UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2022

Date of reporting period: November 1, 2021 through October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Annual Report
October 31, 2022
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 44
Statements of Investments 48
Statements of Assets and Liabilities 58
Statements of Operations 66
Statements of Changes in Net Assets 70
Financial Highlights 84
Notes to Financial Statements 94
Report of Independent Registered Public Accounting Firm 112
Supplemental Information 113
Management Information 115
Market Index Definitions 118
Glossary 123

Nationwide Mutual Funds - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Mutual Funds
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Mutual Funds - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide Destination 2025 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2025 Fund Class A returned -17.1% versus -13.96%
for its benchmark, the S&P Target Date To 2025 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2025 (consisting of 227 investments as of October 31, 2022), was -17.19% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest three detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide Multi-Cap Portfolio,
and the underlying Nationwide International Index Fund which registered -17.01%, -18.31%, -23.03%, respectively, during the reporting period. The Fund still holds these securities.
Most of the Fund’s 10 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Nationwide Small Cap Index Fund, and the Nationwide Amundi Strategic Income Fund returned 2.15%, -18.64%, and -4.19%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time it seeks continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.

Nationwide Destination 2025 Fund - October 31, 2022 - Fund Commentary - 5
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 45.9%
Fixed Income Funds 43.3%
Money Market Fund 6.1%
Alternative Assets 4.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 36.9%
Nationwide Multi-Cap Portfolio, Class R6 30.4%
Nationwide International Index Fund, Class R6 9.2%
Fidelity Government Portfolio 6.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.8%
Nationwide Amundi Strategic Income Fund, Class
R6 4.7%
iShares Core MSCI Emerging Markets ETF 3.1%
Nationwide Mid Cap Market Index Fund, Class R6 2.4%
iShares 20+ Year Treasury Bond ETF 1.7%
Nationwide Small Cap Index Fund, Class R6 0.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

6 - Fund Commentary - October 31, 2022 - Nationwide Destination 2025 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(17.10)% 2.40% 5.25% 8/29/2007
w/SC
2
(21.86)% 1.20% 4.63%
Class R
3,4
(17.37)% 2.12% 4.96% 8/29/2007
Class R6
3,5
(16.78)% 2.88% 5.74% 8/29/2007
Institutional Service Class
3
(17.01)% 2.61% 5.48% 8/29/2007
S&P Target Date To 2025
Index (13.96)% 3.27% 5.45%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.93%
Class R 1.18%
Class R6 0.43%
Institutional Service Class 0.68%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2025 Fund - October 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2025 Fund versus the S&P Target
Date (TD) To 2025 Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2022 - Nationwide Destination 2030 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2030 Fund Class A returned -18.43% versus -15.05%
for its benchmark, the S&P Target Date To 2030 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2030 (consisting of 229 investments as of October 31, 2022), was -18.10% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest three detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide Multi-Cap Portfolio,
and the underlying Nationwide International Index Fund which registered -17.01%, -18.31%, -23.03%, respectively, during the reporting period. The Fund still holds these securities.
Most of the Fund’s 10 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Nationwide Inflation-Protected Securities Fund, and the Nationwide Amundi Strategic Income Fund returned
2.15%, -11.93%, and -4.19%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time seeks to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.

Nationwide Destination 2030 Fund - October 31, 2022 - Fund Commentary - 9
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 61.2%
Fixed Income Funds 32.3%
Alternative Assets 3.3%
Money Market Fund 3.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 39.3%
Nationwide Bond Portfolio, Class R6 28.9%
Nationwide International Index Fund, Class R6 11.9%
iShares Core MSCI Emerging Markets ETF 4.3%
Nationwide Mid Cap Market Index Fund, Class R6 3.7%
Nationwide Amundi Strategic Income Fund, Class
R6 3.3%
Fidelity Government Portfolio 3.2%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.1%
Nationwide Small Cap Index Fund, Class R6 2.0%
iShares 20+ Year Treasury Bond ETF 1.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

10 - Fund Commentary - October 31, 2022 - Nationwide Destination 2030 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(18.43)% 2.85% 5.95% 8/29/2007
w/SC
2
(23.09)% 1.65% 5.33%
Class R
3,4
(18.61)% 2.57% 5.69% 8/29/2007
Class R6
3,5
(18.02)% 3.35% 6.47% 8/29/2007
Institutional Service Class
3
(18.26)% 3.09% 6.22% 8/29/2007
S&P Target Date To 2030
Index (15.05)% 3.80% 6.14%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.93%
Class R 1.18%
Class R6 0.43%
Institutional Service Class 0.68%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2030 Fund - October 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2030 Fund versus the S&P Target
Date (TD) To 2030 Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - October 31, 2022 - Nationwide Destination 2035 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2035 Fund Class A returned -19.19% versus -16.09%
for its benchmark, the S&P Target Date To 2035 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2035 (consisting of 220 investments as of October 31, 2022), was -18.77% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest three detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide Multi-Cap Portfolio, and
the underlying Nationwide International Index Fund which registered -17.01%, -18.31%, -23.03% respectively, during the reporting period. The fund still holds these securities.
Most of the Fund’s 10 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Nationwide Inflation-Protected Securities Fund, and the Nationwide Amundi Strategic Income Fund returned
2.15%, -11.93%, and -4.19% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to cut international equity exposure by reducing allocations to the Nationwide International Index Fund and Nationwide International Small Cap Fund.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time seeks to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.

Nationwide Destination 2035 Fund - October 31, 2022 - Fund Commentary - 13
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 73.0%
Fixed Income Funds 23.1%
Alternative Assets 2.3%
Money Market Fund 1.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 46.0%
Nationwide Bond Portfolio, Class R6 21.3%
Nationwide International Index Fund, Class R6 13.8%
iShares Core MSCI Emerging Markets ETF 5.5%
Nationwide Mid Cap Market Index Fund, Class R6 4.9%
Nationwide Small Cap Index Fund, Class R6 2.8%
Nationwide Amundi Strategic Income Fund, Class
R6 2.3%
Fidelity Government Portfolio 1.6%
iShares 20+ Year Treasury Bond ETF 1.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 0.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

14 - Fund Commentary - October 31, 2022 - Nationwide Destination 2035 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(19.19)% 3.33% 6.56% 8/29/2007
w/SC
2
(23.82)% 2.11% 5.93%
Class R
3,4
(19.41)% 3.06% 6.28% 8/29/2007
Class R6
3,5
(18.85)% 3.82% 7.07% 8/29/2007
Institutional Service Class
3
(18.96)% 3.58% 6.82% 8/29/2007
S&P Target Date To 2035
Index (16.09)% 4.26% 6.71%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.92%
Class R 1.17%
Class R6 0.42%
Institutional Service Class 0.67%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2035 Fund - October 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2035 Fund versus the S&P Target
Date (TD) To 2035 Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2022 - Nationwide Destination 2040 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2040 Fund Class A returned -19.74% versus -16.69%
for its benchmark, the S&P Target Date To 2040 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2040 (consisting of 223 investments as of October 31, 2022), was -19.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest three detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide Multi-Cap Portfolio,
and the underlying Nationwide International Index Fund, which registered -17.01%, -18.31%, -23.03% respectively, during the reporting period. The fund still holds these securities.
Most of the Fund’s 10 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Nationwide Inflation-Protected Securities Fund, and the Nationwide Amundi Strategic Income Fund returned
2.15%, -11.93%, and -4.19%, respectively. These investments were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time, seeks continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.

Nationwide Destination 2040 Fund - October 31, 2022 - Fund Commentary - 17
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 82.0%
Fixed Income Funds 15.8%
Alternative Assets 1.4%
Money Market Fund 0.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.1%
Nationwide International Index Fund, Class R6 15.8%
Nationwide Bond Portfolio, Class R6 14.7%
iShares Core MSCI Emerging Markets ETF 6.2%
Nationwide Mid Cap Market Index Fund, Class R6 6.0%
Nationwide Small Cap Index Fund, Class R6 2.9%
Nationwide Amundi Strategic Income Fund, Class
R6 1.4%
iShares 20+ Year Treasury Bond ETF 0.9%
Fidelity Government Portfolio 0.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 0.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

18 - Fund Commentary - October 31, 2022 - Nationwide Destination 2040 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(19.74)% 3.76% 7.03% 8/29/2007
w/SC
2
(24.39)% 2.54% 6.39%
Class R
3,4
(19.93)% 3.50% 6.75% 8/29/2007
Class R6
3,5
(19.37)% 4.27% 7.54% 8/29/2007
Institutional Service Class
3
(19.57)% 4.01% 7.28% 8/29/2007
S&P Target Date To 2040
Index (16.69)% 4.56% 7.19%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.92%
Class R 1.17%
Class R6 0.42%
Institutional Service Class 0.67%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2040 Fund - October 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2040 Fund versus the S&P Target
Date (TD) To 2040 Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2022 - Nationwide Destination 2045 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2045 Fund Class A returned -20.02% versus -17.15%
for its benchmark, the S&P Target Date To 2045 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2045 (consisting of 220 investments as of October 31, 2022), was -19.65% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest three detractors to Fund returns were the underlying iShares Core MSCI Emerging Markets ETF, Nationwide Multi-
Cap Portfolio, and the underlying Nationwide International Index Fund which registered -29.99%, -18.31%, -23.03%, respectively, during the reporting period. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during the reporting period posted negative returns. The underlying
Nationwide Fixed Contract, iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund returned
2.15%, -33.74%, and -4.19%, respectively. These investments were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time seeks to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives..
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.

Nationwide Destination 2045 Fund - October 31, 2022 - Fund Commentary - 21
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 87.0%
Fixed Income Funds 12.1%
Alternative Assets 0.6%
Money Market Fund 0.4%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 53.8%
Nationwide International Index Fund, Class R6 16.8%
Nationwide Bond Portfolio, Class R6 11.1%
Nationwide Mid Cap Market Index Fund, Class R6 6.7%
iShares Core MSCI Emerging Markets ETF 6.6%
Nationwide Small Cap Index Fund, Class R6 3.0%
iShares 20+ Year Treasury Bond ETF 1.0%
Nationwide Amundi Strategic Income Fund, Class
R6 0.6%
Fidelity Government Portfolio 0.4%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

22 - Fund Commentary - October 31, 2022 - Nationwide Destination 2045 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(20.02)% 4.00% 7.34% 8/29/2007
w/SC
2
(24.65)% 2.78% 6.70%
Class R
3,4
(20.30)% 3.69% 7.03% 8/29/2007
Class R6
3,5
(19.68)% 4.49% 7.86% 8/29/2007
Institutional Service Class
3
(19.92)% 4.21% 7.58% 8/29/2007
S&P Target Date To 2045
Index (17.15)% 4.78% 7.54%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2045 Fund - October 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2045 Fund versus the S&P Target
Date (TD) To 2045 Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2022 - Nationwide Destination 2050 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2050 Fund Class A returned -20.2% versus -17.34%
for its benchmark, the S&P Target Date To 2050 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2050 (consisting of 221 investments as of October 31, 2022), was -19.84% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility, as markets contracted during the period.
The largest three detractors to Fund returns were the underlying iShares Core MSCI Emerging Markets ETF, Nationwide Multi-
Cap Portfolio, and the underlying Nationwide International Index Fund which registered -29.99%, -18.31%, -23.03% respectively, during the reporting period. The Fund still holds these securities.
All the Fund’s eight underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Small Cap Index Fund, iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund returned
-18.64%, -33.74%, and -4.19% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the underlying funds having negative returns. The Fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

Nationwide Destination 2050 Fund - October 31, 2022 - Fund Commentary - 25
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 89.7%
Fixed Income Funds 10.2%
Alternative Assets 0.1%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 55.2%
Nationwide International Index Fund, Class R6 17.4%
Nationwide Bond Portfolio, Class R6 9.1%
Nationwide Mid Cap Market Index Fund, Class R6 7.1%
iShares Core MSCI Emerging Markets ETF 7.0%
Nationwide Small Cap Index Fund, Class R6 3.1%
iShares 20+ Year Treasury Bond ETF 1.0%
Nationwide Amundi Strategic Income Fund, Class
R6 0.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

26 - Fund Commentary - October 31, 2022 - Nationwide Destination 2050 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(20.20)% 4.07% 7.41% 8/29/2007
w/SC
2
(24.80)% 2.84% 6.78%
Class R
3,4
(20.42)% 3.79% 7.13% 8/29/2007
Class R6
3,5
(19.76)% 4.58% 7.94% 8/29/2007
Institutional Service Class
3
(19.96)% 4.32% 7.68% 8/29/2007
S&P Target Date To 2050
Index (17.34)% 4.98% 7.85%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2050 Fund - October 31, 2022 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2050 Fund versus the S&P Target
Date (TD) To 2050 Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2022 - Nationwide Destination 2055 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2055 Fund Class A returned -20.15% versus -17.38%
for its benchmark, the S&P Target Date To 2055 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2055 (consisting of 220 investments as of October 31, 2022), was -19.89% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest three detractors to Fund returns were the underlying iShares Core MSCI Emerging Markets ETF, Nationwide Multi-
Cap Portfolio, and the underlying Nationwide International Index Fund which registered -29.99%, -18.31%, -23.03%, respectively, during the reporting period. The fund still holds these securities.
All the Fund’s seven underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Small Cap Index Fund, iShares 20+ Year Treasury Bond ETF, and the Nationwide Mid Cap Index Fund returned -18.64%, -33.74%, and -11.73%, respectively. These investments were the largest relative contributors to the Fund’s returns for the period despite the underlying funds having negative returns. The fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

Nationwide Destination 2055 Fund - October 31, 2022 - Fund Commentary - 29
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 91.5%
Fixed Income Funds 8.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 55.9%
Nationwide International Index Fund, Class R6 17.7%
Nationwide Mid Cap Market Index Fund, Class R6 7.6%
Nationwide Bond Portfolio, Class R6 7.5%
iShares Core MSCI Emerging Markets ETF 7.1%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

30 - Fund Commentary - October 31, 2022 - Nationwide Destination 2055 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(20.15)% 4.13% 7.46% 12/27/2010
w/SC
2
(24.75)% 2.91% 6.83%
Class R
3,4
(20.39)% 3.86% 7.19% 12/27/2010
Class R6
3,5
(19.80)% 4.65% 8.00% 12/27/2010
Institutional Service Class
3
(19.98)% 4.39% 7.73% 12/27/2010
S&P Target Date To 2055
Index (17.38)% 4.98% 8.02% 12/27/2010
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2055 Fund - October 31, 2022 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2055 Fund versus the S&P Target
Date (TD) To 2055 Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - October 31, 2022 - Nationwide Destination 2060 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2060 Fund Class A returned -20.22% versus -17.42%
for its benchmark, the S&P Target Date To 2060 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2060 (consisting of 220 investments as of October 31, 2022), was -19.90% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility, as markets contracted during the period.
The largest three detractors to Fund returns were the underlying iShares Core MSCI Emerging Markets ETF, Nationwide Multi-
Cap Portfolio, and the underlying Nationwide International Index Fund which registered -29.99%, -18.31%, -23.03%, respectively, during the reporting period. The fund still holds these securities.
All the Fund’s seven underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Small Cap Index Fund, iShares 20+ Year Treasury Bond ETF, and the Nationwide Mid Cap Index Fund returned -18.64%, -33.74%, and -11.73%, respectively. These investments the largest relative contributors to the Fund’s returns for the period despite the underlying funds having negative returns. The fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested the Nationwide Bond Index Fund and Nationwide Core
Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide Bond
Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

Nationwide Destination 2060 Fund - October 31, 2022 - Fund Commentary - 33
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 92.4%
Fixed Income Funds 7.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 56.0%
Nationwide International Index Fund, Class R6 17.6%
Nationwide Mid Cap Market Index Fund, Class R6 8.0%
iShares Core MSCI Emerging Markets ETF 7.5%
Nationwide Bond Portfolio, Class R6 6.8%
Nationwide Small Cap Index Fund, Class R6 3.3%
iShares 20+ Year Treasury Bond ETF 0.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

34 - Fund Commentary - October 31, 2022 - Nationwide Destination 2060 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(20.22)% 4.20% 5.41% 11/28/2014
w/SC
2
(24.80)% 2.97% 4.62%
Class R
3
(20.38)% 3.94% 5.17% 11/28/2014
Class R6
3,4
(19.77)% 4.72% 5.91% 11/28/2014
Institutional Service Class
3
(19.93)% 4.47% 5.67% 11/28/2014
S&P Target Date To 2060+
Index (17.42)% 5.20% 6.29% 11/28/2014
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2060 Fund - October 31, 2022 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2060 Fund from inception through
10/31/22 versus the S&P Target Date (TD) To 2060+ Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - October 31, 2022 - Nationwide Destination 2065 Fund
For the annual period ended October 31, 2022, the Nationwide Destination 2065 Fund Class A returned -20.06% versus -17.42%
for its benchmark, the S&P Target Date To 2060 Index - Gross Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2065+ (consisting of 162 investments as of October 31, 2022), was -20.24% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility, as markets contracted during the period.
The largest three detractors to Fund returns were the underlying iShares Core MSCI Emerging Markets ETF, Nationwide Multi-
Cap Portfolio, and the underlying Nationwide International Index Fund which registered -29.99%, -18.31%, -23.03%, respectively, during the reporting period. The Fund still holds these securities.
All the Fund’s seven underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Small Cap Index Fund, iShares 20+ Year Treasury Bond ETF, and the Nationwide Mid Cap Index Fund returned -18.64%, -33.74%, and -11.73%, respectively. These investments were the largest relative contributors to the Fund’s returns for the period despite the underlying funds having negative returns. The Fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

Nationwide Destination 2065 Fund - October 31, 2022 - Fund Commentary - 37
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 93.4%
Fixed Income Funds 6.6%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 56.7%
Nationwide International Index Fund, Class R6 17.5%
Nationwide Mid Cap Market Index Fund, Class R6 8.2%
iShares Core MSCI Emerging Markets ETF 7.7%
Nationwide Bond Portfolio, Class R6 6.0%
Nationwide Small Cap Index Fund, Class R6 3.3%
iShares 20+ Year Treasury Bond ETF 0.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

38 - Fund Commentary - October 31, 2022 - Nationwide Destination 2065 Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(20.06)% 5.48% 2/28/2020
w/SC
2
(24.66)% 3.17%
Class R
3
(20.31)% 5.15% 2/28/2020
Class R6
3
(19.69)% 5.95% 2/28/2020
Institutional Service Class
3
(19.90)% 5.70% 2/28/2020
S&P Target Date To 2060+
Index (17.42)% 3.55% 2/28/2020
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.89%
Class R 1.14%
Class R6 0.39%
Institutional Service Class 0.64%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide Destination 2065 Fund - October 31, 2022 - Fund Commentary - 39
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2065 Fund from inception through
10/31/22 versus the S&P Target Date (TD) To 2060+ Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

40 - Fund Commentary - October 31, 2022 - Nationwide Destination Retirement Fund
For the annual period ended October 31, 2022, the Nationwide Destination Retirement Fund Class A returned -15.9% versus
-13.06% for its benchmark, the S&P Target Date Retirement Income - Gross Return - USD. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date Retirement (consisting of 163 investments as of October 31, 2022), was
-14.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility, as markets contracted during the period.
The largest three detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide Multi-Cap Portfolio,
and the underlying Nationwide International Index Fund, which registered -17.01%, -18.31%, -23.03%, respectively, during the reporting period. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Nationwide Mid Cap Index Fund, and the Nationwide Amundi Strategic Income Fund returned 2.15%, -11.73%, and -4.19%, respectively, and were the largest relative contributors to the Fund’s returns for the period, despite the latter two having negative returns. The Fund still holds these securities.
During the fourth quarter of 2021, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the third quarter of 2022, the portfolio management team increased the allocation to the Nationwide Multi-Cap Portfolio.
This was part of a move to decrease international equity exposure by reducing allocations to the Nationwide International Index
Fund and Nationwide International Small Cap Fund.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government
Money Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while also continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.

Nationwide Destination Retirement Fund - October 31, 2022 - Fund Commentary - 41
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 50.9%
Equity Funds 35.5%
Money Market Fund 7.9%
Alternative Assets 5.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 42.2%
Nationwide Multi-Cap Portfolio, Class R6 24.0%
Fidelity Government Portfolio 7.9%
Nationwide International Index Fund, Class R6 7.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.8%
Nationwide Amundi Strategic Income Fund, Class
R6 5.7%
iShares Core MSCI Emerging Markets ETF 2.5%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Mid Cap Market Index Fund, Class R6 1.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

42 - Fund Commentary - October 31, 2022 - Nationwide Destination Retirement Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(15.90)% 1.69% 3.88% 8/29/2007
w/SC
2
(20.70)% 0.49% 3.26%
Class R
3,4
(16.13)% 1.40% 3.58% 8/29/2007
Class R6
3,5
(15.45)% 2.17% 4.36% 8/29/2007
Institutional Service Class
3
(15.71)% 1.92% 4.11% 8/29/2007
S&P Target Date
Retirement Income Index (13.06)% 2.07% 3.44%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.93%
Class R 1.18%
Class R6 0.43%
Institutional Service Class 0.68%
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination Retirement Fund - October 31, 2022 - Fund Commentary - 43
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination Retirement Fund versus the
S&P Target Date (TD) Retirement Income Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

44 - Shareholder Expense Example - October 31, 2022 - Target Destination Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022 through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022 through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
(a)
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 928.60 2.82 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class R Shares
Actual
(b)
1,000.00 926.80 4.27 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 929.10 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 928.50 1.85 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38

Target Destination Funds - October 31, 2022 - Shareholder Expense Example - 45
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
(a)
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 924.20 3.06 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class R Shares
Actual
(b)
1,000.00 923.00 4.27 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 926.40 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 926.30 1.85 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 922.40 2.81 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class R Shares
Actual
(b)
1,000.00 921.10 4.26 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 924.50 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 924.20 1.84 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 920.70 2.81 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class R Shares
Actual
(b)
1,000.00 920.80 4.26 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 922.90 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 921.80 1.84 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38

46 - Shareholder Expense Example - October 31, 2022 - Target Destination Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
(a)
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
(a)
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 920.80 2.81 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class R Shares
Actual
(b)
1,000.00 919.50 4.26 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 922.90 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 921.30 1.84 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 920.20 3.05 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class R Shares
Actual
(b)
1,000.00 919.10 4.26 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 923.20 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 922.20 1.84 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 920.60 2.95 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class R Shares
Actual
(b)
1,000.00 919.20 4.26 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 922.60 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 922.20 1.84 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38

Target Destination Funds - October 31, 2022 - Shareholder Expense Example - 47
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
(a)
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
(a)
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 920.20 3.05 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class R Shares
Actual
(b)
1,000.00 919.80 4.26 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 923.40 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 922.40 1.84 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 921.90 3.05 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class R Shares
Actual
(b)
1,000.00 920.10 4.26 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 924.30 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 923.30 1.84 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 932.00 2.82 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class R Shares
Actual
(b)
1,000.00 930.20 4.33 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 934.40 0.63 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 933.00 1.85 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

48 - Statement of Investments - October 31, 2022 - Nationwide Destination 2025 Fund
Investment Companies 89 .1%
Shares Value ($)
Alternative Assets 4.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 789,709 7,652,277
Total Alternative Assets
(cost $7,808,759) 7,652,277
Equity Funds 42.8%
Nationwide International Index
Fund, Class R6(a) 2,175,824 14,904,393
Nationwide Mid Cap Market
Index Fund, Class R6(a) 242,895 3,934,895
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,509,670 49,110,302
Nationwide Small Cap Index
Fund, Class R6(a) 99,531 1,053,043
Total Equity Funds
(cost $60,416,921) 69,002,633
Fixed Income Funds 41.6%
Nationwide Bond Portfolio, Class
R6(a) 7,196,624 59,444,113
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 861,343 7,752,088
Total Fixed Income Funds
(cost $80,314,464) 67,196,201
Total Investment Companies
(cost $148,540,144) 143,851,111
Exchange Traded Funds 4 .8%
Shares Value ($)
Equity Fund 3.1%
iShares Core MSCI Emerging
Markets ETF 117,367 4,970,492
Fixed Income Fund 1.7%
iShares 20+ Year Treasury Bond
ETF 28,591 2,747,881
Total Exchange Traded Funds
(cost $9,676,680) 7,718,373
Short-Term Investment 6 .1%
Money Market Fund 6 .1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(b) 9,851,263 9,851,263
Total Short-Term Investment
(cost $9,851,263)
9,851,263
Total Investments
(cost $168,068,087) — 100.0% 161,420,747
Liabilities in excess of other assets — 0.0%
†
(51,002)
NET ASSETS — 100.0% $ 161,369,745
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2030 Fund - October 31, 2022 - Statement of Investments - 49
Investment Companies 91 .1%
Shares Value ($)
Alternative Assets 3.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 621,745 6,024,709
Total Alternative Assets
(cost $6,226,110) 6,024,709
Equity Funds 56.8%
Nationwide International Index
Fund, Class R6(a) 3,143,137 21,530,490
Nationwide Mid Cap Market
Index Fund, Class R6(a) 410,669 6,652,831
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,541,006 71,231,561
Nationwide Small Cap Index
Fund, Class R6(a) 341,324 3,611,207
Total Equity Funds
(cost $91,945,734) 103,026,089
Fixed Income Funds 31.0%
Nationwide Bond Portfolio, Class
R6(a) 6,352,225 52,469,376
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 418,325 3,764,928
Total Fixed Income Funds
(cost $67,537,879) 56,234,304
Total Investment Companies
(cost $165,709,723) 165,285,102
Exchange Traded Funds 5 .7%
Shares Value ($)
Equity Fund 4.4%
iShares Core MSCI Emerging
Markets ETF 186,519 7,899,079
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF 25,179 2,419,954
Total Exchange Traded Funds
(cost $12,848,278) 10,319,033
Short-Term Investment 3 .2%
Money Market Fund 3 .2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(b) 5,793,048 5,793,048
Total Short-Term Investment
(cost $5,793,048)
5,793,048
Total Investments
(cost $184,351,049) — 100.0% 181,397,183
Liabilities in excess of other assets — 0.0%
†
(71,604)
NET ASSETS — 100.0% $ 181,325,579
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - October 31, 2022 - Nationwide Destination 2035 Fund
Investment Companies 91 .9%
Shares Value ($)
Alternative Assets 2.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 392,566 3,803,967
Total Alternative Assets
(cost $3,984,207) 3,803,967
Equity Funds 67.5%
Nationwide International Index
Fund, Class R6(a) 3,291,705 22,548,180
Nationwide Mid Cap Market
Index Fund, Class R6(a) 501,773 8,128,715
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,950,179 75,687,446
Nationwide Small Cap Index
Fund, Class R6(a) 432,392 4,574,706
Total Equity Funds
(cost $100,476,094) 110,939,047
Fixed Income Funds 22.1%
Nationwide Bond Portfolio, Class
R6(a) 4,236,741 34,995,482
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 145,949 1,313,537
Total Fixed Income Funds
(cost $43,656,046) 36,309,019
Total Investment Companies
(cost $148,116,347) 151,052,033
Exchange Traded Funds 6 .5%
Shares Value ($)
Equity Fund 5.5%
iShares Core MSCI Emerging
Markets ETF 212,139 8,984,087
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 17,671 1,698,360
Total Exchange Traded Funds
(cost $13,203,777) 10,682,447
Short-Term Investment 1 .6%
Money Market Fund 1 .6%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(b) 2,694,874 2,694,874
Total Short-Term Investment
(cost $2,694,874)
2,694,874
Total Investments
(cost $164,014,998) — 100.0% 164,429,354
Liabilities in excess of other assets — 0.0%
†
(62,398)
NET ASSETS — 100.0% $ 164,366,956
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2040 Fund - October 31, 2022 - Statement of Investments - 51
Investment Companies 92 .1%
Shares Value ($)
Alternative Assets 1.4%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 215,812 2,091,215
Total Alternative Assets
(cost $2,154,893) 2,091,215
Equity Funds 75.8%
Nationwide International Index
Fund, Class R6(a) 3,399,333 23,285,429
Nationwide Mid Cap Market
Index Fund, Class R6(a) 549,882 8,908,096
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,947,267 75,655,742
Nationwide Small Cap Index
Fund, Class R6(a) 409,926 4,337,017
Total Equity Funds
(cost $102,756,618) 112,186,284
Fixed Income Funds 14.9%
Nationwide Bond Portfolio, Class
R6(a) 2,629,382 21,718,698
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 31,449 283,044
Total Fixed Income Funds
(cost $26,448,655) 22,001,742
Total Investment Companies
(cost $131,360,166) 136,279,241
Exchange Traded Funds 7 .1%
Shares Value ($)
Equity Fund 6.2%
iShares Core MSCI Emerging
Markets ETF 215,022 9,106,182
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 14,248 1,369,375
Total Exchange Traded Funds
(cost $12,847,390) 10,475,557
Short-Term Investment 0 .8%
Money Market Fund 0 .8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(b) 1,184,010 1,184,010
Total Short-Term Investment
(cost $1,184,010)
1,184,010
Total Investments
(cost $145,391,566) — 100.0% 147,938,808
Liabilities in excess of other assets — 0.0%
†
(63,905)
NET ASSETS — 100.0% $ 147,874,903
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - October 31, 2022 - Nationwide Destination 2045 Fund
Investment Companies 92 .1%
Shares Value ($)
Alternative Assets 0.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 77,138 747,464
Total Alternative Assets
(cost $783,726) 747,464
Equity Funds 80.4%
Nationwide International Index
Fund, Class R6(a) 3,113,734 21,329,078
Nationwide Mid Cap Market
Index Fund, Class R6(a) 527,754 8,549,619
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,267,467 68,252,720
Nationwide Small Cap Index
Fund, Class R6(a) 358,754 3,795,613
Total Equity Funds
(cost $93,467,822) 101,927,030
Fixed Income Fund 11.1%
Nationwide Bond Portfolio, Class
R6(a) 1,711,150 14,134,103
Total Fixed Income Funds
(cost $16,971,433) 14,134,103
Total Investment Companies
(cost $111,222,981) 116,808,597
Exchange Traded Funds 7 .6%
Shares Value ($)
Equity Fund 6.6%
iShares Core MSCI Emerging
Markets ETF 197,867 8,379,668
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 12,840 1,234,052
Total Exchange Traded Funds
(cost $11,856,941) 9,613,720
Short-Term Investment 0 .4%
Money Market Fund 0 .4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(b) 494,155 494,155
Total Short-Term Investment
(cost $494,155)
494,155
Total Investments
(cost $123,574,077) — 100.1% 126,916,472
Liabilities in excess of other assets — (0.1)% (136,357)
NET ASSETS — 100.0% $ 126,780,115
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2050 Fund - October 31, 2022 - Statement of Investments - 53
Investment Companies 91 .9%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 15,015 145,500
Total Alternative Assets
(cost $148,605) 145,500
Equity Funds 82.7%
Nationwide International Index
Fund, Class R6(a) 3,063,353 20,983,968
Nationwide Mid Cap Market
Index Fund, Class R6(a) 528,282 8,558,173
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,102,742 66,458,863
Nationwide Small Cap Index
Fund, Class R6(a) 348,930 3,691,685
Total Equity Funds
(cost $93,184,147) 99,692,689
Fixed Income Fund 9.1%
Nationwide Bond Portfolio, Class
R6(a) 1,329,738 10,983,632
Total Fixed Income Funds
(cost $13,114,229) 10,983,632
Total Investment Companies
(cost $106,446,981) 110,821,821
Exchange Traded Funds 8 .1%
Shares Value ($)
Equity Fund 7.0%
iShares Core MSCI Emerging
Markets ETF 200,055 8,472,329
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 12,909 1,240,684
Total Exchange Traded Funds
(cost $11,878,830) 9,713,013
Total Investments
(cost $118,325,811) — 100.0% 120,534,834
Other assets in excess of liabilities — 0.0%
†
37,193
NET ASSETS — 100.0% $ 120,572,027
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - October 31, 2022 - Nationwide Destination 2055 Fund
Investment Companies 91 .9%
Shares Value ($)
Equity Funds 84.4%
Nationwide International Index
Fund, Class R6(a) 1,968,269 13,482,644
Nationwide Mid Cap Market
Index Fund, Class R6(a) 354,973 5,750,564
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,889,795 42,359,869
Nationwide Small Cap Index
Fund, Class R6(a) 226,432 2,395,655
Total Equity Funds
(cost $60,474,240) 63,988,732
Fixed Income Fund 7.5%
Nationwide Bond Portfolio, Class
R6(a) 685,410 5,661,489
Total Fixed Income Funds
(cost $6,736,192) 5,661,489
Total Investment Companies
(cost $67,210,432) 69,650,221
Exchange Traded Funds 8 .1%
Shares Value ($)
Equity Fund 7.1%
iShares Core MSCI Emerging
Markets ETF 127,603 5,403,987
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 7,581 728,610
Total Exchange Traded Funds
(cost $7,466,587) 6,132,597
Total Investments
(cost $74,677,019) — 100.0% 75,782,818
Liabilities in excess of other assets — 0.0%
†
(26,314)
NET ASSETS — 100.0% $ 75,756,504
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2060 Fund - October 31, 2022 - Statement of Investments - 55
Investment Companies 91 .7%
Shares Value ($)
Equity Funds 84.9%
Nationwide International Index
Fund, Class R6(a) 856,699 5,868,385
Nationwide Mid Cap Market
Index Fund, Class R6(a) 165,153 2,675,486
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,714,805 18,674,222
Nationwide Small Cap Index
Fund, Class R6(a) 102,481 1,084,249
Total Equity Funds
(cost $27,056,900) 28,302,342
Fixed Income Fund 6.8%
Nationwide Bond Portfolio, Class
R6(a) 274,829 2,270,086
Total Fixed Income Funds
(cost $2,671,225) 2,270,086
Total Investment Companies
(cost $29,728,125) 30,572,428
Exchange Traded Funds 8 .3%
Shares Value ($)
Equity Fund 7.5%
iShares Core MSCI Emerging
Markets ETF 59,244 2,508,983
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF 2,642 253,923
Total Exchange Traded Funds
(cost $3,332,056) 2,762,906
Total Investments
(cost $33,060,181) — 100.0% 33,335,334
Liabilities in excess of other assets — 0.0%
†
(657)
NET ASSETS — 100.0% $ 33,334,677
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - October 31, 2022 - Nationwide Destination 2065 Fund
Investment Companies 91 .7%
Shares Value ($)
Equity Funds 85.7%
Nationwide International Index
Fund, Class R6(a) 86,077 589,627
Nationwide Mid Cap Market
Index Fund, Class R6(a) 16,916 274,031
Nationwide Multi-Cap Portfolio,
Class R6(a) 174,861 1,904,235
Nationwide Small Cap Index
Fund, Class R6(a) 10,590 112,044
Total Equity Funds
(cost $2,940,937) 2,879,937
Fixed Income Fund 6.0%
Nationwide Bond Portfolio, Class
R6(a) 24,353 201,153
Total Fixed Income Funds
(cost $231,002) 201,153
Total Investment Companies
(cost $3,171,939) 3,081,090
Exchange Traded Funds 8 .3%
Shares Value ($)
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 6,114 258,928
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 199 19,126
Total Exchange Traded Funds
(cost $338,877) 278,054
Total Investments
(cost $3,510,816) — 100.0% 3,359,144
Other assets in excess of liabilities — 0.0%
†
1,232
NET ASSETS — 100.0% $ 3,360,376
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - October 31, 2022 - Statement of Investments - 57
Investment Companies 87 .7%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 648,251 6,281,551
Total Alternative Assets
(cost $6,055,047) 6,281,551
Equity Funds 33.0%
Nationwide International Index
Fund, Class R6(a) 1,150,515 7,881,027
Nationwide Mid Cap Market
Index Fund, Class R6(a) 128,458 2,081,021
Nationwide Multi-Cap Portfolio,
Class R6(a) 2,429,643 26,458,817
Total Equity Funds
(cost $31,048,426) 36,420,865
Fixed Income Funds 49.0%
Nationwide Bond Portfolio, Class
R6(a) 5,647,430 46,647,774
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 831,720 7,485,484
Total Fixed Income Funds
(cost $64,058,919) 54,133,258
Total Investment Companies
(cost $101,162,392) 96,835,674
Exchange Traded Funds 4 .4%
Shares Value ($)
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF 64,486 2,730,982
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 21,940 2,108,653
Total Exchange Traded Funds
(cost $6,295,051) 4,839,635
Short-Term Investment 7 .9%
Money Market Fund 7 .9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(b) 8,752,333 8,752,333
Total Short-Term Investment
(cost $8,752,333)
8,752,333
Total Investments
(cost $116,209,776) — 100.0% 110,427,642
Liabilities in excess of other assets — 0.0%
†
(45,497)
NET ASSETS — 100.0% $ 110,382,145
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

58 - Statements of Assets and Liabilities - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Assets:
Investment securities of affiliated issuers, at value $ 143,851,111
Investment securities of unaffiliated issuers, at value 17,569,636
Cash —
Interest and dividends receivable 14,839
Security lending income receivable 127
Receivable for investments sold 19,748
Receivable for capital shares issued 41,453
Total Assets 161,496,914
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 60,919
Accrued expenses and other payables:
Investment advisory fees 17,529
Distribution fees 21,586
Administrative servicing fees 25,778
Trustee fees 719
Professional fees 638
Total Liabilities 127,169
Net Assets $ 161,369,745
Cost of investment securities of affiliated issuers 148,540,144
Cost of investment securities of unaffiliated issuers 19,527,943
Represented by:
Capital $ 166,796,736
Total distributable earnings (loss) (5,426,991)
Net Assets $ 161,369,745

Target Destination Funds - October 31, 2022 - Statements of Assets and Liabilities - 59
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 165,285,102 $ 151,052,033 $ 136,279,241 $ 116,808,597 $ 110,821,821
16,112,081 13,377,321 11,659,567 10,107,875 9,713,013
— — — — 172,292
8,846 3,861 1,470 518 103
58 138 40 102 34
7,312 119,500 67,556 — —
39,264 20,513 61,087 55,732 246,969
181,452,663 164,573,366 148,068,961 126,972,824 120,954,232
— — — 86,337 286,750
46,086 139,797 128,391 53,922 33,676
19,599 17,655 15,839 13,509 12,766
25,551 21,984 21,083 17,889 17,722
34,353 25,642 27,595 20,054 30,369
781 683 585 504 471
714 649 565 494 451
127,084 206,410 194,058 192,709 382,205
$ 181,325,579 $ 164,366,956 $ 147,874,903 $ 126,780,115 $ 120,572,027
165,709,723 148,116,347 131,360,166 111,222,981 106,446,981
18,641,326 15,898,651 14,031,400 12,351,096 11,878,830
$ 185,291,405 $ 166,617,941 $ 147,830,464 $ 125,775,528 $ 120,667,319
(3,965,826) (2,250,985) 44,439 1,004,587 (95,292)
$ 181,325,579 $ 164,366,956 $ 147,874,903 $ 126,780,115 $ 120,572,027

60 - Statements of Assets and Liabilities - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Net Assets:
Class A Shares $ 31,070,861
Class R Shares 36,146,121
Class R6 Shares 53,971,280
Institutional Service Class Shares 40,181,483
Total $ 161,369,745
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,929,699
Class R Shares 4,593,814
Class R6 Shares 6,759,693
Institutional Service Class Shares 5,070,967
Total 20,354,173
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 7.91(a)
Class R Shares $ 7.87
Class R6 Shares $ 7.98
Institutional Service Class Shares $ 7.92
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8.39
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2022 - Statements of Assets and Liabilities - 61
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 35,855,447 $ 36,049,238 $ 33,997,640 $ 30,609,668 $ 28,283,204
43,312,599 35,124,538 34,470,801 28,344,861 29,162,521
54,819,401 52,840,126 41,009,921 40,470,012 35,028,340
47,338,132 40,353,054 38,396,541 27,355,574 28,097,962
$ 181,325,579 $ 164,366,956 $ 147,874,903 $ 126,780,115 $ 120,572,027
4,703,490 4,362,445 4,189,777 3,607,369 3,747,457
5,736,109 4,299,314 4,298,253 3,398,455 3,951,719
7,118,302 6,319,641 4,980,135 4,713,219 4,611,256
6,196,925 4,870,057 4,686,690 3,221,236 3,718,782
23,754,826 19,851,457 18,154,855 14,940,279 16,029,214
$ 7.62(a) $ 8.26(a) $ 8.11(a) $ 8.49(a) $ 7.55(a)
$ 7.55 $ 8.17 $ 8.02 $ 8.34 $ 7.38
$ 7.70 $ 8.36 $ 8.23 $ 8.59 $ 7.60
$ 7.64 $ 8.29 $ 8.19 $ 8.49 $ 7.56
$ 8.08 $ 8.76 $ 8.60 $ 9.01 $ 8.01
5.75% 5.75% 5.75% 5.75% 5.75%

62 - Statements of Assets and Liabilities - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Assets:
Investment securities of affiliated issuers, at value $ 69,650,221
Investment securities of unaffiliated issuers, at value 6,132,597
Cash 130,036
Interest and dividends receivable 121
Security lending income receivable 53
Receivable for investments sold —
Receivable for capital shares issued 30,659
Total Assets 75,943,687
Liabilities:
Payable for investments purchased 146,866
Payable for capital shares redeemed 6,308
Accrued expenses and other payables:
Investment advisory fees 8,044
Distribution fees 10,374
Administrative servicing fees 15,019
Trustee fees 294
Professional fees 278
Total Liabilities 187,183
Net Assets $ 75,756,504
Cost of investment securities of affiliated issuers 67,210,432
Cost of investment securities of unaffiliated issuers 7,466,587
Represented by:
Capital $ 76,641,532
Total distributable earnings (loss) (885,028)
Net Assets $ 75,756,504

Target Destination Funds - October 31, 2022 - Statements of Assets and Liabilities - 63
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 30,572,428 $ 3,081,090 $ 96,835,674
2,762,906 278,054 13,591,968
40,513 887 —
45 17 13,250
20 1 177
— — 298,804
62,882 6,980 31,938
33,438,794 3,367,029 110,771,811
90,026 5,548 —
195 27 330,543
3,544 341 12,159
3,577 263 18,157
6,525 454 27,816
130 12 537
120 8 454
104,117 6,653 389,666
$ 33,334,677 $ 3,360,376 $ 110,382,145
29,728,125 3,171,939 101,162,392
3,332,056 338,877 15,047,384
$ 33,866,079 $ 3,559,138 $ 116,496,060
(531,402) (198,762) (6,113,915)
$ 33,334,677 $ 3,360,376 $ 110,382,145

64 - Statements of Assets and Liabilities - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Net Assets:
Class A Shares $ 19,580,032
Class R Shares 15,658,921
Class R6 Shares 25,617,247
Institutional Service Class Shares 14,900,304
Total $ 75,756,504
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,675,107
Class R Shares 1,348,507
Class R6 Shares 2,169,047
Institutional Service Class Shares 1,263,920
Total 6,456,581
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11.69(a)
Class R Shares $ 11.61
Class R6 Shares $ 11.81
Institutional Service Class Shares $ 11.79
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12.40
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2022 - Statements of Assets and Liabilities - 65
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 11,039,742 $ 900,964 $ 18,718,942
3,341,945 211,334 33,579,552
11,178,085 1,263,107 36,345,533
7,774,905 984,971 21,738,118
$ 33,334,677 $ 3,360,376 $ 110,382,145
1,113,446 88,612 2,693,402
338,856 20,843 4,859,325
1,121,399 123,886 5,209,036
780,791 96,702 3,124,628
3,354,492 330,043 15,886,391
$ 9.91(a) $ 10.17(a) $ 6.95(a)
$ 9.86 $ 10.14 $ 6.91
$ 9.97 $ 10.20 $ 6.98
$ 9.96 $ 10.19 $ 6.96
$ 10.51 $ 10.79 $ 7.37
5.75% 5.75% 5.75%

66 - Statements of Operations - For the Year Ended October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 5,838,692
Dividend income from unaffiliated issuers 317,321
Interest income from affiliated issuers 264,366
Income from securities lending (Note 2) 3,087
Interest income (unaffiliated) 44
Total Income 6,423,510
EXPENSES:
Investment advisory fees 240,830
Distribution fees Class A 87,650
Distribution fees Class R 216,340
Administrative servicing fees Class A 71,118
Administrative servicing fees Class R 108,170
Administrative servicing fees Institutional Service Class 111,865
Professional fees 2,369
Trustee fees 5,616
Total Expenses 843,958
NET INVESTMENT INCOME 5,579,552
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 2,890,280
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 1,677,514
Transactions in investment securities of unaffiliated issuers (23,664)
Net realized gains (losses) 4,544,130
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (40,802,698)
Investment securities of unaffiliated issuers (3,782,175)
Net change in unrealized appreciation/depreciation (44,584,873)
Net realized/unrealized gains (losses) (40,040,743)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (34,461,191)

Target Destination Funds - For the Year Ended October 31, 2022 - Statements of Operations - 67
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 7,151,488 $ 6,801,149 $ 6,299,697 $ 5,764,435 $ 5,313,600
428,396 474,882 466,800 418,593 391,965
126,956 46,878 23,611 7,242 —
2,241 1,955 1,605 1,459 1,195
58 62 173 127 258
7,709,139 7,324,926 6,791,886 6,191,856 5,707,018
270,584 243,216 213,867 186,538 171,141
103,302 104,723 93,006 85,855 78,705
250,358 205,957 191,738 163,565 163,431
103,303 83,780 74,405 68,685 78,706
125,179 102,979 95,869 81,783 81,715
131,769 111,874 103,827 72,890 71,576
2,719 2,492 2,204 1,951 1,838
6,289 5,665 4,967 4,338 3,986
993,503 860,686 779,883 665,605 651,098
6,715,636 6,464,240 6,012,003 5,526,251 5,055,920
3,974,459 4,026,140 4,003,312 3,767,484 3,545,853
(130,188) (1,807,489) (1,361,594) (1,471,142) (1,255,925)
(89,718) (323,548) (462,467) (316,418) (320,970)
3,754,553 1,895,103 2,179,251 1,979,924 1,968,958
(47,639,177) (42,966,963) (39,287,601) (34,998,498) (32,339,767)
(4,806,726) (5,073,513) (4,868,672) (4,458,979) (4,224,516)
(52,445,903) (48,040,476) (44,156,273) (39,457,477) (36,564,283)
(48,691,350) (46,145,373) (41,977,022) (37,477,553) (34,595,325)
$ (41,975,714) $ (39,681,133) $ (35,965,019) $ (31,951,302) $ (29,539,405)

68 - Statements of Operations - For the Year Ended October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 3,270,614
Dividend income from unaffiliated issuers 239,819
Income from securities lending (Note 2) 548
Interest income (unaffiliated) 280
Interest income from affiliated issuers —
Total Income 3,511,261
EXPENSES:
Investment advisory fees 105,633
Distribution fees Class A 53,678
Distribution fees Class R 85,684
Administrative servicing fees Class A 49,786
Administrative servicing fees Class R 42,842
Administrative servicing fees Institutional Service Class 36,909
Professional fees 1,143
Trustee fees 2,487
Total Expenses 378,162
NET INVESTMENT INCOME 3,133,099
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 2,230,130
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (971,665)
Transactions in investment securities of unaffiliated issuers (188,469)
Net realized gains (losses) 1,069,996
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (19,767,906)
Investment securities of unaffiliated issuers (2,573,508)
Net change in unrealized appreciation/depreciation (22,341,414)
Net realized/unrealized gains (losses) (21,271,418)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (18,138,319)

Target Destination Funds - For the Year Ended October 31, 2022 - Statements of Operations - 69
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 1,383,040 $ 101,620 $ 3,981,133
101,320 7,117 187,167
146 8 1,824
141 65 13
— — 274,827
1,484,647 108,810 4,444,964
44,911 3,561 171,391
28,194 1,661 56,909
17,523 638 199,607
28,193 1,442 45,752
8,762 319 100,103
19,504 1,858 66,068
491 34 1,277
1,059 84 3,988
148,637 9,597 645,095
1,336,010 99,213 3,799,869
946,022 68,524 1,744,012
(708,967) (95,428) 1,478,780
(87,166) (6,199) (89,914)
149,889 (33,103) 3,132,878
(8,066,476) (563,858) (27,189,031)
(1,095,869) (86,344) (2,216,897)
(9,162,345) (650,202) (29,405,928)
(9,012,456) (683,305) (26,273,050)
$ (7,676,446) $ (584,092) $ (22,473,181)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - October 31, 2022 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 5,579,552 $ 7,079,441
Net realized gains 4,544,130 19,843,300
Net change in unrealized appreciation/depreciation (44,584,873) 24,145,147
Change in net assets resulting from operations (34,461,191) 51,067,888
Distributions to Shareholders From:
Distributable earnings:
Class A (3,614,152) (891,608)
Class R (4,394,434) (1,140,014)
Class R6 (6,643,568) (1,899,948)
Institutional Service Class (4,515,279) (3,525,911)
Change in net assets from shareholder distributions (19,167,433) (7,457,481)
Change in net assets from capital transactions (279,144) (109,203,942)
Change in net assets (53,907,768) (65,593,535)
Net Assets:
Beginning of year 215,277,513 280,871,048
End of year $ 161,369,745 $ 215,277,513
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,865,853 $ 5,533,825
Dividends reinvested 3,614,152 891,596
Cost of shares redeemed (6,295,270) (6,989,680)
Total Class A Shares 1,184,735 (564,259)
Class R Shares
Proceeds from shares issued 3,015,285 4,953,503
Dividends reinvested 4,394,434 1,140,014
Cost of shares redeemed (12,416,237) (11,255,219)
Total Class R Shares (5,006,518) (5,161,702)
Class R6 Shares
Proceeds from shares issued 8,322,807 17,292,972
Dividends reinvested 6,643,568 1,899,948
Cost of shares redeemed (14,221,250) (19,671,946)
Total Class R6 Shares 745,125 (479,026)
Institutional Service Class Shares
Proceeds from shares issued 8,690,457 24,545,253
Dividends reinvested 4,515,279 3,525,911
Cost of shares redeemed (10,408,222) (131,070,119)
Total Institutional Service Class Shares 2,797,514 (102,998,955)
Change in net assets from capital transactions $ (279,144) $ (109,203,942)

Target Destination Funds - October 31, 2022 - Statements of Changes in Net Assets - 71
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 6,715,636 $ 8,043,394 $ 6,464,240 $ 7,384,536
3,754,553 20,120,786 1,895,103 17,368,120
(52,445,903) 40,064,711 (48,040,476) 43,379,635
(41,975,714) 68,228,891 (39,681,133) 68,132,291
(4,062,032) (1,152,196) (4,152,559) (1,194,579)
(4,815,645) (1,379,378) (4,094,358) (1,259,669)
(6,946,210) (2,116,021) (5,948,730) (1,895,963)
(5,156,565) (3,812,072) (4,352,959) (3,325,592)
(20,980,452) (8,459,667) (18,548,606) (7,675,803)
2,583,131 (120,186,541) 12,348,503 (99,790,456)
(60,373,035) (60,417,317) (45,881,236) (39,333,968)
241,698,614 302,115,931 210,248,192 249,582,160
$ 181,325,579 $ 241,698,614 $ 164,366,956 $ 210,248,192
$ 5,706,293 $ 5,672,357 $ 5,394,785 $ 6,227,700
4,062,032 1,152,196 4,152,559 1,194,539
(8,241,490) (11,712,598) (8,304,749) (10,419,376)
1,526,835 (4,888,045) 1,242,595 (2,997,137)
4,644,338 4,859,190 3,394,980 4,666,757
4,815,645 1,379,378 4,094,358 1,259,669
(9,381,883) (13,435,780) (7,808,116) (13,312,749)
78,100 (7,197,212) (318,778) (7,386,323)
8,628,424 15,056,467 10,539,684 14,281,513
6,946,210 2,116,021 5,948,730 1,895,963
(19,075,328) (20,928,180) (11,094,772) (18,737,291)
(3,500,694) (3,755,692) 5,393,642 (2,559,815)
9,384,397 19,931,022 10,312,226 17,879,750
5,156,565 3,812,072 4,352,959 3,325,592
(10,062,072) (128,088,686) (8,634,141) (108,052,523)
4,478,890 (104,345,592) 6,031,044 (86,847,181)
$ 2,583,131 $ (120,186,541) $ 12,348,503 $ (99,790,456)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - October 31, 2022 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 428,259 548,851
Reinvested 378,432 91,156
Redeemed (698,259) (692,623)
Total Class A Shares 108,432 (52,616)
Class R Shares
Issued 345,771 496,595
Reinvested 461,052 117,511
Redeemed (1,357,722) (1,122,392)
Total Class R Shares (550,899) (508,286)
Class R6 Shares
Issued 929,989 1,721,877
Reinvested 691,753 191,564
Redeemed (1,585,552) (1,961,201)
Total Class R6 Shares 36,190 (47,760)
Institutional Service Class Shares
Issued 964,349 2,464,315
Reinvested 472,736 360,410
Redeemed (1,146,744) (12,816,245)
Total Institutional Service Class Shares 290,341 (9,991,520)
Total change in shares (115,936) (10,600,182)

Target Destination Funds - October 31, 2022 - Statements of Changes in Net Assets - 73
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
657,928 584,601 580,576 597,467
434,336 123,771 405,505 120,095
(963,172) (1,204,076) (899,718) (981,685)
129,092 (495,704) 86,363 (264,123)
545,695 501,690 367,715 450,079
517,811 150,000 402,988 128,114
(1,084,963) (1,390,004) (841,112) (1,271,608)
(21,457) (738,314) (70,409) (693,415)
990,035 1,553,290 1,121,238 1,356,433
738,906 223,590 578,263 186,846
(2,150,772) (2,169,741) (1,185,889) (1,792,589)
(421,831) (392,861) 513,612 (249,310)
1,073,565 2,055,599 1,070,666 1,708,859
552,069 408,959 425,531 333,320
(1,139,582) (12,912,961) (908,376) (9,993,428)
486,052 (10,448,403) 587,821 (7,951,249)
171,856 (12,075,282) 1,117,387 (9,158,097)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - October 31, 2022 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 6,012,003 $ 6,514,172
Net realized gains 2,179,251 14,044,267
Net change in unrealized appreciation/depreciation (44,156,273) 43,556,646
Change in net assets resulting from operations (35,965,019) 64,115,085
Distributions to Shareholders From:
Distributable earnings:
Class A (3,649,787) (1,180,530)
Class R (3,772,631) (1,153,076)
Class R6 (4,856,249) (1,559,185)
Institutional Service Class (3,999,643) (2,878,577)
Change in net assets from shareholder distributions (16,278,310) (6,771,368)
Change in net assets from capital transactions 13,539,284 (83,704,919)
Change in net assets (38,704,045) (26,361,202)
Net Assets:
Beginning of year 186,578,948 212,940,150
End of year $ 147,874,903 $ 186,578,948
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,034,041 $ 5,796,034
Dividends reinvested 3,649,787 1,180,530
Cost of shares redeemed (4,942,470) (12,240,806)
Total Class A Shares 3,741,358 (5,264,242)
Class R Shares
Proceeds from shares issued 4,236,027 4,389,241
Dividends reinvested 3,772,631 1,153,076
Cost of shares redeemed (5,988,932) (9,573,545)
Total Class R Shares 2,019,726 (4,031,228)
Class R6 Shares
Proceeds from shares issued 6,055,990 11,547,888
Dividends reinvested 4,856,249 1,559,185
Cost of shares redeemed (9,560,205) (15,961,325)
Total Class R6 Shares 1,352,034 (2,854,252)
Institutional Service Class Shares
Proceeds from shares issued 8,777,406 17,509,641
Dividends reinvested 3,999,643 2,878,577
Cost of shares redeemed (6,350,883) (91,943,415)
Total Institutional Service Class Shares 6,426,166 (71,555,197)
Change in net assets from capital transactions $ 13,539,284 $ (83,704,919)

Target Destination Funds - October 31, 2022 - Statements of Changes in Net Assets - 75
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 5,526,251 $ 5,601,258 $ 5,055,920 $ 4,663,935
1,979,924 10,793,698 1,968,958 7,567,312
(39,457,477) 40,013,332 (36,564,283) 36,967,115
(31,951,302) 56,408,288 (29,539,405) 49,198,362
(3,705,751) (1,043,905) (2,975,633) (924,125)
(3,599,972) (1,043,673) (3,133,791) (1,023,638)
(5,419,187) (1,553,564) (3,792,180) (1,158,215)
(3,053,687) (2,166,957) (2,579,989) (1,724,091)
(15,778,597) (5,808,099) (12,481,593) (4,830,069)
10,609,228 (60,239,754) 14,244,667 (42,643,284)
(37,120,671) (9,639,565) (27,776,331) 1,725,009
163,900,786 173,540,351 148,348,358 146,623,349
$ 126,780,115 $ 163,900,786 $ 120,572,027 $ 148,348,358
$ 4,541,909 $ 4,730,964 $ 4,578,358 $ 5,033,139
3,705,744 1,043,905 2,975,633 924,125
(5,174,534) (9,030,263) (5,836,690) (6,362,935)
3,073,119 (3,255,394) 1,717,301 (405,671)
3,392,026 4,076,087 3,513,182 3,732,764
3,599,972 1,043,673 3,133,791 1,023,638
(6,116,780) (8,552,821) (5,168,870) (7,767,439)
875,218 (3,433,061) 1,478,103 (3,011,037)
5,645,605 11,817,419 6,535,707 8,325,148
5,419,187 1,553,564 3,792,180 1,158,215
(9,634,259) (13,711,452) (6,290,529) (12,009,145)
1,430,533 (340,469) 4,037,358 (2,525,782)
6,434,606 11,942,830 9,346,629 13,249,971
3,053,687 2,166,957 2,579,989 1,724,091
(4,257,935) (67,320,617) (4,914,713) (51,674,856)
5,230,358 (53,210,830) 7,011,905 (36,700,794)
$ 10,609,228 $ (60,239,754) $ 14,244,667 $ (42,643,284)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - October 31, 2022 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 550,153 561,498
Reinvested 360,456 122,009
Redeemed (520,719) (1,183,705)
Total Class A Shares 389,890 (500,198)
Class R Shares
Issued 462,991 425,914
Reinvested 375,760 120,575
Redeemed (624,166) (926,049)
Total Class R Shares 214,585 (379,560)
Class R6 Shares
Issued 655,658 1,120,591
Reinvested 475,903 157,833
Redeemed (1,030,234) (1,570,543)
Total Class R6 Shares 101,327 (292,119)
Institutional Service Class Shares
Issued 940,016 1,690,346
Reinvested 392,714 295,677
Redeemed (676,485) (8,609,825)
Total Institutional Service Class Shares 656,245 (6,623,802)
Total change in shares 1,362,047 (7,795,679)

Target Destination Funds - October 31, 2022 - Statements of Changes in Net Assets - 77
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
472,082 435,682 546,754 525,038
348,255 103,153 313,646 104,303
(531,017) (821,141) (666,694) (657,016)
289,320 (282,306) 193,706 (27,675)
364,786 384,498 426,119 402,350
343,181 104,367 336,967 117,525
(642,826) (783,361) (600,271) (823,891)
65,141 (294,496) 162,815 (304,016)
580,804 1,090,800 762,594 872,864
506,425 150,105 400,234 129,340
(999,260) (1,277,710) (735,739) (1,298,502)
87,969 (36,805) 427,089 (296,298)
668,813 1,104,780 1,089,246 1,401,312
287,842 214,338 272,890 194,813
(430,933) (5,997,680) (548,630) (5,245,942)
525,722 (4,678,562) 813,506 (3,649,817)
968,152 (5,292,169) 1,597,116 (4,277,806)

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - October 31, 2022 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 3,133,099 $ 2,780,671
Net realized gains (losses) 1,069,996 4,185,841
Net change in unrealized appreciation/depreciation (22,341,414) 22,410,166
Change in net assets resulting from operations (18,138,319) 29,376,678
Distributions to Shareholders From:
Distributable earnings:
Class A (1,895,303) (592,702)
Class R (1,507,860) (513,886)
Class R6 (2,595,371) (831,656)
Institutional Service Class (1,230,371) (937,993)
Change in net assets from shareholder distributions (7,228,905) (2,876,237)
Change in net assets from capital transactions 10,667,400 (19,906,982)
Change in net assets (14,699,824) 6,593,459
Net Assets:
Beginning of year 90,456,328 83,862,869
End of year $ 75,756,504 $ 90,456,328
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,739,979 $ 3,423,421
Dividends reinvested 1,895,303 592,702
Cost of shares redeemed (3,718,837) (3,368,010)
Total Class A Shares 1,916,445 648,113
Class R Shares
Proceeds from shares issued 2,768,950 2,900,834
Dividends reinvested 1,507,860 513,886
Cost of shares redeemed (3,044,740) (4,352,481)
Total Class R Shares 1,232,070 (937,761)
Class R6 Shares
Proceeds from shares issued 5,269,194 7,441,200
Dividends reinvested 2,595,371 831,656
Cost of shares redeemed (4,946,155) (6,992,214)
Total Class R6 Shares 2,918,410 1,280,642
Institutional Service Class Shares
Proceeds from shares issued 4,600,553 7,671,265
Dividends reinvested 1,230,371 937,993
Cost of shares redeemed (1,230,449) (29,507,234)
Total Institutional Service Class Shares 4,600,475 (20,897,976)
Change in net assets from capital transactions $ 10,667,400 $ (19,906,982)

Target Destination Funds - October 31, 2022 - Statements of Changes in Net Assets - 79
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 1,336,010 $ 1,108,563 $ 99,213 $ 48,685
149,889 1,625,061 (33,103) 40,569
(9,162,345) 9,061,333 (650,202) 476,014
(7,676,446) 11,794,957 (584,092) 565,268
(964,587) (300,026) (29,279) (5,404)
(299,261) (103,584) (5,196) (1,209)
(1,030,972) (305,654) (68,408) (41,081)
(645,948) (436,773) (47,195) (2,509)
(2,940,768) (1,146,037) (150,078) (50,203)
6,820,578 (5,750,534) 1,601,972 783,167
(3,796,636) 4,898,386 867,802 1,298,232
37,131,313 32,232,927 2,492,574 1,194,342
$ 33,334,677 $ 37,131,313 $ 3,360,376 $ 2,492,574
$ 3,100,281 $ 2,677,559 $ 674,571 $ 385,028
964,587 300,026 29,279 5,404
(2,271,047) (2,214,242) (96,910) (60,637)
1,793,821 763,343 606,940 329,795
978,798 943,379 163,929 115,731
299,261 103,584 5,196 1,209
(954,406) (1,052,404) (66,531) (25,882)
323,653 (5,441) 102,594 91,058
3,952,358 4,682,915 441,374 122,031
1,030,972 305,654 68,408 41,081
(2,547,939) (2,603,468) (93,905) (421,182)
2,435,391 2,385,101 415,877 (258,070)
3,426,486 5,545,355 910,900 1,521,059
645,948 436,773 47,195 2,509
(1,804,721) (14,875,665) (481,534) (903,184)
2,267,713 (8,893,537) 476,561 620,384
$ 6,820,578 $ (5,750,534) $ 1,601,972 $ 783,167

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2022 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 289,573 231,106
Reinvested 129,173 43,517
Redeemed (275,953) (225,915)
Total Class A Shares 142,793 48,708
Class R Shares
Issued 212,349 199,558
Reinvested 103,066 37,841
Redeemed (221,505) (291,260)
Total Class R Shares 93,910 (53,861)
Class R6 Shares
Issued 402,049 505,679
Reinvested 176,425 60,189
Redeemed (368,689) (478,998)
Total Class R6 Shares 209,785 86,870
Institutional Service Class Shares
Issued 350,983 520,740
Reinvested 83,515 68,467
Redeemed (96,091) (1,931,134)
Total Institutional Service Class Shares 338,407 (1,341,927)
Total change in shares 784,895 (1,260,210)

Target Destination Funds - October 31, 2022 - Statements of Changes in Net Assets - 81
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
282,453 214,517 59,717 31,093
77,529 26,067 2,307 469
(190,955) (175,155) (8,251) (4,720)
169,027 65,429 53,773 26,842
89,444 75,745 15,318 9,201
24,095 9,023 407 106
(80,911) (83,992) (5,294) (2,141)
32,628 776 10,431 7,166
354,829 377,141 39,210 9,606
83,205 26,130 5,433 3,546
(235,243) (210,954) (8,105) (31,972)
202,791 192,317 36,538 (18,820)
300,990 448,766 80,490 122,101
51,959 37,881 3,720 206
(156,079) (1,154,983) (40,282) (70,099)
196,870 (668,336) 43,928 52,208
601,316 (409,814) 144,670 67,396

82 - Statements of Changes in Net Assets - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 3,799,869 $ 5,425,976
Net realized gains 3,132,878 15,037,662
Net change in unrealized appreciation/depreciation (29,405,928) 9,222,200
Change in net assets resulting from operations (22,473,181) 29,685,838
Distributions to Shareholders From:
Distributable earnings:
Class A (2,388,763) (743,627)
Class R (4,044,687) (1,080,443)
Class R6 (4,590,597) (1,521,878)
Institutional Service Class (2,773,659) (2,422,841)
Change in net assets from shareholder distributions (13,797,706) (5,768,789)
Change in net assets from capital transactions (11,187,959) (111,806,904)
Change in net assets (47,458,846) (87,889,855)
Net Assets:
Beginning of year 157,840,991 245,730,846
End of year $ 110,382,145 $ 157,840,991
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,324,590 $ 2,891,040
Dividends reinvested 2,386,457 742,432
Cost of shares redeemed (8,073,792) (11,312,280)
Total Class A Shares (3,362,745) (7,678,808)
Class R Shares
Proceeds from shares issued 2,665,236 2,990,893
Dividends reinvested 4,044,687 1,080,443
Cost of shares redeemed (10,578,377) (13,966,359)
Total Class R Shares (3,868,454) (9,895,023)
Class R6 Shares
Proceeds from shares issued 8,595,587 9,646,076
Dividends reinvested 4,590,597 1,521,878
Cost of shares redeemed (15,329,266) (25,369,182)
Total Class R6 Shares (2,143,082) (14,201,228)
Institutional Service Class Shares
Proceeds from shares issued 3,341,155 9,362,681
Dividends reinvested 2,773,659 2,422,841
Cost of shares redeemed (7,928,492) (91,817,367)
Total Institutional Service Class Shares (1,813,678) (80,031,845)
Change in net assets from capital transactions $ (11,187,959) $ (111,806,904)

Target Destination Funds - October 31, 2022 - Statements of Changes in Net Assets - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 295,466 328,907
Reinvested 288,194 85,715
Redeemed (1,011,766) (1,281,655)
Total Class A Shares (428,106) (867,033)
Class R Shares
Issued 354,357 341,320
Reinvested 490,310 125,602
Redeemed (1,336,761) (1,589,605)
Total Class R Shares (492,094) (1,122,683)
Class R6 Shares
Issued 1,106,931 1,096,429
Reinvested 554,398 174,578
Redeemed (1,960,326) (2,884,506)
Total Class R6 Shares (298,997) (1,613,499)
Institutional Service Class Shares
Issued 430,462 1,072,503
Reinvested 335,173 280,087
Redeemed (1,028,016) (10,337,086)
Total Institutional Service Class Shares (262,381) (8,984,496)
Total change in shares (1,481,578) (12,587,711)

84 - Financial Highlights - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
1
Nationwide Destination 2025 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 10.49 $ 0.26 $ (1.90) $ (1.64) $ (0.30) $ (0.64) $ — $ (0.94) $ 7.91 (17.10)% $ 31,071 0.59% 2.89% 0.59% 35.82%
10/31/2021 9.02 0.22 1.48 1.70 (0.23) — — (0.23) 10.49 19.06% 40,093 0.61% 2.15% 0.61% 41.52%
10/31/2020 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) 9.02 4.23% 34,947 0.62% 4.45% 0.62% 35.10%
10/31/2019 9.46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) 9.52 10.20% 35,709 0.63% 1.88% 0.63% 60.90%(g)
10/31/2018 10.34 0.17 (0.21) (0.04) (0.19) (0.65) — (0.84) 9.46 (0.68)% 34,050 0.63% 1.71% 0.63% 25.06%
Class R Shares
10/31/2022 10.45 0.23 (1.89) (1.66) (0.28) (0.64) — (0.92) 7.87 (17.37)% 36,146 0.89% 2.62% 0.89% 35.82%
10/31/2021 8.99 0.19 1.48 1.67 (0.21) — — (0.21) 10.45 18.73% 53,769 0.88% 1.91% 0.88% 41.52%
10/31/2020 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) 8.99 3.94% 50,822 0.89% 4.16% 0.89% 35.10%
10/31/2019 9.43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) 9.49 9.94% 61,566 0.88% 1.63% 0.88% 60.90%(g)
10/31/2018 10.31 0.15 (0.22) (0.07) (0.16) (0.65) — (0.81) 9.43 (0.93)% 63,568 0.89% 1.49% 0.89% 25.06%
Class R6 Shares
10/31/2022 10.58 0.30 (1.92) (1.62) (0.34) (0.64) — (0.98) 7.98 (16.78)% 53,971 0.13% 3.36% 0.13% 35.82%
10/31/2021 9.10 0.27 1.49 1.76 (0.28) — — (0.28) 10.58 19.56% 71,166 0.14% 2.63% 0.14% 41.52%
10/31/2020 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) 9.10 4.72% 61,606 0.13% 5.03% 0.13% 35.10%
10/31/2019 9.53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) 9.60 10.79% 69,059 0.13% 2.38% 0.13% 60.90%(g)
10/31/2018 10.41 0.23 (0.22) 0.01 (0.24) (0.65) — (0.89) 9.53 (0.17)% 71,500 0.14% 2.28% 0.14% 25.06%
Institutional Service Class Shares
10/31/2022 10.51 0.27 (1.90) (1.63) (0.32) (0.64) — (0.96) 7.92 (17.01)% 40,181 0.38% 3.01% 0.38% 35.82%
10/31/2021 9.04 0.30 1.42 1.72 (0.25) — — (0.25) 10.51 19.28% 50,249 0.38% 2.98% 0.38% 41.52%
10/31/2020 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) 9.04 4.48% 133,496 0.39% 4.79% 0.39% 35.10%
10/31/2019 9.47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) 9.54 10.57% 132,986 0.38% 2.11% 0.38% 60.90%(g)
10/31/2018 10.36 0.20 (0.23) (0.03) (0.21) (0.65) — (0.86) 9.47 (0.52)% 115,139 0.39% 1.97% 0.39% 25.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 10.23 $ 0.26 $ (1.98) $ (1.72) $ (0.31) $ (0.58) $ — $ (0.89) $ 7.62 (18.43)% $ 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
10/31/2020 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) 8.46 3.47% 42,902 0.62% 5.09% 0.62% 30.90%
10/31/2019 9.17 0.16 0.69 0.85 (0.17) (0.73) — (0.90) 9.12 10.82% 46,687 0.62% 1.83% 0.62% 58.52% (g)
10/31/2018 10.06 0.16 (0.21) (0.05) (0.18) (0.66) — (0.84) 9.17 (0.74)% 39,938 0.63% 1.65% 0.63% 22.92%
Class R Shares
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) — (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
10/31/2020 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) 8.40 3.27% 54,535 0.89% 4.80% 0.89% 30.90%
10/31/2019 9.11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) 9.06 10.57% 65,304 0.88% 1.59% 0.88% 58.52%(g)
10/31/2018 10.01 0.14 (0.22) (0.08) (0.16) (0.66) — (0.82) 9.11 (1.12)% 68,303 0.89% 1.45% 0.89% 22.92%
Class R6 Shares
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) — (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
10/31/2020 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) 8.54 4.08% 67,722 0.13% 5.57% 0.13% 30.90%
10/31/2019 9.23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) 9.19 11.38% 71,007 0.13% 2.33% 0.13% 58.52%(g)
10/31/2018 10.13 0.22 (0.23) (0.01) (0.23) (0.66) — (0.89) 9.23 (0.36)% 66,023 0.14% 2.25% 0.14% 22.92%
Institutional Service Class Shares
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) — (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
10/31/2020 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) 8.48 3.84% 136,957 0.39% 5.39% 0.39% 30.90%
10/31/2019 9.18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) 9.13 11.06% 136,658 0.38% 2.05% 0.38% 58.52%(g)
10/31/2018 10.08 0.19 (0.22) (0.03) (0.21) (0.66) — (0.87) 9.18 (0.61)% 115,632 0.39% 1.92% 0.39% 22.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

86 - Financial Highlights - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.20 $ 0.31 $ (2.27) $ (1.96) $ (0.37) $ (0.61) $ — $ (0.98) $ 8.26 (19.19)% $ 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
10/31/2020 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) 8.93 2.74% 40,556 0.64% 5.68% 0.64% 29.44%
10/31/2019 9.83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) 9.84 11.11% 40,363 0.63% 1.76% 0.63% 62.73%(g)
10/31/2018 10.78 0.17 (0.23) (0.06) (0.19) (0.70) — (0.89) 9.83 (0.83)% 39,492 0.63% 1.60% 0.63% 25.24%
Class R Shares
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) — (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
10/31/2020 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) 8.86 2.56% 44,852 0.89% 5.43% 0.89% 29.44%
10/31/2019 9.77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) 9.77 10.77% 57,946 0.88% 1.52% 0.88% 62.73%(g)
10/31/2018 10.72 0.14 (0.23) (0.09) (0.16) (0.70) — (0.86) 9.77 (1.10)% 62,132 0.89% 1.38% 0.89% 25.24%
Class R6 Shares
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) — (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
10/31/2020 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) 9.02 3.23% 54,648 0.13% 6.16% 0.13% 29.44%
10/31/2019 9.90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) 9.92 11.69% 57,568 0.13% 2.22% 0.13% 62.73%(g)
10/31/2018 10.86 0.23 (0.25) (0.02) (0.24) (0.70) — (0.94) 9.90 (0.43)% 49,512 0.14% 2.18% 0.14% 25.24%
Institutional Service Class Shares
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) — (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
10/31/2020 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) 8.95 3.04% 109,526 0.39% 5.99% 0.39% 29.44%
10/31/2019 9.84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) 9.85 11.37% 110,607 0.38% 1.95% 0.38% 62.73%(g)
10/31/2018 10.80 0.19 (0.23) (0.04) (0.22) (0.70) — (0.92) 9.84 (0.68)% 95,516 0.39% 1.86% 0.39% 25.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2022 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.07 $ 0.32 $ (2.32) $ (2.00) $ (0.38) $ (0.58) $ — $ (0.96) $ 8.11 (19.74)% $ 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
10/31/2020 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) 8.62 2.52% 37,083 0.64% 6.05% 0.64% 25.82%
10/31/2019 9.64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) 9.61 11.29% 36,369 0.63% 1.64% 0.63% 69.69%(g)
10/31/2018 10.48 0.16 (0.20) (0.04) (0.18) (0.62) — (0.80) 9.64 (0.58)% 33,134 0.63% 1.54% 0.63% 21.19%
Class R Shares
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) — (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
10/31/2020 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) 8.55 2.29% 38,170 0.89% 5.78% 0.89% 25.82%
10/31/2019 9.59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) 9.55 10.94% 45,988 0.88% 1.42% 0.88% 69.69%(g)
10/31/2018 10.42 0.14 (0.19) (0.05) (0.16) (0.62) — (0.78) 9.59 (0.75)% 50,266 0.89% 1.33% 0.89% 21.19%
Class R6 Shares
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) — (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
10/31/2020 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) 8.73 3.04% 45,122 0.13% 6.53% 0.13% 25.82%
10/31/2019 9.72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) 9.71 11.98% 48,038 0.13% 2.12% 0.13% 69.69%(g)
10/31/2018 10.56 0.22 (0.20) 0.02 (0.24) (0.62) — (0.86) 9.72 (0.10)% 47,721 0.14% 2.14% 0.14% 21.19%
Institutional Service Class Shares
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) — (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
10/31/2020 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) 8.69 2.79% 92,565 0.39% 6.44% 0.39% 25.82%
10/31/2019 9.69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) 9.67 11.63% 90,087 0.38% 1.84% 0.38% 69.69%(g)
10/31/2018 10.53 0.19 (0.20) (0.01) (0.21) (0.62) — (0.83) 9.69 (0.34)% 72,677 0.39% 1.82% 0.39% 21.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

88 - Financial Highlights - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.73 $ 0.36 $ (2.48) $ (2.12) $ (0.42) $ (0.70) $ — $ (1.12) $ 8.49 (20.02)% $ 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
10/31/2020 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) 9.01 2.32% 32,437 0.64% 6.34% 0.64% 21.81%
10/31/2019 10.07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) 10.06 11.63% 33,168 0.63% 1.62% 0.63% 69.22%(g)
10/31/2018 10.90 0.16 (0.20) (0.04) (0.19) (0.60) — (0.79) 10.07 (0.57)% 31,046 0.63% 1.51% 0.63% 21.94%
Class R Shares
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) — (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
10/31/2020 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) 8.90 2.09% 32,296 0.89% 6.08% 0.89% 21.81%
10/31/2019 9.99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) 9.96 11.22% 36,321 0.88% 1.40% 0.88% 69.22%(g)
10/31/2018 10.82 0.14 (0.21) (0.07) (0.16) (0.60) — (0.76) 9.99 (0.83)% 39,184 0.89% 1.32% 0.89% 21.94%
Class R6 Shares
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) — (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
10/31/2020 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) 9.10 2.86% 42,418 0.13% 6.89% 0.13% 21.81%
10/31/2019 10.14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) 10.13 12.10% 44,918 0.13% 2.09% 0.13% 69.22%(g)
10/31/2018 10.97 0.23 (0.22) 0.01 (0.24) (0.60) — (0.84) 10.14 (0.07)% 39,306 0.14% 2.12% 0.14% 21.94%
Institutional Service Class Shares
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) — (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
10/31/2020 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) 9.00 2.56% 66,390 0.38% 6.65% 0.38% 21.81%
10/31/2019 10.06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) 10.04 11.82% 62,071 0.38% 1.81% 0.38% 69.22%(g)
10/31/2018 10.89 0.19 (0.20) (0.01) (0.22) (0.60) — (0.82) 10.06 (0.32)% 48,039 0.39% 1.76% 0.39% 21.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2022 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 10.31 $ 0.32 $ (2.23) $ (1.91) $ (0.37) $ (0.48) $ — $ (0.85) $ 7.55 (20.20)% $ 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
10/31/2020 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) 7.86 2.06% 28,152 0.64% 6.40% 0.64% 19.73%
10/31/2019 8.73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) 8.82 11.58% 28,021 0.63% 1.61% 0.63% 72.55%(g)
10/31/2018 9.29 0.13 (0.16) (0.03) (0.16) (0.37) — (0.53) 8.73 (0.46)% 26,073 0.63% 1.46% 0.63% 19.14%
Class R Shares
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) — (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
10/31/2020 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) 7.73 1.83% 31,629 0.89% 6.10% 0.89% 19.73%
10/31/2019 8.61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) 8.69 11.34% 33,975 0.88% 1.36% 0.88% 72.55%(g)
10/31/2018 9.18 0.12 (0.18) (0.06) (0.14) (0.37) — (0.51) 8.61 (0.82)% 36,604 0.89% 1.27% 0.89% 19.14%
Class R6 Shares
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) — (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
10/31/2020 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) 7.89 2.66% 35,350 0.13% 6.88% 0.13% 19.73%
10/31/2019 8.76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) 8.84 11.97% 35,860 0.13% 2.07% 0.13% 72.55%(g)
10/31/2018 9.32 0.19 (0.17) 0.02 (0.21) (0.37) — (0.58) 8.76 0.04% 32,439 0.14% 2.07% 0.14% 19.14%
Institutional Service Class Shares
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) — (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
10/31/2020 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) 7.86 2.43% 51,492 0.38% 6.76% 0.38% 19.73%
10/31/2019 8.72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) 8.81 11.86% 47,013 0.38% 1.76% 0.38% 72.55%(g)
10/31/2018 9.29 0.16 (0.18) (0.02) (0.18) (0.37) — (0.55) 8.72 (0.33)% 35,576 0.39% 1.74% 0.39% 19.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

90 - Financial Highlights - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 15.89 $ 0.49 $ (3.44) $ (2.95) $ (0.58) $ (0.67) $ — $ (1.25) $ 11.69 (20.15)% $ 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
10/31/2020 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) 12.06 1.92% 17,889 0.64% 6.44% 0.64% 18.49%
10/31/2019 13.32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) 13.53 11.45% 17,369 0.63% 1.58% 0.63% 77.13%(g)
10/31/2018 13.98 0.20 (0.25) (0.05) (0.24) (0.37) — (0.61) 13.32 (0.47)% 17,584 0.64% 1.43% 0.64% 18.61%
Class R Shares
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) — (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
10/31/2020 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) 12.02 1.65% 15,729 0.89% 6.10% 0.89% 18.49%
10/31/2019 13.28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) 13.49 11.22% 17,224 0.88% 1.32% 0.88% 77.13%(g)
10/31/2018 13.95 0.17 (0.26) (0.09) (0.21) (0.37) — (0.58) 13.28 (0.77)% 17,971 0.89% 1.24% 0.89% 18.61%
Class R6 Shares
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) — (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
10/31/2020 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) 12.15 2.47% 22,742 0.13% 6.94% 0.13% 18.49%
10/31/2019 13.39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) 13.61 12.03% 21,833 0.13% 2.00% 0.13% 77.13%(g)
10/31/2018 14.05 0.29 (0.27) 0.02 (0.31) (0.37) — (0.68) 13.39 0.02% 18,355 0.14% 2.03% 0.14% 18.61%
Institutional Service Class Shares
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) — (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
10/31/2020 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) 12.13 2.15% 27,503 0.38% 6.72% 0.38% 18.49%
10/31/2019 13.38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) 13.60 11.76% 23,767 0.38% 1.71% 0.38% 77.13%(g)
10/31/2018 14.04 0.24 (0.25) (0.01) (0.28) (0.37) — (0.65) 13.38 (0.23)% 17,338 0.39% 1.69% 0.39% 18.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2022 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 13.46 $ 0.41 $ (2.92) $ (2.51) $ (0.50) $ (0.54) $ — $ (1.04) $ 9.91 (20.22)% $ 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
10/31/2020 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) 10.18 1.92% 8,944 0.63% 6.27% 0.63% 17.95%
10/31/2019 10.74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) 11.11 11.45% 7,567 0.63% 1.51% 0.63% 77.38%(g)
10/31/2018 11.31 0.15 (0.18) (0.03) (0.19) (0.35) — (0.54) 10.74 (0.43)% 5,481 0.63% 1.35% 0.63% 16.95%
Class R Shares
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) — (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
10/31/2020 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) 10.15 1.53% 3,101 0.88% 6.19% 0.88% 17.95%
10/31/2019 10.73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) 11.10 11.22% 2,318 0.88% 1.24% 0.88% 77.38%(g)
10/31/2018 11.30 0.13 (0.18) (0.05) (0.17) (0.35) — (0.52) 10.73 (0.65)% 1,603 0.90% 1.12% 0.90% 16.95%
Class R6 Shares
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) — (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
10/31/2020 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) 10.21 2.29% 7,417 0.13% 7.07% 0.13% 17.95%
10/31/2019 10.77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) 11.15 12.06% 5,821 0.13% 1.96% 0.13% 77.38%(g)
10/31/2018 11.34 0.23 (0.20) 0.03 (0.25) (0.35) — (0.60) 10.77 0.04% 3,925 0.14% 2.00% 0.14% 16.95%
Institutional Service Class Shares
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) — (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
10/31/2020 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) 10.20 2.08% 12,771 0.38% 6.75% 0.38% 17.95%
10/31/2019 10.76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) 11.14 11.80% 8,444 0.38% 1.73% 0.38% 77.38%(g)
10/31/2018 11.33 0.18 (0.18) — (0.22) (0.35) — (0.57) 10.76 (0.20)% 5,672 0.38% 1.59% 0.38% 16.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

92 - Financial Highlights - October 31, 2022 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 13.43 $ 0.32 $ (2.88) $ (2.56) $ (0.50) $ (0.20) $ — $ (0.70) $ 10.17 (20.06)% $ 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
10/31/2020(g) 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) 10.11 5.37% 81 0.63% 8.75% 0.63% 3.65%
Class R Shares
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) — (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
10/31/2020(g) 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) 10.11 5.27% 33 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) — (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
10/31/2020(g) 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) 10.12 5.70% 1,075 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) — (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
10/31/2020(g) 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) 10.11 5.45%(h) 6 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - October 31, 2022 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 9.09 $ 0.22 $ (1.53) $ (1.31) $ (0.26) $ (0.57) $ (0.83) $ 6.95 (15.90)% $ 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
10/31/2020 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) 8.20 5.18% 32,709 0.60% 3.74% 0.60% 31.60%
10/31/2019 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) 8.44 9.13% 5,844 0.61% 2.02% 0.61% 64.58%(g)
10/31/2018 8.84 0.16 (0.21) (0.05) (0.17) (0.32) (0.49) 8.30 (0.66)% 5,542 0.62% 1.85% 0.62% 28.01%
Class R Shares
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
10/31/2020 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) 8.16 4.88% 52,827 0.88% 3.51% 0.88% 31.60%
10/31/2019 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) 8.40 8.83% 18,483 0.89% 1.76% 0.89% 64.58%(g)
10/31/2018 8.80 0.14 (0.21) (0.07) (0.15) (0.32) (0.47) 8.26 (0.92)% 21,516 0.89% 1.60% 0.89% 28.01%
Class R6 Shares
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
10/31/2020 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) 8.23 5.66% 58,625 0.13% 4.46% 0.13% 31.60%
10/31/2019 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) 8.47 9.60% 13,854 0.13% 2.50% 0.13% 64.58%(g)
10/31/2018 8.87 0.21 (0.22) (0.01) (0.21) (0.32) (0.53) 8.33 (0.15)% 16,520 0.14% 2.41% 0.14% 28.01%
Institutional Service Class Shares
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
10/31/2020 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) 8.21 5.40% 101,569 0.38% 4.40% 0.38% 31.60%
10/31/2019 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) 8.45 9.35% 25,844 0.38% 2.21% 0.38% 64.58%(g)
10/31/2018 8.85 0.18 (0.21) (0.03) (0.19) (0.32) (0.51) 8.31 (0.40)% 25,675 0.39% 2.10% 0.39% 28.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

94 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”)
issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 95
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
During the period, certain Funds invested in the Nationwide Contract (Investment contract). The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each
Fund that invests in a contract. As of October 31, 2022, the Funds did not invest in the Nationwide Contract.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,718,373 $ – $ – $ 7,718,373
Investment Companies 143,851,111 – – 143,851,111
Short-Term Investment 9,851,263 – – 9,851,263
Total $ 161,420,747 $ – $ – $ 161,420,747
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,319,033 $ – $ – $ 10,319,033
Investment Companies 165,285,102 – – 165,285,102
Short-Term Investment 5,793,048 – – 5,793,048
Total $ 181,397,183 $ – $ – $ 181,397,183

96 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,682,447 $ – $ – $ 10,682,447
Investment Companies 151,052,033 – – 151,052,033
Short-Term Investment 2,694,874 – – 2,694,874
Total $ 164,429,354 $ – $ – $ 164,429,354
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,475,557 $ – $ – $ 10,475,557
Investment Companies 136,279,241 – – 136,279,241
Short-Term Investment 1,184,010 – – 1,184,010
Total $ 147,938,808 $ – $ – $ 147,938,808
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,613,720 $ – $ – $ 9,613,720
Investment Companies 116,808,597 – – 116,808,597
Short-Term Investment 494,155 – – 494,155
Total $ 126,916,472 $ – $ – $ 126,916,472
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,713,013 $ – $ – $ 9,713,013
Investment Companies 110,821,821 – – 110,821,821
Total $ 120,534,834 $ – $ – $ 120,534,834
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,132,597 $ – $ – $ 6,132,597
Investment Companies 69,650,221 – – 69,650,221
Total $ 75,782,818 $ – $ – $ 75,782,818
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,762,906 $ – $ – $ 2,762,906
Investment Companies 30,572,428 – – 30,572,428
Total $ 33,335,334 $ – $ – $ 33,335,334
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 278,054 $ – $ – $ 278,054
Investment Companies 3,081,090 – – 3,081,090
Total $ 3,359,144 $ – $ – $ 3,359,144

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 97
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,839,635 $ – $ – $ 4,839,635
Investment Companies 96,835,674 – – 96,835,674
Short-Term Investment 8,752,333 – – 8,752,333
Total $ 110,427,642 $ – $ – $ 110,427,642
Destination 2025
Investment
Contract Total
Balance as of October 31, 2021 $ 14,176,467 $ 14,176,467
Purchases
*
925,510 925,510
Sales (15,101,977) (15,101,977)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —
Destination 2030
Investment
Contract Total
Balance as of October 31, 2021 $ 6,253,955 $ 6,253,955
Purchases
*
891,413 891,413
Sales (7,145,368) (7,145,368)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —
Destination 2035
Investment
Contract Total
Balance as of October 31, 2021 $ 2,306,581 $ 2,306,581
Purchases
*
290,628 290,628
Sales (2,597,209) (2,597,209)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —
Destination 2040
Investment
Contract Total
Balance as of October 31, 2021 $ 1,213,610 $ 1,213,610
Purchases
*
114,659 114,659
Sales (1,328,269) (1,328,269)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —

98 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, the Funds did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Destination 2045
Investment
Contract Total
Balance as of October 31, 2021 $ 322,649 $ 322,649
Purchases
*
80,413 80,413
Sales (403,062) (403,062)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —
Destination Retirement
Investment
Contract Total
Balance as of October 31, 2021 $ 16,883,076 $ 16,883,076
Purchases
*
851,736 851,736
Sales (17,734,812) (17,734,812)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 99
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
As of October 31, 2022, the Funds did not have any portfolio securities on loan.
(d) Joint Repurchase Agreements
During the year ended October 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2022, the Funds did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized

100 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to investments in regulated investment companies. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of
October 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2022 were as follows:
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Fund Capital
Total
Distributable
Earnings (Loss)
Destination 2025 $ 71 $ (71)
Destination 2030 93 (93)
Destination 2035 94 (94)
Destination 2040 310 (310)
Destination 2045 – –
Destination 2050 – –
Destination 2055 – –
Destination 2060 – –
Destination 2065 – –
Destination Retirement 1 (1)

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 101
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the year ended
October 31, 2022, the Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the year ended October 31, 2022, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2022, the Funds imposed aggregate front-end sales charges of $30,655. From these fees, NFD retained a portion amounting to $4,187.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the year ended October 31, 2022, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.

102 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
For the year ended October 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2022, each Fund’s total administrative services fees were as follows:
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.20% 0.25% 0.25%
Destination 2030 0.25 0.25 0.25
Destination 2035 0.20 0.25 0.25
Destination 2040 0.20 0.25 0.25
Destination 2045 0.20 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.23 0.25 0.25
Destination 2060 0.25 0.25 0.25
Destination 2065 0.22 0.25 0.25
Destination Retirement 0.20 0.25 0.25
Fund Amount
Destination 2025 $ 291,153
Destination 2030 360,251
Destination 2035 298,633
Destination 2040 274,101
Destination 2045 223,358
Destination 2050 231,997
Destination 2055 129,537
Destination 2060 56,459
Destination 2065 3,619
Destination Retirement 211,923
Fund
% of Shares
Outstanding
Owned
Destination 2025 22.06%
Destination 2030 21.95
Destination 2035 22.73
Destination 2040 21.50
Destination 2045 19.14
Destination 2050 17.10
Destination 2055 26.62
Destination 2060 25.28
Destination 2065 52.98
Destination Retirement 21.04

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 103
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds and in the Nationwide Contract during the year ended October 31, 2022 were as follows:
Destination 2025
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 789,709 9,654,984 910,046 (2,160,989) (79,408) (672,356) 7,652,277 382,021 —
Nationwide International
Index Fund, Class R6 2,175,824 25,273,754 2,222,415 (5,928,485) (133,962) (6,529,329) 14,904,393 1,097,920 —
Nationwide Mid Cap Market
Index Fund, Class R6 242,895 5,871,680 906,996 (1,561,204) 123,269 (1,405,846) 3,934,895 59,770 583,909
Nationwide Multi-Cap
Portfolio, Class R6 4,509,670 62,560,720 13,580,798 (12,640,039) 908,376 (15,299,553) 49,110,302 2,848,894 1,662,873
Nationwide Small Cap Index
Fund, Class R6 99,531 2,645,049 254,408 (1,154,406) 118,268 (810,276) 1,053,043 22,901 146,050
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 17,801,138 174,904 (17,942,783) 629,684 (662,943) — 49,751 —
Nationwide Bond Index
Fund, Class R6 – 19,711,039 30,998 (19,710,011) 1,126,254 (1,158,280) — 46,698 —
Nationwide Bond Portfolio,
Class R6 7,196,624 37,712,610 44,508,759 (9,185,450) (985,562) (12,606,244) 59,444,113 688,434 402,927
Nationwide Inflation-
Protected Securities Fund,
Class R6 861,343 8,211,433 2,092,396 (864,465) (29,405) (1,657,871) 7,752,088 642,303 94,521
Nationwide Contract ∞(a) $– 14,176,467 925,510 (15,101,977) — — — 264,366 —
Total 203,618,874 65,607,230 (86,249,809) 1,677,514 (40,802,698) 143,851,111 6,103,058 2,890,280
Destination 2030
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 621,745 7,779,623 826,669 (1,972,362) (82,261) (526,960) 6,024,709 310,669 —
Nationwide International
Index Fund, Class R6 3,143,137 38,793,271 4,677,800 (11,336,156) (989,119) (9,615,306) 21,530,490 1,726,292 —
Nationwide Mid Cap Market
Index Fund, Class R6 410,669 9,672,039 1,600,128 (2,469,116) 55,483 (2,205,703) 6,652,831 100,208 976,904
Nationwide Multi-Cap
Portfolio, Class R6 6,541,006 84,870,931 21,941,826 (16,058,795) 873,059 (20,395,460) 71,231,561 3,908,948 2,281,617
Nationwide Small Cap Index
Fund, Class R6 341,324 4,940,277 909,297 (991,797) (29,539) (1,217,031) 3,611,207 46,544 288,062
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 16,727,705 241,077 (16,936,857) 562,504 (594,429) — 46,940 —
Nationwide Bond Index
Fund, Class R6 – 17,986,864 28,385 (17,984,717) 1,043,432 (1,073,964) — 42,878 —
Nationwide Bond Portfolio,
Class R6 6,352,225 35,850,082 41,562,676 (12,205,497) (1,546,569) (11,191,316) 52,469,376 651,752 381,457
Nationwide Inflation-
Protected Securities Fund,
Class R6 418,325 3,926,068 1,093,957 (418,911) (17,178) (819,008) 3,764,928 317,257 46,419
Nationwide Contract ∞(a) $– 6,253,955 891,413 (7,145,368) — — — 126,956 —
Total 226,800,815 73,773,228 (87,519,576) (130,188) (47,639,177) 165,285,102 7,278,444 3,974,459

104 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
Destination 2035
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 392,566 5,501,137 593,682 (1,849,098) (102,639) (339,115) 3,803,967 224,367 —
Nationwide International
Index Fund, Class R6 3,291,705 39,686,546 5,205,987 (10,878,093) (1,571,881) (9,894,379) 22,548,180 1,825,707 —
Nationwide Mid Cap Market
Index Fund, Class R6 501,773 10,729,480 1,903,061 (2,082,141) (50,171) (2,371,514) 8,128,715 115,709 1,103,782
Nationwide Multi-Cap
Portfolio, Class R6 6,950,179 86,694,083 23,531,759 (13,983,606) 162,710 (20,717,500) 75,687,446 4,039,163 2,357,622
Nationwide Small Cap Index
Fund, Class R6 432,392 5,308,269 1,333,120 (726,603) (96,564) (1,243,516) 4,574,706 52,072 314,898
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 9,497,937 166,723 (9,646,695) 269,337 (287,302) — 26,892 —
Nationwide Bond Index
Fund, Class R6 – 9,928,175 15,859 (9,927,713) 577,558 (593,879) — 24,073 —
Nationwide Bond Portfolio,
Class R6 4,236,741 23,600,053 26,237,879 (6,555,701) (992,700) (7,294,049) 34,995,482 406,381 237,847
Nationwide Inflation-
Protected Securities Fund,
Class R6 145,949 960,862 647,555 (66,032) (3,139) (225,709) 1,313,537 86,785 11,991
Nationwide Contract ∞(a) $– 2,306,581 290,628 (2,597,209) — — — 46,878 —
Total 194,213,123 59,926,253 (58,312,891) (1,807,489) (42,966,963) 151,052,033 6,848,027 4,026,140
Destination 2040
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 215,812 2,112,482 445,233 (278,287) (13,195) (175,018) 2,091,215 93,308 —
Nationwide International
Index Fund, Class R6 3,399,333 37,284,353 5,657,147 (8,973,867) (1,289,188) (9,393,016) 23,285,429 1,714,175 —
Nationwide Mid Cap Market
Index Fund, Class R6 549,882 11,811,390 1,877,209 (2,101,989) (62,968) (2,615,546) 8,908,096 126,855 1,208,443
Nationwide Multi-Cap
Portfolio, Class R6 6,947,267 86,560,507 20,644,836 (10,878,503) 106,989 (20,778,087) 75,655,742 4,022,875 2,348,115
Nationwide Small Cap Index
Fund, Class R6 409,926 5,029,403 1,117,899 (528,674) (64,436) (1,217,175) 4,337,017 49,583 298,392
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 6,024,302 96,452 (6,109,474) 241,277 (252,557) — 17,006 —
Nationwide Bond Index
Fund, Class R6 – 5,955,762 9,453 (5,955,754) 323,719 (333,180) — 14,316 —
Nationwide Bond Portfolio,
Class R6 2,629,382 14,791,943 16,006,685 (3,979,963) (603,362) (4,496,605) 21,718,698 251,364 147,118
Nationwide Inflation-
Protected Securities Fund,
Class R6 31,449 — 314,944 (5,053) (430) (26,417) 283,044 10,215 1,244
Nationwide Contract ∞(a) $– 1,213,610 114,659 (1,328,269) — — — 23,611 —
Total 170,783,752 46,284,517 (40,139,833) (1,361,594) (39,287,601) 136,279,241 6,323,308 4,003,312

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 105
Destination 2045
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 77,138 338,437 470,101 (23,872) (447) (36,755) 747,464 17,216 —
Nationwide International
Index Fund, Class R6 3,113,734 33,912,544 4,913,998 (7,869,176) (1,029,748) (8,598,540) 21,329,078 1,567,140 —
Nationwide Mid Cap Market
Index Fund, Class R6 527,754 11,125,175 1,787,402 (1,822,588) (87,245) (2,453,125) 8,549,619 120,985 1,156,733
Nationwide Multi-Cap
Portfolio, Class R6 6,267,467 81,357,046 17,321,885 (10,753,548) (135,864) (19,536,799) 68,252,720 3,822,375 2,231,085
Nationwide Small Cap Index
Fund, Class R6 358,754 4,689,228 890,734 (574,985) (80,383) (1,128,981) 3,795,613 46,094 280,468
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 3,984,018 48,647 (4,025,070) 112,938 (120,533) — 11,234 —
Nationwide Bond Index
Fund, Class R6 – 4,092,848 6,513 (4,092,399) 228,359 (235,321) — 9,903 —
Nationwide Bond Portfolio,
Class R6 1,711,150 9,942,594 10,822,578 (3,263,873) (478,752) (2,888,444) 14,134,103 169,488 99,198
Nationwide Contract ∞(a) $– 322,649 80,413 (403,062) — — — 7,242 —
Total 149,764,539 36,342,271 (32,828,573) (1,471,142) (34,998,498) 116,808,597 5,771,677 3,767,484
Destination 2050
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 15,015 — 151,154 (2,474) (75) (3,105) 145,500 1,231 —
Nationwide International
Index Fund, Class R6 3,063,353 31,271,852 5,504,461 (6,789,356) (1,059,789) (7,943,200) 20,983,968 1,452,409 —
Nationwide Mid Cap Market
Index Fund, Class R6 528,282 10,933,286 1,908,226 (1,770,208) (111,759) (2,401,372) 8,558,173 119,797 1,134,011
Nationwide Multi-Cap
Portfolio, Class R6 6,102,742 75,774,348 17,781,969 (8,604,755) 30,118 (18,522,817) 66,458,863 3,562,272 2,079,265
Nationwide Small Cap Index
Fund, Class R6 348,930 4,375,640 923,863 (471,476) (67,785) (1,068,557) 3,691,685 43,635 262,246
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 2,253,061 43,397 (2,292,146) 48,044 (52,356) — 6,382 —
Nationwide Bond Index
Fund, Class R6 – 3,184,680 5,083 (3,184,249) 176,758 (182,272) — 7,708 —
Nationwide Bond Portfolio,
Class R6 1,329,738 7,378,415 7,994,913 (1,952,171) (271,437) (2,166,088) 10,983,632 120,166 70,331
Total 135,171,282 34,313,066 (25,066,835) (1,255,925) (32,339,767) 110,821,821 5,313,600 3,545,853

106 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
Destination 2055
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 1,968,269 19,150,711 4,282,475 (4,388,517) (767,210) (4,794,815) 13,482,644 891,290 —
Nationwide Mid Cap Market
Index Fund, Class R6 354,973 7,116,608 1,371,557 (1,099,718) (86,265) (1,551,618) 5,750,564 78,623 739,552
Nationwide Multi-Cap
Portfolio, Class R6 3,889,795 46,822,926 11,831,142 (4,779,499) (17,404) (11,497,296) 42,359,869 2,202,403 1,285,522
Nationwide Small Cap Index
Fund, Class R6 226,432 2,803,908 604,798 (280,008) (45,941) (687,102) 2,395,655 28,054 168,080
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 966,662 11,793 (976,611) 26,733 (28,577) — 2,735 —
Nationwide Bond Index
Fund, Class R6 – 1,770,338 2,847 (1,770,314) 107,714 (110,585) — 4,332 —
Nationwide Bond Portfolio,
Class R6 685,410 4,030,789 4,198,593 (1,280,688) (189,292) (1,097,913) 5,661,489 63,177 36,976
Total 82,661,942 22,303,205 (14,575,355) (971,665) (19,767,906) 69,650,221 3,270,614 2,230,130
Destination 2060
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 856,699 7,859,579 2,522,407 (2,129,252) (415,501) (1,968,848) 5,868,385 379,865 —
Nationwide Mid Cap Market
Index Fund, Class R6 165,153 2,984,432 874,557 (489,391) (39,345) (654,767) 2,675,486 34,443 316,875
Nationwide Multi-Cap
Portfolio, Class R6 1,714,805 19,397,157 7,339,122 (3,173,714) (194,295) (4,694,048) 18,674,222 930,383 543,056
Nationwide Small Cap Index
Fund, Class R6 102,481 1,187,512 371,957 (161,865) (22,878) (290,477) 1,084,249 12,317 72,312
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 367,654 8,830 (375,793) 9,768 (10,459) — 1,037 —
Nationwide Bond Index
Fund, Class R6 – 611,472 952 (611,473) 38,405 (39,356) — 1,452 —
Nationwide Bond Portfolio,
Class R6 274,829 1,501,541 1,850,734 (588,547) (85,121) (408,521) 2,270,086 23,543 13,779
Total 33,909,347 12,968,559 (7,530,035) (708,967) (8,066,476) 30,572,428 1,383,040 946,022
Destination 2065
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 86,077 532,526 489,538 (243,610) (53,522) (135,305) 589,627 28,785 —
Nationwide Mid Cap Market
Index Fund, Class R6 16,916 202,741 175,615 (54,205) (6,502) (43,618) 274,031 2,745 22,988
Nationwide Multi-Cap
Portfolio, Class R6 174,861 1,318,375 1,283,995 (335,227) (27,338) (335,570) 1,904,235 67,503 39,401
Nationwide Small Cap Index
Fund, Class R6 10,590 81,159 72,600 (19,129) (3,118) (19,468) 112,044 982 5,274
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 22,535 1,779 (24,270) (190) 146 — 66 —
Nationwide Bond Index
Fund, Class R6 – 27,392 44 (27,393) (331) 288 — 67 —
Nationwide Bond Portfolio,
Class R6 24,353 95,033 183,696 (42,818) (4,427) (30,331) 201,153 1,472 861
Total 2,279,761 2,207,267 (746,652) (95,428) (563,858) 3,081,090 101,620 68,524

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 107
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an
ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.
nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023. During the year ended October 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Destination Retirement
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 648,251 9,021,406 728,544 (2,809,562) (68,596) (590,241) 6,281,551 339,442 —
Nationwide International
Index Fund, Class R6 1,150,515 10,992,363 1,709,272 (1,976,121) 67,993 (2,912,480) 7,881,027 481,649 —
Nationwide Mid Cap Market
Index Fund, Class R6 128,458 2,815,979 509,225 (646,491) 43,585 (641,277) 2,081,021 28,781 282,217
Nationwide Multi-Cap
Portfolio, Class R6 2,429,643 38,474,040 8,253,238 (11,503,113) 900,814 (9,666,162) 26,458,817 1,742,325 1,016,979
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 15,249,268 40,716 (15,261,475) 604,569 (633,078) — 42,357 —
Nationwide Bond Index
Fund, Class R6 – 17,138,095 26,826 (17,138,013) 992,745 (1,019,653) — 40,357 —
Nationwide Bond Portfolio,
Class R6 5,647,430 29,526,840 38,862,202 (10,901,224) (1,126,166) (9,713,878) 46,647,774 562,309 329,108
Nationwide Inflation-
Protected Securities Fund,
Class R6 831,720 10,656,583 1,200,543 (2,423,216) 63,836 (2,012,262) 7,485,484 743,913 115,708
Nationwide Contract ∞(a) $– 16,883,076 851,736 (17,734,812) — — — 274,827 —
Total 150,757,650 52,182,302 (80,394,027) 1,478,780 (27,189,031) 96,835,674 4,255,960 1,744,012
* Purchases include reinvestment of income and realized gain distributions, as applicable.
∞ Fair valued security.
(a) The Nationwide Contract was issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

108 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
(b) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices
Fund Purchases
*
Sales
Destination 2025 $ 66,379,827 $ 87,254,801
Destination 2030 75,341,429 88,862,485
Destination 2035 61,329,013 59,760,732
Destination 2040 48,244,626 42,170,061
Destination 2045 37,968,432 34,270,592
Destination 2050 36,648,477 26,390,504
Destination 2055 23,987,136 15,194,044
Destination 2060 13,941,690 7,790,213
Destination 2065 2,403,873 784,519
Destination Retirement 52,749,207 80,980,239
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 109
become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Other
As of October 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
Fund % of Shares
Number of
Accounts
Destination 2025 61.76% 1
Destination 2030 62.59 1
Destination 2035 62.43 1
Destination 2040 62.67 1
Destination 2045 66.65 1
Destination 2050 67.18 1
Destination 2055 81.28 2(a)
Destination 2060 84.59 3(a)
Destination 2065 86.62 3(a)
Destination Retirement 62.51 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 7,954,916 $ 11,212,517 $ 19,167,433 $ – $ 19,167,433
Destination 2030 8,946,097 12,034,355 20,980,452 – 20,980,452
Destination 2035 9,019,526 9,529,080 18,548,606 – 18,548,606
Destination 2040 6,791,088 9,487,222 16,278,310 – 16,278,310
Destination 2045 6,418,466 9,360,131 15,778,597 – 15,778,597
Destination 2050 6,024,397 6,457,196 12,481,593 – 12,481,593
Destination 2055 3,942,398 3,286,507 7,228,905 – 7,228,905
Destination 2060 2,013,808 926,960 2,940,768 – 2,940,768
Destination 2065 147,497 2,581 150,078 – 150,078
Destination Retirement 5,166,830 8,630,876 13,797,706 – 13,797,706
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

110 - Notes to Financial Statements - October 31, 2022 - Target Destination Funds
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 7,457,481 $ – $ 7,457,481 $ – $ 7,457,481
Destination 2030 8,459,667 – 8,459,667 – 8,459,667
Destination 2035 7,675,803 – 7,675,803 – 7,675,803
Destination 2040 6,771,368 – 6,771,368 – 6,771,368
Destination 2045 5,808,099 – 5,808,099 – 5,808,099
Destination 2050 4,830,069 – 4,830,069 – 4,830,069
Destination 2055 2,876,237 – 2,876,237 – 2,876,237
Destination 2060 1,146,037 – 1,146,037 – 1,146,037
Destination 2065 50,203 – 50,203 – 50,203
Destination Retirement 5,768,789 – 5,768,789 – 5,768,789
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Destination 2025 $ – $ 4,055,186 $ 4,055,186 $ – $ – $ (9,482,177) $ (5,426,991)
Destination 2030 – 2,900,219 2,900,219 – – (6,866,045) (3,965,826)
Destination 2035 – 1,651,628 1,651,628 – – (3,902,613) (2,250,985)
Destination 2040 – 2,340,216 2,340,216 – – (2,295,777) 44,439
Destination 2045 – 2,382,613 2,382,613 – – (1,378,026) 1,004,587
Destination 2050 – 2,450,435 2,450,435 – – (2,545,727) (95,292)
Destination 2055 – 1,438,449 1,438,449 – – (2,323,477) (885,028)
Destination 2060 – 540,536 540,536 – – (1,071,938) (531,402)
Destination 2065 – 35,887 35,887 – – (234,649) (198,762)
Destination Retirement – 2,839,151 2,839,151 – – (8,953,066) (6,113,915)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 170,902,923 $ 8,018,818 $ (17,500,994) $ (9,482,176)
Destination 2030 188,263,229 10,134,493 (17,000,539) (6,866,046)
Destination 2035 168,331,968 9,192,870 (13,095,484) (3,902,614)
Destination 2040 150,234,585 8,098,477 (10,394,254) (2,295,777)
Destination 2045 128,294,500 6,559,949 (7,937,977) (1,378,028)
Destination 2050 123,080,561 5,263,612 (7,809,339) (2,545,727)
Destination 2055 78,106,295 2,870,255 (5,193,732) (2,323,477)
Destination 2060 34,407,274 1,114,596 (2,186,536) (1,071,940)
Destination 2065 3,593,793 63,851 (298,500) (234,649)
Destination Retirement 119,380,708 4,801,680 (13,754,746) (8,953,066)

Target Destination Funds - October 31, 2022 - Notes to Financial Statements - 111
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

112 - Report of Independent Registered Public Accounting Firm - October 31, 2022 - Target Destination Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Destination 2025 Fund,
Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide
Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination
2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040
Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide
Destination 2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Target Destination Funds - October 31, 2022 (Unaudited) - Supplemental Information - 113
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2022, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Destination 2025 6.26%
Destination 2030 7.45
Destination 2035 8.28
Destination 2040 8.57
Destination 2045 8.99
Destination 2050 9.36
Destination 2055 9.58
Destination 2060 9.40
Destination 2065 8.80
Destination Retirement 5.06
Fund Amount
Destination 2025 $ 11,212,517
Destination 2030 12,034,355
Destination 2035 9,529,080
Destination 2040 9,487,222
Destination 2045 9,360,131
Destination 2050 6,457,196
Destination 2055 3,286,507
Destination 2060 926,960
Destination 2065 2,581
Destination Retirement 8,630,876
Fund Amount Per Share
Destination 2025 $ 708,350 $ 0.0348
Destination 2030 1,112,379 0.0468
Destination 2035 1,217,055 0.0613
Destination 2040 1,162,499 0.0640
Destination 2045 1,066,202 0.0714
Destination 2050 984,489 0.0614
Destination 2055 611,372 0.0947
Destination 2060 263,217 0.0785
Destination 2065 19,841 0.0601
Destination Retirement 319,927 0.0201

114 - Supplemental Information - October 31, 2022 (Unaudited) - Target Destination Funds
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of October 31,
2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Destination 2025 $ 46,982 $ 0.0023
Destination 2030 73,554 0.0031
Destination 2035 80,379 0.0040
Destination 2040 77,036 0.0042
Destination 2045 70,026 0.0047
Destination 2050 65,183 0.0041
Destination 2055 40,287 0.0062
Destination 2060 17,227 0.0051
Destination 2065 1,275 0.0039
Destination Retirement 21,864 0.0014

Target Destination Funds - October 31, 2022 - Management Information - 115
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

116 - Management Information - October 31, 2022 - Target Destination Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Target Destination Funds - October 31, 2022 - Management Information - 117
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

118 - Market Index Definitions - October 31, 2022 - Target Destination Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Target Destination Funds - October 31, 2022 - Market Index Definitions - 119
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

120 - Market Index Definitions - October 31, 2022 - Target Destination Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Target Destination Funds - October 31, 2022 - Market Index Definitions - 121
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

122 - Market Index Definitions - October 31, 2022 - Target Destination Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Target Destination Funds - October 31, 2022 - Glossary - 123
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

124 - Glossary - October 31, 2022 - Target Destination Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Target Destination Funds - October 31, 2022 - Glossary - 125
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-TD (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwid e Mutual Insurance Company. © 2022

Annual Report
October 31, 2022
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 24
Statements of Investments 27
Statements of Assets and Liabilities 32
Statements of Operations 36
Statements of Changes in Net Assets 38
Statements of Cash Flows 50
Financial Highlights 52
Notes to Financial Statements 61
Report of Independent Registered Public Accounting Firm 77
Supplemental Information 78
Management Information 79
Market Index Definitions 83
Glossary 88

Nationwide Mutual Funds - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Mutual Funds
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Mutual Funds - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Aggressive Fund
For the annual period ended October 31, 2022, the Nationwide Investor Destinations Aggressive Fund Class A returned -19.58%
versus -18.51% for its benchmark, the Morningstar Agg Tgt Risk TR USD. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--85%+ Equity (consisting of 204 investments as of October 31, 2022), was -20.00%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying iShares Core MSCI Emerging Market ETF, Nationwide International
Index Fund, and the underlying Nationwide Multi-Cap Portfolio which registered -11.93%, -23.03%, and -18.31%, respectively, during the reporting period. The fund still holds these securities
All the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Amundi Global High Yield Fund, Nationwide GQG US Quality Equity Fund, and the Nationwide Loomis Core Bond Fund returned
-13.85%, -3.22%, and -15.80%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the funds having negative returns. The fund still holds these securities.
During the first quarter of 2022, the portfolio management team divested the Nationwide Bond Index Fund and Nationwide Core
Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide Bond
Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the second quarter of 2022, the portfolio management team began to eallocate into the new Nationwide Bond Portfolio from the Nationwide Amundi Global High Yield Fund and the Nationwide Amundi Strategic Income Fund, in an effort to reduce high yield bond credit risk during a volatile time in the economic cycle.
During the second quarter of 2022, the Nationwide Risk-Based US Equity ETF and Nationwide Risk-Based International Equity
ETF were removed from the Fund, as the ETFs themselves were liquidated.
During the third quarter of 2022, the portfolio management team removed the Nationwide Loomis All Cap Growth Fund from the portfolio, and the Nationwide Emerging Market Debt Fund was liquidated. This was part of a move to decrease total equity exposure by reducing allocations to the Nationwide International Index Fund and Nationwide International Small Cap Fund in favor of Nationwide Bond Portfolio.
During the third quarter of 2022, the portfolio management team added an allocation to the newly formed Nationwide U.S. 130/30
Equity Portfolio, managed by Jacobs Levy. This is a U.S. large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability

Nationwide Investor Destinations Aggressive Fund - October 31, 2022 - Fund Commentary - 5
of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 95.3%
Fixed Income Funds 4.2%
Alternative Assets 0.5%
Repurchase Agreement 0.1%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 39.0%
Nationwide International Index Fund, Class R6 15.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.0%
Nationwide Mid Cap Market Index Fund, Class R6 12.0%
iShares Core MSCI Emerging Markets ETF 7.4%
Nationwide International Small Cap Fund, Class R6 3.9%
Nationwide Bond Portfolio, Class R6 3.3%
Nationwide GQG US Quality Equity Fund, Class R6 2.1%
iShares Core S&P Small-Cap ETF 2.1%
Nationwide Loomis Core Bond Fund, Class R6 0.9%
Other Holdings
#
0.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

6 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Aggressive Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(19.58)% 4.28% 7.73% 3/30/2000
w/SC
2
(24.23)% 3.06% 7.09%
Class C w/o SC
1
(20.19)% 3.52% 6.94% 3/1/2001
w/SC
3
(20.93)% N/A N/A
Class R
4,5
(19.89)% 3.94% 7.38% 10/1/2003
Class R6
4,6
(19.34)% 4.64% 8.09% 12/29/2004
Institutional Service Class
4
(19.44)% 4.52% 5.85% 3/3/2014
Service Class
4
(19.58)% 4.24% 7.66% 3/30/2000
Morningstar
®
Aggressive
Target Risk Index (18.51)% 5.10% 8.24%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.85%
Class C 1.57%
Class R 1.17%
Class R6 0.51%
Institutional Service Class 0.64%
Service Class 0.91%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Aggressive Fund - October 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Aggressive Fund versus the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 10/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Moderately Aggressive Fund
For the annual period ended October 31, 2022, the Nationwide Investor Destinations Moderately Aggressive Fund Class A returned
-19.07% versus -18.21% for its benchmark, the Morningstar Mod Agg Tgt Risk TR USD. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--70% to 85% Equity (consisting of 321 investments as of October 31,
2022), was -17.38% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility, as markets contracted during the period.
The largest detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide International Index Fund, and
the underlying Nationwide Multi-Cap Portfolio which registered -17.01%, -23.03%, and -18.31%, respectively, during the reporting period. The Fund still holds these securities.
All the Fund’s 13 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Inflation Protected Securities Fund, Nationwide GQG US Quality Equity Fund, and the Nationwide Amundi Strategic Income Fund
returned -11.93%, -3.22%, and -4.19%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the funds having negative returns. The Fund still holds these securities.
During the first quarter of 2022, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the second quarter of 2022, the portfolio management team began to reallocate into the new Nationwide Bond Portfolio from the Nationwide Amundi Global High Yield Fund and the Nationwide Amundi Strategic Income Fund, in an effort to reduce high yield bond credit risk during a volatile time in the economic cycle.
During the second quarter of 2022, the Nationwide Risk-Based US Equity ETF and Nationwide Risk-Based International Equity
ETF were removed from the Fund as the ETFs themselves were liquidated.
During the third quarter of 2022, the portfolio management team removed the Nationwide Loomis All Cap Growth Fund from the portfolio, and the Nationwide Emerging Market Debt Fund was liquidated. This was part of a move to decrease total equity exposure by reducing allocations to the Nationwide International Index Fund and Nationwide International Small Cap Fund in favor of Nationwide Bond Portfolio.
During the third quarter of 2022, the portfolio management team added an allocation to the newly formed Nationwide U.S. 130/30
Equity Portfolio, managed by Jacobs Levy. This is a U.S. large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time seeking to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2022 - Fund Commentary - 9
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 80.9%
Fixed Income Funds 17.0%
Alternative Assets 2.1%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 34.3%
Nationwide Bond Portfolio, Class R6 14.1%
Nationwide International Index Fund, Class R6 12.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 11.9%
Nationwide Mid Cap Market Index Fund, Class R6 8.0%
iShares Core MSCI Emerging Markets ETF 6.9%
Nationwide International Small Cap Fund, Class R6 3.2%
iShares Core S&P Small-Cap ETF 2.1%
Nationwide Loomis Core Bond Fund, Class R6 1.9%
Nationwide GQG US Quality Equity Fund, Class R6 1.6%
Other Holdings 3.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

10 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Moderately Aggressive Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(19.07)% 3.87% 6.80% 3/30/2000
w/SC
2
(23.70)% 2.64% 6.17%
Class C w/o SC
1
(19.71)% 3.11% 6.05% 3/1/2001
w/SC
3
(20.47)% N/A N/A
Class R
4,5
(19.33)% 3.54% 6.48% 10/1/2003
Class R6
4,6
(18.80)% 4.24% 7.18% 12/29/2004
Institutional Service Class
4
(18.89)% 4.14% 5.35% 3/3/2014
Service Class
4
(19.10)% 3.81% 6.75% 3/30/2000
Morningstar
®
Moderately
Aggressive Target Risk
Index (18.21)% 4.39% 7.11%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.86%
Class C 1.57%
Class R 1.18%
Class R6 0.52%
Institutional Service Class 0.57%
Service Class 0.92%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Aggressive
Fund versus the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 10/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Moderate Fund
For the annual period ended October 31, 2022, the Nationwide Investor Destinations Moderate Fund Class A returned -17.14%
versus -17.51% for its benchmark, the Morningstar Mod Tgt Risk TR USD. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--50% to 70% Equity (consisting of 752 investments as of October 31, 2022), was
-15.75% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide International Index Fund, and
the underlying Nationwide Multi-Cap Portfolio which registered -17.01%, -23.03%, and -18.31%, respectively, during the reporting period. The Fund still holds these securities.
Most of the Fund’s 19 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Nationwide GQG US Quality Equity Fund, and the Nationwide Amundi Strategic Income Fund returned 2.15%,
-3.22%, and -4.19%, respectively. The investments were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During the first quarter of 2022, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the second quarter of 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares
iBoxx $ Investment Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure. Additionally, the team began to reallocate into the new Nationwide Bond Portfolio from the Nationwide Amundi Global
High Yield Fund and the Nationwide Amundi Strategic Income Fund, in an effort to reduce high yield bond credit risk during a volatile time in the economic cycle.
During the second quarter of 2022, the Nationwide Risk-Based US Equity ETF and Nationwide Risk-Based International Equity
ETF were removed from the Fund as the ETFs themselves were liquidated.
During the third quarter of 2022, the portfolio management team removed the Nationwide Loomis All Cap Growth Fund from the portfolio, and the Nationwide Emerging Market Debt Fund was liquidated. This was part of a move to decrease total equity exposure by reducing allocations to the Nationwide International Index Fund and Nationwide International Small Cap Fund in favor of the Nationwide Bond Portfolio.
During the third quarter of 2022, the portfolio management team added an allocation to the newly formed Nationwide U.S. 130/30
Equity Portfolio, managed by Jacobs Levy. This is a U.S. large cap equity fund in which the team has high conviction, due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time seeking to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA

Nationwide Investor Destinations Moderate Fund - October 31, 2022 - Fund Commentary - 13
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 61.6%
Fixed Income Funds 31.0%
Money Market Fund 5.2%
Alternative Assets 2.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 27.9%
Nationwide Bond Portfolio, Class R6 17.5%
Nationwide International Index Fund, Class R6 9.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 9.6%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 5.2%
Nationwide Mid Cap Market Index Fund, Class R6 5.0%
Nationwide Loomis Core Bond Fund, Class R6 4.8%
iShares Core MSCI Emerging Markets ETF 4.0%
Nationwide Loomis Short Term Bond Fund, Class R6 3.9%
iShares Core S&P Small-Cap ETF 2.6%
Other Holdings 9.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

14 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Moderate Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(17.14)% 3.09% 5.35% 3/30/2000
w/SC
2
(21.87)% 1.87% 4.73%
Class C w/o SC
1
(17.78)% 2.33% 4.59% 3/1/2001
w/SC
3
(18.56)% N/A N/A
Class R
4,5
(17.44)% 2.76% 5.03% 10/1/2003
Class R6
4,6
(16.89)% 3.42% 5.71% 12/29/2004
Institutional Service Class
4
(16.96)% 3.33% 4.38% 3/3/2014
Service Class
4
(17.22)% 3.02% 5.29% 3/30/2000
Morningstar
®
Moderate
Target Risk Index (17.51)% 3.37% 5.56%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.85%
Class C 1.58%
Class R 1.16%
Class R6 0.51%
Institutional Service Class 0.60%
Service Class 0.91%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Moderate Fund - October 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderate Fund versus the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 10/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Moderately Conservative Fund
For the annual period ended October 31, 2022, the Nationwide Investor Destinations Moderately Conservative Fund Class A
returned -15.39% versus -16.38% for its benchmark, the Morningstar Mod Con Tgt Risk TR USD. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--30% to 50% Equity (consisting of 458 investments as of
October 31, 2022), was -15.00% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove market uncertainty. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying Nationwide Bond Portfolio, Nationwide International Index Fund, and
the underlying Nationwide Multi-Cap Portfolio which registered -17.01%, -23.03%, and -18.31%, respectively, during the reporting period. The fund still holds these securities.
Most of the Fund’s 18 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, iShares Core S&P Small Cap ETF, and the Nationwide Amundi Strategic Income Fund returned 2.15%, -11.93%, and -4.19% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The fund still holds these securities.
During the first quarter of 2022, the portfolio management team divested from the Nationwide Bond Index Fund and Nationwide
Core Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide
Bond Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the second quarter of 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares
iBoxx $ Investment Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure. Additionally, the team began to reallocate into the new Nationwide Bond Portfolio from the Nationwide Amundi Global
High Yield Fund and the Nationwide Amundi Strategic Income Fund, in an effort to reduce high yield bond credit risk during a volatile time in the economic cycle.
During the second quarter of 2022, the Nationwide Risk-Based US Equity ETF and Nationwide Risk-Based International Equity
ETF were removed from the Fund as the ETFs themselves were liquidated.
During the third quarter of 2022, the Nationwide Emerging Market Debt Fund was liquidated. The portfolio management team also made a move to decrease total equity exposure by reducing allocations to the Nationwide International Index Fund and Nationwide
International Small Cap Fund in favor of Nationwide Bond Portfolio.
During the third quarter of 2022, the portfolio management team added an allocation to the newly formed Nationwide U.S. 130/30
Equity Portfolio, managed by Jacobs Levy. This is a U.S. large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government
Money Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2022 - Fund Commentary - 17
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 47.2%
Equity Funds 41.6%
Money Market Fund 9.1%
Alternative Assets 2.2%
Repurchase Agreement 0.7%
Liabilities in excess of other assets (0.8)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 26.8%
Nationwide Multi-Cap Portfolio, Class R6 19.0%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 9.0%
Nationwide Loomis Short Term Bond Fund, Class R6 7.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 6.6%
Nationwide International Index Fund, Class R6 6.5%
Nationwide Mid Cap Market Index Fund, Class R6 4.3%
Nationwide Loomis Core Bond Fund, Class R6 3.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.9%
iShares Core MSCI Emerging Markets ETF 2.8%
Other Holdings
#
11.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

18 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Moderately Conservative Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(15.39)% 2.12% 3.83% 3/30/2000
w/SC
2
(20.24)% 0.92% 3.22%
Class C w/o SC
1
(16.03)% 1.35% 3.07% 3/1/2001
w/SC
3
(16.85)% N/A N/A
Class R
4,5
(15.74)% 1.76% 3.50% 10/1/2003
Class R6
4,6
(15.19)% 2.44% 4.17% 12/29/2004
Institutional Service Class
4
(15.24)% 2.32% 3.33% 3/3/2014
Service Class
4
(15.54)% 2.03% 3.76% 3/30/2000
Morningstar
®
Moderately
Conservative Target Risk
Index (16.38)% 2.39% 4.04%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.77%
Class C 1.54%
Class R 1.16%
Class R6 0.48%
Institutional Service Class 0.58%
Service Class 0.89%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Conservative
Fund versus the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 10/31/22. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Conservative Fund
For the annual period ended October 31, 2022, the Nationwide Investor Destinations Conservative Fund Class A returned -13.93%
versus -15.86% for its benchmark, the Morningstar Con Tgt Risk TR USD. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--15% to 30% Equity (consisting of 133 investments as of October 31, 2022), was
-14.41% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2022, was a function of negative returns across asset classes, as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying Nationwide Bond Portfolio, iShares 20+ Year Treasury Bond ETF, and
the underlying Nationwide Multi-Cap Portfolio which registered -17.01%, -33.74%, and -18.31%, respectively, during the reporting period. The fund still holds these securities.
Most of the Fund’s 18 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, iShares Core S&P Small Cap ETF, and the Nationwide Amundi Strategic Income Fund returned 2.15%, -11.93%, and -4.19%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The fund still holds these securities.
During the first quarter of 2022, the portfolio management team divested the Nationwide Bond Index Fund and Nationwide Core
Plus Bond Fund (now Nationwide BNY Mellon Core Plus Bond ESG Fund) and increased the allocation to the Nationwide Bond
Portfolio. This trade not only consolidated the assets, but also provided more exposure to active management within fixed income.
During the second quarter of 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares
iBoxx $ Investment Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure. Additionally, the team began to reallocate into the new Nationwide Bond Portfolio from the Nationwide Amundi Global
High Yield Fund and the Nationwide Amundi Strategic Income Fund, in an effort to reduce high yield bond credit risk during a volatile time in the economic cycle.
During the second quarter of 2022, the Nationwide Risk-Based US Equity ETF and Nationwide Risk-Based International Equity
ETF were removed from the Fund as the ETFs themselves were liquidated.
During the third quarter of 2022, the Nationwide Emerging Market Debt Fund was liquidated. The portfolio management team also made a move to decrease total equity exposure by reducing allocations to the Nationwide International Index Fund and Nationwide
International Small Cap Fund in favor of the Nationwide Bond Portfolio.
During the third quarter of 2022, the portfolio management team added an allocation to the newly formed Nationwide U.S. 130/30
Equity Portfolio, managed by Jacobs Levy. This is a U.S. large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During October 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund seeks to provide a higher yielding cash-like instrument with more diversification while at the same time seeking to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Nationwide Investor Destinations Conservative Fund - October 31, 2022 - Fund Commentary - 21
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 64.3%
Equity Funds 20.3%
Money Market Fund 12.9%
Alternative Assets 2.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 34.4%
Nationwide Loomis Short Term Bond Fund, Class R6 13.0%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 12.9%
Nationwide Multi-Cap Portfolio, Class R6 10.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.1%
iShares 20+ Year Treasury Bond ETF 3.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 3.4%
iShares 7-10 Year Treasury Bond ETF 3.0%
Nationwide International Index Fund, Class R6 2.7%
iShares U.S. Treasury Bond ETF 2.7%
Other Holdings 8.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

22 - Fund Commentary - October 31, 2022 - Nationwide Investor Destinations Conservative Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(13.93)% 0.96% 2.19% 3/30/2000
w/SC
2
(18.86)% (0.22)% 1.59%
Class C w/o SC
1
(14.61)% 0.19% 1.44% 3/1/2001
w/SC
3
(15.45)% N/A N/A
Class R
4,5
(14.20)% 0.62% 1.87% 10/1/2003
Class R6
4,6
(13.76)% 1.27% 2.53% 12/29/2004
Institutional Service Class
4
(13.80)% 1.20% 2.14% 3/3/2014
Service Class
4
(14.06)% 0.86% 2.12% 3/30/2000
Morningstar
®
Conservative
Target Risk Index (15.86)% 0.86% 2.06%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.83%
Class C 1.57%
Class R 1.16%
Class R6 0.50%
Institutional Service Class 0.60%
Service Class 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Conservative Fund - October 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Conservative Fund
versus the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 10/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Shareholder Expense Examples - October 31, 2022 - Investor Destination Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022 through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022 through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
(a)
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
(a)
Nationwide Investor Destinations Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 926.10 2.57 0.53
Hypothetical
(b)(c)
1,000.00 1,022.53 2.70 0.53
Class C Shares
Actual
(b)
1,000.00 922.20 5.96 1.23
Hypothetical
(b)(c)
1,000.00 1,019.00 6.26 1.23
Class R Shares
Actual
(b)
1,000.00 924.40 4.07 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class R6 Shares
Actual
(b)
1,000.00 927.00 0.92 0.19
Hypothetical
(b)(c)
1,000.00 1,024.25 0.97 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 926.80 1.55 0.32
Hypothetical
(b)(c)
1,000.00 1,023.59 1.63 0.32
Service Class Shares
Actual
(b)
1,000.00 925.90 2.86 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59

Investor Destination Funds - October 31, 2022 - Shareholder Expense Examples - 25
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
(a)
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
(a)
Nationwide Investor Destinations Moderately Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 925.90 2.52 0.52
Hypothetical
(b)(c)
1,000.00 1,022.58 2.65 0.52
Class C Shares
Actual
(b)
1,000.00 922.40 5.91 1.22
Hypothetical
(b)(c)
1,000.00 1,019.06 6.21 1.22
Class R Shares
Actual
(b)
1,000.00 924.60 4.07 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class R6 Shares
Actual
(b)
1,000.00 927.30 0.87 0.18
Hypothetical
(b)(c)
1,000.00 1,024.30 0.92 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 926.70 1.12 0.23
Hypothetical
(b)(c)
1,000.00 1,024.05 1.17 0.23
Service Class Shares
Actual
(b)
1,000.00 926.20 2.82 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 931.80 2.58 0.53
Hypothetical
(b)(c)
1,000.00 1,022.53 2.70 0.53
Class C Shares
Actual
(b)
1,000.00 928.50 5.98 1.23
Hypothetical
(b)(c)
1,000.00 1,019.00 6.26 1.23
Class R Shares
Actual
(b)
1,000.00 929.80 4.09 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class R6 Shares
Actual
(b)
1,000.00 932.90 0.88 0.18
Hypothetical
(b)(c)
1,000.00 1,024.30 0.92 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 932.60 1.17 0.24
Hypothetical
(b)(c)
1,000.00 1,024.00 1.22 0.24
Service Class Shares
Actual
(b)
1,000.00 931.10 2.87 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59

26 - Shareholder Expense Examples - October 31, 2022 - Investor Destination Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
(a)
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
(a)
Nationwide Investor Destinations Moderately Conservative Fund
Class A Shares
Actual
(b)
1,000.00 937.20 2.44 0.50
Hypothetical
(b)(c)
1,000.00 1,022.68 2.55 0.50
Class C Shares
Actual
(b)
1,000.00 932.70 6.19 1.27
Hypothetical
(b)(c)
1,000.00 1,018.80 6.46 1.27
Class R Shares
Actual
(b)
1,000.00 935.70 4.15 0.85
Hypothetical
(b)(c)
1,000.00 1,020.92 4.33 0.85
Class R6 Shares
Actual
(b)
1,000.00 938.40 1.03 0.21
Hypothetical
(b)(c)
1,000.00 1,024.15 1.07 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 937.80 1.37 0.28
Hypothetical
(b)(c)
1,000.00 1,023.79 1.43 0.28
Service Class Shares
Actual
(b)
1,000.00 936.10 3.03 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
Nationwide Investor Destinations Conservative Fund
Class A Shares
Actual
(b)
1,000.00 937.70 2.49 0.51
Hypothetical
(b)(c)
1,000.00 1,022.63 2.60 0.51
Class C Shares
Actual
(b)
1,000.00 934.40 6.19 1.27
Hypothetical
(b)(c)
1,000.00 1,018.80 6.46 1.27
Class R Shares
Actual
(b)
1,000.00 936.70 4.20 0.86
Hypothetical
(b)(c)
1,000.00 1,020.87 4.38 0.86
Class R6 Shares
Actual
(b)
1,000.00 939.40 1.03 0.21
Hypothetical
(b)(c)
1,000.00 1,024.15 1.07 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 938.80 1.51 0.31
Hypothetical
(b)(c)
1,000.00 1,023.64 1.58 0.31
Service Class Shares
Actual
(b)
1,000.00 937.40 2.98 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Investor Destinations Aggressive Fund - October 31, 2022 - Statement of Investments - 27
Investment Companies 90 .5%
Shares Value ($)
Alternative Assets 0.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 478,195 3,844,685
Total Alternative Assets
(cost $4,313,176) 3,844,685
Equity Funds 85.8%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,469,819 17,035,208
Nationwide International Index
Fund, Class R6(a) 18,726,527 128,276,707
Nationwide International Small
Cap Fund, Class R6(a) 3,993,091 31,745,074
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,064,095 98,238,344
Nationwide Multi-Cap Portfolio,
Class R6(a) 29,197,185 317,957,347
Nationwide U.S. 130/30 Equity
Portfolio, Class R6*(a) 10,694,016 105,870,761
Total Equity Funds
(cost $667,339,429) 699,123,441
Fixed Income Funds 4.2%
Nationwide Bond Portfolio, Class
R6(a) 3,226,810 26,653,447
Nationwide Loomis Core Bond
Fund, Class R6(a) 832,654 7,602,129
Total Fixed Income Funds
(cost $39,227,629) 34,255,576
Total Investment Companies
(cost $710,880,234) 737,223,702
Exchange Traded Funds 9 .5%
Equity Funds 9.5%
iShares Core MSCI Emerging
Markets ETF 1,431,610 60,628,683
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 172,325 16,874,064
Total Exchange Traded Funds
(cost $94,556,710) 77,502,747
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase price
$850,071, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052; total
market value $867,072.(c)
(d) 850,000 850,000
Total Repurchase Agreement
(cost $850,000) 850,000
Total Investments
(cost $806,286,944) — 100.1% 815,576,449
Liabilities in excess of other assets — (0.1)% (975,325)
NET ASSETS — 100.0% $ 814,601,124
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $832,320, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $850,000.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $850,000.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - October 31, 2022 - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 91 .0%
Shares Value ($)
Alternative Assets 2.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 2,131,925 17,140,678
Nationwide Amundi Strategic
Income Fund, Class R6(a) 877,016 8,498,288
Total Alternative Assets
(cost $27,836,262) 25,638,966
Equity Funds 71.9%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,638,216 18,986,925
Nationwide International Index
Fund, Class R6(a) 22,684,037 155,385,651
Nationwide International Small
Cap Fund, Class R6(a) 4,856,556 38,609,618
Nationwide Mid Cap Market
Index Fund, Class R6(a) 5,952,719 96,434,051
Nationwide Multi-Cap Portfolio,
Class R6(a) 37,968,449 413,476,407
Nationwide U.S. 130/30 Equity
Portfolio, Class R6*(a) 14,459,611 143,150,147
Total Equity Funds
(cost $821,590,944) 866,042,799
Investment Companies
Shares Value ($)
Fixed Income Funds 17.0%
Nationwide Bond Portfolio, Class
R6(a) 20,590,734 170,079,461
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,278,041 11,502,369
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,480,637 22,648,220
Total Fixed Income Funds
(cost $234,583,798) 204,230,050
Total Investment Companies
(cost $1,084,011,004) 1,095,911,815
Exchange Traded Funds 9 .0%
Equity Funds 9.0%
iShares Core MSCI Emerging
Markets ETF 1,972,344 83,528,769
iShares Core S&P Small-Cap
ETF 256,196 25,086,712
Total Exchange Traded Funds
(cost $131,955,342) 108,615,481
Total Investments
(cost $1,215,966,346) — 100.0% 1,204,527,296
Liabilities in excess of other assets — 0.0%
†
(270,972)
NET ASSETS — 100.0% $ 1,204,256,324
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderate Fund - October 31, 2022 - Statement of Investments - 29
Investment Companies 84 .4%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,634,775 13,143,589
Nationwide Amundi Strategic
Income Fund, Class R6(a) 672,502 6,516,545
Total Alternative Assets
(cost $21,612,231) 19,660,134
Equity Funds 55.0%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 795,590 9,220,892
Nationwide International Index
Fund, Class R6(a) 13,007,324 89,100,168
Nationwide International Small
Cap Fund, Class R6(a) 1,824,934 14,508,227
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,766,042 44,809,875
Nationwide Multi-Cap Portfolio,
Class R6(a) 23,181,560 252,447,188
Nationwide U.S. 130/30 Equity
Portfolio, Class R6*(a) 8,771,293 86,835,796
Total Equity Funds
(cost $460,129,022) 496,922,146
Fixed Income Funds 27.2%
Nationwide Bond Portfolio, Class
R6(a) 19,187,015 158,484,744
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 980,011 8,820,094
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,744,059 43,313,260
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,669,508 34,970,407
Total Fixed Income Funds
(cost $279,932,318) 245,588,505
Total Investment Companies
(cost $761,673,571) 762,170,785
Exchange Traded Funds 10 .4%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF 850,964 36,038,325
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 244,420 23,933,607
Total Equity Funds
(cost $71,766,332) 59,971,932
Fixed Income Funds 3.8%
iShares 20+ Year Treasury Bond
ETF 130,873 12,578,204
iShares 7-10 Year Treasury
Bond ETF 91,896 8,675,901
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 12,973 1,314,814
iShares U.S. Treasury Bond ETF 521,697 11,696,447
Total Fixed Income Funds
(cost $42,729,767) 34,265,366
Total Exchange Traded Funds
(cost $114,496,099) 94,237,298
Short-Term Investment 5 .2%
Money Market Fund 5 .2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(c) 47,077,878 47,077,878
Total Short-Term Investment
(cost $47,077,878)
47,077,878
Total Investments
(cost $923,247,548) — 100.0% 903,485,961
Liabilities in excess of other assets — 0.0%
†
(266,448)
NET ASSETS — 100.0% $ 903,219,513
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $1,314,712, which was collateralized
by $1,349,409 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% - 4.38%, and
maturity dates ranging from 12/15/2022 - 2/15/2049.
(c) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - October 31, 2022 - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 80 .8%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 582,279 4,681,519
Nationwide Amundi Strategic
Income Fund, Class R6(a) 239,534 2,321,081
Total Alternative Assets
(cost $7,666,605) 7,002,600
Equity Funds 37.4%
Nationwide International Index
Fund, Class R6(a) 3,049,367 20,888,166
Nationwide International Small
Cap Fund, Class R6(a) 290,158 2,306,760
Nationwide Mid Cap Market
Index Fund, Class R6(a) 842,187 13,643,427
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,588,550 60,859,306
Nationwide U.S. 130/30 Equity
Portfolio, Class R6*(a) 2,145,602 21,241,463
Total Equity Funds
(cost $105,913,605) 118,939,122
Fixed Income Funds 41.2%
Nationwide Bond Portfolio, Class
R6(a) 10,396,786 85,877,453
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,047,188 9,424,697
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,351,798 12,341,920
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,451,967 23,367,241
Total Fixed Income Funds
(cost $149,359,344) 131,011,311
Total Investment Companies
(cost $262,939,554) 256,953,033
Exchange Traded Funds 10 .2%
Equity Funds 4.2%
iShares Core MSCI Emerging
Markets ETF 215,476 9,125,408
iShares Core S&P Small-Cap
ETF(b) 43,391 4,248,847
Total Equity Funds
(cost $15,608,210) 13,374,255
Fixed Income Funds 6.0%
iShares 20+ Year Treasury Bond
ETF 62,158 5,974,005
iShares 7-10 Year Treasury Bond
ETF(b) 65,464 6,180,456
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,776 686,748
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 279,412 6,264,417
Total Fixed Income Funds
(cost $23,764,020) 19,105,626
Total Exchange Traded Funds
(cost $39,372,230) 32,479,881
Short-Term Investment 9 .1%
Money Market Fund 9 .1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(c) 28,834,189 28,834,189
Total Short-Term Investment
(cost $28,834,189)
28,834,189
Repurchase Agreement 0 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase price
$2,359,512, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052; total
market value $2,406,702.
(d)(e) 2,359,315 2,359,315
Total Repurchase Agreement
(cost $2,359,315) 2,359,315
Total Investments
(cost $333,505,288) — 100.8% 320,626,418
Liabilities in excess of other assets — (0.8)% (2,481,106)
NET ASSETS — 100.0% $ 318,145,312
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $3,004,084, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,359,315 and by $713,566 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.38%, and maturity dates ranging
from 12/15/2022 – 2/15/2049, a total value of $3,072,881.
(c) Represents 7-day effective yield as of October 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $2,359,315.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Conservative Fund - October 31, 2022 - Statement of Investments - 31
Investment Companies 75 .4%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 527,664 4,242,421
Nationwide Amundi Strategic
Income Fund, Class R6(a) 651,200 6,310,132
Total Alternative Assets
(cost $11,047,136) 10,552,553
Equity Funds 18.4%
Nationwide International Index
Fund, Class R6(a) 1,684,030 11,535,605
Nationwide International Small
Cap Fund, Class R6(a) 152,132 1,209,446
Nationwide Mid Cap Market
Index Fund, Class R6(a) 496,339 8,040,692
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,889,643 42,358,213
Nationwide U.S. 130/30 Equity
Portfolio, Class R6*(a) 1,450,182 14,356,800
Total Equity Funds
(cost $65,347,264) 77,500,756
Fixed Income Funds 54.5%
Nationwide Bond Portfolio, Class
R6(a) 17,548,796 144,953,057
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,367,169 21,304,519
Nationwide Loomis Core Bond
Fund, Class R6(a) 918,770 8,388,371
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 5,747,614 54,774,763
Total Fixed Income Funds
(cost $259,711,862) 229,420,710
Total Investment Companies
(cost $336,106,262) 317,474,019
Exchange Traded Funds 11 .7%
Equity Funds 1.9%
iShares Core MSCI Emerging
Markets ETF 158,824 6,726,196
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 11,727 1,148,308
Total Equity Funds
(cost $9,175,500) 7,874,504
Fixed Income Funds 9.8%
iShares 20+ Year Treasury Bond
ETF 168,936 16,236,439
iShares 7-10 Year Treasury
Bond ETF 133,481 12,601,941
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 12,564 1,273,362
iShares U.S. Treasury Bond ETF 505,167 11,325,844
Total Fixed Income Funds
(cost $52,375,761) 41,437,586
Total Exchange Traded Funds
(cost $61,551,261) 49,312,090
Short-Term Investment 12 .9%
Money Market Fund 12 .9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 2.91%
(c) 54,457,285 54,457,285
Total Short-Term Investment
(cost $54,457,285)
54,457,285
Total Investments
(cost $452,114,808) — 100.0% 421,243,394
Liabilities in excess of other assets — 0.0%
†
(194,983)
NET ASSETS — 100.0% $ 421,048,411
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $1,273,260, which was collateralized
by $1,306,863 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% - 4.38%, and
maturity dates ranging from 12/15/2022 - 2/15/2049.
(c) Represents 7-day effective yield as of October 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - October 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 737,223,702
Investment securities of unaffiliated issuers, at value
*
77,502,747
Repurchase agreements, at value 850,000
Cash 255,062
Interest and dividends receivable 383
Security lending income receivable 337
Receivable for investments sold 1,113,309
Receivable for capital shares issued 106,032
Receivable for payment by affiliate 352,223
Prepaid expenses 40,598
Total Assets 817,444,393
Liabilities:
Payable for investments purchased 255,111
Payable for capital shares redeemed 1,213,335
Payable upon return of securities loaned (Note 2) 850,000
Accrued expenses and other payables:
Investment advisory fees 86,955
Fund administration fees 45,999
Distribution fees 132,365
Administrative servicing fees 166,847
Accounting and transfer agent fees 4,871
Trustee fees 2,361
Custodian fees 22,206
Compliance program costs (Note 3) 76
Professional fees 14,975
Printing fees 30,887
Other 17,281
Total Liabilities 2,843,269
Net Assets $ 814,601,124
* Includes value of securities on loan (Note 2) 832,320
Cost of investment securities of affiliated issuers 710,880,234
Cost of investment securities of unaffiliated issuers 94,556,710
Cost of repurchase agreements 850,000
Represented by:
Capital $ 808,406,189
Total distributable earnings (loss) 6,194,935
Net Assets $ 814,601,124

Investor Destinations Funds - October 31, 2022 - Statements of Assets and Liabilities - 33
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 1,095,911,815 $ 762,170,785 $ 256,953,033 $ 317,474,019
108,615,481 141,315,176 61,314,070 103,769,375
— — 2,359,315 —
— — — —
525 71,326 43,373 82,108
15 1,606 821 912
2,211,664 450,952 328,329 750,651
107,025 15,319 17,256 120,127
416,029 237,709 82,930 95,348
39,837 38,845 35,459 35,281
1,207,302,391 904,301,718 321,134,586 422,327,821
— — — —
2,310,269 464,770 340,981 851,996
— — 2,359,315 —
129,077 97,825 34,744 46,751
52,419 47,586 38,017 39,800
189,752 150,579 59,343 98,448
228,421 201,151 86,129 147,175
8,199 7,520 4,149 6,744
3,475 2,659 937 1,255
35,055 26,646 7,832 10,727
94 69 18 16
18,197 15,703 10,685 11,756
44,757 42,566 34,586 54,176
26,352 25,131 12,538 10,566
3,046,067 1,082,205 2,989,274 1,279,410
$ 1,204,256,324 $ 903,219,513 $ 318,145,312 $ 421,048,411
— 1,314,712 3,004,084 1,273,260
1,084,011,004 761,673,571 262,939,554 336,106,262
131,955,342 161,573,977 68,206,419 116,008,546
— — 2,359,315 —
$ 1,210,907,323 $ 920,743,676 $ 333,373,060 $ 458,378,127
(6,650,999) (17,524,163) (15,227,748) (37,329,716)
$ 1,204,256,324 $ 903,219,513 $ 318,145,312 $ 421,048,411

34 - Statements of Assets and Liabilities - October 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 76,405,139
Class C Shares 8,487,004
Class R Shares 38,002,195
Class R6 Shares 229,142,610
Institutional Service Class Shares 3,587,706
Service Class Shares 458,976,470
Total $ 814,601,124
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 9,159,820
Class C Shares 1,084,886
Class R Shares 4,729,902
Class R6 Shares 26,887,921
Institutional Service Class Shares 428,989
Service Class Shares 54,859,688
Total 97,151,206
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .34 (a)
Class C Shares $ 7 .82 (b)
Class R Shares $ 8 .03
Class R6 Shares $ 8 .52
Institutional Service Class Shares $ 8 .36
Service Class Shares $ 8 .37
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .85
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - October 31, 2022 - Statements of Assets and Liabilities - 35
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 146,718,733 $ 130,850,003 $ 61,695,686 $ 76,270,850
13,799,592 22,018,248 19,079,768 64,693,699
78,673,912 54,461,694 17,878,276 17,088,021
384,753,255 293,628,429 107,251,973 78,086,349
20,822,176 7,113,100 4,048,039 94,028,257
559,488,656 395,148,039 108,191,570 90,881,235
$ 1,204,256,324 $ 903,219,513 $ 318,145,312 $ 421,048,411
17,141,067 15,308,756 6,849,243 8,299,827
1,706,833 2,667,841 2,137,033 7,082,711
9,617,873 6,631,217 1,978,538 1,864,017
45,019,134 34,607,670 11,734,759 8,447,208
2,443,157 839,483 445,430 10,199,081
65,626,755 46,530,651 11,907,337 9,852,458
141,554,819 106,585,618 35,052,340 45,745,302
$ 8 .56 (a) $ 8 .55 (a) $ 9 .01 (a) $ 9 .19 (a)
$ 8 .08 (b) $ 8 .25 (b) $ 8 .93 (b) $ 9 .13 (b)
$ 8 .18 $ 8 .21 $ 9 .04 $ 9 .17
$ 8 .55 $ 8 .48 $ 9 .14 $ 9 .24
$ 8 .52 $ 8 .47 $ 9 .09 $ 9 .22
$ 8 .53 $ 8 .49 $ 9 .09 $ 9 .22
$ 9 .08 $ 9 .07 $ 9 .56 $ 9 .75
5 .75% 5 .75% 5 .75% 5 .75%

36 - Statements of Operations - For the Year Ended October 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 38,275,272
Dividend income from unaffiliated issuers 2,844,468
Interest income (unaffiliated) 958
Income from securities lending (Note 2) 942
Interest income from affiliated issuers —
Total Income 41,121,640
EXPENSES:
Investment advisory fees 1,225,734
Fund administration fees 250,472
Distribution fees Class A 214,344
Distribution fees Class C 98,905
Distribution fees Class R 221,023
Distribution fees Service Class 1,331,082
Administrative servicing fees Class A 77,165
Administrative servicing fees Class C 4,822
Administrative servicing fees Class R 70,106
Administrative servicing fees Institutional Service Class 5,863
Administrative servicing fees Service Class 798,653
Registration and filing fees 78,787
Professional fees 39,750
Printing fees 24,605
Trustee fees 30,105
Custodian fees 44,150
Accounting and transfer agent fees 30,236
Compliance program costs (Note 3) 3,498
Other 23,228
Total Expenses 4,572,528
NET INVESTMENT INCOME 36,549,112
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 34,110,489
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (2,564,928)
Transactions in investment securities of unaffiliated issuers (1,033,286)
Net realized gains (losses) 30,512,275
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (244,823,539)
Investment securities of unaffiliated issuers (29,316,687)
Net change in unrealized appreciation/depreciation (274,140,226)
Net increase from payment by affiliate (Note 3) 352,223
Net realized/unrealized gains (losses) (243,275,728)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (206,726,616)

Investor Destinations Funds - For the Year Ended October 31, 2022 - Statements of Operations - 37
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 55,445,650 $ 37,449,411 $ 10,975,363 $ 12,250,990
3,931,369 2,654,466 842,203 1,206,975
2,082 1,467 683 478
1,496 21,737 11,634 25,592
— 1,353,643 793,154 1,556,739
59,380,597 41,480,724 12,623,037 15,040,774
1,801,285 1,382,669 488,052 680,325
346,105 276,414 127,790 159,682
416,521 375,448 170,442 212,275
172,526 279,348 253,279 861,529
453,686 317,935 104,680 105,283
1,624,850 1,163,141 316,040 259,954
149,951 135,164 27,271 42,456
6,901 12,016 15,196 59,196
143,889 95,381 31,735 33,546
9,679 5,930 3,884 136,460
974,915 697,888 200,453 155,973
80,694 81,756 77,787 82,266
53,204 43,477 22,676 27,005
38,686 32,947 20,525 30,539
44,052 33,735 11,896 16,297
62,851 47,106 13,782 26,705
49,129 44,051 23,449 35,570
5,137 3,956 1,395 1,928
32,449 27,025 12,835 15,489
6,466,510 5,055,387 1,923,167 2,942,478
52,914,087 36,425,337 10,699,870 12,098,296
42,540,173 24,575,725 6,667,575 6,109,942
(3,502,631) (660,648) (431,373) (2,225,580)
(638,016) (1,103,729) (403,992) (1,012,549)
38,399,526 22,811,348 5,832,210 2,871,813
(345,480,470) (230,588,987) (69,861,101) (77,841,937)
(41,056,225) (29,161,411) (9,657,754) (15,503,081)
(386,536,695) (259,750,398) (79,518,855) (93,345,018)
416,029 237,709 82,930 95,348
(347,721,140) (236,701,341) (73,603,715) (90,377,857)
$ (294,807,053) $ (200,276,004) $ (62,903,845) $ (78,279,561)

The accompanying notes are an integral part of these financial instruments
38 - Statements of Changes in Net Assets - October 31, 2022 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 36,549,112 $ 25,940,556
Net realized gains 30,512,275 32,238,906
Net change in unrealized appreciation/depreciation (274,140,226) 264,435,384
Net increase from payment by affiliated issuers (Note 3) 352,223 —
Change in net assets resulting from operations (206,726,616) 322,614,846
Distributions to Shareholders From:
Distributable earnings:
Class A (6,436,585) (2,282,559)
Class C (763,715) (389,523)
Class R (3,350,067) (1,315,689)
Class R6 (20,599,447) (8,043,941)
Institutional Service Class (346,915) (131,849)
Service Class (39,515,159) (15,332,320)
Change in net assets from shareholder distributions (71,011,888) (27,495,881)
Change in net assets from capital transactions (14,893,785) (85,113,453)
Change in net assets (292,632,289) 210,005,512
Net Assets:
Beginning of year 1,107,233,413 897,227,901
End of year $ 814,601,124 $ 1,107,233,413

Investor Destinations Funds - October 31, 2022 - Statements of Changes in Net Assets - 39
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 52,914,087 $ 40,956,076 $ 36,425,337 $ 30,231,195
38,399,526 45,896,512 22,811,348 33,633,472
(386,536,695) 334,520,933 (259,750,398) 196,250,035
416,029 — 237,709 —
(294,807,053) 421,373,521 (200,276,004) 260,114,702
(10,876,934) (4,768,995) (9,039,822) (4,068,642)
(1,177,796) (703,727) (1,664,743) (953,973)
(6,004,967) (2,767,798) (3,930,795) (1,800,260)
(30,511,020) (14,847,768) (22,192,721) (12,392,208)
(1,325,430) (632,864) (516,538) (296,992)
(42,240,325) (20,031,400) (27,864,353) (13,482,031)
(92,136,472) (43,752,552) (65,208,972) (32,994,106)
(29,281,802) (145,846,652) (65,443,854) (137,995,785)
(416,225,327) 231,774,317 (330,928,830) 89,124,811
1,620,481,651 1,388,707,334 1,234,148,343 1,145,023,532
$ 1,204,256,324 $ 1,620,481,651 $ 903,219,513 $ 1,234,148,343

The accompanying notes are an integral part of these financial instruments
40 - Statements of Changes in Net Assets - October 31, 2022 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 10,057,163 $ 7,772,060
Proceeds from shares issued from class conversion (Note 1) 277,059 488,836
Dividends reinvested 5,445,550 1,927,324
Cost of shares redeemed (12,728,619) (11,632,611)
Total Class A Shares 3,051,153 (1,444,391)
Class C Shares
Proceeds from shares issued 1,043,706 1,102,811
Dividends reinvested 687,785 347,120
Cost of shares redeemed in class conversion (Note 1) (277,059) (488,836)
Cost of shares redeemed (3,270,591) (5,086,328)
Total Class C Shares (1,816,159) (4,125,233)
Class R Shares
Proceeds from shares issued 4,099,187 5,842,253
Dividends reinvested 3,329,397 1,305,067
Cost of shares redeemed (8,898,033) (13,222,220)
Total Class R Shares (1,469,449) (6,074,900)
Class R6 Shares
Proceeds from shares issued 21,176,579 91,868,591
Dividends reinvested 20,136,815 7,879,733
Cost of shares redeemed (46,740,095) (101,660,812)
Total Class R6 Shares (5,426,701) (1,912,488)
Institutional Service Class Shares
Proceeds from shares issued 695,065 1,038,455
Dividends reinvested 220,874 73,773
Cost of shares redeemed (1,750,070) (800,365)
Total Institutional Service Class Shares (834,131) 311,863
Service Class Shares
Proceeds from shares issued 39,361,907 31,762,957
Dividends reinvested 39,515,159 15,332,320
Cost of shares redeemed (87,275,564) (118,963,581)
Total Service Class Shares (8,398,498) (71,868,304)
Change in net assets from capital transactions $ (14,893,785) $ (85,113,453)

Investor Destinations Funds - October 31, 2022 - Statements of Changes in Net Assets - 41
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 12,842,485 $ 12,044,720 $ 13,972,809 $ 13,192,196
503,567 1,072,786 690,483 1,801,299
9,177,534 3,984,166 7,546,332 3,339,778
(20,469,577) (20,504,218) (24,642,910) (19,462,739)
2,054,009 (3,402,546) (2,433,286) (1,129,466)
1,126,064 1,634,694 2,005,720 3,665,948
1,126,112 661,872 1,582,728 904,775
(503,567) (1,072,786) (690,483) (1,801,299)
(6,170,825) (8,441,372) (9,431,126) (13,611,158)
(4,422,216) (7,217,592) (6,533,161) (10,841,734)
7,066,784 5,977,111 5,541,200 4,440,847
5,990,142 2,759,596 3,930,148 1,797,335
(15,904,685) (20,747,508) (14,073,660) (17,785,710)
(2,847,759) (12,010,801) (4,602,312) (11,547,528)
28,081,398 95,629,337 22,313,033 86,365,408
30,240,199 14,669,341 21,963,501 12,062,784
(66,319,730) (142,833,850) (71,685,128) (149,521,069)
(7,998,133) (32,535,172) (27,408,594) (51,092,877)
5,222,284 1,121,156 5,902,355 1,137,146
862,069 419,949 299,829 154,817
(2,903,102) (2,551,390) (6,344,809) (3,771,525)
3,181,251 (1,010,285) (142,625) (2,479,562)
42,102,550 32,937,555 31,188,143 28,652,168
42,240,325 20,031,400 27,864,353 13,482,031
(103,591,829) (142,639,211) (83,376,372) (103,038,817)
(19,248,954) (89,670,256) (24,323,876) (60,904,618)
$ (29,281,802) $ (145,846,652) $ (65,443,854) $ (137,995,785)

The accompanying notes are an integral part of these financial instruments
42 - Statements of Changes in Net Assets - October 31, 2022 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 1,079,956 755,394
Issued in class conversion (Note 1) 27,408 47,919
Reinvested 526,108 203,950
Redeemed (1,333,034) (1,141,868)
Total Class A Shares 300,438 (134,605)
Class C Shares
Issued 118,980 112,433
Reinvested 70,182 38,655
Redeemed in class conversion (Note 1) (29,129) (50,637)
Redeemed (342,847) (523,017)
Total Class C Shares (182,814) (422,566)
Class R Shares
Issued 457,151 594,773
Reinvested 331,925 142,630
Redeemed (972,470) (1,324,701)
Total Class R Shares (183,394) (587,298)
Class R6 Shares
Issued 2,253,302 9,105,643
Reinvested 1,916,543 810,294
Redeemed (4,880,699) (9,935,480)
Total Class R6 Shares (710,854) (19,543)
Institutional Service Class Shares
Issued 71,667 99,723
Reinvested 21,371 7,754
Redeemed (182,285) (76,351)
Total Institutional Service Class Shares (89,247) 31,126
Service Class Shares
Issued 4,227,249 3,067,109
Reinvested 3,802,348 1,617,333
Redeemed (9,285,968) (11,668,895)
Total Service Class Shares (1,256,371) (6,984,453)
Total change in shares (2,122,242) (8,117,339)

Investor Destinations Funds - October 31, 2022 - Statements of Changes in Net Assets - 43
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
1,309,967 1,153,236 1,447,335 1,275,987
50,581 101,974 70,675 171,138
869,709 406,289 733,515 338,269
(2,113,307) (1,952,798) (2,598,459) (1,883,210)
116,950 (291,299) (346,934) (97,816)
123,505 164,690 214,380 364,694
111,828 71,016 157,513 94,940
(53,428) (107,265) (73,118) (176,644)
(653,372) (844,887) (1,009,050) (1,355,403)
(471,467) (716,446) (710,275) (1,072,413)
784,234 589,046 597,067 444,831
590,227 294,170 395,215 189,787
(1,716,097) (2,089,051) (1,521,117) (1,804,434)
(341,636) (1,205,835) (528,835) (1,169,816)
2,942,882 9,406,706 2,401,936 8,585,201
2,889,177 1,489,636 2,161,961 1,224,908
(6,832,919) (13,888,208) (7,573,092) (14,608,918)
(1,000,860) (2,991,866) (3,009,195) (4,798,809)
623,221 108,496 684,616 112,290
82,459 42,783 29,691 15,751
(302,074) (245,654) (742,531) (371,040)
403,606 (94,375) (28,224) (242,999)
4,504,029 3,148,857 3,320,850 2,796,424
4,012,775 2,052,966 2,721,529 1,375,944
(10,958,290) (13,712,429) (9,001,730) (10,078,332)
(2,441,486) (8,510,606) (2,959,351) (5,905,964)
(3,734,893) (13,810,427) (7,582,814) (13,287,817)

The accompanying notes are an integral part of these financial instruments
44 - Statements of Changes in Net Assets - October 31, 2022 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 10,699,870 $ 8,984,088
Net realized gains 5,832,210 6,169,725
Net change in unrealized appreciation/depreciation (79,518,855) 46,947,375
Net increase from payment by affiliated issuers (Note 3) 82,930 —
Change in net assets resulting from operations (62,903,845) 62,101,188
Distributions to Shareholders From:
Distributable earnings:
Class A (2,385,085) (1,584,271)
Class C (801,178) (629,923)
Class R (689,937) (506,889)
Class R6 (5,014,778) (3,823,793)
Institutional Service Class (207,857) (146,659)
Service Class (4,342,200) (3,142,321)
Change in net assets from shareholder distributions (13,441,035) (9,833,856)
Change in net assets from capital transactions (36,424,352) (24,276,215)
Change in net assets (112,769,232) 27,991,117
Net Assets:
Beginning of year 430,914,544 402,923,427
End of year $ 318,145,312 $ 430,914,544

Investor Destinations Funds - October 31, 2022 - Statements of Changes in Net Assets - 45
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 12,098,296 $ 11,190,441
2,871,813 7,082,035
(93,345,018) 31,900,421
95,348 —
(78,279,561) 50,172,897
(2,791,690) (1,726,624)
(2,347,938) (1,387,657)
(650,906) (466,185)
(3,317,165) (2,370,848)
(5,265,411) (3,912,377)
(3,316,758) (2,243,862)
(17,689,868) (12,107,553)
(90,062,486) (62,162,117)
(186,031,915) (24,096,773)
607,080,326 631,177,099
$ 421,048,411 $ 607,080,326

The accompanying notes are an integral part of these financial instruments
46 - Statements of Changes in Net Assets - October 31, 2022 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 8,675,064 $ 7,681,763
Proceeds from shares issued from class conversion (Note 1) 755,129 1,143,633
Dividends reinvested 2,045,728 1,338,547
Cost of shares redeemed (9,179,701) (9,039,042)
Total Class A Shares 2,296,220 1,124,901
Class C Shares
Proceeds from shares issued 1,501,268 3,311,717
Dividends reinvested 775,596 597,338
Cost of shares redeemed in class conversion (Note 1) (755,129) (1,143,633)
Cost of shares redeemed (9,677,586) (8,936,472)
Total Class C Shares (8,155,851) (6,171,050)
Class R Shares
Proceeds from shares issued 2,881,120 2,765,421
Dividends reinvested 689,904 506,847
Cost of shares redeemed (6,122,804) (9,647,339)
Total Class R Shares (2,551,780) (6,375,071)
Class R6 Shares
Proceeds from shares issued 9,617,065 29,610,288
Dividends reinvested 4,959,997 3,718,833
Cost of shares redeemed (32,761,391) (36,175,972)
Total Class R6 Shares (18,184,329) (2,846,851)
Institutional Service Class Shares
Proceeds from shares issued 5,311,924 1,071,022
Dividends reinvested 133,495 87,784
Cost of shares redeemed (5,893,253) (1,631,881)
Total Institutional Service Class Shares (447,834) (473,075)
Service Class Shares
Proceeds from shares issued 11,986,147 19,123,156
Dividends reinvested 4,342,200 3,142,321
Cost of shares redeemed (25,709,125) (31,800,546)
Total Service Class Shares (9,380,778) (9,535,069)
Change in net assets from capital transactions $ (36,424,352) $ (24,276,215)

Investor Destinations Funds - October 31, 2022 - Statements of Changes in Net Assets - 47
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 15,336,590 $ 16,127,184
1,183,798 1,022,093
2,509,001 1,537,298
(17,084,423) (22,445,667)
1,944,966 (3,759,092)
3,802,143 11,904,941
2,264,272 1,335,148
(1,183,798) (1,022,093)
(29,835,828) (25,716,325)
(24,953,211) (13,498,329)
2,447,296 5,129,842
646,087 463,216
(7,733,326) (9,669,107)
(4,639,943) (4,076,049)
13,389,838 27,790,075
3,257,384 2,307,781
(26,151,224) (35,142,488)
(9,504,002) (5,044,632)
24,718,203 45,515,134
4,442,389 3,376,420
(79,013,365) (67,627,427)
(49,852,773) (18,735,873)
21,024,194 25,577,057
3,284,194 2,230,847
(27,365,911) (44,856,046)
(3,057,523) (17,048,142)
$ (90,062,486) $ (62,162,117)

The accompanying notes are an integral part of these financial instruments
48 - Statements of Changes in Net Assets - October 31, 2022 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 857,689 724,593
Issued in class conversion (Note 1) 74,474 106,267
Reinvested 194,384 128,947
Redeemed (927,295) (852,923)
Total Class A Shares 199,252 106,884
Class C Shares
Issued 152,762 314,194
Reinvested 72,864 58,448
Redeemed in class conversion (Note 1) (75,152) (107,061)
Redeemed (986,912) (844,509)
Total Class C Shares (836,438) (578,928)
Class R Shares
Issued 286,511 258,902
Reinvested 64,771 48,957
Redeemed (607,128) (915,710)
Total Class R Shares (255,846) (607,851)
Class R6 Shares
Issued 959,965 2,764,221
Reinvested 466,233 352,503
Redeemed (3,254,225) (3,370,240)
Total Class R6 Shares (1,828,027) (253,516)
Institutional Service Class Shares
Issued 552,235 99,628
Reinvested 12,751 8,376
Redeemed (631,965) (150,861)
Total Institutional Service Class Shares (66,979) (42,857)
Service Class Shares
Issued 1,193,815 1,789,417
Reinvested 407,664 300,913
Redeemed (2,600,341) (2,954,459)
Total Service Class Shares (998,862) (864,129)
Total change in shares (3,786,900) (2,240,397)

Investor Destinations Funds - October 31, 2022 - Statements of Changes in Net Assets - 49
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
1,504,152 1,485,647
117,267 93,752
238,425 142,843
(1,713,364) (2,070,309)
146,480 (348,067)
360,544 1,103,221
212,648 125,343
(118,004) (94,271)
(2,997,101) (2,386,139)
(2,541,913) (1,251,846)
245,471 474,671
61,053 43,216
(766,262) (896,052)
(459,738) (378,165)
1,322,145 2,557,307
308,717 213,020
(2,573,508) (3,236,113)
(942,646) (465,786)
2,327,360 4,185,593
419,628 312,704
(7,851,241) (6,211,442)
(5,104,253) (1,713,145)
2,051,181 2,354,133
310,258 206,650
(2,718,407) (4,120,408)
(356,968) (1,559,625)
(9,259,038) (5,716,634)

50 - Statements of Cash Flows - For the Year Ended October 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ (78,279,561)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (162,441,627)
Proceeds from disposition of investment securities of affiliated issuers 335,630,731
Purchase of investment securities of unaffiliated issuers (18,880,573)
Proceeds from disposition of investment securities of unaffiliated issuers 9,646,110
Purchase of short-term investments, net (9,258,391)
Reinvestment of dividend income from affiliated issuers (12,250,990)
Reinvestment of interest income from affiliated issuers (1,556,739)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 77,841,937
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 15,503,081
Reinvestment of net realized gains distributions from affiliated issuers (6,109,942)
Net realized (gain) loss from transactions in investment securities of affiliated issuers 2,225,580
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers 1,012,549
(Increase) decrease from payment by affiliate (95,348)
(Increase) decrease in receivable for investments sold (744,465)
(Increase) decrease in securities lending income receivable 3,944
(Increase) decrease in interest and dividends receivable (82,108)
(Increase) decrease in prepaid expenses 431
Increase (decrease) in payable for investments purchased (85,230)
Increase (decrease) in collateral for securities lending payable (45,198,894)
Increase (decrease) in investment advisory fees payable (20,080)
Increase (decrease) in fund administration fees payable 18,308
Increase (decrease) in distribution fees payable (44,918)
Increase (decrease) in administrative servicing fees payable 2,049
Increase (decrease) in accounting and transfer agent fees payable (940)
Increase (decrease) in trustee fees payable (901)
Increase (decrease) in custodian fees payable 10,694
Increase (decrease) in compliance program costs payable (138)
Increase (decrease) in professional fees payable (7,639)
Increase (decrease) in printing fees payable 8,270
Increase (decrease) in other payables (1,735)
Net cash provided by (used by) operating activities 106,843,465
Cash flows provided by (used in) financing activities
Proceeds from shares issued 81,087,925
Cost of shares redeemed (186,616,583)
Increase (decrease) in cash overdraft (28,266)
Cash distributions paid to shareholders (1,286,541)
Net cash provided by (used by) financing activities (106,843,465)
Net increase (decrease) in cash –
Cash:
Beginning of period –
End of period $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $16,403,327
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $19,917,671

52 - Financial Highlights - October 31, 2022 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.10 $ 0.36 $ (2.39) $ (2.03) $ (0.43) $ (0.30) $ — $ (0.73) $ 8.34 (19.58)% $ 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
10/31/2020 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) 8.32 1.70% 74,817 0.53% 5.82% 0.53% 16.63%
10/31/2019 9.69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) 9.46 11.65% 75,166 0.53% 1.74% 0.53% 57.66%(g)
10/31/2018 11.30 0.17 (0.27) (0.10) (0.26) (1.25) — (1.51) 9.69 (1.43)% 65,700 0.54% 1.59% 0.54% 24.35%
Class C Shares
10/31/2022 10.48 0.28 (2.26) (1.98) (0.38) (0.30) — (0.68) 7.82 (20.19)% 8,487 1.24% 3.22% 1.24% 34.31%
10/31/2021 7.91 0.17 2.64 2.81 (0.24) — — (0.24) 10.48 36.03% 13,283 1.24% 1.80% 1.24% 14.17%
10/31/2020 9.04 0.40 (0.26) 0.14 (0.50) (0.72) (0.05) (1.27) 7.91 1.01% 13,364 1.28% 4.93% 1.28% 16.63%
10/31/2019 9.33 0.10 0.70 0.80 (0.16) (0.93) — (1.09) 9.04 10.71% 21,288 1.28% 1.12% 1.28% 57.66%(g)
10/31/2018 10.94 0.09 (0.25) (0.16) (0.20) (1.25) — (1.45) 9.33 (2.10)% 34,450 1.28% 0.89% 1.28% 24.35%
Class R Shares
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) — (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
10/31/2020 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) 8.06 1.42% 44,326 0.85% 5.48% 0.85% 16.63%
10/31/2019 9.46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) 9.20 11.27% 53,276 0.85% 1.50% 0.85% 57.66%(g)
10/31/2018 11.07 0.14 (0.27) (0.13) (0.23) (1.25) — (1.48) 9.46 (1.75)% 61,474 0.84% 1.33% 0.84% 24.35%
Class R6 Shares
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) — (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
10/31/2020 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) 8.48 2.12% 234,120 0.19% 5.86% 0.19% 16.63%
10/31/2019 9.83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) 9.61 11.98% 213,224 0.19% 2.06% 0.19% 57.66%(g)
10/31/2018 11.44 0.20 (0.26) (0.06) (0.30) (1.25) — (1.55) 9.83 (1.06)% 193,020 0.19% 1.90% 0.19% 24.35%
Institutional Service Class Shares
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) — (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
10/31/2020 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) 8.33 1.90% 4,059 0.30% 6.04% 0.30% 16.63%
10/31/2019 9.70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) 9.47 11.93% 6,971 0.29% 2.01% 0.29% 57.66%(g)
10/31/2018 11.31 0.20 (0.27) (0.07) (0.29) (1.25) — (1.54) 9.70 (1.19)% 6,597 0.29% 1.89% 0.29% 24.35%
Service Class Shares
10/31/2022 11.13 0.35 (2.39) (2.04)(h) (0.42) (0.30) — (0.72) 8.37 (19.58)%(h) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
10/31/2020 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) 8.34 1.63% 526,542 0.59% 5.85% 0.59% 16.63%
10/31/2019 9.71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) 9.48 11.55% 611,178 0.59% 1.69% 0.59% 57.66%(g)
10/31/2018 11.32 0.16 (0.27) (0.11) (0.25) (1.25) — (1.50) 9.71 (1.50)% 611,561 0.60% 1.55% 0.60% 24.35%

Investor Destination Funds - October 31, 2022 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

54 - Financial Highlights - October 31, 2022 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.22 $ 0.36 $ (2.38) $ (2.02) $ (0.41) $ (0.23) $ — $ (0.64) $ 8.56 (19.07)% $ 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
10/31/2020 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) 8.78 2.84% 152,026 0.53% 5.72% 0.53% 20.97%
10/31/2019 10.08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) 9.79 11.40% 147,843 0.53% 1.97% 0.53% 55.29%(g)
10/31/2018 11.41 0.19 (0.23) (0.04) (0.26) (1.03) — (1.29) 10.08 (0.72)% 137,275 0.53% 1.73% 0.53% 21.75%
Class C Shares
10/31/2022 10.66 0.30 (2.28) (1.98) (0.37) (0.23) — (0.60) 8.08 (19.71)% 13,800 1.22% 3.26% 1.22% 37.04%
10/31/2021 8.39 0.19 2.33 2.52 (0.25) — — (0.25) 10.66 30.47% 23,213 1.23% 1.94% 1.23% 16.49%
10/31/2020 9.43 0.43 (0.19) 0.24 (0.52) (0.69) (0.07) (1.28) 8.39 2.17% 24,282 1.25% 4.99% 1.25% 20.97%
10/31/2019 9.76 0.12 0.71 0.83 (0.17) (0.99) — (1.16) 9.43 10.62% 35,743 1.25% 1.36% 1.25% 55.29%(g)
10/31/2018 11.11 0.11 (0.23) (0.12) (0.20) (1.03) — (1.23) 9.76 (1.55)% 54,463 1.25% 1.04% 1.25% 21.75%
Class R Shares
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) — (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
10/31/2020 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) 8.44 2.61% 94,195 0.85% 5.36% 0.85% 20.97%
10/31/2019 9.78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) 9.46 11.07% 112,622 0.84% 1.72% 0.84% 55.29%(g)
10/31/2018 11.12 0.15 (0.23) (0.08) (0.23) (1.03) — (1.26) 9.78 (1.14)% 128,988 0.84% 1.46% 0.84% 21.75%
Class R6 Shares
10/31/2022 11.21 0.39 (2.37) (1.98)(h) (0.45) (0.23) — (0.68) 8.55 (18.80)%(h) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
10/31/2020 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) 8.76 3.20% 429,532 0.19% 5.83% 0.19% 20.97%
10/31/2019 10.06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) 9.77 11.81% 428,123 0.18% 2.30% 0.18% 55.29%(g)
10/31/2018 11.40 0.22 (0.23) (0.01) (0.30) (1.03) — (1.33) 10.06 (0.46)% 373,903 0.18% 2.04% 0.18% 21.75%
Institutional Service Class Shares
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) — (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
10/31/2020 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) 8.74 3.12% 18,652 0.26% 6.16% 0.26% 20.97%
10/31/2019 10.04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) 9.75 11.73% 20,760 0.28% 2.22% 0.28% 55.29%(g)
10/31/2018 11.38 0.21 (0.23) (0.02) (0.29) (1.03) — (1.32) 10.04 (0.56)% 20,267 0.28% 1.99% 0.28% 21.75%
Service Class Shares
10/31/2022 11.18 0.35 (2.36) (2.01)(h) (0.41) (0.23) — (0.64) 8.53 (19.10)%(h) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
10/31/2020 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) 8.75 2.78% 670,020 0.59% 5.69% 0.59% 20.97%
10/31/2019 10.05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) 9.76 11.37% 798,173 0.58% 1.93% 0.58% 55.29%(g)
10/31/2018 11.39 0.18 (0.23) (0.05) (0.26) (1.03) — (1.29) 10.05 (0.87)% 811,010 0.58% 1.71% 0.58% 21.75%

Investor Destination Funds - October 31, 2022 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

56 - Financial Highlights - October 31, 2022 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 10.90 $ 0.32 $ (2.10) $ (1.78) $ (0.35) $ (0.22) $ — $ (0.57) $ 8.55 (17.14)% $ 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
10/31/2020 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) 9.06 3.46% 142,689 0.53% 5.04% 0.53% 28.45%
10/31/2019 9.79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) 9.64 10.37% 137,179 0.53% 2.03% 0.53% 49.80%(g)
10/31/2018 10.64 0.19 (0.21) (0.02) (0.23) (0.60) — (0.83) 9.79 (0.37)% 132,813 0.54% 1.82% 0.54% 21.55%
Class C Shares
10/31/2022 10.56 0.26 (2.05) (1.79) (0.30) (0.22) — (0.52) 8.25 (17.78)% 22,018 1.23% 2.83% 1.23% 34.56%
10/31/2021 8.81 0.17 1.80 1.97 (0.22) — — (0.22) 10.56 22.64% 35,674 1.25% 1.73% 1.25% 20.10%
10/31/2020 9.41 0.38 (0.12) 0.26 (0.44) (0.37) (0.05) (0.86) 8.81 2.68% 39,214 1.27% 4.26% 1.27% 28.45%
10/31/2019 9.59 0.13 0.64 0.77 (0.15) (0.80) — (0.95) 9.41 9.46% 50,158 1.25% 1.39% 1.25% 49.80%(g)
10/31/2018 10.43 0.11 (0.19) (0.08) (0.16) (0.60) — (0.76) 9.59 (1.00)% 74,319 1.26% 1.11% 1.26% 21.55%
Class R Shares
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) — (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
10/31/2020 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) 8.74 3.15% 72,805 0.84% 4.75% 0.84% 28.45%
10/31/2019 9.52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) 9.33 9.90% 89,053 0.84% 1.77% 0.84% 49.80%(g)
10/31/2018 10.36 0.15 (0.19) (0.04) (0.20) (0.60) — (0.80) 9.52 (0.58)% 101,171 0.83% 1.54% 0.83% 21.55%
Class R6 Shares
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) — (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
10/31/2020 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) 9.00 3.85% 381,614 0.19% 5.20% 0.19% 28.45%
10/31/2019 9.74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) 9.58 10.71% 369,916 0.19% 2.35% 0.19% 49.80%(g)
10/31/2018 10.59 0.22 (0.20) 0.02 (0.27) (0.60) — (0.87) 9.74 (0.01)% 317,770 0.18% 2.16% 0.18% 21.55%
Institutional Service Class Shares
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) — (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
10/31/2020 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) 8.99 3.74% 9,980 0.29% 5.25% 0.29% 28.45%
10/31/2019 9.73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) 9.57 10.60% 13,521 0.29% 2.39% 0.29% 49.80%(g)
10/31/2018 10.58 0.21 (0.20) 0.01 (0.26) (0.60) — (0.86) 9.73 (0.11)% 17,863 0.28% 2.04% 0.28% 21.55%
Service Class Shares
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) — (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
10/31/2020 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) 9.00 3.40% 498,721 0.59% 5.01% 0.59% 28.45%
10/31/2019 9.74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) 9.58 10.26% 595,109 0.59% 1.98% 0.59% 49.80%(g)
10/31/2018 10.59 0.18 (0.20) (0.02) (0.23) (0.60) — (0.83) 9.74 (0.42)% 605,801 0.58% 1.78% 0.58% 21.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

58 - Financial Highlights - October 31, 2022 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.01 $ 0.27 $ (1.92) $ (1.65) $ (0.31) $ (0.04) $ — $ (0.35) $ 9.01 (15.39)% $ 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
10/31/2020 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) 9.74 4.20% 63,725 0.53% 3.96% 0.53% 29.33%
10/31/2019 9.90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) 9.99 9.11% 60,256 0.55% 2.10% 0.55% 42.30%(g)
10/31/2018 10.51 0.20 (0.21) (0.01) (0.22) (0.38) — (0.60) 9.90 (0.22)% 59,304 0.55% 1.93% 0.55% 22.97%
Class C Shares
10/31/2022 10.92 0.22 (1.93) (1.71) (0.24) (0.04) — (0.28) 8.93 (16.03)% 19,080 1.27% 2.24% 1.27% 37.80%
10/31/2021 9.68 0.15 1.27 1.42 (0.18) — — (0.18) 10.92 14.79% 32,483 1.27% 1.38% 1.27% 25.70%
10/31/2020 9.93 0.30 0.05 0.35 (0.36) (0.21) (0.03) (0.60) 9.68 3.47% 34,375 1.28% 3.16% 1.28% 29.33%
10/31/2019 9.84 0.14 0.61 0.75 (0.15) (0.51) — (0.66) 9.93 8.37% 42,817 1.28% 1.40% 1.28% 42.30%(g)
10/31/2018 10.46 0.12 (0.21) (0.09) (0.15) (0.38) — (0.53) 9.84 (1.05)% 46,816 1.28% 1.18% 1.28% 22.97%
Class R Shares
10/31/2022 11.05 0.25 (1.94) (1.69)(h) (0.28) (0.04) — (0.32) 9.04 (15.74)%(h) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
10/31/2020 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) 9.77 3.92% 27,757 0.88% 3.63% 0.88% 29.33%
10/31/2019 9.92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) 10.01 8.74% 34,742 0.87% 1.82% 0.87% 42.30%(g)
10/31/2018 10.54 0.17 (0.22) (0.05) (0.19) (0.38) — (0.57) 9.92 (0.63)% 39,808 0.86% 1.62% 0.86% 22.97%
Class R6 Shares
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) — (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
10/31/2020 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) 9.87 4.48% 136,414 0.22% 4.23% 0.22% 29.33%
10/31/2019 10.02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) 10.12 9.47% 137,633 0.22% 2.43% 0.22% 42.30%(g)
10/31/2018 10.63 0.23 (0.20) 0.03 (0.26) (0.38) — (0.64) 10.02 0.13% 120,763 0.21% 2.24% 0.21% 22.97%
Institutional Service Class Shares
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) — (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
10/31/2020 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) 9.82 4.34% 5,454 0.37% 4.17% 0.37% 29.33%
10/31/2019 9.97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) 10.07 9.38% 8,865 0.35% 2.35% 0.35% 42.30%(g)
10/31/2018 10.59 0.22 (0.21) 0.01 (0.25) (0.38) — (0.63) 9.97 (0.06)% 12,694 0.30% 2.12% 0.30% 22.97%
Service Class Shares
10/31/2022 11.11 0.27 (1.95) (1.68)(h) (0.30) (0.04) — (0.34) 9.09 (15.54)%(h) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
10/31/2020 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) 9.82 4.17% 135,199 0.63% 3.91% 0.63% 29.33%
10/31/2019 9.97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) 10.06 8.96% 151,770 0.63% 2.04% 0.63% 42.30%(g)
10/31/2018 10.58 0.19 (0.20) (0.01) (0.22) (0.38) — (0.60) 9.97 (0.28)% 157,756 0.61% 1.86% 0.61% 22.97%

Investor Destination Funds - October 31, 2022 - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

60 - Financial Highlights - October 31, 2022 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.02 $ 0.23 $ (1.72) $ (1.49) $ (0.26) $ (0.08) $ — $ (0.34) $ 9.19 (13.93)% $ 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
10/31/2020 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) 10.38 4.80% 88,254 0.54% 2.80% 0.54% 25.37%
10/31/2019 10.01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) 10.26 7.95% 84,754 0.54% 2.22% 0.54% 27.16%(g)
10/31/2018 10.36 0.21 (0.25) (0.04) (0.21) (0.10) — (0.31) 10.01 (0.44)% 91,956 0.53% 2.03% 0.53% 21.58%
Class C Shares
10/31/2022 10.95 0.16 (1.72) (1.56) (0.18) (0.08) — (0.26) 9.13 (14.61)% 64,694 1.28% 1.63% 1.28% 38.68%
10/31/2021 10.32 0.11 0.65 0.76 (0.13) — — (0.13) 10.95 7.40% 105,432 1.27% 1.06% 1.27% 28.07%
10/31/2020 10.20 0.21 0.19 0.40 (0.24) (0.03) (0.01) (0.28) 10.32 4.03% 112,259 1.28% 2.07% 1.28% 25.37%
10/31/2019 9.96 0.15 0.52 0.67 (0.15) (0.28) — (0.43) 10.20 7.08% 124,962 1.28% 1.49% 1.28% 27.16%(g)
10/31/2018 10.31 0.13 (0.24) (0.11) (0.14) (0.10) — (0.24) 9.96 (1.18)% 141,350 1.27% 1.28% 1.27% 21.58%
Class R Shares
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) — (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
10/31/2020 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) 10.36 4.55% 27,980 0.87% 2.50% 0.87% 25.37%
10/31/2019 9.99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) 10.23 7.51% 28,864 0.87% 1.90% 0.87% 27.16%(g)
10/31/2018 10.34 0.17 (0.24) (0.07) (0.18) (0.10) — (0.28) 9.99 (0.76)% 30,480 0.85% 1.70% 0.85% 21.58%
Class R6 Shares
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) — (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
10/31/2020 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) 10.44 5.22% 102,890 0.21% 3.11% 0.21% 25.37%
10/31/2019 10.07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) 10.31 8.16% 92,131 0.21% 2.52% 0.21% 27.16%(g)
10/31/2018 10.42 0.24 (0.24) — (0.25) (0.10) — (0.35) 10.07 (0.10)% 84,634 0.20% 2.35% 0.20% 21.58%
Institutional Service Class Shares
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) — (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
10/31/2020 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) 10.41 5.04% 177,189 0.29% 3.13% 0.29% 25.37%
10/31/2019 10.04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) 10.29 8.21% 219,476 0.28% 2.49% 0.28% 27.16%(g)
10/31/2018 10.39 0.23 (0.24) (0.01) (0.24) (0.10) — (0.34) 10.04 (0.19)% 218,169 0.28% 2.26% 0.28% 21.58%
Service Class Shares
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) — (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
10/31/2020 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) 10.42 4.80% 122,605 0.61% 2.75% 0.61% 25.37%
10/31/2019 10.05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) 10.29 7.74% 117,677 0.61% 2.14% 0.61% 27.16%(g)
10/31/2018 10.40 0.20 (0.24) (0.04) (0.21) (0.10) — (0.31) 10.05 (0.50)% 119,347 0.60% 1.95% 0.60% 21.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 61
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”)
issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

62 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
During the period, certain Funds invested in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract. As of October 31, 2022, the Funds did not invest in the Nationwide Contract.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 77,502,747 $ – $ – $ 77,502,747
Investment Companies 737,223,702 – – 737,223,702
Repurchase Agreement – 850,000 – 850,000
Total $ 814,726,449 $ 850,000 $ – $ 815,576,449
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 108,615,481 $ – $ – $ 108,615,481
Investment Companies 1,095,911,815 – – 1,095,911,815
Total $ 1,204,527,296 $ – $ – $ 1,204,527,296

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 63
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 94,237,298 $ – $ – $ 94,237,298
Investment Companies 762,170,785 – – 762,170,785
Short-Term Investment 47,077,878 – – 47,077,878
Total $ 903,485,961 $ – $ – $ 903,485,961
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 32,479,881 $ – $ – $ 32,479,881
Investment Companies 256,953,033 – – 256,953,033
Repurchase Agreement – 2,359,315 – 2,359,315
Short-Term Investment 28,834,189 – – 28,834,189
Total $ 318,267,103 $ 2,359,315 $ – $ 320,626,418
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 49,312,090 $ – $ – $ 49,312,090
Investment Companies 317,474,019 – – 317,474,019
Short-Term Investment 54,457,285 – – 54,457,285
Total $ 421,243,394 $ – $ – $ 421,243,394
Investor Destinations Moderate
Investment
Contract Total
Balance as of October 31, 2021 $ 79,270,126 $ 79,270,126
Purchases
*
5,435,299 5,435,299
Sales (84,705,425) (84,705,425)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of October 31, 2021 $ 46,744,045 $ 46,744,045
Purchases
*
3,033,747 3,033,747
Sales (49,777,792) (49,777,792)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —

64 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, the Funds did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Investor Destinations Conservative
Investment
Contract Total
Balance as of October 31, 2021 $ 93,407,331 $ 93,407,331
Purchases
*
5,397,894 5,397,894
Sales (98,805,225) (98,805,225)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2022 $ — $ —
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 65
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 850,000
Investor Destinations Moderately Conservative 2,359,315
As of October 31, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $170,641,174 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 8/15/2052; total market value $174,054,011.

66 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
As of October 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to investments in regulated investment companies. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of
October 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 850,000 $ – $ 850,000 $ (850,000) $ –
Total $ 850,000 $ – $ 850,000 $ (850,000) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,359,315 $ – $ 2,359,315 $ (2,359,315) $ –
Total $ 2,359,315 $ – $ 2,359,315 $ (2,359,315) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 67
the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2022 were as follows:
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds define Cash and Cash Equivalents as cash, restricted cash, money market funds and other investments held in lieu of cash.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the year ended October
31, 2022, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2023.
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ – $ –
Investor Destinations Moderately Aggressive – –
Investor Destinations Moderate (2) 2
Investor Destinations Moderately Conservative – –
Investor Destinations Conservative – –

68 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2022, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2022, NFM earned an aggregate of $1,160,463 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2022, the Funds’ aggregate portion of such costs amounted to $15,914.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2022, the Funds imposed aggregate front-end sales charges of $253,828. From these fees, NFD retained a portion amounting to $34,016.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 69
within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the year ended October 31,
2022, the Funds imposed aggregate CDSCs of $3,910. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the year ended October 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2022, each Fund’s total administrative services fees were as follows:
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
During the year ended October 31, 2022, NFA agreed to make contributions to the Funds to offset capital losses incurred by the
Funds on the sale of certain securities. The contributions to the Funds were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.05% 0.16% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.04 0.16 0.05 0.15
Investor Destinations Moderate 0.09 0.04 0.15 0.06 0.15
Investor Destinations Moderately
Conservative 0.04 0.06 0.15 0.07 0.16
Investor Destinations Conservative 0.05 0.07 0.16 0.10 0.15
Fund Amount
Investor Destinations Aggressive $ 956,609
Investor Destinations Moderately Aggressive 1,285,335
Investor Destinations Moderate 946,379
Investor Destinations Moderately Conservative 278,539
Investor Destinations Conservative 427,631
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 44.74%
Investor Destinations Moderately Aggressive 36.47
Investor Destinations Moderate 33.71
Investor Destinations Moderately Conservative 24.19
Investor Destinations Conservative 15.17
Fund Amount
Investor Destinations Aggressive $ 352,223
Investor Destinations Moderately Aggressive 416,029
Investor Destinations Moderate 237,709
Investor Destinations Moderately Conservative 82,930
Investor Destinations Conservative 95,348

70 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended October 31, 2022 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 478,195 10,110,403 1,467,025 (5,936,354) (950,883) (845,506) 3,844,685 594,807 —
Nationwide GQG US Quality
Equity Fund, Class R6 1,469,819 24,163,833 857,553 (6,915,328) 986,557 (2,057,407) 17,035,208 367,172 29,410
Nationwide International
Index Fund, Class R6 18,726,527 217,959,773 30,434,102 (66,271,560) (2,095,579) (51,750,029) 128,276,707 9,363,895 —
Nationwide International
Small Cap Fund, Class R6 3,993,091 43,550,097 11,594,044 (2,888,528) 9,042 (20,519,581) 31,745,074 1,539,861 4,440,001
Nationwide Mid Cap Market
Index Fund, Class R6 6,064,095 129,755,857 18,950,373 (21,479,535) (773,487) (28,214,864) 98,238,344 1,379,859 13,275,581
Nationwide Multi-Cap
Portfolio, Class R6 29,197,185 498,139,061 105,417,574 (163,744,448) 1,752,618 (123,607,458) 317,957,347 23,622,063 13,787,981
Nationwide U.S. 130/30
Equity Portfolio, Class
R6 ** 10,694,016 — 108,492,387 (1,466,939) (99,928) (1,054,759) 105,870,761 — —
Nationwide Bond Portfolio,
Class R6 3,226,810 9,241,036 22,159,969 (1,083,708) (69,343) (3,594,507) 26,653,447 83,371 48,795
Nationwide Loomis Core
Bond Fund, Class R6 832,654 9,937,778 1,552,427 (2,004,773) (310,005) (1,573,298) 7,602,129 196,862 95,949
Nationwide Risk-Based
International Equity ETF   – 13,482,530 270,829 (11,606,046) (2,308,894) 161,581 — 448,403 —
Nationwide Risk-Based US
Equity ETF   – 14,370,775 — (13,311,920) (332,138) (726,717) — 231,283 285,484
Nationwide Emerging
Markets Debt Fund,
Class R6   – 9,794,220 2,273,785 (9,773,884) (2,223,741) (70,380) — 418,665 —
Nationwide Loomis All Cap
Growth Fund, Class R6   – 22,123,502 3,109,745 (18,387,825) 3,872,456 (10,717,878) — — 2,066,154
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 8,468 118 (8,259) (243) (84) — 52 69
Nationwide Bond Index
Fund, Class R6   – 5,557,338 134,637 (5,417,963) (21,360) (252,652) — 28,979 81,065
Total 1,008,194,671 306,714,568 (330,297,070) (2,564,928) (244,823,539) 737,223,702 38,275,272 34,110,489
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 2,131,925 44,942,580 6,092,031 (25,676,542) (4,585,059) (3,632,332) 17,140,678 2,681,983 —
Nationwide Amundi Strategic
Income Fund, Class R6 877,016 22,177,381 2,211,047 (14,246,277) (693,931) (949,932) 8,498,288 837,935 —
Nationwide GQG US Quality
Equity Fund, Class R6 1,638,216 26,869,167 940,450 (7,686,020) 1,145,619 (2,282,291) 18,986,925 406,380 32,802
Nationwide International
Index Fund, Class R6 22,684,037 230,215,468 26,164,735 (42,848,222) (174,190) (57,972,140) 155,385,651 9,862,639 —
Nationwide International
Small Cap Fund, Class R6 4,856,556 54,859,839 14,459,591 (5,182,631) (419,549) (25,107,632) 38,609,618 1,939,763 5,611,931
Nationwide Mid Cap Market
Index Fund, Class R6 5,952,719 126,567,131 17,302,989 (19,287,455) (551,670) (27,596,944) 96,434,051 1,340,733 12,991,408
Nationwide Multi-Cap
Portfolio, Class R6 37,968,449 706,646,934 105,831,452 (231,425,399) 10,081,837 (177,658,417) 413,476,407 33,613,879 19,620,112
Nationwide U.S. 130/30
Equity Portfolio, Class
R6 ** 14,459,611 — 144,853,904 (350,646) (27,679) (1,325,432) 143,150,147 — —

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 71
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Portfolio,
Class R6 20,590,734 57,026,841 155,002,022 (14,641,978) (1,831,880) (25,475,544) 170,079,461 516,338 302,202
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,278,041 15,235,527 2,321,752 (3,012,738) (252,255) (2,789,917) 11,502,369 1,154,651 169,678
Nationwide Loomis Core
Bond Fund, Class R6 2,480,637 29,448,948 4,112,505 (5,355,688) (795,551) (4,761,994) 22,648,220 580,633 285,391
Nationwide Risk-Based
International Equity ETF   – 15,870,944 302,896 (13,646,523) (2,717,522) 190,205 — 528,010 —
Nationwide Risk-Based US
Equity ETF   – 16,918,221 — (15,675,228) (387,454) (855,539) — 272,063 334,466
Nationwide Emerging
Markets Debt Fund,
Class R6   – 29,022,140 6,803,470 (29,082,153) (6,649,496) (93,961) — 1,245,287 —
Nationwide Loomis All Cap
Growth Fund, Class R6   – 24,386,363 5,350,229 (22,452,683) 4,531,903 (11,815,812) — — 2,284,698
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 44,033,950 774,493 (43,156,990) (95,156) (1,556,297) — 266,719 350,903
Nationwide Bond Index
Fund, Class R6   – 37,997,097 900,282 (37,020,290) (80,598) (1,796,491) — 198,637 556,582
Total 1,482,218,531 493,423,848 (530,747,463) (3,502,631) (345,480,470) 1,095,911,815 55,445,650 42,540,173
Investor Destinations Moderate
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,634,775 34,782,280 4,026,418 (19,331,832) (3,558,082) (2,775,195) 13,143,589 2,057,740 —
Nationwide Amundi Strategic
Income Fund, Class R6 672,502 17,160,828 1,423,674 (10,832,856) (508,656) (726,445) 6,516,545 632,091 —
Nationwide GQG US Quality
Equity Fund, Class R6 795,590 13,199,404 501,401 (3,934,127) 590,695 (1,136,481) 9,220,892 196,881 16,091
Nationwide International
Index Fund, Class R6 13,007,324 130,300,615 13,938,146 (21,262,553) (515,869) (33,360,171) 89,100,168 5,804,765 —
Nationwide International
Small Cap Fund, Class R6 1,824,934 23,149,682 5,880,606 (3,999,608) (571,747) (9,950,706) 14,508,227 812,630 2,363,964
Nationwide Mid Cap Market
Index Fund, Class R6 2,766,042 59,798,092 7,202,753 (8,948,373) (177,730) (13,064,867) 44,809,875 627,721 6,128,316
Nationwide Multi-Cap
Portfolio, Class R6 23,181,560 465,294,958 50,022,138 (154,747,988) 12,927,545 (121,049,465) 252,447,188 22,102,150 12,900,822
Nationwide U.S. 130/30
Equity Portfolio, Class
R6 ** 8,771,293 — 88,277,297 (598,347) (53,556) (789,598) 86,835,796 — —
Nationwide Bond Portfolio,
Class R6 19,187,015 60,612,692 143,491,544 (19,242,227) (2,340,377) (24,036,888) 158,484,744 548,267 320,889
Nationwide Inflation-
Protected Securities Fund,
Class R6 980,011 11,788,759 1,522,369 (2,202,232) (49,979) (2,238,823) 8,820,094 873,553 131,070
Nationwide Loomis Core
Bond Fund, Class R6 4,744,059 56,964,549 6,661,714 (9,853,846) (1,061,731) (9,397,426) 43,313,260 1,099,164 551,115
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,669,508 44,813,455 4,447,887 (11,125,737) (310,343) (2,854,855) 34,970,407 849,252 —
Nationwide Risk-Based
International Equity ETF   – 9,170,546 90,392 (7,809,065) (1,561,777) 109,904 — 304,448 —
Nationwide Risk-Based US
Equity ETF   – 9,773,115 — (9,056,506) (222,392) (494,217) — 156,975 192,209
Nationwide Emerging
Markets Debt Fund,
Class R6   – 22,464,613 4,941,646 (22,234,361) (5,144,702) (27,196) — 962,239 —
Nationwide Loomis All Cap
Growth Fund, Class R6   – 11,741,443 1,576,247 (9,725,541) 2,097,004 (5,689,153) — — 1,098,393

72 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 34,094,393 544,565 (33,361,993) 68,439 (1,345,404) — 206,463 271,236
Nationwide Bond Index
Fund, Class R6   – 41,185,282 907,820 (40,063,711) (267,390) (1,762,001) — 215,072 601,620
Nationwide Contract ∞(a) $– 79,270,126 5,435,299 (84,705,425) — — — 1,353,643 —
Total 1,125,564,832 340,891,916 (473,036,328) (660,648) (230,588,987) 762,170,785 38,803,054 24,575,725
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 582,279 12,478,046 1,396,443 (7,021,029) (1,178,347) (993,594) 4,681,519 731,479 —
Nationwide Amundi Strategic
Income Fund, Class R6 239,534 6,158,166 456,892 (3,861,939) (174,964) (257,074) 2,321,081 224,738 —
Nationwide International
Index Fund, Class R6 3,049,367 32,269,800 3,924,952 (7,211,240) 94,108 (8,189,454) 20,888,166 1,432,470 —
Nationwide International
Small Cap Fund, Class R6 290,158 4,029,399 1,071,483 (999,279) (111,412) (1,683,431) 2,306,760 140,928 412,028
Nationwide Mid Cap Market
Index Fund, Class R6 842,187 18,234,130 2,549,645 (3,128,647) (46,094) (3,965,607) 13,643,427 190,521 1,871,025
Nationwide Multi-Cap
Portfolio, Class R6 5,588,550 114,971,050 15,146,713 (42,881,193) 4,242,244 (30,619,508) 60,859,306 5,468,297 3,191,794
Nationwide U.S. 130/30
Equity Portfolio, Class
R6 ** 2,145,602 — 21,417,609 (8,384) (850) (166,912) 21,241,463 — —
Nationwide Bond Portfolio,
Class R6 10,396,786 40,374,073 72,501,526 (11,220,582) (1,208,407) (14,569,157) 85,877,453 365,613 213,986
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,047,188 12,685,793 1,554,352 (2,387,810) (151) (2,427,487) 9,424,697 928,701 141,267
Nationwide Loomis Core
Bond Fund, Class R6 1,351,798 16,351,101 1,867,378 (2,912,803) (273,456) (2,690,300) 12,341,920 312,248 158,461
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,451,967 30,160,216 2,921,887 (7,605,613) (168,857) (1,940,392) 23,367,241 560,846 —
Nationwide Risk-Based
International Equity ETF   – 3,222,747 46,442 (2,758,109) (549,703) 38,623 — 106,980 —
Nationwide Risk-Based US
Equity ETF   – 3,433,958 — (3,182,798) (77,508) (173,652) — 55,058 67,473
Nationwide Emerging
Markets Debt Fund,
Class R6   – 4,028,418 774,355 (3,885,373) (922,328) 4,928 — 172,846 —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 20,378,482 446,801 (20,059,092) 15,503 (781,694) — 123,815 162,394
Nationwide Bond Index
Fund, Class R6   – 30,663,294 867,951 (30,013,704) (71,151) (1,446,390) — 160,823 449,147
Nationwide Contract ∞(a) $– 46,744,045 3,033,747 (49,777,792) — — — 793,154 —
Total 396,182,718 129,978,176 (198,915,387) (431,373) (69,861,101) 256,953,033 11,768,517 6,667,575
Investor Destinations Conservative
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 527,664 11,955,410 1,277,722 (6,857,969) (1,173,482) (959,260) 4,242,421 709,822 —
Nationwide Amundi Strategic
Income Fund, Class R6 651,200 17,694,247 1,257,226 (11,500,963) (461,679) (678,699) 6,310,132 623,730 —
Nationwide International
Index Fund, Class R6 1,684,030 24,763,082 3,639,461 (11,192,730) 170,172 (5,844,380) 11,535,605 1,073,023 —

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 73
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an
ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.
nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Security Description
Shares/Principal
at October 31,
2022
Market Value
October 31, 2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 152,132 2,902,828 763,774 (1,215,623) (91,908) (1,149,625) 1,209,446 101,676 301,058
Nationwide Mid Cap Market
Index Fund, Class R6 496,339 12,005,596 1,796,512 (3,109,879) 162,769 (2,814,306) 8,040,692 121,631 1,248,190
Nationwide Multi-Cap
Portfolio, Class R6 3,889,643 88,194,071 13,933,711 (39,806,542) 4,214,345 (24,177,372) 42,358,213 4,246,639 2,478,724
Nationwide U.S. 130/30
Equity Portfolio, Class
R6 ** 1,450,182 — 15,621,802 (1,123,288) (38,450) (103,264) 14,356,800 — —
Nationwide Bond Portfolio,
Class R6 17,548,796 72,933,675 122,544,276 (22,762,892) (2,135,543) (25,626,459) 144,953,057 669,867 392,059
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,367,169 30,386,714 3,451,442 (6,864,452) 67,061 (5,736,246) 21,304,519 2,159,439 343,118
Nationwide Loomis Core
Bond Fund, Class R6 918,770 11,746,670 1,260,233 (2,532,148) (203,821) (1,882,563) 8,388,371 217,279 115,505
Nationwide Loomis Short
Term Bond Fund, Class
R6 5,747,614 75,085,135 6,601,083 (21,796,921) (426,272) (4,688,262) 54,774,763 1,348,543 —
Nationwide Risk-Based
International Equity ETF   – 3,677,263 43,391 (3,137,882) (626,842) 44,070 — 122,122 —
Nationwide Risk-Based US
Equity ETF   – 3,919,101 — (3,633,283) (87,633) (198,185) — 62,815 76,383
Nationwide Emerging
Markets Debt Fund,
Class R6   – 5,790,816 1,083,027 (5,571,131) (1,267,271) (35,441) — 252,188 —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 40,984,647 1,381,528 (40,813,242) (34,788) (1,518,145) — 250,337 331,404
Nationwide Bond Index
Fund, Class R6   – 55,366,383 2,306,216 (54,906,561) (292,238) (2,473,800) — 291,879 823,501
Nationwide Contract ∞(a) $– 93,407,331 5,397,894 (98,805,225) — — — 1,556,739 —
Total 550,812,969 182,359,298 (335,630,731) (2,225,580) (77,841,937) 317,474,019 13,807,729 6,109,942
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

74 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended October 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
(b) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 324,177,687 $ 339,474,041
Investor Destinations Moderately Aggressive 514,509,299 540,581,690
Investor Destinations Moderate 366,951,396 483,923,469
Investor Destinations Moderately Conservative 141,271,560 202,626,647
Investor Destinations Conservative 201,239,871 345,276,841
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - October 31, 2022 - Notes to Financial Statements - 75
slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Other
As of October 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 53.55% 3(a)
Investor Destinations Moderately Aggressive 53.78 3(a)
Investor Destinations Moderate 52.37 3(a)
Investor Destinations Moderately Conservative 27.58 1
Investor Destinations Conservative 14.64 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 45,369,163 $ 25,642,725 $ 71,011,888 $ – $ 71,011,888
Investor Destinations Moderately Aggressive 63,152,225 28,984,247 92,136,472 – 92,136,472
Investor Destinations Moderate 43,180,612 22,028,360 65,208,972 – 65,208,972
Investor Destinations Moderately
Conservative 13,076,443 364,592 13,441,035 – 13,441,035
Investor Destinations Conservative 14,640,820 3,049,048 17,689,868 – 17,689,868
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 27,495,881 $ – $ 27,495,881 $ – $ 27,495,881
Investor Destinations Moderately Aggressive 43,752,552 – 43,752,552 – 43,752,552
Investor Destinations Moderate 32,994,106 – 32,994,106 – 32,994,106
Investor Destinations Moderately
Conservative 9,833,856 – 9,833,856 – 9,833,856
Investor Destinations Conservative 12,107,553 – 12,107,553 – 12,107,553
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

76 - Notes to Financial Statements - October 31, 2022 - Investor Destination Funds
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ – $ 21,699,711 $ 21,699,711 $ – $ – $ (15,504,776) $ 6,194,935
Investor Destinations Moderately
Aggressive – 31,369,451 31,369,451 – – (38,020,450) (6,650,999)
Investor Destinations Moderate 297,579 19,270,679 19,568,258 – – (37,092,421) (17,524,163)
Investor Destinations Moderately
Conservative 153,426 3,600,554 3,753,980 – – (18,981,728) (15,227,748)
Investor Destinations Conservative 296,648 98,944 395,592 – – (37,725,308) (37,329,716)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 831,081,225 $ 36,519,875 $ (52,024,651) $ (15,504,776)
Investor Destinations Moderately Aggressive 1,242,547,747 55,061,378 (93,081,829) (38,020,451)
Investor Destinations Moderate 940,578,383 37,537,926 (74,630,348) (37,092,422)
Investor Destinations Moderately Conservative 339,608,146 11,983,284 (30,965,012) (18,981,728)
Investor Destinations Conservative 458,968,701 11,316,473 (49,041,780) (37,725,307)

Investor Destinations Funds - October 31, 2022 - Report of Independent Registered Public Accounting Firm - 77
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Investor Destinations
Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations
Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor
Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund (five of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, and for Nationwide Investor Destinations Conservative
Fund, the statements of cash flows for the year ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, for Nationwide Investor Destinations Conservative Fund, the results of each of their cash flows for the year then ended, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

78 - Supplemental Information - October 31, 2022 (Unaudited) - International Funds
Other Federal Tax Information
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2022, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 10.44%
Investor Destinations Moderately Aggressive 9.18
Investor Destinations Moderate 8.15
Investor Destinations Moderately Conservative 6.59
Investor Destinations Conservative 4.29
Fund Amount
Investor Destinations Aggressive $ 25,642,725
Investor Destinations Moderately Aggressive 28,984,247
Investor Destinations Moderate 22,028,360
Investor Destinations Moderately Conservative 364,592
Investor Destinations Conservative 3,049,048
Fund Amount Per Share
Investor Destinations Aggressive $ 7,820,506 $ 0.0805
Investor Destinations Moderately Aggressive 9,671,188 0.0683
Investor Destinations Moderate 5,337,111 0.0501
Investor Destinations Moderately Conservative 1,228,651 0.0351
Investor Destinations Conservative 1,013,603 0.0222
Fund Amount Per Share
Investor Destinations Aggressive $ 543,970 $ 0.0056
Investor Destinations Moderately Aggressive 663,177 0.0047
Investor Destinations Moderate 351,020 0.0033
Investor Destinations Moderately Conservative 85,481 0.0024
Investor Destinations Conservative 71,650 0.0016

Investor Destinations Funds - October 31, 2022 - Management Information - 79
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

80 - Management Information - October 31, 2022 - Investor Destinations Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - October 31, 2022 - Management Information - 81
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Investor Destinations Funds - October 31, 2022 - Market Index Definitions - 83
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

84 - Market Index Definitions - October 31, 2022 - Investor Destinations Funds
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

Investor Destinations Funds - October 31, 2022 - Market Index Definitions - 85
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

86 - Market Index Definitions - October 31, 2022 - Investor Destinations Funds
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Investor Destinations Funds - October 31, 2022 - Market Index Definitions - 87
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

88 - Glossary - October 31, 2022 - Investor Destinations Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Investor Destinations Funds - October 31, 2022 - Glossary - 89
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

90 - Glossary - October 31, 2022 - Investor Destinations Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

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Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-ID (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Annual Report
October 31, 2022
Nationwide Mutual Funds
Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
(
formerly, Nationwide Core Plus Bond Fund)
Nationwide Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports . Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 32
Statements of Investments 35
Statements of Assets and Liabilities 80
Statements of Operations 84
Statements of Changes in Net Assets 86
Financial Highlights 96
Notes to Financial Statements 102
Report of Independent Registered Public Accounting Firm 130
Supplemental Information 131
Management Information 133
Market Index Definitions 136
Glossary 141

Nationwide Mutual Funds - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Mutual Funds
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Mutual Funds - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide BNY Mellon Core Plus Bond ESG Fund
For the annual period ended October 31, 2022, the Nationwide BNY Mellon Core Plus Bond ESG Fund Class R6 returned -16.04%
versus -15.68% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category™, Intermediate Core-Plus Bond (consisting of 593 investments as of October 31, 2022), was
-16.59% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The following commentary is provided by a subadviser, Thompson, Siegel & Walmsley LLC, for the reporting period of
11/1/2021 - 1/31/2022:
The primary driver of the relative outperformance was the portfolio’s short duration position as well an underweight to treasury bonds, while an overweight to corporate bonds and positioning for a steeper yield curve modestly detracted from performance.
Derivatives were not utilized in the Nationwide Core Plus Bond Fund portfolio. The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Thompson, Siegel & Walmsley LLC
Portfolio Manager:
William M. Bellamy, CFA
The following commentary is provided by a subadviser, Insight Investment, for the reporting period of 02/01/2022 –
10/31/2022:
The reporting period was marked by accelerating inflation, peaking above 9% and sticking stubbornly above 8%. The Federal
Reserve (the “Fed”) responded with aggressive monetary policy tightening, raising the Fed Funds rate five times, from 0.25% to
3.25%. Real Gross Domestic Product (GDP) was weak during the period, delivering two consecutive negative quarters in 2022, albeit nominal GDP remained strong. Corporate earnings generally have been positive, albeit with a contraction in profit margins, given high ongoing input costs. More recently, companies have noted a reduction in supply-side constraints, perhaps a consequence of reduced demand. The domestic consumption trend has shifted away from durable goods in favor of services spending, which has left some retailers with elevated inventory levels. The employment picture remains strong, with the unemployment rate holding near historic lows of 3.5% and little pressure noted within jobless claims. The financial markets have homed in on central bank activity as global central banks are expected to continue tightening efforts. With a Federal Open Market Committee (FOMC)
forcefully tightening financial conditions to slow economic activity and thus inflation, the market has rightly been grappling with the increasing probability of a central bank-induced recession. The shape of the interest rate curve validates this thought as it is meaningfully inverted, which may suggest that long-term inflation expectations are well anchored, and the near-term risk is central bank policy error - an overtightening of monetary policy that leads the economy to recession. The consumer price index has remained elevated throughout the period, with some of its “stickier” components on an upward trajectory, leaving little room for the
FOMC to pivot. The services component of Consumer Price Index has exhibited an increase in pricing pressure, particularly within the shelter component (owner’s equivalent rent) as well as medical care services. We also note that Russia’s invasion of Ukraine continues to weigh on markets and is an added source of volatility, particularly as it relates to energy production. Most financial assets and indices lost value across the globe during the period. Index sector returns for the fiscal year ending October 31, 2022, were as follows: Bloomberg U.S. Aggregate Treasuries -14.09% Bloomberg U.S. Aggregate Securitized -14.85%, Bloomberg U.S.
Aggregate Corporates Investment Grade -19.57%, and Bloomberg High Yield Corporate 11.76%.
For the period ending October 31, 2022, the Nationwide BNY Mellon Core Plus Bond ESG Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by approximately 57 basis points (bps). Beginning with the positive, duration and yield curve positioning was a strong source of alpha during the period adding approximately 39bps to returns. Rates increased materially during the period (+227bps at the 10 year point) and the Fund maintained a short duration posture of various magnitudes, which was generally focused in the 5-year key rate duration (“KRD”) (more Fed-sensitive part of the curve) relative to the benchmark.
The Fund maintained a nominal relative underweight allocation to agency mortgage-backed securities throughout the period, which also generated significant alpha. Agency mortgage-backed securities (MBS) had a standout year in terms of negative performance, having delivered -332 bps of excess return year to date. The magnitude of underweight to MBS has been reduced by adding to the “up-in-coupon” agency MBS as the period progressed. The Fund’s overweight to corporate credit, both investment grade and high yield were the primary drivers of underperformance during the period. The excess return of the Bloomberg U.S.
High Yield Index was -359 bps through October 31st, and the Fund maintained an allocation to the sector ranging between 7 and 10 percent. A similar theme exists within investment grade corporate credit where excess returns year to date amounted to
-302 bps. Within corporate credit, the Fund’s overweight allocation to midstream energy, consumer non-cyclical, and technology was additive to performance. On the negative side, overweights to collateralized-MBS and to non-U.S. sovereigns, coupled with

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2022 - Fund Commentary - 5
an underweight to government-sponsored detracted from performance. The Fund’s overweight allocation to emerging markets and related debt has underperformed during this period. At the ticker level, large selection gains were generated within the “up-
in-coupon” portion of the Fund’s agency MBS allocation. Gains were also achieved in ticker overweights to AdaptHealth LLC,
Tenneco Inc, and Amgen, Inc, while underperformance was generated from positions in Cimpress PLC, Enel Finance International
NV, and Chevron Corporation-operated CVX Tengizchevroil.
Looking ahead, we believe balance remains paramount. The Fund’s performance was a function of navigating a difficult rate environment while positioning the Fund to effectively target durable and high-quality sources of predictable income from the now higher level of prevailing interest rates and credit spreads. We continue to resist the temptation to sacrifice portfolio liquidity, and we want to own assets we see exhibiting good visibility into the creditworthiness of issuers, stability of balance sheets, and overall staying power.
The only derivatives used within the Nationwide BNY Mellon Core Plus Bond ESG Fund were U.S. interest rate futures, which are used for hedging purposes.
The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Insight Investment
Portfolio Managers:
Gautam Khanna, CFA, CPA and James DiChiaro
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund also has the risk that because of using an ESG investment strategy, certain securities may be selected or avoided due to other non investment criteria; and performance may vary from other funds that do not use an ESG strategy. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Comments and general market related projections are based on information available at the time of writing and believed to be accurate; are for informational purposes only, are not intended as individual or specific advice, may not represent the opinions of the entire firm and may not be relied upon for future investing. Investors are advised to consult with their investment professional about their specific financial needs and goals before making any investment decisions.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - October 31, 2022 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset Allocation
1
Corporate Bonds 46.5%
Mortgage-Backed Securities 25.7%
U.S. Treasury Obligations 15.8%
Asset-Backed Securities 8.0%
Municipal Bonds 1.6%
Repurchase Agreement 1.4%
Commercial Mortgage-Backed Securities 1.2%
Preferred Stocks 0.6%
Foreign Government Securities 0.5%
Futures Contracts 0.3%
Collateralized Mortgage Obligation 0.1%
Liabilities in excess of other assets (1.7)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 5.4%
Electric Utilities 4.4%
Equity Real Estate Investment Trusts (REITs) 3.7%
Banks 3.2%
Capital Markets 3.2%
Health Care Providers & Services 2.5%
Consumer Finance 1.9%
Biotechnology 1.9%
Electronic Equipment, Instruments & Components 1.7%
Insurance 1.6%
Other Industries
#
70.5%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.88%, 2/15/2041 3.9%
U.S. Treasury Bonds, 2.00%, 8/15/2051 2.7%
U.S. Treasury Notes, 1.50%, 2/29/2024 1.6%
U.S. Treasury Notes, 0.63%, 11/30/2027 1.6%
Cedar Funding VII CLO Ltd., 5.24%, 1/20/2031 1.4%
U.S. Treasury Notes, 0.38%, 4/30/2025 1.4%
U.S. Treasury Notes, 0.13%, 7/31/2023 1.3%
ONEOK Partners LP, 6.85%, 10/15/2037 1.3%
FNMA UMBS, 3.00%, 10/1/2051 1.2%
Corning, Inc., 7.25%, 8/15/2036 1.2%
Other Holdings
#
82.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2022 - Fund Commentary - 7
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(16.23)% (0.54)% 0.79% 4/24/2013
w/SC
2
(19.81)% (1.39)% 0.33%
Class R6
3,4
(16.04)% (0.22)% 1.30% 7/17/1992
Institutional Service Class
3
(15.99)% (0.27)% 1.08% 4/24/2013
Bloomberg U.S. Aggregate
Bond Index (15.68)% (0.54)% 0.74%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.82% 0.79%
Class R6 0.49% 0.46%
Institutional Service Class 0.54% 0.51%
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 4.25% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

8 - Fund Commentary - October 31, 2022 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide BNY Mellon Core Plus Bond ESG Fund versus the Bloomberg U.S. Aggregate Bond Index over the 10-year period ended 10/31/22. Performance prior to the Fund’s inception on 4/24/13 is based on the Fund’s predecessor fund, the TS&W Fixed Income Portfolio. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bond Fund - October 31, 2022 - Fund Commentary - 9
For the annual period ended October 31, 2022, the Nationwide Bond Fund Institutional Service Class returned -17.59% versus
-15.68% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar peer category™, Intermediate Core Bond (consisting of 428 investments as of October 31, 2022), was -16.13% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund underperformed the benchmark, the Bloomberg U.S. Aggregate Bond Index, by 156 basis points during the 12-month period. Treasuries and Agency mortgage-backed securities (MBS) were the main contributors to performance. The underweight position in treasuries, along with a bias for a flat yield curve, drove positive performance. As of October 31, 2022, the Fund remains underweight treasuries but has increased its exposure to the asset class; it has also built a modest overweight to Agency MBS.
The Fund was overweight fixed income spread product, mainly non-agency MBS, investment grade (IG), collateralized loan obligations (CLO) and high yield corporates during the period. IG contributed the most to under-performance while spread product also detracted from performance. The Fund remains overweight to spread product but has reduced overall exposure as of October
31, 2022.
During the year, the Fund employed the use of derivatives, specifically Treasury futures, to manage duration exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and can be effective at expressing duration and yield curve views. During the period, Treasury futures had a negative impact on fund performance.
The Fund did not experience any liquidity events during the period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA and Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher- rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities, which are volatile, harder to price and less liquid than U.S. securities. The Fund may invest in derivatives, which create investment leverage and are highly volatile. The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - October 31, 2022 - Nationwide Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 29.5%
Corporate Bonds 28.3%
U.S. Treasury Obligations 23.6%
Asset-Backed Securities 11.2%
Commercial Mortgage-Backed Securities 2.7%
Collateralized Mortgage Obligations 2.5%
Repurchase Agreement 0.7%
Municipal Bonds 0.5%
Futures Contracts 0.1%
Purchased Options
†
0.0%
Written Options
†
0.0%
Credit Default Swaps
†
(0.0)%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Electric Utilities 5.4%
Banks 3.0%
Oil, Gas & Consumable Fuels 2.7%
Capital Markets 2.7%
Equity Real Estate Investment Trusts (REITs) 1.8%
Aerospace & Defense 1.2%
Diversified Telecommunication Services 1.1%
Biotechnology 1.0%
Technology Hardware, Storage & Peripherals 0.9%
Beverages 0.8%
Other Industries
#
79.4%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.00%, 11/15/2041 4.1%
FNMA UMBS, 2.00%, 4/1/2052 3.2%
FHLMC UMBS, 2.50%, 11/1/2051 2.9%
FHLMC UMBS, 2.50%, 4/1/2052 2.7%
FNMA/FHLMC UMBS, 15 Year, Single Family,
3.50%, 11/25/2037 2.7%
FNMA UMBS, 4.00%, 9/1/2052 2.6%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.4%
FNMA UMBS, 2.00%, 8/1/2051 2.3%
U.S. Treasury Notes, 4.25%, 9/30/2024 2.3%
U.S. Treasury Notes, 3.00%, 7/15/2025 2.2%
Other Holdings
#
72.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Bond Fund - October 31, 2022 - Fund Commentary - 11
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(17.77)% (1.03)% 0.51% 5/8/1998
w/SC
2
(19.63)% (1.48)% 0.08%
Class C w/o SC
1
(18.40)% (1.79)% (0.24)% 9/4/2003
w/SC
3
(19.20)% N/A N/A
Class R6
4,5
(17.61)% (0.77)% 0.77% 12/6/2012
Institutional Service Class
4
(17.59)% (0.82)% 0.75% 3/3/1980
Bloomberg U.S. Aggregate
Bond Index (15.68)% (0.54)% 0.74%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.79% 0.72%
Class C 1.56% 1.49%
Class R6 0.51% 0.44%
Institutional Service Class 0.59% 0.52%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Prior to October 29, 2013, a 4.25% front-end sales charge was deducted. Effective October 29, 2013, a 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

12 - Fund Commentary - October 31, 2022 - Nationwide Bond Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Bond Fund versus the
Bloomberg U.S. Aggregate Bond Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Government Money Market Fund - October 31, 2022 - Fund Commentary - 13
For the annual period ended October 31, 2022, the Nationwide Government Money Market Fund Investor Shares Class returned
0.66% versus 0.75% for its benchmark, the iMoneyNet Money Fund Average™ Government All. For broader comparison, the return for the Fund's closest Morningstar peer category™, Money Market-Taxable (consisting of 608 investments as of October
31, 2022), was 0.75% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Over the reporting period, the investment environment for the Nationwide Government Money Market Fund (Fund) has dramatically shifted due to changing central bank monetary policy. Massive pandemic-related government stimulus was injected into the economy, supply chain issues persisted, and interest rates were held historically low for an extended period. Throughout much of 2021, the Federal Reserve (Fed) described the excessive inflation that burdened consumers as "transitory." Although the tone of the Fed began to change at the beginning of the period and it acknowledged consumer prices were stickier than previously thought, monetary policy was excessively easy.
The Federal funds rate remained at a target range of 0.00% to 0.25%, a range it has maintained since the Fed reduced rates by
150 basis points over two unscheduled pandemic-driven rate cuts in March of 2020. At the onset of the Fund's fiscal year, the Fed only forecasted one 25 basis point rate hike for 2022, and it projected the Federal funds rate to peak at just 1.00% in 2023.
In March, the war in Ukraine was well underway. The resulting spike in energy prices compounded the inflationary pressures already resulting from supply-chain issues. The Fed finally raised rates off the zero lower bound at the March Federal Open Market
Committee (FOMC) meeting, tightening the Federal funds rate by 25 basis points. The Fed continued to raise rates at a higher clip through the spring and summer, as Consumer Price Index (CPI) reached a 40-year high of 9.1% in June.
Year to date, the Fed has raised the benchmark interest rate by 375 basis points, setting the target range at the current level of
3.75% to 4.00%. The pace of these rate hikes delivered by the Fed has been swifter than in any period since Paul Volker was the Fed Chairman. The hikes have outpaced Fed forecasts as indicated in its own Summary of Economic Projections, as well as
Federal funds futures market-implied expectations.
During the period, the labor market has been a bright spot. The U.S. headline unemployment rate has averaged below 4%, and the economy has seen an average of over 400-thousand new non-farm jobs added to payrolls each month. This has provided the
Fed with the capacity to focus on inflation and tighten monetary policy in hopes of taming inflation.
In September, the Fed doubled the size of Quantitative Tightening (QT), the process of letting Treasury and mortgage-backed securities roll off the Fed's balance sheet, from $47.5 billion to $95 billion per month. While QT is small in relation to the Fed's almost $9 trillion balance sheet, the Fed believes QT will assist in tightening financial conditions.
At the most recent FOMC meeting, the Fed delivered a fourth consecutive 75 basis point rate hike, and the FOMC statement described accounting for "cumulative tightening on monetary policy" on future policy decisions. This language has been interpreted as an indication to moderate slowing the size of interest rate hikes in the future. However, in his press conference following the
FOMC meeting, Fed Chairman Jerome Powell described a need for the Federal funds rate to be at a "higher level than thought at the September meeting." As a result, markets are currently pricing in 50-75 basis points of additional tightening in 2022 and a terminal Federal funds rate above 5% for 2023.
Notably, the housing sector has taken a hit as a result of Fed policy. Mortgage rates at a 20- year high have considerably slowed the pace of home sales. Interest rate forwards indicates short-term interest rates are expected to continue to rise into the first half of 2023. However, concern over a potential recession in the second half of 2023 is driving some market-based expectations for rates to peak and then begin to fall in the latter part of next year. The inversion of the yields on 2-year and 10-year Treasuries continues to flash recessionary signals.
Over the period, the Fed delivered larger and more frequent interest rate hikes than the market anticipated. Therefore, yields on longer-dated fixed-rate securities the Fund invests in (Treasury Bills and U.S. government agency securities) lagged in relation to yields on overnight repurchase agreements and floating rate securities issued by the U.S. Treasury and U.S. government agencies.
During the year, we have positioned the Fund with a short weighted average maturity (WAM), in anticipation of interest rate hikes by the Fed. Allocation of Fund assets to Treasury securities fell from 40% to 9%, while allocation to government agency securities increased from 17% to 26%, a result of increasing the allocation to government agency floaters. Triparty repurchase agreement holdings increased from 44% to 65% over the period as we positioned the Fund with a shorter WAM. The Fund's WAM ended
October of 2022 at four days, down from 23 days one year earlier. The Fund's weighted average life (WAL) fell from 82 days to 58 days over the period.

14 - Fund Commentary - October 31, 2022 - Nationwide Government Money Market Fund
Contributions to Fund performance were driven by positioning the Fund with a short-weighted WAM. Treasury and agency floating rate notes comprised 27% of the Fund, up from 18% last year. Treasury floating rate notes (FRN's), which are indexed to the
3-month Treasury bill and reset weekly, are among the highest-yielding securities in the portfolio. Government agency FRN's indexed to the Secured Overnight Financing Rate (SOFR) have also benefited the Fund due to their daily rate reset. The increased allocation of assets to overnight repurchase agreements has also benefited the Fund in this swiftly rising rate environment.
Detractors to Fund performance include fixed-rate U.S. Treasury and fixed-rate U.S. government agency securities held for any significant duration over the period, however, fixed-rate (non-overnight) holdings have been reduced from 39% to 8% over the period.
The Fund did not invest in derivatives, it did not experience any liquidity events.
Subadviser:
Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.
Portfolio Managers:
John Tobin, James G. O'Connor, Edward Von Sauers, Bernard W. Kiernan, Jr., Thomas Riordan, Peter Henshaw
The Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The
Fund is open to all investors and although it seeks to preserve the value of investments at $1.00 per share, it cannot guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares or temporarily suspend the sale of shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund may invest in shares of other government money market mutual funds, including those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Government Money Market Fund - October 31, 2022 - Fund Commentary - 15
Asset Allocation
1
Repurchase Agreements 65.6%
U.S. Government Agency Securities 26.2%
U.S. Treasury Obligations 9.2%
Liabilities in excess of other assets (1.0)%
100.0%
Top Holdings
2
FHLB, 3.08%, 1/19/2023 1.8%
U.S. Treasury Notes, 4.08%, 7/31/2024 1.8%
U.S. Treasury Notes, 4.09%, 1/31/2023 1.6%
FHLB, 3.09%, 2/17/2023 1.6%
U.S. Treasury Bills, 0.24%, 12/1/2022 1.6%
FHLB, 3.09%, 1/26/2023 1.4%
FFCB, 3.11%, 1/20/2023 1.4%
FFCB, 3.11%, 2/9/2023 1.4%
FHLB, 3.06%, 11/3/2022 1.4%
FHLB, 3.11%, 11/16/2022 1.4%
Other Holdings
#
84.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

16 - Fund Commentary - October 31, 2022 - Nationwide Government Money Market Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
0.71% 0.85% 0.47% 12/13/2001
Investor
2
0.66% 0.81% 0.43% 3/3/1980
Service Class 0.57% 0.69% 0.36% 1/4/1999
iMoneyNet Money Fund
Average
TM
Government All 0.75% 0.87% 0.48%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class R6 0.48% 0.46%
Investor 0.58% 0.56%
Service Class 0.78% 0.73%
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
2
Effective September 30, 2016, Prime Shares were renamed Investor Shares.

Nationwide Government Money Market Fund - October 31, 2022 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Investor Shares of the Nationwide Government Money Market Fund versus the
iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2022 - Nationwide Inflation-Protected Securities Fund
For the annual period ended October 31, 2022, the Nationwide Inflation-Protected Securities Fund Class R6 returned -11.93%
versus -11.47% for its benchmark, the Bloomberg U.S. Treasury Inflation Protected Notes (“TIPs”) Index. For broader comparison, the return for the Fund's closest Morningstar peer category™, Inflation-Protected Bond (consisting of 193 investments as of
October 31, 2022), was -11.47% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
2022 marked a difficult year for fixed income as nominal treasury rates increased due to Federal Reserve (“Fed”) policy to tamper down inflation pressures. Strong inflows into the TIPs market in 2021, in response to a spike in inflation breakeven, led to meaningful gains for the sector but a hawkish pivot from the Fed in 2022 reduced the tail risk of prolonged elevated levels of inflation moving forward. In response, breakeven fell from the post pandemic high and investors began to decrease their levels of inflation protection after strong performance in the sector in the prior year. Pressure from net outflows, a hawkish Fed, and a dramatic drop in inflation expectations led to weak performance for the TIPS market for the year.
On a relative basis, the Fund underperformed the benchmark, the Bloomberg U.S. Treasury: US TIPS Index, by 46 basis points during the 12-month period ended October 31, 2022. The Fund’s out-of-benchmark allocations to Non-Agency mortgage-backed securities (MBS), asset-backed securities (ABS) and Agency MBS/collateralized mortgage obligations (CMO) detracted from performance. The Fund’s overweight to longer-dated TIPS relative to shorter-dated TIPS also detracted from performance through the first half of the year as shorter-dated TIPS outperformed on the back of firming inflation, which reached 40-year highs.
The Fund remained overweight longer-dated TIPS relative to shorter-dated TIPS, which contributed to performance during the second half of the year as near-term inflation expectations declined on the back of aggressive interest rate hikes by the Fed. The
Fund was also underweight TIPS during the second half of the year, which contributed to performance as TIPS underperformed.
During the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and curve shape. The Fund was net short derivatives, which contributed to performance as interest rates surged on the back of firming inflation and Federal Reserve rate hikes. This was offset by being net long bonds, which detracted from performance. The
Fund remains close to neutral duration.
There were no liquidity events that had a material impact on performance.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary R. Hunt, CFA and Chad Finefrock, CFA
The Fund’s value is not guaranteed by the U.S. government or any government agency. The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to inflation-protected bonds risk since the inflation-adjustment feature of these bonds can cause them to have lower yields than those of conventional fixed-rate bonds. The Fund may invest in derivatives (which create investment leverage and are highly volatile). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Inflation-Protected Securities Fund - October 31, 2022 - Fund Commentary - 19
Asset Allocation
1
U.S. Treasury Obligations 85.8%
U.S. Government Agency Securities 7.5%
Collateralized Mortgage Obligations 3.3%
Asset-Backed Securities 1.9%
Mortgage-Backed Securities 0.9%
Futures Contracts 0.3%
Commercial Mortgage-Backed Security
†
0.0%
Other assets in excess of liabilities 0.3%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 7.6%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 7.3%
U.S. Treasury Inflation Linked Notes, 0.13%,
7/15/2031 7.2%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2027 7.0%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 6.8%
U.S. Treasury Inflation Linked Notes, 0.50%,
1/15/2028 6.0%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 5.0%
U.S. Treasury Inflation Linked Notes, 0.13%,
4/15/2025 5.0%
U.S. Treasury Inflation Linked Bonds, 1.38%,
2/15/2044 4.4%
State of Israel AID Bond, 5.50%, 9/18/2023 4.0%
Other Holdings 39.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

20 - Fund Commentary - October 31, 2022 - Nationwide Inflation-Protected Securities Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(12.32)% 1.47% 0.50% 9/17/2012
w/SC
2
(14.31)% 1.02% 0.06%
Class R6
3,4
(11.93)% 1.82% 0.81% 9/17/2012
Institutional Service Class
3
(12.07)% 1.69% 1.70% 12/6/2016
Bloomberg U.S. Treasury
Inflation-Protected
Securities (TIPS) Index
SM
(11.47)% 2.16% 1.02%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.76% 0.70%
Class R6 0.36% 0.30%
Institutional Service Class 0.51% 0.45%
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Prior to October 29, 2013, a 4.25% front-end sales charge was deducted. Effective October 29, 2013, a 2.25% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Inflation-Protected Securities Fund - October 31, 2022 - Fund Commentary - 21
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Inflation-Protected Securities Fund from inception through 10/31/22 versus the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
for the same period.
Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - October 31, 2022 - Nationwide Loomis Core Bond Fund
For the annual period ended October 31, 2022, the Nationwide Loomis Core Bond Fund Class A returned -16.00% versus
-15.68% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar peer category™, Intermediate Core Bond (consisting of 428 investments as of October 31, 2022), was -16.13% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The fixed-income markets experienced significant, broad-based weakness in the 12-month period that ended on October 31,
2022. Inflation, which already had been increasing throughout 2021, went higher in February 2022 after Russia's invasion of
Ukraine created additional supply-chain pressures and led to a spike in commodity prices. Consumer price inflation remained elevated long after the conflict began. Inflation peaked at 9.1% in June, though it still has yet to recover meaningfully.
The U.S. Federal Reserve (Fed) responded with an aggressive series of interest-rate increases, bringing its benchmark fed funds rate to a range of 3.0% to 3.25%, from 0% to 0.25% at the start of 2022. This marked the largest move in such a short interval since 1980. Perhaps even more important for the markets, investors continued to ratchet up their expectations for the "terminal rate" in 2023; or in other words, the level at which the Fed was likely to stop raising rates. Tighter Fed policy not only led to a rise in prevailing yields but also fueled an increase in investors' aversion to risk more generally. As a result, more volatile asset categories that trade based on their yield advantage (or "spread") over Treasury faced an additional headwind. U.S. Treasury endured one of its worst stretches of performance in over 40 years. The two-year note, which is more sensitive to Fed policy shifts than other portions of the yield curve, soared from 0.28% to 4.22% over the course of the 12-month period (as its price fell). Longer-term bonds also lost ground, but to a lesser extent: the yield on the 10-year issue climbed from 1.52% at the start of the period to 3.83%
on September 30, 2022.
One result of these moves was that the yield curve inverted significantly (meaning that short-term yields traded above those on longer-term debt). In late September, in fact, the yield curve moved to its largest inversion since 1982. Investment-grade corporate bonds lagged considerably due to both the increase in prevailing yields and rising yield spreads (particularly for lower-quality issues in the category). Notably, major corporate bond indexes fell to levels last seen in 2009 during the immediate aftermath of the
Global Financial Crisis. The yield on the ICE BofA U.S. Corporate Index reached 5.75% in the final week of September – another level not seen since 2009.*
Amidst rising inflation, geopolitical instability, and a broad selloff in rates and risk markets, securitized credit markets generally have produced negative total and excess returns over the past 12 months. Down in credit, collateralized loan obligations have suffered the most as prices on underlying bank loans have dropped significantly. Sectors like consumer ABS with lower interest rate sensitivity and less direct impact from geopolitical instability have underperformed less. Sectors like commercial asset-backed securities
(“ABS”), namely aircraft, have been negatively impacted. Pockets of the commercial mortgage backed securities (“CMBS”) market have fared relatively well amidst a longer-term recovery from COVID-19-related shocks. Senior tranches of residential mortgage backed securities (“RMBS”) have provided positive excess returns while subordinates have sold off. Agency mortgage-backed securities (MBS) produced significantly negative excess returns versus U.S. treasuries. Agency MBS has experienced massive interest rate volatility and the impact of concerns related to quantitative tightening.
High-yield corporate bonds posted double-digit losses due to a sizable increase in yield spreads. High-yield issuers are particularly vulnerable to slower economic growth due to their smaller average size and generally weaker balance sheets. The category outperformed investment-grade corporate issues, however, which is unusual for a time of heightened investor risk aversion. This outperformance is due to High Yield's generally shorter duration profile compared to Investment Grade debt. Also, energy issuers tend to be heavily represented in the high-yield space, which supported relative performance on the strength of rising oil prices.
Emerging market bonds, which tend to have a higher correlation to global growth trends than the broader fixed-income market, underperformed in relation to the United States. The asset class was pressured not just by slowing growth and investors' increased aversion to risk but also by the effects of the Russia-Ukraine war and pronounced weakness in emerging-market currencies relative to the U.S. dollar.
USD corporate positions within financials, industrials, and utilities benefitted relative return. Security selection had a positive result for the quarter. Moreover, the overweight exposure to ABS and CMBS positions contributed to relative return, however, the underweight position in U.S. Treasuries and agency pass thru issues hindered performance. The underweight position in government-related issues subtracted from relative return.
The Federal Reserve continued to show resolve in the face of persistent inflation pressures and tight labor markets, hiking its benchmark overnight lending rate by another 75 basis points both in July and September. The Fed has tightened by 300 basis points year-to-date, with another 100 basis points currently priced in by year-end. Despite a brief rally in bond prices in July, rates rose once again in response to decidedly hawkish Fed forward guidance and a September inflation report that surprised to the

Nationwide Loomis Core Bond Fund - October 31, 2022 - Fund Commentary - 23
upside. The September dot plot displaying Fed Open Market Committee members' expectations for fed funds projects a median peak rate of 4.675% by early 2023, exceeding July's peak pricing by about 25 basis points. We ended the quarter with an inverted yield curve and 10-Year Treasuries briefly hitting 4.0%.
We observe that the Fed has been successful in tightening financial conditions to slow the economy down and cool inflation.
While we wait for better news on inflation, we acknowledge a growing risk that the Fed overshoots and misses the "soft landing."
Global growth is threatened by the energy crisis in Europe and by central banks that have been tightening policy in response to growing inflationary pressures. Additionally, the Russia-Ukraine conflict continues to escalate and contribute to market volatility and uncertainty.
We believe we are in the later phases of the credit cycle, as indicated by the significant spread widening that has occurred over the past three quarters, as well as the significant retracement of equity market indices. Government, corporate, and consumer balance sheets entered this part of the cycle in a strong position but, in our opinion, are showing some strains from higher inflation, tightening credit conditions, and greater economic uncertainty. We continue to favor spread sectors, such as corporate bonds and securitized assets. We have increased risk exposure primarily through corporate bonds as we continue to look for attractively priced new issues with favorable concessions.
We remain overweight both agency and non-agency commercial mortgage-backed securities, particularly senior parts of the capital stack. The Fund's exposure to mortgage-backed securities remains underweight relative to the benchmark, but we have been programmatically purchasing to maintain our current weight to the sector. Intermediate and short-duration strategies remain focused on opportunities with limited prepayment risk.
We continue to favor asset-backed securities in the front end of the yield curve, particularly those backed by consumer-related collateral such as autos and credit card receivables. Also, we continue to follow our process of building diversified exposures by asset class, industry, and issuers.
The Fund uses U.S. Treasury futures to manage duration and yield curve exposures. The impact of interest rate futures on this outcome was negligible.
During the period, there were no liquidity events that materially impacted fund performance.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms, Clifton V. Rowe, CFA, Daniel Conklin, CFA, Ian Anderson, Barath W. Sankaran, CFA
*Source: Federal Reserve Bank of St. Louis Economic Database
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive investments such as foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2022 - Nationwide Loomis Core Bond Fund
Asset Allocation
1
Corporate Bonds 49.8%
Mortgage-Backed Securities 17.5%
Short-Term Investments 11.5%
Commercial Mortgage-Backed Securities 10.4%
Asset-Backed Securities 10.1%
Collateralized Mortgage Obligations 6.5%
U.S. Treasury Obligations 5.6%
Repurchase Agreement 1.0%
Foreign Government Security 0.2%
Futures Contracts (0.8)%
Liabilities in excess of other assets
§
(11.8)%
100.0%
Top Industries
2
Banks 15.2%
Capital Markets 6.3%
Insurance 3.8%
Consumer Finance 2.7%
Electric Utilities 1.9%
Diversified Financial Services 1.3%
Semiconductors & Semiconductor Equipment 1.1%
Equity Real Estate Investment Trusts (REITs) 1.0%
Automobiles 0.9%
Machinery 0.8%
Other Industries
#
65.0%
100.0%
Top Holdings
2
U.S. Treasury Bills, 5/18/2023 9.1%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.50%, 11/25/2052 3.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
4.00%, 11/25/2052 3.5%
U.S. Treasury Bonds, 2.25%, 8/15/2049 1.5%
U.S. Treasury Bonds, 2.25%, 2/15/2052 1.3%
U.S. Treasury Notes, 2.75%, 8/15/2032 1.2%
FNMA/FHLMC UMBS, 30 Year, Single Family,
5.50%, 12/25/2052 1.1%
FNMA/FHLMC UMBS, 30 Year, Single Family,
4.50%, 11/25/2052 1.0%
U.S. Treasury Bills, 1/26/2023 1.0%
GNMA, 3.03%, 10/20/2068 0.9%
Other Holdings
#
75.5%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Loomis Core Bond Fund - October 31, 2022 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(16.00)% (0.55)% 0.69% 6/20/1994
w/SC
3
(17.87)% (1.01)% 0.47%
Class C
1
w/o SC
2
(16.34)% (0.99)% 0.25% 11/28/2003
w/SC
4
(17.16)% N/A N/A
Class R6
5,6
(15.80)% (0.24)% 1.31% 9/18/2013
Institutional Service
Class
1,5,7
(15.92)% (0.48)% 0.80% 2/15/1984
Bloomberg U.S. Aggregate
Bond Index (15.68)% (0.54)% 0.74%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.80%
Class C 1.29%
Class R6 0.48%
Institutional Service Class 0.73%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 2.25% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

26 - Fund Commentary - October 31, 2022 - Nationwide Loomis Core Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Core Bond Fund versus the Bloomberg
U.S. Aggregate Bond Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Bond Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Fund Commentary - 27
For the annual period ended October 31, 2022, the Nationwide Loomis Short Term Bond Fund Class A returned -5.81% versus
-4.88% for its benchmark, Bloomberg U.S. Government/Credit 1-3 Year Index. For broader comparison, the return for the Fund's closest Morningstar peer category™, Short-Term Bond (consisting of 565 investments as of October 31, 2022), was -6.49% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The fixed-income markets experienced significant, broad-based weakness in the 12-month period that ended on October 31,
2022. Inflation, which already had been increasing throughout 2021, went higher in February 2022 after Russia's invasion of
Ukraine created additional supply-chain pressures and led to a spike in commodity prices. Consumer price inflation remained elevated long after the conflict began. Inflation peaked at 9.1% in June, though it still has yet to recover meaningfully.
The U.S. Federal Reserve (Fed) responded with an aggressive series of interest-rate increases, bringing its benchmark fed funds rate to a range of 3.0% to 3.25%, from 0% to 0.25% at the start of 2022. This marked the largest move in such a short interval since 1980. Perhaps even more important for the markets, investors continued to ratchet up their expectations for the "terminal rate" in 2023; or in other words, the level at which the Fed was likely to stop raising rates. Tighter Fed policy not only led to a rise in prevailing yields but also fueled an increase in investors' aversion to risk more generally. As a result, more volatile asset categories that trade based on their yield advantage (or "spread") over Treasury faced an additional headwind. U.S. Treasury endured one of its worst stretches of performance in over 40 years. The two-year note, which is more sensitive to Fed policy shifts than other portions of the yield curve, soared from 0.28% to 4.22% over the course of the 12-month period (as its price fell). Longer-term bonds also lost ground, but to a lesser extent: the yield on the 10-year issue climbed from 1.52% at the start of the period to 3.83%
on September 30, 2022.
One result of these moves was that the yield curve inverted significantly (meaning that short-term yields traded above those on longer-term debt). In late September, in fact, the yield curve moved to its largest inversion since 1982. Investment-grade corporate bonds lagged considerably due to both the increase in prevailing yields and rising yield spreads (particularly for lower-quality issues in the category). Notably, major corporate bond indexes fell to levels last seen in 2009 during the immediate aftermath of the
Global Financial Crisis. The yield on the ICE BofA U.S. Corporate Index reached 5.75% in the final week of September – another level not seen since 2009.*
Amidst rising inflation, geopolitical instability, and a broad selloff in rates and risk markets, securitized credit markets generally have produced negative total and excess returns over the past 12 months. Down in credit, collateralized loan obligations have suffered the most as prices on underlying bank loans have dropped significantly. Sectors like consumer asset-backed securities
(“ABS”) with lower interest rate sensitivity and less direct impact from geopolitical instability have underperformed less. Sectors like commercial ABS, namely aircraft, have been negatively impacted. Pockets of the commercial mortgage-backed securities
(“CMBS”) market have fared relatively well amidst a longer-term recovery from COVID-19-related shocks. Senior tranches of residential mortgage-backed securities (“RMBS”) have provided positive excess returns while subordinates have sold off. Agency mortgage-backed securities (MBS) produced significantly negative excess returns versus U.S. treasuries. Agency MBS have experienced massive interest rate volatility and the impact of concerns related to quantitative tightening.
The allocation to securitized markets positively impacted performance during the year. Select exposure to collateralized mortgage obligations (“CMO”) and non-agency CMBS names moderately helped excess return. On an absolute and excess basis, U.S.
Treasuries positively contributed to performance as the sector generated the greatest returns within the strategy.
The overweight allocation to investment grade credit limited performance for the year. On an absolute basis, performance in the sector had the greatest negative impact on the strategy. The Fund's exposure to high-yield credit detracted from overall performance for the period.
The Federal Reserve continued to show resolve in the face of persistent inflation pressures and tight labor markets, hiking its benchmark overnight lending rate by another 75 basis points both in July and September. The Fed has tightened by 300 basis points year-to-date, with another 100 basis points currently priced in by year-end. Despite a brief rally in bond prices in July, rates rose once again in response to decidedly hawkish Fed forward guidance and a September inflation report that surprised to the upside. The September dot plot displaying Fed Open Market Committee members' expectations for fed funds projects a median peak rate of 4.675% by early 2023, exceeding July's peak pricing by about 25 basis points. We ended the quarter with an inverted yield curve and 10-year Treasuries briefly hitting 4.0%.
We observe that the Fed has been successful in tightening financial conditions to slow the economy down and cool inflation.
While we wait for better news on inflation, we acknowledge a growing risk that the Fed overshoots and misses the "soft landing."
Global growth is threatened by the energy crisis in Europe and by central banks that have been tightening policy in response to

28 - Fund Commentary - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
growing inflationary pressures. Additionally, the Russia-Ukraine conflict continues to escalate and contribute to market volatility and uncertainty.
We believe we are in the later phases of the credit cycle, as indicated by the significant spread widening that has occurred over the past three quarters, as well as the significant retracement of equity market indices. Government, corporate and consumer balance sheets entered this part of the cycle in a strong position but, in our opinion, are showing some strains from higher inflation, tightening credit conditions and greater economic uncertainty.
We continue to favor spread sectors, such as corporate bonds and securitized assets. We have increased risk exposure primarily through corporate bonds as we continue to look for attractively priced new issues with favorable concessions. We remain overweight both agency and non-agency commercial mortgage-backed securities, particularly senior parts of the capital stack. The Fund’s exposure to mortgage-backed securities remains underweight relative to the benchmark, but we have been programmatically purchasing to maintain our current weight in the sector. Intermediate and short-duration strategies remain focused on opportunities with limited prepayment risk. Additionally, we continue to favor asset-backed securities in the front end of the yield curve, particularly those backed by consumer-related collateral such as autos and credit card receivables. We continue to follow our process of building diversified exposures by asset class, industry and issuers. Finally, we continue to hold select high-yield corporate names that we believe currently offer value.
The Fund uses U.S. Treasury futures to manage duration and yield curve exposures. The impact of interest rate futures on this outcome was negligible.
During the period, there were no liquidity events that materially impacted fund performance.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms, Clifton V. Rowe, CFA and Daniel Conklin, CFA
*Source: Federal Reserve Bank of St. Louis Economic Database
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive investments such as foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Fund Commentary - 29
Asset Allocation
1
Corporate Bonds 68.1%
Asset-Backed Securities 16.9%
U.S. Treasury Obligations 6.9%
Commercial Mortgage-Backed Securities 5.3%
Repurchase Agreement 1.9%
Collateralized Mortgage Obligations 1.0%
Mortgage-Backed Securities 0.5%
Futures Contracts 0.3%
Foreign Government Security 0.1%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Banks 17.3%
Capital Markets 8.0%
Insurance 6.6%
Electric Utilities 5.7%
Consumer Finance 4.4%
Automobiles 2.3%
Semiconductors & Semiconductor Equipment 2.0%
Equity Real Estate Investment Trusts (REITs) 1.8%
Multi-Utilities 1.8%
Road & Rail 1.2%
Other Industries
#
48.9%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.25%, 8/31/2024 3.8%
U.S. Treasury Notes, 4.25%, 9/30/2024 2.1%
U.S. Treasury Notes, 4.13%, 9/30/2027 0.9%
Jackson National Life Global Funding, 3.66%,
1/6/2023 0.8%
Aon Corp., 2.20%, 11/15/2022 0.8%
Eversource Energy, 3.80%, 12/1/2023 0.8%
American Electric Power Co., Inc., 3.26%, 11/1/2023 0.7%
Toronto-Dominion Bank (The), 3.30%, 1/6/2023 0.7%
Morgan Stanley, 0.53%, 1/25/2024 0.7%
WEC Energy Group, Inc., 0.55%, 9/15/2023 0.7%
Other Holdings
#
88.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

30 - Fund Commentary - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(5.81)% 0.92% 0.79% 11/2/2004
w/SC
3
(7.96)% 0.46% 0.56%
Class C
1
w/o SC
2
(6.22)% 0.40% 0.29% 11/29/2004
w/SC
4
(7.15)% N/A N/A
Class R6
5,6
(5.38)% 1.26% 1.23% 9/18/2013
Institutional Service
Class
1,5,7
(5.42)% 1.21% 1.07% 11/2/2004
Bloomberg U.S. 1-3 Yr
Gov’t/Credit Bond Index (4.88)% 0.68% 0.79%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.85% 0.80%
Class C 1.35% 1.30%
Class R6 0.50% 0.45%
Institutional Service Class 0.54% 0.49%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 2.25% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Short Term Bond Fund versus the
Bloomberg U.S. 1-3 Year Gov’t/Credit Bond Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Short Term Bond Fund. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Shareholder Expense Example - October 31, 2022 - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022 through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022 through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide BNY Mellon Core Plus Bond ESG Fund
Class A Shares
Actual
(a)
1,000.00 926.00 3.88 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Class R6 Shares
Actual
(a)
1,000.00 926.60 2.28 0.47
Hypothetical
(a)(b)
1,000.00 1,022.84 2.40 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 927.30 2.62 0.54
Hypothetical
(a)(b)
1,000.00 1,022.48 2.75 0.54

Fixed Income Funds - October 31, 2022 - Shareholder Expense Example - 33
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 917.10 3.48 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Class C Shares
Actual
(a)
1,000.00 913.60 7.28 1.51
Hypothetical
(a)(b)
1,000.00 1,017.59 7.68 1.51
Class R6 Shares
Actual
(a)
1,000.00 918.50 2.13 0.44
Hypothetical
(a)(b)
1,000.00 1,022.99 2.24 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 918.20 2.51 0.52
Hypothetical
(a)(b)
1,000.00 1,022.58 2.65 0.52
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,007.10 2.23 0.44
Hypothetical
(a)(b)
1,000.00 1,022.99 2.24 0.44
Investor Shares
Actual
(a)
1,000.00 1,006.60 2.73 0.54
Hypothetical
(a)(b)
1,000.00 1,022.48 2.75 0.54
Service Class Shares
Actual
(a)
1,000.00 1,005.70 3.64 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 919.90 3.53 0.73
Hypothetical
(a)(b)
1,000.00 1,021.53 3.72 0.73
Class R6 Shares
Actual
(a)
1,000.00 921.70 1.45 0.30
Hypothetical
(a)(b)
1,000.00 1,023.69 1.53 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 921.80 2.18 0.45
Hypothetical
(a)(b)
1,000.00 1,022.94 2.29 0.45

34 - Shareholder Expense Example - October 31, 2022 - Fixed Income Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 925.10 3.83 0.79
Hypothetical
(a)(b)
1,000.00 1,021.22 4.02 0.79
Class C Shares
Actual
(a)
1,000.00 922.40 6.20 1.28
Hypothetical
(a)(b)
1,000.00 1,018.75 6.51 1.28
Class R6 Shares
Actual
(a)
1,000.00 925.00 2.28 0.47
Hypothetical
(a)(b)
1,000.00 1,022.84 2.40 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 923.80 3.49 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 979.20 3.99 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Class C Shares
Actual
(a)
1,000.00 977.00 6.48 1.30
Hypothetical
(a)(b)
1,000.00 1,018.65 6.61 1.30
Class R6 Shares
Actual
(a)
1,000.00 981.00 2.25 0.45
Hypothetical
(a)(b)
1,000.00 1,022.94 2.29 0.45
Institutional Service Class Shares
Actual
(a)
1,000.00 980.80 2.45 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2022 - Statements of Investments - 35
Asset-Backed Securities 8.0%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 614,583 539,527
Automobiles 2.9%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 683,406 673,517
Series 2022-2, Class B,
4.81%, 4/18/2028 1,088,000 1,063,115
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 3,750,000 3,701,581
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,058,000 1,033,854
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 1,367,000 1,338,003
Hyundai Auto Receivables
Trust, Series 2022-B, Class
A2A, 3.64%, 5/15/2025 1,883,000 1,861,950
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 3,425,000 3,373,650
Series 2022-1, Class B,
2.36%, 8/17/2026 2,300,000 2,214,175
Series 2022-5, Class A3,
4.11%, 8/17/2026 591,000 577,452
Volkswagen Auto Lease Trust,
Series 2022-A, Class A3,
3.44%, 7/21/2025 414,000 403,210
16,240,507
Credit Card 0.6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 4.63%,
5/15/2028(a) 3,500,000 3,353,051
Equipment Loans & Leases 0.1%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(b) 267,000 263,406
Other 4.3%
Apidos CLO XXXIX, Series
2022-39A, Class A1, 5.29%,
4/21/2035(a)(b) 3,045,000 2,921,918
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
5.24%, 1/20/2031(a)(b) 8,250,000 8,082,319
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 5.64%,
4/15/2034(a)(b) 2,000,000 1,948,322
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(b) 3,428,855 3,014,374
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(b) 3,500,000 3,007,066
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(b) 3,523,375 2,820,088
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(b) 940,675 754,399
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(b) 202,437 194,655
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(b) 419,000 416,002
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(b) 880,000 735,703
23,894,846
Total Asset-Backed Securities
(cost $46,511,427)
44,291,337
Collateralized Mortgage Obligation 0.1%
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 415,973 393,631
Total Collateralized Mortgage Obligation
(cost $411,361)
393,631
Commercial Mortgage-Backed Securities 1.2%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 2,707,150 2,412,952
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,864,176 4,252,008
Total Commercial Mortgage-Backed
Securities
(cost $7,581,825) 6,664,960
Corporate Bonds 46.5%
Aerospace & Defense 0.2%
Northrop Grumman Corp. ,
3.25%, 1/15/2028 1,184,000 1,070,225
Airlines 0.1%
United Airlines, Inc. ,
4.63%, 4/15/2029(b) 902,000 771,472

36 - Statements of Investments - October 31, 2022 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 1.3%
Ford Motor Co. ,
3.25%, 2/12/2032 4,300,000 3,228,526
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,519,785
5.60%, 10/15/2032 2,395,000 2,173,638
6,921,949
Banks 3.3%
Citigroup, Inc. ,
3.20%, 10/21/2026 2,000,000 1,821,319
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 3,325,000 2,929,603
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(c) 2,533,000 2,378,832
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 1.95%,
2/4/2032(c) 8,045,000 5,892,870
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028 5,715,000 5,133,738
18,156,362
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,625,000 1,326,485
Biotechnology 1.9%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 1,582,723
Amgen, Inc. ,
3.00%, 2/22/2029 4,900,000 4,278,095
5.15%, 11/15/2041 3,875,000 3,462,210
5.38%, 5/15/2043 1,320,000 1,191,604
10,514,632
Building Products 1.4%
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(b)(d) 208,000 191,298
Carrier Global Corp. ,
2.72%, 2/15/2030 4,000,000 3,288,933
Johnson Controls International
plc ,
1.75%, 9/15/2030(d) 3,760,000 2,885,275
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(b) 1,756,000 1,475,040
7,840,546
Capital Markets 3.2%
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,358,255
Credit Suisse Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(b)(c) 460,000 400,422
Goldman Sachs Group, Inc.
(The) ,
4.39%, 6/15/2027 3,250,000 3,054,521
(SOFR + 1.09%), 1.99%,
1/27/2032(c) 4,040,000 2,947,872
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 1,159,000 1,093,399
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,014,382
17,868,851
Chemicals 1.2%
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(b) 1,881,000 1,366,885
Celanese US Holdings LLC ,
6.17%, 7/15/2027 2,586,000 2,439,863
LG Chem Ltd. ,
2.38%, 7/7/2031(b) 3,750,000 2,853,743
6,660,491
Commercial Services & Supplies 0.4%
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
5.12%, 12/21/2065(b)(c) 3,800,000 2,318,000
Consumer Finance 1.5%
Capital One Financial Corp. ,
(SOFR + 0.69%), 3.75%,
12/6/2024(c) 4,295,000 4,184,361
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 788,058
Synchrony Financial ,
2.88%, 10/28/2031(d) 4,775,000 3,356,926
8,329,345
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(b)(d) 3,200,000 3,070,624
Diversified Financial Services 0.7%
EDP Finance BV ,
6.30%, 10/11/2027(b) 200,000 198,911
Jackson Financial, Inc. ,
3.13%, 11/23/2031 3,720,000 2,742,320
Synchrony Bank ,
5.40%, 8/22/2025 997,000 963,752
3,904,983
Diversified Telecommunication Services 1.6%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 2,774,538
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,185,000
Verizon Communications, Inc. ,
2.85%, 9/3/2041 7,570,000 4,948,768
8,908,306
Electric Utilities 4.5%
Avangrid, Inc. ,
3.20%, 4/15/2025 2,800,000 2,632,124
Commonwealth Edison Co. ,
3.70%, 8/15/2028(d) 2,090,000 1,916,302

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2022 - Statements of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,535,565
Duke Energy Corp. ,
5.00%, 8/15/2052 2,415,000 1,997,156
Enel Finance International NV ,
5.00%, 6/15/2032(b) 3,200,000 2,675,392
2.88%, 7/12/2041(b) 3,969,000 2,189,906
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,394,026
PPL Electric Utilities Corp. ,
3.95%, 6/1/2047 1,730,000 1,315,734
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(b) 3,750,000 3,047,282
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 3,750,000 3,272,601
24,976,088
Electrical Equipment 0.3%
Eaton Corp. ,
4.15%, 3/15/2033 2,000,000 1,773,900
Electronic Equipment, Instruments & Components 1.7%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 6,581,511
5.75%, 8/15/2040 3,000,000 2,847,108
9,428,619
Entertainment 0.4%
Netflix, Inc. ,
5.88%, 11/15/2028 628,000 623,290
Take-Two Interactive
Software, Inc. ,
3.70%, 4/14/2027 515,000 475,658
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(b) 1,442,000 1,359,603
2,458,551
Equity Real Estate Investment Trusts (REITs) 3.8%
Alexandria Real Estate
Equities, Inc. ,
2.95%, 3/15/2034 3,562,000 2,680,705
Equinix, Inc. ,
3.90%, 4/15/2032 3,000,000 2,524,370
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 178,000 169,744
1.35%, 2/1/2027 3,975,000 3,343,366
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 1,711,000 1,582,285
Prologis LP ,
4.63%, 1/15/2033 3,000,000 2,777,996
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,444,196
2.70%, 12/1/2031 1,675,000 1,266,424
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,078,447
Vornado Realty LP ,
2.15%, 6/1/2026 3,561,000 2,939,663
20,807,196
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0.7%
Sysco Corp. ,
2.40%, 2/15/2030 3,655,000 2,957,177
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b)(d) 1,050,000 1,014,164
3,971,341
Food Products 0.5%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 1,642,000 1,368,965
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(b) 1,385,000 1,337,227
2,706,192
Health Care Equipment & Supplies 0.4%
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 3,000,000 2,320,004
Health Care Providers & Services 2.5%
AdaptHealth LLC ,
5.13%, 3/1/2030(b) 6,400,000 5,552,000
Elevance Health, Inc. ,
5.10%, 1/15/2044 4,000,000 3,530,204
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 3,871,272
3.13%, 3/15/2027(b)(d) 384,000 339,456
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(b) 652,000 616,140
13,909,072
Household Durables 0.2%
Newell Brands, Inc. ,
6.38%, 9/15/2027 509,000 497,420
6.63%, 9/15/2029(d) 452,000 441,830
939,250
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) ,
2.45%, 1/15/2031 3,750,000 2,827,852
Insurance 1.6%
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 3,336,237
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(b)(c)(e) 7,500,000 5,662,500
8,998,737
IT Services 0.2%
Global Payments, Inc. ,
5.40%, 8/15/2032 896,000 827,036
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc. ,
2.00%, 10/15/2031(d) 5,750,000 4,510,998

38 - Statements of Investments - October 31, 2022 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media 1.2%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,056,926
Comcast Corp. ,
2.89%, 11/1/2051 4,565,000 2,742,454
6,799,380
Metals & Mining 0.1%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(b) 802,000 746,049
Multiline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(b) 1,015,000 852,148
Oil, Gas & Consumable Fuels 5.5%
Aker BP ASA ,
2.00%, 7/15/2026(b) 4,500,000 3,907,372
DT Midstream, Inc. ,
4.30%, 4/15/2032(b) 1,392,000 1,195,784
EQT Corp. ,
5.68%, 10/1/2025 402,000 397,384
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 7,225,695
Parkland Corp. ,
4.50%, 10/1/2029(b) 2,000,000 1,683,960
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 2,442,120
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,255,000 1,220,275
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 2,865,478
7.50%, 4/15/2032 2,641,000 2,860,756
6.63%, 6/15/2037 3,500,000 3,505,452
4.00%, 6/1/2052 816,000 576,791
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 2,742,245
30,623,312
Pharmaceuticals 0.0%
†
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 285,000 244,587
Road & Rail 1.1%
Simpar Europe SA ,
5.20%, 1/26/2031(b) 2,500,000 1,805,200
Triton Container International
Ltd. ,
3.15%, 6/15/2031(b) 590,000 435,065
Union Pacific Corp. ,
4.95%, 9/9/2052 4,000,000 3,598,361
5,838,626
Semiconductors & Semiconductor Equipment 1.0%
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 2,747,340
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
3.40%, 5/1/2030 3,500,000 2,905,024
5,652,364
Software 0.8%
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,445,033
VMware, Inc. ,
2.20%, 8/15/2031 2,870,000 2,088,970
4,534,003
Technology Hardware, Storage & Peripherals 0.7%
Dell International LLC ,
5.45%, 6/15/2023 473,000 472,231
3.45%, 12/15/2051(b) 2,555,000 1,445,718
Lenovo Group Ltd. ,
6.54%, 7/27/2032(b) 2,328,000 1,938,529
3,856,478
Tobacco 0.2%
Philip Morris International,
Inc. ,
2.10%, 5/1/2030 1,274,000 971,103
Total Corporate Bonds
(cost $306,636,319)
258,235,157
Foreign Government Securities 0.5%
CHILE 0.3%
Republic of Chile,
3.24%, 2/6/2028(d) 1,632,000 1,464,434
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(b) 1,188,000 1,202,850
Total Foreign Government Securities
(cost $2,848,704)
2,667,284
Mortgage-Backed Securities 25.7%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 8 8
Pool# C91768
3.50%, 7/1/2034 2,116,363 1,970,113
Pool# G30692
3.50%, 8/1/2034 2,794,607 2,601,648
Pool# G30782
3.50%, 2/1/2035 745,777 694,222
Pool# C91859
3.50%, 12/1/2035 722,884 671,093
Pool# C91868
3.50%, 4/1/2036 1,767,456 1,640,851
Pool# Q10392
3.50%, 8/1/2042 1,095,020 994,770
Pool# G08541
3.50%, 8/1/2043 1,589,371 1,441,912

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2022 - Statements of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08554
3.50%, 10/1/2043 908,680 823,993
Pool# G08588
4.00%, 5/1/2044 625,504 586,174
Pool# G08721
3.00%, 9/1/2046 2,243,351 1,951,573
Pool# G08726
3.00%, 10/1/2046 3,274,508 2,854,357
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 5,327,047 4,683,359
Pool# RB5076
2.00%, 8/1/2040 7,753,135 6,408,591
Pool# SD0040
3.00%, 7/1/2049 1,783,177 1,527,196
Pool# SD8036
3.00%, 1/1/2050 1,291,251 1,103,879
Pool# SD0612
2.50%, 11/1/2050 3,835,683 3,208,579
Pool# SD1607
2.50%, 3/1/2052 6,963,544 5,773,760
Pool# RA7557
4.50%, 6/1/2052 4,602,346 4,322,634
Pool# SD1716
5.00%, 9/1/2052 3,590,696 3,496,121
Pool# SD1686
5.50%, 9/1/2052 2,982,624 2,982,117
Pool# SD1853
5.50%, 11/1/2052 1,540,000 1,555,814
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 404,295 382,271
Pool# AL6591
3.00%, 9/1/2033 2,188,738 2,004,614
Pool# MA1608
3.50%, 10/1/2033 2,765,286 2,571,038
Pool# MA1982
3.50%, 8/1/2034 2,882,847 2,674,388
Pool# MA2610
3.00%, 5/1/2036 2,549,174 2,333,633
Pool# MA3697
3.00%, 7/1/2039 1,709,027 1,502,531
Pool# AE0311
3.50%, 8/1/2040 1,863,716 1,683,101
Pool# AB1845
4.00%, 11/1/2040 1,899,575 1,782,755
Pool# AJ9278
3.50%, 12/1/2041 2,032,337 1,843,874
Pool# AW8165
4.00%, 1/1/2042 1,504,328 1,411,800
Pool# AL2866
3.50%, 11/1/2042 1,516,781 1,372,380
Pool# AU2592
3.50%, 8/1/2043 1,371,333 1,243,531
Pool# AX4312
3.50%, 2/1/2045 780,118 702,471
Pool# AZ7353
3.50%, 11/1/2045 1,225,470 1,102,734
Pool# AS6408
3.50%, 1/1/2046 1,888,249 1,699,125
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8583
3.50%, 1/1/2047 3,300,027 2,966,409
Pool# MA3088
4.00%, 8/1/2047 742,970 692,401
Pool# CA1191
3.50%, 11/1/2047 1,909,038 1,706,837
Pool# MA3305
3.50%, 3/1/2048 1,576,535 1,413,302
Pool# MA3744
3.00%, 8/1/2049 1,629,007 1,392,892
Pool# FS2253
3.50%, 4/1/2050 1,937,825 1,727,434
Pool# CA7972
3.00%, 9/1/2050 7,472,541 6,393,166
Pool# MA4439
3.00%, 10/1/2051 7,763,373 6,629,120
Pool# CB3678
4.00%, 5/1/2052 3,172,908 2,887,117
Pool# FS1855
4.00%, 5/1/2052 3,016,869 2,751,576
Pool# MA4625
3.50%, 6/1/2052 3,192,328 2,811,231
Pool# CB3851
4.00%, 6/1/2052 2,060,059 1,889,833
Pool# MA4684
4.50%, 6/1/2052 6,018,205 5,650,385
Pool# FS2513
4.00%, 7/1/2052 6,135,473 5,600,683
Pool# FS2323
4.00%, 7/1/2052 2,227,540 2,031,925
Pool# FS2293
4.50%, 7/1/2052 6,119,203 5,773,637
Pool# FS2257
4.50%, 7/1/2052 1,597,946 1,504,291
Pool# CB4037
5.00%, 7/1/2052 3,060,381 2,955,725
Pool# BV7937
4.00%, 8/1/2052 3,140,516 2,858,090
Pool# FS2790
5.00%, 9/1/2052 4,599,292 4,450,379
Pool# FS3220
5.50%, 12/1/2052 2,845,000 2,848,112
Total Mortgage-Backed Securities
(cost $158,256,569)
142,537,555
Municipal Bonds 1.6%
California 0.6%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 3,618,646
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 920,753

40 - Statements of Investments - October 31, 2022 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Virginia 0.8%
City of Richmond VA Public
Utility Revenue, 2.50%,
1/15/2029 2,450,000 2,123,832
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 3,465,000 2,558,452
4,682,284
Total Municipal Bonds
(cost $12,222,069)
9,221,683
U.S. Treasury Obligations 15.8%
U.S. Treasury Bonds
1.88%, 2/15/2041 32,450,800 21,937,248
3.25%, 5/15/2042 2,339,300 1,977,805
2.00%, 8/15/2051 23,734,700 14,951,934
2.25%, 2/15/2052 579,900 388,895
U.S. Treasury Notes
0.13%, 7/31/2023 7,745,000 7,488,447
1.50%, 2/29/2024 9,448,000 9,069,711
1.50%, 10/31/2024 298,100 281,075
0.38%, 4/30/2025 8,601,000 7,787,937
3.13%, 8/31/2027 3,310,600 3,151,019
0.63%, 11/30/2027 10,540,000 8,802,547
1.25%, 6/30/2028 1,665,000 1,414,469
1.00%, 7/31/2028 7,316,200 6,109,313
1.25%, 9/30/2028 4,329,000 3,652,932
2.75%, 8/15/2032 (d) 742,800 664,690
Total U.S. Treasury Obligations
(cost $105,463,912)
87,678,022
Preferred Stocks 0.6%
Shares
Consumer Finance 0.4%
Capital One Financial Corp.,
4.80%, 6/1/2025(f) 128,250 2,231,550
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(f) 50,000 893,000
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022*(c)(d)(f) 35,000 106,750
Total Preferred Stocks
(cost $5,217,168)
3,231,300
Repurchase Agreement 1.4%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $7,966,526,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$8,125,857. (g)(h) 7,965,862 7,965,862
Total Repurchase Agreement
(cost $7,965,862)
7,965,862
Total Investments
(cost $653,115,216) — 101.4%
562,886,791
Liabilities in excess of other
assets — (1.4)% (7,859,203)
NET ASSETS — 100.0%
$ 555,027,588
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $81,020,397 which represents 14.60% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(d) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $8,518,392, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,965,862 and by $848,256 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.38%, and maturity dates ranging
from 12/15/2022 – 8/15/2052, a total value of $8,814,118.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2022. The maturity date reflects the next call date.
(f) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of October 31, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $7,965,862.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2022 - Statements of Investments - 41
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 5 12/2022 USD 1,021,914 (5,474)
U.S. Treasury Long Bond 43 12/2022 USD 5,181,500 (346,160)
U.S. Treasury Ultra Bond 40 12/2022 USD 5,106,250 (318,124)
Total long contracts (669,758)
Short Contracts
U.S. Treasury 5 Year Note (25) 12/2022 USD (2,664,844) 7,772
U.S. Treasury 10 Year Note (74) 12/2022 USD (8,183,937) 29,623
U.S. Treasury 10 Year Ultra Note (295) 12/2022 USD (34,215,391) 2,541,250
Total short contracts 2,578,645
Net contracts 1,908,887
As of October 31, 2022, the Fund had $721,665 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

42 - Statements of Investments - October 31, 2022 - Nationwide Bond Fund
+
Asset-Backed Securities 11 .2%
Principal
Amount ($) Value ($)
Airlines 3 .1%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 1,881,670 1,852,264
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 1,050,000 820,965
British Airways Pass-Through
Trust
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 2,316,746 1,854,770
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 213,434 170,048
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,260,998 1,285,879
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 1,236,542 1,085,530
Series 2020-1, Class A,
5.88%, 10/15/2027 1,343,652 1,296,459
Series 2019-2, Class B,
3.50%, 5/1/2028 46,523 39,529
8,405,444
Home Equity 0 .2%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
4.83%, 1/25/2036(b) 336,669 329,196
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 3.92%, 12/25/2036(b) 92,005 91,892
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 6 6
421,094
Other 7 .9%
Apidos CLO XXII, Series
2015-22A, Class A1R,
5.30%, 4/20/2031(a)(b) 1,000,000 971,545
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
5.39%, 1/20/2035(a)(b) 1,050,000 1,002,818
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
5.52%, 10/25/2034(a)(b) 500,000 477,857
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
5.34%, 4/20/2035(a)(b) 1,000,000 961,647
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 5.41%, 7/20/2034(a)(b) 1,000,000 955,271
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.38%, 4/20/2034(a)(b) 200,000 191,472
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.23%, 10/17/2034(a)(b) 500,000 478,696
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 5.18%, 7/17/2034(a)
(b) 1,650,000 1,576,959
Series 2020-86A, Class BR,
5.78%, 7/17/2034(a)(b) 850,000 792,370
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 320,255 311,585
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 840,460 758,405
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 999,366 842,431
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 640,003 570,637
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 96,822 88,400
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 113,060 105,118
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 485,893 449,538
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 444,987 417,179
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.08%, 4/15/2034(a)(b) 400,000 380,888
Series 2021-2A, Class A,
5.20%, 7/15/2034(a)(b) 1,000,000 955,163
LCM 37 Ltd., Series
37A, Class A1, 5.34%,
4/15/2034(a)(b) 500,000 487,063
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.37%, 1/20/2035(a)(b) 1,000,000 953,396
Magnetite XXXII Ltd., Series
2022-32A, Class A, 5.21%,
4/15/2035(a)(b) 1,000,000 962,101
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
5.22%, 1/20/2032(a)(b) 500,000 483,645
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
5.38%, 10/20/2035(a)(b) 1,000,000 956,091

Nationwide Bond Fund - October 31, 2022 - Statements of Investments - 43
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,620,261
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 189,940
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.21%,
10/15/2034(a)(b) 400,000 381,634
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 926,438 840,404
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.23%,
7/15/2035(a)(b) 1,000,000 959,479
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.18%, 7/15/2034(a)(b) 1,000,000 959,765
21,081,758
Total Asset-Backed Securities
(cost $32,311,659)
29,908,296
Collateralized Mortgage Obligations 2 .5%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 182,053 98,122
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 3,303 3,190
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 375,403 347,414
AREIT Trust, Series 2022-
CRE6, Class A, 4.14%,
1/16/2037(a)(b) 570,412 544,639
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,836,692 2,452,143
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 38,450 22,418
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 169,816 161,282
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 180,881 172,021
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 11,801 11,755
Series 2009-42, Class AP,
4.50%, 3/25/2039 2,096 2,085
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 131,042 92,948
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 553,602
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 551,787
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 369,010
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 40,146 36,752
Towd Point Mortgage Trust,
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 478,525
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 415,625 368,005
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 312,181 275,472
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 257,761 232,614
Total Collateralized Mortgage Obligations
(cost $7,962,421)
6,773,784
Commercial Mortgage-Backed Securities 2 .7%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 620,676
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,157,290
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,110,611
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 355,501
Total Commercial Mortgage-Backed
Securities
(cost $8,960,248) 7,244,078
Corporate Bonds 28 .3%
Aerospace & Defense 1 .2%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 1,225,000 981,322
3.25%, 2/1/2035 500,000 353,333
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 1,768,721
3,103,376

44 - Statements of Investments - October 31, 2022 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 75,000 64,147
Automobiles 0 .5%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 1,110,000 903,612
1.80%, 1/10/2028(a) 140,000 109,915
6.38%, 4/8/2030(a) 460,000 448,258
1,461,785
Banks 2 .9%
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(e) 990,000 875,542
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 917,081
Citigroup, Inc. ,
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 450,000 372,744
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 960,053
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a)(d) 1,000,000 775,638
HSBC Holdings plc ,
(SOFR + 1.29%), 1.59%,
5/24/2027(e) 1,000,000 821,781
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(e) 1,600,000 1,439,012
JPMorgan Chase & Co. ,
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 425,000 396,189
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 650,000 401,018
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 884,320
7,843,378
Beverages 0 .8%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 857,672
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 85,711
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 460,000 375,824
PepsiCo, Inc. ,
3.90%, 7/18/2032 1,000,000 926,012
2,245,219
Biotechnology 1 .0%
Amgen, Inc. ,
4.05%, 8/18/2029 1,325,000 1,223,095
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,446,628
2,669,723
Capital Markets 2 .6%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(e) 250,000 193,063
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 750,000 652,862
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 844,496
Moody's Corp. ,
4.25%, 8/8/2032 335,000 301,714
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 600,000 532,093
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,506,006
S&P Global, Inc. ,
2.90%, 3/1/2032(a)(d) 1,500,000 1,233,746
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 1,832,777
7,096,757
Chemicals 0 .2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 570,626
Commercial Services & Supplies 0 .4%
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 220,000 191,090
Waste Connections, Inc. ,
4.20%, 1/15/2033 1,000,000 904,328
1,095,418
Communications Equipment 0 .1%
Viasat, Inc. ,
5.63%, 4/15/2027(a) 220,000 203,408
Consumer Finance 0 .1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 215,000 173,888
Diversified Telecommunication Services 1 .1%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 128,228
3.65%, 6/1/2051 1,145,000 761,613
CCO Holdings LLC ,
4.50%, 5/1/2032 290,000 229,100
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 145,000 125,825
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,950,000 1,540,935

Nationwide Bond Fund - October 31, 2022 - Statements of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Virgin Media Secured Finance
plc ,
4.50%, 8/15/2030(a) 200,000 165,268
2,950,969
Electric Utilities 5 .3%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,832,734
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 555,000 495,757
Series Z, 3.70%, 5/1/2050 190,000 128,958
Duke Energy Corp. ,
4.30%, 3/15/2028 1,195,000 1,123,263
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,440,318
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 842,354
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,334,444
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,173,856
Indiana Michigan Power Co. ,
3.85%, 5/15/2028(d) 1,250,000 1,147,204
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 440,000 426,568
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 132,280
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 914,745
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 215,000 171,091
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 108,345
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 95,000 84,516
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 1,000,000 872,389
14,228,822
Electronic Equipment, Instruments & Components 0 .1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 215,000 171,194
Entertainment 0 .7%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 662,731
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(a) 1,400,000 1,130,848
1,793,579
Equity Real Estate Investment Trusts (REITs) 1 .8%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,235,000 853,585
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 468,845
LXP Industrial Trust ,
2.70%, 9/15/2030 1,300,000 994,876
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 901,019
VICI Properties LP ,
5.13%, 5/15/2032 700,000 620,193
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 917,407
4,755,925
Food & Staples Retailing 0 .6%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 602,224 620,979
Walmart, Inc. ,
4.15%, 9/9/2032 1,000,000 946,088
1,567,067
Food Products 0 .5%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 1,000,000 975,066
JBS USA LUX SA ,
4.38%, 2/2/2052(a) 600,000 389,880
1,364,946
Hotels, Restaurants & Leisure 0 .1%
International Game
Technology plc ,
5.25%, 1/15/2029(a)(d) 215,000 199,493
Household Durables 0 .1%
Newell Brands, Inc. ,
5.75%, 4/1/2046(c) 300,000 230,850
Industrial Conglomerates 0 .2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 600,000 554,116
IT Services 0 .3%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 850,000 776,911
Machinery 0 .1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 220,000 181,500
Media 0 .4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 320,833
Comcast Corp. ,
2.94%, 11/1/2056 1,358,000 785,301
1,106,134
Multi-Utilities 0 .6%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 555,587
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,046,346
1,601,933

46 - Statements of Investments - October 31, 2022 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 2 .7%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 310,984
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 192,773
5.75%, 1/15/2031(a) 350,000 317,330
2.88%, 4/1/2032(a) 836,000 609,871
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 973,134
6.50%, 2/1/2042 250,000 229,730
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 518,187
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 507,504
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 468,906
Sunoco LP ,
4.50%, 5/15/2029 150,000 128,835
Targa Resources Partners LP ,
4.88%, 2/1/2031 505,000 445,566
4.00%, 1/15/2032 1,020,000 837,000
Valero Energy Corp. ,
4.90%, 3/15/2045 150,000 123,091
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 75,293
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,617,245 1,532,278
7,270,482
Road & Rail 0 .8%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,404,864
Burlington Northern Santa Fe
LLC ,
4.15%, 4/1/2045 1,000,000 798,270
2,203,134
Semiconductors & Semiconductor Equipment 0 .1%
Intel Corp. ,
4.15%, 8/5/2032 415,000 370,573
Specialty Retail 0 .4%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 1,000,000 929,479
Bath & Body Works, Inc. ,
6.63%, 10/1/2030(a) 150,000 134,192
1,063,671
Technology Hardware, Storage & Peripherals 0 .9%
Apple, Inc. ,
3.35%, 8/8/2032 1,650,000 1,454,493
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 830,071
2,284,564
Thrifts & Mortgage Finance 0 .7%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,468,218
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
BPCE SA,
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 750,000 512,077
1,980,295
Tobacco 0 .4%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 815,973
4.74%, 3/16/2032 200,000 167,699
983,672
Trading Companies & Distributors 0 .4%
GATX Corp. ,
1.90%, 6/1/2031 1,000,000 713,169
3.50%, 6/1/2032 500,000 397,196
1,110,365
Wireless Telecommunication Services 0 .2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 810,000 519,647
Total Corporate Bonds
(cost $90,565,172)
75,797,567
Mortgage-Backed Securities 29 .5%
FHLMC UMBS Pool
Pool# SB8088
1.50%, 2/1/2036 3,758,074 3,201,994
Pool# SD8178
2.50%, 11/1/2051 9,248,633 7,599,220
Pool# QE0799
2.50%, 4/1/2052 8,697,621 7,135,124
Pool# SD8255
3.50%, 10/1/2052 4,984,939 4,386,177
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,292,124 1,170,298
Pool# FM1776
3.00%, 10/1/2034 423,677 391,114
Pool# BC0180
4.00%, 1/1/2046 735,004 683,816
Pool# BC9003
3.00%, 11/1/2046 109,170 95,422
Pool# AS8483
3.00%, 12/1/2046 84,414 73,561
Pool# MA2863
3.00%, 1/1/2047 882,927 764,875
Pool# BM2003
4.00%, 10/1/2047 457,358 427,004
Pool# CA2208
4.50%, 8/1/2048 1,514,560 1,447,405
Pool# CA2469
4.00%, 10/1/2048 654,375 605,975
Pool# BN0906
4.00%, 11/1/2048 1,004,969 930,014
Pool# CA3866
3.50%, 7/1/2049 1,988,935 1,770,521
Pool# BP5783
3.00%, 5/1/2050 5,472,138 4,685,704

Nationwide Bond Fund - October 31, 2022 - Statements of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4210
2.50%, 12/1/2050 1,000,649 825,394
Pool# FS2041
2.00%, 8/1/2051 7,790,147 6,163,021
Pool# MA4491
1.50%, 12/1/2051 1,452,784 1,081,116
Pool# MA4577
2.00%, 4/1/2052 10,726,618 8,464,397
Pool# BU8944
3.00%, 4/1/2052 4,876,741 4,155,239
Pool# MA4732
4.00%, 9/1/2052 7,456,905 6,785,067
Pool# MA4733
4.50%, 9/1/2052 4,934,306 4,632,718
Pool# MA4782
3.50%, 10/1/2052 4,988,590 4,389,637
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 11/25/2037 7,500,000
7,046,484
Total Mortgage-Backed Securities
(cost $90,297,312)
78,911,297
Municipal Bonds 0 .5%
California 0 .2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 567,155
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 699,265
Total Municipal Bonds
(cost $1,316,971)
1,266,420
Purchased Options 0 .0%
†
Number of
Contracts
Call Options 0 .0%
†
Future Interest Rate Options 0 .0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 60,000,000
Exchange Traded 240 1,500
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 62,500,000
Exchange Traded 250 1,563
0
3,063
Total Purchased Options
(cost $284,186) 3,063
U.S. Treasury Obligations 23 .6%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 10,907,500
2.38%, 2/15/2042 6,000,000 4,380,938
3.25%, 5/15/2042 3,500,000 2,959,141
2.25%, 8/15/2046 2,100,000 1,421,273
2.25%, 2/15/2052 9,500,000 6,370,937
2.88%, 5/15/2052 1,750,000 1,358,164
U.S. Treasury Notes
0.25%, 3/15/2024 1,000,000 942,031
0.38%, 4/15/2024 1,000,000 940,117
4.25%, 9/30/2024 (d) 6,000,000 5,969,531
1.00%, 12/15/2024 5,000,000 4,651,953
2.88%, 6/15/2025 2,000,000 1,922,500
3.00%, 7/15/2025 6,000,000 5,778,750
2.63%, 1/31/2026 (f) 4,000,000 3,782,812
2.25%, 2/15/2027 1,000,000 919,062
0.50%, 4/30/2027 2,000,000 1,692,813
2.38%, 5/15/2027 2,000,000 1,841,641
3.25%, 6/30/2027 (d) 2,000,000 1,913,594
4.13%, 9/30/2027 (d) 1,000,000 994,531
1.25%, 3/31/2028 1,000,000 854,844
2.75%, 5/31/2029 2,000,000 1,831,328
3.25%, 6/30/2029 1,000,000 944,219
2.75%, 8/15/2032 (d) 1,000,000 894,844
Total U.S. Treasury Obligations
(cost $69,274,244)
63,272,523
Repurchase Agreement 0 .7%
CF Secured, LLC
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $1,886,533,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$1,924,263. (g)(h) 1,886,375 1,886,375
Total Repurchase Agreement
(cost $1,886,375)
1,886,375
Total Investments
(cost $302,858,588) — 99.0%
265,063,403
Other assets in excess of
liabilities — 1.0% 2,755,142
NET ASSETS — 100.0%
$ 267,818,545
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $66,658,292 which represents 24.89% of net assets.

48 - Statements of Investments - October 31, 2022 - Nationwide Bond Fund
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2022.
(d) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $12,048,983, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,886,375 and by $10,510,112 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.38%, and maturity dates
ranging from 12/15/2022 – 8/15/2052, a total value of
$12,396,487.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $1,886,375.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.90 USD 25,200,000 (37,417) (104,698) (142,115)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.90 USD 6,000,000 (7,359) (26,478) (33,837)
(44,776) (131,176) (175,952)
As of October 31, 2022, the Fund had $458,346 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Nationwide Bond Fund - October 31, 2022 - Statements of Investments - 49
Currency:
USD United States dollar
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 110 12/2022 USD 22,482,110 (183,795)
U.S. Treasury 5 Year Note 36 12/2022 USD 3,837,375 (59,501)
Total long contracts (243,296)
Short Contracts
U.S. Treasury 10 Year Note (9) 12/2022 USD (995,344) 60,939
U.S. Treasury 10 Year Ultra Note (21) 12/2022 USD (2,435,672) 138,325
U.S. Treasury Long Bond (46) 12/2022 USD (5,543,000) 203,827
U.S. Treasury Ultra Bond (3) 12/2022 USD (382,969) 62,243
Total short contracts 465,334
Net contracts 222,038
Currency:
USD United States Dollar
Written Call Options Contracts as of October 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 500 USD 125,000,000 USD 98.63 12/19/2022 (3,125)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 99.63 12/19/2022 (1,500)
Total written call options contracts (4,625)
Total Written Options Contracts (Premiums Received ($223,064)) (4,625)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

50 - Statements of Investments - October 31, 2022 - Nationwide Government Money Market Fund
U.S. Government Agency Securities 26 .2%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.06%), 3.11%,
1/20/2023(a) 8,000,000 8,000,000
(SOFR + 0.06%), 3.11%,
2/9/2023(a) 8,000,000 8,000,000
(SOFR + 0.05%), 3.10%,
2/17/2023(a) 1,500,000 1,500,000
(SOFR + 0.04%), 3.09%,
3/10/2023(a) 2,500,000 2,500,000
(SOFR + 0.04%), 3.09%,
5/19/2023(a) 3,000,000 3,000,000
(SOFR + 0.05%), 3.10%,
4/25/2024(a) 3,000,000 3,000,000
(SOFR + 0.05%), 3.10%,
5/24/2024(a) 2,000,000 2,000,000
(SOFR + 0.10%), 3.15%,
7/18/2024(a) 4,000,000 4,000,000
(SOFR + 0.08%), 3.13%,
7/22/2024(a) 3,000,000 2,999,359
FHLB
3.06%, 11/3/2022 8,000,000 7,998,644
3.11%, 11/16/2022 8,000,000 7,989,700
1.48%, 11/25/2022 4,000,000 3,996,080
(SOFR + 0.04%), 3.09%,
11/25/2022(a) 5,000,000 5,000,000
(SOFR + 0.06%), 3.11%,
12/8/2022(a) 5,000,000 5,000,000
1.57%, 12/9/2022 5,000,000 4,991,767
(SOFR + 0.01%), 3.06%,
12/23/2022(a) 6,000,000 6,000,000
(SOFR + 0.01%), 3.06%,
1/17/2023(a) 5,000,000 5,000,000
(SOFR + 0.03%), 3.08%,
1/19/2023(a) 10,000,000 10,000,000
(SOFR + 0.04%), 3.09%,
1/26/2023(a) 8,000,000 8,000,000
(SOFR + 0.03%), 3.08%,
1/27/2023(a) 4,000,000 4,000,000
(SOFR + 0.04%), 3.09%,
2/17/2023(a) 9,000,000 9,000,000
(SOFR + 0.02%), 3.07%,
3/15/2023(a) 4,000,000 3,999,391
(SOFR + 0.04%), 3.09%,
3/17/2023(a) 6,000,000 6,000,000
(SOFR + 0.03%), 3.08%,
3/21/2023(a) 4,000,000 4,000,000
(SOFR + 0.05%), 3.10%,
3/28/2023(a) 4,000,000 4,000,000
(SOFR + 0.02%), 3.07%,
4/21/2023(a) 5,000,000 5,000,000
(SOFR + 0.06%), 1.00%,
5/1/2023(a) 4,000,000 4,000,000
(SOFR + 0.05%), 3.10%,
5/23/2023(a) 5,000,000 5,000,000
(SOFR + 0.07%), 3.12%,
7/25/2023(a) 3,000,000 3,000,000
Total U.S. Government Agency Securities
(cost $146,974,941)
146,974,941
U.S. Treasury Obligations 9 .2%
Principal
Amount ($) Value ($)
U.S. Treasury Bills
0.24%, 12/1/2022 9,000,000 8,998,233
2.96%, 1/26/2023 5,000,000 4,965,122
4.20%, 2/21/2023 4,000,000 3,948,480
U.S. Treasury Notes
0.13%, 11/30/2022 3,000,000 2,999,599
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 4.09%, 1/31/2023(a) 9,000,000 9,000,153
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 4.07%, 4/30/2023(a) 6,000,000 6,000,045
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
3.97%, 4/30/2024(a) 6,000,000 5,993,220
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 4.08%, 7/31/2024(a) 10,000,000 9,994,329
Total U.S. Treasury Obligations
(cost $51,899,181) 51,899,181
Repurchase Agreements 65 .6%
Banco Santander SA, 3.06%,
dated 10/31/2022, due
11/1/2022, repurchase
price $90,007,650,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.00%, maturing
10/1/2025 - 10/1/2052;
total market value
$91,800,015.(b) 90,000,000 90,000,000
Barclays Capital, Inc., 2.98%,
dated 10/31/2022, due
11/1/2022, repurchase
price $14,001,159,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
3/23/2023 - 5/15/2042;
total market value
$14,280,061.(b) 14,000,000 14,000,000
Canadian Imperial Bank of
Commerce, 3.05%, dated
10/31/2022, due 11/1/2022,
repurchase price
$80,006,778, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.50% - 6.50%, maturing
6/25/2023 - 9/1/2052; total
market value $81,716,204.
(b) 80,000,000 80,000,000

Nationwide Government Money Market Fund - October 31, 2022 - Statements of Investments - 51
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
3.03%, dated 10/31/2022,
due 11/1/2022, repurchase
price $75,006,313,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.50%, maturing 6/26/2023
- 10/1/2052; total market
value $76,500,011.(b) 75,000,000 75,000,000
Nomura Securities Co. Ltd.,
3.00%, dated 10/31/2022,
due 11/1/2022, repurchase
price $10,000,833,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
1/1/2035 - 8/1/2049; total
market value $10,200,015.
(b) 10,000,000 10,000,000
RBC Dominion Securities
Inc., 3.05%, dated
10/31/2022, due 11/1/2022,
repurchase price
$45,003,813, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 5.50%, maturing
6/1/2039 - 10/20/2052;
total market value
$46,237,979.(b) 45,000,000 45,000,000
Royal Bank of Canada,
3.04%, dated 10/31/2022,
due 11/1/2022, repurchase
price $55,004,644,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.50%, maturing 2/14/2023
- 1/20/2052; total market
value $59,282,019.(b) 55,000,000 55,000,000
Total Repurchase Agreements
(cost $369,000,000) 369,000,000
Total Investments
(cost $567,874,122) — 101.0% 567,874,122
Liabilities in excess of other assets — (1.0)% (5,746,549)
NET ASSETS — 100.0%
$562,127,573
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

52 - Statements of Investments - October 31, 2022 - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 1 .9%
Principal
Amount ($) Value ($)
Other 1 .9%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 450,706 401,857
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,815,458
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 237,869
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 237,751
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,131,170
Total Asset-Backed Securities
(cost $4,140,316)
3,824,105
Collateralized Mortgage Obligations 3 .3%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 17,891 18,042
Series 2296, Class H,
6.50%, 3/15/2031 12 11
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 141 141
Series 1993-226, Class PK,
6.00%, 12/25/2023 8,719 8,683
Series 2013-59, Class MX,
2.50%, 9/25/2042 948,890 865,487
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 914,905 797,741
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,453,044
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 2,440,421
Total Collateralized Mortgage Obligations
(cost $7,873,366)
6,583,570
Commercial Mortgage-Backed Security 0 .0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 67,623 62,197
Total Commercial Mortgage-Backed Security
(cost $67,873) 62,197
Mortgage-Backed Securities 0 .9%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,333,956 1,331,417
Pool# 773298
2.63%, 4/1/2035(b) 236,444 230,913
Pool# 813605
2.55%, 7/1/2036(b) 57,616 56,136
Pool# 745769
2.79%, 7/1/2036(b) 82,795 81,620
Total Mortgage-Backed Securities
(cost $1,735,089)
1,700,086
U.S. Government Agency Securities 7 .5%
FFCB, 3.25%, 7/28/2032 5,000,000 4,408,790
FHLB, 5.37%, 9/9/2024 2,615,000 2,645,450
State of Israel AID Bond,
5.50%, 9/18/2023 8,000,000 8,037,612
Total U.S. Government Agency Securities
(cost $16,988,676)
15,091,852
U.S. Treasury Obligations 85 .8%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 6,800,881
3.63%, 4/15/2028 (c) 5,000,000 10,027,782
2.50%, 1/15/2029 (c) 4,750,000 6,852,015
3.88%, 4/15/2029 (c) 3,300,000 6,698,368
0.63%, 2/15/2043 (c) 13,350,000 13,553,924
1.38%, 2/15/2044 (c) 7,500,000 8,678,143
0.75%, 2/15/2045 (c) 3,000,000 2,997,107
1.00%, 2/15/2046 (c) 5,875,000 6,121,221
0.88%, 2/15/2047 (c) 5,000,000 4,924,195
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2025 (c) 9,000,000 9,896,331
0.38%, 7/15/2025 (c) 12,000,000 14,482,721
0.63%, 1/15/2026 (c)(d) 12,500,000 15,024,196
0.13%, 7/15/2026 (c) 3,000,000 3,503,521
0.38%, 7/15/2027 (c) 12,250,000 14,002,909
0.50%, 1/15/2028 (c) 10,500,000 11,860,143
0.75%, 7/15/2028 (c) 4,000,000 4,490,910
0.88%, 1/15/2029 (c) 2,500,000 2,791,861
0.25%, 7/15/2029 (c) 4,000,000 4,224,931
0.13%, 1/15/2030 (c) 1,000,000 1,030,201
0.13%, 1/15/2031 (c) 4,250,000 4,281,528
0.13%, 7/15/2031 (c) 14,750,000 14,362,602

Nationwide Inflation-Protected Securities Fund - October 31, 2022 - Statements of Investments - 53
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2032 (c) 5,250,000 4,897,802
Total U.S. Treasury Obligations
(cost $187,483,334)
171,503,292
Total Investments
(cost $218,288,654) — 99.4%
198,765,102
Other assets in excess of
liabilities — 0.6% 1,203,180
NET ASSETS — 100.0%
$ 199,968,282
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $9,515,311 which represents 4.76% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2022.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury Long Bond (65) 12/2022 USD (7,832,500) 602,500
Net contracts 602,500
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

54 - Statements of Investments - October 31, 2022 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 10 .1%
Principal
Amount ($) Value ($)
Automobiles 8 .6%
American Credit Acceptance
Receivables Trust
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 550,795 547,225
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 640,697 624,803
AmeriCredit Automobile
Receivables Trust
Series 2019-2, Class B,
2.54%, 7/18/2024 42,367 42,321
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 155,327
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 610,725
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 746,621
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 508,237
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 938,813
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 1,690,000 1,589,729
Series 2022-P3, Class A3,
4.61%, 11/10/2027 270,000 261,847
Series 2021-N2, Class B,
0.75%, 3/10/2028 148,207 137,297
Series 2021-N4, Class C,
1.72%, 9/11/2028 480,000 457,950
Credit Acceptance Auto Loan
Trust
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 449,935 443,876
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 618,848
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 536,805
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 586,941
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 530,000 493,483
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,359,905
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 825,653 794,476
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 216,250 215,644
Series 2021-2, Class B,
0.58%, 12/15/2025 840,000 829,154
Series 2021-3, Class B,
1.11%, 5/15/2026 735,000 711,573
DT Auto Owner Trust
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 158,311
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 292,998 289,444
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 494,957
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 635,961
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,012,532
Enterprise Fleet Financing
LLC, Series 2022-3, Class
A2, 4.38%, 7/20/2029(a) 290,000 284,716
Exeter Automobile
Receivables Trust
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 193,847 193,147
Series 2021-2A, Class B,
0.57%, 9/15/2025 385,324 381,158
Series 2021-4A, Class B,
1.05%, 5/15/2026 1,140,000 1,094,350
Series 2022-3A, Class B,
4.86%, 12/15/2026 945,000 923,433
Series 2022-5A, Class B,
5.97%, 3/15/2027 1,115,000 1,108,099
Flagship Credit Auto Trust
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 75,858 75,623
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 63,296 62,802
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 114,255
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 471,422
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 785,070
Series 2021-3, Class B,
0.95%, 7/15/2027(a) 375,000 347,706
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,810,119
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 860,342
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 635,000 605,144
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 525,000 511,395
GLS Auto Receivables Issuer
Trust
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 44,883 44,837
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 258,664 257,559
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 545,000 525,130
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 420,581
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,570,000 1,490,447

Nationwide Loomis Core Bond Fund - October 31, 2022 - Statements of Investments - 55
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 97,998 96,828
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 298,960
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 100,000 98,903
Prestige Auto Receivables
Trust, Series 2021-
1A, Class C, 1.53%,
2/15/2028(a) 680,000 619,722
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 380,539
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 556,186 548,958
Series 2022-1, Class B,
2.36%, 8/17/2026 975,000 938,618
Series 2022-5, Class B,
4.43%, 3/15/2027 460,000 445,019
Series 2022-3, Class B,
4.13%, 8/16/2027 975,000 924,933
Series 2022-4, Class B,
4.42%, 11/15/2027 860,000 827,247
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 364,016
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 315,000 307,856
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 490,000 480,723
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 365,463
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 295,581
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,589,239
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 598,303
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,565,223
World Omni Select Auto Trust
Series 2020-A, Class A3,
0.55%, 7/15/2025 225,174 223,205
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 547,670
39,687,146
Equipment Loans & Leases 0 .1%
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 645,000 602,511
Other 1 .2%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 624,530
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 620,393 559,691
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 223,100 221,079
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 95,489 91,188
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,135,304
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,920,000 1,790,086
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 892,800 835,522
5,257,400
Student Loan 0 .2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 273,937 259,400
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 249,228 224,622
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 289,810 256,740
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 106,872 93,283
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 185,138 180,151
1,014,196
Total Asset-Backed Securities
(cost $48,826,509)
46,561,253

56 - Statements of Investments - October 31, 2022 - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations 6 .5%
Principal
Amount ($) Value ($)
FHLMC REMICS
Series 5065, Class HI, IO,
4.94%, 4/15/2042(b) 2,000,093 359,361
Series 5115, Class FD,
3.04%, 8/15/2043(b) 2,236,648 2,073,475
Series 5065, Class EI, IO,
5.43%, 11/25/2044(b) 443,665 97,455
Series 5094, Class , IO,
1.57%, 12/15/2048(b) 892,094 64,917
Series 5214, Class BI, IO,
0.91%, 4/25/2052(b) 127,104 5,302
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 35,539
FNMA REMICS
Series 2004-29, Class PS,
IO, 4.01%, 5/25/2034(b) 1,150,488 128,994
Series 2016-32, Class SA,
IO, 2.51%, 10/25/2034(b) 5,486,896 359,750
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,045,825 424,075
Series 2010-57, Class SA,
IO, 2.86%, 6/25/2040(b) 1,580,879 137,351
Series 2010-63, Class SA,
IO, 2.91%, 6/25/2040(b) 1,379,881 118,327
Series 2010-118, Class SN,
IO, 3.01%, 10/25/2040(b) 7,024,408 707,011
Series 2013-18, Class FB,
3.94%, 10/25/2041(b) 135,168 134,788
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 298,367 47,904
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 233,166 26,391
Series 2018-4, Class FM,
3.89%, 2/25/2048(b) 306,777 294,705
Series 2019-31, Class FA,
3.99%, 7/25/2049(b) 1,349,553 1,325,562
Series 2021-24, Class , IO,
1.17%, 3/25/2059(b) 3,749,071 279,426
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,618,631 3,800,101
Series 2019-21, Class , IO,
4.50%, 2/20/2049 4,217,682 671,308
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 488,530 36,793
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 173,113 19,158
Series 2012-H20, Class PT,
3.85%, 7/20/2062(b) 512,512 510,903
Series 2018-H02, Class ZJ,
4.54%, 10/20/2064(b) 554,370 540,896
Series 2017-H12, Class EZ,
4.68%, 6/20/2066(b) 652,181 645,907
Series 2017-H13, Class JZ,
5.04%, 5/20/2067(b) 133,536 133,522
Series 2017-H22, Class FD,
2.83%, 11/20/2067(b) 46,143 45,388
Series 2017-H25, Class FD,
2.78%, 12/20/2067(b) 67,724 66,503
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-H08, Class IA,
IO, 1.96%, 1/20/2068(b) 645,035 46,572
Series 2019-H01, Class FT,
3.03%, 10/20/2068(b) 4,868,817 4,829,228
Series 2019-H07, Class BZ,
4.28%, 1/20/2069(b) 4,304,389 4,025,962
Series 2019-H05, Class FT,
3.76%, 4/20/2069(b) 3,371,936 3,373,411
Series 2019-H13, Class FT,
3.78%, 8/20/2069(b) 508,075 507,787
Series 2019-H18, Class DF,
3.03%, 10/20/2069(b) 502,886 495,658
Series 2021-H03, Class ,
IO, 1.90%, 4/20/2070(b) 5,991,431 24,343
Series 2022-H09, Class GF,
3.61%, 4/20/2072(b) 2,667,121 2,641,923
Series 2022-H22, Class FE,
3.64%, 9/20/2072(b) 1,000,000 990,214
Total Collateralized Mortgage Obligations
(cost $32,974,335)
30,025,910
Commercial Mortgage-Backed Securities 10 .4%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 843,017
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,643,433
Series 2022-BNK40, Class
A4, 3.39%, 3/15/2064(b) 790,000 663,400
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,163,688
BBCMS Mortgage Trust
Series 2020-BID, Class A,
5.55%, 10/15/2037(a)(b) 1,095,000 1,072,098
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,164,912
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 933,988
BPR Trust
Series 2021-NRD, Class A,
4.94%, 12/15/2023(a)(b) 815,000 759,775
Series 2022-OANA, Class
A, 5.27%, 4/15/2037(a)(b) 605,000 586,172
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 765,860
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 104,902 89,566
Commercial Mortgage Trust,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 3,253,199 3,236,892

Nationwide Loomis Core Bond Fund - October 31, 2022 - Statements of Investments - 57
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 629,022
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 300,741
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 830,000 746,229
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 483,471 42,595
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,768,806 131,857
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,874,047 113,469
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,260,000 145,509
Series K-150, Class X1, IO,
0.45%, 9/25/2032(b) 5,430,000 143,535
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 9,058,878 42,118
Series K157, Class A3,
3.99%, 8/25/2033(b) 1,870,000 1,717,948
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 966,238 61,381
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,807,791 231,996
Series K146, Class X1, IO,
0.23%, 6/25/2054(b) 5,009,545 99,625
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,604,005 69,197
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,479,391 37,556
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.90%, 6/25/2028(b) 697,192 47,637
Series 2020-M37, Class X,
IO, 1.05%, 4/25/2032(b) 1,228,535 70,187
Series 2020-M43, Class X1,
IO, 2.08%, 8/25/2034(b) 5,615,723 600,905
Series 2020-M36, Class X1,
IO, 1.49%, 9/25/2034(b) 918,798 74,013
GNMA REMICS
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 10,276,587 345,864
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 823,196 50,227
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,876,393 175,019
Series 2021-20, Class , IO,
1.13%, 8/16/2062(b) 2,963,401 227,541
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,743,607 194,637
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,537,238 165,565
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,446,488 96,827
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,245,250 147,174
Series 2021-12, Class , IO,
0.97%, 3/16/2063(b) 3,100,512 216,680
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,383,164 188,364
Series 2021-144, Class , IO,
0.82%, 4/16/2063(b) 3,975,040 261,453
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 3,060,641 213,722
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,511,555 250,021
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 4,033,139 283,100
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 4,142,971 256,510
Series 2021-10, Class , IO,
0.98%, 5/16/2063(b) 694,247 51,532
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,859,668 265,434
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,731,310 241,012
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,095,655 142,651
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,507,771 182,342
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,035,000 960,600
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 235,000 212,655
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,042,649
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 342,902
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,745,379
Med Trust, Series 2021-
MDLN, Class A, 4.36%,
11/15/2038(a)(b) 755,000 719,079
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,112,383
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
4.93%, 2/15/2039(a)(b) 1,495,000 1,419,428
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 4.88%,
11/15/2027(a)(b) 655,893 448,453
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 2,590,940 2,577,944

58 - Statements of Investments - October 31, 2022 - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,393,144
Wells Fargo Commercial
Mortgage Trust
Series 2013-LC12, Class
A4, 4.22%, 7/15/2046(b) 1,505,000 1,486,012
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,678,710
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,216,469
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,400,231
Total Commercial Mortgage-Backed
Securities
(cost $53,130,709) 47,940,034
Corporate Bonds 49 .8%
Aerospace & Defense 0 .3%
Lockheed Martin Corp. ,
5.70%, 11/15/2054 1,170,000 1,178,732
Auto Components 0 .3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 284,420
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 953,470
1,237,890
Automobiles 1 .0%
General Motors Co. ,
5.40%, 10/15/2029 680,000 630,288
Hyundai Capital America ,
2.10%, 9/15/2028(a) 1,085,000 836,364
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 373,529
Stellantis Finance US, Inc. ,
6.38%, 9/12/2032(a) 1,755,000 1,625,066
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 461,328
4.35%, 6/8/2027(a) 970,000 899,376
4,825,951
Banks 17 .2%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(c) 1,000,000 777,151
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 1,685,000 1,671,623
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 825,762
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 925,000 849,686
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,200,000 1,150,804
Banco Santander SA ,
3.89%, 5/24/2024 1,400,000 1,357,386
5.29%, 8/18/2027 1,400,000 1,291,081
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 1,425,000 1,338,700
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 607,476
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 1,260,000 1,215,410
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 1,495,000 1,214,215
Bank of Montreal ,
Series H, 4.70%, 9/14/2027 2,284,000 2,187,648
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 937,879
2.29%, 1/27/2027(a) 1,195,000 1,047,254
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 390,000 371,635
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 985,000 921,673
4.75%, 7/13/2027(a) 1,300,000 1,227,044
Barclays plc ,
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 519,016
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 1,490,000 1,375,379
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
0.00%, 11/2/2033(c) 1,620,000 1,616,450
BNP Paribas SA ,
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 1,065,000 820,062
Canadian Imperial Bank of
Commerce ,
3.95%, 8/4/2025 1,490,000 1,430,132
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 364,647
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 499,376

Nationwide Loomis Core Bond Fund - October 31, 2022 - Statements of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 1,330,000 1,198,500
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 563,066
Commonwealth Bank of
Australia ,
2.55%, 3/14/2027(a) 500,000 449,076
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 990,000 831,554
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,235,481
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,101,390
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(c) 765,000 729,264
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 856,890
DNB Bank ASA ,
2.15%, 12/2/2022(a) 200,000 199,634
(United States SOFR
Compounded Index
+ 0.81%), 2.97%,
3/28/2025(a)(c) 1,600,000 1,530,719
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 962,236
(United States SOFR
Compounded Index
+ 1.95%), 5.90%,
10/9/2026(a)(c) 2,405,000 2,369,212
Fifth Third Bancorp ,
(SOFR + 2.19%), 6.36%,
10/27/2028(c) 1,850,000 1,857,595
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 1,330,000 1,219,854
HSBC Holdings plc ,
(SOFR + 2.61%), 5.21%,
8/11/2028(c) 1,835,000 1,680,199
(SOFR + 4.25%), 0.00%,
11/3/2033(c) 1,605,000 1,602,286
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 860,000 800,589
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 770,000 738,195
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 905,000 843,648
KeyBank NA ,
4.15%, 8/8/2025 695,000 671,161
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 894,226
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.72%, 8/11/2026(c) 1,525,000 1,442,883
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(c) 775,000 736,943
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.35%, 9/13/2028(c) 1,240,000 1,195,622
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.40%),
5.67%, 9/13/2033(c) 735,000 687,973
National Bank of Canada ,
3.75%, 6/9/2025 1,580,000 1,523,196
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 2,165,000 1,823,773
5.38%, 9/22/2027(a) 905,000 872,051
Norinchukin Bank (The) ,
4.87%, 9/14/2027(a)(d) 1,180,000 1,144,626
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(c) 1,600,000 1,607,710
Royal Bank of Canada ,
6.00%, 11/1/2027 2,335,000 2,348,528
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,377,230
(SOFR + 2.33%), 5.81%,
9/9/2026(c) 590,000 571,402
Societe Generale SA ,
4.68%, 6/15/2027(a) 765,000 719,957
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
2.61%, 1/12/2028(a)(c) 595,000 491,302
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
2.68%, 6/29/2032(a)(c) 640,000 446,641

60 - Statements of Investments - October 31, 2022 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 1,560,000 1,237,720
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a)(d) 1,505,000 1,408,761
2.55%, 3/10/2025(a) 280,000 260,910
Swedbank AB ,
3.36%, 4/4/2025(a) 925,000 879,240
5.34%, 9/20/2027(a) 1,495,000 1,422,716
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 1,670,000 1,599,583
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 440,000 354,870
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 1,270,000 1,131,007
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 934,687
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 580,000 528,158
(SOFR + 2.09%), 5.85%,
10/21/2033(c) 1,480,000 1,475,006
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 1,715,000 1,649,789
Westpac Banking Corp. ,
1.95%, 11/20/2028 515,000 426,442
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.68%),
5.41%, 8/10/2033(c) 1,345,000 1,169,718
79,420,708
Beverages 0 .4%
Brown-Forman Corp. ,
3.50%, 4/15/2025(d) 390,000 376,541
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,790,000 1,669,077
2,045,618
Building Products 0 .2%
Fortune Brands Home &
Security, Inc. ,
4.50%, 3/25/2052 1,130,000 745,563
Capital Markets 7 .0%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 42,184
2.88%, 6/15/2028(d) 870,000 679,396
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 905,000 518,500
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 713,336
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The) ,
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 1,090,000 1,091,566
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 335,000 276,733
Blackstone Holdings Finance
Co. LLC ,
5.90%, 11/3/2027(a) 1,230,000 1,227,479
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 2,180,000 1,789,388
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 940,000 717,846
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 915,000 690,483
Credit Suisse AG ,
5.00%, 7/9/2027 1,875,000 1,686,274
Credit Suisse Group AG ,
(SOFR + 3.70%), 6.44%,
8/11/2028(a)(c) 1,900,000 1,714,904
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(c) 1,230,000 1,172,300
5.37%, 9/9/2027 1,235,000 1,171,232
FS KKR Capital Corp. ,
3.13%, 10/12/2028 1,055,000 807,992
Goldman Sachs Group, Inc.
(The) ,
5.70%, 11/1/2024 945,000 945,063
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 770,000 654,216
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,100,000 915,527
Hercules Capital, Inc. ,
3.38%, 1/20/2027 1,215,000 1,005,996
JAB Holdings BV ,
4.50%, 4/8/2052(a) 685,000 424,369
KKR Group Finance Co. XII
LLC ,
4.85%, 5/17/2032(a) 320,000 291,324
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 14,000
Macquarie Group Ltd. ,
(SOFR + 2.87%), 5.49%,
11/9/2033(a)(c) 915,000 819,816
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,205,000 1,022,559
Morgan Stanley ,
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 1,665,000 1,688,352
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 880,000 789,382

Nationwide Loomis Core Bond Fund - October 31, 2022 - Statements of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 2,155,000 1,838,418
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,040,617
6.13%, 11/2/2032 1,140,000 1,140,929
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 200,000 186,347
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 210,000 191,862
4.25%, 1/15/2026 490,000 443,136
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025 845,000 796,820
7.75%, 9/16/2027(a) 210,000 204,709
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 1,525,000 1,360,436
State Street Corp. ,
(SOFR + 0.56%), 1.68%,
11/18/2027(c)(d) 445,000 385,034
UBS AG ,
1.38%, 1/13/2025(a) 465,000 425,439
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.05%),
4.70%, 8/5/2027(a)(c) 1,835,000 1,705,349
32,589,313
Chemicals 0 .2%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 542,193
5.00%, 6/30/2032 465,000 415,082
957,275
Consumer Finance 3 .1%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 818,368
Ally Financial, Inc. ,
4.75%, 6/9/2027(d) 1,885,000 1,722,868
American Express Co. ,
5.85%, 11/5/2027 870,000 869,374
(SOFR + 1.76%), 4.42%,
8/3/2033(c) 1,275,000 1,129,324
American Honda Finance
Corp. ,
2.25%, 1/12/2029 905,000 753,770
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 540,662
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 61,578
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 415,000 285,465
(SOFR + 1.27%), 2.62%,
11/2/2032(c) 270,000 196,869
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Caterpillar Financial Services
Corp. ,
3.60%, 8/12/2027 1,530,000 1,435,172
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,390,000 1,378,214
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 535,000 496,571
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a)(d) 410,000 371,938
John Deere Capital Corp. ,
4.15%, 9/15/2027 665,000 639,153
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 724,710
Synchrony Financial ,
4.88%, 6/13/2025 1,700,000 1,633,330
Toyota Motor Credit Corp. ,
4.55%, 9/20/2027 1,180,000 1,147,780
14,205,146
Containers & Packaging 0 .1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 524,168
Distributors 0 .1%
Ferguson Finance plc ,
4.65%, 4/20/2032(a) 735,000 638,667
Diversified Financial Services 1 .5%
AIG Global Funding ,
0.65%, 6/17/2024(a) 1,060,000 984,766
0.90%, 9/22/2025(a) 1,010,000 888,208
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 971,946
EDP Finance BV ,
6.30%, 10/11/2027(a) 545,000 542,032
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 768,377
Jackson Financial, Inc. ,
4.00%, 11/23/2051 455,000 273,947
ORIX Corp. ,
3.25%, 12/4/2024 635,000 606,967
5.20%, 9/13/2032 835,000 775,389
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 233,392
Synchrony Bank ,
5.40%, 8/22/2025 890,000 860,320
6,905,344
Electric Utilities 2 .1%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 170,109
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 810,000 742,257
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027 700,000 698,145

62 - Statements of Investments - October 31, 2022 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 587,407
Edison International ,
4.70%, 8/15/2025 1,790,000 1,728,348
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 963,459
Entergy Texas, Inc. ,
3.45%, 12/1/2027 70,000 63,539
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 417,279
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 554,060
NextEra Energy Capital
Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
3.80%, 3/15/2082(c) 615,000 468,577
Pacific Gas and Electric Co. ,
(United States SOFR
Compounded Index
+ 1.15%), 4.21%,
11/14/2022(c) 185,000 184,870
4.95%, 6/8/2025 905,000 877,157
Southern California Edison
Co. ,
(SOFR + 0.47%), 3.53%,
12/2/2022(c) 1,310,000 1,309,394
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,124,596
9,889,197
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 214,368
Avnet, Inc. ,
5.50%, 6/1/2032 690,000 616,367
CDW LLC ,
3.28%, 12/1/2028 1,425,000 1,157,389
Flex Ltd. ,
4.88%, 6/15/2029 210,000 187,742
Jabil, Inc. ,
4.25%, 5/15/2027 225,000 208,645
2,384,511
Entertainment 0 .1%
Warnermedia Holdings, Inc. ,
5.14%, 3/15/2052(a) 730,000 509,699
Equity Real Estate Investment Trusts (REITs) 1 .1%
Crown Castle, Inc. ,
2.90%, 3/15/2027 770,000 678,986
Digital Realty Trust LP ,
5.55%, 1/15/2028 1,320,000 1,283,067
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Extra Space Storage LP ,
3.90%, 4/1/2029 365,000 320,143
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 1,405,000 1,319,377
Office Properties Income
Trust ,
4.50%, 2/1/2025 405,000 336,748
2.40%, 2/1/2027 300,000 206,151
3.45%, 10/15/2031 580,000 355,257
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 390,214
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030(d) 370,000 279,030
5,168,973
Food Products 0 .5%
JBS USA LUX SA ,
5.75%, 4/1/2033(a) 670,000 603,764
6.50%, 12/1/2052(a) 1,250,000 1,097,100
Nestle Holdings, Inc. ,
4.70%, 1/15/2053(a) 635,000 569,887
Viterra Finance BV ,
2.00%, 4/21/2026(a) 300,000 253,273
2,524,024
Gas Utilities 0 .2%
Atmos Energy Corp. ,
5.75%, 10/15/2052 620,000 601,187
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 442,117
1,043,304
Health Care Providers & Services 0 .2%
Cigna Corp. ,
3.75%, 7/15/2023 327,000 323,626
CVS Health Corp. ,
4.30%, 3/25/2028 148,000 138,872
McKesson Corp. ,
1.30%, 8/15/2026(d) 480,000 412,297
874,795
Hotels, Restaurants & Leisure 0 .4%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 318,462
Marriott International, Inc. ,
Series Z, 4.15%,
12/1/2023(d) 590,000 583,016
5.00%, 10/15/2027 855,000 822,909
1,724,387
Household Durables 0 .1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 950,000 473,623
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 732,376

Nationwide Loomis Core Bond Fund - October 31, 2022 - Statements of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0 .2%
Honeywell International, Inc. ,
5.00%, 2/15/2033 1,145,000 1,134,503
Insurance 4 .2%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 587,039
Assurant, Inc. ,
4.20%, 9/27/2023(d) 425,000 421,026
Athene Global Funding ,
2.50%, 3/24/2028(a) 1,115,000 916,960
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 960,000 914,003
1.75%, 1/13/2025(a) 955,000 869,934
CNO Global Funding ,
2.65%, 1/6/2029(a) 1,520,000 1,251,057
Equitable Financial Life Global
Funding ,
1.80%, 3/8/2028(a) 520,000 427,825
Everest Reinsurance
Holdings, Inc. ,
3.13%, 10/15/2052 1,535,000 890,048
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 855,167
2.00%, 9/20/2028(a) 1,020,000 811,752
Fairfax Financial Holdings
Ltd. ,
5.63%, 8/16/2032(a) 540,000 488,986
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 465,000 442,373
2.25%, 1/6/2027(a) 1,515,000 1,302,699
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,074,957
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 440,693
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 1,470,000 1,348,997
3.88%, 6/11/2025(a) 195,000 186,444
Manulife Financial Corp. ,
3.70%, 3/16/2032 265,000 225,835
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 420,000 407,223
Pacific LifeCorp ,
5.40%, 9/15/2052(a) 880,000 777,896
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 1,060,000 969,979
4.71%, 7/6/2027(a) 1,240,000 1,186,596
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 220,942
2.75%, 5/7/2025(a) 1,270,000 1,179,282
RGA Global Funding ,
2.70%, 1/18/2029(a) 1,160,000 956,165
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 474,618
19,628,496
Internet & Direct Marketing Retail 0 .1%
Prosus NV ,
4.99%, 1/19/2052(a) 665,000 412,892
IT Services 0 .8%
DXC Technology Co. ,
2.38%, 9/15/2028 1,545,000 1,271,376
Fidelity National Information
Services, Inc. ,
5.63%, 7/15/2052 650,000 568,022
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 787,427
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 638,836
1.35%, 3/15/2026 235,000 201,183
3,466,844
Leisure Products 0 .1%
Brunswick Corp. ,
4.40%, 9/15/2032 650,000 516,547
Machinery 0 .9%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 546,851
3.95%, 5/23/2025 1,540,000 1,474,759
5.45%, 10/14/2025 640,000 632,943
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 348,448
Komatsu Finance America,
Inc. ,
5.50%, 10/6/2027(a) 720,000 719,158
Timken Co. (The) ,
4.50%, 12/15/2028(d) 530,000 487,244
4,209,403
Media 0 .2%
Comcast Corp. ,
5.35%, 11/15/2027 475,000 474,786
Paramount Global ,
6.88%, 4/30/2036 440,000 410,208
884,994
Metals & Mining 0 .2%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 284,111
Nucor Corp. ,
3.95%, 5/23/2025 640,000 619,850
903,961
Multi-Utilities 0 .9%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 630,214
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 405,000 386,459
DTE Energy Co. ,
4.22%, 11/1/2024(f) 1,595,000 1,557,340

64 - Statements of Investments - October 31, 2022 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Puget Energy, Inc. ,
4.22%, 3/15/2032(d) 470,000 400,948
Sempra Energy ,
3.70%, 4/1/2029 495,000 436,371
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.12%, 4/1/2052(c) 970,000 729,925
4,141,257
Oil, Gas & Consumable Fuels 0 .5%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032 515,000 408,207
MPLX LP ,
4.95%, 3/14/2052 435,000 336,281
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 440,772
Targa Resources Corp. ,
6.25%, 7/1/2052 645,000 576,418
Williams Cos., Inc. (The) ,
5.30%, 8/15/2052 625,000 526,544
2,288,222
Pharmaceuticals 0 .1%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 584,447
Road & Rail 0 .6%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 476,236
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,297,947
4.00%, 7/15/2025(a) 400,000 380,009
Ryder System, Inc. ,
4.63%, 6/1/2025 745,000 723,060
2,877,252
Semiconductors & Semiconductor Equipment 1 .3%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 640,228
Intel Corp. ,
4.90%, 8/5/2052 655,000 539,944
Marvell Technology, Inc. ,
4.20%, 6/22/2023 940,000 933,111
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 838,798
0.97%, 2/15/2024 240,000 225,787
Micron Technology, Inc. ,
6.75%, 11/1/2029(d) 1,215,000 1,215,698
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 320,000 291,808
QUALCOMM, Inc. ,
4.50%, 5/20/2052 1,340,000 1,111,610
5,796,984
Software 0 .1%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 563,907
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0 .4%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 767,518
4.50%, 10/1/2025 675,000 648,441
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 432,908
1,848,867
Technology Hardware, Storage & Peripherals 0 .5%
HP, Inc. ,
4.75%, 1/15/2028 1,245,000 1,163,176
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 483,633
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 667,736
Western Digital Corp. ,
3.10%, 2/1/2032 130,000 90,016
2,404,561
Textiles, Apparel & Luxury Goods 0 .1%
Tapestry, Inc. ,
3.05%, 3/15/2032(d) 300,000 220,721
Thrifts & Mortgage Finance 0 .7%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,286,852
4.85%, 7/27/2027(a) 1,860,000 1,763,425
3,050,277
Tobacco 0 .3%
BAT Capital Corp. ,
7.75%, 10/19/2032 725,000 741,237
Imperial Brands Finance plc ,
6.13%, 7/27/2027(a) 755,000 728,650
1,469,887
Trading Companies & Distributors 0 .7%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 507,347
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 667,935
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 821,921
GATX Corp. ,
4.90%, 3/15/2033 400,000 355,429
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 665,878
3,018,510
Wireless Telecommunication Services 0 .1%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 556,657
Total Corporate Bonds
(cost $259,187,662)
230,578,453

Nationwide Loomis Core Bond Fund - October 31, 2022 - Statements of Investments - 65
Foreign Government Security 0 .2%
Principal
Amount ($) Value ($)
MEXICO 0.2%
United Mexican States,
4.88%, 5/19/2033 945,000 831,430
Total Foreign Government Security
(cost $927,514)
831,430
Mortgage-Backed Securities 17 .5%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,187,011 1,792,159
Pool# SD8205
2.50%, 4/1/2052 3,433,587 2,813,660
Pool# QE0764
3.00%, 4/1/2052 5,461,932 4,645,966
FNMA Pool# BS2927 ,
1.82%, 9/1/2033 2,155,000
1,595,868
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,435,448 1,239,518
Pool# MA3275
3.00%, 2/1/2048 1,312,344 1,132,260
Pool# MA4562
2.00%, 3/1/2052 2,214,843 1,748,382
Pool# MA4653
3.00%, 7/1/2052 5,457,936 4,642,192
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.00%, 12/25/2037 468,000
446,318
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 11/25/2052 3,000,000 2,549,297
3.50%, 11/25/2052 23,081,000 20,283,992
4.00%, 11/25/2052 20,210,000 18,368,679
4.50%, 11/25/2052 5,500,000 5,158,828
5.50%, 12/25/2052 6,000,000 5,905,515
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 173 173
Pool# 369270
6.50%, 12/15/2023 490 504
Pool# 354696
6.50%, 12/15/2023 322 331
Pool# 368677
7.50%, 1/15/2024 1,087 1,089
Pool# 359986
7.50%, 1/15/2024 157 157
Pool# 362734
7.50%, 1/15/2024 56 56
Pool# 371909
6.50%, 2/15/2024 904 930
Pool# 442138
8.00%, 11/15/2026 10,150 10,353
Pool# 399109
7.50%, 2/15/2027 4,660 4,696
Pool# 445661
7.50%, 7/15/2027 1,989 1,993
Pool# 443887
7.50%, 8/15/2027 3,394 3,400
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 455381
7.50%, 8/15/2027 2,176 2,210
Pool# 450591
7.50%, 8/15/2027 360 361
Pool# 453295
7.50%, 8/15/2027 181 181
Pool# 446699
6.00%, 8/15/2028 5,195 5,297
Pool# 482748
6.00%, 9/15/2028 23,768 24,237
Pool# 460906
6.00%, 9/15/2028 1,501 1,529
Pool# 476969
6.50%, 1/15/2029 13,108 13,485
Pool# 781029
6.50%, 5/15/2029 41,219 42,406
GNMA TBA
3.50%, 11/15/2052 5,000,000 4,474,558
4.00%, 11/15/2052 3,340,000 3,077,445
4.50%, 11/15/2052 1,250,000 1,184,570
Total Mortgage-Backed Securities
(cost $84,331,029)
81,172,595
U.S. Treasury Obligations 5 .6%
U.S. Treasury Bonds
2.25%, 8/15/2049 11,385,000 7,739,132
1.63%, 11/15/2050 (d) 1,485,000 849,234
1.88%, 2/15/2051 1,520,000 930,584
2.25%, 2/15/2052 9,935,000 6,662,659
2.88%, 5/15/2052 785,000 609,234
3.00%, 8/15/2052 4,080,000 3,267,188
U.S. Treasury Notes, 2.75%,
8/15/2032 6,735,000 6,026,772
Total U.S. Treasury Obligations
(cost $33,074,676)
26,084,803
Short-Term Investments 11 .5%
U.S. Treasury Obligations 11 .5%
U.S. Treasury Bills
3.96%, 1/26/2023 5,000,000 4,952,371
3.33%, 3/2/2023 1,000,000 986,287
2.99%, 5/18/2023 48,495,000 47,384,434
Total U.S. Treasury Obligations
(cost $53,656,701)
53,323,092
Total Short-Term Investments
(cost $53,656,701)
53,323,092

66 - Statements of Investments - October 31, 2022 - Nationwide Loomis Core Bond Fund
Repurchase Agreement 1 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $4,534,236,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$4,624,920. (g)(h) 4,533,858 4,533,858
Total Repurchase Agreement
(cost $4,533,858)
4,533,858
Total Investments
(cost $570,642,993) — 112.6%
521,051,428
Liabilities in excess of other
assets — (12.6)% (58,282,399)
NET ASSETS — 100.0%
$ 462,769,029
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $132,946,665 which represents 28.73% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(d) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $5,452,937, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,533,858 and by $1,100,512 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.38%, and maturity dates
ranging from 12/15/2022 – 8/15/2052, a total value of
$5,634,370.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $4,533,858.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - October 31, 2022 - Statements of Investments - 67
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 35 12/2022 USD 3,730,781 (142,746)
U.S. Treasury 10 Year Note 14 12/2022 USD 1,548,312 (96,431)
U.S. Treasury 10 Year Ultra Note 31 12/2022 USD 3,595,516 (294,086)
U.S. Treasury Long Bond 209 12/2022 USD 25,184,500 (3,045,100)
U.S. Treasury Ultra Bond 98 12/2022 USD 12,510,313 (49,029)
Net contracts (3,627,392)
As of October 31, 2022, the Fund had $1,600,230 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

68 - Statements of Investments - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 16 .9%
Principal
Amount ($) Value ($)
Automobiles 13 .6%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 120,121 119,784
American Credit Acceptance
Receivables Trust, Series
2021-3, Class B, 0.66%,
2/13/2026(a) 183,598 182,408
AmeriCredit Automobile
Receivables Trust
Series 2019-2, Class B,
2.54%, 7/18/2024 24,390 24,364
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 24,270
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 238,379
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 171,041
Avid Automobile Receivables
Trust, Series 2021-1, Class
A, 0.61%, 1/15/2025(a) 49,306 48,980
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 546,044
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 166,577 160,084
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 515,000 484,444
Series 2022-P3, Class A3,
4.61%, 11/10/2027 70,000 67,886
Series 2021-N2, Class B,
0.75%, 3/10/2028 52,073 48,239
Series 2021-N4, Class A1,
0.83%, 9/11/2028 288,909 280,109
Series 2021-N4, Class C,
1.72%, 9/11/2028 150,000 143,110
CIG Auto Receivables Trust,
Series 2021-1A, Class A,
0.69%, 4/14/2025(a) 133,770 130,894
Credit Acceptance Auto Loan
Trust
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 185,267 182,772
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 258,254
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 255,000 237,431
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 625,000 624,957
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 281,334 270,710
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 73,650 73,444
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-3, Class B,
1.11%, 5/15/2026 235,000 227,510
DT Auto Owner Trust
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 4,402 4,395
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 131,849 130,250
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 217,286
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 169,838
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 299,547
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 159,611
Enterprise Fleet Financing
LLC, Series 2022-3, Class
A2, 4.38%, 7/20/2029(a) 140,000 137,449
Exeter Automobile
Receivables Trust
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 88,547 88,228
Series 2020-3A, Class C,
1.32%, 7/15/2025 139,051 137,354
Series 2021-2A, Class B,
0.57%, 9/15/2025 134,175 132,724
Series 2022-4A, Class A3,
4.33%, 2/17/2026 235,000 231,692
Series 2021-4A, Class B,
1.05%, 5/15/2026 365,000 350,384
Series 2022-3A, Class B,
4.86%, 12/15/2026 320,000 312,697
Series 2022-5A, Class B,
5.97%, 3/15/2027 360,000 357,772
First Investors Auto Owner
Trust
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 38,014 37,468
Series 2022-1A, Class C,
3.13%, 5/15/2028(a) 350,000 321,997
Flagship Credit Auto Trust
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 232,522 231,801
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 73,766 73,162
Series 2022-1, Class A,
1.79%, 10/15/2026(a) 426,811 410,017
Series 2022-3, Class A3,
4.55%, 4/15/2027(a) 385,000 376,229
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 164,998
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 505,000 505,045
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 115,249 114,904
Series 2020-C, Class A3,
0.41%, 7/15/2025 216,689 210,728

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Statements of Investments - 69
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-A, Class A3,
0.30%, 8/15/2025 411,924 399,039
Foursight Capital Automobile
Receivables Trust
Series 2022-2, Class A2,
4.49%, 3/16/2026(a) 535,000 528,250
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 205,000 195,361
GLS Auto Receivables Issuer
Trust
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 27,458 27,429
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 117,372
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 485,000 460,425
GM Financial Automobile
Leasing Trust, Series
2021-1, Class A3, 0.26%,
2/20/2024 317,645 314,695
GM Financial Consumer
Automobile Receivables
Trust
Series 2019-3, Class A3,
2.18%, 4/16/2024 19,070 19,049
Series 2022-2, Class A2,
2.52%, 5/16/2025 238,998 235,706
Series 2021-1, Class A3,
0.35%, 10/16/2025 145,443 140,656
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 38,019 37,864
Series 2022-A, Class A2A,
2.45%, 5/15/2025 88,669 87,679
Series 2021-A, Class A3,
0.37%, 4/15/2026 238,457 232,234
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 204,739 203,667
Series 2021-1, Class A3,
0.27%, 4/21/2025 230,909 223,778
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 34,505 34,470
NextGear Floorplan Master
Owner Trust, Series 2022-
1A, Class A2, 2.80%,
3/15/2027(a) 950,000 889,680
OneMain Direct Auto
Receivables Trust, Series
2022-1A, Class A2, 4.37%,
3/14/2029(a)(b) 585,000 582,893
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 116,754
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 401,049 397,053
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 195,941
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 175,000 172,972
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 216,749 213,932
Series 2020-3, Class C,
1.12%, 1/15/2026 258,397 255,282
Series 2022-3, Class B,
4.13%, 8/16/2027 325,000 308,311
Series 2022-4, Class B,
4.42%, 11/15/2027 575,000 553,101
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 152,797
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 169,750 169,121
Series 2020-A, Class A3,
1.66%, 5/15/2024 636,175 631,576
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 200,000 195,464
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 230,000 225,646
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 162,977
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 77,529
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 557,456
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 499,937
World Omni Auto Receivables
Trust
Series 2019-C, Class A3,
1.96%, 12/16/2024 329,901 327,443
Series 2020-B, Class A3,
0.63%, 5/15/2025 242,651 237,741
World Omni Automobile Lease
Securitization Trust, Series
2022-A, Class A3, 3.21%,
2/18/2025 125,000 121,990

70 - Statements of Investments - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 174,886
20,198,846
Credit Card 0 .3%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 480,000 452,837
Equipment Loans & Leases 0 .4%
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 42,286 41,533
GreatAmerica Leasing
Receivables Funding LLC,
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 145,450 144,728
HPEFS Equipment Trust,
Series 2021-1A, Class A2,
0.27%, 3/20/2031(a) 23,574 23,519
SCF Equipment Leasing LLC
Series 2021-1A, Class A2,
0.42%, 8/20/2026(a) 30,168 30,106
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 420,000 392,333
632,219
Other 1 .7%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 206,611
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 198,931 179,467
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 158,649 157,212
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 86,374 84,370
FREED ABS Trust, Series
2022-4FP, Class B, 7.58%,
12/18/2029(a) 375,000 374,146
Marlette Funding Trust
Series 2021-3A, Class A,
0.65%, 12/15/2031(a) 101,964 100,272
Series 2022-3A, Class A,
5.18%, 11/15/2032(a) 180,000 178,712
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 377,039
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 920,000 857,749
2,515,578
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0 .9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 181,664 172,023
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 120,594 108,688
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 114,559 96,766
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 42,410 37,017
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 352,899 301,001
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 762,534 618,399
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 3.94%,
2/25/2042(a)(b) 26,782 26,601
1,360,495
Total Asset-Backed Securities
(cost $26,258,475)
25,159,975
Collateralized Mortgage Obligations 1 .0%
FHLMC REMICS
Series 2611, Class HD,
5.00%, 5/15/2023 4,222 4,211
Series 3585, Class LA,
3.50%, 10/15/2024 2,608 2,574
Series 3721, Class PE,
3.50%, 9/15/2040 48,915 45,868
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 93,309 87,145
Series 2012-93, Class DP,
1.50%, 9/25/2027 82,157 76,925
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 8,040 7,838
Series 2009-88, Class QE,
3.00%, 9/16/2039 7,005 6,969
Series 2011-39, Class NE,
3.50%, 9/16/2039 44,179 43,244
Series 2010-H22, Class FE,
2.98%, 5/20/2059(b) 22,064 21,832
Series 2010-H02, Class FA,
3.76%, 2/20/2060(b) 188,063 186,590
Series 2011-H11, Class FA,
3.13%, 3/20/2061(b) 140,978 139,553
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,382 4,113
Series 2012-H18, Class NA,
3.15%, 8/20/2062(b) 50,224 49,794
Series 2016-H13, Class FT,
3.21%, 5/20/2066(b) 25,823 25,649

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Statements of Investments - 71
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-H25, Class FD,
2.78%, 12/20/2067(b) 51,938 51,002
Series 2019-H01, Class FJ,
2.93%, 9/20/2068(b) 95,404 94,531
Series 2019-H01, Class FT,
3.03%, 10/20/2068(b) 241,494 239,530
Series 2019-H13, Class FT,
3.78%, 8/20/2069(b) 413,207 412,972
Total Collateralized Mortgage Obligations
(cost $1,529,382)
1,500,340
Commercial Mortgage-Backed Securities 5 .3%
AOA Mortgage Trust, Series
2021-1177, Class A, 4.29%,
10/15/2038(a)(b) 680,000 641,318
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
5.55%, 10/15/2037(a)(b) 425,000 416,111
Benchmark Mortgage Trust,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 805,197 784,397
BPR Trust
Series 2021-NRD, Class A,
4.94%, 12/15/2023(a)(b) 350,000 326,284
Series 2022-OANA, Class
A, 5.27%, 4/15/2037(a)(b) 200,000 193,776
Series 2022-SSP, Class A,
6.38%, 5/15/2039(a)(b) 455,000 449,708
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 316,311
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
4.36%, 10/15/2036(a)(b) 680,000 654,294
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 355,133
DROP Mortgage Trust, Series
2021-FILE, Class A, 4.56%,
10/15/2043(a)(b) 525,000 501,993
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 350,000 324,841
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 100,000 90,491
Med Trust, Series 2021-
MDLN, Class A, 4.36%,
11/15/2038(a)(b) 250,000 238,106
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 565,000 556,192
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 463,556 373,163
OPG Trust, Series 2021-
PORT, Class A, 3.90%,
10/15/2036(a)(b) 538,019 507,082
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 4.88%,
11/15/2027(a)(b) 336,810 230,287
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,002,194
Total Commercial Mortgage-Backed
Securities
(cost $8,485,640) 7,961,681
Corporate Bonds 68 .1%
Aerospace & Defense 0 .3%
Lockheed Martin Corp. ,
5.10%, 11/15/2027 420,000 420,819
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 22,759
443,578
Airlines 0 .2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 253,604
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 109,519
363,123
Automobiles 2 .3%
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 744,465
General Motors Co. ,
5.40%, 10/15/2029 225,000 208,551
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 656,783
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 478,738
Stellantis Finance US, Inc. ,
5.63%, 1/12/2028(a) 805,000 760,142
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 326,015
4.35%, 6/8/2027(a) 325,000 301,337
3,476,031
Banks 17 .5%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 545,000 540,673
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 278,347

72 - Statements of Investments - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 295,000 270,981
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 575,402
Banco Santander SA ,
2.75%, 5/28/2025 600,000 544,232
5.29%, 8/18/2027 400,000 368,880
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 465,000 436,839
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 352,728
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 200,000 192,922
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 295,000 239,594
Bank of Montreal ,
1.50%, 1/10/2025 360,000 330,125
Series H, 4.70%, 9/14/2027 740,000 708,783
Banque Federative du Credit
Mutuel SA ,
4.75%, 7/13/2027(a) 425,000 401,149
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 415,000 383,076
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
0.00%, 11/2/2028(c) 745,000 741,380
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c)(d) 545,000 535,637
Canadian Imperial Bank of
Commerce ,
3.95%, 8/4/2025 505,000 484,709
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 87,700
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 450,000 405,508
Commonwealth Bank of
Australia ,
2.55%, 3/14/2027(a) 165,000 148,195
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 430,000 361,180
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 631,463
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(c) 275,000 262,154
DNB Bank ASA ,
2.15%, 12/2/2022(a) 645,000 643,820
(United States SOFR
Compounded Index
+ 0.81%), 2.97%,
3/28/2025(a)(c) 275,000 263,092
(United States SOFR
Compounded Index
+ 1.95%), 5.90%,
10/9/2026(a)(c) 770,000 758,542
Fifth Third Bancorp ,
(SOFR + 2.19%), 6.36%,
10/27/2028(c) 600,000 602,463
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 435,000 398,975
Fifth Third Bank NA ,
1.80%, 1/30/2023(d) 1,005,000 997,933
HSBC Holdings plc ,
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 285,000 234,327
(SOFR + 2.61%), 5.21%,
8/11/2028(c) 545,000 499,023
(SOFR + 3.35%), 0.00%,
11/3/2028(c) 745,000 745,635
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 280,000 260,657
JPMorgan Chase & Co. ,
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 370,000 354,717
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 300,000 279,662
KeyBank NA ,
4.15%, 8/8/2025 255,000 246,253
KeyCorp ,
(SOFR + 1.25%), 3.88%,
5/23/2025(c) 405,000 392,752
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 335,953
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.72%, 8/11/2026(c) 375,000 354,807

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Statements of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.35%, 9/13/2028(c) 575,000 554,422
National Bank of Canada ,
3.75%, 6/9/2025 600,000 578,429
NatWest Markets plc ,
1.60%, 9/29/2026(a) 455,000 382,727
Nordea Bank Abp ,
5.38%, 9/22/2027(a) 290,000 279,442
Norinchukin Bank (The) ,
4.87%, 9/14/2027(a) 370,000 358,908
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(c) 370,000 371,783
Royal Bank of Canada ,
6.00%, 11/1/2027 745,000 749,316
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 569,566
(SOFR + 2.33%), 5.81%,
9/9/2026(c) 190,000 184,011
Societe Generale SA ,
4.68%, 6/15/2027(a) 245,000 230,574
Swedbank AB ,
5.34%, 9/20/2027(a) 490,000 466,308
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 3.30%,
1/6/2023(c) 1,075,000 1,074,353
4.69%, 9/15/2027 540,000 517,230
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 425,000 378,487
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 390,167
US Bancorp ,
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 855,000 812,803
(SOFR + 2.09%), 5.85%,
10/21/2033(c) 335,000 333,869
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 795,000 757,459
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.68%),
5.41%, 8/10/2033(c) 425,000 369,614
26,009,736
Beverages 0 .7%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 542,081
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 490,000 478,046
1,020,127
Biotechnology 0 .5%
Amgen, Inc. ,
4.05%, 8/18/2029 850,000 784,627
Building Products 0 .2%
Fortune Brands Home &
Security, Inc. ,
4.00%, 3/25/2032 355,000 290,675
Capital Markets 8 .1%
Ares Capital Corp. ,
2.88%, 6/15/2028 310,000 242,084
Bank of New York Mellon
Corp. (The) ,
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(c) 225,000 226,465
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 105,000 86,737
Blackstone Holdings Finance
Co. LLC ,
5.90%, 11/3/2027(a) 395,000 394,190
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 485,000 398,098
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 290,000 221,463
Credit Suisse AG ,
5.00%, 7/9/2027 600,000 539,608
Credit Suisse Group AG ,
(SOFR + 3.70%), 6.44%,
8/11/2028(a)(c) 625,000 564,113
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(c) 390,000 371,705
5.37%, 9/9/2027 395,000 374,604
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 83,502
3.25%, 7/15/2027 200,000 163,880
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.54%), 0.63%,
11/17/2023(c) 655,000 653,318
5.70%, 11/1/2024 610,000 610,041
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 203,911
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 355,000 295,466
Hercules Capital, Inc. ,
3.38%, 1/20/2027 290,000 240,114
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 1,750

74 - Statements of Investments - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Macquarie Group Ltd. ,
(SOFR + 2.87%), 5.49%,
11/9/2033(a)(c) 215,000 192,634
Main Street Capital Corp. ,
3.00%, 7/14/2026 370,000 313,981
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,063,829
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 814,626
(SOFR + 2.24%), 6.30%,
10/18/2028(c) 745,000 751,701
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 280,000 251,167
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 690,000 588,635
Northern Trust Corp. ,
6.13%, 11/2/2032 370,000 370,302
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 110,000 102,491
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 310,000 283,225
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025 280,000 264,035
7.75%, 9/16/2027(a) 60,000 58,488
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 440,000 392,519
UBS AG ,
1.38%, 1/13/2025(a) 200,000 182,984
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.05%),
4.70%, 8/5/2027(a)(c) 850,000 789,944
12,091,610
Chemicals 0 .5%
Cabot Corp. ,
5.00%, 6/30/2032 165,000 147,287
Celanese US Holdings LLC ,
6.17%, 7/15/2027 575,000 542,506
689,793
Consumer Finance 4 .4%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 268,003
Ally Financial, Inc. ,
4.75%, 6/9/2027(d) 625,000 571,243
American Express Co. ,
5.85%, 11/5/2027 280,000 279,798
(SOFR + 1.76%), 4.42%,
8/3/2033(c) 425,000 376,442
American Honda Finance
Corp. ,
2.25%, 1/12/2029 285,000 237,375
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 317,020
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 192,758
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 25,000 23,684
Caterpillar Financial Services
Corp. ,
3.60%, 8/12/2027 485,000 454,940
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 465,000 420,592
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 615,000 609,785
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 70,000 64,972
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 181,433
John Deere Capital Corp. ,
4.15%, 9/15/2027 310,000 297,951
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 459,912
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 953,678
Synchrony Financial ,
4.88%, 6/13/2025 565,000 542,842
Toyota Motor Credit Corp. ,
4.55%, 9/20/2027(d) 380,000 369,624
6,622,052
Containers & Packaging 0 .8%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 177,929
Canpack SA ,
3.88%, 11/15/2029(a) 460,000 365,125
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 604,740
1,147,794
Distributors 0 .2%
Ferguson Finance plc ,
4.25%, 4/20/2027(a) 270,000 249,946
Diversified Financial Services 1 .0%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 310,704
EDP Finance BV ,
6.30%, 10/11/2027(a) 210,000 208,856
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 301,694
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 377,116
Synchrony Bank ,
5.40%, 8/22/2025 305,000 294,829
1,493,199

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Statements of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0 .3%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 394,712
Electric Utilities 5 .7%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 812,636
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 3.26%,
11/1/2023(c)(d) 1,085,000 1,077,554
2.03%, 3/15/2024 255,000 243,435
5.75%, 11/1/2027 320,000 319,152
Duke Energy Corp. ,
4.30%, 3/15/2028 390,000 366,588
Edison International ,
4.70%, 8/15/2025 585,000 564,851
Enel Finance International NV ,
4.63%, 6/15/2027(a) 890,000 806,291
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,136,070
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 185,000 179,352
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 500,000 493,018
(United States SOFR
Compounded Index
+ 0.40%), 3.47%,
11/3/2023(c)(d) 170,000 167,976
4.26%, 9/1/2024 480,000 470,655
Pacific Gas and Electric Co. ,
(United States SOFR
Compounded Index
+ 1.15%), 4.21%,
11/14/2022(c) 60,000 59,958
3.25%, 2/16/2024 465,000 449,413
Southern California Edison
Co. ,
(SOFR + 0.47%), 3.53%,
12/2/2022(c) 340,000 339,843
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 706,191
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 361,995
8,554,978
Electronic Equipment, Instruments & Components 0 .2%
Avnet, Inc. ,
5.50%, 6/1/2032 230,000 205,456
Jabil, Inc. ,
4.25%, 5/15/2027 80,000 74,185
279,641
Entertainment 0 .5%
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 555,000 538,802
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(a) 285,000 274,891
813,693
Equity Real Estate Investment Trusts (REITs) 1 .8%
Crown Castle, Inc. ,
2.90%, 3/15/2027 255,000 224,859
Digital Realty Trust LP ,
5.55%, 1/15/2028 415,000 403,388
Extra Space Storage LP ,
3.90%, 4/1/2029 120,000 105,253
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 653,890
GLP Capital LP ,
5.25%, 6/1/2025 600,000 578,603
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 450,000 422,576
Office Properties Income
Trust ,
4.50%, 2/1/2025 350,000 291,017
2,679,586
Food Products 0 .5%
JBS USA LUX SA ,
5.13%, 2/1/2028(a) 805,000 748,391
Gas Utilities 0 .3%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 256,392
Southern Natural Gas Co.
LLC ,
0.63%, 4/28/2023(a) 185,000 180,111
436,503
Health Care Equipment & Supplies 0 .2%
Baxter International, Inc. ,
2.27%, 12/1/2028 335,000 275,452
Hotels, Restaurants & Leisure 0 .6%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 125,787
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 388,623
5.63%, 4/23/2025(f) 65,000 63,859
Marriott International, Inc. ,
5.00%, 10/15/2027 275,000 264,679
842,948
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 290,187
Industrial Conglomerates 0 .5%
Honeywell International, Inc. ,
4.95%, 2/15/2028 745,000 743,489
Insurance 6 .6%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,193,822

76 - Statements of Investments - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Assurant, Inc. ,
4.20%, 9/27/2023(d) 227,000 224,878
Athene Global Funding ,
2.50%, 3/24/2028(a) 480,000 394,745
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 255,000 242,782
1.75%, 1/13/2025(a) 375,000 341,597
CNO Global Funding ,
2.65%, 1/6/2029(a) 475,000 390,955
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 378,994
Fairfax Financial Holdings
Ltd. ,
5.63%, 8/16/2032(a) 175,000 158,468
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 565,000 537,507
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 890,432
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 3.66%,
1/6/2023(a)(c) 1,205,000 1,204,401
1.75%, 1/12/2025(a) 460,000 422,135
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 202,000 195,855
Metropolitan Life Global
Funding I ,
0.90%, 6/8/2023(a) 445,000 434,261
Pricoa Global Funding I ,
1.15%, 12/6/2024(a)(d) 955,000 876,079
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 460,000 420,934
4.71%, 7/6/2027(a) 395,000 377,988
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 380,000 377,033
RGA Global Funding ,
2.70%, 1/18/2029(a) 360,000 296,741
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 418,299
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 135,000 114,417
9,892,323
Internet & Direct Marketing Retail 0 .2%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 304,655
IT Services 0 .9%
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 555,000 539,863
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 251,794
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 564,553
1,356,210
Leisure Products 0 .1%
Brunswick Corp. ,
4.40%, 9/15/2032 215,000 170,858
Machinery 0 .8%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 224,600
3.95%, 5/23/2025 525,000 502,759
5.45%, 10/14/2025 170,000 168,125
Komatsu Finance America,
Inc. ,
5.50%, 10/6/2027(a) 230,000 229,731
1,125,215
Media 0 .1%
Comcast Corp. ,
5.35%, 11/15/2027 220,000 219,901
Metals & Mining 0 .1%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 186,142
Mortgage Real Estate Investment Trusts (REITs) 0 .4%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a)(d) 290,000 286,308
3.75%, 12/31/2024(a) 355,000 331,865
618,173
Multi-Utilities 1 .8%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 281,495
DTE Energy Co. ,
4.22%, 11/1/2024(f) 520,000 507,722
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 675,000 642,932
Sempra Energy ,
3.70%, 4/1/2029 165,000 145,457
WEC Energy Group, Inc. ,
0.55%, 9/15/2023(d) 1,105,000 1,060,198
2,637,804
Oil, Gas & Consumable Fuels 1 .1%
EQT Corp. ,
6.13%, 2/1/2025(f) 240,000 240,593
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 67,407
Targa Resources Corp. ,
5.20%, 7/1/2027 380,000 366,524
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 975,000 895,070
1,569,594
Pharmaceuticals 0 .8%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 687,325
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 371,921

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Statements of Investments - 77
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 202,975
1,262,221
Professional Services 0 .2%
Equifax, Inc. ,
5.10%, 12/15/2027 255,000 245,803
Real Estate Management & Development 0 .1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 131,939
Road & Rail 1 .2%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 195,030
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 834,042
4.00%, 7/15/2025(a) 45,000 42,751
Ryder System, Inc. ,
4.63%, 6/1/2025 245,000 237,785
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 473,902
1,783,510
Semiconductors & Semiconductor Equipment 2 .0%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 245,000 214,871
Intel Corp. ,
3.75%, 8/5/2027 855,000 803,970
Marvell Technology, Inc. ,
4.20%, 6/22/2023 600,000 595,603
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 326,741
Micron Technology, Inc. ,
6.75%, 11/1/2029(d) 395,000 395,227
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 100,000 91,190
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 509,964
2,937,566
Software 0 .8%
Infor, Inc. ,
1.45%, 7/15/2023(a) 225,000 216,887
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 967,582
1,184,469
Specialty Retail 0 .3%
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 392,094
Technology Hardware, Storage & Peripherals 0 .6%
Dell International LLC ,
5.85%, 7/15/2025 390,000 390,255
HP, Inc. ,
4.75%, 1/15/2028 405,000 378,383
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Western Digital Corp. ,
2.85%, 2/1/2029 85,000 65,720
834,358
Textiles, Apparel & Luxury Goods 0 .0%
†
Tapestry, Inc. ,
3.05%, 3/15/2032 95,000 69,895
Thrifts & Mortgage Finance 0 .4%
Nationwide Building Society ,
4.85%, 7/27/2027(a) 630,000 597,289
Tobacco 0 .9%
BAT Capital Corp. ,
7.75%, 10/19/2032 235,000 240,263
BAT International Finance plc ,
4.45%, 3/16/2028 940,000 832,547
Imperial Brands Finance plc ,
6.13%, 7/27/2027(a) 260,000 250,926
1,323,736
Trading Companies & Distributors 1 .0%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 471,612
0.80%, 8/18/2024 200,000 182,116
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 249,061
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 506,933
GATX Corp. ,
4.90%, 3/15/2033 130,000 115,514
1,525,236
Wireless Telecommunication Services 0 .2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 313,119
Total Corporate Bonds
(cost $107,722,142)
101,423,981
Foreign Government Security 0 .1%
MEXICO 0.1%
United Mexican States,
4.88%, 5/19/2033 215,000 189,161
Total Foreign Government Security
(cost $211,022)
189,161
Mortgage-Backed Securities 0 .5%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 17,218 17,081
Pool# G13746
4.50%, 1/1/2025 21,046 20,881
Pool# G13888
5.00%, 6/1/2025 2,715 2,707
Pool# J19197
3.00%, 5/1/2027 105,842 102,249

78 - Statements of Investments - October 31, 2022 - Nationwide Loomis Short Term Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00748
6.00%, 4/1/2029 4,453 4,570
Pool# C01418
5.50%, 10/1/2032 31,938 32,459
Pool# G01740
5.50%, 12/1/2034 17,443 17,863
Pool# G04342
6.00%, 4/1/2038 21,305 22,029
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 19,022 19,266
Pool# 848191
2.91%, 12/1/2034(b) 114,363 111,828
FNMA Pool# 815323 ,
3.48%, 1/1/2035 (b) 29,710
30,185
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 2,605 2,594
Pool# 931892
4.50%, 9/1/2024 83,240 82,636
Pool# AL0802
4.50%, 4/1/2025 16,003 15,887
Pool# AB2518
4.00%, 3/1/2026 21,003 20,603
Pool# AB4998
3.00%, 4/1/2027 186,392 179,777
Pool# 190307
8.00%, 6/1/2030 387 406
Pool# 253516
8.00%, 11/1/2030 282 291
Pool# 725773
5.50%, 9/1/2034 38,500 39,374
Pool# 811773
5.50%, 1/1/2035 37,988 38,920
GNMA Pool# 5080 ,
4.00%, 6/20/2026 27,064
25,874
Total Mortgage-Backed Securities
(cost $814,656)
787,480
U.S. Treasury Obligations 6 .9%
U.S. Treasury Notes
3.25%, 8/31/2024 (d) 5,870,000 5,736,091
4.25%, 9/30/2024 (d) 3,140,000 3,124,055
4.13%, 9/30/2027 1,360,000 1,352,562
Total U.S. Treasury Obligations
(cost $10,293,931)
10,212,708
Repurchase Agreement 1 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $2,883,641,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$2,941,313. (g)(h) 2,883,400 2,883,400
Total Repurchase Agreement
(cost $2,883,400)
2,883,400
Total Investments
(cost $158,198,648) — 100.7%
150,118,726
Liabilities in excess of other
assets — (0.7)% (1,080,095)
NET ASSETS — 100.0%
$ 149,038,631
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $57,348,360 which represents 38.48% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(d) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $10,138,037, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,883,400 and by $7,533,628 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.38%, and maturity
dates ranging from 1/15/2023 – 8/15/2052, a total value of
$10,417,028.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $2,883,400.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Loomis Short Term Bond Fund - October 31, 2022 - Statements of Investments - 79
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 19 12/2022 USD 3,883,273 (82,863)
Total long contracts (82,863)
Short Contracts
U.S. Treasury 5 Year Note (50) 12/2022 USD (5,329,687) 186,425
U.S. Treasury 10 Year Ultra Note (48) 12/2022 USD (5,567,250) 405,750
Total short contracts 592,175
Net contracts 509,312
As of October 31, 2022, the Fund had $327,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

80 - Statements of Assets and Liabilities - October 31, 2022 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Assets:
Investment securities, at value
*
$ 554,920,929
Repurchase agreements, at value 7,965,862
Cash 8,393,431
Cash pledged for swap contracts —
Restricted cash, collateral for TBAs —
Deposits with broker for futures contracts 1,128,771
Interest and dividends receivable 4,164,431
Security lending income receivable 2,281
Receivable for investments sold 1,423,071
Receivable for capital shares issued 79
Receivable for variation margin on futures contracts 124,411
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 21,217
Total Assets 578,144,483
Liabilities:
Payable for investments purchased 14,725,069
Distributions payable 1,277
Payable for capital shares redeemed 77,695
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts —
Written options, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 7,965,862
Accrued expenses and other payables:
Investment advisory fees 196,343
Fund administration fees 67,134
Distribution fees 2,301
Administrative servicing fees 3,356
Accounting and transfer agent fees 2,596
Trustee fees 1,719
Due to broker —
Custodian fees 19,516
Compliance program costs (Note 3) 22
Professional fees 5,951
Printing fees 31,507
Other 16,547
Total Liabilities 23,116,895
Net Assets $ 555,027,588
* Includes value of securities on loan (Note 2) 8,518,392
Cost of investment securities 645,149,354
Cost of repurchase agreements 7,965,862
Premiums of written options —
Represented by:
Capital $ 676,274,762
Total distributable earnings (loss) (121,247,174)
Net Assets $ 555,027,588

Fixed lncome Funds - October 31, 2022 - Statements of Assets and Liabilities - 81
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 263,177,028 $ 198,874,122 $ 198,765,102 $ 516,517,570 $ 147,235,326
1,886,375 369,000,000 — 4,533,858 2,883,400
8,580,073 935,473 868,519 12,343,775 5,042,802
458,346 — — — —
27,540 — — 2,702,749 —
— — — 1,597,300 326,973
1,889,648 335,416 461,676 2,637,281 950,451
548 — 17 4,275 3,972
1,103,121 — — 21,386,714 2,678,974
4,859 43,344 100,581 108,905 3,086
5,532 — 48,750 — 39,172
12,435 — 6,886 — 418
27,298 21,998 23,213 29,887 30,527
277,172,803 569,210,353 200,274,744 561,862,314 159,195,101
7,118,945 4,000,000 — 93,601,687 7,074,473
2,081 1,107 — 1,903 3,512
38,839 2,465,413 150,969 126,170 37,461
— — — 357,516 —
50,273 — — — —
4,625 — — — —
1,886,375 — — 4,533,858 2,883,400
93,394 128,609 42,546 158,820 44,799
51,852 63,415 48,065 62,391 45,554
2,209 242 2,096 2,814 4,927
10,923 95,485 3,342 185,803 2,346
5,081 124,217 2,562 5,788 4,751
796 1,570 599 1,402 450
39,379 — 9 — —
4,333 5,931 3,101 6,407 2,647
9 4 11 17 4
4,102 16,894 6,117 5,112 2,747
29,412 158,376 39,579 31,246 37,060
11,630 21,517 7,466 12,351 12,339
9,354,258 7,082,780 306,462 99,093,285 10,156,470
$ 267,818,545 $ 562,127,573 $ 199,968,282 $ 462,769,029 $ 149,038,631
12,048,983 — — 5,452,937 10,138,037
300,972,213 198,874,122 218,288,654 566,109,135 155,315,248
1,886,375 369,000,000 — 4,533,858 2,883,400
(223,064) — — — —
$ 328,597,806 $ 562,130,617 $ 228,125,594 $ 569,801,786 $ 164,037,161
(60,779,261) (3,044) (28,157,312) (107,032,757) (14,998,530)
$ 267,818,545 $ 562,127,573 $ 199,968,282 $ 462,769,029 $ 149,038,631

82 - Statements of Assets and Liabilities - October 31, 2022 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Net Assets:
Class A Shares $ 10,770,951
Class C Shares —
Class R6 Shares 537,587,942
Institutional Service Class Shares 6,668,695
Investor Shares —
Service Class Shares —
Total $ 555,027,588
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,261,544
Class C Shares —
Class R6 Shares 62,924,411
Institutional Service Class Shares 780,350
Investor Shares —
Service Class Shares —
Total 64,966,305
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .54 (a)
Class C Shares $ —
Class R6 Shares $ 8 .54
Institutional Service Class Shares $ 8 .55
Investor Shares $ —
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .92
Maximum Sales Charge:
Class A Shares 4 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - October 31, 2022 - Statements of Assets and Liabilities - 83
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 8,089,928 $ — $ 9,768,631 $ 10,456,757 $ 18,232,977
553,606 — — 895,904 1,604,428
230,576,324 213,131,557 169,479,794 145,638,735 115,686,512
28,598,687 — 20,719,857 305,777,633 13,514,714
— 347,100,610 — — —
— 1,895,406 — — —
$ 267,818,545 $ 562,127,573 $ 199,968,282 $ 462,769,029 $ 149,038,631
1,020,698 — 1,095,057 1,167,522 1,916,473
69,761 — — 100,695 166,603
29,036,517 213,135,166 18,839,587 15,943,949 12,137,324
3,603,416 — 2,305,795 33,473,346 1,418,032
— 347,104,009 — — —
— 1,895,438 — — —
33,730,392 562,134,613 22,240,439 50,685,512 15,638,432
$ 7 .93 (b) $ — $ 8 .92 (b) $ 8 .96 (c) $ 9 .51 (c)
$ 7 .94 (d) $ — $ — $ 8 .90 (d) $ 9 .63 (d)
$ 7 .94 $ 1 .00 $ 9 .00 $ 9 .13 $ 9 .53
$ 7 .94 $ — $ 8 .99 $ 9 .13 $ 9 .53
$ — $ 1 .00 $ — $ — $ —
$ — $ 1 .00 $ — $ — $ —
$ 8 .11 $ — $ 9 .13 $ 9 .17 $ 9 .73
2 .25% – % 2 .25% 2 .25% 2 .25%

84 - Statements of Operations - For the Year Ended October 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
INVESTMENT INCOME:
Interest income $ 21,813,350
Dividend income 536,840
Income from securities lending (Note 2) 41,254
Total Income 22,391,444
EXPENSES:
Investment advisory fees 3,202,990
Fund administration fees 239,678
Distribution fees Class A 32,855
Distribution fees Class C —
Distribution fees Service Class —
Administrative servicing fees Class A 10,514
Administrative servicing fees Class C —
Administrative servicing fees Institutional Service Class 4,909
Administrative servicing fees Investor —
Administrative servicing fees Service Class —
Registration and filing fees 47,588
Professional fees 51,518
Printing fees 27,032
Trustee fees 22,156
Custodian fees 37,592
Accounting and transfer agent fees 18,893
Compliance program costs (Note 3) 2,591
Other 20,422
Total expenses before fees waived and expenses reimbursed 3,718,738
Distribution fees voluntarily waived - Service Class (Note 3) —
Investment advisory fees waived (Note 3) (207,385)
Investment advisory fees voluntarily waived (Note 3) —
Administrative servicing fees voluntarily waived - Investor (Note 3) —
Administrative servicing fees voluntarily waived - Service Class (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,511,353
NET INVESTMENT INCOME 18,880,091
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (31,341,820)
Expiration or closing of futures contracts (Note 2) 2,249,230
Foreign currency transactions (Note 2) (3)
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (29,092,593)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (108,011,138)
Futures contracts (Note 2) 1,908,887
Written options contracts (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (106,102,251)
Net realized/unrealized gains (losses) (135,194,844)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (116,314,753)

Fixed Income Funds - For the Year Ended October 31, 2022 - Statements of Operations - 85
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 8,623,294 $ 5,533,982 $ 15,553,281 $ 13,619,084 $ 4,304,439
— — — — —
3,554 — 541 26,148 14,423
8,626,848 5,533,982 15,553,822 13,645,232 4,318,862
1,240,758 1,646,946 583,368 2,179,994 622,741
138,155 191,076 117,295 198,370 104,139
26,339 — 28,959 30,666 48,006
9,205 — — 9,301 18,413
— 2,662 — — —
3,161 — 19,913 7,360 19,202
604 — — 536 2,455
27,127 — 36,148 914,050 6,423
— 335,864 — — —
— 2,662 — — —
63,808 49,424 44,430 57,365 54,849
45,259 32,841 36,462 50,044 38,967
19,328 56,595 15,895 18,433 17,048
9,629 17,411 7,366 17,188 5,615
12,589 12,531 10,859 28,345 6,552
29,291 591,816 14,628 35,783 27,672
1,151 2,110 876 2,067 667
11,228 16,001 4,823 14,904 8,748
1,637,632 2,957,939 921,022 3,564,406 981,497
— (1,274) — — —
— (148,219) — — —
— (822,477) — — —
— (168,174) — — —
— (1,271) — — —
(243,728) (466) (135,382) — (85,815)
1,393,904 1,816,058 785,640 3,564,406 895,682
7,232,944 3,717,924 14,768,182 10,080,826 3,423,180
(15,807,167) 60 (3,334,215) (46,728,978) (5,404,624)
(6,045,273) — 2,701,208 (3,006,295) 984,659
— — — — —
308,392 — — — —
— — — 6,196 —
292,020 — — — —
(21,252,028) 60 (633,007) (49,729,077) (4,419,965)
(44,132,732) — (43,311,186) (50,265,677) (9,397,637)
(487,420) — 437,394 (3,627,392) 391,591
285,812 — — — —
(122,238) — — — —
(44,456,578) — (42,873,792) (53,893,069) (9,006,046)
(65,708,606) 60 (43,506,799) (103,622,146) (13,426,011)
$ (58,475,662) $ 3,717,984 $ (28,738,617) $ (93,541,320) $ (10,002,831)

The accompanying notes are an integral part of these financial statements.
86 - Statements of Changes in Net Assets - October 31, 2022 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 18,880,091 $ 22,574,708
Net realized gains (losses) (29,092,593) 12,077,485
Net change in unrealized appreciation/depreciation (106,102,251) (17,150,431)
Change in net assets resulting from operations (116,314,753) 17,501,762
Distributions to Shareholders From:
Distributable earnings:
Class A (444,937) (668,274)
Class C — —
Class R6 (27,125,314) (45,541,981)
Institutional Service Class (317,707) (592,387)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (27,887,958) (46,802,642)
Change in net assets from capital transactions (348,075,385) (79,602,300)
Change in net assets (492,278,096) (108,903,180)
Net Assets:
Beginning of year 1,047,305,684 1,156,208,864
End of year $ 555,027,588 $ 1,047,305,684

Fixed Income Funds - October 31, 2022 - Statements of Changes in Net Assets - 87
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 7,232,944 $ 6,195,252 $ 3,717,924 $ 616
(21,252,028) 3,099,103 60 23,448
(44,456,578) (5,674,595) — —
(58,475,662) 3,619,760 3,717,984 24,064
(352,724) (625,312) — —
(22,862) (51,367) — —
(8,938,656) (12,213,320) (1,490,622) —
(1,144,766) (1,737,021) — —
— — (2,243,763) —
— — (10,707) —
(10,459,008) (14,627,020) (3,745,092) —
(5,313,429) (5,758,238) 4,370,388 (86,342,105)
(74,248,099) (16,765,498) 4,343,280 (86,318,041)
342,066,644 358,832,142 557,784,293 644,102,334
$ 267,818,545 $ 342,066,644 $ 562,127,573 $ 557,784,293

The accompanying notes are an integral part of these financial statements.
88 - Statements of Changes in Net Assets - October 31, 2022 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 264,934 $ 369,403
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 433,137 647,557
Cost of shares redeemed (3,296,973) (2,791,828)
Total Class A Shares (2,598,902) (1,774,868)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 47,681,499 123,651,493
Dividends reinvested 26,905,845 45,203,933
Cost of shares redeemed (417,372,715) (241,881,994)
Total Class R6 Shares (342,785,371) (73,026,568)
Institutional Service Class Shares
Proceeds from shares issued 650,517 1,488,592
Dividends reinvested 315,700 563,712
Cost of shares redeemed (3,657,329) (6,853,168)
Total Institutional Service Class Shares (2,691,112) (4,800,864)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (348,075,385) $ (79,602,300)

Fixed Income Funds - October 31, 2022 - Statements of Changes in Net Assets - 89
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 251,664 $ 606,264 $ — $ —
16,503 49,126 — —
336,403 601,486 — —
(4,770,744) (2,813,839) — —
(4,166,174) (1,556,963) — —
64,936 170,306 — —
22,799 51,296 — —
(16,503) (49,126) — —
(530,137) (596,162) — —
(458,905) (423,686) — —
2,061,683 25,648,957 76,626,854 88,478,981
8,938,651 12,213,315 1,490,572 —
(9,259,145) (38,705,694) (83,031,705) (128,617,672)
1,741,189 (843,422) (4,914,279) (40,138,691)
4,463,766 4,997,720 — —
1,129,250 1,633,204 — —
(8,022,555) (9,565,091) — —
(2,429,539) (2,934,167) — —
— — 114,980,876 120,561,814
— — 2,238,478 —
— — (108,330,353) (166,646,172)
— — 8,889,001 (46,084,358)
— — 606,454 2,254,821
— — 10,707 —
— — (221,495) (2,373,877)
— — 395,666 (119,056)
$ (5,313,429) $ (5,758,238) $ 4,370,388 $ (86,342,105)

The accompanying notes are an integral part of these financial statements.
90 - Statements of Changes in Net Assets - October 31, 2022 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 28,403 34,568
Issued in class conversion (Note 1) — —
Reinvested 44,625 60,455
Redeemed (338,070) (261,792)
Total Class A Shares (265,042) (166,769)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 4,659,316 11,488,167
Reinvested 2,756,684 4,220,095
Redeemed (41,213,319) (22,724,160)
Total Class R6 Shares (33,797,319) (7,015,898)
Institutional Service Class Shares
Issued 67,568 139,656
Reinvested 32,429 52,566
Redeemed (376,891) (644,051)
Total Institutional Service Class Shares (276,894) (451,829)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (34,339,255) (7,634,496)

Fixed Income Funds - October 31, 2022 - Statements of Changes in Net Assets - 91
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
26,926 60,371 — —
2,029 4,947 — —
36,602 59,567 — —
(510,842) (279,815) — —
(445,285) (154,930) — —
7,002 16,758 — —
2,460 5,066 — —
(2,026) (4,938) — —
(59,833) (59,702) — —
(52,397) (42,816) — —
223,209 2,570,645 76,626,854 88,478,981
983,337 1,208,466 1,490,573 —
(1,028,178) (3,845,709) (83,031,705) (128,617,672)
178,368 (66,598) (4,914,278) (40,138,691)
490,697 494,957 — —
123,938 161,655 — —
(888,915) (950,985) — —
(274,280) (294,373) — —
— — 114,980,876 120,561,814
— — 2,238,478 —
— — (108,330,352) (166,646,171)
— — 8,889,002 (46,084,357)
— — 606,454 2,254,821
— — 10,707 —
— — (221,495) (2,373,877)
— — 395,666 (119,056)
(593,594) (558,717) 4,370,390 (86,342,104)

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - October 31, 2022 - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 14,768,182 $ 10,040,559
Net realized gains (losses) (633,007) 3,159,287
Net change in unrealized appreciation/depreciation (42,873,792) 2,358,621
Change in net assets resulting from operations (28,738,617) 15,558,467
Distributions to Shareholders From:
Distributable earnings:
Class A (1,049,095) (261,940)
Class C — —
Class R6 (18,809,114) (5,906,067)
Institutional Service Class (2,277,019) (650,333)
Change in net assets from shareholder distributions (22,135,228) (6,818,340)
Change in net assets from capital transactions (7,552,540) (9,383,179)
Change in net assets (58,426,385) (643,052)
Net Assets:
Beginning of year 258,394,667 259,037,719
End of year $ 199,968,282 $ 258,394,667
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,932,263 $ 2,946,394
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 1,040,314 257,971
Cost of shares redeemed (3,408,609) (4,260,423)
Total Class A Shares 563,968 (1,056,058)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 8,611,434 37,620,345
Dividends reinvested 18,809,109 5,906,067
Cost of shares redeemed (34,470,463) (51,320,382)
Total Class R6 Shares (7,049,920) (7,793,970)
Institutional Service Class Shares
Proceeds from shares issued 4,037,779 4,140,250
Dividends reinvested 2,209,797 596,635
Cost of shares redeemed (7,314,164) (5,270,036)
Total Institutional Service Class Shares (1,066,588) (533,151)
Change in net assets from capital transactions $ (7,552,540) $ (9,383,179)

Fixed Income Funds - October 31, 2022 - Statements of Changes in Net Assets - 93
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 10,080,826 $ 7,372,299 $ 3,423,180 $ 3,036,778
(49,729,077) 4,931,584 (4,419,965) 2,283,493
(53,893,069) (13,210,680) (9,006,046) (3,344,388)
(93,541,320) (906,797) (10,002,831) 1,975,883
(363,855) (656,555) (321,759) (261,756)
(31,990) (113,119) (26,451) (28,731)
(5,403,026) (8,739,163) (2,807,321) (2,534,691)
(10,856,246) (18,805,026) (312,973) (292,322)
(16,655,117) (28,313,863) (3,468,504) (3,117,500)
(36,546,697) 69,972,211 (30,389,869) (24,114,417)
(146,743,134) 40,751,551 (43,861,204) (25,256,034)
609,512,163 568,760,612 192,899,835 218,155,869
$ 462,769,029 $ 609,512,163 $ 149,038,631 $ 192,899,835
$ 751,620 $ 1,725,682 $ 2,829,657 $ 3,135,873
905 68,067 91,154 139,994
341,767 600,345 298,006 238,168
(1,831,105) (1,766,998) (3,962,101) (5,717,654)
(736,813) 627,096 (743,284) (2,203,619)
20,969 263,315 283,049 268,780
31,449 109,227 26,126 28,300
(905) (68,067) (91,154) (139,994)
(947,010) (1,142,309) (1,478,618) (2,290,262)
(895,497) (837,834) (1,260,597) (2,133,176)
22,814,007 79,556,747 14,120,606 12,568,121
5,401,750 8,728,602 2,806,726 2,533,664
(32,476,608) (63,537,694) (42,015,562) (33,163,444)
(4,260,851) 24,747,655 (25,088,230) (18,061,659)
30,907,775 108,525,739 2,427,076 5,335,415
10,851,618 18,790,813 308,011 281,026
(72,412,929) (81,881,258) (6,032,845) (7,332,404)
(30,653,536) 45,435,294 (3,297,758) (1,715,963)
$ (36,546,697) $ 69,972,211 $ (30,389,869) $ (24,114,417)

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - October 31, 2022 - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 279,798 269,855
Issued in class conversion (Note 1) — —
Reinvested 102,602 23,431
Redeemed (341,007) (389,744)
Total Class A Shares 41,393 (96,458)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 825,212 3,410,248
Reinvested 1,839,847 533,645
Redeemed (3,362,259) (4,653,458)
Total Class R6 Shares (697,200) (709,565)
Institutional Service Class Shares
Issued 394,033 376,007
Reinvested 216,288 53,905
Redeemed (716,487) (479,268)
Total Institutional Service Class Shares (106,166) (49,356)
Total change in shares (761,973) (855,379)

Fixed Income Funds - October 31, 2022 - Statements of Changes in Net Assets - 95
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
71,388 153,572 284,903 303,087
93 6,175 9,322 13,574
33,513 53,636 30,386 23,013
(180,836) (160,077) (399,293) (552,598)
(75,842) 53,306 (74,682) (212,924)
2,082 23,578 28,024 25,619
3,068 9,808 2,632 2,701
(93) (6,215) (9,206) (13,406)
(91,253) (102,459) (148,036) (218,585)
(86,196) (75,288) (126,586) (203,671)
2,188,938 6,945,159 1,402,210 1,210,539
521,526 765,446 285,025 244,388
(3,211,306) (5,566,575) (4,267,099) (3,198,543)
(500,842) 2,144,030 (2,579,864) (1,743,616)
2,909,649 9,454,852 240,661 514,366
1,042,814 1,646,858 31,280 27,109
(7,089,971) (7,217,863) (608,754) (706,964)
(3,137,508) 3,883,847 (336,813) (165,489)
(3,800,388) 6,005,895 (3,117,945) (2,325,700)

96 - Financial Highlights - October 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Core Plus Bond ESG Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 10.54 $ 0.22 $ (1.89) $ (1.67) $ (0.24) $ (0.09) $ (0.33) $ 8.54 (16.23)% $ 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
10/31/2020 10.41 0.24 0.41 0.65 (0.26) — (0.26) 10.80 6.38% 18,296 0.82% 2.25% 0.83% 99.33%
10/31/2019 9.74 0.28 0.68 0.96 (0.29) — (0.29) 10.41 10.03% 21,799 0.83% 2.80% 0.84% 113.81%
10/31/2018 10.24 0.29 (0.49) (0.20) (0.30) — (0.30) 9.74 (2.01)% 20,176 0.86% 2.86% 0.86% 77.41%
Class R6 Shares
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
10/31/2020 10.42 0.27 0.42 0.69 (0.30) — (0.30) 10.81 6.74% 1,121,592 0.48% 2.58% 0.49% 99.33%
10/31/2019 9.75 0.32 0.68 1.00 (0.33) — (0.33) 10.42 10.40% 1,146,900 0.48% 3.15% 0.49% 113.81%
10/31/2018 10.25 0.32 (0.49) (0.17) (0.33) — (0.33) 9.75 (1.65)% 1,149,051 0.49% 3.22% 0.49% 77.41%
Institutional Service Class Shares
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
10/31/2020 10.42 0.27 0.41 0.68 (0.29) — (0.29) 10.81 6.66% 16,321 0.55% 2.53% 0.56% 99.33%
10/31/2019 9.75 0.30 0.69 0.99 (0.32) — (0.32) 10.42 10.28% 27,501 0.58% 3.01% 0.59% 113.81%
10/31/2018 10.25 0.31 (0.49) (0.18) (0.32) — (0.32) 9.75 (1.76)% 17,769 0.60% 3.09% 0.60% 77.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - October 31, 2022 - Financial Highlights - 97
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 9.95 $ 0.19 $ (1.93) $ (1.74) $ (0.20) $ (0.08) $ (0.28) $ 7.93 (17.77)% $ 8,090 0.72% 2.07% 0.80% 145.73%
10/31/2021 10.27 0.15 (0.07) 0.08 (0.19) (0.21) (0.40) 9.95 0.75% 14,585 0.72% 1.52% 0.80% 119.56%
10/31/2020 10.00 0.21 0.30 0.51 (0.24) — (0.24) 10.27 5.16% 16,646 0.72% 2.11% 0.79% 56.59%
10/31/2019 9.27 0.26 0.74 1.00 (0.27) — (0.27) 10.00 10.93% 13,439 0.72% 2.69% 0.79% 38.73%
10/31/2018 9.70 0.26 (0.43) (0.17) (0.26) — (0.26) 9.27 (1.76)% 10,834 0.74% 2.71% 0.81% 47.75%
Class C Shares
10/31/2022 9.96 0.11 (1.92) (1.81) (0.13) (0.08) (0.21) 7.94 (18.40)% 554 1.51% 1.26% 1.59% 145.73%
10/31/2021 10.28 0.08 (0.08) — (0.11) (0.21) (0.32) 9.96 (0.02)% 1,217 1.49% 0.75% 1.56% 119.56%
10/31/2020 10.01 0.14 0.29 0.43 (0.16) — (0.16) 10.28 4.35% 1,696 1.49% 1.33% 1.56% 56.59%
10/31/2019 9.28 0.19 0.74 0.93 (0.20) — (0.20) 10.01 10.07% 1,169 1.49% 1.95% 1.57% 38.73%
10/31/2018 9.71 0.18 (0.42) (0.24) (0.19) — (0.19) 9.28 (2.50)% 2,134 1.49% 1.95% 1.56% 47.75%
Class R6 Shares
10/31/2022 9.97 0.21 (1.93) (1.72) (0.23) (0.08) (0.31) 7.94 (17.61)% 230,576 0.44% 2.39% 0.52% 145.73%
10/31/2021 10.29 0.18 (0.08) 0.10 (0.21) (0.21) (0.42) 9.97 1.03% 287,637 0.44% 1.80% 0.52% 119.56%
10/31/2020 10.02 0.24 0.30 0.54 (0.27) — (0.27) 10.29 5.44% 297,589 0.44% 2.39% 0.51% 56.59%
10/31/2019 9.28 0.29 0.75 1.04 (0.30) — (0.30) 10.02 11.34% 303,435 0.44% 2.98% 0.51% 38.73%
10/31/2018 9.72 0.29 (0.44) (0.15) (0.29) — (0.29) 9.28 (1.57)% 325,877 0.44% 3.01% 0.51% 47.75%
Institutional Service Class Shares
10/31/2022 9.96 0.21 (1.93) (1.72) (0.22) (0.08) (0.30) 7.94 (17.59)% 28,599 0.52% 2.30% 0.60% 145.73%
10/31/2021 10.28 0.17 (0.07) 0.10 (0.21) (0.21) (0.42) 9.96 0.95% 38,628 0.52% 1.72% 0.60% 119.56%
10/31/2020 10.01 0.24 0.29 0.53 (0.26) — (0.26) 10.28 5.36% 42,901 0.52% 2.32% 0.59% 56.59%
10/31/2019 9.28 0.28 0.74 1.02 (0.29) — (0.29) 10.01 11.16% 51,985 0.51% 2.90% 0.58% 38.73%
10/31/2018 9.71 0.28 (0.43) (0.15) (0.28) — (0.28) 9.28 (1.53)% 42,859 0.50% 2.95% 0.57% 47.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

98 - Financial Highlights - October 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
10/31/2022 $ 1.00 $ 0.01 $ — $ 0.01 $ (0.01) $ — $ (0.01) $ 1.00 0.71% $ 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
10/31/2020 1.00 — — — — — — 1.00 0.46% 258,186 0.35% 0.40% 0.47%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.90% 209,338 0.47% 1.89% 0.47%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.21% 239,032 0.48% 1.18% 0.48%
Investor Shares
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
10/31/2020 1.00 — — — — — — 1.00 0.42% 384,298 0.38% 0.38% 0.57%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.84% 326,772 0.53% 1.82% 0.53%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 315,540 0.57% 1.11% 0.57%
Service Class Shares
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
10/31/2020 1.00 — — — — — — 1.00 0.34% 1,619 0.47% 0.35% 0.77%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.62% 1,794 0.75% 1.61% 0.77%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.94% 1,867 0.75% 0.92% 0.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - October 31, 2022 - Financial Highlights - 99
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.15 $ 0.61 $ (1.90) $ (1.29) $ (0.81) $ (0.13) $ (0.94) $ 8.92 (12.32)% $ 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
10/31/2020 9.98 0.11 0.75 0.86 (0.07) — (0.07) 10.77 8.63% 12,387 0.65% 1.07% 0.73% 19.71%
10/31/2019 9.38 0.14 0.66 0.80 (0.20) — (0.20) 9.98 8.58% 9,491 0.57% 1.46% 0.74% 14.70%
10/31/2018 9.70 0.19 (0.35) (0.16) (0.16) — (0.16) 9.38 (1.69)% 11,342 0.58% 1.98% 0.75% 13.69%
Class R6 Shares
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
10/31/2020 10.06 0.14 0.75 0.89 (0.09) — (0.09) 10.86 8.93% 219,947 0.30% 1.35% 0.37% 19.71%
10/31/2019 9.46 0.17 0.66 0.83 (0.23) — (0.23) 10.06 8.82% 200,303 0.30% 1.74% 0.38% 14.70%
10/31/2018 9.77 0.25 (0.38) (0.13) (0.18) — (0.18) 9.46 (1.35)% 205,271 0.30% 2.55% 0.38% 13.69%
Institutional Service Class Shares
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
10/31/2020 10.05 0.13 0.75 0.88 (0.08) — (0.08) 10.85 8.84% 26,704 0.43% 1.22% 0.50% 19.71%
10/31/2019 9.45 0.16 0.66 0.82 (0.22) — (0.22) 10.05 8.70% 22,797 0.42% 1.62% 0.50% 14.70%
10/31/2018 9.76 0.21 (0.35) (0.14) (0.17) — (0.17) 9.45 (1.45)% 23,578 0.42% 2.13% 0.50% 13.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

100 - Financial Highlights - October 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2022 $ 10.98 $ 0.17 $ (1.90) $ (1.73) $ (0.18) $ (0.11) $ (0.29) $ 8.96 (16.00)% $ 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
10/31/2020 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) 11.52 6.54% 13,709 0.82% 1.79% 0.82% 149.72%
10/31/2019 10.20 0.28 0.91 1.19 (0.29) (0.01) (0.30) 11.09 11.73% 12,836 0.90% 2.65% 0.90% 145.32%
10/31/2018 10.71 0.23 (0.50) (0.27) (0.24) — (0.24) 10.20 (2.58)% 11,648 0.91% 2.16% 0.91% 289.06%
Class C Shares
10/31/2022 10.91 0.12 (1.88) (1.76) (0.14) (0.11) (0.25) 8.90 (16.42)%(f) 896 1.28% 1.20% 1.28% 342.05%
10/31/2021 11.45 0.07 (0.13) (0.06) (0.09) (0.39) (0.48) 10.91 (0.63)%(f) 2,038 1.29% 0.64% 1.29% 222.10%
10/31/2020 11.02 0.15 0.50 0.65 (0.15) (0.07) (0.22) 11.45 6.05% 3,001 1.34% 1.31% 1.34% 149.72%
10/31/2019 10.14 0.24 0.89 1.13 (0.24) (0.01) (0.25) 11.02 11.22% 3,492 1.34% 2.23% 1.34% 145.32%
10/31/2018 10.64 0.19 (0.50) (0.31) (0.19) — (0.19) 10.14 (2.90)% 3,413 1.33% 1.79% 1.33% 289.06%
Class R6 Shares
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
10/31/2020 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) 11.74 6.85% 167,866 0.48% 1.96% 0.48% 149.72%
10/31/2019 10.39 0.32 0.93 1.25 (0.33) (0.01) (0.34) 11.30 12.14% 23,343 0.50% 3.00% 0.50% 145.32%
10/31/2018 10.90 0.27 (0.50) (0.23) (0.28) — (0.28) 10.39 (2.14)% 30,609 0.48% 2.51% 0.48% 289.06%
Institutional Service Class Shares
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(f) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
10/31/2020 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) 11.74 6.59% 384,185 0.73% 1.84% 0.73% 149.72%
10/31/2019 10.40 0.30 0.91 1.21 (0.30) (0.01) (0.31) 11.30 11.75% 364,079 0.75% 2.74% 0.75% 145.32%
10/31/2018 10.91 0.25 (0.51) (0.26) (0.25) — (0.25) 10.40 (2.37)% 349,573 0.73% 2.31% 0.73% 289.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - October 31, 2022 - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short-Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 10.27 $ 0.16 $ (0.75) $ (0.59) $ (0.17) $ — $ (0.17) $ 9.51 (5.81)% $ 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
10/31/2020 10.08 0.19 0.25 0.44 (0.19) — (0.19) 10.33 4.39% 22,765 0.78% 1.83% 0.83% 149.16%
10/31/2019 9.77 0.22 0.32 0.54 (0.23) — (0.23) 10.08 5.57% 22,554 0.78% 2.27% 0.81% 126.63%
10/31/2018 9.92 0.16 (0.14) 0.02 (0.17) — (0.17) 9.77 0.24% 24,049 0.78% 1.66% 0.80% 134.55%
Class C Shares
10/31/2022 10.39 0.11 (0.75) (0.64) (0.12) — (0.12) 9.63 (6.22)% 1,604 1.30% 1.05% 1.35% 172.73%
10/31/2021 10.46 0.07 (0.07) — (0.07) — (0.07) 10.39 0.02% 3,047 1.30% 0.66% 1.34% 156.80%
10/31/2020 10.21 0.13 0.26 0.39 (0.14) — (0.14) 10.46 3.80% 5,195 1.28% 1.31% 1.32% 149.16%
10/31/2019 9.89 0.18 0.32 0.50 (0.18) — (0.18) 10.21 5.07% 6,440 1.27% 1.74% 1.30% 126.63%
10/31/2018 10.04 0.11 (0.14) (0.03) (0.12) — (0.12) 9.89 (0.26)% 9,933 1.27% 1.15% 1.28% 134.55%
Class R6 Shares
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.72% 170,326 0.45% 2.15% 0.49% 149.16%
10/31/2019 9.79 0.26 0.31 0.57 (0.26) — (0.26) 10.10 5.90% 175,635 0.45% 2.59% 0.48% 126.63%
10/31/2018 9.94 0.20 (0.14) 0.06 (0.21) — (0.21) 9.79 0.57% 192,944 0.45% 2.02% 0.47% 134.55%
Institutional Service Class Shares
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.67% 19,869 0.50% 2.13% 0.54% 149.16%
10/31/2019 9.78 0.25 0.33 0.58 (0.26) — (0.26) 10.10 5.95% 36,470 0.50% 2.54% 0.53% 126.63%
10/31/2018 9.94 0.19 (0.15) 0.04 (0.20) — (0.20) 9.78 0.40% 34,863 0.52% 1.91% 0.54% 134.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

102 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nationwide Core Plus Bond Fund) (“Core Plus
Bond”)
Nationwide Bond Fund (“Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C, Class R6, Institutional Service Class, Investor and Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective February 2, 2022, the Nationwide Core Plus Bond Fund was renamed "Nationwide BNY Mellon Core Plus Bond ESG
Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 103
amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details,

104 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 44,291,337 $ – $ 44,291,337
Collateralized Mortgage Obligation – 393,631 – 393,631
Commercial Mortgage-Backed Securities – 6,664,960 – 6,664,960
Corporate Bonds – 258,235,157 – 258,235,157
Foreign Government Securities – 2,667,284 – 2,667,284
Futures Contracts# 2,578,645 – – 2,578,645
Mortgage-Backed Securities – 142,537,555 – 142,537,555
Municipal Bonds – 9,221,683 – 9,221,683
Preferred Stocks 3,231,300 – – 3,231,300
Repurchase Agreement – 7,965,862 – 7,965,862
U.S. Treasury Obligations – 87,678,022 – 87,678,022
Total Assets $ 5,809,945 $ 559,655,491 $ – $ 565,465,436
$ – $ – $ – $ –

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 105
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (669,758) $ – $ – $ (669,758)
Total Liabilities $ (669,758) $ – $ – $ (669,758)
Total $ 5,140,187 $ 559,655,491 $ – $ 564,795,678
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 29,908,296 $ – $ 29,908,296
Collateralized Mortgage Obligations – 6,773,784 – 6,773,784
Commercial Mortgage-Backed Securities – 7,244,078 – 7,244,078
Corporate Bonds – 75,797,567 – 75,797,567
Futures Contracts# 465,334 – – 465,334
Mortgage-Backed Securities – 78,911,297 – 78,911,297
Municipal Bonds – 1,266,420 – 1,266,420
Purchased Options 3,063 – – 3,063
Repurchase Agreement – 1,886,375 – 1,886,375
U.S. Treasury Obligations – 63,272,523 – 63,272,523
Total Assets $ 468,397 $ 265,060,340 $ – $ 265,528,737
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (131,176) $ – $ (131,176)
Futures Contracts# (243,296) – – (243,296)
Written Options (4,625) – – (4,625)
Total Liabilities $ (247,921) $ (131,176) $ – $ (379,097)
Total $ 220,476 $ 264,929,164 $ – $ 265,149,640
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 369,000,000 $ – $ 369,000,000
U.S. Government Agency Securities – 146,974,941 – 146,974,941
U.S. Treasury Obligations – 51,899,181 – 51,899,181
Total $ – $ 567,874,122 $ – $ 567,874,122
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 3,824,105 $ – $ 3,824,105
Collateralized Mortgage Obligations – 6,583,570 – 6,583,570
Commercial Mortgage-Backed Security – 62,197 – 62,197
Futures Contracts# 602,500 – – 602,500
Mortgage-Backed Securities – 1,700,086 – 1,700,086
U.S. Government Agency Securities – 15,091,852 – 15,091,852
U.S. Treasury Obligations – 171,503,292 – 171,503,292
Total $ 602,500 $ 198,765,102 $ – $ 199,367,602
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 46,561,253 $ – $ 46,561,253
Collateralized Mortgage Obligations – 30,025,910 – 30,025,910
Commercial Mortgage-Backed Securities – 47,940,034 – 47,940,034
Corporate Bonds – 230,578,453 – 230,578,453
Foreign Government Security – 831,430 – 831,430

106 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in
Level 1 Level 2 Level 3 Total
Assets:
Mortgage-Backed Securities $ – $ 81,172,595 $ – $ 81,172,595
Repurchase Agreement – 4,533,858 – 4,533,858
Short-Term Investments – 53,323,092 – 53,323,092
U.S. Treasury Obligations – 26,084,803 – 26,084,803
Total Assets $ – $ 521,051,428 $ – $ 521,051,428
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (3,627,392) $ – $ – $ (3,627,392)
Total Liabilities $ (3,627,392) $ – $ – $ (3,627,392)
Total $ (3,627,392) $ 521,051,428 $ – $ 517,424,036
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 25,159,975 $ – $ 25,159,975
Collateralized Mortgage Obligations – 1,500,340 – 1,500,340
Commercial Mortgage-Backed Securities – 7,961,681 – 7,961,681
Corporate Bonds – 101,423,981 – 101,423,981
Foreign Government Security – 189,161 – 189,161
Futures Contracts# 592,175 – – 592,175
Mortgage-Backed Securities – 787,480 – 787,480
Repurchase Agreement – 2,883,400 – 2,883,400
U.S. Treasury Obligations – 10,212,708 – 10,212,708
Total Assets $ 592,175 $ 150,118,726 $ – $ 150,710,901
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (82,863) $ – $ – $ (82,863)
Total Liabilities $ (82,863) $ – $ – $ (82,863)
Total $ 509,312 $ 150,118,726 $ – $ 150,628,038
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 107
unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated

108 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 109
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.

110 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2022:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 2,578,645
Total $ 2,578,645
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (669,758)
Total $ (669,758)
Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 3,063
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 465,334
Total $ 468,397
Liabilities:
Written Options
Interest rate risk Written options, at value $ (4,625)
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts (131,176)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (243,296)
Total $ (379,097)
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 602,500
Total $ 602,500

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 111
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2022:
Core Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (3,627,392)
Total $ (3,627,392)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 592,175
Total $ 592,175
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (82,863)
Total $ (82,863)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 2,249,230
Total $ 2,249,230
Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (455,509)
Written Options
Interest rate risk 308,392
Swap Contracts
Credit risk 292,020
Futures Contracts
Interest rate risk (6,045,273)
Total $ (5,900,370)
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 2,701,208
Total $ 2,701,208
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (3,006,295)
Total $ (3,006,295)

112 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2022:
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 984,659
Total $ 984,659
§
Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 1,908,887
Total $ 1,908,887
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ (284,936)
Written Options
Interest rate risk 285,812
Swap Contracts
Credit risk (122,238)
Futures Contracts
Interest rate risk (487,420)
Total $ (608,782)
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 437,394
Total $ 437,394
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (3,627,392)
Total $ (3,627,392)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 391,591
Total $ 391,591
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 113
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2022, the centrally cleared swaps agreements do not provide for a netting arrangement. As of October 31, 2022, certain Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 9,990,011
Average Notional Balance Short $ 40,055,618
Bond
Options:
Average Value Purchased $ 124,822
Average Value Written $ 523,000
Average Number of Purchased Option Contracts 445
Average Number of Written Option Contracts 783
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 27,507,692
Futures Contracts:
Average Notional Balance Long $ 59,256,153
Average Notional Balance Short $ 52,389,166
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 391,377
Average Notional Balance Short $ 14,051,990
Core Bond
Futures Contracts:
Average Notional Balance Long $ 25,831,049
Average Notional Balance Short $ 1,098,380
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 5,129,552
Average Notional Balance Short $ 9,445,851

114 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
(g) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(h) Securities Lending
During the year ended October 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18, 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 115
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(i) Joint Repurchase Agreements
During the year ended October 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Plus Bond $ 7,965,862
Bond 1,886,375
Core Bond 4,533,858
Short Term Bond 2,883,400

116 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
As of October 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $170,641,174 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 8/15/2052; total market value $174,054,011.
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 7,965,862 $ – $ 7,965,862 $ (7,965,862) $ –
Total $ 7,965,862 $ – $ 7,965,862 $ (7,965,862) $ –
Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,886,375 $ – $ 1,886,375 $ (1,886,375) $ –
Total $ 1,886,375 $ – $ 1,886,375 $ (1,886,375) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,533,858 $ – $ 4,533,858 $ (4,533,858) $ –
Total $ 4,533,858 $ – $ 4,533,858 $ (4,533,858) $ –

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 117
During the year ended October 31, 2022, Government Money Market, along with another series of Nationwide Variable Insurance
Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,883,400 $ – $ 2,883,400 $ (2,883,400) $ –
Total $ 2,883,400 $ – $ 2,883,400 $ (2,883,400) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of October 31, 2022, the joint repos on a gross basis were as follows:
Banco Santander SA, 3.06%, dated 10/31/2022, due 11/1/2022, repurchase price $500,042,500, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 6.00%, maturing 10/1/2025 - 1/1/2057; total market value $510,000,023.
Barclays Capital, Inc., 2.98%, dated 10/31/2022, due 11/1/2022, repurchase price $34,002,815, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 3/23/2023 - 5/15/2042; total market value $34,680,085.
Canadian Imperial Bank of Commerce, 3.05%, dated 10/31/2022, due 11/1/2022, repurchase price $510,043,209, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 6.50%, maturing 11/15/2022 - 10/1/2052; total market value $520,346,365.
MUFG Securities Ltd., 3.03%, dated 10/31/2022, due 11/1/2022, repurchase price $450,037,876, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 5/22/2023 - 1/1/2058; total market value
$459,000,012.
Nomura Securities Co. Ltd., 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $100,008,333, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 5.00%, maturing 7/1/2029 - 1/1/2059; total market value $102,000,323.
RBC Dominion Securities Inc., 3.05%, dated 10/31/2022, due 11/1/2022, repurchase price $250,021,181, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 1/31/2024 - 10/20/2052; total market value
$261,478,143.
Royal Bank of Canada, 3.04%, dated 10/31/2022, due 11/1/2022, repurchase price $300,025,333, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 2/14/2023 - 11/25/2052; total market value
$309,966,738.

118 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
As of October 31, 2022, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 90,000,000 $ – $ 90,000,000 $ (90,000,000) $ –
Barclays Capital, Inc. 14,000,000 – 14,000,000 (14,000,000) –
Canadian Imperial
Bank of Commerce 80,000,000 – 80,000,000 (80,000,000) –
MUFG Securities Ltd. 75,000,000 – 75,000,000 (75,000,000) –
Nomura Securities
Co. Ltd. 10,000,000 – 10,000,000 (10,000,000) –
RBC Dominion
Securities Inc. 45,000,000 – 45,000,000 (45,000,000) –
Royal Bank of Canada 55,000,000 – 55,000,000 (55,000,000) –
Total $ 369,000,000 $ – $ 369,000,000 $ (369,000,000) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 119
a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond, Core Plus Bond, Government
Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-
dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to paydown reclass, redesignation of distributions,  treatment of notional principal contracts, and amortization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2022 may primarily be attributable to mark-to-market adjustments on futures, outstanding wash sale loss deferrals, and amortization. These reclassifications have no effect upon the
NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2022, the Funds have no reclassifications between capital and total distributable earnings.
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

120 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
As of October 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2023.
During the year ended October 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Core Plus Bond Insight North America LLC(a)
Bond Nationwide Asset Management, LLC ("NWAM") (b)
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (b)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) Effective February 2, 2022, Insight North America LLC was appointed as the subadviser to the Fund. Effective February 2, 2022,
Thompson, Siegel & Walmsley LLC was terminated and ceased serving as subadviser to the Fund.
(b) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee Waiver
(annual rate)
Core Plus Bond 0.0379%(a)
Government Money Market 0.027%
(a) The rate is effective February 2, 2022. Prior to the effective date, investment advisory fee waiver was 0.0109%.
Fund Amount
Core Plus Bond $ 207,385
Government Money Market 148,219

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 121
During the year ended October 31, 2022, NFA voluntarily waived investment advisory fees payable by Government Money Market in an amount equal to $822,477, for which NFA shall not be entitled to later seek recoupment. Voluntary waiver may be discontinued
at any time, and NFA represents voluntary waiver will be continued or repeated.
For the year ended October 31, 2022, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $620,061 during the year ended October 31, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Core Plus Bond 0.44% 0.41% 0.41% 0.41%
Bond 0.41 N/A       N/A 0.33
Government Money
Market 0.30 0.27 0.12 0.12
Inflation-Protected
Securities 0.25 N/A       N/A 0.19
Core Bond 0.40 N/A       N/A 0.40
Short Term Bond 0.35 N/A       N/A 0.30
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Core Plus Bond All Classes 0.70%
Bond All Classes 0.44
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 28, 2023, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.

122 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
As of October 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2022, NFM earned an aggregate of $988,713 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2022, the Funds’ aggregate portion of such costs amounted to $9,462.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Core Plus Bond $ — $ — $ — $ —
Bond 264,722 258,511 243,728 766,961
Government Money Market 380 518 466 1,364
Inflation-Protected Securities 177,270 156,753 135,382 469,405
Core Bond — — — —
Short Term Bond 94,873 96,186 85,815 276,874
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class A
Shares
Class C
Shares (a)
Service Class
Shares
Core Plus Bond 0.25% N/A N/A
Bond 0.25 1.00% N/A
Government Money Market N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A
Core Bond 0.25 0.75 N/A
Short Term Bond 0.25 0.75 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 123
During the year ended October 31, 2022, NFD voluntarily waived Rule 12b-1 fees payable by Service Class shares of Government
Money Market in an amount equal to $1,274. Also during that period, NFS voluntarily waived fees payable to it pursuant to the
Trust’s Administrative Services Plan by Investor shares and Service Class shares of Government Money Market in an amount equal to $169,445. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by
Government Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2022, the Funds imposed aggregate front-end sales charges of $11,988. From these fees, NFD retained a portion amounting to $1,706.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, and Inflation-Protected Securities and
0.50% for Core Bond and Short Term Bond. Class C CDSCs are 1.00% for Bond, Core Bond, and Short Term Bond. During the
year ended October 31, 2022, the Funds imposed aggregate CDSCs of $152. NFD retained all of the CDSCs imposed by the
Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Institutional Service Class, Investor Shares, and Service Class shares of each
Fund.
For the year ended October 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2022, each Fund’s total administrative services fees were as follows:
Fund Class A Class C
Institutional
Service Class Investor Service Class
Core Plus Bond 0.08% N/A 0.06% N/A N/A
Bond 0.03 0.07% 0.08 N/A N/A
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.17 N/A 0.15 N/A N/A
Core Bond 0.06 0.04 0.25 N/A N/A
Short Term Bond 0.10 0.10 0.04 N/A N/A
N/A — Not Applicable.
Fund Amount
Core Plus Bond $ 15,423
Bond 30,892
Government Money Market 338,526
Inflation-Protected Securities 56,061
Core Bond 921,946
Short Term Bond 28,080

124 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023. During the year ended October 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund
% of Shares
Outstanding
Owned
Core Plus Bond 95.13%
Bond 87.27
Government Money Market 30.27
Inflation-Protected Securities 86.67
Core Bond 84.27
Short Term Bond 76.29
Fund Purchases
*
Sales
*
Core Plus Bond
$ 749,505,847 $ 1,075,729,831
Bond
446,317,047 467,010,751
Inflation-Protected Securities
103,653,141 124,774,357
Core Bond
1,872,797,117 1,912,373,378
Short Term Bond
302,925,137 332,012,555
* Includes purchases and sales of long-term U.S. Government securities, if any.

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 125
For the year ended October 31, 2022, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass- throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“ Ginnie Maes ”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes ”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving
Fund Purchases Sales
Core Plus Bond $ 367,187,070 $ 426,229,788
Bond 93,506,422 83,526,389
Inflation-Protected Securities 88,920,376 117,925,982
Core Bond 230,325,675 326,604,299
Short Term Bond 99,873,749 122,403,196

126 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(e) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 127
(f) Risks Associated with Environmental, Social and Governance ("ESG") Securities
A Fund's ESG investing strategy, which typically selects or excludes securities of certain issuers for reasons other than investment performance, carries the risk that a Fund's performance will differ from or underperform compared to funds that do not utilize an
ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by a Fund or any judgment exercised by a Fund will reflect the opinions of any particular investor.
(g) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
Fund % of Shares
Number of
Accounts
Core Plus Bond 61.36% 4(a)
Bond 61.40 4(a)
Government Money Market 48.48 3(a)
Inflation-Protected Securities 35.79 3(a)
Core Bond 59.85 2(a)
Short Term Bond 75.89 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

128 - Notes to Financial Statements - October 31, 2022 - Fixed Income Fund
During the year ended October 31, 2022, the Funds did not recapture any brokerage commissions.
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Core Plus Bond $ 19,847,960 $ 8,039,998 $ 27,887,958 $ – $ 27,887,958
Bond 7,618,798 2,840,210 10,459,008 – 10,459,008
Government Money Market 3,745,092 – 3,745,092 – 3,745,092
Inflation-Protected Securities 21,829,087 306,141 22,135,228 – 22,135,228
Core Bond 13,568,213 3,086,904 16,655,117 – 16,655,117
Short Term Bond 3,468,504 – 3,468,504 – 3,468,504
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Core Plus Bond $ 45,625,635 $ 1,177,007 $ 46,802,642 $ – $ 46,802,642
Bond 9,668,455 4,958,565 14,627,020 – 14,627,020
Government Money Market – – – – –
Inflation-Protected Securities 6,818,340 – 6,818,340 – 6,818,340
Core Bond 25,842,886 2,470,977 28,313,863 – 28,313,863
Short Term Bond 3,117,500 – 3,117,500 – 3,117,500
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable*
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)**
Total Accumulated
Earnings (Deficit)
Core Plus Bond $ 1,289,861 $ – $ 1,289,861 $ 227,498 $ (1,773,668) $ (30,182,380) $ (90,808,485) $ (121,247,174)
Bond 474,725 – 474,725 – (745,932) (22,944,315) (37,563,739) (60,779,261)
Government
Money Market 1,196,633 – 1,196,633 – (1,199,677) – – (3,044)
Inflation-Protected
Securities 419,878 – 419,878 – – (8,770,444) (19,806,746) (28,157,312)
Core Bond 2,037,134 – 2,037,134 – (1,247,869) (53,627,863) (54,194,159) (107,032,757)
Short Term Bond 338,033 – 338,033 – (388,957) (6,764,669) (8,182,937) (14,998,530)
* Differences between financial statement distributions payable and tax-basis distributions payable are a result of accrual-based accounting and cash-basis accounting used for federal tax reporting purposes.
** The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Core Plus Bond $ 655,604,163 $ 2,877,708 $ (93,686,193) $ (90,808,485)
Bond 302,668,603 685,792 (38,249,531) (37,563,739)
Government Money Market 567,874,122 – – –
Inflation-Protected Securities 219,174,348 576,129 (20,382,875) (19,806,746)
Core Bond 571,618,195 378,515 (54,572,674) (54,194,159)
Short Term Bond 158,810,975 580,344 (8,763,281) (8,182,937)

Fixed Income Fund - October 31, 2022 - Notes to Financial Statements - 129
As of October 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2022.
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Core Plus Bond
*
$ (30,182,380)
Bond (22,944,315)
Inflation-Protected Securities (8,770,444)
Core Bond (53,627,863)
Short Term Bond
*
(6,764,669)
* A portion of the Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

130 - Report of Independent Registered Public Accounting Firm - October 31, 2022 - Fixed Income Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide BNY Mellon Core Plus Bond ESG
Fund, Nationwide Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities
Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Government Money Market Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund (six of
the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Fixed Income Fund - October 31, 2022 (Unaudited) - Supplemental Information - 131
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Core Plus Bond 0.79%
Bond –
Government Money Market –
Inflation-Protected Securities –
Core Bond –
Short Term Bond –
Fund Amount
Core Plus Bond $ 8,039,998
Bond 2,840,210
Government Money Market –
Inflation-Protected Securities 306,141
Core Bond 3,086,904
Short Term Bond –

Fixed Income Funds - October 31, 2022 - Management Information - 133
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

134 - Management Information - October 31, 2022 - Fixed Income Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - October 31, 2022 - Management Information - 135
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

136 - Market Index Definitions - October 31, 2022 - Fixed Income Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - October 31, 2022 - Market Index Definitions - 137
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

138 - Market Index Definitions - October 31, 2022 - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Fixed Income Funds - October 31, 2022 - Market Index Definitions - 139
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

140 - Market Index Definitions - October 31, 2022 - Fixed Income Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Fixed Income Funds - October 31, 2022 - Glossary - 141
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

142 - Glossary - October 31, 2022 - Fixed Income Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Fixed Income Funds - October 31, 2022 - Glossary - 143
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CFX (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Annual Report
October 31, 2022
Nationwide Mutual Funds
Equity Funds
Nationwide American Century Small Cap Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Disciplined Value Fund
(formerly, Nationwide Mellon Discipline Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
(formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 54
Statements of Investments 60
Statements of Assets and Liabilities 92
Statements of Operations 100
Statements of Changes in Net Assets 104
Financial Highlights 124
Notes to Financial Statements 137
Report of Independent Registered Public Accounting Firm 164
Supplemental Information 166
Management Information 167
Market Index Definitions 170
Glossary 175

Nationwide Mutual Funds - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Mutual Funds
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Mutual Funds - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide American Century Small Cap Income Fund
For the annual period ended October 31, 2022, the Nationwide American Century Small Cap Income Fund Class A returned
-9.62% versus -10.73% for its benchmark, the Russell 2000
®
Value Index – Total Return. For broader comparison, the return for the Fund's closest Morningstar peer category
TM
, Small Value (consisting of 453 investments as of October 31, 2022), was -8.17%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Though U.S. equity markets began the period with some strength, high inflation, rising interest rates and tightening Fed monetary policy caused markets to slide through 2022. As inflation persisted, the Fed hiked short-term rates, raising fears of a recession and adding to pressures on stocks. Midway through 2022, investors began to anticipate that the Fed might pivot from its tightening stance, but the rebound was short-lived as the Fed implemented three straight hikes of 0.75 percentage points. In October, U.S.
stocks advanced again as investors shook off some of their September pessimism about the outlook for Fed policy, and the S&P
500
®
Index rose 8.10%. But the Index finished down nearly 15.00% for the 12-month period. Large-cap stocks beat small and mid-
caps, and value outperformed across market-capitalization categories.
Performance in the health care sector was driven by an underweight allocation and by stock selection. A lack of exposure to the biotechnology industry and the life sciences, tools and services industry was the primary driver of performance. Avoiding shares of Invitae, a genetic and medical testing company, also proved to be advantageous.
The portfolio’s lack of exposure to several names in the oil, gas and consumable fuels industry detracted from returns. The Energy sector and those companies benefited from continued economic recovery and high energy prices. The portfolio’s underweight position in the consumer staples sector produced little effect, but stock selection detracted. The primary detractor was a position in Spectrum Brands Holdings, a household products company, which is not in the Index.
The three key contributors were H&R Block, Cadre Holdings and ChampionX. H&R Block is a provider of tax preparation services, which posted another strong tax season, gaining market share and increasing prices. The company maintained its share of the individual market, while growing its presence among small and medium-size businesses. Higher prices and more complex returns raised the net average charge. We exited our position on outperformance. Cadre Holdings is a manufacturer and distributor of safety and survivability products primarily to law enforcement, first responders and the military, and the company posted strong quarterly results. It also demonstrated the stability of its business amid concerns about the global economy. We initiated this position during the period, and we continue to own it. ChampionX is a leading provider of products and services to the oil, gas and consumable fuels industry, while this company generates large free cash flows and does not experience the cyclicality of most companies in the Energy sector. The company has reduced its leverage and now pays a dividend. It has performed well, as its technology and tools continue to be sought by oil drilling companies. In the most recent quarter, the company posted solid growth in revenue and EBITDA and raised its guidance. We continue to hold a position in this company.
The three key detractors were Spectrum Brands Holdings, PacWest Bancorp and Sculptor Capital Management. Spectrum Brands
Holdings is a household goods company, which lagged as news emerged that the Department of Justice would block the sale of the hardware and home improvement business to Assa Abloy. While the DOJ’s decision creates challenges to Spectrum’s plans to transform itself and deleverage, we believe the market has overreacted and have added to our position. PacWest Bancorp is a holding company for Pacific Western Bank, a California-based lender, which underperformed due to concerns about equity capital adequacy. But PacWest has issued preferred equity, in which we participated. We believe the risk/reward profile is attractive as shares trade at a sizable discount to peers. We have added to our position. Sculptor Capital Management is a global alternative asset manager, which underperformed due to concerns about how widening credit spreads and higher interest rates will affect private company valuations, fundraising cycles and performance fees. We believe the company’s valuation does not reflect the fundamentals of the business. We continue to hold a position in this company.
The portfolio buys foreign exchange forward hedge contracts to offset the inherent currency risks of holding foreign securities.
Exposure to derivatives did not have a material effect on performance in the period.
The portfolio did not experience any liquidity events that had a material impact on performance.
Subadviser:
American Century Investments
Portfolio Managers:
Jeff John, CFA, Ryan Cope, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid

Nationwide American Century Small Cap Income Fund - October 31, 2022 - Fund Commentary - 5
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to risks associated with using a targeted strategy for stock selection. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 92.2%
Preferred Stocks 4.0%
Convertible Preferred Stock 1.9%
Repurchase Agreement 0.7%
Convertible Bond 0.4%
Rights
†
0.0%
Forward Currency Contracts (0.1)%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Banks 25.4%
Equity Real Estate Investment Trusts (REITs) 5.5%
Insurance 5.2%
Machinery 4.8%
Chemicals 3.9%
Oil, Gas & Consumable Fuels 3.8%
Capital Markets 3.6%
Textiles, Apparel & Luxury Goods 3.5%
Diversified Financial Services 3.5%
Electronic Equipment, Instruments & Components 3.3%
Other Industries
#
37.5%
100.0%
Top Holdings
2
Home BancShares, Inc. 2.6%
United Bankshares, Inc. 2.6%
Timken Co. (The) 2.3%
Pacific Premier Bancorp, Inc. 2.3%
Hess Midstream LP, Class A 2.2%
Umpqua Holdings Corp. 2.2%
EVERTEC, Inc. 2.2%
FNB Corp. 2.1%
Brink's Co. (The) 2.1%
Popular, Inc. 2.1%
Other Holdings
#
77.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

6 - Fund Commentary - October 31, 2022 - Nationwide American Century Small Cap Income Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(9.62)% 4.48% 8.76% 12/21/2007
w/SC
2
(14.81)% 3.26% 8.12%
Class C w/o SC
1
(10.31)% 3.67% 7.95% 12/21/2007
w/SC
3
(11.13)% N/A N/A
Class R6
4,5
(9.32)% 4.82% 9.12% 12/21/2007
Institutional Service Class
4
(9.55)% 4.56% 8.85% 12/21/2007
Russell 2000
®
Value Index (10.73)% 5.31% 9.37%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.29%
Class C 2.07%
Class R6 0.97%
Institutional Service Class 1.22%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide American Century Small Cap Income Fund - October 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide American Century Small Cap Income Fund
versus the Russell 2000
®
Value Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2022 - Nationwide Bailard Cognitive Value Fund
For the annual period ended October 31, 2022, the Nationwide Bailard Cognitive Value Fund Class A returned -8.82% versus
-10.73% for its benchmark, the Russell 2000
®
Value Index. For broader comparison, the return for the Fund's closest Morningstar
Peer Category™, Small Value (consisting of 453 investments as of October 31, 2022), was -8.17% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Real Estate Investments Trusts (“REITs”), Diversified Financials and Utilities were the largest economic subsector detractors from performance. For REITs, an overweight allocation versus the benchmark was the correct call, but our stock selection within the subsectors was relatively poor. Sentiment shifts between property types were often swift and difficult with which to keep pace. In
Diversified Financials, our underweight allocation was the correct call, but our stock selection was again lacking. In Utilities, our underweight allocation was an incorrect call, and our overweight to cleaner utilities cost us performance as well. Currently, the
Fund is slightly overweight REITs, slightly underweight Utilities and underweight Diversified Financials.
Safehold Inc. and DigitalBridge Group, Inc., both REIT’s, were the two largest individual performance detractors for the period.
Safehold in a net-lease REIT with long duration leases that tend to suffer in a rising inflation environment. Digital Bridge is a data center REIT that suffered as rising electricity costs ate into its profits. Chesapeake Energy Corporation was the third largest individual performance detractor for the period. It was held in the benchmark but not the Fund and rallied strongly through the period as did most energy stocks. Currently, only Safehold is held in the Fund. It was recently repurchased after a sale for tax loss harvesting earlier in the year.
The largest positive contributions to performance by economic subsectors were Healthcare Equipment & Services, Media &
Entertainment and Banks. For Healthcare Equipment & Services and Banks, stock selection within the subsector dominated the contribution or detraction due to portfolio weight differences versus the benchmark. In Media & Entertainment, successful stock selection was also the primary contributor to outperformance, but an underweight allocation versus the benchmark also added significant value. Currently, the Fund is overweight versus the benchmark in Healthcare Equipment & Services, slightly overweight
Banks and underweight Media & Entertainment.
The biggest individual stock contributor to the Fund’s performance compared to the benchmark was AMC Entertainment Holdings
Inc., a meme stock which held in the benchmark and not in the Fund during the period. AMC was massively underperformed when investor sentiment finally turned negative. Akouos Inc. was the second largest individual stock contributor to performance. The company’s shares were first rising on promising gene therapies, and then skyrocketed after receiving an acquisition offer from Eli
Lilly and Company. The third largest individual stock performance contributor was CECO Environmental Corp., which delivered three sequential massive positive earnings surprises. Currently, the Fund does not hold AMC Entertainment, holds Akouos, and no longer holds CECO Environmental.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives..
Subadviser:
Bailard, Inc.
Portfolio Manager:
Thomas J. Mudge III, CFA; Blaine Townsend, CIMC®, CIMA®; and Osman Akgun, PhD, CFA
The Fund is subject to the risks of investing in equity securities (including small and micro-cap companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2)
are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources.
Value funds may underperform other funds that use different investing styles. The Fund may invest in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund also is subject to the risks of using Behavioral Finance techniques for stock selection. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bailard Cognitive Value Fund - October 31, 2022 - Fund Commentary - 9
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreement 1.8%
Exchange Traded Fund 0.2%
Liabilities in excess of other assets (1.4)%
100.0%
Top Industries
2
Banks 18.7%
Equity Real Estate Investment Trusts (REITs) 9.7%
Oil, Gas & Consumable Fuels 5.8%
Biotechnology 5.3%
Insurance 3.5%
Electronic Equipment, Instruments & Components 2.9%
Trading Companies & Distributors 2.8%
Building Products 2.5%
Specialty Retail 2.4%
IT Services 2.1%
Other Industries
#
44.3%
100.0%
Top Holdings
2
WESCO International, Inc. 1.0%
Hanmi Financial Corp. 1.0%
Hancock Whitney Corp. 0.9%
Banner Corp. 0.9%
Atkore, Inc. 0.9%
Heartland Financial USA, Inc. 0.9%
TEGNA, Inc. 0.8%
Flagstar Bancorp, Inc. 0.8%
Heritage Financial Corp. 0.8%
First Busey Corp. 0.8%
Other Holdings
#
91.2%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

10 - Fund Commentary - October 31, 2022 - Nationwide Bailard Cognitive Value Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(8.82)% 5.31% 8.90% 4/3/2006
w/SC
3
(14.08)% 4.06% 8.29%
Class C
1
w/o SC
2
(9.44)% 4.56% 8.13% 4/3/2006
w/SC
4
(10.30)% N/A N/A
Class M
1,5
(8.51)% 5.67% 9.29% 5/30/2001
Class R6
5,6
(8.46)% 5.68% 7.48% 9/18/2013
Institutional Service
Class
1,5,7
(8.54)% 5.56% 9.20% 4/4/2006
Russell 2000
®
Value Index (10.73)% 5.31% 9.37%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.50%
Class C 2.05%
Class M 1.00%
Class R6 1.00%
Institutional Service Class 1.25%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Bailard Cognitive Value Fund - October 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Cognitive Value Fund versus the
Russell 2000
®
Value Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Cognitive Value Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - October 31, 2022 - Nationwide Bailard Technology & Science Fund
For the annual period ended October 31, 2022, the Nationwide Bailard Technology & Science Fund Class A returned -36.57%
versus -32.10% for its benchmark, the S&P North American Technology Sector Index
™
. For broader comparison, the return for the
Fund's closest Morningstar peer category
™
, Technology (consisting of 171 investments as of October 31, 2022), was -36.39% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s bottom performing industries in comparison to the benchmark include IT Services, Technology Hardware, and
Entertainment. Underperformance in IT Services was primarily due to consumer facing technology services companies as
e-commerce transaction activity and communication/marketing spending came under pressure in 2022. Both PayPal Holdings
Inc. (PYPL, continues to be held) and Block Inc. (SQ, no longer held) transaction volumes slowed in 2022 and the uncertain risk associated with novel Buy Now Pay Later (“BNPL”) portfolios weighed on valuation multiples. Late into 2022, it seems that both transaction volume declines and BNPL risk appear manageable. Twilio Inc. (TWLO, continues to be held) is a key player in marketing and communication services technology for many consumer facing companies. The uncertain macro environment has constrained IT budgets and impacted communication services spend on services such as Twilio.
Tech Hardware was the top performing of the three industries. The Fund’s underweight to the Tech Hardware industry detracted from the Fund’s performance relative to the benchmark. Entering the tech downturn, the Fund’s strategy limited its exposure to more cyclical components of technology, including hardware. The dominance of Apple Inc. (AAPL) in the industry group, however, drove the Fund’s performance over the prior twelve months. We anticipate cyclical tech to be part of the leadership out of the current downturn and look to increase our allocation to the hardware group.
Stock selection in the Entertainment technology industry was buffeted by a retrenching consumer, particularly in international online gaming and e-commerce. A position in Sea Ltd (SE, continues to be held) was the primary source of underperformance as the economic uncertainty in southeast Asia and Latin America hit the company’s revenues, expansion, and outlook.
Of the bottom performing securities (SE, AAPL, RNG), SE was the largest single stock detractor. Apple Inc. (AAPL, continues to be held) was underweight in the Fund’s strategy and was the second largest detractor to relative performance. Ring Central
(RNG, continues to be held) saw big gains during the pandemic as remote communication systems were ramped up at businesses around the globe. RNG also inked large deals to replace legacy telecom equipment and services. However, the concern now is that the rate of telephony upgrades has peaked, and the conversion value of the large legacy deals is less clear.
The Fund’s top performing industries include Semiconductors, Professional Services, and Interactive Media. Allocation overweight and good stock selection contributed to the performance in Semiconductors, and the Fund’s leading-edge exposure in fabrication equipment benefitted relative performance. Professional Services industry included a position in Booz Allen Hamilton (BAH, continues to be held), a government-focused consultant with defense industry exposure. A favorable defense spending outlook coupled with an improved availability of consulting professionals have driven returns. Furthermore, Interactive Media industry performance reflects good overall positioning with a positive overweight, such as Alphabet Inc. (GOOGL, continues to be held), and select underweights, like SNAP (underweight/no holding). Although ad spending is moderating, GOOGL’s platform has outperformed peers (cloud services also stable) while SNAP’s poor execution weighed on results and investors’ confidence.
The Fund’s top performing securities include BAH, Insight Enterprises (NSIT), and KLA Corporation (KLAC). As discussed earlier, BAH positioning in government services has served the Fund well in last twelve months, and the relative stability of its revenues have made BAH a beneficiary of the market’s rotation to defensive, less cyclical stocks. Insight Enterprises (NSIT, continues to be held) provides value-added IT equipment and services to businesses. NSIT benefitted from the outsized demand for IT equipment refreshes during the pandemic (particularly PCs/laptops) but has also shown consistent execution exiting the pandemic by emphasizing services relative to hardware. KLA Corporation (KLAC, continues to be held) is a leading manufacturer of semiconductor fabrication equipment. 2021 was a record year for equipment expenditures and, even considering the current environment, the longer-term outlook for wafer equipment remains robust. We expect a contraction in wafer equipment industry sales for 2022 but a rebound beginning in 2023 and continuing for several years bolstered by the CHIPS act.
An underweight to mega cap technology stocks, in particular Apple Inc. (AAPL, continues to be held), was a performance detractor during the year. The S&P North American Technology Sector Index typically has a large weighting in these securities, frequently more than 40%, and notably in excess of the peer group average. Our weight to mega cap tech was more in line with the peer group average. As large cap technology stocks outperformed small (Russell 1000® Technology Index outperformed Russell
2000® Technology Index by over 600 bps), the universe of technology mutual fund managers lagged the benchmark. In addition to this headwind, our exposure to growth areas within technology and healthcare was a detractor as investors shortened time horizons and eschewed risk.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.

Nationwide Bailard Technology & Science Fund - October 31, 2022 - Fund Commentary - 13
Subadviser:
Bailard, Inc.
Portfolio Managers:
Sonya Thadhani Mughal, CFA; and Dave Harrison Smith, CFA
Past performance is no guarantee of future results and there is no guarantee strategies will be successful. Indices are not available for direct investment.
The Fund is subject to the risks of investing in equity securities. Growth funds may underperform other funds that use different investing styles. Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds.
The Fund may invest in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than are more-
established stocks. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset Allocation
1
Common Stocks 99.7%
Other assets in excess of liabilities 0.3%
100.0%
Top Industries
2
Software 33.9%
Semiconductors & Semiconductor Equipment 21.1%
IT Services 9.2%
Interactive Media & Services 7.8%
Technology Hardware, Storage & Peripherals 6.8%
Electronic Equipment, Instruments & Components 5.0%
Internet & Direct Marketing Retail 3.3%
Professional Services 3.0%
Household Durables 2.4%
Life Sciences Tools & Services 1.6%
Other Industries 5.9%
100.0%
Top Holdings
2
Microsoft Corp. 11.0%
Apple, Inc. 5.7%
Alphabet, Inc., Class A 5.7%
QUALCOMM, Inc. 4.3%
KLA Corp. 4.2%
NVIDIA Corp. 4.1%
Visa, Inc., Class A 3.7%
Adobe, Inc. 3.6%
Amazon.com, Inc. 3.4%
Insight Enterprises, Inc. 3.2%
Other Holdings 51.1%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

14 - Fund Commentary - October 31, 2022 - Nationwide Bailard Technology & Science Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(36.57)% 8.86% 14.40% 4/3/2006
w/SC
3
(40.22)% 7.58% 13.76%
Class C
1
w/o SC
2
(37.02)% 8.06% 13.58% 4/3/2006
w/SC
4
(37.52)% N/A N/A
Class M
1,5
(36.39)% 9.20% 14.78% 5/30/2001
Class R6
5,6
(36.37)% 9.20% 13.57% 9/18/2013
Institutional Service
Class
1,5,7
(36.44)% 9.09% 14.66% 4/4/2006
S&P North American
Technology Sector Index
TM
(32.10)% 12.55% 17.33%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.20%
Class C 1.94%
Class M 0.91%
Class R6 0.91%
Institutional Service Class 0.99%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Bailard Technology & Science Fund - October 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Technology & Science Fund versus the
S&P North American Technology Sector Index
TM
over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Enhanced Growth Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2022 - Nationwide BNY Mellon Disciplined Value Fund
For the annual period ended October 31, 2022, the Nationwide BNY Mellon Disciplined Value Fund Class K returned -0.16%
versus -7.00% for its benchmark, the Russell 1000
®
Value Index. For broader comparison, the return for the Fund's closest
Morningstar peer category™, Large Value (consisting of 1,130 investments as of October 31, 2022), was -4.55% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The three top positive impacts sectors were Energy, Industrials, and Materials. The Energy sector was the top performing sector of the period due to positioning and effective stock selection, especially within the oil, gas and consumable fuels segment. In particular, positioning in Marathon Petroleum Corporation and Devon Energy Corporation were particularly additive to performance. In the
Industrials sector both positioning and solid stock selection contributed to performance in the aerospace and defense segment of the industrials sector. Additionally, positioning in the electrical equipment space was additive over the period. The Materials sector was the third-best sector performer over the past twelve months thanks to effective stock selection among the chemicals segment in conjunction with positioning in metals and mining.
The three key individual stock contributors were Constellation Energy, Marathon Petroleum Corporation, and Devon Energy
Corporation. Constellation Energy produces carbon-free energy as the largest nuclear player in the US, along with wind, hydro and solar energy solutions. Shares proved resilient during the period as the newly listed company, which was spun out of Exelon, reported a first quarter 2022 beat to consensus estimates and reiterated full year 2022 Earnings Before Interest,
Taxes, Depreciation and Amortization (“EBITDA”) guidance. The company is also a beneficiary of the Inflation Reduction Act.
As for Marathon Petroleum Corporation: Shares in the largest US refiner outperformed as refining margins remain robust on the back of rising crack spreads. US fuel supply, demand and cost advantages remain favorable tailwinds for Marathon. Marathon
Petroleum Corporation will conclude their $10 billion buyback soon and look to expand upon their capital return targets, including an increased dividend. Shares of Devon Energy Corporation continued to move higher over the period on the back of rising oil prices. The company experienced a better-than-expected variable dividend and continues to execute and lead the charge in terms of return of capital in the energy space.
There were two sectors that detracted from performance during the reporting period were Consumer Staples and Consumer
Discretionary. The Consumer Staples sector was the largest relative detractor over the period. The tobacco segment was challenged due to underweight positioning. And while positioning in the Consumer Discretionary sector was positive over the period, overall sector performance was weighed down by challenged stock selection. In particular, exposure to the hotels, restaurants and leisure segment lagged performance over the period.
The three key detracting holdings were Chevron Corporation, Exelon Corporation, and Alphabet Inc. As for Chevron Corporation,
not owning the oil and gas concern given the sector’s outperformance, detracted from the Fund’s relative returns. The Fund held
Exelon Corporation, which was weak over the period in a broader selloff in interest-rate sensitive equities. We continue to have a favorable view of Exelon given its low risk profile and attractive growth prospects. Alphabet Inc, Class A shares of Google fell during the period in sympathy with other large tech names, as stubbornly high inflation has spooked investor concern that the Fed will continue rate hikes for the foreseeable future.
The Fund utilizes a combination of futures and options that track the S&P 500
®
Index, Russell 1000
®
Value Index and US Treasury
Bonds. The Fund also opportunistically takes modest financial leverage (up to 50% maximum). In order to implement leverage, the
Fund purchases exchange-traded S&P 500 options, which enable upside participation while also providing downside protection.
Over the past 12 months performance of derivative positions were modestly negative.
During the period, there were no liquidity events that materially impacted on fund performance.
Subadviser:
Newton Investment Management North America, LLC
Portfolio Managers:
John C. Bailer, CFA.; Brian C. Ferguson; and Keith Howell Jr., CFA
The Fund is subject to the risks of investing in equity securities, including initial public offerings (IPOs), which often are subject to greater and more unpredictable price changes than are more-established stocks. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate investments in specific industries or sectors, subjecting it to greater volatility than that of other mutual funds. The Fund uses a value style of investing, focusing on dividend-paying stocks and other investments which provide income, and may underperform other funds that use different investing styles. There is no guarantee that the issuers of the stocks held by the Fund will declare

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2022 - Fund Commentary - 17
dividends in the future or that the dividends will remain at the current levels or increase over time. The success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. A previously successful strategy may become outdated or inaccurate, possibly resulting in losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
Asset Allocation
1
Common Stocks 90.2%
Short-Term Investments 1.7%
Repurchase Agreement 1.1%
Purchased Options 0.2%
Futures Contracts (0.3)%
Other assets in excess of liabilities
§
7.1%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.6%
Capital Markets 7.7%
Banks 7.7%
Insurance 7.1%
Diversified Financial Services 5.6%
Aerospace & Defense 5.3%
Health Care Providers & Services 5.2%
Health Care Equipment & Supplies 4.9%
Pharmaceuticals 4.8%
Electric Utilities 4.6%
Other Industries
#
37.5%
100.0%
Top Holdings
2
Exxon Mobil Corp. 4.2%
Berkshire Hathaway, Inc., Class B 4.0%
Becton Dickinson and Co. 2.9%
JPMorgan Chase & Co. 2.7%
Constellation Energy Corp. 2.6%
Raytheon Technologies Corp. 2.6%
Cisco Systems, Inc. 2.4%
Morgan Stanley 2.1%
Chubb Ltd. 2.1%
Goldman Sachs Group, Inc. (The) 2.0%
Other Holdings
#
72.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

18 - Fund Commentary - October 31, 2022 - Nationwide BNY Mellon Disciplined Value Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
(0.31)% N/A 10.65% 12/16/2019
w/SC
2
(6.05)% N/A 8.40%
Class K
3,4
(0.16)% 11.27% 12.21% 12/31/1987
Class R6
3
(0.04)% N/A 11.04% 12/16/2019
Eagle Class
3
(0.05)% N/A 10.99% 12/16/2019
Institutional Service Class
3
(0.03)% N/A 10.94% 12/16/2019
Russell 1000
®
Value Index (7.00)% 7.21% 10.30%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.23% 1.16%
Class K 0.83% 0.76%
Class R6 0.73% 0.66%
Eagle Class 0.83% 0.76%
Institutional Service Class 0.98% 0.91%
*
Not annualized.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Total returns prior to the Fund’s inception on December 14, 2019 are based on the performance of the Fund’s predecessor fund.

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class K shares of the Nationwide BNY Mellon Disciplined Value Fund versus the
Russell 1000
®
Value Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 12/14/19 is based on shares of the Fund’s predecessor fund, the BNY Mellon Disciplined Stock Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2022 - Nationwide BNY Mellon Dynamic U.S. Core Fund
For the annual period ended October 31, 2022, the Nationwide BNY Mellon Dynamic U.S. Core Fund Class R6 returned -18.30%
versus -14.61% for its benchmark, the S&P 500
®
Index (“S&P 500
®
”). For broader comparison, the return for the Fund's closest
Morningstar Peer Category™, Allocation--85%+ Equity (consisting of 204 investments as of October 31, 2022), was -20.00% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund does not take any positions outside of index-based exposure to the S&P 500
®
, long US Treasury bonds, and cash.
Therefore, there is no impact from individual security, sector, country, or currency factors. Both the S&P 500
®
and long Treasury
exposure detracted from performance over the period.
The macro environment was difficult for the strategy, which was marked by supply-chain pressures, multi-decade high inflation,
Federal Reserve (“Fed”) interest-rate hikes and the crisis in Ukraine, which all weighed on investor sentiment. U.S. equities briefly touched bear market territory as the Fed aggressively raised its official benchmark federal funds rate. Despite mounting fears of recession, Federal Reserve Chair Jerome Powell indicated that more hikes would follow in an attempt to curb inflation. The S&P
500
®
fell 14.6%. The average equity exposure over the period was 106%, which was responsible for approximately half of the underperformance relative to the benchmark. The average implemented bond allocation of 5% also hampered excess returns given yields moved higher across the curve during the period, putting downward pressure on prices.
Derivatives are a standard implementation feature of the strategy. The Fund utilizes a combination of index-based physical securities, futures, and options to express our investment views. Typically, 85% of the S&P 500
®
exposure is implemented with
passive indexing equity exposure (i.e., fully funded physical securities that seek to replicate the benchmark index). The remaining exposure is held in S&P 500
®
futures that are cost effective to trade when we make changes to the S&P 500
®
exposure. The Fund
also opportunistically takes modest financial leverage (up to 50% maximum). In order to implement leverage, the Fund purchases exchange-traded S&P 500
®
options, which enable upside participation while also providing downside protection. Over the past 12 months derivative positions were modestly negative.
During the period, there were no liquidity events that materially impacted Fund performance.
Subadviser:
Newton Investment Management North America, LLC
Portfolio Managers:
James Stavena; Dimitri Curtil; and Torrey Zaches, CFA
The Fund is subject to the risks of investing in equity securities and fixed-income securities. The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The Fund’s strategy may lead to above-average short-term volatility. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 86.1%
Short-Term Investments 8.1%
Purchased Options 0.2%
Repurchase Agreement 0.1%
Futures Contracts (0.2)%
Other assets in excess of liabilities
§
5.7%
100.0%
Top Industries
2
Software 7.5%
Technology Hardware, Storage & Peripherals 6.7%
Oil, Gas & Consumable Fuels 4.5%
Semiconductors & Semiconductor Equipment 4.3%
Pharmaceuticals 4.3%
IT Services 4.1%
Interactive Media & Services 3.6%
Banks 3.5%
Health Care Providers & Services 3.4%
Capital Markets 2.7%
Other Industries
#
55.4%
100.0%

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2022 - Fund Commentary - 21
Top Holdings
2
U.S. Treasury Bills 8.4%
Apple, Inc. 6.5%
Microsoft Corp. 4.8%
Amazon.com, Inc. 2.5%
Tesla, Inc. 1.7%
Alphabet, Inc., Class A 1.6%
Berkshire Hathaway, Inc., Class B 1.5%
UnitedHealth Group, Inc. 1.5%
Alphabet, Inc., Class C 1.4%
Exxon Mobil Corp. 1.3%
Other Holdings
#
68.8%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

22 - Fund Commentary - October 31, 2022 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(18.56)% 10.96% 12.94% 5/8/1998
w/SC
2
(23.23)% 9.66% 12.26%
Class C w/o SC
1
(19.16)% 10.13% 12.06% 3/1/2001
w/SC
3
(19.87)% N/A N/A
Class R
4,5
(18.87)% 10.54% 12.58% 10/1/2003
Class R6
4,6
(18.30)% 11.31% 13.28% 2/14/1961
Eagle Class
4
(18.34)% N/A 8.66% 10/1/2018
Institutional Service Class
4
(18.40)% 11.17% 13.07% 11/30/2011
S&P 500
®
Index (14.61)% 10.44% 12.79%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.85% 0.81%
Class C 1.60% 1.56%
Class R 1.29% 1.25%
Class R6 0.54% 0.50%
Eagle Class 0.64% 0.60%
Institutional Service Class 0.66% 0.62%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2022 - Fund Commentary - 23
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide BNY Mellon Dynamic U.S. Core Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2022 - Nationwide Diamond Hill Large Cap Concentrated Fund
For the annual period ended October 31, 2022, the Nationwide Diamond Hill Large Cap Concentrated Fund Class A returned
-10.86% versus -7.00% for its benchmark, the Russell 1000
®
Value - Total Return. For broader comparison, the return for the
Fund's closest Morningstar Peer Category, Large Value (consisting of 1,130 investments as of October 31, 2022), was -4.55% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund's return relative to the Russell 1000
®
Value Index was most negatively impacted by the communication services, consumer discretionary and financials sectors. Within the communication services sector, shares of diversified media and entertainment company Walt Disney Co. underperformed in the fourth quarter of 2021 as investors were concerned the company's streaming service subscriber growth would not reaccelerate until the following summer. As 2022 moved along, there was further concern over
Disney's streaming business when Netflix's operating results indicated near-term saturation. The Fund exited its position in favor of more attractive opportunities during the second quarter.
Consumer spending concerns weighed on the market's sentiment toward companies selling more discretionary goods. In the consumer discretionary sector, apparel and footwear company, V.F. Corp., underperformed due to the longer-than-expected recovery for its Vans® brand, such as elevated freight costs dampening gross margin and modest exposure to the slowdown in China. Although the company's remaining brands are performing well, the Fund exited its position in favor of more attractive opportunities during the second quarter of 2022.
Within the financial sector, global investment firm KKR & Co., Inc.’s (KKR) shares reflect the market's increasing concerns about the impact of rising interest rates and contracting valuations on KKR's private equity fund returns, balance sheet investment portfolio, and future fundraising success. Although the Fund has lowered its estimate of intrinsic value to reflect a lower growth rate for fee-paying assets under management and lower market multiple, it continues to believe large alternative asset managers with strong brands and diversified strategies like KKR will continue to generate healthy assets under management growth over the next five years. The Fund continues to hold KKR.
The largest sector contributors to the Fund's return relative to the Russell 1000
®
Value Index were the information technology, real
estate, and industrials sectors. The Fund had no exposure to the Index's poor-performing real estate sector. Although the Fund's holdings in the energy sector provided the largest absolute contribution to return, its underweight position in the sector made it a smaller relative contributor.
The Fund initiated a position in oil and gas producer, ConocoPhillips early in 2022 and generated the largest security contribution to relative return. The rising price of both oil and natural gas has allowed ConocoPhillips to continue to report strong earnings growth even as the economic outlook is more uncertain. Another significant contributor to relative return is global beverage and snack company PepsiCo, Inc. (PepsiCo) which has continued to generate organic revenue growth and stable margins. PepsiCo benefits from its Frito-Lay snack business' competitive position and unparalleled scale and logistics network. PepsiCo has also been diversifying away from carbonated beverages, which have been in secular decline and successfully pursued other areas of growth within the beverage category. Finally, health insurance company Humana, Inc. (Humana) has held up well amid volatile markets, given the characteristics of the Medicare Advantage market and expectations that they can return to market growth in the
2023 Annual Enrollment Period. The Fund continues to hold ConocoPhillips, PepsiCo and Humana.
The Fund does not utilize derivatives.
The Fund did not experience any liquidity events
Subadviser:
Diamond Hill Capital Management, Inc.
Portfolio Managers:
Chuck Bath, CFA and Austin Hawley, CFA
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses a value style of investing and may underperform other funds that use different investing styles. The Fund is non-diversified and may hold large positions in a smaller number of securities, and an increase or decrease in the value of such securities may have a greater impact on the Fund's value and total return. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Diamond Hill Large Cap Concentrated Fund - October 31, 2022 - Fund Commentary - 25
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
Asset Allocation
1
Common Stocks 97.8%
Other assets in excess of liabilities 2.2%
100.0%
Top Industries
2
Banks 10.0%
Insurance 9.5%
Machinery 8.4%
Oil, Gas & Consumable Fuels 8.3%
Health Care Equipment & Supplies 6.2%
Beverages 5.9%
Automobiles 5.2%
Semiconductors & Semiconductor Equipment 5.2%
Household Durables 4.6%
Health Care Providers & Services 4.5%
Other Industries 32.2%
100.0%
Top Holdings
2
American International Group, Inc. 9.5%
ConocoPhillips 8.3%
Abbott Laboratories 6.2%
PepsiCo, Inc. 5.9%
General Motors Co. 5.2%
Texas Instruments, Inc. 5.2%
Bank of America Corp. 5.0%
Truist Financial Corp. 5.0%
NVR, Inc. 4.6%
Humana, Inc. 4.5%
Other Holdings 40.6%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

26 - Fund Commentary - October 31, 2022 - Nationwide Diamond Hill Large Cap Concentrated Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(10.86)% 7.97% 10.65% 6/30/2000
w/SC
3
(15.98)% 6.69% 10.03%
Class C
1
w/o SC
2
(11.62)% 7.18% 9.91% 11/28/2003
w/SC
4
(12.42)% N/A N/A
Class R6
5,6
(10.64)% 8.34% 9.51% 9/18/2013
Institutional Service
Class
1,5,7
(10.77)% 8.14% 10.88% 5/31/2000
Russell 1000
®
Value Index (7.00)% 7.21% 10.30%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.79% 0.96%
Class C 2.51% 1.68%
Class R6 1.43% 0.60%
Institutional Service Class 1.63% 0.80%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Diamond Hill Large Cap Concentrated Fund - October 31, 2022 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Diamond Hill Large Cap Concentrated Fund
versus the Russell 1000
®
Value Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on
9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Large Cap Core Equity Fund. Unlike the Fund,
the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2022 - Nationwide Fund
For the annual period ended October 31, 2022, the Nationwide Fund Institutional Service Class returned -16.90% versus -14.61%
for its benchmark, the S&P 500
®
Index-Total Return. For broader comparison, the return for the Fund's closest Morningstar Peer
Category
TM
, Large Blend (consisting of 1163 investments as of October 31, 2022), was -15.18% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
As measured by the S&P 500
®
Index, U.S. equities posted negative results over the trailing 12-month period ending October 31,
2022. The market rallied to close 2021 as strong equity inflows, depressed real yields, several more months of balance sheet expansion by the U.S. Federal Reserve (Fed), and potentially less-severe economic impacts from the Omicron variant outweighed headwinds posed by central bank policy shifts, ongoing supply-chain problems, and inflation pressures. The rapid spread of
Omicron brought the largest increase in COVID-19 cases since the onset of the pandemic, prompting a flurry of fresh restrictions and event cancellations.
In the first quarter of 2022, U.S. equities registered their first quarterly loss since March 2020. Fears about the economic implications of Russia's large-scale military attack on Ukraine and the prospect of aggressive monetary policy tightening by the Fed drove the
S&P 500
®
Index into correction territory in February. In March, the Fed raised interest rates by 25 basis points (bps), lifted its 2022 core inflation forecast to 4.1%, and cut its 2022 Gross Domestic Product (GDP) growth forecast to 2.8%.
In the second quarter of 2022, U.S. equities fell sharply during a volatile quarter. Rampant inflation and tighter financial conditions hurt risk sentiment and increased the probability of recession. Growth stocks significantly underperformed their value counterparts as surging Treasury yields and disappointing earnings results from some of the largest technology companies drove the Nasdaq
Composite Index to its biggest quarterly loss since September 2001. The Fed responded to the larger-than-expected price increase by accelerating its interest-rate hikes to 75 bps in June, following a 50 bps increase in May.
In the third quarter of 2022, U.S. equities fell as risk sentiment deteriorated on fears that aggressive interest-rate hikes and tighter financial conditions would constrict economic growth and drive the U.S. to recession. Stocks suffered steep losses in
September after a larger-than-expected rise in core consumer prices showed that inflation continued to mount across broad areas of the economy. As expected, the Fed raised interest rates by 75 bps in September, which was the third straight increase of this magnitude.
In the final month of the period, U.S. equities finished sharply higher in a volatile month. The S&P 500
®
staged a spectacular rally
after falling to a multiyear low on October 10, 2022, against a backdrop of high inflation, surging borrowing costs, and uncertainty about corporate earnings.
The portfolio underperformed the S&P 500
®
Index during the period. The portfolio's underperformance was driven by challenging stock selection in the information technology, energy, and consumer discretionary sectors. This was partially offset by stronger selection in the financials, consumer staples, and utility sectors.
Top detractors from relative performance during the period included Exxon Mobil, Meta Platforms, and Apple. Not holding Exxon
Mobil, an American multinational oil and gas corporation, detracted from relative performance. Shares of Exxon Mobil advanced during the period, with crude oil prices soaring as tensions between Russia and Ukraine threatened to create a tighter oil market.
The stock climbed further following sanctions against Russia, exposing the fragility in global supply due to years of underinvestment and growing regulatory burdens. The company reported adjusted earnings per share for the fourth quarter that beat consensus estimates. An overweight position in Meta Platforms was a top detractor from relative performance. The share price of Meta
Platforms, a U.S.-based social technology company, fell in October after management released disappointing second-quarter results and weak near-term guidance. The company reported that quarterly revenue declined more than 4% year-over-year and its second straight quarterly decline. Overall net income fell 52% to $4.4 billion. An underweight position in Apple detracted from results as shares rose during the period. The company reported consecutive strong quarterly results where revenue growth exceeded management's expectations despite negative impacts from supply constraints, foreign exchange headwinds, and weakness in digital advertising. An underweight position in Apple, which outperformed the benchmark during the period, detracted from relative performance.
Top contributors to relative performance during the period included Shell, Sysco, and Eli Lilly. Our out-of-benchmark position in
Shell was the top contributor during the period. Shares of Shell advanced after the oil and gas conglomerate reported adjusted profit for the fourth quarter that beat consensus estimates. Shell also announced a share repurchase program to buy back $8.5 billion worth of its own shares during the first half of 2022 using proceeds from its Permian divestment and capital allocation framework. The overweight position in Sysco contributed to relative performance. Sysco shares benefited from positive market sentiment toward the food distribution industry owing to the resiliency of the business. An overweight position in Eli Lilly was among the top contributors for the period. Shares of Eli Lilly rose as the company reported notable pipeline achievements. The U.S.

Nationwide Fund - October 31, 2022 - Fund Commentary - 29
Federal Drug Administration (FDA) approved Tirzepatide for adults with type 2 diabetes and Baricitinib to treat severe alopecia areata. Additionally, the European Medicines Agency issued a positive opinion for Baricitinib.
Global markets remain pressured by persistent inflation, rising interest rates, elevated geopolitical tensions, and concerns about an economic slowdown. Amid this challenging backdrop, both equity and credit markets continued their selloff during the period. The deep fundamental research conducted by our Global Industry Analysts (GIAs) is critical in navigating today's market environment as we focus on identifying companies we believe will lead throughout this cycle.
Inflation has remained elevated through the first ten months of the year, leading many central banks globally to continue down paths of tighter monetary policies. Soaring energy prices due to the war in Ukraine has certainly contributed, particularly in Europe, though there are many other factors to consider. Notably, supply chain bottlenecks, rising input costs, tight labor markets, and geopolitical dynamics broadly have all impacted inflation this year. The ongoing impacts of high inflation and rising interest rates on business and consumer behavior remain key areas of focus amongst our GIAs, macro strategists, and boutique investment teams at the firm.
The Fund utilized exchange-traded funds during the period to equitize cash. The positions did not have a material impact on the portfolio during the period.
The Fund did not experience any liquidity events that had a material impact on performance over the period.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Mary L. Pryshlak, CFA and Jonathan G. White, CFA
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Funds using both a growth style and a value style of investing may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

30 - Fund Commentary - October 31, 2022 - Nationwide Fund
Asset Allocation
1
Common Stocks 97.9%
Exchange Traded Fund 0.7%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 8.0%
Capital Markets 6.9%
Pharmaceuticals 6.7%
Oil, Gas & Consumable Fuels 5.4%
Technology Hardware, Storage & Peripherals 5.0%
Internet & Direct Marketing Retail 4.8%
IT Services 4.4%
Health Care Providers & Services 4.4%
Interactive Media & Services 4.3%
Semiconductors & Semiconductor Equipment 3.8%
Other Industries
#
46.3%
100.0%
Top Holdings
2
Microsoft Corp. 5.5%
Apple, Inc. 5.0%
Amazon.com, Inc. 4.1%
Alphabet, Inc., Class A 3.2%
Sysco Corp. 2.7%
Eli Lilly & Co. 1.9%
Charles Schwab Corp. (The) 1.7%
Ares Management Corp. 1.6%
Shell plc, ADR 1.5%
Morgan Stanley 1.5%
Other Holdings
#
71.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Fund - October 31, 2022 - Fund Commentary - 31
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(17.11)% 9.08% 11.66% 5/8/1998
w/SC
2
(21.88)% 7.80% 11.00%
Class C w/o SC
1
(17.70)% 8.27% 10.82% 3/1/2001
w/SC
3
(18.41)% N/A N/A
Class R
4,5
(17.35)% 8.68% 11.22% 10/1/2003
Class R6
4
(16.85)% N/A 9.63% 4/10/2018
Institutional Service Class
4
(16.90)% 9.35% 11.92% 5/11/1933
S&P 500
®
Index (14.61)% 10.44% 12.79%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.91% 0.87%
Class C 1.67% 1.63%
Class R 1.37% 1.33%
Class R6 0.62% 0.58%
Institutional Service Class 0.69% 0.65%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

32 - Fund Commentary - October 31, 2022 - Nationwide Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expense, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2022 - Fund Commentary - 33
For the annual period ended October 31, 2022, the Nationwide Geneva Mid Cap Growth Fund Class A returned -28.71% versus
-28.94% for its benchmark, the Russell Midcap
®
Growth Index – Total Return. For broader comparison, the return for the Fund's closest Morningstar Peer Category
TM
, Mid-Cap Growth (consisting of 547 investments as of October 31, 2022), was -30.24% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The environment for high quality growth has been constructive with those companies rated B+ or better (high quality) outperforming those rated B or worse (low quality). Within the Russell Midcap
®
Growth universe we observe similar trends; nonearning companies, high beta companies and companies with low return of equity (“ROE”) all underperformed the broader index which signals the underperformance of low-quality companies.
At the ICB Industry level, the top contributors relative to the benchmark were consumer discretionary, technology and real estate.
At the stock level the top contributors were O’Reilly Automotive, Inc. (NASDAQ: ORLY), Raymond James Financial, Inc (NYSE:
RJF). and CoStar Group, Inc. (NASDAQ: CSGP); all three stocks were held in the Fund at the end of the period. Shares of
O’Reilly Automotive, Inc. were up 34% during the period on the back of strong fundamental performance. Results for the most recent quarter reported missed consensus slightly and 2022 guidance was modestly lowered but both of which were expected by investors. The miss and guidance reduction were attributed to softer-than-expected DIY trends as high fuel costs and persistent inflation pressure lower-income consumers. While this dynamic is likely to continue, ORLY continues to perform well from a DIFM
(do-it-for-me) standpoint and in general the underlying demand backdrop appears healthy when taking into account very difficult multi-year comparisons. Raymond James Financial, Inc. shares are up nearly 30% during the period with much of the strong performance coming in the last month of the period. The company recently reported fiscal fourth quarter 2022 results with revenues and earnings per share (“EPS”) slightly ahead of expectations. Revenue grew 5% year-over-year (“YoY”) and adjusted EPS ex-
mergers & acquisitions (“M&A”) expenses of $2.08 both beat by ~3%. Revenue growth was driven by strong YoY results in private client group (“PCG”) and higher short-term rates offsetting declines in asset management and brokerage revenues due to equity market decline. NII (net interest income) continues to surprise to the upside and NIM (net interest margin) rose 100bps y/y. Shares of CoStar Group, Inc. were down slightly during the period but added to relative performance as the company’s countercyclical business model should hold up well in periods of economic weakness. Most recently, the company reported solid the third quarter results with revenue modestly beating estimates and EPS beating by 25%. Total revenue grew 12% YoY driven by strength in the multifamily business and the CoStar Suite growing 17% YoY in the quarter. The Residential segment grew organic revenue 13%
and underlying subscription revenue grew over 40%. With over $4 billion of cash and equivalents on the balance sheet, the street continues to anticipate further M&A but, all in, a very encouraging quarter with management executing well in the core business, the new residential strategy seeing good initial traction, and a macro backdrop that should be supportive of accelerating growth in the multifamily business from here.
The top detractors relative to the benchmark were health care, energy and financials. The weakness in energy was the result of the Fund having no allocation to this industry due to the fact that these types of companies will typically not meet our criteria for high quality growth. The Fund seeks out companies with low debt levels and consistent, organic growth. Most of the energy companies in the universe are beholden to commodity markets and prices can swing wildly due to government intervention or other outside factors and it’s difficult to find companies with long-term sustainable advantages. At the stock level the top detractors were Generac Holdings, Inc. (NYSE: GNRC), HubSpot, Inc. (NYSE: HUBS) and EPAM Systems, Inc. (NYSE: EPAM); HubSpot,
Inc. and EPAM Systems, Inc. were held in the Fund at the end of the period. Shares of Generac Holdings, Inc. were down 76%
during the period due to a rotation out of higher multiple growth companies, labor supply constraints for installers and destocking within distributors. During the most recent quarter revenue grew 15% YoY, with residential products growing 9% YoY and the C&I business growing 20% YoY. The contract signing to installation timeline improved from second quarter to third quarter quarter-
to-date, dealer productivity has improved to an all-time high, and half of field inventory is allocated to active customer contracts.
Management believes that field inventory levels are about double where they should be, and they expect destocking to continue into early 2023. Shares of HubSpot, Inc. have been penalized during the period, but the pullback wasn’t driven by weakening fundamentals but rather a rotation out of high multiple technology stocks. The company’s next quarterly report comes in early
November but in September the company hosted an analyst day where they reiterated long-term guidance targets (including
20-25% operation margin) and introduced 2023 margins of 8%. While the short-term margin guidance may be frustrating as investors look for more leverage, the company continues to invest in R&D and said it would see sales & marketing leverage over the next few years as it continues to lean into very strong Customer Lifetime Value to Customer Acquisition Cost (“LTV: CAC”)
metrics. Shares of EPAM Systems, Inc. suffered a significant decline early in 2022 at the start of the Ukraine war; at the time the company had over 25% of their workforce in Ukraine and a significant portion in Russia and Belarus. Investors pulled out of the stock anticipating there would be a major disruption to the business, but management did an excellent job of relocating affected employees and the business continued to thrive. EPAM Systems, Inc. recent results again demonstrate management’s impressive ability to reposition the business and effectively navigate headwinds. The second quarter revenue beat estimates by ~5% and EPS came in almost 40% ahead of estimates driven by better-than-expected profitability. The demand environment remains solid, led by traditional drivers around application modernization, cloud migration, data and platform engineering; management alluded to

34 - Fund Commentary - October 31, 2022 - Nationwide Geneva Mid Cap Growth Fund
cost efficiency becoming a potentially more material demand driver in a more strained macro environment. Management expects a stable demand environment and ongoing sequential revenue growth through the second half of 2022 of the year.
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Geneva Capital Management LLC
Portfolio Managers:
William A. Priebe, CFA; W. Scott Priebe; and José Muñoz
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
Asset Allocation
1
Common Stocks 95.5%
Exchange Traded Fund 3.9%
Repurchase Agreement 0.8%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Software 15.4%
IT Services 12.7%
Electronic Equipment, Instruments & Components 9.7%
Health Care Equipment & Supplies 8.2%
Specialty Retail 7.4%
Professional Services 5.6%
Aerospace & Defense 5.5%
Building Products 4.5%
Capital Markets 4.1%
Commercial Services & Supplies 3.7%
Other Industries
#
23.2%
100.0%
Top Holdings
2
O'Reilly Automotive, Inc. 5.2%
Keysight Technologies, Inc. 4.3%
Intuit, Inc. 4.1%
iShares Russell Mid-Cap Growth ETF 3.9%
Advanced Drainage Systems, Inc. 3.9%
Copart, Inc. 3.7%
Amphenol Corp., Class A 3.4%
CoStar Group, Inc. 3.3%
Axon Enterprise, Inc. 3.2%
Pool Corp. 3.1%
Other Holdings
#
61.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2022 - Fund Commentary - 35
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(28.71)% 8.58% 10.12% 1/4/1999
w/SC
3
(32.81)% 7.30% 9.50%
Class C
1
w/o SC
2
(29.26)% 7.76% 9.34% 5/8/2000
w/SC
4
(29.68)% N/A N/A
Class R6
5,6
(28.49)% 8.95% 8.86% 9/18/2013
Institutional Service
Class
1,5,7
(28.54)% 8.82% 10.39% 6/8/2009
Russell Midcap
®
Growth
Index (28.94)% 8.66% 11.95%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.07%
Class C 1.83%
Class R6 0.74%
Institutional Service Class 0.88%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

36 - Fund Commentary - October 31, 2022 - Nationwide Geneva Mid Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Mid Cap Growth Fund versus the
Russell Midcap
®
Growth Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Geneva Mid Cap Growth Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide GQG US Quality Equity Fund - October 31, 2022 - Fund Commentary - 37
For the annual period ended October 31, 2022, the Nationwide GQG US Quality Equity Fund Class R6 returned -3.22% versus
-14.61% for its benchmark, the S&P 500
®
Index- Total Return. For broader comparison, the return for the Fund's closest Morningstar peer category
™
, Large Growth (consisting of 1,153 investments as of October 31, 2022), was -28.72% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
During the fiscal year ending October 31, 2022, the Nationwide GQG US Quality Equity Fund outperformed the benchmark
S&P500
®
Index by 1146 basis points net of fees, posting a total net of fees return of -3.16% percent versus the benchmark’s return of -14.61%.
The largest absolute contributors to results were holdings within the Energy, Healthcare and Industrials sectors. Among the largest contributors to relative performance during the fiscal year were and overweight and stock selection within the Energy Sector and an overweight to the Consumer Staples Sector. Among the top stock contributors included Exxon Mobile Corporation (NYSE:
XOM), Occidental Petroleum Corporation (NYSE: OXY), and Devon Energy Corporation (NYSE: DVN). The Fund continues to own Exxon Mobil, Occidental Petroleum and Devon Energy.
Exxon Mobil is a Texas based oil and natural gas producer. It also markets petroleum, petrochemical and other specialty products.
Energy producers benefited during the period from significant increases in oil and gas prices. While oil was already in short supply, in our opinion, the situation was exacerbated by sanctions on Russia in the wake of its invasion of Ukraine. Russia is the second largest oil exporting country after Saudi Arabia.
Occidental Petroleum Corporation is an oil and gas producer, pipeline operator and chemicals manufacturer. The company is based in Texas. Energy producers benefited during the period from significant increases in oil and gas prices. While oil was already in short supply, in our opinion, the situation was exacerbated by sanctions on Russia in the wake of its invasion of Ukraine. Russia is the second largest oil exporting country after Saudi Arabia.
Devon Energy is an oil and natural gas producer based in Oklahoma. The stock increased during the quarter as the company reported strong results for the period, driven by measured growth from its assets in the Delaware basin in west Texas and the
Eagle Ford Shale in southeast Texas. Investors appeared to be constructive on the continued return of capital to shareholders via a record dividend, reflecting both a fixed and variable component, while the company hinted at a possible increase in its buyback program.
As the market was down broadly 6 of the 11 Sectors detracted on an absolute basis. In order of magnitude were Information
Technology, Communication Services, Materials, Consumer Staples, Financials and Consumer Discretionary. Among the largest detractors from relative performance during the fiscal year were from stock selection in the Information Technology, Materials and
Consumer Staples Sectors. The largest portfolio company detractors included Advanced Micro Devices, Inc. (NASDAQ: AMD),
Microsoft Corporation (NASDAQ: MSFT), and ServiceNow, Inc. (NYSE: NOW). The Fund continues to own Microsoft Corp and sold Advanced Micro Devices and ServiceNow.
Advanced Micro Devices designs semiconductors that are used in personal computers, professional workstations, servers, and gaming consoles. AMD declined in line with other Technology companies that sold off as higher multiple stocks were under pressure during the quarter with the increase in interest rates. More recently, the stock declined during the period on concerns that demand for personal computers, cloud storage and gaming consoles was deteriorating and likely to negatively impact earnings growth in the second half of 2022.
Microsoft Corporation is a technology company that develops and supports software, services and devices. Its products include operating systems, desktop and server management tools, gaming and entertainment consoles and cloud-based solutions.
Microsoft is headquartered in Washington. Microsoft declined in line with other Technology companies that sold off as higher multiple stocks were under pressure during the quarter with the increase in interest rates. More recently, the stock declined during the period on concerns that demand for personal computers, cloud storage and gaming consoles was deteriorating and likely to negatively impact earnings growth in the second half of 2022.
ServiceNow is an American software company based in Santa Clara, California that develops a cloud computing platform to help companies manage digital workflows for enterprise operations. During the first quarter of 2021, growth shares more broadly struggled on a relative basis to the broader market and ServiceNow exhibited multiple compression off the back of rapidly rising bond yields. More recently, the stock declined during the period on concerns that hiring may be slowing and corporate spending on multiple software providers may come under further pressure in the second half of 2022.

38 - Fund Commentary - October 31, 2022 - Nationwide GQG US Quality Equity Fund
The fund did not invest in derivatives and did not have any significant liquidity events during the fiscal year.
Subadviser:
GQG Partners
Portfolio Managers:
Rajiv Jain, and James Anders, CFA
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund is non-diversified and may hold large positions in a small number of securities, and an increase or decrease in the value of such securities may have a greater impact on the Fund's value and total return. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 96.4%
Other assets in excess of liabilities 3.6%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 21.0%
Health Care Providers & Services 18.7%
Aerospace & Defense 7.8%
Pharmaceuticals 7.5%
Capital Markets 7.2%
IT Services 5.3%
Banks 4.9%
Tobacco 4.8%
Software 4.6%
Electric Utilities 4.1%
Other Industries 14.1%
100.0%
Top Holdings
2
Exxon Mobil Corp. 8.9%
UnitedHealth Group, Inc. 7.3%
Occidental Petroleum Corp. 5.6%
Visa, Inc., Class A 5.3%
Charles Schwab Corp. (The) 5.1%
Humana, Inc. 5.1%
Bank of America Corp. 4.9%
Lockheed Martin Corp. 4.6%
Devon Energy Corp. 4.3%
Exelon Corp. 4.1%
Other Holdings 44.8%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide GQG US Quality Equity Fund - October 31, 2022 - Fund Commentary - 39
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr.
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
(3.52)% 9.68% 1/25/2021
w/SC
2
(9.04)% 6.06%
Class R6
3
(3.22)% 10.07% 1/25/2021
Eagle Class
3
(3.21)% 10.04% 1/25/2021
Institutional Service Class
3
(3.32)% 9.97% 1/25/2021
S&P 500
®
Index (14.61)% 3.19%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.42% 0.99%
Class R6 0.92% 0.49%
Eagle Class 1.02% 0.59%
Institutional Service Class 1.17% 0.74%
*
Not annualized.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

40 - Fund Commentary - October 31, 2022 - Nationwide GQG US Quality Equity Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide GQG US Quality Equity Fund from inception through 10/31/22 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis All Cap Growth Fund - October 31, 2022 - Fund Commentary - 41
For the annual period ended October 31, 2022, the Nationwide Loomis All Cap Growth Fund Class R6 returned-28.68% versus
-24.67% for its benchmark, the Russell 3000
®
Growth Index - Total Return. For broader comparison, the return for the Fund's closest Morningstar Peer Category™, Large Growth (consisting of 1,153 investments as of October 31, 2022), was -28.72% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Alnylam Pharmaceuticals and Regeneron Pharmaceuticals were the top contributors to relative performance during the period.
Meta Platforms and Amazon were the largest detractors from relative performance. The Fund continues to own all four securities.
Stock selection in the communication services, healthcare, consumer staples, financials, and energy sectors, as well as our allocations in the healthcare, consumer discretionary, consumer staples, and financials sectors, contributed positively to relative return. Stock selection in the information technology, consumer discretionary, and industrials sectors, as well as our allocations in the communication services and energy sectors, detracted from relative performance.
Alnylam Pharmaceuticals is a leader in gene therapies based on its pioneering small-interfering RNA (siRNA) approach to disease treatment. Founded in 2002, Alnylam was one of the first companies to develop and commercialize therapies based on RNA interference (RNAi), a breakthrough discovery in understanding how genes are naturally regulated within cells and was recognized with the 2006 Nobel Prize in Medicine. We believe Alnylam’s strong and sustainable competitive advantages include its deep, cumulative, and compounding knowledge in the science of RNAi therapeutics, in particular its creation and advancement of unique
siRNA-based therapies and the multiple partnerships it has entered, on the basis of its technology which provide both external funding and established commercialization avenues. Today, the company’s technology is the basis for five approved therapies, six therapies currently in clinical trials, and a robust pipeline of potential treatments that we expect to enter the clinic in the coming years, with a focus on genetic diseases, cardiometabolic diseases, infectious diseases, and central nervous system and ocular diseases. A new purchase in the second quarter of 2021, shares jumped almost 50% in August 2022 following news that
ONPATTRO
®
, the company’s approved therapy for transthyretin amyloidosis (ATTR), met its primary endpoint in the much larger indication of ATTR with cardiomyopathy, which is estimated to have a patient population approximately ten-times as large. The results substantially increase the likelihood that the therapy will receive approval in the new indication, where it would be the first
RNAi-based therapy. With its approved therapies and substantial pipeline of significant late-stage clinical programs, we believe the company has now reached the point at which its existing therapies will continue to positively contribute and its subsequent innovations will shift its financial profile from that of an early-stage biotech company to a profitable business with normalized margins that is able to internally fund its ongoing growth needs. Over our long-term investment horizon, we believe the company can generate substantial revenue growth, while turning profitable and generating substantial cumulative free cash flow. We believe
Alnylam’s market price continues to substantially undervalue the potential contribution from the company’s clinical-stage assets
– which we believe is unsupported by the company’s established track record for producing genetically validated therapeutics.
Further, while embedded expectations reflect some success for its currently marketed products, we believe the market is focused on short-term profitability while ignoring the platform the company has built, which we believe will serve as the basis for ongoing innovation over our long-term investment horizon and beyond. As a result, we believe the company is selling at a substantial discount to our estimate of its intrinsic value and offers a compelling reward-to-risk opportunity.
Regeneron Pharmaceuticals, Inc. is a fully integrated biopharmaceutical company created with the vision to empower scientists to shape the path of the business. Regeneron has created enabling technologies, platforms, and methods that materially speed target discovery and development timelines, allowing the company to develop viable candidates for clinical trials faster than its competitors. As a result of these technologies, Regeneron was able to negotiate risk-mitigating collaborations with larger biopharmaceutical company partners that fund early-stage research and development in exchange for a share of potential profits, enabling Regeneron to access scale and distribution strength. A fund holding since inception, shares responded positively following the company’s September 2022 announcement that trials for a higher dose (8mg) of Aflibercept, the same drug behind the company’s leading Eylea therapy, showed comparable efficacy and safety when dosed at 12 to 16 weeks as 2mg Eylea, which is dosed every 8 weeks. The results, which are accompanied by an established safety profile after Eylea’s decade on the market, are superior to any existing or clinical therapy and should firmly maintain the company’s leadership in treating diseases of the back of the eye. Further, because the higher dose required a new formulation and some modifications to the underlying molecule, Regeneron will file for a new patent, which should provide another decade of protection versus biosimilar competition, which is expected to emerge for Eylea sometime over the next two-to-four years. While financial results were volatile due to the company’s success with REGN-COV, an antibody therapy for COVID-19 that contributed substantially in the first half of the period, we expected demand to be short-term and instead viewed the therapy as further evidence of Regeneron’s ability to rapidly respond with novel innovation at a speed that we believe exceeds competitors – capabilities we consider to be at the core of their competitive advantage. Core operating results during the period reflected share gains for Eylea, a treatment for eye diseases and the company’s largest revenue generator, continued traction for Dupixent, the company’s innovative treatment for atopic dermatitis and allergic asthma, an expanding number of indications for Libtayo, the company’s first approval in the field of immuno-oncology, and meaningful progress in its pipeline. We believe Regeneron is among the highest quality businesses in healthcare, with both broad-based established therapies and meaningful pipeline assets, which include approximately 30 product candidates in clinical development that were generated using the company’s proprietary technology. We trimmed the position during the period on

42 - Fund Commentary - October 31, 2022 - Nationwide Loomis All Cap Growth Fund
strong price performance but continue to believe that Regeneron’s market price embeds a lack of appreciation for the company’s multiple short-term and longer-term growth opportunities and the uniqueness of its financial model. As a result, we believe the shares trade at a discount to our estimate of intrinsic value and offer an attractive reward-to-risk opportunity.
Meta Platforms operates online social networking platforms that allow people to connect, share, and interact with friends and communities. With over 3.7 billion monthly users and 200 million businesses worldwide using its family of apps – Facebook,
Messenger, WhatsApp and Instagram - the scale and reach of Meta’s network are unrivaled. A fund holding since inception,
Meta’s growth has faced headwinds over the past year from privacy restrictions implemented by Apple in 2021 and, more recently, as macro weakness impacted advertising demand among clients in certain industries. Apple’s changes and macroeconomic weakness impacted not just Facebook, but the broader mobile advertising ecosystem. As a function of its competitive advantages, we believe the company remains well-positioned relative to its peers, and there are no changes to our assessment of Meta’s quality or secular growth opportunities. At the same time, the company remains in an elevated investment cycle focused on building new data centers to support next-generation AI hardware that will support its core Feed, Reels and advertising platforms, as well as business messaging and its metaverse products. The company is also transitioning to a new product format – short-term video
– where monetization is currently lower. During our ownership of Meta, Facebook has successfully navigated several product transitions. Each such transition first requires capital expenditures followed by a gradual revenue ramp-up, creating pressures on topline, margins, and earnings. Over time, the required investment decreases and revenues increase. We believe this is a necessary cycle for maintaining sustainable competitive advantages and long-term growth. Despite the near-term pressure on financial results, Meta continues to have significant advantages arising from its network of almost 3 billion daily users of its family of apps, 200 million businesses that use its platforms and tools every month, and 10 million advertisers who have consistently paid more per user for access to its rare network. We expect that corporations will continue to allocate an increasing proportion of their advertising spending online, and Meta remains one of very few platforms where advertisers can reach consumers at such a scale in such a targeted and effective fashion. We believe that the expectations embedded in Meta’s current share price show a lack of appreciation for the company’s growth opportunities and the sustainability of its business model. As a result, we believe the shares trade at a significant discount to our estimate of intrinsic value, creating a compelling reward-to-risk opportunity. We took advantage of near-term market weakness to add to our position on four occasions over the past year, most recently following the price decline in October.
Online retailer Amazon offers millions of products – sold by Amazon or by third parties – with the value proposition to consumers of selection, price, and convenience. Amazon’s enterprise IT business, Amazon Web Services (AWS), offers a suite of secure, on-demand cloud-computing services with a value proposition to clients of speed, agility, and savings. In both of its core markets, we believe Amazon possesses strong and sustainable competitive advantages that would be difficult for competitors to replicate.
A fund holding since inception, Amazon reported fundamentally solid operating results that were generally above management’s guidance during the period. However, Amazon is facing short-term cost inflation that contributed to incremental expenses in excess of $10 billion during the period. While a portion of the additional expense is outside of Amazon’s direct control, including higher shipping, fuel, and labor costs, approximately two-thirds stems from Amazon’s strategic decision to invest in labor to make up for
COVID-related employee absences, as well as investments are undertaken to ensure that its fulfillment and transportation network remained unconstrained during the pandemic. In the most recent quarter, the company reported $1 billion of cost improvements driven by higher leverage of its fixed costs and productivity improvements in fulfillment. While expense pressures are expected to persist for the foreseeable future, Amazon expects to lower costs in the first half of 2023. We expect that Amazon will continue to take steps to mitigate external cost inflation and that it will realize greater productivity and fixed cost leverage from its investments in labor, fulfillment, and distribution. We believe Amazon is one of the best-positioned companies in e-commerce and enterprise
IT – in each case addressing large, underpenetrated markets that benefit from secular growth that is still in its early stages. These near-term expense challenges do not impact our long-term view of Amazon’s quality, growth, or the attractiveness of its reward-
to-risk proposition. We believe the current share price shows a lack of appreciation for Amazon’s significant long-term growth opportunities and the sustainability of its business model. As a result, we believe the company is selling at a significant discount to our estimate of intrinsic value and offers a compelling reward-to-risk opportunity.
The Fund did not invest in derivatives during the reporting period.
Subadviser:
Loomis, Sayles & Company, L.P
Portfolio Manager:
Aziz V. Hamzaogullari, CFA
The Fund is subject to the risks of investing in equity securities (including small and mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2)
are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources.

Nationwide Loomis All Cap Growth Fund - October 31, 2022 - Fund Commentary - 43
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S.
securities). Growth funds may underperform other funds that use different investing styles. Funds that invest in a relatively small number of securities may be subject to greater volatility than that of a more diversified investment. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreement 2.3%
Liabilities in excess of other assets (1.9)%
100.0%
Top Industries
2
Software 14.8%
Biotechnology 8.8%
IT Services 8.3%
Interactive Media & Services 7.7%
Entertainment 6.7%
Beverages 6.3%
Internet & Direct Marketing Retail 6.2%
Semiconductors & Semiconductor Equipment 6.1%
Pharmaceuticals 6.0%
Capital Markets 5.4%
Other Industries
#
23.7%
100.0%
Top Holdings
2
Amazon.com, Inc. 5.2%
Monster Beverage Corp. 4.9%
Visa, Inc., Class A 4.8%
Alphabet, Inc., Class A 4.2%
Oracle Corp. 4.1%
Boeing Co. (The) 4.1%
NVIDIA Corp. 4.0%
Autodesk, Inc. 3.9%
Netflix, Inc. 3.9%
Alnylam Pharmaceuticals, Inc. 3.5%
Other Holdings
#
57.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

44 - Fund Commentary - October 31, 2022 - Nationwide Loomis All Cap Growth Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(29.04)% 6.86% 8.14% 5/31/2017
w/SC
2
(33.14)% 5.60% 6.97%
Class R6
3
(28.68)% 7.34% 8.64% 5/31/2017
Eagle Class
3
(28.79)% N/A 6.56% 6/27/2018
Institutional Service Class
3
(28.69)% 7.28% 8.56% 5/31/2017
Russell 3000
®
Growth
Index (24.67)% 12.07% 13.30%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.37% 1.30%
Class R6 0.89% 0.82%
Eagle Class 0.99% 0.92%
Institutional Service Class 1.14% 1.07%
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through May 31, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide Loomis All Cap Growth Fund - October 31, 2022 - Fund Commentary - 45
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Loomis All Cap Growth Fund from inception through 10/31/22 versus the Russell 3000
®
Growth Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

46 - Fund Commentary - October 31, 2022 - Nationwide Small Company Growth Fund
For the annual period ended October 31, 2022, the Nationwide Small Company Growth Fund Institutional Service Class returned
-38.43% versus -26.02% for its benchmark, the Russell 2000
®
Growth Index - Total Return. For broader comparison, the return for the Fund's closest Morningstar Peer Category™, Small Growth (consisting of 595 investments as of October 31, 2022), was
-27.89% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
Over the last 12 months the Federal Reserve has increased interest rates to quell inflation, causing a downturn in equity stock prices and an increase in volatility. Also during the period, we believe there has been a sharp disconnect in the equity markets between our companies’ potential long-term operating performance and their share prices resulting in the large underperformance for this period. We have observed that our holdings with the highest revenue growth seem to be the hardest hit by share-price declines. In addition to strong revenue growth, these companies can generate increasing profitability over time, in our view.
Among the top detractors, were Neogen Corporation (Miscellaneous) (NASDAQ: NEOG), Q2 Holdings, Inc. (Business Services)
(NYSE: QTWO), and Datadog, Inc. (Information/Knowledge Management) (NASDAQ: DDOG). Neogen has been in a steep sell-off following the announcement in December 2021 of plans to acquire a similarly sized 3M food safety business. The sell-off continued throughout the third quarter. Given the significant impact of the acquisition on Neogen’s business, we are reviewing our thesis for the company. During 2022, Q2 Holdings was a detractor as the company saw its revenue growth slow from over 20%
in prior years to mid-teens. Revenue growth during 2022 was impacted by a slowdown in contract signings during 2020 when banks and financial institutions had to quickly shift their focus to being able to issue PPP (Paycheck Protection Program) loans, and reduced investments in long-term projects. Given the strategic nature of its products, Q2 Holdings has long sales cycles and implementation periods, and it can take 18-24 months to convert a lead into a contract and begin to generate revenue from the contract. We expect revenue growth to reaccelerate next year as the company has seen improved contract signings since the end of 2020. Datadog was a top contributor for the full year 2021 and is a prime example of a company that offers durable revenue growth. The company is innovating rapidly and is significantly increasing its market opportunity by successfully expanding beyond its core market into adjacent product areas, which we believe should provide a long runway for growth into the future. Their successful rapid innovation enabled the company to generate strong revenue growth of over 60%. However, the company’s high growth means that proportionally, more of their future earnings are further in the future. The compounding effect of rising interest rates is causing the market to discount these out-year earnings more heavily, which has weighed on company shares.
Among the top contributors were Xometry, Inc. (Industrial Products and Systems)(NASDAQ: XMTR), Vocera Communications, Inc.
(Information/Knowledge Management) (NYSE: VCRA), and Glaukos Corporation (Medical Healthcare)(NYSE: GKOS). Xometry’s
strengthened competitive positioning in the industry due to recent acquisitions, and its initiatives to increase the number of buyers and sellers on its platform, all contributed to the company’s stock price performance during the period. We believe the company is in the early stages of a growth trajectory that can last for many years into the future. The Vocera platform results in faster response times and prioritizes alerts and notifications received, allowing caregivers to focus on the most critical tasks first. Vocera was added to the Fund in 2013, and since that time the company has transitioned from only providing hands-free badges to offering a broad suite of communications solutions. Vocera’s solutions are now used by more than 20% of the hospitals in the U.S. and many international locations. On February 23, 2022, Vocera was acquired by Stryker Corporation for $79.25 per share a 27% premium over the closing share price on the day prior to the acquisition announcement. Due to the stock price appreciation following the announcement of the pending acquisition, Vocera was one of the top contributors for the period. The company’s stock was acquired out of the portfolio during the first quarter of 2022. Glaukos Corp is a medical-device company that develops products to treat glaucoma, improve corneal health and treat other diseases. The company received approval in January for a device,
iPrime, which opens up a new market for treating glaucoma and supplements Glaukos’s primary iStent device, strengthening its competitive position in the glaucoma-treatment market. Also, the company announced iDose, an implantable drug-delivery device for glaucoma treatment that has positive efficacy data and is on schedule for FDA submission later this year. These factors contributed to the company’s recent outperformance. We still own all these holdings, except Vocera Communications.
At Brown Capital Management, our investment philosophy does not change quarter to quarter, and is not geared toward any specific market conditions or circumstances. Focusing on exceptional small companies that have the wherewithal to become exceptional large companies is where we concentrate our efforts. As long-term and benchmark agnostic investors, our style is a disciplined and patient implementation of our small company investment process. There were no liquidity events that had an effect on performance and no derivatives were used in the portfolio.
Subadviser:
Brown Capital Management, LLC
Portfolio Managers:
Damien Davis, CFA; Kempton M. Ingersol; Keith A. Lee; Andrew J. Fones; and Chaitanya Yaramada, CFA

Nationwide Small Company Growth Fund - October 31, 2022 - Fund Commentary - 47
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The investment strategy of holding stocks for long time periods with an emphasis on particular industries or sectors may subject the Fund to above-
average short-term volatility. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 95.5%
Repurchase Agreement 4.8%
Liabilities in excess of other assets (0.3)%
100.0%
Top Industries
2
Software 47.4%
Health Care Equipment & Supplies 14.7%
Life Sciences Tools & Services 12.1%
Electronic Equipment, Instruments & Components 4.8%
Health Care Technology 4.8%
Biotechnology 4.3%
Machinery 3.4%
Internet & Direct Marketing Retail 3.3%
Chemicals 0.4%
Other Industries
#
4.8%
100.0%
Top Holdings
2
Appfolio, Inc., Class A 5.0%
Paycom Software, Inc. 4.9%
Cognex Corp. 4.8%
ABIOMED, Inc. 4.6%
Tyler Technologies, Inc. 4.5%
Veeva Systems, Inc., Class A 4.4%
Alarm.com Holdings, Inc. 4.3%
Manhattan Associates, Inc. 4.3%
ANSYS, Inc. 4.2%
Repligen Corp. 4.1%
Other Holdings
#
54.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

48 - Fund Commentary - October 31, 2022 - Nationwide Small Company Growth Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(38.51)% 3.54% 10.56% 1/3/2012
w/SC
2
(42.04)% 2.32% 9.90%
Institutional Service Class
3
(38.43)% 3.70% 10.74% 1/3/2012
Russell 2000
®
Growth
Index (26.02)% 5.17% 10.15%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.35%
Institutional Service Class 1.19%
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide Small Company Growth Fund - October 31, 2022 - Fund Commentary - 49
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Small Company Growth Fund from inception through 10/31/22 versus the Russell 2000
®
Growth Index for the same period. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

50 - Fund Commentary - October 31, 2022 - Nationwide WCM Focused Small Cap Fund
For the annual period ended October 31, 2022, the Nationwide WCM Focused Small Cap Fund Class A returned -11.22% versus
-18.54% for its benchmark, the Russell 2000
®
-Total Return. For broader comparison, the return for the Fund's closest Morningstar peer category, Small Blend (consisting of 557 investments as of October 31, 2022), was -14.46% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund has shown strong downside protection against its Russell 2000
®
benchmark over the last twelve months. While the
market closed in 2021 with a solid quarter of performance, it was followed by three consecutive down quarters for small caps, which included the second-worst first-half start to a year in the Russell 2000
®
’s history. While Energy and Utilities have led the way
over the last twelve months, we have seen our quality businesses hold up better than most. We continue to believe, however, that quality businesses are on sale and have been able to take advantage of what we believe to be temporary mispricing in the market.
From an allocation perspective, the Fund’s underweight to the Financials sector (2nd worst in the bench) was the primary detractor. The Fund’s overweight to Consumer Staples (3rd best) was an additional contributor. Lastly, the Fund’s underweight to
Communication Services (worst in bench) and overweight to Industrials (6th best) also contributed.
From a selection standpoint, the Fund’s picks in Information Technology and Consumer Staples were the primary contributors to performance. Selection within the Health Care and Industrials sectors also contributed to performance.
The three stocks that contributed most to relative fund performance for the reporting period were Grocery Outlet Holding (GO),
CMC Materials (CCMP) and Addus HomeCare (ADUS). While this economic environment has had negative impacts on other consumer businesses, GO has seen trade-down benefits in an inflationary environment and has strong comps to show for it.
CCMP was a long-time holding for the Fund and received a takeout offer from Entegris late in 2021. The position was subsequently sold after the bounce from the takeout. Lastly, ADUS has shown strong EPS growth in a volatile market while improving on some of the hiring challenges they faced in the previous year. The Fund continues to hold both GO and ADUS.
Attribution analysis shows that while both allocation and selection were contributors for the annual period, the selection was the primary source of outperformance.
From an allocation perspective, the Fund’s avoidance of Energy (best in bench) was by far the largest detractor. The Fund’s avoidance of Utilities (2nd best) was also a sizable detractor. Finally, the Fund’s overweight to Consumer Discretionary (4th worst)
was an additional detractor.
From a selection standpoint, the Fund’s picks in Financials were the largest source of underperformance. Selection within the
Materials and Real Estate sectors also detracted from performance.
The three stocks that detracted most from Fund performance for the reporting period were Focus Financial Partners (FOCS),
Virtus Investment Partners (VRTS) and Cushman & Wakefield (CWK), all of which are capital markets-related businesses. For
FOCS and VRTS, both companies struggled in an environment that was not conducive to asset managers as the market tumbled in 2022. Similarly, for CWK, the commercial rest estate market has struggled in a tough environment with rising rates and a slowing economy. Despite the near-term headwinds, our conviction remains intact, and the Fund continues to hold all three businesses.
We did not use derivatives in managing the Fund during the reporting period.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
WCM Investment Management
Portfolio Manager:
Jonathon Detter, CFA; Anthony B. Glickhouse, CFA; and Patrick McGee, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3)
are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile) and foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Because the Fund may hold large positions in

Nationwide WCM Focused Small Cap Fund - October 31, 2022 - Fund Commentary - 51
a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund's value and total return. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 96.6%
Repurchase Agreement 2.4%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Health Care Providers & Services 7.4%
Capital Markets 7.3%
Building Products 6.8%
Specialty Retail 6.2%
Construction & Engineering 5.6%
Electronic Equipment, Instruments & Components 5.3%
IT Services 5.2%
Commercial Services & Supplies 4.8%
Chemicals 4.4%
Food & Staples Retailing 4.2%
Other Industries
#
42.8%
100.0%
Top Holdings
2
Addus HomeCare Corp. 7.4%
ePlus, Inc. 5.3%
Verra Mobility Corp. 4.8%
EMCOR Group, Inc. 4.6%
Element Solutions, Inc. 4.4%
Focus Financial Partners, Inc., Class A 4.3%
Grocery Outlet Holding Corp. 4.2%
Inter Parfums, Inc. 4.1%
Leslie's, Inc. 3.6%
Enstar Group Ltd. 3.6%
Other Holdings
#
53.7%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

52 - Fund Commentary - October 31, 2022 - Nationwide WCM Focused Small Cap Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(11.22)% 3.69% 9.62% 3/1/2007
w/SC
3
(16.33)% 2.47% 9.00%
Class C
1
w/o SC
2
(11.86)% 2.91% 8.82% 3/1/2007
w/SC
4
(12.72)% N/A N/A
Class R6
5,6
(10.87)% 4.06% 7.77% 9/18/2013
Institutional Service
Class
1,5,7
(10.97)% 3.96% 9.91% 3/1/2007
Russell 2000
®
Index (18.54)% 5.56% 9.93%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.27% 1.16%
Class C 2.03% 1.92%
Class R6 0.91% 0.80%
Institutional Service Class 1.00% 0.89%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide WCM Focused Small Cap Fund - October 31, 2022 - Fund Commentary - 53
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide WCM Focused Small Cap Fund versus the
Russell 2000
®
Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on the performance of Class A shares of the Fund’s predecessor fund, the HighMark Small Cap Core Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

54 - Shareholder Expense Example - October 31, 2022 - Equity Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022 through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022 through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide American Century Small Cap Income Fund
Class A Shares
Actual
(a)
1,000.00 987.60 6.91 1.38
Hypothetical
(a)(b)
1,000.00 1,018.25 7.02 1.38
Class C Shares
Actual
(a)
1,000.00 984.20 10.75 2.15
Hypothetical
(a)(b)
1,000.00 1,014.37 10.92 2.15
Class R6 Shares
Actual
(a)
1,000.00 989.50 5.37 1.07
Hypothetical
(a)(b)
1,000.00 1,019.81 5.45 1.07
Institutional Service Class Shares
Actual
(a)
1,000.00 988.00 6.41 1.28
Hypothetical
(a)(b)
1,000.00 1,018.75 6.51 1.28

Equity Funds - October 31, 2022 - Shareholder Expense Example - 55
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 994.40 6.48 1.29
Hypothetical
(a)(b)
1,000.00 1,018.70 6.56 1.29
Class C Shares
Actual
(a)
1,000.00 992.00 9.99 1.99
Hypothetical
(a)(b)
1,000.00 1,015.17 10.11 1.99
Class M Shares
Actual
(a)
1,000.00 996.60 4.78 0.95
Hypothetical
(a)(b)
1,000.00 1,020.42 4.84 0.95
Class R6 Shares
Actual
(a)
1,000.00 998.60 4.74 0.94
Hypothetical
(a)(b)
1,000.00 1,020.47 4.79 0.94
Institutional Service Class Shares
Actual
(a)
1,000.00 996.20 5.03 1.00
Hypothetical
(a)(b)
1,000.00 1,020.16 5.09 1.00
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 860.30 5.77 1.23
Hypothetical
(a)(b)
1,000.00 1,019.00 6.26 1.23
Class C Shares
Actual
(a)
1,000.00 857.30 8.99 1.92
Hypothetical
(a)(b)
1,000.00 1,015.53 9.75 1.92
Class M Shares
Actual
(a)
1,000.00 861.20 4.27 0.91
Hypothetical
(a)(b)
1,000.00 1,020.62 4.63 0.91
Class R6 Shares
Actual
(a)
1,000.00 861.50 4.27 0.91
Hypothetical
(a)(b)
1,000.00 1,020.62 4.63 0.91
Institutional Service Class Shares
Actual
(a)
1,000.00 861.20 4.64 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99

56 - Shareholder Expense Example - October 31, 2022 - Equity Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide BNY Mellon Disciplined Value Fund
Class A Shares
Actual
(a)
1,000.00 1,014.60 4.72 0.93
Hypothetical
(a)(b)
1,000.00 1,020.52 4.74 0.93
Class K Shares
Actual
(a)
1,000.00 1,015.30 3.86 0.76
Hypothetical
(a)(b)
1,000.00 1,021.37 3.87 0.76
Class R6 Shares
Actual
(a)
1,000.00 1,015.80 3.35 0.66
Hypothetical
(a)(b)
1,000.00 1,021.88 3.36 0.66
Eagle Class Shares
Actual
(a)
1,000.00 1,015.90 3.35 0.66
Hypothetical
(a)(b)
1,000.00 1,021.88 3.36 0.66
Institutional Service Class Shares
Actual
(a)
1,000.00 1,015.80 3.35 0.66
Hypothetical
(a)(b)
1,000.00 1,021.88 3.36 0.66
Nationwide BNY Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 930.50 3.94 0.81
Hypothetical
(a)(b)
1,000.00 1,021.12 4.13 0.81
Class C Shares
Actual
(a)
1,000.00 927.10 7.58 1.56
Hypothetical
(a)(b)
1,000.00 1,017.34 7.93 1.56
Class R Shares
Actual
(a)
1,000.00 928.50 6.08 1.25
Hypothetical
(a)(b)
1,000.00 1,018.90 6.36 1.25
Class R6 Shares
Actual
(a)
1,000.00 932.40 2.44 0.50
Hypothetical
(a)(b)
1,000.00 1,022.68 2.55 0.50
Eagle Class Shares
Actual
(a)
1,000.00 932.20 2.48 0.51
Hypothetical
(a)(b)
1,000.00 1,022.63 2.60 0.51
Institutional Service Class Shares
Actual
(a)
1,000.00 931.60 3.02 0.62
Hypothetical
(a)(b)
1,000.00 1,022.08 3.16 0.62

Equity Funds - October 31, 2022 - Shareholder Expense Example - 57
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Diamond Hill Large Cap Concentrated Fund
Class A Shares
Actual
(a)
1,000.00 983.60 4.55 0.91
Hypothetical
(a)(b)
1,000.00 1,020.62 4.63 0.91
Class C Shares
Actual
(a)
1,000.00 978.80 8.28 1.66
Hypothetical
(a)(b)
1,000.00 1,016.84 8.44 1.66
Class R6 Shares
Actual
(a)
1,000.00 985.10 3.00 0.60
Hypothetical
(a)(b)
1,000.00 1,022.18 3.06 0.60
Institutional Service Class Shares
Actual
(a)
1,000.00 984.30 3.85 0.77
Hypothetical
(a)(b)
1,000.00 1,021.32 3.92 0.77
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 928.90 4.33 0.89
Hypothetical
(a)(b)
1,000.00 1,020.72 4.53 0.89
Class C Shares
Actual
(a)
1,000.00 925.50 7.67 1.58
Hypothetical
(a)(b)
1,000.00 1,017.24 8.03 1.58
Class R Shares
Actual
(a)
1,000.00 928.10 5.88 1.21
Hypothetical
(a)(b)
1,000.00 1,019.11 6.16 1.21
Class R6 Shares
Actual
(a)
1,000.00 930.40 2.68 0.55
Hypothetical
(a)(b)
1,000.00 1,022.43 2.80 0.55
Institutional Service Class Shares
Actual
(a)
1,000.00 930.20 2.97 0.61
Hypothetical
(a)(b)
1,000.00 1,022.13 3.11 0.61
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 957.70 5.48 1.11
Hypothetical
(a)(b)
1,000.00 1,019.61 5.65 1.11
Class C Shares
Actual
(a)
1,000.00 953.80 9.21 1.87
Hypothetical
(a)(b)
1,000.00 1,015.78 9.50 1.87
Class R6 Shares
Actual
(a)
1,000.00 959.30 3.85 0.78
Hypothetical
(a)(b)
1,000.00 1,021.27 3.97 0.78
Institutional Service Class Shares
Actual
(a)
1,000.00 959.30 4.44 0.90
Hypothetical
(a)(b)
1,000.00 1,020.67 4.58 0.90

58 - Shareholder Expense Example - October 31, 2022 - Equity Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide GQG US Quality Equity Fund
Class A Shares
Actual
(a)
1,000.00 946.30 3.63 0.74
Hypothetical
(a)(b)
1,000.00 1,021.48 3.77 0.74
Class R6 Shares
Actual
(a)
1,000.00 947.80 2.41 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Eagle Class Shares
Actual
(a)
1,000.00 947.00 2.40 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 946.50 2.89 0.59
Hypothetical
(a)(b)
1,000.00 1,022.23 3.01 0.59
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 915.50 6.13 1.27
Hypothetical
(a)(b)
1,000.00 1,018.80 6.46 1.27
Class R6 Shares
Actual
(a)
1,000.00 917.80 4.01 0.83
Hypothetical
(a)(b)
1,000.00 1,021.02 4.23 0.83
Eagle Class Shares
Actual
(a)
1,000.00 916.90 4.45 0.92
Hypothetical
(a)(b)
1,000.00 1,020.57 4.69 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 917.60 4.06 0.84
Hypothetical
(a)(b)
1,000.00 1,020.97 4.28 0.84
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 878.10 6.30 1.33
Hypothetical
(a)(b)
1,000.00 1,018.50 6.77 1.33
Institutional Service Class Shares
Actual
(a)
1,000.00 878.30 5.59 1.18
Hypothetical
(a)(b)
1,000.00 1,019.26 6.01 1.18

Equity Funds - October 31, 2022 - Shareholder Expense Example - 59
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 964.50 5.74 1.16
Hypothetical
(a)(b)
1,000.00 1,019.36 5.90 1.16
Class C Shares
Actual
(a)
1,000.00 960.90 9.49 1.92
Hypothetical
(a)(b)
1,000.00 1,015.53 9.75 1.92
Class R6 Shares
Actual
(a)
1,000.00 966.30 3.96 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 966.00 4.36 0.88
Hypothetical
(a)(b)
1,000.00 1,020.77 4.48 0.88
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

60 - Statement of Investments - October 31, 2022 - Nationwide American Century Small Cap Income Fund
Common Stocks 92.2%
Shares Value ($)
Aerospace & Defense 2.1%
Cadre Holdings, Inc.(a) 7,322 215,047
Park Aerospace Corp.(a) 42,368 527,058
742,105
Banks 23.0%
Financial Institutions, Inc. 15,726 374,751
First Interstate BancSystem ,
Inc., Class A 6,263 285,655
First Merchants Corp. 3,300 148,170
FNB Corp. 53,241 769,333
HBT Financial, Inc. 18,399 375,156
Home BancShares , Inc. 36,353 926,637
Pacific Premier Bancorp, Inc. 22,438 816,968
PacWest Bancorp 28,233 701,872
Popular, Inc. 10,661 753,946
Premier Financial Corp. 8,306 239,628
Towne Bank 8,029 264,475
Umpqua Holdings Corp. 39,982 794,842
United Bankshares , Inc. 21,638 916,369
Valley National Bancorp 42,583 505,460
Webster Financial Corp. 8,220 446,017
8,319,279
Building Products 2.5%
Fortune Brands Home &
Security, Inc. 5,630 339,601
Tecnoglass , Inc.(a) 27,943 573,670
913,271
Capital Markets 3.5%
Carlyle Group, Inc. (The) 12,949 366,198
Patria Investments Ltd., Class
A 34,656 492,808
Sculptor Capital Management,
Inc. 39,899 423,328
1,282,334
Chemicals 3.8%
Chase Corp. 5,084 478,964
Mativ Holdings, Inc. 9,258 219,785
RPM International, Inc. 1,867 176,562
Valvoline, Inc. 17,423 511,539
1,386,850
Commercial Services & Supplies 3.1%
Brink's Co. (The) 12,757 760,700
Deluxe Corp. 19,794 363,814
1,124,514
Containers & Packaging 2.9%
Graphic Packaging Holding
Co. 29,664 681,085
Sonoco Products Co. 5,656 351,125
1,032,210
Diversified Financial Services 1.7%
Compass Diversified Holdings 28,151 599,053
Electric Utilities 1.1%
ALLETE, Inc. 4,543 255,635
PNM Resources, Inc. 2,950 137,086
392,721
Electronic Equipment, Instruments & Components 3.3%
Avnet, Inc. 18,124 728,404
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Intertechnology , Inc. 21,695 453,642
1,182,046
Energy Equipment & Services 1.7%
ChampionX Corp. 21,085 603,453
Equity Real Estate Investment Trusts (REITs) 5.5%
CareTrust REIT, Inc. 19,927 372,237
Easterly Government
Properties, Inc. 22,754 395,692
Four Corners Property Trust,
Inc. 18,656 477,967
Highwoods Properties, Inc. 12,145 342,853
LTC Properties, Inc. 4,239 163,922
NETSTREIT Corp. 4,887 91,973
Urstadt Biddle Properties, Inc.,
Class A 7,594 142,312
1,986,956
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Gas Utilities 0.9%
Northwest Natural Holding Co. 1,527 73,433
Southwest Gas Holdings, Inc. 3,396 248,146
321,579
Health Care Equipment & Supplies 1.0%
Embecta Corp. 12,237 378,368
Health Care Providers & Services 1.9%
National HealthCare Corp. 1,528 93,086
Patterson Cos., Inc. 22,242 577,625
670,711
Household Durables 1.9%
Leggett & Platt, Inc. 19,946 673,178
Orleans Homebuilders, Inc.*^∞ 1,500 0
673,178
Household Products 1.8%
Spectrum Brands Holdings,
Inc. 14,144 652,604
Insurance 5.1%
AMERISAFE, Inc. 5,494 320,905
Axis Capital Holdings Ltd. 10,996 601,151
RenaissanceRe Holdings Ltd. 3,553 549,578
Selective Insurance Group,
Inc. 3,964 388,789
1,860,423
IT Services 2.1%
EVERTEC, Inc. 21,732 778,223
Machinery 4.8%
Hurco Cos., Inc. 5,190 120,149
IMI plc 15,846 223,155
Luxfer Holdings plc 39,801 575,920
Timken Co. (The) 11,543 822,900
1,742,124
Media 2.6%
Entravision Communications
Corp., Class A 111,039 519,662

Nationwide American Century Small Cap Income Fund - October 31, 2022 - Statement of Investments - 61
Common Stocks
Shares Value ($)
Media
John Wiley & Sons, Inc., Class
A 10,088 425,613
945,275
Multi-Utilities 0.9%
NorthWestern Corp.(a) 6,505 343,659
Oil, Gas & Consumable Fuels 3.8%
Enviva , Inc.(a) 9,463 566,266
Hess Midstream LP, Class A 27,861 806,297
1,372,563
Professional Services 0.8%
Public Policy Holding Co., Inc.
Reg. S 170,883 285,134
Semiconductors & Semiconductor Equipment 2.5%
Kulicke & Soffa Industries, Inc. 15,742 660,220
MKS Instruments, Inc. 3,140 257,951
918,171
Specialty Retail 1.8%
Penske Automotive Group,
Inc.(a) 5,807 648,177
Textiles, Apparel & Luxury Goods 3.5%
Ralph Lauren Corp. 6,002 556,325
Tapestry, Inc. 22,655 717,711
1,274,036
Thrifts & Mortgage Finance 0.7%
Enact Holdings, Inc.(a) 2,132 54,665
First Place Financial Corp.*^∞ 367 0
Provident Financial Services,
Inc. 8,265 185,301
239,966
Trading Companies & Distributors 1.9%
Applied Industrial
Technologies, Inc. 5,666 704,737
Total Common Stocks
(cost $29,852,892) 33,373,720
Convertible Bond 0.4%
Principal
Amount ($)
Building Products 0.4%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 339,000 143,971
Total Convertible Bond
(cost  $266,206)
143,971
Convertible Preferred Stock 1.9%
Electronic Equipment, Instruments & Components 1.9%
Coherent Corp., 6.00%,
07/01/23 4,312 669,050
Total Convertible Preferred Stock
(cost  $1,080,440) 669,050
Preferred Stocks 4.0%
Shares Value ($)
Banks 2.2%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (b) 5,679 140,896
PacWest Bancorp, Series A +
0.00%), (b) 15,920 395,135
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (b) 11,910 264,521
800,552
Diversified Financial Services 1.8%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (b) 25,965 634,325
Total Preferred Stocks
(cost $1,550,325) 1,434,877
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 5,857
Total Rights
(cost $25,466) 5,857
Repurchase Agreement 0.7%
Principal
Amount ($)
CF Secured, LLC,
3.00%, dated 10/31/2022,
due 11/1/2022,
repurchase price
$258,843, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$264,020.(c)(d) 258,821 258,821
Total Repurchase Agreement
(cost $258,821) 258,821
Total Investments
(cost $33,034,150) — 99.2% 35,886,296
Other assets in excess of liabilities — 0.8% 307,371
NET ASSETS — 100.0%
$ 36,193,667

62 - Statement of Investments - October 31, 2022 - Nationwide American Century Small Cap Income Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $2,070,567, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $258,821 and by $1,895,832 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 11/15/2022 – 5/15/2052, a total value of $2,154,653.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $258,821.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of October 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 31,887 USD 23,230 Goldman Sachs International 12/30/2022 194
GBP 61,988 USD 69,159 Bank of America NA 12/30/2022 2,087
USD 10,931 GBP 9,399 Bank of America NA 12/30/2022 128
Total unrealized appreciation 2,409
USD 145,812 CAD 199,432 Goldman Sachs International 12/30/2022 (692)
USD 464,495 GBP 430,271 Bank of America NA 12/30/2022 (30,035)
Total unrealized depreciation (30,727)
Net unrealized depreciation (28,318)
Currency:
CAD Canadian dollar
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Cognitive Value Fund - October 31, 2022 - Statement of Investments - 63
Common Stocks 99 .4%
Shares Value ($)
Air Freight & Logistics 0 .3%
Atlas Air Worldwide Holdings,
Inc.*(a) 2,939 297,250
Airlines 0 .2%
Copa Holdings SA, Class A* 2,400 180,552
Auto Components 0 .9%
Cooper-Standard Holdings,
Inc.* 26,800 254,600
Standard Motor Products, Inc. 16,000 606,880
861,480
Banks 19 .0%
American National
Bankshares, Inc. 2,900 106,053
Ameris Bancorp 5,600 288,456
Associated Banc-Corp. 31,000 754,850
Bancorp, Inc. (The)* 15,718 433,503
Banner Corp. 11,700 874,575
Capstar Financial Holdings,
Inc. 20,258 358,162
Civista Bancshares, Inc. 26,066 617,764
Financial Institutions, Inc. 25,000 595,750
First Bancorp 9,000 401,130
First Busey Corp. 29,441 777,537
First Financial Bancorp 29,300 763,851
First Financial Corp. 9,300 450,957
First Horizon Corp. 6,200 151,962
First Interstate BancSystem,
Inc., Class A(a) 3,467 158,130
First Mid Bancshares, Inc. 1,700 60,877
FNB Corp. 43,200 624,240
Hancock Whitney Corp. 15,700 877,159
Hanmi Financial Corp. 35,623 953,984
Heartland Financial USA, Inc. 16,725 824,877
Heritage Financial Corp. 23,264 783,764
HomeTrust Bancshares, Inc. 11,676 280,574
Hope Bancorp, Inc. 10,800 146,556
Independent Bank Corp. 5,700 131,841
Mercantile Bank Corp. 1,000 34,950
NBT Bancorp, Inc. 9,600 454,944
Northrim Bancorp, Inc. 10,847 528,574
OceanFirst Financial Corp. 26,700 602,886
OFG Bancorp 18,800 524,144
Orrstown Financial Services,
Inc. 10,995 291,038
Popular, Inc. 10,000 707,200
Premier Financial Corp. 13,358 385,378
Renasant Corp. 13,100 528,847
SmartFinancial, Inc. 22,126 646,964
South Plains Financial, Inc. 9,300 290,811
SouthState Corp. 5,300 479,279
Towne Bank 23,422 771,521
Wintrust Financial Corp. 4,899 458,644
18,121,732
Biotechnology 5 .4%
89bio, Inc.*(a) 28,892 275,919
Adicet Bio, Inc.*(a) 1,900 31,331
Akero Therapeutics, Inc.*(a) 9,127 385,707
Akouos, Inc.*(a) 40,302 530,777
Alkermes plc* 7,662 173,927
Common Stocks
Shares Value ($)
Biotechnology
Allovir, Inc.*(a) 21,900 151,767
ALX Oncology Holdings,
Inc.*(a) 9,710 117,879
Annexon, Inc.* 29,086 139,031
Arcus Biosciences, Inc.*(a) 5,325 135,681
Astria Therapeutics, Inc.* 7,185 69,120
AVEO Pharmaceuticals, Inc.* 15,200 224,504
Capricor Therapeutics, Inc.* 33,601 186,822
Caribou Biosciences, Inc.*(a) 19,700 191,878
Catalyst Pharmaceuticals,
Inc.*(a) 10,100 140,087
Celldex Therapeutics, Inc.* 1,500 52,695
Chinook Therapeutics, Inc.* 8,700 189,225
Corvus Pharmaceuticals, Inc.* 39,998 34,678
Dyne Therapeutics, Inc.* 4,512 51,437
Graphite Bio, Inc.* 42,166 148,003
Iovance Biotherapeutics, Inc.* 9,200 85,928
Kiniksa Pharmaceuticals Ltd.,
Class A* 3,200 36,544
Krystal Biotech, Inc.* 500 38,250
Kura Oncology, Inc.* 4,900 76,048
Kymera Therapeutics, Inc.*(a) 1,750 53,095
Mersana Therapeutics, Inc.* 9,900 77,814
Nuvalent, Inc., Class A*(a) 11,682 417,164
PMV Pharmaceuticals, Inc.*(a) 1,400 17,234
Puma Biotechnology, Inc.* 53,500 116,630
Recursion Pharmaceuticals,
Inc., Class A*(a) 4,000 42,200
REGENXBIO, Inc.* 6,700 158,589
Relay Therapeutics, Inc.* 4,000 88,880
Sage Therapeutics, Inc.* 2,200 82,852
Selecta Biosciences, Inc.* 52,200 82,476
SpringWorks Therapeutics,
Inc.*(a) 1,700 40,817
Twist Bioscience Corp.*(a) 4,200 137,886
Veracyte, Inc.* 5,100 102,561
Vir Biotechnology, Inc.* 6,183 135,902
Xencor, Inc.* 3,941 110,348
5,131,686
Building Products 2 .5%
Apogee Enterprises, Inc. 14,000 642,320
Griffon Corp. 19,217 617,635
PGT Innovations, Inc.* 11,000 234,410
Resideo Technologies, Inc.* 29,200 689,704
UFP Industries, Inc. 2,936 209,131
2,393,200
Capital Markets 1 .1%
Ashford, Inc.* 6,200 93,992
Focus Financial Partners, Inc.,
Class A* 5,100 177,429
Jefferies Financial Group, Inc. 7,700 264,957
StoneX Group, Inc.* 4,600 429,272
Virtu Financial, Inc., Class A 3,433 76,831
1,042,481
Chemicals 0 .9%
AdvanSix, Inc. 8,900 323,782
Hawkins, Inc. 6,100 274,683

64 - Statement of Investments - October 31, 2022 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Chemicals
Livent Corp.*(a) 9,700 306,229
904,694
Commercial Services & Supplies 1 .7%
Brady Corp., Class A 2,200 100,650
CECO Environmental Corp.* 46,733 552,384
Matthews International Corp.,
Class A 24,200 650,496
SP Plus Corp.* 8,400 311,052
1,614,582
Communications Equipment 1 .3%
Aviat Networks, Inc.*(a) 9,105 297,369
CommScope Holding Co.,
Inc.* 45,200 598,448
NetScout Systems, Inc.* 5,300 190,376
PCTEL, Inc.* 31,547 146,694
1,232,887
Construction & Engineering 2 .0%
Concrete Pumping Holdings,
Inc.* 33,611 215,278
EMCOR Group, Inc. 4,600 649,060
MDU Resources Group, Inc. 16,600 472,768
Sterling Infrastructure, Inc.* 10,200 275,298
Valmont Industries, Inc. 800 255,376
1,867,780
Consumer Finance 0 .8%
LendingClub Corp.* 9,630 102,463
Navient Corp. 38,672 585,494
SLM Corp. 5,922 98,246
786,203
Containers & Packaging 1 .9%
Graphic Packaging Holding
Co. 13,187 302,773
Greif, Inc., Class A(a) 11,200 741,552
Myers Industries, Inc. 9,400 190,726
Pactiv Evergreen, Inc. 51,100 557,501
1,792,552
Diversified Consumer Services 1 .0%
American Public Education,
Inc.* 20,232 259,172
Graham Holdings Co., Class B 1,100 686,257
945,429
Diversified Financial Services 0 .3%
A-Mark Precious Metals, Inc. 7,994 243,098
Diversified Telecommunication Services 0 .1%
Radius Global Infrastructure,
Inc.* 10,600 99,110
Electric Utilities 1 .4%
IDACORP, Inc. 2,700 282,690
OGE Energy Corp. 2,300 84,249
Otter Tail Corp. 5,800 391,036
Portland General Electric Co. 13,100 588,714
1,346,689
Electrical Equipment 1 .3%
Atkore, Inc.* 8,900 848,170
LSI Industries, Inc. 12,000 92,160
Common Stocks
Shares Value ($)
Electrical Equipment
Preformed Line Products Co. 3,781 300,098
1,240,428
Electronic Equipment, Instruments & Components 3 .0%
Bel Fuse, Inc., Class B 13,775 446,448
Belden, Inc. 6,700 466,521
Benchmark Electronics, Inc. 20,300 576,317
Flex Ltd.* 34,400 673,552
Richardson Electronics Ltd.(a) 12,500 301,125
ScanSource, Inc.* 7,900 244,742
Vishay Precision Group, Inc.* 4,300 145,125
2,853,830
Energy Equipment & Services 1 .1%
Energy Services of America
Corp.* 23,300 62,211
Helix Energy Solutions Group,
Inc.* 31,700 221,900
Nabors Industries Ltd.* 1,300 226,239
Natural Gas Services Group,
Inc.* 8,700 100,050
Select Energy Services, Inc.,
Class A* 12,000 115,800
TETRA Technologies, Inc.* 59,371 293,293
1,019,493
Equity Real Estate Investment Trusts (REITs) 9 .8%
Apartment Investment and
Management Co., Class A 65,095 516,855
Armada Hoffler Properties, Inc. 8,700 101,703
Braemar Hotels & Resorts, Inc. 78,800 388,484
Broadstone Net Lease, Inc. 7,200 123,408
CareTrust REIT, Inc. 10,000 186,800
Corporate Office Properties
Trust 10,900 290,485
Cousins Properties, Inc. 8,200 194,832
DiamondRock Hospitality Co. 70,300 656,602
Easterly Government
Properties, Inc. 6,100 106,079
EastGroup Properties, Inc. 600 94,014
Essential Properties Realty
Trust, Inc. 13,400 288,368
Farmland Partners, Inc. 30,409 426,030
Federal Realty Investment
Trust 7,000 692,860
Getty Realty Corp. 9,700 305,453
Global Self Storage, Inc. 45,100 217,382
Highwoods Properties, Inc. 3,400 95,982
Independence Realty Trust,
Inc. 5,900 98,884
JBG SMITH Properties 4,200 82,656
Kite Realty Group Trust 12,300 241,572
LXP Industrial Trust 23,700 229,416
National Health Investors, Inc. 1,600 90,720
National Retail Properties, Inc. 6,200 260,586
Omega Healthcare Investors,
Inc. 21,000 667,380
Outfront Media, Inc. 13,100 236,455
Park Hotels & Resorts, Inc. 21,800 285,144
Physicians Realty Trust 9,100 137,046
PotlatchDeltic Corp. 15,200 676,248

Nationwide Bailard Cognitive Value Fund - October 31, 2022 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
RLJ Lodging Trust 12,800 155,776
Ryman Hospitality Properties,
Inc. 3,298 293,258
Safehold, Inc. 9,800 286,650
SITE Centers Corp. 26,500 328,070
Terreno Realty Corp. 5,000 285,700
UMH Properties, Inc. 13,600 238,544
Uniti Group, Inc. 12,600 97,776
9,377,218
Food & Staples Retailing 0 .7%
Chefs' Warehouse, Inc. (The)* 7,300 267,399
Grocery Outlet Holding Corp.* 5,354 185,088
SpartanNash Co. 7,180 256,398
708,885
Food Products 1 .7%
Flowers Foods, Inc. 13,400 384,714
Hostess Brands, Inc.*(a) 8,795 232,892
Ingredion, Inc. 6,600 588,192
Limoneira Co. 4,371 52,146
Seneca Foods Corp., Class A* 5,501 347,168
1,605,112
Gas Utilities 1 .1%
National Fuel Gas Co. 5,300 357,697
South Jersey Industries, Inc. 4,900 169,883
Southwest Gas Holdings, Inc. 3,700 270,359
UGI Corp. 6,100 215,513
1,013,452
Health Care Equipment & Supplies 1 .6%
Haemonetics Corp.* 2,500 212,375
Inmode Ltd.* 6,000 205,920
Merit Medical Systems,
Inc.*(a) 6,200 426,374
Pro-Dex, Inc.* 4,789 92,859
Sensus Healthcare, Inc.* 34,600 486,822
Tactile Systems Technology,
Inc.* 18,808 139,931
1,564,281
Health Care Providers & Services 1 .9%
Acadia Healthcare Co., Inc.* 2,600 211,380
AMN Healthcare Services,
Inc.*(a) 5,400 677,700
Cross Country Healthcare,
Inc.* 12,640 468,817
Encompass Health Corp. 3,800 206,872
Option Care Health, Inc.* 8,461 256,030
1,820,799
Health Care Technology 0 .7%
NextGen Healthcare, Inc.* 32,500 651,300
Hotels, Restaurants & Leisure 0 .6%
Ark Restaurants Corp.(a) 6,813 140,757
Bloomin' Brands, Inc. 18,400 441,784
582,541
Household Durables 1 .4%
Ethan Allen Interiors, Inc. 3,305 84,575
Legacy Housing Corp.* 10,540 195,622
Meritage Homes Corp.* 1,695 129,091
Common Stocks
Shares Value ($)
Household Durables
Skyline Champion Corp.* 3,631 211,361
Taylor Morrison Home Corp.,
Class A* 7,180 189,121
Tri Pointe Homes, Inc.* 32,133 538,228
1,347,998
Independent Power and Renewable Electricity Producers
1 .2%
Atlantica Sustainable
Infrastructure plc 14,200 393,482
Clearway Energy, Inc., Class A 18,150 586,789
Ormat Technologies, Inc.(a) 2,300 208,035
1,188,306
Insurance 3 .5%
Assured Guaranty Ltd. 12,800 757,632
Axis Capital Holdings Ltd. 4,400 240,548
CNO Financial Group, Inc. 18,300 403,698
Employers Holdings, Inc. 2,600 113,386
Genworth Financial, Inc.,
Class A* 23,900 111,613
James River Group Holdings
Ltd. 15,600 394,212
Lemonade, Inc.*(a) 7,000 169,400
Reinsurance Group of
America, Inc. 4,000 588,680
Stewart Information Services
Corp. 11,600 451,936
Unum Group 3,200 145,888
3,376,993
Interactive Media & Services 0 .6%
DHI Group, Inc.* 40,000 256,000
Ziff Davis, Inc.* 3,600 278,604
534,604
IT Services 2 .1%
Concentrix Corp. 3,100 378,913
CSG Systems International,
Inc. 7,400 478,558
DecisionPoint Systems, Inc.* 500 3,425
EVERTEC, Inc. 7,900 282,899
ExlService Holdings, Inc.* 1,400 254,590
Information Services Group,
Inc.(a) 53,888 292,612
International Money Express,
Inc.* 10,100 273,003
StarTek, Inc.* 12,265 45,012
2,009,012
Leisure Products 0 .5%
JAKKS Pacific, Inc.* 14,431 261,779
Topgolf Callaway Brands
Corp.* 11,056 206,968
468,747
Life Sciences Tools & Services 0 .3%
AbCellera Biologics, Inc.* 8,700 102,921
Inotiv, Inc.*(a) 9,800 203,644
306,565
Machinery 1 .1%
EnPro Industries, Inc. 2,500 266,250
Luxfer Holdings plc 6,000 86,820

66 - Statement of Investments - October 31, 2022 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Machinery
Shyft Group, Inc. (The) 10,523 241,819
Titan International, Inc.* 9,200 137,632
Wabash National Corp. 15,500 335,575
1,068,096
Marine 0 .5%
Eagle Bulk Shipping, Inc.(a) 400 19,352
Genco Shipping & Trading Ltd. 17,000 227,800
Pangaea Logistics Solutions
Ltd. 49,060 236,960
484,112
Media 1 .2%
Nexstar Media Group, Inc. 1,100 188,430
TEGNA, Inc. 38,314 799,996
Townsquare Media, Inc., Class
A* 19,460 147,118
1,135,544
Metals & Mining 1 .3%
Commercial Metals Co. 8,300 377,650
Haynes International, Inc. 7,300 357,043
Materion Corp.(a) 2,300 197,133
Olympic Steel, Inc.(a) 11,900 323,799
1,255,625
Mortgage Real Estate Investment Trusts (REITs) 1 .7%
Arbor Realty Trust, Inc. 46,600 641,682
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 5,800 157,644
Ladder Capital Corp. 36,687 391,450
Starwood Property Trust, Inc. 23,100 477,246
1,668,022
Multiline Retail 0 .2%
Macy's, Inc. 10,900 227,265
Multi-Utilities 0 .4%
Avista Corp. 5,300 217,459
NorthWestern Corp. 3,400 179,622
397,081
Oil, Gas & Consumable Fuels 5 .9%
California Resources Corp. 5,636 254,240
Clean Energy Fuels Corp.*(a) 15,200 101,992
CNX Resources Corp.* 31,676 532,474
Crescent Point Energy Corp.
(a) 15,557 121,811
Dorian LPG Ltd. 19,200 346,944
Enerplus Corp. 8,994 155,686
Golar LNG Ltd.* 10,100 280,982
International Seaways, Inc. 4,900 207,809
Murphy Oil Corp.(a) 6,787 329,237
Par Pacific Holdings, Inc.* 12,700 290,576
PBF Energy, Inc., Class A*(a) 7,522 332,849
PDC Energy, Inc. 3,967 286,179
Range Resources Corp. 7,500 213,600
Scorpio Tankers, Inc.(a) 10,400 498,576
SilverBow Resources, Inc.* 9,415 333,950
SM Energy Co. 15,400 692,692
Talos Energy, Inc.* 27,800 591,584
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Teekay Tankers Ltd., Class A* 2,700 85,023
5,656,204
Pharmaceuticals 1 .9%
Amphastar Pharmaceuticals,
Inc.* 4,600 142,140
ANI Pharmaceuticals, Inc.* 4,100 158,219
Assertio Holdings, Inc.*(a) 75,585 195,009
CinCor Pharma, Inc.* 2,600 87,464
Collegium Pharmaceutical,
Inc.* 9,600 172,224
Context Therapeutics, Inc.* 9,400 11,844
Harrow Health, Inc.*(a) 7,537 90,670
Perrigo Co. plc 5,600 225,568
Prestige Consumer
Healthcare, Inc.*(a) 10,800 588,384
Tarsus Pharmaceuticals, Inc.* 6,400 117,888
1,789,410
Professional Services 1 .1%
Barrett Business Services, Inc. 2,900 252,938
BGSF, Inc. 7,900 99,303
CBIZ, Inc.* 3,800 188,632
DLH Holdings Corp.* 3,700 48,174
FTI Consulting, Inc.*(a) 1,180 183,643
ICF International, Inc.(a) 1,900 227,297
Mastech Digital, Inc.* 5,626 85,009
1,084,996
Road & Rail 0 .6%
Covenant Logistics Group, Inc.
(a) 3,836 145,154
Ryder System, Inc. 2,900 233,479
Universal Logistics Holdings,
Inc. 7,000 224,000
602,633
Semiconductors & Semiconductor Equipment 0 .5%
Axcelis Technologies, Inc.* 1,800 104,400
Cohu, Inc.* 3,300 108,636
Power Integrations, Inc.(a) 2,600 173,446
Ultra Clean Holdings, Inc.* 2,200 68,442
454,924
Software 1 .4%
A10 Networks, Inc. 17,613 295,898
ACI Worldwide, Inc.* 10,700 260,331
Dropbox, Inc., Class A*(a) 26,600 578,550
Sprout Social, Inc., Class A*(a) 3,700 223,221
1,358,000
Specialty Retail 2 .5%
Buckle, Inc. (The) 2,500 98,325
Build-A-Bear Workshop, Inc. 15,000 263,850
Caleres, Inc.(a) 10,700 292,431
Designer Brands, Inc., Class
A(a) 13,500 205,605
Destination XL Group, Inc.* 39,300 262,524
Group 1 Automotive, Inc.(a) 2,900 501,700
Hibbett, Inc. 5,000 312,100
J Jill, Inc.* 5,046 104,200
MarineMax, Inc.* 1,574 50,856
Signet Jewelers Ltd. 2,500 163,100

Nationwide Bailard Cognitive Value Fund - October 31, 2022 - Statement of Investments - 67
Common Stocks
Shares Value ($)
Specialty Retail
Tile Shop Holdings, Inc. 26,702 105,206
2,359,897
Textiles, Apparel & Luxury Goods 0 .6%
Carter's, Inc.(a) 2,500 169,675
Crocs, Inc.* 2,400 169,800
PVH Corp. 3,700 189,884
529,359
Thrifts & Mortgage Finance 1 .3%
Flagstar Bancorp, Inc. 20,401 789,519
FS Bancorp, Inc. 1,400 40,586
MGIC Investment Corp. 16,700 227,955
Radian Group, Inc. 7,100 148,177
1,206,237
Trading Companies & Distributors 2 .9%
Applied Industrial
Technologies, Inc. 2,100 261,198
BlueLinx Holdings, Inc.* 1,919 135,213
Hudson Technologies, Inc.*(a) 30,332 279,358
McGrath RentCorp 2,200 206,910
MRC Global, Inc.* 29,110 291,973
Univar Solutions, Inc.* 11,194 285,223
Veritiv Corp.* 2,500 290,650
WESCO International, Inc.* 7,235 996,766
2,747,291
Wireless Telecommunication Services 0 .4%
Spok Holdings, Inc. 18,379 161,551
United States Cellular Corp.* 7,000 218,190
379,741
Total Common Stocks
(cost $74,181,070) 94,935,406
Exchange Traded Fund 0 .2%
Equity Fund 0.2%
Vanguard Small-Cap Value
ETF(a) 1,178 189,199
Total Exchange Traded Fund
(cost $187,302) 189,199
Repurchase Agreement 1 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $1,676,325,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$1,709,851.(b)(c) 1,676,184 1,676,184
Total Repurchase Agreement
(cost $1,676,184) 1,676,184
Total Investments
(cost $76,044,556) — 101.4% 96,800,789
Liabilities in excess of other assets — (1.4)% (1,323,551)
NET ASSETS — 100.0%
$ 95,477,238
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $8,939,905, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,676,184 and by $7,537,918 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 4.75%, and maturity dates
ranging from 12/6/2022 – 11/15/2051, a total value of
$9,214,102.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $1,676,184.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - October 31, 2022 - Nationwide Bailard Technology & Science Fund
Common Stocks 99 .7%
Shares Value ($)
Biotechnology 1 .3%
Vertex Pharmaceuticals, Inc.* 4,700 1,466,400
Electronic Equipment, Instruments & Components 5 .0%
Insight Enterprises, Inc.*(a) 37,708 3,563,783
TE Connectivity Ltd. 16,690 2,040,019
5,603,802
Entertainment 0 .5%
Sea Ltd., ADR-SG*(a) 10,440 518,659
Health Care Equipment & Supplies 1 .0%
Hologic, Inc.* 16,150 1,094,970
Hotels, Restaurants & Leisure 0 .7%
Airbnb, Inc., Class A* 7,540 806,101
Household Durables 2 .4%
Sony Group Corp., ADR-JP 39,700 2,678,559
Interactive Media & Services 7 .8%
Alphabet, Inc., Class A* 67,960 6,422,900
Meta Platforms, Inc., Class A* 24,560 2,288,009
8,710,909
Internet & Direct Marketing Retail 3 .3%
Amazon.com, Inc.* 36,740 3,763,646
IT Services 9 .2%
Fiserv, Inc.* 14,000 1,438,360
Paychex, Inc. 9,780 1,157,072
PayPal Holdings, Inc.* 14,193 1,186,251
Snowflake, Inc., Class A* 8,085 1,296,025
Twilio, Inc., Class A*(a) 13,963 1,038,428
Visa, Inc., Class A(a) 20,135 4,171,167
10,287,303
Life Sciences Tools & Services 1 .6%
Danaher Corp. 7,280 1,832,158
Pharmaceuticals 1 .3%
Intra-Cellular Therapies, Inc.* 32,180 1,469,661
Common Stocks
Shares Value ($)
Professional Services 3 .0%
Booz Allen Hamilton Holding
Corp. 31,250 3,401,562
Road & Rail 1 .1%
Uber Technologies, Inc.* 46,050 1,223,548
Semiconductors & Semiconductor Equipment 21 .0%
KLA Corp. 14,940 4,727,763
Lam Research Corp. 7,200 2,914,416
NVIDIA Corp. 34,165 4,611,250
NXP Semiconductors NV 23,175 3,385,404
QUALCOMM, Inc. 40,595 4,776,408
Texas Instruments, Inc. 20,060 3,222,238
23,637,479
Software 33 .8%
Adobe, Inc.* 12,694 4,043,039
Box, Inc., Class A*(a) 71,700 2,082,885
Cadence Design Systems,
Inc.* 19,640 2,973,299
Crowdstrike Holdings, Inc.,
Class A* 14,680 2,366,416
Datadog, Inc., Class A* 12,770 1,028,113
Elastic NV* 10,675 682,666
HubSpot, Inc.* 4,350 1,290,036
Intuit, Inc. 7,000 2,992,500
Microsoft Corp. 53,060 12,316,818
Palo Alto Networks, Inc.*(a) 9,720 1,667,855
Paycom Software, Inc.* 6,160 2,131,360
RingCentral, Inc., Class A* 13,605 483,250
ServiceNow, Inc.* 5,820 2,448,707
Sprout Social, Inc., Class A*(a) 14,850 895,900
Varonis Systems, Inc.* 21,140 565,918
37,968,762
Technology Hardware, Storage & Peripherals 6 .7%
Apple, Inc. 41,963 6,434,606
Pure Storage, Inc., Class A* 37,050 1,143,363
7,577,969
Total Investments
(cost $51,668,915) — 99.7% 112,041,488
Other assets in excess of liabilities — 0.3% 380,449
NET ASSETS — 100.0%
$ 112,421,937
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $10,063,938, which was collateralized
by $10,308,275 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.13%, and
maturity dates ranging from 11/15/2022 - 5/15/2052.
ADR American Depositary Receipt
JP Japan
SG Singapore
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2022 - Statement of Investments - 69
Common Stocks 90 .2%
Shares Value ($)
Aerospace & Defense 4 .9%
Howmet Aerospace, Inc. 73,039 2,596,536
L3Harris Technologies, Inc. 25,750 6,346,603
Northrop Grumman Corp. 9,582 5,260,614
Raytheon Technologies Corp. 145,403 13,787,112
27,990,865
Automobiles 1 .2%
General Motors Co. 175,070 6,871,497
Banks 7 .1%
Bank of America Corp. 253,521 9,136,897
Comerica, Inc. 121,280 8,550,240
JPMorgan Chase & Co. 114,322 14,390,853
PNC Financial Services
Group, Inc. (The) 15,439 2,498,494
US Bancorp 145,180 6,162,891
40,739,375
Beverages 0 .7%
PepsiCo, Inc. 22,835 4,146,379
Biotechnology 2 .0%
AbbVie, Inc. 34,468 5,046,115
Gilead Sciences, Inc. 80,594 6,323,405
11,369,520
Capital Markets 7 .2%
Ameriprise Financial, Inc. 18,192 5,623,511
Charles Schwab Corp. (The) 88,460 7,047,608
CME Group, Inc. 36,790 6,375,707
Goldman Sachs Group, Inc.
(The) 30,505 10,509,278
Morgan Stanley 138,520 11,382,188
40,938,292
Communications Equipment 2 .2%
Cisco Systems, Inc. 278,281 12,642,306
Construction & Engineering 0 .7%
Quanta Services, Inc.(a) 28,907 4,105,950
Diversified Financial Services 5 .2%
Berkshire Hathaway, Inc.,
Class B* 71,961 21,234,972
Voya Financial, Inc.(a) 126,562 8,651,778
29,886,750
Electric Utilities 4 .3%
Constellation Energy Corp. 148,344 14,024,442
Exelon Corp. 199,875 7,713,176
PPL Corp. 96,926 2,567,570
24,305,188
Electrical Equipment 2 .5%
Eaton Corp. plc 58,922 8,842,425
Hubbell, Inc. 10,776 2,559,084
Regal Rexnord Corp.(a) 22,241 2,814,376
14,215,885
Electronic Equipment, Instruments & Components 0 .8%
Corning, Inc. 138,412 4,452,714
Energy Equipment & Services 2 .0%
Halliburton Co. 86,832 3,162,422
Schlumberger NV 155,838 8,108,251
11,270,673
Common Stocks
Shares Value ($)
Food Products 2 .0%
Archer-Daniels-Midland Co. 59,839 5,803,186
Bunge Ltd. 56,196 5,546,545
11,349,731
Health Care Equipment & Supplies 4 .5%
Becton Dickinson and Co. 66,092 15,595,730
Medtronic plc 117,548 10,266,643
25,862,373
Health Care Providers & Services 4 .8%
Humana, Inc. 11,580 6,462,566
Laboratory Corp. of America
Holdings 18,196 4,036,965
McKesson Corp. 20,541 7,998,049
UnitedHealth Group, Inc. 16,410 9,110,012
27,607,592
Hotels, Restaurants & Leisure 2 .6%
International Game
Technology plc 414,156 8,303,828
Las Vegas Sands Corp.* 163,613 6,218,930
14,522,758
Independent Power and Renewable Electricity Producers
0 .4%
NextEra Energy Partners LP 32,579 2,413,127
Insurance 6 .6%
Aon plc, Class A 14,953 4,209,120
Assurant, Inc. 33,365 4,532,969
Chubb Ltd. 52,186 11,214,249
MetLife, Inc. 133,446 9,769,582
Progressive Corp. (The) 62,211 7,987,892
37,713,812
Interactive Media & Services 0 .7%
Alphabet, Inc., Class A* 44,185 4,175,924
Life Sciences Tools & Services 1 .2%
Danaher Corp. 27,856 7,010,519
Machinery 2 .4%
Caterpillar, Inc. 28,610 6,192,921
Ingersoll Rand, Inc. 150,882 7,619,541
13,812,462
Media 4 .0%
Comcast Corp., Class A 274,799 8,722,120
Interpublic Group of Cos., Inc.
(The) 266,477 7,938,350
Omnicom Group, Inc. 82,282 5,986,016
22,646,486
Metals & Mining 1 .4%
Freeport-McMoRan, Inc. 242,428 7,682,543
Oil, Gas & Consumable Fuels 9 .0%
ConocoPhillips 35,142 4,431,055
Devon Energy Corp.(a) 33,586 2,597,877
EOG Resources, Inc. 37,752 5,153,903
EQT Corp. 57,978 2,425,800
Exxon Mobil Corp. 201,226 22,297,853
Hess Corp. 40,713 5,743,790
Marathon Petroleum Corp. 75,684 8,599,216
51,249,494

70 - Statement of Investments - October 31, 2022 - Nationwide BNY Mellon Disciplined Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 4 .5%
Eli Lilly & Co. 22,543 8,162,595
Merck & Co., Inc. 41,890 4,239,268
Organon & Co. 123,849 3,242,367
Sanofi, ADR-FR 232,477 10,049,980
25,694,210
Semiconductors & Semiconductor Equipment 1 .9%
Applied Materials, Inc. 43,994 3,884,230
Micron Technology, Inc. 60,141 3,253,628
QUALCOMM, Inc. 32,316 3,802,301
10,940,159
Software 0 .8%
Dolby Laboratories, Inc., Class
A 66,857 4,468,722
Technology Hardware, Storage & Peripherals 1 .3%
Hewlett Packard Enterprise
Co. 514,506 7,342,001
Tobacco 0 .9%
British American Tobacco plc,
ADR-UK 134,930 5,345,927
Wireless Telecommunication Services 0 .4%
Vodafone Group plc, ADR-UK 170,667 2,015,577
Total Common Stocks
(cost $427,476,464) 514,788,811
Purchased Options 0 .2%
Number of
Contracts
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
12/16/2022 at USD
3,890.00, American Style
Notional Amount: USD
26,986,850
Exchange Traded
*
139 915,662
S&P 500 E-Mini Index
12/16/2022 at USD
4,150.00, American Style
Notional Amount: USD
53,973,700
Exchange Traded
*
278 500,400
Total Purchased Options
(cost $1,254,720) 1,416,062
Short-Term Investments 1 .7%
Shares
U.S. Treasury Obligation 1.7%
U.S. Treasury Bills
1.37% 12/1/2022(a) 8,000,000 7,977,050
3.17% 12/15/2022(b) 1,668,000 1,660,870
Total U.S. Treasury
Obligation
(cost $9,652,474) 9,637,920
Total Short-Term Investment
(cost $9,652,474) 9,637,920
Repurchase Agreement 1 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $6,000,500,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$6,120,510.(c)(d) 6,000,000 6,000,000
Total Repurchase Agreement
(cost $6,000,000) 6,000,000
Total Investments
(cost $444,383,658) — 93.2% 531,842,793
Other assets in excess of liabilities — 6.8% 39,014,264
NET ASSETS — 100.0%
$ 570,857,057
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $23,199,003, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,000,000 and by $17,677,065 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/15/2022 – 5/15/2052, a total value of
$23,677,065.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $6,000,000.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
FR France
UK United Kingdom
Currency:
USD United States Dollar

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2022 - Statement of Investments - 71
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 614 12/2022 USD 45,368,460 (1,747,849)
U.S. Treasury Long Bond 266 12/2022 USD 32,053,000 (1,218,524)
Total long contracts (2,966,373)
Short Contracts
S&P 500 E-Mini Index (349) 12/2022 USD (67,758,350) 1,280,773
Total short contracts 1,280,773
Net contracts (1,685,600)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

72 - Statement of Investments - October 31, 2022 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 86 .1%
Shares Value ($)
Aerospace & Defense 1 .6%
Boeing Co. (The)* 16,438 2,342,579
General Dynamics Corp. 6,644 1,659,671
Howmet Aerospace, Inc. 11,496 408,683
Huntington Ingalls Industries,
Inc. 1,240 318,767
L3Harris Technologies, Inc. 5,672 1,397,978
Lockheed Martin Corp. 6,917 3,366,366
Northrop Grumman Corp. 4,283 2,351,410
Raytheon Technologies Corp. 43,482 4,122,963
Textron, Inc. 5,857 400,853
TransDigm Group, Inc. 1,515 872,276
17,241,546
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc.
(a) 3,431 335,277
Expeditors International of
Washington, Inc. 4,656 455,590
FedEx Corp. 7,081 1,134,943
United Parcel Service, Inc.,
Class B 21,552 3,615,779
5,541,589
Airlines 0 .2%
Alaska Air Group, Inc.* 4,033 179,307
American Airlines Group,
Inc.*(a) 19,487 276,326
Delta Air Lines, Inc.* 18,193 617,289
Southwest Airlines Co.* 18,188 661,134
United Airlines Holdings, Inc.* 9,893 426,190
2,160,246
Auto Components 0 .1%
Aptiv plc* 8,197 746,501
BorgWarner, Inc. 6,403 240,304
986,805
Automobiles 1 .9%
Ford Motor Co. 117,125 1,565,961
General Motors Co. 43,345 1,701,291
Tesla, Inc.* 78,436 17,847,328
21,114,580
Banks 3 .3%
Bank of America Corp. 205,869 7,419,519
Citigroup, Inc. 56,520 2,592,007
Citizens Financial Group, Inc. 14,388 588,469
Comerica, Inc. 3,512 247,596
Fifth Third Bancorp 20,162 719,582
First Republic Bank 5,518 662,712
Huntington Bancshares, Inc.
(a) 42,642 647,305
JPMorgan Chase & Co. 86,362 10,871,249
KeyCorp 27,305 487,940
M&T Bank Corp. 5,237 881,754
PNC Financial Services
Group, Inc. (The) 12,078 1,954,583
Regions Financial Corp. 27,884 612,054
Signature Bank 1,866 295,817
SVB Financial Group*(a) 1,798 415,266
Truist Financial Corp. 38,376 1,718,861
US Bancorp 40,173 1,705,344
Wells Fargo & Co. 111,697 5,136,945
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,591 238,456
37,195,459
Beverages 1 .6%
Brown-Forman Corp., Class B 5,531 376,108
Coca-Cola Co. (The) 114,621 6,860,067
Constellation Brands, Inc.,
Class A 4,608 1,138,545
Keurig Dr Pepper, Inc. 24,460 950,026
Molson Coors Beverage Co.,
Class B 5,279 266,220
Monster Beverage Corp.* 11,458 1,073,844
PepsiCo, Inc. 40,642 7,379,774
18,044,584
Biotechnology 2 .0%
AbbVie, Inc. 52,069 7,622,901
Amgen, Inc. 15,716 4,248,820
Biogen, Inc.* 4,234 1,200,085
Gilead Sciences, Inc. 36,647 2,875,324
Incyte Corp.* 5,720 425,225
Moderna, Inc.* 9,914 1,490,372
Regeneron Pharmaceuticals,
Inc.* 3,157 2,363,804
Vertex Pharmaceuticals, Inc.* 7,530 2,349,360
22,575,891
Building Products 0 .4%
A O Smith Corp.(a) 3,973 217,641
Allegion plc 2,718 284,765
Carrier Global Corp. 25,100 997,976
Fortune Brands Home &
Security, Inc. 3,987 240,496
Johnson Controls International
plc 20,409 1,180,456
Masco Corp. 6,321 292,473
Trane Technologies plc 6,782 1,082,611
4,296,418
Capital Markets 2 .6%
Ameriprise Financial, Inc. 3,214 993,512
Bank of New York Mellon
Corp. (The) 20,706 871,930
BlackRock, Inc. 4,491 2,900,782
Cboe Global Markets, Inc. 3,036 377,982
Charles Schwab Corp. (The) 44,967 3,582,521
CME Group, Inc. 10,518 1,822,769
FactSet Research Systems,
Inc. 1,154 491,015
Franklin Resources, Inc.(a) 8,409 197,191
Goldman Sachs Group, Inc.
(The) 10,023 3,453,024
Intercontinental Exchange, Inc. 16,612 1,587,609
Invesco Ltd. 13,236 202,776
MarketAxess Holdings, Inc. 1,192 290,896
Moody's Corp. 4,575 1,211,780
Morgan Stanley 39,436 3,240,456
MSCI, Inc. 2,371 1,111,667
Nasdaq, Inc. 9,662 601,363
Northern Trust Corp. 5,929 500,111
Raymond James Financial,
Inc. 5,852 691,355

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2022 - Statement of Investments - 73
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 10,018 3,218,282
State Street Corp. 10,510 777,740
T. Rowe Price Group, Inc.(a) 6,561 696,516
28,821,277
Chemicals 1 .5%
Air Products & Chemicals, Inc. 6,490 1,625,096
Albemarle Corp. 3,415 955,756
Celanese Corp. 3,004 288,744
CF Industries Holdings, Inc. 5,926 629,697
Corteva, Inc. 21,359 1,395,597
Dow, Inc. 21,127 987,476
DuPont de Nemours, Inc. 15,000 858,000
Eastman Chemical Co. 3,747 287,807
Ecolab, Inc. 7,398 1,162,004
FMC Corp. 3,535 420,312
International Flavors &
Fragrances, Inc. 7,264 709,039
Linde plc 14,639 4,352,907
LyondellBasell Industries NV,
Class A 7,767 593,787
Mosaic Co. (The) 10,156 545,885
PPG Industries, Inc. 6,962 794,921
Sherwin-Williams Co. (The) 6,864 1,544,606
17,151,634
Commercial Services & Supplies 0 .4%
Cintas Corp. 2,538 1,085,122
Copart, Inc.* 6,148 707,143
Republic Services, Inc. 6,092 807,921
Rollins, Inc. 6,796 285,976
Waste Management, Inc. 11,077 1,754,264
4,640,426
Communications Equipment 0 .7%
Arista Networks, Inc.* 7,349 888,200
Cisco Systems, Inc. 121,948 5,540,098
F5, Inc.* 1,641 234,515
Juniper Networks, Inc. 9,082 277,909
Motorola Solutions, Inc. 4,979 1,243,306
8,184,028
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 4,379 621,993
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,784 599,388
Vulcan Materials Co. 3,800 622,060
1,221,448
Consumer Finance 0 .5%
American Express Co. 17,664 2,622,221
Capital One Financial Corp. 11,565 1,226,121
Discover Financial Services 7,941 829,517
Synchrony Financial 13,786 490,230
5,168,089
Containers & Packaging 0 .2%
Amcor plc 43,310 501,530
Avery Dennison Corp. 2,243 380,301
Ball Corp.(a) 9,695 478,836
International Paper Co. 11,237 377,676
Packaging Corp. of America 2,900 348,609
Sealed Air Corp. 4,228 201,337
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 7,959 271,083
2,559,372
Distributors 0 .1%
Genuine Parts Co. 4,045 719,444
LKQ Corp. 7,174 399,161
Pool Corp. 1,136 345,605
1,464,210
Diversified Financial Services 1 .4%
Berkshire Hathaway, Inc.,
Class B* 53,151 15,684,329
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 209,855 3,825,657
Lumen Technologies, Inc.(a) 30,150 221,904
Verizon Communications, Inc. 123,678 4,621,847
8,669,408
Electric Utilities 1 .7%
Alliant Energy Corp. 7,672 400,248
American Electric Power Co.,
Inc. 15,221 1,338,230
Constellation Energy Corp. 9,394 888,109
Duke Energy Corp. 22,910 2,134,754
Edison International 11,022 661,761
Entergy Corp. 6,240 668,554
Evergy, Inc. 6,458 394,778
Eversource Energy 10,420 794,838
Exelon Corp. 29,097 1,122,853
FirstEnergy Corp. 16,425 619,387
NextEra Energy, Inc. 57,849 4,483,297
NRG Energy, Inc.(a) 6,283 278,965
PG&E Corp.*(a) 44,346 662,086
Pinnacle West Capital Corp. 3,353 225,355
PPL Corp. 21,294 564,078
Southern Co. (The) 31,127 2,038,196
Xcel Energy, Inc. 16,520 1,075,617
18,351,106
Electrical Equipment 0 .5%
AMETEK, Inc. 6,682 866,388
Eaton Corp. plc 11,663 1,750,266
Emerson Electric Co. 17,530 1,518,098
Generac Holdings, Inc.* 1,813 210,145
Rockwell Automation, Inc. 3,523 899,422
5,244,319
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 17,691 1,341,508
CDW Corp. 3,867 668,256
Corning, Inc. 21,765 700,180
Keysight Technologies, Inc.* 5,244 913,243
TE Connectivity Ltd. 9,460 1,156,296
Teledyne Technologies, Inc.* 1,405 559,162
Trimble, Inc.* 7,681 462,089
Zebra Technologies Corp.,
Class A* 1,444 408,970
6,209,704
Energy Equipment & Services 0 .4%
Baker Hughes Co. 30,808 852,149
Halliburton Co. 26,007 947,175

74 - Statement of Investments - October 31, 2022 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 41,869 2,178,444
3,977,768
Entertainment 1 .2%
Activision Blizzard, Inc. 20,667 1,504,558
Electronic Arts, Inc. 7,895 994,454
Live Nation Entertainment,
Inc.*(a) 4,134 329,108
Netflix, Inc.* 13,181 3,847,270
Take-Two Interactive Software,
Inc.* 4,448 526,999
Walt Disney Co. (The)* 53,687 5,719,813
Warner Bros Discovery, Inc.* 64,976 844,688
13,766,890
Equity Real Estate Investment Trusts (REITs) 2 .2%
Alexandria Real Estate
Equities, Inc. 4,534 658,790
American Tower Corp. 13,828 2,865,023
AvalonBay Communities, Inc. 4,088 715,891
Boston Properties, Inc. 4,407 320,389
Camden Property Trust 3,214 371,378
Crown Castle, Inc. 12,779 1,702,929
Digital Realty Trust, Inc. 8,234 825,458
Equinix, Inc. 2,636 1,493,136
Equity Residential 10,029 632,028
Essex Property Trust, Inc. 2,019 448,703
Extra Space Storage, Inc. 4,053 719,164
Federal Realty Investment
Trust 2,257 223,398
Healthpeak Properties, Inc. 14,836 352,058
Host Hotels & Resorts, Inc. 21,740 410,451
Invitation Homes, Inc. 16,920 536,195
Iron Mountain, Inc. 8,860 443,620
Kimco Realty Corp. 18,848 402,970
Mid-America Apartment
Communities, Inc. 3,427 539,581
Prologis, Inc. 27,124 3,003,983
Public Storage 4,725 1,463,569
Realty Income Corp. 18,481 1,150,812
Regency Centers Corp. 4,666 282,340
SBA Communications Corp. 3,192 861,521
Simon Property Group, Inc. 9,608 1,047,080
UDR, Inc. 8,166 324,680
Ventas, Inc. 12,205 477,582
VICI Properties, Inc. 27,867 892,301
Vornado Realty Trust 4,796 113,138
Welltower, Inc. 13,905 848,761
Weyerhaeuser Co. 21,357 660,572
24,787,501
Food & Staples Retailing 1 .4%
Costco Wholesale Corp. 13,045 6,542,067
Kroger Co. (The) 19,069 901,773
Sysco Corp. 14,960 1,294,938
Walgreens Boots Alliance, Inc. 21,775 794,788
Walmart, Inc. 41,977 5,974,586
15,508,152
Food Products 1 .0%
Archer-Daniels-Midland Co. 16,698 1,619,372
Campbell Soup Co. 5,564 294,391
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 13,624 500,001
General Mills, Inc.(a) 17,808 1,452,777
Hershey Co. (The) 4,268 1,019,070
Hormel Foods Corp.(a) 8,070 374,852
J M Smucker Co. (The) 3,059 460,869
Kellogg Co. 7,734 594,126
Kraft Heinz Co. (The) 23,967 922,010
Lamb Weston Holdings, Inc. 4,422 381,265
McCormick & Co., Inc. (Non-
Voting)(a) 7,519 591,294
Mondelez International, Inc.,
Class A 40,362 2,481,456
Tyson Foods, Inc., Class A 8,329 569,287
11,260,770
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 4,149 442,076
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 51,572 5,102,534
ABIOMED, Inc.* 1,378 347,366
Align Technology, Inc.* 2,172 422,020
Baxter International, Inc. 14,549 790,738
Becton Dickinson and Co. 8,334 1,966,574
Boston Scientific Corp.* 41,931 1,807,645
Cooper Cos., Inc. (The) 1,408 384,933
Dentsply Sirona, Inc. 6,564 202,303
Dexcom, Inc.* 11,412 1,378,341
Edwards Lifesciences Corp.* 18,007 1,304,247
Hologic, Inc.* 7,000 474,600
IDEXX Laboratories, Inc.* 2,485 893,805
Intuitive Surgical, Inc.* 10,517 2,592,125
Medtronic plc 39,129 3,417,527
ResMed, Inc. 4,228 945,761
STERIS plc 2,967 512,045
Stryker Corp. 9,989 2,289,878
Teleflex, Inc. 1,405 301,457
Zimmer Biomet Holdings, Inc. 6,389 724,193
25,858,092
Health Care Providers & Services 3 .2%
AmerisourceBergen Corp. 4,522 710,949
Cardinal Health, Inc. 8,064 612,058
Centene Corp.* 17,036 1,450,275
Cigna Corp. 8,985 2,902,694
CVS Health Corp. 39,021 3,695,289
DaVita, Inc.* 1,477 107,836
Elevance Health, Inc. 7,068 3,864,570
HCA Healthcare, Inc. 6,207 1,349,836
Henry Schein, Inc.*(a) 4,203 287,737
Humana, Inc. 3,688 2,058,199
Laboratory Corp. of America
Holdings 2,628 583,048
McKesson Corp. 4,233 1,648,203
Molina Healthcare, Inc.* 1,736 622,981
Quest Diagnostics, Inc. 3,270 469,735
UnitedHealth Group, Inc. 27,546 15,292,162
Universal Health Services,
Inc., Class B 2,023 234,405
35,889,977

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2022 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1 .7%
Booking Holdings, Inc.* 1,169 2,185,422
Caesars Entertainment, Inc.* 6,619 289,449
Carnival Corp.*(a) 25,948 235,089
Chipotle Mexican Grill, Inc.* 803 1,203,159
Darden Restaurants, Inc. 3,801 544,075
Domino's Pizza, Inc. 1,041 345,862
Expedia Group, Inc.* 4,542 424,541
Hilton Worldwide Holdings,
Inc. 7,993 1,081,133
Las Vegas Sands Corp.* 9,236 351,060
Marriott International, Inc.,
Class A 8,060 1,290,487
McDonald's Corp. 21,666 5,907,451
MGM Resorts International 9,146 325,323
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 207,527
Royal Caribbean Cruises
Ltd.*(a) 6,118 326,579
Starbucks Corp. 33,790 2,925,876
Wynn Resorts Ltd.*(a) 3,064 195,790
Yum! Brands, Inc. 8,260 976,745
18,815,568
Household Durables 0 .3%
DR Horton, Inc. 9,525 732,282
Garmin Ltd. 4,644 408,858
Lennar Corp., Class A(a) 7,187 579,991
Mohawk Industries, Inc.* 1,568 148,568
Newell Brands, Inc. 11,161 154,133
NVR, Inc.* 93 394,111
PulteGroup, Inc.(a) 7,113 284,449
Whirlpool Corp.(a) 1,475 203,904
2,906,296
Household Products 1 .2%
Church & Dwight Co., Inc. 7,083 525,063
Clorox Co. (The)(a) 3,817 557,434
Colgate-Palmolive Co. 24,294 1,793,869
Kimberly-Clark Corp. 9,913 1,233,772
Procter & Gamble Co. (The) 70,370 9,476,728
13,586,866
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 20,411 533,952
Industrial Conglomerates 0 .8%
3M Co. 16,319 2,052,767
General Electric Co. 32,450 2,524,935
Honeywell International, Inc. 19,716 4,022,458
8,600,160
Insurance 2 .1%
Aflac, Inc. 16,935 1,102,638
Allstate Corp. (The) 8,000 1,010,000
American International Group,
Inc. 22,368 1,274,976
Aon plc, Class A 6,193 1,743,268
Arch Capital Group Ltd.* 10,863 624,623
Arthur J Gallagher & Co. 6,175 1,155,219
Assurant, Inc. 1,698 230,690
Brown & Brown, Inc. 7,139 419,702
Chubb Ltd. 12,299 2,642,932
Common Stocks
Shares Value ($)
Insurance
Cincinnati Financial Corp. 4,554 470,519
Everest Re Group Ltd. 1,227 395,904
Globe Life, Inc. 2,745 317,102
Hartford Financial Services
Group, Inc. (The) 9,373 678,699
Lincoln National Corp. 4,453 239,883
Loews Corp. 5,429 309,562
Marsh & McLennan Cos., Inc. 14,767 2,384,723
MetLife, Inc. 19,417 1,421,519
Principal Financial Group, Inc.
(a) 7,133 628,631
Progressive Corp. (The) 17,104 2,196,154
Prudential Financial, Inc. 10,812 1,137,314
Travelers Cos., Inc. (The) 7,068 1,303,763
W R Berkley Corp. 6,051 450,073
Willis Towers Watson plc 3,197 697,617
22,835,511
Interactive Media & Services 3 .4%
Alphabet, Inc., Class A* 176,577 16,688,292
Alphabet, Inc., Class C* 157,901 14,946,909
Match Group, Inc.* 8,610 371,952
Meta Platforms, Inc., Class A* 67,164 6,256,998
38,264,151
Internet & Direct Marketing Retail 2 .5%
Amazon.com, Inc.* 261,013 26,738,172
eBay, Inc. 16,035 638,834
Etsy, Inc.* 3,560 334,320
27,711,326
IT Services 3 .9%
Accenture plc, Class A 18,628 5,288,489
Akamai Technologies, Inc.* 4,801 424,072
Automatic Data Processing,
Inc. 12,209 2,950,915
Broadridge Financial
Solutions, Inc. 3,537 530,762
Cognizant Technology
Solutions Corp., Class A 15,251 949,375
DXC Technology Co.* 7,434 213,728
EPAM Systems, Inc.* 1,752 613,200
Fidelity National Information
Services, Inc. 18,094 1,501,621
Fiserv, Inc.* 19,049 1,957,094
FleetCor Technologies, Inc.* 2,163 402,578
Gartner, Inc.* 2,279 688,076
Global Payments, Inc. 8,250 942,645
International Business
Machines Corp. 26,598 3,678,237
Jack Henry & Associates, Inc. 1,999 397,921
Mastercard, Inc., Class A 25,127 8,246,179
Paychex, Inc. 9,519 1,126,193
PayPal Holdings, Inc.* 34,057 2,846,484
VeriSign, Inc.* 2,657 532,622
Visa, Inc., Class A(a) 48,150 9,974,754
43,264,945
Leisure Products 0 .0%
†
Hasbro, Inc. 3,575 233,269
Life Sciences Tools & Services 1 .6%
Agilent Technologies, Inc. 8,867 1,226,749

76 - Statement of Investments - October 31, 2022 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 646 227,205
Bio-Techne Corp. 1,198 354,919
Charles River Laboratories
International, Inc.* 1,435 304,579
Danaher Corp. 19,280 4,852,198
Illumina, Inc.*(a) 4,571 1,045,936
IQVIA Holdings, Inc.* 5,370 1,125,928
Mettler-Toledo International,
Inc.* 651 823,469
PerkinElmer, Inc. 3,798 507,337
Thermo Fisher Scientific, Inc. 11,538 5,930,186
Waters Corp.* 1,837 549,575
West Pharmaceutical
Services, Inc. 2,260 520,026
17,468,107
Machinery 1 .5%
Caterpillar, Inc. 15,546 3,365,087
Cummins, Inc. 4,056 991,733
Deere & Co. 8,166 3,232,266
Dover Corp. 4,072 532,170
Fortive Corp. 10,194 651,397
IDEX Corp. 2,295 510,201
Illinois Tool Works, Inc. 8,392 1,791,944
Ingersoll Rand, Inc. 12,346 623,473
Nordson Corp. 1,532 344,700
Otis Worldwide Corp. 12,241 864,704
PACCAR, Inc. 10,110 978,951
Parker-Hannifin Corp. 3,770 1,095,637
Pentair plc 5,042 216,554
Snap-on, Inc. 1,611 357,723
Stanley Black & Decker, Inc. 4,054 318,198
Westinghouse Air Brake
Technologies Corp. 5,563 518,917
Xylem, Inc. 5,493 562,648
16,956,303
Media 0 .6%
Charter Communications, Inc.,
Class A* 3,295 1,211,308
Comcast Corp., Class A 129,688 4,116,297
DISH Network Corp., Class
A*(a) 8,148 121,487
Fox Corp., Class A 8,551 246,867
Fox Corp., Class B 3,745 101,864
Interpublic Group of Cos., Inc.
(The) 11,877 353,816
News Corp., Class A 11,435 192,908
News Corp., Class B 2,975 50,962
Omnicom Group, Inc. 5,684 413,511
Paramount Global, Class B(a) 14,994 274,690
7,083,710
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 42,674 1,352,339
Newmont Corp. 23,195 981,612
Nucor Corp. 7,773 1,021,217
3,355,168
Multiline Retail 0 .4%
Dollar General Corp. 6,702 1,709,345
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 6,197 982,224
Target Corp. 13,575 2,229,694
4,921,263
Multi-Utilities 0 .7%
Ameren Corp. 7,446 606,998
CenterPoint Energy, Inc. 18,175 519,987
CMS Energy Corp. 8,271 471,861
Consolidated Edison, Inc. 10,209 897,984
Dominion Energy, Inc. 24,516 1,715,385
DTE Energy Co. 5,802 650,462
NiSource, Inc. 12,280 315,473
Public Service Enterprise
Group, Inc. 14,850 832,639
Sempra Energy 9,318 1,406,459
WEC Energy Group, Inc. 9,150 835,669
8,252,917
Oil, Gas & Consumable Fuels 4 .3%
APA Corp. 9,836 447,144
Chevron Corp. 53,033 9,593,670
ConocoPhillips 37,490 4,727,114
Coterra Energy, Inc.(a) 23,039 717,204
Devon Energy Corp.(a) 19,425 1,502,524
Diamondback Energy, Inc.(a) 5,373 844,152
EOG Resources, Inc. 17,435 2,380,226
EQT Corp. 9,896 414,049
Exxon Mobil Corp. 122,733 13,600,044
Hess Corp. 8,095 1,142,042
Kinder Morgan, Inc. 59,358 1,075,567
Marathon Oil Corp. 19,449 592,222
Marathon Petroleum Corp. 14,872 1,689,757
Occidental Petroleum Corp.(a) 22,220 1,613,172
ONEOK, Inc. 12,868 763,330
Phillips 66 14,124 1,472,992
Pioneer Natural Resources
Co. 7,078 1,814,870
Targa Resources Corp. 6,044 413,228
Valero Energy Corp. 11,593 1,455,501
Williams Cos., Inc. (The) 35,778 1,171,014
47,429,822
Personal Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 6,907 1,384,784
Pharmaceuticals 4 .0%
Bristol-Myers Squibb Co. 62,715 4,858,531
Catalent, Inc.* 5,469 359,477
Eli Lilly & Co. 23,225 8,409,540
Johnson & Johnson 77,427 13,469,975
Merck & Co., Inc. 74,603 7,549,824
Organon & Co. 8,153 213,446
Pfizer, Inc. 165,279 7,693,737
Viatris, Inc. 33,335 337,684
Zoetis, Inc. 13,786 2,078,653
44,970,867
Professional Services 0 .3%
CoStar Group, Inc.* 11,712 968,817
Equifax, Inc. 3,479 589,830
Jacobs Solutions, Inc. 3,928 452,584
Leidos Holdings, Inc. 4,172 423,833

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2022 - Statement of Investments - 77
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,387 258,970
Verisk Analytics, Inc. 4,593 839,738
3,533,772
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 9,518 675,207
Road & Rail 0 .7%
CSX Corp. 63,523 1,845,978
JB Hunt Transport Services,
Inc. 2,530 432,807
Norfolk Southern Corp. 6,934 1,581,437
Old Dominion Freight Line,
Inc.(a) 2,694 739,773
Union Pacific Corp. 18,390 3,625,405
8,225,400
Semiconductors & Semiconductor Equipment 4 .1%
Advanced Micro Devices, Inc.* 47,456 2,850,207
Analog Devices, Inc. 15,395 2,195,635
Applied Materials, Inc. 25,557 2,256,428
Broadcom, Inc. 11,892 5,590,667
Enphase Energy, Inc.* 3,940 1,209,580
Intel Corp. 121,677 3,459,277
KLA Corp. 4,185 1,324,343
Lam Research Corp. 3,981 1,611,429
Microchip Technology, Inc. 16,239 1,002,596
Micron Technology, Inc. 32,362 1,750,784
Monolithic Power Systems,
Inc. 1,333 452,487
NVIDIA Corp. 73,741 9,952,823
NXP Semiconductors NV 7,709 1,126,131
ON Semiconductor Corp.*(a) 13,126 806,330
Qorvo, Inc.* 2,752 236,892
QUALCOMM, Inc. 32,920 3,873,367
Skyworks Solutions, Inc. 4,938 424,717
SolarEdge Technologies, Inc.* 1,691 388,981
Teradyne, Inc. 4,910 399,429
Texas Instruments, Inc. 26,844 4,311,952
45,224,055
Software 7 .1%
Adobe, Inc.* 13,771 4,386,063
ANSYS, Inc.* 2,540 561,746
Autodesk, Inc.* 6,432 1,378,378
Cadence Design Systems,
Inc.* 7,921 1,199,160
Ceridian HCM Holding, Inc.*(a) 4,324 286,206
Fortinet, Inc.* 19,360 1,106,618
Intuit, Inc. 8,301 3,548,678
Microsoft Corp. 219,628 50,982,248
NortonLifeLock, Inc. 17,877 402,769
Oracle Corp. 44,733 3,492,305
Paycom Software, Inc.* 1,460 505,160
PTC, Inc.* 3,228 380,355
Roper Technologies, Inc. 3,158 1,309,117
Salesforce, Inc.* 29,253 4,756,245
ServiceNow, Inc.* 5,906 2,484,890
Synopsys, Inc.* 4,425 1,294,534
Tyler Technologies, Inc.* 1,264 408,689
78,483,161
Common Stocks
Shares Value ($)
Specialty Retail 2 .0%
Advance Auto Parts, Inc. 1,779 337,868
AutoZone, Inc.* 576 1,458,939
Bath & Body Works, Inc. 6,001 200,313
Best Buy Co., Inc. 6,180 422,774
CarMax, Inc.*(a) 4,900 308,749
Home Depot, Inc. (The) 30,266 8,962,671
Lowe's Cos., Inc. 18,822 3,669,349
O'Reilly Automotive, Inc.* 1,874 1,568,856
Ross Stores, Inc. 10,134 969,722
TJX Cos., Inc. (The) 34,948 2,519,751
Tractor Supply Co. 3,223 708,319
Ulta Beauty, Inc.* 1,581 663,024
21,790,335
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 444,874 68,216,979
Hewlett Packard Enterprise
Co. 36,913 526,748
HP, Inc. 26,973 744,994
NetApp, Inc. 6,107 423,032
Seagate Technology Holdings
plc 6,110 303,423
Western Digital Corp.* 9,626 330,846
70,546,022
Textiles, Apparel & Luxury Goods 0 .4%
NIKE, Inc., Class B 37,213 3,448,901
Ralph Lauren Corp. 1,349 125,039
Tapestry, Inc. 7,406 234,622
VF Corp. 9,952 281,144
4,089,706
Tobacco 0 .6%
Altria Group, Inc. 53,502 2,475,538
Philip Morris International, Inc. 45,610 4,189,278
6,664,816
Trading Companies & Distributors 0 .2%
Fastenal Co.(a) 17,417 841,764
United Rentals, Inc.*(a) 2,010 634,577
WW Grainger, Inc. 1,324 773,679
2,250,020
Water Utilities 0 .1%
American Water Works Co.,
Inc. 5,460 793,556
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.* 17,697 2,682,157
Total Common Stocks
(cost $637,804,312) 958,172,879
Purchased Options 0 .2%
Number of
Contracts
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
12/16/2022 at USD
3,890.00, American Style
Notional Amount: USD
57,662,550
Exchange Traded 297 1,956,487

78 - Statement of Investments - October 31, 2022 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
12/16/2022 at USD
4,150.00, American Style
Notional Amount: USD
115,325,100
Exchange Traded 594 1,069,200
Total Purchased Options
(cost $2,680,949) 3,025,687
Short-Term Investments 8 .1%
Shares
U.S. Treasury Obligation 8.1%
U.S. Treasury Bills
1.37% 12/1/2022 88,155,000 87,902,105
3.20% 12/15/2022(b) 2,776,000 2,764,134
Total U.S. Treasury
Obligation
(cost $90,819,930) 90,666,239
Total Short-Term Investment
(cost $90,819,930) 90,666,239
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated 10/31/2022,
due 11/1/2022,
repurchase price
$619,855, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$632,252.(c)(d) 619,803 619,803
Total Repurchase Agreement
(cost $619,803) 619,803
Total Investments
(cost $731,924,994) — 94.5% 1,052,484,608
Other assets in excess of liabilities — 5.5% 60,714,309
NET ASSETS — 100.0%
$ 1,113,198,917
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan
as of October 31, 2022 was $29,209,762, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $619,803 and by
$29,370,317 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 11/15/2022 –
5/15/2052, a total value of $29,990,120.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $619,803.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2022 - Statement of Investments - 79
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 80 12/2022 USD 15,532,000 267,355
U.S. Treasury Long Bond 529 12/2022 USD 63,744,500 (2,423,305)
Net contracts (2,155,950)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

80 - Statement of Investments - October 31, 2022 - Nationwide Diamond Hill Large Cap Concentrated Fund
Common Stocks 97 .8%
Shares Value ($)
Automobiles 5 .1%
General Motors Co. 29,378 1,153,086
Banks 9 .8%
Bank of America Corp. 30,816 1,110,608
Truist Financial Corp. 24,620 1,102,730
2,213,338
Beverages 5 .8%
PepsiCo, Inc. 7,224 1,311,734
Capital Markets 4 .1%
KKR & Co., Inc. 19,289 938,024
Health Care Equipment & Supplies 6 .1%
Abbott Laboratories 13,855 1,370,814
Health Care Providers & Services 4 .4%
Humana, Inc. 1,787 997,289
Household Durables 4 .5%
NVR, Inc.* 241 1,021,298
Insurance 9 .3%
American International Group,
Inc. 37,045 2,111,565
Interactive Media & Services 4 .4%
Alphabet, Inc., Class A* 10,501 992,450
Internet & Direct Marketing Retail 3 .6%
Amazon.com, Inc.* 7,880 807,227
Common Stocks
Shares Value ($)
Machinery 8 .2%
Caterpillar, Inc. 4,226 914,760
Parker-Hannifin Corp. 3,219 935,506
1,850,266
Metals & Mining 3 .8%
Freeport-McMoRan, Inc. 27,324 865,898
Oil, Gas & Consumable Fuels 8 .2%
ConocoPhillips 14,639 1,845,831
Pharmaceuticals 4 .1%
Pfizer, Inc. 19,972 929,697
Road & Rail 3 .6%
Union Pacific Corp. 4,123 812,808
Semiconductors & Semiconductor Equipment 5 .0%
Texas Instruments, Inc. 7,096 1,139,830
Software 3 .8%
Microsoft Corp. 3,693 857,256
Specialty Retail 4 .0%
Home Depot, Inc. (The) 3,060 906,158
Total Investments
(cost $18,689,828) — 97.8% 22,124,569
Other assets in excess of liabilities — 2.2% 492,702
NET ASSETS — 100.0%
$ 22,617,271
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

Nationwide Fund - October 31, 2022 - Statement of Investments - 81
Common Stocks 97 .9%
Shares Value ($)
Aerospace & Defense 2 .2%
Boeing Co. (The)* 20,868 2,973,898
General Dynamics Corp. 20,281 5,066,194
Lockheed Martin Corp. 12,728 6,194,463
Raytheon Technologies Corp. 85,195 8,078,190
22,312,745
Air Freight & Logistics 0 .4%
Expeditors International of
Washington, Inc. 8,641 845,522
FedEx Corp. 21,374 3,425,825
4,271,347
Airlines 0 .7%
Southwest Airlines Co.* 186,813 6,790,653
Automobiles 0 .2%
Ford Motor Co. 139,580 1,866,185
Banks 0 .3%
JPMorgan Chase & Co. 28,461 3,582,671
Beverages 1 .9%
Constellation Brands, Inc.,
Class A 49,969 12,346,341
Monster Beverage Corp.* 84,070 7,879,040
20,225,381
Biotechnology 1 .5%
Alnylam Pharmaceuticals, Inc.* 6,386 1,323,562
Biogen, Inc.* 7,016 1,988,615
Incyte Corp.* 15,156 1,126,697
Moderna, Inc.* 6,191 930,693
Regeneron Pharmaceuticals,
Inc.* 4,818 3,607,478
Seagen, Inc.* 14,482 1,841,531
Vertex Pharmaceuticals, Inc.* 16,272 5,076,864
15,895,440
Building Products 0 .9%
Builders FirstSource, Inc.* 89,643 5,527,387
Johnson Controls International
plc 68,316 3,951,398
9,478,785
Capital Markets 6 .8%
Ares Management Corp. 210,451 15,958,500
Charles Schwab Corp. (The) 213,365 16,998,790
Goldman Sachs Group, Inc.
(The) 34,826 11,997,905
Morgan Stanley 183,331 15,064,308
Nasdaq, Inc. 9,300 578,832
S&P Global, Inc. 32,409 10,411,391
71,009,726
Chemicals 2 .2%
Celanese Corp. 45,770 4,399,412
FMC Corp. 56,589 6,728,432
Linde plc 25,110 7,466,459
PPG Industries, Inc. 36,059 4,117,217
22,711,520
Commercial Services & Supplies 0 .2%
Waste Connections, Inc. 12,551 1,655,602
Containers & Packaging 0 .3%
Ball Corp.(a) 35,137 1,735,417
Common Stocks
Shares Value ($)
Containers & Packaging
Crown Holdings, Inc.(a) 26,985 1,850,901
3,586,318
Diversified Financial Services 1 .2%
Berkshire Hathaway, Inc.,
Class B* 11,519 3,399,142
Equitable Holdings, Inc. 306,697 9,391,062
12,790,204
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 398,689 7,268,100
Electric Utilities 3 .0%
Duke Energy Corp. 106,226 9,898,139
Edison International 103,836 6,234,313
Exelon Corp. 172,045 6,639,217
FirstEnergy Corp. 227,643 8,584,417
31,356,086
Electrical Equipment 0 .7%
AMETEK, Inc. 35,791 4,640,661
Emerson Electric Co. 24,706 2,139,540
6,780,201
Energy Equipment & Services 0 .4%
Schlumberger NV 74,634 3,883,207
Entertainment 0 .1%
Electronic Arts, Inc. 11,263 1,418,687
Equity Real Estate Investment Trusts (REITs) 2 .7%
American Tower Corp. 28,600 5,925,634
AvalonBay Communities, Inc. 20,210 3,539,175
Host Hotels & Resorts, Inc. 279,021 5,267,916
Prologis, Inc. 65,742 7,280,927
Welltower, Inc. 102,241 6,240,791
28,254,443
Food & Staples Retailing 2 .7%
Sysco Corp. 324,356 28,076,255
Food Products 1 .9%
Archer-Daniels-Midland Co. 60,570 5,874,079
Hershey Co. (The) 39,524 9,437,145
Kellogg Co. 63,153 4,851,413
20,162,637
Health Care Equipment & Supplies 2 .9%
Abbott Laboratories 34,036 3,367,522
ABIOMED, Inc.* 7,800 1,966,224
Align Technology, Inc.* 9,381 1,822,728
Baxter International, Inc. 45,564 2,476,404
Boston Scientific Corp.* 130,518 5,626,631
Dexcom, Inc.* 27,371 3,305,869
Edwards Lifesciences Corp.* 55,141 3,993,863
Insulet Corp.*(a) 8,501 2,200,144
Stryker Corp. 24,139 5,533,624
30,293,009
Health Care Providers & Services 4 .3%
Centene Corp.* 90,084 7,668,851
Elevance Health, Inc. 13,391 7,321,797
HCA Healthcare, Inc. 26,503 5,763,607
Humana, Inc. 18,241 10,179,937
Laboratory Corp. of America
Holdings 9,862 2,187,983

82 - Statement of Investments - October 31, 2022 - Nationwide Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
McKesson Corp. 11,096 4,320,450
UnitedHealth Group, Inc. 13,343 7,407,367
44,849,992
Hotels, Restaurants & Leisure 1 .7%
Airbnb, Inc., Class A* 100,756 10,771,824
Starbucks Corp. 81,474 7,054,834
17,826,658
Household Durables 0 .1%
DR Horton, Inc. 5,934 456,206
Lennar Corp., Class A 5,640 455,148
911,354
Independent Power and Renewable Electricity Producers
0 .6%
AES Corp. (The) 218,544 5,717,111
Industrial Conglomerates 0 .8%
Honeywell International, Inc. 38,826 7,921,280
Insurance 3 .6%
Allstate Corp. (The) 25,320 3,196,650
American International Group,
Inc. 177,320 10,107,240
Chubb Ltd. 42,622 9,159,041
Hartford Financial Services
Group, Inc. (The) 66,699 4,829,675
Marsh & McLennan Cos., Inc. 44,312 7,155,945
MetLife, Inc. 46,106 3,375,420
37,823,971
Interactive Media & Services 4 .2%
Alphabet, Inc., Class A* 342,188 32,340,188
Match Group, Inc.* 89,804 3,879,533
Meta Platforms, Inc., Class A* 82,120 7,650,299
43,870,020
Internet & Direct Marketing Retail 4 .7%
Amazon.com, Inc.* 410,115 42,012,181
Etsy, Inc.* 72,379 6,797,112
48,809,293
IT Services 4 .4%
Block, Inc., Class A* 65,744 3,949,242
FleetCor Technologies, Inc.* 19,486 3,626,734
Global Payments, Inc. 78,383 8,956,042
GoDaddy, Inc., Class A* 43,426 3,491,450
Okta, Inc.* 4,246 238,286
PayPal Holdings, Inc.* 83,537 6,982,022
Snowflake, Inc., Class A* 3,129 501,579
VeriSign, Inc.* 48,919 9,806,303
Visa, Inc., Class A(a) 37,287 7,724,375
45,276,033
Life Sciences Tools & Services 1 .9%
Agilent Technologies, Inc. 41,361 5,722,294
Danaher Corp. 41,628 10,476,519
Illumina, Inc.* 14,843 3,396,375
19,595,188
Machinery 2 .6%
Caterpillar, Inc. 16,876 3,652,979
Fortive Corp. 48,041 3,069,820
Ingersoll Rand, Inc. 79,487 4,014,094
PACCAR, Inc. 79,156 7,664,675
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 92,472 8,625,788
27,027,356
Media 1 .7%
Charter Communications, Inc.,
Class A* 15,829 5,819,057
Omnicom Group, Inc. 165,259 12,022,592
17,841,649
Oil, Gas & Consumable Fuels 5 .4%
BP plc, ADR-UK 439,581 14,629,256
ConocoPhillips 111,985 14,120,189
EOG Resources, Inc. 16,453 2,246,163
Marathon Petroleum Corp. 61,392 6,975,359
Pioneer Natural Resources
Co. 7,591 1,946,408
Shell plc, ADR-NL 281,736 15,672,974
55,590,349
Pharmaceuticals 6 .6%
AstraZeneca plc, ADR-UK 134,682 7,920,648
Bristol-Myers Squibb Co. 90,782 7,032,882
Eli Lilly & Co. 54,109 19,592,328
GSK plc, ADR(a) 82,611 2,740,207
Merck & Co., Inc. 59,109 5,981,831
Novartis AG, ADR-CH 48,814 3,960,280
Pfizer, Inc. 310,888 14,471,836
Zoetis, Inc. 46,763 7,050,925
68,750,937
Professional Services 0 .1%
Equifax, Inc. 8,357 1,416,846
Semiconductors & Semiconductor Equipment 3 .7%
Advanced Micro Devices, Inc.* 85,594 5,140,776
Intel Corp. 37,448 1,064,647
KLA Corp. 14,654 4,637,258
Marvell Technology, Inc. 73,954 2,934,495
Micron Technology, Inc. 90,787 4,911,577
NVIDIA Corp. 17,790 2,401,116
ON Semiconductor Corp.*(a) 71,547 4,395,132
Teradyne, Inc. 39,523 3,215,196
Texas Instruments, Inc. 60,656 9,743,173
38,443,370
Software 7 .9%
Adobe, Inc.* 7,540 2,401,490
Ceridian HCM Holding, Inc.*(a) 79,689 5,274,615
HashiCorp, Inc., Class A*(a) 48,285 1,483,798
HubSpot, Inc.* 1,392 412,811
Microsoft Corp. 244,003 56,640,416
Palo Alto Networks, Inc.*(a) 9,156 1,571,078
Qualtrics International, Inc.,
Class A*(a) 48,939 585,800
Salesforce, Inc.* 43,417 7,059,170
SentinelOne, Inc., Class A* 20,020 457,257
ServiceNow, Inc.* 10,435 4,390,422
Workday, Inc., Class A* 12,985 2,023,323
82,300,180
Specialty Retail 1 .4%
TJX Cos., Inc. (The) 201,271 14,511,639

Nationwide Fund - October 31, 2022 - Statement of Investments - 83
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 5 .0%
Apple, Inc. 335,975 51,518,406
Textiles, Apparel & Luxury Goods 0 .7%
NIKE, Inc., Class B 80,637 7,473,437
Tobacco 1 .1%
Altria Group, Inc. 65,182 3,015,971
Philip Morris International, Inc. 86,716 7,964,865
10,980,836
Trading Companies & Distributors 0 .1%
United Rentals, Inc.*(a) 2,989 943,657
Wireless Telecommunication Services 1 .4%
T-Mobile US, Inc.* 94,037 14,252,248
Total Common Stocks
(cost $783,267,141) 1,017,321,012
Exchange Traded Fund 0 .7%
Equity Fund 0.7%
SPDR S&P 500 ETF Trust 18,494 7,142,567
Total Exchange Traded Fund
(cost $7,272,080) 7,142,567
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
CF Secured, LLC,
3.00%, dated 10/31/2022,
due 11/1/2022,
repurchase price
$392,706, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$400,559.(b)(c) 392,673 392,673
Total Repurchase Agreement
(cost $392,673) 392,673
Total Investments
(cost $790,931,894) — 98.6% 1,024,856,252
Other assets in excess of liabilities — 1.4% 14,463,850
NET ASSETS — 100.0%
$ 1,039,320,102
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $16,043,206, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $392,673 and by $16,297,066 of collateral in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.13% – 4.38%, and maturity dates
ranging from 12/15/2022 – 2/15/2049, a total value of
$16,689,739.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $392,673.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

84 - Statement of Investments - October 31, 2022 - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 95 .5%
Shares Value ($)
Aerospace & Defense 5 .5%
Axon Enterprise, Inc.* 53,469 7,776,531
HEICO Corp., Class A 42,429 5,401,212
13,177,743
Banks 1 .5%
Signature Bank 22,209 3,520,793
Building Products 4 .5%
Advanced Drainage Systems,
Inc. 80,012 9,271,790
Fortune Brands Home &
Security, Inc. 23,699 1,429,524
10,701,314
Capital Markets 4 .1%
Intercontinental Exchange, Inc. 51,797 4,950,239
Raymond James Financial,
Inc. 42,374 5,006,065
9,956,304
Commercial Services & Supplies 3 .7%
Copart, Inc.* 76,868 8,841,357
Distributors 3 .1%
Pool Corp. 24,343 7,405,871
Electronic Equipment, Instruments & Components 9 .7%
Amphenol Corp., Class A 107,966 8,187,061
Cognex Corp. 33,686 1,557,304
Keysight Technologies, Inc.* 59,706 10,397,800
Trimble, Inc.* 53,126 3,196,060
23,338,225
Health Care Equipment & Supplies 8 .2%
ABIOMED, Inc.* 17,169 4,327,961
Align Technology, Inc.* 8,860 1,721,498
Cooper Cos., Inc. (The)(a) 6,651 1,818,317
IDEXX Laboratories, Inc.* 15,798 5,682,225
STERIS plc 34,992 6,038,919
19,588,920
Health Care Providers & Services 0 .5%
HealthEquity, Inc.* 15,915 1,239,938
Household Products 1 .4%
Church & Dwight Co., Inc. 45,828 3,397,230
Internet & Direct Marketing Retail 0 .8%
Etsy, Inc.* 20,416 1,917,266
IT Services 12 .8%
Broadridge Financial
Solutions, Inc. 34,969 5,247,448
EPAM Systems, Inc.* 16,985 5,944,750
Fiserv, Inc.* 57,890 5,947,619
Gartner, Inc.* 24,360 7,354,771
Global Payments, Inc. 39,947 4,564,344
SS&C Technologies Holdings,
Inc. 30,289 1,557,460
30,616,392
Life Sciences Tools & Services 2 .3%
Repligen Corp.* 29,573 5,396,777
Machinery 2 .9%
IDEX Corp. 31,741 7,056,342
Common Stocks
Shares Value ($)
Pharmaceuticals 1 .6%
Catalent, Inc.* 59,408 3,904,888
Professional Services 5 .6%
CoStar Group, Inc.* 96,983 8,022,434
Verisk Analytics, Inc. 30,259 5,532,253
13,554,687
Road & Rail 0 .6%
JB Hunt Transport Services,
Inc. 8,553 1,463,162
Semiconductors & Semiconductor Equipment 0 .4%
Monolithic Power Systems,
Inc. 2,816 955,891
Software 15 .4%
ANSYS, Inc.* 22,961 5,078,055
Blackline, Inc.* 46,666 2,613,296
Cadence Design Systems,
Inc.* 22,284 3,373,575
HubSpot, Inc.* 15,708 4,658,364
Intuit, Inc. 23,309 9,964,598
Roper Technologies, Inc. 12,921 5,356,271
Tyler Technologies, Inc.* 18,506 5,983,545
37,027,704
Specialty Retail 7 .4%
O'Reilly Automotive, Inc.* 14,863 12,442,857
Ulta Beauty, Inc.* 12,843 5,385,969
17,828,826
Textiles, Apparel & Luxury Goods 1 .8%
Lululemon Athletica, Inc.* 13,118 4,316,347
Trading Companies & Distributors 1 .7%
Watsco, Inc.(a) 15,354 4,160,320
Total Common Stocks
(cost $105,724,008) 229,366,297
Exchange Traded Fund 3 .9%
Equity Fund 3.9%
iShares Russell Mid-Cap
Growth ETF(a) 110,000 9,312,600
Total Exchange Traded Fund
(cost $8,771,554) 9,312,600

Nationwide Geneva Mid Cap Growth Fund - October 31, 2022 - Statement of Investments - 85
Repurchase Agreement 0 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $1,804,551,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$1,840,642.(b)(c) 1,804,400 1,804,400
Total Repurchase Agreement
(cost $1,804,400) 1,804,400
Total Investments
(cost $116,299,962) — 100.2% 240,483,297
Liabilities in excess of other assets — (0.2)% (365,213)
NET ASSETS — 100.0%
$ 240,118,084
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan
as of October 31, 2022 was $5,551,753, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,804,400 and by
$3,879,659 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $5,684,059.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2022 was
$1,804,400.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

86 - Statement of Investments - October 31, 2022 - Nationwide GQG US Quality Equity Fund
Common Stocks 96 .4%
Shares Value ($)
Aerospace & Defense 7 .5%
Lockheed Martin Corp. 5,410 2,632,939
Northrop Grumman Corp. 3,360 1,844,673
4,477,612
Banks 4 .7%
Bank of America Corp. 78,233 2,819,517
Capital Markets 6 .9%
Charles Schwab Corp. (The) 36,833 2,934,485
Goldman Sachs Group, Inc.
(The) 90 31,006
LPL Financial Holdings, Inc. 4,524 1,156,561
Nasdaq, Inc. 465 28,941
4,150,993
Diversified Financial Services 3 .7%
Berkshire Hathaway, Inc.,
Class B* 7,572 2,234,422
Electric Utilities 4 .0%
Exelon Corp. 61,967 2,391,307
Energy Equipment & Services 3 .9%
Schlumberger NV 44,902 2,336,251
Health Care Equipment & Supplies 2 .2%
Stryker Corp. 5,741 1,316,067
Health Care Providers & Services 18 .0%
Cigna Corp. 5,575 1,801,059
Elevance Health, Inc. 3,463 1,893,465
Humana, Inc. 5,228 2,917,642
UnitedHealth Group, Inc. 7,580 4,208,037
10,820,203
Household Products 0 .1%
Colgate-Palmolive Co. 432 31,899
Insurance 0 .2%
Chubb Ltd. 190 40,829
Progressive Corp. (The) 434 55,726
96,555
IT Services 5 .1%
Visa, Inc., Class A(a) 14,871 3,080,676
Life Sciences Tools & Services 0 .0%
†
Syneos Health, Inc.* 448 22,570
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 20 .2%
Arch Resources, Inc. 8,246 1,255,783
Devon Energy Corp.(a) 31,878 2,465,763
Exxon Mobil Corp. 46,570 5,160,422
Occidental Petroleum Corp.(a) 44,541 3,233,677
12,115,645
Pharmaceuticals 7 .3%
AstraZeneca plc, ADR-UK 25,278 1,486,599
Eli Lilly & Co. 4,689 1,697,840
Johnson & Johnson 6,749 1,174,124
4,358,563
Semiconductors & Semiconductor Equipment 1 .4%
Analog Devices, Inc. 5,908 842,599
Software 4 .5%
Autodesk, Inc.* 7,590 1,626,537
Microsoft Corp. 4,561 1,058,745
2,685,282
Specialty Retail 2 .0%
Home Depot, Inc. (The) 4,063 1,203,176
Tobacco 4 .7%
Altria Group, Inc. 30,446 1,408,737
Philip Morris International, Inc. 15,045 1,381,883
2,790,620
Total Investments
(cost $46,955,641) — 96.4% 57,773,957
Other assets in excess of liabilities — 3.6% 2,184,027
NET ASSETS — 100.0%
$ 59,957,984
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of October 31, 2022. The total value of securities on
loan as of October 31, 2022 was $5,517,065, which
was collateralized by $5,619,291 in the form of U.S
Government Treasury Securities, interest rates ranging
from 0.00% - 6.13%, and maturity dates ranging from
11/15/2022 - 5/15/2052.
ADR American Depositary Receipt
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis All Cap Growth Fund - October 31, 2022 - Statement of Investments - 87
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 4 .2%
Boeing Co. (The)* 78,948 11,250,879
Air Freight & Logistics 1 .5%
Expeditors International of
Washington, Inc. 40,690 3,981,516
Automobiles 2 .7%
Tesla, Inc.* 32,667 7,433,049
Beverages 6 .4%
Boston Beer Co., Inc. (The),
Class A* 10,048 3,750,818
Monster Beverage Corp.* 144,713 13,562,502
17,313,320
Biotechnology 9 .0%
Alnylam Pharmaceuticals, Inc.* 46,475 9,632,409
BioMarin Pharmaceutical, Inc.* 34,016 2,946,806
CRISPR Therapeutics AG*(a) 53,057 2,777,003
Regeneron Pharmaceuticals,
Inc.* 11,881 8,895,899
24,252,117
Capital Markets 5 .5%
FactSet Research Systems,
Inc. 12,847 5,466,270
MSCI, Inc. 10,629 4,983,513
SEI Investments Co. 80,192 4,354,426
14,804,209
Electronic Equipment, Instruments & Components 0 .2%
Mobileye Global, Inc., Class A* 16,263 429,018
Entertainment 6 .8%
Netflix, Inc.* 36,808 10,743,519
Walt Disney Co. (The)* 72,223 7,694,638
18,438,157
Health Care Equipment & Supplies 1 .1%
Intuitive Surgical, Inc.* 11,905 2,934,225
Health Care Technology 3 .5%
Doximity, Inc., Class A*(a) 170,942 4,524,835
Veeva Systems, Inc., Class A* 29,750 4,996,215
9,521,050
Hotels, Restaurants & Leisure 4 .7%
Starbucks Corp. 68,728 5,951,158
Yum China Holdings, Inc. 86,598 3,580,827
Yum! Brands, Inc. 26,904 3,181,398
12,713,383
Interactive Media & Services 7 .9%
Alphabet, Inc., Class A* 121,182 11,452,911
Alphabet, Inc., Class C* 23,574 2,231,515
Meta Platforms, Inc., Class A* 81,418 7,584,901
21,269,327
Internet & Direct Marketing Retail 6 .3%
Alibaba Group Holding Ltd.,
ADR-CN* 42,563 2,706,155
Amazon.com, Inc.* 140,538 14,396,713
17,102,868
IT Services 8 .4%
Block, Inc., Class A* 47,025 2,824,792
PayPal Holdings, Inc.* 47,886 4,002,312
Common Stocks
Shares Value ($)
IT Services
Shopify, Inc., Class A*(a) 83,381 2,854,132
Visa, Inc., Class A(a) 62,978 13,046,522
22,727,758
Life Sciences Tools & Services 2 .1%
Illumina, Inc.* 24,478 5,601,056
Machinery 1 .0%
Deere & Co. 6,560 2,596,579
Pharmaceuticals 6 .1%
Novartis AG, ADR-CH 89,472 7,258,863
Novo Nordisk A/S, ADR-DK 33,095 3,602,060
Roche Holding AG, ADR 133,487 5,518,353
16,379,276
Semiconductors & Semiconductor Equipment 6 .2%
NVIDIA Corp. 81,398 10,986,288
QUALCOMM, Inc. 49,101 5,777,224
16,763,512
Software 15 .1%
Autodesk, Inc.* 50,414 10,803,720
Microsoft Corp. 33,592 7,797,711
Oracle Corp. 145,879 11,388,774
Salesforce, Inc.* 34,568 5,620,411
Workday, Inc., Class A* 32,438 5,054,489
40,665,105
Textiles, Apparel & Luxury Goods 0 .9%
Under Armour, Inc., Class A* 317,860 2,368,057
Total Common Stocks
(cost $217,734,557) 268,544,461
Repurchase Agreement 2 .3%
Principal
Amount ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $6,084,762,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$6,206,458.(b)(c) 6,084,255 6,084,255
Total Repurchase Agreement
(cost $6,084,255) 6,084,255
Total Investments
(cost $223,818,812) — 101.9% 274,628,716
Liabilities in excess of other assets — (1.9)% (5,096,421)
NET ASSETS — 100.0%
$ 269,532,295

88 - Statement of Investments - October 31, 2022 - Nationwide Loomis All Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $20,832,950, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,084,255 and by $15,400,286 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/15/2022 – 5/15/2052, a total value of
$21,484,541.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $6,084,255.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

Nationwide Small Company Growth Fund - October 31, 2022 - Statement of Investments - 89
Common Stocks 95 .5%
Shares Value ($)
Biotechnology 4 .3%
Ironwood Pharmaceuticals,
Inc.* 135,336 1,480,576
Vericel Corp.* 172,868 4,646,692
6,127,268
Chemicals 0 .4%
Balchem Corp. 4,068 568,706
Electronic Equipment, Instruments & Components 4 .8%
Cognex Corp. 148,757 6,877,036
Health Care Equipment & Supplies 14 .8%
ABIOMED, Inc.* 25,814 6,507,193
Cardiovascular Systems, Inc.* 88,414 1,276,698
Glaukos Corp.* 59,491 3,335,660
Inogen, Inc.* 54,091 1,225,702
Neogen Corp.* 93,903 1,239,520
OrthoPediatrics Corp.*(a) 72,974 3,100,665
QuidelOrtho Corp.*(a) 23,801 2,137,806
Tandem Diabetes Care,
Inc.*(a) 38,979 2,188,671
21,011,915
Health Care Technology 4 .8%
NextGen Healthcare, Inc.* 30,992 621,080
Veeva Systems, Inc., Class A* 37,074 6,226,207
6,847,287
Internet & Direct Marketing Retail 3 .3%
Xometry, Inc., Class A*(a) 78,777 4,731,347
Life Sciences Tools & Services 12 .1%
10X Genomics, Inc., Class
A*(a) 14,354 390,142
Bio-Techne Corp. 18,779 5,563,467
CryoPort, Inc.*(a) 145,633 4,042,772
Cytek Biosciences, Inc.*(a) 84,418 1,310,167
Repligen Corp.* 32,155 5,867,966
17,174,514
Machinery 3 .4%
Helios Technologies, Inc. 81,251 4,606,119
Proto Labs, Inc.*(a) 7,352 280,773
4,886,892
Software 47 .6%
Alarm.com Holdings, Inc.*(a) 104,507 6,149,192
Alteryx, Inc., Class A* 17,596 857,453
American Software, Inc., Class
A 21,745 372,492
ANSYS, Inc.* 27,333 6,044,966
Appfolio, Inc., Class A* 57,092 7,157,624
Blackbaud, Inc.* 7,772 425,128
Datadog, Inc., Class A* 68,142 5,486,112
Common Stocks
Shares Value ($)
Software
Duck Creek Technologies,
Inc.* 119,778 1,430,149
Enfusion, Inc., Class A*(a) 113,533 1,608,763
Guidewire Software, Inc.* 66,333 3,940,844
Manhattan Associates, Inc.* 50,177 6,105,036
nCino, Inc.*(a) 80,888 2,546,354
Olo, Inc., Class A*(a) 306,084 2,696,600
Paycom Software, Inc.* 20,038 6,933,148
PROS Holdings, Inc.*(a) 115,411 2,879,505
Q2 Holdings, Inc.* 74,671 2,317,788
Smartsheet, Inc., Class A* 125,060 4,367,095
Tyler Technologies, Inc.* 19,757 6,388,031
67,706,280
Total Common Stocks
(cost $104,254,680) 135,931,245
Repurchase Agreement 4 .8%
Principal
Amount ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $6,839,816,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$6,976,612.(b)(c) 6,839,245 6,839,245
Total Repurchase Agreement
(cost $6,839,245) 6,839,245
Total Investments
(cost $111,093,925) — 100.3% 142,770,490
Liabilities in excess of other assets — (0.3)% (484,454)
NET ASSETS — 100.0%
$ 142,286,036
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $13,351,141, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,839,245 and by $7,279,928 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 4.75%, and maturity dates
ranging from 12/6/2022 – 11/15/2051, a total value of
$14,119,173.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $6,839,245.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

90 - Statement of Investments - October 31, 2022 - Nationwide WCM Focused Small Cap Fund
Common Stocks 96 .6%
Shares Value ($)
Auto Components 3 .3%
Dorman Products, Inc.* 73,664 6,012,456
Building Products 6 .8%
American Woodmark Corp.*(a) 115,142 5,221,690
AZEK Co., Inc. (The)* 153,010 2,679,205
CSW Industrials, Inc. 21,700 2,797,564
Hayward Holdings, Inc.* 176,300 1,630,775
12,329,234
Capital Markets 7 .3%
Focus Financial Partners, Inc.,
Class A* 224,358 7,805,415
Virtus Investment Partners,
Inc. 31,591 5,417,540
13,222,955
Chemicals 4 .4%
Element Solutions, Inc. 460,763 7,925,123
Commercial Services & Supplies 4 .7%
SP Plus Corp.* 90,700 3,358,621
UniFirst Corp. 28,436 5,232,508
8,591,129
Construction & Engineering 5 .5%
API Group Corp.* 107,077 1,765,700
EMCOR Group, Inc. 58,580 8,265,638
10,031,338
Electronic Equipment, Instruments & Components 5 .3%
ePlus, Inc.* 196,590 9,577,865
Food & Staples Retailing 4 .1%
Grocery Outlet Holding
Corp.*(a) 217,435 7,516,728
Food Products 2 .2%
Lancaster Colony Corp.(a) 22,550 4,065,314
Health Care Equipment & Supplies 3 .4%
ICU Medical, Inc.* 42,200 6,262,902
Health Care Providers & Services 7 .3%
Addus HomeCare Corp.*(a) 129,426 13,255,811
Hotels, Restaurants & Leisure 3 .1%
Wyndham Hotels & Resorts,
Inc. 74,799 5,679,488
Insurance 3 .5%
Enstar Group Ltd.* 32,036 6,423,859
IT Services 5 .2%
Thoughtworks Holding, Inc.* 77,500 744,775
Verra Mobility Corp.*(a) 505,971 8,636,925
9,381,700
Machinery 4 .1%
Crane Holdings Co. 38,500 3,863,090
Hillman Solutions Corp.* 458,100 3,577,761
7,440,851
Multiline Retail 2 .9%
Ollie's Bargain Outlet
Holdings, Inc.* 94,900 5,314,400
Personal Products 4 .1%
Inter Parfums, Inc. 92,200 7,457,136
Common Stocks
Shares Value ($)
Real Estate Management & Development 2 .8%
Cushman & Wakefield plc* 438,924 5,069,572
Road & Rail 3 .3%
Landstar System, Inc.(a) 38,681 6,042,746
Software 3 .7%
E2open Parent Holdings,
Inc.*(a) 615,800 3,590,114
MeridianLink, Inc.*(a) 179,200 3,225,600
6,815,714
Specialty Retail 6 .1%
America's Car-Mart, Inc.* 66,220 4,526,799
Leslie's, Inc.*(a) 467,800 6,567,912
11,094,711
Trading Companies & Distributors 3 .5%
Beacon Roofing Supply, Inc.* 113,400 6,390,090
Total Common Stocks
(cost $165,226,084) 175,901,122
Repurchase Agreement 2 .4%
Principal
Amount ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $4,338,701,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$4,425,475.(b)(c) 4,338,339 4,338,339
Total Repurchase Agreement
(cost $4,338,339) 4,338,339
Total Investments
(cost $169,564,423) — 99.0% 180,239,461
Other assets in excess of liabilities — 1.0% 1,858,993
NET ASSETS — 100.0%
$ 182,098,454

Nationwide WCM Focused Small Cap Fund - October 31, 2022 - Statement of Investments - 91
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $16,170,844, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,338,339 and by $12,416,410 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.75%, and maturity
dates ranging from 12/6/2022 – 2/15/2049, a total value of
$16,754,749.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $4,338,339.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

92 - Statements of Assets and Liabilities - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
American Century
Small Cap Income
Fund
Assets:
Investment securities, at value
*
$ 35,627,475
Repurchase agreements, at value 258,821
Cash 478,715
Foreign currencies, at value 10,990
Interest and dividends receivable 34,135
Security lending income receivable 430
Receivable for investments sold 243,149
Receivable for capital shares issued 13,706
Receivable for variation margin on futures contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) 2,409
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 22,844
Total Assets 36,692,674
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 88,330
Payable for variation margin on futures contracts —
Unrealized depreciation on forward foreign currency contracts (Note 2) 30,727
Payable upon return of securities loaned (Note 2) 258,821
Accrued expenses and other payables:
Investment advisory fees 21,639
Fund administration fees 46,751
Distribution fees 908
Administrative servicing fees 11,443
Accounting and transfer agent fees 2,081
Trustee fees 101
Custodian fees 2,278
Compliance program costs (Note 3) 44
Professional fees 3,695
Printing fees 20,497
Recoupment fees (Note 3) 3,182
Other 8,510
Total Liabilities 499,007
Net Assets $ 36,193,667
* Includes value of securities on loan (Note 2) 2,070,567
Cost of investment securities 32,775,329
Cost of repurchase agreements 258,821
Cost of foreign currencies 11,131
Represented by:
Capital $ 30,210,885
Total distributable earnings (loss) 5,982,782
Net Assets $ 36,193,667

Equity Funds - October 31, 2022 - Statements of Assets and Liabilities - 93
Nationwide Bailard
Cognitive Value
Fund
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Disciplined
Value Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide
Diamond Hill Large
Cap Concentrated
Fund
$ 95,124,605 $ 112,041,488 $ 525,842,793 $ 1,051,864,805 $ 22,124,569
1,676,184 — 6,000,000 619,803 —
368,678 468,470 48,149,206 63,169,911 545,771
— — — — —
44,073 34,917 473,102 850,939 26,121
2,170 1,342 2,559 3,879 85
2,756,103 1,322,108 5,043,040 — —
72,857 27,294 13,166 19,644 2,247
— — 47,862 — —
— — — — —
— — 20,391 26,461 6,071
27,180 28,179 13,957 41,874 28,623
100,071,850 113,923,798 585,606,076 1,116,597,316 22,733,487
2,711,229 1,349,574 8,066,301 624,590 —
60,000 2,219 131,148 524,248 8,942
— — — 509,750 —
— — — — —
1,676,184 — 6,000,000 619,803 —
56,730 70,599 275,984 410,918 10,105
42,085 43,568 65,364 96,017 38,589
293 1,702 46,018 17,494 4,474
178 784 211 425,538 10,741
1,586 2,906 45,067 61,217 2,739
261 337 1,585 3,236 64
754 2,506 3,921 11,430 240
9 10 43 103 2
4,145 6,260 56,998 12,899 5,530
15,145 14,960 53,320 58,054 26,788
19,200 — — — —
6,813 6,436 3,059 23,102 8,002
4,594,612 1,501,861 14,749,019 3,398,399 116,216
$ 95,477,238 $ 112,421,937 $ 570,857,057 $ 1,113,198,917 $ 22,617,271
8,939,905 10,063,938 23,199,003 29,209,762 —
74,368,372 51,668,915 438,383,658 731,305,191 18,689,828
1,676,184 — 6,000,000 619,803 —
— — — — —
$ 73,115,457 $ 41,490,392 $ 435,545,556 $ 837,438,676 $ 18,673,785
22,361,781 70,931,545 135,311,501 275,760,241 3,943,486
$ 95,477,238 $ 112,421,937 $ 570,857,057 $ 1,113,198,917 $ 22,617,271

94 - Statements of Assets and Liabilities - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
American Century
Small Cap Income
Fund
Net Assets:
Class A Shares $ 3,928,843
Class C Shares 147,728
Class K Shares —
Class M Shares —
Class R Shares —
Class R6 Shares 8,691,448
Eagle Class Shares —
Institutional Service Class Shares 23,425,648
Total $ 36,193,667
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 309,638
Class C Shares 12,962
Class K Shares —
Class M Shares —
Class R Shares —
Class R6 Shares 664,009
Eagle Class Shares —
Institutional Service Class Shares 1,828,627
Total 2,815,236
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 12 .69 (a)
Class C Shares $ 11 .40 (b)
Class K Shares $ —
Class M Shares $ —
Class R Shares $ —
Class R6 Shares $ 13 .09
Eagle Class Shares $ —
Institutional Service Class Shares $ 12 .81
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13 .46
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2022 - Statements of Assets and Liabilities - 95
Nationwide Bailard
Cognitive Value
Fund
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Disciplined
Value Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide
Diamond Hill Large
Cap Concentrated
Fund
$ 815,863 $ 3,673,574 $ 942,960 $ 49,676,244 $ 18,391,423
168,711 1,114,819 — 8,289,765 911,682
— — 569,225,138 — —
94,333,650 103,520,264 — — —
— — — 1,118,025 —
10,131 2,064,434 36,592 193,608,570 807,620
— — 113,085 765,792,475 —
148,883 2,048,846 539,282 94,713,838 2,506,546
$ 95,477,238 $ 112,421,937 $ 570,857,057 $ 1,113,198,917 $ 22,617,271
55,915 204,332 27,337 4,794,662 2,420,823
12,990 77,657 — 1,412,133 137,293
— — 16,494,235 — —
6,421,294 5,245,974 — — —
— — — 113,630 —
689 105,028 1,061 17,000,037 105,907
— — 3,278 66,575,678 —
10,115 104,535 15,634 8,241,743 326,878
6,501,003 5,737,526 16,541,545 98,137,883 2,990,901
$ 14 .59 (a) $ 17 .98 (a) $ 34 .49 (a) $ 10 .36 (a) $ 7 .60 (a)
$ 12 .99 (b) $ 14 .36 (b) $ — $ 5 .87 (b) $ 6 .64 (b)
$ — $ — $ 34 .51 $ — $ —
$ 14 .69 $ 19 .73 $ — $ — $ —
$ — $ — $ — $ 9 .84 $ —
$ 14 .70 $ 19 .66 $ 34 .49 $ 11 .39 $ 7 .63
$ — $ — $ 34 .50 $ 11 .50 $ —
$ 14 .72 $ 19 .60 $ 34 .49 $ 11 .49 $ 7 .67
$ 15 .48 $ 19 .08 $ 36 .59 $ 10 .99 $ 8 .06
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

96 - Statements of Assets and Liabilities - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Assets:
Investment securities, at value
*
$ 1,024,463,579
Repurchase agreements, at value 392,673
Cash 12,630,622
Interest and dividends receivable 547,402
Security lending income receivable 2,935
Receivable for investments sold 18,911,514
Receivable for capital shares issued 38,243
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 35,470
Total Assets 1,057,022,438
Liabilities:
Payable for investments purchased 16,338,572
Payable for capital shares redeemed 176,103
Payable upon return of securities loaned (Note 2) 392,673
Accrued expenses and other payables:
Investment advisory fees 416,101
Fund administration fees 90,052
Distribution fees 33,180
Administrative servicing fees 8,291
Accounting and transfer agent fees 71,806
Trustee fees 3,023
Custodian fees 12,478
Compliance program costs (Note 3) 102
Professional fees 13,077
Printing fees 135,147
Other 11,731
Total Liabilities 17,702,336
Net Assets $ 1,039,320,102
* Includes value of securities on loan (Note 2) 16,043,206
Cost of investment securities 790,539,221
Cost of repurchase agreements 392,673
Represented by:
Capital $ 785,411,578
Total distributable earnings (loss) 253,908,524
Net Assets $ 1,039,320,102

Equity Funds - October 31, 2022 - Statements of Assets and Liabilities - 97
Nationwide Geneva
Mid Cap Growth
Fund
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 238,678,897 $ 57,773,957 $ 268,544,461 $ 135,931,245 $ 175,901,122
1,804,400 — 6,084,255 6,839,245 4,338,339
2,014,636 2,892,526 997,736 5,214,406 6,394,837
22,129 3,404 11,758 14,751 76,191
1,030 705 3,080 3,018 2,277
— — 140,096 1,624,484 —
121,824 390 89,819 3,853 131,673
— 406 14,237 — 5,756
31,844 11,310 28,130 8,899 20,994
242,674,760 60,682,698 275,913,572 149,639,901 186,871,189
— 610,279 — 173,240 —
126,159 5 4,881 47,309 224,065
1,804,400 — 6,084,255 6,839,245 4,338,339
128,427 21,529 179,310 101,383 112,348
50,760 40,571 51,586 49,964 46,629
21,901 306 1,073 595 4,582
66,090 3 23,696 76,837 13,527
7,172 1,342 554 786 2,649
712 202 801 424 527
10,608 16 72 7,614 1,169
25 21 26 12 13
4,290 38,374 4,212 1,994 5,923
310,324 11,242 15,835 45,961 15,224
25,808 824 14,976 8,501 7,740
2,556,676 724,714 6,381,277 7,353,865 4,772,735
$ 240,118,084 $ 59,957,984 $ 269,532,295 $ 142,286,036 $ 182,098,454
5,551,753 5,517,065 20,832,950 13,351,141 16,170,844
114,495,562 46,955,641 217,734,557 104,254,680 165,226,084
1,804,400 — 6,084,255 6,839,245 4,338,339
$ 62,627,741 $ 51,086,534 $ 201,820,574 $ 103,883,786 $ 169,581,594
177,490,343 8,871,450 67,711,721 38,402,250 12,516,860
$ 240,118,084 $ 59,957,984 $ 269,532,295 $ 142,286,036 $ 182,098,454

98 - Statements of Assets and Liabilities - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Net Assets:
Class A Shares $ 159,554,994
Class C Shares 386,388
Class R Shares 25,104
Class R6 Shares 36,417,170
Eagle Class Shares —
Institutional Service Class Shares 842,936,446
Total $ 1,039,320,102
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 6,486,748
Class C Shares 17,972
Class R Shares 1,063
Class R6 Shares 1,522,077
Eagle Class Shares —
Institutional Service Class Shares 35,238,946
Total 43,266,806
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 24 .60 (a)
Class C Shares $ 21 .50 (b)
Class R Shares $ 23 .62
Class R6 Shares $ 23 .93
Eagle Class Shares $ —
Institutional Service Class Shares $ 23 .92
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 26 .10
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2022 - Statements of Assets and Liabilities - 99
Nationwide Geneva
Mid Cap Growth
Fund
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 83,517,301 $ 1,659,859 $ 5,203,044 $ 2,864,172 $ 11,867,655
5,725,936 — — — 2,637,767
— — — — —
27,231,474 57,191,328 102,456,988 — 110,242,796
— 5,917 159,115,132 — —
123,643,373 1,100,880 2,757,131 139,421,864 57,350,236
$ 240,118,084 $ 59,957,984 $ 269,532,295 $ 142,286,036 $ 182,098,454
5,419,648 143,371 424,965 210,477 480,228
729,285 — — — 127,608
— — — — —
1,561,216 4,935,858 8,192,085 — 4,172,841
— 511 12,757,460 — —
7,287,339 95,006 220,995 10,007,538 2,191,180
14,997,488 5,174,746 21,595,505 10,218,015 6,971,857
$ 15 .41 (a) $ 11 .58 (a) $ 12 .24 (a) $ 13 .61 (a) $ 24 .71 (a)
$ 7 .85 (b) $ — $ — $ — $ 20 .67 (b)
$ — $ — $ — $ — $ —
$ 17 .44 $ 11 .59 $ 12 .51 $ — $ 26 .42
$ — $ 11 .58 $ 12 .47 $ — $ —
$ 16 .97 $ 11 .59 $ 12 .48 $ 13 .93 $ 26 .17
$ 16 .35 $ 12 .29 $ 12 .99 $ 14 .44 $ 26 .22
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

100 - Statements of Operations - For the Year Ended October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
American Century
Small Cap Income
Fund
INVESTMENT INCOME:
Dividend income $ 2,886,089
Interest income 54,200
Income from securities lending (Note 2) 13,415
Foreign tax withholding (4,818)
Total Income 2,948,886
EXPENSES:
Investment advisory fees 668,551
Fund administration fees 88,567
Distribution fees Class A 10,212
Distribution fees Class C 2,205
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 2,859
Administrative servicing fees Class C 210
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class 191,399
Registration and filing fees 54,240
Professional fees 26,827
Printing fees 12,205
Trustee fees 2,879
Custodian fees 357
Accounting and transfer agent fees 14,131
Compliance program costs (Note 3) 322
Recoupment fees (Note 3) 3,092
Other 6,714
Total expenses before expenses reimbursed 1,084,770
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,084,770
NET INVESTMENT INCOME/(LOSS) 1,864,116
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 5,239,686
Transactions in-kind by affiliated issuers (Note 3) (5,172,100)
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) 264,873
Foreign currency transactions (Note 2) (1,651)
Net realized gains (losses) 330,808
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (17,608,610)
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) 2,296
Translation of assets and liabilities denominated in foreign currencies (Note 2) (620)
Net change in unrealized appreciation/depreciation (17,606,934)
Net realized/unrealized gains (losses) (17,276,126)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (15,412,010)

Equity Funds - For the Year Ended October 31, 2022 - Statements of Operations - 101
Nationwide Bailard
Cognitive Value
Fund
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Disciplined
Value Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide
Diamond Hill Large
Cap Concentrated
Fund
$ 1,867,785 $ 813,246 $ 11,987,241 $ 17,139,592 $ 440,883
5,788 5,756 553,016 1,276,175 5,991
18,957 14,778 17,306 38,232 109
(5,729) (14,144) (59,183) (3,808) —
1,886,801 819,636 12,498,380 18,450,191 446,983
746,610 1,092,841 3,562,934 5,865,291 135,853
85,318 96,531 210,767 401,928 66,289
1,798 12,807 1,405 146,289 49,887
1,738 14,509 — 99,792 11,182
— — 592,763 — —
— — — 6,498 —
447 2,672 77 35,109 11,973
82 161 — 5,987 735
— — — 3,138 —
— — 5 88,176 —
89 2,189 — 167,727 5,108
65,630 67,062 86,323 90,328 57,821
25,596 25,638 41,330 63,479 22,772
7,353 9,292 63,530 69,507 8,925
3,236 4,619 19,168 41,480 793
4,325 8,201 23,421 56,090 473
8,162 18,834 212,270 302,736 13,563
375 518 2,240 4,866 92
19,200 — — — —
6,667 7,659 11,907 46,499 5,147
976,626 1,363,533 4,828,140 7,494,920 390,613
— — (313,979) (424,302) (163,490)
976,626 1,363,533 4,514,161 7,070,618 227,123
910,175 (543,897) 7,984,219 11,379,573 219,860
1,902,956 11,152,266 60,942,719 5,144,330 434,456
— — — — —
— — (8,465,925) (39,154,721) —
— — — — —
— — (7) (1) —
1,902,956 11,152,266 52,476,787 (34,010,392) 434,456
(11,940,279) (76,387,351) (59,068,351) (236,204,239) (3,611,293)
— — (2,697,350) (7,053,419) —
— — — — —
— — — — —
(11,940,279) (76,387,351) (61,765,701) (243,257,658) (3,611,293)
(10,037,323) (65,235,085) (9,288,914) (277,268,050) (3,176,837)
$ (9,127,148) $ (65,778,982) $ (1,304,695) $ (265,888,477) $ (2,956,977)

102 - Statements of Operations - For the Year Ended October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
INVESTMENT INCOME:
Dividend income $ 15,354,861
Interest income 71,767
Income from securities lending (Note 2) 61,608
Foreign tax withholding (20,431)
Total Income 15,467,805
EXPENSES:
Investment advisory fees 6,256,792
Fund administration fees 364,747
Distribution fees Class A 461,109
Distribution fees Class C 4,863
Distribution fees Class R 108
Administrative servicing fees Class A 142,126
Administrative servicing fees Class C 146
Administrative servicing fees Class R 22
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class 522,830
Registration and filing fees 72,360
Professional fees 58,473
Printing fees 65,295
Trustee fees 37,816
Custodian fees 54,704
Offering costs^ —
Accounting and transfer agent fees 186,232
Compliance program costs (Note 3) 4,416
Other 26,347
Total expenses before fees waived and expenses reimbursed 8,258,386
Investment advisory fees waived (Note 3) (530,617)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 7,727,769
NET INVESTMENT INCOME/(LOSS) 7,740,036
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 24,178,428
Foreign currency transactions (Note 2) 728
Net realized gains (losses) 24,179,156
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (249,228,177)
Net change in unrealized appreciation/depreciation (249,228,177)
Net realized/unrealized gains (losses) (225,049,021)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (217,308,985)
^ Amounts are amortized over 12-month period.

Equity Funds - For the Year Ended October 31, 2022 - Statements of Operations - 103
Nationwide Geneva
Mid Cap Growth
Fund
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 1,298,726 $ 1,681,742 $ 1,862,916 $ 91,160 $ 996,633
43,284 18,019 26,520 58,912 112,720
5,242 4,385 26,030 27,429 9,202
— (594) (206,759) — —
1,347,252 1,703,552 1,708,707 177,501 1,118,555
2,086,122 323,225 2,668,768 1,520,997 1,480,476
139,454 83,324 142,001 108,483 108,973
253,745 1,330 14,478 9,998 33,536
80,218 — — — 31,392
— — — — —
81,199 — 11,004 5,599 14,756
6,418 — — — 3,767
— — — — —
— — 175,285 — —
187,034 5,507 367 422,637 52,423
65,269 73,937 54,675 33,744 52,559
31,674 29,828 31,314 27,745 30,315
118,719 6,185 10,873 19,055 21,965
10,425 2,382 11,050 5,746 6,430
19,590 2,563 15,174 944 6,852
— 14,550 — — —
34,556 4,254 5,738 4,442 13,184
1,127 281 1,235 654 754
15,631 5,259 9,504 7,371 7,658
3,131,181 552,625 3,151,466 2,167,415 1,865,040
— — — — —
— (193,588) (156,534) (24,586) (149,696)
3,131,181 359,037 2,994,932 2,142,829 1,715,344
(1,783,929) 1,344,515 (1,286,225) (1,965,328) (596,789)
55,572,418 (2,141,747) 24,567,213 13,083,844 3,965,921
— — — — —
55,572,418 (2,141,747) 24,567,213 13,083,844 3,965,921
(173,963,848) (3,485,068) (129,574,490) (104,799,809) (26,434,940)
(173,963,848) (3,485,068) (129,574,490) (104,799,809) (26,434,940)
(118,391,430) (5,626,815) (105,007,277) (91,715,965) (22,469,019)
$ (120,175,359) $ (4,282,300) $ (106,293,502) $ (93,681,293) $ (23,065,808)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide American Century Small Cap
Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income/(loss) $ 1,864,116 $ 1,763,222
Net realized gains 330,808 19,668,430
Net change in unrealized appreciation/depreciation (17,606,934) 23,265,301
Change in net assets resulting from operations (15,412,010) 44,696,953
Distributions to Shareholders From:
Distributable earnings:
Class A (343,792) (35,499)
Class C (22,570) (2,836)
Class M — —
Class R6 (819,013) (107,513)
Institutional Service Class (7,799,446) (1,039,482)
Change in net assets from shareholder distributions (8,984,821) (1,185,330)
Change in net assets from capital transactions (70,113,072) 15,480,466
Change in net assets (94,509,903) 58,992,089
Net Assets:
Beginning of year 130,703,570 71,711,481
End of year $ 36,193,667 $ 130,703,570
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 336,326 $ 1,202,061
Proceeds from shares issued from class conversion (Note 1) 26,489 8,041
Dividends reinvested 322,159 32,754
Cost of shares redeemed (340,135) (608,337)
Total Class A Shares 344,839 634,519
Class C Shares
Proceeds from shares issued 5,301 2,600
Dividends reinvested 22,570 2,813
Cost of shares redeemed in class conversion (Note 1) (26,489) (8,041)
Cost of shares redeemed (144,027) (525,857)
Total Class C Shares (142,645) (528,485)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 1,858,566 11,392,330
Dividends reinvested 819,013 107,419
Cost of shares redeemed (3,445,726) (6,882,146)
Total Class R6 Shares (768,147) 4,617,603
Institutional Service Class Shares
Proceeds from shares issued 10,956,069 34,643,563
Dividends reinvested 7,798,803 1,039,180
In-kind Redemption (Note 3) (63,488,520) —
Cost of shares redeemed (24,813,471) (24,925,914)
Total Institutional Service Class Shares (69,547,119) 10,756,829
Change in net assets from capital transactions $ (70,113,072) $ 15,480,466

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 105
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 910,175 $ 677,530 $ (543,897) $ (771,213)
1,902,956 14,773,963 11,152,266 30,438,214
(11,940,279) 29,571,421 (76,387,351) 33,764,790
(9,127,148) 45,022,914 (65,778,982) 63,431,791
(29,559) (2,199) (1,113,341) (747,616)
(9,284) (838) (361,098) (210,495)
(5,325,991) (754,491) (27,146,902) (18,038,879)
(551) (111) (672,065) (475,637)
(9,189) (1,055) (571,518) (369,802)
(5,374,574) (758,694) (29,864,924) (19,842,429)
1,155,599 736,933 7,686,419 (3,677,505)
(13,346,123) 45,001,153 (87,957,487) 39,911,857
108,823,361 63,822,208 200,379,424 160,467,567
$ 95,477,238 $ 108,823,361 $ 112,421,937 $ 200,379,424
$ 420,344 $ 177,950 $ 496,480 $ 2,559,491
— — 474 —
28,712 2,010 1,080,188 713,135
(35,141) (68,487) (1,366,495) (2,701,857)
413,915 111,473 210,647 570,769
— 10,360 20,876 131,840
9,284 782 358,841 204,632
— — (474) —
— (36,115) (128,242) (132,583)
9,284 (24,973) 251,001 203,889
5,095,194 9,351,081 5,545,080 7,045,756
5,259,990 626,353 26,382,910 14,399,031
(9,623,947) (9,334,674) (24,161,967) (26,009,040)
731,237 642,760 7,766,023 (4,564,253)
1,160 3,500 675,152 1,650,033
551 111 672,065 475,637
(930) (10,000) (1,884,314) (2,261,584)
781 (6,389) (537,097) (135,914)
28,332 13,007 346,932 417,083
9,189 1,055 571,518 369,802
— — — —
(37,139) — (922,605) (538,881)
382 14,062 (4,155) 248,004
$ 1,155,599 $ 736,933 $ 7,686,419 $ (3,677,505)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide American Century Small Cap
Income Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 24,523 83,154
Issued in class conversion (Note 1) 1,951 537
Reinvested 23,266 2,455
Redeemed (24,795) (42,639)
Total Class A Shares 24,945 43,507
Class C Shares
Issued 448 224
Reinvested 1,794 259
Redeemed in class conversion (Note 1) (2,171) (593)
Redeemed (11,372) (41,265)
Total Class C Shares (11,301) (41,375)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 127,705 869,045
Reinvested 57,391 7,702
Redeemed (233,266) (535,098)
Total Class R6 Shares (48,170) 341,649
Institutional Service Class Shares
Issued 774,455 2,463,845
Reinvested 552,106 77,283
In-kind Redemption (Note 3) (5,278,720) —
Redeemed (1,674,933) (1,831,502)
Total Institutional Service Class Shares (5,627,092) 709,626
Total change in shares (5,661,618) 1,053,407

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 107
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
26,484 11,310 20,886 83,331
— — 20 —
1,824 153 38,703 25,057
(2,297) (4,185) (60,457) (85,030)
26,011 7,278 (848) 23,358
— 712 1,140 5,258
658 69 16,005 8,544
— — (24) —
— (2,623) (6,547) (5,171)
658 (1,842) 10,574 8,631
325,333 637,517 211,961 212,130
332,727 46,742 863,598 470,096
(620,727) (634,420) (838,899) (812,827)
37,333 49,839 236,660 (130,601)
73 227 27,442 50,578
35 8 22,086 15,579
(57) (621) (72,498) (68,801)
51 (386) (22,970) (2,644)
1,740 852 15,207 12,661
580 79 18,819 12,125
— — — —
(2,516) — (35,831) (17,088)
(196) 931 (1,805) 7,698
63,857 55,820 221,611 (93,558)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide BNY Mellon Disciplined Value
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 7,984,219 $ 6,664,637
Net realized gains (losses) 52,476,787 109,589,914
Net change in unrealized appreciation/depreciation (61,765,701) 121,996,631
Change in net assets resulting from operations (1,304,695) 238,251,182
Distributions to Shareholders From:
Distributable earnings:
Class A (39,174) (1,436)
Class C — —
Class K (117,424,488) (25,156,079)
Class R — —
Class R6 (4,808) (288)
Eagle Class (36,608) (7,632)
Institutional Service Class (12,741) (3,065)
Change in net assets from shareholder distributions (117,517,819) (25,168,500)
Change in net assets from capital transactions 55,412,863 (18,158,423)
Change in net assets (63,409,651) 194,924,259
Net Assets:
Beginning of year 634,266,708 439,342,449
End of year $ 570,857,057 $ 634,266,708

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 109
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Nationwide Diamond Hill Large Cap
Concentrated Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 11,379,573 $ 9,638,983 $ 219,860 $ 145,739
(34,010,392) 81,524,846 434,456 2,656,736
(243,257,658) 380,165,631 (3,611,293) 5,538,520
(265,888,477) 471,329,460 (2,956,977) 8,340,995
(5,204,744) (1,370,962) (1,899,193) (111,008)
(1,384,649) (285,633) (119,448) (1,362)
— — — —
(118,830) (17,241) — —
(19,392,827) (5,551,712) (87,287) (8,069)
(74,586,367) (20,702,612) — —
(10,514,316) (2,623,029) (278,297) (20,725)
(111,201,733) (30,551,189) (2,384,225) (141,164)
8,250,165 (68,670,452) 966,579 (1,218,237)
(368,840,045) 372,107,819 (4,374,623) 6,981,594
1,482,038,962 1,109,931,143 26,991,894 20,010,300
$ 1,113,198,917 $ 1,482,038,962 $ 22,617,271 $ 26,991,894

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide BNY Mellon Disciplined Value
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 777,534 $ 169,618
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 39,001 1,436
Cost of shares redeemed (13,176) (21,062)
Total Class A Shares 803,359 149,992
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 5,739,681 13,310,124
Dividends reinvested 113,693,602 24,147,010
Cost of shares redeemed (65,308,278) (55,754,937)
Total Class K Shares 54,125,005 (18,297,803)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 47,866 12,854
Dividends reinvested 4,808 288
Cost of shares redeemed (29,512) —
Total Class R6 Shares 23,162 13,142
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 36,608 7,632
Cost of shares redeemed (84,779) (3,451)
Total Eagle Class Shares (48,171) 4,181
Institutional Service Class Shares
Proceeds from shares issued 516,617 —
Dividends reinvested 12,261 3,065
Cost of shares redeemed (19,370) (31,000)
Total Institutional Service Class Shares 509,508 (27,935)
Change in net assets from capital transactions $ 55,412,863 $ (18,158,423)

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 111
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Nationwide Diamond Hill Large Cap
Concentrated Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 9,108,089 $ 9,268,746 $ 1,263,037 $ 868,652
78,758 88,753 3,471 12,921
5,030,118 1,322,405 1,880,432 109,789
(12,477,862) (16,135,728) (1,985,802) (2,057,398)
1,739,103 (5,455,824) 1,161,138 (1,066,036)
2,065,965 2,806,603 101,210 183,854
1,383,903 284,275 119,373 1,328
(78,758) (88,753) (3,471) (12,921)
(2,467,942) (1,959,923) (305,579) (218,667)
903,168 1,042,202 (88,467) (46,406)
— — — —
— — — —
— — — —
— — — —
334,299 595,754 — —
118,830 17,241 — —
(373,639) (152,277) — —
79,490 460,718 — —
8,033,427 9,285,027 29,263 58,976
19,273,431 5,411,923 87,287 8,069
(28,545,099) (24,411,675) (81,132) (113,725)
(1,238,241) (9,714,725) 35,418 (46,680)
5,777,028 4,538,381 — —
72,322,854 19,952,708 — —
(70,972,969) (65,888,980) — —
7,126,913 (41,397,891) — —
44,835,588 45,448,353 177,107 343,058
10,498,998 2,619,333 276,734 20,632
(55,694,854) (61,672,618) (595,351) (422,805)
(360,268) (13,604,932) (141,510) (59,115)
$ 8,250,165 $ (68,670,452) $ 966,579 $ (1,218,237)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide BNY Mellon Disciplined Value
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 21,979 4,496
Issued in class conversion (Note 1) — —
Reinvested 1,117 41
Redeemed (344) (576)
Total Class A Shares 22,752 3,961
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 160,812 336,794
Reinvested 3,256,651 729,321
Redeemed (1,850,707) (1,517,470)
Total Class K Shares 1,566,756 (451,355)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1,313 321
Reinvested 138 8
Redeemed (870) —
Total Class R6 Shares 581 329
Eagle Class Shares
Issued — —
Reinvested 1,049 230
Redeemed (2,414) (84)
Total Eagle Class Shares (1,365) 146
Institutional Service Class Shares
Issued 14,645 —
Reinvested 352 93
Redeemed (576) (788)
Total Institutional Service Class Shares 14,421 (695)
Total change in shares 1,603,145 (447,614)

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 113
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Nationwide Diamond Hill Large Cap
Concentrated Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
750,791 776,290 144,207 104,577
6,069 7,397 400 1,493
391,932 119,494 218,123 13,237
(1,081,094) (1,369,689) (244,109) (244,264)
67,698 (466,508) 118,621 (124,957)
294,941 384,853 14,186 24,953
188,570 42,928 15,741 196
(10,282) (12,212) (457) (1,685)
(381,737) (267,507) (44,740) (28,942)
91,492 148,062 (15,270) (5,478)
— — — —
— — — —
— — — —
— — — —
28,107 51,964 — —
9,697 1,639 — —
(32,743) (12,748) — —
5,061 40,855 — —
637,093 736,392 3,529 7,332
1,371,451 444,419 10,109 961
(2,224,228) (1,858,774) (9,962) (13,291)
(215,684) (677,963) 3,676 (4,998)
409,484 346,000 — —
5,096,418 1,625,529 — —
(5,452,451) (5,015,235) — —
53,451 (3,043,706) — —
3,208,757 3,490,676 20,516 39,241
739,081 213,790 31,819 2,454
(4,489,264) (4,713,707) (68,559) (50,315)
(541,426) (1,009,241) (16,224) (8,620)
(539,408) (5,008,501) 90,803 (144,053)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income/(loss) $ 7,740,036 $ 6,490,854
Net realized gains (losses) 24,179,156 167,087,267
Net change in unrealized appreciation/depreciation (249,228,177) 230,444,916
Change in net assets resulting from operations (217,308,985) 404,023,037
Distributions to Shareholders From:
Distributable earnings:
Class A (26,204,833) (4,943,740)
Class C (79,391) (19,721)
Class R (2,791) (394)
Class R6 (5,061,521) (732,362)
Eagle Class — —
Institutional Service Class (141,120,536) (28,945,623)
Change in net assets from shareholder distributions (172,469,072) (34,641,840)
Change in net assets from capital transactions 93,766,777 (119,563,453)
Change in net assets (296,011,280) 249,817,744
Net Assets:
Beginning of year 1,335,331,382 1,085,513,638
End of year $ 1,039,320,102 $ 1,335,331,382

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 115
Nationwide Geneva Mid Cap Growth Fund Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Period Ended
October 31, 2021(a)
$ (1,783,929) $ (2,906,630) $ 1,344,515 $ 356,304
55,572,418 130,315,740 (2,141,747) 41,051
(173,963,848) 72,097,808 (3,485,068) 14,303,384
(120,175,359) 199,506,918 (4,282,300) 14,700,739
(34,650,357) (6,604,612) (7,016) —
(4,669,065) (1,795,454) — —
— — — —
(26,721,506) (5,820,560) (1,286,394) (158,842)
— — (119) (11)
(51,085,672) (14,318,054) (158,843) (10)
(117,126,600) (28,538,680) (1,452,372) (158,863)
(6,756,000) (207,880,628) (10,778,895) 61,929,675
(244,057,959) (36,912,390) (16,513,567) 76,471,551
484,176,043 521,088,433 76,471,551 —
$ 240,118,084 $ 484,176,043 $ 59,957,984 $ 76,471,551

The accompanying notes are an integral part of these financial statements.
116 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,515,357 $ 3,994,029
Proceeds from shares issued from class conversion (Note 1) 28,850 101,446
Dividends reinvested 25,920,915 4,874,499
Cost of shares redeemed (20,888,942) (21,215,374)
Total Class A Shares 9,576,180 (12,245,400)
Class C Shares
Proceeds from shares issued 14,951 16,232
Dividends reinvested 78,624 19,168
Cost of shares redeemed in class conversion (Note 1) (28,850) (101,446)
Cost of shares redeemed (106,011) (450,646)
Total Class C Shares (41,286) (516,692)
Class R Shares
Proceeds from shares issued 7,889 7,728
Dividends reinvested 2,791 394
Cost of shares redeemed (183) (4,488)
Total Class R Shares 10,497 3,634
Class R6 Shares
Proceeds from shares issued 8,654,720 45,967,505
Dividends reinvested 5,061,521 732,362
Cost of shares redeemed (3,195,408) (41,972,827)
Total Class R6 Shares 10,520,833 4,727,040
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 47,410,988 19,618,482
Dividends reinvested 138,338,993 27,750,569
Cost of shares redeemed (112,049,428) (158,901,086)
Total Institutional Service Class Shares 73,700,553 (111,532,035)
Change in net assets from capital transactions $ 93,766,777 $ (119,563,453)

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 117
Nationwide Geneva Mid Cap Growth Fund Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Period Ended
October 31, 2021(a)
$ 6,851,648 $ 14,275,893 $ 2,643,754 $ 75,221
16,054 196,594 — —
33,910,513 6,474,188 7,016 —
(22,755,738) (19,630,756) (937,323) (76,987)
18,022,477 1,315,919 1,713,447 (1,766)
240,776 495,406 — —
4,635,892 1,768,449 — —
(16,054) (196,594) — —
(4,466,475) (11,835,769) — —
394,139 (9,768,508) — —
— — — —
— — — —
— — — —
— — — —
12,213,497 12,644,492 1,513,991 66,931,941
26,342,389 5,708,501 1,286,394 158,842
(77,162,295) (32,748,956) (18,662,447) (5,169,363)
(38,606,409) (14,395,963) (15,862,062) 61,921,420
— — — 5,000
— — 119 11
— — — —
— — 119 5,011
36,759,095 33,062,646 16,946,941 5,000
48,252,929 13,710,825 158,843 10
(71,578,231) (231,805,547) (13,736,183) —
13,433,793 (185,032,076) 3,369,601 5,010
$ (6,756,000) $ (207,880,628) $ (10,778,895) $ 61,929,675

The accompanying notes are an integral part of these financial statements.
118 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 159,092 133,987
Issued in class conversion (Note 1) 1,101 3,243
Reinvested 868,240 174,472
Redeemed (751,704) (710,798)
Total Class A Shares 276,729 (399,096)
Class C Shares
Issued 666 607
Reinvested 2,996 772
Redeemed in class conversion (Note 1) (1,257) (3,627)
Redeemed (4,267) (17,611)
Total Class C Shares (1,862) (19,859)
Class R Shares
Issued 319 259
Reinvested 97 15
Redeemed (6) (152)
Total Class R Shares 410 122
Class R6 Shares
Issued 342,345 1,644,628
Reinvested 174,694 26,516
Redeemed (118,194) (1,516,934)
Total Class R6 Shares 398,845 154,210
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 1,815,984 662,504
Reinvested 4,773,421 1,011,392
Redeemed (4,182,641) (5,502,503)
Total Institutional Service Class Shares 2,406,764 (3,828,607)
Total change in shares 3,080,886 (4,093,230)
(a) For the period from January 26, 2021 (commencement of operations) through October 31, 2021.

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 119
Nationwide Geneva Mid Cap Growth Fund Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Period Ended
October 31, 2021(a)
338,664 546,935 223,669 7,295
838 7,439 — —
1,614,786 277,267 575 —
(1,212,807) (774,933) (81,577) (6,591)
741,481 56,708 142,667 704
25,848 30,230 — —
430,445 117,271 — —
(1,604) (11,547) — —
(420,522) (711,066) — —
34,167 (575,112) — —
— — — —
— — — —
— — — —
— — — —
574,707 452,350 123,351 6,713,588
1,111,493 224,039 106,793 13,943
(3,738,576) (1,195,406) (1,555,831) (465,986)
(2,052,376) (519,017) (1,325,687) 6,261,545
— — — 500
— — 10 1
— — — —
— — 10 501
1,827,081 1,223,224 1,349,635 500
2,090,681 548,433 13,001 1
(3,558,822) (8,870,192) (1,268,131) —
358,940 (7,098,535) 94,505 501
(917,788) (8,135,956) (1,088,505) 6,263,251

The accompanying notes are an integral part of these financial statements.
120 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
245
Nationwide Loomis All Cap Growth Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment loss $ (1,286,225) $ (1,302,313)
Net realized gains 24,567,213 41,074,452
Net change in unrealized appreciation/depreciation (129,574,490) 63,028,584
Change in net assets resulting from operations (106,293,502) 102,800,723
Distributions to Shareholders From:
Distributable earnings:
Class A (633,416) (177,667)
Class C — —
Class R6 (15,918,417) (5,160,017)
Eagle Class (18,312,600) (4,464,483)
Institutional Service Class (462,726) (108,992)
Change in net assets from shareholder distributions (35,327,159) (9,911,159)
Change in net assets from capital transactions 22,143,366 (85,745,923)
Change in net assets (119,477,295) 7,143,641
Net Assets:
Beginning of year 389,009,590 381,865,949
End of year $ 269,532,295 $ 389,009,590
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,883,114 $ 966,476
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 633,416 177,486
Cost of shares redeemed (1,834,545) (2,177,342)
Total Class A Shares 681,985 (1,033,380)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 44,974,443 31,254,060
Dividends reinvested 15,918,417 5,160,017
Cost of shares redeemed (72,756,473) (93,587,367)
Total Class R6 Shares (11,863,613) (57,173,290)
Eagle Class Shares
Proceeds from shares issued 52,836,597 17,599,289
Dividends reinvested 18,312,600 4,464,483
Cost of shares redeemed (37,575,365) (49,392,019)
Total Eagle Class Shares 33,573,832 (27,328,247)
Institutional Service Class Shares
Proceeds from shares issued 348,998 302,259
Dividends reinvested 462,726 108,992
Cost of shares redeemed (1,060,562) (622,257)
Total Institutional Service Class Shares (248,838) (211,006)
Change in net assets from capital transactions $ 22,143,366 $ (85,745,923)

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 121
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ (1,965,328) $ (3,056,957) $ (596,789) $ (698,580)
13,083,844 32,682,042 3,965,921 12,479,647
(104,799,809) 28,269,298 (26,434,940) 36,395,552
(93,681,293) 57,894,383 (23,065,808) 48,176,619
(758,565) (858,716) (347,319) —
— — (101,929) —
— — (2,725,753) —
— — — —
(28,585,155) (32,493,109) (1,450,594) —
(29,343,720) (33,351,825) (4,625,595) —
536,722 (38,967,527) 5,038,398 42,600,098
(122,488,291) (14,424,969) (22,653,005) 90,776,717
264,774,327 279,199,296 204,751,459 113,974,742
$ 142,286,036 $ 264,774,327 $ 182,098,454 $ 204,751,459
$ 247,781 $ 716,588 $ 340,709 $ 2,804,830
— — 1,439 37,235
683,492 780,078 330,421 —
(1,885,378) (2,516,382) (2,053,595) (4,312,808)
(954,105) (1,019,716) (1,381,026) (1,470,743)
— — 209,783 858,037
— — 99,750 —
— — (1,439) (37,235)
— — (874,246) (1,880,026)
— — (566,152) (1,059,224)
— — 24,221,436 59,476,419
— — 1,021,639 —
— — (20,447,929) (10,547,174)
— — 4,795,146 48,929,245
— — — —
— — — —
— — — —
— — — —
20,894,361 32,207,781 24,103,592 16,766,091
28,577,631 32,458,021 1,402,202 —
(47,981,165) (102,613,613) (23,315,364) (20,565,271)
1,490,827 (37,947,811) 2,190,430 (3,799,180)
$ 536,722 $ (38,967,527) $ 5,038,398 $ 42,600,098

The accompanying notes are an integral part of these financial statements.
122 - Statements of Changes in Net Assets - October 31, 2022 - Equity Funds
Nationwide Loomis All Cap Growth Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 138,316 55,841
Issued in class conversion (Note 1) — —
Reinvested 36,891 10,829
Redeemed (116,023) (125,831)
Total Class A Shares 59,184 (59,161)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 3,249,977 1,848,365
Reinvested 911,186 311,407
Redeemed (5,016,858) (5,469,574)
Total Class R6 Shares (855,695) (3,309,802)
Eagle Class Shares
Issued 3,766,369 998,693
Reinvested 1,050,034 269,594
Redeemed (2,471,421) (2,842,429)
Total Eagle Class Shares 2,344,982 (1,574,142)
Institutional Service Class Shares
Issued 22,372 17,050
Reinvested 26,548 6,590
Redeemed (75,681) (35,296)
Total Institutional Service Class Shares (26,761) (11,656)
Total change in shares 1,521,710 (4,954,761)

Equity Funds - October 31, 2022 - Statements of Changes in Net Assets - 123
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
14,603 28,829 13,111 99,529
— — 55 1,291
32,719 31,141 11,830 —
(102,890) (102,214) (77,490) (155,057)
(55,568) (42,244) (52,494) (54,237)
— — 9,513 37,151
— — 4,243 —
— — (66) (1,521)
— — (39,910) (81,098)
— — (26,220) (45,468)
— — 853,979 2,044,878
— — 34,329 —
— — (718,818) (363,319)
— — 169,490 1,681,559
— — — —
— — — —
— — — —
— — — —
1,323,926 1,265,983 854,132 599,272
1,337,904 1,272,864 47,516 —
(2,689,168) (4,125,964) (856,550) (712,347)
(27,338) (1,587,117) 45,098 (113,075)
(82,906) (1,629,361) 135,874 1,468,779

124 - Financial Highlights - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American Century Small Cap Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
10/31/2022 $ 15.27 $ 0.26 $ (1.65) $ (1.39) $ (0.35) $ (0.84) $ (1.19) $ 12.69 (9.62)% $ 3,929 1.32% 1.94% 1.32% 46.96%(h)
10/31/2021 9.58 0.21 5.62 5.83 (0.14) — (0.14) 15.27 61.08% 4,347 1.30% 1.51% 1.30% 115.49%
10/31/2020 11.53 0.07 (1.26) (1.19) (0.08) (0.68) (0.76) 9.58 (11.36)% 2,310 1.41% 0.71% 1.44% 35.55%
10/31/2019 12.67 0.06 (0.18) (0.12) (0.06) (0.96) (1.02) 11.53 0.01% 2,982 1.33% 0.53% 1.33% 26.04%
10/31/2018 14.46 0.05 (0.48) (0.43) — (1.36) (1.36) 12.67 (3.51)% 5,464 1.32% 0.35% 1.32% 27.09%
Class C Shares
10/31/2022 13.84 0.15 (1.50) (1.35) (0.25) (0.84) (1.09) 11.40 (10.31)% 148 2.08% 1.18% 2.08% 46.96%(h)
10/31/2021 8.69 0.09 5.11 5.20 (0.05) — (0.05) 13.84 59.96% 336 2.08% 0.76% 2.08% 115.49%
10/31/2020 10.55 (0.01) (1.15) (1.16) (0.02) (0.68) (0.70) 8.69 (12.13)% 571 2.19% (0.06)% 2.21% 35.55%
10/31/2019 11.71 (0.03) (0.17) (0.20) — (0.96) (0.96) 10.55 (0.80)% 1,297 2.12% (0.26)% 2.12% 26.04%
10/31/2018 13.56 (0.05) (0.44) (0.49) — (1.36) (1.36) 11.71 (4.25)% 2,271 2.09% (0.41)% 2.09% 27.09%
Class R6 Shares
10/31/2022 15.71 0.32 (1.70) (1.38) (0.40) (0.84) (1.24) 13.09 (9.32)% 8,691 1.00% 2.26% 1.00% 46.96%(h)
10/31/2021 9.85 0.26 5.78 6.04 (0.18) — (0.18) 15.71 61.61% 11,188 0.98% 1.83% 0.98% 115.49%
10/31/2020 11.83 0.10 (1.28) (1.18) (0.12) (0.68) (0.80) 9.85 (11.06)% 3,650 1.09% 1.05% 1.11% 35.55%
10/31/2019 13.03 0.10 (0.20) (0.10) (0.14) (0.96) (1.10) 11.83 0.25% 5,764 1.02% 0.83% 1.02% 26.04%
10/31/2018 14.84 0.09 (0.48) (0.39) (0.06) (1.36) (1.42) 13.03 (3.18)% 7,488 0.98% 0.63% 0.98% 27.09%
Institutional Service Class Shares
10/31/2022 15.40 0.29 (1.68) (1.39) (0.36) (0.84) (1.20) 12.81 (9.55)% 23,426 1.22% 2.05% 1.22% 46.96%(h)
10/31/2021 9.66 0.22 5.67 5.89 (0.15) — (0.15) 15.40 61.20% 114,833 1.23% 1.58% 1.23% 115.49%
10/31/2020 11.62 0.08 (1.27) (1.19) (0.09) (0.68) (0.77) 9.66 (11.33)% 65,180 1.34% 0.80% 1.36% 35.55%
10/31/2019 12.78 0.07 (0.18) (0.11) (0.09) (0.96) (1.05) 11.62 0.06% 110,748 1.26% 0.59% 1.26% 26.04%
10/31/2018 14.58 0.06 (0.48) (0.42) (0.02) (1.36) (1.38) 12.78 (3.41)% 160,315 1.22% 0.44% 1.22% 27.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Equity Funds - October 31, 2022 - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
10/31/2022 $ 16.82 $ 0.09 $ (1.52) $ (1.43) $ (0.08) $ (0.72) $ (0.80) $ 14.59 (8.82)% $ 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
10/31/2020 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) 9.97 (10.52)% 225 1.44% 0.89% 1.51% 412.91%
10/31/2019 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) 11.20 1.92% 458 1.44% 0.42% 1.49% 255.32%
10/31/2018 15.21 0.08 (1.22) (1.14) (0.06) (1.48) (1.54) 12.53 (8.35)% 445 1.35% 0.57% 1.35% 138.27%
Class C Shares
10/31/2022 15.11 (0.02) (1.35) (1.37) (0.03) (0.72) (0.75) 12.99 (9.44)% 169 2.02% (0.13)% 2.02% 283.03%
10/31/2021 9.00 (0.04) 6.21 6.17 (0.06) — (0.06) 15.11 68.77% 186 2.05% (0.33)% 2.05% 199.77%
10/31/2020 10.17 0.02 (1.15) (1.13) (0.04) — (0.04) 9.00 (11.14)% 128 2.12% 0.26% 2.20% 412.91%
10/31/2019 11.57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) 10.17 1.18%(h) 143 2.14% (0.27)% 2.19% 255.32%
10/31/2018 14.24 (0.03) (1.13) (1.16) (0.03) (1.48) (1.51) 11.57 (9.06)%(h) 191 2.12% (0.23)% 2.12% 138.27%
Class M Shares
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) 10.00 (10.23)% 63,365 1.07% 1.32% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.25% 61,225 1.07% 0.79% 1.12% 255.32%
10/31/2018 15.21 0.12 (1.21) (1.09) (0.10) (1.48) (1.58) 12.54 (8.02)% 84,943 1.01% 0.88% 1.01% 138.27%
Class R6 Shares
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(h) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) 9.99 (10.30)%(h) 10 1.07% 1.29% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.26% 11 1.07% 0.78% 1.12% 255.32%
10/31/2018 15.20 0.12 (1.20) (1.08) (0.10) (1.48) (1.58) 12.54 (7.95)% 11 1.01% 0.89% 1.01% 138.27%
Institutional Service Class Shares
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
10/31/2020 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) 10.02 (10.38)% 94 1.24% 1.07% 1.31% 412.91%
10/31/2019 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) 11.25 2.07% 220 1.24% 0.62% 1.29% 255.32%
10/31/2018 15.22 0.11 (1.21) (1.10) (0.07) (1.48) (1.55) 12.57 (8.08)% 173 1.16% 0.79% 1.16% 138.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

126 - Financial Highlights - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2022 $ 33.86 $ (0.15) $ (10.30) $ (10.45) $ — $ (5.43) $ (5.43) $ 17.98 (36.57)% $ 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
10/31/2020 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) 26.91 38.34% 4,894 1.23% (0.43)% 1.23% 25.47%
10/31/2019 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) 20.98 14.78% 4,835 1.27% (0.20)% 1.27% 23.24%
10/31/2018 22.22 (0.09) 1.61 1.52 — (2.17) (2.17) 21.57 7.25% 3,857 1.26% (0.41)% 1.26% 22.56%
Class C Shares
10/31/2022 28.32 (0.25) (8.28) (8.53) — (5.43) (5.43) 14.36 (37.02)% 1,115 1.93% (1.37)% 1.93% 20.23%
10/31/2021 23.15 (0.37) 9.09 8.72 — (3.55) (3.55) 28.32 40.49% 1,900 1.93% (1.42)% 1.93% 20.98%
10/31/2020 18.39 (0.24) 6.66 6.42 — (1.66) (1.66) 23.15 37.31% 1,353 1.98% (1.20)% 1.98% 25.47%
10/31/2019 19.44 (0.17) 2.18 2.01 — (3.06) (3.06) 18.39 13.91% 1,074 2.03% (0.96)% 2.03% 23.24%
10/31/2018 20.37 (0.24) 1.48 1.24 — (2.17) (2.17) 19.44 6.46% 1,242 2.03% (1.19)% 2.03% 22.56%
Class M Shares
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) 28.73 38.77% 147,656 0.93% (0.15)% 0.93% 25.47%
10/31/2019 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.25 15.12% 121,508 0.96% 0.11% 0.96% 23.24%
10/31/2018 23.15 (0.02) 1.69 1.67 (0.02) (2.17) (2.19) 22.63 7.66% 123,214 0.93% (0.08)% 0.93% 22.56%
Class R6 Shares
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) 28.64 38.74% 3,742 0.93% (0.14)% 0.93% 25.47%
10/31/2019 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.19 15.16%(f) 2,919 0.96% 0.10% 0.96% 23.24%
10/31/2018 23.10 (0.02) 1.68 1.66 (0.02) (2.17) (2.19) 22.57 7.63%(f) 4,292 0.93% (0.08)% 0.93% 22.56%
Institutional Service Class Shares
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
10/31/2020 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) 28.62 38.60% 2,823 1.05% (0.28)% 1.05% 25.47%
10/31/2019 22.58 — 2.66 2.66 — (3.06) (3.06) 22.18 14.99% 2,077 1.08% (0.01)% 1.08% 23.24%
10/31/2018 23.11 (0.04) 1.69 1.65 (0.01) (2.17) (2.18) 22.58 7.58% 1,854 1.01% (0.16)% 1.01% 22.56%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2022 - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Disciplined Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 42.45 $ 0.41 $ (0.51) $ (0.10) $ (0.40) $ (7.46) $ (7.86) $ 34.49 (0.33)%(g) $ 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
10/31/2020(h) 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) 28.54 (13.88)% 18 1.15% 1.36% 1.23% 76.80%(i)
Class K Shares(j)
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
10/31/2020 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) 28.55 (9.08)% 439,137 0.80% 1.77% 0.86% 76.80%(i)
10/31/2019 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) 34.72 11.01% 578,893 1.00% 1.26% 1.01% 52.79%
10/31/2018 38.29 0.36 2.65 3.01 (0.32) (3.56) (3.88) 37.42 8.34% 593,773 1.00% 0.95% 1.01% 72.06%
Class R6 Shares
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
10/31/2020(h) 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) 28.55 (13.51)% 4 0.66% 1.80% 0.74% 76.80%(i)
Eagle Class Shares
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
10/31/2020(h) 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) 28.55 (13.59)% 128 0.76% 1.75% 0.85% 76.80%(i)
Institutional Service Class Shares
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
10/31/2020(h) 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) 28.54 (13.69)% 54 0.91% 1.87% 0.99% 76.80%(i)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(i) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

128 - Financial Highlights - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 13.81 $ 0.07 $ (2.42) $ (2.35) $ (0.08) $ (1.02) $ (1.10) $ 10.36 (18.56)% $ 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
10/31/2020 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) 9.86 10.28%(g) 51,190 0.81% 0.90% 0.87% 4.39%
10/31/2019 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) 9.71 18.99% 43,377 0.90% 1.43% 1.10% 4.49%
10/31/2018 12.46 0.04 1.11 1.15 (0.03) (1.22) (1.25) 12.36 9.68% 29,136 0.94% 0.34% 1.15% 153.29%
Class C Shares
10/31/2022 8.32 (0.01) (1.37) (1.38) (0.05) (1.02) (1.07) 5.87 (19.16)% 8,290 1.56% (0.14)% 1.59% 2.29%
10/31/2021 6.05 (0.02) 2.53 2.51 (0.03) (0.21) (0.24) 8.32 42.54% 10,987 1.56% (0.28)% 1.60% 3.66%
10/31/2020 6.27 0.01 0.54 0.55 (0.09) (0.68) (0.77) 6.05 9.35% 7,096 1.56% 0.13% 1.63% 4.39%
10/31/2019 9.46 0.04 0.67 0.71 (0.07) (3.83) (3.90) 6.27 18.12% 5,277 1.69% 0.65% 1.89% 4.49%
10/31/2018 9.86 (0.05) 0.87 0.82 — (1.22) (1.22) 9.46 8.84% 4,315 1.76% (0.50)% 1.96% 153.29%
Class R Shares
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
10/31/2020 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) 9.43 9.82% 639 1.13% 0.35% 1.21% 4.39%
10/31/2019 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) 9.34 18.58% 86 1.30% 1.04% 1.50% 4.49%
10/31/2018 12.20 (0.01) 1.08 1.07 (0.01) (1.22) (1.23) 12.04 9.20% 70 1.35% (0.07)% 1.55% 153.29%
Class R6 Shares
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
10/31/2020 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) 10.73 10.60% 191,989 0.50% 1.22% 0.56% 4.39%
10/31/2019 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) 10.50 19.38% 185,333 0.61% 1.70% 0.82% 4.49%
10/31/2018 13.06 0.08 1.16 1.24 (0.06) (1.22) (1.28) 13.02 10.00% 172,430 0.65% 0.63% 0.85% 153.29%
Eagle Class Shares
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
10/31/2020 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) 10.83 10.40% 753,099 0.59% 1.04% 0.64% 4.39%
10/31/2019 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) 10.60 19.43%(g) 5 0.76% 1.56% 0.96% 4.49%
10/31/2018(h) 14.39 0.01 (1.31) (1.30) — — — 13.09 (9.03)% 5 0.73% 0.72% 0.94% 153.29%
Institutional Service Class Shares
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
10/31/2020 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) 10.82 10.50%(g) 105,917 0.61% 1.01% 0.68% 4.39%
10/31/2019 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) 10.58 19.19% 33,549 0.72% 1.84% 0.91% 4.49%
10/31/2018 13.12 0.06 1.17 1.23 (0.04) (1.22) (1.26) 13.09 9.88% 5,738 0.80% 0.49% 1.01% 153.29%

Equity Funds - October 31, 2022 - Financial Highlights - 129
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

130 - Financial Highlights - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Diamond Hill Large Cap Concentrated Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 9.35 $ 0.07 $ (0.99) $ (0.92) $ (0.06) $ (0.77) $ (0.83) $ 7.60 (10.86)% $ 18,391 0.91% 0.90% 1.57% 46.25%
10/31/2021 6.60 0.05 2.75 2.80 (0.05) — (0.05) 9.35 42.47% 21,532 0.96% 0.58% 1.79% 34.44%
10/31/2020 6.77 0.06 (0.18) (0.12) (0.05) — (0.05) 6.60 (1.76)% 16,030 1.16% 0.86% 1.94% 45.37%
10/31/2019 13.59 0.06 0.10 0.16 (0.15) (6.83) (6.98) 6.77 12.24% 18,153 1.18% 0.90% 1.89% 32.93%
10/31/2018 14.36 0.11 0.58 0.69 (0.11) (1.35) (1.46) 13.59 4.77%(g) 26,081 1.16% 0.78% 1.40% 176.54%
Class C Shares
10/31/2022 8.29 0.01 (0.88) (0.87) (0.01) (0.77) (0.78) 6.64 (11.62)% 912 1.67% 0.14% 2.34% 46.25%
10/31/2021 5.87 (0.01) 2.44 2.43 (0.01) — (0.01) 8.29 41.40% 1,264 1.68% (0.14)% 2.51% 34.44%
10/31/2020 6.02 0.01 (0.15) (0.14) (0.01) — (0.01) 5.87 (2.30)% 927 1.89% 0.16% 2.67% 45.37%
10/31/2019 12.91 0.01 0.02 0.03 (0.09) (6.83) (6.92) 6.02 11.36% 1,261 1.90% 0.18% 2.62% 32.93%
10/31/2018 13.73 0.01 0.56 0.57 (0.04) (1.35) (1.39) 12.91 4.05%(g) 2,034 1.89% 0.04% 2.11% 176.54%
Class R6 Shares
10/31/2022 9.39 0.10 (1.00) (0.90) (0.09) (0.77) (0.86) 7.63 (10.64)% 808 0.60% 1.21% 1.26% 46.25%
10/31/2021 6.63 0.08 2.76 2.84 (0.08) — (0.08) 9.39 42.94% 960 0.60% 0.95% 1.43% 34.44%
10/31/2020 6.79 0.08 (0.16) (0.08) (0.08) — (0.08) 6.63 (1.23)% 711 0.80% 1.22% 1.58% 45.37%
10/31/2019 13.62 0.10 0.08 0.18 (0.18) (6.83) (7.01) 6.79 12.58% 791 0.82% 1.33% 1.51% 32.93%
10/31/2018 14.40 0.15 0.59 0.74 (0.17) (1.35) (1.52) 13.62 5.12%(g) 2,249 0.82% 1.10% 0.98% 176.54%
Institutional Service Class Shares
10/31/2022 9.43 0.08 (1.00) (0.92) (0.07) (0.77) (0.84) 7.67 (10.77)% 2,507 0.79% 1.02% 1.45% 46.25%
10/31/2021 6.66 0.06 2.77 2.83 (0.06) — (0.06) 9.43 42.61% 3,236 0.80% 0.74% 1.63% 34.44%
10/31/2020 6.83 0.07 (0.17) (0.10) (0.07) — (0.07) 6.66 (1.54)% 2,343 1.00% 1.04% 1.78% 45.37%
10/31/2019 13.64 0.07 0.11 0.18 (0.16) (6.83) (6.99) 6.83 12.46% 3,112 0.99% 1.06% 1.71% 32.93%
10/31/2018 14.41 0.14 0.58 0.72 (0.14) (1.35) (1.49) 13.64 4.96%(g) 3,553 0.97% 0.97% 1.20% 176.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund's per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.

Equity Funds - October 31, 2022 - Financial Highlights - 131
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 33.92 $ 0.12 $ (5.18) $ (5.06) $ (0.08) $ (4.18) $ (4.26) $ 24.60 (17.11)% $ 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
10/31/2020 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) 25.02 13.03% 165,332 0.88% 0.66% 0.92% 68.55%
10/31/2019 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) 22.73 13.91% 153,344 0.90% 0.78% 0.95% 53.33%
10/31/2018 26.48 0.18 0.85 1.03 (0.21) (2.18) (2.39) 25.12 3.87% 148,187 0.95% 0.69% 1.00% 140.41%
Class C Shares
10/31/2022 30.28 (0.07) (4.53) (4.60) — (4.18) (4.18) 21.50 (17.70)% 386 1.59% (0.28)% 1.64% 53.21%
10/31/2021 22.48 (0.11) 8.58 8.47 — (0.67) (0.67) 30.28 38.32% 601 1.62% (0.40)% 1.66% 60.51%
10/31/2020 20.54 (0.03) 2.49 2.46 (0.04) (0.48) (0.52) 22.48 12.15% 892 1.68% (0.12)% 1.72% 68.55%
10/31/2019 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) 20.54 12.99% 1,475 1.65% 0.07% 1.70% 53.33%
10/31/2018 24.69 (0.01) 0.81 0.80 (0.07) (2.18) (2.25) 23.24 3.15% 3,042 1.66% (0.02)% 1.71% 140.41%
Class R Shares
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(g) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
10/31/2020 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) 24.22 12.50% 13 1.33% 0.16% 1.38% 68.55%
10/31/2019 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) 22.05 13.30% 7 1.35% 0.45% 1.39% 53.33%
10/31/2018 25.92 0.09 0.85 0.94 (0.13) (2.18) (2.31) 24.55 3.60%(g) 59 1.28% 0.35% 1.33% 140.41%
Class R6 Shares
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
10/31/2020 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) 24.43 13.36% 23,675 0.59% 0.89% 0.63% 68.55%
10/31/2019 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) 22.21 14.27% 6 0.58% 1.08% 0.65% 53.33%
10/31/2018(h) 24.56 0.13 0.12 0.25 (0.14) — (0.14) 24.67 1.00% 5 0.58% 0.91% 0.65% 140.41%
Institutional Service Class Shares
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
10/31/2020 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) 24.43 13.27% 895,601 0.66% 0.87% 0.71% 68.55%
10/31/2019 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) 22.21 14.13% 865,639 0.67% 1.02% 0.71% 53.33%
10/31/2018 26.07 0.25 0.85 1.10 (0.31) (2.18) (2.49) 24.68 4.22% 855,032 0.67% 0.97% 0.71% 140.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through
October 31, 2018.

132 - Financial Highlights - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2022 $ 29.33 $ (0.12) $ (6.30) $ (6.42) $ — $ (7.50) $ (7.50) $ 15.41 (28.71)% $ 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
10/31/2020 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) 20.92 15.03% 96,665 1.19% (0.60)% 1.19% 19.10%
10/31/2019 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) 21.64 15.19% 104,023 1.18% (0.42)% 1.18% 14.70%
10/31/2018 26.98 (0.12) 1.99 1.87 — (2.85) (2.85) 26.00 7.24% 112,506 1.14% (0.45)% 1.14% 14.29%
Class C Shares
10/31/2022 18.82 (0.14) (3.33) (3.47) — (7.50) (7.50) 7.85 (29.26)% 5,726 1.86% (1.45)% 1.86% 10.71%
10/31/2021 13.96 (0.25) 6.57 6.32 — (1.46) (1.46) 18.82 47.86% 13,079 1.86% (1.49)% 1.86% 10.64%
10/31/2020 15.68 (0.18) 2.08 1.90 — (3.62) (3.62) 13.96 14.20% 17,731 1.93% (1.33)% 1.93% 19.10%
10/31/2019 20.93 (0.18) 1.70 1.52 — (6.77) (6.77) 15.68 14.34% 24,792 1.92% (1.16)% 1.92% 14.70%
10/31/2018 22.41 (0.26) 1.63 1.37 — (2.85) (2.85) 20.93 6.40% 43,369 1.88% (1.19)% 1.88% 14.29%
Class R6 Shares
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(f) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(f) 115,969 0.78% (0.41)% 0.78% 10.64%
10/31/2020 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) 22.70 15.42% 93,819 0.84% (0.24)% 0.84% 19.10%
10/31/2019 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) 23.12 15.60% 130,570 0.82% (0.05)% 0.82% 14.70%
10/31/2018 28.02 (0.03) 2.07 2.04 — (2.85) (2.85) 27.21 7.61% 112,698 0.78% (0.09)% 0.78% 14.29%
Institutional Service Class Shares
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
10/31/2020 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) 22.31 15.31% 312,874 0.97% (0.38)% 0.97% 19.10%
10/31/2019 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) 22.80 15.49% 316,344 0.89% (0.13)% 0.89% 14.70%
10/31/2018 27.82 (0.07) 2.05 1.98 — (2.85) (2.85) 26.95 7.44% 442,821 0.93% (0.24)% 0.93% 14.29%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2022 - Financial Highlights - 133
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 12.19 $ 0.15 $ (0.56) $ (0.41) $ (0.18) $ (0.02) $ (0.20) $ 11.58 (3.45)%(g) $ 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58 (3.30)%(g) 6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

134 - Financial Highlights - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 19.11 $ (0.11) $ (4.91) $ (5.02) $ — $ (1.85) $ (1.85) $ 12.24 (29.04)% $ 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
10/31/2020 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) 15.11 26.11% 6,420 1.35% (0.54)% 1.38% 25.04%
10/31/2019 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) 12.13 14.48% 5,162 1.28% (0.21)% 1.32% 13.51%
10/31/2018 10.97 (0.01) 0.54 0.53 — (0.05) (0.05) 11.45 4.81% 619 1.20% (0.10)% 1.41% 21.94%
Class R6 Shares
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
10/31/2020 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) 15.26 26.76% 188,632 0.85% (0.04)% 0.89% 25.04%
10/31/2019 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) 12.20 14.93% 178,449 0.82% 0.27% 0.87% 13.51%
10/31/2018 11.00 0.03 0.54 0.57 (0.02) (0.05) (0.07) 11.50 5.15% 173,296 0.85% 0.28% 1.03% 21.94%
Eagle Class Shares
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
10/31/2020 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) 15.26 26.62% 182,862 0.95% (0.16)% 0.99% 25.04%
10/31/2019 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) 12.21 15.00% 135,647 1.02% 0.07% 1.06% 13.51%
10/31/2018(g) 11.76 (0.01) (0.27) (0.28) — — — 11.48 (2.38)% 256 0.94% (0.37)% 1.36% 21.94%
Institutional Service Class Shares
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
10/31/2020 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) 15.23 26.59%(h) 3,952 0.91% —% 0.94% 25.04%
10/31/2019 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) 12.19 15.00%(h) 14,441 0.89% 0.16% 0.93% 13.51%
10/31/2018 10.98 0.01 0.54 0.55 — (0.05) (0.05) 11.48 5.00% 7,779 0.97% 0.12% 1.18% 21.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through
October 31, 2018.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2022 - Financial Highlights - 135
The accompanying notes are an integral part of these financial statements.
Nationwide Small Company Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 25.23 $ (0.21) $ (8.49) $ (8.70) $ — $ (2.92) $ (2.92) $ 13.61 (38.51)% $ 2,864 1.33% (1.24)% 1.35% 17.88%
10/31/2021 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) 25.23 22.16% 6,711 1.35% (1.19)% 1.35% 9.86%
10/31/2020 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) 23.05 26.87% 7,105 1.35% (1.15)% 1.36% 13.06%
10/31/2019 19.03 (0.22) 2.17 1.95 — (0.96) (0.96) 20.02 11.31% 35,574 1.32% (1.09)% 1.33% 17.37%
10/31/2018 17.52 (0.21) 2.28 2.07 — (0.56) (0.56) 19.03 12.16% 29,344 1.32% (1.07)% 1.32% 16.23%
Institutional Service Class Shares
10/31/2022 25.72 (0.19) (8.68) (8.87) — (2.92) (2.92) 13.93 (38.43)% 139,422 1.18% (1.08)% 1.20% 17.88%
10/31/2021 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) 25.72 22.39% 258,063 1.19% (1.03)% 1.19% 9.86%
10/31/2020 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) 23.41 27.10% 272,095 1.19% (1.06)% 1.20% 13.06%
10/31/2019 19.24 (0.19) 2.18 1.99 — (0.96) (0.96) 20.27 11.40% 264,314 1.19% (0.95)% 1.19% 17.37%
10/31/2018 17.67 (0.18) 2.31 2.13 — (0.56) (0.56) 19.24 12.40% 266,605 1.19% (0.93)% 1.19% 16.23%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

136 - Financial Highlights - October 31, 2022 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 28.50 $ (0.16) $ (2.96) $ (3.12) $ — $ (0.67) $ (0.67) $ 24.71 (11.22)% $ 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
10/31/2020 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) 20.37 (13.12)% 11,958 1.16% (0.37)% 1.47% 32.23%
10/31/2019 35.90 (0.16) 2.34 2.18 — (13.56) (13.56) 24.52 14.39% 15,309 1.54% (0.66)% 1.60% 52.18%
10/31/2018 40.13 (0.23) (0.82) (1.05) (0.04) (3.14) (3.18) 35.90 (2.89)% 14,848 1.38% (0.60)% 1.40% 172.38%
Class C Shares
10/31/2022 24.12 (0.30) (2.48) (2.78) — (0.67) (0.67) 20.67 (11.86)% 2,638 1.92% (1.35)% 2.00% 34.24%
10/31/2021 17.38 (0.32) 7.06 6.74 — — — 24.12 38.78% 3,711 1.92% (1.40)% 2.03% 33.26%
10/31/2020 21.23 (0.21) (2.51) (2.72) — (1.13) (1.13) 17.38 (13.77)% 3,463 1.93% (1.13)% 2.25% 32.23%
10/31/2019 33.18 (0.30) 1.91 1.61 — (13.56) (13.56) 21.23 13.54% 5,004 2.29% (1.41)% 2.35% 52.18%
10/31/2018 37.57 (0.48) (0.75) (1.23) (0.02) (3.14) (3.16) 33.18 (3.62)% 8,569 2.13% (1.37)% 2.16% 172.38%
Class R6 Shares
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
10/31/2020 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) 21.59 (12.83)% 50,134 0.80% (0.29)% 1.00% 32.23%
10/31/2019 36.97 (0.08) 2.51 2.43 — (13.56) (13.56) 25.84 14.78% 2,230 1.20% (0.30)% 1.25% 52.18%
10/31/2018 41.11 (0.07) (0.87) (0.94) (0.06) (3.14) (3.20) 36.97 (2.54)% 2,785 1.00% (0.18)% 1.02% 172.38%
Institutional Service Class Shares
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
10/31/2020 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) 21.43 (12.88)% 48,419 0.91% (0.13)% 1.21% 32.23%
10/31/2019 36.86 (0.11) 2.48 2.37 — (13.56) (13.56) 25.67 14.62% 45,063 1.31% (0.43)% 1.37% 52.18%
10/31/2018 41.03 (0.13) (0.84) (0.97) (0.06) (3.14) (3.20) 36.86 (2.63)% 44,422 1.11% (0.33)% 1.13% 172.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - October 31, 2022 - Notes to Financial Statements - 137
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the twelve (12) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide American Century Small Cap Income Fund ("Small Cap Income")
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Disciplined Value Fund (“Disciplined Value”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class C, Class K, Class M, Class R, Class R6, Eagle Class and Institutional
Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

138 - Notes to Financial Statements - October 31, 2022 - Equity Funds
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted

Equity Funds - October 31, 2022 - Notes to Financial Statements - 139
or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Small Cap Income
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 742,105 $ – $ – $ 742,105
Banks 8,319,279 – – 8,319,279
Building Products 913,271 – – 913,271
Capital Markets 1,282,334 – – 1,282,334
Chemicals 1,386,850 – – 1,386,850
Commercial Services & Supplies 1,124,514 – – 1,124,514
Containers & Packaging 1,032,210 – – 1,032,210
Diversified Financial Services 599,053 – – 599,053
Electric Utilities 392,721 – – 392,721
Electronic Equipment, Instruments &
Components 1,182,046 – – 1,182,046
Energy Equipment & Services 603,453 – – 603,453
Equity Real Estate Investment Trusts (REITs) 1,986,956 – – 1,986,956
Food Products – – – –
Gas Utilities 321,579 – – 321,579
Health Care Equipment & Supplies 378,368 – – 378,368
Health Care Providers & Services 670,711 – – 670,711
Household Durables 673,178 – – 673,178
Household Products 652,604 – – 652,604
Insurance 1,860,423 – – 1,860,423
IT Services 778,223 – – 778,223
Machinery 1,742,124 – – 1,742,124
Media 945,275 – – 945,275
Multi-Utilities 343,659 – – 343,659
Oil, Gas & Consumable Fuels 1,372,563 – – 1,372,563
Professional Services 285,134 – – 285,134
Semiconductors & Semiconductor
Equipment 918,171 – – 918,171
Specialty Retail 648,177 – – 648,177
Textiles, Apparel & Luxury Goods 1,274,036 – – 1,274,036
Thrifts & Mortgage Finance 239,966 – – 239,966
Trading Companies & Distributors 704,737 – – 704,737
Total Common Stocks $ 33,373,720 $ – $ – $ 33,373,720
Convertible Bond – 143,971 – 143,971
Convertible Preferred Stock 669,050 – – 669,050
Forward Foreign Currency Contracts – 2,409 – 2,409
Preferred Stocks 1,434,877 – – 1,434,877
Repurchase Agreement – 258,821 – 258,821
Rights – 5,857 – 5,857
Total Assets $ 35,477,647 $ 411,058 $ – $ 35,888,705
Liabilities:
Forward Foreign Currency Contracts $ – $ (30,727) $ – $ (30,727)
Total Liabilities $ – $ (30,727) $ – $ (30,727)
Total $ 35,477,647 $ 380,331 $ – $ 35,857,978

140 - Notes to Financial Statements - October 31, 2022 - Equity Funds
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 94,935,406 $ – $ – $ 94,935,406
Exchange Traded Fund 189,199 – – 189,199
Repurchase Agreement – 1,676,184 – 1,676,184
Total $ 95,124,605 $ 1,676,184 $ – $ 96,800,789
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 112,041,488 $ – $ – $ 112,041,488
Total $ 112,041,488 $ – $ – $ 112,041,488
Disciplined Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 514,788,811 $ – $ – $ 514,788,811
Futures Contracts# 1,280,773 – – 1,280,773
Purchased Options 1,416,062 – – 1,416,062
Repurchase Agreement – 6,000,000 – 6,000,000
Short-Term Investments – 9,637,920 – 9,637,920
Total Assets $ 517,485,646 $ 15,637,920 $ – $ 533,123,566
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (2,966,373) $ – $ – $ (2,966,373)
Total Liabilities $ (2,966,373) $ – $ – $ (2,966,373)
Total $ 514,519,273 $ 15,637,920 $ – $ 530,157,193
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 958,172,879 $ – $ – $ 958,172,879
Futures Contracts# 267,355 – – 267,355
Purchased Options 3,025,687 – – 3,025,687
Repurchase Agreement – 619,803 – 619,803
Short-Term Investments – 90,666,239 – 90,666,239
Total Assets $ 961,465,921 $ 91,286,042 $ – $ 1,052,751,963
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (2,423,305) $ – $ – $ (2,423,305)
Total Liabilities $ (2,423,305) $ – $ – $ (2,423,305)
Total $ 959,042,616 $ 91,286,042 $ – $ 1,050,328,658
Large Cap Concentrated
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 22,124,569 $ – $ – $ 22,124,569
Total $ 22,124,569 $ – $ – $ 22,124,569

Equity Funds - October 31, 2022 - Notes to Financial Statements - 141
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,017,321,012 $ – $ – $ 1,017,321,012
Exchange Traded Fund 7,142,567 – – 7,142,567
Repurchase Agreement – 392,673 – 392,673
Total $ 1,024,463,579 $ 392,673 $ – $ 1,024,856,252
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 229,366,297 $ – $ – $ 229,366,297
Exchange Traded Fund 9,312,600 – – 9,312,600
Repurchase Agreement – 1,804,400 – 1,804,400
Total $ 238,678,897 $ 1,804,400 $ – $ 240,483,297
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 57,773,957 $ – $ – $ 57,773,957
Total $ 57,773,957 $ – $ – $ 57,773,957
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 268,544,461 $ – $ – $ 268,544,461
Repurchase Agreement – 6,084,255 – 6,084,255
Total $ 268,544,461 $ 6,084,255 $ – $ 274,628,716
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 135,931,245 $ – $ – $ 135,931,245
Repurchase Agreement – 6,839,245 – 6,839,245
Total $ 135,931,245 $ 6,839,245 $ – $ 142,770,490
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 175,901,122 $ – $ – $ 175,901,122
Repurchase Agreement – 4,338,339 – 4,338,339
Total $ 175,901,122 $ 4,338,339 $ – $ 180,239,461
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2022, Small Cap Income held three common stock investments that were categorized as Level 3 investments which were each valued at $0.

142 - Notes to Financial Statements - October 31, 2022 - Equity Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Small Cap Income
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — (7,741) (7,741)
Purchases — — —
Sales — (1,498) (1,498)
Change in Unrealized Appreciation/Depreciation — 9,239 9,239
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 10/31/2022 $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
10/31/2022 ** $ — $ — $ —
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Equity Funds - October 31, 2022 - Notes to Financial Statements - 143
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.

144 - Notes to Financial Statements - October 31, 2022 - Equity Funds
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2022:
Small Cap Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 2,409
Total $ 2,409
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (30,727)
Total $ (30,727)
Disciplined Value
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,416,062
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,280,773
Total $ 2,696,835

Equity Funds - October 31, 2022 - Notes to Financial Statements - 145
2
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2022:
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,747,849)
Interest rate risk Receivable/payable for variation margin on futures contracts (1,218,524)
Total $ (2,966,373)
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,025,687
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 267,355
Total $ 3,293,042
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (2,423,305)
Total $ (2,423,305)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Small Cap Income
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 264,873
Total $ 264,873
Disciplined Value
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (13,949,667)
Futures Contracts
Equity risk 2,426,111
Interest rate risk (10,892,036)
Total $ (22,415,592)
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (33,579,445)
Futures Contracts
Equity risk (14,223,392)
Interest rate risk (24,931,329)
Total $ (72,734,166)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

146 - Notes to Financial Statements - October 31, 2022 - Equity Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables
Small Cap Income
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 2,296
Total $ 2,296
Disciplined Value
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (1,680,243)
Futures Contracts
Equity risk (1,850,262)
Interest rate risk (847,088)
Total $ (4,377,593)
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (4,054,583)
Futures Contracts
Equity risk (5,545,745)
Interest rate risk (1,507,674)
Total $ (11,108,002)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Small Cap Income
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 507,465
Average Settlement Value Sold $ 2,415,240
Disciplined Value
Options:
Average Value Purchased $ 8,597,976
Average Number of Purchased Option Contracts 562
Futures Contracts:
Average Notional Balance Long $ 100,213,250
Average Notional Balance Short $ 26,952,994
U.S. Core
Options:
Average Value Purchased $ 20,855,980
Average Number of Purchased Option Contracts 1,289
Futures Contracts:
Average Notional Balance Long $ 232,004,414

Equity Funds - October 31, 2022 - Notes to Financial Statements - 147
and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2022:
(g) Securities Lending
During the year ended October 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Small Cap Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 2,215 $ (2,215) $ — $ —
Goldman Sachs
International
Forward Foreign
Currency Contracts 194 (194) — —
Total $ 2,409 $ (2,409) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (30,035) $ 2,215 $ — $ (27,820)
Goldman Sachs
International
Forward Foreign
Currency Contracts (692) 194 — (498)
Total $ (30,727) $ 2,409 $ — $ (28,318)

148 - Notes to Financial Statements - October 31, 2022 - Equity Funds
For the period from November 1, 2021 through February 18, 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended October 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Income $ 258,821
Cognitive Value 1,676,184
Disciplined Value 6,000,000
U.S. Core 619,803
Nationwide Fund 392,673
Mid Cap Growth 1,804,400
All Cap Growth 6,084,255
Small Company Growth 6,839,245
Focused Small Cap 4,338,339

Equity Funds - October 31, 2022 - Notes to Financial Statements - 149
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $170,641,174 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 8/15/2052; total market value $174,054,011.
Small Cap Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 258,821 $ – $ 258,821 $ (258,821) $ –
Total $ 258,821 $ – $ 258,821 $ (258,821) $ –
Cognitive Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,676,184 $ – $ 1,676,184 $ (1,676,184) $ –
Total $ 1,676,184 $ – $ 1,676,184 $ (1,676,184) $ –

150 - Notes to Financial Statements - October 31, 2022 - Equity Funds
Disciplined Value
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
Total $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 619,803 $ – $ 619,803 $ (619,803) $ –
Total $ 619,803 $ – $ 619,803 $ (619,803) $ –
Nationwide Fund
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 392,673 $ – $ 392,673 $ (392,673) $ –
Total $ 392,673 $ – $ 392,673 $ (392,673) $ –

Equity Funds - October 31, 2022 - Notes to Financial Statements - 151
Mid Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,804,400 $ – $ 1,804,400 $ (1,804,400) $ –
Total $ 1,804,400 $ – $ 1,804,400 $ (1,804,400) $ –
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,084,255 $ – $ 6,084,255 $ (6,084,255) $ –
Total $ 6,084,255 $ – $ 6,084,255 $ (6,084,255) $ –
Small Company Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,839,245 $ – $ 6,839,245 $ (6,839,245) $ –
Total $ 6,839,245 $ – $ 6,839,245 $ (6,839,245) $ –

152 - Notes to Financial Statements - October 31, 2022 - Equity Funds
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Focused Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,338,339 $ – $ 4,338,339 $ (4,338,339) $ –
Total $ 4,338,339 $ – $ 4,338,339 $ (4,338,339) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds - October 31, 2022 - Notes to Financial Statements - 153
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to investments in real estate investment trusts, redesignation of distributions, net operating losses, net operating loss netting to short term gains, foreign currency gain/loss, redemptions in-kind, investments in partnerships, non-taxable distributions, and tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2022 may primarily be attributable to non-taxable distributions, mark-to-market adjustments on forwards, investments in partnerships, investments in passive foreign investment companies ("PFICs"), mark-to-market adjustments on futures, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2022 were as follows:
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Income $ (2,383,917) $ 2,383,917
Cognitive Value (6) 6
Technology & Science (339,016) 339,016
Disciplined Value – –
U.S. Core – –
Large Cap Concentrated – –
Nationwide Fund – –
Mid Cap Growth (491,933) 491,933
US Quality Equity (18,752) 18,752
All Cap Growth 4,138,583 (4,138,583)
Small Company Growth (2,423,458) 2,423,458
Focused Small Cap – –

154 - Notes to Financial Statements - October 31, 2022 - Equity Funds
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Small Cap Income American Century Investment Management, Inc.
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
Disciplined Value Newton Investment Management North America, LLC ("Newton US")
U.S. Core Newton US
Large Cap Concentrated Diamond Hill Capital Management, Inc.
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Income Up to $500 million 0.74%
$500 million and more 0.69%
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
Disciplined Value Up to $1 billion 0.60%
$1 billion and more 0.575%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
Large Cap Concentrated Up to $1 billion 0.55%
$1 billion up to $2 billion 0.53%
$2 billion up to $5 billion 0.51%
$5 billion and more 0.49%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%

Equity Funds - October 31, 2022 - Notes to Financial Statements - 155
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2023.
During the year ended October 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 530,617
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Small Cap Income 0.74 % N/A 0.74%
Cognitive Value 0.75 N/A 0.75
Technology & Science 0.75 N/A 0.75
Disciplined Value 0.60 N/A 0.55
U.S. Core 0.45 N/A 0.42
Large Cap Concentrated 0.55 N/A 0.00
Nationwide Fund 0.53 0.49% 0.49
Mid Cap Growth 0.64 N/A 0.64
US Quality Equity 0.45 N/A 0.18
All Cap Growth 0.80 N/A 0.75
Small Company Growth 0.84 N/A 0.83
Focused Small Cap 0.75 N/A 0.67
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.

156 - Notes to Financial Statements - October 31, 2022 - Equity Funds
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended October 31, 2022, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
Small Cap Income All Classes 0.99%
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05%
Disciplined Value All Classes 0.66%
U.S. Core All Classes 0.50%
Large Cap Concentrated All Classes 0.60%
Mid Cap Growth All Classes 0.98%
US Quality Equity All Classes 0.49%
All Cap Growth(a) All Classes 0.82%
Small Company Growth All Classes 0.94%
Focused Small Cap All Classes 0.80%
(a) Effective June 1, 2022 through May 31, 2023. Prior to the effective date, Fund Operating Expenses was limited to 0.85%.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Small Cap Income $ 12,837 $ 3,139 $ — $ 15,976
Cognitive Value 43,441 — — 43,441
Technology & Science — — — —
Disciplined Value 292,878(a) 367,355 313,979 974,212
U.S. Core 540,416 546,621 424,302 1,511,339
Large Cap Concentrated 162,254 208,419 163,490 534,163
Nationwide Fund — — — —
Mid Cap Growth — — — —
US Quality Equity — 192,426 193,588 386,014
All Cap Growth 136,290 134,312 156,534 427,136
Small Company Growth 32,633 2,312 24,586 59,531
Focused Small Cap 189,654 194,248 149,696 533,598
(a) For the period December 14, 2019 through October 31, 2020.
Fund Amount
Small Cap Income
$ 3,092
Cognitive Value
19,200

Equity Funds - October 31, 2022 - Notes to Financial Statements - 157
For the year ended October 31, 2022, NFM earned an aggregate of $1,896,382 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2022, the Funds’ aggregate portion of such costs amounted to $16,880.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2022, the Funds imposed aggregate front-end sales charges of $169,943. From these fees, NFD retained a portion amounting to $24,762.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the year ended October 31,
2022, the Funds imposed aggregate CDSCs of $392. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Class K
Shares
Small Cap Income 0.25% 1.00% N/A N/A
Cognitive Value 0.25 1.00 N/A N/A
Technology & Science 0.25 1.00 N/A N/A
Disciplined Value 0.25 N/A N/A 0.10%
U.S. Core 0.25 1.00 0.50% N/A
Large Cap Concentrated 0.25 1.00 N/A N/A
Nationwide Fund 0.25 1.00 0.50 N/A
Mid Cap Growth 0.25 1.00 N/A N/A
US Quality Equity 0.25 N/A N/A N/A
All Cap Growth 0.25 N/A N/A N/A
Small Company Growth 0.25 N/A N/A N/A
Focused Small Cap 0.25 1.00 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

158 - Notes to Financial Statements - October 31, 2022 - Equity Funds
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2022, each Fund’s total administrative services fees were as follows:
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2022 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Small Cap Income 0.07% 0.10% N/A N/A 0.25%
Cognitive Value 0.06 0.05 N/A N/A 0.05
Technology & Science 0.05 0.01 N/A N/A 0.08
Disciplined Value 0.01 N/A N/A 0.00 % N/A
U.S. Core 0.06 0.06 0.24% 0.01 0.13
Large Cap Concentrated 0.06 0.07 N/A N/A 0.19
Nationwide Fund 0.08 0.03 0.10 N/A 0.05
Mid Cap Growth 0.08 0.08 N/A N/A 0.12
US Quality Equity N/A N/A N/A N/A 0.09
All Cap Growth 0.19 N/A N/A 0.10 0.01
Small Company Growth 0.14 N/A N/A N/A 0.24
Focused Small Cap 0.11 0.12 N/A N/A 0.08
Fund Amount
Small Cap Income $ 194,468
Cognitive Value 618
Technology & Science 5,022
Disciplined Value 82
U.S. Core 300,137
Large Cap Concentrated 17,816
Nationwide Fund 665,124
Mid Cap Growth 274,651
US Quality Equity 5,507
All Cap Growth 186,656
Small Company Growth 428,236
Focused Small Cap 70,946
Fund
% of Shares
Outstanding
Owned
Small Cap Income 43.87%
Cognitive Value 0.01
Technology & Science —
Disciplined Value —
U.S. Core 0.65
Large Cap Concentrated —
Nationwide Fund 31.39
Mid Cap Growth —
US Quality Equity 95.19
All Cap Growth 60.07
Small Company Growth 81.62
Focused Small Cap —

Equity Funds - October 31, 2022 - Notes to Financial Statements - 159
Pursuant to these procedures, for the year ended October 31, 2022, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
On June 17, 2022, shares of certain Funds held by affiliated were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying Statements of Changes in Net
Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended October 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Small Cap Income $ – $ 849,269 $ (149,525)
Small Cap Income
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Institutional Service Class 6/17/2022 $ 64,735,052 5,278,720 $ 63,488,520 $ 1,246,532 $ (5,172,100)
Fund Purchases
*
Sales
*
Small Cap Income $ 41,428,951 $ 53,905,115#
Cognitive Value 279,388,586 282,393,314
Technology & Science 29,608,320 52,167,967
Disciplined Value 406,176,357 462,790,848
U.S. Core 25,638,184 150,832,284
Large Cap Concentrated 11,138,648 12,330,071
Nationwide Fund 623,261,269 704,151,304
Mid Cap Growth 34,744,041 149,794,407

160 - Notes to Financial Statements - October 31, 2022 - Equity Funds
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices
Fund Purchases
*
Sales
*
US Quality Equity 153,548,561 166,215,509
All Cap Growth 156,987,623 170,354,120
Small Company Growth 31,919,621 64,087,693
Focused Small Cap 66,256,739 63,281,626
* Includes purchases and sales of long-term U.S. Government securities, if any.
# Sales exclude securities delivered in-kind. (See Note 3)

Equity Funds - October 31, 2022 - Notes to Financial Statements - 161
become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
Fund % of Shares
Number of
Accounts
Small Cap Income 65.26% 4(a)
Cognitive Value 90.38 2
Technology & Science 83.39 2
Disciplined Value 16.42 1
U.S. Core 27.38 2
Large Cap Concentrated 49.07 2
Nationwide Fund 62.46 3(a)
Mid Cap Growth 25.33 2
US Quality Equity 95.19 4(a)
All Cap Growth 88.66 3(a)
Small Company Growth 93.13 3(a)
Focused Small Cap 37.72 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Large Cap Concentrated $ 240
Nationwide Fund 7,815
Mid Cap Growth 12,512
All Cap Growth 10,021
Small Company Growth 8,100
Focused Small Cap 4,574
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Income $ 8,984,821 $ – $ 8,984,821 $ – $ 8,984,821
Cognitive Value 2,531,651 2,842,923 5,374,574 – 5,374,574
Technology & Science – 29,864,924 29,864,924 – 29,864,924
Disciplined Value 45,441,316 72,076,503 117,517,819 – 117,517,819
U.S. Core 41,867,379 69,334,354 111,201,733 – 111,201,733
Large Cap Concentrated 573,655 1,810,570 2,384,225 – 2,384,225
Nationwide Fund 67,658,155 104,810,917 172,469,072 – 172,469,072
Mid Cap Growth 2,842,983 114,283,617 117,126,600 – 117,126,600
US Quality Equity 1,452,372 – 1,452,372 – 1,452,372
All Cap Growth 2,384,299 32,942,860 35,327,159 – 35,327,159

162 - Notes to Financial Statements - October 31, 2022 - Equity Funds
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Company Growth – 29,343,720 29,343,720 – 29,343,720
Focused Small Cap 4,625,595 – 4,625,595 – 4,625,595
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Income $ 1,185,330 $ – $ 1,185,330 $ – $ 1,185,330
Cognitive Value 758,694 – 758,694 – 758,694
Technology & Science 2,158,244 17,684,185 19,842,429 – 19,842,429
Disciplined Value 6,511,020 18,657,480 25,168,500 – 25,168,500
U.S. Core 19,539,150 11,012,039 30,551,189 – 30,551,189
Large Cap Concentrated 141,164 – 141,164 – 141,164
Nationwide Fund 11,467,499 23,174,341 34,641,840 – 34,641,840
Mid Cap Growth – 28,538,680 28,538,680 – 28,538,680
US Quality Equity 158,863 – 158,863 – 158,863
All Cap Growth 1,272,382 8,638,777 9,911,159 – 9,911,159
Small Company Growth – 33,351,825 33,351,825 – 33,351,825
Focused Small Cap – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Income $ 3,719,988 $ – $ 3,719,988 $ – $ – $ 2,262,794 $ 5,982,782
Cognitive Value 299,710 1,954,875 2,254,585 – – 20,107,196 22,361,781
Technology & Science – 11,215,116 11,215,116 – (413,594) 60,130,023 70,931,545
Disciplined Value 14,472,186 35,920,575 50,392,761 – – 84,918,740 135,311,501
U.S. Core 2,504,955 – 2,504,955 – (45,207,976) 318,463,262 275,760,241
Large Cap Concentrated 241,764 288,211 529,975 – – 3,413,511 3,943,486
Nationwide Fund 1,180,184 33,352,706 34,532,890 – – 219,375,634 253,908,524
Mid Cap Growth – 55,360,951 55,360,951 – (1,291,980) 123,421,372 177,490,343
US Quality Equity 230,629 – 230,629 – (1,982,948) 10,623,769 8,871,450
All Cap Growth – 21,080,419 21,080,419 – (1,006,030) 47,637,332 67,711,721
Small Company Growth – 11,933,695 11,933,695 – (1,493,719) 27,962,274 38,402,250
Focused Small Cap 1,697,848 2,001,016 3,698,864 – – 8,817,996 12,516,860
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Income $ 33,594,950 $ 4,880,723 $ (2,617,695) $ 2,263,028
Cognitive Value 76,693,593 20,444,699 (337,503) 20,107,196
Technology & Science 51,911,465 62,237,017 (2,106,994) 60,130,023
Disciplined Value 445,238,454 106,818,794 (21,900,055) 84,918,739
U.S. Core 731,865,396 365,093,965 (46,630,703) 318,463,262
Large Cap Concentrated 18,711,058 4,663,011 (1,249,500) 3,413,511
Nationwide Fund 805,480,619 261,110,130 (41,734,497) 219,375,633
Mid Cap Growth 117,061,925 125,383,568 (1,962,196) 123,421,372
US Quality Equity 47,150,188 10,947,250 (323,481) 10,623,769
All Cap Growth 226,991,384 71,905,045 (24,267,713) 47,637,332

Equity Funds - October 31, 2022 - Notes to Financial Statements - 163
During the year ended October 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2022 through October 31,
2022, that in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2022, the Funds elected to defer ordinary late year losses, if any, in the amounts listed below.
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
13. Subsequent Events
On September 14, 2022, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons”, considered and approved a proposal to liquidate the Nationwide American Century Small Cap Income Fund ("Small Cap Income"),
a series of the Trust. Small Cap Income will be liquidated pursuant to a Board-approved Plan of Liquidation and Dissolution on or about January 20, 2023.
On September 14, 2022, the Board, including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization between the Nationwide Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated”) and
the Nationwide GQG US Quality Equity Fund (“US Quality Equity”), each a series of the Trust, pursuant to which Large Cap
Concentrated would be merged into US Quality Equity (the “Merger”). Shareholders of Large Cap Concentrated and US Quality
Equity are not required, and will not be requested, to approve the Merger. Further information regarding the details of the Merger and US Quality Equity will be provided in an information statement that will be delivered to Large Cap Concentrated shareholders.
The Merger will be finalized on or about January 27, 2023.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Company Growth 114,808,216 41,817,063 (13,854,789) 27,962,274
Focused Small Cap 171,421,465 26,211,474 (17,393,478) 8,817,996
Fund Amount
U.S. Core $ (45,207,976)
US Quality Equity (1,982,948)
Fund Amount
Technology & Science $(413,594)
Mid Cap Growth (1,291,980)
All Cap Growth (1,006,030)
Small Company Growth (1,493,719)

164 - Report of Independent Registered Public Accounting Firm - October 31, 2022 - Equity Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide American Century Small Cap
Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide
BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Diamond Hill Large
Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality
Equity Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Small Company Growth Fund and Nationwide WCM
Focused Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds indicated in the table below (twelve of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Nationwide BNY Mellon Disciplined Value Fund, as of and for the year ended October 31, 2020 and the financial highlights for each of the periods ended on or prior to October 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 17, 2020 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
Nationwide American Century Small Cap Income Fund (1) Nationwide Fund (1)
Nationwide Bailard Cognitive Value Fund (1) Nationwide Geneva Mid Cap Growth Fund (1)
Nationwide Bailard Technology & Science Fund (1) Nationwide GQG US Quality Equity Fund (2)
Nationwide BNY Mellon Disciplined Value Fund (1) Nationwide Loomis All Cap Growth Fund (1)
Nationwide BNY Mellon Dynamic U.S. Core Fund (1) Nationwide Small Company Growth Fund (1)
Nationwide Diamond Hill Large Cap Concentrated Fund (1) Nationwide WCM Focused Small Cap Fund (1)
(1) Statement of operations for the year ended October 31, 2022 and statements of changes in net assets for the years ended
October 31, 2022 and 2021.
(2) Statement of operations for the year ended October 31, 2022, and statements of changes in net assets for the year ended
October 31, 2022 and for the period January 26, 2021 (commencement of operations) through October 31, 2021.

Equity Funds - October 31, 2022 - Report of Independent Registered Public Accounting Firm - 165
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

166 - Supplemental Information - October 31, 2022 (Unaudited) - Equity Funds
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Small Cap Income 31.03%
Cognitive Value 60.85
Technology & Science –
Disciplined Value 25.01
U.S. Core 51.96
Large Cap Concentrated 79.11
Nationwide Fund 26.17
Mid Cap Growth 59.80
US Quality Equity 100.00
All Cap Growth 70.35
Small Company Growth –
Focused Small Cap 20.95
Fund Amount
Small Cap Income $ 2,920,028
Cognitive Value 2,842,923
Technology & Science 29,864,924
Disciplined Value 72,076,503
U.S. Core 69,334,354
Large Cap Concentrated 1,810,570
Nationwide Fund 104,810,917
Mid Cap Growth 114,283,617
US Quality Equity –
All Cap Growth 37,361,456
Small Company Growth 30,214,308
Focused Small Cap –

Equity Funds - October 31, 2022 - Management Information - 167
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

168 - Management Information - October 31, 2022 - Equity Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - October 31, 2022 - Management Information - 169
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

170 - Market Index Definitions - October 31, 2022 - Equity Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds - October 31, 2022 - Market Index Definitions - 171
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

172 - Market Index Definitions - October 31, 2022 - Equity Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Equity Funds - October 31, 2022 - Market Index Definitions - 173
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

174 - Market Index Definitions - October 31, 2022 - Equity Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Equity Funds - October 31, 2022 - Glossary - 175
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

176 - Glossary - October 31, 2022 - Equity Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Equity Funds - October 31, 2022 - Glossary - 177
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

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Milwaukee, WI 53201-0701
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AR-CEQ (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Annual Report
October 31, 2022
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentary 4
Shareholder Expense Example 8
Statement of Investments 9
Statement of Assets And Liabilities 12
Statement of Operations 14
Statements of Changes in Net Assets 15
Financial Highlights 17
Notes to Financial Statements 18
Report of Independent Registered Public Accounting Firm 28
Supplemental Information 29
Management Information 31
Market Index Definitions 34
Glossary 39

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
For the annual period ended October 31, 2022, the Nationwide Geneva Small Cap Growth Fund Class A returned -22.02% versus
-26.02% for its benchmark, the Russell 2000
®
Growth Index- Total Return. For broader comparison, the return for the Fund's closest Morningstar Peer Category™, Small Growth (consisting of 595 investments as of October 31, 2022), was -27.89% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The environment for high quality growth has been constructive with those companies rated B+ or better (high quality) outperforming those rated B or worse (low quality). Within the Russell 2000
®
Growth universe we observe similar trends; nonearning companies, high beta companies and companies with low return of equity (“ROE”) all underperformed the broader index which signals the underperformance of low-quality companies.
At the industry classification benchmark (“ICB”) Industry level, the top contributors relative to the benchmark were financials, industrials, and real estate. At the stock level the top contributors were Kinsale Capital Group, Inc. (NYSE: KNSL), EXLService
Holdings, Inc. (NASDAQ: EXLS) and Vocera Communications, Inc. (NYSE: VCRA); Kinsale Capital Group, Inc. and EXLService
Holdings, Inc. were held in the Fund at the end of the period, but Vocera Communications, Inc. was sold due to the acquisition by
Stryker Corporation. Kinsale Capital is a leading specialty insurance company focused on the excess & surplus markets. Shares of the stock are up nearly 70% during the period, as the company continues to execute well and their business is relatively insulated from the broader macro-economic pressures. During the most recent quarterly report the company posted strong results coming in ahead of expectations; GWP (gross written premium) was up 43% year-over-year (“YoY”) and beat expectations by 12%.
Submission growth accelerated to 20% from high teens in the first quarter and the combined ratio came in at 77%, improving 240 bps YoY and 200 bps sequentially. EXLService Holdings, Inc. provides offshore business process outsourcing solutions, primarily servicing the needs of global companies in the banking, financial services and insurance areas. During the most recently quarterly report the company’s revenue beat estimates by 5% and earnings per share (“EPS”) beat estimates by 9%. The beats were driven by strength across the business and management raised revenue and EPS guidance ranges ahead of consensus estimates. While some competitors are pulling back on talent acquisition at this point, EXLService Holdings, Inc. sees no need to scale back given the broad-based demand and still-supply constrained environment. All in, the company is executing well, growth appears broad-
based and sustainable, and we believe EXLS’s competitive positioning is as strong as ever. Shares of Vocera Communications were up nearly 40% in the period after the company announced it was being acquired by Stryker Corporation for $79.25 per share, which was a 28% premium to the company’s 30-day volume-weighted average price prior to the announcement.
The top detractors relative to the benchmark were energy, consumer discretionary and technology. The weakness in energy was the result of the Fund having no allocation to this industry due to the fact that these types of companies will typically not meet our criteria for high quality growth. The Fund seeks out companies with low debt levels and consistent, organic growth. Most of the energy companies in the universe are beholden to commodity markets and prices can swing wildly due to government intervention or other outside factors and it’s difficult to find companies with long-term, sustainable advantages. At the stock level the top detractors were Omnicell, Inc. (NASDAQ: OMCL), Fox Factory Holding Corporation (NASDAQ: FOXF) and Trex Company Inc.
(NYSE: TREX); all three of these stocks were held in the Fund at the end of the period. Shares of Omnicell were weak earlier this year due to inflationary pressures but also a rotation out of higher multiple stocks. Second quarter results modestly missed estimates and continued to pressure shares. In the most recent quarter, revenue came in slightly below management’s guidance range due to customer implementation delays related to a ransomware incident. Management has not seen a slippage in scheduling since and expects these implementations to be completed in the second half of the year. Overall demand for medication management infrastructure remains resilient, especially for services that help customers automate workflows and mitigate pressures from labor shortages. Shares of Fox Factory Holdings were down 45% during the period as investors rotated out of high multiple stocks in early 2022 and these pressured shares but fundamentals of the company remain strong. In the most recent quarter, the company reported results in which revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) and EPS beat by
2%, 16% and 13%, respectively. The third quarter outlook was 3.5% better than consensus on revenue but 9% below consensus on EPS. Similarly, the full-year guide implies fourth quarter is above on revenue and below on EPS. Within the bikes, business growth is guided to return to pre-pandemic normal levels and in the PVG (power vehicles group) business the company expects mixed headwinds as higher growth is expected to come from the OEM (original equipment manufacturer) business which carries lower margin than the upfitting business. Shares of Trex were down over 25% in August as the company took down fiscal year guidance on softer demand. The substantial revision to second half guidance, which the company lowered from $355M to $185-
195M, was driven by significant customer inventory destocking as distributors and dealers look to right-size their inventory for the coming macro slowdown. In addition to the weaker revenue environment, the company is also expecting 100-300bps of margin compression due to the volume weakness. The company is looking to reduce production and labor levels and these actions should help deliver $40-45M of savings.
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund performance.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Fund Commentary - 5
Subadviser:
Geneva Capital Management LLC
Portfolio Managers:
William A. Priebe, CFA; W. Scott Priebe; and José Muñoz
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks. Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is
a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 96.3%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 3.7%
100.0%
Top Industries
2
Software 15.7%
Health Care Equipment & Supplies 11.1%
Machinery 10.0%
IT Services 9.1%
Insurance 6.4%
Electronic Equipment, Instruments & Components 4.8%
Auto Components 4.2%
Professional Services 3.7%
Construction & Engineering 3.6%
Building Products 3.6%
Other Industries
#
27.8%
100.0%
Top Holdings
2
Kinsale Capital Group, Inc. 5.5%
ExlService Holdings, Inc. 4.3%
RBC Bearings, Inc. 4.1%
Exponent, Inc. 3.7%
Fair Isaac Corp. 3.6%
Balchem Corp. 3.0%
Descartes Systems Group, Inc. (The) 2.8%
Fox Factory Holding Corp. 2.8%
Globus Medical, Inc., Class A 2.7%
Novanta, Inc. 2.6%
Other Holdings
#
64.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

6 - Fund Commentary - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(22.02)% 8.02% 11.63% 6/12/2009
w/SC
3
(26.50)% 6.74% 11.00%
Class C
1
w/o SC
2
(22.54)% 7.27% 10.86% 6/12/2009
w/SC
4
(23.24)% N/A N/A
Class R6
5,6
(21.72)% 8.42% 9.69% 9/18/2013
Institutional Service
Class
1,5,7
(21.81)% 8.30% 11.93% 6/12/2009
Russell 2000
®
Growth
Index (26.02)% 5.17% 10.15%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.21%
Class C 1.85%
Class R6 0.83%
Institutional Service Class 0.94%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Small Cap Growth Fund versus the
Russell 2000
®
Growth Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Geneva Small Cap Growth Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Shareholder Expense Example - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022 through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022 through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 999.70 6.15 1.22
Hypothetical
(a)(b)
1,000.00 1,019.06 6.21 1.22
Class C Shares
Actual
(a)
1,000.00 996.30 9.61 1.91
Hypothetical
(a)(b)
1,000.00 1,015.58 9.70 1.91
Class R6 Shares
Actual
(a)
1,000.00 1,001.70 4.24 0.84
Hypothetical
(a)(b)
1,000.00 1,020.97 4.28 0.84
Institutional Service Class Shares
Actual
(a)
1,000.00 1,001.20 4.79 0.95
Hypothetical
(a)(b)
1,000.00 1,020.42 4.84 0.95
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Statement of Investments - 9
Common Stocks 96.3%
Shares Value ($)
Airlines 0.7%
Allegiant Travel Co.* 129,943 9,752,222
Auto Components 4.0%
Dorman Products, Inc.* 208,155 16,989,611
Fox Factory Holding Corp.* 399,274 35,076,221
52,065,832
Banks 1.2%
Pacific Premier Bancorp, Inc.
(a) 412,768 15,028,883
Biotechnology 0.9%
Avid Bioservices, Inc.* 671,158 11,369,417
Building Products 3.5%
AAON, Inc. 387,130 24,966,014
Trex Co., Inc.* 410,878 19,759,123
44,725,137
Chemicals 2.9%
Balchem Corp. 264,067 36,916,567
Construction & Engineering 3.5%
Construction Partners, Inc.,
Class A* 866,960 26,997,135
NV5 Global, Inc.* 125,895 18,248,480
45,245,615
Diversified Consumer Services 1.0%
Bright Horizons Family
Solutions, Inc.* 208,205 13,599,951
Electronic Equipment, Instruments & Components 4.6%
ePlus, Inc.* 546,354 26,618,367
Novanta, Inc.* 231,549 32,741,028
59,359,395
Food Products 1.7%
J & J Snack Foods Corp. 151,667 22,387,566
Health Care Equipment & Supplies 10.7%
BioLife Solutions, Inc.* 549,997 12,935,929
Globus Medical, Inc., Class
A*(a) 502,365 33,658,455
LeMaitre Vascular, Inc. 317,638 13,785,489
Masimo Corp.* 107,544 14,152,790
Mesa Laboratories, Inc.(a) 38,322 5,066,552
Neogen Corp.* 578,603 7,637,560
Omnicell, Inc.* 348,403 26,938,520
STAAR Surgical Co.* 333,560 23,639,397
137,814,692
Health Care Providers & Services 2.5%
HealthEquity, Inc.* 287,547 22,402,787
LHC Group, Inc.* 56,268 9,402,383
31,805,170
Health Care Technology 0.4%
Certara, Inc.* 421,134 5,150,469
Hotels, Restaurants & Leisure 2.2%
Texas Roadhouse, Inc. 286,873 28,386,083
Household Products 0.8%
WD-40 Co.(a) 63,690 10,200,590
Insurance 6.2%
Kinsale Capital Group, Inc. 218,190 68,766,942
Common Stocks
Shares Value ($)
Insurance
Palomar Holdings, Inc.* 122,791 10,923,488
79,690,430
IT Services 8.7%
Evo Payments, Inc., Class A* 689,385 23,225,381
ExlService Holdings, Inc.*(a) 291,326 52,977,633
I3 Verticals, Inc., Class A*(a) 656,191 14,278,716
Perficient, Inc.* 338,958 22,700,017
113,181,747
Life Sciences Tools & Services 3.0%
Azenta, Inc. 267,712 11,886,413
Bio-Techne Corp. 89,597 26,544,007
38,430,420
Machinery 9.7%
Barnes Group, Inc. 233,168 8,247,152
Donaldson Co., Inc. 255,433 14,674,626
ESCO Technologies, Inc. 307,653 26,510,459
Evoqua Water Technologies
Corp.* 618,949 24,250,422
RBC Bearings, Inc.*(a) 202,538 51,349,459
125,032,118
Media 1.2%
TechTarget, Inc.*(a) 244,773 15,800,097
Multiline Retail 1.1%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 265,553 14,870,968
Professional Services 3.6%
Exponent, Inc. 487,117 46,402,765
Road & Rail 1.7%
Marten Transport Ltd.(a) 1,171,375 21,986,709
Semiconductors & Semiconductor Equipment 2.8%
Onto Innovation, Inc.* 440,095 29,415,950
Semtech Corp.*(a) 225,408 6,241,547
35,657,497
Software 15.1%
Alarm.com Holdings, Inc.*(a) 454,058 26,716,773
Blackbaud, Inc.*(a) 253,679 13,876,241
Blackline, Inc.*(a) 300,231 16,812,936
Descartes Systems Group,
Inc. (The)*(a) 508,707 35,136,393
Envestnet, Inc.*(a) 382,137 18,843,175
Fair Isaac Corp.* 93,105 44,582,398
Q2 Holdings, Inc.*(a) 274,729 8,527,588
SPS Commerce, Inc.* 161,153 20,389,078
Tyler Technologies, Inc.* 34,139 11,038,163
195,922,745
Thrifts & Mortgage Finance 1.0%
Axos Financial, Inc.* 339,363 13,221,582
Trading Companies & Distributors 1.6%
SiteOne Landscape Supply,
Inc.*(a) 179,869 20,841,421
Total Common Stocks
(cost $866,708,098) 1,244,846,088

10 - Statement of Investments - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated 10/31/2022,
due 11/1/2022,
repurchase price $28,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$28,562.(b)(c) 28,000 28,000
Total Repurchase Agreement
(cost $28,000) 28,000
Total Investments
(cost $866,736,098) — 96.3% 1,244,874,088
Other assets in excess of liabilities — 3.7% 48,084,317
NET ASSETS — 100.0%
$ 1,292,958,405
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan
as of October 31, 2022 was $103,433,854, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $28,000 and by
$106,944,318 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 11/15/2022 –
5/15/2052, a total value of $106,972,318.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $28,000.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

12 - Statement of Assets and Liabilities - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,244,846,088
Repurchase agreements, at value 28,000
Cash 48,793,816
Interest and dividends receivable 258,396
Security lending income receivable 11,889
Receivable for capital shares issued 1,323,348
Prepaid expenses 37,106
Total Assets 1,295,298,643
Liabilities:
Payable for capital shares redeemed 1,035,385
Payable upon return of securities loaned (Note 2) 28,000
Accrued expenses and other payables:
Investment advisory fees 802,624
Fund administration fees 100,045
Distribution fees 31,432
Administrative servicing fees 225,097
Accounting and transfer agent fees 9,745
Trustee fees 3,676
Custodian fees 21,567
Compliance program costs (Note 3) 113
Professional fees 11,327
Printing fees 64,267
Other 6,960
Total Liabilities 2,340,238
Net Assets $ 1,292,958,405
* Includes value of securities on loan (Note 2) 103,433,854
Cost of investment securities 866,708,098
Cost of repurchase agreements 28,000
Represented by:
Capital $ 907,641,096
Total distributable earnings (loss) 385,317,309
Net Assets $ 1,292,958,405

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Statement of Assets and Liabilities - 13
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 85,495,932
Class C Shares 17,004,158
Class R6 Shares 326,735,520
Institutional Service Class Shares 863,722,795
Total $ 1,292,958,405
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,293,176
Class C Shares 288,654
Class R6 Shares 4,663,486
Institutional Service Class Shares 12,476,067
Total 18,721,383
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 66 .11 (a)
Class C Shares $ 58 .91 (b)
Class R6 Shares $ 70 .06
Institutional Service Class Shares $ 69 .23
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 70 .14
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

14 - Statement of Operations - For the Year Ended October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 3,572,985
Interest income 517,389
Income from securities lending (Note 2) 125,017
Total Income 4,215,391
EXPENSES:
Investment advisory fees 10,797,251
Fund administration fees 430,822
Distribution fees Class A 255,394
Distribution fees Class C 221,380
Administrative servicing fees Class A 133,352
Administrative servicing fees Class C 10,997
Administrative servicing fees Institutional Service Class 1,054,912
Registration and filing fees 89,928
Professional fees 62,889
Printing fees 132,710
Trustee fees 45,444
Custodian fees 71,994
Accounting and transfer agent fees 51,764
Compliance program costs (Note 3) 5,299
Other 29,811
Total Expenses 13,393,947
NET INVESTMENT LOSS (9,178,556)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 23,352,339
Net realized gains (losses) 23,352,339
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (380,210,550)
Net change in unrealized appreciation/depreciation (380,210,550)
Net realized/unrealized gains (losses) (356,858,211)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (366,036,767)

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Statements of Changes in Net Assets - 15
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment loss $ (9,178,556) $ (10,943,879)
Net realized gains 23,352,339 161,661,850
Net change in unrealized appreciation/depreciation (380,210,550) 331,404,312
Change in net assets resulting from operations (366,036,767) 482,122,283
Distributions to Shareholders From:
Distributable earnings:
Class A (10,029,199) (524,395)
Class C (2,710,038) (207,279)
Class R6 (30,270,435) (1,842,082)
Institutional Service Class (89,612,617) (4,982,487)
Change in net assets from shareholder distributions (132,622,289) (7,556,243)
Change in net assets from capital transactions 92,565,548 (137,384,893)
Change in net assets (406,093,508) 337,181,147
Net Assets:
Beginning of year 1,699,051,913 1,361,870,766
End of year $ 1,292,958,405 $ 1,699,051,913
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 23,680,082 $ 24,008,818
Proceeds from shares issued from class conversion (Note 1) 59,351 221,202
Dividends reinvested 9,529,648 505,356
Cost of shares redeemed (30,593,455) (29,895,727)
Total Class A Shares 2,675,626 (5,160,351)
Class C Shares
Proceeds from shares issued 563,102 1,775,965
Dividends reinvested 2,625,705 197,323
Cost of shares redeemed in class conversion (Note 1) (59,351) (221,202)
Cost of shares redeemed (10,552,541) (13,004,618)
Total Class C Shares (7,423,085) (11,252,532)
Class R6 Shares
Proceeds from shares issued 97,279,084 90,902,036
Dividends reinvested 29,920,557 1,819,513
Cost of shares redeemed (83,352,149) (141,122,349)
Total Class R6 Shares 43,847,492 (48,400,800)
Institutional Service Class Shares
Proceeds from shares issued 218,184,714 235,022,194
Dividends reinvested 79,074,320 4,560,178
Cost of shares redeemed (243,793,519) (312,153,582)
Total Institutional Service Class Shares 53,465,515 (72,571,210)
Change in net assets from capital transactions $ 92,565,548 $ (137,384,893)

16 - Statements of Changes in Net Assets - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 319,527 278,104
Issued in class conversion (Note 1) 761 2,516
Reinvested 115,301 6,132
Redeemed (444,103) (347,253)
Total Class A Shares (8,514) (60,501)
Class C Shares
Issued 8,322 22,710
Reinvested 35,449 2,629
Redeemed in class conversion (Note 1) (846) (2,776)
Redeemed (154,316) (165,100)
Total Class C Shares (111,391) (142,537)
Class R6 Shares
Issued 1,307,193 1,025,072
Reinvested 342,733 21,076
Redeemed (1,073,658) (1,563,034)
Total Class R6 Shares 576,268 (516,886)
Institutional Service Class Shares
Issued 2,883,275 2,645,171
Reinvested 915,848 53,298
Redeemed (3,246,978) (3,451,489)
Total Institutional Service Class Shares 552,145 (753,020)
Total change in shares 1,008,508 (1,472,944)

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Financial Highlights - 17
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2022 $ 92.50 $ (0.66) $ (18.20) $ (18.86) $ — $ (7.53) $ (7.53) $ 66.11 (22.02)% $ 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
10/31/2020 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) 68.67 15.60% 93,544 1.21% (0.89)% 1.21% 17.45%
10/31/2019 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) 60.71 9.13% 85,092 1.23% (0.74)% 1.23% 17.37%
10/31/2018 56.05 (0.47) 6.12 5.65 — (2.59) (2.59) 59.11 10.45% 81,649 1.24% (0.79)% 1.24% 19.60%
Class C Shares
10/31/2022 83.78 (1.04) (16.30) (17.34) — (7.53) (7.53) 58.91 (22.54)% 17,004 1.88% (1.59)% 1.88% 14.92%
10/31/2021 62.63 (1.22) 22.76 21.54 — (0.39) (0.39) 83.78 34.46% 33,516 1.85% (1.55)% 1.85% 13.13%
10/31/2020 55.87 (0.92) 9.06 8.14 — (1.38) (1.38) 62.63 14.78% 33,981 1.93% (1.60)% 1.93% 17.45%
10/31/2019 55.05 (0.79) 4.79 4.00 — (3.18) (3.18) 55.87 8.34% 37,438 1.95% (1.46)% 1.95% 17.37%
10/31/2018 52.73 (0.84) 5.75 4.91 — (2.59) (2.59) 55.05 9.67% 43,731 1.95% (1.50)% 1.95% 19.60%
Class R6 Shares
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
10/31/2020 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) 71.89 16.03% 330,982 0.84% (0.54)% 0.84% 17.45%
10/31/2019 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) 63.26 9.54% 195,409 0.85% (0.37)% 0.85% 17.37%
10/31/2018 57.76 (0.26) 6.32 6.06 — (2.59) (2.59) 61.23 10.86% 144,599 0.86% (0.42)% 0.86% 19.60%
Institutional Service Class Shares
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
10/31/2020 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) 71.26 15.90% 903,364 0.96% (0.64)% 0.96% 17.45%
10/31/2019 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) 62.79 9.41% 748,351 0.98% (0.49)% 0.98% 17.37%
10/31/2018 57.50 (0.32) 6.28 5.96 — (2.59) (2.59) 60.87 10.74% 706,944 0.96% (0.52)% 0.96% 19.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

18 - Notes to Financial Statements - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class C, Class R6 and Institutional Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Notes to Financial Statements - 19
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,244,846,088 $ – $ – $ 1,244,846,088
Repurchase Agreement – 28,000 – 28,000
Total $ 1,244,846,088 $ 28,000 $ – $ 1,244,874,088

20 - Notes to Financial Statements - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, the Fund did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2022, the Fund entered into securities lending transactions. To generate additional income, the
Fund lends its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
The Fund receives payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The
Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
For the period from November 1, 2021 through February 18, 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Fund. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Fund. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on the Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.
For additional information on the Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Growth $ 28,000

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Notes to Financial Statements - 21
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the year ended October 31, 2022, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of October 31, 2022, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an
As of October 31, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $170,641,174 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 8/15/2052; total market value $174,054,011.
Small Cap Growth
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 28,000 $ – $ 28,000 $ (28,000) $ –
Total $ 28,000 $ – $ 28,000 $ (28,000) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

22 - Notes to Financial Statements - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to net operating losses. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2022 were as follows:
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Growth $ (1,861,861) $ 1,861,861

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Notes to Financial Statements - 23
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2022, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2022, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2023.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory
Fee Rate
Small Cap Growth 0.77%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

24 - Notes to Financial Statements - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2022, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2022, NFM earned $430,822 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2022, the Fund’s portion of such costs amounted to $5,299.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25%
of the rate may be a service fee and 0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2022, the Fund imposed front-
end sales charges of $11,305. From these fees, NFD retained a portion amounting to $1,656.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Class A and Class C CDSCs are 1.00%. During the year ended October 31, 2022, the Fund imposed
CDSCs of $12. NFD retained all of the CDSCs imposed by the Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Notes to Financial Statements - 25
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.
For the year ended October 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2022, the Fund’s total administrative services fees were as follows:
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended October 31, 2022, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, the Fund did not engage in interfund lending.
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.13% 0.05% 0.11%
Fund Amount
Small Cap Growth $ 1,199,261
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.23%

26 - Notes to Financial Statements - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
5. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2022, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
10. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
During the year ended October 31, 2022, the Fund recaptured the following amount of brokerage commissions:
5
Fund Purchases
*
Sales
*
Small Cap Growth $ 203,795,436 $ 228,058,003
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund % of Shares
Number of
Accounts
Small Cap Growth 33.71% 2
Fund Amount
Small Cap Growth $ 27,306

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Notes to Financial Statements - 27
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2022 through October 31,
2022, that in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2022, the Fund elected to defer ordinary late year losses, if any, in the amounts listed below.
12. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ 9,386,402 $ 123,235,887 $ 132,622,289 $ – $ 132,622,289
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 7,556,243 $ 7,556,243 $ – $ 7,556,243
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Growth $ – $ 22,131,421 $ 22,131,421 $ – $ (7,316,695) $ 370,502,583 $ 385,317,309
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 874,371,505 $ 452,376,297 $ (81,873,714) $ 370,502,583
Fund Amount
Small Cap Growth $(7,316,695)

28 - Report of Independent Registered Public Accounting Firm - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Geneva Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Nationwide
Geneva Small Cap Growth Fund (one of the funds constituting Nationwide Mutual Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31,
2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 (Unaudited) - Supplemental Information - 29
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:
The Fund designates the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Small Cap Growth 52.59%
Fund Amount
Small Cap Growth $ 123,235,887

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Management Information - 31
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

32 - Management Information - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Management Information - 33
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

34 - Market Index Definitions - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Market Index Definitions - 35
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

36 - Market Index Definitions - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Market Index Definitions - 37
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

38 - Market Index Definitions - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Glossary - 39
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

40 - Glossary - October 31, 2022 - Nationwide Geneva Small Cap Growth Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Nationwide Geneva Small Cap Growth Fund - October 31, 2022 - Glossary - 41
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-SCG (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Annual Report
October 31, 2022
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Multi-Cap Portfolio
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 21
Statements of Investments 23
Statements of Assets and Liabilities 108
Statements of Operations 112
Statements of Changes in Net Assets 114
Financial Highlights 116
Notes to Financial Statements 119
Report of Independent Registered Public Accounting Firm 147
Supplemental Information 148
Management Information 151
Market Index Definitions 154
Glossary 160

Nationwide Mutual Funds - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Mutual Funds
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Mutual Funds - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide Bond Portfolio
For the annual period ended October 31, 2022, the Nationwide Bond Portfolio Class R6 returned -17.01% versus -15.68% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category™, Intermediate Core-Plus Bond (consisting of 593 investments as of October 31, 2022), was -16.59% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The following commentary is provided by subadviser, BlackRock Investment Management, LLC, for the reporting period of 11/1/2021 - 10/23/2022:
Our positioning in the Investment Grade Corporate Bond subsectors of Consumer Non-Cyclical, Communications, and
Transportation contributed to performance during the period. Our positioning in the Investment Grade Corporate Bond subsectors of Technology, Energy, and Finance Companies detracted from performance during the period. The use of derivatives detracted from performance during the period.
Over the period, the Fund used Credit Default Swaps to express positions in investment grade and high yield credit spread, futures for duration management and implementing our Global Interest Rate overlays strategies, and Interest Rate Swaps as part of our
Global Interest Rate overlays strategies.
The Fund did not experience any liquidity events that had a material impact on performance during the period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Scott Radell, Jasmita Mohan and Jesse Kang, CFA
The following commentary is provided by subadviser, Goldman Sachs Asset Management, L.P., for the reporting period of 10/24/2022 - 10/31/2022:
The primary contributor to returns for the period were US treasuries, namely, to longer dated tenors. Corporate credit in financials and utilities also contributed to returns for the period. Throughout the period, the Fund was underweight mortgage-backed securities (MBS) pass throughs versus the benchmark leading to the sector being the largest detractor of performance as MBS spreads tightened delivering a contribution to return of -25 basis points (bps) versus the benchmark. Legacy holdings in municipal bonds detracted from performance versus the benchmark by 1 bps while allocation to industrial corporate credit detracted by 1.81 bps.
The Fund held U.S. treasury futures for duration and yield curve management as well as to-be-announced for MBS exposure.
Credit default swaps were sold to provide liquid allocation to corporate credit.
The Fund did not experience any liquidity events that had a material impact on Fund performance during the period.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Ronald Arons, CFA, Paul Seary, CFA and Whitney Watson
The Fund seeks to outperform the index using different strategies designed to generate alpha including: quantitatively-driven security selection; defensive sector tilting; long and short futures positions related to global developed market interest rates; and
rotating sector emphasis based on the subadviser’s determination of which sectors, at any given time, provide favorable relative value. The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims paying ability of the issuing company. The Fund is subject to derivative risk which may create leverage and are volatile. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.

Nationwide Bond Portfolio - October 31, 2022 - Fund Commentary - 5
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Corporate Bonds 40.1%
Mortgage-Backed Securities 35.8%
U.S. Treasury Obligations 35.3%
Commercial Mortgage-Backed Securities 2.3%
Asset-Backed Securities 1.0%
Foreign Government Securities 0.8%
Repurchase Agreement 0.3%
Supranational 0.2%
Municipal Bonds 0.1%
Futures Contracts
†
0.0%
Credit Default Swaps
†
0.0%
Liabilities in excess of other assets
§
(15.9)%
100.0%
Top Industries
2
Banks 6.8%
Oil, Gas & Consumable Fuels 3.5%
Capital Markets 2.6%
Diversified Telecommunication Services 2.2%
Health Care Providers & Services 1.9%
Beverages 1.8%
Equity Real Estate Investment Trusts (REITs) 1.4%
IT Services 1.0%
Insurance 0.9%
Semiconductors & Semiconductor Equipment 0.8%
Other Industries
#
77.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 4.13%, 9/30/2027 4.4%
GNMA, 4.50%, 11/15/2052 3.7%
U.S. Treasury Bonds, 2.00%, 11/15/2041 2.8%
GNMA, 5.00%, 11/15/2052 2.8%
U.S. Treasury Notes, 0.63%, 8/15/2030 2.7%
U.S. Treasury Notes, 1.63%, 5/15/2031 2.6%
U.S. Treasury Notes, 1.38%, 11/15/2031 2.1%
U.S. Treasury Bonds, 3.00%, 8/15/2052 2.1%
GNMA, 2.00%, 12/20/2051 1.9%
GNMA, 5.50%, 11/15/2052 1.7%
Other Holdings
#
73.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

6 - Fund Commentary - October 31, 2022 - Nationwide Bond Portfolio
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
(17.01)% (10.21)% 3/12/2021
Bloomberg U.S. Aggregate
Bond Index (15.68)% (9.41)%
1
Not subject to any SCs.

Nationwide Bond Portfolio - October 31, 2022 - Fund Commentary - 7
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Bond Portfolio from inception through
10/31/22 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2022 - Nationwide Multi-Cap Portfolio
For the annual period ended October 31, 2022, the Nationwide Multi-Cap Portfolio Class R6 returned -18.31% versus -16.52%
for its benchmark, the Russell 3000
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category,
Large Blend (consisting of 1163 investments as of October 31, 2022), was -15.18% for the same period. Performance for the
Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The following commentary is provided by subadviser, BlackRock Investment Management, LLC, for the reporting period of 11/1/2021 - 10/31/2022:
In the last quarter of 2021, US equities posted gains to end the year despite concerns over rising cases of the Omicron variant of
COVID-19. The worries had largely subsided in the face of robust corporate earnings data and optimism that the economy would stabilize in post-pandemic activity.
The first quarter of 2022 did indeed begin on strong footing, supported by global hopes of a sustainable reopening of the economy as vaccine rollout continued to quicken its pace among developed markets. Despite easing COVID-19 restrictions worldwide, however, markets and economies were challenged by concerns relating to inflation, geopolitical risks, rising yields, and hawkish
Central Bank policies. Challenges in global supply chains and manufacturing perpetuated drivers of inflation. Most major economies experienced maturing trends in their business cycles. The US reached a late-cycle expansion phase. Europe likely faced recession amidst volatility in the UK and an energy crisis, and China’s increased policy stimulus has yet to pull out of its growth recession.
From a sector perspective, defensive sectors such as Utilities and Energy outperformed broad markets within the fiscal year. In this one-year period, Consumer Staples and Health Care also posted positive returns, while Consumer Discretionary, Communications, and Information Technology were the worst-performing sectors. As the war in Eastern Europe sent energy prices spiking, the market also rotated into high-quality oriented factors, including strong free cash flow, healthy balance sheets, and low volatility.
This was also reflected from a factor perspective, as the Minimum Volatility and Value factors outpaced Momentum and broad markets.
Our Index Change strategy detracted from performance during the year. Most notably, spreads in the June Russell rebalance were weak as names were added to the Index and names with large share changes were challenged by macro events and skewed towards high-momentum and growth factor traits. These losses were offset by several smaller Index changes throughout the year, such as the MSCI May share change trade and the S&P September quarterly inflation report. The team also deployed hedging strategies that mitigated losses on Index events during particularly challenging macroeconomic backdrops.
From a capital markets perspective, initial public offerings observed a busy pipeline at the beginning of the year, but activity slowed throughout the period. The performance here was mixed, as we observed gains in holdings like TPG, Inc. and Vaxxinity Inc but were offset by positions in Rivian Automotive Inc. and Excelerate Energy Inc.
Systematic signals mostly contributed to performance as trades in our buyback strategies tended to tilt towards higher quality and value exposure names, which added to the performance. Mergers and acquisition activity was also mixed as several private equity-led deals faced systematic concerns around financing, but several single deals observed narrowed spreads and completion throughout 2022.
The Fund will use total return swaps to gain exposure to underlying equities in our risk arbitrage strategy and to create synthetic short positions for risk management and hedging, as well as systematic strategies. The derivatives are not used to create leverage and have minimal impact on active Fund performance compared to physical exposure. The Fund also will use a blend of S&P 500
®
and Russell 2000
®
market futures to equitize and deploy cash efficiently to minimize drag on performance and tracking.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jennifer Hsui, CFA, Amy Whitelaw, Creighton Jue, CFA, Suzanne Henige, CFA and Paul Whitehead

Nationwide Multi-Cap Portfolio - October 31, 2022 - Fund Commentary - 9
The following commentary is provided by Goldman Sachs Asset Management, L.P for the reporting period of 11/1/2021
- 10/31/2022:
Over the fiscal year, the dominant theme has been a tightening of financial conditions brought on by the US Federal Reserve (Fed)
as higher-than-expected CPI reports further fueled inflationary pressures. While the US labor market remained strong, investors had to process increasing concern that Fed tightening, which typically affects the real economy on a delayed basis, may ultimately tip the economy into recession. Additionally, a host of geopolitical developments, such as the Russia-Ukraine war and the ensuing energy crisis in Europe, coupled with the continuation of a strict COVID-19 policy in China, have further challenged the economic growth outlook. In summary, the fiscal year saw a deteriorating growth-inflation mix, tighter monetary policy, and significant fiscal policy uncertainties, which is a dangerous combination for financial markets. Against this backdrop, equity and bond markets posted huge declines during the fiscal year.
Global equities were broadly down over the fiscal year, with Japanese equities standing out as a relative outperformer. US equities outperformed international developed markets (as measured by the S&P 500 and MSCI EAFE (unhedged) indices), and the US dollar strengthened significantly against most foreign currencies. Within US equities, growth underperformed value significantly, and small-cap equity generally underperformed large-cap equity. Emerging markets equities were one of the worst-performing asset classes, driven by continued lockdowns in China that weighed on Chinese equities. The energy sector was one of the few bright spots in equity markets, as higher oil prices drove higher earnings for energy-related companies.
Within the bond markets, persistently high inflation and hawkish guidance from major central banks weighed on bond prices.
As the US Fed and other central banks moved aggressively to tighten monetary policy, bond markets posted negative total returns reflecting the magnitude of both delivered and anticipated rate hikes. Rising short-term rates and longer-term bond yields continued to weigh heavily on duration-sensitive assets. Higher perceived recession risks also undermined risk asset valuations, widening credit spreads.
The largest contributor to absolute performance was the Japan FX Hedging Strategy, which contributed +5.44% to the portfolio.
The Fund's largest detractor to absolute performance was the Russell 3000 replication process, which returned -18.93% over the period, relative to the benchmark performance of -18.40%. This underperformance was caused by costs associated with the replication process, as well as a slight overweight to equities that detracted given the performance of risk assets.
From a relative performance perspective, our investment process consists of three key elements: long-term strategic asset allocation
(SAA), shorter-term dynamic adjustments and manager alpha. The SAA detracted 144 basis points (bps) from performance relative to the benchmark; this was caused by the underperformance of the Russell 3000 replication process as well as the allocation to the tail-risk hedging strategy, which detracted 63 bps due to rising rates.
Our dynamic process contributed 53 bps to performance. Decisions benefitting the portfolio included underweighting the tail-risk hedging strategy and allowing equity exposure to drifting underweight.
Within our investment process, the largest detractor was manager alpha which detracted -2.31%. This was led by the Japan Equity
Partners strategy, which underperformed, especially in the first half of 2022. Underperformance was driven by underweights to low-quality names, as well as underweights to value factor exposures. The top three contributors from a security perspective were Ajinomoto, Tokio Marine Holdings and Olympus Corporation. The top three detractors were Nidec Corporation, Advantest
Corporation and Sony Group Corporation.
Regarding the use of derivatives, the Fund utilizes a combination of total Russell 1000 return swaps and Russell 2000 futures to synthetically replicate the Russell 3000. Additionally, the Fund uses JPY futures and TOPIX futures to hedge exposures from the
Japan Equity Partners strategy.
Subadviser:
Goldman Sachs Asset Management, L.P
Portfolio Managers:
Neill Nuttal, Wael Younan, Siwen Wu and Alexandra Wilson-Elizondo

10 - Fund Commentary - October 31, 2022 - Nationwide Multi-Cap Portfolio
The following commentary is provided by Janus Henderson Investors US LLC for the reporting period of 11/1/2021 -
10/31/2022:
Over the one-year period from November 2021 to October 2022, the capital markets experienced a structural shift from decades of monetary stimulus and disinflation to monetary tightening and inflation. While the COVID pandemic has come and gone, it was a key catalyst to this structural change by making it vividly clear the economic risks borne by failing to control one’s supply chains and the inflexibility that arises as a result. Very likely over the next decade, outsourcing will be replaced with insourcing and globalization with deglobalization. The great dis-inflationary force economies have enjoyed by shifting production to cheaper parts of the world will be replaced by an inflationary force of bringing production back home. These structural changes will herald an entirely new economic and social dynamic as “cheap” money can no longer be relied on and central banks will be limited in their ability to bailout the markets as they have done the last 30 years. Over the past year, the market’s reaction to this “newfound”
inflation and tighter monetary risk was a sharp sell-off in both equities and credit and an even more acute selloff in so-called safe-
haven treasuries. Inflation risk is one of the few risks that negatively impact both bonds and equities leading to the disappearance of diversification, which was most troubling for investors the past year.
Overall, the Fund’s active risk taking was challenged as well by the lack of diversification in the markets, leading to losses in both its active equity and fixed income components and an underperformance of 293 bps relative to its Russell 3000
®
Index benchmark.
The active risk-taking targets 200 bps of tracking error from the benchmark and the losses represent just under a 1.5 standard deviation event, well within statistical norms especially given the near record selloffs equities and bonds experienced over the period.
Our active positions were in part sourced by investing in equity and bond futures as well as in call and put options to hedge the downside risk and/or the risk of missing out on the upside to both US equities and US inflation protected treasuries. Additional derivative usage included total return swaps to gain the passive Russell 1000
®
Index benchmark exposure. These futures, options
and swaps represent low-cost liquid instruments to gain and hedge desired exposures efficiently and effectively.
The Fund on average held an equity overweight of 5.3% over the period and 0.4 years of duration. Both exposures led to relative losses as US equity markets, proxied by the Russell 3000
®
Index, fell 16.5% and US ten-year treasuries fell by nearly the same amount, a near record loss. The Fund has brought its overweight to equities at the end of the period to zero but still maintains a small amount of 0.25 years of duration on fixed income exposure for diversification benefits. The Fund did not face nor suffer from any liquidity risk as we always invest in very liquid instruments.
The lion’s share of losses was suffered during the first half of 2022. At the start of the year, the combination of (1) equity attractiveness, as measured by its ratio of expected upside to downside volatility (which we call a tail-Sharpe ratio), (2) equity downside risk, as measured by its expected downside volatility, and (3) positive momentum in equity markets, used to capture trends in the marketplace for additional risk control, led the portfolio to overweight equities by 10.8%. This is in line with the expected long run average overweight. As geopolitical and inflation uncertainty accelerated over the first quarter of 2022 and our expected equity downside volatility estimate increased, peaking at 32% in early March, the portfolio’s equity exposures fell.
The speed of this reduction, however, was tempered as equity attractiveness increased as the markets sold off acting as a contrarian indicator. The net impact, driven by the increased downside volatility and the ensuing negative equity momentum, was a continuous reduction of the equity exposure overweight ending the period at zero percent. Nevertheless, US equities fell 21%
over this first half of 2022 alone and our equity overweight led to 171 bps of relative losses over the fiscal year. The majority of which was suffered during the first six month of the 2022. The largest losses in our equity overweight stemmed from our long position to Nasdaq, via Nasdaq equity futures and Exchange-traded Funds (ETFs), contributing 90 bps in losses and to Norwegian
Cruise Lines, allocated on the expected benefit of economic re-opening post the pandemic, contributing to 12 bps in losses. The
Fund no longer holds Norwegian Cruise Lines but continues to hold a position in Nasdaq as we see attractive risk adjusted returns to do so.
At the same time, while the attractiveness to duration remained low, we expected treasuries to diversify equity risk leading the portfolio to hold US treasuries. Unfortunately, diversification did not materialize and accentuated losses. Despite holding an average duration of just 0.4 years, or in equivalent notional terms just 6% of US ten-year treasuries, the period saw a near record selloff in US treasuries, with US ten-year treasuries losing over 16%. This long duration exposure contributed to a total 108 bps of losses. The losses all came from our 20+ year US treasury bond futures holdings, which is how the Fund gained duration exposure.
The Fund continues to hold these bond futures for the diversification we expect with equities. The equity losses were mitigated by our active security selection which outperformed the Russell 3000
®
Index by about 50 bps, due to its greater exposures to value, small and dividend sectors. They benefitted as the rise in interest rates challenged higher price to earnings ratio (P/E) or growth sectors more significantly. The largest equity security selection gains accrued from our positions in the Energy sector, via holdings of the S&P 500 Energy sector ETF, and our holdings of US small cap equities, via our position in Russell 2000
®
futures. These

Nationwide Multi-Cap Portfolio - October 31, 2022 - Fund Commentary - 11
contributed 16 bps and 5 bps respectively. While the Fund no longer holds the Energy ETF, due to richness, the Fund continues to hold the position in the Russell 2000
®
.
The fixed income losses, however, were muted in part by the Fund’s fixed income positioning for curve flattening, with shorts in five-year treasuries, as we saw greater attractiveness to longer maturity than shorter duration treasuries. The flattening position benefitted the portfolio with 27 bps of gains as the interest rate curve in the US flattened significantly. The Fund continues to maintain a short position in US five-year treasuries as we expect the front of the curve to continue to underperform due to inflation risk.
The Fund ended the period with a conservative level of risk taking, with a zero percent overweight in equities and 0.25 years of duration, which approximately equaled 3.5% notional in US ten-year treasuries. Proactively managing both the expected upside and downside risks provides us with the opportunity to keep a Fund on the right path to mitigate both the risk of suffering large losses and the risk of missing out on large gains. This is the key to compounding returns and what our investment process aims to achieve.
The dynamics that control the Fund’s risk-taking, which are based on asset class attractiveness, downside risks, and momentum, result in systematic increases in risk-taking when warranted by the signals and reductions otherwise. These adjustments will be made to help capture upside gains in the market, while ensuring that the level of risk taking is always consistent with its 200 bps risk budget.
Subadviser:
Janus Henderson Investors US LLC
Portfolio Managers:
Ashwin Alankar, Ph.D and Allan Maymin
The following commentary is provided by Western Asset Management Company, LLC for the reporting period of 11/1/2021
- 10/31/2022:
During the period, risk assets whipsawed and bond yields surged as global central banks aggressively hiked short term rates to bring down persistently high inflation. Credit spreads have widened and the US dollar has surged, setting multi-decade highs vs certain currencies. Geopolitical risks rapidly intensified with Russia’s invasion of Ukraine on February 24. In response, a number of United Nations (UN) countries announced a series of sanctions limiting overseas activities of Russian individuals and entities, including the freezing of the Russian central bank’s external reserve assets. As a result, Russian assets sold off severely and many securities became extremely illiquid. Additionally, the risk of an energy supply shock sent Brent crude oil prices surging over $100/
barrel and renewed concerns over global growth as much of the world was still recovering from economic disruptions brought on by recent COVID-19 variants late last year.
The string of higher-than-expected inflation reports and strong employment data coupled with the desire of Fed officials to appear vigilant with respect to containing inflation, led the Federal Open Market Committee (FOMC) to hike the fed funds rate from a range of 0.00%-0.25% to a range of 3.00% to 3.25% for the first time since 2018. The release of the FOMC minutes for March indicated
that the Fed will reduce its bond holdings at a maximum roll-off amount of $95 billion a month, with $60 billion in Treasuries and
$35 billion in mortgage-backed securities. Balance sheet runoff was confirmed, though not outright sales. The Fed began allowing its holdings of Treasuries and MBS to decline at an initial combined monthly pace of $47.5 billion, stepping up to $95 billion over three months. Principal payments from securities on the balance sheet will be reinvested to the extent that they exceed monthly caps. Guidance on the pace of reduction in holdings was vague, saying the decline will slow and stop when holdings reach a level the FOMC judges to be consistent with ample reserves.
As had been priced-in, the FOMC hiked by 50 basis points (bps) in its May meeting—its largest rate increase since 2000—and by
75 bps in its June meeting—its largest rate increase since 1994—to end the second quarter at 1.50%-1.75%. The May CPI print caught the Fed’s attention as did increase long-term inflation expectations from the University of Michigan survey. This caused them to raise the fed funds rate by 75 bps during their June meeting instead of what was the widely expected pace of 50 bps only a few days before. The Fed also released its June Summary of Economic Projections (SEP), which showed some significant changes from its March projections. 2022 US GDP growth was revised down to 1.70% from 2.80%.
Fed officials strengthened their resolve to combat inflation in the third quarter. Strong hawkish rhetoric accompanied the Federal
Open Market Committee (FOMC) decision to hike the fed funds rate by a total of 150 bps over the third quarter—or 75 bps at two consecutive meetings—to end at a target range of 3.00% to 3.25%. The Fed’s hawkish tone was also underscored by Chair
Powell’s speech at Jackson Hole, which indicated that “restoring price stability will likely require maintaining a restrictive policy

12 - Fund Commentary - October 31, 2022 - Nationwide Multi-Cap Portfolio
stance for some time.” Chair Powell also acknowledged that higher rates would “bring some pain to households and businesses,”
which cemented market expectations against a dovish pivot near-term. The Fed has also updated its SEP ratcheting up their expectations for rate hikes at each meeting. The September dot plot now shows that the Fed funds rate is projected to reach
4.40% by the end of 2022 and a terminal rate of 4.60% in 2023 and hold that level for most of the year. This compares to the Fed’s
December 2021 dot plot which projected Fed funds to only reach 0.90% by the end of 2022 and gradually rise to 2.10% by the end of 2024.
The European Central Bank (ECB) exited its negative rate policy which had been in place since 2014 and hiked a total of 125 bps to bring the deposit facility rate to 0.75%. During the third quarter, the Bank of England (BoE) hiked by a total of 100 bps to
2.25%. In September, Liz Truss was appointed as the new Prime Minister and an announced fiscal stimulus package triggered an unprecedented rise in UK gilt yields and ultimately forced the BoE to announce an operation to temporarily purchase long-dated bonds and delay the start of its quantitative tightening program. The supply of natural gas from Russia to Europe saw further disruptions, which caused volatility in European energy prices and spurred local European governments to announce aid to households ahead of the winter months.
Global central banks continued to aggressively tighten monetary policy during the third quarter. In an attempt to tame inflation and not fall behind the curve, EM central banks have aggressively tightened policy in front of the Fed. As a result, EM central banks are likely closer to the end of their respective tightening cycles relative to the developed world. About 90 central banks have raised interest rates this year, with approximately half electing to hike by at least 75 bps in one go. This marks a stark contrast to the previous era of loose monetary policy ushered in by the 2008 financial crisis. The United Nations Conference on Trade and
Development released its 2022 Trade and Development report, emphasizing that the Fed being overzealous in hiking rates would disproportionally impact poorer nations. As higher rates elevate the value of the US dollar, it becomes more challenging for foreign borrowers to pay back their dollar-denominated debt and the cost of imports from the US become more expensive. Around 90 emerging market currencies have weakened against the US dollar during 2022, a third of which have weakened by over 10.00%.
Emerging markets have already been dealing with a cost of living crisis because of soaring food and fuel prices.
The Nationwide Multi-Cap Portfolio’s duration positioning & allocation to spread sectors, including corporate credit (both Investment-
Grade and High Yield), emerging markets, and structured products were the primary driver of underperformance. The portfolio’s overweight duration exposure was the largest detractor as yields rose over the period as concerns over inflation intensified. The largest single-sector detractor from performance was exposure to EMD, followed by Investment Grade Credit. Within local currency
EMD, exposure to Russian Federation bonds were the largest detractor. The official sanction of Russia’s Central Bank and the
Russian central bank banning payments to foreign owners of OFZs was a large factor in the decline in price of Russian OFZs. As a result of a new OFAC clarification issued on June 6th, US-based investors are prohibited from buying any Russian securities. This ruling initially prompted a significant decline in liquidity for Russian securities, even though sales were still permitted, as dealers were unclear of their ability to trade. With the EMD corporate sector, the largest detractors were oil & gas companies Petroleos del
Peru and Lukoil. Agency MBS also detracted, albeit to a lesser extent. Bloomberg US Mortgage Backed Securities Index posted a total return of -5.35% for the third quarter which was 158 bps worse than duration equivalent Treasury return. In 3Q22 and in particular in September and October, the volatility of agency MBS excess returns picked up dramatically, leading to erratic swings in performance as the Federal Reserve MBS purchases were reduced to paydown reinvestments only. Additionally, bank and foreign demand was sidelined, while levered market participants were forced to reduce exposure amid elevated market volatility and significant macro uncertainty globally.
As of October 31, 2022, the Fund still holds these positions.
During the reporting period, interest rate options, futures, and swaps were used to manage the portfolio’s duration and yield curve exposure. Equity index derivatives, specifically total return swaps on the Russell 3000 Index, were utilized in order to replicate the returns of the Russell 3000 Index, in keeping with the nature of the strategy. Overall, derivatives had a net negative impact on portfolio performance during the period.
Subadviser:
Western Asset Management Company, LLC
Portfolio Managers:
John Bellows, Ph.D., CFA, Kenneth Leech and Nicholas Mastroianni
The Fund employs an enhanced indexing strategy designed to match or incrementally exceed the performance of the U.S. equity market, regardless of whether the market is rising or falling. As a result, the Fund will be unable to avoid declining equity markets and may underperform actively managed non-index funds. The strategy also creates a greater chance of higher tracking error and a higher portfolio turnover rate than if the Fund were to follow a passive strategy designed to replicate an index. The Fund is

Nationwide Multi-Cap Portfolio - October 31, 2022 - Fund Commentary - 13
subject to the risks of investing in equity securities, including small companies. Smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments; and iii) may have more-limited resources. Therefore, they generally involve greater risk. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than are more-established stocks. The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans (which have speculative characteristics and are high risk). The Fund may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks. Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell 3000
®
Index:
An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable
U.S. equity universe.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.

14 - Fund Commentary - October 31, 2022 - Nationwide Multi-Cap Portfolio
Asset Allocation
1
Common Stocks 48.5%
Corporate Bonds 14.2%
Short-Term Investments 8.0%
Asset-Backed Securities 4.2%
U.S. Treasury Obligations 3.4%
Total Return Swaps 3.2%
Commercial Mortgage-Backed Securities 2.3%
Mortgage-Backed Securities 2.1%
Collateralized Mortgage Obligations 1.9%
Repurchase Agreements 1.8%
Exchange Traded Funds 1.5%
Futures Contracts 0.6%
Foreign Government Securities 0.6%
Interest Rate Swaps 0.3%
Forward Currency Contracts 0.1%
U.S. Government Agency Security
†
0.0%
Credit Default Swaps
†
0.0%
Purchased Options
†
0.0%
Master Limited Partnership
†
0.0%
Preferred Stock
†
0.0%
Rights
†
0.0%
Written Options
†
0.0%
Other assets in excess of liabilities
§
7.3%
100.0%
Top Industries
2
Banks 6.4%
Oil, Gas & Consumable Fuels 5.0%
Software 4.4%
Technology Hardware, Storage & Peripherals 3.3%
IT Services 2.9%
Semiconductors & Semiconductor Equipment 2.9%
Capital Markets 2.8%
Pharmaceuticals 2.7%
Health Care Providers & Services 2.6%
Interactive Media & Services 1.8%
Other Industries
#
65.2%
100.0%
Top Holdings
2
Apple, Inc. 3.2%
Microsoft Corp. 2.3%
Amazon.com, Inc. 1.2%
Tesla, Inc. 0.8%
Alphabet, Inc., Class A 0.8%
UnitedHealth Group, Inc. 0.7%
Berkshire Hathaway, Inc., Class B 0.7%
Alphabet, Inc., Class C 0.7%
Crown Castle, Inc., 12/12/2022 0.7%
U.S. Treasury Notes, 2.75%, 5/31/2029 0.6%
Other Holdings
#
88.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Multi-Cap Portfolio - October 31, 2022 - Fund Commentary - 15
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
(18.31)% 7.29% 9.92% 12/6/2018
Russell 3000
®
Index (16.52)% 9.79% 10.38%
1
Not subject to any SCs.

16 - Fund Commentary - October 31, 2022 - Nationwide Multi-Cap Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Multi-Cap Portfolio from inception through
10/31/22 versus the Russell 3000
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2022 - Fund Commentary - 17
Since the Fund’s inception September 9, 2022, through October 31, 2022, the Nationwide U.S. 130/30 Equity Portfolio Class R6
returned -1.00% versus -1.86% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Blend (consisting of 1197 investments as of October 31, 2022), was -4.34% for the period
September 10, 2022, through October 31, 2022. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
U.S. equities declined in September, then rallied in October, but the U.S. equities ended lower for the period. High inflation, hawkish Fed policy, and recession concerns pressured stocks, while economic data were mixed. Value stocks held up better than growth stocks, while small caps declined less than large caps.
Jacobs Levy’s investment process is engineered to combine human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. The firm’s stock selection process entails sophisticated modeling of a large number of stocks and proprietary factors using financial statements, analyst forecasts, corporate management signals, economic data and security pricing, as well as alternative data sources. Based on our factor models, we forecast expected returns for every security in our investment universe. Portfolios are diversified across individual stocks, industries, and sectors.
During the period, security selection in Health Care, Consumer Discretionary, and Financials benefited the Fund, and security selection in Communication Services detracted from performance. An overweight of Consumer Discretionary and an underweight of Energy also hurt the Fund’s performance.
The Fund permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The 130-30 portfolio allocates approximately 130% of capital to long equity exposures and approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s systematic risk and return. This portfolio structure enables us to exploit security valuation insights more fully (as compared to a long-only portfolio).
In selecting stocks for either the long portfolio or short portfolio, Jacobs Levy employs an evaluation process that focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to see diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage overall portfolio risk exposures relative to the
S&P 500
®
Index.
To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual total return swaps on
U.S. equity securities. Short exposure to equity securities is gained through the use of swap contracts and long exposure to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio through swaps.
While the strategy utilizes swaps as part of the implementation, stock selection and risk management are determined at the overall portfolio level through a unified investment process. For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the Fund’s total return.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D and Kenneth N. Levy, CFA
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund uses a long/short strategy: a long position (i.e., the Fund owns a stock outright) will cause the Fund to lose money if the price of the stock declines, and a short position will cause the Fund to lose money if the price of the stock increases. Short sales involve a form of leverage (investment exposure that exceeds the initial amount invested), which can exaggerate the Fund’s losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
Asset Allocation
1
Common Stocks 97.2%
Total Return Swaps 0.2%
Other assets in excess of liabilities 2.6%
100.0%
Top Industries
2
Software 11.5%
Specialty Retail 6.6%
Technology Hardware, Storage & Peripherals 6.2%
Insurance 6.0%
Health Care Providers & Services 6.0%
Hotels, Restaurants & Leisure 5.4%
Capital Markets 4.0%
Biotechnology 4.0%
Banks 3.9%
Interactive Media & Services 3.4%
Other Industries 43.0%
100.0%
Top Holdings
2
Microsoft Corp. 4.9%
Apple, Inc. 4.1%
Tesla, Inc. 3.0%
Amazon.com, Inc. 2.9%
AutoZone, Inc. 2.0%
Humana, Inc. 2.0%
Target Corp. 2.0%
Vertex Pharmaceuticals, Inc. 1.9%
O'Reilly Automotive, Inc. 1.9%
Corteva, Inc. 1.8%
Other Holdings 73.5%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2022 - Fund Commentary - 19
Average Annual Total Return
(For periods ended October 31, 2022)
10 yr. or
Inception*
Date of
Inception
Class R6
1
(1.00)% 9/9/2022
S&P 500
®
Index (1.86)%
*
Not annualized.
1
Not subject to any SCs.

20 - Fund Commentary - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide U.S. 130/30 Equity Portfolio from inception through 10/31/22 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

1940 Act Funds - October 31, 2022 - Shareholder Expense Example - 21
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022*) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022* through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022* through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
* For Nationwide U.S. 130/30 Equity Portfolio commencement of operations is September 12, 2022.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Bond Portfolio
Class R6 Shares
Actual
(a)
1,000.00 923.90 1.55 0.32
Hypothetical
(a)(b)
1,000.00 1,023.59 1.63 0.32
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 943.70 1.22 0.25
Hypothetical
(a)(b)
1,000.00 1,023.95 1.28 0.25

22 - Shareholder Expense Example - October 31, 2022 - 1940 Act Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide U.S. 130/30 Equity Portfolio
Class R6 Shares
Actual
(c)
1,000.00 990.00 0.67 0.47
Hypothetical
(b)(d)
1,000.00 1,022.84 2.40 0.47
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.
(c) Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from September
12, 2022 through October 31, 2022 multiplied by 50/365 to reflect the period from commencement of operations.
(d) Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1,
2022 through October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 23
Asset-Backed Securities 1.0%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0.8%
Other 0.8%
Barings CLO Ltd., Series
2019-3A, Class A1R,
5.31%, 4/20/2031(a)(b) 3,500,000 3,406,207
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 5.38%, 7/20/2034(a)
(b) 3,300,000 3,180,612
6,586,819
UNITED STATES 0.2%
Automobiles 0.2%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 473,614
Series 2020-3, Class D,
1.64%, 11/16/2026 710,000 678,524
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 932,554
Total Asset-Backed Securities
(cost  $8,779,734) 8,671,511
Commercial Mortgage-Backed Securities 2.3%
UNITED STATES 2.3%
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 888,855
Series 2022-BNK39,
Class A4, 2.93%,
2/15/2055 1,900,000 1,529,196
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,133,424
Series 2017-BNK6,
Class ASB, 3.29%,
7/15/2060 972,139 924,935
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 625,185
Series 2022-BNK40,
Class A4, 3.39%,
3/15/2064(a) 2,380,000 1,998,598
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 671,070
Benchmark Mortgage
Trust
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 448,918
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 617,012
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 227,842
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Citigroup Commercial
Mortgage Trust
Series 2013-GC11,
Class A4, 3.09%,
4/10/2046 414,000 411,620
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 413,552
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,905,733
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 947,228
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 808,601
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 770,241
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 724,781
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 469,240
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 347,252 326,774
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 449,530
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 500,840
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 445,796
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 443,477
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,133,807
Total Commercial Mortgage-Backed
Securities
(cost $21,255,688) 18,816,255

24 - Statement of Investments - October 31, 2022 - Nationwide Bond Portfolio
Corporate Bonds 40.1%
Principal
Amount ($) Value ($)
AUSTRALIA 0.1%
Banks 0.1%
Westpac Banking Corp.,
3.74%, 8/26/2025 385,000 371,475
BELGIUM 1.3%
Beverages 1.3%
Anheuser-Busch InBev
Worldwide, Inc.
4.75%, 1/23/2029 5,775,000 5,617,433
3.50%, 6/1/2030 5,575,000 4,983,116
10,600,549
CANADA 1.0%
Banks 0.5%
Bank of Montreal, 3.70%,
6/7/2025 670,000 641,277
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 930,403
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 726,581
Royal Bank of Canada
3.97%, 7/26/2024 380,000 371,221
2.05%, 1/21/2027 500,000 436,574
3.63%, 5/4/2027 150,000 138,373
Toronto-Dominion Bank
(The), 0.75%, 1/6/2026 1,200,000 1,035,316
4,279,745
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 277,057
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC
4.38%, 1/15/2028(b) 400,000 350,852
4.00%, 10/15/2030(b) 1,968,000 1,606,380
1,957,232
Oil, Gas & Consumable Fuels 0.2%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027 580,000 533,947
Enbridge, Inc.
1.60%, 10/4/2026 400,000 343,185
4.25%, 12/1/2026 500,000 473,209
1,350,341
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026(c) 100,000 92,971
Road & Rail 0.1%
Canadian Pacific Railway
Co., 2.45%, 12/2/2031 800,000 634,668
Wireless Telecommunication Services 0.0%
†
Rogers Communications,
Inc., 3.20%,
3/15/2027(b) 425,000 385,454
8,977,468
Corporate Bonds
Principal
Amount ($) Value ($)
CHINA 0.2%
Semiconductors & Semiconductor Equipment 0.2%
NXP BV
3.15%, 5/1/2027 265,000 234,403
3.40%, 5/1/2030 1,400,000 1,162,010
2.50%, 5/11/2031 400,000 300,835
1,697,248
FRANCE 0.1%
Thrifts & Mortgage Finance 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,113,350
GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(d) 1,000,000 911,616
(SOFR + 1.22%),
2.31%, 11/16/2027(d) 150,000 119,730
1,031,346
IRELAND 0.2%
Consumer Finance 0.2%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 868,461
3.30%, 1/30/2032 764,000 573,421
3.40%, 10/29/2033 400,000 289,154
1,731,036
JAPAN 0.7%
Automobiles 0.0%
†
Honda Motor Co. Ltd.,
2.53%, 3/10/2027 420,000 375,316
Banks 0.7%
Mitsubishi UFJ Financial
Group, Inc.
1.41%, 7/17/2025 1,000,000 892,650
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(d) 880,000 807,688
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(d) 850,000 715,547
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.83%), 2.34%,
1/19/2028(d) 200,000 170,666
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(d) 400,000 378,415
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026 2,250,000 1,933,694

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Banks
1.40%, 9/17/2026 260,000 220,093
5,118,753
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 313,262
5,807,331
MEXICO 0.5%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,561,810
Construction & Engineering 0.3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,120,950
3,682,760
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 236,301
ING Groep NV, 3.95%,
3/29/2027 200,000 182,128
418,429
PERU 0.0%
†
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 177,600
QATAR 0.1%
Oil, Gas & Consumable Fuels 0.1%
Qatar Energy, Reg. S,
2.25%, 7/12/2031 1,570,000 1,259,925
SAUDI ARABIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,103,375
SPAIN 0.3%
Banks 0.3%
Banco Santander SA
2.75%, 5/28/2025 400,000 362,821
1.85%, 3/25/2026 2,000,000 1,706,781
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(d) 400,000 326,469
2,396,071
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,103,750
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM 1.7%
Banks 1.1%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 5.30%,
8/9/2026(d) 215,000 204,673
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(d) 740,000 612,271
HSBC Holdings plc
(SOFR + 1.51%),
4.18%, 12/9/2025(d) 585,000 551,070
(SOFR + 1.93%),
2.10%, 6/4/2026(d) 1,350,000 1,187,415
(SOFR + 1.10%),
2.25%, 11/22/2027(d) 2,000,000 1,644,397
(SOFR + 2.61%),
5.21%, 8/11/2028(d) 2,215,000 2,028,142
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 191,690
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(d) 730,000 690,691
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 1,235,000 1,053,832
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(d) 1,200,000 1,118,941
9,283,122
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 317,954
Diversified Telecommunication Services 0.1%
Virgin Media Finance plc,
5.00%, 7/15/2030(b) 1,000,000 801,388
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027(c) 450,000 411,058
Tobacco 0.4%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 261,181
2.26%, 3/25/2028 970,000 768,686
7.75%, 10/19/2032 110,000 112,463
BAT International Finance
plc
1.67%, 3/25/2026 1,500,000 1,288,275

26 - Statement of Investments - October 31, 2022 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Tobacco
4.45%, 3/16/2028 325,000 287,849
2,718,454
13,531,976
UNITED STATES 33.3%
Aerospace & Defense 0.5%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 192,769
3.85%, 11/1/2048 450,000 283,302
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 446,335
Lockheed Martin Corp.,
3.90%, 6/15/2032 540,000 493,589
Raytheon Technologies
Corp., 3.95%, 8/16/2025 800,000 775,888
TransDigm UK Holdings
plc, 6.88%, 5/15/2026 800,000 780,812
TransDigm, Inc., 4.88%,
5/1/2029 950,000 807,742
3,780,437
Air Freight & Logistics 0.1%
United Parcel Service,
Inc., 3.90%, 4/1/2025 500,000 489,021
Airlines 0.3%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 1,000,000 910,000
United Airlines, Inc.,
4.63%, 4/15/2029(b) 2,000,000 1,710,580
2,620,580
Auto Components 0.2%
Icahn Enterprises LP
5.25%, 5/15/2027 1,000,000 921,390
4.38%, 2/1/2029 600,000 500,922
1,422,312
Automobiles 0.2%
Ford Motor Co., 6.10%,
8/19/2032 925,000 846,657
General Motors Co.,
4.20%, 10/1/2027 800,000 730,141
1,576,798
Banks 5.2%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 956,954
Bank of America Corp.
(SOFR + 0.65%),
1.53%, 12/6/2025(d) 1,300,000 1,183,980
(SOFR + 1.15%),
1.32%, 6/19/2026(d) 550,000 485,595
(SOFR + 1.75%),
4.83%, 7/22/2026(d) 635,000 618,390
(SOFR + 1.01%),
1.20%, 10/24/2026(d) 1,000,000 867,865
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 0.96%),
1.73%, 7/22/2027(d) 2,000,000 1,710,274
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 500,000 456,459
(SOFR + 2.04%),
4.95%, 7/22/2028(d) 660,000 629,526
(SOFR + 1.06%),
2.09%, 6/14/2029(c)(d) 4,075,000 3,297,519
6.11%, 1/29/2037 4,500,000 4,321,488
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(d) 200,000 172,874
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(d) 580,000 563,861
4.40%, 6/10/2025 200,000 193,630
3.20%, 10/21/2026 1,000,000 910,660
(SOFR + 0.77%),
1.46%, 6/9/2027(d) 4,150,000 3,515,470
4.45%, 9/29/2027 400,000 371,267
(SOFR + 1.35%),
3.06%, 1/25/2033(d) 3,650,000 2,843,513
HSBC USA, Inc., 3.75%,
5/24/2024 970,000 941,210
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(d) 979,000 892,680
(SOFR + 1.85%),
2.08%, 4/22/2026(d) 491,000 446,971
2.95%, 10/1/2026 753,000 688,207
(SOFR + 0.80%),
1.05%, 11/19/2026(d) 1,000,000 861,404
(SOFR + 0.89%),
1.58%, 4/22/2027(d) 218,000 187,492
1.47%, 9/22/2027 1,000,000 840,117
(SOFR + 1.89%),
2.18%, 6/1/2028(d) 1,850,000 1,564,940
(SOFR + 1.99%),
4.85%, 7/25/2028(d) 1,665,000 1,582,865
(SOFR + 2.52%),
2.96%, 5/13/2031(d) 400,000 314,693
(SOFR + 1.26%),
2.96%, 1/25/2033(d) 425,000 332,027
(SOFR + 1.80%),
4.59%, 4/26/2033(d) 5,075,000 4,519,515
SVB Financial Group,
1.80%, 10/28/2026 115,000 97,192
Truist Financial Corp.,
3.70%, 6/5/2025 1,000,000 958,746
US Bancorp, (SOFR
+ 1.66%), 4.55%,
7/22/2028(d) 170,000 161,610
Wells Fargo & Co.
(SOFR + 1.32%),
3.91%, 4/25/2026(d) 1,605,000 1,529,209

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.51%),
3.53%, 3/24/2028(d) 705,000 634,820
(SOFR + 2.10%),
2.39%, 6/2/2028(d) 1,500,000 1,281,286
(SOFR + 1.26%),
2.57%, 2/11/2031(d) 3,680,000 2,932,607
(SOFR + 2.10%),
4.90%, 7/25/2033(d) 400,000 365,978
44,232,894
Beverages 0.6%
Constellation Brands, Inc.
4.40%, 11/15/2025 800,000 778,832
4.75%, 12/1/2025 500,000 492,964
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025 500,000 474,535
3.95%, 4/15/2029(c) 1,648,000 1,495,088
3.20%, 5/1/2030 470,000 398,027
4.05%, 4/15/2032 355,000 310,837
PepsiCo, Inc., 3.60%,
2/18/2028 760,000 715,225
4,665,508
Biotechnology 0.4%
AbbVie, Inc., 4.25%,
11/21/2049 3,050,000 2,366,216
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,164,719
3,530,935
Building Products 0.1%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 298,812
Carrier Global Corp.,
2.49%, 2/15/2027 378,000 332,698
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 452,184
1,083,694
Capital Markets 2.9%
Ares Capital Corp.
3.88%, 1/15/2026 500,000 448,271
2.15%, 7/15/2026 2,350,000 1,945,546
2.88%, 6/15/2028 500,000 390,457
Barings BDC, Inc., 3.30%,
11/23/2026(b) 25,000 20,652
Blackstone Private
Credit Fund, 2.70%,
1/15/2025(c) 130,000 118,762
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 969,304
2.45%, 3/3/2027 205,000 182,898
CME Group, Inc., 2.65%,
3/15/2032 60,000 48,272
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 827,282
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 176,079
2.63%, 1/15/2027 500,000 402,803
3.25%, 7/15/2027 1,350,000 1,106,189
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 135,665
Intercontinental Exchange,
Inc., 3.65%, 5/23/2025 335,000 324,397
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 1,740,000 1,518,655
Morgan Stanley
4.00%, 7/23/2025 200,000 192,222
5.00%, 11/24/2025 300,000 299,302
(SOFR + 0.72%),
0.98%, 12/10/2026(d) 2,420,000 2,070,929
3.63%, 1/20/2027 1,000,000 921,325
(SOFR + 0.88%),
1.59%, 5/4/2027(d) 2,450,000 2,096,600
(SOFR + 0.86%),
1.51%, 7/20/2027(d) 3,000,000 2,543,715
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(d) 4,700,000 4,288,764
Nasdaq, Inc., 3.85%,
6/30/2026(c) 200,000 190,412
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 342,367
3.44%, 10/15/2028 150,000 109,366
S&P Global, Inc.
2.45%, 3/1/2027(b) 870,000 779,419
4.75%, 8/1/2028(b) 780,000 756,113
1.25%, 8/15/2030 500,000 371,615
23,577,381
Chemicals 0.9%
Cabot Corp., 4.00%,
7/1/2029 720,000 624,606
Celanese US Holdings
LLC
5.90%, 7/5/2024 2,375,000 2,333,787
6.05%, 3/15/2025 2,375,000 2,309,562
1.40%, 8/5/2026 230,000 185,431
6.33%, 7/15/2029 250,000 232,553
Chemours Co. (The),
5.75%, 11/15/2028(b) 915,000 777,293
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 146,939
EI du Pont de Nemours
and Co., 2.30%,
7/15/2030 395,000 318,623
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 17,420
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 347,500

28 - Statement of Investments - October 31, 2022 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Sherwin-Williams Co.
(The), 3.45%, 6/1/2027 305,000 280,191
7,573,905
Commercial Services & Supplies 0.5%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 544,807
3.70%, 4/1/2027 4,000 3,771
Republic Services, Inc.,
3.95%, 5/15/2028 2,980,000 2,769,599
Waste Connections, Inc.,
3.20%, 6/1/2032(c) 145,000 120,859
Waste Management, Inc.,
4.15%, 4/15/2032 1,025,000 942,524
4,381,560
Communications Equipment 0.3%
Motorola Solutions, Inc.
4.60%, 2/23/2028 1,190,000 1,114,984
4.60%, 5/23/2029 1,658,000 1,524,195
2,639,179
Construction & Engineering 0.1%
AECOM, 5.13%,
3/15/2027 400,000 378,708
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 78,933
2.35%, 1/15/2032 505,000 364,507
822,148
Construction Materials 0.0%
†
Martin Marietta
Materials, Inc., 3.50%,
12/15/2027(c) 300,000 273,257
Consumer Finance 0.6%
American Express Co.
3.38%, 5/3/2024 220,000 213,378
3.95%, 8/1/2025 200,000 192,117
American Honda Finance
Corp., 1.20%, 7/8/2025 1,000,000 901,539
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 502,789
General Motors Financial
Co., Inc.
3.80%, 4/7/2025 70,000 66,160
4.35%, 1/17/2027 600,000 552,128
John Deere Capital Corp.,
3.40%, 6/6/2025(c) 1,015,000 978,983
Toyota Motor Credit Corp.,
3.95%, 6/30/2025 1,375,000 1,339,643
4,746,737
Containers & Packaging 0.0%
†
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 353,791
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Distributors 0.1%
Genuine Parts Co., 1.75%,
2/1/2025 1,000,000 922,258
Diversified Consumer Services 0.1%
Service Corp.
International, 4.00%,
5/15/2031 600,000 497,962
Diversified Financial Services 0.0%
†
Block Financial LLC,
2.50%, 7/15/2028 275,000 225,704
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 86,577
1.35%, 3/15/2031 100,000 71,883
384,164
Diversified Telecommunication Services 2.4%
AT&T, Inc.
1.70%, 3/25/2026 1,000,000 881,903
2.30%, 6/1/2027 2,505,000 2,184,731
1.65%, 2/1/2028 2,300,000 1,897,777
2.75%, 6/1/2031 6,475,000 5,180,305
CCO Holdings LLC,
6.38%, 9/1/2029(b) 935,000 861,589
Frontier Communications
Holdings LLC, 8.75%,
5/15/2030(b) 1,100,000 1,123,375
Level 3 Financing, Inc.,
4.63%, 9/15/2027(b) 850,000 737,596
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,003,462
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,317,631
4.33%, 9/21/2028 5,175,000 4,851,392
20,039,761
Electric Utilities 0.9%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 78,784
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 154,848
Commonwealth Edison
Co., 2.20%, 3/1/2030(c) 149,000 121,482
Duke Energy Corp.
3.15%, 8/15/2027(c) 600,000 539,709
4.30%, 3/15/2028 90,000 84,597
Entergy Corp., 0.90%,
9/15/2025 100,000 87,587
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 91,158
Eversource Energy,
4.20%, 6/27/2024 665,000 654,308
Georgia Power Co.,
4.70%, 5/15/2032 390,000 366,243
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 183,553

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 93,643
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028 2,495,000 2,059,966
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 91,866
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032(b) 125,000 114,636
4.55%, 9/15/2032(b) 160,000 150,872
Pacific Gas and Electric
Co., 2.10%, 8/1/2027 300,000 246,676
PacifiCorp, 2.70%,
9/15/2030 100,000 82,293
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 45,628
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 448,984
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 219,713
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 74,392
Union Electric Co., 2.95%,
3/15/2030 100,000 85,280
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 173,512
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 26,654
3.95%, 9/1/2032 155,000 137,080
Xcel Energy, Inc., 1.75%,
3/15/2027 850,000 729,919
7,143,383
Electrical Equipment 0.0%
†
Atkore, Inc., 4.25%,
6/1/2031(b) 500,000 405,000
Electronic Equipment, Instruments & Components 0.0%
†
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 60,000 53,059
CDW LLC, 3.25%,
2/15/2029 125,000 102,189
155,248
Energy Equipment & Services 0.2%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,356,760
Entertainment 0.4%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 385,205
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 410,000 398,034
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Entertainment
Warnermedia Holdings,
Inc., 5.05%,
3/15/2042(b) 3,225,000 2,359,394
3,142,633
Equity Real Estate Investment Trusts (REITs) 1.6%
American Tower Corp.
1.45%, 9/15/2026 210,000 176,497
2.75%, 1/15/2027 300,000 262,920
3.65%, 3/15/2027 580,000 524,444
Camden Property Trust,
3.15%, 7/1/2029 100,000 85,705
Crown Castle, Inc.
1.35%, 7/15/2025 1,000,000 893,256
4.45%, 2/15/2026 200,000 191,458
2.90%, 3/15/2027 100,000 88,180
3.65%, 9/1/2027 728,000 658,337
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 182,066
ERP Operating LP, 2.85%,
11/1/2026 100,000 90,550
Extra Space Storage LP,
3.90%, 4/1/2029 430,000 377,155
GLP Capital LP, 5.75%,
6/1/2028 510,000 473,103
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,017,870
Life Storage LP, 3.88%,
12/15/2027 300,000 271,231
LifeStorage LP, 3.50%,
7/1/2026 2,400,000 2,227,741
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,273,248
Public Storage
3.09%, 9/15/2027 150,000 136,270
1.85%, 5/1/2028 1,910,000 1,584,718
1.95%, 11/9/2028 600,000 493,617
3.39%, 5/1/2029 550,000 485,852
2.30%, 5/1/2031 950,000 745,398
Realty Income Corp.,
5.63%, 10/13/2032 185,000 180,732
Simon Property Group LP,
1.38%, 1/15/2027 80,000 67,786
VICI Properties LP
4.38%, 5/15/2025 1,090,000 1,035,675
4.50%, 1/15/2028(b) 250,000 219,221
13,743,030
Food & Staples Retailing 0.1%
Albertsons Cos., Inc.,
4.63%, 1/15/2027(b) 850,000 787,704
Food Products 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,163,730
General Mills, Inc., 4.20%,
4/17/2028 250,000 236,324

30 - Statement of Investments - October 31, 2022 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
Kraft Heinz Foods Co.
3.88%, 5/15/2027 940,000 880,736
3.75%, 4/1/2030 850,000 755,367
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 215,639
Post Holdings, Inc., 5.50%,
12/15/2029(b) 970,000 872,922
4,124,718
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 45,600
1.50%, 1/15/2031 100,000 74,571
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 724,426
2.95%, 3/1/2031 200,000 149,965
ONE Gas, Inc., 4.25%,
9/1/2032(c) 195,000 178,262
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029(c) 100,000 88,600
1,261,424
Health Care Equipment & Supplies 0.1%
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 790,179
Health Care Providers & Services 2.2%
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 81,828
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 477,260
Centene Corp., 2.63%,
8/1/2031 800,000 612,184
Cigna Corp., 2.40%,
3/15/2030 4,575,000 3,724,010
CVS Health Corp.
3.88%, 7/20/2025 500,000 482,422
1.30%, 8/21/2027 1,300,000 1,076,708
1.88%, 2/28/2031 1,975,000 1,498,631
HCA, Inc.
5.25%, 6/15/2026 500,000 484,565
4.13%, 6/15/2029 270,000 238,250
Humana, Inc., 3.70%,
3/23/2029 255,000 227,201
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026 1,846,000 1,602,627
Tenet Healthcare Corp.,
6.25%, 2/1/2027(b) 500,000 477,160
UnitedHealth Group, Inc.
3.70%, 5/15/2027 140,000 132,308
5.30%, 2/15/2030 2,475,000 2,474,595
2.30%, 5/15/2031 1,970,000 1,578,835
5.35%, 2/15/2033 2,075,000 2,081,648
5.88%, 2/15/2053 775,000 790,960
18,041,192
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure 0.4%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 389,549
Marriott International, Inc.,
5.00%, 10/15/2027 170,000 163,619
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 925,000 719,708
McDonald's Corp., 3.50%,
7/1/2027 750,000 698,436
Royal Caribbean
Cruises Ltd., 11.63%,
8/15/2027(b) 915,000 877,430
2,848,742
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 243,006
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 145,822
Insurance 1.1%
Aflac, Inc., 3.60%,
4/1/2030 167,000 148,088
Aon Corp., 2.80%,
5/15/2030 200,000 163,906
Assurant, Inc., 4.90%,
3/27/2028 2,530,000 2,375,692
Athene Holding Ltd.,
4.13%, 1/12/2028 225,000 200,385
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 834,642
4.20%, 3/17/2032 280,000 234,943
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 516,157
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 944,435
2.25%, 11/15/2030(c) 2,700,000 2,115,487
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 767,442
3.00%, 3/15/2032 230,000 189,917
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 238,247
Willis North America, Inc.
4.50%, 9/15/2028 250,000 229,828
2.95%, 9/15/2029 200,000 161,821
9,120,990
Interactive Media & Services 0.2%
Meta Platforms, Inc.,
3.50%, 8/15/2027(b) 810,000 743,551
Ziff Davis, Inc., 4.63%,
10/15/2030(b) 900,000 760,698
1,504,249

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 3.10%,
5/12/2051 675,000 455,250
IT Services 1.1%
Fidelity National
Information Services,
Inc., 4.50%, 7/15/2025 45,000 43,773
Global Payments, Inc.,
5.30%, 8/15/2029(c) 365,000 343,790
International Business
Machines Corp.
4.00%, 7/27/2025 4,080,000 3,980,985
4.15%, 7/27/2027 3,760,000 3,591,688
6.50%, 1/15/2028 1,350,000 1,409,553
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 3,910
2.70%, 10/15/2028 40,000 28,920
9,402,619
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(c) 250,000 209,624
Machinery 0.3%
IDEX Corp., 2.63%,
6/15/2031 1,160,000 924,535
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,856,364
2,780,899
Media 0.4%
Comcast Corp., 3.15%,
3/1/2026 1,000,000 939,302
Directv Financing LLC,
5.88%, 8/15/2027(b) 1,400,000 1,260,840
Sirius XM Radio, Inc.,
5.50%, 7/1/2029(b) 815,000 751,675
2,951,817
Metals & Mining 0.4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 103,134
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,865,939
2.15%, 8/15/2030 620,000 466,040
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 613,030
3,048,143
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 169,792
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 45,190
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 83,138
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Multi-Utilities
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 92,348
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 95,867
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 85,832
Sempra Energy
3.25%, 6/15/2027 100,000 90,436
3.70%, 4/1/2029 200,000 176,311
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 73,474
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 177,151
1,089,539
Oil, Gas & Consumable Fuels 3.3%
California Resources
Corp., 7.13%,
2/1/2026(b) 800,000 784,648
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 4,270,000 4,165,941
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 148,314
ConocoPhillips Co.,
6.95%, 4/15/2029 1,981,000 2,150,806
CQP Holdco LP, 5.50%,
6/15/2031(b) 500,000 443,750
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,453,771
4.50%, 1/15/2030 389,000 354,867
Energy Transfer LP,
2.90%, 5/15/2025 800,000 742,624
EQT Corp.
3.90%, 10/1/2027 870,000 781,930
5.00%, 1/15/2029 810,000 752,458
7.00%, 2/1/2030(e) 100,000 102,505
Global Partners LP, 6.88%,
1/15/2029 900,000 814,275
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,207,082
MPLX LP
1.75%, 3/1/2026 2,080,000 1,813,435
4.25%, 12/1/2027 1,000,000 922,037
4.80%, 2/15/2029 1,308,000 1,210,676
2.65%, 8/15/2030 600,000 472,351
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,854,309
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 901,237
4.00%, 7/13/2027 800,000 725,203
4.55%, 7/15/2028 1,460,000 1,324,945
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 40,000 39,113
Pioneer Natural Resources
Co., 1.13%, 1/15/2026 500,000 435,556

32 - Statement of Investments - October 31, 2022 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 183,658
Targa Resources Partners
LP
6.50%, 7/15/2027 106,000 105,202
5.00%, 1/15/2028 1,890,000 1,742,777
6.88%, 1/15/2029 500,000 498,218
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 899,766
27,031,454
Pharmaceuticals 0.5%
Merck & Co., Inc., 1.90%,
12/10/2028(c) 3,000,000 2,513,868
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 182,151
Zoetis, Inc.
3.00%, 9/12/2027 450,000 403,161
3.90%, 8/20/2028 1,640,000 1,511,495
4,610,675
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 779,424
Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 107,475
2.10%, 10/1/2031 105,000 82,398
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 918,972
Broadcom, Inc.
3.15%, 11/15/2025 1,650,000 1,538,218
1.95%, 2/15/2028(b) 2,600,000 2,118,412
4.11%, 9/15/2028 580,000 520,389
Texas Instruments, Inc.,
3.65%, 8/16/2032 1,055,000 943,227
Xilinx, Inc., 2.38%,
6/1/2030 250,000 204,192
6,433,283
Software 0.5%
Adobe, Inc., 2.30%,
2/1/2030 250,000 207,765
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,801,683
Intuit, Inc., 1.65%,
7/15/2030 54,000 41,670
Oracle Corp.
2.50%, 4/1/2025(c) 450,000 420,437
1.65%, 3/25/2026 1,250,000 1,097,319
2.30%, 3/25/2028 600,000 501,908
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 423,543
VMware, Inc., 4.70%,
5/15/2030 35,000 31,604
4,525,929
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail 0.9%
Home Depot, Inc. (The)
2.70%, 4/15/2025 200,000 190,205
2.88%, 4/15/2027(c) 90,000 82,696
Lowe's Cos., Inc.
3.35%, 4/1/2027 245,000 226,603
1.70%, 9/15/2028 6,100,000 4,988,149
1.70%, 10/15/2030 925,000 697,627
2.63%, 4/1/2031(c) 1,305,000 1,044,838
7,230,118
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.
1.40%, 8/5/2028 160,000 132,473
3.35%, 8/8/2032 210,000 185,117
Dell International LLC,
6.10%, 7/15/2027 370,000 370,333
HP, Inc.
1.45%, 6/17/2026 1,592,000 1,359,932
3.00%, 6/17/2027 35,000 30,828
4.00%, 4/15/2029 979,000 855,338
NetApp, Inc., 1.88%,
6/22/2025 75,000 67,799
3,001,820
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage
Holdings, Inc., 5.75%,
11/15/2031(b) 1,711,000 1,312,541
Tobacco 0.5%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 276,809
4.80%, 2/14/2029 927,000 853,375
Philip Morris International,
Inc.
1.50%, 5/1/2025 2,000,000 1,822,697
0.88%, 5/1/2026 2,050,000 1,750,397
4,703,278
Trading Companies & Distributors 0.1%
Air Lease Corp., 2.20%,
1/15/2027 165,000 138,009
Aircastle Ltd., 4.25%,
6/15/2026 75,000 66,195
Boise Cascade Co.,
4.88%, 7/1/2030(b) 500,000 418,265
622,469
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 90,056
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 40,628
130,684
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.
3.50%, 4/15/2025 1,500,000 1,431,018
2.88%, 2/15/2031 1,014,000 816,290

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Wireless Telecommunication Services
3.50%, 4/15/2031 971,000 816,423
3,063,731
277,811,659
Total Corporate Bonds
(cost $362,314,661) 334,815,348
Municipal Bonds 0.1%
CALIFORNIA 0.1%
Los Angeles Community
College District,
GO, 1.81%, 8/1/2030 200,000 159,773
University of California,
RB, 1.61%, 5/15/2030 200,000 154,816
314,589
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 58,697
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts,
GO, 4.91%, 5/1/2029 100,000 98,500
Total Municipal Bonds
(cost $585,087) 471,786
Mortgage-Backed Securities 36.4%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 178,020 140,920
Pool# QB4050
2.00%, 10/1/2050 948,372 750,725
Pool# QB3891
2.00%, 10/1/2050 127,004 100,536
Pool# RA3986
2.50%, 11/1/2050 1,565,224 1,287,385
Pool# SD8129
2.50%, 2/1/2051 3,845,752 3,173,834
Pool# SD7536
2.50%, 2/1/2051 1,592,580 1,317,144
Pool# SD8145
1.50%, 5/1/2051 4,777,555 3,559,951
Pool# SD1501
4.00%, 8/1/2052 1,231,332 1,120,905
Pool# RA7920
4.00%, 9/1/2052 1,581,255 1,438,792
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,177,527 1,087,082
Pool# MA4106
1.50%, 7/1/2035 905,817 771,518
Pool# CA9152
2.50%, 2/1/2036 2,486,651 2,248,729
Pool# BT2234
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
2.00%, 4/1/2037 4,821,821 4,222,606
Pool# CB3758
2.00%, 5/1/2037 2,666,274 2,344,076
Pool# MA4685
1.50%, 6/1/2037 3,077,248 2,620,739
Pool# FS0146
3.50%, 9/1/2043 1,707,403 1,549,280
Pool# BE3774
4.00%, 7/1/2047 992,411 923,787
Pool# BM2007
4.00%, 9/1/2048 268,382 248,368
Pool# CA2471
4.00%, 10/1/2048 953,033 881,953
Pool# MA3692
3.50%, 7/1/2049 3,211,087 2,861,456
Pool# FM2363
3.00%, 1/1/2050 888,585 768,729
Pool# CA6020
3.00%, 6/1/2050 1,954,931 1,670,757
Pool# MA4158
2.00%, 10/1/2050 235,027 186,589
Pool# CA7404
4.00%, 10/1/2050 4,299,249 3,939,475
Pool# MA4210
2.50%, 12/1/2050 513,424 423,503
Pool# CA9190
2.00%, 2/1/2051 3,025,544 2,394,550
Pool# FM6554
2.00%, 3/1/2051 1,297,704 1,027,081
Pool# FM6834
2.00%, 4/1/2051 599,729 474,628
Pool# BR7647
2.00%, 4/1/2051 77,753 61,521
Pool# MA4325
2.00%, 5/1/2051 9,887,290 7,823,797
Pool# FM8057
3.00%, 7/1/2051 4,291,276 3,673,123
Pool# MA4398
2.00%, 8/1/2051 7,265,403 5,747,883
Pool# MA4400
3.00%, 8/1/2051 3,962,575 3,385,699
Pool# MA4437
2.00%, 10/1/2051 1,072,049 845,639
Pool# FM8997
2.50%, 10/1/2051 9,131,213 7,507,295
Pool# FM9450
2.00%, 11/1/2051 168,360 133,502
Pool# FM9578
2.00%, 12/1/2051 32,201 25,465
Pool# CB2809
2.50%, 2/1/2052 3,236,288 2,656,682
Pool# CB3156
2.00%, 3/1/2052 9,717,636 7,677,113
Pool# CB3159
2.50%, 3/1/2052 8,406,135 6,898,155
Pool# MA4578
2.50%, 4/1/2052 2,981,055 2,442,832
Pool# CB3368
3.00%, 4/1/2052 1,912,509 1,629,951

34 - Statement of Investments - October 31, 2022 - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# CB3769
3.50%, 6/1/2052 1,405,653 1,237,318
Pool# CB3915
4.50%, 6/1/2052 2,048,091 1,924,817
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 11/25/2052 8,000,000 6,302,500
2.50%, 11/25/2052 13,000,000 10,637,746
3.00%, 11/25/2052 12,000,000 10,197,188
3.50%, 11/25/2052 2,000,000 1,757,636
4.00%, 11/25/2052 3,000,000 2,726,672
4.50%, 11/25/2052 15,000,000 14,069,531
5.00%, 11/25/2052 15,000,000 14,463,867
5.50%, 11/25/2052 5,000,000 4,931,418
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 468,684 419,043
Pool# AC0071
3.50%, 10/20/2042 679,754 606,936
Pool# MA2600
3.00%, 2/20/2045 506,526 452,892
Pool# MA2825
3.00%, 5/20/2045 370,177 330,787
Pool# MA4509
3.00%, 6/20/2047 475,137 419,190
Pool# MA4718
3.00%, 9/20/2047 439,943 387,910
Pool# MA4719
3.50%, 9/20/2047 1,723,783 1,574,292
Pool# MA6409
3.00%, 1/20/2050 184,851 162,706
Pool# MA6710
3.00%, 6/20/2050 1,014,061 894,929
Pool# MA7535
3.00%, 8/20/2051 1,059,844 928,713
Pool# MA7705
2.50%, 11/20/2051 4,064,110 3,455,570
Pool# MA7707
3.50%, 11/20/2051 2,843,239 2,547,942
Pool# MA7766
2.00%, 12/20/2051 21,794,720 17,959,095
Pool# MA7767
2.50%, 12/20/2051 11,482,195 9,753,992
Pool# MA7768
3.00%, 12/20/2051 2,875,019 2,514,831
Pool# MA7881
2.50%, 2/20/2052 6,327,875 5,372,647
Pool# MA8150
4.00%, 7/20/2052 506,071 466,859
Pool# MA8197
2.50%, 8/20/2052 493,245 418,729
Pool# MA8198
3.00%, 8/20/2052 2,481,663 2,162,769
Pool# MA8201
4.50%, 8/20/2052 275,275 261,186
GNMA TBA
3.00%, 11/15/2052 4,000,000 3,481,562
3.50%, 11/15/2052 2,000,000 1,789,823
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA (continued)
4.00%, 11/15/2052 6,000,000 5,528,344
4.50%, 11/15/2052 38,000,000 36,010,937
5.00%, 11/15/2052 28,000,000 27,235,469
5.50%, 11/15/2052 17,000,000 16,913,580
Total Mortgage-Backed Securities
(cost $328,417,709) 304,343,181
Foreign Government Securities 0.8%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 47,013
Province of British
Columbia, 1.30%,
1/29/2031 25,000 19,426
Province of Ontario
0.63%, 1/21/2026 50,000 43,832
2.30%, 6/15/2026 45,000 41,234
1.05%, 5/21/2027 25,000 21,337
2.00%, 10/2/2029 25,000 21,158
1.13%, 10/7/2030 40,000 30,664
Province of Quebec
0.60%, 7/23/2025 50,000 44,838
2.50%, 4/20/2026 50,000 46,448
2.75%, 4/12/2027 25,000 23,250
339,200
CHILE 0.0%
†
Republic of Chile, 3.25%,
9/21/2071 860,000 473,681
INDONESIA 0.3%
Republic of Indonesia
Reg. S, 3.85%,
7/18/2027 2,010,000 1,878,225
3.35%, 3/12/2071 1,450,000 870,940
2,749,165
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,121,544
3.75%, 4/19/2071 2,330,000 1,331,260
2,452,804
PANAMA 0.1%
Republic of Panama,
3.87%, 7/23/2060 900,000 520,709
PERU 0.1%
Republic of Peru, 3.23%,
7/28/2121 1,040,000 552,832
Total Foreign Government Securities
(cost $7,287,381) 7,088,391
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 907,957

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 35
Supranational
Principal
Amount ($) Value ($)
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 935,148
Total Supranational
(cost $2,021,685) 1,843,105
U.S. Treasury Obligations 35.3%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,086,523
1.88%, 2/15/2041 24,900,000 16,832,789
2.00%, 11/15/2041 40,000,000 27,268,750
3.38%, 8/15/2042 12,050,000 10,395,008
2.75%, 11/15/2042 6,500,000 5,007,793
3.00%, 5/15/2045 11,000,000 8,676,680
2.50%, 5/15/2046 2,000,000 1,427,031
2.25%, 8/15/2046 8,000,000 5,414,375
3.00%, 2/15/2047 2,934,700 2,308,096
3.00%, 2/15/2048 15,500,000 12,239,551
1.63%, 11/15/2050 7,000,000 4,003,125
2.25%, 2/15/2052 4,500,000 3,017,813
2.88%, 5/15/2052 2,500,000 1,940,234
3.00%, 8/15/2052 24,800,000 19,859,375
U.S. Treasury Notes
2.75%, 5/15/2025 6,330,000 6,070,371
4.25%, 10/15/2025 15,000,000 14,920,312
4.13%, 9/30/2027 42,450,000 42,217,852
4.13%, 10/31/2027 10,090,000 10,037,185
3.88%, 9/30/2029 16,400,000 16,107,875
0.63%, 8/15/2030 34,000,000 26,262,344
1.63%, 5/15/2031 31,000,000 25,618,594
1.38%, 11/15/2031 25,000,000 19,947,266
2.88%, 5/15/2032 2,800,000 2,537,062
2.75%, 8/15/2032 13,150,000 11,767,195
Total U.S. Treasury Obligations
(cost $338,434,628) 294,963,199
Repurchase Agreement 0.3%
CF Secured, LLC 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase
price $2,139,174,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$2,181,957. (f)(g) 2,138,995 2,138,995
Total Repurchase
Agreement
(cost $2,138,995)
2,138,995
Total Investments Before TBA Sale Commitments
(cost $1,071,235,568) — 116.5% 973,151,771
TBA Sale Commitment   (0.6)%
Principal
Amount ($) Value ($)
Mortgage-Backed Security
GNMA TBA 2.50%,
11/15/2052 (6,000,000) (5,083,167)
Total TBA Sale Commitment
(cost $(5,114,531)) (5,083,167)
Total Investments
(cost $1,066,121,037) — 115.9% 968,068,604
Liabilities in excess of other assets
— (15.9)% (133,119,529)
NET ASSETS — 100.0%
$ 834,949,075
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of October 31, 2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $35,697,918 which represents 4.28% of net assets.
(c) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $42,777,062, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,138,995 and by $41,906,454 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.38%, and maturity
dates ranging from 1/15/2023 – 8/15/2052, a total value of
$44,045,449.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $2,138,995.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.

36 - Statement of Investments - October 31, 2022 - Nationwide Bond Portfolio
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.82 USD 45,400,000 307,633 86,846 394,479
Total unrealized depreciation 307,633 86,846 394,479
As of October 31, 2022, the Fund had $963,586 segregated as collateral for swap contracts.
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Nationwide Bond Portfolio - October 31, 2022 - Statement of Investments - 37
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 382 12/2022 USD 78,074,234 (66,342)
Total long contracts (66,342)
Short Contracts
U.S. Treasury 5 Year Note (433) 12/2022 USD (46,155,094) (7,802)
U.S. Treasury 10 Year Note (703) 12/2022 USD (77,747,406) 523,909
U.S. Treasury 10 Year Ultra Note (159) 12/2022 USD (18,441,516) (200,669)
U.S. Treasury Long Bond (454) 12/2022 USD (54,707,000) 81,757
U.S. Treasury Ultra Bond (57) 12/2022 USD (7,276,406) (111,734)
Total short contracts 285,461
Net contracts 219,119
As of October 31, 2022, the Fund had $21,000 segregated as collateral with the broker for open futures contracts. Due to broker on the
Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Asset-Backed Securities 4.2%
Principal
Amount ($) Value ($)
Automobiles 0.4%
Avis Budget Rental Car
Funding AESOP LLC
Series 2021-1A, Class A,
1.38%, 8/20/2027(a) 2,190,000 1,865,760
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,253,027
Ford Credit Floorplan Master
Owner Trust
Series 2020-2, Class A,
1.06%, 9/15/2027 2,940,000 2,614,793
Series 2018-4, Class A,
4.06%, 11/15/2030 1,150,000 1,045,641
GM Financial Revolving
Receivables Trust, Series
2021-1, Class A, 1.17%,
6/12/2034(a) 6,500,000 5,566,742
Hertz Vehicle Financing III LP
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 4,250,000 3,583,800
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,730,666
20,660,429
Equipment Loans & Leases 0.1%
CLI Funding VIII LLC, Series
2022-1A, Class A, 2.72%,
1/18/2047(a) 3,995,992 3,359,285
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 351,278 345,689
3,704,974
Home Equity 0.2%
Ameriquest Mortgage
Securities, Inc. Asset-
Backed Pass-Through
Certificates, Series 2004-
R10, Class M6, 5.64%,
11/25/2034(b) 1,815,679 1,531,726
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2,
5.34%, 10/25/2037(a)(b) 5,000,000 4,128,006
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 4.13%,
12/25/2034(b) 797,798 749,512
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 3.71%,
11/25/2036(b) 919,171 837,253
GSAA Home Equity Trust,
Series 2005-6, Class M4,
4.64%, 6/25/2035(b) 1,090,000 867,621
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 4.61%,
9/25/2034(b) 963,706 907,953
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 4.15%,
2/25/2036(b) 637,076 628,513
RAAC Trust, Series 2005-
SP3, Class M2, 4.79%,
12/25/2035(b) 115,535 115,307
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
3.83%, 10/25/2046(b) 1,329,000 1,095,720
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 4.79%,
8/25/2034(b) 921,850 887,756
11,749,367
Other 2.8%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 6.19%,
1/20/2032(a)(b) 2,840,000 2,733,165
ABPCI Direct Lending Fund IX
LLC, Series 2020-9A, Class
A1R, 5.76%, 11/18/2031(a)
(b) 3,000,000 2,861,463
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 5.62%,
1/19/2033(a)(b) 1,500,000 1,459,664
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 4.04%,
11/2/2030(a)(b) 392,000 383,105
AMMC CLO 23 Ltd., Series
2020-23A, Class A1R,
5.12%, 10/17/2031(a)(b) 600,000 581,237
Apidos CLO XII, Series 2013-
12A, Class AR, 5.16%,
4/15/2031(a)(b) 1,100,000 1,073,325
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 4.24%,
1/15/2037(a)(b) 666,000 643,006
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
5.38%, 4/18/2033(a)(b) 2,250,000 2,175,552
Balboa Bay Loan Funding
Ltd., Series 2020-1A, Class
AR, 5.36%, 1/20/2032(a)(b) 5,000,000 4,857,810
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
4.18%, 11/20/2030(a)(b) 970,000 930,252
BCRED MML CLO LLC,
Series 2021-1A, Class A,
5.56%, 1/15/2035(a)(b) 1,650,000 1,527,380
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,306,109 1,042,513
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A,
5.94%, 4/20/2033(a)(b) 5,000,000 4,671,140

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 39
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
BlueMountain CLO Ltd.,
Series 2015-3A, Class A1R,
5.24%, 4/20/2031(a)(b) 1,215,000 1,183,732
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
5.16%, 7/15/2031(a)(b) 2,000,000 1,947,336
Carlyle Global Market
Strategies CLO Ltd.
Series 2014-1A, Class
A1R2, 5.05%, 4/17/2031(a)
(b) 1,450,590 1,411,075
Series 2014-3RA, Class
A1A, 5.41%, 7/27/2031(a)
(b) 247,958 241,566
Series 2015-4A, Class A1R,
5.58%, 7/20/2032(a)(b) 1,100,000 1,067,702
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 5.94%,
4/20/2029(a)(b) 3,050,000 2,918,511
CBAM Ltd., Series 2017-
1A, Class A1, 5.49%,
7/20/2030(a)(b) 1,046,581 1,029,197
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 5.93%, 10/15/2031(a)(b) 310,371 303,729
CIFC Funding Ltd., Series
2014-4RA, Class A1AR,
5.25%, 1/17/2035(a)(b) 2,490,000 2,377,873
CQS U.S. CLO Ltd., Series
2021-1A, Class A, 5.46%,
1/20/2035(a)(b) 7,000,000 6,658,603
Diamond Resorts Owner
Trust, Series 2019-
1A, Class A, 2.89%,
2/20/2032(a) 919,024 894,676
Fortress Credit Bsl X Ltd.,
Series 2021-1A, Class A,
5.71%, 4/20/2033(a)(b) 3,000,000 2,896,989
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 1,154,301 1,029,117
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 4.18%,
11/22/2031(a)(b) 450,000 438,058
Golub Capital Partners CLO
25M Ltd., Series 2015-
25A, Class AR, 4.21%,
5/5/2030(a)(b) 995,452 963,766
Golub Capital Partners CLO
57M Ltd., Series 2021-
57A, Class A1, 5.85%,
10/25/2034(a)(b) 5,530,000 5,114,476
GoodLeap Sustainable Home
Solutions Trust, Series
2021-4GS, Class A, 1.93%,
7/20/2048(a) 1,763,617 1,380,412
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 5.43%, 12/20/2029(a)(b) 1,649,251 1,618,408
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Greystone CRE Notes Ltd.,
Series 2021-FL3, Class A,
4.43%, 7/15/2039(a)(b) 2,070,000 1,946,667
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
5.52%, 1/27/2031(a)(b) 900,000 882,662
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
5.96%, 4/26/2031(a)(b) 1,200,000 1,141,488
Grippen Park CLO Ltd., Series
2017-1A, Class C, 6.54%,
1/20/2030(a)(b) 2,110,000 1,998,740
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 5.78%,
1/17/2030(a)(b) 750,000 715,191
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,260,000 1,860,904
KKR CLO 20 Ltd., Series
20, Class A, 5.21%,
10/16/2030(a)(b) 1,100,000 1,076,347
Lunar Structured Aircraft
Portfolio Notes, Series
2021-1, Class A, 2.64%,
10/15/2046(a) 2,070,246 1,651,246
Marathon CLO Ltd., Series
2020-15A, Class A2R,
4.71%, 11/15/2031(a)(b) 3,400,000 3,181,560
MF1 Ltd.
Series 2021-FL7, Class A,
4.52%, 10/16/2036(a)(b) 2,080,000 1,972,024
Series 2022-FL8, Class A,
4.24%, 2/19/2037(a)(b) 4,570,000 4,333,672
Midocean Credit CLO VIII,
Series 2018-8A, Class A1R,
4.03%, 2/20/2031(a)(b) 2,860,000 2,793,757
MKS CLO Ltd., Series
2017-2A, Class A, 5.43%,
1/20/2031(a)(b) 5,000,000 4,889,995
Myers Park CLO Ltd., Series
2018-1A, Class B1, 5.84%,
10/20/2030(a)(b) 510,000 479,089
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
5.25%, 4/19/2030(a)(b) 493,505 482,925
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
5.36%, 10/19/2031(a)(b) 283,333 276,047
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
5.14%, 4/16/2033(a)(b) 350,000 338,843
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
5.33%, 7/25/2030(a)(b) 1,042,285 1,019,221

40 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 3.91%,
2/14/2031(a)(b) 1,170,000 1,133,884
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
4.00%, 5/23/2031(a)(b) 500,000 488,603
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 4.78%,
5/20/2031(a)(b) 1,810,000 1,740,472
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
4.06%, 11/14/2034(a)(b) 1,500,000 1,435,787
Parliament Funding II Ltd.,
Series 2020-1A, Class AR,
5.49%, 10/20/2031(a)(b) 3,120,000 3,020,787
Rad CLO 15 Ltd., Series
2021-15A, Class A, 5.33%,
1/20/2034(a)(b) 4,590,000 4,417,746
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 577,514 535,818
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 2,099,607 1,863,506
Stratus CLO Ltd.
Series 2021-3A, Class A,
5.19%, 12/29/2029(a)(b) 6,766,363 6,635,874
Series 2022-3A, Class A,
0.00%, 10/20/2031(a)(b) 2,750,000 2,750,000
STWD Ltd.
Series 2019-FL1, Class A,
4.61%, 7/15/2038(a)(b) 755,442 749,580
Series 2022-FL3, Class E,
6.04%, 11/15/2038(a)(b) 1,880,000 1,752,371
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,135,315 1,849,856
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 5.16%, 1/17/2032(a)
(b) 350,000 338,841
TCI-Flatiron CLO Ltd., Series
2016-1A, Class AR3,
4.96%, 1/17/2032(a)(b) 3,560,000 3,469,608
Voya CLO Ltd.
Series 2018-2A, Class A1,
5.08%, 7/15/2031(a)(b) 1,155,000 1,125,577
Series 2018-3A, Class A1A,
5.23%, 10/15/2031(a)(b) 940,000 916,077
Series 2018-4A, Class
A1AR, 5.12%, 1/15/2032(a)
(b) 825,000 802,278
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.18%, 7/15/2034(a)(b) 2,000,000 1,919,530
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Whitebox CLO I Ltd., Series
2019-1A, Class ANAR,
5.45%, 7/24/2032(a)(b) 2,440,000 2,341,229
Whitebox CLO II Ltd., Series
2020-2A, Class A1R,
5.54%, 10/24/2034(a)(b) 2,260,000 2,179,076
130,921,716
Student Loan 0.7%
AccessLex Institute, Series
2007-A, Class A3, 3.30%,
5/25/2036(b) 2,105,594 2,032,874
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,397,641 1,100,448
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 4.74%,
11/25/2069(a)(b) 1,422,403 1,391,326
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
4.49%, 5/20/2030(b) 350,237 349,852
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,011,979
Series 2019-D, Class A2B,
4.46%, 12/15/2059(a)(b) 2,773,921 2,694,136
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 2,854,798 2,522,305
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 1,187,466 1,036,475
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
4.19%, 12/26/2069(a)(b) 2,148,584 2,076,235
SLM Student Loan Trust
Series 2005-7, Class A4,
4.51%, 10/25/2029(b) 163,148 161,654
Series 2003-10A, Class A4,
3.96%, 12/17/2068(a)(b) 1,288,883 1,203,858
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 904,688
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 1,131,328 1,001,888
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,348,287 1,120,802
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 1,920,099 1,625,737
Series 2021-A, Class A2A1,
4.14%, 1/15/2053(a)(b) 1,811,414 1,715,061
Series 2021-C, Class A2,
4.21%, 1/15/2053(a)(b) 7,960,000 7,534,074

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 41
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 1,095,726 971,602
32,454,994
Total Asset-Backed Securities
(cost $214,282,269)
199,491,480
Collateralized Mortgage Obligations 1.9%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,620,249 2,775,612
AREIT Trust, Series 2022-
CRE6, Class A, 4.14%,
1/16/2037(a)(b) 2,110,523 2,015,166
Connecticut Avenue Securities
Trust
Series 2019-R07, Class
1M2, 5.69%, 10/25/2039(a)
(b) 57,661 57,216
Series 2021-R03, Class
1M2, 4.65%, 12/25/2041(a)
(b) 4,650,000 4,233,209
Series 2022-R04, Class
1M2, 6.10%, 3/25/2042(a)
(b) 2,980,000 2,790,525
CSMC Trust
Series 2015-12R, Class
2A1, 2.94%, 11/30/2037(a)
(b) 140,607 140,195
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 338,492 275,077
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 338,492 276,632
Series 2020-RPL4, Class
A1, 2.00%, 1/25/2060(a)(b) 3,399,581 2,981,099
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,244,002 1,070,171
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,597,660 1,201,775
Series 2022-7R, Class ,
0.00%, 10/25/2066(b) 2,520,000 2,498,241
Series 2021-NQM8, Class
A1, 1.84%, 10/25/2066(a)(b) 2,406,133 1,900,410
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 1,906,932 1,883,292
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 3.62%, 4/19/2047(b) 920,937 737,360
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 1,457,939 1,121,323
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 5.10%, 10/25/2033(a)
(b) 3,153,000 3,006,383
Series 2021-DNA6, Class
M2, 4.50%, 10/25/2041(a)
(b) 2,090,000 1,918,139
Series 2021-DNA7, Class
M2, 4.80%, 11/25/2041(a)
(b) 4,540,000 4,164,048
Series 2022-DNA3, Class
M1B, 5.90%, 4/25/2042(a)
(b) 960,000 890,401
Series 2020-DNA4, Class
M2, 7.34%, 8/25/2050(a)(b) 199 199
FNMA
Series 2014-C02, Class
1M2, 6.19%, 5/25/2024(b) 784,250 781,672
Series 2014-C02, Class
2M2, 6.19%, 5/25/2024(b) 328,229 327,004
Series 2014-C03, Class
1M2, 6.59%, 7/25/2024(b) 462,103 462,964
Series 2016-C02, Class
1M2, 9.59%, 9/25/2028(b) 374,093 386,521
FNMA REMICS
Series 2015-65, Class CZ,
3.50%, 9/25/2045 899,239 743,456
Series 2020-56, Class AQ,
2.00%, 8/25/2050 2,900,000 2,234,651
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 3.28%,
9/26/2037(a)(b) 425,432 421,638
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,439,570 1,342,326
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,175,614 1,124,934
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 444,403 410,751
Series 2021-GS5, Class A1,
2.25%, 7/25/2067(a)(c) 4,795,666 4,362,928
Mill City Mortgage Loan Trust,
Series 2019-GS2, Class A1,
2.75%, 8/25/2059(a)(b) 3,107,934 2,900,835
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 3.85%,
4/25/2035(b) 808,182 749,782
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,371,576 2,239,325
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 2,189,004 2,029,933
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 1,633,961 1,506,649
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 869,919 770,275

42 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 844,333 745,667
Series 2022-NQM2, Class
A1, 3.08%, 3/27/2062(a)(b) 3,640,485 3,089,160
OBX Trust
Series 2021-NQM2, Class
A3, 1.56%, 5/25/2061(a)(b) 852,027 652,196
Series 2021-NQM1, Class
A1, 1.07%, 2/25/2066(a)(b) 3,417,956 2,939,027
Onslow Bay Mortgage
Loan Trust, Series 2021-
NQM4, Class A1, 1.96%,
10/25/2061(a)(b) 4,802,762 3,725,030
PRKCM Trust, Series 2021-
AFC2, Class A1, 2.07%,
11/25/2056(a)(b) 4,020,626 3,201,098
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 543,516 532,968
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 1,417,360 1,387,015
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,519,293
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,695,894
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 2,493,434
SG Residential Mortgage
Trust, Series 2022-1, Class
A1, 3.17%, 3/27/2062(a)(b) 3,671,152 3,168,149
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
5.74%, 10/25/2048(a)(b) 970,000 935,342
Series 2019-HY2, Class A1,
4.59%, 5/25/2058(a)(b) 898,116 876,881
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
3.91%, 8/25/2034(b) 1,472,031 1,373,127
Series 2005-AR13, Class
A1A1, 4.17%, 10/25/2045(b) 540,128 498,386
Total Collateralized Mortgage Obligations
(cost $99,645,862)
87,564,784
Commercial Mortgage-Backed Securities 2.3%
AOA Mortgage Trust, Series
2021-1177, Class A, 4.29%,
10/15/2038(a)(b) 2,580,000 2,433,236
AREIT Trust, Series 2022-
CRE6, Class E, 6.29%,
1/16/2037(a)(b) 2,050,000 1,914,550
BAMLL Commercial Mortgage
Securities Trust, Series
2018-DSNY, Class A,
4.26%, 9/15/2034(a)(b) 2,500,000 2,434,264
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,079,853
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,268,898
Series 2022-BNK39, Class
XA, IO, 0.43%, 2/15/2055(b) 185,952,542 5,412,632
Series 2017-BNK5, Class
XA, IO, 0.95%, 6/15/2060(b) 41,186,143 1,352,154
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,805,043
Series 2021-BN38,
Class XA, IO, 0.81%,
12/15/2064(b) 40,310,168 2,137,910
BBCMS Mortgage Trust,
Series 2017-DELC, Class A,
4.39%, 8/15/2036(a)(b) 2,610,000 2,544,642
BHMS, Series 2018-
ATLS, Class D, 5.66%,
7/15/2035(a)(b) 3,830,000 3,497,063
BIG Commercial Mortgage
Trust, Series 2022-
BIG, Class B, 5.12%,
2/15/2039(a)(b) 4,000,000 3,781,347
BPR Trust, Series 2021-
TY, Class B, 4.56%,
9/15/2038(a)(b) 780,000 734,236
BX Commercial Mortgage
Trust
Series 2019-IMC, Class A,
4.41%, 4/15/2034(a)(b) 4,420,000 4,304,157
Series 2021-XL2, Class D,
4.81%, 10/15/2038(a)(b) 2,316,788 2,154,355
Series 2021-ACNT, Class A,
4.26%, 11/15/2038(a)(b) 950,000 905,289
Series 2021-CIP, Class A,
4.33%, 12/15/2038(a)(b) 5,460,000 5,209,500
Series 2022-AHP, Class A,
4.37%, 1/17/2039(a)(b) 4,250,000 4,080,028
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 1,462,155
BX Trust
Series 2021-BXMF, Class A,
4.05%, 10/15/2026(a)(b) 1,310,000 1,234,675
Series 2019-MMP, Class A,
4.41%, 8/15/2036(a)(b) 2,009,942 1,944,513
Series 2021-ARIA, Class D,
5.31%, 10/15/2036(a)(b) 2,490,000 2,253,073
BXHPP Trust, Series 2021-
FILM, Class A, 4.06%,
8/15/2036(a)(b) 2,250,000 2,113,442
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,119,488
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,152,600
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,352,968

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 43
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 197,270 10,417
Series 2020-157, Class , IO,
0.94%, 6/16/2062(b) 9,356,367 620,699
Series 2020-190, Class , IO,
1.03%, 11/16/2062(b) 10,076,012 752,602
Series 2020-103, Class AD,
1.45%, 1/16/2063 2,637,418 2,096,121
GS Mortgage Securities Corp.
Trust
Series 2021-DM, Class A,
4.30%, 11/15/2036(a)(b) 4,660,000 4,429,798
Series 2020-DUNE, Class
A, 4.51%, 12/15/2036(a)(b) 4,500,000 4,400,047
GS Mortgage Securities Trust,
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 1,864,613
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 6.16%,
5/15/2038(a)(b) 2,040,000 1,886,762
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 2,845,209
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 1,817,894
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,355,077
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
5.06%, 5/15/2036(a)(b) 1,560,680 1,493,949
Series 2018-H4, Class XA,
IO, 0.83%, 12/15/2051(b) 20,684,721 767,178
OPG Trust, Series 2021-
PORT, Class A, 3.90%,
10/15/2036(a)(b) 1,370,748 1,291,929
Ready Capital Mortgage
Financing LLC, Series
2021-FL7, Class A, 4.79%,
11/25/2036(a)(b) 2,564,131 2,453,122
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 4.56%,
5/15/2038(a)(b) 2,280,000 2,120,118
SMRT, Series 2022-
MINI, Class A, 4.38%,
1/15/2039(a)(b) 4,110,000 3,894,629
SREIT Trust
Series 2021-PALM, Class A,
4.00%, 10/15/2034(a)(b) 6,200,000 5,833,579
Series 2021-MFP, Class A,
4.14%, 11/15/2038(a)(b) 2,650,000 2,515,174
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
TPGI Trust, Series 2021-
DGWD, Class A, 4.11%,
6/15/2026(a)(b) 1,370,000 1,300,266
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,304,524
WMRK Commercial Mortgage
Trust, Series 2022-
WMRK, Class A, 0.00%,
11/15/2027(a)(b) 2,560,000 2,540,778
Total Commercial Mortgage-Backed
Securities
(cost $117,637,675) 108,276,556
Common Stocks 48.5%
Shares
Aerospace & Defense 0.8%
AAR Corp. * 2,990 132,517
Aerojet Rocketdyne Holdings,
Inc. * 6,453 312,648
AeroVironment, Inc. * 1,299 118,858
AerSale Corp. *(d) 749 15,879
Archer Aviation, Inc.,
Class A *(d) 12,430 35,425
Astra Space, Inc. * 846 533
Astronics Corp. * 974 9,019
Axon Enterprise, Inc. * 3,552 516,603
Boeing Co. (The) * 31,756 4,525,548
BWX Technologies, Inc. (d) 4,706 268,148
Cadre Holdings, Inc. (d) 2,134 62,676
Curtiss-Wright Corp. 2,096 351,772
Ducommun, Inc. * 444 20,961
General Dynamics Corp. 13,088 3,269,382
HEICO Corp. 6,482 917,537
Hexcel Corp. (d) 4,417 246,027
Howmet Aerospace, Inc. 21,859 777,087
Huntington Ingalls Industries,
Inc. 2,151 552,958
Kaman Corp. 2,671 85,739
Kratos Defense & Security
Solutions, Inc. * 7,488 82,967
L3Harris Technologies, Inc. 10,706 2,638,708
Lockheed Martin Corp. 14,138 6,880,682
Maxar Technologies, Inc. 4,278 95,571
Mercury Systems, Inc. * 3,130 151,492
Moog, Inc., Class A 1,075 91,106
National Presto Industries, Inc. 1,041 73,380
Northrop Grumman Corp. 8,227 4,516,705
Park Aerospace Corp. (d) 705 8,770
Parsons Corp. *(d) 1,396 65,444
Raytheon Technologies Corp. 82,184 7,792,687
Rocket Lab USA, Inc. *(d) 14,115 71,845
Spirit AeroSystems Holdings,
Inc., Class A 5,988 138,682
Terran Orbital Corp. * 327 857
Textron, Inc. 12,824 877,675
TransDigm Group, Inc. 2,878 1,657,037

44 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Aerospace & Defense
Triumph Group, Inc. * 4,339 39,268
V2X, Inc. * 581 23,815
Virgin Galactic Holdings,
Inc. *(d) 10,561 48,792
Virgin Orbit Holdings, Inc. * 525 1,528
Woodward, Inc. 3,088 283,170
37,759,498
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc. * 3,555 103,806
Atlas Air Worldwide Holdings,
Inc. *(d) 1,243 125,717
CH Robinson Worldwide,
Inc. (d) 6,364 621,890
Expeditors International of
Washington, Inc. 8,223 804,620
FedEx Corp. 14,034 2,249,369
Forward Air Corp. 1,071 113,387
GXO Logistics, Inc. * 7,843 286,583
Hub Group, Inc., Class A * 1,308 101,501
Radiant Logistics, Inc. * 1,583 9,609
United Parcel Service, Inc.,
Class B 42,341 7,103,550
11,520,032
Airlines 0.1%
Alaska Air Group, Inc. * 7,107 315,977
Allegiant Travel Co. * 891 66,870
American Airlines Group,
Inc. *(d) 39,248 556,537
Blade Air Mobility, Inc. * 383 1,723
Copa Holdings SA, Class A * 1,510 113,597
Delta Air Lines, Inc. * 35,735 1,212,489
Frontier Group Holdings, Inc. * 2,132 27,950
Hawaiian Holdings, Inc. * 1,913 27,605
JetBlue Airways Corp. * 19,849 159,586
Joby Aviation, Inc. *(d) 14,217 68,526
SkyWest, Inc. * 2,776 49,080
Southwest Airlines Co. * 32,399 1,177,704
Spirit Airlines, Inc. 6,376 140,272
Sun Country Airlines Holdings,
Inc. * 2,348 38,225
United Airlines Holdings, Inc. * 18,544 798,875
Wheels Up Experience, Inc. * 1,078 1,908
4,756,924
Auto Components 0.1%
Adient plc * 5,208 182,176
American Axle &
Manufacturing Holdings,
Inc. *(d) 4,535 43,944
Aptiv plc *(d) 13,023 1,186,005
BorgWarner, Inc. 17,020 638,761
Dana, Inc. 7,849 125,270
Dorman Products, Inc. * 1,405 114,676
Fox Factory Holding Corp. * 2,224 195,378
Gentex Corp. 12,442 329,589
Gentherm, Inc. *(d) 1,791 104,630
Common Stocks
Shares Value ($)
Auto Components
Goodyear Tire & Rubber Co.
(The) * 19,962 253,517
Holley, Inc. *(d) 281 1,118
LCI Industries (d) 1,429 151,631
Lear Corp. 2,984 413,911
Luminar Technologies,
Inc. *(d) 14,595 118,074
Modine Manufacturing Co. * 2,033 36,431
Motorcar Parts of America,
Inc. *(d) 764 14,516
Patrick Industries, Inc. 1,426 65,182
QuantumScape Corp. *(d) 11,520 95,962
Solid Power, Inc. *(d) 11,355 63,702
Standard Motor Products, Inc. 779 29,548
Stoneridge, Inc. * 1,061 22,143
Tenneco, Inc., Class A *(d) 5,283 104,075
Visteon Corp. * 1,303 170,002
XPEL, Inc. Reg. S* 917 63,447
4,523,688
Automobiles 0.9%
Canoo, Inc. * 4,455 6,103
Faraday Future Intelligent
Electric, Inc. *(d) 10,274 5,549
Ferrari NV 185 36,402
Fisker, Inc. *(d) 9,556 77,881
Ford Motor Co. (d) 221,433 2,960,559
General Motors Co. 75,962 2,981,509
Harley-Davidson, Inc. 8,085 347,655
Lordstown Motors Corp. *(d) 1,008 1,825
Lucid Group, Inc. *(d) 28,119 401,821
Mullen Automotive, Inc. *(d) 2,894 1,379
Polestar Automotive Holding
UK plc * 819 3,653
Rivian Automotive, Inc.,
Class A *(d) 31,524 1,102,394
Stellantis NV (d) 17,856 241,413
Tesla, Inc. * 143,278 32,601,476
Thor Industries, Inc. (d) 2,819 229,664
Winnebago Industries, Inc. (d) 1,877 112,038
Workhorse Group, Inc. *(d) 2,632 7,106
41,118,427
Banks 2.0%
1st Source Corp. 3,457 201,059
ACNB Corp. 53 1,939
Amalgamated Financial Corp. 442 10,162
Amerant Bancorp, Inc. 3,090 93,009
American National
Bankshares, Inc. 468 17,115
Ameris Bancorp 2,272 117,031
Arrow Financial Corp. 708 24,653
Associated Banc-Corp. 8,419 205,003
Atlantic Union Bankshares
Corp. 3,693 127,556
Banc of California, Inc. 4,354 72,625
BancFirst Corp. (d) 1,190 114,026
Bancorp, Inc. (The) * 824 22,726
Bank First Corp. (d) 247 21,279
Bank of America Corp. 399,045 14,381,582

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Banks
Bank of Hawaii Corp. (d) 3,371 256,027
Bank of Marin Bancorp 554 19,999
Bank of Nova Scotia (The) 1,393 67,310
Bank of NT Butterfield & Son
Ltd. (The) 3,080 106,383
Bank OZK 13,594 584,270
BankUnited, Inc. 521 18,730
Banner Corp. 692 51,727
Bar Harbor Bankshares 635 19,056
BayCom Corp. 81 1,558
BCB Bancorp, Inc. 97 1,906
Berkshire Hills Bancorp, Inc. 701 20,504
BOK Financial Corp. 2,037 224,457
Brookline Bancorp, Inc. (d) 1,104 15,180
Business First Bancshares,
Inc. 593 14,695
Byline Bancorp, Inc. 1,023 23,652
Cadence Bank (d) 1,210 33,456
Cambridge Bancorp 256 22,490
Camden National Corp. 590 25,677
Canadian Imperial Bank of
Commerce 4,053 184,047
Capital Bancorp, Inc. 299 7,379
Capital City Bank Group, Inc. 586 20,756
Capstar Financial Holdings,
Inc. 637 11,262
Carter Bankshares, Inc. * 978 17,506
Cathay General Bancorp 4,876 222,346
Central Pacific Financial Corp. 170 3,488
Citigroup, Inc. 110,532 5,068,997
Citizens & Northern Corp. 594 14,125
Citizens Financial Group, Inc. 35,906 1,468,555
City Holding Co. (d) 90 9,076
Civista Bancshares, Inc. 688 16,306
CNB Financial Corp. 657 16,701
Coastal Financial Corp. * 338 15,758
Colony Bankcorp, Inc. 99 1,366
Columbia Banking System,
Inc. 1,117 37,386
Comerica, Inc. 8,293 584,656
Commerce Bancshares,
Inc. (d) 7,174 508,206
Community Bank System,
Inc. (d) 340 21,226
Community Trust Bancorp,
Inc. 2,032 96,093
ConnectOne Bancorp, Inc. 3,428 85,871
CrossFirst Bankshares, Inc. * 2,055 28,585
Cullen/Frost Bankers, Inc. 3,560 551,978
Customers Bancorp, Inc. * 575 19,372
CVB Financial Corp. (d) 856 24,584
Dime Community Bancshares,
Inc. 2,825 97,547
Eagle Bancorp, Inc. 720 32,602
East West Bancorp, Inc. 8,651 619,152
Eastern Bankshares, Inc. (d) 10,083 193,291
Enterprise Bancorp, Inc. 413 12,919
Enterprise Financial Services
Corp. 1,699 90,846
Common Stocks
Shares Value ($)
Banks
Equity Bancshares, Inc.,
Class A 624 22,289
Farmers & Merchants
Bancorp, Inc. (d) 76 2,224
Farmers National Banc Corp. 1,129 15,512
FB Financial Corp. 2,853 119,712
Fifth Third Bancorp 45,997 1,641,633
Financial Institutions, Inc. 530 12,630
First Bancorp 514 22,909
First Bancorp, Inc. (The) 466 14,241
First Bancshares, Inc. (The) 864 28,287
First Bank 579 9,102
First Busey Corp. 9,737 257,154
First Citizens BancShares,
Inc., Class A (d) 689 566,441
First Commonwealth Financial
Corp. (d) 885 12,691
First Community Bankshares,
Inc. 714 26,589
First Financial Bancorp 1,043 27,191
First Financial Bankshares,
Inc. (d) 7,797 300,107
First Financial Corp. 1,543 74,820
First Foundation, Inc. (d) 5,409 86,328
First Hawaiian, Inc. (d) 8,423 215,460
First Horizon Corp. 29,795 730,275
First Internet Bancorp 359 9,223
First Interstate BancSystem,
Inc., Class A (d) 5,582 254,595
First Merchants Corp. 3,673 164,918
First Mid Bancshares, Inc. 633 22,668
First of Long Island Corp.
(The) 957 16,824
First Republic Bank 10,770 1,293,477
Five Star Bancorp (d) 58 1,683
Flushing Financial Corp. 1,214 23,916
FNB Corp. (d) 19,372 279,925
Fulton Financial Corp. (d) 14,141 257,790
German American Bancorp,
Inc. 2,605 102,350
Glacier Bancorp, Inc. 6,295 360,578
Great Southern Bancorp, Inc. 492 30,494
Guaranty Bancshares, Inc. 384 14,219
Hancock Whitney Corp. 4,234 236,554
Hanmi Financial Corp. 997 26,700
HarborOne Bancorp, Inc. 7,143 108,788
HBT Financial, Inc. 317 6,464
Heartland Financial USA, Inc. 2,813 138,737
Heritage Commerce Corp. 2,458 35,149
Heritage Financial Corp. 572 19,271
Hilltop Holdings, Inc. 4,440 128,538
Home BancShares, Inc. 12,407 316,254
HomeStreet, Inc. 112 2,907
HomeTrust Bancshares, Inc. 656 15,764
Hope Bancorp, Inc. 733 9,947
Horizon Bancorp, Inc. 1,719 25,630
Huntington Bancshares,
Inc. (d) 91,467 1,388,469
Independent Bank Corp. (d) 1,667 85,893
Independent Bank Group, Inc. 1,834 115,707

46 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
International Bancshares
Corp. 3,608 178,957
JPMorgan Chase & Co. 165,761 20,865,995
KeyCorp 66,078 1,180,814
Lakeland Bancorp, Inc. 8,653 161,378
Lakeland Financial Corp. 994 82,154
Live Oak Bancshares, Inc. 1,798 58,381
M&T Bank Corp. 8,253 1,389,558
Macatawa Bank Corp. 1,858 19,936
Mercantile Bank Corp. 580 20,271
Metrocity Bankshares, Inc. 712 15,842
Metropolitan Bank Holding
Corp. * 1,061 70,026
Mid Penn Bancorp, Inc. 300 10,254
Midland States Bancorp, Inc. 941 26,386
MidWestOne Financial Group,
Inc. 597 20,059
MVB Financial Corp. 354 8,765
National Bank Holdings Corp.,
Class A 2,408 105,519
NBT Bancorp, Inc. (d) 808 38,291
Nicolet Bankshares, Inc. * 1,058 80,715
Northwest Bancshares, Inc. 2,160 32,530
OceanFirst Financial Corp. 5,321 120,148
OFG Bancorp 221 6,161
Old National Bancorp 16,478 322,310
Old Second Bancorp, Inc. 1,238 19,808
Origin Bancorp, Inc. 877 36,246
Orrstown Financial Services,
Inc. 369 9,767
Pacific Premier Bancorp, Inc. 1,803 65,647
PacWest Bancorp 8,048 200,073
Park National Corp. (d) 1,738 256,355
Pathward Financial, Inc. 387 16,266
PCSB Financial Corp. (d) 675 13,156
Peapack-Gladstone Financial
Corp. 819 32,408
Peoples Bancorp, Inc. 2,979 90,174
Peoples Financial Services
Corp. 300 16,497
Pinnacle Financial Partners,
Inc. 4,312 357,853
PNC Financial Services
Group, Inc. (The) 22,613 3,659,462
Popular, Inc. 4,158 294,054
Preferred Bank 87 6,688
Premier Financial Corp. 1,336 38,544
Primis Financial Corp. 875 11,279
Professional Holding Corp.,
Class A *(d) 2,095 56,712
Prosperity Bancshares, Inc. 5,782 413,818
QCR Holdings, Inc. 1,803 91,430
RBB Bancorp 695 15,644
Red River Bancshares, Inc. 159 9,050
Regions Financial Corp. 57,227 1,256,133
Renasant Corp. 1,334 53,854
Republic Bancorp, Inc.,
Class A 393 18,216
Republic First Bancorp,
Inc. *(d) 1,341 3,795
Common Stocks
Shares Value ($)
Banks
Royal Bank of Canada 2,546 235,429
S&T Bancorp, Inc. 484 18,300
Sandy Spring Bancorp, Inc. 3,515 124,572
Seacoast Banking Corp. of
Florida 565 17,458
ServisFirst Bancshares, Inc. 3,162 238,193
Shore Bancshares, Inc. 117 2,333
Sierra Bancorp 550 12,127
Signature Bank 3,594 569,757
Silvergate Capital Corp.,
Class A * 1,572 89,227
Simmons First National Corp.,
Class A 4,105 97,986
SmartFinancial, Inc. 607 17,749
South Plains Financial, Inc. 432 13,509
Southern First Bancshares,
Inc. * 340 15,191
Southside Bancshares, Inc. 317 10,854
SouthState Corp. 4,226 382,157
Stellar Bancorp, Inc. 3,793 124,562
Stock Yards Bancorp, Inc. (d) 1,869 146,137
Summit Financial Group, Inc. 516 15,000
SVB Financial Group *(d) 3,324 767,711
Synovus Financial Corp. 8,595 342,511
Texas Capital Bancshares,
Inc. * 2,976 178,560
Tompkins Financial Corp. 1,361 112,745
Towne Bank 5,266 173,462
TriCo Bancshares 2,592 150,103
Triumph Bancorp, Inc. *(d) 1,771 91,206
Truist Financial Corp. 79,293 3,551,533
Trustmark Corp. 666 24,356
UMB Financial Corp. 2,691 223,945
Umpqua Holdings Corp. 13,992 278,161
United Bankshares, Inc. 8,136 344,560
United Community Banks, Inc. 1,588 61,138
Univest Financial Corp. 1,159 32,614
US Bancorp 82,639 3,508,026
Valley National Bancorp 26,083 309,605
Veritex Holdings, Inc. 745 23,527
Washington Federal, Inc. 6,871 265,908
Washington Trust Bancorp,
Inc. 3,859 187,161
Webster Financial Corp. 8,421 456,923
Wells Fargo & Co. 217,027 9,981,072
WesBanco, Inc. 4,399 177,896
West Bancorp, Inc. 680 15,280
Westamerica Bancorp (d) 382 23,963
Western Alliance Bancorp 6,591 442,717
Wintrust Financial Corp. 3,352 313,814
Zions Bancorp NA 9,742 505,999
93,210,267
Beverages 0.8%
Boston Beer Co., Inc. (The),
Class A *(d) 522 194,857
Brown-Forman Corp., Class A 12,271 835,389
Celsius Holdings, Inc. *(d) 3,116 283,805
Coca-Cola Co. (The) 223,261 13,362,171
Coca-Cola Consolidated, Inc. 288 140,259

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Beverages
Constellation Brands, Inc.,
Class A 10,099 2,495,261
Duckhorn Portfolio, Inc. (The) * 2,681 39,196
Keurig Dr Pepper, Inc. 50,006 1,942,233
MGP Ingredients, Inc. (d) 531 59,499
Molson Coors Beverage Co.,
Class B 6,791 342,470
Monster Beverage Corp. * 20,822 1,951,438
National Beverage Corp. (d) 905 42,915
PepsiCo, Inc. 77,451 14,063,553
Primo Water Corp. 8,129 118,602
Vita Coco Co., Inc. (The) *(d) 1,543 15,831
35,887,479
Biotechnology 1.3%
2seventy bio, Inc. *(d) 947 15,038
4D Molecular Therapeutics,
Inc. *(d) 1,131 9,794
AbbVie, Inc. 100,004 14,640,586
ACADIA Pharmaceuticals,
Inc. * 5,629 90,233
Adicet Bio, Inc. * 162 2,671
ADMA Biologics, Inc. *(d) 1,190 3,356
Affimed NV * 1,865 3,282
Agenus, Inc. * 6,340 15,913
Agios Pharmaceuticals, Inc. * 4,405 121,314
Akero Therapeutics, Inc. *(d) 1,930 81,562
Albireo Pharma, Inc. *(d) 580 11,902
Alector, Inc. * 1,909 17,563
Alkermes plc * 9,659 219,259
Allogene Therapeutics,
Inc. *(d) 5,529 56,949
Allovir, Inc. *(d) 783 5,426
Alnylam Pharmaceuticals,
Inc. * 6,765 1,402,114
ALX Oncology Holdings,
Inc. *(d) 418 5,075
Amgen, Inc. 30,635 8,282,172
Amicus Therapeutics, Inc. * 16,637 166,370
AnaptysBio, Inc. *(d) 926 26,715
Anavex Life Sciences
Corp. *(d) 6,024 73,312
Anika Therapeutics, Inc. *(d) 569 16,171
Apellis Pharmaceuticals, Inc. * 5,265 318,480
Arcellx, Inc. *(d) 2,829 66,425
Arcturus Therapeutics
Holdings, Inc. * 810 14,337
Arcus Biosciences, Inc. *(d) 1,663 42,373
Arcutis Biotherapeutics,
Inc. *(d) 3,456 61,102
Arrowhead Pharmaceuticals,
Inc. * 5,619 195,597
Atara Biotherapeutics, Inc. * 9,029 42,075
Aurinia Pharmaceuticals,
Inc. *(d) 8,079 65,682
Avid Bioservices, Inc. *(d) 3,902 66,100
Avidity Biosciences, Inc. *(d) 4,563 65,160
Beam Therapeutics, Inc. *(d) 2,954 130,153
BioCryst Pharmaceuticals,
Inc. * 12,030 160,601
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc. * 8,141 2,307,485
Biohaven Ltd. *(d) 1,515 25,104
BioMarin Pharmaceutical,
Inc. * 10,641 921,830
Bioxcel Therapeutics, Inc. *(d) 475 5,980
Bluebird Bio, Inc. * 2,589 16,233
Blueprint Medicines Corp. * 3,443 178,485
Bridgebio Pharma, Inc. * 6,287 65,573
C4 Therapeutics, Inc. * 1,464 14,084
CareDx, Inc. * 3,133 62,378
Caribou Biosciences, Inc. *(d) 481 4,685
Catalyst Pharmaceuticals,
Inc. *(d) 4,028 55,868
Celldex Therapeutics, Inc. * 3,229 113,435
Celularity, Inc., Class A * 394 918
Cerevel Therapeutics
Holdings, Inc. *(d) 3,471 97,049
Chimerix, Inc. * 1,751 3,099
Chinook Therapeutics, Inc. * 4,030 87,653
Clovis Oncology, Inc. * 906 933
Cogent Biosciences, Inc. *(d) 5,316 72,563
Coherus Biosciences, Inc. * 7,450 64,815
Crinetics Pharmaceuticals,
Inc. *(d) 1,679 30,994
CTI BioPharma Corp. *(d) 8,078 39,582
Cullinan Oncology, Inc. * 1,036 13,613
Cytokinetics, Inc. * 4,700 205,202
Day One Biopharmaceuticals,
Inc. *(d) 2,993 63,272
Deciphera Pharmaceuticals,
Inc. *(d) 1,584 25,693
Denali Therapeutics, Inc. * 5,071 145,436
DermTech, Inc. *(d) 167 538
Design Therapeutics, Inc. *(d) 3,205 50,062
Dynavax Technologies
Corp. *(d) 7,179 82,200
Dyne Therapeutics, Inc. * 186 2,120
Eagle Pharmaceuticals, Inc. * 409 12,871
Editas Medicine, Inc. *(d) 4,290 53,840
Eiger BioPharmaceuticals,
Inc. * 922 4,711
Emergent BioSolutions, Inc. * 3,345 69,777
Enanta Pharmaceuticals, Inc. * 1,856 83,724
EQRx, Inc. *(d) 12,105 62,220
Erasca, Inc. * 5,019 41,005
Exact Sciences Corp. *(d) 10,182 354,130
Exelixis, Inc. * 17,249 285,988
Fate Therapeutics, Inc. *(d) 4,787 100,144
FibroGen, Inc. *(d) 6,924 112,723
Foghorn Therapeutics,
Inc. *(d) 1,604 14,019
Gelesis Holdings, Inc. *(d) 189 70
Generation Bio Co. * 1,344 6,881
Geron Corp. *(d) 9,343 20,741
Gilead Sciences, Inc. 71,587 5,616,716
Gossamer Bio, Inc. *(d) 6,374 70,751
GreenLight Biosciences
Holdings PBC *(d) 434 773
Halozyme Therapeutics,
Inc. *(d) 6,663 318,558

48 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Heron Therapeutics, Inc. *(d) 3,467 13,348
Horizon Therapeutics plc * 11,791 734,815
Humacyte, Inc. *(d) 318 1,096
Ideaya Biosciences, Inc. *(d) 4,189 70,752
IGM Biosciences, Inc. *(d) 241 4,820
Imago Biosciences, Inc. *(d) 3,490 59,330
ImmunityBio, Inc. *(d) 1,250 6,875
ImmunoGen, Inc. * 17,061 101,342
Immunovant, Inc. * 1,327 14,862
Incyte Corp. * 9,800 728,532
Inhibrx, Inc. * 2,030 65,325
Inovio Pharmaceuticals,
Inc. *(d) 5,935 12,820
Insmed, Inc. * 7,170 124,184
Instil Bio, Inc. *(d) 352 1,162
Intellia Therapeutics, Inc. *(d) 5,460 288,179
Intercept Pharmaceuticals,
Inc. *(d) 974 13,509
Invivyd, Inc. *(d) 689 2,722
Ionis Pharmaceuticals,
Inc. *(d) 8,829 390,242
Iovance Biotherapeutics, Inc. * 8,937 83,472
Ironwood Pharmaceuticals,
Inc. * 9,480 103,711
iTeos Therapeutics, Inc. * 1,930 37,596
IVERIC bio, Inc. * 7,390 176,769
Jounce Therapeutics, Inc. * 510 1,112
KalVista Pharmaceuticals,
Inc. *(d) 624 3,164
Karuna Therapeutics, Inc. * 1,656 363,227
Karyopharm Therapeutics,
Inc. * 3,360 15,994
Keros Therapeutics, Inc. * 1,372 69,067
Kezar Life Sciences, Inc. *(d) 1,230 9,243
Kiniksa Pharmaceuticals Ltd.,
Class A * 891 10,175
Kinnate Biopharma, Inc. *(d) 985 8,304
Kodiak Sciences, Inc. * 1,773 12,730
Kronos Bio, Inc. *(d) 1,101 3,259
Krystal Biotech, Inc. * 1,429 109,319
Kura Oncology, Inc. *(d) 2,068 32,095
Kymera Therapeutics, Inc. *(d) 1,039 31,523
Lexicon Pharmaceuticals,
Inc. * 1,734 3,728
Ligand Pharmaceuticals,
Inc. *(d) 863 75,642
Lyell Immunopharma, Inc. *(d) 13,974 82,167
MacroGenics, Inc. * 5,302 27,146
Madrigal Pharmaceuticals,
Inc. *(d) 1,078 76,344
MannKind Corp. *(d) 10,196 34,463
MeiraGTx Holdings plc * 907 6,594
Mersana Therapeutics, Inc. * 1,906 14,981
MiMedx Group, Inc. * 4,089 12,103
Mirati Therapeutics, Inc. * 2,503 168,502
Mirum Pharmaceuticals, Inc. * 328 7,396
Moderna, Inc. * 18,225 2,739,764
Monte Rosa Therapeutics,
Inc. *(d) 237 2,180
Morphic Holding, Inc. * 529 14,817
Common Stocks
Shares Value ($)
Biotechnology
Myovant Sciences Ltd. * 241 6,444
Myriad Genetics, Inc. * 5,000 103,700
Natera, Inc. *(d) 4,756 223,342
Neurocrine Biosciences,
Inc. *(d) 5,175 595,746
Nkarta, Inc. *(d) 503 6,343
Novavax, Inc. *(d) 4,027 89,681
Nurix Therapeutics, Inc. * 1,047 13,328
Ocugen, Inc. *(d) 6,098 10,489
Organogenesis Holdings,
Inc. * 1,164 3,818
PMV Pharmaceuticals,
Inc. *(d) 1,014 12,482
Point Biopharma Global,
Inc. *(d) 6,904 64,414
Praxis Precision Medicines,
Inc. * 347 684
Precigen, Inc. *(d) 2,386 3,865
Prometheus Biosciences,
Inc. * 1,520 79,830
Protagonist Therapeutics,
Inc. * 1,099 8,902
Prothena Corp. plc * 2,056 126,321
PTC Therapeutics, Inc. *(d) 3,421 129,382
RAPT Therapeutics, Inc. * 2,322 50,666
Recursion Pharmaceuticals,
Inc., Class A *(d) 7,228 76,255
Regeneron Pharmaceuticals,
Inc. * 5,645 4,226,694
REGENXBIO, Inc. * 3,790 89,709
Relay Therapeutics, Inc. *(d) 3,917 87,036
Replimune Group, Inc. * 886 16,267
REVOLUTION Medicines,
Inc. *(d) 5,376 108,918
Rhythm Pharmaceuticals,
Inc. *(d) 310 7,803
Rigel Pharmaceuticals,
Inc. *(d) 6,869 5,005
Rocket Pharmaceuticals, Inc. * 1,595 29,763
Roivant Sciences Ltd. *(d) 1,916 9,848
Sage Therapeutics, Inc. * 3,109 117,085
Sana Biotechnology, Inc. *(d) 2,919 16,930
Sangamo Therapeutics, Inc. * 4,691 20,594
Sarepta Therapeutics, Inc. * 4,768 543,647
Scholar Rock Holding
Corp. *(d) 278 2,713
Seagen, Inc. * 7,698 978,878
Seres Therapeutics, Inc. * 1,817 16,099
Sorrento Therapeutics,
Inc. *(d) 18,610 29,218
SpringWorks Therapeutics,
Inc. *(d) 2,912 69,917
Stoke Therapeutics, Inc. * 604 8,969
Sutro Biopharma, Inc. * 750 5,498
Syndax Pharmaceuticals,
Inc. *(d) 3,647 83,735
Tango Therapeutics, Inc. * 354 2,846
Tenaya Therapeutics, Inc. * 160 429
TG Therapeutics, Inc. *(d) 7,419 43,179

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Biotechnology
Travere Therapeutics, Inc. * 3,938 85,376
Twist Bioscience Corp. *(d) 2,838 93,172
Ultragenyx Pharmaceutical,
Inc. * 3,894 157,551
United Therapeutics Corp. * 2,495 575,172
Vanda Pharmaceuticals, Inc. * 2,065 21,621
Vaxart, Inc. *(d) 14,176 23,674
Vaxcyte, Inc. * 3,268 142,517
VBI Vaccines, Inc. * 4,464 3,215
Vera Therapeutics, Inc. *(d) 102 1,901
Veracyte, Inc. *(d) 4,184 84,140
Verastem, Inc. * 1,181 496
Vericel Corp. * 3,952 106,230
Vertex Pharmaceuticals, Inc. * 14,529 4,533,048
Verve Therapeutics, Inc. *(d) 2,264 85,353
Vir Biotechnology, Inc. * 3,811 83,766
Viridian Therapeutics, Inc. *(d) 2,943 58,566
VistaGen Therapeutics,
Inc. *(d) 1,324 176
Voyager Therapeutics, Inc. * 195 1,010
Xencor, Inc. *(d) 4,270 119,560
Y-mAbs Therapeutics, Inc. * 1,196 4,318
Zentalis Pharmaceuticals,
Inc. *(d) 2,340 58,711
59,817,933
Building Products 0.3%
A O Smith Corp. (d) 12,129 664,427
AAON, Inc. 2,226 143,555
Advanced Drainage Systems,
Inc. 3,724 431,537
Allegion plc 5,339 559,367
American Woodmark Corp. * 1,124 50,973
Apogee Enterprises, Inc. 1,036 47,532
Armstrong World Industries,
Inc. 2,119 160,133
AZEK Co., Inc. (The) * 6,442 112,799
Builders FirstSource, Inc. *(d) 8,475 522,569
Caesarstone Ltd. (d) 815 7,237
Carlisle Cos., Inc. 2,817 672,700
Carrier Global Corp. 47,440 1,886,214
CSW Industrials, Inc. 1,108 142,843
Daikin Industries Ltd. 9,000 1,353,623
Fortune Brands Home &
Security, Inc. 7,342 442,869
Gibraltar Industries, Inc. * 2,600 132,808
Griffon Corp. 3,531 113,486
Hayward Holdings, Inc. * 2,359 21,821
Insteel Industries, Inc. 784 20,658
Janus International Group,
Inc. * 6,292 60,592
JELD-WEN Holding, Inc. * 5,215 55,331
Johnson Controls International
plc 44,176 2,555,140
Lennox International, Inc. (d) 1,656 386,792
Masco Corp. 14,895 689,192
Masonite International Corp. * 1,294 92,560
Owens Corning 6,352 543,795
PGT Innovations, Inc. * 3,988 84,984
Common Stocks
Shares Value ($)
Building Products
Quanex Building Products
Corp. (d) 1,332 29,517
Resideo Technologies, Inc. * 7,677 181,331
Simpson Manufacturing Co.,
Inc. 2,547 217,718
Trane Technologies plc 13,148 2,098,815
Trex Co., Inc. * 5,993 288,203
UFP Industries, Inc. 2,923 208,205
View, Inc. *(d) 3,903 5,269
Zurn Elkay Water Solutions
Corp. 7,103 166,850
15,151,445
Capital Markets 1.4%
10X Capital Venture
Acquisition Corp. III,
Class A * 194 1,977
26 Capital Acquisition Corp.,
Class A * 176 1,758
Accelerate Acquisition Corp.,
Class A * 256 2,545
Advanced Merger Partners,
Inc., Class A * 184 1,822
Affiliated Managers Group,
Inc. 2,126 263,964
African Gold Acquisition Corp.,
Class A * 262 2,610
Agile Growth Corp., Class A * 198 1,972
Alpha Partners Technology
Merger Corp., Class A * 156 1,540
AltC Acquisition Corp.,
Class A * 321 3,159
Altimeter Growth Corp. 2,
Class A * 277 2,764
Altitude Acquisition Corp.,
Class A * 187 1,857
Ameriprise Financial, Inc. 5,491 1,697,378
Anzu Special Acquisition Corp.
I, Class A * 272 2,696
Apollo Strategic Growth
Capital II, Class A * 332 3,277
Arctos NorthStar Acquisition
Corp., Class A * 201 2,004
Ares Acquisition Corp.,
Class A * 643 6,411
Ares Management Corp. 10,486 795,153
Argus Capital Corp., Class A * 190 1,915
Arrowroot Acquisition Corp.,
Class A * 139 1,383
Artisan Partners Asset
Management, Inc.,
Class A (d) 5,807 165,558
Ascendant Digital Acquisition
Corp. III, Class A * 189 1,926
AssetMark Financial Holdings,
Inc. * 3,889 80,541
Associated Capital Group,
Inc., Class A 184 7,415

50 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Athlon Acquisition Corp.,
Class A * 176 1,752
Atlantic Coastal Acquisition
Corp., Class A * 221 2,192
Atlas Crest Investment Corp.
II, Class A * 220 2,202
Austerlitz Acquisition Corp. I,
Class A * 442 4,402
Austerlitz Acquisition Corp. II,
Class A * 885 8,815
B. Riley Financial, Inc. 1,985 80,750
Bank of New York Mellon
Corp. (The) 46,154 1,943,545
Berenson Acquisition Corp. I,
Class A * 163 1,615
BGC Partners, Inc., Class A 26,919 106,599
Big Sky Growth Partners, Inc.,
Class A * 191 1,885
Black Mountain Acquisition
Corp., Class A * 176 1,769
BlackRock, Inc. 910 587,778
Blackstone, Inc., Class A 40,379 3,680,142
bleuacacia Ltd., Class A * 176 1,744
Blucora, Inc. * 2,370 52,211
Blue Owl Capital, Inc. (d) 49,122 492,202
Bluescape Opportunities
Acquisition Corp., Class A * 390 3,814
Bridge Investment Group
Holdings, Inc., Class A (d) 172 2,694
Brightsphere Investment
Group, Inc. 6,244 117,512
Broadscale Acquisition Corp.,
Class A * 221 2,210
Brookfield Asset Management,
Inc., Class A 2,621 103,818
BYTE Acquisition Corp.,
Class A * 213 2,121
C5 Acquisition Corp., Class A * 184 1,855
Carlyle Group, Inc. (The) 18,889 534,181
Carney Technology Acquisition
Corp. II, Class A * 258 2,580
Cartesian Growth Corp.,
Class A * 221 2,212
Catalyst Partners Acquisition
Corp., Class A * 171 1,696
Cboe Global Markets, Inc. 6,461 804,394
CC Neuberger Principal
Holdings III, Class A * 255 2,550
CF Acquisition Corp. IV,
Class A * 317 3,173
Charles Schwab Corp. (The) 87,565 6,976,304
Churchill Capital Corp. V,
Class A * 321 3,200
Churchill Capital Corp. VI,
Class A * 354 3,519
Churchill Capital Corp. VII,
Class A * 886 8,825
CIIG Capital Partners II, Inc.,
Class A * 175 1,755
Common Stocks
Shares Value ($)
Capital Markets
Clarim Acquisition Corp.,
Class A * 183 1,830
CME Group, Inc. 20,924 3,626,129
Cohen & Steers, Inc. 2,482 149,317
Cohn Robbins Holdings Corp.,
Class A * 532 5,309
Coinbase Global, Inc.,
Class A *(d) 9,853 652,761
Colicity, Inc., Class A * 221 2,195
Colonnade Acquisition Corp.
II, Class A * 211 2,110
Compute Health Acquisition
Corp., Class A * 555 5,556
Concord Acquisition Corp.,
Class A * 178 1,801
Concord Acquisition Corp. II,
Class A * 179 1,745
Concord Acquisition Corp. III,
Class A * 220 2,204
Constellation Acquisition Corp.
I, Class A * 198 1,976
Conx Corp., Class A * 481 4,820
Conyers Park III Acquisition
Corp., Class A * 227 2,219
Corner Growth Acquisition
Corp., Class A * 254 2,545
COVA Acquisition Corp.,
Class A * 191 1,910
Cowen, Inc., Class A 1,930 74,537
Crown PropTech Acquisitions,
Class A * 176 1,756
D & Z Media Acquisition Corp.,
Class A * 183 1,830
Decarbonization Plus
Acquisition Corp. IV,
Class A * 192 1,938
DHB Capital Corp., Class A * 181 1,792
DHC Acquisition Corp.,
Class A * 193 1,926
Diamond Hill Investment
Group, Inc. (d) 405 72,880
DiamondHead Holdings Corp.,
Class A * 220 2,185
Digital Transformation
Opportunities Corp.,
Class A * 213 2,115
Digital World Acquisition
Corp., Class A * 185 3,093
Donnelley Financial Solutions,
Inc. * 1,218 49,244
Dragoneer Growth
Opportunities Corp. III,
Class A * 275 2,722
East Resources Acquisition
Co., Class A * 218 2,200
Elliott Opportunity II Corp.,
Class A * 386 3,829
Enphys Acquisition Corp. * 212 2,075

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 51
Common Stocks
Shares Value ($)
Capital Markets
Enterprise 4.0 Technology
Acquisition Corp. * 191 1,939
Epiphany Technology
Acquisition Corp., Class A * 260 2,590
ESC PERSHING SQUARE *∞ 1,191 0
ESGEN Acquisition Corp.,
Class A * 176 1,795
ESM Acquisition Corp.,
Class A * 195 1,950
Evercore, Inc., Class A 2,646 278,095
FactSet Research Systems,
Inc. 2,276 968,415
Far Peak Acquisition Corp.,
Class A * 333 3,313
Federated Hermes, Inc.,
Class B 6,728 233,798
Fifth Wall Acquisition Corp. III,
Class A * 174 1,731
Figure Acquisition Corp. I,
Class A * 181 1,801
FinServ Acquisition Corp. II,
Class A * 191 1,899
Fintech Evolution Acquisition
Group, Class A * 175 1,743
Flame Acquisition Corp.,
Class A * 179 1,781
Focus Financial Partners, Inc.,
Class A * 3,644 126,775
Forest Road Acquisition Corp.
II, Class A * 223 2,224
Forge Global Holdings,
Inc. *(d) 621 963
Fortress Capital Acquisition
Corp., Class A * 256 2,560
Fortress Value Acquisition
Corp. IV, Class A * 417 4,174
Forum Merger IV Corp.,
Class A * 220 2,180
Franklin Resources, Inc. (d) 25,933 608,129
Freedom Acquisition I Corp.,
Class A * 219 2,186
FS KKR Capital Corp. (d) 9,164 175,949
FTAC Hera Acquisition Corp.,
Class A * 541 5,394
FTAC Zeus Acquisition Corp.,
Class A * 263 2,630
Fusion Acquisition Corp. II,
Class A * 316 3,144
G Squared Ascend I, Inc.,
Class A * 207 2,066
GCM Grosvenor, Inc., Class A 3,607 29,830
Global Partner Acquisition
Corp. II, Class A * 190 1,904
Goal Acquisitions Corp. * 169 1,682
GoGreen Investments Corp. * 185 1,891
Golden Arrow Merger Corp.,
Class A * 181 1,799
Golden Falcon Acquisition
Corp., Class A * 220 2,200
Common Stocks
Shares Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) 19,574 6,743,439
Gores Holdings IX, Inc.,
Class A * 337 3,272
Gores Holdings VII, Inc.,
Class A * 353 3,509
Gores Holdings VIII, Inc.,
Class A * 220 2,177
Gores Technology Partners II,
Inc., Class A * 294 2,919
Gores Technology Partners,
Inc., Class A * 176 1,741
GSR II Meteora Acquisition
Corp., Class A * 202 2,010
GX Acquisition Corp. II,
Class A * 184 1,816
Hamilton Lane Alliance
Holdings I, Inc., Class A * 176 1,755
Hamilton Lane, Inc., Class A 2,284 136,629
HCM Acquisition Corp.,
Class A * 184 1,866
Health Assurance Acquisition
Corp., Class A * 337 3,383
Healthcare Services
Acquisition Corp., Class A * 210 2,100
Hennessy Capital Investment
Corp. V, Class A * 202 2,010
Hennessy Capital Investment
Corp. VI, Class A * 218 2,121
Highland Transcend Partners I
Corp., Class A * 191 1,912
Horizon Acquisition Corp. II,
Class A * 237 2,353
Houlihan Lokey, Inc. 3,413 304,849
Hudson Executive Investment
Corp. III, Class A * 384 3,813
HumanCo Acquisition Corp.,
Class A * 184 1,842
IG Acquisition Corp., Class A * 190 1,902
Independence Holdings Corp.,
Class A * 317 3,164
Infinite Acquisition Corp.,
Class A * 164 1,650
Inflection Point Acquisition
Corp., Class A * 202 1,998
Interactive Brokers Group,
Inc., Class A 5,721 458,538
Intercontinental Exchange,
Inc. 33,814 3,231,604
InterPrivate III Financial
Partners, Inc., Class A * 167 1,650
InterPrivate IV InfraTech
Partners, Inc., Class A * 183 1,815
Invesco Ltd. (d) 22,026 337,438
Investcorp Europe Acquisition
Corp. I, Class A * 220 2,242
Iris Acquisition Corp., Class A * 175 1,733
Jack Creek Investment Corp.,
Class A * 221 2,202

52 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Janus Henderson Group plc 8,419 191,701
Jaws Hurricane Acquisition
Corp., Class A * 201 1,976
Jaws Juggernaut Acquisition
Corp., Class A * 176 1,741
Jaws Mustang Acquisition
Corp., Class A * 663 6,630
Jefferies Financial Group, Inc. 20,314 699,005
JOFF Fintech Acquisition
Corp., Class A * 261 2,597
Juniper II Corp., Class A * 189 1,901
Kensington Capital Acquisition
Corp. V, Class A * 176 1,772
Kernel Group Holdings, Inc.,
Class A * 195 1,950
Khosla Ventures Acquisition
Co. * 219 2,168
Khosla Ventures Acquisition
Co. III, Class A * 362 3,584
KINS Technology Group, Inc.,
Class A * 176 1,771
Kismet Acquisition Three
Corp., Class A * 183 1,825
KKR & Co., Inc. 32,944 1,602,067
KKR Acquisition Holdings I
Corp., Class A * 886 8,860
KL Acquisition Corp., Class A * 182 1,815
Landcadia Holdings IV, Inc.,
Class A * 315 3,125
Lazard Growth Acquisition
Corp. I * 369 3,679
Lazard Ltd., Class A (d) 2,048 77,230
Lead Edge Growth
Opportunities Ltd., Class A * 157 1,565
Legato Merger Corp. II * 188 1,904
Leo Holdings Corp. II,
Class A * 239 2,390
Liberty Media Acquisition
Corp., Class A * 360 3,614
Logistics Innovation
Technologies Corp.,
Class A * 218 2,145
Longview Acquisition Corp. II,
Class A * 443 4,426
LPL Financial Holdings,
Inc. (d) 4,544 1,161,674
M3-Brigade Acquisition II
Corp., Class A * 256 2,546
Macondray Capital Acquisition
Corp. I, Class A * 183 1,841
Marblegate Acquisition Corp.,
Class A * 186 1,869
MarketAxess Holdings, Inc. 2,298 560,804
Marlin Technology Corp.,
Class A * 265 2,653
Mason Industrial Technology,
Inc., Class A * 321 3,188
MDH Acquisition Corp.,
Class A * 174 1,730
Common Stocks
Shares Value ($)
Capital Markets
MELI Kaszek Pioneer Corp.,
Class A * 168 1,662
Metals Acquisition Corp.,
Class A * 140 1,379
Mission Advancement Corp.,
Class A * 220 2,202
Moelis & Co., Class A (d) 4,661 197,906
Moody's Corp. 9,183 2,432,301
Morgan Stanley 70,615 5,802,435
Morningstar, Inc. 1,226 284,653
Motive Capital Corp. II,
Class A * 218 2,195
MSCI, Inc. 4,629 2,170,353
MSD Acquisition Corp.,
Class A * 369 3,679
Nabors Energy Transition
Corp., Class A * 176 1,781
Nasdaq, Inc. 22,632 1,408,616
New Vista Acquisition Corp.,
Class A * 176 1,756
NightDragon Acquisition
Corp., Class A * 220 2,204
North Atlantic Acquisition
Corp., Class A * 242 2,420
Northern Star Investment
Corp. II, Class A * 254 2,527
Northern Star Investment
Corp. III, Class A * 240 2,383
Northern Star Investment
Corp. IV, Class A * 240 2,388
Northern Trust Corp. 12,737 1,074,366
One Equity Partners Open
Water I Corp., Class A * 220 2,201
Open Lending Corp., Class A * 5,632 40,381
Oppenheimer Holdings, Inc.,
Class A 601 20,686
Orion Acquisition Corp.,
Class A * 263 2,638
P10, Inc., Class A 228 2,369
Papaya Growth Opportunity
Corp. I, Class A * 185 1,859
Pathfinder Acquisition Corp.,
Class A * 197 1,960
Perella Weinberg Partners (d) 12,048 94,938
Peridot Acquisition Corp. II,
Class A * 259 2,577
Periphas Capital Partnering
Corp., Class A * 99 2,460
Pine Technology Acquisition
Corp., Class A * 218 2,169
Pioneer Merger Corp.,
Class A * 229 2,292
Piper Sandler Cos. (d) 1,234 157,915
Pivotal Investment Corp. III,
Class A * 176 1,749
PJT Partners, Inc., Class A 1,942 144,485
Plum Acquisition Corp. I,
Class A * 202 2,014
Pontem Corp., Class A * 440 4,396

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 53
Common Stocks
Shares Value ($)
Capital Markets
Post Holdings Partnering
Corp., Class A * 195 1,911
Power & Digital Infrastructure
Acquisition II Corp.,
Class A * 184 1,823
Powered Brands, Class A * 152 1,518
PowerUp Acquisition Corp.,
Class A * 184 1,871
Priveterra Acquisition Corp.,
Class A * 176 1,749
PROOF Acquisition Corp. I,
Class A * 176 1,760
Prospector Capital Corp.,
Class A * 207 2,072
Raymond James Financial,
Inc. 11,277 1,332,235
Revolution Healthcare
Acquisition Corp., Class A * 353 3,534
Rice Acquisition Corp. II,
Class A * 215 2,137
RMG Acquisition Corp. III,
Class A * 309 3,084
Robinhood Markets, Inc.,
Class A *(d) 34,664 404,876
Ross Acquisition Corp. II,
Class A * 216 2,156
RXR Acquisition Corp.,
Class A * 220 2,180
S&P Global, Inc. 18,353 5,895,901
Science Strategic Acquisition
Corp. Alpha, Class A * 198 1,980
Screaming Eagle Acquisition
Corp., Class A * 481 4,719
Sculptor Capital Management,
Inc. 662 7,024
SEI Investments Co. (d) 6,166 334,814
Semper Paratus Acquisition
Corp., Class A * 218 2,228
Senior Connect Acquisition
Corp. I, Class A * 265 2,653
ShoulderUp Technology
Acquisition Corp., Class A * 200 2,000
Sierra Lake Acquisition Corp.,
Class A * 183 1,843
Silver Spike Acquisition Corp.
II, Class A * 183 1,823
Silvercrest Asset Management
Group, Inc., Class A 3,180 60,388
Simon Property Group
Acquisition Holdings, Inc.,
Class A * 219 2,172
Slam Corp., Class A * 370 3,685
Social Leverage Acquisition
Corp. I, Class A * 220 2,176
Sound Point Acquisition Corp.
I Ltd., Class A * 165 1,683
ST Energy Transition I Ltd. * 184 1,849
State Street Corp. 21,317 1,577,458
Common Stocks
Shares Value ($)
Capital Markets
StepStone Group, Inc.,
Class A 2,626 77,520
Stifel Financial Corp. 6,658 411,930
StoneX Group, Inc. * 1,591 148,472
Supernova Partners
Acquisition Co. III Ltd.,
Class A * 176 1,755
Sustainable Development
Acquisition I Corp., Class A * 202 2,014
SVF Investment Corp.,
Class A * 301 3,010
T. Rowe Price Group, Inc. (d) 13,826 1,467,768
Tailwind Acquisition Corp.,
Class A * 206 2,076
Tailwind International
Acquisition Corp., Class A * 218 2,173
Tastemaker Acquisition Corp.,
Class A * 173 1,737
TCV Acquisition Corp.,
Class A * 258 2,544
TCW Special Purpose
Acquisition Corp., Class A * 291 2,881
Tech and Energy Transition
Corp., Class A * 237 2,356
Thunder Bridge Capital
Partners III, Inc., Class A * 271 2,696
Tishman Speyer Innovation
Corp. II, Class A * 191 1,912
TLG Acquisition One Corp.,
Class A * 254 2,527
TortoiseEcofin Acquisition
Corp. III, Class A * 220 2,165
TPG Pace Beneficial II Corp.,
Class A * 251 2,472
TPG, Inc. (d) 393 12,085
Tradeweb Markets, Inc.,
Class A 7,304 402,304
Trine II Acquisition Corp.,
Class A * 259 2,613
Twelve Seas Investment Co.
II, Class A * 215 2,133
TZP Strategies Acquisition
Corp., Class A * 184 1,836
USHG Acquisition Corp.,
Class A * 184 1,827
Value Line, Inc. 36 1,930
VectoIQ Acquisition Corp. II,
Class A * 207 2,070
Vector Acquisition Corp. II,
Class A * 280 2,786
Victory Capital Holdings, Inc.,
Class A 3,109 89,912
Virtu Financial, Inc., Class A 6,315 141,330
Virtus Investment Partners,
Inc. 678 116,270
Warburg Pincus Capital Corp.
I-A, Class A * 180 1,796
Warburg Pincus Capital Corp.
I-B, Class B * 352 3,513

54 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
WisdomTree Investments, Inc. 1,529 8,302
Zimmer Energy Transition
Acquisition Corp., Class A * 177 1,743
67,887,973
Chemicals 0.9%
AdvanSix, Inc. 1,121 40,782
Air Products & Chemicals, Inc. 12,840 3,215,136
Albemarle Corp. 6,466 1,809,639
American Vanguard Corp. 1,222 28,436
Amyris, Inc. *(d) 5,721 16,076
Ashland, Inc. 3,123 327,665
Aspen Aerogels, Inc. *(d) 739 9,371
Avient Corp. 5,081 175,244
Axalta Coating Systems Ltd. * 13,861 323,239
Balchem Corp. (d) 1,704 238,219
Cabot Corp. 2,615 192,150
Celanese Corp. 6,544 629,009
CF Industries Holdings, Inc. 10,098 1,073,013
Chase Corp. 299 28,169
Chemours Co. (The) 8,427 241,265
Corteva, Inc. 40,725 2,660,971
Danimer Scientific, Inc. *(d) 2,460 6,445
Diversey Holdings Ltd. * 769 4,153
Dow, Inc. 33,984 1,588,412
DuPont de Nemours, Inc. 33,051 1,890,517
Eastman Chemical Co. 7,233 555,567
Ecolab, Inc. 14,940 2,346,626
Ecovyst, Inc. * 1,760 17,512
Element Solutions, Inc. 12,787 219,936
FMC Corp. 7,085 842,407
FutureFuel Corp. 939 6,423
Ginkgo Bioworks Holdings,
Inc. *(d) 48,674 132,880
Hawkins, Inc. 784 35,304
HB Fuller Co. 2,505 174,624
Huntsman Corp. 10,866 290,774
Ingevity Corp. * 2,239 150,618
Innospec, Inc. 1,671 167,083
International Flavors &
Fragrances, Inc. 14,608 1,425,887
Intrepid Potash, Inc. *(d) 392 17,738
Koppers Holdings, Inc. 825 20,592
Kronos Worldwide, Inc. 947 8,997
Linde plc 24,292 7,223,226
Livent Corp. *(d) 7,734 244,162
LSB Industries, Inc. * 681 12,006
LyondellBasell Industries NV,
Class A 16,938 1,294,910
Mativ Holdings, Inc. (d) 1,995 47,361
Minerals Technologies, Inc. 2,014 110,790
Mosaic Co. (The) 17,546 943,098
NewMarket Corp. 396 120,519
Olin Corp. 6,813 360,748
Origin Materials, Inc. *(d) 10,087 57,294
Orion Engineered Carbons SA 3,376 53,881
Perimeter Solutions SA * 8,114 64,831
PPG Industries, Inc. 13,779 1,573,286
PureCycle Technologies,
Inc. *(d) 8,633 71,395
Common Stocks
Shares Value ($)
Chemicals
Quaker Chemical Corp. (d) 722 117,426
Rayonier Advanced Materials,
Inc. * 2,439 11,097
RPM International, Inc. 7,860 743,320
Scotts Miracle-Gro Co.
(The) (d) 2,202 101,094
Sensient Technologies
Corp. (d) 2,619 187,154
Sherwin-Williams Co. (The) 13,423 3,020,578
Shin-Etsu Chemical Co. Ltd. 28,900 3,017,740
Stepan Co. 1,343 140,263
Tredegar Corp. 1,063 11,576
Trinseo plc 3,465 65,211
Tronox Holdings plc 6,414 76,968
Valvoline, Inc. 9,479 278,303
Westlake Corp. 2,141 206,928
41,066,044
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 3,904 173,767
ACCO Brands Corp. 3,387 15,580
ACV Auctions, Inc., Class A * 8,236 75,112
Aris Water Solution, Inc.,
Class A (d) 2,880 49,046
Aurora Innovation, Inc. *(d) 2,131 4,390
Brady Corp., Class A (d) 2,945 134,734
BrightView Holdings, Inc. * 1,283 11,444
Brink's Co. (The) 2,123 126,595
Casella Waste Systems, Inc.,
Class A * 2,637 215,733
Cimpress plc * 944 21,976
Cintas Corp. 5,766 2,465,253
Clean Harbors, Inc. * 2,767 338,847
CompX International, Inc. 68 1,213
Copart, Inc. * 15,405 1,771,883
CoreCivic, Inc. * 8,704 91,131
Deluxe Corp. 2,719 49,975
Driven Brands Holdings, Inc. * 3,490 111,610
Ennis, Inc. 1,011 22,808
GEO Group, Inc. (The) *(d) 4,277 36,184
Harsco Corp. * 2,989 15,812
Healthcare Services Group,
Inc. (d) 5,260 73,430
Heritage-Crystal Clean, Inc. * 660 18,130
HNI Corp. 3,740 108,423
IAA, Inc. * 8,172 309,964
Interface, Inc. 2,301 26,024
KAR Auction Services, Inc. * 9,253 134,446
Kimball International, Inc.,
Class B 1,451 10,723
Li-Cycle Holdings Corp. * 8,155 48,604
Matthews International Corp.,
Class A 1,216 32,686
MillerKnoll, Inc. 4,279 90,629
Montrose Environmental
Group, Inc. * 794 34,761
MSA Safety, Inc. 1,982 266,064
NL Industries, Inc. 307 2,689
Pitney Bowes, Inc. 2,124 6,606
Republic Services, Inc. 10,708 1,420,095

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 55
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Rollins, Inc. 15,900 669,072
SP Plus Corp. * 929 34,401
Steelcase, Inc., Class A 11,086 86,138
Stericycle, Inc. * 6,042 269,352
Tetra Tech, Inc. 2,931 414,092
UniFirst Corp. 790 145,368
Viad Corp. * 829 30,905
VSE Corp. 65 3,009
Waste Management, Inc. 23,474 3,717,577
13,686,281
Communications Equipment 0.4%
ADTRAN Holdings, Inc. 4,237 95,163
Arista Networks, Inc. * 13,832 1,671,736
Aviat Networks, Inc. *(d) 64 2,090
Calix, Inc. * 3,039 223,792
Cambium Networks Corp. * 150 2,903
Casa Systems, Inc. * 982 3,093
Ciena Corp. *(d) 9,419 451,170
Cisco Systems, Inc. 229,593 10,430,410
Clearfield, Inc. *(d) 936 113,696
CommScope Holding Co.,
Inc. * 12,650 167,486
Comtech Telecommunications
Corp. 1,029 11,370
Digi International, Inc. * 1,218 49,122
DZS, Inc. * 348 5,530
Extreme Networks, Inc. * 8,898 159,630
F5, Inc. * 3,267 466,887
Harmonic, Inc. *(d) 3,635 56,161
Infinera Corp. *(d) 6,408 35,949
Inseego Corp. * 2,764 6,247
Juniper Networks, Inc. 20,424 624,974
Lumentum Holdings, Inc. *(d) 4,110 305,990
Motorola Solutions, Inc. 9,019 2,252,134
NETGEAR, Inc. * 1,185 23,285
NetScout Systems, Inc. * 4,158 149,355
Ribbon Communications, Inc. * 2,494 6,609
Ubiquiti, Inc. (d) 381 132,112
Viasat, Inc. * 3,821 156,508
Viavi Solutions, Inc. *(d) 14,916 225,232
17,828,634
Construction & Engineering 0.1%
AECOM (d) 7,499 564,525
Ameresco, Inc., Class A *(d) 1,725 104,328
API Group Corp. * 9,992 164,768
Arcosa, Inc. 2,819 180,980
Argan, Inc. 596 20,663
Comfort Systems USA, Inc. 1,985 244,711
Concrete Pumping Holdings,
Inc. * 859 5,502
Construction Partners, Inc.,
Class A * 3,380 105,253
Dycom Industries, Inc. * 1,721 203,388
EMCOR Group, Inc. 2,603 367,283
Fluor Corp. *(d) 8,213 248,525
Granite Construction, Inc. (d) 3,302 111,377
Great Lakes Dredge & Dock
Corp. * 2,565 19,391
Common Stocks
Shares Value ($)
Construction & Engineering
IES Holdings, Inc. * 272 8,987
MasTec, Inc. *(d) 3,159 243,496
MDU Resources Group, Inc. 10,934 311,400
MYR Group, Inc. * 570 49,881
Northwest Pipe Co. * 346 11,761
NV5 Global, Inc. * 1,036 150,168
Primoris Services Corp. 4,151 83,809
Quanta Services, Inc. (d) 7,957 1,130,212
Sterling Infrastructure, Inc. *(d) 1,164 31,416
Tutor Perini Corp. * 1,618 12,006
Valmont Industries, Inc. 1,138 363,272
WillScot Mobile Mini Holdings
Corp. * 11,129 473,316
5,210,418
Construction Materials 0.1%
Eagle Materials, Inc. 2,186 267,370
Martin Marietta Materials, Inc. 3,561 1,196,425
Summit Materials, Inc.,
Class A * 6,626 174,595
United States Lime &
Minerals, Inc. 69 8,704
Vulcan Materials Co. 7,365 1,205,650
2,852,744
Consumer Finance 0.2%
Ally Financial, Inc. 14,905 410,782
American Express Co. 33,944 5,038,987
Atlanticus Holdings Corp. *(d) 151 4,313
Bread Financial Holdings, Inc. 2,593 93,633
Capital One Financial Corp. 20,789 2,204,050
Credit Acceptance Corp. *(d) 440 204,873
Curo Group Holdings Corp. (d) 748 3,867
Discover Financial Services 14,460 1,510,492
Encore Capital Group, Inc. *(d) 2,026 103,164
Enova International, Inc. * 2,796 104,822
EZCORP, Inc., Class A *(d) 2,379 22,981
FirstCash Holdings, Inc. 2,065 203,299
Green Dot Corp., Class A * 519 9,877
LendingClub Corp. * 5,558 59,137
LendingTree, Inc. *(d) 784 19,780
Navient Corp. 9,124 138,137
Nelnet, Inc., Class A 805 71,717
OneMain Holdings, Inc. 6,446 248,558
Oportun Financial Corp. * 828 4,554
PRA Group, Inc. * 3,346 112,091
PROG Holdings, Inc. * 3,515 58,068
Regional Management Corp. 392 13,312
SLM Corp. 13,271 220,166
SoFi Technologies, Inc. *(d) 42,968 233,746
Synchrony Financial 19,256 684,743
Upstart Holdings, Inc. *(d) 4,123 95,571
World Acceptance Corp. *(d) 206 16,731
11,891,451
Containers & Packaging 0.2%
Amcor plc 54,919 635,962
AptarGroup, Inc. 3,967 393,328
Ardagh Group SA *^∞(d) 742 5,624
Ardagh Metal Packaging SA 9,306 41,319

56 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Containers & Packaging
Avery Dennison Corp. 4,755 806,210
Ball Corp. (d) 17,316 855,237
Berry Global Group, Inc. * 10,101 477,979
Crown Holdings, Inc. (d) 6,620 454,066
Cryptyde, Inc. *(d) 127 69
Graphic Packaging Holding
Co. 16,290 374,018
Greif, Inc., Class A (d) 1,167 78,426
International Paper Co. 24,551 825,159
Myers Industries, Inc. 1,492 30,273
O-I Glass, Inc. * 7,996 130,415
Packaging Corp. of America 6,210 746,504
Pactiv Evergreen, Inc. 2,140 23,347
Ranpak Holdings Corp. * 2,401 9,124
Sealed Air Corp. 8,855 421,675
Silgan Holdings, Inc. 4,375 207,200
Sonoco Products Co. (d) 5,832 362,051
TriMas Corp. 1,675 38,274
Westrock Co. 19,474 663,285
7,579,545
Distributors 0.1%
Funko, Inc., Class A * 1,012 20,898
Genuine Parts Co. 9,403 1,672,417
LKQ Corp. 14,776 822,137
Pool Corp. 2,179 662,917
3,178,369
Diversified Consumer Services 0.1%
2U, Inc. *(d) 4,266 26,406
ADT, Inc. (d) 10,265 86,842
Adtalem Global Education,
Inc. *(d) 1,882 78,479
American Public Education,
Inc. * 605 7,750
Bright Horizons Family
Solutions, Inc. * 3,169 206,999
Carriage Services, Inc. 702 17,136
Chegg, Inc. * 7,887 170,123
Coursera, Inc. *(d) 9,004 116,062
Duolingo, Inc. *(d) 1,286 105,246
European Wax Center, Inc.,
Class A 224 3,221
Frontdoor, Inc. * 4,413 97,351
Graham Holdings Co., Class B 220 137,251
Grand Canyon Education,
Inc. * 1,472 148,127
H&R Block, Inc. 8,001 329,241
Laureate Education, Inc.,
Class A (d) 7,225 91,324
Mister Car Wash, Inc. *(d) 5,506 48,618
OneSpaWorld Holdings Ltd. * 1,489 13,505
Perdoceo Education Corp. * 2,684 30,678
PowerSchool Holdings, Inc.,
Class A * 1,655 33,100
Rover Group, Inc. *(d) 766 3,363
Service Corp. International (d) 10,698 648,406
Strategic Education, Inc. 1,674 115,506
Stride, Inc. *(d) 2,454 82,234
Udemy, Inc. * 4,476 65,126
Common Stocks
Shares Value ($)
Diversified Consumer Services
Universal Technical Institute,
Inc. *(d) 204 1,408
Vivint Smart Home, Inc. * 2,683 20,525
WW International, Inc. * 1,649 7,453
2,691,480
Diversified Financial Services 0.8%
Alerus Financial Corp. 512 11,418
A-Mark Precious Metals, Inc. 1,727 52,518
Apollo Global Management,
Inc. (d) 24,126 1,335,616
Banco Latinoamericano de
Comercio Exterior SA,
Class E 7,315 114,772
Berkshire Hathaway, Inc.,
Class B * 97,901 28,889,606
Cannae Holdings, Inc. * 5,267 121,984
Compass Diversified Holdings 2,651 56,413
Equitable Holdings, Inc. 25,909 793,334
Jackson Financial, Inc.,
Class A 4,023 154,322
ORIX Corp. 321,300 4,705,260
Voya Financial, Inc. (d) 5,992 409,613
36,644,856
Diversified Telecommunication Services 0.4%
Anterix, Inc. * 524 20,095
AST SpaceMobile, Inc. *(d) 262 1,894
AT&T, Inc. 406,862 7,417,094
ATN International, Inc. 445 19,188
Bandwidth, Inc., Class A * 768 9,116
Charge Enterprises, Inc. * 9,645 21,412
Cogent Communications
Holdings, Inc. 2,443 128,282
Consolidated Communications
Holdings, Inc. * 2,947 15,236
EchoStar Corp., Class A * 1,148 21,663
Frontier Communications
Parent, Inc. *(d) 14,676 343,712
Globalstar, Inc. * 53,062 115,145
IDT Corp., Class B * 1,592 41,488
Iridium Communications, Inc. * 6,776 349,167
Liberty Global plc, Class C * 2,533 44,733
Liberty Latin America Ltd.,
Class A * 8,815 68,604
Lumen Technologies, Inc. (d) 64,563 475,184
Ooma, Inc. * 772 12,530
Radius Global Infrastructure,
Inc. *(d) 2,470 23,095
Starry Group Holdings, Inc.,
Class A *(d) 862 190
Verizon Communications, Inc. 240,630 8,992,343
18,120,171
Electric Utilities 0.8%
ALLETE, Inc. 3,383 190,361
Alliant Energy Corp. 13,210 689,166
American Electric Power Co.,
Inc. 30,120 2,648,150
Avangrid, Inc. (d) 4,466 181,677

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 57
Common Stocks
Shares Value ($)
Electric Utilities
Constellation Energy Corp. 18,206 1,721,195
Duke Energy Corp. 45,548 4,244,163
Edison International 20,424 1,226,257
Entergy Corp. 11,739 1,257,716
Evergy, Inc. 10,143 620,042
Eversource Energy 20,800 1,586,624
Exelon Corp. 64,572 2,491,833
FirstEnergy Corp. 31,741 1,196,953
Hawaiian Electric Industries,
Inc. 7,416 282,105
IDACORP, Inc. (d) 2,785 291,590
MGE Energy, Inc. 2,226 151,568
NextEra Energy, Inc. (d) 111,984 8,678,760
NRG Energy, Inc. (d) 12,789 567,832
OGE Energy Corp. 11,371 416,520
Otter Tail Corp. 1,610 108,546
PG&E Corp. *(d) 100,381 1,498,688
Pinnacle West Capital Corp. 9,004 605,159
PNM Resources, Inc. 4,645 215,853
Portland General Electric
Co. (d) 4,810 216,161
PPL Corp. 47,028 1,245,772
Southern Co. (The) 62,668 4,103,501
Via Renewables, Inc. (d) 425 2,971
Xcel Energy, Inc. 32,613 2,123,432
38,562,595
Electrical Equipment 0.5%
Acuity Brands, Inc. (d) 1,863 341,991
Allied Motion Technologies,
Inc. 500 16,910
AMETEK, Inc. 14,236 1,845,840
Array Technologies, Inc. * 7,154 129,487
Atkore, Inc. * 2,415 230,149
AZZ, Inc. (d) 1,026 41,245
Babcock & Wilcox Enterprises,
Inc. * 335 1,528
Blink Charging Co. *(d) 1,409 20,853
Bloom Energy Corp., Class A * 9,817 183,676
ChargePoint Holdings,
Inc. *(d) 14,046 196,363
Eaton Corp. plc 23,382 3,508,937
Emerson Electric Co. 34,551 2,992,117
Encore Wire Corp. 1,084 149,148
Energy Vault Holdings,
Inc. *(d) 548 1,765
EnerSys 2,590 171,691
Enovix Corp. *(d) 5,114 96,501
ESS Tech, Inc. *(d) 362 1,531
Fluence Energy, Inc. *(d) 2,125 31,726
FuelCell Energy, Inc. *(d) 19,030 59,374
Fuji Electric Co. Ltd. 100,900 3,905,144
Generac Holdings, Inc. *(d) 3,359 389,342
GrafTech International Ltd. 11,715 59,629
Heliogen, Inc. * 1,028 1,850
Hubbell, Inc. 3,473 824,768
Nidec Corp. 45,800 2,525,514
nVent Electric plc 9,227 336,785
Plug Power, Inc. *(d) 30,467 486,863
Powell Industries, Inc. 325 8,018
Common Stocks
Shares Value ($)
Electrical Equipment
Preformed Line Products Co. 99 7,858
Regal Rexnord Corp. (d) 3,619 457,948
Rockwell Automation, Inc. 6,639 1,694,937
Sensata Technologies Holding
plc 8,109 326,063
Shoals Technologies Group,
Inc., Class A * 5,201 120,195
SKYX Platforms Corp. * 287 970
Stem, Inc. * 8,496 115,546
SunPower Corp. *(d) 4,493 83,076
Sunrun, Inc. * 10,655 239,844
Thermon Group Holdings,
Inc. * 1,358 24,118
TPI Composites, Inc. * 1,242 12,370
Vertiv Holdings Co. 16,037 229,489
Vicor Corp. * 1,214 57,993
21,929,152
Electronic Equipment, Instruments & Components 0.5%
908 Devices, Inc. *(d) 422 6,748
Advanced Energy Industries,
Inc. 2,126 167,210
Aeva Technologies, Inc. *(d) 4,378 8,756
AEye, Inc. *(d) 724 630
Akoustis Technologies,
Inc. *(d) 1,111 3,700
Amphenol Corp., Class A 33,592 2,547,281
Arlo Technologies, Inc. * 3,062 15,769
Arrow Electronics, Inc. * 4,693 475,213
Avnet, Inc. 4,857 195,203
Badger Meter, Inc. 1,712 192,566
Belden, Inc. 2,509 174,702
Benchmark Electronics, Inc. 2,566 72,849
CDW Corp. 6,757 1,167,677
Cognex Corp. 10,399 480,746
Coherent Corp. * 6,827 229,453
Corning, Inc. 42,446 1,365,488
CTS Corp. 1,613 63,746
ePlus, Inc. * 1,295 63,092
Fabrinet * 1,880 215,072
FARO Technologies, Inc. * 709 20,710
Hamamatsu Photonics KK 50,700 2,290,307
Ibiden Co. Ltd. 110,700 3,741,049
Identiv, Inc. * 137 1,651
Insight Enterprises, Inc. *(d) 1,270 120,028
IPG Photonics Corp. * 2,085 178,601
Itron, Inc. *(d) 2,655 129,803
Jabil, Inc. (d) 9,956 639,673
Keyence Corp. 5,300 1,997,449
Keysight Technologies, Inc. * 9,607 1,673,059
Kimball Electronics, Inc. * 987 20,401
Knowles Corp. * 4,803 66,041
Lightwave Logic, Inc. *(d) 8,426 71,368
Littelfuse, Inc. 1,232 271,348
Methode Electronics, Inc. 2,744 113,135
MicroVision, Inc. *(d) 5,523 20,214
Mirion Technologies, Inc. *(d) 11,658 94,197
Mobileye Global, Inc.,
Class A * 13,001 342,966

58 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Napco Security Technologies,
Inc. * 1,010 28,704
National Instruments Corp. (d) 7,763 296,391
nLight, Inc. * 1,421 15,304
Novanta, Inc. * 1,704 240,946
OSI Systems, Inc. * 390 32,050
Ouster, Inc. * 770 962
PAR Technology Corp. *(d) 702 20,204
PC Connection, Inc. 459 24,391
Plexus Corp. * 1,395 137,268
Rogers Corp. * 1,040 244,743
Sanmina Corp. * 3,275 183,564
ScanSource, Inc. * 1,946 60,287
SmartRent, Inc. *(d) 10,844 29,821
TD SYNNEX Corp. (d) 2,260 206,813
TE Connectivity Ltd. 468 57,204
Teledyne Technologies, Inc. * 2,551 1,015,247
Trimble, Inc. * 14,561 875,990
TTM Technologies, Inc. * 6,299 96,438
Velodyne Lidar, Inc. * 3,985 3,935
Vishay Intertechnology, Inc. 8,161 170,647
Vishay Precision Group, Inc. * 478 16,132
Vontier Corp. 8,697 166,113
Zebra Technologies Corp.,
Class A * 3,015 853,908
24,014,963
Energy Equipment & Services 0.2%
Archrock, Inc. (d) 10,599 79,598
Baker Hughes Co. 57,323 1,585,554
Borr Drilling Ltd. *(d) 9,322 45,771
Bristow Group, Inc. * 365 10,928
Cactus, Inc., Class A 3,612 186,813
ChampionX Corp. 11,109 317,940
Core Laboratories NV 295 5,741
Diamond Offshore Drilling,
Inc. * 10,047 98,963
DMC Global, Inc. *(d) 617 13,352
Dril-Quip, Inc. *(d) 1,954 48,615
Expro Group Holdings NV * 5,476 103,661
Halliburton Co. 52,498 1,911,977
Helix Energy Solutions Group,
Inc. * 5,868 41,076
Helmerich & Payne, Inc. 6,639 328,697
Liberty Energy, Inc., Class A * 6,630 112,113
Nabors Industries Ltd. * 517 89,973
National Energy Services
Reunited Corp. * 934 7,061
Newpark Resources, Inc. * 3,342 12,232
NexTier Oilfield Solutions,
Inc. * 34,746 350,240
Noble Corp. plc *(d) 2,388 86,063
NOV, Inc. 22,550 505,120
Oceaneering International,
Inc. * 6,295 88,067
Oil States International,
Inc. *(d) 2,279 14,745
Patterson-UTI Energy, Inc. 12,517 220,925
ProPetro Holding Corp. * 3,556 42,103
RPC, Inc. 9,412 104,756
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 80,602 4,193,722
Select Energy Services, Inc.,
Class A * 2,595 25,042
Solaris Oilfield Infrastructure,
Inc., Class A 1,197 16,303
TETRA Technologies, Inc. * 14,183 70,064
Tidewater, Inc. * 3,196 108,344
Transocean Ltd. *(d) 3,820 14,058
US Silica Holdings, Inc. * 2,902 41,760
Valaris Ltd. * 3,245 217,188
Weatherford International plc * 449 18,714
11,117,279
Entertainment 0.7%
Activision Blizzard, Inc. 44,320 3,226,496
AMC Entertainment Holdings,
Inc., Class A *(d) 27,003 179,840
Capcom Co. Ltd. 144,300 4,028,757
Cinemark Holdings, Inc. *(d) 6,669 70,758
Electronic Arts, Inc. 15,564 1,960,441
Endeavor Group Holdings,
Inc., Class A * 824 17,996
IMAX Corp. * 1,679 21,374
Liberty Media Corp.-Liberty
Braves, Class A * 1,502 47,031
Liberty Media Corp.-Liberty
Formula One, Class A *(d) 10,541 607,613
Lions Gate Entertainment
Corp., Class A * 8,189 63,052
Live Nation Entertainment,
Inc. *(d) 13,743 1,094,080
Madison Square Garden
Entertainment Corp. *(d) 1,847 90,558
Madison Square Garden
Sports Corp., Class A 1,314 205,786
Marcus Corp. (The) (d) 872 13,115
Netflix, Inc. * 24,868 7,258,472
Playstudios, Inc. *(d) 12,283 55,396
Playtika Holding Corp. * 5,315 50,227
ROBLOX Corp., Class A * 23,763 1,063,157
Roku, Inc. *(d) 7,264 403,443
Sciplay Corp., Class A * 153 2,140
Skillz, Inc. *(d) 16,734 17,236
Spotify Technology SA * 6,940 559,225
Take-Two Interactive
Software, Inc. * 9,033 1,070,257
Walt Disney Co. (The) * 103,963 11,076,218
Warner Bros Discovery,
Inc. *(d) 129,775 1,687,075
Warner Music Group Corp.,
Class A 756 19,671
World Wrestling
Entertainment, Inc.,
Class A (d) 2,559 201,879
35,091,293
Equity Real Estate Investment Trusts (REITs) 1.5%
Acadia Realty Trust 3,788 52,918
Agree Realty Corp. 4,297 295,204
Alexander & Baldwin, Inc. 5,489 106,926

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 59
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Alexander's, Inc. 82 19,261
Alexandria Real Estate
Equities, Inc. 11,277 1,638,548
American Assets Trust, Inc. 3,669 100,824
American Homes 4 Rent,
Class A 15,246 486,957
American Tower Corp. 26,160 5,420,090
Americold Realty Trust, Inc. (d) 16,381 397,239
Apartment Income REIT Corp. 7,764 298,371
Apartment Investment and
Management Co., Class A 12,487 99,147
Apple Hospitality REIT, Inc. 13,449 230,247
Armada Hoffler Properties,
Inc. 9,873 115,415
Ashford Hospitality Trust, Inc. * 218 1,770
AvalonBay Communities, Inc. 7,720 1,351,926
Belpointe Prep LLC * 20 1,840
Bluerock Homes Trust, Inc. * 272 6,882
Boston Properties, Inc. 10,226 743,430
Braemar Hotels & Resorts,
Inc. 411 2,026
Brandywine Realty Trust 10,787 70,763
Brixmor Property Group, Inc. 16,362 348,674
Broadstone Net Lease, Inc. 7,795 133,606
BRT Apartments Corp. 356 7,889
Camden Property Trust 5,308 613,339
CareTrust REIT, Inc. 5,021 93,792
CBL & Associates Properties,
Inc. 2,541 73,003
Centerspace 1,290 89,397
Chatham Lodging Trust * 1,927 24,993
City Office REIT, Inc. 1,492 15,845
Clipper Realty, Inc. 525 3,722
Community Healthcare Trust,
Inc. 868 30,033
Corporate Office Properties
Trust 5,939 158,274
Cousins Properties, Inc. 6,019 143,011
Crown Castle, Inc. 24,495 3,264,204
CTO Realty Growth, Inc. 772 15,517
CubeSmart 12,415 519,816
DiamondRock Hospitality Co. 10,071 94,063
Digital Realty Trust, Inc. 16,581 1,662,245
Diversified Healthcare Trust 9,107 12,386
Douglas Emmett, Inc. 9,278 163,200
Easterly Government
Properties, Inc. 6,223 108,218
EastGroup Properties, Inc. 2,191 343,308
Elme Communities 6,405 122,271
Empire State Realty Trust,
Inc., Class A 5,290 38,987
EPR Properties 4,241 163,703
Equinix, Inc. 5,443 3,083,133
Equity Commonwealth 7,564 197,874
Equity LifeStyle Properties,
Inc. 9,107 582,484
Equity Residential 19,551 1,232,104
Essential Properties Realty
Trust, Inc. 7,026 151,200
Essex Property Trust, Inc. 3,522 782,729
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Extra Space Storage, Inc. 7,469 1,325,299
Farmland Partners, Inc. 1,164 16,308
Federal Realty Investment
Trust 2,983 295,257
First Industrial Realty Trust,
Inc. 8,742 416,381
Four Corners Property Trust,
Inc. 5,761 147,597
Franklin Street Properties
Corp. 4,189 12,064
Gaming and Leisure
Properties, Inc. 11,847 593,772
Getty Realty Corp. 360 11,336
Gladstone Commercial Corp. 1,313 23,096
Gladstone Land Corp. 840 17,094
Global Medical REIT, Inc. 1,650 15,081
Global Net Lease, Inc. 8,250 101,062
Healthcare Realty Trust, Inc. 22,321 453,786
Healthpeak Properties, Inc. 27,512 652,860
Hersha Hospitality Trust,
Class A 1,335 12,215
Highwoods Properties, Inc. 5,630 158,935
Host Hotels & Resorts, Inc. 39,769 750,839
Hudson Pacific Properties,
Inc. 11,468 126,607
Independence Realty Trust,
Inc. 11,483 192,455
Indus Realty Trust, Inc. 88 4,558
Industrial Logistics Properties
Trust 6,257 29,283
Innovative Industrial
Properties, Inc. 1,367 147,773
InvenTrust Properties Corp. 3,709 93,467
Invitation Homes, Inc. 36,571 1,158,935
Iron Mountain, Inc. 15,980 800,119
iStar, Inc. 4,518 47,349
JBG SMITH Properties 5,933 116,761
Kilroy Realty Corp. 7,470 319,268
Kimco Realty Corp. 32,517 695,213
Kite Realty Group Trust 9,433 185,264
Lamar Advertising Co.,
Class A 4,491 414,205
Life Storage, Inc. 4,964 549,068
LTC Properties, Inc. 3,522 136,196
LXP Industrial Trust 14,556 140,902
Macerich Co. (The) 11,073 123,242
Medical Properties Trust, Inc. 71,255 815,870
Mid-America Apartment
Communities, Inc. 6,317 994,612
National Health Investors, Inc. 2,659 150,765
National Retail Properties, Inc. 13,835 581,485
National Storage Affiliates
Trust 4,192 178,831
Necessity Retail REIT, Inc.
(The) 4,448 30,424
NETSTREIT Corp. 3,319 62,464
NexPoint Residential Trust,
Inc. 1,240 56,544
Office Properties Income Trust 1,769 27,066

60 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Omega Healthcare Investors,
Inc. 12,886 409,517
One Liberty Properties, Inc. 701 15,801
Orion Office REIT, Inc. 1,746 16,360
Outfront Media, Inc. 6,567 118,534
Paramount Group, Inc. 6,552 42,391
Park Hotels & Resorts, Inc. 14,236 186,207
Pebblebrook Hotel Trust 8,072 129,475
Phillips Edison & Co., Inc. 7,913 238,498
Physicians Realty Trust 12,081 181,940
Piedmont Office Realty Trust,
Inc., Class A 7,547 78,866
Plymouth Industrial REIT, Inc. 2,868 52,886
Postal Realty Trust, Inc.,
Class A 112 1,756
PotlatchDeltic Corp. 4,071 181,119
Prologis, Inc. 52,530 5,817,697
Public Storage 8,752 2,710,932
Rayonier, Inc. 9,195 309,871
Realty Income Corp. 35,038 2,181,816
Regency Centers Corp. 9,061 548,281
Retail Opportunity
Investments Corp. 16,650 241,092
Rexford Industrial Realty, Inc. 9,604 530,909
RLJ Lodging Trust 10,824 131,728
RPT Realty 3,050 28,365
Ryman Hospitality Properties,
Inc. 3,022 268,716
Sabra Health Care REIT, Inc. 12,420 169,657
Safehold, Inc. 661 19,334
Saul Centers, Inc. 486 19,902
SBA Communications Corp. 5,786 1,561,641
Service Properties Trust 5,051 40,964
Simon Property Group, Inc. 18,170 1,980,167
SITE Centers Corp. 10,081 124,803
SL Green Realty Corp. 3,767 149,475
Spirit Realty Capital, Inc. 8,148 316,387
STAG Industrial, Inc. 12,724 401,951
STORE Capital Corp. 20,786 660,995
Summit Hotel Properties, Inc. 3,377 29,177
Sun Communities, Inc. 7,339 989,664
Sunstone Hotel Investors, Inc. 14,933 166,503
Tanger Factory Outlet
Centers, Inc. 6,867 123,675
Terreno Realty Corp. 4,248 242,731
UDR, Inc. 20,537 816,551
UMH Properties, Inc. 4,537 79,579
Uniti Group, Inc. 12,180 94,517
Universal Health Realty
Income Trust 503 24,481
Urban Edge Properties 6,982 98,586
Urstadt Biddle Properties, Inc.,
Class A 1,259 23,594
Ventas, Inc. 22,776 891,225
Veris Residential, Inc. * 6,429 101,771
VICI Properties, Inc. 59,698 1,911,530
Vornado Realty Trust 8,929 210,635
Welltower, Inc. 27,789 1,696,241
Weyerhaeuser Co. 50,556 1,563,697
Whitestone REIT 1,619 15,235
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
WP Carey, Inc. 12,729 971,223
Xenia Hotels & Resorts, Inc. 4,284 73,171
68,886,331
Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class A 16,660 341,697
Andersons, Inc. (The) (d) 1,253 44,193
BJ's Wholesale Club Holdings,
Inc. * 7,235 559,989
Casey's General Stores,
Inc. (d) 1,990 463,093
Chefs' Warehouse, Inc.
(The) *(d) 2,766 101,319
Costco Wholesale Corp. 24,954 12,514,431
Grocery Outlet Holding Corp. * 4,779 165,210
HF Foods Group, Inc. * 1,277 5,913
Ingles Markets, Inc., Class A 576 54,357
Kroger Co. (The) 36,071 1,705,798
Natural Grocers by Vitamin
Cottage, Inc. 296 3,404
Performance Food Group
Co. * 8,562 445,566
PriceSmart, Inc. 1,317 84,248
Rite Aid Corp. * 2,158 11,265
SpartanNash Co. (d) 3,068 109,558
Sprouts Farmers Market, Inc. * 9,530 281,135
Sysco Corp. 29,554 2,558,194
United Natural Foods, Inc. *(d) 3,202 135,797
US Foods Holding Corp. * 14,033 417,622
Village Super Market, Inc.,
Class A 257 5,716
Walgreens Boots Alliance,
Inc. (d) 39,583 1,444,779
Walmart, Inc. 79,064 11,253,179
Weis Markets, Inc. 1,201 112,498
32,818,961
Food Products 0.7%
Ajinomoto Co., Inc. 210,800 5,796,027
AppHarvest, Inc. *(d) 2,466 5,253
Archer-Daniels-Midland Co. 29,188 2,830,652
B&G Foods, Inc. (d) 3,995 65,438
Benson Hill, Inc. *(d) 16,796 56,938
Beyond Meat, Inc. *(d) 3,168 49,738
BRC, Inc., Class A *(d) 205 1,486
Bunge Ltd. 7,933 782,987
Calavo Growers, Inc. 662 22,899
Cal-Maine Foods, Inc. (d) 1,885 106,521
Campbell Soup Co. (d) 14,182 750,370
Conagra Brands, Inc. 28,280 1,037,876
Darling Ingredients, Inc. * 11,989 940,897
Dole plc 484 4,138
Flowers Foods, Inc. 10,390 298,297
Fresh Del Monte Produce,
Inc. (d) 1,232 32,131
Freshpet, Inc. *(d) 2,292 135,113
General Mills, Inc. (d) 33,752 2,753,488
Hain Celestial Group, Inc.
(The) * 5,149 96,338
Hershey Co. (The) 8,681 2,072,762

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 61
Common Stocks
Shares Value ($)
Food Products
Hormel Foods Corp. (d) 17,786 826,160
Hostess Brands, Inc. * 5,878 155,649
Ingredion, Inc. 3,733 332,685
J & J Snack Foods Corp. (d) 959 141,558
J M Smucker Co. (The) 6,470 974,770
John B Sanfilippo & Son, Inc. 353 29,444
Kellogg Co. 16,639 1,278,208
Kraft Heinz Co. (The) 46,558 1,791,086
Lamb Weston Holdings, Inc. 12,131 1,045,935
Lancaster Colony Corp. (d) 1,099 198,128
Landec Corp. * 961 9,562
McCormick & Co., Inc.
(Non-Voting) (d) 18,068 1,420,867
Mission Produce, Inc. *(d) 1,819 30,268
Mondelez International, Inc.,
Class A 78,537 4,828,455
Pilgrim's Pride Corp. * 3,016 69,519
Post Holdings, Inc. * 2,799 253,086
Seaboard Corp. 7 26,225
Seneca Foods Corp., Class A * 240 15,146
Simply Good Foods Co.
(The) * 4,897 187,555
Sovos Brands, Inc. * 169 2,342
SunOpta, Inc. * 6,610 74,230
Tattooed Chef, Inc. *(d) 1,949 9,258
Tootsie Roll Industries, Inc. (d) 665 26,859
TreeHouse Foods, Inc. * 3,162 158,859
Tyson Foods, Inc., Class A 18,525 1,266,184
Utz Brands, Inc. (d) 2,179 35,322
Whole Earth Brands, Inc. * 220 759
33,027,468
Gas Utilities 0.1%
Atmos Energy Corp. (d) 7,815 832,688
Brookfield Infrastructure Corp.,
Class A (d) 4,558 196,541
Chesapeake Utilities Corp. 275 34,204
National Fuel Gas Co. 4,698 317,068
New Jersey Resources Corp. 5,323 237,619
Northwest Natural Holding Co. 2,315 111,328
ONE Gas, Inc. 2,854 221,128
South Jersey Industries, Inc. 6,461 224,003
Southwest Gas Holdings, Inc. 3,497 255,526
Spire, Inc. (d) 2,835 197,911
Star Group LP 201 1,773
UGI Corp. 10,920 385,804
3,015,593
Health Care Equipment & Supplies 1.5%
Abbott Laboratories 98,609 9,756,374
ABIOMED, Inc. * 1,764 444,669
Accuray, Inc. *(d) 563 1,149
Alcon, Inc. (d) 1,703 103,338
Align Technology, Inc. * 4,415 857,835
Alphatec Holdings, Inc. *(d) 1,649 16,886
AngioDynamics, Inc. * 1,480 20,853
Artivion, Inc. *(d) 1,444 16,115
Asahi Intecc Co. Ltd. 69,300 1,180,017
AtriCure, Inc. *(d) 2,682 112,966
Atrion Corp. 27 16,208
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Avanos Medical, Inc. * 3,517 77,902
Axogen, Inc. * 1,361 15,543
Axonics, Inc. * 2,782 203,475
Baxter International, Inc. 28,480 1,547,888
Becton Dickinson and Co. 16,325 3,852,210
BioLife Solutions, Inc. * 1,159 27,260
Bioventus, Inc., Class A *(d) 921 7,497
Boston Scientific Corp. * 78,917 3,402,112
Butterfly Network, Inc. *(d) 6,183 30,297
Cardiovascular Systems, Inc. * 1,422 20,534
Cerus Corp. * 15,283 55,936
CONMED Corp. 1,305 104,048
Cooper Cos., Inc. (The) (d) 2,728 745,808
Cue Health, Inc. *(d) 488 1,937
Cutera, Inc. *(d) 669 30,754
Dentsply Sirona, Inc. 11,755 362,289
Dexcom, Inc. * 21,821 2,635,540
Edwards Lifesciences Corp. * 34,732 2,515,639
Embecta Corp. 2,859 88,400
Enovis Corp. *(d) 2,304 113,933
Envista Holdings Corp. * 10,248 338,286
Figs, Inc., Class A *(d) 11,562 85,328
Glaukos Corp. * 1,962 110,009
Globus Medical, Inc.,
Class A *(d) 4,398 294,666
Haemonetics Corp. *(d) 2,903 246,610
Heska Corp. *(d) 665 47,720
Hologic, Inc. * 13,729 930,826
Hoya Corp. 47,700 4,447,408
ICU Medical, Inc. * 1,144 169,781
IDEXX Laboratories, Inc. * 4,644 1,670,354
Inari Medical, Inc. *(d) 2,513 193,325
Inogen, Inc. * 3,258 73,826
Inspire Medical Systems, Inc. * 1,480 288,526
Insulet Corp. *(d) 3,545 917,481
Integer Holdings Corp. *(d) 1,831 114,126
Integra LifeSciences Holdings
Corp. * 3,995 200,749
Intuitive Surgical, Inc. * 19,083 4,703,387
iRadimed Corp. 213 6,188
iRhythm Technologies, Inc. * 1,693 215,841
Lantheus Holdings, Inc. * 4,230 312,978
LeMaitre Vascular, Inc. 699 30,337
LivaNova plc * 3,067 144,456
Masimo Corp. * 1,953 257,015
Medtronic plc 75,943 6,632,862
Meridian Bioscience, Inc. * 3,360 107,419
Merit Medical Systems,
Inc. *(d) 2,987 205,416
Mesa Laboratories, Inc. (d) 368 48,653
Nano-X Imaging Ltd. *(d) 4,287 60,875
Neogen Corp. * 7,602 100,346
Nevro Corp. * 2,045 78,405
Novocure Ltd. *(d) 5,331 376,688
NuVasive, Inc. * 3,038 134,067
Olympus Corp. 302,100 6,374,224
Omnicell, Inc. * 2,464 190,516
OraSure Technologies, Inc. * 2,540 11,074
Orthofix Medical, Inc. * 728 11,692
OrthoPediatrics Corp. * 493 20,948

62 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Outset Medical, Inc. * 2,996 46,558
Owlet, Inc. *(d) 459 439
Paragon 28, Inc. *(d) 3,295 65,801
Penumbra, Inc. * 2,137 366,431
PROCEPT BioRobotics
Corp. * 1,747 79,366
Pulmonx Corp. * 1,080 14,429
QuidelOrtho Corp. * 3,312 297,484
ResMed, Inc. 8,170 1,827,547
SeaSpine Holdings Corp. * 923 5,935
Semler Scientific, Inc. * 32 1,344
Senseonics Holdings, Inc. *(d) 13,398 15,810
Shockwave Medical, Inc. * 1,928 565,193
SI-BONE, Inc. *(d) 1,079 20,976
Silk Road Medical, Inc. *(d) 2,609 115,005
SmileDirectClub, Inc. * 706 508
STAAR Surgical Co. * 2,601 184,333
STERIS plc 5,006 863,935
Stryker Corp. 20,301 4,653,801
Surmodics, Inc. * 543 18,538
Tactile Systems Technology,
Inc. * 709 5,275
Tandem Diabetes Care, Inc. * 4,098 230,103
Teleflex, Inc. 2,766 593,473
Terumo Corp. 56,000 1,701,997
TransMedics Group, Inc. * 1,907 91,956
Treace Medical Concepts,
Inc. * 1,421 34,786
UFP Technologies, Inc. * 299 28,061
Utah Medical Products, Inc. 152 13,612
Varex Imaging Corp. *(d) 1,521 33,629
ViewRay, Inc. * 4,688 20,112
Zimmer Biomet Holdings, Inc. 11,735 1,330,162
Zimvie, Inc. * 128 1,123
Zynex, Inc. (d) 674 7,684
71,753,226
Health Care Providers & Services 1.6%
1Life Healthcare, Inc. * 11,102 189,844
23andMe Holding Co. *(d) 17,607 55,286
Acadia Healthcare Co., Inc. * 5,075 412,598
Accolade, Inc. *(d) 1,821 19,630
AdaptHealth Corp. *(d) 2,494 56,863
Addus HomeCare Corp. * 1,188 121,675
Agiliti, Inc. *(d) 1,048 18,309
agilon health, Inc. *(d) 11,224 222,796
Alignment Healthcare, Inc. * 5,917 78,341
Amedisys, Inc. * 1,798 175,467
AmerisourceBergen Corp. 8,161 1,283,072
AMN Healthcare Services,
Inc. *(d) 2,486 311,993
Apollo Medical Holdings,
Inc. *(d) 2,026 71,842
Brookdale Senior Living, Inc. * 7,621 34,066
Cano Health, Inc. * 11,669 41,775
Cardinal Health, Inc. 13,988 1,061,689
CareMax, Inc. *(d) 359 2,527
Castle Biosciences, Inc. * 881 22,483
Centene Corp. * 29,843 2,540,535
Chemed Corp. 866 404,309
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cigna Corp. 16,615 5,367,642
Clover Health Investments
Corp. *(d) 27,994 44,231
Community Health Systems,
Inc. * 7,511 21,557
CorVel Corp. *(d) 532 87,360
Cross Country Healthcare,
Inc. * 1,587 58,862
CVS Health Corp. 74,816 7,085,075
DaVita, Inc. *(d) 4,356 318,032
DocGo, Inc. * 7,326 72,527
Elevance Health, Inc. 13,671 7,474,893
Encompass Health Corp. 5,234 284,939
Enhabit, Inc. * 2,598 32,267
Ensign Group, Inc. (The) (d) 3,049 273,739
Fulgent Genetics, Inc. *(d) 1,964 77,833
Guardant Health, Inc. * 5,602 277,299
HCA Healthcare, Inc. 12,519 2,722,507
HealthEquity, Inc. * 4,391 342,103
Henry Schein, Inc. *(d) 7,748 530,428
Hims & Hers Health, Inc. * 12,303 55,856
Humana, Inc. 7,478 4,173,322
Invitae Corp. *(d) 11,962 30,862
Joint Corp. (The) * 512 8,458
Laboratory Corp. of America
Holdings 5,331 1,182,736
LHC Group, Inc. * 1,793 299,610
LifeStance Health Group,
Inc. *(d) 6,639 50,124
McKesson Corp. 7,878 3,067,457
ModivCare, Inc. * 842 81,876
Molina Healthcare, Inc. * 3,224 1,156,965
National HealthCare Corp. 498 30,338
National Research Corp. 569 23,175
Oak Street Health, Inc. *(d) 6,537 132,244
Oncology Institute, Inc. (The) * 162 735
OPKO Health, Inc. *(d) 30,308 57,585
Option Care Health, Inc. * 8,309 251,430
Owens & Minor, Inc. 4,110 69,870
Patterson Cos., Inc. 4,849 125,929
Pediatrix Medical Group,
Inc. *(d) 3,546 68,792
Pennant Group, Inc. (The) * 1,035 12,741
PetIQ, Inc. * 777 6,387
Premier, Inc., Class A 6,708 233,975
Privia Health Group, Inc. * 2,975 99,603
Progyny, Inc. * 5,097 226,664
Quest Diagnostics, Inc. 5,534 794,959
R1 RCM, Inc. * 7,929 140,026
RadNet, Inc. * 1,748 33,422
Select Medical Holdings
Corp. (d) 6,097 156,571
Sema4 Holdings Corp. *(d) 811 835
Signify Health, Inc., Class A * 4,398 128,554
Surgery Partners, Inc. *(d) 2,525 68,655
Tenet Healthcare Corp. * 5,939 263,454
UnitedHealth Group, Inc. 52,480 29,134,272
Universal Health Services,
Inc., Class B 3,380 391,641

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 63
Common Stocks
Shares Value ($)
Health Care Providers & Services
US Physical Therapy, Inc. (d) 878 77,966
74,833,483
Health Care Technology 0.1%
Allscripts Healthcare
Solutions, Inc. *(d) 6,274 92,228
American Well Corp.,
Class A *(d) 16,119 65,927
Certara, Inc. * 9,140 111,782
Computer Programs &
Systems, Inc. * 535 17,280
Definitive Healthcare Corp. * 2,336 36,862
Doximity, Inc., Class A *(d) 6,879 182,087
Evolent Health, Inc., Class A * 4,742 150,843
GoodRx Holdings, Inc.,
Class A *(d) 465 2,497
Health Catalyst, Inc. *(d) 3,580 31,576
HealthStream, Inc. * 1,021 25,219
Multiplan Corp. *(d) 19,046 54,662
NextGen Healthcare, Inc. * 2,153 43,146
Nutex Health, Inc. *(d) 1,951 1,571
OptimizeRx Corp. * 466 7,183
Pear Therapeutics, Inc. *(d) 476 1,309
Phreesia, Inc. * 3,019 82,479
Schrodinger, Inc. *(d) 3,168 75,937
Sharecare, Inc. *(d) 28,866 55,423
Simulations Plus, Inc. (d) 540 22,410
Teladoc Health, Inc. *(d) 10,247 303,721
Veeva Systems, Inc., Class A * 7,813 1,312,115
2,676,257
Hotels, Restaurants & Leisure 1.0%
Accel Entertainment, Inc. * 1,476 14,494
Airbnb, Inc., Class A * 22,341 2,388,476
Aramark 12,413 453,075
Bally's Corp. *(d) 847 19,091
Biglari Holdings, Inc.,
Class B * 38 5,242
BJ's Restaurants, Inc. * 710 23,324
Bloomin' Brands, Inc. (d) 5,997 143,988
Bluegreen Vacations Holding
Corp. 185 3,202
Booking Holdings, Inc. * 2,178 4,071,728
Bowlero Corp. *(d) 1,062 15,463
Boyd Gaming Corp. 4,533 261,826
Brinker International, Inc. * 2,759 92,123
Caesars Entertainment, Inc. * 9,943 434,807
Carnival Corp. *(d) 57,771 523,405
Century Casinos, Inc. * 1,478 11,750
Cheesecake Factory, Inc.
(The) (d) 3,320 118,889
Chipotle Mexican Grill, Inc. * 1,628 2,439,281
Choice Hotels International,
Inc. (d) 1,844 239,425
Churchill Downs, Inc. 1,915 398,148
Chuy's Holdings, Inc. * 729 21,360
Cracker Barrel Old Country
Store, Inc. (d) 1,465 167,332
Darden Restaurants, Inc. 6,430 920,390
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Dave & Buster's
Entertainment, Inc. * 2,741 109,229
Denny's Corp. * 2,188 24,790
Dine Brands Global, Inc. (d) 615 44,335
Domino's Pizza, Inc. 2,084 692,388
DraftKings, Inc., Class A *(d) 18,823 297,403
Dutch Bros, Inc., Class A *(d) 218 8,046
El Pollo Loco Holdings, Inc. 554 5,562
Everi Holdings, Inc. * 3,088 58,610
Expedia Group, Inc. * 8,579 801,879
F45 Training Holdings, Inc. * 227 758
Full House Resorts, Inc. * 205 1,437
Global Business Travel Group
I *(d) 313 1,734
Golden Entertainment, Inc. * 638 26,936
Hilton Grand Vacations, Inc. * 4,424 173,598
Hilton Worldwide Holdings,
Inc. 14,125 1,910,548
Hyatt Hotels Corp., Class A * 3,035 285,927
International Game
Technology plc 5,539 111,057
Jack in the Box, Inc. (d) 1,201 105,964
Krispy Kreme, Inc. (d) 4,363 62,609
Kura Sushi USA, Inc.,
Class A * 134 10,590
Las Vegas Sands Corp. * 18,435 700,714
Life Time Group Holdings,
Inc. *(d) 4,087 42,873
Light & Wonder, Inc. * 5,098 286,202
Lindblad Expeditions
Holdings, Inc. *(d) 1,026 8,608
Marriott International, Inc.,
Class A 15,590 2,496,115
Marriott Vacations Worldwide
Corp. 1,939 286,507
McDonald's Corp. 40,761 11,113,894
MGM Resorts International 18,167 646,200
Monarch Casino & Resort,
Inc. *(d) 500 39,705
Noodles & Co., Class A * 1,023 5,954
Norwegian Cruise Line
Holdings Ltd. *(d) 27,065 457,128
ONE Group Hospitality, Inc.
(The) * 5,434 40,646
Papa John's International,
Inc. (d) 1,685 122,382
Penn Entertainment, Inc. *(d) 10,543 348,973
Planet Fitness, Inc., Class A * 4,749 310,965
Playa Hotels & Resorts NV * 845 5,214
Portillo's, Inc., Class A * 2,786 59,732
RCI Hospitality Holdings,
Inc. (d) 414 34,954
Red Rock Resorts, Inc.,
Class A 3,250 135,363
Royal Caribbean Cruises
Ltd. *(d) 13,212 705,257
Rush Street Interactive, Inc. * 4,078 16,924
Ruth's Hospitality Group, Inc. 1,162 24,146
SeaWorld Entertainment, Inc. * 1,896 110,271

64 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Shake Shack, Inc., Class A * 2,197 122,087
Six Flags Entertainment
Corp. *(d) 4,791 106,839
Sonder Holdings, Inc. *(d) 1,167 2,556
Starbucks Corp. 64,822 5,612,937
Sweetgreen, Inc., Class A *(d) 4,201 78,139
Target Hospitality Corp. *(d) 1,611 19,606
Texas Roadhouse, Inc. 4,860 480,897
Travel + Leisure Co. 4,766 181,013
Vacasa, Inc., Class A * 591 2,157
Vail Resorts, Inc. 2,334 511,449
Wendy's Co. (The) 22,520 467,966
Wingstop, Inc. (d) 1,542 244,237
Wyndham Hotels & Resorts,
Inc. 5,174 392,862
Wynn Resorts Ltd. *(d) 5,928 378,799
Xponential Fitness, Inc.,
Class A * 96 1,858
Yum! Brands, Inc. 18,058 2,135,359
46,237,707
Household Durables 0.3%
Beazer Homes USA, Inc. * 1,004 11,355
Cavco Industries, Inc. * 571 129,429
Century Communities, Inc. 1,714 76,290
Cricut, Inc., Class A *(d) 240 2,134
DR Horton, Inc. (d) 17,236 1,325,104
Dream Finders Homes, Inc.,
Class A *(d) 138 1,532
Ethan Allen Interiors, Inc. 948 24,259
Garmin Ltd. 11,165 982,967
GoPro, Inc., Class A *(d) 5,184 28,253
Green Brick Partners, Inc. *(d) 815 18,851
Helen of Troy Ltd. * 1,283 121,397
Hovnanian Enterprises, Inc.,
Class A * 29 1,170
Installed Building Products,
Inc. 1,396 120,056
iRobot Corp. *(d) 1,611 91,021
KB Home 4,926 141,967
La-Z-Boy, Inc. 3,573 88,503
Legacy Housing Corp. * 282 5,234
Leggett & Platt, Inc. (d) 10,673 360,214
Lennar Corp., Class A (d) 15,845 1,271,756
LGI Homes, Inc. *(d) 1,152 106,042
Lifetime Brands, Inc. 325 2,784
Lovesac Co. (The) * 323 7,862
M/I Homes, Inc. * 1,114 46,220
MDC Holdings, Inc. (d) 2,250 68,535
Meritage Homes Corp. * 1,981 150,873
Mohawk Industries, Inc. * 3,937 373,031
Newell Brands, Inc. 24,611 339,878
NVR, Inc. * 124 525,481
PulteGroup, Inc. (d) 14,941 597,491
Purple Innovation, Inc. *(d) 1,895 6,670
Skyline Champion Corp. * 3,014 175,445
Sonos, Inc. * 6,856 110,519
Sony Group Corp. 92,400 6,256,649
Taylor Morrison Home Corp.,
Class A * 6,848 180,376
Common Stocks
Shares Value ($)
Household Durables
Tempur Sealy International,
Inc. 8,277 222,568
Toll Brothers, Inc. (d) 6,105 263,003
TopBuild Corp. * 1,793 305,061
Tri Pointe Homes, Inc. * 6,288 105,324
Tupperware Brands Corp. * 3,630 28,060
Universal Electronics, Inc. * 514 10,491
Vizio Holding Corp.,
Class A *(d) 6,115 68,488
Vuzix Corp. *(d) 2,307 11,535
Whirlpool Corp. (d) 4,444 614,338
15,378,216
Household Products 0.6%
Central Garden & Pet Co. * 2,504 98,554
Church & Dwight Co., Inc. 17,876 1,325,148
Clorox Co. (The) 6,952 1,015,270
Colgate-Palmolive Co. 45,859 3,386,229
Energizer Holdings, Inc. 4,216 121,800
Kimberly-Clark Corp. 19,878 2,474,016
Procter & Gamble Co. (The) 133,506 17,979,253
Reynolds Consumer Products,
Inc. 3,016 92,109
Spectrum Brands Holdings,
Inc. 2,342 108,060
Unicharm Corp. 112,600 3,430,485
WD-40 Co. 746 119,479
30,150,403
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) (d) 36,966 967,031
Altus Power, Inc. * 2,225 22,161
Brookfield Renewable Corp. 5,438 168,741
Clearway Energy, Inc.,
Class A (d) 6,366 218,345
Montauk Renewables, Inc. * 4,782 71,586
NextEra Energy Partners
LP (d) 537 39,776
Ormat Technologies, Inc. (d) 2,529 228,748
Sunnova Energy International,
Inc. *(d) 4,973 92,199
Vistra Corp. 35,872 823,980
2,632,567
Industrial Conglomerates 0.4%
3M Co. 32,634 4,105,031
General Electric Co. 61,986 4,823,131
Honeywell International, Inc. 38,306 7,815,190
16,743,352
Insurance 1.2%
Aflac, Inc. 34,850 2,269,083
Allstate Corp. (The) 14,270 1,801,587
Ambac Financial Group,
Inc. *(d) 1,838 25,824
American Equity Investment
Life Holding Co. 4,259 183,478
American Financial Group,
Inc. 4,246 616,137

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Insurance
American International Group,
Inc. 41,144 2,345,208
AMERISAFE, Inc. 1,788 104,437
Aon plc, Class A 11,128 3,132,421
Arch Capital Group Ltd. * 2,329 133,918
Argo Group International
Holdings Ltd. 2,074 51,580
Arthur J Gallagher & Co. 12,079 2,259,739
Assurant, Inc. 2,941 399,564
Assured Guaranty Ltd. 2,929 173,368
Axis Capital Holdings Ltd. 4,262 233,004
Bright Health Group, Inc. *(d) 1,446 1,489
Brighthouse Financial, Inc. * 3,623 206,765
Brown & Brown, Inc. 12,381 727,879
BRP Group, Inc., Class A * 4,657 132,026
Chubb Ltd. 23,710 5,095,042
Cincinnati Financial Corp. 8,932 922,854
CNA Financial Corp. 2,709 112,965
CNO Financial Group, Inc. 8,191 180,693
Crawford & Co., Class A 552 3,306
Donegal Group, Inc., Class A 359 5,256
eHealth, Inc. * 303 812
Employers Holdings, Inc. 170 7,414
Enstar Group Ltd. * 604 121,114
Erie Indemnity Co., Class A 1,340 344,393
Everest Re Group Ltd. 2,104 678,877
Fidelity National Financial, Inc. 17,084 672,768
First American Financial Corp. 5,846 294,638
Genworth Financial, Inc.,
Class A * 10,387 48,507
Globe Life, Inc. 5,037 581,874
Goosehead Insurance, Inc.,
Class A *(d) 984 40,846
Greenlight Capital Re Ltd.,
Class A *(d) 1,339 11,301
Hanover Insurance Group,
Inc. (The) 2,354 344,837
Hartford Financial Services
Group, Inc. (The) 18,374 1,330,461
HCI Group, Inc. (d) 292 10,699
Hippo Holdings, Inc. *(d) 81 1,400
Horace Mann Educators Corp. 790 31,173
Investors Title Co. 65 9,552
James River Group Holdings
Ltd. 265 6,697
Kemper Corp. 3,226 153,783
Kinsale Capital Group, Inc. 1,170 368,749
Lemonade, Inc. *(d) 2,363 57,185
Lincoln National Corp. 9,053 487,685
Loews Corp. 16,733 954,116
Manulife Financial Corp. 14,021 232,048
Markel Corp. * 746 899,751
Marsh & McLennan Cos., Inc. 28,535 4,608,117
MBIA, Inc. * 2,793 30,053
Mercury General Corp. 2,540 73,660
MetLife, Inc. 41,302 3,023,719
National Western Life Group,
Inc., Class A 100 19,802
NI Holdings, Inc. * 268 3,639
Common Stocks
Shares Value ($)
Insurance
Old Republic International
Corp. 16,073 373,054
Oscar Health, Inc., Class A * 17,143 63,943
Palomar Holdings, Inc. * 1,521 135,308
Primerica, Inc. 2,175 314,723
Principal Financial Group,
Inc. (d) 15,461 1,362,578
ProAssurance Corp. 614 13,637
Progressive Corp. (The) 34,757 4,462,799
Prudential Financial, Inc. 25,094 2,639,638
Reinsurance Group of
America, Inc. 3,677 541,144
RenaissanceRe Holdings Ltd. 1,990 307,813
RLI Corp. 2,825 367,448
Ryan Specialty Holdings, Inc.,
Class A * 4,538 203,529
Safety Insurance Group, Inc. 118 10,260
Selective Insurance Group,
Inc. 2,962 290,513
Selectquote, Inc. * 10,348 6,975
SiriusPoint Ltd. * 3,135 20,127
Stewart Information Services
Corp. 324 12,623
Tiptree, Inc. 960 11,693
Tokio Marine Holdings, Inc. 289,800 5,235,373
Travelers Cos., Inc. (The) 12,597 2,323,643
Trean Insurance Group, Inc. * 152 558
Trupanion, Inc. *(d) 2,078 104,877
United Fire Group, Inc. (d) 895 24,254
Universal Insurance Holdings,
Inc. 959 9,628
Unum Group 10,727 489,044
W R Berkley Corp. 16,545 1,230,617
White Mountains Insurance
Group Ltd. 151 213,839
Willis Towers Watson plc 6,132 1,338,064
58,674,995
Interactive Media & Services 1.6%
Alphabet, Inc., Class A * 639,576 60,491,597
Angi, Inc. * 424 911
Bumble, Inc., Class A *(d) 4,537 115,240
BuzzFeed, Inc. * 398 728
Cargurus, Inc. * 5,063 73,717
Cars.com, Inc. * 7,251 100,644
Eventbrite, Inc., Class A *(d) 7,047 46,299
EverQuote, Inc., Class A * 468 2,850
fuboTV, Inc. *(d) 7,657 28,025
Getty Images Holdings,
Inc. *(d) 532 3,618
IAC, Inc. * 2,997 145,894
Leafly Holdings, Inc. * 177 157
Match Group, Inc. * 14,643 632,578
MediaAlpha, Inc., Class A * 458 5,029
Meta Platforms, Inc., Class A * 127,801 11,905,941
Nextdoor Holdings, Inc. *(d) 586 1,588
Pinterest, Inc., Class A * 36,127 888,724
QuinStreet, Inc. * 1,885 21,508
Rumble, Inc. * 192 2,333
Shutterstock, Inc. (d) 1,300 65,039

66 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Interactive Media & Services
Snap, Inc., Class A * 6,556 64,970
System1, Inc. * 152 787
TripAdvisor, Inc. * 5,955 140,657
TrueCar, Inc. * 3,894 7,009
Vimeo, Inc. * 8,152 30,978
Vinco Ventures, Inc. *(d) 1,151 1,049
Yelp, Inc. *(d) 4,090 157,097
Ziff Davis, Inc. * 2,350 181,866
ZipRecruiter, Inc., Class A * 5,545 92,990
ZoomInfo Technologies, Inc.,
Class A *(d) 14,230 633,662
75,843,485
Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Inc.,
Class A * 1,265 9,222
Amazon.com, Inc. * 498,767 51,093,691
BARK, Inc. *(d) 636 1,164
Boxed, Inc. * 350 175
CarParts.com, Inc. * 964 4,512
Chewy, Inc., Class A *(d) 560 21,689
ContextLogic, Inc.,
Class A *(d) 40,025 31,340
Coupang, Inc. * 1,665 28,755
DoorDash, Inc., Class A * 15,990 696,045
Duluth Holdings, Inc.,
Class B *(d) 409 3,558
eBay, Inc. 25,147 1,001,856
Etsy, Inc. * 6,654 624,877
Groupon, Inc. *(d) 990 7,296
Grove Collaborative Holdings * 58 77
Lands' End, Inc. * 360 3,773
Liquidity Services, Inc. * 958 16,458
Overstock.com, Inc. * 2,344 54,498
PetMed Express, Inc. (d) 960 20,467
Porch Group, Inc. *(d) 2,521 3,429
Poshmark, Inc., Class A * 4,054 72,404
Quotient Technology, Inc. * 3,336 8,207
Qurate Retail, Inc. Series A, 20,145 47,139
RealReal, Inc. (The) *(d) 2,741 4,632
Revolve Group, Inc. *(d) 2,153 51,672
Stitch Fix, Inc., Class A * 2,253 9,012
ThredUp, Inc., Class A *(d) 363 447
Wayfair, Inc., Class A *(d) 3,978 150,846
Xometry, Inc., Class A *(d) 1,768 106,186
54,073,427
IT Services 2.4%
Accenture plc, Class A 36,459 10,350,710
Affirm Holdings, Inc. *(d) 13,468 270,303
Akamai Technologies, Inc. * 8,920 787,904
Amdocs Ltd. 7,251 625,834
Automatic Data Processing,
Inc. 23,169 5,599,947
AvidXchange Holdings, Inc. * 9,774 88,943
BigCommerce Holdings,
Inc. Series 1,* 2,853 42,396
Block, Inc., Class A *(d) 30,949 1,859,106
Brightcove, Inc. * 1,598 10,707
Common Stocks
Shares Value ($)
IT Services
Broadridge Financial
Solutions, Inc. 9,736 1,460,984
Cantaloupe, Inc. * 3,079 10,315
Cass Information Systems,
Inc. 570 24,385
Cloudflare, Inc., Class A * 15,586 877,804
Cognizant Technology
Solutions Corp., Class A 33,539 2,087,803
Concentrix Corp. 2,336 285,529
Conduent, Inc. * 6,651 27,402
Core Scientific, Inc. *(d) 24,070 4,814
CSG Systems International,
Inc. 1,727 111,685
Cyxtera Technologies, Inc. * 230 557
DigitalOcean Holdings,
Inc. *(d) 3,863 138,759
DXC Technology Co. * 13,225 380,219
Edgio, Inc. *(d) 4,761 12,807
EPAM Systems, Inc. * 3,083 1,079,050
Euronet Worldwide, Inc. * 3,051 256,315
EVERTEC, Inc. 2,744 98,263
Evo Payments, Inc., Class A * 3,205 107,976
ExlService Holdings, Inc. * 2,082 378,612
Fastly, Inc., Class A *(d) 5,908 50,159
Fidelity National Information
Services, Inc. 34,413 2,855,935
Fiserv, Inc. * 30,331 3,116,207
FleetCor Technologies, Inc. * 3,262 607,123
Flywire Corp. * 2,944 64,621
Gartner, Inc. * 3,906 1,179,300
Genpact Ltd. 10,014 485,679
Global Payments, Inc. 14,594 1,667,510
Globant SA * 1,903 359,058
GoDaddy, Inc., Class A *(d) 7,490 602,196
Grid Dynamics Holdings, Inc. * 3,746 50,983
Hackett Group, Inc. (The) 1,015 22,168
I3 Verticals, Inc., Class A *(d) 636 13,839
International Business
Machines Corp. 51,056 7,060,534
International Money Express,
Inc. * 1,074 29,030
Jack Henry & Associates, Inc. 4,141 824,307
Kyndryl Holdings, Inc. * 9,769 94,466
Marqeta, Inc., Class A * 23,285 183,486
Mastercard, Inc., Class A 47,854 15,704,726
Maximus, Inc. 3,207 197,776
MoneyGram International,
Inc. * 3,783 40,062
MongoDB, Inc. * 3,680 673,550
Nomura Research Institute
Ltd. 165,900 3,675,924
NTT Data Corp. 392,800 5,694,253
Obic Co. Ltd. 13,100 1,964,862
Okta, Inc. * 7,887 442,618
Paya Holdings, Inc. * 3,640 29,266
Paychex, Inc. 19,488 2,305,625
Paymentus Holdings, Inc.,
Class A *(d) 88 915
Payoneer Global, Inc. *(d) 17,231 133,540
PayPal Holdings, Inc. * 66,003 5,516,531

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 67
Common Stocks
Shares Value ($)
IT Services
Paysafe Ltd. *(d) 29,753 43,439
Perficient, Inc. *(d) 1,837 123,024
Priority Technology Holdings,
Inc. *(d) 431 2,211
Rackspace Technology,
Inc. *(d) 2,470 12,721
Remitly Global, Inc. *(d) 6,161 71,591
Repay Holdings Corp. * 3,288 20,024
Sabre Corp. *(d) 18,916 109,902
SHIFT, Inc. * 23,900 3,733,775
Shift4 Payments, Inc.,
Class A *(d) 2,759 126,831
Snowflake, Inc., Class A * 17,400 2,789,220
SolarWinds Corp. * 1,042 9,722
Squarespace, Inc., Class A * 2,666 59,212
SS&C Technologies Holdings,
Inc. 12,851 660,798
StoneCo Ltd., Class A * 10,910 114,555
Switch, Inc., Class A 6,585 224,219
Thoughtworks Holding, Inc. * 4,898 47,070
Toast, Inc., Class A *(d) 15,925 351,783
TTEC Holdings, Inc. 700 31,129
Tucows, Inc., Class A *(d) 271 12,181
Twilio, Inc., Class A *(d) 8,264 614,594
Unisys Corp. * 2,544 21,624
VeriSign, Inc. * 5,608 1,124,180
Verra Mobility Corp. *(d) 7,091 121,043
Visa, Inc., Class A (d) 91,743 19,005,480
Western Union Co. (The) 20,732 280,089
WEX, Inc. * 2,328 382,118
Wix.com Ltd. *(d) 2,481 208,652
112,926,565
Leisure Products 0.0%
†
Acushnet Holdings Corp. 1,361 63,382
AMMO, Inc. *(d) 784 2,548
Brunswick Corp. 4,365 308,475
Clarus Corp. 776 9,397
Hasbro, Inc. 8,917 581,834
Johnson Outdoors, Inc.,
Class A 213 11,208
Latham Group, Inc. * 268 1,185
Malibu Boats, Inc., Class A * 798 42,214
Marine Products Corp. 219 2,190
MasterCraft Boat Holdings,
Inc. * 780 16,973
Mattel, Inc. * 18,949 359,273
Peloton Interactive, Inc.,
Class A *(d) 20,256 170,150
Polaris, Inc. 3,265 331,724
Smith & Wesson Brands, Inc. 949 10,714
Sturm Ruger & Co., Inc. (d) 624 35,025
Topgolf Callaway Brands
Corp. *(d) 8,877 166,178
Vista Outdoor, Inc. * 3,238 94,032
YETI Holdings, Inc. * 4,928 158,090
2,364,592
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A * 5,030 136,715
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
AbCellera Biologics, Inc. * 10,741 127,066
Absci Corp. * 274 866
Adaptive Biotechnologies
Corp. * 7,471 58,124
Agilent Technologies, Inc. 15,411 2,132,112
Avantor, Inc. * 38,991 786,449
Azenta, Inc. (d) 4,008 177,955
Berkeley Lights, Inc. * 1,587 3,523
Bionano Genomics, Inc. *(d) 9,040 21,154
Bio-Rad Laboratories, Inc.,
Class A * 1,290 453,706
Bio-Techne Corp. 2,313 685,249
Bruker Corp. 6,498 401,836
Charles River Laboratories
International, Inc. * 2,778 589,631
Codexis, Inc. * 4,027 22,632
CryoPort, Inc. * 2,355 65,375
Cytek Biosciences, Inc. *(d) 5,072 78,717
Danaher Corp. 36,911 9,289,391
Illumina, Inc. *(d) 8,781 2,009,268
Inotiv, Inc. *(d) 1,307 27,160
IQVIA Holdings, Inc. * 9,931 2,082,233
Maravai LifeSciences
Holdings, Inc., Class A * 5,757 95,566
Medpace Holdings, Inc. *(d) 1,686 374,258
Mettler-Toledo International,
Inc. * 1,235 1,562,189
NanoString Technologies,
Inc. * 1,529 15,993
NeoGenomics, Inc. * 6,562 49,904
Pacific Biosciences of
California, Inc. *(d) 10,893 91,937
PerkinElmer, Inc. (d) 7,192 960,707
Personalis, Inc. * 232 620
QIAGEN NV * 12,545 546,460
Quanterix Corp. * 805 8,911
Quantum-Si, Inc. *(d) 545 1,651
Repligen Corp. * 3,581 653,497
Science 37 Holdings, Inc. *(d) 414 600
Seer, Inc. * 3,073 24,062
SomaLogic, Inc. * 17,276 59,948
Sotera Health Co. * 5,898 40,578
Syneos Health, Inc. * 5,817 293,061
Thermo Fisher Scientific, Inc. 22,102 11,359,765
Waters Corp. * 3,339 998,929
West Pharmaceutical
Services, Inc. 4,213 969,411
37,257,209
Machinery 1.0%
3D Systems Corp. *(d) 6,994 61,757
AGCO Corp. 3,312 411,251
Alamo Group, Inc. 693 105,391
Albany International Corp.,
Class A (d) 1,745 159,877
Allison Transmission Holdings,
Inc. 5,025 212,306
Altra Industrial Motion Corp. 3,394 204,115
Astec Industries, Inc. 2,307 100,701
Barnes Group, Inc. (d) 2,892 102,290

68 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Machinery
Blue Bird Corp. *(d) 674 6,181
Caterpillar, Inc. 29,079 6,294,440
Chart Industries, Inc. *(d) 2,182 486,324
CIRCOR International, Inc. * 791 16,350
Columbus McKinnon Corp. 940 26,809
Crane Holdings Co. 2,159 216,634
Cummins, Inc. 8,792 2,149,732
Deere & Co. 14,925 5,907,613
Desktop Metal, Inc.,
Class A *(d) 12,516 31,665
Donaldson Co., Inc. 6,977 400,829
Douglas Dynamics, Inc. 2,358 80,054
Dover Corp. (d) 6,686 873,793
Energy Recovery, Inc. * 4,387 112,877
Enerpac Tool Group Corp. 2,204 56,004
EnPro Industries, Inc. 829 88,288
Esab Corp. 2,350 87,655
ESCO Technologies, Inc. 1,785 153,813
Evoqua Water Technologies
Corp. * 6,428 251,849
Federal Signal Corp. 3,192 148,907
Flowserve Corp. 7,305 209,507
Fortive Corp. 20,300 1,297,170
Franklin Electric Co., Inc. 2,544 208,455
Gates Industrial Corp. plc * 6,098 67,993
Gorman-Rupp Co. (The) 735 19,948
Graco, Inc. 9,858 685,920
Greenbrier Cos., Inc. (The) 1,193 42,125
Helios Technologies, Inc. 1,651 93,595
Hillenbrand, Inc. 2,999 132,496
Hillman Solutions Corp. *(d) 7,955 62,129
Hydrofarm Holdings Group,
Inc. *(d) 1,209 3,119
Hyliion Holdings Corp. * 3,785 10,787
Hyster-Yale Materials
Handling, Inc. 389 11,343
Hyzon Motors, Inc. *(d) 463 884
Ideanomics, Inc. *(d) 3,032 925
IDEX Corp. 4,822 1,071,979
Illinois Tool Works, Inc. 18,060 3,856,352
Ingersoll Rand, Inc. 24,868 1,255,834
ITT, Inc. 5,087 388,596
John Bean Technologies
Corp. (d) 1,679 153,125
Kadant, Inc. 589 104,813
Kennametal, Inc. 5,036 134,512
Kurita Water Industries Ltd. 79,400 2,905,012
Lincoln Electric Holdings, Inc. 3,007 426,994
Lindsay Corp. 833 141,027
Luxfer Holdings plc 987 14,282
Manitowoc Co., Inc. (The) * 1,409 12,850
Markforged Holding Corp. *(d) 553 1,206
Microvast Holdings, Inc. *(d) 23,032 56,428
Middleby Corp. (The) *(d) 2,926 409,230
Miller Industries, Inc. 460 11,698
Mueller Industries, Inc. 3,187 199,634
Mueller Water Products, Inc.,
Class A 10,762 125,915
Nikola Corp. *(d) 13,381 50,714
Nordson Corp. 4,138 931,050
Common Stocks
Shares Value ($)
Machinery
Omega Flex, Inc. (d) 101 9,534
Oshkosh Corp. 4,160 366,080
Otis Worldwide Corp. 24,962 1,763,316
PACCAR, Inc. 19,255 1,864,462
Parker-Hannifin Corp. 7,117 2,068,343
Pentair plc 9,942 427,009
Proterra, Inc. *(d) 16,560 103,334
Proto Labs, Inc. *(d) 1,910 72,943
RBC Bearings, Inc. *(d) 1,530 387,901
REV Group, Inc. 1,101 15,128
Shyft Group, Inc. (The) 1,408 32,356
SMC Corp. 6,100 2,455,490
Snap-on, Inc. 3,426 760,743
SPX Technologies, Inc. *(d) 2,448 161,176
Standex International Corp. 1,139 112,818
Stanley Black & Decker, Inc. 8,441 662,534
Symbotic, Inc. *(d) 147 1,814
Tennant Co. (d) 1,592 92,734
Terex Corp. 4,015 162,768
Timken Co. (The) 3,189 227,344
Titan International, Inc. * 3,865 57,820
Toro Co. (The) (d) 5,578 588,089
Trinity Industries, Inc. 4,386 125,133
Velo3D, Inc. * 562 2,214
Wabash National Corp. 2,109 45,660
Watts Water Technologies,
Inc., Class A 1,517 222,028
Westinghouse Air Brake
Technologies Corp. 9,884 921,980
Xylem, Inc. 10,147 1,039,357
48,595,260
Marine 0.0%
†
Costamare, Inc. (d) 1,370 12,933
Eagle Bulk Shipping, Inc. 1,434 69,377
Genco Shipping & Trading Ltd. 4,390 58,826
Golden Ocean Group Ltd. 4,916 40,950
Kirby Corp. * 3,357 234,151
Matson, Inc. 2,131 156,799
Safe Bulkers, Inc. 1,586 4,012
577,048
Media 0.4%
AdTheorent Holding Co.,
Inc. *(d) 219 464
Advantage Solutions, Inc. * 3,383 11,435
Altice USA, Inc., Class A * 12,161 80,384
AMC Networks, Inc., Class A * 2,007 45,178
Audacy, Inc. * 4,878 1,686
Boston Omaha Corp.,
Class A * 450 12,541
Cable One, Inc. (d) 300 257,829
Cardlytics, Inc. * 1,869 17,625
Charter Communications, Inc.,
Class A * 5,887 2,164,179
Clear Channel Outdoor
Holdings, Inc. * 14,481 20,708
Comcast Corp., Class A 240,061 7,619,536
Daily Journal Corp. * 44 11,803

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 69
Common Stocks
Shares Value ($)
Media
DISH Network Corp.,
Class A *(d) 13,200 196,812
Entravision Communications
Corp., Class A 2,447 11,452
EW Scripps Co. (The),
Class A * 2,294 32,552
Fox Corp., Class A (d) 20,342 578,675
Gannett Co., Inc. *(d) 5,592 8,108
Gray Television, Inc. 5,545 78,462
iHeartMedia, Inc., Class A * 3,531 29,237
Integral Ad Science Holding
Corp. * 331 2,787
Interpublic Group of Cos., Inc.
(The) 18,417 548,642
John Wiley & Sons, Inc.,
Class A 2,629 110,917
Liberty Broadband Corp.,
Class A * 6,961 588,676
Liberty Media Corp.-Liberty
SiriusXM, Class A *(d) 13,177 557,679
Loyalty Ventures, Inc. *(d) 603 712
Magnite, Inc. * 7,282 53,086
New York Times Co. (The),
Class A 13,497 390,873
News Corp., Class A 26,878 454,890
Nexstar Media Group, Inc. 2,071 354,762
Omnicom Group, Inc. (d) 11,798 858,304
Paramount Global, Class A (d) 33,895 621,630
PubMatic, Inc., Class A *(d) 3,114 54,184
Scholastic Corp. 2,618 99,850
Sinclair Broadcast Group, Inc.,
Class A (d) 3,281 58,435
Sirius XM Holdings, Inc. (d) 77,045 465,352
Stagwell, Inc. *(d) 7,746 58,792
TechTarget, Inc. *(d) 1,563 100,892
TEGNA, Inc. 11,684 243,962
Thryv Holdings, Inc. *(d) 2,359 48,265
Trade Desk, Inc. (The),
Class A * 26,089 1,388,978
WideOpenWest, Inc. * 1,863 25,542
18,265,876
Metals & Mining 0.2%
5E Advanced Materials, Inc. * 875 11,707
Alcoa Corp. 9,675 377,615
Alpha Metallurgical
Resources, Inc. 874 147,575
Arconic Corp. * 5,564 115,509
ATI, Inc. *(d) 6,067 180,554
Carpenter Technology Corp. 3,202 119,755
Century Aluminum Co. * 2,196 15,833
Cleveland-Cliffs, Inc. * 35,005 454,715
Coeur Mining, Inc. * 16,540 62,521
Commercial Metals Co. 7,187 327,009
Compass Minerals
International, Inc. 2,305 91,140
Constellium SE * 6,100 67,222
Ferroglobe plc * 617 3,597
Franco-Nevada Corp. 784 96,887
Freeport-McMoRan, Inc. 77,501 2,456,007
Common Stocks
Shares Value ($)
Metals & Mining
Haynes International, Inc. 519 25,384
Hecla Mining Co. (d) 31,172 142,456
Ivanhoe Electric, Inc. *(d) 274 2,866
Kaiser Aluminum Corp. (d) 1,101 88,950
Materion Corp. (d) 1,427 122,308
MP Materials Corp. *(d) 6,251 187,780
Newmont Corp. 44,224 1,871,560
Novagold Resources, Inc. * 11,238 52,032
Nucor Corp. (d) 13,901 1,826,313
Olympic Steel, Inc. (d) 341 9,279
Piedmont Lithium, Inc. * 1,333 82,939
Ramaco Resources, Inc. (d) 155 1,750
Reliance Steel & Aluminum
Co. 3,186 641,915
Royal Gold, Inc. (d) 3,470 329,511
Ryerson Holding Corp. 2,515 84,378
Schnitzer Steel Industries,
Inc., Class A 1,043 28,151
Southern Copper Corp. (d) 3,848 180,741
SSR Mining, Inc. 11,853 163,571
Steel Dynamics, Inc. 7,927 745,534
SunCoke Energy, Inc. 3,382 24,553
TimkenSteel Corp. *(d) 5,176 90,269
United States Steel Corp. 14,103 287,137
Warrior Met Coal, Inc. 3,754 139,424
Worthington Industries, Inc. 1,987 94,502
11,750,949
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 99 1,696
AGNC Investment Corp. 63,492 521,904
Annaly Capital Management,
Inc. 35,030 649,807
Apollo Commercial Real
Estate Finance, Inc. 8,959 100,878
Arbor Realty Trust, Inc. 8,097 111,496
Ares Commercial Real Estate
Corp. 5,773 71,239
ARMOUR Residential REIT,
Inc. 6,947 36,958
Blackstone Mortgage Trust,
Inc., Class A 15,515 387,254
BrightSpire Capital, Inc. 3,095 23,770
Broadmark Realty Capital, Inc. 13,283 77,307
Chimera Investment Corp. 12,202 82,364
Claros Mortgage Trust, Inc. 8,069 129,104
Dynex Capital, Inc. 1,740 20,776
Ellington Financial, Inc. 4,036 54,002
Franklin BSP Realty Trust, Inc. 536 7,552
Granite Point Mortgage Trust,
Inc. 340 2,672
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 6,107 165,988
Invesco Mortgage Capital, Inc. 816 9,555
KKR Real Estate Finance
Trust, Inc. 1,045 18,204
Ladder Capital Corp. 9,346 99,722
MFA Financial, Inc. 6,331 63,057
New York Mortgage Trust, Inc. 45,975 123,673

70 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Orchid Island Capital, Inc. 756 7,613
PennyMac Mortgage
Investment Trust 2,112 29,293
Ready Capital Corp. 1,895 22,967
Redwood Trust, Inc. 10,385 74,045
Rithm Capital Corp. 23,066 194,446
Starwood Property Trust, Inc. 29,898 617,693
TPG RE Finance Trust, Inc. 2,379 20,150
Two Harbors Investment Corp. 17,627 62,752
3,787,937
Multiline Retail 0.2%
Big Lots, Inc. (d) 1,209 22,814
Dillard's, Inc., Class A (d) 178 58,525
Dollar General Corp. 12,828 3,271,781
Dollar Tree, Inc. * 11,902 1,886,467
Franchise Group, Inc. (d) 2,354 71,444
Kohl's Corp. (d) 7,234 216,658
Macy's, Inc. 15,644 326,178
Nordstrom, Inc. (d) 6,604 134,325
Ollie's Bargain Outlet
Holdings, Inc. *(d) 3,785 211,960
Target Corp. 25,967 4,265,080
10,465,232
Multi-Utilities 0.3%
Algonquin Power & Utilities
Corp. 414 4,579
Ameren Corp. 14,330 1,168,182
Avista Corp. (d) 945 38,773
Black Hills Corp. 3,251 212,518
CenterPoint Energy, Inc. 38,896 1,112,815
CMS Energy Corp. 15,755 898,823
Consolidated Edison, Inc. (d) 21,387 1,881,201
Dominion Energy, Inc. 48,293 3,379,061
DTE Energy Co. 10,883 1,220,093
NiSource, Inc. 23,506 603,869
NorthWestern Corp. (d) 3,039 160,550
Public Service Enterprise
Group, Inc. 28,634 1,605,508
Sempra Energy 17,941 2,708,015
Unitil Corp. 538 28,358
WEC Energy Group, Inc. 17,550 1,602,841
16,625,186
Oil, Gas & Consumable Fuels 2.3%
Aemetis, Inc. *(d) 5,368 39,723
Alto Ingredients, Inc. * 455 1,879
Antero Midstream Corp. (d) 27,154 289,190
Antero Resources Corp. * 15,251 559,102
APA Corp. 16,482 749,272
Arch Resources, Inc. 821 125,030
Archaea Energy, Inc. * 2,743 70,797
Ardmore Shipping Corp. * 5,792 78,366
Berry Corp. 2,737 24,277
Brigham Minerals, Inc.,
Class A 4,059 125,829
California Resources Corp. 4,245 191,492
Callon Petroleum Co. * 2,421 106,427
Camber Energy, Inc. * 2,571 366
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Centrus Energy Corp.,
Class A *(d) 74 3,501
Cheniere Energy, Inc. 14,284 2,519,840
Chesapeake Energy Corp. 9,278 948,861
Chevron Corp. 110,593 20,006,274
Chord Energy Corp. (d) 2,281 349,218
Civitas Resources, Inc. 4,592 321,027
Clean Energy Fuels Corp. *(d) 11,121 74,622
CNX Resources Corp. * 11,420 191,970
Comstock Resources, Inc. *(d) 3,851 72,322
ConocoPhillips 70,433 8,880,897
CONSOL Energy, Inc. (d) 2,090 131,712
Continental Resources, Inc. 3,069 227,014
Coterra Energy, Inc. (d) 43,579 1,356,614
Crescent Energy Co., Class A 711 9,798
CVR Energy, Inc. 1,184 46,247
Delek US Holdings, Inc. 4,543 134,745
Denbury, Inc. * 2,771 253,297
Devon Energy Corp. 38,034 2,941,930
DHT Holdings, Inc. 11,735 104,559
Diamondback Energy, Inc. (d) 10,163 1,596,709
Dorian LPG Ltd. 750 13,553
DT Midstream, Inc. 5,650 337,305
Earthstone Energy, Inc.,
Class A *(d) 1,367 22,091
Enbridge, Inc. 3,088 120,278
Energy Fuels, Inc. *(d) 13,892 100,022
Enviva, Inc. (d) 1,267 75,817
EOG Resources, Inc. 33,460 4,567,959
EQT Corp. (d) 20,667 864,707
Equitrans Midstream Corp. 21,881 184,238
Excelerate Energy, Inc.,
Class A 2,417 66,758
Exxon Mobil Corp. 232,838 25,800,779
FLEX LNG Ltd. (d) 1,963 61,344
Frontline Ltd. 3,790 47,602
Gevo, Inc. *(d) 16,045 36,101
Golar LNG Ltd. * 3,487 97,008
Granite Ridge Resources,
Inc. *(d) 263 2,499
Green Plains, Inc. *(d) 536 15,485
Gulfport Energy Corp. *(d) 803 71,877
Hess Corp. 16,327 2,303,413
Hess Midstream LP, Class A 274 7,930
HF Sinclair Corp. 12,423 759,915
International Seaways, Inc. (d) 2,585 109,630
Kinder Morgan, Inc. 123,712 2,241,661
Kinetik Holdings, Inc. (d) 1,483 54,545
Kosmos Energy Ltd. * 21,200 137,588
Laredo Petroleum, Inc. *(d) 1,426 92,191
Magnolia Oil & Gas Corp.,
Class A (d) 8,428 216,431
Marathon Oil Corp. 34,438 1,048,637
Marathon Petroleum Corp. 26,939 3,060,809
Matador Resources Co. (d) 5,849 388,666
Murphy Oil Corp. (d) 8,275 401,420
Navigator Holdings Ltd. * 200 2,510
New Fortress Energy, Inc. (d) 2,520 138,776
NextDecade Corp. *(d) 382 2,674
Nordic American Tankers Ltd. 4,474 13,825

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 71
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Northern Oil and Gas, Inc. 3,766 128,571
Occidental Petroleum
Corp. (d) 46,639 3,385,991
ONEOK, Inc. 25,202 1,494,983
OPAL Fuels, Inc. * 199 1,847
Ovintiv, Inc. 14,276 723,079
Par Pacific Holdings, Inc. * 4,633 106,003
PBF Energy, Inc., Class A *(d) 5,977 264,482
PDC Energy, Inc. 5,647 407,375
Peabody Energy Corp. *(d) 7,510 179,489
Pembina Pipeline Corp. 1,734 57,239
Permian Resources Corp. *(d) 13,232 129,277
Phillips 66 27,243 2,841,172
Pioneer Natural Resources
Co. (d) 12,872 3,300,510
Plains GP Holdings LP,
Class A *(d) 1,182 14,822
Range Resources Corp. 14,816 421,960
Ranger Oil Corp. 767 31,370
REX American Resources
Corp. *(d) 676 20,273
Ring Energy, Inc. *(d) 495 1,579
SandRidge Energy, Inc. *(d) 202 3,816
Scorpio Tankers, Inc. 1,715 82,217
SFL Corp. Ltd. 8,155 83,181
SilverBow Resources, Inc. *(d) 1,348 47,814
Sitio Royalties Corp. (d) 533 15,109
SM Energy Co. 6,476 291,291
Southwestern Energy Co. * 62,456 432,820
Talos Energy, Inc. * 4,484 95,420
Targa Resources Corp. 13,370 914,107
TC Energy Corp. 2,352 103,300
Teekay Tankers Ltd., Class A * 2,023 63,704
Tellurian, Inc. *(d) 47,353 127,853
Texas Pacific Land Corp. (d) 337 776,404
Uranium Energy Corp. *(d) 16,483 69,393
VAALCO Energy, Inc. 363 1,869
Valero Energy Corp. (d) 21,262 2,669,444
Vertex Energy, Inc. *(d) 4,849 41,362
Viper Energy Partners LP 488 16,275
W&T Offshore, Inc. *(d) 4,033 30,610
Williams Cos., Inc. (The) 65,734 2,151,474
World Fuel Services Corp. 4,837 123,295
107,649,731
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 672 29,890
Glatfelter Corp. (d) 1,779 5,035
Louisiana-Pacific Corp. 3,850 218,102
Resolute Forest Products,
Inc. * 2,675 55,667
Sylvamo Corp. 2,247 108,238
416,932
Personal Products 0.1%
Beauty Health Co. (The) *(d) 5,083 58,099
BellRing Brands, Inc. *(d) 7,670 185,767
Coty, Inc., Class A * 19,152 128,510
Edgewell Personal Care
Co. (d) 3,104 121,646
Common Stocks
Shares Value ($)
Personal Products
elf Beauty, Inc. * 3,324 143,796
Estee Lauder Cos., Inc. (The),
Class A 13,120 2,630,429
Herbalife Nutrition Ltd. *(d) 7,076 150,436
Inter Parfums, Inc. 1,380 111,614
Medifast, Inc. 636 74,406
Nature's Sunshine Products,
Inc. * 337 2,844
Nu Skin Enterprises, Inc.,
Class A (d) 3,022 115,410
Olaplex Holdings, Inc. *(d) 7,400 32,560
USANA Health Sciences, Inc. * 1,569 82,388
Veru, Inc. *(d) 2,760 33,782
Waldencast plc *(d) 223 1,985
3,873,672
Pharmaceuticals 2.1%
Aclaris Therapeutics, Inc. * 4,148 64,750
Aerie Pharmaceuticals, Inc. * 5,027 76,511
Amneal Pharmaceuticals,
Inc. * 3,996 8,791
Amphastar Pharmaceuticals,
Inc. * 1,429 44,156
Amylyx Pharmaceuticals, Inc. * 1,765 62,958
ANI Pharmaceuticals, Inc. * 422 16,285
Arvinas, Inc. *(d) 2,569 127,705
Atea Pharmaceuticals,
Inc. *(d) 2,268 13,608
Athira Pharma, Inc. * 1,416 4,687
Axsome Therapeutics, Inc. *(d) 1,838 82,986
Bristol-Myers Squibb Co. 121,318 9,398,505
Cara Therapeutics, Inc. * 1,609 15,125
Cassava Sciences, Inc. *(d) 2,063 75,176
Catalent, Inc. * 16,212 1,065,615
CinCor Pharma, Inc. * 1,574 52,949
Collegium Pharmaceutical,
Inc. * 1,376 24,685
Corcept Therapeutics, Inc. *(d) 5,386 154,040
Cymabay Therapeutics, Inc. * 541 1,883
Daiichi Sankyo Co. Ltd. 85,900 2,754,428
DICE Therapeutics, Inc. * 1,643 58,343
Elanco Animal Health, Inc. * 28,110 370,771
Eli Lilly & Co. 47,526 17,208,689
Esperion Therapeutics,
Inc. *(d) 1,259 10,236
Evolus, Inc. *(d) 980 8,389
EyePoint Pharmaceuticals,
Inc. *(d) 189 1,021
Fulcrum Therapeutics, Inc. *(d) 598 3,325
Harmony Biosciences
Holdings, Inc. * 1,808 94,016
Innoviva, Inc. * 4,305 58,376
Intra-Cellular Therapies,
Inc. *(d) 5,236 239,128
Jazz Pharmaceuticals plc * 3,564 512,468
Johnson & Johnson 148,609 25,853,508
Kyowa Kirin Co. Ltd. 165,800 3,907,839
Liquidia Corp. *(d) 10,459 51,144
Marinus Pharmaceuticals,
Inc. * 235 1,351

72 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
Merck & Co., Inc. 143,225 14,494,370
Nektar Therapeutics *(d) 11,756 44,203
NGM Biopharmaceuticals,
Inc. * 1,072 5,724
Nuvation Bio, Inc. * 10,132 22,290
Ocular Therapeutix, Inc. * 2,446 8,830
Omeros Corp. * 386 1,278
Organon & Co. 12,214 319,763
Pacira BioSciences, Inc. *(d) 2,027 104,917
Perrigo Co. plc 7,555 304,315
Pfizer, Inc. 318,162 14,810,441
Phathom Pharmaceuticals,
Inc. * 555 5,883
Phibro Animal Health Corp.,
Class A 836 12,281
Prestige Consumer
Healthcare, Inc. *(d) 2,971 161,860
Provention Bio, Inc. *(d) 1,487 10,320
Reata Pharmaceuticals, Inc.,
Class A *(d) 1,672 53,838
Relmada Therapeutics, Inc. * 573 3,661
Revance Therapeutics,
Inc. *(d) 3,056 68,179
Royalty Pharma plc, Class A 22,541 953,935
SIGA Technologies, Inc. 2,226 20,457
Supernus Pharmaceuticals,
Inc. * 1,973 67,615
Tarsus Pharmaceuticals,
Inc. *(d) 37 682
Theravance Biopharma,
Inc. *(d) 1,863 18,574
Tricida, Inc. *(d) 220 73
Ventyx Biosciences, Inc. * 1,513 48,976
Viatris, Inc. 65,350 661,995
Xeris Biopharma Holdings,
Inc. *(d) 841 1,346
Zoetis, Inc. 25,544 3,851,524
98,480,777
Professional Services 0.4%
Alight, Inc., Class A * 15,973 132,416
ASGN, Inc. * 2,660 225,515
Atlas Technical Consultants,
Inc. * 190 1,440
Barrett Business Services, Inc. 299 26,079
BayCurrent Consulting, Inc. 73,000 2,055,287
Booz Allen Hamilton Holding
Corp. 7,351 800,156
CACI International, Inc.,
Class A * 1,181 359,059
CBIZ, Inc. * 3,634 180,392
Clarivate plc *(d) 26,467 273,404
CoStar Group, Inc. * 27,912 2,308,881
CRA International, Inc. (d) 248 25,480
Dun & Bradstreet Holdings,
Inc. 15,461 198,674
Equifax, Inc. 7,397 1,254,087
Exponent, Inc. 2,821 268,728
First Advantage Corp. * 4,180 58,729
Forrester Research, Inc. * 451 19,086
Common Stocks
Shares Value ($)
Professional Services
Franklin Covey Co. * 513 25,958
FTI Consulting, Inc. *(d) 1,832 285,114
Heidrick & Struggles
International, Inc. 772 21,740
HireRight Holdings Corp. * 124 1,669
Huron Consulting Group, Inc. * 874 64,353
ICF International, Inc. (d) 734 87,808
Insperity, Inc. 2,054 242,413
Jacobs Solutions, Inc. 7,979 919,340
KBR, Inc. (d) 7,564 376,460
Kelly Services, Inc., Class A 1,380 22,549
Kforce, Inc. 820 51,881
Korn Ferry 3,417 189,951
Legalzoom.com, Inc. *(d) 4,866 45,011
Leidos Holdings, Inc. 7,771 789,456
ManpowerGroup, Inc. 3,067 240,269
Planet Labs PBC * 11,554 60,659
Recruit Holdings Co. Ltd. 160,500 4,926,109
Red Violet, Inc. * 58 1,012
Resources Connection, Inc. 1,271 23,221
Robert Half International, Inc. 6,102 466,559
Science Applications
International Corp. 3,024 327,620
Skillsoft Corp. *(d) 508 909
Sterling Check Corp. *(d) 466 9,101
TransUnion 10,911 646,695
TriNet Group, Inc. * 2,361 153,418
TrueBlue, Inc. * 1,386 27,249
Upwork, Inc. * 6,320 85,004
Verisk Analytics, Inc. 8,762 1,601,956
Willdan Group, Inc. * 439 6,067
19,886,964
Real Estate Management & Development 0.1%
Anywhere Real Estate,
Inc. *(d) 6,270 46,586
CBRE Group, Inc., Class A * 19,736 1,400,072
Compass, Inc., Class A *(d) 17,141 45,252
Cushman & Wakefield plc *(d) 8,528 98,498
DigitalBridge Group, Inc. 9,907 126,810
Doma Holdings, Inc. *(d) 857 465
Douglas Elliman, Inc. 2,344 10,829
eXp World Holdings, Inc. (d) 3,562 47,054
Five Point Holdings LLC,
Class A * 411 937
Forestar Group, Inc. * 550 6,369
FRP Holdings, Inc. * 290 17,583
Howard Hughes Corp. (The) * 1,644 100,859
Jones Lang LaSalle, Inc. *(d) 2,625 417,611
Kennedy-Wilson Holdings, Inc. 5,829 96,820
Marcus & Millichap, Inc. (d) 962 35,440
Newmark Group, Inc., Class A 8,558 70,090
Offerpad Solutions, Inc. *(d) 310 302
Opendoor Technologies,
Inc. *(d) 24,152 62,554
RE/MAX Holdings, Inc.,
Class A 117 2,277
Redfin Corp. *(d) 5,672 27,282
RMR Group, Inc. (The),
Class A 589 16,121

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 73
Common Stocks
Shares Value ($)
Real Estate Management & Development
Seritage Growth Properties,
Class A * 222 2,382
St Joe Co. (The) 1,247 44,306
Stratus Properties, Inc. (d) 43 1,271
Tejon Ranch Co. * 888 15,043
WeWork, Inc. *(d) 10,036 25,793
Zillow Group, Inc., Class A *(d) 12,442 384,297
3,102,903
Road & Rail 0.5%
AMERCO 539 310,027
ArcBest Corp. 1,387 110,169
Avis Budget Group, Inc. *(d) 1,830 432,722
Bird Global, Inc., Class A *(d) 928 403
Canadian National Railway
Co. (d) 2,037 241,262
Canadian Pacific Railway Ltd. 1,407 104,808
Covenant Logistics Group,
Inc. (d) 377 14,266
CSX Corp. 114,916 3,339,459
Daseke, Inc. * 1,581 9,423
Heartland Express, Inc. 1,951 29,031
Hertz Global Holdings,
Inc. *(d) 11,880 218,592
JB Hunt Transport Services,
Inc. 5,086 870,062
Knight-Swift Transportation
Holdings, Inc. 10,176 488,753
Landstar System, Inc. (d) 2,297 358,837
Lyft, Inc., Class A * 20,085 294,044
Marten Transport Ltd. (d) 2,343 43,978
Norfolk Southern Corp. 13,099 2,987,489
Old Dominion Freight Line,
Inc. (d) 6,216 1,706,914
Ryder System, Inc. 3,060 246,361
Saia, Inc. *(d) 1,403 279,001
Schneider National, Inc.,
Class B 3,380 75,171
TuSimple Holdings, Inc.,
Class A *(d) 7,430 25,485
Uber Technologies, Inc. * 108,604 2,885,608
Union Pacific Corp. 33,646 6,632,973
Universal Logistics Holdings,
Inc. 236 7,552
Werner Enterprises, Inc. 3,021 118,423
XPO Logistics, Inc. *(d) 5,353 276,964
22,107,777
Semiconductors & Semiconductor Equipment 2.0%
ACM Research, Inc., Class A * 3,587 22,957
Advanced Micro Devices,
Inc. * 90,818 5,454,529
Advantest Corp. 84,500 4,442,035
Allegro MicroSystems, Inc. * 3,734 94,881
Alpha & Omega
Semiconductor Ltd. *(d) 682 22,335
Ambarella, Inc. * 1,922 105,191
Amkor Technology, Inc. 6,201 128,919
Analog Devices, Inc. 28,388 4,048,697
Applied Materials, Inc. 46,527 4,107,869
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Atomera, Inc. *(d) 393 3,541
Axcelis Technologies, Inc. * 2,237 129,746
AXT, Inc. * 1,318 5,984
Broadcom, Inc. 23,077 10,848,959
CEVA, Inc. * 1,037 28,683
Cirrus Logic, Inc. *(d) 3,635 243,981
Cohu, Inc. *(d) 3,573 117,623
Credo Technology Group
Holding Ltd. * 4,914 67,518
CyberOptics Corp. * 1,040 56,129
Diodes, Inc. * 2,427 173,943
Enphase Energy, Inc. * 7,481 2,296,667
Entegris, Inc. 8,286 657,427
First Solar, Inc. * 5,946 865,559
FormFactor, Inc. * 4,437 89,672
GLOBALFOUNDRIES,
Inc. *(d) 3,102 175,883
Ichor Holdings Ltd. * 2,291 58,283
Impinj, Inc. *(d) 1,363 156,241
indie Semiconductor, Inc.,
Class A *(d) 9,497 74,266
Intel Corp. 233,597 6,641,163
KLA Corp. 7,459 2,360,401
Kulicke & Soffa Industries, Inc. 3,064 128,504
Lam Research Corp. 7,441 3,011,968
Lattice Semiconductor Corp. * 7,326 355,384
MACOM Technology Solutions
Holdings, Inc. *(d) 2,875 166,376
Marvell Technology, Inc. 49,590 1,967,731
MaxLinear, Inc. * 3,917 120,957
Microchip Technology, Inc. 29,885 1,845,100
Micron Technology, Inc. 59,767 3,233,395
MKS Instruments, Inc. 3,327 273,313
Monolithic Power Systems,
Inc. 2,557 867,974
Navitas Semiconductor
Corp. *(d) 479 2,017
NVIDIA Corp. 134,534 18,158,054
ON Semiconductor Corp. *(d) 24,233 1,488,633
Onto Innovation, Inc. * 2,196 146,781
PDF Solutions, Inc. * 1,172 27,636
Photronics, Inc. * 2,562 41,556
Power Integrations, Inc. (d) 3,183 212,338
Qorvo, Inc. * 5,769 496,595
QUALCOMM, Inc. 63,462 7,466,939
Rambus, Inc. * 6,464 194,954
Rigetti Computing, Inc. *(d) 456 958
Rockley Photonics Holdings
Ltd. * 555 283
Semtech Corp. *(d) 3,520 97,469
Silicon Laboratories, Inc. * 1,717 197,318
SiTime Corp. * 813 73,015
Skyworks Solutions, Inc. 9,173 788,970
SMART Global Holdings,
Inc. *(d) 3,380 45,731
Synaptics, Inc. * 2,294 203,248
Teradyne, Inc. 10,066 818,869
Texas Instruments, Inc. 50,995 8,191,327
Ultra Clean Holdings, Inc. * 1,687 52,483
Universal Display Corp. 3,018 287,374

74 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Veeco Instruments, Inc. * 2,001 36,478
Wolfspeed, Inc. * 6,648 523,530
95,002,340
Software 3.8%
8x8, Inc. *(d) 6,944 29,373
A10 Networks, Inc. 2,589 43,495
ACI Worldwide, Inc. * 6,497 158,072
Adeia, Inc. 8,810 98,496
Adobe, Inc. * 25,947 8,264,119
Agilysys, Inc. * 735 47,165
Alarm.com Holdings, Inc. *(d) 2,580 151,807
Alkami Technology, Inc. * 224 3,550
Altair Engineering, Inc.,
Class A * 2,927 143,569
Alteryx, Inc., Class A * 2,949 143,705
American Software, Inc.,
Class A 1,193 20,436
Amplitude, Inc., Class A *(d) 3,741 62,849
ANSYS, Inc. * 4,482 991,239
Appfolio, Inc., Class A * 1,148 143,925
Appian Corp., Class A * 2,217 108,234
AppLovin Corp., Class A *(d) 15,653 265,475
Asana, Inc., Class A *(d) 4,711 97,047
Aspen Technology, Inc. * 2,519 608,213
Atlassian Corp., Class A * 6,771 1,372,685
Autodesk, Inc. * 12,147 2,603,102
Avaya Holdings Corp. *(d) 2,211 3,493
AvePoint, Inc. *(d) 13,506 59,021
Benefitfocus, Inc. * 1,177 8,298
Bentley Systems, Inc.,
Class B (d) 7,746 273,279
Bill.com Holdings, Inc. * 5,470 729,479
Black Knight, Inc. * 8,747 528,931
Blackbaud, Inc. * 2,554 139,704
Blackline, Inc. *(d) 3,028 169,568
Blend Labs, Inc., Class A *(d) 19,148 48,061
Box, Inc., Class A *(d) 7,750 225,137
Braze, Inc., Class A * 198 5,863
BTRS Holdings, Inc., Class 1 * 8,917 84,176
C3.ai, Inc., Class A *(d) 2,556 33,509
Cadence Design Systems,
Inc. * 15,328 2,320,506
CCC Intelligent Solutions
Holdings, Inc. *(d) 8,707 81,236
Cerence, Inc. *(d) 2,087 35,896
Ceridian HCM Holding,
Inc. *(d) 6,634 439,104
ChannelAdvisor Corp. * 938 21,612
Check Point Software
Technologies Ltd. * 871 112,559
Cleanspark, Inc. *(d) 251 873
Clear Secure, Inc.,
Class A *(d) 3,311 89,463
Clearwater Analytics Holdings,
Inc., Class A *(d) 107 1,743
CommVault Systems, Inc. * 2,742 166,960
Confluent, Inc., Class A *(d) 6,561 176,360
Consensus Cloud Solutions,
Inc. * 494 27,733
Common Stocks
Shares Value ($)
Software
Couchbase, Inc. *(d) 1,321 16,909
Coupa Software, Inc. * 3,008 160,116
Crowdstrike Holdings, Inc.,
Class A * 12,276 1,978,891
CS Disco, Inc. * 2,277 24,409
Cvent Holding Corp. *(d) 9,668 56,558
Datadog, Inc., Class A * 15,737 1,266,986
Dave, Inc. * 1,088 342
Digimarc Corp. *(d) 497 8,121
Digital Turbine, Inc. *(d) 4,850 70,810
DocuSign, Inc. *(d) 10,265 495,800
Dolby Laboratories, Inc.,
Class A 3,878 259,206
Domo, Inc., Class B * 969 17,122
DoubleVerify Holdings, Inc. * 4,155 121,451
Dropbox, Inc., Class A *(d) 16,493 358,723
Duck Creek Technologies,
Inc. * 5,323 63,557
D-Wave Quantum, Inc. *(d) 191 556
Dynatrace, Inc. *(d) 10,228 360,435
E2open Parent Holdings,
Inc. *(d) 11,006 64,165
Ebix, Inc. (d) 1,005 19,889
eGain Corp. * 674 5,426
Elastic NV * 4,734 302,739
Embark Technology, Inc. *(d) 97 586
EngageSmart, Inc. * 133 2,612
Envestnet, Inc. *(d) 397 19,576
Everbridge, Inc. *(d) 2,124 66,545
EverCommerce, Inc. *(d) 183 1,594
Fair Isaac Corp. * 1,416 678,037
Five9, Inc. *(d) 3,734 225,011
ForgeRock, Inc., Class A *(d) 2,428 54,776
Fortinet, Inc. * 35,376 2,022,092
Freshworks, Inc., Class A *(d) 3,406 46,288
Gitlab, Inc., Class A *(d) 320 15,507
Guidewire Software, Inc. * 3,103 184,349
HashiCorp, Inc., Class A *(d) 211 6,484
HubSpot, Inc. * 2,944 873,073
Informatica, Inc., Class A *(d) 3,418 66,172
Instructure Holdings, Inc. * 98 2,315
Intapp, Inc. * 94 2,111
InterDigital, Inc. 2,094 104,428
Intuit, Inc. 15,287 6,535,193
Jamf Holding Corp. *(d) 3,442 81,472
KnowBe4, Inc., Class A * 4,059 99,770
Latch, Inc. *(d) 644 863
LivePerson, Inc. *(d) 3,616 38,221
LiveRamp Holdings, Inc. * 4,037 74,119
Manhattan Associates, Inc. * 3,407 414,530
Marathon Digital Holdings,
Inc. *(d) 5,642 73,967
Matterport, Inc. *(d) 16,087 56,144
MeridianLink, Inc. *(d) 111 1,998
Microsoft Corp. 420,827 97,686,572
MicroStrategy, Inc.,
Class A *(d) 673 180,034
Mitek Systems, Inc. *(d) 4,507 50,974
Model N, Inc. *(d) 2,922 111,036
Momentive Global, Inc. * 7,225 56,066

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Software
N-able, Inc. *(d) 1,170 12,671
nCino, Inc. *(d) 3,520 110,810
NCR Corp. *(d) 8,411 178,818
New Relic, Inc. * 2,800 165,872
NextNav, Inc. *(d) 108 370
NortonLifeLock, Inc. 35,457 798,846
Nutanix, Inc., Class A *(d) 11,626 318,552
Olo, Inc., Class A *(d) 6,847 60,322
ON24, Inc. * 927 7,546
OneSpan, Inc. * 1,318 14,485
Oracle Corp. 91,336 7,130,602
Pagaya Technologies Ltd.,
Class A * 3,111 4,324
PagerDuty, Inc. *(d) 5,167 128,865
Palantir Technologies, Inc.,
Class A *(d) 96,431 847,628
Palo Alto Networks, Inc. *(d) 16,994 2,916,000
Paycom Software, Inc. * 3,803 1,315,838
Paycor HCM, Inc. * 2,409 73,402
Paylocity Holding Corp. * 2,242 519,673
Pegasystems, Inc. 2,235 83,164
Procore Technologies, Inc. *(d) 4,474 244,549
Progress Software Corp. 1,649 84,148
PROS Holdings, Inc. *(d) 2,672 66,666
PTC, Inc. * 5,173 609,535
Q2 Holdings, Inc. * 3,216 99,825
Qualtrics International, Inc.,
Class A * 611 7,314
Qualys, Inc. * 1,879 267,870
Rapid7, Inc. *(d) 3,082 139,522
Rimini Street, Inc. * 943 5,290
RingCentral, Inc., Class A * 2,551 90,612
Riot Blockchain, Inc. *(d) 4,693 32,335
Roper Technologies, Inc. 5,716 2,369,511
Rubicon Technologies, Inc. * 73 139
Salesforce, Inc. * 57,316 9,319,008
Samsara, Inc., Class A * 3,594 44,242
Sapiens International Corp.
NV 895 17,605
SecureWorks Corp., Class A * 263 2,151
SEMrush Holdings, Inc.,
Class A * 177 2,165
SentinelOne, Inc., Class A * 11,567 264,190
ServiceNow, Inc. * 11,448 4,816,632
ShotSpotter, Inc. * 324 12,312
Smartsheet, Inc., Class A * 6,897 240,843
SoundHound AI, Inc. * 759 2,057
Splunk, Inc. * 8,405 698,540
Sprinklr, Inc., Class A *(d) 526 4,866
Sprout Social, Inc.,
Class A *(d) 2,426 146,361
SPS Commerce, Inc. * 1,868 236,339
Sumo Logic, Inc. * 2,847 21,950
Synopsys, Inc. * 8,622 2,522,366
Telos Corp. * 1,404 14,882
Tenable Holdings, Inc. * 7,015 285,090
Teradata Corp. * 6,006 189,730
Terawulf, Inc. *(d) 236 269
Tyler Technologies, Inc. * 1,469 474,972
UiPath, Inc., Class A * 19,627 248,282
Common Stocks
Shares Value ($)
Software
Unity Software, Inc. *(d) 12,683 374,149
Upland Software, Inc. * 1,045 8,402
Varonis Systems, Inc. * 5,878 157,354
Verint Systems, Inc. * 3,866 136,972
Veritone, Inc. *(d) 1,081 8,010
Vertex, Inc., Class A * 151 2,721
Viant Technology, Inc.,
Class A * 763 3,479
VMware, Inc., Class A 12,523 1,409,213
WM Technology, Inc. *(d) 432 886
Workday, Inc., Class A * 11,586 1,805,331
Workiva, Inc. *(d) 2,560 199,194
Xperi, Inc. * 1,315 18,371
Yext, Inc. * 3,841 20,434
Zendesk, Inc. * 7,109 545,189
Zeta Global Holdings Corp.,
Class A *(d) 7,564 63,084
Zoom Video Communications,
Inc., Class A * 13,937 1,162,903
Zscaler, Inc. * 5,133 790,995
Zuora, Inc., Class A * 7,318 56,275
181,656,764
Specialty Retail 1.1%
Aaron's Co., Inc. (The) 1,275 13,285
Abercrombie & Fitch Co.,
Class A * 3,625 63,727
Academy Sports & Outdoors,
Inc. (d) 4,384 193,028
Advance Auto Parts, Inc. 3,483 661,491
American Eagle Outfitters,
Inc. (d) 8,683 98,639
America's Car-Mart, Inc. *(d) 243 16,611
Arko Corp. 3,913 40,108
Asbury Automotive Group,
Inc. *(d) 1,169 184,410
AutoNation, Inc. *(d) 1,931 205,285
AutoZone, Inc. * 1,039 2,631,662
Bath & Body Works, Inc. 13,172 439,681
Bed Bath & Beyond, Inc. *(d) 6,522 29,806
Best Buy Co., Inc. 12,032 823,109
Big 5 Sporting Goods Corp. 1,628 20,985
Boot Barn Holdings, Inc. * 1,635 92,868
Buckle, Inc. (The) 1,862 73,232
Burlington Stores, Inc. *(d) 3,692 527,808
Caleres, Inc. 1,513 41,350
Camping World Holdings, Inc.,
Class A (d) 2,955 82,238
CarMax, Inc. *(d) 8,688 547,431
Carvana Co. *(d) 4,122 55,771
Cato Corp. (The), Class A 928 11,052
Chico's FAS, Inc. * 4,867 28,618
Children's Place, Inc. (The) * 298 12,063
Citi Trends, Inc. * 347 7,846
Conn's, Inc. * 599 4,918
Container Store Group, Inc.
(The) * 854 4,637
Designer Brands, Inc., Class A 4,257 64,834
Destination XL Group, Inc. * 341 2,278
Dick's Sporting Goods, Inc. 3,217 365,966

76 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
EVgo, Inc. *(d) 3,812 28,247
Five Below, Inc. * 2,948 431,440
Floor & Decor Holdings, Inc.,
Class A *(d) 5,921 434,424
Foot Locker, Inc. 3,440 109,048
GameStop Corp., Class A *(d) 15,887 449,761
Gap, Inc. (The) (d) 11,954 134,722
Genesco, Inc. * 493 23,191
Group 1 Automotive, Inc. 927 160,371
GrowGeneration Corp. *(d) 1,941 6,929
Guess?, Inc. (d) 1,743 29,596
Haverty Furniture Cos., Inc. 718 19,084
Hibbett, Inc. 924 57,676
Home Depot, Inc. (The) 58,165 17,224,401
Leslie's, Inc. *(d) 7,547 105,960
Lithia Motors, Inc., Class A 1,510 299,207
LL Flooring Holdings, Inc. * 1,181 9,826
Lowe's Cos., Inc. 34,276 6,682,106
MarineMax, Inc. * 831 26,850
Monro, Inc. 2,196 104,859
Murphy USA, Inc. 1,180 371,122
National Vision Holdings,
Inc. *(d) 4,327 160,272
Nitori Holdings Co. Ltd. 47,800 4,327,668
ODP Corp. (The) * 2,827 111,864
OneWater Marine, Inc.,
Class A * 233 7,689
O'Reilly Automotive, Inc. * 3,399 2,845,541
Party City Holdco, Inc. *(d) 4,116 6,956
Penske Automotive Group,
Inc. (d) 1,165 130,037
Petco Health & Wellness Co.,
Inc. * 4,392 46,248
Rent-A-Center, Inc. (d) 3,542 73,851
RH *(d) 1,147 291,258
Ross Stores, Inc. 19,355 1,852,080
Sally Beauty Holdings,
Inc. *(d) 6,160 78,294
Shoe Carnival, Inc. 850 20,383
Signet Jewelers Ltd. 2,755 179,736
Sleep Number Corp. *(d) 711 19,723
Sonic Automotive, Inc.,
Class A (d) 1,632 76,296
Sportsman's Warehouse
Holdings, Inc. *(d) 1,685 15,131
Tilly's, Inc., Class A 725 6,424
TJX Cos., Inc. (The) 61,866 4,460,539
Tractor Supply Co. 6,700 1,472,459
TravelCenters of America,
Inc. * 1,367 86,914
Ulta Beauty, Inc. * 3,189 1,337,371
Urban Outfitters, Inc. * 4,182 99,783
Victoria's Secret & Co. *(d) 5,372 201,987
Volta, Inc. *(d) 697 774
Warby Parker, Inc.,
Class A *(d) 5,602 89,912
Williams-Sonoma, Inc. (d) 3,956 489,871
Winmark Corp. 112 28,184
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc. * 1,480 33,196
52,603,998
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc. 863,034 132,337,634
Avid Technology, Inc. * 1,310 36,012
Corsair Gaming, Inc. *(d) 1,341 18,506
Dell Technologies, Inc.,
Class C 14,379 552,154
Diebold Nixdorf, Inc. * 2,496 6,215
Eastman Kodak Co. *(d) 832 4,451
Hewlett Packard Enterprise
Co. 83,183 1,187,021
HP, Inc. (d) 46,533 1,285,241
IonQ, Inc. *(d) 10,922 64,331
NetApp, Inc. 14,055 973,590
Pure Storage, Inc., Class A * 16,845 519,837
Seagate Technology Holdings
plc 1,287 63,912
Super Micro Computer, Inc. * 2,354 163,815
Turtle Beach Corp. * 472 3,682
Western Digital Corp. * 30,830 1,059,627
Xerox Holdings Corp. 7,930 116,016
138,392,044
Textiles, Apparel & Luxury Goods 0.3%
Allbirds, Inc., Class A *(d) 718 2,470
Asics Corp. 243,200 3,731,953
Capri Holdings Ltd. * 8,018 366,262
Carter's, Inc. (d) 2,343 159,020
Columbia Sportswear Co. 2,042 152,129
Crocs, Inc. * 3,332 235,739
Deckers Outdoor Corp. * 1,463 511,948
Fossil Group, Inc. * 1,945 8,266
G-III Apparel Group Ltd. * 1,775 34,613
Hanesbrands, Inc. (d) 18,483 126,054
Kontoor Brands, Inc. (d) 2,880 102,816
Levi Strauss & Co., Class A 551 8,243
Lululemon Athletica, Inc. * 5,551 1,826,501
Movado Group, Inc. 681 22,521
NIKE, Inc., Class B 67,771 6,281,016
Oxford Industries, Inc. 1,271 129,299
PLBY Group, Inc. *(d) 200 724
PVH Corp. 3,860 198,095
Ralph Lauren Corp. (d) 2,125 196,966
Rocky Brands, Inc. 248 4,882
Skechers USA, Inc., Class A * 7,687 264,663
Steven Madden Ltd. 4,584 136,924
Superior Group of Cos.,
Inc. (d) 333 3,303
Tapestry, Inc. 7,152 226,575
Under Armour, Inc., Class A * 19,352 137,360
Unifi, Inc. * 606 5,527
VF Corp. 20,206 570,820
Wolverine World Wide, Inc. 4,533 77,650
15,522,339
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 4,121 160,554
Blue Foundry Bancorp *(d) 165 2,031

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 77
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Bridgewater Bancshares, Inc. * 1,003 19,177
Capitol Federal Financial,
Inc. (d) 4,004 32,753
Columbia Financial, Inc. *(d) 2,342 48,105
Enact Holdings, Inc. (d) 190 4,872
Essent Group Ltd. 6,613 261,743
Federal Agricultural Mortgage
Corp., Class C 936 107,827
Finance of America Cos., Inc.,
Class A *(d) 4,182 6,733
Flagstar Bancorp, Inc. 1,500 58,050
Hingham Institution for
Savings 64 15,824
Home Bancorp, Inc. 328 14,022
Kearny Financial Corp. 9,713 98,490
Luther Burbank Corp. 1,038 13,110
Merchants Bancorp 526 12,598
MGIC Investment Corp. 15,870 216,626
Mr. Cooper Group, Inc. * 4,187 165,345
New York Community
Bancorp, Inc. (d) 36,747 342,115
NMI Holdings, Inc.,
Class A *(d) 5,776 126,668
Northfield Bancorp, Inc. 12,630 202,585
PennyMac Financial Services,
Inc. (d) 2,289 122,049
Pioneer Bancorp, Inc. * 330 3,402
Provident Bancorp, Inc. 253 3,127
Provident Financial Services,
Inc. 1,326 29,729
Radian Group, Inc. 10,828 225,980
Rocket Cos., Inc., Class A (d) 7,816 53,930
Southern Missouri Bancorp,
Inc. 350 17,938
TFS Financial Corp. 5,303 74,507
TrustCo Bank Corp. 119 4,441
UWM Holdings Corp. (d) 5,323 17,459
Walker & Dunlop, Inc. (d) 1,673 150,503
Waterstone Financial, Inc. 3,938 66,867
WSFS Financial Corp. 1,438 66,953
2,746,113
Tobacco 0.3%
22nd Century Group, Inc. *(d) 8,700 11,397
Altria Group, Inc. 101,336 4,688,817
Philip Morris International, Inc. 89,505 8,221,034
Turning Point Brands, Inc. 398 9,377
Universal Corp. (d) 961 48,636
Vector Group Ltd. 9,892 105,053
13,084,314
Trading Companies & Distributors 0.2%
Air Lease Corp. 5,797 204,576
Alta Equipment Group, Inc. 570 6,971
Applied Industrial
Technologies, Inc. 2,105 261,820
Beacon Roofing Supply, Inc. * 3,180 179,193
BlueLinx Holdings, Inc. * 328 23,111
Boise Cascade Co. (d) 2,205 147,228
Core & Main, Inc., Class A *(d) 2,721 64,161
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Custom Truck One Source,
Inc. *(d) 820 5,683
Distribution Solutions Group,
Inc. * 152 4,572
DXP Enterprises, Inc. * 641 18,339
Fastenal Co. 38,120 1,842,340
GATX Corp. 1,881 196,960
Global Industrial Co. 575 18,250
GMS, Inc. * 2,747 129,658
H&E Equipment Services, Inc. 1,246 47,049
Herc Holdings, Inc. (d) 1,355 159,362
Hudson Technologies, Inc. *(d) 245 2,256
McGrath RentCorp 1,678 157,816
MRC Global, Inc. * 3,203 32,126
MSC Industrial Direct Co.,
Inc., Class A 3,322 275,660
NOW, Inc. * 9,395 119,598
Rush Enterprises, Inc.,
Class A 1,851 93,189
SiteOne Landscape Supply,
Inc. *(d) 2,447 283,534
Textainer Group Holdings Ltd. 2,376 71,090
Titan Machinery, Inc. * 771 26,507
Transcat, Inc. * 256 21,187
Triton International Ltd. 2,971 180,310
United Rentals, Inc. *(d) 3,585 1,131,820
Univar Solutions, Inc. * 9,413 239,843
Veritiv Corp. * 1,179 137,071
Watsco, Inc. (d) 1,918 519,701
WESCO International, Inc. *(d) 2,431 334,919
WW Grainger, Inc. 2,726 1,592,938
8,528,838
Transportation Infrastructure 0.0%
†
Atlas Corp. 3,136 46,381
Water Utilities 0.0%
†
American States Water Co. 2,301 208,148
American Water Works Co.,
Inc. 9,966 1,448,458
Artesian Resources Corp.,
Class A 302 15,789
California Water Service
Group (d) 3,327 206,474
Essential Utilities, Inc. 11,279 498,757
Global Water Resources, Inc. 376 4,798
Middlesex Water Co. 112 10,021
Pure Cycle Corp. * 646 5,575
SJW Group (d) 1,930 136,412
York Water Co. (The) 503 21,911
2,556,343
Wireless Telecommunication Services 0.2%
Gogo, Inc. * 1,485 21,117
Shenandoah
Telecommunications Co. (d) 3,695 83,729
SoftBank Group Corp. 54,300 2,335,184
Telephone & Data Systems,
Inc. 3,701 62,917
T-Mobile US, Inc. * 34,194 5,182,442

78 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
United States Cellular Corp. * 599 18,671
7,704,060
Total Common Stocks
(cost $2,151,152,822)
2,285,822,556
Corporate Bonds 14.2%
Principal
Amount ($)
Aerospace & Defense 0.3%
Boeing Co. (The) ,
1.43%, 2/4/2024 2,460,000 2,334,799
4.88%, 5/1/2025 5,710,000 5,571,796
2.75%, 2/1/2026 1,210,000 1,091,243
Northrop Grumman Corp. ,
2.93%, 1/15/2025 6,910,000 6,587,599
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 144,096
15,729,533
Automobiles 0.4%
Ford Motor Co. ,
3.25%, 2/12/2032 9,300,000 6,982,626
General Motors Co. ,
5.40%, 10/2/2023 1,810,000 1,802,381
6.13%, 10/1/2025 1,950,000 1,941,804
Nissan Motor Acceptance Co.
LLC ,
1.05%, 3/8/2024(a)(d) 470,000 432,574
2.00%, 3/9/2026(a) 530,000 431,871
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 4,960,000 4,790,232
16,381,488
Banks 3.7%
Banco Santander SA ,
2.75%, 5/28/2025 3,400,000 3,083,979
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(e) 2,600,000 2,291,869
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 3.95%, 3/5/2024(d)
(e) 2,000,000 1,992,200
3.86%, 7/23/2024 2,570,000 2,532,087
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 170,000 164,494
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 6,070,000 5,359,203
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 4,360,000 3,728,397
Bank of Montreal ,
2.50%, 6/28/2024 2,920,000 2,788,209
1.85%, 5/1/2025(d) 6,270,000 5,760,698
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 1,470,000 1,400,779
1.30%, 6/11/2025 3,410,000 3,060,958
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,550,000 5,154,214
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 4,130,000 3,693,122
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 1,500,000 1,467,287
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 5,770,000 5,609,441
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 5,420,000 5,059,101
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 2,940,000 2,499,546
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 3,660,000 3,100,390
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 3,340,000 2,933,710
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 4,980,000 4,437,945
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 7,560,000 6,695,512
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(e) 4,380,000 4,175,395
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 5,040,000 4,287,859
HSBC Holdings plc ,
3.60%, 5/25/2023 5,380,000 5,324,007
(ICE LIBOR USD 3
Month + 1.00%), 3.96%,
5/18/2024(e) 4,420,000 4,354,681
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 1,320,000 1,198,743
Intesa Sanpaolo SpA ,
3.38%, 1/12/2023(a) 4,290,000 4,266,911
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 5,520,000 5,389,444
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 11,790,000 10,732,777
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 2,270,000 1,952,320

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 2,490,000 2,372,951
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 650,000 618,081
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.30%),
4.08%, 4/19/2028(e) 370,000 340,000
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 4,150,000 3,853,982
Royal Bank of Canada ,
3.38%, 4/14/2025(d) 2,730,000 2,617,038
1.15%, 6/10/2025(d) 2,100,000 1,885,998
1.15%, 7/14/2026 3,670,000 3,133,470
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 1,960,000 1,601,285
Standard Chartered plc ,
3.95%, 1/11/2023(a) 8,580,000 8,515,033
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 4.88%,
10/16/2023(e) 4,320,000 4,316,943
Swedbank AB ,
3.36%, 4/4/2025(a) 4,030,000 3,830,636
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 4,060,000 3,950,443
1.15%, 6/12/2025 360,000 322,472
1.20%, 6/3/2026(d) 3,930,000 3,386,261
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(d)(e) 2,110,000 1,701,763
US Bancorp ,
1.45%, 5/12/2025 4,580,000 4,185,128
Wells Fargo & Co. ,
1.65%, 6/2/2024 2,320,000 2,266,388
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 4,200,000 4,001,669
2.19%, 4/30/2026(d) 5,030,000 4,577,061
Westpac Banking Corp. ,
1.15%, 6/3/2026 2,160,000 1,873,802
173,845,682
Beverages 0.0%
†
Constellation Brands, Inc. ,
3.60%, 5/9/2024 960,000 939,278
PepsiCo, Inc. ,
0.75%, 5/1/2023(d) 740,000 725,834
1,665,112
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.3%
AbbVie, Inc. ,
2.60%, 11/21/2024 1,030,000 978,727
3.80%, 3/15/2025 2,250,000 2,170,416
2.95%, 11/21/2026 8,650,000 7,899,437
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,720,000 1,688,269
12,736,849
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 473,000 440,180
Capital Markets 1.0%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 3,610,000 3,305,589
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 3,120,000 2,701,862
Credit Suisse AG ,
3.63%, 9/9/2024 4,740,000 4,405,102
2.95%, 4/9/2025 4,310,000 3,857,431
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 2,510,000 2,378,154
3.75%, 5/22/2025(d) 14,700,000 13,997,942
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 4,040,000 3,979,509
(SOFR + 1.16%), 3.62%,
4/17/2025(e) 7,020,000 6,781,252
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,450,000 4,061,208
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 2,880,000 2,441,967
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 1,010,000 958,964
48,868,980
Chemicals 0.2%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 2,670,000 2,199,412
OCP SA ,
Reg. S, 4.50%, 10/22/2025 3,840,000 3,655,020
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 2,590,000 2,162,650
4.00%, 10/4/2027(a) 1,740,000 1,517,959
2.88%, 5/11/2031(a) 750,000 553,925
10,088,966
Consumer Finance 0.3%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 3,240,000 2,736,004
American Express Co. ,
3.38%, 5/3/2024 2,220,000 2,153,181
3.95%, 8/1/2025 6,740,000 6,474,340
4.05%, 5/3/2029 390,000 354,257

80 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
PACCAR Financial Corp. ,
1.10%, 5/11/2026 1,790,000 1,570,942
13,288,724
Diversified Financial Services 0.1%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 5,180,000 4,488,905
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 3.31%,
11/13/2023(d)(e) 1,210,000 1,209,147
2.88%, 5/10/2026 1,130,000 1,051,860
6,749,912
Diversified Telecommunication Services 0.4%
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,085,709
4.25%, 2/1/2031(a) 1,200,000 948,000
Verizon Communications, Inc. ,
2.63%, 8/15/2026 2,760,000 2,510,145
2.10%, 3/22/2028 5,780,000 4,857,423
2.36%, 3/15/2032 7,841,000 5,939,760
16,341,037
Electric Utilities 0.4%
Comision Federal de
Electricidad ,
4.75%, 2/23/2027(a) 4,240,000 3,853,100
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 2,150,000 2,133,181
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 4,070,000 3,933,576
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 3,080,000 2,918,392
Southern California Edison
Co. ,
Series E, 3.70%, 8/1/2025 5,500,000 5,279,194
18,117,443
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 3,740,000 3,526,293
3.76%, 3/15/2027(a) 2,020,000 1,796,955
5,323,248
Food Products 0.1%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,511,045
Mondelez International, Inc. ,
1.50%, 5/4/2025 1,520,000 1,388,128
2,899,173
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson and Co. ,
3.36%, 6/6/2024 794,000 770,688
3.73%, 12/15/2024 566,000 548,796
1,319,484
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.7%
Cigna Corp. ,
3.75%, 7/15/2023 12,000 11,876
(ICE LIBOR USD 3
Month + 0.89%), 4.97%,
7/15/2023(e) 8,250,000 8,251,096
3.25%, 4/15/2025 1,010,000 963,108
4.13%, 11/15/2025 8,580,000 8,294,164
CVS Health Corp. ,
3.88%, 7/20/2025(d) 11,050,000 10,661,518
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,498,264
4.50%, 4/1/2025(d) 260,000 254,480
UnitedHealth Group, Inc. ,
3.50%, 6/15/2023(d) 120,000 119,091
1.15%, 5/15/2026(d) 890,000 783,342
3.70%, 5/15/2027(d) 2,800,000 2,646,159
33,483,098
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 2,600,000 2,354,716
3.50%, 8/18/2026 1,815,000 1,585,270
McDonald's Corp. ,
3.30%, 7/1/2025(d) 3,390,000 3,253,620
1.45%, 9/1/2025(d) 240,000 218,610
3.70%, 1/30/2026(d) 4,270,000 4,096,826
11,509,042
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 3.21%,
2/14/2024(e) 5,690,000 5,672,502
Honeywell International, Inc. ,
1.10%, 3/1/2027(d) 1,850,000 1,586,236
7,258,738
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 134,000 124,486
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 134,236
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 4,980,000 4,858,431
4.15%, 8/26/2025(a) 580,000 562,355
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 268,063
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 830,000 744,131
6,691,702
Interactive Media & Services 0.0%
†
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 270,000 268,834
3.68%, 4/22/2041(a) 610,000 384,374
3.84%, 4/22/2051(a) 1,320,000 769,603
1,422,811

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
3.30%, 4/13/2027 980,000 919,845
1.20%, 6/3/2027 5,290,000 4,500,581
eBay, Inc. ,
1.40%, 5/10/2026 3,410,000 2,967,341
Prosus NV ,
3.06%, 7/13/2031(a) 3,530,000 2,370,909
10,758,676
IT Services 0.2%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 1,970,000 1,674,832
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 8,630,000 7,917,957
9,592,789
Media 0.8%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 4.43%, 2/1/2024(e) 9,830,000 9,894,484
4.91%, 7/23/2025 3,780,000 3,669,710
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 4.71%,
4/15/2024(e) 7,620,000 7,607,534
3.95%, 10/15/2025 4,010,000 3,877,366
4.15%, 10/15/2028 820,000 769,280
CSC Holdings LLC ,
4.50%, 11/15/2031(a) 3,000,000 2,333,325
DISH DBS Corp. ,
5.25%, 12/1/2026(a)(d) 150,000 130,312
5.75%, 12/1/2028(a) 2,130,000 1,717,313
Fox Corp. ,
3.05%, 4/7/2025 5,600,000 5,288,933
3.50%, 4/8/2030 430,000 364,627
35,652,884
Metals & Mining 0.2%
Freeport-McMoRan, Inc. ,
4.55%, 11/14/2024(d) 2,980,000 2,921,478
Glencore Funding LLC ,
4.13%, 5/30/2023(a) 440,000 435,309
4.13%, 3/12/2024(a) 2,970,000 2,909,688
Southern Copper Corp. ,
3.88%, 4/23/2025 3,270,000 3,139,200
Vale Overseas Ltd. ,
6.88%, 11/21/2036 380,000 369,324
9,774,999
Oil, Gas & Consumable Fuels 2.1%
Continental Resources, Inc. ,
4.50%, 4/15/2023 8,550,000 8,514,432
3.80%, 6/1/2024 2,840,000 2,737,050
2.27%, 11/15/2026(a) 820,000 697,123
Coterra Energy, Inc. ,
3.90%, 5/15/2027(a)(d) 1,640,000 1,510,812
Devon Energy Corp. ,
5.25%, 9/15/2024 1,680,000 1,676,116
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Devon Energy Corp.,
5.85%, 12/15/2025 7,530,000 7,578,273
Ecopetrol SA ,
5.88%, 9/18/2023 1,420,000 1,396,996
5.38%, 6/26/2026 2,440,000 2,216,984
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,145,912
4.50%, 4/15/2024 1,090,000 1,070,694
2.90%, 5/15/2025 6,120,000 5,681,073
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 1,570,000 1,539,771
3.75%, 2/15/2025(d) 1,930,000 1,856,422
3.70%, 2/15/2026 180,000 170,651
4.15%, 10/16/2028 2,520,000 2,319,811
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 3,000,000 2,925,000
EQT Corp. ,
6.13%, 2/1/2025(c) 3,300,000 3,308,151
3.13%, 5/15/2026(a) 955,000 866,653
3.90%, 10/1/2027 3,230,000 2,903,027
5.00%, 1/15/2029 70,000 65,027
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 870,000 811,420
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 5,320,000 5,222,512
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 5.36%,
1/15/2023(e) 500,000 500,164
4.30%, 6/1/2025 2,190,000 2,131,013
Lukoil Capital DAC ,
2.80%, 4/26/2027(a) 2,600,000 1,937,000
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 1,404,300
MPLX LP ,
4.00%, 2/15/2025 250,000 240,439
4.88%, 6/1/2025 2,890,000 2,823,125
1.75%, 3/1/2026 2,550,000 2,223,202
Occidental Petroleum Corp. ,
3.20%, 8/15/2026 2,763,000 2,577,520
3.00%, 2/15/2027 264,000 239,580
Petrobras Global Finance BV ,
5.30%, 1/27/2025 270,000 266,625
5.75%, 2/1/2029(d) 1,100,000 1,025,662
Petroleos del Peru SA ,
4.75%, 6/19/2032(a)(d) 3,560,000 2,621,096
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 2,440,000 2,380,785
1.13%, 1/15/2026 8,520,000 7,421,881
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 3,290,000 3,259,170
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 4,710,000 4,963,000

82 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 1.10%), 5.04%,
1/13/2023(e) 1,620,000 1,611,900
3.95%, 6/1/2025 1,240,000 1,175,867
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 1,840,000 1,811,788
4.55%, 6/24/2024 2,110,000 2,074,660
98,902,687
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 3,480,000 3,417,133
Personal Products 0.0%
†
GSK Consumer Healthcare
Capital UK plc ,
3.13%, 3/24/2025(a) 2,070,000 1,949,454
Pharmaceuticals 0.4%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 2,930,000 2,553,506
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 3.61%,
8/17/2023(e) 3,976,000 3,974,753
Merck & Co., Inc. ,
1.45%, 6/24/2030 260,000 201,786
Pfizer, Inc. ,
0.80%, 5/28/2025 4,270,000 3,871,317
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,570,000 4,443,091
3.15%, 10/1/2026 130,000 109,850
4.75%, 5/9/2027 2,500,000 2,206,250
5.13%, 5/9/2029(d) 300,000 257,460
17,618,013
Road & Rail 0.1%
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026(d) 5,450,000 4,737,255
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
3.15%, 11/15/2025 3,590,000 3,346,789
3.14%, 11/15/2035(a) 3,440,000 2,386,239
Intel Corp. ,
1.60%, 8/12/2028 4,500,000 3,712,118
Microchip Technology, Inc. ,
0.98%, 9/1/2024 2,100,000 1,927,227
NXP BV ,
2.70%, 5/1/2025 7,010,000 6,487,177
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 5.14%,
1/30/2023(e) 5,300,000 5,302,670
Texas Instruments, Inc. ,
1.75%, 5/4/2030 1,020,000 811,979
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
TSMC Arizona Corp. ,
1.75%, 10/25/2026 2,540,000 2,191,867
26,166,066
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025(d) 2,970,000 2,774,881
Workday, Inc. ,
3.50%, 4/1/2027 3,190,000 2,942,492
5,717,373
Specialty Retail 0.1%
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 20,000 18,071
2.88%, 4/15/2027(d) 800,000 735,071
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 1,280,000 1,170,454
1.70%, 9/15/2028(d) 2,820,000 2,305,997
4,229,593
Thrifts & Mortgage Finance 0.1%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 5,010,000 4,699,994
Tobacco 0.3%
Altria Group, Inc. ,
2.35%, 5/6/2025 3,430,000 3,164,851
4.40%, 2/14/2026(d) 436,000 418,367
2.63%, 9/16/2026 4,270,000 3,807,509
BAT International Finance plc ,
1.67%, 3/25/2026(d) 4,510,000 3,873,414
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,373,107
1.50%, 5/1/2025 260,000 236,951
0.88%, 5/1/2026 2,570,000 2,194,400
16,068,599
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
0.70%, 2/15/2024 3,750,000 3,502,069
3.38%, 7/1/2025 260,000 240,658
1.88%, 8/15/2026 1,480,000 1,241,114
4,983,841
Transportation Infrastructure 0.1%
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 3,850,000 3,638,250
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 5,690,000 5,428,327
3.50%, 4/15/2031 2,570,000 2,160,874
7,589,201
Total Corporate Bonds
(cost $735,081,066)
669,658,009

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 83
Exchange Traded Funds 1.5%
Shares Value ($)
Debt Funds 0.0%
†
iShares iBoxx High Yield
Corporate Bond ETF(d) 24,081 1,768,268
Equity Funds 1.5%
Invesco QQQ Trust(d) 8,656 2,405,935
iShares Core S&P 500 ETF 6,140 2,381,030
iShares Russell 1000 ETF(d) 104,367 22,221,822
Vanguard High Dividend Yield
ETF(d) 127,610 13,587,913
Vanguard Russell 1000(d) 126,086 22,212,570
Vanguard Small-Cap ETF(d) 45,095 8,470,645
71,279,915
Total Exchange Traded Funds
(cost $80,896,136)
73,048,183
Foreign Government Securities 0.6%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 103,130 21,146
0.50%, 7/9/2030(c) 2,368,200 499,160
Provincia de Buenos Aires,
5.25%, 9/1/2037(a)(c) 891,247 268,396
788,702
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 2,260,000 1,499,852
MEXICO 0.2%
Mex Bonos Desarr Fix Rt,
5.75%, 3/5/2026 MXN 38,220,000 1,700,782
8.00%, 11/7/2047 53,130,000 2,194,114
United Mexican States,
3.50%, 2/12/2034 7,940,000 6,057,860
9,952,756
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028(d) 4,040,000 3,655,746
RUSSIA 0.1%
Russian Federation,
6.90%, 5/23/2029^ RUB 334,155,000 2,557,995
7.65%, 4/10/2030^ 144,850,000 1,108,844
7.25%, 5/10/2034^ 2,250,000 17,224
3,684,063
SENEGAL 0.1%
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 1,100,000 1,021,416
6.25%, 5/23/2033(a) 740,000 553,952
1,575,368
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 1/23/2031 1,180,000 1,122,684
Foreign Government Securities
Principal
Amount ($) Value ($)
5.75%, 10/28/2034 4,290,000 4,367,431
5,490,115
Total Foreign Government Securities
(cost $34,349,680)
26,646,602
Master Limited Partnership 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Magellan Midstream Partners
LP 1,301 70,189
Total Master Limited
Partnership
(cost $62,162) 70,189
Mortgage-Backed Securities 2.1%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3913
2.50%, 11/1/2050 234,750 194,739
Pool# RA4349
2.50%, 1/1/2051 490,168 406,444
Pool# SD7534
2.50%, 2/1/2051 4,599,564 3,824,906
Pool# RA4532
2.50%, 2/1/2051 459,446 379,530
Pool# RA5921
2.50%, 9/1/2051 264,402 217,146
Pool# QC7411
2.50%, 9/1/2051 92,623 76,420
Pool# QD1954
3.00%, 11/1/2051 190,056 162,184
Pool# QD2260
3.00%, 12/1/2051 91,621 78,259
FNMA Pool
Pool# AN4927
3.45%, 3/1/2029 19,209 17,823
Pool# AN5386
3.25%, 5/1/2029 19,562 17,918
Pool# AM8700
2.93%, 6/1/2030 19,112 16,924
Pool# BM6898
2.15%, 2/1/2032(b) 59,801 47,831
Pool# BL5547
2.68%, 1/1/2035 300,000 234,793
Pool# BM6224
2.79%, 1/1/2035(b) 730,310 593,837
Pool# BL5767
2.68%, 2/1/2035 200,000 155,998
Pool# BF0301
4.50%, 8/1/2058 327,263 310,314
Pool# BF0546
2.50%, 7/1/2061 14,046,312 11,230,281
FNMA UMBS Pool
Pool# FS1248
3.00%, 2/1/2047 1,184,999 1,038,719

84 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BK2620
2.50%, 6/1/2050 67,314 55,769
Pool# CA7257
2.50%, 10/1/2050 161,476 133,334
Pool# FM5313
2.50%, 10/1/2050 86,340 71,572
Pool# CA8955
2.50%, 2/1/2051 452,242 375,040
Pool# FM9195
2.50%, 10/1/2051 368,822 303,126
Pool# BU3608
3.00%, 11/1/2051 175,888 150,058
Pool# FS1107
2.50%, 12/1/2051 276,199 229,109
Pool# CB2442
3.50%, 12/1/2051 708,878 627,272
Pool# FS0439
2.50%, 1/1/2052 376,871 310,287
Pool# FS0551
2.50%, 2/1/2052 94,882 78,415
Pool# FS0736
2.50%, 3/1/2052 94,177 77,569
Pool# BV5395
3.50%, 4/1/2052 1,052,368 935,756
Pool# CB3833
3.00%, 6/1/2052 686,930 586,005
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 1/25/2053 18,000,000 14,186,953
2.50%, 1/25/2053 15,500,000 12,676,807
3.00%, 1/25/2053 6,000,000 5,097,657
3.50%, 1/25/2053 6,700,000 5,883,106
4.00%, 1/25/2053 7,500,000 6,809,941
4.50%, 1/25/2053 5,900,000 5,525,258
5.50%, 1/25/2053 700,000 687,828
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 54,228
48,623
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 85,729 78,318
Pool# 784985
3.50%, 9/20/2048 53,466 48,594
Pool# BS1728
4.00%, 1/20/2050 46,610 44,318
Pool# BM7534
3.50%, 2/20/2050 63,768 58,816
Pool# BS1742
4.00%, 2/20/2050 36,363 34,497
Pool# BS1757
4.00%, 3/20/2050 30,203 28,704
Pool# BS8420
4.00%, 4/20/2050 150,860 143,448
Pool# 785221
2.00%, 12/20/2050 247,802 202,719
Pool# 785218
2.00%, 12/20/2050 244,880 199,865
Pool# 785219
2.00%, 12/20/2050 239,962 195,274
Pool# 785220
2.00%, 12/20/2050 169,468 138,733
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BT1888
2.50%, 12/20/2050 255,317 216,567
Pool# BS8546
2.50%, 12/20/2050 156,172 129,744
Pool# CD8312
2.50%, 5/20/2051 162,729 137,271
Pool# MA7590
3.00%, 9/20/2051 598,580 525,321
Pool# 786082
3.00%, 11/20/2051 96,093 84,137
Pool# BZ4383
3.00%, 1/20/2052 136,899 122,860
Pool# 785944
3.00%, 2/20/2052 482,637 422,098
Pool# 786107
3.00%, 3/20/2052 95,600 83,689
Pool# 786077
3.00%, 3/20/2052 95,195 83,075
GNMA TBA
2.50%, 1/15/2053 9,400,000 7,964,362
3.00%, 1/15/2053 6,100,000 5,306,285
3.50%, 1/15/2053 4,000,000 3,577,146
4.00%, 1/15/2053 2,400,000 2,209,931
5.00%, 1/15/2053 900,000 873,633
Total Mortgage-Backed Securities
(cost $100,062,072)
96,762,956
Purchased Options 0.0%
†
Number of
Contracts
Call Options 0.0%
†
Equity Funds 0.0%
†
Invesco QQQ Trust
12/16/2022 at USD 305.00,
European Style, Notional
Amount: USD 26,474,000
Exchange Traded 868 236,074
SPDR S&P 500 ETF Trust
12/16/2022 at USD 405.00,
European Style, Notional
Amount: USD 10,489,500
Exchange Traded 259 146,162
SPDR S&P 500 ETF Trust
12/16/2022 at USD 400.00,
European Style, Notional
Amount: USD 14,000,000
Exchange Traded 350 259,904
0
642,140
Future Interest Rate Options 0.0%
†
3 Month Eurodollar 3/13/2023
at USD 97.75, American
Style, Notional Amount:
USD 50,000,000 Exchange
Traded 200 6,250

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 85
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month Eurodollar
12/19/2022 at USD 99.00,
American Style, Notional
Amount: USD 85,500,000
Exchange Traded 342 2,137
3 Month Eurodollar
12/19/2022 at USD 98.75,
American Style, Notional
Amount: USD 18,500,000
Exchange Traded 74 462
3 Month Eurodollar
12/19/2022 at USD 98.00,
American Style, Notional
Amount: USD 6,750,000
Exchange Traded 27 169
3 Month Eurodollar 9/18/2023
at USD 95.88, American
Style, Notional Amount:
USD 9,250,000 Exchange
Traded 37 22,200
3 Month Eurodollar 6/17/2024
at USD 97.50, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded 128 79,200
3 Month Eurodollar 3/18/2024
at USD 97.50, American
Style, Notional Amount:
USD 36,250,000 Exchange
Traded 145 67,063
3 Month Eurodollar
12/18/2023 at USD 97.25,
American Style, Notional
Amount: USD 14,000,000
Exchange Traded 56 19,950
3 Month Eurodollar 6/20/2023
at USD 95.88, American
Style, Notional Amount:
USD 9,750,000 Exchange
Traded 39 11,700
3 Month Eurodollar 3/13/2023
at USD 95.88, American
Style, Notional Amount:
USD 6,250,000 Exchange
Traded 25 2,344
3 Month Eurodollar 9/16/2024
at USD 95.13, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded 12 35,400
3 Month Eurodollar 6/17/2024
at USD 95.13, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded 12 31,200
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month Eurodollar 3/18/2024
at USD 95.13, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded 12 25,725
3 Month Eurodollar
12/18/2023 at USD 95.00,
American Style, Notional
Amount: USD 2,250,000
Exchange Traded 9 15,863
3 Month Eurodollar 9/18/2023
at USD 95.00, American
Style, Notional Amount:
USD 2,000,000 Exchange
Traded 8 10,250
0
329,913
Total Purchased Options
(cost $2,527,493) 972,053
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
Radius Health, Inc., CVR*∞ 294 24
2,718
IT Services 0.0%
†
Flexion, Inc., CVR*^∞ 1,208 0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Zogenix, Inc., CVR*^∞ 4,060 0
0
Total Rights
(cost $13,414) 2,718
U.S. Government Agency Security 0.0%
†
Principal
Amount ($)
FFCB, 3.38%, 8/26/2024 1,860,000 1,817,860
Total U.S. Government Agency Security
(cost $1,857,168)
1,817,860
U.S. Treasury Obligations 3.4%
U.S. Treasury Bonds
1.13%, 8/15/2040 5,230,000 3,095,302
1.38%, 11/15/2040 4,960,000 3,064,156

86 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.88%, 2/15/2041 520,000 351,528
2.25%, 5/15/2041 980,000 706,634
3.63%, 8/15/2043 230,000 203,990
2.00%, 2/15/2050 5,500,000 3,498,731
1.25%, 5/15/2050 11,300,000 5,822,590
1.38%, 8/15/2050 12,010,000 6,402,362
1.63%, 11/15/2050 7,580,500 4,335,099
2.00%, 8/15/2051 450,000 283,482
1.88%, 11/15/2051 38,366,700 23,370,715
2.25%, 2/15/2052 30,811,000 20,662,627
2.88%, 5/15/2052 15,370,000 11,928,561
3.00%, 8/15/2052 4,460,000 3,571,484
U.S. Treasury Notes
0.25%, 7/31/2025 140,000 125,016
2.75%, 4/30/2027 3,270,000 3,064,348
1.25%, 3/31/2028 130,000 111,130
1.00%, 7/31/2028 230,000 192,059
1.50%, 11/30/2028 290,000 247,599
2.75%, 5/31/2029 28,459,400 26,059,250
3.25%, 6/30/2029 14,260,000 13,464,559
2.63%, 7/31/2029 7,330,000 6,654,838
4.00%, 10/31/2029 12,880,000 12,759,250
2.75%, 8/15/2032 (d) 11,050,000 9,888,023
Total U.S. Treasury Obligations
(cost $209,187,158)
159,863,333
Preferred Stock 0.0%
†
Shares
Entertainment 0.0%
†
AMC Entertainment Holdings,
Inc. (Preference), 0.00%,
*(f) 3,298 6,761
Total Preferred Stock
(cost $47,485)
6,761
Short-Term Investments 8.0%
Principal
Amount ($)
Commercial Paper 7.1%
American Electric Power Co.,
Inc., 3.77%, 11/15/2022(a) 12,100,000 12,080,554
AT&T, Inc., 4.75%,
1/18/2023(a) 15,050,000 14,905,047
Becton Dickinson and Co.,
3.83%, 12/12/2022 20,200,000 20,102,905
Brookfield Infrastructure
Holdings Canada, Inc.,
3.31%, 11/1/2022 20,800,000 20,798,055
Credit Agricole Corporate and
Investment Bank, 3.02%,
11/1/2022 4,500,000 4,499,614
Crown Castle, Inc., 4.36%,
12/12/2022 27,650,000 27,508,967
Dow Chemical Co. (The),
4.55%, 1/19/2023 5,300,000 5,247,236
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
Fortune Brands Home &
Security, Inc., 3.91%,
11/1/2022(a) 20,000,000 19,998,046
General Motors Financial Co.,
Inc., 3.81%, 11/9/2022 10,000,000 9,990,158
Harley-Davidson Financial
Services, Inc., 4.12%,
11/16/2022(a) 15,000,000 14,973,380
Humana, Inc., 4.13%,
12/12/2022(a) 21,500,000 21,395,653
Jabil, Inc., 3.96%,
11/2/2022(a) 25,000,000 24,994,520
Nutrien Ltd., 3.82%,
11/29/2022 15,100,000 15,050,979
Oracle Corp., 4.18%,
11/17/2022(a) 17,400,000 17,370,749
Parker-Hannifin Corp.
3.22%, 11/16/2022 20,000,000 19,966,951
4.69%, 1/4/2023 5,000,000 4,958,996
Philip Morris International,
Inc., 3.33%, 11/21/2022 20,000,000 19,957,533
Quanta Services, Inc., 4.21%,
11/14/2022(a) 15,000,000 14,975,640
Rogers Communications, Inc.,
3.93%, 11/4/2022(a) 14,550,000 14,544,230
TransCanada PipeLines Ltd.
4.42%, 12/12/2022(a) 15,000,000 14,927,900
4.33%, 12/19/2022 11,550,000 11,484,318
WGL Holdings, Inc., 4.56%,
11/16/2022 6,150,000 6,139,974
335,871,405
U.S. Government Agency Security 0.2%
FHLB, 3.77%, 12/21/2022(g) 10,260,000 10,204,808
U.S. Treasury Obligations 0.7%
U.S. Treasury Bills
3.42%, 11/22/2022(d) 10,780,000 10,759,207
0.00%, 2/2/2023 9,830,000 9,727,404
0.00%, 2/28/2023 10,650,000 10,501,667
Total U.S. Treasury Obligations
(cost $30,990,284)
30,988,278
Total Short-Term Investments
(cost $377,100,157)
377,064,491

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 87
Repurchase Agreements 1.8%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $54,596,150,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$55,688,077. (h)(i) 54,591,600 54,591,600
Goldman Sachs & Co.
2.95%, dated
10/31/2022, due
11/1/2022, repurchase
price $32,002,622,
collateralized by U.S.
Government Treasury
Securities, 1.50%,
maturing 2/15/2030;
total market value
$38,800,000. 32,000,000 32,000,000
Total Repurchase Agreements
(cost $86,591,600)
86,591,600
Total Investments
(cost $4,210,494,219) — 88.5%
4,173,660,131
Other assets in excess of
liabilities — 11.5% 540,285,456
NET ASSETS — 100.0%
$ 4,713,945,587
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $652,464,963 which represents 13.84% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2022.
(d) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan
as of October 31, 2022 was $211,154,661, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $54,591,600 and by
$162,922,586 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.38%, and maturity dates ranging from 11/15/2022 –
8/15/2052, a total value of $217,514,186.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(f) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of October 31, 2022.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $54,591,600.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

88 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CHF Switzerland Franc
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.90 USD 113,524,000 (96,028) 736,244 640,216
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 5.19 USD 19,515,000 (834,529) 801,620 (32,909)
Total unrealized depreciation (930,557) 1,537,864 607,307
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 89
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2022 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.13% annually Rec 8/15/2028 USD 13,132,000 27,728 1,927,462 1,955,190
1 Day SOFR annually 1.22% annually Rec 8/15/2028 USD 9,683,000 (3,850) 1,399,120 1,395,270
1 Day SOFR annually 2.00% annually Rec 3/18/2032 USD 8,266,000 62,821 1,099,334 1,162,155
1 Day SOFR annually 2.48% annually Rec 8/10/2033 USD 10,045,000 – 1,010,554 1,010,554
1 Day SOFR annually 2.51% annually Rec 2/15/2048 USD 10,908,000 197,588 1,702,313 1,899,901
1 Day SOFR annually 2.60% annually Rec 10/14/2027 USD 16,593,000 288,638 770,820 1,059,458
1 Day SOFR annually 2.60% annually Rec 2/15/2048 USD 23,055,000 1,584,753 2,029,812 3,614,565
1 Day SOFR annually 2.65% annually Rec 8/15/2047 USD 32,637,000 332,381 4,607,280 4,939,661
1 Day SOFR annually 2.85% annually Rec 2/15/2029 USD 56,331,000 (95,185) 3,407,949 3,312,764
1 Day SOFR annually 3.27% annually Rec 4/30/2029 USD 18,317,000 (580,147) 1,266,932 686,785
1 Day SOFR annually 3.85% annually Rec 6/30/2029 USD 23,342,000 29,256 67,546 96,802
Total unrealized appreciation 1,843,983 19,289,122 21,133,105
1 Day SOFR annually 1.55% annually Pay 3/4/2027 USD 16,121,000 (22,835) (1,589,225) (1,612,060)
1 Day SOFR annually 2.73% annually Pay 8/10/2025 USD 45,730,000 – (1,245,348) (1,245,348)
1 Day SOFR annually 2.77% annually Pay 10/14/2024 USD 40,009,000 (262,874) (1,082,260) (1,345,134)
Total unrealized depreciation (285,709) (3,916,833) (4,202,542)
Net unrealized appreciation 1,558,274 15,372,289 16,930,563
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of October 31, 2022 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Activision
Blizzard, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 432,498 — 5,803 5,803
Computer
Services, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 553,482 — 3,556 3,556
Computer
Services, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 534,509 — 3,434 3,434

90 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Evo Payments,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 569,826 — 4,850 4,850
First Horizon
Corp.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 677,330 — 15,107 15,107
First Horizon
Corp.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 751,049 — 5,515 5,515
MoneyGram
International,
Inc.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 1,506,007 — 12,708 12,708
Russell 1000
Index
1 Day USD
Federal
Funds +
0.21%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/4/2023 USD 398,114,396 — 28,647,845 28,647,845
Russell 1000
Index
1 Day USD
Federal
Funds +
0.23%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/4/2023 USD 32,438,281 — 2,393,066 2,393,066
Russell 3000
Index
1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 562,101,080 — 39,540,241 39,540,241
Russell 3000
Index
1 Day USD
SOFR +
0.27%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 37,816,840 — 2,663,873 2,663,873
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 25,406,360 — 1,789,258 1,789,258

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 91
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 22,011,040 — 1,550,141 1,550,141
Russell 3000
Index
1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 13,581,280 — 955,357 955,357
Russell 3000
Index
1 Day USD
SOFR +
0.49%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/12/2022 USD 308,271,640 — 21,679,249 21,679,249
Russell 3000
Index
1 Day USD
SOFR +
0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Goldman
Sachs
1/23/2023 USD 348,360,184 — 18,129,445 18,129,445
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/27/2023 USD 99,818,785 — 2,317,653 2,317,653
Russell 3000
Index
1 Day USD
SOFR +
0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/12/2023 USD 365,605,716 — 25,738,335 25,738,335
Russell 3000
Index
1 Day USD
SOFR +
0.28%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/11/2023 USD 107,301,850 — 8,646,920 8,646,920
South Jersey
Industries, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 959,325 — 19,311 19,311
Switch, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,407,553 — 5,128 5,128

92 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
TEGNA, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,146,429 — 5,391 5,391
Tenneco, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 562,624 — 36,537 36,537
Zendesk, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,230,732 — 1,730 1,730
Total unrealized appreciation — 154,170,453 154,170,453
Meridian
Bioscience, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 441,015 — (5,424) (5,424)
Meridian
Bioscience, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 510,833 — (7,952) (7,952)
Rogers Corp. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 363,214 — (21) (21)
Rogers Corp. 1 Day USD
SOFR +
0.40%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2023 USD 412,818 — (51) (51)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
Federal
Funds +
0.21% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
3/31/2023 USD 14,624,979 — (701,071) (701,071)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.30% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/23/2023 USD 99,986,512 — (1,936,443) (1,936,443)

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 93
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Signify Health,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 881,378 — (2,154) (2,154)
South Jersey
Industries, Inc.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 375,048 — (1,339) (1,339)
Total unrealized depreciation — (2,654,455) (2,654,455)
Net unrealized appreciation — 151,515,998 151,515,998
* There are no upfront payments (receipts) on the swap contracts listed above.
As of October 31, 2022, the Fund had $14,015,845 segregated as collateral for swap contracts.
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 115,535,704 JPY 16,529,000,000 Morgan Stanley Co., Inc. 12/21/2022 3,648,143
USD 578,892 EUR 576,000 JPMorgan Chase Bank 1/18/2023 5,858
Total unrealized appreciation 3,654,001
JPY 745,000,000 USD 5,190,109 Morgan Stanley Co., Inc. 12/21/2022 (147,080)
CAD 6,019,293 USD 4,431,017 Goldman Sachs Bank USA 1/18/2023 (7,926)
JPY 1,042,809,809 USD 7,283,081 JPMorgan Chase Bank 1/18/2023 (195,531)
Total unrealized depreciation (350,537)
Net unrealized appreciation 3,303,464
At October 31, 2022, the Fund had $760,000 segregated as collateral for Forward foreign currency contracts.
Currency:
CAD Canadian dollar
EUR Euro
JPY Japanese yen
USD United States dollar

94 - Statement of Investments - October 31, 2022 - Nationwide Multi-Cap Portfolio
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
3 Month Eurodollar 1,525 12/2022 USD 361,768,125 (7,850,127)
Euro-Bobl 62 12/2022 EUR 7,332,360 (189,937)
NASDAQ 100 E-Mini Index 42 12/2022 USD 9,615,690 (1,080,561)
Russell 2000 E-Mini Index 7 12/2022 USD 648,550 1,403
Russell 2000 E-Mini Index 20 12/2022 USD 1,853,000 147,022
Russell 2000 E-Mini Index 353 12/2022 USD 32,705,450 12,815
Russell 2000 Micro E-Mini Index 393 12/2022 USD 3,641,145 312,271
S&P 500 E-Mini Index 82 12/2022 USD 15,920,300 (698,881)
S&P 500 Micro E-Mini Index 476 12/2022 USD 9,241,540 126,971
S&P 500 Micro E-Mini Index 1,657 12/2022 USD 32,170,655 2,425,846
TOPIX Index 67 12/2022 JPY 8,678,301 90,833
U.S. Treasury 10 Year Note 770 12/2022 USD 85,157,188 (1,012,218)
U.S. Treasury Ultra Bond 126 12/2022 USD 16,084,688 (2,529,048)
U.S. Treasury Ultra Bond 210 12/2022 USD 26,807,813 (2,463,456)
3 Month Eurodollar 163 3/2023 USD 38,610,625 (131,309)
3 Month Eurodollar 216 6/2023 USD 51,189,300 (883,931)
3 Month SOFR 28 9/2023 USD 6,657,350 (93,784)
3 Month SOFR 639 3/2025 USD 153,631,575 (1,116,703)
3 Month SOFR 152 3/2026 USD 36,618,700 (7,812)
Total long contracts (14,940,606)
Short Contracts
TOPIX Index (799) 12/2022 JPY (103,491,980) (893,643)
U.S. Treasury 2 Year Note (2,132) 12/2022 USD (435,744,155) 8,288,784
U.S. Treasury 5 Year Note (4,744) 12/2022 USD (505,680,750) 19,935,971
U.S. Treasury 5 Year Note (169) 12/2022 USD (18,014,344) 776,124
U.S. Treasury 10 Year Ultra Note (398) 12/2022 USD (46,161,781) 4,066,976
U.S. Treasury Long Bond (581) 12/2022 USD (70,010,500) 9,706,381
3 Month SOFR (1,730) 3/2024 USD (412,864,500) 2,609,197
Total short contracts 44,489,790
Net contracts 29,549,184
As of October 31, 2022, the Fund had $10,640,703 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

Nationwide Multi-Cap Portfolio - October 31, 2022 - Statement of Investments - 95
Written Call Options Contracts as of October 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 352 USD 88,000,000 USD 96.25 12/19/2022 (6,600)
3 Month Eurodollar Exchange Traded 358 USD 89,500,000 USD 96.50 12/19/2022 (6,713)
3 Month Eurodollar Exchange Traded 1,397 USD 349,250,000 USD 97.00 12/19/2022 (17,462)
Total written call options contracts (30,775)
Written Put Options Contracts as of October 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
Invesco QQQ Trust
Goldman Sachs
Bank USA 868 USD 20,398,000 USD 235.00 12/16/2022 (141,940)
SPDR S&P 500 ETF Trust
Goldman Sachs
Bank USA 350 USD 11,375,000 USD 325.00 12/16/2022 (50,548)
SPDR S&P 500 ETF Trust
Goldman Sachs
Bank USA 259 USD 8,547,000 USD 330.00 12/16/2022 (44,468)
Total written put options contracts (236,956)
Total Written Options Contracts (Premiums Received ($2,408,262)) (267,731)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

96 - Statement of Investments - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks 97.2%
Shares Value ($)
Aerospace & Defense 1.1%
Lockheed Martin Corp. 5,906 2,874,332
Textron, Inc. 19,436 1,330,200
4,204,532
Air Freight & Logistics 1.4%
Expeditors International of
Washington, Inc. 27,456 2,686,570
FedEx Corp. 14,568 2,334,959
5,021,529
Automobiles 2.9%
Tesla, Inc.* 47,687 10,850,700
Banks 3.8%
Comerica, Inc. 44,235 3,118,568
Cullen/Frost Bankers, Inc. 6,364 986,738
First Republic Bank 24,538 2,947,014
Regions Financial Corp. 180,949 3,971,831
Western Alliance Bancorp 15,501 1,041,202
Zions Bancorp NA 41,911 2,176,857
14,242,210
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A* 2,051 765,618
Biotechnology 3.9%
Exelixis, Inc.* 93,240 1,545,919
Incyte Corp.* 41,084 3,054,184
Ionis Pharmaceuticals, Inc.* 25,393 1,122,371
Ultragenyx Pharmaceutical,
Inc.* 1,600 64,736
United Therapeutics Corp.* 7,956 1,834,097
Vertex Pharmaceuticals, Inc.* 22,041 6,876,792
14,498,099
Building Products 1.4%
Trane Technologies plc 32,728 5,224,371
Capital Markets 3.9%
Evercore, Inc., Class A 7,690 808,219
FactSet Research Systems,
Inc. 7,950 3,382,645
Interactive Brokers Group,
Inc., Class A 39,357 3,154,464
MarketAxess Holdings, Inc. 15,333 3,741,865
Raymond James Financial,
Inc. 29,156 3,444,490
14,531,683
Chemicals 3.2%
CF Industries Holdings, Inc. 42,561 4,522,532
Corteva, Inc. 99,941 6,530,145
DuPont de Nemours, Inc. 16,357 935,620
11,988,297
Communications Equipment 2.6%
Arista Networks, Inc.* 42,467 5,132,562
F5, Inc.* 10,329 1,476,117
Juniper Networks, Inc. 98,205 3,005,073
9,613,752
Consumer Finance 1.4%
SLM Corp. 56,109 930,848
Common Stocks
Shares Value ($)
Consumer Finance
Synchrony Financial 120,464 4,283,700
5,214,548
Containers & Packaging 1.3%
Ball Corp. 66,498 3,284,336
Sealed Air Corp. 31,957 1,521,793
4,806,129
Electric Utilities 0.8%
Pinnacle West Capital Corp. 44,612 2,998,372
Electrical Equipment 0.4%
Vertiv Holdings Co. 107,657 1,540,572
Entertainment 0.7%
Live Nation Entertainment,
Inc.* 23,325 1,856,903
Madison Square Garden
Sports Corp., Class A 4,962 777,099
2,634,002
Equity Real Estate Investment Trusts (REITs) 1.5%
Camden Property Trust 27,118 3,133,485
Host Hotels & Resorts, Inc. 131,551 2,483,683
Park Hotels & Resorts, Inc. 3,837 50,188
5,667,356
Food Products 1.1%
Lamb Weston Holdings, Inc. 47,124 4,063,031
Health Care Equipment & Supplies 0.5%
Dexcom, Inc.* 16,619 2,007,243
Health Care Providers & Services 5.8%
Cardinal Health, Inc. 61,851 4,694,491
HCA Healthcare, Inc. 28,768 6,256,177
Humana, Inc. 12,859 7,176,351
McKesson Corp. 3,350 1,304,389
Molina Healthcare, Inc.* 5,933 2,129,116
21,560,524
Hotels, Restaurants & Leisure 5.3%
Booking Holdings, Inc.* 3,489 6,522,616
Domino's Pizza, Inc. 10,985 3,649,656
Expedia Group, Inc.* 40,347 3,771,234
Hilton Worldwide Holdings,
Inc. 41,308 5,587,320
19,530,826
Household Products 1.1%
Clorox Co. (The) 28,713 4,193,247
Independent Power and Renewable Electricity Producers
0.7%
Vistra Corp. 107,805 2,476,281
Insurance 5.9%
Allstate Corp. (The) 47,710 6,023,387
Brighthouse Financial, Inc.* 27,108 1,547,053
Everest Re Group Ltd. 9,091 2,933,302
Progressive Corp. (The) 25,837 3,317,471
Reinsurance Group of
America, Inc. 25,686 3,780,209
W R Berkley Corp. 55,065 4,095,735
21,697,157

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2022 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Interactive Media & Services 3.3%
Alphabet, Inc., Class C* 63,257 5,987,908
Meta Platforms, Inc., Class A* 57,159 5,324,932
Snap, Inc., Class A* 97,219 963,440
12,276,280
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 102,205 10,469,880
MercadoLibre, Inc.* 1,191 1,073,830
11,543,710
IT Services 3.2%
EPAM Systems, Inc.* 10,921 3,822,350
GoDaddy, Inc., Class A* 39,523 3,177,649
VeriSign, Inc.* 23,542 4,719,229
11,719,228
Life Sciences Tools & Services 0.2%
Medpace Holdings, Inc.* 3,083 684,364
Machinery 2.0%
AGCO Corp. 21,345 2,650,408
Allison Transmission Holdings,
Inc. 27,619 1,166,903
Fortive Corp. 46,561 2,975,248
Oshkosh Corp. 8,102 712,976
7,505,535
Multiline Retail 1.9%
Target Corp. 43,596 7,160,643
Multi-Utilities 1.4%
Ameren Corp. 38,643 3,150,177
DTE Energy Co. 16,542 1,854,524
5,004,701
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc. 15,733 2,775,458
Valero Energy Corp. 50,654 6,359,610
9,135,068
Paper & Forest Products 0.9%
Louisiana-Pacific Corp. 60,338 3,418,148
Pharmaceuticals 0.4%
Organon & Co. 19,534 511,400
Viatris, Inc. 108,764 1,101,779
1,613,179
Real Estate Management & Development 0.4%
Zillow Group, Inc., Class A* 45,576 1,409,666
Road & Rail 1.4%
Lyft, Inc., Class A* 116,620 1,707,317
Old Dominion Freight Line, Inc. 13,045 3,582,157
5,289,474
Semiconductors & Semiconductor Equipment 2.0%
ON Semiconductor Corp.* 34,962 2,147,716
Qorvo, Inc.* 38,238 3,291,527
Teradyne, Inc. 22,717 1,848,028
7,287,271
Software 11.1%
Atlassian Corp., Class A* 6,522 1,322,205
Crowdstrike Holdings, Inc.,
Class A* 9,424 1,519,149
DocuSign, Inc.* 39,415 1,903,744
Common Stocks
Shares Value ($)
Software
Dropbox, Inc., Class A* 45,994 1,000,369
Fortinet, Inc.* 94,917 5,425,456
Microsoft Corp. 76,429 17,741,464
New Relic, Inc.* 13,820 818,697
Palo Alto Networks, Inc.* 30,384 5,213,591
Pegasystems, Inc. 43,181 1,606,765
Qualys, Inc.* 6,666 950,305
Splunk, Inc.* 15,608 1,297,181
Tenable Holdings, Inc.* 19,261 782,767
Zscaler, Inc.* 11,314 1,743,487
41,325,180
Specialty Retail 6.5%
AutoZone, Inc.* 2,849 7,216,175
O'Reilly Automotive, Inc.* 8,030 6,722,475
Ross Stores, Inc. 9,118 872,501
Tractor Supply Co. 20,901 4,593,413
Ulta Beauty, Inc.* 10,835 4,543,874
23,948,438
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 96,758 14,836,872
Dell Technologies, Inc., Class
C 51,190 1,965,696
NetApp, Inc. 29,609 2,051,015
Pure Storage, Inc., Class A* 12,555 387,447
Western Digital Corp.* 88,918 3,056,112
22,297,142
Total Investments
(cost $374,733,275) — 97.2% 360,948,106
Other assets in excess of liabilities — 2.8% 10,443,733
NET ASSETS — 100.0%
$ 371,391,839
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

98 - Statement of Investments - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
OTC Total return swap contracts outstanding as of October 31, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 9,650 5,307 5,307
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,359 15,434 15,434
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 52,468 50,894 50,894
Ameren Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,850 7,254 7,254
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 64,383 549,831 549,831
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 58,654 36,365 36,365
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,138 3,699 3,699
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,377 4,081 4,081
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,751 3,026 3,026
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 21,762 30,684 30,684
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 32,241 85,116 85,116
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 731 1,162 1,162
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 52,440 5,244 5,244
Carvana Co. Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 37,271 36,898 36,898
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 88,063 81,018 81,018
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,278 9,040 9,040
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 17,855 11,427 11,427
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 63,584 17,804 17,804

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2022 - Statement of Investments - 99
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 37,957 42,512 42,512
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 108,375 24,926 24,926
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,142 74,828 74,828
DuPont de
Nemours, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,348 5,740 5,740
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,215 6,282 6,282
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 25,854 106,260 106,260
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,025 125,923 125,923
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,236 7,601 7,601
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,765 19,959 19,959
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,212 43,600 43,600
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 444 915 915
FedEx Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,857 63,548 63,548
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,675 5,789 5,789
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,506 18,982 18,982
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 15,922 21,176 21,176
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,008 10,404 10,404
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 47,259 31,191 31,191
Host Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 86,636 42,452 42,452
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 11,975 9,221 9,221

100 - Statement of Investments - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,033 32,609 32,609
Informatica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,450 4,442 4,442
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 17,456 – –
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 14,583 1,461 1,461
Jamf Holding Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,980 628 628
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,562 3,983 3,983
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 43,362 4,336 4,336
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,817 3,859 3,859
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 8,791 129,667 129,667
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 31,618 316 316
Madison Square
Garden Sports Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,172 79,434 79,434
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 19,563 6,260 6,260
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 24,032 8,652 8,652
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,914 18,088 18,088
Medpace Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,738 21,606 21,606
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 30,565 164,440 164,440
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,406 59,430 59,430
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 25,546 58,756 58,756
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 21,299 39,616 39,616

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2022 - Statement of Investments - 101
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
NextEra Energy
Partners LP
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,778 157 157
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,219 19,130 19,130
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 61,590 3,695 3,695
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 32,074 16,678 16,678
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 219 5,245 5,245
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,435 5,160 5,160
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 11,090 30,498 30,498
Park Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 27,991 4,758 4,758
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 4,776 3,678 3,678
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,961 24,686 24,686
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,106 1,775 1,775
Pioneer Natural
Resources Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 4,618 43,548 43,548
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,202 1,458 1,458
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,174 – –
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 68,753 70,816 70,816
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 9,150 19,947 19,947
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,742 84,714 84,714
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 12,480 74,256 74,256
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,223 13,815 13,815

102 - Statement of Investments - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 25,119 57,271 57,271
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 14,806 143,026 143,026
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 168,888 81,066 81,066
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,113 32,948 32,948
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 28,825 74,945 74,945
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,641 34,624 34,624
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,250 33,008 33,008
Viatris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 292,415 76,028 76,028
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 40,176 47,167 47,167
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,560 28,505 28,505
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 10,538 316 316
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,932 115,775 115,775
Zillow Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 11,744 2,701 2,701
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,986 46,778 46,778
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 49,169 77,687 77,687
– –
Total unrealized appreciation 3,529,035 3,529,035
– –
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,971 (40,348) (40,348)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,813 (50,560) (50,560)
Altice USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 150,994 (16,609) (16,609)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2022 - Statement of Investments - 103
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 65,315 (86,216) (86,216)
APA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 70,719 (1,414) (1,414)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 48,509 (51,905) (51,905)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 2,642 (8,481) (8,481)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,515 (70,795) (70,795)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,364 (717) (717)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 839 (4,732) (4,732)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 62,930 (12,586) (12,586)
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,505 (36,233) (36,233)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,433 (8,268) (8,268)
Cadence Bank Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 52,498 (41,473) (41,473)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 43,983 (97,642) (97,642)
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 211,033 (86,524) (86,524)
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,067 (57,414) (57,414)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 4,575 (45,613) (45,613)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 12,196 (9,147) (9,147)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 27,904 (30,694) (30,694)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 73,340 (72,607) (72,607)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,780 (33,540) (33,540)

104 - Statement of Investments - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,312 (14,463) (14,463)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 38,150 (3,434) (3,434)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 23,654 (21,762) (21,762)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,239 (77,301) (77,301)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 20,940 (16,961) (16,961)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,896 (49,029) (49,029)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 19,726 (58,169) (58,169)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 4,405 (27,663) (27,663)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 13,086 (2,486) (2,486)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 36,074 (30,663) (30,663)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 22,899 (80,147) (80,147)
Markel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 945 (38,225) (38,225)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 12,079 (57,738) (57,738)
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,125 (15,068) (15,068)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 204,424 (49,231) (49,231)
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 27,453 (138,912) (138,912)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,734 (10,064) (10,064)
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,558 (21,318) (21,318)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 156,832 (150,559) (150,559)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2022 - Statement of Investments - 105
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 24,800 (14,384) (14,384)
Omnicom Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 27,252 (52,736) (52,736)
ON Semiconductor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 34,205 (116,981) (116,981)
Paramount Global Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 89,492 (11,695) (11,695)
Petco Health &
Wellness Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 61,447 (23,350) (23,350)
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 11,833 (9,940) (9,940)
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 10,278 (44,298) (44,298)
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 4.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,796 (4,031) (4,031)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 10,642 (87,158) (87,158)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 30,838 (49,643) (49,643)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,581 (61,608) (61,608)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 11,588 (20,627) (20,627)
Republic Services,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,725 (4,156) (4,156)
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 4,902 (42,255) (42,255)
Science Applications
International Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 9,014 (40,924) (40,924)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 33,146 (71,595) (71,595)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,124 (1,811) (1,811)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,254 (2,651) (2,651)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 58,807 (20,582) (20,582)

106 - Statement of Investments - October 31, 2022 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Splunk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,682 (834) (834)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 46,427 (19,964) (19,964)
TD SYNNEX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,635 (16,579) (16,579)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,173 (93,373) (93,373)
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,714 (8,023) (8,023)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,319 (51,942) (51,942)
Thor Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 6,659 (14,317) (14,317)
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 73,981 (35,511) (35,511)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 31,122 (49,795) (49,795)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 59,786 (84,896) (84,896)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 29,489 (35,092) (35,092)
WP Carey, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 10,169 (17,694) (17,694)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 21,961 (3,514) (3,514)
– –
Total unrealized depreciation (2,838,670) (2,838,670)
– –
Net unrealized appreciation 690,365 690,365
Financing Costs of Swap Contracts (71,965) (71,965)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 618,400 618,400
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

108 - Statements of Assets and Liabilities - October 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 971,012,776
Repurchase agreements, at value 2,138,995
Cash 25,466,809
Cash pledged for swap contracts 963,586
Restricted cash, collateral for forward foreign currency contracts —
Restricted cash —
Deposits with broker for futures contracts 4,625,168
Foreign currencies, at value 3
Interest and dividends receivable 5,796,617
Security lending income receivable 2,435
Receivable for investments sold 139,949,402
Receivable for capital shares issued 142,565
Reclaims receivable —
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts 772,642
Receivable for variation margin on centrally cleared swap contracts 394,674
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Due from broker —
Due from custodian 294,988
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 2,691
Total Assets 1,151,563,351
Liabilities:
Payable for investments purchased 308,997,369
Payable for capital shares redeemed —
Payable for variation margin on futures contracts —
Cash collateral pledged by counterparty for swap contracts —
Written options, at value (Note 2) —
Swap contracts, at value (Note 2) —
TBA Sale Commitments, at value (Note 2) 5,083,167
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 2,138,995
Accrued expenses and other payables:
Investment advisory fees 186,178
Fund administration fees 121,263
Accounting and transfer agent fees 5,713
Trustee fees 2,509
Custodian fees 64
Compliance program costs (Note 3) 31
Offering costs 1,579
Professional fees 51,902
Printing fees 20,105
Other 5,401
Total Liabilities 316,614,276
Net Assets $ 834,949,075
* Includes value of securities on loan (Note 2) 42,777,062
Cost of investment securities 1,069,096,573
Cost of repurchase agreements 2,138,995
Premiums of written options —
Cost of foreign currency overdraft (3)

1940 Act Funds - October 31, 2022 - Statements of Assets and Liabilities - 109
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 4,087,068,531 $ 360,948,106
86,591,600 —
505,114,801 12,257,932
14,015,845 —
760,000 —
75,010,000 —
23,311,820 —
3,608,496 —
11,536,827 153,761
67,453 —
102,926,056 394,713
— —
78,203 —
154,170,453 3,529,035
— —
710,828 116,083
3,654,001 —
— 3,846
— —
— 161,684
16,158 —
5,068,641,072 377,565,160
208,452,614 2,693,430
7,739,070 295,486
689,612 —
78,740,000 —
267,731 —
2,654,455 2,910,635
— —
350,537 —
54,591,600 —
744,539 253,355
295,894 13,220
12,768 144
12,432 1,938
125 2,393
417 40
— —
38,614 1,260
74,882 638
30,195 782
354,695,485 6,173,321
$ 4,713,945,587 $ 371,391,839
211,154,661 —
4,123,902,619 374,733,275
86,591,600 —
(2,408,262) —
(3,569,603) —

110 - Statements of Assets and Liabilities - October 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Bond
Portfolio
Represented by:
Capital $ 989,266,693
Total distributable earnings (loss) (154,317,618)
Net Assets $ 834,949,075
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 834,949,075
Total $ 834,949,075
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 101,038,024
Total 101,038,024
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8.26

1940 Act Funds - October 31, 2022 - Statements of Assets and Liabilities - 111
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 5,300,092,887 $ 375,120,402
(586,147,300) (3,728,563)
$ 4,713,945,587 $ 371,391,839
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 4,713,945,587 $ 371,391,839
$ 4,713,945,587 $ 371,391,839
432,714,036 37,521,204
432,714,036 37,521,204
$ 10.89 $ 9.90

112 - Statements of Operations - For the Year Ended October 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 17,935,919
Income from securities lending (Note 2) 4,733
Dividend income —
Foreign tax withholding —
Total Income 17,940,652
EXPENSES:
Investment advisory fees 1,914,900
Fund administration fees 389,704
Professional fees 60,414
Printing fees 10,942
Trustee fees 24,966
Custodian fees 19,352
Accounting and transfer agent fees 31,148
Compliance program costs (Note 3) 3,049
Other 14,618
Total expenses before fees waived and expenses reimbursed 2,469,093
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,469,093
NET INVESTMENT INCOME 15,471,559
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (63,364,113)
Settlement proceeds (Note 10 ) —
Expiration or closing of futures contracts (Note 2) (4,080,854)
Settlement of forward foreign currency contracts (Note 2) 166,168
Foreign currency transactions (Note 2) (407,150)
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) 1,327,938
Expiration or closing of swap contracts (Note 2) (2,193,657)
Net realized gains (losses) (68,551,668)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (98,706,284)
Futures contracts (Note 2) 861,560
Forward foreign currency contracts (Note 2) 5,619
Translation of assets and liabilities denominated in foreign currencies (Note 2) (8,939)
Written options contracts (Note 2) —
TBA Sale Commitments 31,364
Swap contracts (Note 2) 139,154
Net change in unrealized appreciation/depreciation (97,677,526)
Net realized/unrealized gains (losses) (166,229,194)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (150,757,635)
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.

1940 Act Funds - For the Year Ended October 31, 2022 - Statements of Operations - 113
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio(a)
$ 46,675,307 $ 61,888
593,341 —
35,769,287 361,650
(195,111) —
82,842,824 423,538
10,306,401 400,575
1,459,084 16,119
263,157 48,278
49,099 667
148,998 1,938
111,459 2,393
82,263 144
19,659 435
91,387 1,243
12,531,507 471,792
(15,320) —
(196,117) —
— (233,779)
12,320,070 238,013
70,522,754 185,525
(291,484,832) (879,146)
31,254,300 —
35,053,982 —
25,794,409 —
(346,193) —
9,768,804 —
3,027 —
(561,296,700) 10,131,827
(751,253,203) 9,252,681
(544,864,850) (13,785,169)
26,569,003 —
3,080,458 —
(1,323,268) —
2,096,757 —
— —
119,938,271 618,400
(394,503,629) (13,166,769)
(1,145,756,832) (3,914,088)
$ (1,075,234,078) $ (3,728,563)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - October 31, 2022 - 1940 Act Funds
Nationwide Bond Portfolio
Year Ended
October 31, 2022
Period Ended
October 31, 2021(a)
OPERATIONS:
Net investment income $ 15,471,559 $ 3,239,935
Net realized gains (losses) (68,551,668) 1,337,685
Net change in unrealized appreciation/depreciation (97,677,526) (68,942)
Change in net assets resulting from operations (150,757,635) 4,508,678
Distributions to Shareholders From:
Distributable earnings:
Class R6 (8,119,075) —
Change in net assets from shareholder distributions (8,119,075) —
Change in net assets from capital transactions 589,020,200 400,296,907
Change in net assets 430,143,490 404,805,585
Net Assets:
Beginning of year 404,805,585 —
End of year $ 834,949,075 $ 404,805,585
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 699,808,978 $ 484,130,076
Dividends reinvested 8,119,075 —
Cost of shares redeemed (118,907,853) (83,833,169)
Total Class R6 Shares 589,020,200 400,296,907
Change in net assets from capital transactions $ 589,020,200 $ 400,296,907
SHARE TRANSACTIONS:
Class R6 Shares
Issued 73,354,490 48,322,433
Reinvested 812,720 —
Redeemed (13,190,396) (8,261,223)
Total Class R6 Shares 60,976,814 40,061,210
Total change in shares 60,976,814 40,061,210
(a) For the period from March 15, 2021 (commencement of operations) through October 31, 2021.
(b) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.

1940 Act Funds - October 31, 2022 - Statements of Changes in Net Assets - 115
Nationwide Multi-Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Period Ended
October 31, 2022(b)
$ 70,522,754 $ 30,469,106 $ 185,525
(751,253,203) 515,053,831 9,252,681
(394,503,629) 358,800,564 (13,166,769)
(1,075,234,078) 904,323,501 (3,728,563)
(450,178,299) (119,497,210) —
(450,178,299) (119,497,210) —
3,780,994,448 (482,612,424) 375,120,402
2,255,582,071 302,213,867 371,391,839
2,458,363,516 2,156,149,649 —
$ 4,713,945,587 $ 2,458,363,516 $ 371,391,839
$ 4,468,291,405 $ 134,178,074 $ 378,668,007
450,178,299 119,497,210 —
(1,137,475,256) (736,287,708) (3,547,605)
3,780,994,448 (482,612,424) 375,120,402
$ 3,780,994,448 $ (482,612,424) $ 375,120,402
322,945,851 10,674,689 37,898,011
33,822,562 10,301,484 —
(94,212,009) (56,728,248) (376,807)
262,556,404 (35,752,075) 37,521,204
262,556,404 (35,752,075) 37,521,204

116 - Financial Highlights - October 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2022 $ 10.10 $ 0.19 $ (1.89) $ (1.70) $ (0.09) $ (0.05) $ (0.14) $ 8.26 (17.01)% $ 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

1940 Act Funds - October 31, 2022 - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-Cap Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2022 $ 14.45 $ 0.17 $ (2.62)(e) $ (2.45) $ (0.70) $ (0.41) $ — $ (1.11) $ 10.89 (18.37)%(e) $ 4,713,935 0.25% 1.42% 0.25% 83.86%
10/31/2021 10.47 0.16 4.42 4.58 (0.60) — — (0.60) 14.45 45.09%(f) 2,458,364 0.26% 1.22% 0.27% 64.43%
10/31/2020 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) 10.47 4.27% 2,156,150 0.27% 1.86% 0.27% 84.60%
10/31/2019(g) 10.00 0.21 1.49 1.70 (0.09) — — (0.09) 11.61 17.11% 2,495,082 0.28% 2.14% 0.28% 74.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Settlement proceeds impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 per share for Class R6. Excluding the settlement proceeds, the Class R6 total returns is -18.89%.
(Note 10)
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6, 2018 through October 31, 2019.

118 - Financial Highlights - October 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2022(e) $ 10.00 $ — $ (0.10) $ (0.10) $ — $ — $ — $ 9.90 (1.00)% $ 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9, 2022 through October 31, 2022.

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 119
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the three (3) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Multi-Cap Portfolio ("Multi-Cap Portfolio”)
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
U.S. 130/30 Equity commenced operations on September 12, 2022.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity

120 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 121
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,671,511 $ – $ 8,671,511
Commercial Mortgage-Backed Securities – 18,816,255 – 18,816,255
Corporate Bonds – 334,815,348 – 334,815,348
Credit Default Swaps† – 86,846 – 86,846
Foreign Government Securities – 7,088,391 – 7,088,391
Futures Contracts# 605,666 – – 605,666
Mortgage-Backed Securities – 304,343,181 – 304,343,181
Municipal Bonds – 471,786 – 471,786
Repurchase Agreement – 2,138,995 – 2,138,995
Supranational – 1,843,105 – 1,843,105
U.S. Treasury Obligations – 294,963,199 – 294,963,199
Total Assets $ 605,666 $ 973,238,617 $ – $ 973,844,283
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (386,547) $ – $ – $ (386,547)
TBA Sale Commitment $ – $ (5,083,167) $ – $ (5,083,167)
Total Liabilities $ (386,547) $ (5,083,167) $ – $ (5,469,714)
Total $ 219,119 $ 968,155,450 $ – $ 968,374,569
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 199,491,480 $ – $ 199,491,480
Collateralized Mortgage Obligations – 87,564,784 – 87,564,784
Commercial Mortgage-Backed Securities – 108,276,556 – 108,276,556
  Common Stocks
Aerospace & Defense 37,759,498 – – 37,759,498
Air Freight & Logistics 11,520,032 – – 11,520,032
Airlines 4,756,924 – – 4,756,924
Auto Components 4,523,688 – – 4,523,688
Automobiles 41,118,427 – – 41,118,427
Banks 93,210,267 – – 93,210,267
Beverages 35,887,479 – – 35,887,479
Biotechnology 59,817,933 – – 59,817,933
Building Products 13,797,822 1,353,623 – 15,151,445
Capital Markets 67,887,973 – – 67,887,973
Chemicals 38,048,304 3,017,740 – 41,066,044
Commercial Services & Supplies 13,686,281 – – 13,686,281
Communications Equipment 17,828,634 – – 17,828,634
Construction & Engineering 5,210,418 – – 5,210,418
Construction Materials 2,852,744 – – 2,852,744
Consumer Finance 11,891,451 – – 11,891,451
Containers & Packaging 7,573,921 – 5,624 7,579,545
Distributors 3,178,369 – – 3,178,369
Diversified Consumer Services 2,691,480 – – 2,691,480
Diversified Financial Services 31,939,596 4,705,260 – 36,644,856
Diversified Telecommunication Services 18,120,171 – – 18,120,171
Electric Utilities 38,562,595 – – 38,562,595
Electrical Equipment 15,498,494 6,430,658 – 21,929,152
Electronic Equipment, Instruments &
Components 15,986,158 8,028,805 – 24,014,963
Energy Equipment & Services 11,117,279 – – 11,117,279
Entertainment 31,062,536 4,028,757 – 35,091,293
Equity Real Estate Investment Trusts
(REITs) 68,886,331 – – 68,886,331
Food & Staples Retailing 32,818,961 – – 32,818,961

122 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Food Products $ 27,231,441 $ 5,796,027 $ – $ 33,027,468
Gas Utilities 3,015,593 – – 3,015,593
Health Care Equipment & Supplies 58,049,580 13,703,646 – 71,753,226
Health Care Providers & Services 74,833,483 – – 74,833,483
Health Care Technology 2,676,257 – – 2,676,257
Hotels, Restaurants & Leisure 46,237,707 – – 46,237,707
Household Durables 9,121,567 6,256,649 – 15,378,216
Household Products 26,719,918 3,430,485 – 30,150,403
Independent Power and Renewable
Electricity Producers 2,632,567 – – 2,632,567
Industrial Conglomerates 16,743,352 – – 16,743,352
Insurance 53,439,622 5,235,373 – 58,674,995
Interactive Media & Services 75,843,485 – – 75,843,485
Internet & Direct Marketing Retail 54,073,427 – – 54,073,427
IT Services 97,857,751 15,068,814 – 112,926,565
Leisure Products 2,364,592 – – 2,364,592
Life Sciences Tools & Services 37,257,209 – – 37,257,209
Machinery 43,234,758 5,360,502 – 48,595,260
Marine 577,048 – – 577,048
Media 18,265,876 – – 18,265,876
Metals & Mining 11,750,949 – – 11,750,949
Mortgage Real Estate Investment Trusts
(REITs) 3,787,937 – – 3,787,937
Multiline Retail 10,465,232 – – 10,465,232
Multi-Utilities 16,625,186 – – 16,625,186
Oil, Gas & Consumable Fuels 107,649,731 – – 107,649,731
Paper & Forest Products 416,932 – – 416,932
Personal Products 3,873,672 – – 3,873,672
Pharmaceuticals 91,818,510 6,662,267 – 98,480,777
Professional Services 12,905,568 6,981,396 – 19,886,964
Real Estate Management & Development 3,102,903 – – 3,102,903
Road & Rail 22,107,777 – – 22,107,777
Semiconductors & Semiconductor
Equipment 90,560,305 4,442,035 – 95,002,340
Software 181,656,764 – – 181,656,764
Specialty Retail 48,276,330 4,327,668 – 52,603,998
Technology Hardware, Storage &
Peripherals 138,392,044 – – 138,392,044
Textiles, Apparel & Luxury Goods 11,790,386 3,731,953 – 15,522,339
Thrifts & Mortgage Finance 2,746,113 – – 2,746,113
Tobacco 13,084,314 – – 13,084,314
Trading Companies & Distributors 8,528,838 – – 8,528,838
Transportation Infrastructure 46,381 – – 46,381
Water Utilities 2,556,343 – – 2,556,343
Wireless Telecommunication Services 5,368,876 2,335,184 – 7,704,060
Total Common Stocks $ 2,174,920,090 $ 110,896,842 $ 5,624 $ 2,285,822,556
Corporate Bonds – 669,658,009 – 669,658,009
Credit Default Swaps† – 1,537,864 – 1,537,864
Exchange Traded Funds 73,048,183 – – 73,048,183
Foreign Government Securities   – 22,962,539 3,684,063 26,646,602
Forward Foreign Currency Contracts – 3,654,001 – 3,654,001
Futures Contracts# 48,500,594 – – 48,500,594
Interest Rate Swaps† – 19,289,122 – 19,289,122
Master Limited Partnership 70,189 – – 70,189
Mortgage-Backed Securities – 96,762,956 – 96,762,956
Preferred Stock 6,761 – – 6,761
Purchased Options   329,913 642,140 – 972,053
Repurchase Agreements – 86,591,600 – 86,591,600
Rights   – 2,718 – 2,718
Short-Term Investments – 377,064,491 – 377,064,491
Total Return Swaps† – 154,170,453 – 154,170,453

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 123
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
U.S. Government Agency Security $ – $ 1,817,860 $ – $ 1,817,860
U.S. Treasury Obligations – 159,863,333 – 159,863,333
Total Assets $ 2,296,875,730 $ 2,100,246,748 $ 3,689,687 $ 4,400,812,165
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (350,537) $ – $ (350,537)
Futures Contracts# (18,951,410) – – (18,951,410)
Interest Rate Swaps† – (3,916,833) – (3,916,833)
Total Return Swaps† – (2,654,455) – (2,654,455)
Written Options (30,775) (236,956) – (267,731)
Total Liabilities $ (18,982,185) $ (7,158,781) $ – $ (26,140,966)
Total $ 2,277,893,545 $ 2,093,087,967 $ 3,689,687 $ 4,374,671,199
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 360,948,106 $ – $ – $ 360,948,106
Total Return Swaps† – 3,529 , 035 – 3,529,035
Total Assets $ 360,948,106 $ 3,529 , 035 $ – $ 364,477 , 141
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (2,910,635) $ – $ (2,910,635)
Total Liabilities $ – $ (2,910,635) $ – $ (2,910,635)
Total $ 360,948,106 $ 618,400 $ – $ 361,566,506
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of October 31, 2022, Multi-Cap Portfolio held six rights investments that were categorized as Level 3 investments which each were valued at $0.
Multi-Cap Portfolio
Common
Stocks
Foreign
Government
Securities Rights Total
Balance as of 10/31/2021 $ — $ — $ — $ —
Accrued Accretion/(Amortization) — (2,401) — (2,401)
Realized Gains (Losses) — (1,605,572) 6,574 (1,598,998)
Purchases
*
— 4,885,275 749 4,886,024
Sales — (1,397,811) (6,772) (1,404,583)
Change in Unrealized Appreciation/Depreciation (12,740) (2,337,717) (551) (2,351,008)
Transfers into Level 3 18,364 4,142,289 — 4,160,653
Transfers out of Level 3 — — — —
Balance as of 10/31/2022 $ 5,624 $ 3,684,063 $ — $ 3,689,687
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 10/31/2022 ** $ (12,740) $ (2,999,394) $ (551) $ (3,012,685)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

124 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 125
traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.

126 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
As of October 31, 2022, the Funds had no open swaptions.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 127
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for

128 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 129
gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2022:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 86,846
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 605,666
Total $ 692,512
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (386,547)
Total $ (386,547)
Multi-Cap Portfolio
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 642,140
Interest rate risk Investment securities, at value 329,913
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 1,537,864
Equity risk Swap contracts, at value 154,170,453
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 19,289,122
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 3,654,001
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 3,117,161
Interest rate risk Receivable/payable for variation margin on futures contracts 45,383,433
Total $ 228,124,087
Liabilities:
Written Options
Equity risk Written options, at value $ (236,956)
Interest rate risk Written options, at value (30,775)
Swap Contracts†
Equity risk Swap Contracts, at value (2,654,455)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (3,916,833)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (350,537)
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts (2,673,085)
Interest rate risk Receivable/payable for variation margin on futures contracts (16,278,325)
Total $ (26,140,966)

130 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2022:
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,529,035
Total $ 3,529,035
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (2,910,635)
Total $ (2,910,635)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Bond Portfolio
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (237,984)
Interest rate risk (1,955,673)
Forward Foreign Currency Contracts
Currency risk 166,168
Futures Contracts
Interest rate risk (4,080,854)
Total $ (6,108,343)
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (1,086,665)
Interest rate risk (3,664,108)
Written Options
Equity risk 604,560
Interest rate risk 9,164,244
Swap Contracts
Credit risk (1,335,691)
Equity risk (577,973,494)
Interest rate risk 18,012,485
Forward Foreign Currency Contracts
Currency risk 25,794,409
Futures Contracts
Equity risk (22,666,672)
Interest rate risk 57,720,654
Total $ (495,430,278)
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 10,131,827
Total $ 10,131,827
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 131
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2022:
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 86,846
Interest rate risk 52,308
Forward Foreign Currency Contracts
Currency risk 5,619
Futures Contracts
Interest rate risk 861,560
Total $ 1,006,333
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 187,860
Interest rate risk (1,541,149)
Written Options
Equity risk 394,711
Interest rate risk 1,702,046
Swap Contracts
Credit risk 1,523,303
Equity risk 102,449,660
Interest rate risk 15,965,308
Forward Foreign Currency Contracts
Currency risk 3,080,458
Futures Contracts
Equity risk (113,627)
Interest rate risk 26,682,630
Total $ 150,331,200
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 618,400
Total $ 618,400
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Bond Portfolio
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 6,000,000
Average Notional Balance—Sell Protection $ 3,492,308
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 24,490,673
Average Notional Balance—Pays Float Rate $ 31,948,082
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Fixed rate $ 1,823,573
Average Notional Balance—Pays Float Rate $ 816,225
Over The Counter Variable Rate Swaps:
Average Notional Balance — Receives Fixed Rate $ 2,096,152
Average Notional Balance — Pays Fixed Rate $ 2,735,252
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 633,400
Futures Contracts:
Average Notional Balance Long $ 99,780,711
Average Notional Balance Short $ 112,453,193

132 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2022, certain Funds may have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options and written options contracts. The futures contract agreement, centrally cleared swaps agreements, purchased options agreements and written options contracts agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Multi-Cap Portfolio
Options:
Average Value Purchased $ 870,722
Average Value Written $ 923,662
Average Number of Purchased Option Contracts 22,661,558
Average Number of Written Option Contracts 31,824,983
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 1,486,142
Average Notional Balance—Sell Protection $ 49,403,692
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 317,133,308
Average Notional Balance—Pays Float Rate $ 141,540,324
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 2,759,547,553
Average Notional Balance — Pays Float Rate $ 123,835,578
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 20,513,830
Average Settlement Value Sold $ 121,587,806
Futures Contracts:
Average Notional Balance Long $ 1,064,795,911
Average Notional Balance Short $ 1,323,593,823
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 17,739,789
Average Notional Balance — Pays Float Rate $ (16,241,708)

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 133
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31,
2022:
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
*
Net Amount
of Asset
Derivatives
Bank of America NA Swap Contracts $ 80,884,125 $ — $ — $ 80,884,125
Citigroup Global
Markets Ltd. Swap Contracts 21,679,249 (51) (21,679,198) —
Goldman Sachs Swap Contracts 18,129,445 — (18,129,445) —
JPMorgan Chase
Bank
Forward Foreign
Currency Contracts 5,858 (5,858) — —
JPMorgan Chase
Bank NA Swap Contracts 33,376,787 (2,638,853) (30,737,934) —
Morgan Stanley
Capital Services, Inc. Swap Contracts 100,847 (15,551) (85,296) —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 3,648,143 (147,080) — 3,501,063
Total $ 157,824,454 $ (2,807,393) $ (70,631,873) $ 84,385,188
* Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparties.
Aggregate additional collateral received was $8,108,127.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Citigroup Global
Markets Ltd.
Swap Contracts
$ (51) $ 51 $  — $ —
Goldman Sachs Bank
USA
Forward Foreign
Currency Contracts (7,926) — — (7,926)
JPMorgan Chase
Bank
Forward Foreign
Currency Contracts (195,531) 5,858 — (189,673)
JPMorgan Chase
Bank NA
Swap Contracts
(2,638,853) 2,638,853 — —
Morgan Stanley
Capital Services, Inc.
Swap Contracts
(15,551) 15,551 — —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (147,080) 147,080 — —
Total $ (3,004,992) $ 2,807,393 $ — $ (197,599)
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparties. Aggregate additional collateral pledged was $760,000.

134 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the year ended October 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 3,529,035 $ (2,838,670) $ — $ 690,365
Total $ 3,529,035 $ (2,838,670) $ — $ 690,365
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (2,838,670) $ 2,838,670 — —
Total $ (2,838,670) $ 2,838,670 $ — $ —

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 135
For the period from November 1, 2021 through February 18, 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the year ended October 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 2,138,995
Multi-Cap Portfolio 54,591,600

136 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(k) Repurchase Agreements
During the year ended October 31, 2022, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of October 31, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $170,641,174 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 8/15/2052; total market value $174,054,011.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,138,995 $ – $ 2,138,995 $ (2,138,995) $ –
Total $ 2,138,995 $ – $ 2,138,995 $ (2,138,995) $ –
Multi-Cap Portfolio
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 54,591,600 $ – $ 54,591,600 $ (54,591,600) $ –
Total $ 54,591,600 $ – $ 54,591,600 $ (54,591,600) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 137
As of October 31, 2022, the Fund’s investment in the repos was subject to an enforceable netting arrangement. The Fund’s holding in the repos was as follows:
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Multi-Cap Portfolio
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Goldman Sachs & Co. $ 32,000,000 $ 32,000,000 $ (32,000,000) $ –
Total $ 32,000,000 $ – $ 32,000,000 $ (32,000,000) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

138 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to foreign currency gain/loss, treatment of notional principal contracts, paydown reclass, and settlement proceeds. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2022 may primarily be attributable to mark-to-
market adjustments on futures, mark-to-market adjustments on forwards, treatment of notional principal contracts, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2022 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Portfolio $ (18,530) $ 18,530
Multi-Cap Portfolio (10,134) 10,134
U.S. 130/30 Equity – –

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 139
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to November 15, 2021, the Trust and NFA had entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table.
For the period November 1, 2021 through November 14, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the period June 1, 2022 through October 31, 2022, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P. ("GSAM")(a)
Multi Cap Portfolio BlackRock Investment Management. LLC
GSAM(b)
Janus Capital Management LLC
Western Asset Management Company, LLC
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.
(a) Effective October 24, 2022, Goldman Sachs Asset Management L.P. was appointed as the subadviser to the Fund. Effective
October 21, 2022, BlackRock Investment Management. LLC was terminated and ceased serving as subadviser to the Fund.
(b) Effective November 18, 2021, Goldman Sachs Asset Management L.P. was appointed as the subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
Multi Cap Portfolio Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Advisory Fee Waiver
(annual rate)
Multi-Cap Portfolio 0.0 14%
Fund Amount
Multi-Cap Portfolio $ 15,320
Fund Amount
Multi-Cap Portfolio $ 196,117

140 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
For the year ended October 31, 2022, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Bond Portfolio 0.26 % N/A       N/A 0.26%
Multi-Cap Portfolio 0.21 0.21% 0.20% 0.20
U.S. 130/30 Equity 0.79 N/A       N/A 0.33
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
U.S. 130/30 Equity All Classes 0.49%
Fund
Fiscal Year
2022 Amount Total
Bond Portfolio $ — $ —
Multi-Cap Portfolio — —
U.S. 130/30 Equity 233,779(a) 233,779
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 141
For the year ended October 31, 2022, NFM earned an aggregate of $1,864,907 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2022, the Funds’ aggregate portion of such costs amounted to $23,143.
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended October 31, 2022, the Funds had no borrowings under the line of credit.
U.S. 130/30 Equity is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, none of the Funds engaged in interfund lending.
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
Multi-Cap Portfolio 100.00
U.S. 130/30 Equity 100.00

142 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
5. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2022, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests
Fund Purchases
*
Sales
*
Bond Portfolio $ 2,638,851,366 $ 1,926,085,946
Multi-Cap Portfolio 5,653,738,053 3,401,774,677
U.S. 130/30 Equity 60,042,972 48,275,770
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $ 483,606,794 $ 233,621,281
Multi-Cap Portfolio 372,927,407 266,613,871

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 143
in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

144 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
(e) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Other
As of October 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
9. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
Fund % of Shares
Number of
Accounts
Bond Portfolio 67.04% 4(a)
Multi-Cap Portfolio 37.38 3(a)
U.S. 130/30 Equity 86.46 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ 7,603,268 $ 515,807 $ 8,119,075 $ – $ 8,119,075
Multi-Cap Portfolio 293,550,602 156,627,697 450,178,299 – 450,178,299
U.S. 130/30 Equity – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

1940 Act Funds - October 31, 2022 - Notes to Financial Statements - 145
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2022.
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2021 through October 31,
2022, that in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2022, the Funds elected to defer ordinary late year losses, if any, in the amounts listed below.
10. Settlement Proceeds
During the year ended October 31, 2022, the Multi-Cap Portfolio reached a settlement agreement in the amount of $31,254,300 from a former subadvisor. These settlement proceeds are reflected in the Statements of Operations and Financial Highlights.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ – $ – $ – $ – $ –
Multi-Cap Portfolio 119,497,210 – 119,497,210 – 119,497,210
U.S. 130/30 Equity – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Portfolio $ 10,707,252 $ – $ 10,707,252 $ – $ (65,226,294) $ (99,798,576) $ (154,317,618)
Multi-Cap Portfolio – – – – (438,664,035) (147,483,265) (586,147,300)
U.S. 130/30 Equity 10,672,669 – 10,672,669 – (67,289) (14,333,943) (3,728,563)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 1,068,348,046 $ 1,660,501 $ (101,326,345) $ (99,665,844)
Multi-Cap Portfolio 4,520,563,447 383,724,045 (528,988,576) (145,264,531)
U.S. 130/30 Equity 375,900,449 16,039,700 (30,373,643) (14,333,943)
Fund Amount
Bond Portfolio $ (65,226,294)
Multi-Cap Portfolio (68,850,609)
U.S. 130/30 Equity (67,289)
Fund Amount
Multi-Cap Portfolio $(369,813,426)

146 - Notes to Financial Statements - October 31, 2022 - 1940 Act Funds
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1940 Act Funds - October 31, 2022 - Report of Independent Registered Public Accounting Firm - 147
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Portfolio, Nationwide
Multi-Cap Portfolio and Nationwide U.S. 130/30 Equity Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds indicated in the table below (three of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2022, the related statements of operations and statement of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Bond Portfolio (1) Nationwide U.S. 130/30 Equity Portfolio (3)
Nationwide Multi-Cap Portfolio (2)
(1) Statement of operations for the year ended October 31, 2022, and statement of changes in net assets for the year ended
October 31, 2022 and the period March 15, 2021 (commencement of operations) through October 31, 2021.
(2) Statement of operations for the year ended October 31, 2022 and statement of changes in net assets for the years ended
October 31, 2022 and 2021.
(3) Statement of operations and changes in net assets for the period September 12, 2022 (commencement of operations)
through October 31, 2022.

148 - Supplemental Information - October 31, 2022 (Unaudited) - 1940 Act Funds
Replacement of BlackRock Investment Management, LLC by Goldman Sachs Asset Management, L.P for Nationwide
Bond Portfolio
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the September 13-14, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Bond Portfolio (the “Fund”), the appointment of Goldman Sachs Asset
Management, L.P. (“GSAM”) as sub-adviser to the Fund pursuant to an amended sub-advisory agreement (the “Sub-advisory
Agreement”). GSAM replaced BlackRock Investment Management, LLC (“BlackRock”), the previous sub-adviser to the Fund.
The Board was provided with detailed materials relating to GSAM in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory
Agreement.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by GSAM under the Sub-advisory Agreement, including information relating to GSAM’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of GSAM who would be managing the Fund. The Board noted that the strategy in which the Fund would be managed would not include a high-yield bond component, a component which the strategy employed by BlackRock included. The Board considered NFA’s statements that NFA no longer considered that the high-yield bond component would be accretive to the strategy and that it would add to the cost of the GSAM strategy. The Board considered information concerning the past performance record of the Fund’s proposed GSAM portfolio management team in managing the investment strategy it intended to use in managing the Fund’s assets.
The Board considered the sub-advisory fee rate that NFA would pay to GSAM with respect to the Fund. The Board considered that the sub-advisory fee proposed to be paid to GSAM would include breakpoints at different asset levels than the breakpoints in the current sub-advisory fee. The Board considered that the sub-advisory fee currently paid to GSAM would as a result be slightly higher than the sub-advisory fee paid to BlackRock. The Board considered that NFA confirmed that Fund shareholders would not experience any increase in total expenses due to the slight increase in sub-advisory fees because the sub-advisory fees are paid by NFA and not by the Fund directly.
The Board also considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding GSAM’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Nationwide U.S. 130/30 Equity Portfolio
Initial Approval of Advisory and Sub-advisory Agreements
Summary of Factors Considered by the Board
At the June 14–15, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the Nationwide U.S. 130/30 Equity Portfolio (the “Fund”), the appointment of Nationwide
Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement and the appointment of
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) as sub-adviser to the Fund pursuant to a sub-advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Board was provided with materials relating to the Fund,
NFA, and Jacobs Levy in advance of the meeting. Before approving the Advisory Agreements, the Independent Trustees met in
executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.

1940 Act Funds - October 31, 2022 (Unaudited) - Supplemental Information - 149
In making their determinations, the Trustees took into account information provided to them as to the services to be provided by
NFA and Jacobs Levy under the Advisory Agreements, including information relating to Jacob Levy’s investment approach for the Fund.  The Board also considered the experience of the portfolio managers at Jacobs Levy that are expected to manage the
Fund.  The Board considered information concerning the past performance record of Jacobs Levy in managing accounts with the same investment strategy as that to be utilized by Jacobs Levy in managing the Fund, including the performance of the NVIT U.S.
130/30 Equity Portfolio (the “NVIT Portfolio”), which launched in October 2019 and is sub-advised by Jacobs Levy.
The Board considered the advisory fees that NFA proposed for the Fund and the sub-advisory fees proposed to be paid by NFA to Jacobs Levy. The Board considered that the advisory fee for the Fund is identical to the fees paid to NFA to advise the NVIT
Portfolio. The Board considered information regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization, and considered that, at the anticipated asset level of the Fund during its first year, NFA expects that the proposed actual management fees (including the sub-advisory fees) of the Fund will be in the first quintile of the Fund’s Lipper peer group. The Board also considered that the rate at which the sub-advisory fee would be paid would be calculated on the basis of the aggregate assets of the Fund and of the two other Nationwide Funds sub-advised by Jacobs Levy.
The Board considered that the non-compensatory terms of the proposed Advisory Agreements are substantially similar in all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other series of the
Nationwide Mutual Funds.
The Trustees considered whether the Fund may benefit from economies of scale realized by NFA in the event of growth in the
Fund’s assets. The Board noted that the advisory fee rate schedule for the Fund is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate if the Fund’s assets increase over a certain threshold.
No information was presented to the Board regarding NFA’s or Jacob Levy’s expected profitability from the Advisory Agreements.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Bond Portfolio – %
Multi-Cap Portfolio 4.46
U.S. 130/30 Equity –
Fund Amount
Bond Portfolio $ 515,807
Multi-Cap Portfolio 156,627,697
U.S. 130/30 Equity –

1940 Act Funds - October 31, 2022 - Management Information - 151
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

152 - Management Information - October 31, 2022 - 1940 Act Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - October 31, 2022 - Management Information - 153
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

154 - Market Index Definitions - October 31, 2022 - 1940 Act Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - October 31, 2022 - Market Index Definitions - 155
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

156 - Market Index Definitions - October 31, 2022 - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

1940 Act Funds - October 31, 2022 - Market Index Definitions - 157
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

158 - Market Index Definitions - October 31, 2022 - 1940 Act Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

160 - Glossary - October 31, 2022 - 1940 Act Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

1940 Act Funds - October 31, 2022 - Glossary - 161
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

162 - Glossary - October 31, 2022 - 1940 Act Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-40 (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Annual Report
October 31, 2022
Nationwide Mutual Funds
International Funds
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
(
formerly, Nationwide AllianzGI International Growth Fund)
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 31
Statements of Investments 34
Statements of Assets and Liabilities 68
Statements of Operations 72
Statements of Changes in Net Assets 74
Financial Highlights 82
Notes to Financial Statements 87
Report of Independent Registered Public Accounting Firm 117
Supplemental Information 118
Management Information 121
Market Index Definitions 124
Glossary 129

Nationwide Mutual Funds - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Mutual Funds
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Mutual Funds - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide Amundi Global High Yield Fund
For the annual period ended October 31, 2022, the Nationwide Amundi Global High Yield Fund Class R6 returned -13.85% versus
-13.86% for its benchmark, the ICE BofA Global High Yield (USD Hedged). For broader comparison, the return for the Fund's closest Morningstar Peer Category™, High Yield Bond (consisting of 621 investments as of October 31, 2022), was -11.30% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s 2022 fiscal year began in November 2021. At that time, the yield–to-worst of the ICE BofA Global High Yield index hedged to US dollars was near its all-time low, which it hit in early July 2021. Credit spreads tightening were near their post-Global
Financial Crisis level but well above the level reached during 2007. At the start of the Fund year, Treasury yields were low with the yield on the 10-year Treasury note trading at 1.55% even though inflation had been accelerating with the US Consumer Price
Inflation index reported at 5.4% around that time.
Inflation continued to accelerate through early 2022, with Consumer Price Index (“CPI”) reaching 8.5% in March 2022. The US
Federal Reserve (“Fed”) responded to increasing inflation by raising its short-term rate target for the first time that month. The
Fed’s initial increase to the short-term rate target was 0.25%, its standard increment for rate increases. Inflation continued to climb, however, reaching 9.1% during June, leading the Fed to increase its rate increase increment to 0.75% in June. With inflation well above the Fed’s target and the Fed raising rates, bond yields responded, and the US Treasury 10-Year Note yield increased to
3.01% by the end of June.
High inflation and increasing bond yields led to decreases in equity prices and increasing credit spreads. The Fund’s benchmark’s
Option Adjusted Spread widened from 3.73% to 6.42%. With Treasury yields increasing and spreads widening, the benchmark declined -5.49% during the first quarter of 2022 and a further -9.95% in the second quarter, producing a -14.9% index return for the first half. During the second half, concerns grew that increasing interest rates would lead to a recession. Recession concerns were highest in Europe, as the energy embargoes resulting from the Russia-Ukraine conflict had led to large increases in energy prices.
During the second half of 2022, the benchmark’s spread tightened to 5.5% on October 31; however, Treasury yields increased, with the 10-Year note at 4.05% as inflation remained stubbornly high. As a result, for the period from June 30 through October 31,
2022, the benchmark’s return stabilized at a gain of 0.85%.
The Fund performed well relative to its benchmark during the 12-month period ending October 31, 2022. The Fund’s leading contributors to performance on an issuer basis were its holdings in Transportes Aeros Portugueses or TAP, the Portuguese airline, that experienced rebounding passenger traffic; Exterran Energy Solutions, a US oil and gas services company that was purchased by a stronger concern; and Avation Capital S.A., an aircraft leasing company that benefited from the rebound in air travel and subsequent demand for aircraft. The Fund’s leading detractors from performance were its holdings in Unifin Financiera SAB de
CV, a Mexican consumer finance company that filed for bankruptcy after failing to extend its debt; Sovcombank, a Russian bank that defaulted due to sanctions on Russia; and Atento, a Brazilian provider of customer relationship management and business process outsourcing services under pressure from decelerating business conditions and competition. The Fund held all these positions on October 31, 2022, except for Exterran Energy Solutions.
On a sector basis, the Fund benefited from its overweight to and good security selection within Energy, being underweight Real
Estate with good security selection, and its term loan holdings. Cash also contributed. The Fund’s overweight to and weak security selection within Financial Services and Services detracted, as well as an underweight to and weak security selection within Banking. Regionally, an overweight to and good security selection within the US contributed, although the benefit from an overweight to emerging markets was exceeded by weak security selection. On a rating basis, the Fund’s Cash holdings were the leading contributor; although the Fund gained from its B overweight, it was more than offset by weak security selection.
The Fund utilizes credit derivatives, primarily credit default index swaps. During the period, the credit default index swaps were used to reduce the Fund’s overall market risk; during the period, these positions moderately reduced the Fund’s performance.
The Fund did not experience any liquidity events which had material effects on performance.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Ken Monaghan
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated

Nationwide Amundi Global High Yield Fund - October 31, 2022 - Fund Commentary - 5
corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity, and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - October 31, 2022 - Nationwide Amundi Global High Yield Fund
Asset Allocation
1
Corporate Bonds 89.6%
Repurchase Agreement 9.2%
Loan Participations 4.3%
Common Stock 0.6%
Convertible Bonds 0.5%
Asset-Backed Security 0.2%
Warrant
†
0.0%
Forward Currency Contracts (0.1)%
Credit Default Swaps (1.4)%
Liabilities in excess of other assets (2.9)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 12.9%
Airlines 6.8%
Hotels, Restaurants & Leisure 6.8%
Consumer Finance 5.9%
Chemicals 4.3%
Metals & Mining 3.9%
Media 3.9%
Diversified Telecommunication Services 3.5%
Auto Components 3.3%
Commercial Services & Supplies 3.2%
Other Industries
#
45.5%
100.0%
Top Holdings
2
Transportes Aereos Portugueses SA, 5.63%,
12/2/2024 2.2%
First Brands Group, LLC, 1st Lien Term Loan B,
8.37%, 3/30/2027 1.7%
ProFrac Holdings II, LLC, Term Loan, 11.10%,
3/4/2025 1.7%
Avation Capital SA, 6.50%, 10/31/2026 1.7%
Grupo Aeromexico SAB de CV, 8.50%, 3/17/2027 1.6%
ASG Finance Designated Activity Co., 7.88%,
12/3/2024 1.3%
Western Global Airlines LLC, 10.38%, 8/15/2025 1.3%
McGraw-Hill Education, Inc., 8.00%, 8/1/2029 1.2%
Mativ Holdings, Inc., 6.88%, 10/1/2026 1.1%
Artera Services LLC, 9.03%, 12/4/2025 1.1%
Other Holdings
#
85.1%
100.0%
Top Countries
2
United States 47.5%
Canada 6.3%
Brazil 5.7%
Mexico 3.6%
Italy 2.9%
United Kingdom 2.6%
Portugal 2.2%
Germany 1.8%
Spain 1.8%
Singapore 1.7%
Other Countries
#
23.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Amundi Global High Yield Fund - October 31, 2022 - Fund Commentary - 7
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(14.16)% 0.79% 3.30% 11/2/2015
w/SC
2
(16.10)% 0.32% 2.96%
Class C w/o SC
1
(14.80)% 0.02% 2.52% 11/2/2015
w/SC
3
(15.61)% N/A N/A
Class R6
4,5
(13.85)% 1.08% 3.60% 11/2/2015
Institutional Service Class
4
(14.06)% 0.95% 3.50% 11/2/2015
ICE BofA Merrill Lynch
Global High Yield Index (17.25)% 0.02% 2.74% 11/2/2015
ICE BofA Merrill Lynch
Global High Yield Index
(USD Hedged) (13.86)% 1.15% 3.60% 11/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.35% 1.20%
Class C 2.10% 1.95%
Class R6 0.85% 0.70%
Institutional Service Class 1.10% 0.95%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

8 - Fund Commentary - October 31, 2022 - Nationwide Amundi Global High Yield Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Amundi Global High Yield Fund from inception through 10/31/22 versus the ICE BofA Merrill Lynch (BofAML) Global High Yield Index and the ICE BofAML Global High
Yield Index (USD Hedged) for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Fund Commentary - 9
For the annual period ended October 31, 2022, the Nationwide Amundi Strategic Income Fund Institutional Service Class returned
-4.40% versus -15.68% for its benchmark, the Bloomberg US Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar Peer Category™, Multisector Bond (consisting of 336 investments as of October 31, 2022), was
-13.22% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund outperformed the Bloomberg US Aggregate Bond Index by a wide margin. The market environment over the past year was defined by increasing inflation and the Fed’s aggressive measures to tame it. As a result, US interest rates pushed higher, and credit spreads widened. The Fund’s main positioning themes were generally aligned with such a macro environment.
With rising inflation already a concern, investor sentiment sharply deteriorated in the first quarter of 2022 as Russia’s invasion of
Ukraine resulted in economic sanctions and tighter bottlenecks on global supply chains. Persistently high inflation readouts led key central banks, including the US Federal Reserve (“Fed”), to signal a tightening of monetary policy. The Fed had already announced that it would taper its bond purchases and eventually end its pandemic-era quantitative easing program by the spring of 2022.
With US inflation hitting 40-year highs, the Fed began to aggressively raise its benchmark federal funds rate target range. The magnitude of the rate increases heightened investors’ concerns about the ability of the Fed and other central banks to cool inflation without triggering a recession. The confluence of these factors and their knock-on effects has resulted in negative performance for the vast majority of asset classes during the period.
During the reporting period, both interest rate sensitive and credit sensitive assets showed weakness. The Nationwide Amundi
Strategic Income Fund achieved solid downside protection in this environment, outperforming most broad market bond indices due to the Fund’s dual interest rate and credit spread hedging techniques. While liquidity remained adequate throughout the period, all of the Fund’s major sectors experienced negative total returns, with only the offsetting hedging positions resulting in positive contributions. Given high yield and investment grade corporate spreads widened during the period, long cash bond positions depreciated in value while the Fund’s short positions via standardized corporate credit default swap index contracts effectively offset a majority of these losses. The Fund continues to hold long corporate cash bonds as well as broad credit market hedge positions, which are tactically adjusted in response to quickly changing corporate spread levels with our current outlook incorporated. The Fund has added and reduced hedge levels and adjusted sector allocations in concert with oscillating risk premiums throughout the year. Rising energy prices supported our relative overweight to energy companies, which we have since reduced on strength. Interest rate hedges, implemented via short treasury futures and interest rate swaps, appreciated in value as the treasury curve bear-flattened during the period. These hedges effectively lowered the Fund’s interest rate sensitivity (duration)
and led to outperformance against the long-only Bloomberg Aggregate Bond Index. The Fund continues to hold various interest rate hedges in anticipation of further rate volatility. Securitized sectors were generally negative for the period, with Residential mortgage-backed security (“MBS”), Asset Backed Securities (“ABS”), and Commercial MBS sectors detracting from performance.
The lone securitized sector with a positive total return contribution was the Fund’s exposure to interest only Agency MBS securities, which benefitted from rising interest rates. Within the securitized credit allocation, we have begun reducing our overweight to residential mortgage securities in favor of consumer ABS. While US housing supply remains constrained, we believe price appreciation will stall in the wake of rising mortgage rates, slowing the decade-long secular bull market for US housing. Continued
strong job prints and persistent inflation give support to securitized assets backed by real-asset collateral, but security selection opportunities will dictate overall exposure levels.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Jonathan Duensing, CFA
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity, and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - October 31, 2022 - Nationwide Amundi Strategic Income Fund
Asset Allocation
1
Corporate Bonds 53.9%
Collateralized Mortgage Obligations 15.6%
Commercial Mortgage-Backed Securities 8.0%
Asset-Backed Securities 7.5%
Loan Participations 3.8%
Repurchase Agreement 2.6%
Futures Contracts 1.6%
Convertible Bonds 1.3%
Convertible Preferred Stock 1.0%
Municipal Bond 0.4%
Foreign Government Security 0.3%
Common Stock 0.2%
Credit Default Swaps 0.1%
Warrant
†
0.0%
Forward Currency Contracts
†
(0.0)%
Other assets in excess of liabilities 3.7%
100.0%
Top Industries
2
Banks 13.3%
Oil, Gas & Consumable Fuels 5.3%
Capital Markets 4.0%
Electric Utilities 3.4%
Airlines 3.1%
Consumer Finance 3.0%
Media 2.9%
Chemicals 1.7%
Food Products 1.6%
Oil & Gas Services 1.6%
Other Industries
#
60.1%
100.0%
Top H oldings
2
Nomura Holdings, Inc., 5.61%, 7/6/2029 1.6%
ProFrac Holdings II, LLC, Term Loan, 11.10%,
3/4/2025 1.6%
Enel Finance International NV, 5.00%, 6/15/2032 1.4%
Northern Trust Corp., 6.13%, 11/2/2032 1.4%
Oaktown Re III Ltd., 7.94%, 7/25/2029 1.3%
STACR Trust, 14.09%, 2/25/2047 1.2%
Energy Transfer LP, 7.13%, 5/15/2030 1.2%
BX Trust, 5.31%, 10/15/2036 1.2%
SLG Office Trust, 2.85%, 7/15/2041 1.2%
Eagle RE Ltd., 7.25%, 4/25/2034 1.1%
Other Holdings
#
86.8%
100.0%
Top Countries
2
United States 58.7%
Bermuda 5.2%
United Kingdom 5.0%
Canada 4.1%
Italy 3.7%
Brazil 3.6%
Mexico 2.4%
Japan 2.4%
France 2.0%
Netherlands 1.9%
Other Countries
#
11.0%
100.0%
†
Amount rounds to less than 0.1% or (0.1%).
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Fund Commentary - 11
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(4.55)% 2.78% 4.61% 11/2/2015
w/SC
2
(6.67)% 2.30% 4.27%
Class C w/o SC
1
(5.31)% 1.99% 3.81% 11/2/2015
w/SC
3
(6.23)% N/A N/A
Class R6
4,5
(4.19)% 3.12% 4.94% 11/2/2015
Institutional Service Class
4
(4.40)% 3.03% 4.86% 11/2/2015
Bloomberg Barclays U.S.
Aggregate Bond Index (15.68)% (0.54)% 0.35% 11/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.23% 0.99%
Class C 1.98% 1.74%
Class R6 0.73% 0.49%
Institutional Service Class 0.85% 0.61%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

12 - Fund Commentary - October 31, 2022 - Nationwide Amundi Strategic Income Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Amundi Strategic Income
Fund from inception through 10/31/22 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bailard International Equities Fund - October 31, 2022 - Fund Commentary - 13
For the annual period ended October 31, 2022, the Nationwide Bailard International Equities Fund Class A returned -24.53%
versus -23.00% for its benchmark, the MSCI EAFE
®
Index (“EAFE”). For broader comparison, the return for the Fund's closest
Morningstar Peer Category
™
, Foreign Large Blend (consisting of 676 investments as of October 31, 2022), was -24.67% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
For a second consecutive fiscal year, country allocation was beneficial when measured against the MSCI All-Country ex-USA
(ACWI ex-U.S.) index but not against the developed-only MSCI Europe, Australasia, and Far East (EAFE) index. The latter was a much tougher benchmark due to its zero weighting in emerging markets (China in particular), which underperformed developed markets by a wide margin. Over one year, the least helpful country exposures when measured against EAFE were allocations to
China and Eastern Europe (Russia and Hungary), as well as an underweight to Australia. China market sentiment continued to be weighed down by its government’s “zero-COVID” policy, heavy hand in business, and tensions with Taiwan. The Fund continues to have a small allocation to China. Russia’s invasion of Ukraine weighed down small allocations to Eastern Europe, though the Fund avoided the steepest losses through careful stock selection and selling Russian holdings prior to the invasion and subsequent restrictions on market access. The remaining Hungary allocation was sold in the third quarter. Australia was strong along with other commodities markets; by fiscal year-end the previous underweight markets were brought in-line with benchmark. Although stock selection over the entire portfolio was a strong positive, the added value was not enough to push the Fund’s return ahead of
EAFE. The most significant individual stock detractors were missed opportunities in the Energy sector: Norway’s Equinor ASA (not held), and UK’s Shell PLC (underweight). Underweights to these companies remain, though the Fund is overweight the Energy sector.
The most beneficial country allocation decisions (versus EAFE weights) were an allocation to Canada and underweights to
Germany and Sweden. Canada benefitted as a “safe replacement” to Russian suppliers of commodities and a favorable cyclical sector mix. Germany and Sweden, in particular their industrial sectors, were hit hard by soaring energy prices in Europe and rightly underweight through the year. The Fund still maintains the positioning in all three cases.
Stock selection over the fiscal year was strong across many sectors and countries. Individual contributors include energy firms
BP plc (UK) and Suncor Energy Inc. (Canada), defense contractor BAE Systems PLC (UK), miner BHP Group Ltd. (Australia), and information services firm Wolters Kluwer N.V. (Netherlands). The Fund continues to hold these securities, though Wolters Kluwer was trimmed slightly during the year.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Subadviser:
Bailard, Inc.
Portfolio Managers:
Anthony R. Craddock; Peter M. Hill; Eric P. Leve, CFA; and Daniel McKellar, CFA
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging and frontier markets). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - October 31, 2022 - Nationwide Bailard International Equities Fund
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreement 1.1%
Exchange Traded Fund 0.3%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Pharmaceuticals 10.3%
Banks 7.3%
Oil, Gas & Consumable Fuels 6.7%
Metals & Mining 6.1%
Insurance 5.3%
Automobiles 4.3%
Professional Services 4.2%
Chemicals 3.6%
Textiles, Apparel & Luxury Goods 3.4%
Semiconductors & Semiconductor Equipment 3.4%
Other Industries
#
45.4%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.3%
Roche Holding AG 2.1%
BP plc 1.9%
LVMH Moet Hennessy Louis Vuitton SE 1.8%
TotalEnergies SE 1.5%
Novo Nordisk A/S, Class B 1.5%
Air Liquide SA 1.5%
Diageo plc 1.4%
L'Oreal SA 1.3%
BAE Systems plc 1.3%
Other Holdings
#
83.4%
100.0%
Top Countries
2
Japan 19.1%
United Kingdom 13.8%
France 11.9%
Australia 9.5%
United States 8.3%
Germany 4.7%
Netherlands 4.4%
Canada 4.1%
Norway 2.6%
Switzerland 2.6%
Other Countries
#
19.0%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Bailard International Equities Fund - October 31, 2022 - Fund Commentary - 15
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(24.53)% (2.38)% 2.90% 4/3/2006
w/SC
3
(28.86)% (3.53)% 2.32%
Class C
1
w/o SC
2
(25.13)% (3.10)% 2.16% 4/3/2006
w/SC
4
(25.86)% N/A N/A
Class M
1,5
(24.39)% (2.06)% 3.25% 9/4/1979
Class R6
5,6
(24.39)% (2.08)% 1.47% 9/18/2013
Institutional Service
Class
1,5,7
(24.34)% (2.12)% 3.17% 4/4/2006
MSCI EAFE
®
Index (23.00)% (0.09)% 4.13%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.27%
Class C 2.00%
Class M 0.93%
Class R6 0.93%
Institutional Service Class 0.97%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

16 - Fund Commentary - October 31, 2022 - Nationwide Bailard International Equities Fund
Performance of a $10,000 Investment
Performance return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard International Equities Fund versus the MSCI EAFE
®
Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark International Opportunities Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Global Sustainable Equity Fund - October 31, 2022 - Fund Commentary - 17
For the annual period ended October 31, 2022, the Nationwide Global Sustainable Equity Fund Class R6 returned -19.73% versus
-18.48% for its benchmark, the MSCI World Index
SM
Free - Net Return. For broader comparison, the return for the Fund's closest
Morningstar Peer Category™,
Global Large-Stock Blend (consisting of 331 investments as of October 31, 2022), was -19.14% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Relative to the benchmark, from a sector perspective, stock selection in Communication Services, Financials, and Energy added the most value over the period. In terms of individual positions, Hess Corporation, Equinor ASA, and Vertex Pharmaceuticals, Inc.
were the top positive contributors to the portfolio, all of which are still held in the fund. Lastly, as it relates to country attribution,
Norway, Indonesia, and the United States contributed positively to performance.
Stock selection in Information Technology and Industrials detracted the most, in addition to our lack of Utilities exposure. On the individual stock level, not owning Apple Inc. was the main detractor of relative performance, followed by our positions in Koninklijke
Philips N.V. and Bio-Rad Laboratories, Inc., the latter two which are still held in the fund. In terms of country attribution, our overweight to and stock selection in China, France, and Ireland detracted the most.
No derivatives were traded for this account during the reporting period outlined.
Subadviser:
UBS Asset Management (Americas) Inc.
Portfolio Managers:
Joseph Elegante, CFA, Adam Jokich, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Funds that concentrate on specific countries may be subject to greater volatility than that of other mutual funds. Sustainability factors used in the subadviser’s investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics. The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2022 - Nationwide Global Sustainable Equity Fund
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreement 1.2%
Liabilities in excess of other assets (0.4)%
100.0%
Top Industries
2
Software 12.0%
IT Services 7.4%
Banks 5.8%
Oil, Gas & Consumable Fuels 5.5%
Biotechnology 5.0%
Capital Markets 4.4%
Health Care Providers & Services 4.3%
Insurance 4.2%
Chemicals 4.1%
Semiconductors & Semiconductor Equipment 3.9%
Other Industries
#
43.4%
100.0%
Top Holdings
2
Microsoft Corp. 3.9%
UnitedHealth Group, Inc. 3.0%
Hess Corp. 2.8%
Equinor ASA 2.7%
Visa, Inc., Class A 2.7%
Linde plc 2.6%
Akamai Technologies, Inc. 2.6%
TJX Cos., Inc. (The) 2.6%
Ameriprise Financial, Inc. 2.4%
Canadian Pacific Railway Ltd. 2.4%
Other Holdings
#
72.3%
100.0%
Top Countries
2
United States 61.0%
United Kingdom 11.3%
France 5.7%
Japan 4.4%
Norway 3.5%
Canada 2.4%
China 1.6%
India 1.6%
Indonesia 1.5%
Denmark 1.3%
Other Countries
#
5.7%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Global Sustainable Equity Fund - October 31, 2022 - Fund Commentary - 19
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(19.99)% 6.88% 8.28% 6/30/1997
w/SC
3
(24.59)% 5.63% 7.66%
Class C
1
w/o SC
2
(20.51)% 6.09% 7.49% 11/27/2001
w/SC
4
(21.20)% N/A N/A
Class R6
1,5,6,7
(19.73)% 7.25% 8.68% 1/28/1994
Institutional Service Class
5
(19.78)% 7.17% 8.77% 11/21/2012
MSCI World Index
SM
Free (18.48)% 6.37% 8.94%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.55% 1.25%
Class C 2.45% 2.15%
Class R6 1.20% 0.90%
Institutional Service Class 1.30% 1.00%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 5.75% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective November 19, 2012, Class Y Shares were renamed Institutional Class Shares.

20 - Fund Commentary - October 31, 2022 - Nationwide Global Sustainable Equity Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Global Sustainable Equity Fund from inception through 10/31/22 versus the MSCI World Index
SM
Free for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Small Cap Fund - October 31, 2022 - Fund Commentary - 21
For the annual period ended October 31, 2022, the Nationwide International Small Cap Fund Class R6 returned -32.11%
versus -30.28% for its benchmark, the MSCI EAFE
®
Small Cap Index. For broader comparison, the return for the Fund's closest
Morningstar Peer Category™, Foreign Small/Mid Blend (consisting of 82 investments as of October 31, 2022), was -28.87% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Global equities, as measured by the MSCI AC
®
World Index, fell -19.6% for the trailing twelve-month period ended October 31,
2022. Towards the end of 2021, global equities rebounded from strong corporate earnings, accommodative financial conditions, and robust global equity inflows. Equity volatility spiked sharply as the Omicron COVID-19 variant proliferated across the globe, although the variant’s impact on financial markets was tempered by evidence that it posed less-severe health consequences than its predecessors.
At the start of 2022, volatility spiked sharply amid rising geopolitical instability, tighter monetary policy to address accelerating inflation, and feared about the global economic growth outlook. Russia’s large-scale military attack on Ukraine forced over four million people to flee Ukraine as fighting intensified and living conditions deteriorated rapidly in many cities. US and The North
Atlantic Treaty Organization (NATO) allies imposed severe economic sanctions on Russia, largely cutting off the Russian economy from global financial markets and limiting the ability of the Russian central bank to take counteractive measures. Prices for natural gas, select grains, and metals surged, and Brent crude oil prices topped US$100 per barrel amid expectations that sanctions would cripple Russian energy exports and restrict supplies of key commodities.
Risk sentiment plunged in second quarter amid elevated volatility as investors grew increasingly concerned about the economic toll of persistent geopolitical instability, soaring inflation, rising interest rates, and constrained supply chains. Inflation remained elevated globally, with the US Consumer Price Index (CPI) and eurozone CPI both rising 8.6% year-over-year. Energy prices continued to rise as the ongoing crisis in Ukraine severely pressured oil and natural gas supplies.
Inflation, rising interest rates, geopolitical turmoil, and growing signs of a global economic slowdown continued to pressure global markets in third quarter. The US Federal Reserve (Fed) hiked its target interest rate by 150 basis points (bps) over the quarter in an effort to rein in decades-high inflation. Eurozone inflation increased 10% year-over-year in September on the back of soaring energy prices. Tensions with Russia were further exacerbated by damage to the Nord Stream pipeline, which NATO attributed to an act of sabotage.
The Fund underperformed the MSCI EAFE
®
Small Cap Index during the period. The Fund’s relative underperformance was driven by stock selection in the Information Technology, Consumer Discretionary, and Real Estate sectors. These were partially offset by stronger selection in Health Care, Industrials, and Consumer Staples sectors.
Top detractors from relative performance during the period included Lightspeed Commerce, Inc. (Information Technology), Arrival
SA (Consumer Discretionary), and Nuvei Corporation (Information Technology). Shares of Lightspeed Commerce, an ecommerce/
point-of-sale platform specializing in retail, hospitality, and golf merchants, fell sharply lower at the start of the period after the company gave a soft earnings report and highlighted concerns around supply chain stress. At the start of 2022, the announcement of CEO and founder Dax Dasilva’s departure from the company further weighed on the stock. Shares of electric vehicle (EV)
manufacturer, Arrival, faced declining sentiment due to disappointing earnings, dilutive stock offerings, and production delays. The company significantly lowered its estimates for vehicle volumes and revenue in 2022, citing the need for more financing. Later in the period, production targets were cut again as the EV-maker attempted to reorganize its business amid mounting losses. Shares of global payments solutions provider, Nuvei, fell over the period as growth stocks sold off amid concerns around high valuations, interest rate hikes, rising inflation, and geopolitical tensions. The company reported revenue for the first quarter that came in ahead of consensus estimates; however, second quarter guidance fell below expectations. Each of these positions was still held in the
Fund at the end of the period.
Top contributors to relative performance during the period included Beazley PLC (Financials), Verona Pharma PLC – ADR (Health
Care), and Trelleborg AB (Industrials). Shares of London-based insurance provider, Beazley, climbed higher over the period.
Despite reporting a year-over-year decline in profits for the first half of 2022, the company delivered its best half-year combined ratio since 2015, indicating growth in the underwriting business, and noting a premium rate increase. Shares of Verona Pharma, a UK-based emerging biopharma company, developing treatments for respiratory diseases, rose after the company announced positive phase three trial results for its Chronic Obstructive Pulmonary Disease (COPD) treatment. The study met both of its primary endpoints, showing the treatment had statistically significant improvement in key measures of lung function and reduced exacerbation rates. Trelleborg, an engineering company focused on polymer technology, sold its specialized tire division for $2.3 billion in March and announced share buy-back up to SEK 400 million. Earnings over the past six months have benefitted from strong demand, although management guided for a slight pull-back in the fourth quarter in its most recent release. The investments mentioned above were still held in the Fund at the end of the period.

22 - Fund Commentary - October 31, 2022 - Nationwide International Small Cap Fund
Global markets remain pressured by persistent inflation, rising interest rates, elevating geopolitical tensions, and concerns of an economic slowdown. Amid a challenging backdrop, both equity and credit markets continued their selloff during the period despite a modest relief rally early in the quarter. The deep fundamental research conducted by our Global Industry Analysts (GIAs) is critical in navigating today's market environment as we focus on identifying companies that we believe will lead throughout this cycle.
Inflation has remained elevated through the first ten months of the year and has led many central banks globally to continue down paths of tighter monetary policies. Energy prices soared due to the war in Ukraine, particularly in Europe, though there are many other factors to consider. Notably, supply chain bottlenecks, rising input costs, tight labor markets, and geopolitical dynamics broadly have all made an inflationary impact this year. The ongoing impacts of high inflation and rising interest rates on business and consumer behavior remain key areas of focus amongst our GIAs, macro strategists, and boutique investment teams at the firm.
The ongoing Russia-Ukraine conflict has highlighted Europe’s dependence on Russian oil and gas. We expect European consumers and businesses will continue to face rising prices in the near term as governments are tasked with accelerating longer-
term structural changes that will be needed to improve their domestic energy infrastructures. Our GIAs seek to find opportunities within their investment universe that could benefit from the long-term tailwinds created by these structural changes.
The Fund utilized exchange traded funds during the period to equitize cash. The positions did not have material impact in the portfolio during the period.
The Fund did not experience any liquidity events that had material impact on performance during the period.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Mary L. Pryshlak, CFA, and Jonathan D. White, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more-established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more-limited resources. Therefore, they generally involve greater risk. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity, and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The
Fund uses both a growth style and a value style of investing, and may underperform other funds that use different investing styles.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Small Cap Fund - October 31, 2022 - Fund Commentary - 23
Asset Allocation
1
Common Stocks 97.0%
Repurchase Agreement 2.9%
Exchange Traded Fund 1.5%
Rights
†
0.0%
Liabilities in excess of other assets (1.4)%
100.0%
Top Industries
2
Machinery 7.9%
Hotels, Restaurants & Leisure 6.6%
Equity Real Estate Investment Trusts (REITs) 6.0%
Banks 4.9%
IT Services 4.6%
Real Estate Management & Development 4.4%
Chemicals 3.4%
Oil, Gas & Consumable Fuels 3.2%
Road & Rail 3.0%
Metals & Mining 2.7%
Other Industries
#
53.3%
100.0%
Top Holdings
2
Food & Life Cos. Ltd. 2.7%
Beazley plc 2.1%
iShares MSCI EAFE Small-Cap ETF 1.5%
IMI plc 1.5%
Trelleborg AB, Class B 1.4%
Rotork plc 1.3%
Calbee, Inc. 1.3%
Network International Holdings plc 1.3%
TOTVS SA 1.2%
Spectris plc 1.2%
Other Holdings
#
84.5%
100.0%
Top Countries
2
Japan 26.2%
United Kingdom 19.4%
Australia 7.5%
Brazil 4.3%
Canada 4.0%
Sweden 3.9%
Italy 2.8%
France 2.8%
Germany 2.7%
Switzerland 2.6%
Other Countries
#
23.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

24 - Fund Commentary - October 31, 2022 - Nationwide International Small Cap Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
(32.45)% (0.60)% 3.46% 12/29/2016
w/SC
2
(36.32)% (1.77)% 2.42%
Class R6
3,4
(32.11)% (0.26)% 3.82% 12/29/2016
Institutional Service Class
3
(32.06)% (0.32)% 3.75% 12/29/2016
MSCI EAFE
®
Small Cap
Index (30.28)% (1.30)% 3.54% 12/29/2016
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.52% 1.39%
Class R6 1.02% 0.89%
Institutional Service Class 1.12% 0.99%
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through May 31, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide International Small Cap Fund - October 31, 2022 - Fund Commentary - 25
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide International Small Cap Fund from inception through 10/31/22 versus the MSCI EAFE
®
Small Cap Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - October 31, 2022 - Nationwide Janus Henderson Overseas Fund
For the annual period ended October 31, 2022, the Nationwide Janus Henderson Overseas Fund (formerly, Nationwide AllianzGI
International Growth Fund) Class R6 returned -46.19% versus -30.99% for its benchmark, the MSCI ACWI® ex USA Growth.
For broader comparison, the return for the Fund's closest Morningstar Peer Category™, Foreign Large Blend (consisting of 676 investments as of October 31, 2022), was -24.67% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The following commentary is provided by Allianz Global Investors U.S. LLC for the reporting period of 11/1/2021 -
7/15/2022*:
The Fund underperformed its benchmark during the report period of November 1 to July 15, 2022, in what was an especially challenging market environment. The Federal Reserve’s increasingly hawkish tone followed by high inflation prints reaching 40-
year highs in many markets was the main driver, and interest rates eventually increased in 2022. The resulting higher discount rate has an over proportional impact on Growth companies, valued on their higher future cashflows, and we saw a sharp rotation away from Growth broadly as a style. In almost all cases, the underperformance of our holdings was driven by this valuation multiple de-rating, since Q4 and Q1 earnings were solid. The Russia and Ukraine conflict since February 2022, Energy Crisis and a resurgence of COVID in key Chinese cities only amplified this style rotation and encouraged market participants into risk-
off positioning. Performing extremely well was the Energy sector, while the selloff heavily impacted the IT sector, the latter being where the portfolio was overweight according to our purely bottom-up, long term views.
The main active detractor during the period was Sea, an especially high Growth name with excellent prospects, driving new customer and revenue growth mostly in South-East Asia through its platform that offers gaming, eCommerce and financial services. It had attracted a relatively higher valuation, meaning it was targeted in the selloff. At the time of closure, the Fund still held this security. The fund did not invest in derivatives during the period and did not experience any liquidity events that had a material impact on fund performance. Despite concerns of a pending recession, the majority of our companies are optimistic. We hope to see greater appreciation of Quality characteristics (such as pricing power) that our holdings feature, in the Q2 earnings season shortly ahead.
Subadviser:
Allianz Global Investors U.S. LLC
Portfolio Managers:
Robert Hofmann, CFA; Tobias Kohls, CFA
The following commentary is provided by Janus Henderson Investors US LLC for the reporting period of 8/01/2022 -
10/31/2022*:
On an individual security basis, top relative contributors to the portfolio’s results included oil and natural gas producer Canadian
Natural Resources, which benefited from higher crude oil and natural gas prices driven by geopolitical tensions and a tightening of supply/demand. The company also posted strong quarterly earnings. Among Canadian Natural Resources’ attractive attributes is its strong cash flow, which it continued to allocate to its share repurchase program during the period. We think this highlights its commitment to maximizing shareholder value. We maintained our position in the company.
Key contributors also included Teck Resources, a Canada-based miner of copper, coking coal and zinc. Higher commodities prices driven by capacity bottlenecks in Europe and the prospect of a global energy crisis supported share strength for Teck. Our longer-term outlook for the company remains positive as it nears completion of its new copper mine, Quebrada Blanca 2, which is expected to drive an expansion in valuation multiples. Teck is in the process of shifting its operations to sustainable metals such as copper that are essential to the green energy transition, which we think is likely to increase both free cash flow and investor appeal, particularly from an ESG standpoint.
UK-based insurer Beazley also delivered strong relative results. The company showed significant improvement in its end-markets and enjoyed particularly robust growth in its cyber insurance business, where it maintains a significant industry lead. Rising interest rates also contributed to Beazley’s strong performance. We remain confident in our long-term outlook for Beazley and maintained our position in the company.
Although we are pleased with the strong relative performance of these shareholdings, select positions struggled against macroeconomic headwinds. Slowing economic growth in China due to its zero-COVID policy, high corporate debt, and property market weakness contributed to a broad downturn in Chinese equities. A reshuffling of political leadership at the Chinese
Communist Party Congress also weighed on Chinese shares. Our holdings in e-commerce giant JD.com and logistics company
Full Truck Alliance declined along with other Chinese equities. Although we continue to monitor developments to understand

Nationwide Janus Henderson Overseas Fund - October 31, 2022 - Fund Commentary - 27
how potential changes in the policy and regulatory framework may affect these two companies, we remain upbeat about the fundamentals at both companies. In our view, JD.com benefits from a differentiated business model that focuses on a superior customer experience through its proprietary logistics network. We also maintain a positive long-term view of Full Truck Alliance, which is digitizing China’s long-haul truck industry through an innovative technology platform that matches available truck capacity with shipping needs.
Notable detractors also included semiconductor holdings Taiwan Semiconductor Manufacturing Company, which traded lower in response to forecasts of an industry-wide decline in semiconductor sales next year, as well as geopolitical concerns. We maintained our position and expect the company to demonstrate industry-beating levels of growth as it continues to push its technology advantage over logic semiconductor foundry rivals Intel and Samsung.
The Fund did not invest in derivatives during the reporting period.
Subadviser:
Janus Henderson Investors US LLC
Portfolio Managers:
George Maris, CFA and Julian McManus
*During the period 7/16/2022 – 7/31/2022 the Fund was managed by a transitional manager
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies generally involve greater risk because: i) they are usually less stable in price and less liquid than larger, more established companies; ii) they are more vulnerable than larger companies to adverse business and economic developments; and ii) they may have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate investments in specific countries or sectors, subjecting it to greater volatility than that of other mutual funds. Some of the Fund's investments may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Growth and value style risks may subject the Fund to underperformance versus other funds that use different investing styles. The Fund may invest in REIT and real estate securities that pose risks that are associated with investing in real estate, including (1) possible declines in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds; (4) changes in interest rates; (5) unexpected vacancies of properties; (6) environmental problems; and (7) the relative lack of liquidity associated with investments in real estate. The Fund may hold larger positions in fewer securities and financial instruments than other funds;
therefore a change in value of a single security or instrument may have a substantial impact on the Fund's value and total return.
Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
The Fund is indexed to an MSCI index. The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2022 - Nationwide Janus Henderson Overseas Fund
=
Asset Allocation
1
Common Stocks 97.9%
Repurchase Agreement 0.2%
Other assets in excess of liabilities 1.9%
100.0%
Top Industries
2
Pharmaceuticals 11.4%
Banks 11.3%
Insurance 8.7%
Beverages 7.3%
Metals & Mining 6.9%
Oil, Gas & Consumable Fuels 6.8%
Hotels, Restaurants & Leisure 6.2%
Semiconductors & Semiconductor Equipment 5.8%
Entertainment 5.2%
Electronic Equipment, Instruments & Components 4.9%
Other Industries
#
25.5%
100.0%
Top Holdings
2
BNP Paribas SA 4.2%
Canadian Natural Resources Ltd. 4.2%
Diageo plc 3.9%
AstraZeneca plc 3.8%
Teck Resources Ltd., Class B 3.8%
Heineken NV 3.4%
Yum China Holdings, Inc. 3.3%
NN Group NV 3.3%
Unilever plc 3.2%
Deutsche Telekom AG (Registered) 3.2%
Other Holdings
#
63.7%
100.0%
Top Countries
2
United Kingdom 19.2%
France 14.6%
Netherlands 10.6%
Japan 9.2%
China 8.8%
United States 8.5%
Canada 7.9%
Germany 5.3%
Taiwan 3.7%
Switzerland 2.9%
Other Countries
#
9.3%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Janus Henderson Overseas Fund - October 31, 2022 - Fund Commentary - 29
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(46.40)% (0.09)% 3.96% 2/2/2015
w/SC
2
(49.49)% (1.21)% 3.21%
Class R6
3,4
(46.19)% 0.23% 4.28% 2/2/2015
Eagle Class
3
(46.20)% N/A 0.92% 6/3/2019
Institutional Service Class
3
(46.31)% N/A 0.74% 6/3/2019
MSCI ACWI
®
ex US
Growth (30.99)% 0.09% 3.03% 2/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.14% 1.05%
Class R6 0.81% 0.72%
Eagle Class 0.91% 0.82%
Institutional Service Class 1.06% 0.97%
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

30 - Fund Commentary - October 31, 2022 - Nationwide Janus Henderson Overseas Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide AllianzGI International Growth Fund from inception through 10/31/21 versus the MSCI ACWI
®
ex US Growth for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

International Funds - October 31, 2022 - Shareholder Expense Examples - 31
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022 through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022 through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 917.80 4.93 1.02
Hypothetical
(a)(b)
1,000.00 1,020.06 5.19 1.02
Class C Shares
Actual
(a)
1,000.00 914.50 8.49 1.76
Hypothetical
(a)(b)
1,000.00 1,016.33 8.94 1.76
Class R6 Shares
Actual
(a)
1,000.00 919.80 3.39 0.70
Hypothetical
(a)(b)
1,000.00 1,021.68 3.57 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 917.90 4.35 0.90
Hypothetical
(a)(b)
1,000.00 1,020.67 4.58 0.90

32 - Shareholder Expense Examples - October 31, 2022 - International Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 962.20 3.86 0.78
Hypothetical
(a)(b)
1,000.00 1,021.27 3.97 0.78
Class C Shares
Actual
(a)
1,000.00 959.10 7.80 1.58
Hypothetical
(a)(b)
1,000.00 1,017.24 8.03 1.58
Class R6 Shares
Actual
(a)
1,000.00 964.60 2.43 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 963.90 3.02 0.61
Hypothetical
(a)(b)
1,000.00 1,022.13 3.11 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 868.20 5.74 1.22
Hypothetical
(a)(b)
1,000.00 1,019.06 6.21 1.22
Class C Shares
Actual
(a)
1,000.00 864.80 9.21 1.96
Hypothetical
(a)(b)
1,000.00 1,015.32 9.96 1.96
Class M Shares
Actual
(a)
1,000.00 868.70 4.19 0.89
Hypothetical
(a)(b)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(a)
1,000.00 868.70 4.19 0.89
Hypothetical
(a)(b)
1,000.00 1,020.72 4.53 0.89
Institutional Service Class Shares
Actual
(a)
1,000.00 868.50 4.43 0.94
Hypothetical
(a)(b)
1,000.00 1,020.47 4.79 0.94
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 940.60 6.41 1.31
Hypothetical
(a)(b)
1,000.00 1,018.60 6.67 1.31
Class C Shares
Actual
(a)
1,000.00 937.50 9.57 1.96
Hypothetical
(a)(b)
1,000.00 1,015.32 9.96 1.96
Class R6 Shares
Actual
(a)
1,000.00 942.10 4.70 0.96
Hypothetical
(a)(b)
1,000.00 1,020.37 4.89 0.96
Institutional Service Class Shares
Actual
(a)
1,000.00 942.20 4.94 1.01
Hypothetical
(a)(b)
1,000.00 1,020.11 5.14 1.01

International Funds - October 31, 2022 - Shareholder Expense Examples - 33
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 867.80 6.64 1.41
Hypothetical
(a)(b)
1,000.00 1,018.10 7.17 1.41
Class R6 Shares
Actual
(a)
1,000.00 870.10 4.29 0.91
Hypothetical
(a)(b)
1,000.00 1,020.62 4.63 0.91
Institutional Service Class Shares
Actual
(a)
1,000.00 869.80 4.67 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Nationwide Janus Henderson Overseas Fund
Class A Shares
Actual
(a)
1,000.00 845.70 5.16 1.11
Hypothetical
(a)(b)
1,000.00 1,019.61 5.65 1.11
Class R6 Shares
Actual
(a)
1,000.00 847.90 3.35 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Eagle Class Shares
Actual
(a)
1,000.00 845.30 3.35 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Institutional Service Class Shares
Actual
(a)
1,000.00 846.70 4.38 0.94
Hypothetical
(a)(b)
1,000.00 1,020.47 4.79 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

34 - Statement of Investments - October 31, 2022 - Nationwide Amundi Global High Yield Fund
Asset-Backed Security 0.2%
Principal
Amount ($) Value ($)
UNITED STATES 0.2%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 115,000 89,915
Total Asset-Backed Securities
(cost  $115,000) 89,915
Corporate Bonds 89.6%
AUSTRALIA 1.1%
Metals & Mining 1.1%
Mineral Resources Ltd.
8.00%, 11/1/2027(a) 240,000 236,091
8.50%, 5/1/2030(a) 255,000 250,755
486,846
BRAZIL 5.8%
Airlines 1.4%
Gol Finance SA
7.00%, 1/31/2025(a) 700,000 304,500
8.00%, 6/30/2026(a) 540,000 314,704
619,204
Commercial Services & Supplies 0.7%
Atento Luxco 1 SA, 8.00%,
2/10/2026(a) 811,000 316,290
Marine 0.4%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 245,000 186,930
Oil, Gas & Consumable Fuels 1.7%
Acu Petroleo Luxembourg
Sarl, 7.50%,
1/13/2032(a) 500,000 393,476
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 450,000 343,845
737,321
Road & Rail 0.9%
Simpar Europe SA, 5.20%,
1/26/2031(a) 570,000 411,586
Water Utilities 0.7%
Aegea Finance Sarl,
6.75%, 5/20/2029(a) 340,000 312,970
2,584,301
CAMEROON 0.8%
Oil, Gas & Consumable Fuels 0.8%
Golar LNG Ltd., 7.00%,
10/20/2025 400,000 372,600
CANADA 6.6%
Aerospace & Defense 1.0%
Bombardier, Inc., 7.88%,
4/15/2027(a)(b) 485,000 460,619
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Banks 0.6%
Toronto-Dominion Bank
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.08%), 8.12%,
10/31/2082(c) 260,000 262,925
Commercial Services & Supplies 1.1%
Garda World Security
Corp.
9.50%, 11/1/2027(a)(b) 216,000 194,940
6.00%, 6/1/2029(a) 380,000 296,142
491,082
Energy Equipment & Services 0.5%
Enerflex Ltd., 9.00%,
10/15/2027(a) 220,000 214,016
Oil, Gas & Consumable Fuels 3.4%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 367,000 375,257
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 467,000 424,970
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 384,000 325,110
Vermilion Energy, Inc.,
6.88%, 5/1/2030(a) 425,000 397,601
1,522,938
2,951,580
CAYMAN ISLANDS 1.1%
Consumer Finance 1.1%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(d) 606,442 481,183
CYPRUS 1.4%
Consumer Finance 1.4%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 660,000 610,830
EGYPT 0.9%
Oil, Gas & Consumable Fuels 0.9%
Energean plc, 6.50%,
4/30/2027(a) 475,000 419,653
FRANCE 1.2%
Chemicals 0.4%
Lune Holdings Sarl,
5.63%, 11/15/2028(a) EUR 250,000 188,029
Health Care Providers & Services 0.8%
Chrome Bidco SASU,
3.50%, 5/31/2028(a) EUR 455,000 363,144
551,173

Nationwide Amundi Global High Yield Fund - October 31, 2022 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY 1.8%
Pharmaceuticals 1.0%
Nidda BondCo GmbH,
5.00%, 9/30/2025(a) EUR 300,000 238,979
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(a) EUR 249,000 229,981
468,960
Real Estate Management & Development 0.8%
ADLER Real Estate
AG, Reg. S, 3.00%,
4/27/2026 EUR 600,000 379,488
848,448
GHANA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Tullow Oil plc, 10.25%,
5/15/2026(a) 470,000 399,979
HONG KONG 0.9%
Marine 0.9%
Seaspan Corp., 5.50%,
8/1/2029(a) 520,000 400,493
ITALY 3.0%
Containers & Packaging 1.1%
Fiber Bidco SPA, 11.00%,
10/25/2027∞ 100,000 100,060
Guala Closures SpA,
3.25%, 6/15/2028(a) EUR 515,000 411,296
511,356
Hotels, Restaurants & Leisure 1.1%
Lottomatica SpA
5.13%, 7/15/2025(a) EUR 400,000 367,135
9.75%, 9/30/2027(a) EUR 115,000 115,243
482,378
Specialty Retail 0.8%
Shiba Bidco SpA, 4.50%,
10/31/2028(a) EUR 500,000 378,213
1,371,947
LUXEMBOURG 0.7%
Diversified Financial Services 0.7%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(a) EUR 160,000 112,676
7.75%, 11/1/2025(a) GBP 270,000 220,343
333,019
MEXICO 3.3%
Airlines 1.7%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(a) 925,000 760,812
Consumer Finance 0.0%
†
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(a)(e) 350,000 3,675
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Diversified Financial Services 0.2%
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(a) 830,000 74,700
Diversified Telecommunication Services 1.0%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(a) 520,000 439,398
Hotels, Restaurants & Leisure 0.4%
Grupo Posadas SAB
de CV, 2.00%,
12/30/2027(a)(d)(f) 249,744 177,886
1,456,471
MOLDOVA, REPUBLIC OF 0.6%
Food Products 0.6%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(a)(b) 360,000 250,157
NETHERLANDS 0.9%
Construction & Engineering 0.9%
Promontoria Holding 264
BV
6.38%, 3/1/2027(a) EUR 220,000 198,282
7.88%, 3/1/2027(a) 205,000 186,550
384,832
NIGERIA 0.6%
Diversified Telecommunication Services 0.6%
IHS Holding Ltd.
5.63%, 11/29/2026(a) 200,000 150,640
6.25%, 11/29/2028(a) 200,000 144,020
294,660
PARAGUAY 0.4%
Food Products 0.4%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(a) 245,000 192,937
PORTUGAL 2.2%
Airlines 2.2%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(a)(b) EUR 1,100,000 1,010,835
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025^∞(a)(c)(g) 325,000 0

36 - Statement of Investments - October 31, 2022 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
RUSSIA
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027^∞(a)(c)(g) 530,000 0
0
SINGAPORE 1.7%
Consumer Finance 1.7%
Avation Capital SA, 6.50%,
10/31/2026(a)(d) 989,341 778,928
SOUTH AFRICA 0.4%
Chemicals 0.4%
Sasol Financing USA LLC,
5.50%, 3/18/2031 245,000 183,498
SPAIN 1.8%
Hotels, Restaurants & Leisure 1.8%
Cirsa Finance International
Sarl, 10.38%,
11/30/2027(a) EUR 240,000 237,534
eDreams ODIGEO SA,
5.50%, 7/15/2027(a) EUR 415,000 323,582
Food Service Project SA,
5.50%, 1/21/2027(a) EUR 330,000 281,444
842,560
SWITZERLAND 0.9%
Consumer Finance 0.9%
VistaJet Malta Finance plc
7.88%, 5/1/2027(a)(b) 280,000 252,405
6.38%, 2/1/2030(a) 205,000 170,221
422,626
TURKEY 1.4%
Airlines 1.1%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(a) 540,000 494,262
Metals & Mining 0.3%
Eldorado Gold Corp.,
6.25%, 9/1/2029(a)(b) 177,000 143,166
637,428
UKRAINE 0.8%
Metals & Mining 0.8%
Metinvest BV, 7.75%,
10/17/2029(a) 865,000 351,190
UNITED ARAB EMIRATES 0.7%
Energy Equipment & Services 0.7%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a)(b) 371,000 312,567
UNITED KINGDOM 2.6%
Capital Markets 0.9%
Sherwood Financing plc,
6.00%, 11/15/2026(a) GBP 495,000 411,558
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 1.7%
Harbour Energy plc,
5.50%, 10/15/2026(a) 420,000 378,399
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 155,000 150,550
SCC Power plc
4.00%, 12/31/2028(a)(d) 709,787 258,915
4.00%, 5/17/2032(a)(d) 384,467 27,126
814,990
1,226,548
UNITED STATES 45.1%
Air Freight & Logistics 1.4%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 720,000 604,800
Auto Components 1.6%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 388,000 339,345
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(a)(b) 380,000 362,227
701,572
Building Products 0.5%
Oscar AcquisitionCo LLC,
9.50%, 4/15/2030(a) 245,000 207,470
Chemicals 3.7%
Koppers, Inc., 6.00%,
2/15/2025(a) 499,000 446,605
Mativ Holdings, Inc.,
6.88%, 10/1/2026(a) 576,000 527,793
Rain CII Carbon LLC,
7.25%, 4/1/2025(a) 331,000 283,832
SCIL IV LLC
4.38%, 11/1/2026(a) EUR 230,000 180,133
5.38%, 11/1/2026(a)(b) 265,000 210,657
1,649,020
Commercial Services & Supplies 1.6%
Allied Universal
Holdco LLC, 9.75%,
7/15/2027(a) 485,000 421,664
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(a)(b) 300,000 275,695
697,359
Communications Equipment 0.4%
CommScope, Inc., 6.00%,
3/1/2026(a) 163,000 157,222
Construction & Engineering 1.1%
Artera Services LLC,
9.03%, 12/4/2025(a) 610,000 509,753
Consumer Finance 1.0%
Ford Motor Credit Co.
LLC, 4.13%, 8/17/2027 520,000 461,786

Nationwide Amundi Global High Yield Fund - October 31, 2022 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services 2.0%
CCO Holdings LLC,
4.75%, 2/1/2032(a)(b) 405,000 324,019
Lumen Technologies, Inc.,
4.50%, 1/15/2029(a) 320,000 225,585
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 400,000 346,120
895,724
Electric Utilities 0.4%
NRG Energy, Inc., 3.88%,
2/15/2032(a)(b) 245,000 193,170
Electrical Equipment 0.5%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 340,000 244,501
Energy Equipment & Services 1.5%
Nabors Industries Ltd.,
7.50%, 1/15/2028(a)(b) 470,000 435,925
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 256,340 251,854
687,779
Equity Real Estate Investment Trusts (REITs) 1.0%
Uniti Group LP, 6.00%,
1/15/2030(a) 635,000 433,343
Health Care Providers & Services 1.3%
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(a) 173,000 167,861
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 265,000 240,267
US Renal Care, Inc.,
10.63%, 7/15/2027(a) 456,000 181,035
589,163
Hotels, Restaurants & Leisure 3.5%
Carnival Holdings
Bermuda Ltd., 10.38%,
5/1/2028(a) 35,000 35,440
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 125,132
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(a)(b) 309,000 260,651
NCL Corp. Ltd.
5.88%, 3/15/2026(a) 395,000 323,406
7.75%, 2/15/2029(a)(b) 180,000 143,394
Royal Caribbean
Cruises Ltd., 11.63%,
8/15/2027(a) 220,000 210,967
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 298,000 235,494
VOC Escrow Ltd., 5.00%,
2/15/2028(a) 285,000 234,623
1,569,107
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Household Durables 0.5%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029(b) 275,000 227,563
Independent Power and Renewable Electricity Producers
0.6%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a)(b) 310,000 258,850
Machinery 0.4%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 255,000 178,500
Media 4.1%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(a) 175,000 142,809
7.50%, 6/1/2029(a)(b) 440,000 345,862
CSC Holdings LLC,
4.63%, 12/1/2030(a)(b) 400,000 287,909
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(a) 653,000 555,866
Stagwell Global LLC,
5.63%, 8/15/2029(a) 581,000 501,113
1,833,559
Metals & Mining 1.9%
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 380,000 292,624
Constellium SE, 3.13%,
7/15/2029(a) EUR 253,000 184,846
TMS International Corp.,
6.25%, 4/15/2029(a) 560,000 392,742
870,212
Oil, Gas & Consumable Fuels 4.0%
Aethon United BR LP,
8.25%, 2/15/2026(a) 275,000 279,251
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(a)(b) 325,000 285,187
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 425,000 380,565
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(g) 300,000 248,811
Harvest Midstream I LP,
7.50%, 9/1/2028(a) 364,000 348,974
Tap Rock Resources LLC,
7.00%, 10/1/2026(a)(b) 240,000 224,079
1,766,867
Pharmaceuticals 1.6%
P&L Development LLC,
7.75%, 11/15/2025(a) 315,000 243,167

38 - Statement of Investments - October 31, 2022 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Pharmaceuticals
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(a)(e)(f) 585,000 447,181
690,348
Road & Rail 2.3%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(a) 665,000 492,352
PECF USS Intermediate
Holding III Corp., 8.00%,
11/15/2029(a)(b) 505,000 338,178
XPO Escrow Sub LLC,
7.50%, 11/15/2027(a) 195,000 194,513
1,025,043
Software 1.7%
AthenaHealth Group, Inc.,
6.50%, 2/15/2030(a) 563,000 439,140
GoTo Group, Inc., 5.50%,
9/1/2027(a) 570,000 330,452
769,592
Specialty Retail 2.3%
Party City Holdings, Inc.,
8.75%, 2/15/2026(a) 547,000 345,977
Staples, Inc., 7.50%,
4/15/2026(a) 246,000 213,671
White Cap Buyer LLC,
6.88%, 10/15/2028(a) 550,000 466,125
1,025,773
Technology Hardware, Storage & Peripherals 0.7%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024 555,000 278,553
9.38%, 7/15/2025(a) 55,000 40,904
319,457
Thrifts & Mortgage Finance 3.0%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a) 354,000 311,432
6.63%, 1/15/2027(a) 165,000 123,156
Provident Funding
Associates LP, 6.38%,
6/15/2025(a) 565,000 491,550
United Wholesale
Mortgage LLC, 5.75%,
6/15/2027(a) 530,000 434,335
1,360,473
Trading Companies & Distributors 0.5%
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(a) 225,000 229,069
20,157,075
Total Corporate Bonds
(cost $53,305,926) 40,314,364
Common Stock 0.6%
Shares Value ($)
MEXICO 0.6%
Airlines 0.6%
Grupo Aeromexico SAB
de CV * 27,837 254,218
Total Common Stock
(cost $455,000) 254,218
Warrants 0.0%
†
Number of
Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026*∞ 24,413 0
Total Warrants
(cost $0)
0
Loan Participations 4.3%
Principal
Amount ($)
UNITED STATES 4.3%
Auto Components 1.8%
First Brands Group, LLC,
1st Lien Term Loan
B, (SOFR + 5.00%),
8.37%, 3/30/2027 (c) 865,416 817,385
Metal Fabrication/Hardware 0.7%
Grinding Media Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
7.14%, 10/12/2028 (c) 326,700 279,328
Oil & Gas Services 1.8%
ProFrac Holdings II, LLC,
Term Loan, (SOFR
+ 7.25%), 11.10%,
3/4/2025 (c) 794,279 814,136
Total Loan Participations
(cost $1,966,338)
1,910,849
Convertible Bonds 0.5%
Airlines 0.2%
GOL Equity Finance SA,
3.75%, 7/15/2024 (a) 228,000 95,779
Hotels, Restaurants & Leisure 0.3%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 215,000 134,483
Total Convertible Bond
(cost  $433,059) 230,262

Nationwide Amundi Global High Yield Fund - October 31, 2022 - Statement of Investments - 39
Repurchase Agreement 9.2%
Principal
Amount ($) Value ($)
CF Secured, LLC 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase
price $4,147,859,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$4,230,816. (i)(j) 4,147,513 4,147,513
Total Repurchase
Agreement
(cost $4,147,513)
4,147,513
Total Investments
(cost $60,422,836) — 104.4% 46,947,121
Liabilities in excess of other assets — (4.4)% (1,976,285)
NET ASSETS — 100.0%
$ 44,970,836
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $37,591,227 which represents 83.59% of net assets.
(b) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $4,009,544, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,147,513 and by $35,287 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.38%, and maturity dates ranging
from 12/15/2022 – 2/15/2049, a total value of $4,182,800.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(d) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2022.
(g) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2022. The maturity date reflects the next call date.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $4,147,513.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

40 - Statement of Investments - October 31, 2022 - Nationwide Amundi Global High Yield Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 5.19 USD 15,370,000 655,335 (629,417) 25,918
655,335 (629,417) 25,918
As of October 31, 2022, the Fund had $947,828 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 5,341,230 EUR 5,425,000 Morgan Stanley Co., Inc. 11/17/2022 (25,665)
USD 651,568 GBP 576,000 Brown Brothers Harriman & Co. 11/17/2022 (9,256)
USD 59,102 MXN 1,200,000 Morgan Stanley Co., Inc. 12/15/2022 (984)
Total unrealized depreciation (35,905)
Net unrealized depreciation (35,905)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Statement of Investments - 41
Asset-Backed Securities 7.5%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0.9%
Other 0.9%
MF1 Ltd., Series 2021-
FL7, Class D, 5.99%,
10/16/2036(a)(b) 800,000 743,531
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 5.03%,
2/20/2030(a)(b) 350,000 326,714
1,070,245
UNITED STATES 6.6%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 150,000 117,281
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 151,638 140,731
258,012
Automobiles 1.8%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 259,605
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 215,198
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 706,896
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 494,475
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 625,000 605,938
2,282,112
Credit Card 0.6%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 697,830
Other 4.0%
AMSR Trust
Series 2022-SFR3,
Class E1, 4.00%,
10/17/2039(b) 490,000 394,330
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2021-FL4, Class
E, 6.81%, 11/15/2036(a)
(b) 775,000 702,163
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(b) 1,126,299 838,662
Progress Residential Trust
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 821,875
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 662,621
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 299,129
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 500,443
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(b) 740,000 713,644
4,932,867
8,170,821
Total Asset-Backed Securities
(cost  $10,521,089) 9,241,066
Collateralized Mortgage Obligations 15.6%
BERMUDA 4.8%
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 6.85%,
9/25/2031(a)(b) 1,030,000 881,274
Eagle RE Ltd., Series
2021-2, Class M2,
7.25%, 4/25/2034(a)(b) 1,370,000 1,278,544
Home RE Ltd., Series
2020-1, Class B1,
10.59%, 10/25/2030(a)
(b) 160,000 158,736
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
7.94%, 7/25/2029(a)(b) 1,520,000 1,467,628
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 7.40%,
4/25/2034(a)(b) 700,000 616,626
Radnor RE Ltd., Series
2021-1, Class M2,
6.15%, 12/27/2033(a)(b) 1,230,000 1,120,879
Traingle Re Ltd., Series
2020-1, Class B1,
11.34%, 10/25/2030(a)
(b) 150,000 150,589
Triangle Re Ltd., Series
2021-3, Class B1,
7.95%, 2/25/2034(a)(b) 440,000 391,042
6,065,318
0

42 - Statement of Investments - October 31, 2022 - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES 10.8%
Connecticut Avenue
Securities Trust
Series 2021-R01,
Class 1B2, 9.00%,
10/25/2041(a)(b) 890,000 761,799
Series 2022-R01,
Class 1B2, 9.00%,
12/25/2041(a)(b) 880,000 753,259
Series 2022-R02,
Class 2M2, 6.00%,
1/25/2042(a)(b) 665,000 593,512
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 327,630 221,220
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 32,100 985
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 42,850 595
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 197,892 9,710
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 519,625 26,904
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 57,610 1,821
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 8.00%,
8/25/2033(a)(b) 955,000 682,683
Series 2022-DNA1,
Class B2, 10.10%,
1/25/2042(a)(b) 950,000 751,276
Series 2022-DNA6,
Class M1B, 6.70%,
9/25/2042(a)(b) 530,000 526,368
Series 2020-DNA5,
Class B2, 14.50%,
10/25/2050(a)(b) 145,000 162,002
Series 2020-DNA6,
Class B2, 8.65%,
12/25/2050(a)(b) 790,000 636,426
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 14.59%,
10/25/2048(a)(b) 1,090,000 1,185,615
Series 2019-HRP1,
Class B1, 7.64%,
2/25/2049(a)(b) 1,100,000 1,036,261
Series 2019-DNA3,
Class B2, 11.74%,
7/25/2049(a)(b) 720,000 705,600
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 14.34%, 3/25/2025(a) 200,307 200,147
Series 2020-HQA5,
Class B2, 10.40%,
11/25/2050(a)(b) 630,000 573,162
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC Structured Agency
Credit Risk Debt Notes
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 44,729,791 431,786
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 243,101 11,936
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 245,368 12,710
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 254,445 11,889
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 53,752 4,291
FNMA, Series 2021-R02,
Class 2B2, 9.20%,
11/25/2041(a)(b) 300,000 255,127
GNMA REMICS
Series 2013-84,
Class SC, IO, 3.19%,
3/16/2040(a) 57,107 2,699
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 74,950 7,945
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 109,271 15,884
Series 2016-5, Class
CS, IO, 2.66%,
1/20/2046(a) 110,975 8,387
Series 2016-20,
Class SB, IO, 2.61%,
2/20/2046(a) 108,401 8,170
Series 2016-17,
Class JS, IO, 2.61%,
2/20/2046(a) 86,965 6,927
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 65,899 12,715
Series 2016-88,
Class SM, IO, 2.61%,
7/20/2046(a) 117,787 11,945
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 104,558 21,986
Series 2016-118,
Class DS, IO, 2.61%,
9/20/2046(a) 138,079 16,282
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 69,143 12,619
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,248,813 234,658
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 437,927 77,431

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Statement of Investments - 43
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.22%,
7/25/2051(a)(b) 16,813,296 188,131
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 31,418,662 175,476
Series 2021-8, Class
AX1, IO, 0.13%,
12/25/2051(a)(b) 28,247,695 159,255
STACR Trust
Series 2018-HRP2,
Class B1, 7.79%,
2/25/2047(a)(b) 1,310,000 1,271,327
Series 2018-HRP2,
Class B2, 14.09%,
2/25/2047(a)(b) 1,380,000 1,454,273
13,243,194
0
Total Collateralized Mortgage Obligations
(cost $20,559,929) 19,308,512
Commercial Mortgage-Backed Securities 8.0%
UNITED STATES 8.0%
BX Commercial Mortgage
Trust , Series 2021-
VOLT, Class F, 5.81%,
9/15/2036(a)(b) 500,000 455,124
BX Trust , Series 2021-
ARIA, Class D, 5.31%,
10/15/2036(a)(b) 1,500,000 1,357,273
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.47%,
10/10/2048(a) 1,350,000 1,105,228
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(a) 250,000 210,782
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 6.75%, 1/25/2051(a)
(b) 700,000 623,263
Series 2021-MN3,
Class M2, 7.00%,
11/25/2051(a)(b) 815,000 705,975
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
5.51%, 10/15/2036(a)(b) 350,000 321,152
Series 2021-IP, Class E,
6.96%, 10/15/2036(a)(b) 150,000 137,319
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 977,457
Med Trust , Series 2021-
MDLN, Class F, 7.41%,
11/15/2038(a)(b) 935,000 859,437
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 820,000 644,965
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 6.84%,
10/25/2049(a)(b) 479,921 442,112
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,344,127
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 689,541
Total Commercial Mortgage-Backed
Securities
(cost $11,353,644) 9,873,755
Corporate Bonds 53.9%
BRAZIL 3.5%
Airlines 0.9%
Gol Finance SA, 8.00%,
6/30/2026(b) 1,825,000 1,063,583
Auto Components 0.5%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(b) 735,000 577,258
Electric Utilities 0.7%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b) 995,000 806,945
Food Products 0.7%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 918,031
Oil, Gas & Consumable Fuels 0.7%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,080,000 825,228
4,191,045
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025 346,055 322,350

44 - Statement of Investments - October 31, 2022 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA 3.3%
Banks 1.8%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(c) 1,455,000 1,195,489
Toronto-Dominion Bank
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.08%), 8.12%,
10/31/2082(c) 990,000 1,001,138
2,196,627
Chemicals 0.5%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(b) 635,000 566,788
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(c) 705,000 567,684
Oil, Gas & Consumable Fuels 0.5%
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 616,000 560,560
3,891,659
FINLAND 0.3%
Banks 0.3%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(c)(d) 455,000 319,085
FRANCE 1.9%
Banks 1.3%
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(c) 1,400,000 1,202,991
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(b)(c) 670,000 396,232
1,599,223
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Diversified Telecommunication Services 0.6%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 700,453
2,299,676
GERMANY 0.8%
Pharmaceuticals 0.8%
Gruenenthal GmbH,
4.13%, 5/15/2028(b) EUR 1,190,000 970,779
GHANA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 727,622
HONG KONG 0.8%
Marine 0.8%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(b) 900,000 857,700
5.50%, 8/1/2029(b) 185,000 142,483
1,000,183
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 409,050
ITALY 3.4%
Banks 0.8%
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(c) 1,260,000 1,043,951
Electric Utilities 1.7%
Enel Finance International
NV
5.00%, 6/15/2032(b) 1,915,000 1,601,055
7.75%, 10/14/2052(b) 505,000 483,984
2,085,039
Household Durables 0.4%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 585,000 510,196
Specialty Retail 0.5%
Shiba Bidco SpA, 4.50%,
10/31/2028(b) EUR 855,000 646,744
4,285,930
JAPAN 2.2%
Banks 0.7%
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.40%), 5.67%,
9/13/2033(c) 950,000 889,217

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Capital Markets 1.5%
Nomura Holdings, Inc.,
5.61%, 7/6/2029 2,000,000 1,876,504
2,765,721
LUXEMBOURG 0.6%
Biotechnology 0.6%
Cidron Aida Finco Sarl,
5.00%, 4/1/2028(b) EUR 1,027,000 794,650
MEXICO 2.1%
Airlines 0.8%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 1,210,000 995,225
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 665,000 455,786
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB
de CV, 2.00%,
12/30/2027(b)(e)(f) 440,606 313,833
Oil, Gas & Consumable Fuels 0.7%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 813,725
2,578,569
NETHERLANDS 1.9%
Banks 0.8%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(d) 1,510,000 935,290
Construction & Engineering 1.1%
Promontoria Holding 264
BV
6.38%, 3/1/2027(b) EUR 745,000 671,457
7.88%, 3/1/2027(b) 690,000 627,900
1,299,357
2,234,647
PORTUGAL 0.8%
Airlines 0.8%
Transportes Aereos
Portugueses SA, Reg.
S, 5.63%, 12/2/2024 EUR 1,100,000 1,010,834
SINGAPORE 0.8%
Consumer Finance 0.8%
Avation Capital SA, 6.50%,
10/31/2026(b)(e) 1,224,298 963,914
Corporate Bonds
Principal
Amount ($) Value ($)
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American Capital
plc, 4.75%, 3/16/2052(b)
(g) 580,000 431,583
SWITZERLAND 0.8%
Consumer Finance 0.8%
VistaJet Malta Finance plc
7.88%, 5/1/2027(b) 445,000 401,145
6.38%, 2/1/2030(b) 655,000 543,876
945,021
UNITED ARAB EMIRATES 0.3%
Energy Equipment & Services 0.3%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b)(g) 490,000 412,825
UNITED KINGDOM 4.7%
Banks 3.5%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 0.00%,
11/2/2028(c) 1,025,000 1,020,020
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.00%), 5.75%,
8/9/2033(c)(g) 615,000 546,164
HSBC Holdings plc
(SOFR + 3.35%),
0.00%, 11/3/2028(c) 1,030,000 1,030,878
(SOFR + 2.87%),
5.40%, 8/11/2033(c) 640,000 554,873
Lloyds Banking Group
plc, (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 4.98%,
8/11/2033(c) 460,000 393,572
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(c) 1,030,000 714,840
4,260,347
Hotels, Restaurants & Leisure 0.3%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 370,000 324,162
Oil, Gas & Consumable Fuels 0.7%
Harbour Energy plc,
5.50%, 10/15/2026(b) 700,000 630,665
SCC Power plc
4.00%, 12/31/2028(b)(e) 712,986 260,081
4.00%, 5/17/2032(b)(e) 386,200 27,249
917,995

46 - Statement of Investments - October 31, 2022 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Road & Rail 0.2%
Ashtead Capital, Inc.,
5.50%, 8/11/2032(b) 335,000 302,810
5,805,314
UNITED STATES 24.1%
Aerospace & Defense 0.4%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 507,434
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 880,000 739,200
Airlines 0.2%
Allegiant Travel Co.,
7.25%, 8/15/2027(b)(g) 155,000 145,707
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 172,900
318,607
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 757,000 662,071
Automobiles 0.2%
Ford Motor Co., 6.10%,
8/19/2032 210,000 192,214
Banks 3.4%
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(c) 550,000 502,272
JPMorgan Chase & Co.,
(SOFR + 2.08%),
4.91%, 7/25/2033(c)(g) 1,010,000 919,014
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(c) 1,255,000 1,117,649
US Bancorp
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 700,000 637,432
(SOFR + 2.09%),
5.85%, 10/21/2033(c) 1,080,000 1,076,355
4,252,722
Building Products 0.8%
Fortune Brands Home &
Security, Inc., 4.50%,
3/25/2052 185,000 122,061
MIWD Holdco II LLC,
5.50%, 2/1/2030(b) 65,000 50,137
Standard Industries, Inc.,
4.38%, 7/15/2030(b)(g) 1,035,000 836,849
1,009,047
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets 2.3%
Bank of New York
Mellon Corp. (The),
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 575,000 575,826
Morgan Stanley, (SOFR
+ 2.62%), 5.30%,
4/20/2037(c) 715,000 634,077
Northern Trust Corp.,
6.13%, 11/2/2032 1,576,000 1,577,285
2,787,188
Chemicals 1.2%
Albemarle Corp., 5.65%,
6/1/2052(g) 960,000 823,598
Celanese US Holdings
LLC, 6.38%,
7/15/2032(g) 400,000 363,953
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 505,000 286,588
1,474,139
Commercial Services & Supplies 0.6%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(b) EUR 480,000 377,054
4.63%, 6/1/2028(b) 225,000 183,974
6.00%, 6/1/2029(b) 310,000 215,232
776,260
Construction & Engineering 0.4%
Artera Services LLC,
9.03%, 12/4/2025(b) 585,000 488,861
Consumer Finance 0.9%
Ford Motor Credit Co.
LLC, 3.63%, 6/17/2031 1,500,000 1,166,513
Diversified Telecommunication Services 0.4%
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 650,000 562,445
Electric Utilities 0.8%
Duke Energy Corp.,
5.00%, 8/15/2052(g) 1,105,000 913,812
Entergy Louisiana LLC,
4.75%, 9/15/2052 220,000 183,106
1,096,918
Electrical Equipment 0.4%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 438,664
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc., 3.38%,
7/15/2031(b) EUR 950,000 700,204

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services 0.5%
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 586,666 576,400
Equity Real Estate Investment Trusts (REITs) 1.2%
HAT Holdings I LLC,
3.38%, 6/15/2026(b) 586,000 476,430
Uniti Group LP, 6.00%,
1/15/2030(b) 1,550,000 1,057,766
1,534,196
Food Products 0.8%
JBS USA LUX SA
5.75%, 4/1/2033(b) 355,000 319,905
6.50%, 12/1/2052(b) 705,000 618,764
938,669
Health Care Providers & Services 0.2%
Elevance Health, Inc.,
6.10%, 10/15/2052 275,000 280,317
Hotels, Restaurants & Leisure 0.5%
Carnival Holdings
Bermuda Ltd., 10.38%,
5/1/2028(b) 200,000 202,516
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b)(g) 505,000 393,663
596,179
Insurance 1.1%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(c) 1,070,000 947,506
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 440,334
1,387,840
Machinery 0.4%
Hillenbrand, Inc., 3.75%,
3/1/2031 375,000 300,000
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 320,000 224,000
524,000
Media 2.1%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(b)(g) 1,610,000 1,265,540
CSC Holdings LLC,
4.63%, 12/1/2030(b)(g) 800,000 575,818
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 322,000 15,697
Stagwell Global LLC,
5.63%, 8/15/2029(b) 897,000 773,663
2,630,718
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining 0.5%
Coeur Mining, Inc., 5.13%,
2/15/2029(b) 460,000 354,229
Novelis Corp., 3.88%,
8/15/2031(b)(g) 205,000 158,816
TMS International Corp.,
6.25%, 4/15/2029(b) 194,000 136,057
649,102
Oil, Gas & Consumable Fuels 1.6%
Boardwalk Pipelines LP,
3.60%, 9/1/2032 185,000 146,638
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(d) 1,698,000 1,408,270
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 517,943
2,072,851
Professional Services 0.5%
CoreLogic, Inc., 4.50%,
5/1/2028(b) 945,000 635,694
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030(g) 565,000 443,525
Specialty Retail 0.3%
AutoNation, Inc., 3.85%,
3/1/2032 495,000 385,333
Thrifts & Mortgage Finance 0.3%
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(b)(g) 485,000 365,899
30,193,210
Total Corporate Bonds
(cost $81,389,321) 66,553,667
Municipal Bond 0.4%
ARIZONA 0.4%
Arizona Industrial
Development Authority,
RB, Series A,3.00%,
2/1/2045 800,000 543,787
Total Municipal Bond
(cost $681,771) 543,787

48 - Statement of Investments - October 31, 2022 - Nationwide Amundi Strategic Income Fund
Foreign Government Security 0.3%
Principal
Amount ($) Value ($)
SERBIA 0.3%
Republic of Serbia, 2.05%,
9/23/2036 (b) EUR 600,000 325,530
Total Foreign Government Security
(cost $684,821) 325,530
Common Stock 0.2%
Shares
MEXICO 0.2%
Airlines 0.2%
Grupo Aeromexico SAB
de CV * 21,107 192,757
Total Common Stock
(cost $345,000) 192,757
Warrants 0.0%
†
Number of
Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026*∞ 21,088 0
Total Warrants
(cost $0)
0
Loan Participations 3.8%
Principal
Amount ($)
UNITED STATES 3.8%
Aerospace & Defense 0.3%
Propulsion (BC) Newco
LLC, Term Loan, (SOFR
+ 4.00%), 7.18%,
9/14/2029 (c) 420,000 406,350
Homefurnishing Retail 0.5%
Osmosis Buyer Ltd., Term
Loan, (SOFR + 4.00%),
–%, 7/31/2028 (c) 626,111 582,020
Industrial Services 0.2%
ASP LS Acquisition Corp.
1st Lien Team Loan,
(ICE LIBOR USD 3
Month + 4.50%), 7.38%,
5/7/2028 (c) 336,600 264,231
Media 0.6%
Radiate Holdco, LLC,
Term Loan, (ICE LIBOR
USD 1 Month + 3.25%),
7.00%, 9/25/2026 (c) 828,738 757,052
Metal Fabrication/Hardware 0.5%
Grinding Media Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
7.14%, 10/12/2028 (c) 683,100 584,051
Loan Participations
Principal
Amount ($) Value ($)
Oil & Gas Services 1.5%
ProFrac Holdings II, LLC,
Term Loan, (SOFR
+ 7.25%), 11.10%,
3/4/2025 (c) 1,781,053 1,825,579
Professional Services 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD
1 Month + 4.25%),
8.00%, 12/15/2028 (c) 275,915 211,864
Total Loan Participations
(cost $4,928,552)
4,631,147
Convertible Bonds 1.3%
Airlines 0.8%
Air Canada, 4.00%,
7/1/2025 803,000 952,759
Hotels, Restaurants & Leisure 0.5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 1,019,000 637,385
Pharmaceuticals 0.0%
†
Tricida, Inc., 3.50%,
5/15/2027 715,000 62,562
Total Convertible Bond
(cost  $2,551,625) 1,652,706
Convertible Preferred Stock 1.0%
Banks 1.0%
Wells Fargo & Co., 7.50%,
(g) 1,043 1,215,648
Total Convertible Preferred Stock
(cost  $1,496,424) 1,215,648

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Statement of Investments - 49
Repurchase Agreement 2.6%
Principal
Amount ($) Value ($)
CF Secured, LLC 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase
price $3,260,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$3,325,691. (i)(j) 3,260,210 3,260,210
Total Repurchase
Agreement
(cost $3,260,210)
3,260,210
Total Investments
(cost $137,772,386) — 94.6% 116,798,785
Other assets in excess of liabilities — 5.4% 6,693,928
NET ASSETS — 100.0%
$ 123,492,713
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 7 for further information. The interest
rate shown was the current rate as of October 31, 2022.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2022 was $74,538,019 which
represents 60.36% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2022.
(d) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2022. The maturity date reflects the next call date.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of October 31, 2022.
(g) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan
as of October 31, 2022 was $4,765,555, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $3,260,210 and by
$1,706,821 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $4,967,031.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2022 was
$3,260,210.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.

50 - Statement of Investments - October 31, 2022 - Nationwide Amundi Strategic Income Fund
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 4.77 USD 35,500,000 (405,969) (87,821) (493,790)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.82 USD 30,000,000 (423,000) 162,331 (260,669)
(828,969) 74,510 (754,459)
As of October 31, 2022, the Fund had $2,420,161 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Amundi Strategic Income Fund - October 31, 2022 - Statement of Investments - 51
Forward Foreign Currency Contracts outstanding as of October 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 6,457,720 EUR 6,559,000 Morgan Stanley Co., Inc. 11/17/2022 (31,031)
USD 361,357 GBP 318,000 Morgan Stanley Co., Inc. 12/15/2022 (3,861)
USD 209,664 MXN 4,257,135 Morgan Stanley Co., Inc. 12/15/2022 (3,497)
Total unrealized depreciation (38,389)
Net unrealized depreciation (38,389)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 54 12/2022 USD 11,036,672 (233,433)
U.S. Treasury Long Bond 12 12/2022 USD 1,446,000 (184,971)
Total long contracts (418,404)
Short Contracts
Euro-Bobl (10) 12/2022 EUR (1,182,639) 28,926
Euro-Bund (23) 12/2022 EUR (3,146,707) 141,096
U.S. Treasury 5 Year Note (21) 12/2022 USD (2,238,469) 11,267
U.S. Treasury 10 Year Note (57) 12/2022 USD (6,303,844) 384,974
U.S. Treasury 10 Year Ultra Note (148) 12/2022 USD (17,165,687) 1,140,067
U.S. Treasury Ultra Bond (33) 12/2022 USD (4,212,656) 592,348
USD 10 Year Interest Rate Swap (27) 12/2022 USD (2,396,672) 132,123
Total short contracts 2,430,801
Net contracts 2,012,397
As of October 31, 2022, the Fund had $962,658 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - October 31, 2022 - Nationwide Bailard International Equities Fund
Common Stocks 99.4%
Shares Value ($)
AUSTRALIA 9.5%
Banks 0.9%
National Australia Bank Ltd. 60,000 1,240,838
Capital Markets 1.4%
ASX Ltd. 20,000 864,263
Macquarie Group Ltd. 10,000 1,078,039
1,942,302
Commercial Services & Supplies 0.7%
Brambles Ltd. 138,000 1,029,279
Equity Real Estate Investment Trusts (REITs) 0.6%
Goodman Group 75,000 816,899
Food & Staples Retailing 0.6%
Woolworths Group Ltd. (a) 40,000 843,556
Health Care Providers & Services 0.7%
Sonic Healthcare Ltd. 45,000 941,050
Metals & Mining 3.7%
BHP Group Ltd. 65,000 1,556,349
BHP Group Ltd. 50,000 1,190,665
Glencore plc 225,000 1,285,992
Rio Tinto plc 27,000 1,404,819
5,437,825
Multiline Retail 0.8%
Wesfarmers Ltd. 40,000 1,158,509
Oil, Gas & Consumable Fuels 0.1%
Woodside Energy Group Ltd. 9,035 208,438
13,618,696
BRAZIL 1.0%
Chemicals 0.4%
Yara International ASA 12,000 535,064
Oil, Gas & Consumable Fuels 0.6%
Petroleo Brasileiro SA, ADR 65,000 833,300
1,368,364
CANADA 4.1%
Banks 0.6%
Canadian Imperial Bank of
Commerce 20,000 908,283
Chemicals 1.1%
Nutrien Ltd. 18,000 1,520,887
Diversified Telecommunication Services 0.5%
BCE, Inc. (a) 15,000 676,588
Insurance 0.7%
Sun Life Financial, Inc. 25,000 1,061,768
Oil, Gas & Consumable Fuels 1.2%
Suncor Energy, Inc. 50,000 1,719,823
5,887,349
CHINA 1.0%
Automobiles 0.2%
BYD Co. Ltd.
, Class H
15,000 336,019
Banks 0.3%
China Construction Bank Corp.
,
Class H
850,000 451,669
Interactive Media & Services 0.3%
Tencent Holdings Ltd. 15,000 393,596
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd., ADR * 5,000 317,900
1,499,184
COLOMBIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Ecopetrol SA, ADR (a) 80,000 788,800
DENMARK 2.4%
Marine 0.9%
AP Moller - Maersk A/S
, Class B
600 1,252,802
Pharmaceuticals 1.5%
Novo Nordisk A/S
, Class B
20,000 2,173,506
3,426,308
FRANCE 12.0%
Banks 0.5%
BNP Paribas SA 15,000 702,718
Beverages 0.6%
Pernod Ricard SA 5,000 877,237
Building Products 0.6%
Cie de Saint-Gobain 20,000 817,072
Chemicals 1.5%
Air Liquide SA 16,500 2,155,210
Insurance 1.0%
AXA SA 60,000 1,480,802
IT Services 0.6%
Capgemini SE 5,000 820,361
Oil, Gas & Consumable Fuels 1.5%
TotalEnergies SE 40,000 2,186,012
Personal Products 1.3%
L'Oreal SA 6,000 1,883,784
Pharmaceuticals 1.2%
Sanofi 20,000 1,726,934
Software 0.6%
Dassault Systemes SE 25,000 837,009
Textiles, Apparel & Luxury Goods 2.6%
Hermes International 900 1,165,591
LVMH Moet Hennessy Louis
Vuitton SE 4,000 2,523,505
3,689,096
17,176,235
GERMANY 4.8%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered) 33,000 1,170,842
Automobiles 0.6%
Bayerische Motoren Werke AG 10,000 785,856
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 50,000 947,078
Insurance 1.3%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 7,000 1,849,407

Nationwide Bailard International Equities Fund - October 31, 2022 - Statement of Investments - 53
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 1.4%
Bayer AG (Registered) 20,000 1,052,141
Merck KGaA 6,000 978,424
2,030,565
6,783,748
HONG KONG 2.1%
Capital Markets 0.3%
Hong Kong Exchanges & Clearing
Ltd. 14,000 371,694
Industrial Conglomerates 0.5%
Jardine Matheson Holdings Ltd. 15,000 690,606
Insurance 0.8%
AIA Group Ltd. 150,000 1,132,755
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 140,000 774,260
2,969,315
INDIA 0.7%
IT Services 0.7%
Infosys Ltd., ADR 50,000 936,500
ISRAEL 0.5%
Software 0.5%
Check Point Software
Technologies Ltd. * 6,000 775,380
ITALY 1.8%
Automobiles 0.6%
Ferrari NV 4,000 789,353
Electric Utilities 0.5%
Enel SpA 150,000 670,781
Electrical Equipment 0.7%
Prysmian SpA 35,000 1,141,148
2,601,282
JAPAN 19.1%
Auto Components 0.5%
Bridgestone Corp. 20,900 753,216
Automobiles 2.3%
Honda Motor Co. Ltd. 45,000 1,020,235
Suzuki Motor Corp. 20,000 674,807
Toyota Motor Corp. 60,000 832,240
Yamaha Motor Co. Ltd. 45,000 928,581
3,455,863
Banks 0.7%
Mitsubishi UFJ Financial Group,
Inc. 200,000 948,120
Beverages 0.7%
Kirin Holdings Co. Ltd. 65,000 955,905
Chemicals 0.7%
Shin-Etsu Chemical Co. Ltd. 10,000 1,044,201
Electrical Equipment 0.6%
Mitsubishi Electric Corp. 100,000 880,431
Electronic Equipment, Instruments & Components 0.6%
Murata Manufacturing Co. Ltd. 17,000 833,959
Common Stocks
Shares Value ($)
JAPAN
Entertainment 0.7%
Nintendo Co. Ltd. 25,000 1,018,746
Health Care Equipment & Supplies 1.6%
Hoya Corp. 12,000 1,118,845
Olympus Corp. 55,000 1,160,484
2,279,329
Household Durables 1.4%
Panasonic Holdings Corp. 125,000 894,344
Sekisui Chemical Co. Ltd. 40,000 498,834
Sony Group Corp. 10,000 677,127
2,070,305
Industrial Conglomerates 0.5%
Hitachi Ltd. 15,000 679,461
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 50,000 791,047
IT Services 1.3%
Fujitsu Ltd. 7,000 805,573
NEC Corp. 30,000 993,194
1,798,767
Personal Products 0.5%
Kao Corp. 20,000 750,546
Pharmaceuticals 0.9%
Astellas Pharma, Inc. 90,000 1,238,087
Professional Services 0.9%
Recruit Holdings Co. Ltd. 43,000 1,319,767
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 15,000 788,527
Tokyo Electron Ltd. 2,500 661,158
1,449,685
Technology Hardware, Storage & Peripherals 0.6%
Canon, Inc. 40,000 851,071
Tobacco 0.3%
Japan Tobacco, Inc. 25,000 414,187
Trading Companies & Distributors 1.9%
ITOCHU Corp. 40,000 1,034,751
Marubeni Corp. 100,000 875,685
Mitsubishi Corp. 35,000 948,234
2,858,670
Wireless Telecommunication Services 0.8%
KDDI Corp. 37,000 1,092,560
27,483,923
LUXEMBOURG 0.5%
Metals & Mining 0.5%
ArcelorMittal SA 30,000 671,664
NETHERLANDS 4.4%
Food & Staples Retailing 1.0%
Koninklijke Ahold Delhaize NV 50,000 1,395,335
Oil, Gas & Consumable Fuels 0.8%
Shell plc 40,000 1,108,724
Professional Services 1.6%
Randstad NV 20,000 995,833
Wolters Kluwer NV 13,000 1,381,722
2,377,555

54 - Statement of Investments - October 31, 2022 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment 1.0%
ASML Holding NV (Registered),
NYRS 3,000 1,417,260
6,298,874
NORWAY 2.6%
Banks 0.9%
DNB Bank ASA 70,000 1,235,032
Diversified Telecommunication Services 0.3%
Telenor ASA 50,000 454,293
Food Products 0.5%
Mowi ASA 50,000 744,872
Metals & Mining 0.9%
Norsk Hydro ASA 200,000 1,266,806
3,701,003
PORTUGAL 1.0%
Electric Utilities 0.5%
EDP - Energias de Portugal SA 150,000 655,323
Food & Staples Retailing 0.5%
Jeronimo Martins SGPS SA 40,000 829,165
1,484,488
SINGAPORE 1.9%
Banks 1.1%
DBS Group Holdings Ltd. 65,000 1,569,469
Semiconductors & Semiconductor Equipment 0.8%
STMicroelectronics NV 35,000 1,091,074
2,660,543
SOUTH AFRICA 0.9%
Metals & Mining 0.9%
Anglo American plc 45,000 1,346,143
SOUTH KOREA 1.1%
Banks 0.5%
KB Financial Group, Inc. 20,000 672,792
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd. 20,000 831,670
1,504,462
SPAIN 2.1%
Banks 0.7%
Banco Bilbao Vizcaya Argentaria
SA 200,000 1,027,765
Electric Utilities 1.0%
Iberdrola SA 125,000 1,269,778
Gas Utilities 0.4%
Naturgy Energy Group SA 25,000 641,374
2,938,917
SWITZERLAND 2.6%
Capital Markets 0.6%
UBS Group AG (Registered) 50,000 791,652
Insurance 0.9%
Zurich Insurance Group AG 3,000 1,279,139
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 1.1%
Novartis AG (Registered) 20,000 1,621,011
3,691,802
TAIWAN 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 15,000 923,250
UNITED KINGDOM 14.0%
Aerospace & Defense 1.3%
BAE Systems plc 200,000 1,867,908
Banks 1.2%
Barclays plc 570,000 970,460
HSBC Holdings plc 150,000 769,389
1,739,849
Beverages 1.4%
Diageo plc 50,000 2,061,305
Capital Markets 0.6%
3i Group plc 60,000 797,649
Electric Utilities 0.6%
SSE plc 45,000 803,348
Hotels, Restaurants & Leisure 0.6%
Compass Group plc 40,000 842,439
Household Products 0.8%
Reckitt Benckiser Group plc 18,000 1,192,527
Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd. 200,000 991,590
Oil, Gas & Consumable Fuels 2.0%
BP plc 500,000 2,773,872
Personal Products 1.3%
Unilever plc 40,000 1,819,476
Pharmaceuticals 1.0%
AstraZeneca plc, ADR 25,000 1,470,250
Professional Services 1.6%
Intertek Group plc 12,000 502,534
RELX plc 68,000 1,827,857
2,330,391
Textiles, Apparel & Luxury Goods 0.9%
Burberry Group plc 60,000 1,248,865
19,939,469
UNITED STATES 8.1%
Automobiles 0.6%
Stellantis NV 65,000 875,165
Biotechnology 0.5%
CSL Ltd. (a) 4,000 716,843
Electrical Equipment 0.7%
Schneider Electric SE 8,000 1,012,440
Food Products 2.3%
Nestle SA (Registered) 30,000 3,265,241
Pharmaceuticals 3.2%
GSK plc 96,000 1,573,122
Roche Holding AG 9,000 2,991,160
4,564,282

Nationwide Bailard International Equities Fund - October 31, 2022 - Statement of Investments - 55
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors 0.8%
Ferguson plc 10,000 1,089,611
11,523,582
Total Common Stocks
(cost $144,193,325) 141,999,281
Exchange Traded Fund 0.3%
UNITED STATES 0.3%
VanEck Vietnam ETF (a) 35,000 408,800
Total Exchange Traded Fund
(cost $622,056) 408,800
Repurchase Agreement 1.1%
Principal
Amount ($)
CF Secured, LLC, 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase price
$1,613,840, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052; total
market value $1,646,117.(b)
(c) 1,613,706 1,613,706
Total Repurchase Agreement
(cost $1,613,706) 1,613,706
Total Investments
(cost $146,429,087) — 100.8% 144,021,787
Liabilities in excess of other assets — (0.8)% (1,210,211)
NET ASSETS — 100.0%
$ 142,811,576
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $2,871,668, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,613,706 and by $1,418,889 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 3.25%, and maturity
dates ranging from 3/31/2023 – 2/15/2048, a total value of
$3,032,595.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $1,613,706.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NYRS New York Registry Shares
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - October 31, 2022 - Nationwide Global Sustainable Equity Fund
Common Stocks 99 .2%
Shares Value ($)
CANADA 2 .4%
Road & Rail 2 .4%
Canadian Pacific Railway Ltd. 14,830 1,104,687
CHINA 1 .6%
Automobiles 0 .3%
Li Auto, Inc., ADR *(a) 10,124 137,889
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Insurance 0 .4%
Ping An Insurance Group Co. of
China Ltd.
, Class H
51,000 204,092
Interactive Media & Services 0 .4%
Tencent Holdings Ltd. 7,900 207,294
Semiconductors & Semiconductor Equipment 0 .5%
NXP Semiconductors NV 1,482 216,491
765,766
DENMARK 1 .3%
Biotechnology 1 .3%
Genmab A/S * 1,617 623,613
FINLAND 1 .2%
Machinery 1 .2%
Metso Outotec OYJ 75,225 569,908
FRANCE 5 .7%
Auto Components 1 .1%
Cie Generale des Etablissements
Michelin SCA 19,444 495,274
Banks 1 .0%
Societe Generale SA 21,246 486,998
Entertainment 0 .8%
Ubisoft Entertainment SA * 12,908 353,877
Food Products 0 .8%
Danone SA 7,687 382,180
Insurance 2 .0%
AXA SA 38,683 954,697
2,673,026
GERMANY 0 .8%
Machinery 0 .8%
Knorr-Bremse AG 7,990 359,683
INDIA 1 .6%
Banks 1 .6%
Axis Bank Ltd., GDR Reg. S 13,537 730,998
INDONESIA 1 .5%
Banks 1 .5%
Bank Mandiri Persero Tbk. PT 1,001,800 677,780
ITALY 1 .1%
Electrical Equipment 1 .1%
Prysmian SpA 16,059 523,591
JAPAN 4 .4%
Diversified Telecommunication Services 0 .7%
Nippon Telegraph & Telephone
Corp. 12,400 341,337
Common Stocks
Shares Value ($)
JAPAN
Household Durables 1 .4%
Sony Group Corp. 9,500 643,270
Professional Services 0 .9%
TechnoPro Holdings, Inc. 17,414 413,362
Wireless Telecommunication Services 1 .4%
SoftBank Group Corp. 15,500 666,581
2,064,550
NETHERLANDS 0 .6%
Health Care Equipment & Supplies 0 .6%
Koninklijke Philips NV 21,570 273,107
NORWAY 3 .5%
Metals & Mining 0 .8%
Norsk Hydro ASA 59,784 378,673
Oil, Gas & Consumable Fuels 2 .7%
Equinor ASA 34,810 1,268,014
1,646,687
SWITZERLAND 0 .8%
Health Care Equipment & Supplies 0 .8%
Alcon, Inc. 6,320 384,435
UNITED KINGDOM 11 .4%
Capital Markets 2 .0%
London Stock Exchange Group plc 10,489 909,481
Chemicals 2 .7%
Linde plc 4,060 1,207,241
Electronic Equipment, Instruments & Components 1 .2%
Spectris plc 15,920 550,728
Personal Products 1 .5%
Unilever plc 15,328 699,710
Pharmaceuticals 1 .5%
AstraZeneca plc 6,135 719,761
Software 1 .2%
Sage Group plc (The) 69,817 581,289
Trading Companies & Distributors 1 .3%
Ashtead Group plc 11,789 613,510
5,281,720
UNITED STATES 61 .3%
Auto Components 1 .5%
Aptiv plc * 7,730 703,971
Automobiles 0 .4%
Rivian Automotive, Inc.
, Class A
*(a) 4,800 167,856
Banks 1 .7%
Wells Fargo & Co. 17,658 812,091
Biotechnology 3 .7%
AbbVie, Inc. 5,941 869,762
Vertex Pharmaceuticals, Inc. * 2,713 846,456
1,716,218
Capital Markets 2 .4%
Ameriprise Financial, Inc. 3,677 1,136,634
Chemicals 1 .5%
Ecolab, Inc. 4,550 714,669

Nationwide Global Sustainable Equity Fund - October 31, 2022 - Statement of Investments - 57
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies 2 .3%
Montrose Environmental Group,
Inc. * 13,779 603,244
MSA Safety, Inc. 3,532 474,136
1,077,380
Consumer Finance 0 .8%
SLM Corp. 22,122 367,004
Electrical Equipment 1 .4%
Regal Rexnord Corp. (a) 3,008 380,632
Shoals Technologies Group, Inc.
,
Class A
* 12,442 287,535
668,167
Entertainment 2 .6%
Electronic Arts, Inc. 5,139 647,309
Netflix, Inc. * 1,874 546,983
1,194,292
Food & Staples Retailing 1 .6%
Costco Wholesale Corp. 1,458 731,187
Health Care Providers & Services 4 .4%
Laboratory Corp. of America
Holdings 2,808 622,983
UnitedHealth Group, Inc. 2,529 1,403,974
2,026,957
Hotels, Restaurants & Leisure 2 .3%
Starbucks Corp. 7,726 668,994
Sweetgreen, Inc.
, Class A
*(a) 20,428 379,961
1,048,955
Insurance 1 .7%
Marsh & McLennan Cos., Inc. 4,981 804,382
IT Services 7 .4%
Akamai Technologies, Inc. * 13,632 1,204,114
Fidelity National Information
Services, Inc. 5,979 496,197
Okta, Inc. * 3,771 211,629
Snowflake, Inc.
, Class A
* 1,662 266,419
Visa, Inc.
, Class A
(a) 6,091 1,261,811
3,440,170
Leisure Products 0 .7%
Brunswick Corp. 4,848 342,608
Life Sciences Tools & Services 1 .0%
Bio-Rad Laboratories, Inc.
, Class
A
* 1,282 450,892
Machinery 2 .0%
Ingersoll Rand, Inc. 18,087 913,394
Oil, Gas & Consumable Fuels 2 .8%
Hess Corp. 9,287 1,310,210
Pharmaceuticals 2 .2%
Eli Lilly & Co. 2,808 1,016,749
Semiconductors & Semiconductor Equipment 3 .5%
Advanced Micro Devices, Inc. * 5,981 359,219
Micron Technology, Inc. 8,490 459,309
ON Semiconductor Corp. * 4,729 290,502
Universal Display Corp. 5,444 518,378
1,627,408
Software 10 .8%
Adobe, Inc. * 2,538 808,353
Cadence Design Systems, Inc. * 4,000 605,560
Common Stocks
Shares Value ($)
UNITED STATES
Software
Microsoft Corp. 7,773 1,804,347
Salesforce, Inc. * 2,712 440,944
Splunk, Inc. * 4,377 363,772
VMware, Inc.
, Class A
8,709 980,025
5,003,001
Specialty Retail 2 .6%
TJX Cos., Inc. (The) 16,527 1,191,597
28,465,792
Total Common Stocks
(cost $40,181,995) 46,145,343
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC, 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase price
$564,235, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052; total
market value $575,519.(b)(c) 564,187 564,187
Total Repurchase Agreement
(cost $564,187) 564,187
Total Investments
(cost $40,746,182) — 100.4% 46,709,530
Liabilities in excess of other assets — (0.4)% (200,695)
NET ASSETS — 100.0%
$ 46,508,835
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $2,303,600, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $564,187 and by $1,833,112 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 11/15/2022 – 5/15/2052, a total value of $2,397,299.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $564,187.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

58 - Statement of Investments - October 31, 2022 - Nationwide Global Sustainable Equity Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

Nationwide International Small Cap Fund - October 31, 2022 - Statement of Investments - 59
Common Stocks 97.0%
Shares Value ($)
AUSTRALIA 7.5%
Chemicals 0.3%
Nufarm Ltd. 411,294 1,456,263
Construction Materials 0.1%
CSR Ltd. 143,457 422,044
Consumer Finance 0.4%
Credit Corp. Group Ltd. 158,353 1,885,167
Containers & Packaging 0.4%
Orora Ltd. 1,212,479 2,340,347
Distributors 0.2%
Bapcor Ltd. (a) 220,255 927,563
Diversified Financial Services 0.4%
Omni Bridgeway Ltd. *(a) 807,211 2,324,614
Equity Real Estate Investment Trusts (REITs) 1.2%
Charter Hall Group 346,998 2,859,251
Vicinity Ltd. 2,851,783 3,547,738
6,406,989
Food & Staples Retailing 0.3%
GrainCorp Ltd.
, Class A
(a) 76,202 406,980
Metcash Ltd. (a) 516,941 1,356,103
1,763,083
Food Products 0.2%
Elders Ltd. (a) 152,564 1,272,556
Hotels, Restaurants & Leisure 0.1%
Flight Centre Travel Group Ltd.
*(a) 52,415 556,218
Internet & Direct Marketing Retail 0.3%
Temple & Webster Group Ltd. *(a) 431,625 1,536,954
IT Services 0.4%
Tyro Payments Ltd. *(a) 2,379,341 2,308,884
Metals & Mining 1.8%
Bellevue Gold Ltd. * 2,485,081 1,169,614
IGO Ltd. 245,382 2,375,980
Mineral Resources Ltd. 45,180 2,093,952
OZ Minerals Ltd. (a) 69,387 1,065,064
Pilbara Minerals Ltd. * 813,833 2,633,781
9,338,391
Oil, Gas & Consumable Fuels 0.5%
Whitehaven Coal Ltd. 463,206 2,671,630
Software 0.1%
SiteMinder Ltd. * 199,626 394,613
Specialty Retail 0.3%
Lovisa Holdings Ltd. (a) 68,832 1,070,259
Nick Scali Ltd. 113,600 728,872
1,799,131
Thrifts & Mortgage Finance 0.3%
Liberty Financial Group Ltd. Reg.
S 724,102 1,670,170
Trading Companies & Distributors 0.2%
Seven Group Holdings Ltd. (a) 92,823 1,085,072
Transportation Infrastructure 0.0%
†
Atlas Arteria Ltd. 51,171 215,795
40,375,484
Common Stocks
Shares Value ($)
AUSTRIA 2.2%
Banks 1.3%
Addiko Bank AG 182,980 1,935,092
BAWAG Group AG Reg. S *(b) 105,337 5,083,854
7,018,946
Construction Materials 0.2%
Wienerberger AG 39,071 892,353
Electronic Equipment, Instruments & Components 0.0%
†
AT&S Austria Technologie &
Systemtechnik AG 7,898 243,624
Machinery 0.7%
ANDRITZ AG 76,655 3,558,688
11,713,611
BELGIUM 1.0%
Banks 0.4%
KBC Ancora 55,986 1,988,579
Equity Real Estate Investment Trusts (REITs) 0.6%
Aedifica SA 40,700 3,103,038
5,091,617
BRAZIL 4.3%
IT Services 0.8%
Locaweb Servicos de Internet SA
Reg. S *(b) 1,983,200 4,196,375
Road & Rail 0.9%
Rumo SA 1,114,300 4,776,034
Software 1.2%
TOTVS SA * 997,700 6,404,749
Water Utilities 0.5%
Cia de Saneamento Basico do
Estado de Sao Paulo * 247,900 2,884,288
Wireless Telecommunication Services 0.9%
TIM SA * 1,940,400 4,958,529
23,219,975
BURKINA FASO 0.4%
Metals & Mining 0.4%
Endeavour Mining plc (a) 121,486 2,160,682
CANADA 4.0%
Chemicals 0.3%
EcoSynthetix, Inc. *(a) 593,107 1,867,676
Entertainment 0.3%
Boat Rocker Media, Inc. * 667,303 1,361,693
Equity Real Estate Investment Trusts (REITs) 0.4%
Boardwalk REIT 56,014 1,993,290
IT Services 0.6%
Nuvei Corp. Reg. S * 108,612 3,265,963
Metals & Mining 0.3%
Stelco Holdings, Inc. (a) 58,015 1,461,074
Oil, Gas & Consumable Fuels 0.8%
MEG Energy Corp. * 152,268 2,276,728
Parex Resources, Inc. 142,358 2,171,394
4,448,122

60 - Statement of Investments - October 31, 2022 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
CANADA
Real Estate Management & Development 0.5%
Colliers International Group, Inc.
(a) 29,515 2,770,058
Software 0.8%
Lightspeed Commerce, Inc. *(a) 230,592 4,418,732
21,586,608
CHINA 1.2%
Auto Components 0.1%
Minth Group Ltd. 403,677 792,412
Automobiles 0.0%
†
Niu Technologies, ADR *(a) 56,869 148,997
Gas Utilities 0.4%
Beijing Enterprises Holdings Ltd. 828,500 2,099,564
Independent Power and Renewable Electricity Producers
0.3%
China Datang Corp. Renewable
Power Co. Ltd.
, Class H
(a) 5,452,000 1,470,627
Machinery 0.3%
Airtac International Group 62,432 1,434,009
Software 0.1%
Kingdee International Software
Group Co. Ltd. * 257,700 421,760
6,367,369
DENMARK 1.0%
Beverages 0.2%
Royal Unibrew A/S 18,602 1,061,259
Biotechnology 0.8%
Ascendis Pharma A/S, ADR *(a) 18,311 2,105,765
Zealand Pharma A/S * 75,435 1,941,204
4,046,969
5,108,228
EGYPT 0.4%
Oil, Gas & Consumable Fuels 0.4%
Energean plc 115,647 1,897,849
FINLAND 0.6%
Chemicals 0.4%
Kemira OYJ 165,537 2,183,864
Machinery 0.2%
Wartsila OYJ Abp (a) 120,957 823,272
3,007,136
FRANCE 2.9%
Capital Markets 0.3%
Rothschild & Co. 51,902 1,840,508
Construction Materials 0.2%
Imerys SA 15,472 633,271
Vicat SA 29,892 685,346
1,318,617
Energy Equipment & Services 0.2%
Vallourec SA * 92,646 988,386
Gas Utilities 0.4%
Rubis SCA 92,855 2,108,718
Common Stocks
Shares Value ($)
FRANCE
Household Durables 0.3%
Kaufman & Broad SA (a) 76,048 1,848,799
Media 0.9%
JCDecaux SE * 330,649 4,169,411
Oil, Gas & Consumable Fuels 0.2%
Gaztransport Et Technigaz SA 9,399 1,094,723
Road & Rail 0.4%
ALD SA Reg. S (b) 179,818 1,917,809
15,286,971
GERMANY 2.7%
Aerospace & Defense 0.9%
Hensoldt AG 222,470 5,232,655
Biotechnology 0.2%
Immatics NV * 74,100 837,330
Electronic Equipment, Instruments & Components 0.7%
Jenoptik AG 175,412 3,851,950
Life Sciences Tools & Services 0.3%
Evotec SE * 71,180 1,359,459
Professional Services 0.2%
Bertrandt AG 36,137 1,076,731
Semiconductors & Semiconductor Equipment 0.4%
AIXTRON SE 89,670 2,205,741
14,563,866
HONG KONG 1.9%
Banks 0.6%
Dah Sing Financial Holdings Ltd. 1,524,000 3,015,696
Food Products 0.2%
Vitasoy International Holdings Ltd.
*(a) 526,000 897,995
Hotels, Restaurants & Leisure 0.9%
Mandarin Oriental International
Ltd. * 1,246,800 2,058,775
Melco Resorts & Entertainment
Ltd., ADR *(a) 622,511 3,405,136
5,463,911
Specialty Retail 0.1%
Luk Fook Holdings International
Ltd. 79,000 171,731
Pou Sheng International Holdings
Ltd. 8,498,000 427,619
599,350
Textiles, Apparel & Luxury Goods 0.1%
Chow Sang Sang Holdings
International Ltd. 360,000 332,116
10,309,068
HUNGARY 0.1%
Oil, Gas & Consumable Fuels 0.1%
MOL Hungarian Oil & Gas plc 44,866 269,480
INDIA 0.1%
Internet & Direct Marketing Retail 0.1%
Zomato Ltd. * 633,189 481,587

Nationwide International Small Cap Fund - October 31, 2022 - Statement of Investments - 61
Common Stocks
Shares Value ($)
IRELAND 0.9%
Banks 0.9%
AIB Group plc 1,625,237 4,698,213
ISRAEL 1.2%
IT Services 0.3%
Wix.com Ltd. * 19,897 1,673,338
Real Estate Management & Development 0.9%
Melisron Ltd. 60,568 4,491,971
6,165,309
ITALY 2.9%
Construction Materials 0.2%
Buzzi Unicem SpA 58,243 967,727
Diversified Financial Services 0.7%
BFF Bank SpA Reg. S (b) 529,415 3,735,735
Gas Utilities 0.6%
Italgas SpA 596,862 3,079,110
Life Sciences Tools & Services 0.6%
Stevanato Group SpA (a) 203,113 3,420,423
Textiles, Apparel & Luxury Goods 0.8%
OVS SpA Reg. S (b) 1,408,672 2,631,267
Salvatore Ferragamo SpA 101,805 1,497,044
4,128,311
15,331,306
JAPAN 26.5%
Air Freight & Logistics 0.2%
Yamato Holdings Co. Ltd. 56,800 840,561
Auto Components 0.3%
Ichikoh Industries Ltd. 36,100 103,108
Koito Manufacturing Co. Ltd. 8,800 124,998
Musashi Seimitsu Industry Co. Ltd. 114,200 1,317,658
1,545,764
Automobiles 0.4%
Yamaha Motor Co. Ltd. 100,330 2,070,324
Banks 1.2%
Bank of Kyoto Ltd. (The) 80,316 2,893,342
Fukuoka Financial Group, Inc. 202,400 3,434,340
6,327,682
Building Products 0.1%
Sekisui Jushi Corp. 38,400 439,833
Capital Markets 0.3%
Ichiyoshi Securities Co. Ltd. 420,770 1,705,629
Chemicals 2.1%
Air Water, Inc. 100,500 1,123,354
Denka Co. Ltd. 22,400 518,660
JSR Corp. 93,582 1,781,930
Kansai Paint Co. Ltd. 70,300 916,695
Lintec Corp. 32,100 481,580
MEC Co. Ltd. 31,600 504,297
Mitsubishi Gas Chemical Co., Inc. 56,100 713,354
Nippon Shokubai Co. Ltd. 14,400 516,875
NOF Corp. 29,700 1,022,046
Shin-Etsu Polymer Co. Ltd. 85,400 709,656
Showa Denko KK 60,100 877,171
Teijin Ltd. 61,000 553,572
Tokyo Ohka Kogyo Co. Ltd. 42,400 1,829,086
11,548,276
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0.2%
Park24 Co. Ltd. * 92,900 1,239,299
Construction & Engineering 1.2%
COMSYS Holdings Corp. 58,600 958,795
EXEO Group, Inc. 62,300 912,572
JGC Holdings Corp. 87,200 1,050,066
Kumagai Gumi Co. Ltd. 30,700 518,844
Kyudenko Corp. 31,800 673,888
MIRAIT ONE Corp. 55,800 536,058
SHO-BOND Holdings Co. Ltd. 17,300 747,771
Toyo Construction Co. Ltd. 60,600 366,237
Yokogawa Bridge Holdings Corp. 35,600 472,874
6,237,105
Consumer Finance 0.1%
Marui Group Co. Ltd. 41,100 677,951
Containers & Packaging 0.3%
FP Corp. 75,400 1,793,030
Diversified Financial Services 0.6%
Tokyo Century Corp. 100,800 3,434,670
Diversified Telecommunication Services 0.3%
JTOWER, Inc. *(a) 39,000 1,585,380
Electric Utilities 0.7%
Kyushu Electric Power Co., Inc. 705,600 3,484,422
Electrical Equipment 0.2%
Ushio, Inc. 82,800 858,145
Electronic Equipment, Instruments & Components 0.4%
Ibiden Co. Ltd. 60,700 2,051,325
Entertainment 0.2%
Square Enix Holdings Co. Ltd. 19,785 884,652
Equity Real Estate Investment Trusts (REITs) 1.1%
Comforia Residential REIT, Inc. 1,270 2,694,138
Frontier Real Estate Investment
Corp. 903 3,187,702
5,881,840
Food Products 1.3%
Calbee, Inc. 345,500 6,938,857
Health Care Equipment & Supplies 1.0%
Asahi Intecc Co. Ltd. 174,400 2,969,624
Mani, Inc. 150,300 2,192,398
5,162,022
Hotels, Restaurants & Leisure 3.5%
Food & Life Cos. Ltd. 856,600 14,372,320
Kyoritsu Maintenance Co. Ltd. (a) 112,400 4,631,605
19,003,925
Household Durables 0.5%
Nikon Corp. 292,900 2,832,311
IT Services 0.5%
Comture Corp. 36,712 596,884
GMO Financial Gate, Inc. 4,670 435,641
NET One Systems Co. Ltd. 51,740 1,064,214
Simplex Holdings, Inc. 39,460 630,255
2,726,994
Leisure Products 0.5%
Universal Entertainment Corp. *(a) 196,400 2,639,297

62 - Statement of Investments - October 31, 2022 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery 2.5%
Amada Co. Ltd. 236,700 1,665,603
Ebara Corp. 38,200 1,239,869
Fuji Corp. 75,200 994,593
Giken Ltd. 18,500 397,754
Hino Motors Ltd. 146,700 609,368
IHI Corp. 59,200 1,320,873
Japan Steel Works Ltd. (The) 21,500 444,252
Kawasaki Heavy Industries Ltd. 73,000 1,238,575
Max Co. Ltd. 43,600 622,349
Miura Co. Ltd. 35,900 732,179
Nabtesco Corp. 62,000 1,318,496
NSK Ltd. 117,200 618,802
Shibaura Machine Co. Ltd. 19,000 369,124
Sumitomo Heavy Industries Ltd.
(a) 60,000 1,135,732
THK Co. Ltd. 62,200 1,085,804
13,793,373
Media 1.0%
Hakuhodo DY Holdings, Inc. 542,654 4,580,034
Kadokawa Corp. 39,560 708,423
5,288,457
Multiline Retail 0.1%
Seria Co. Ltd. 34,500 564,026
Professional Services 0.9%
BayCurrent Consulting, Inc. 26,130 735,680
dip Corp. 78,200 2,188,333
Nihon M&A Center Holdings, Inc. 83,100 939,636
TechnoPro Holdings, Inc. 33,100 785,706
4,649,355
Real Estate Management & Development 1.3%
Heiwa Real Estate Co. Ltd. 151,100 4,194,902
Tokyo Tatemono Co. Ltd. 256,600 3,527,574
7,722,476
Road & Rail 1.1%
Fukuyama Transporting Co. Ltd. 130,500 2,845,848
Seino Holdings Co. Ltd. 417,000 3,200,128
6,045,976
Semiconductors & Semiconductor Equipment 0.5%
Ulvac, Inc. 66,700 2,634,836
Software 0.2%
Sansan, Inc. *(a) 87,208 862,969
Specialty Retail 0.2%
JINS Holdings, Inc. 30,300 907,824
Textiles, Apparel & Luxury Goods 0.4%
Asics Corp. 135,100 2,073,137
Trading Companies & Distributors 0.6%
Inaba Denki Sangyo Co. Ltd. 52,700 984,099
Sojitz Corp. 104,080 1,534,999
Yamazen Corp. 77,600 482,486
3,001,584
Transportation Infrastructure 0.5%
Japan Airport Terminal Co. Ltd. * 58,500 2,502,397
141,955,704
LUXEMBOURG 0.2%
Automobiles 0.0%
†
Arrival SA *(a) 202,945 156,998
Common Stocks
Shares Value ($)
LUXEMBOURG
Personal Products 0.2%
L'Occitane International SA 447,000 1,099,325
1,256,323
MEXICO 0.6%
Real Estate Management & Development 0.6%
Corp. Inmobiliaria Vesta SAB de
CV 1,448,500 3,148,055
NETHERLANDS 1.6%
Biotechnology 0.3%
Merus NV *(a) 79,545 1,630,673
Chemicals 0.2%
Corbion NV (a) 32,260 859,510
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV Reg. S *(b) 2,157,390 958,712
Real Estate Management & Development 0.1%
CTP NV Reg. S (b) 72,640 753,099
Semiconductors & Semiconductor Equipment 0.8%
BE Semiconductor Industries NV 87,633 4,470,227
8,672,221
NEW ZEALAND 0.2%
Building Products 0.2%
Fletcher Building Ltd. 364,814 1,088,476
NORWAY 0.3%
Industrial Conglomerates 0.3%
Aker ASA
, Class A
20,131 1,416,943
SINGAPORE 1.8%
Equity Real Estate Investment Trusts (REITs) 1.0%
CapitaLand Ascott Trust 4,349,100 2,943,285
Suntec REIT 2,546,400 2,321,864
5,265,149
Road & Rail 0.1%
ComfortDelGro Corp. Ltd. 847,500 760,962
Transportation Infrastructure 0.7%
SATS Ltd. * 1,821,600 3,511,964
9,538,075
SOUTH AFRICA 0.9%
Insurance 0.2%
Discovery Ltd. * 176,037 1,152,950
Oil, Gas & Consumable Fuels 0.7%
Thungela Resources Ltd. 230,465 3,526,178
4,679,128
SOUTH KOREA 0.3%
Auto Components 0.1%
SNT Motiv Co. Ltd. 21,687 670,891
Entertainment 0.2%
NCSoft Corp. 2,528 690,223
1,361,114
SPAIN 1.2%
Banks 0.6%
Bankinter SA 534,207 3,228,820

Nationwide International Small Cap Fund - October 31, 2022 - Statement of Investments - 63
Common Stocks
Shares Value ($)
SPAIN
Equity Real Estate Investment Trusts (REITs) 0.1%
Arima Real Estate SOCIMI SA * 71,868 535,874
Pharmaceuticals 0.5%
Almirall SA 289,475 2,699,105
6,463,799
SWEDEN 3.9%
Containers & Packaging 0.6%
Billerud AB 260,556 3,361,983
Health Care Equipment & Supplies 0.5%
Cellavision AB 59,080 1,107,202
Surgical Science Sweden AB *(a) 118,608 1,711,250
2,818,452
Machinery 1.4%
Trelleborg AB
, Class B
355,246 7,819,614
Metals & Mining 0.4%
SSAB AB
, Class A
395,234 1,899,691
Real Estate Management & Development 1.0%
Catena AB 65,513 2,226,689
Hufvudstaden AB
, Class A
216,004 2,573,139
Nyfosa AB 63,330 377,964
5,177,792
21,077,532
SWITZERLAND 2.6%
Airlines 0.1%
Wizz Air Holdings plc Reg. S *(a)
(b) 20,621 405,566
Consumer Finance 0.3%
Cembra Money Bank AG 22,445 1,625,956
Life Sciences Tools & Services 1.8%
Siegfried Holding AG (Registered)
* 6,349 3,775,456
Tecan Group AG (Registered) 15,624 5,745,492
9,520,948
Specialty Retail 0.4%
Dufry AG (Registered) * 68,850 2,269,674
13,822,144
TAIWAN 0.5%
Electronic Equipment, Instruments & Components 0.3%
Chroma ATE, Inc. 247,209 1,347,459
Semiconductors & Semiconductor Equipment 0.2%
Nanya Technology Corp. 279,000 469,983
Realtek Semiconductor Corp. 87,229 687,513
1,157,496
2,504,955
UNITED ARAB EMIRATES 1.3%
IT Services 1.3%
Network International Holdings plc
Reg. S *(b) 1,845,582 6,890,039
UNITED KINGDOM 19.6%
Airlines 0.0%
†
easyJet plc * 55,245 220,729
Biotechnology 1.3%
Abcam plc * 301,223 4,666,463
Common Stocks
Shares Value ($)
UNITED KINGDOM
Biotechnology
Immunocore Holdings plc, ADR * 39,612 2,263,430
6,929,893
Capital Markets 0.7%
Allfunds Group plc 278,090 1,752,206
Impax Asset Management Group
plc 116,738 896,252
Intermediate Capital Group plc 102,498 1,246,286
3,894,744
Chemicals 0.1%
Synthomer plc 441,163 569,166
Commercial Services & Supplies 0.7%
Smart Metering Systems plc 435,477 3,654,062
Construction Materials 0.0%
†
Marshalls plc 73,645 213,167
Electronic Equipment, Instruments & Components 1.2%
Spectris plc 180,397 6,240,563
Energy Equipment & Services 0.1%
Subsea 7 SA 64,525 645,583
Equity Real Estate Investment Trusts (REITs) 1.8%
Derwent London plc 75,456 1,872,573
LondonMetric Property plc 446,693 957,144
Safestore Holdings plc 512,441 5,309,574
UNITE Group plc (The) 135,997 1,388,676
9,527,967
Food Products 0.3%
Cranswick plc 41,358 1,410,549
Health Care Equipment & Supplies 0.7%
ConvaTec Group plc Reg. S (b) 1,514,006 3,783,757
Hotels, Restaurants & Leisure 1.8%
Greggs plc 75,875 1,755,931
Restaurant Group plc (The) * 3,155,470 1,150,744
SSP Group plc * 1,052,045 2,440,720
Trainline plc Reg. S *(b) 1,116,596 4,260,265
9,607,660
Household Durables 0.5%
Berkeley Group Holdings plc 66,793 2,658,724
Industrial Conglomerates 0.3%
Smiths Group plc 89,567 1,602,874
Insurance 2.4%
Beazley plc 1,552,577 11,108,142
Sabre Insurance Group plc Reg.
S (b) 1,462,159 1,504,805
12,612,947
IT Services 0.7%
Softcat plc 310,355 3,979,692
Machinery 3.0%
IMI plc 576,271 8,115,455
Rotork plc 2,483,798 7,297,651
15,413,106
Media 0.3%
Hyve Group plc * 2,539,222 1,558,129
Multiline Retail 0.3%
B&M European Value Retail SA 492,848 1,822,426

64 - Statement of Investments - October 31, 2022 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 0.7%
Harbour Energy plc 448,328 1,946,366
Serica Energy plc 485,960 1,674,542
3,620,908
Pharmaceuticals 0.5%
Verona Pharma plc, ADR *(a) 227,140 2,907,392
Road & Rail 0.5%
National Express Group plc * 1,481,386 2,868,576
Specialty Retail 0.4%
WH Smith plc * 148,306 2,001,810
Trading Companies & Distributors 0.6%
RS GROUP plc 300,145 3,296,251
Water Utilities 0.7%
Pennon Group plc 416,534 4,001,876
105,042,551
UNITED STATES 0.2%
Building Products 0.2%
Reliance Worldwide Corp. Ltd. (a) 495,690 1,012,610
Semiconductors & Semiconductor Equipment 0.0%
†
Parade Technologies Ltd. 3,000 56,386
1,068,996
Total Common Stocks
(cost $597,093,341) 517,620,414
Exchange Traded Fund 1.5%
UNITED STATES 1.5%
iShares MSCI EAFE Small-Cap
ETF (a) 160,362 8,168,840
Total Exchange Traded Fund
(cost $8,115,449) 8,168,840
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0 ) 0
Repurchase Agreement 2.9%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase price
$15,389,689, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052; total
market value $15,697,484.
(c)(d) 15,388,406 15,388,406
Total Repurchase Agreement
(cost $15,388,406) 15,388,406
Total Investments
(cost $620,597,196) — 101.4% 541,177,660
Liabilities in excess of other assets — (1.4)% (7,344,884)
NET ASSETS — 100.0%
$ 533,832,776
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan
as of October 31, 2022 was $24,446,460, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $15,388,406 and by
$10,764,725 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.75%, and maturity dates ranging from 12/6/2022 –
11/15/2051, a total value of $26,153,131.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2022 was $36,121,283 which
represents 6.77% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2022 was
$15,388,406.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide International Small Cap Fund - October 31, 2022 - Statement of Investments - 65
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

66 - Statement of Investments - October 31, 2022 - Nationwide Janus Henderson Overseas Fund
Common Stocks 97 .9%
Shares Value ($)
AUSTRIA 2 .1%
Banks 2 .1%
Erste Group Bank AG 174,521 4,299,432
CANADA 7 .8%
Metals & Mining 3 .7%
Teck Resources Ltd.
, Class B
248,090 7,551,872
Oil, Gas & Consumable Fuels 4 .1%
Canadian Natural Resources Ltd. 138,762 8,317,394
15,869,266
CHINA 8 .6%
Banks 2 .1%
China Construction Bank Corp.
,
Class H
8,125,000 4,317,415
Hotels, Restaurants & Leisure 3 .2%
Yum China Holdings, Inc. 162,650 6,575,127
Internet & Direct Marketing Retail 2 .5%
JD.com, Inc.
, Class A
276,550 5,163,988
Road & Rail 0 .8%
Full Truck Alliance Co. Ltd., ADR
*(a) 327,288 1,557,891
17,614,421
DENMARK 1 .1%
Biotechnology 1 .1%
Ascendis Pharma A/S, ADR *(a) 18,923 2,176,145
FRANCE 14 .3%
Aerospace & Defense 2 .5%
Airbus SE 46,642 5,050,976
Banks 4 .1%
BNP Paribas SA 179,452 8,406,947
Oil, Gas & Consumable Fuels 2 .6%
TotalEnergies SE 98,596 5,388,300
Pharmaceuticals 3 .0%
Sanofi 70,197 6,061,278
Textiles, Apparel & Luxury Goods 2 .1%
LVMH Moet Hennessy Louis
Vuitton SE 6,837 4,313,300
29,220,801
GERMANY 5 .2%
Automobiles 1 .0%
Dr Ing hc F Porsche AG
(Preference) *(a) 20,431 2,089,762
Diversified Telecommunication Services 3 .2%
Deutsche Telekom AG
(Registered) 340,145 6,442,880
Pharmaceuticals 1 .0%
Bayer AG (Registered) 40,558 2,133,636
10,666,278
HONG KONG 2 .8%
Insurance 2 .8%
AIA Group Ltd. 756,400 5,712,105
Common Stocks
Shares Value ($)
INDIA 1 .8%
Metals & Mining 1 .8%
Hindustan Zinc Ltd. 1,043,398 3,581,403
JAPAN 9 .0%
Electronic Equipment, Instruments & Components 3 .0%
Keyence Corp. 16,200 6,105,411
Entertainment 2 .7%
Nintendo Co. Ltd. 137,000 5,582,729
Interactive Media & Services 0 .8%
Z Holdings Corp. 637,600 1,643,154
Pharmaceuticals 0 .6%
Takeda Pharmaceutical Co. Ltd. 43,700 1,157,728
Road & Rail 1 .9%
Central Japan Railway Co. 33,300 3,859,671
18,348,693
NETHERLANDS 10 .4%
Beverages 3 .4%
Heineken NV 82,328 6,882,808
Biotechnology 1 .0%
Argenx SE, ADR * 4,397 1,705,728
Argenx SE * 535 208,135
Argenx SE * 521 201,626
2,115,489
Insurance 3 .2%
NN Group NV 153,902 6,510,865
Semiconductors & Semiconductor Equipment 2 .8%
ASML Holding NV 12,192 5,747,528
21,256,690
SWEDEN 1 .0%
Electronic Equipment, Instruments & Components 1 .0%
Hexagon AB
, Class B
211,784 2,091,763
SWITZERLAND 2 .8%
Pharmaceuticals 2 .8%
Novartis AG (Registered) 71,214 5,771,937
TAIWAN 3 .7%
Electronic Equipment, Instruments & Components 0 .8%
E Ink Holdings, Inc. 256,000 1,624,899
Semiconductors & Semiconductor Equipment 2 .9%
Taiwan Semiconductor
Manufacturing Co. Ltd. 484,000 5,824,505
7,449,404
UNITED KINGDOM 18 .9%
Banks 2 .7%
NatWest Group plc 2,061,403 5,535,742
Beverages 3 .8%
Diageo plc 188,832 7,784,804
Hotels, Restaurants & Leisure 2 .9%
Entain plc 404,959 5,861,126
Insurance 2 .5%
Beazley plc 713,374 5,103,939
Personal Products 3 .2%
Unilever plc 142,636 6,488,070

Nationwide Janus Henderson Overseas Fund - October 31, 2022 - Statement of Investments - 67
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 3 .8%
AstraZeneca plc 65,575 7,693,293
38,466,974
UNITED STATES 8 .4%
Entertainment 2 .4%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 83,931 4,845,337
Metals & Mining 1 .4%
Freeport-McMoRan, Inc. 87,323 2,767,266
Textiles, Apparel & Luxury Goods 2 .6%
Samsonite International SA Reg.
S *(b) 2,471,100 5,319,936
Trading Companies & Distributors 2 .0%
Ferguson plc 38,308 4,174,082
17,106,621
Total Common Stocks
(cost $206,872,857) 199,631,933
Repurchase Agreement 0 .2%
Principal
Amount ($)
CF Secured, LLC, 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase price
$508,477, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052; total
market value $518,647.(c)(d) 508,435 508,435
Total Repurchase Agreement
(cost $508,435) 508,435
Total Investments
(cost $207,381,292) — 98.1% 200,140,368
Other assets in excess of liabilities — 1.9% 3,894,875
NET ASSETS — 100.0%
$ 204,035,243
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $2,256,455, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $508,435 and by $1,825,983 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 3.00%, and maturity dates ranging
from 4/15/2023 – 2/15/2050, a total value of $2,334,418.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $5,319,936 which represents 2.61% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $508,435.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

68 - Statements of Assets and Liabilities - October 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
Assets:
Investment securities, at value
*
$ 42,799,608
Repurchase agreements, at value 4,147,513
Cash 671,539
Cash pledged for swap contracts 947,828
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 885,713
Security lending income receivable 751
Receivable for investments sold —
Receivable for capital shares issued 32
Reclaims receivable 5,096
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts 86,417
Receivable for reimbursement from investment adviser (Note 3) 20,109
Receivable for settlement proceeds (Note 12) —
Prepaid expenses 33,165
Total Assets 49,597,771
Liabilities:
Payable for investments purchased 332,746
Payable for capital shares redeemed 27
Foreign currency overdraft payable (Note 2) 5,030
Unrealized depreciation on forward foreign currency contracts (Note 2) 35,905
Unrealized depreciation on unfunded commitments (Note 2) —
Payable upon return of securities loaned (Note 2) 4,147,513
Accrued expenses and other payables:
Investment advisory fees 25,030
Fund administration fees 41,490
Distribution fees 363
Administrative servicing fees 588
Accounting and transfer agent fees 2,551
Trustee fees 146
Deferred capital gain country tax —
Custodian fees 20
Compliance program costs (Note 3) 5
Professional fees 5,068
Printing fees 21,171
Other 9,282
Total Liabilities 4,626,935
Net Assets $ 44,970,836
* Includes value of securities on loan (Note 2) 4,009,544
Cost of investment securities 56,275,323
Cost of repurchase agreements 4,147,513
Cost of foreign currencies (5,132)
Represented by:
Capital $ 66,839,355
Total distributable earnings (loss) (21,868,519)
Net Assets $ 44,970,836

International Funds - October 31, 2022 - Statements of Assets and Liabilities - 69
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 113,538,575 $ 142,408,081 $ 46,145,343 $ 525,789,254 $ 199,631,933
3,260,210 1,613,706 564,187 15,388,406 508,435
8,353,107 719,782 282,646 5,949,146 1,053,598
2,420,161 — — — —
1,891,225 — — — —
19,011 51,403 81,046 776,940 1,066,907
1,396,258 378,617 31,945 1,192,601 186,158
542 3,960 545 8,044 489
— — — 18,194,548 —
145,863 40,835 — 60,982 40,431
5,096 747,520 105,282 829,558 237,482
188,887 — — — —
212,680 — — — —
23,193 — 2,334 54,825 33,655
— — — — 2,049,674
34,886 27,852 28,936 13,093 29,436
131,489,694 145,991,756 47,242,264 568,257,397 204,838,198
4,521,811 — — 18,471,780 —
6,043 1,332,206 5 30,855 18,596
— — — — —
38,389 — — — —
7,668 — — — —
3,260,210 1,613,706 564,187 15,388,406 508,435
58,667 89,679 28,565 419,315 119,851
44,016 45,232 45,142 69,825 47,965
1,525 1,298 8,121 50 266
22,042 8,030 17,938 934 89,327
2,448 2,350 2,779 990 2,504
374 423 135 1,590 613
— — — — 1,655
1,161 4,652 812 6,522 84
2 13 5 63 22
5,947 13,557 19,870 10,820 4,868
21,133 50,241 38,668 19,403 7,394
5,545 18,793 7,202 4,068 1,375
7,996,981 3,180,180 733,429 34,424,621 802,955
$ 123,492,713 $ 142,811,576 $ 46,508,835 $ 533,832,776 $ 204,035,243
4,765,555 2,871,668 2,303,600 24,446,460 2,256,455
134,512,176 144,815,381 40,181,995 605,208,790 206,872,857
3,260,210 1,613,706 564,187 15,388,406 508,435
19,011 50,171 83,613 776,727 1,024,896
$ 136,104,263 $ 156,640,329 $ 36,738,466 $ 653,291,912 $ 232,981,723
(12,611,550) (13,828,753) 9,770,369 (119,459,136) (28,946,480)
$ 123,492,713 $ 142,811,576 $ 46,508,835 $ 533,832,776 $ 204,035,243

70 - Statements of Assets and Liabilities - October 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
Net Assets:
Class A Shares $ 516,184
Class C Shares 298,433
Class M Shares —
Class R6 Shares 43,155,861
Eagle Class Shares —
Institutional Service Class Shares 1,000,358
Total $ 44,970,836
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 64,371
Class C Shares 37,452
Class M Shares —
Class R6 Shares 5,368,746
Eagle Class Shares —
Institutional Service Class Shares 124,563
Total 5,595,132
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8.02(a)
Class C Shares $ 7.97(c)
Class M Shares $ —
Class R6 Shares $ 8.04
Eagle Class Shares $ —
Institutional Service Class Shares $ 8.03
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8.20
Maximum Sales Charge:
Class A Shares 2.25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - October 31, 2022 - Statements of Assets and Liabilities - 71
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 1,799,040 $ 2,863,908 $ 34,768,505 $ 240,089 $ 1,271,107
1,328,413 831,390 1,221,874 — —
— 134,084,357 — — —
51,241,694 1,306,094 5,158,960 490,565,411 12,288,487
— — — — 5,057
69,123,566 3,725,827 5,359,496 43,027,276 190,470,592
$ 123,492,713 $ 142,811,576 $ 46,508,835 $ 533,832,776 $ 204,035,243
185,758 418,905 1,913,962 30,500 82,807
137,483 124,728 73,392 — —
— 19,567,525 — — —
5,290,733 190,588 272,130 61,680,075 790,209
— — — — 318
7,139,196 543,725 282,542 5,422,338 12,018,514
12,753,170 20,845,471 2,542,026 67,132,913 12,891,848
$ 9.68(a) $ 6.84(b) $ 18.17(b) $ 7.87(b) $ 15.35(b)
$ 9.66(c) $ 6.67(c) $ 16.65(c) $ — $ —
$ — $ 6.85 $ — $ — $ —
$ 9.69 $ 6.85 $ 18.96 $ 7.95 $ 15.55
$ — $ — $ — $ — $ 15.90
$ 9.68 $ 6.85 $ 18.97 $ 7.94 $ 15.85
$ 9.90 $ 7.26 $ 19.28 $ 8.35 $ 16.29
2.25% 5.75% 5.75% 5.75% 5.75%

72 - Statements of Operations - For the Year Ended October 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Interest income $ 6,161,937
Income from securities lending (Note 2) 11,822
Dividend income —
Income from non-cash dividends —
European Union tax reclaims (Note 2 ) —
Foreign tax withholding (496)
Total Income 6,173,263
EXPENSES:
Investment advisory fees 582,568
Fund administration fees 84,822
Distribution fees Class A 1,944
Distribution fees Class C 3,358
Administrative servicing fees Class A 520
Administrative servicing fees Class C 202
Administrative servicing fees Institutional Service Class 2,141
Registration and filing fees 54,048
Professional fees 45,757
Printing fees 6,557
Trustee fees 2,847
Custodian fees 12,173
Accounting and transfer agent fees 14,761
Compliance program costs (Note 3) 320
Other 6,727
Total expenses before expenses reimbursed 818,745
Expenses reimbursed by adviser (Note 3) (173,383)
Net Expenses 645,362
NET INVESTMENT INCOME 5,527,901
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (9,530,364)
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) 2,403,928
Foreign currency transactions (Note 2) (69,027)
Expiration or closing of swap contracts (Note 2) 867,349
Net realized gains (losses) (6,328,114)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (13,162,720)
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) (84,290)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 2,776
Swap contracts (Note 2) (271,021)
Unfunded Commitments —
Net change in unrealized appreciation/depreciation (13,515,255)
Net increase from settlement proceeds (Note 12) —
Net realized/unrealized gains (losses) (19,843,369)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (14,315,468)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ —

International Funds - For the Year Ended October 31, 2022 - Statements of Operations - 73
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 7,787,576 $ 11,484 $ 4,287 $ 72,699 $ 19,118
4,505 38,272 69,594 112,244 41,005
80,100 6,417,484 957,427 17,375,286 3,546,160
— — — — 327,853
— 35,490 — — —
— (521,254) (71,717) (1,572,407) (374,365)
7,872,181 5,981,476 959,591 15,987,822 3,559,771
780,527 1,320,806 406,935 5,881,513 1,636,236
100,474 104,048 78,853 224,910 117,853
4,025 9,131 100,889 2,696 5,408
3,868 11,931 14,495 — —
725 2,922 40,355 2,696 2,657
362 716 — — —
68,776 2,915 3,793 33,427 498,297
54,555 66,584 58,271 48,464 56,067
52,173 35,920 30,247 70,549 69,823
12,507 20,156 16,747 15,734 11,951
4,539 5,603 1,721 19,770 7,568
3,708 5,738 1,465 41,121 16,188
14,476 16,174 17,249 12,116 9,804
541 640 201 2,322 871
6,419 11,778 5,487 15,434 7,815
1,107,675 1,615,062 776,708 6,370,752 2,440,538
(334,132) — (99,623) (407,730) (252,496)
773,543 1,615,062 677,085 5,963,022 2,188,042
7,098,638 4,366,414 282,506 10,024,800 1,371,729
(2,983,679) (820,592) 4,028,795 (25,679,184) (23,373,497)
7,947,704 — — — (63,829)
1,676,195 — — — —
(102,298) (120,524) (25,961) (380,469) (320,860)
1,554,717 — — — —
8,092,639 (941,116) 4,002,834 (26,059,653) (23,758,186)
(23,316,670) (51,821,381) (16,711,750) (231,034,980) (129,982,698)
1,264,557 — — — —
(80,907) — — — —
(1,096) (92,859) (14,726) (83,413) 11,281
594,465 — — — —
(7,668) — — — —
(21,547,319) (51,914,240) (16,726,476) (231,118,393) (129,971,417)
— — — — 2,049,674
(13,454,680) (52,855,356) (12,723,642) (257,178,046) (151,679,929)
$ (6,356,042) $ (48,488,942) $ (12,441,136) $ (247,153,246) $ (150,308,200)
$ — $ — $ — $ — $ 1,655

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - October 31, 2022 - International Funds
Nationwide Amundi Global High Yield Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 5,527,901 $ 6,444,217
Net realized gains (losses) (6,328,114) 4,480,350
Net change in unrealized appreciation/depreciation (13,515,255) 4,922,495
Change in net assets resulting from operations (14,315,468) 15,847,062
Distributions to Shareholders From:
Distributable earnings:
Class A (58,128) (63,763)
Class C (20,415) (20,330)
Class M — —
Class R6 (6,784,753) (6,168,309)
Institutional Service Class (87,186) (94,507)
Change in net assets from shareholder distributions (6,950,482) (6,346,909)
Change in net assets from capital transactions (51,254,624) (8,154,774)
Change in net assets (72,520,574) 1,345,379
Net Assets:
Beginning of year 117,491,410 116,146,031
End of year $ 44,970,836 $ 117,491,410
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 29,486 $ 473,960
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 43,094 39,630
Cost of shares redeemed (520,854) (758,580)
Total Class A Shares (448,274) (244,990)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested 20,415 20,330
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (29,415) (132,956)
Total Class C Shares (9,000) (112,626)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 7,486,882 5,583,250
Dividends reinvested 6,784,753 6,168,309
Cost of shares redeemed (64,853,966) (19,131,774)
Total Class R6 Shares (50,582,331) (7,380,215)
Institutional Service Class Shares
Proceeds from shares issued 420,507 418,225
Dividends reinvested 86,175 94,453
Cost of shares redeemed (721,701) (929,621)
Total Institutional Service Class Shares (215,019) (416,943)
Change in net assets from capital transactions $ (51,254,624) $ (8,154,774)

International Funds - October 31, 2022 - Statements of Changes in Net Assets - 75
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 7,098,638 $ 6,350,405 $ 4,366,414 $ 4,655,712
8,092,639 1,295,757 (941,116) 8,875,237
(21,547,319) 7,930,294 (51,914,240) 36,685,060
(6,356,042) 15,576,456 (48,488,942) 50,216,009
(63,881) (140,390) (133,901) (76,226)
(9,814) (19,615) (40,386) (27,279)
— — (6,294,974) (3,740,228)
(3,717,845) (6,549,915) (66,983) (234,112)
(2,271,158) (2,315,453) (298,618) (239,711)
(6,062,698) (9,025,373) (6,834,862) (4,317,556)
(17,633,493) (1,618,416) (13,321,484) 4,786,182
(30,052,233) 4,932,667 (68,645,288) 50,684,635
153,544,946 148,612,279 211,456,864 160,772,229
$ 123,492,713 $ 153,544,946 $ 142,811,576 $ 211,456,864
$ 1,700,260 $ 547,892 $ 164,580 $ 386,938
— 8,986 11,582 43,821
61,570 74,302 114,401 65,587
(1,220,662) (2,120,673) (580,289) (813,541)
541,168 (1,489,493) (289,726) (317,195)
1,233,386 39,301 628 1,370
9,814 19,615 39,638 25,853
— (8,986) (11,582) (43,821)
(120,731) (275,455) (383,990) (791,311)
1,122,469 (225,525) (355,306) (807,909)
— — 10,513,735 19,569,336
— — 6,037,151 2,848,903
— — (16,901,968) (16,226,523)
— — (351,082) 6,191,716
7,852,347 12,288,715 209,707 5,836,321
3,717,845 6,549,915 60,128 207,848
(50,988,900) (35,053,469) (9,025,355) (3,135,037)
(39,418,708) (16,214,839) (8,755,520) 2,909,132
45,197,031 28,194,108 182,596 891,851
2,248,134 2,246,055 280,174 212,258
(27,323,587) (14,128,722) (4,032,620) (4,293,671)
20,121,578 16,311,441 (3,569,850) (3,189,562)
$ (17,633,493) $ (1,618,416) $ (13,321,484) $ 4,786,182

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - October 31, 2022 - International Funds
Nationwide Amundi Global High Yield Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 3,527 48,280
Issued in class conversion (Note 1) — —
Reinvested 4,629 4,180
Redeemed (58,413) (77,958)
Total Class A Shares (50,257) (25,498)
Class C Shares
Issued — —
Reinvested 2,203 2,152
Redeemed in class conversion (Note 1) — —
Redeemed (3,221) (13,615)
Total Class C Shares (1,018) (11,463)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 805,792 577,660
Reinvested 731,406 649,063
Redeemed (7,680,175) (1,963,452)
Total Class R6 Shares (6,142,977) (736,729)
Institutional Service Class Shares
Issued 45,794 43,041
Reinvested 9,288 9,946
Redeemed (80,937) (94,777)
Total Institutional Service Class Shares (25,855) (41,790)
Total change in shares (6,220,107) (815,480)

International Funds - October 31, 2022 - Statements of Changes in Net Assets - 77
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities
Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
169,985 52,600 20,789 44,335
— 852 1,302 4,840
6,071 7,161 13,393 7,523
(123,911) (204,016) (76,425) (92,780)
52,145 (143,403) (40,941) (36,082)
124,048 3,739 71 166
966 1,897 4,708 3,116
— (853) (1,331) (4,945)
(11,830) (26,221) (48,637) (92,251)
113,184 (21,438) (45,189) (93,914)
— — 1,247,271 2,170,085
— — 708,649 321,447
— — (2,125,643) (1,791,896)
— — (169,723) 699,636
762,794 1,169,899 25,308 676,817
364,896 631,488 7,061 23,485
(5,116,706) (3,332,879) (961,103) (338,893)
(3,989,016) (1,531,492) (928,734) 361,409
4,499,817 2,681,724 22,315 104,012
221,318 216,326 32,753 24,163
(2,700,116) (1,349,703) (532,451) (475,560)
2,021,019 1,548,347 (477,383) (347,385)
(1,802,668) (147,986) (1,661,970) 583,664

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - October 31, 2022 - International Funds
Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income/(loss) $ 282,506 $ (43,097)
Net realized gains (losses) 4,002,834 7,596,010
Net change in unrealized appreciation/depreciation (16,726,476) 12,563,582
Net increase from settlement proceeds (Note 12) — —
Net increase from payment by affiliate (Note 3) — —
Change in net assets resulting from operations (12,441,136) 20,116,495
Distributions to Shareholders From:
Distributable earnings:
Class A (5,727,314) (475,527)
Class C (208,896) (21,482)
Class R6 (919,737) (98,864)
Eagle Class — —
Institutional Service Class (895,259) (66,522)
Change in net assets from shareholder distributions (7,751,206) (662,395)
Change in net assets from capital transactions 2,258,086 (2,757,839)
Change in net assets (17,934,256) 16,696,261
Net Assets:
Beginning of year 64,443,091 47,746,830
End of year $ 46,508,835 $ 64,443,091
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 694,389 $ 681,980
Proceeds from shares issued from class conversion (Note 1) 2,570 167,705
Dividends reinvested 5,535,251 458,848
Cost of shares redeemed (4,286,449) (3,430,875)
Total Class A Shares 1,945,761 (2,122,342)
Class C Shares
Proceeds from shares issued 186,524 132,645
Dividends reinvested 177,492 20,367
Cost of shares redeemed in class conversion (Note 1) (2,570) (167,705)
Cost of shares redeemed (661,584) (509,971)
Total Class C Shares (300,138) (524,664)
Class R6 Shares
Proceeds from shares issued 12,703 720,627
Dividends reinvested 908,836 86,732
Cost of shares redeemed (1,157,362) (1,814,965)
Total Class R6 Shares (235,823) (1,007,606)
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 1,800,233 1,450,293
Dividends reinvested 636,246 51,524
Cost of shares redeemed (1,588,193) (605,044)
Total Institutional Service Class Shares 848,286 896,773
Change in net assets from capital transactions $ 2,258,086 $ (2,757,839)

International Funds - October 31, 2022 - Statements of Changes in Net Assets - 79
Nationwide International Small Cap Fund Nationwide Janus Henderson Overseas Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 10,024,800 $ 7,061,105 $ 1,371,729 $ (1,046,898)
(26,059,653) 91,814,544 (23,758,186) 19,910,447
(231,118,393) 127,118,284 (129,971,417) 45,903,240
— — 2,049,674 —
— — — 77,738
(247,153,246) 225,993,933 (150,308,200) 64,844,527
(191,559) (1,147) (204,095) (60,109)
— — — —
(96,976,273) (6,218,811) (662,819) (74,942)
— — (525) (226)
(6,545,433) (287,129) (16,027,514) (6,801,031)
(103,713,265) (6,507,087) (16,894,953) (6,936,308)
164,149,284 (37,330,885) 75,851,842 (20,609,160)
(186,717,227) 182,155,961 (91,351,311) 37,299,059
720,550,003 538,394,042 295,386,554 258,087,495
$ 533,832,776 $ 720,550,003 $ 204,035,243 $ 295,386,554
$ 439,440 $ 1,056,622 $ 244,696 $ 2,926,717
— — — —
191,559 1,147 204,095 60,019
(854,226) (122,550) (1,034,199) (1,353,418)
(223,227) 935,219 (585,408) 1,633,318
— — — —
— — — —
— — — —
— — — —
— — — —
91,240,656 65,077,750 12,837,392 16,375,898
95,982,195 6,167,546 662,819 74,942
(46,511,415) (115,260,409) (6,230,167) (7,028,688)
140,711,436 (44,015,113) 7,270,044 9,422,152
— — — —
— — 525 226
— — — —
— — 525 226
46,026,186 23,265,897 85,496,791 51,384,895
6,545,433 287,129 16,019,766 6,801,031
(28,910,544) (17,804,017) (32,349,876) (89,850,782)
23,661,075 5,749,009 69,166,681 (31,664,856)
$ 164,149,284 $ (37,330,885) $ 75,851,842 $ (20,609,160)

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2022 - International Funds
Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 29,055 28,910
Issued in class conversion (Note 1) 102 6,840
Reinvested 246,056 21,372
Redeemed (207,937) (149,119)
Total Class A Shares 67,276 (91,997)
Class C Shares
Issued 9,109 5,914
Reinvested 8,562 1,016
Redeemed in class conversion (Note 1) (110) (7,362)
Redeemed (30,191) (23,499)
Total Class C Shares (12,630) (23,931)
Class R6 Shares
Issued 594 28,442
Reinvested 38,787 3,893
Redeemed (52,958) (74,285)
Total Class R6 Shares (13,577) (41,950)
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 76,303 60,226
Reinvested 27,155 2,314
Redeemed (78,290) (25,523)
Total Institutional Service Class Shares 25,168 37,017
Total change in shares 66,237 (120,861)

International Funds - October 31, 2022 - Statements of Changes in Net Assets - 81
Nationwide International Small Cap Fund Nationwide Janus Henderson Overseas Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
39,315 82,048 11,300 96,590
— — — —
17,450 100 7,997 2,113
(110,992) (9,372) (55,176) (43,702)
(54,227) 72,776 (35,879) 55,001
— — — —
— — — —
— — — —
— — — —
— — — —
8,965,887 4,972,168 762,507 559,520
8,699,053 520,008 25,731 2,624
(5,104,582) (9,007,647) (365,392) (243,583)
12,560,358 (3,515,471) 422,846 318,561
— — — —
— — 20 8
— — — —
— — 20 8
4,630,936 1,751,060 4,158,846 1,685,419
594,721 24,241 608,885 232,912
(2,987,618) (1,360,990) (1,650,099) (3,006,718)
2,238,039 414,311 3,117,632 (1,088,387)
14,744,170 (3,028,384) 3,504,619 (714,817)

82 - Financial Highlights - October 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Global High Yield Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 9.93 $ 0.52 $ (1.86) $ (1.34) $ (0.57) $ — $ (0.57) $ 8.02 (14.16)% $ 516 1.02% 5.78% 1.21% 48.45%
10/31/2021 9.18 0.49 0.74 1.23 (0.48) — (0.48) 9.93 13.75% 1,139 0.98% 5.04% 1.13% 111.54%
10/31/2020 9.81 0.53 (0.79) (0.26) (0.37) — (0.37) 9.18 (2.77)% 1,287 0.97% 5.76% 1.13% 86.06%
10/31/2019 9.81 0.58 0.22 0.80 (0.76) (0.04) (0.80) 9.81 8.70% 1,596 0.97% 5.97% 1.12% 74.60%
10/31/2018 10.69 0.59 (0.51) 0.08 (0.47) (0.49) (0.96) 9.81 0.76% 1,251 0.97% 5.90% 1.11% 103.59%
Class C Shares
10/31/2022 9.90 0.46 (1.86) (1.40) (0.53) — (0.53) 7.97 (14.80)% 298 1.76% 5.17% 1.97% 48.45%
10/31/2021 9.17 0.41 0.75 1.16 (0.43) — (0.43) 9.90 12.90% 381 1.76% 4.26% 1.91% 111.54%
10/31/2020 9.80 0.45 (0.78) (0.33) (0.30) — (0.30) 9.17 (3.51)% 458 1.76% 4.97% 1.92% 86.06%
10/31/2019 9.80 0.50 0.23 0.73 (0.69) (0.04) (0.73) 9.80 7.95% 293 1.72% 5.22% 1.87% 74.60%
10/31/2018 10.69 0.52 (0.52) — (0.40) (0.49) (0.89) 9.80 (0.08)% 153 1.70% 5.16% 1.84% 103.59%
Class R6 Shares
10/31/2022 9.94 0.55 (1.86) (1.31) (0.59) — (0.59) 8.04 (13.85)% 43,156 0.70% 6.08% 0.89% 48.45%
10/31/2021 9.20 0.52 0.73 1.25 (0.51) — (0.51) 9.94 13.93% 114,477 0.70% 5.31% 0.85% 111.54%
10/31/2020 9.82 0.55 (0.78) (0.23) (0.39) — (0.39) 9.20 (2.40)% 112,634 0.70% 6.01% 0.86% 86.06%
10/31/2019 9.81 0.61 0.22 0.83 (0.78) (0.04) (0.82) 9.82 9.10% 119,518 0.70% 6.27% 0.85% 74.60%
10/31/2018 10.70 0.62 (0.52) 0.10 (0.50) (0.49) (0.99) 9.81 0.94% 126,173 0.70% 6.15% 0.84% 103.59%
Institutional Service Class Shares
10/31/2022 9.94 0.54 (1.87) (1.33) (0.58) — (0.58) 8.03 (14.06)% 1,000 0.87% 6.01% 1.07% 48.45%
10/31/2021 9.19 0.51 0.74 1.25 (0.50) — (0.50) 9.94 13.94% 1,495 0.80% 5.22% 0.95% 111.54%
10/31/2020 9.82 0.55 (0.80) (0.25) (0.38) — (0.38) 9.19 (2.60)% 1,767 0.80% 6.00% 0.96% 86.06%
10/31/2019 9.81 0.59 0.23 0.82 (0.77) (0.04) (0.81) 9.82 8.99% 4,409 0.80% 6.09% 0.95% 74.60%
10/31/2018 10.70 0.61 (0.52) 0.09 (0.49) (0.49) (0.98) 9.81 0.83% 1,483 0.82% 6.06% 0.96% 103.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - October 31, 2022 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 10.55 $ 0.49 $ (0.96) $ (0.47) $ (0.40) $ — $ (0.40) $ 9.68 (4.55)% $ 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
10/31/2020 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) 10.11 (0.05)% 2,800 0.84% 4.46% 1.07% 102.30%
10/31/2019 10.21 0.50 0.08 0.58 (0.41) — (0.41) 10.38 5.86% 4,883 1.06% 4.83% 1.15% 93.97%
10/31/2018 10.68 0.47 (0.17) 0.30 (0.37) (0.40) (0.77) 10.21 2.91% 2,004 0.94% 4.52% 1.15% 135.53%
Class C Shares
10/31/2022 10.54 0.42 (0.97) (0.55) (0.33) — (0.33) 9.66 (5.31)% 1,328 1.58% 4.21% 1.81% 75.11%
10/31/2021 10.09 0.31 0.64 0.95 (0.50) — (0.50) 10.54 9.59%(g) 256 1.60% 3.01% 1.84% 101.89%
10/31/2020 10.37 0.37 (0.47) (0.10) (0.18) — (0.18) 10.09 (0.85)% 462 1.61% 3.73% 1.84% 102.30%
10/31/2019 10.21 0.42 0.09 0.51 (0.35) — (0.35) 10.37 5.08% 729 1.77% 4.11% 1.86% 93.97%
10/31/2018 10.68 0.39 (0.16) 0.23 (0.30) (0.40) (0.70) 10.21 2.14% 202 1.72% 3.73% 1.96% 135.53%
Class R6 Shares
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
10/31/2020 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) 10.11 0.20% 109,284 0.50% 4.78% 0.73% 102.30%
10/31/2019 10.21 0.54 0.09 0.63 (0.45) — (0.45) 10.39 6.33% 108,035 0.67% 5.29% 0.76% 93.97%
10/31/2018 10.68 0.49 (0.16) 0.33 (0.40) (0.40) (0.80) 10.21 3.20% 111,778 0.67% 4.75% 0.79% 135.53%
Institutional Service Class Shares
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
10/31/2020 10.38 0.47 (0.47) — (0.28) — (0.28) 10.10 0.18% 36,067 0.61% 4.73% 0.84% 102.30%
10/31/2019 10.21 0.52 0.09 0.61 (0.44) — (0.44) 10.38 6.18% 53,515 0.74% 5.07% 0.82% 93.97%
10/31/2018 10.68 0.48 (0.14) 0.34 (0.41) (0.40) (0.81) 10.21 3.22% 3,117 0.67% 4.55% 1.08% 135.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

84 - Financial Highlights - October 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2022 $ 9.38 $ 0.18 $ (2.42) $ (2.24) $ (0.30) $ — $ (0.30) $ 6.84 (24.53)% $ 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
10/31/2020 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) 7.33 (4.47)% 3,633 1.28% 1.28% 1.28% 53.09%
10/31/2019 7.63 0.16 0.37 0.53 (0.38) — (0.38) 7.78 7.62% 5,543 1.26% 2.16% 1.26% 71.60%
10/31/2018 8.87 0.16 (1.23) (1.07) (0.17) — (0.17) 7.63 (12.32)% 8,802 1.21% 1.78% 1.21% 70.96%
Class C Shares
10/31/2022 9.18 0.11 (2.37) (2.26) (0.25) — (0.25) 6.67 (25.13)% 831 1.97% 1.38% 1.97% 44.83%
10/31/2021 7.19 0.09 2.02 2.11 (0.12) — (0.12) 9.18 29.49% 1,559 1.99% 1.05% 1.99% 39.84%
10/31/2020 7.69 0.04 (0.43) (0.39) (0.11) — (0.11) 7.19 (5.25)% 1,896 2.02% 0.50% 2.02% 53.09%
10/31/2019 7.54 0.10 0.37 0.47 (0.32) — (0.32) 7.69 6.86%(f) 3,584 2.01% 1.39% 2.01% 71.60%
10/31/2018 8.77 0.10 (1.22) (1.12) (0.11) — (0.11) 7.54 (12.97)%(f) 5,425 1.96% 1.14% 1.96% 70.96%
Class M Shares
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 139,648 0.94% 1.68% 0.94% 53.09%
10/31/2019 7.63 0.19 0.37 0.56 (0.41) — (0.41) 7.78 8.03%(f) 188,068 0.92% 2.50% 0.92% 71.60%
10/31/2018 8.87 0.19 (1.23) (1.04) (0.20) — (0.20) 7.63 (11.95)%(f) 166,742 0.85% 2.22% 0.85% 70.96%
Class R6 Shares
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 5,560 0.94% 1.62% 0.94% 53.09%
10/31/2019 7.63 0.14 0.42 0.56 (0.41) — (0.41) 7.78 8.03% 9,034 0.90% 1.93% 0.90% 71.60%
10/31/2018 8.88 0.19 (1.24) (1.05) (0.20) — (0.20) 7.63 (12.05)% 143,744 0.85% 2.20% 0.85% 70.96%
Institutional Service Class Shares
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
10/31/2020 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) 7.33 (4.30)% 10,036 0.98% 1.48% 0.98% 53.09%
10/31/2019 7.62 0.17 0.39 0.56 (0.41) — (0.41) 7.77 7.95% 23,872 0.98% 2.24% 0.98% 71.60%
10/31/2018 8.86 0.19 (1.23) (1.04) (0.20) — (0.20) 7.62 (12.06)%(f) 63,572 0.95% 2.18% 0.95% 70.96%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - October 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 25.87 $ 0.10 $ (4.68) $ (4.58) $ (0.08) $ (3.04) $ (3.12) $ 18.17 (19.99)% $ 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
10/31/2020 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) 18.29 6.37% 35,464 1.30% 0.24% 1.61% 38.94%
10/31/2019 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) 18.31 12.83% 38,591 1.30% 1.29% 1.59% 47.52%
10/31/2018 18.09 0.10 0.17 0.27 (0.06) — (0.06) 18.30 1.50% 32,209 1.33% 0.53% 1.59% 34.22%
Class C Shares
10/31/2022 24.02 (0.03) (4.30) (4.33) — (3.04) (3.04) 16.65 (20.51)% 1,222 1.96% (0.16)% 2.14% 28.25%
10/31/2021 17.07 (0.17) 7.32 7.15 — (0.20) (0.20) 24.02 42.13% 2,066 1.96% (0.77)% 2.22% 39.73%
10/31/2020 17.13 (0.09) 1.03 0.94 (0.06) (0.94) (1.00) 17.07 5.53%(g) 1,877 2.07% (0.54)% 2.38% 38.94%
10/31/2019 17.25 0.01 1.70 1.71 (0.05) (1.78) (1.83) 17.13 11.90%(g) 2,268 2.10% 0.09% 2.39% 47.52%
10/31/2018 17.12 (0.05) 0.18 0.13 — — — 17.25 0.76% 10,110 2.11% (0.25)% 2.37% 34.22%
Class R6 Shares
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
10/31/2020 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) 18.99 6.78% 6,221 0.95% 0.59% 1.26% 38.94%
10/31/2019 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) 18.92 13.20% 6,549 0.95% 1.53% 1.24% 47.52%
10/31/2018 18.62 0.17 0.19 0.36 (0.13) — (0.13) 18.85 1.90% 7,402 0.95% 0.88% 1.21% 34.22%
Institutional Service Class Shares
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
10/31/2020 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) 18.99 6.70% 4,184 1.05% 0.49% 1.36% 38.94%
10/31/2019 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) 18.93 13.07% 5,657 1.02% 1.59% 1.31% 47.52%
10/31/2018 18.62 0.16 0.19 0.35 (0.11) — (0.11) 18.86 1.86% 3,288 1.03% 0.83% 1.29% 34.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

86 - Financial Highlights - October 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 13.67 $ 0.11 $ (4.00) $ (3.89) $ (0.47) $ (1.44) $ (1.91) $ 7.87 (32.45)% $ 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
10/31/2020 9.78 0.07 0.06 0.13 (0.25) — (0.25) 9.66 1.23% 115 1.30% 0.79% 1.34% 91.59%
10/31/2019 10.21 0.11 0.77 0.88 (0.29) (1.02) (1.31) 9.78 11.01%(g) 108 1.25% 1.17% 1.29% 71.10%
10/31/2018 12.57 0.14 (1.29) (1.15) (0.23) (0.98) (1.21) 10.21 (10.29)%(g) 100 1.27% 1.19% 1.31% 69.54%
Class R6 Shares
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
10/31/2020 9.82 0.10 0.06 0.16 (0.26) — (0.26) 9.72 1.50% 511,412 0.99% 1.11% 1.03% 91.59%
10/31/2019 10.24 0.13 0.78 0.91 (0.31) (1.02) (1.33) 9.82 11.37% 514,643 0.99% 1.42% 1.03% 71.10%
10/31/2018 12.61 0.14 (1.26) (1.12) (0.27) (0.98) (1.25) 10.24 (10.06)% 400,854 0.99% 1.18% 1.03% 69.54%
Institutional Service Class Shares
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
10/31/2020 9.81 0.10 0.04 0.14 (0.25) — (0.25) 9.70 1.37% 26,867 1.11% 1.01% 1.15% 91.59%
10/31/2019 10.24 0.13 0.77 0.90 (0.31) (1.02) (1.33) 9.81 11.20% 13,879 1.11% 1.33% 1.15% 71.10%
10/31/2018 12.60 0.16 (1.28) (1.12) (0.26) (0.98) (1.24) 10.24 (10.04)% 15 0.99% 1.35% 1.03% 69.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - October 31, 2022 - Notes to Financial Statements - 87
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Janus Henderson Overseas Fund (formerly, AllianzGI International Growth Fund) ("Overseas")
The Funds, as applicable, currently offer Class A, Class C, Class M, Class R6, Eagle Class and Institutional Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective July 18, 2022, the Nationwide AllianzGI International Growth Fund was renamed “Nationwide Janus Henderson Overseas
Fund”.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

88 - Notes to Financial Statements - October 31, 2022 - International Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

International Funds - October 31, 2022 - Notes to Financial Statements - 89
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 89,915 $ – $ 89,915
Common Stock 254,218 – – 254,218
Convertible Bonds – 230,262 – 230,262
  Corporate Bonds
Aerospace & Defense – 460,619 – 460,619
Air Freight & Logistics – 604,800 – 604,800
Airlines – 2,885,113 – 2,885,113
Auto Components – 701,572 – 701,572
Banks – 262,925 – 262,925
Building Products – 207,470 – 207,470
Capital Markets – 411,558 – 411,558
Chemicals – 2,020,547 – 2,020,547
Commercial Services & Supplies – 1,504,731 – 1,504,731
Communications Equipment – 157,222 – 157,222
Construction & Engineering – 894,585 – 894,585
Consumer Finance – 2,759,028 – 2,759,028
Containers & Packaging – 511,356 – 511,356
Diversified Financial Services – 407,719 – 407,719
Diversified Telecommunication Services – 1,629,782 – 1,629,782
Electric Utilities – 193,170 – 193,170
Electrical Equipment – 244,501 – 244,501
Energy Equipment & Services – 1,214,362 – 1,214,362
Equity Real Estate Investment Trusts (REITs) – 433,343 – 433,343
Food Products – 443,094 – 443,094
Health Care Providers & Services – 952,307 – 952,307
Hotels, Restaurants & Leisure – 3,071,931 – 3,071,931
Household Durables – 227,563 – 227,563
Independent Power and Renewable
Electricity Producers – 258,850 – 258,850
Machinery – 178,500 – 178,500
Marine – 587,423 – 587,423
Media – 1,833,559 – 1,833,559
Metals & Mining – 1,851,414 – 1,851,414
Oil, Gas & Consumable Fuels – 6,034,348 – 6,034,348
Pharmaceuticals – 1,159,308 – 1,159,308
Real Estate Management & Development – 379,488 – 379,488
Road & Rail – 1,436,629 – 1,436,629
Software – 769,592 – 769,592
Specialty Retail – 1,403,986 – 1,403,986
Technology Hardware, Storage & Peripherals – 319,457 – 319,457
Thrifts & Mortgage Finance – 1,360,473 – 1,360,473
Trading Companies & Distributors – 229,069 – 229,069
Water Utilities – 312,970 – 312,970
Total Corporate Bonds $ – $ 40,314,364 $ – $ 40,314,364
Loan Participations – 1,910,849 – 1,910,849
Repurchase Agreement – 4,147,513 – 4,147,513

90 - Notes to Financial Statements - October 31, 2022 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Total Assets $ 254,218 $ 46,692,903 $ – $ 46,947,121
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (629,417) $ – $ (629,417)
Forward Foreign Currency Contracts – (35,905) – (35,905)
Total Liabilities $ – $ (665,322) $ – $ (665,322)
Total $ 254,218 $ 46,027,581 $ – $ 46,281,799
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,241,066 $ – $ 9,241,066
Collateralized Mortgage Obligations – 19,308,512 – 19,308,512
Commercial Mortgage-Backed Securities – 9,873,755 – 9,873,755
Common Stock 192,757 – – 192,757
Convertible Bonds – 1,652,706 – 1,652,706
Convertible Preferred Stock 1,215,648 – – 1,215,648
Corporate Bonds – 66,553,667 – 66,553,667
Credit Default Swaps† – 162,331 – 162,331
Foreign Government Security – 325,530 – 325,530
Futures Contracts# 2,430,801 – – 2,430,801
Loan Participations – 4,631,147 – 4,631,147
Municipal Bond – 543,787 – 543,787
Repurchase Agreement – 3,260,210 – 3,260,210
Total Assets $ 3,839,206 $ 115,552,711 $ – $ 119,391,917
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (87,821) $ – $ (87,821)
Forward Foreign Currency Contracts – (38,389) – (38,389)
Futures Contracts# (418,404) – – (418,404)
Total Liabilities $ (418,404) $ (126,210) $ – $ (544,614)
Total $ 3,420,802 $ 115,426,501 $ – $ 118,847,303
International Equities
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,867,908 $ – $ – $ 1,867,908
Air Freight & Logistics – 1,170,842 – 1,170,842
Auto Components – 753,216 – 753,216
Automobiles – 6,242,256 – 6,242,256
Banks 908,283 9,588,252 – 10,496,535
Beverages – 3,894,447 – 3,894,447
Biotechnology – 716,843 – 716,843
Building Products – 817,072 – 817,072
Capital Markets – 3,903,297 – 3,903,297
Chemicals 1,520,887 3,734,475 – 5,255,362
Commercial Services & Supplies – 1,029,279 – 1,029,279
Diversified Telecommunication Services 676,588 1,401,371 – 2,077,959
Electric Utilities – 3,399,230 – 3,399,230
Electrical Equipment – 3,034,019 – 3,034,019
Electronic Equipment, Instruments &
Components – 833,959 – 833,959
Entertainment – 1,018,746 – 1,018,746
Equity Real Estate Investment Trusts (REITs) – 816,899 – 816,899
Food & Staples Retailing – 3,068,056 – 3,068,056
Food Products – 4,010,113 – 4,010,113
Gas Utilities 641,374 – – 641,374

International Funds - October 31, 2022 - Notes to Financial Statements - 91
Level 1 Level 2 Level 3 Total
Assets:
Health Care Equipment & Supplies $ – $ 2,279,329 $ – $ 2,279,329
Health Care Providers & Services – 941,050 – 941,050
Hotels, Restaurants & Leisure 842,439 – – 842,439
Household Durables – 2,070,305 – 2,070,305
Household Products – 1,192,527 – 1,192,527
Industrial Conglomerates – 2,361,657 – 2,361,657
Insurance 1,061,768 6,533,150 – 7,594,918
Interactive Media & Services – 393,596 – 393,596
Internet & Direct Marketing Retail 317,900 – – 317,900
IT Services 936,500 2,619,128 – 3,555,628
Marine – 1,252,802 – 1,252,802
Metals & Mining 4,613,291 4,109,147 – 8,722,438
Multiline Retail – 1,158,509 – 1,158,509
Oil, Gas & Consumable Fuels 3,341,923 6,277,046 – 9,618,969
Personal Products – 4,453,806 – 4,453,806
Pharmaceuticals 1,470,250 13,354,385 – 14,824,635
Professional Services 1,381,722 4,645,991 – 6,027,713
Real Estate Management & Development – 774,260 – 774,260
Semiconductors & Semiconductor
Equipment 2,340,510 2,540,759 – 4,881,269
Software 775,380 837,009 – 1,612,389
Technology Hardware, Storage & Peripherals – 1,682,741 – 1,682,741
Textiles, Apparel & Luxury Goods 2,414,456 2,523,505 – 4,937,961
Tobacco – 414,187 – 414,187
Trading Companies & Distributors – 3,948,281 – 3,948,281
Wireless Telecommunication Services – 1,092,560 – 1,092,560
Total Common Stocks $ 25,111,179 $ 116,888,102 $ – $ 141,999,281
Exchange Traded Fund 408,800 – – 408,800
Repurchase Agreement – 1,613,706 – 1,613,706
Total $ 25,519,979 $ 118,501,808 $ – $ 144,021,787
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ 703,971 $ 495,274 $ – $ 1,199,245
Automobiles 305,745 – – 305,745
Banks 1,543,089 1,164,778 – 2,707,867
Biotechnology 1,716,218 623,613 – 2,339,831
Capital Markets 1,136,634 909,481 – 2,046,115
Chemicals 1,921,910 – – 1,921,910
Commercial Services & Supplies 1,077,380 – – 1,077,380
Consumer Finance 367,004 – – 367,004
Diversified Telecommunication Services – 341,337 – 341,337
Electrical Equipment 668,167 523,591 – 1,191,758
Electronic Equipment, Instruments &
Components – 550,728 – 550,728
Entertainment 1,194,292 353,877 – 1,548,169
Food & Staples Retailing 731,187 – – 731,187
Food Products – 382,180 – 382,180
Health Care Equipment & Supplies – 657,542 – 657,542
Health Care Providers & Services 2,026,957 – – 2,026,957
Hotels, Restaurants & Leisure 1,048,955 – – 1,048,955
Household Durables – 643,270 – 643,270
Insurance 804,382 1,158,789 – 1,963,171
Interactive Media & Services – 207,294 – 207,294
IT Services 3,440,170 – – 3,440,170
Leisure Products 342,608 – – 342,608
Life Sciences Tools & Services 450,892 – – 450,892

92 - Notes to Financial Statements - October 31, 2022 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Machinery $ 913,394 $ 929,591 $ – $ 1,842,985
Metals & Mining – 378,673 – 378,673
Oil, Gas & Consumable Fuels 1,310,210 1,268,014 – 2,578,224
Personal Products – 699,710 – 699,710
Pharmaceuticals 1,016,749 719,761 – 1,736,510
Professional Services – 413,362 – 413,362
Road & Rail 1,104,687 – – 1,104,687
Semiconductors & Semiconductor
Equipment 1,843,899 – – 1,843,899
Software 5,003,001 581,289 – 5,584,290
Specialty Retail 1,191,597 – – 1,191,597
Trading Companies & Distributors – 613,510 – 613,510
Wireless Telecommunication Services – 666,581 – 666,581
Total Common Stocks $ 31,863,098 $ 14,282,245 $ – $ 46,145,343
Repurchase Agreement – 564,187 – 564,187
Total $ 31,863,098 $ 14,846,432 $ – $ 46,709,530
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 5,232,655 $ – $ 5,232,655
Air Freight & Logistics – 840,561 – 840,561
Airlines 626,295 – – 626,295
Auto Components – 3,009,067 – 3,009,067
Automobiles 305,995 2,070,324 – 2,376,319
Banks 3,228,820 23,049,116 – 26,277,936
Beverages – 1,061,259 – 1,061,259
Biotechnology 6,837,198 6,607,667 – 13,444,865
Building Products – 2,540,919 – 2,540,919
Capital Markets – 7,440,881 – 7,440,881
Chemicals 3,296,352 15,188,403 – 18,484,755
Commercial Services & Supplies – 4,893,361 – 4,893,361
Construction & Engineering – 6,237,105 – 6,237,105
Construction Materials 898,513 2,915,395 – 3,813,908
Consumer Finance – 4,189,074 – 4,189,074
Containers & Packaging – 7,495,360 – 7,495,360
Distributors – 927,563 – 927,563
Diversified Financial Services – 9,495,019 – 9,495,019
Diversified Telecommunication Services – 1,585,380 – 1,585,380
Electric Utilities – 3,484,422 – 3,484,422
Electrical Equipment – 858,145 – 858,145
Electronic Equipment, Instruments &
Components – 13,734,921 – 13,734,921
Energy Equipment & Services – 1,633,969 – 1,633,969
Entertainment 1,361,693 1,574,875 – 2,936,568
Equity Real Estate Investment Trusts (REITs) 9,175,437 23,538,710 – 32,714,147
Food & Staples Retailing – 1,763,083 – 1,763,083
Food Products 1,410,549 9,109,408 – 10,519,957
Gas Utilities – 7,287,392 – 7,287,392
Health Care Equipment & Supplies 1,711,250 10,052,981 – 11,764,231
Hotels, Restaurants & Leisure 13,971,508 21,618,918 – 35,590,426
Household Durables 4,507,523 2,832,311 – 7,339,834
Independent Power and Renewable
Electricity Producers – 1,470,627 – 1,470,627
Industrial Conglomerates 1,602,874 1,416,943 – 3,019,817
Insurance – 13,765,897 – 13,765,897
Internet & Direct Marketing Retail – 2,018,541 – 2,018,541
IT Services 9,135,676 15,905,609 – 25,041,285

International Funds - October 31, 2022 - Notes to Financial Statements - 93
Level 1 Level 2 Level 3 Total
Assets:
Leisure Products $ – $ 2,639,297 $ – $ 2,639,297
Life Sciences Tools & Services 3,420,423 10,880,407 – 14,300,830
Machinery 15,413,106 27,428,956 – 42,842,062
Media – 11,015,997 – 11,015,997
Metals & Mining 3,621,756 11,238,082 – 14,859,838
Multiline Retail – 2,386,452 – 2,386,452
Oil, Gas & Consumable Fuels 6,345,971 11,182,919 – 17,528,890
Personal Products – 1,099,325 – 1,099,325
Pharmaceuticals 5,606,497 – – 5,606,497
Professional Services – 5,726,086 – 5,726,086
Real Estate Management & Development 5,918,113 18,145,338 – 24,063,451
Road & Rail 4,776,034 11,593,323 – 16,369,357
Semiconductors & Semiconductor
Equipment – 10,524,686 – 10,524,686
Software 10,823,481 1,679,342 – 12,502,823
Specialty Retail 4,271,484 3,306,305 – 7,577,789
Textiles, Apparel & Luxury Goods – 6,533,564 – 6,533,564
Thrifts & Mortgage Finance – 1,670,170 – 1,670,170
Trading Companies & Distributors – 7,382,907 – 7,382,907
Transportation Infrastructure – 6,230,156 – 6,230,156
Water Utilities 2,884,288 4,001,876 – 6,886,164
Wireless Telecommunication Services 4,958,529 – – 4,958,529
Total Common Stocks $ 126,109,365 $ 391,511,049 $ – $ 517,620,414
Exchange Traded Fund 8,168,840 – – 8,168,840
Repurchase Agreement – 15,388,406 – 15,388,406
Total $ 134,278,205 $ 406,899,455 $ – $ 541,177,660
Overseas
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,050,976 $ – $ – $ 5,050,976
Automobiles 2,089,762 – – 2,089,762
Banks – 22,559,536 – 22,559,536
Beverages – 14,667,612 – 14,667,612
Biotechnology 4,083,499 208,135 – 4,291,634
Diversified Telecommunication Services – 6,442,880 – 6,442,880
Electronic Equipment, Instruments &
Components – 9,822,073 – 9,822,073
Entertainment 4,845,337 5,582,729 – 10,428,066
Hotels, Restaurants & Leisure – 12,436,253 – 12,436,253
Insurance – 17,326,909 – 17,326,909
Interactive Media & Services – 1,643,154 – 1,643,154
Internet & Direct Marketing Retail – 5,163,988 – 5,163,988
Metals & Mining 10,319,138 3,581,403 – 13,900,541
Oil, Gas & Consumable Fuels 8,317,394 5,388,300 – 13,705,694
Personal Products – 6,488,070 – 6,488,070
Pharmaceuticals – 22,817,872 – 22,817,872
Road & Rail 1,557,891 3,859,671 – 5,417,562
Semiconductors & Semiconductor
Equipment – 11,572,033 – 11,572,033
Textiles, Apparel & Luxury Goods – 9,633,236 – 9,633,236
Trading Companies & Distributors – 4,174,082 – 4,174,082
Total Common Stocks $ 36,263,997 $ 163,367,936 $ – $ 199,631,933
Repurchase Agreement – 508,435 – 508,435
Total $ 36,263,997 $ 163,876,371 $ – $ 200,140,368
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

94 - Notes to Financial Statements - October 31, 2022 - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of October 31, 2022, Global High Yield held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.
As of October 31, 2022, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2022, International Small Cap held one right investment that was categorized as a Level 3 investment which was valued at $0.
Global High Yield
Corporate
Bonds Total
Balance as of 10/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
530,000 530,000
Sales — —
Change in Unrealized Appreciation/Depreciation (863,515) (863,515)
Transfers into Level 3 333,515 333,515
Transfers out of Level 3 — —
Balance as of 10/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 10/31/2022 ** $ (863,515) $ (863,515)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign Currency
Amount (USD)
Global High Yield $ 5,030

International Funds - October 31, 2022 - Notes to Financial Statements - 95
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.

96 - Notes to Financial Statements - October 31, 2022 - International Funds
As of October 31, 2022, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

International Funds - October 31, 2022 - Notes to Financial Statements - 97
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

98 - Notes to Financial Statements - October 31, 2022 - International Funds
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2022:
Global High Yield
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (629,417)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (35,905)
Total $ (665,322)

International Funds - October 31, 2022 - Notes to Financial Statements - 99
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2022:
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 162,331
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 2,430,801
Total $ 2,593,132
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (87,821)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (38,389)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (418,404)
Total $ (544,614)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Global High Yield
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 867,349
Forward Foreign Currency Contracts
Currency risk 2,403,928
Total $ 3,271,277
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 1,554,717
Forward Foreign Currency Contracts
Currency risk 1,676,195
Futures Contracts
Interest rate risk 7,947,704
Total $ 11,178,616
Overseas
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (63,829)
Total $ (63,829)

100 - Notes to Financial Statements - October 31, 2022 - International Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2022, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Global High Yield
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (271,021)
Forward Foreign Currency Contracts
Currency risk (84,290)
Total $ (355,311)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 594,465
Forward Foreign Currency Contracts
Currency risk (80,907)
Futures Contracts
Interest rate risk 1,264,557
Total $ 1,778,115
Global High Yield
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 16,774,615
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 156,116
Average Settlement Value Sold $ 13,384,128
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 77,384,615
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 48,349
Average Settlement Value Sold $ 9,296,371
Futures Contracts:
Average Notional Balance Long $ 8,747,414
Average Notional Balance Short $ 50,503,877

International Funds - October 31, 2022 - Notes to Financial Statements - 101
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2022:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of October 31, 2022, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
(i) Securities Lending
During the year ended October 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Global High Yield
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Brown Brothers
Harriman & Co.
Forward Foreign
Currency Contracts $ (9,256) $ — $ — $ (9,256)
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (26,6 49 ) — — (26,6 49 )
Total $ (35,905) $ — $ — $ (35,905)
Strategic Income
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts $ (38,389) $ — $ — $ (38,389)
Total $ (38,389) $ — $ — $ (38,389)
Strategic Income
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Osmosis Buyer Ltd.,
Delayed Draw Term Loan 07/31/2028 0.00% $ 27,222 $ 25,305 $108,889 $101,221 $ 136,111 $ 126,526

102 - Notes to Financial Statements - October 31, 2022 - International Funds
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18, 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2022, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Global High Yield $ 4,147,513
Strategic Income 3,260,210
International Equities 1,613,706
Global Sustainable Equity 564,187
International Small Cap 15,388,406
Overseas 508,435

International Funds - October 31, 2022 - Notes to Financial Statements - 103
(j) Joint Repurchase Agreements
During the year ended October 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $170,641,174 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 8/15/2052; total market value $174,054,011.
Global High Yield
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,147,513 $ – $ 4,147,513 $ (4,147,513) $ –
Total $ 4,147,513 $ – $ 4,147,513 $ (4,147,513) $ –

104 - Notes to Financial Statements - October 31, 2022 - International Funds
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,260,210 $ – $ 3,260,210 $ (3,260,210) $ –
Total $ 3,260,210 $ – $ 3,260,210 $ (3,260,210) $ –
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,613,706 $ – $ 1,613,706 $ (1,613,706) $ –
Total $ 1,613,706 $ – $ 1,613,706 $ (1,613,706) $ –
Global Sustainable Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 564,187 $ – $ 564,187 $ (564,187) $ –
Total $ 564,187 $ – $ 564,187 $ (564,187) $ –

International Funds - October 31, 2022 - Notes to Financial Statements - 105
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 15,388,406 $ – $ 15,388,406 $ (15,388,406) $ –
Total $ 15,388,406 $ – $ 15,388,406 $ (15,388,406) $ –
Overseas
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 508,435 $ – $ 508,435 $ (508,435) $ –
Total $ 508,435 $ – $ 508,435 $ (508,435) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

106 - Notes to Financial Statements - October 31, 2022 - International Funds
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield and Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, International Small Cap, and
Overseas. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to foreign currency gain/loss, treatment of notional principal contracts, paydown reclass, investments in passive foreign investment companies ("PFICs"), tax equalization, amortization, defaulted bond interest, litigation income, and reclassifications due to corporate actions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of October 31, 2022 may primarily be attributable to mark-to-market adjustments on forwards, defaulted bond interest, treatment of corporate actions, outstanding wash sale loss deferrals, treatment of notional principal contracts, mark-to-market adjustments on futures, investments in PFICs, and amortization. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2022 were as follows:
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund Capital
Total
Distributable
Earnings (Loss)
Global High Yield $ – $ –
Strategic Income 1,608,885 (1,608,885)
International Equities – –
Global Sustainable Equity – –
International Small Cap 8,343 (8,343)
Overseas – –

International Funds - October 31, 2022 - Notes to Financial Statements - 107
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Global High Yield
Amundi Asset Management US, Inc.
(" Amundi ")
Strategic Income Amundi
International Equities Bailard , Inc. (' Bailard ')
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
Overseas Janus Henderson Investors US LLC(a)
(a) Effective July 16, 2022, Janus Henderson Investors US LLC was appointed as the subadviser to the Fund. Effective July 16, 2022,
Allianz Global Investors U.S. LLC was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Global Sustainable Equity Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Overseas(a) Up to $200 million 0.70%
$200 million up to $500 million 0.68%
$500 million and more 0.65%
(a) Effective July 18, 2022.

108 - Notes to Financial Statements - October 31, 2022 - International Funds
Prior to July 18, 2022, under the terms of the Investment Advisory Agreement, the following Fund paid NFA an investment advisory fee based on the Funs' average daily net assets according to the following schedule.
For the year ended October 31, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund Fee Schedule
Advisory Fee
(annual rate)
Overseas Up to $1 billion 0.70%
$1 billion and more 0.67%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Global High Yield 0.64% 0.45%
Strategic Income 0.55 0.31
International Equities 0.75 0.75
Global Sustainable Equity 0.75 0.57
International Small Cap 0.95 0.88
Overseas 0.70 0.59
Fund Classes
Amount
(annual rate)
Global High Yield All Classes 0.70%
Strategic Income All Classes 0.49
International Equities All Classes 1.10
Global Sustainable Equity(a) All Classes 0.90
International Small Cap(b) All Classes 0.89
Overseas All Classes 0.72
(a) Effective October 1, 2022 through September 30, 2023. Prior to the effective date, Fund Operating Expenses was limited to 0.95%.
(b) Effective June 1, 2022 through May 31, 2023. Prior to the effective date, Fund Operating Expenses was limited to 0.99%.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Global High Yield $ 187,366 $ 179,168 $ 173,383 $ 539,917
Strategic Income 371,670 370,812 334,132 1,076,614
International Equities — — — —
Global Sustainable Equity 151,252 150,314 99,623 401,189

International Funds - October 31, 2022 - Notes to Financial Statements - 109
During the year ended October 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2022, NFM earned an aggregate of $710,960 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2022, the Funds’ aggregate portion of such costs amounted to $4,895.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2022, the Funds imposed aggregate front-end sales charges of $6,573. From these fees, NFD retained a portion amounting to $853.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for International Equities, Global Sustainable Equity, International
Small Cap, and Overseas. Applicable Class A CDSCs are 0.75% for Global High Yield and Strategic Income. Class C CDSCs are
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
International Small Cap $ 196,430 $ 141,089 $ 407,730 $ 745,249
Overseas 283,517 249,610 252,496 785,623
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

110 - Notes to Financial Statements - October 31, 2022 - International Funds
1.00% for all Funds. During the year ended October 31, 2022, the Funds imposed aggregate CDSCs of $109. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Eagle Class, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2022, each Fund’s total administrative services fees were as follows:
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
Fund Class A Class C
Institutional
Service Class
Global High Yield 0.07% 0.06% 0.17%
Strategic Income 0.05 0.09 0.12
International Equities 0.08 0.06 0.04
Global Sustainable Equity 0.10 N/A 0.06
International Small Cap 0.25 N/A 0.08
Overseas 0.12 N/A 0.23
N/A — Not Applicable.
Fund Amount
Global High Yield $ 2,863
Strategic Income 69,863
International Equities 6,553
Global Sustainable Equity 44,148
International Small Cap 36,123
Overseas 500,954
Fund
% of Shares
Outstanding
Owned
Global High Yield 95.72%
Strategic Income 40.79
International Equities —
Global Sustainable Equity —
International Small Cap 63.09
Overseas 88.34

International Funds - October 31, 2022 - Notes to Financial Statements - 111
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended October 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a
Fund Purchases
*
Sales
*
Global High Yield $ 41,896,814 $ 90,482,201
Strategic Income 97,521,629 102,725,319
International Equities 77,846,972 91,017,161
Global Sustainable Equity 15,146,873 19,581,782
International Small Cap 597,829,946 525,440,250
Overseas 298,084,833 238,817,398
* Includes purchases and sales of long-term U.S. Government securities, if any.

112 - Notes to Financial Statements - October 31, 2022 - International Funds
particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

International Funds - October 31, 2022 - Notes to Financial Statements - 113
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
(h) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and

114 - Notes to Financial Statements - October 31, 2022 - International Funds
how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
Fund % of Shares
Number of
Accounts
Global High Yield 77.73% 3(a)
Strategic Income 33.21 2
International Equities 87.54 2
Global Sustainable Equity 46.09 1
International Small Cap 32.39 2(a)
Overseas 85.93 2(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 2,103
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Global High Yield $ 6,950,482 $ – $ 6,950,482 $ – $ 6,950,482
Strategic Income 6,062,698 – 6,062,698 – 6,062,698
International Equities 6,834,862 – 6,834,862 – 6,834,862
Global Sustainable Equity 2,895,124 4,856,082 7,751,206 – 7,751,206
International Small Cap 58,921,643 44,791,622 103,713,265 – 103,713,265
Overseas 3,356,882 13,538,071 16,894,953 – 16,894,953
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Global High Yield $ 6,346,909 $ – $ 6,346,909 $ – $ 6,346,909
Strategic Income 9,025,373 – 9,025,373 – 9,025,373
International Equities 4,317,556 – 4,317,556 – 4,317,556
Global Sustainable Equity 97,993 564,402 662,395 – 662,395

International Funds - October 31, 2022 - Notes to Financial Statements - 115
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2022.
During the year ended October 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
12. Settlement Proceeds
During the year ended October 31, 2022, Overseas reached a settlement agreement in the amount of $2,049,674 from a former subadvisor. These settlement proceeds are reflected in the Statements of Assets and Liabilities, Statements of Operations,
Statements of Changes in Net Assets and Financial Highlights.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Small Cap 6,507,087 – 6,507,087 – 6,507,087
Overseas 6,936,308 – 6,936,308 – 6,936,308
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Global High Yield $ 2,114,434 $ – $ 2,114,434 $ – $ – $ (10,427,905) $ (13,555,048) $ (21,868,519)
Strategic Income 7,139,336 1,544,111 8,683,447 17,745 – – (21,312,742) (12,611,550)
International
Equities 1,721,626 – 1,721,626 – – (12,235,862) (3,314,517) (13,828,753)
Global Sustainable
Equity 155,576 3,940,040 4,095,616 – – – 5,674,753 9,770,369
International Small
Cap 3,097,237 – 3,097,237 – – (26,476,446) (96,079,927) (119,459,136)
Overseas 3,537,840 – 3,537,840 – – (24,478,149) (8,006,171) (28,946,480)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Global High Yield $ 60,452,836 $ 182,204 $ (13,697,906) $ (13,515,702)
Strategic Income 139,320,987 3,024,996 (24,327,649) (21,302,653)
International Equities 147,246,756 12,737,694 (15,962,663) (3,224,969)
Global Sustainable Equity 41,022,901 12,473,275 (6,786,646) 5,686,629
International Small Cap 637,146,375 30,424,194 (126,392,909) (95,968,715)
Overseas 208,157,180 9,452,416 (17,469,228) (8,016,812)
Fund Amount
Global High Yield $ (10,427,905)
International Equities (12,235,862)
International Small Cap (26,476,446)
Overseas (24,478,149)
Fund Utilized
Strategic Income $ 1,915,379

116 - Notes to Financial Statements - October 31, 2022 - International Funds
13. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
14. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

International Funds - October 31, 2022 - Report of Independent Registered Public Accounting Firm - 117
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Amundi Global High Yield
Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard International Equities Fund, Nationwide Global
Sustainable Equity Fund, Nationwide International Small Cap Fund and Nationwide Janus Henderson Overseas Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard International Equities Fund,
Nationwide Global Sustainable Equity Fund, Nationwide International Small Cap Fund and Nationwide Janus Henderson Overseas
Fund (six of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31,
2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2022 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

118 - Supplemental Information - October 31, 2022 (Unaudited) - International Funds
Replacement of Allianz Global Investors U.S. LLC by Janus Henderson Investors US LLC
for Nationwide Janus Henderson Overseas Fund  (formerly known as the Nationwide AllianzGI International Growth Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the July 13, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Janus Henderson Overseas Fund (formerly known as the Nationwide AllianzGI International
Growth Fund) (the “Fund”), the appointment of Janus Henderson Investors US LLC (“Janus”) as sub-adviser to the Fund pursuant to an amended sub-advisory agreement (the “Sub-advisory Agreement”). Janus replaced Allianz Global Investors U.S. LLC
(“AllianzGI”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to Janus in advance of the meeting.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Janus under the Sub-advisory Agreement, including information relating to Janus’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of Janus who would be managing the Fund. The Board considered that the style in which the Fund would be managed would change from an international growth style to an international blend of international growth and value, and considered the factors on which NFA was recommending that change. The Board considered information concerning the past performance record of the Fund’s proposed Janus portfolio management team in managing the investment strategy it intended to use in managing the
Fund’s assets.
The Board considered the sub-advisory fee rate that NFA would pay to Janus with respect to the Fund. The Board considered that the sub-advisory fee proposed to be paid to Janus would include a breakpoint at an asset level lower than the asset level for the breakpoint in the current sub-advisory fee; the Board considered that the sub-advisory fee currently paid to Janus would as a result be slightly less than the sub-advisory fee paid to AllianzGI. The Board considered that NFA agreed that it would reduce the breakpoint in its contractual advisory fee schedule to align with the change to the new sub-advisory fee schedule so that any savings to NFA as a result of the new sub-advisory fee arrangement would result in a comparable decrease in fees paid to NFA.
The Board also considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Janus’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund to NFA following the implementation of the new sub-advisory agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Global High Yield – %
Strategic Income 0.74
International Equities 0.18
Global Sustainable Equity 15.32
International Small Cap –
Overseas 0.05

International Funds - October 31, 2022 (Unaudited) - Supplemental Information - 119
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount
Global High Yield $ –
Strategic Income 1,608,885
International Equities –
Global Sustainable Equity 4,856,082
International Small Cap 44,791,622
Overseas 13,538,071
Fund Amount Per Share
Global High Yield $ – $ –
Strategic Income – –
International Equities 5,487,916 0.2633
Global Sustainable Equity – –
International Small Cap 11,448,673 0.1705
Overseas 2,447,940 0.1899
Fund Amount Per Share
Global High Yield $ – $ –
Strategic Income – –
International Equities 314,066 0.0151
Global Sustainable Equity – –
International Small Cap 1,129,155 0.0168
Overseas 260,245 0.0202

International Funds - October 31, 2022 - Management Information - 121
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

122 - Management Information - October 31, 2022 - International Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - October 31, 2022 - Management Information - 123
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

124 - Market Index Definitions - October 31, 2022 - International Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - October 31, 2022 - Market Index Definitions - 125
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

126 - Market Index Definitions - October 31, 2022 - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

International Funds - October 31, 2022 - Market Index Definitions - 127
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

128 - Market Index Definitions - October 31, 2022 - International Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

International Funds - October 31, 2022 - Glossary - 129
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

130 - Glossary - October 31, 2022 - International Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

International Funds - October 31, 2022 - Glossary - 131
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-INT (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Annual Report
October 31, 2022
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 31
Statements of Investments 34
Statements of Assets and Liabilities 118
Statements of Operations 122
Statements of Changes in Net Assets 124
Financial Highlights 134
Notes to Financial Statements 143
Report of Independent Registered Public Accounting Firm 168
Supplemental Information 169
Management Information 171
Market Index Definitions 174
Glossary 180

Nationwide Mutual Funds - October 31, 2022 - 1
Message to Investors
Dear Investor,
Equity markets faced multiple macroeconomic headwinds and volatility during the annual reporting period ended October 31, 2022, as investors dealt with a hawkish Federal Reserve, supply chain disruptions, tepid gross domestic product (GDP), persistent inflation, and tightening financial conditions.
Economic GDP oscillated through the reporting period, with the fourth quarter of 2021 increasing at a +6.9% rate, primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, however, geopolitical risk, high inflation, and recession expectations led GDP to contract by -1.6% and -0.6%, respectively. Despite these contractions, GDP again rose 2.6% in the third quarter of 2022 as a narrowing trade deficit and increased consumer spending boosted the growth rate.
Slower economic growth coupled with cost pressures amid high inflation has been a challenge for corporate earnings during the reporting period. Given the consecutive GDP decline during the first half of 2022, analysts expect earnings growth to slow for the fourth quarter of 2022.
Further, the percentage of companies beating revenue estimates for the third quarter of 2022 is below the 5-year average of 69%. 2023 earnings estimates also face margin pressure from high inflation which will challenge corporate profits in the coming quarters.
Heightened macro uncertainty driven primarily by central banks, geopolitical risks, decades-high inflation, outsized foreign currency headwinds, and recessionary risks will likely continue to cloud the investment horizon for investors.
Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering. The S&P 500
®
Index (S&P 500) started
the period with a modest cumulative return of +3.76% between November and December 2021.
During the first quarter of 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russian-Ukraine war.
As a result, the S&P 500 fell by approximately 5.0% to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since
1980, down roughly 6.6% for the first quarter of 2022. In June 2022, the S&P 500 fell into a bear market, down over 20% from its all-time high on January 3, 2022. During the final month of the reporting period, however, the S&P 500 rallied approximately 8% on hopes that the Federal
Reserve would slow the pace of rate hikes. In addition, investor sentiment and momentum during the last month of the reporting period began to show significant improvement, boding well for market momentum into the fourth quarter of 2022.

2 - October 31, 2022 - Nationwide Mutual Funds
Aggressive monetary policy, high inflation, and recessionary fears contributed to the bear-
market selloff. Investor sentiment reached extremely pessimistic levels not seen since 2008 during the reporting period. As uncertainty intensified throughout the reporting period, equity markets endured considerable volatility. For example, the S&P 500 closed the second quarter of 2022 with an approximate loss of 16%, the ninth-worst quarter since World War II, and fell approximately 21% during the first half of 2022, which is one of the worst declines since 1970.
Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of
11.6%. The S&P 500 finished with a return of -14.61% for the entire reporting period, and the
U.S. Aggregate Bond Index closed at -15.68%.
The MSCI EAFE
®
Index returned –23.0%, and the MSCI Emerging Markets
®
Index returned
–31.03%, continuing to lag domestic markets for much of the past decade. In general, the dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.
The S&P 500 was higher in five of the 12 months during the reporting period.
Arguably the first five months of the reporting period can be characterized as a deep breath before the plunge; equities rose in the fourth quarter of 2021, with the forward price-to-earnings
(P/E) for the S&P 500 reaching 22.6x at the beginning of the reporting period irrespective of mounting macroeconomic warnings signs. Russia’s invasion of Ukraine in late February kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth while large-
capitalization beat small-cap stocks.
The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off”
from zero came as expected in March of 2022, with the Federal Reserve implementing a 0.25%
rate hike. Fixed-income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.41% during the reporting period; an inversion of this magnitude has not occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED
1
spread, are all
wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price
Index (CPI) hitting a forty-year high of 9.1% in June 2022. Nevertheless, during the last month of the reporting period, investors got a welcomed positive surprise from inflation, with core PCE
2
(the Federal Reserve’s preferred metric) coming in below expectations at 5.1%.
As the market digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets during the reporting period. For example, the 3-month
Treasury bill was 0.052% in November 2021 and reached over 4.0% during the reporting period.
The magnitude of the move highlights how volatile and uncertain the economic outlook has been during the reporting period. The Federal Reserve has hiked short-term interest rates at a magnitude and pace unlike any rate hiking campaign since the 1970s. As a result, this reporting period has been challenging for fixed-income investors.
As negative sentiment and volatility continue to roil the markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low.
Following a strong 2021, in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds: rising wages, higher input costs, and of course a fear that a recession is looming. Nevertheless, investors must remember that focusing on fundamentals and valuations, rather than investing based on emotions, will engender better investment outcomes. Thank you for your continued support and confidence.

Nationwide Mutual Funds - October 31, 2022 - 3
Sincerely,
Lee T. Cummings, President
Nationwide Funds
1
The TED spread measures the difference between the yield on the 3-month Treasury Bill
(T-bill) and the value of the Eurodollar futures contract—which is based on the 3-month LIBOR rate
2
The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends
The following chart provides returns for various market segments for the annual reporting period ended October 31, 2022:
Index
Annual Total Return
(as of October 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond -21.28%
Bloomberg Municipal Bond -11.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond -4.88%
Bloomberg U.S. 10-20 Year Treasury Bond -28.06%
Bloomberg U.S. Aggregate Bond -15.68%
Bloomberg U.S. Corporate High Yield -11.76%
MSCI EAFE
®
-23.00%
MSCI Emerging Markets
®
-31.03%
MSCI World ex USA -24.73%
Russell 1000
®
Growth -24.60%
Russell 1000
®
Value -7.00%
Russell 2000
®
-18.54%
S&P 500
®
-14.61%
Source: Morningstar

4 - Fund Commentary - October 31, 2022 - Nationwide Bond Index Fund
For the annual period ended October 31, 2022, the Nationwide Bond Index Fund Class A returned -16.18% versus -15.68% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Intermediate Core Bond (consisting of 428 investments as of October 31, 2022), was -16.13% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
In the fourth quarter of 2021, Omicron COVID-19 cases continued to rise, but preliminary data suggested that the variant would be less severe despite higher transmissibility and the vaccines would mostly be effective. The news moved the market back to a risk-
on tone over the month. Risk assets were further propelled by the Federal Reserve, whose updated forecast implied there would be three rate hikes in 2022 and an accelerated taper schedule that should eliminate the quantitative easing program in March. In
December, the Federal Open Market Committee (FOMC) doubled the pace of tapering; asset purchases would be reduced by $20 billion per month for treasuries and $10 billion per month for agency mortgage-backed securities (MBS). The FOMC prescribed the reduction for January and, at the new pace, would wrap up asset purchases in the middle of March. When wrapped up, the
Chair said he did not expect an extended wait time between the end of asset purchases and rate hikes. This was reflected in the December Summary of Economic Projections (SEP) and dot plot, which showed that participants expected that three hikes would be appropriate in 2022. The committee felt comfortable taking a more hawkish stance because inflation was nearly at a four-decade high, and the unemployment rate had declined to pre-pandemic levels. While the market would normally react negatively to a hawkish tilt by the Fed, investors became increasingly concerned with rising inflation and reacted positively to the announcement leading some market commentators to quip hawkish was the new dovish. Inflation was no longer being described as 'transitory,' and the risk of more persistent and higher inflation had increased, reflected in the SEP, which showed higher core and headline inflation through 2023. November Core Consumer Price Index (CPI) marked the highest level of inflation since 1982.
The trajectory of the conflict in Ukraine, inflation and monetary policy were the primary focus for markets in the first quarter of 2022.
Investors' varying reactions to news flow and data prints caused a great degree of volatility in the financial markets, particularly in rates. In March, the FOMC raised interest rates by 0.25% for the first time since 2018, as it aimed to control the historic rise in inflation brought on by pandemic-related supply bottlenecks and recent geopolitical tensions in Europe. In subsequent interviews, the Chair and other officials maintained a hawkish stance. With inflation well above 2.00% and the Fed's hawkish backdrop, front-
end rates moved meaningfully higher as markets were pricing eight additional rate hikes for 2022. The sell-off in the front end led to a dramatic flattening of the nominal yield curve. Consequently, the spread between the 10-year treasury and the 2-year treasury briefly inverted toward the final days of March. On the geopolitical front, the zero-COVID policy exerted pressure on China as they combated an increase in cases that led to disruptions in the global supply chain. As the Russia-Ukraine war continued, so too did the path of uncertainty for global markets. Given the increased Russian sanctions, oil prices climbed throughout the month.
Brent Crude surged to its highest level since 2008, approximately $140 a barrel, as countries pledged to limit their dependence on Russian oil. At the end of March, the U.S. announced that they would release a record amount of barrels from the strategic oil reserves. This led to the price of oil retracing to around $100 per barrel. Furthermore, given Russia and Ukraine are large contributors to the global supply of crops and fertilizers, there was potential that a potential escalation in the war could result in further food inflation and sanctions on further commodities. With geopolitical tensions exacerbating supply-side inflation and
Central banks' hawkish policies to control it, markets began forecasting higher inflation and lower real growth globally for the year.
Market volatility continued throughout second quarter of 2022 as the market's focus toggled between persistently high inflation prints and growing fears around a potential recession. With respect to monetary policy, Fed speakers at the beginning of June suggested 50 basis point (bps) hikes in June and July would create sufficient near-term tightening under the assumption that monthly inflation prints would decelerate. However, a surprisingly strong CPI print released the week prior to the June 15th FOMC meeting forced the Fed to accelerate its hiking path, raising rates by 75 bps. While the committee did "not expect moves of this size to be common," they did raise guidance for the path of hikes for the rest of the year, potentially into restrictive territory in 2022, and were looking for compelling evidence that inflation pressures were abating before considering a pause. Importantly, the Summary of Economic Projections revealed an acknowledgment that restoring price stability would require some economic pain, likely in the form of higher unemployment.
In the third quarter of 2022, the market once again was defined by a backdrop of continually high inflation prints and hawkish central banks driving global sovereign yields higher as markets moved to reprice the path of global monetary policy. A strong inflation print in September showed strength across both goods and services. Headline CPI rose by 0.12% in August, bringing the year-over-year gain to 8.30%, lower than what we had seen in July. Core CPI, however, was the surprise with a monthly increase of 0.57%, bringing the year-over-year gain to 6.30%, higher than the 5.90% seen in the previous month. The main story was shelter inflation, which rose 0.69% (after 0.54% in July), with strength coming in both the rental and the owner's equivalent rent categories. Rental inflation is currently running at 6.70%, which is the highest in almost four decades. Following the strong inflation print, the Fed raised rates by 75 bps during the September FOMC meeting, bringing the Fed Funds rate to 3-3.25%. With this latest hike, the Fed raised rates a total of 300 bps over a 7-month period which is the fastest tightening since the 1980s. During the press conference, Chair Powell homed in on the "higher for longer" narrative and "will do what it takes" to control inflation. He

Nationwide Bond Index Fund - October 31, 2022 - Fund Commentary - 5
repeated that there would be some economic pain to businesses and households in the process of lowering inflation, but that is needed for bringing inflation down.
The Fund did not invest in derivatives during the period.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Scott Radell and Karen Uyehara
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - October 31, 2022 - Nationwide Bond Index Fund
Asset Allocation
1
U.S. Treasury Obligations 39.9%
Mortgage-Backed Securities 27.5%
Corporate Bonds 24.1%
Commercial Mortgage-Backed Securities 2.1%
Foreign Government Securities 1.6%
U.S. Government Agency Securities 1.6%
Repurchase Agreement 1.6%
Supranational 1.3%
Municipal Bonds 0.9%
Asset-Backed Securities 0.2%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Banks 4.7%
Oil, Gas & Consumable Fuels 1.6%
Electric Utilities 1.5%
Capital Markets 1.2%
Health Care Providers & Services 1.1%
Equity Real Estate Investment Trusts (REITs) 1.0%
Pharmaceuticals 0.9%
Media 0.8%
Consumer Finance 0.7%
Insurance 0.7%
Other Industries
#
85.8%
100.0%
Top Holdings
2
FNMA UMBS, 2.00%, 4/1/2036 0.7%
GNMA, 2.00%, 4/20/2051 0.6%
U.S. Treasury Notes, 2.25%, 11/15/2025 0.6%
U.S. Treasury Notes, 1.63%, 5/15/2031 0.6%
U.S. Treasury Notes, 1.38%, 8/31/2026 0.6%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.6%
U.S. Treasury Notes, 1.13%, 2/15/2031 0.5%
U.S. Treasury Notes, 2.25%, 1/31/2024 0.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 11/25/2052 0.5%
U.S. Treasury Notes, 2.88%, 7/31/2025 0.5%
Other Holdings
#
94.3%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

Nationwide Bond Index Fund - October 31, 2022 - Fund Commentary - 7
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(16.18)% (1.22)% 0.07% 12/29/1999
w/SC
2
(18.05)% (1.67)% (0.37)%
Class C w/o SC
1
(16.71)% (1.88)% (0.60)% 3/29/2006
w/SC
3
(17.52)% N/A N/A
Class R6
4,5
(15.84)% (0.81)% 0.47% 12/29/1999
Institutional Service Class
4
(16.07)% (1.05)% (0.39)% 12/6/2016
Bloomberg U.S. Aggregate
Bond Index (15.68)% (0.54)% 0.74%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.68% 0.64%
Class C 1.34% 1.30%
Class R6 0.26% 0.22%
Institutional Service Class 0.51% 0.47%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Effective October 29, 2013, a 2.25% front-end sales charge was deducted. Prior to October 29, 2013 a 4.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

8 - Fund Commentary - October 31, 2022 - Nationwide Bond Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund versus the Bloomberg U.S.
Aggregate Bond Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Index Fund - October 31, 2022 - Fund Commentary - 9
For the annual period ended October 31, 2022, the Nationwide International Index Fund Class A returned -23.43% versus -23.00%
for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category,
Foreign Large Blend (consisting of 676 investments as of October 31, 2022), was -24.67% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
In fourth quarter of 2021, developed non-U.S. equity markets posted a gain in October on the back of strong corporate earnings reports and robust economic data. The emergence of the new COVID-19 variant (Omicron), however, dampened market performance in November and put pressure on central banks as they faced rising inflation rates on the back of supply chain disruptions. In December, markets rebounded as the new variant was reported to be less severe than expected despite higher transmissibility.
In Europe, the market recovered in December after the concerns regarding the new variant were lessened. The European Central
Bank (“ECB”) committed to ending the emergency bond-buying program in March but promised to keep low borrowing costs over 2022 and to keep the door open for restarting emergency support in the event of turbulence. On the other hand, the Bank of England raised the policy interest rate in December from 0.10% to 0.25%, signaling that the inflation risk outweighed the disruptions risk of the Omicron variant.
Asian developed markets finished the quarter in negative territory. The uncertainty of the impact of Omicron and the higher commodity prices weighed down the performance of Asian markets. Japanese equities were the worst performer on the back of a weakened Yen and renewed ambiguity regarding new mobility restrictions.
As developed markets started recovering from the Omicron variant in the first quarter of 2022, investors' attention shifted to rising inflation rates, the spike in commodity prices, and the financial and economic implications of the Russian invasion of Ukraine.
Those concerns dampened investors' sentiment and market performance over the quarter.
In response to the rising inflation rate, the ECB announced its plan to end bond purchasing by the end of September 2022. Annual inflation in the Eurozone rose from 5.90% in February to 7.50% in March, fueled by increasing commodity prices. In the U.K., the
Bank of England raised the interest rate by 0.50% over the quarter on top of an additional 0.15% raise in December. The U.K.
equity market proved more resilient than its developed markets peers, supported by its exposure to Energy and Materials.
In Japan, the manufacturing sector continued to suffer from supply chain disruption and semiconductor shortage. The Yen weakened and reached a six-year low against the U.S. dollar in March.
In the second quarter of 2022, rising inflation and recession fears weighed down on developed markets' performance. Global geopolitical tension intensified as the war in Ukraine continued with no sign of resolution. European countries were directly impacted by the reduction in gas supply from Russia and increased gas prices, which peaked in the first half of June 2022 and drove inflation higher. Germany announced its energy emergency plan to prioritize industrial users with the allocation of gas supply. Similarly, the
U.K. unveiled its new measures to help households facing larger energy bills in the upcoming fall.
As a result of the ongoing elevated inflation, the Bank of England (BoE) raised the U.K. base rate to 1.25% in June 2022, while the ECB indicated a first-rate hike would likely be in July 2022 along with an end to the asset purchase plan early in third quarter of 2022. In Japan, the Yen weakened against the U.S. dollar, breaching the 130 level for the first time in the last two decades as the Bank of Japan (BoJ) kept its accommodative monetary policy unchanged.
In third quarter of 2022, developed equity markets came under downward pressure over the quarter as recession fears remained elevated. Central banks' hawkish tone on bringing inflation rates down, despite the inherent risk to the growth outlook, weighed down on both equity and bond markets over the quarter. The energy crisis in Europe intensified worries over supply and high costs.
In the Eurozone, recession loomed amid the intensifying energy crisis. This increased geopolitical tension and weakened the Euro, which dropped to parity with the U.S. dollar for the first time since the 1980s. Inflation continued to rise, particularly in the form of high gas and electricity prices. The ECB hiked policy rates by 0.75% in September 2022 with an expectation to bring the rates to
2.00% by year-end.
In the U.K., the BoE used further tightening to contain inflation, even though a recession is expected to start in the fourth quarter.
U.K. markets reacted negatively to the fiscal policy announced by the newly formed government.

10 - Fund Commentary - October 31, 2022 - Nationwide International Index Fund
The Japanese Yen depreciated over the quarter as the Bank of Japan kept the policy rate unchanged. The Ministry of Finance intervened in the currency markets for the first time since 1998, which weighed down on investor sentiment and pushed equities into negative territory.
From a sector perspective, Energy (+15.14%), Health Care (-17.42%), and Consumer Staples (-18.86%) were among the best performers. In comparison, Information Technology (-35.94%), Real Estate (-31.20%), and Consumer Discretionary (-31.09%)
were among the worst performers.
Exchange-traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients' trades, dividends, interest received, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transaction costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensuring tight tracking to the benchmark.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Amy Whitelaw, Jennifer Hsui, CFA, Suzanne Henige, CFA and Paul Whitehead
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
The Fund is indexed to an MSCI index. The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.

Nationwide International Index Fund - October 31, 2022 - Fund Commentary - 11
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreement 0.7%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Pharmaceuticals 9.6%
Banks 9.3%
Oil, Gas & Consumable Fuels 5.2%
Insurance 4.9%
Food Products 3.5%
Automobiles 3.2%
Metals & Mining 3.2%
Chemicals 3.1%
Machinery 2.8%
Textiles, Apparel & Luxury Goods 2.7%
Other Industries
#
52.5%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.4%
Roche Holding AG 1.8%
Shell plc 1.6%
ASML Holding NV 1.5%
AstraZeneca plc 1.4%
Novo Nordisk A/S Class B 1.4%
Novartis AG (Registered) 1.4%
LVMH Moet Hennessy Louis Vuitton SE 1.4%
Toyota Motor Corp. 1.1%
TotalEnergies SE 1.0%
Other Holdings
#
85.0%
100.0%
Top Countries
2
Japan 21.9%
United Kingdom 12.0%
France 10.8%
Australia 8.1%
Germany 7.8%
United States 6.9%
Switzerland 6.0%
Netherlands 5.5%
Sweden 3.2%
Denmark 2.7%
Other Countries
#
15.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

12 - Fund Commentary - October 31, 2022 - Nationwide International Index Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(23.43)% (0.63)% 3.61% 12/29/1999
w/SC
2
(27.86)% (1.80)% 3.00%
Class C w/o SC
1
(24.02)% (1.34)% 2.90% 2/14/2005
w/SC
3
(24.74)% N/A N/A
Class R
4,5
(23.65)% (0.92)% 3.33% 3/9/2007
Class R6
4,6
(23.03)% (0.18)% 4.03% 12/29/1999
Institutional Service Class
4
(23.29)% (0.41)% 3.35% 12/6/2016
MSCI EAFE
®
Index (23.00)% (0.09)% 4.13%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.73% 0.71%
Class C 1.50% 1.48%
Class R 1.03% 1.01%
Class R6 0.31% 0.29%
Institutional Service Class 0.53% 0.51%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide International Index Fund - October 31, 2022 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund versus the MSCI
EAFE
®
Index over the 10-year period ended 10/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - October 31, 2022 - Nationwide Mid Cap Market Index Fund
For the annual period ended October 31, 2022, the Nationwide Mid Cap Market Index Fund Class A returned -12.10% versus
-11.54% for its benchmark, the S&P MidCap 400
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Mid-Cap Blend (consisting of 353 investments as of October 31, 2022), was -13.21% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Following a strong earnings season that boosted the positive sentiment early in fourth quarter of 2021, the emergence of the new COVID-19 variant (Omicron) and the concerns about higher inflation rates weighed down on the U.S. market performance in November. Preliminary data, however, showed that the vaccine is effective against Omicron, and the Federal Reserve (Fed)
shared more clarity on next year's policy path, leading to strong positive returns by the end of the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Biden supported the market performance over the quarter.
The Fed’s stance on monetary policy was at the forefront of market discussions over the quarter. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to spring 2022.
In first quarter of 2022, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong, with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policymakers'
challenges. Investors were concerned that the Fed may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In second quarter of 2022, concerns about high inflation, growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increase in expectation of an interest rate hike weighed down on U.S. equity market valuations.
As the Fed continued to grapple with inflation, its messaging evolved over the quarter. Initially, Chairman Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in the unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
The U.S. equity market rallied in July 2022 on the back of a softened tone from the Fed, signaling a slower rate rise in 2023. The
Fed's hawkish tone later in the quarter at the Jackson Hole conference, however, reaffirmed its commitment to fighting inflation.
In their battle against a high inflation rate, the U.S. Congress passed a new bill that aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy, generating considerable household income gains.
From a sector perspective, Energy (+45.93%), Consumer Staples (+4.41%), and Utilities (+2.22%) were among the best performers. While Communication Services (-23.58%), Information Technology (-22.87%), and Consumer Discretionary (-22.67%)
were among the worst performers.
Exchange-traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients' trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transaction costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensuring tight tracking to the benchmark.
The Fund did not experience any liquidity events that had a material impact on performance.

Nationwide Mid Cap Market Index Fund - October 31, 2022 - Fund Commentary - 15
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Amy Whitelaw, Jennifer Hsui, CFA, Suzanne Henige, CFA and Paul Whitehead
Source: BlackRock, Bloomberg as of September 30, 2022
©2022 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are the property of their respective owners.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.8%
Repurchase Agree ment 1.3%
Futures Contracts 0.1%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Banks 7.6%
Equity Real Estate Investment Trusts (REITs) 7.3%
Machinery 4.6%
Insurance 4.1%
Health Care Equipment & Supplies 3.8%
Oil, Gas & Consumable Fuels 3.4%
Software 3.1%
Metals & Mining 3.0%
Semiconductors & Semiconductor Equipment 3.0%
Electronic Equipment, Instruments & Components 3.0%
Other Industries
#
57.1%
100.0%
Top Holdings
2
Steel Dynamics, Inc. 0.8%
First Solar, Inc. 0.7%
First Horizon Corp. 0.6%
Hubbell, Inc. 0.6%
Darling Ingredients, Inc. 0.6%
Carlisle Cos., Inc. 0.6%
RPM International, Inc. 0.6%
Reliance Steel & Aluminum Co. 0.6%
Fair Isaac Corp. 0.6%
Graco, Inc. 0.6%
Other Holdings
#
93.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

16 - Fund Commentary - October 31, 2022 - Nationwide Mid Cap Market Index Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(12.10)% 6.75% 10.50% 12/29/1999
w/SC
2
(17.15)% 5.49% 9.84%
Class C w/o SC
1
(12.70)% 6.03% 9.77% 10/22/2003
w/SC
3
(13.46)% N/A N/A
Class R
4,5
(12.32)% 6.44% 10.21% 3/9/2007
Class R6
4,6
(11.73)% 7.19% 10.95% 12/29/1999
Institutional Service Class
4
(11.93)% 6.98% 7.90% 12/6/2016
S&P MidCap 400
®
Index (11.54)% 7.47% 11.23%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.69% 0.68%
Class C 1.36% 1.35%
Class R 0.94% 0.93%
Class R6 0.27% 0.26%
Institutional Service Class 0.50% 0.49%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Mid Cap Market Index Fund - October 31, 2022 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund versus the S&P
MidCap 400
®
Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2022 - Nationwide NYSE Arca Tech 100 Index Fund
For the annual period ended October 31, 2022, the Nationwide NYSE Arca Tech 100 Index Fund Class A returned -20.08%
versus -19.49% for its benchmark, the NYSE Arca Tech 100
SM
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category™, Technology (consisting of 171 investments as of October 31, 2022), was -36.39% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
During the 12 months ending October 31, 2022, equity markets experienced difficult conditions as inflation rates rose to multi-
decade highs. Wage growth, lingering pandemic-related supply-chain bottlenecks, and the ongoing Russia-Ukraine conflict contributed to a rapid rise in prices for commodities and finished goods. In response, Central Bank officials aggressively moved to tighten monetary policy, and raised the specter of a possible slowdown in economic growth.
The objective of the Fund is to track the total return of NYSE Arca Tech 100
SM
Index. To pursue this goal, the Fund is generally fully
invested in the stocks that comprise the Index. The Fund’s holdings are carefully selected to match the composition of the Index as closely as possible, in terms of security, sector, and country exposure.
Industrials and Energy were the two best performing sectors during the period and the only two sectors to positively contribute to the Fund’s performance. Israel was the sole country to add to the Fund’s performance. Although Finland and United Kingdom were the next two best performing countries, both slightly detracted from the Fund’s return.
Communication Services, Consumer Discretionary and Information Technology were the three worst performing sectors; while
China, Canada, and South Korea were the three worst performing countries.
During the period, the Fund utilized exchange-traded futures’ contracts, specifically NASDAQ 100 E-mini contracts, from time to time. The purpose of these investments was to reduce the impact of cash drag from minor uninvested cash balances and pending dividend receivables, and as such, it did not have a material impact on the Fund’s return.
The Fund did not experience any liquidity events that had a measurable impact on performance during the period.
Subadviser:
BNY Mellon Investment Management
Portfolio Managers:
Marlene Walker Smith; David France, CFA; Michael Stoll; Todd Frysinger, CFA; and Vlasta Sheremeta, CFA
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as derivatives
(many of which create investment leverage and are highly volatile) and exchange-traded funds (ETFs) (shareholders will bear additional costs). Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
”, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks Archipelago
Holdings, Inc. and NYSE Group, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund (the “Fund”). The Fund is not sponsored, endorsed, sold promoted by Archipelago Holdings, Inc.
or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, or the Fund in particular, track general stock market performance.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2022 - Fund Commentary - 19
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreement 1.6%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (1.2)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 22.5%
Software 16.9%
IT Services 10.2%
Aerospace & Defense 9.4%
Life Sciences Tools & Services 8.8%
Communications Equipment 6.8%
Biotechnology 5.0%
Technology Hardware, Storage & Peripherals 2.7%
Interactive Media & Services 2.0%
Internet & Direct Marketing Retail 1.9%
Other Industries
#
13.8%
100.0%
Top Holdings
2
Thermo Fisher Scientific, Inc. 4.0%
Lockheed Martin Corp. 3.8%
ASML Holding NV (Registered), NYRS 3.7%
Broadcom, Inc. 3.6%
Intuit, Inc. 3.3%
Lam Research Corp. 3.1%
Ubiquiti, Inc. 2.7%
Mastercard, Inc., Class A 2.5%
Adobe, Inc. 2.5%
KLA Corp. 2.4%
Other Holdings
#
68.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

20 - Fund Commentary - October 31, 2022 - Nationwide NYSE Arca Tech 100 Index Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(20.08)% 10.16% 14.23% 6/10/1996
w/SC
3
(24.68)% 8.86% 13.59%
Class C
1
w/o SC
2
(20.67)% 9.36% 13.42% 5/8/2000
w/SC
4
(21.39)% N/A N/A
Class R6
5,6
(19.81)% 10.54% 12.67% 9/18/2013
Institutional Service
Class
1,5,7
(19.91)% 10.41% 14.49% 6/8/2009
NYSE Arca Tech 100
Index
SM
(19.49)% 10.90% 15.19%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.63%
Class C 1.35%
Class R6 0.30%
Institutional Service Class 0.41%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2022 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide NYSE Arca Tech 100 Index Fund versus the
NYSE Arca Tech 100
SM
Index over the 10-year period ended 10/31/22. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark NYSE Arca Tech 100 Index Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - October 31, 2022 - Nationwide S&P 500 Index Fund
For the annual period ended October 31, 2022, the Nationwide S&P 500 Index Fund Class A returned -15.06% versus -14.61% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category™, Large
Blend (consisting of 1163 investments as of October 31, 2022), was -15.18% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Following a strong earnings season that boosted the positive sentiment early in fourth quarter of 2021, the emergence of the new COVID-19 variant (Omicron) and the concerns about higher inflation rates weighed down on the U.S. market performance in
November. Preliminary data, however, showed that the vaccine is effective against Omicron, and the Federal Reserve (Fed) shared more clarity on next year's policy path, leading to strong positive returns by the end of the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Joe Biden supported the market performance over the quarter.
The Fed’s stance on monetary policy was at the forefront of market discussions over the quarter. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to spring 2022.
In first quarter of 2022, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong, with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policymakers'
challenges. Investors were concerned that the Fed may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In second quarter of 2022, concerns about high inflation, growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increase in expectation of an interest rate hike weighed down on U.S. equity market valuations.
As the Fed continued to grapple with inflation, its messaging evolved over the quarter. Initially, Chairman Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in the unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
The U.S. equity market rallied in July 2022 on the back of a softened tone from the Fed, signaling a slower rate rise in 2023. The
Fed's hawkish tone later in the quarter at the Jackson Hole conference, however, reaffirmed its commitment to fighting inflation.
In their battle against a high inflation rate, the U.S. Congress passed a new bill that aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy, generating considerable household income gains.
From a GICS* sector perspective, Energy (+64.97%), Consumer Staples (+4.86%), and Utilities (+3.09%) were among the best performers. While Communication Services (-40.64%), Consumer Discretionary (-28.53%), and Real Estate (-20.65%) were among the worst performers.
Exchange-traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients' trades, dividends, interest received and other activity associated with securities in the Fund. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio.
While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transaction costs.
Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensuring tight tracking to the benchmark.
The Fund did not experience any liquidity events that had a material impact on performance.

Nationwide S&P 500 Index Fund - October 31, 2022 - Fund Commentary - 23
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Amy Whitelaw, Jennifer Hsui, CFA, Suzanne Henige, CFA and Paul Whitehead
Source: BlackRock, Bloomberg as of September 30, 2022
©2022 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are the property of their respective owners.
*The Global Industry Classification Standard (GICS) is an industry taxonomy developed in 1999 by MSCI and Standard & Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P as categorized all major public companies.
Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreement 0.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Software 8.2%
Technology Hardware, Storage & Peripherals 7.4%
Oil, Gas & Consumable Fuels 4.9%
Semiconductors & Semiconductor Equipment 4.7%
Pharmaceuticals 4.7%
IT Services 4.5%
Interactive Media & Services 4.0%
Banks 3.9%
Health Care Providers & Services 3.7%
Capital Markets 3.0%
Other Industries
#
51.0%
100.0%
Top Holdings
2
Apple, Inc. 7.1%
Microsoft Corp. 5.3%
Amazon.com, Inc. 2.8%
Tesla, Inc. 1.9%
Alphabet, Inc., Class A 1.7%
Berkshire Hathaway, Inc., Class B 1.6%
UnitedHealth Group, Inc. 1.6%
Alphabet, Inc., Class C 1.6%
Exxon Mobil Corp. 1.4%
Johnson & Johnson 1.4%
Other Holdings
#
73.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

24 - Fund Commentary - October 31, 2022 - Nationwide S&P 500 Index Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(15.06)% 9.80% 12.14% 12/30/1999
w/SC
2
(19.93)% 8.51% 11.47%
Class C w/o SC
1
(15.64)% 9.09% 11.42% 10/22/2003
w/SC
3
(16.44)% N/A N/A
Class R
4,5
(15.38)% 9.50% 11.82% 1/30/2007
Class R6
4,6
(14.74)% 10.26% 12.60% 12/30/1999
Institutional Service Class
4
(15.00)% 9.98% 12.32% 11/2/1998
Service Class
4
(15.09)% 9.82% 12.15% 11/2/1998
S&P 500
®
Index (14.61)% 10.44% 12.79%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.60%
Class C 1.25%
Class R 0.94%
Class R6 0.19%
Institutional Service Class 0.44%
Service Class 0.59%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide S&P 500 Index Fund - October 31, 2022 - Fund Commentary - 25
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide S&P 500 Index Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/22. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - October 31, 2022 - Nationwide Small Cap Index Fund
For the annual period ended October 31, 2022, the Nationwide Small Cap Index Fund Class A returned -18.96% versus -18.54%
for its benchmark, the Russell 2000
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category™,
Small Blend (consisting of 557 investments as of October 31, 2022), was -14.46% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Following a strong earnings season that boosted the positive sentiment early in fourth quarter of 2021, the emergence of the new COVID-19 variant (Omicron) and the concerns about higher inflation rates weighed down on the U.S. market performance in
November. Preliminary data, however, showed that the vaccine is effective against Omicron, and the Federal Reserve (Fed) shared more clarity on next year's policy path, leading to strong positive returns by the end of the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Joe Biden supported the market performance over the quarter.
The Fed’s stance on monetary policy was at the forefront of market discussions over the quarter. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to spring 2022.
In first quarter of 2022, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong, with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policymakers'
challenges. Investors were concerned that the Fed may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In second quarter of 2022, concerns about high inflation, growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increase in expectation of an interest rate hike weighed down on U.S. equity market valuations.
As the Fed continued to grapple with inflation, its messaging evolved over the quarter. Initially, Chairman Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in the unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
The U.S. equity market rallied in July 2022 on the back of a softened tone from the Fed, signaling a slower rate rise in 2023. The
Fed's hawkish tone later in the quarter at the Jackson Hole conference, however, reaffirmed its commitment to fighting inflation.
In their battle against a high inflation rate, the U.S. Congress passed a new bill that aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy, generating considerable household income gains.
From a sector perspective, Energy (+43.36%), Utilities (+3.71%), and Consumer Staples (-0.85%) were among the best performers.
While Communication Services (-40.91%), Health Care (-31.32%), and Information Technology (-30.31%) were among the worst performers.
Exchange-traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients' trades, dividends, interest received and other activity associated with securities in the Fund. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio.
While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transaction costs.
Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensuring tight tracking to the benchmark.
The Fund did not experience any liquidity events that had a material impact on performance.

Nationwide Small Cap Index Fund - October 31, 2022 - Fund Commentary - 27
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Amy Whitelaw, Jennifer Hsui, CFA, Suzanne Henige, CFA and Paul Whitehead
Source: BlackRock, Bloomberg as of September 30, 2022
©2022 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are the property of their respective owners.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources.
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund may hold stocks for longer-than-average periods, subjecting it to short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreement 5.1%
Futures Contracts 0.1%
Rights
†
0.0%
Liabilities in excess of other assets (4.4)%
100.0%
Top Industries
2
Banks 9.8%
Biotechnology 6.7%
Equity Real Estate Investment Trusts (REITs) 5.5%
Oil, Gas & Consumable Fuels 4.7%
Software 4.5%
Machinery 3.8%
Health Care Equipment & Supplies 3.7%
Health Care Providers & Services 2.8%
Hotels, Restaurants & Leisure 2.4%
Electronic Equipment, Instruments & Components 2.2%
Other Industries
#
53.9%
100.0%
Top Holdings
2
Shockwave Medical, Inc. 0.4%
Chart Industries, Inc. 0.3%
Matador Resources Co. 0.3%
RBC Bearings, Inc. 0.3%
Murphy Oil Corp. 0.3%
Kinsale Capital Group, Inc. 0.3%
SouthState Corp. 0.3%
EMCOR Group, Inc. 0.3%
Murphy USA, Inc. 0.3%
Texas Roadhouse, Inc. 0.3%
Other Holdings
#
96.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2022.
2
Percentages indicated are based upon total investments as of October 31, 2022.

28 - Fund Commentary - October 31, 2022 - Nationwide Small Cap Index Fund
Average Annual Total Return
(For periods ended October 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(18.96)% 5.03% 9.42% 12/29/1999
w/SC
2
(23.60)% 3.79% 8.77%
Class C w/o SC
1
(19.49)% 4.31% 8.68% 10/22/2003
w/SC
3
(20.23)% N/A N/A
Class R
4,5
(19.25)% 4.69% 9.18% 3/9/2007
Class R6
4,6
(18.64)% 5.47% 9.87% 12/29/1999
Institutional Service Class
4
(18.79)% 5.23% 6.46% 12/6/2016
Russell 2000
®
Index (18.54)% 5.56% 9.93%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.74% 0.68%
Class C 1.44% 1.38%
Class R 1.05% 0.99%
Class R6 0.32% 0.26%
Institutional Service Class 0.57% 0.51%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Small Cap Index Fund - October 31, 2022 - Fund Commentary - 29
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund versus the Russell
2000
®
Index over the 10-year period ended 10/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Index Funds - October 31, 2022 - Shareholder Expense Example - 31
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2022) and continued to hold your shares at the end of the reporting period (October 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2022 through October 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2022 through October 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 929.30 3.11 0.64
Hypothetical
(a)(b)
1,000.00 1,021.98 3.26 0.64
Class C Shares
Actual
(a)
1,000.00 926.30 6.17 1.27
Hypothetical
(a)(b)
1,000.00 1,018.80 6.46 1.27
Class R6 Shares
Actual
(a)
1,000.00 931.10 1.07 0.22
Hypothetical
(a)(b)
1,000.00 1,024.10 1.12 0.22
Institutional Service Class Shares
Actual
(a)
1,000.00 929.90 2.29 0.47
Hypothetical
(a)(b)
1,000.00 1,022.84 2.40 0.47

32 - Shareholder Expense Example - October 31, 2022 - Index Funds
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 879.70 3.27 0.69
Hypothetical
(a)(b)
1,000.00 1,021.73 3.52 0.69
Class C Shares
Actual
(a)
1,000.00 875.80 7.19 1.52
Hypothetical
(a)(b)
1,000.00 1,017.54 7.73 1.52
Class R Shares
Actual
(a)
1,000.00 878.40 4.92 1.04
Hypothetical
(a)(b)
1,000.00 1,019.96 5.30 1.04
Class R6 Shares
Actual
(a)
1,000.00 882.40 1.38 0.29
Hypothetical
(a)(b)
1,000.00 1,023.74 1.48 0.29
Institutional Service Class Shares
Actual
(a)
1,000.00 880.20 2.56 0.54
Hypothetical
(a)(b)
1,000.00 1,022.48 2.75 0.54
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 978.80 3.39 0.68
Hypothetical
(a)(b)
1,000.00 1,021.78 3.47 0.68
Class C Shares
Actual
(a)
1,000.00 975.40 6.87 1.38
Hypothetical
(a)(b)
1,000.00 1,018.25 7.02 1.38
Class R Shares
Actual
(a)
1,000.00 977.50 4.93 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Class R6 Shares
Actual
(a)
1,000.00 980.70 1.30 0.26
Hypothetical
(a)(b)
1,000.00 1,023.89 1.33 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 979.60 2.44 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 939.50 3.28 0.67
Hypothetical
(a)(b)
1,000.00 1,021.83 3.41 0.67
Class C Shares
Actual
(a)
1,000.00 936.00 6.83 1.40
Hypothetical
(a)(b)
1,000.00 1,018.15 7.12 1.40
Class R6 Shares
Actual
(a)
1,000.00 941.20 1.57 0.32
Hypothetical
(a)(b)
1,000.00 1,023.59 1.63 0.32
Institutional Service Class Shares
Actual
(a)
1,000.00 940.60 2.15 0.44
Hypothetical
(a)(b)
1,000.00 1,022.99 2.24 0.44

Index Funds - October 31, 2022 - Shareholder Expense Example - 33
Beginning Account
Value($) 5/1/22
Ending Account
Value($) 10/31/22
Expenses Paid
During Period ($)
5/1/22 - 10/31/22
Expense Ratio
During Period (%)
5/1/22 - 10/31/22
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 942.70 2.84 0.58
Hypothetical
(a)(b)
1,000.00 1,022.28 2.96 0.58
Class C Shares
Actual
(a)
1,000.00 939.30 6.01 1.23
Hypothetical
(a)(b)
1,000.00 1,019.00 6.26 1.23
Class R Shares
Actual
(a)
1,000.00 940.70 4.60 0.94
Hypothetical
(a)(b)
1,000.00 1,020.47 4.79 0.94
Class R6 Shares
Actual
(a)
1,000.00 944.20 0.93 0.19
Hypothetical
(a)(b)
1,000.00 1,024.25 0.97 0.19
Institutional Service Class Shares
Actual
(a)
1,000.00 942.80 2.15 0.44
Hypothetical
(a)(b)
1,000.00 1,022.99 2.24 0.44
Service Class Shares
Actual
(a)
1,000.00 942.20 2.89 0.59
Hypothetical
(a)(b)
1,000.00 1,022.23 3.01 0.59
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 996.10 3.42 0.68
Hypothetical
(a)(b)
1,000.00 1,021.78 3.47 0.68
Class C Shares
Actual
(a)
1,000.00 992.80 6.93 1.38
Hypothetical
(a)(b)
1,000.00 1,018.25 7.02 1.38
Class R Shares
Actual
(a)
1,000.00 994.10 4.98 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Class R6 Shares
Actual
(a)
1,000.00 997.50 1.31 0.26
Hypothetical
(a)(b)
1,000.00 1,023.89 1.33 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 996.30 2.06 0.41
Hypothetical
(a)(b)
1,000.00 1,023.14 2.09 0.41
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2022 through
October 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

34 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Asset-Backed Securities 0 .2%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 150,777 139,835
Automobiles 0 .1%
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 314,005 311,259
Credit Card 0 .0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 46,760
Total Asset-Backed Securities
(cost $513,754)
497,854
Commercial Mortgage-Backed Securities 2 .1%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 411,331
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 637,035
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 479,410
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K037, Class A2,
3.49%, 1/25/2024 200,000 196,421
Series K066, Class A2,
3.12%, 6/25/2027 250,000 232,870
Series K739, Class A2,
1.34%, 9/25/2027 620,000 529,230
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 179,223
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,151,996 977,152
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 677,133
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 420,404
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 130,125
Total Commercial Mortgage-Backed
Securities
(cost $5,531,407) 4,870,334
Corporate Bonds 24 .1%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .6%
Boeing Co. (The) ,
3.10%, 5/1/2026 200,000 180,594
3.20%, 3/1/2029 100,000 83,315
5.15%, 5/1/2030 50,000 46,199
5.71%, 5/1/2040 200,000 173,506
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 42,942
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 49,197
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 36,870
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 79,952
4.15%, 6/15/2053 10,000 7,981
4.30%, 6/15/2062 10,000 7,980
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 86,668
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 200,000 186,181
4.50%, 6/1/2042 100,000 84,994
Textron, Inc. ,
4.30%, 3/1/2024 250,000 246,966
1,313,345
Air Freight & Logistics 0 .2%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 90,255
4.55%, 4/1/2046 100,000 76,604
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 238,761
5.30%, 4/1/2050(a) 100,000 97,860
503,480
Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 100,000 79,825
Auto Components 0 .1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 39,875
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 66,848
2.65%, 7/1/2027 25,000 21,753
Lear Corp. ,
3.80%, 9/15/2027 123,000 111,194
239,670
Automobiles 0 .1%
General Motors Co. ,
6.25%, 10/2/2043 150,000 131,693
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 16,554
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 58,298
206,545
Banks 4 .7%
Banco Santander SA ,
2.71%, 6/27/2024 200,000 189,855
4.25%, 4/11/2027(a) 200,000 180,555

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp. ,
(SOFR + 0.67%), 1.84%,
2/4/2025(b) 60,000 56,849
4.25%, 10/22/2026 145,000 136,965
(SOFR + 1.05%), 2.55%,
2/4/2028(b) 200,000 173,047
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 241,000 212,745
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 224,834
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 100,000 78,954
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 154,571
(SOFR + 1.33%), 2.97%,
2/4/2033(b) 95,000 73,621
(SOFR + 1.83%), 4.57%,
4/27/2033(b) 40,000 35,448
(SOFR + 2.16%), 5.02%,
7/22/2033(b) 45,000 41,268
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 170,000 107,555
5.88%, 2/7/2042 25,000 23,969
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 100,000 78,936
(SOFR + 1.56%), 2.97%,
7/21/2052(b) 30,000 17,824
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(b) 25,000 18,342
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 250,000 225,119
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 221,426
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 240,785
Canadian Imperial Bank of
Commerce ,
3.60%, 4/7/2032 30,000 24,764
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 293,406
3.70%, 1/12/2026(a) 250,000 235,025
3.40%, 5/1/2026 200,000 185,265
(SOFR + 1.28%), 3.07%,
2/24/2028(b) 10,000 8,816
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 100,000 88,675
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 100,000 88,108
(SOFR + 1.17%), 2.56%,
5/1/2032(b) 80,000 60,958
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
6.63%, 6/15/2032 182,000 184,205
4.65%, 7/23/2048 100,000 80,250
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 226,761
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 91,214
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 137,362
(SOFR + 1.66%), 4.34%,
4/25/2033(b) 20,000 17,343
HSBC Holdings plc ,
(SOFR + 1.51%), 4.18%,
12/9/2025(b) 200,000 188,400
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(b) 200,000 173,678
4.95%, 3/31/2030 200,000 179,055
6.50%, 9/15/2037 100,000 86,592
JPMorgan Chase & Co. ,
3.63%, 5/13/2024(a) 350,000 342,853
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(b) 200,000 196,223
3.13%, 1/23/2025 250,000 239,326
(SOFR + 0.49%), 0.77%,
8/9/2025(b) 100,000 91,259
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 233,180
3.30%, 4/1/2026 250,000 233,294
(SOFR + 1.32%), 4.08%,
4/26/2026(b) 100,000 95,869
(SOFR + 1.56%), 4.32%,
4/26/2028(b) 190,000 176,737
(SOFR + 1.99%), 4.85%,
7/25/2028(b) 150,000 142,600
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(b) 25,000 22,801
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 100,000 80,678
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 125,000 98,578
(SOFR + 1.25%), 2.58%,
4/22/2032(b) 100,000 76,889
(SOFR + 1.26%), 2.96%,
1/25/2033(b) 35,000 27,343
(SOFR + 2.58%), 5.72%,
9/14/2033(b) 50,000 46,610
6.40%, 5/15/2038 120,000 123,642
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 50,000 36,752
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 115,000 71,787
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 88,393
2.88%, 4/3/2028 200,000 185,640

36 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Kreditanstalt fuer
Wiederaufbau,
1.75%, 9/14/2029 100,000 84,993
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 240,389
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(b) 200,000 170,661
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 149,608
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027(a) 250,000 218,326
National Australia Bank Ltd. ,
3.38%, 1/14/2026(a) 250,000 235,992
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b) 200,000 166,170
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 100,000 80,967
Royal Bank of Canada ,
2.25%, 11/1/2024 250,000 234,888
2.05%, 1/21/2027(a) 100,000 87,315
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 90,370
Sumitomo Mitsui Financial
Group, Inc. ,
3.20%, 9/17/2029 250,000 205,323
Toronto-Dominion Bank (The) ,
2.65%, 6/12/2024 200,000 191,622
1.25%, 12/13/2024 100,000 91,655
4.46%, 6/8/2032 60,000 53,921
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(a)(b) 10,000 9,642
(SOFR + 0.61%), 1.27%,
3/2/2027(b) 50,000 43,182
(SOFR + 2.24%), 4.92%,
7/28/2033(b) 10,000 8,906
US Bancorp ,
2.40%, 7/30/2024 250,000 238,916
Series X, 3.15%,
4/27/2027(a) 250,000 229,752
(SOFR + 2.11%), 4.97%,
7/22/2033(b) 25,000 22,765
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(b) 40,000 38,479
(SOFR + 1.26%), 2.57%,
2/11/2031(b) 250,000 199,226
(SOFR + 1.50%), 3.35%,
3/2/2033(a)(b) 50,000 40,307
5.61%, 1/15/2044 283,000 246,839
(SOFR + 4.50%), 5.01%,
4/4/2051(b) 60,000 50,857
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
3.30%, 2/26/2024 150,000 147,161
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(b) 30,000 21,252
3.13%, 11/18/2041 65,000 39,885
11,092,368
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 285,000 244,437
Anheuser-Busch InBev
Worldwide, Inc. ,
5.45%, 1/23/2039 80,000 75,157
4.75%, 4/15/2058 100,000 81,241
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(a) 100,000 92,250
2.60%, 6/1/2050 100,000 63,352
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 42,963
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 165,758
Keurig Dr Pepper, Inc. ,
4.50%, 4/15/2052 30,000 23,576
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 36,867
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 94,207
3.45%, 10/6/2046 75,000 56,112
2.75%, 10/21/2051(a) 50,000 32,680
1,008,600
Biotechnology 0 .3%
AbbVie, Inc. ,
4.30%, 5/14/2036 100,000 86,493
4.70%, 5/14/2045 50,000 41,542
4.25%, 11/21/2049 175,000 135,766
Amgen, Inc. ,
2.80%, 8/15/2041 80,000 53,533
4.66%, 6/15/2051 170,000 140,383
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 91,386
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 150,000 128,855
677,958
Building Products 0 .0%
†
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 20,244
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 50,000 41,005
Masco Corp. ,
3.13%, 2/15/2051 30,000 17,313
Owens Corning ,
4.30%, 7/15/2047 10,000 7,038
85,600

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1 .2%
Ares Capital Corp. ,
3.88%, 1/15/2026(a) 60,000 53,793
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027(a) 100,000 87,927
Series J, 1.90%, 1/25/2029 100,000 80,413
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b) 20,000 20,029
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 40,702
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 72,958
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 55,411
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 86,465
1.95%, 12/1/2031 50,000 37,378
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 47,581
Credit Suisse Group AG ,
3.75%, 3/26/2025 250,000 224,006
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(b) 200,000 160,112
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.73%), 1.76%,
1/24/2025(b) 50,000 47,251
3.50%, 4/1/2025 300,000 284,242
2.64%, 2/24/2028 25,000 21,608
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(a)(b) 250,000 202,657
6.25%, 2/1/2041 250,000 244,753
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 18,868
4.60%, 3/15/2033 20,000 18,377
4.95%, 6/15/2052 20,000 17,127
3.00%, 9/15/2060 50,000 28,980
5.20%, 6/15/2062 20,000 17,746
Jefferies Group LLC ,
4.15%, 1/23/2030 50,000 42,390
Moody's Corp. ,
2.55%, 8/18/2060 25,000 12,806
Morgan Stanley ,
4.35%, 9/8/2026 250,000 238,046
(SOFR + 1.00%), 2.48%,
1/21/2028(b) 130,000 112,365
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(b) 50,000 45,625
7.25%, 4/1/2032 100,000 107,400
(SOFR + 1.29%), 2.94%,
1/21/2033(b) 50,000 38,945
4.38%, 1/22/2047 250,000 194,254
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 46,126
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030(a) 100,000 92,995
S&P Global, Inc. ,
2.70%, 3/1/2029(c) 10,000 8,593
State Street Corp. ,
3.30%, 12/16/2024(a) 155,000 149,277
2,957,206
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 26,025
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 54,123
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 72,730
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038(a) 30,000 27,185
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 37,684
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 78,071
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 50,000 39,918
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,102
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 42,936
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 46,260
Nutrien Ltd. ,
5.00%, 4/1/2049 20,000 16,927
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 84,285
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 39,539
Westlake Corp. ,
4.38%, 11/15/2047 40,000 28,550
608,335
Commercial Services & Supplies 0 .0%
†
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 41,003
3.05%, 3/1/2050 50,000 32,204
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 40,201
113,408
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026(a) 150,000 138,472
5.90%, 2/15/2039 40,000 40,832
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 42,873
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 16,000 15,617

38 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Motorola Solutions, Inc.,
2.30%, 11/15/2030 35,000 26,187
263,981
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 39,466
Construction Materials 0 .1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 37,174
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 93,477
130,651
Consumer Finance 0 .7%
AerCap Ireland Capital DAC ,
3.00%, 10/29/2028 200,000 161,574
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 30,768
American Express Co. ,
3.63%, 12/5/2024 150,000 144,744
3.13%, 5/20/2026(a) 300,000 277,564
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 46,324
2.25%, 1/12/2029 50,000 41,645
Capital One Financial Corp. ,
3.75%, 4/24/2024 100,000 97,285
3.75%, 3/9/2027 250,000 227,921
(SOFR + 2.06%), 4.93%,
5/10/2028(b) 45,000 41,780
Discover Financial Services ,
4.50%, 1/30/2026 100,000 93,747
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 42,320
John Deere Capital Corp. ,
0.70%, 1/15/2026(a) 100,000 87,341
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 93,312
Synchrony Financial ,
4.50%, 7/23/2025 190,000 179,993
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 43,843
3.65%, 1/8/2029 100,000 91,654
4.45%, 6/29/2029 50,000 48,013
1,749,828
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 19,538
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 46,163
2.25%, 2/1/2027 45,000 39,428
2.85%, 2/1/2032 50,000 38,969
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 86,113
230,211
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0 .1%
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 57,657
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,447
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 36,152
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 21,786
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,500
139,542
Diversified Financial Services 0 .2%
Corebridge Financial, Inc. ,
3.90%, 4/5/2032(c) 25,000 20,895
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 96,846
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 45,699
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 158,232
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 92,722
414,394
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
4.30%, 2/15/2030 50,000 45,588
2.55%, 12/1/2033 207,000 152,548
3.50%, 6/1/2041 100,000 70,651
3.65%, 9/15/2059 398,000 251,056
Bell Telephone Co. of Canada
(The) ,
4.30%, 7/29/2049 50,000 37,964
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 50,000 57,215
Orange SA ,
5.50%, 2/6/2044 50,000 46,085
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 97,075
Verizon Communications, Inc. ,
4.33%, 9/21/2028(a) 100,000 93,747
2.55%, 3/21/2031 250,000 197,556
3.85%, 11/1/2042 175,000 130,257
2.99%, 10/30/2056 260,000 149,602
1,329,344
Electric Utilities 1 .5%
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 80,000 76,372

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 69,681
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 73,737
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 76,496
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 201,125
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,294
3.70%, 3/15/2045 80,000 59,227
Series B, 3.65%, 3/1/2052 10,000 7,180
Duke Energy Corp. ,
3.75%, 4/15/2024 150,000 147,170
3.30%, 6/15/2041 80,000 54,163
4.20%, 6/15/2049 150,000 109,225
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 69,787
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 138,391
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 94,445
4.20%, 4/1/2049 50,000 38,662
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 21,171
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 37,663
Eversource Energy ,
Series H, 3.15%,
1/15/2025(a) 75,000 71,323
3.45%, 1/15/2050 100,000 66,604
Exelon Corp. ,
4.05%, 4/15/2030 200,000 179,432
5.63%, 6/15/2035 100,000 97,039
Florida Power & Light Co. ,
4.13%, 6/1/2048 150,000 119,360
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 90,131
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 82,711
Kentucky Utilities Co. ,
5.13%, 11/1/2040(a) 50,000 44,478
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 25,000 24,603
4.45%, 6/20/2025 25,000 24,488
1.88%, 1/15/2027 45,000 38,864
4.63%, 7/15/2027 25,000 24,035
2.75%, 11/1/2029(a) 100,000 83,788
2.44%, 1/15/2032 25,000 19,289
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 37,307
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 46,841
4.60%, 6/1/2052(c) 25,000 21,203
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 186,802
4.50%, 7/1/2040 100,000 74,569
PacifiCorp ,
6.00%, 1/15/2039 25,000 24,453
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 78,545
Southern California Edison
Co. ,
4.00%, 4/1/2047 100,000 71,340
Series B, 4.88%, 3/1/2049 50,000 40,148
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 194,075
4.40%, 7/1/2046(a) 150,000 116,459
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 27,463
Union Electric Co. ,
2.63%, 3/15/2051 100,000 58,141
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 39,210
4.45%, 2/15/2044 150,000 120,852
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 86,338
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 126,692
3,599,372
Electrical Equipment 0 .0%
†
Eaton Corp. ,
4.00%, 11/2/2032 100,000 88,525
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,741
91,266
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 83,085
Corning, Inc. ,
5.35%, 11/15/2048(a) 70,000 60,498
Flex Ltd. ,
3.75%, 2/1/2026 200,000 185,138
328,721
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 30,570
4.08%, 12/15/2047 50,000 36,232
Halliburton Co. ,
5.00%, 11/15/2045(a) 90,000 74,544
NOV, Inc. ,
3.95%, 12/1/2042 50,000 32,994
174,340
Entertainment 0 .2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 29,687

40 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 8,605
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 39,269
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 81,735
3.50%, 5/13/2040 60,000 45,821
2.75%, 9/1/2049 100,000 61,929
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(c) 50,000 44,479
4.28%, 3/15/2032(a)(c) 25,000 20,194
5.14%, 3/15/2052(c) 170,000 118,697
450,416
Equity Real Estate Investment Trusts (REITs) 1 .0%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 50,000 35,065
American Tower Corp. ,
3.70%, 10/15/2049 100,000 65,549
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 95,592
Boston Properties LP ,
2.75%, 10/1/2026 150,000 132,861
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 85,664
Camden Property Trust ,
3.35%, 11/1/2049 50,000 32,380
Crown Castle, Inc. ,
2.25%, 1/15/2031 100,000 76,229
4.00%, 11/15/2049 60,000 41,919
CubeSmart LP ,
2.25%, 12/15/2028 40,000 32,098
2.50%, 2/15/2032 45,000 33,149
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 92,231
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 28,257
3.20%, 11/18/2029 35,000 29,315
2.15%, 7/15/2030 100,000 76,125
ERP Operating LP ,
2.85%, 11/1/2026 250,000 226,375
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 40,690
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 84,341
GLP Capital LP ,
5.38%, 4/15/2026 200,000 190,912
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 40,197
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025(a) 19,000 18,119
2.88%, 1/15/2031 50,000 39,960
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 39,817
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Kilroy Realty LP ,
3.05%, 2/15/2030(a) 50,000 38,999
Kimco Realty Corp. ,
4.45%, 9/1/2047 50,000 36,730
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(a) 100,000 90,990
Prologis LP ,
2.88%, 11/15/2029 40,000 33,487
1.25%, 10/15/2030(a) 100,000 73,203
Public Storage ,
1.50%, 11/9/2026 55,000 47,843
2.25%, 11/9/2031 50,000 38,378
Realty Income Corp. ,
3.25%, 6/15/2029 150,000 129,501
Simon Property Group LP ,
4.75%, 3/15/2042 100,000 79,645
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 71,792
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 37,804
UDR, Inc. ,
3.20%, 1/15/2030 50,000 41,334
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,113
5.13%, 5/15/2032 10,000 8,860
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 43,257
2,317,781
Food & Staples Retailing 0 .2%
Costco Wholesale Corp. ,
2.75%, 5/18/2024(a) 200,000 194,288
Kroger Co. (The) ,
7.50%, 4/1/2031(a) 90,000 99,043
Sysco Corp. ,
6.60%, 4/1/2050 50,000 51,180
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 70,000 58,637
Walmart, Inc. ,
2.65%, 9/22/2051 100,000 64,524
467,672
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 91,435
2.90%, 3/1/2032(a) 25,000 20,843
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 46,899
4.80%, 3/15/2048 10,000 8,307
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 42,791
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 84,491
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 33,917
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 34,166

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
JBS USA LUX SA ,
3.00%, 5/15/2032(a)(c) 30,000 22,022
6.50%, 12/1/2052(c) 15,000 13,165
Kellogg Co. ,
3.25%, 4/1/2026 40,000 37,465
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 99,974
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 106,094
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 28,931
Tyson Foods, Inc. ,
5.10%, 9/28/2048(a) 50,000 43,699
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 82,936
5.90%, 11/15/2032 50,000 52,248
849,383
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 38,502
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 78,154
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 44,300
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 14,170
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 6,926
182,052
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 43,842
4.90%, 11/30/2046 100,000 93,326
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 89,850
1.92%, 2/1/2027 70,000 60,161
2.27%, 12/1/2028 50,000 41,112
Becton Dickinson and Co. ,
4.69%, 12/15/2044 44,000 36,984
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 28,719
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 38,248
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 41,188
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 43,702
Stryker Corp. ,
2.90%, 6/15/2050 50,000 30,972
548,104
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048(a) 21,000 16,719
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 35,956
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 50,000 38,287
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 36,553
Centene Corp. ,
3.00%, 10/15/2030 37,000 29,785
Cigna Corp. ,
4.13%, 11/15/2025 200,000 193,337
3.40%, 3/15/2050 125,000 83,011
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 48,263
4.19%, 10/1/2049 25,000 17,703
CVS Health Corp. ,
4.30%, 3/25/2028 59,000 55,361
3.75%, 4/1/2030 100,000 88,302
2.13%, 9/15/2031(a) 90,000 68,868
4.78%, 3/25/2038 40,000 34,718
5.05%, 3/25/2048 150,000 127,417
Elevance Health, Inc. ,
4.65%, 8/15/2044 150,000 125,122
HCA, Inc. ,
5.00%, 3/15/2024 200,000 198,267
4.50%, 2/15/2027 250,000 234,055
4.63%, 3/15/2052(a)(c) 70,000 51,557
Humana, Inc. ,
3.95%, 8/15/2049 50,000 36,856
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 39,583
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 41,750
McKesson Corp. ,
1.30%, 8/15/2026 100,000 85,895
3.95%, 2/16/2028 100,000 92,678
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 18,047
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 14,757
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 10,577
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029(a) 50,000 45,914
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 8,806
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 26,024
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 232,989
3.88%, 12/15/2028 200,000 185,988
5.35%, 2/15/2033 50,000 50,160
3.05%, 5/15/2041 50,000 35,447
3.25%, 5/15/2051 100,000 67,872
5.88%, 2/15/2053 20,000 20,412

42 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
3.13%, 5/15/2060 50,000 30,922
2,527,958
Hotels, Restaurants & Leisure 0 .3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 47,048
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 44,459
3.25%, 2/15/2030 65,000 52,385
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 56,505
Series R, 3.13%, 6/15/2026 200,000 182,554
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 93,125
3.70%, 2/15/2042 40,000 29,851
4.88%, 12/9/2045 50,000 43,262
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 96,698
3.50%, 11/15/2050 100,000 67,755
713,642
Household Durables 0 .3%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 80,123
Lennar Corp. ,
5.88%, 11/15/2024 300,000 300,666
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 33,381
PulteGroup, Inc. ,
5.00%, 1/15/2027(a) 100,000 96,040
Whirlpool Corp. ,
3.70%, 5/1/2025(a) 100,000 96,318
606,528
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 8,749
Colgate-Palmolive Co. ,
3.70%, 8/1/2047(a) 50,000 39,290
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 32,055
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 89,298
169,392
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 43,983
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 20,059
64,042
Industrial Conglomerates 0 .1%
3M Co. ,
4.00%, 9/14/2048(a) 40,000 30,226
General Electric Co. ,
Series A, 6.75%, 3/15/2032 108,000 117,337
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 39,540
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 28,267
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 46,138
261,508
Insurance 0 .7%
Allstate Corp. (The) ,
4.20%, 12/15/2046 50,000 38,977
American International Group,
Inc. ,
4.75%, 4/1/2048 100,000 82,548
Aon Global Ltd. ,
4.75%, 5/15/2045(a) 50,000 40,846
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 236,245
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 89,060
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 128,231
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 81,527
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 44,053
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 27,713
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 31,683
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 37,948
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 48,059
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 36,602
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 96,221
Markel Corp. ,
5.00%, 5/20/2049 50,000 40,794
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 50,000 42,680
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 85,060
4.13%, 8/13/2042 50,000 39,143
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 44,269
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 102,089
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 50,000 37,989
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 84,993
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 47,043

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Willis North America, Inc.,
2.95%, 9/15/2029 30,000 24,273
1,568,046
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
2.05%, 8/15/2050 100,000 57,181
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 196,514
Meta Platforms, Inc. ,
4.45%, 8/15/2052(c) 35,000 25,975
279,670
Internet & Direct Marketing Retail 0 .1%
Amazon.com, Inc. ,
3.60%, 4/13/2032 25,000 22,384
2.50%, 6/3/2050 50,000 29,696
3.95%, 4/13/2052 25,000 19,576
4.25%, 8/22/2057 150,000 120,767
4.10%, 4/13/2062 25,000 19,212
eBay, Inc. ,
4.00%, 7/15/2042 50,000 36,748
248,383
IT Services 0 .3%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 76,361
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 73,884
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 191,165
3.50%, 7/1/2029 50,000 43,381
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 33,713
International Business
Machines Corp. ,
4.25%, 5/15/2049(a) 100,000 77,622
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 39,297
3.95%, 2/26/2048 50,000 40,086
PayPal Holdings, Inc. ,
2.40%, 10/1/2024(a) 35,000 33,349
Visa, Inc. ,
4.30%, 12/14/2045 100,000 85,219
694,077
Leisure Products 0 .1%
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 91,371
3.90%, 11/19/2029 50,000 43,132
134,503
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(a) 100,000 83,850
Danaher Corp. ,
2.60%, 10/1/2050 75,000 45,010
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 42,006
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 33,202
2.60%, 10/1/2029(a) 65,000 55,683
259,751
Machinery 0 .3%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 52,838
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 191,527
Deere & Co. ,
3.90%, 6/9/2042 100,000 82,874
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 45,485
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 34,718
Parker-Hannifin Corp. ,
3.25%, 6/14/2029(a) 100,000 86,733
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 33,473
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,119
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 41,435
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(d) 100,000 93,019
670,221
Media 0 .8%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 250,000 219,180
2.25%, 1/15/2029 25,000 19,728
2.80%, 4/1/2031 200,000 151,626
3.50%, 3/1/2042 50,000 31,241
3.70%, 4/1/2051 100,000 59,946
5.25%, 4/1/2053 50,000 37,595
Comcast Corp. ,
3.70%, 4/15/2024 100,000 98,148
3.40%, 4/1/2030 100,000 88,142
3.97%, 11/1/2047 146,000 108,137
4.70%, 10/15/2048 225,000 188,494
2.89%, 11/1/2051 100,000 60,076
4.95%, 10/15/2058 12,000 10,093
2.99%, 11/1/2063 19,000 10,701
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 35,543
Fox Corp. ,
5.48%, 1/25/2039 50,000 42,939
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 234,690
Paramount Global ,
5.50%, 5/15/2033 82,000 71,801
4.38%, 3/15/2043 50,000 33,655
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 79,642

44 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 240,183
1,821,560
Metals & Mining 0 .2%
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 50,000 45,754
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 20,538
Newmont Corp. ,
2.60%, 7/15/2032 60,000 45,763
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 79,336
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 51,000
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 39,519
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 86,892
368,802
Multiline Retail 0 .1%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 37,718
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 19,559
3.38%, 12/1/2051 25,000 15,565
Target Corp. ,
2.50%, 4/15/2026(a) 250,000 231,065
3.90%, 11/15/2047 50,000 38,770
342,677
Multi-Utilities 0 .4%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 242,155
4.45%, 1/15/2049 50,000 40,152
4.25%, 10/15/2050 100,000 77,229
4.60%, 5/1/2053(c) 20,000 16,489
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 20,577
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 45,894
Consolidated Edison Co. of
New York, Inc. ,
3.70%, 11/15/2059 100,000 66,364
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 36,817
NiSource, Inc. ,
4.38%, 5/15/2047 100,000 76,666
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 64,493
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 29,815
Sempra Energy ,
4.00%, 2/1/2048 50,000 35,652
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 36,737
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 75,492
864,532
Oil, Gas & Consumable Fuels 1 .6%
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 141,228
1.75%, 8/10/2030 200,000 154,883
2.72%, 1/12/2032 100,000 81,098
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 33,654
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 15,000 14,756
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 97,563
2.74%, 12/31/2039 25,000 18,551
Chevron Corp. ,
2.95%, 5/16/2026 250,000 234,508
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 245,526
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 197,228
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 49,710
ConocoPhillips Co. ,
4.03%, 3/15/2062 100,000 74,019
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 41,734
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 53,126
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 95,825
5.25%, 4/15/2029 100,000 93,712
3.75%, 5/15/2030(a) 150,000 127,499
5.00%, 5/15/2050 100,000 75,935
Enterprise Products Operating
LLC ,
4.95%, 10/15/2054 150,000 118,040
Equinor ASA ,
3.70%, 4/6/2050 100,000 75,144
Exxon Mobil Corp. ,
2.71%, 3/6/2025(a) 250,000 238,484
2.99%, 3/19/2025 200,000 191,355
4.11%, 3/1/2046 100,000 80,140
Hess Corp. ,
4.30%, 4/1/2027(a) 100,000 93,858
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 74,742
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 44,658
5.55%, 6/1/2045 50,000 43,216
5.45%, 8/1/2052 25,000 21,133
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 35,784

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 52,975
MPLX LP ,
4.50%, 4/15/2038 25,000 19,930
4.70%, 4/15/2048 50,000 37,289
4.95%, 3/14/2052 25,000 19,327
ONEOK, Inc. ,
4.95%, 7/13/2047 50,000 37,904
Phillips 66 ,
5.88%, 5/1/2042 100,000 96,882
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 35,281
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 240,925
Suncor Energy, Inc. ,
4.00%, 11/15/2047 40,000 29,147
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 24,113
6.25%, 7/1/2052 25,000 22,342
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 90,688
3.46%, 7/12/2049 50,000 35,110
TransCanada PipeLines Ltd. ,
5.10%, 3/15/2049 90,000 76,194
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 70,109
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 19,588
5.40%, 3/4/2044 100,000 85,256
3,840,169
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 59,535
Personal Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 20,360
Pharmaceuticals 0 .9%
AstraZeneca plc ,
4.38%, 8/17/2048 100,000 84,547
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 308,495
3.55%, 3/15/2042 50,000 38,166
3.90%, 3/15/2062 70,000 51,131
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 35,798
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 89,661
Johnson & Johnson ,
4.95%, 5/15/2033(a) 287,000 289,033
Merck & Co., Inc. ,
4.15%, 5/18/2043 100,000 83,591
4.00%, 3/7/2049 100,000 81,104
Novartis Capital Corp. ,
2.20%, 8/14/2030(a) 100,000 82,728
2.75%, 8/14/2050 50,000 32,778
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 77,697
4.13%, 12/15/2046 200,000 168,417
Royalty Pharma plc ,
3.55%, 9/2/2050 75,000 45,806
Sanofi ,
3.63%, 6/19/2028 250,000 231,978
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 157,909
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 28,985
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 112,860
4.70%, 2/1/2043 50,000 42,635
2,043,319
Professional Services 0 .1%
Thomson Reuters Corp. ,
3.35%, 5/15/2026(a) 140,000 130,160
Road & Rail 0 .3%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 91,427
2.88%, 6/15/2052 25,000 15,692
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 126,939
6.20%, 6/1/2036 30,000 31,110
Canadian Pacific Railway Co. ,
6.13%, 9/15/2115 10,000 9,055
CSX Corp. ,
5.50%, 4/15/2041 50,000 47,234
3.95%, 5/1/2050 100,000 74,582
Kansas City Southern ,
4.20%, 11/15/2069 25,000 17,174
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 41,672
4.45%, 6/15/2045 50,000 40,464
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 80,166
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 80,365
3.25%, 2/5/2050 80,000 54,575
3.84%, 3/20/2060 65,000 46,439
756,894
Semiconductors & Semiconductor Equipment 0 .6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 50,790
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 110,089
4.93%, 5/15/2037(c) 171,000 140,991
3.50%, 2/15/2041(c) 50,000 32,953
Intel Corp. ,
3.70%, 7/29/2025 150,000 145,608
3.75%, 3/25/2027 100,000 94,866
2.45%, 11/15/2029 100,000 82,659
2.80%, 8/12/2041 45,000 28,858

46 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
3.05%, 8/12/2051 100,000 60,441
3.10%, 2/15/2060 35,000 19,815
KLA Corp. ,
3.30%, 3/1/2050 50,000 33,605
Lam Research Corp. ,
3.80%, 3/15/2025(a) 145,000 141,044
2.88%, 6/15/2050(a) 55,000 34,434
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 92,768
NVIDIA Corp. ,
3.50%, 4/1/2050(a) 100,000 70,654
NXP BV ,
4.30%, 6/18/2029 50,000 44,993
5.00%, 1/15/2033 50,000 44,847
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 75,098
4.65%, 5/20/2035 100,000 92,177
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 96,839
1,493,529
Software 0 .5%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 67,691
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 57,297
2.92%, 3/17/2052 330,000 222,965
Oracle Corp. ,
2.65%, 7/15/2026 45,000 40,454
2.88%, 3/25/2031 200,000 157,623
4.30%, 7/8/2034 100,000 82,255
3.60%, 4/1/2040 100,000 67,662
3.85%, 4/1/2060 150,000 90,584
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 53,081
1.75%, 2/15/2031 100,000 73,484
Salesforce, Inc. ,
2.90%, 7/15/2051 100,000 64,397
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 55,245
VMware, Inc. ,
2.20%, 8/15/2031 100,000 72,786
Workday, Inc. ,
3.80%, 4/1/2032 30,000 25,630
1,131,154
Specialty Retail 0 .2%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 17,312
Home Depot, Inc. (The) ,
3.25%, 4/15/2032(a) 25,000 21,573
5.88%, 12/16/2036 25,000 25,710
4.40%, 3/15/2045 100,000 82,895
4.50%, 12/6/2048 100,000 84,702
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 89,902
3.75%, 4/1/2032 85,000 73,372
3.00%, 10/15/2050 80,000 47,936
4.25%, 4/1/2052 35,000 25,988
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030(a) 100,000 91,061
560,451
Technology Hardware, Storage & Peripherals 0 .6%
Apple, Inc. ,
3.45%, 5/6/2024 300,000 294,506
2.50%, 2/9/2025 170,000 162,161
2.45%, 8/4/2026 190,000 174,899
3.00%, 11/13/2027(a) 100,000 92,445
1.65%, 5/11/2030 25,000 20,000
1.65%, 2/8/2031 200,000 156,617
3.85%, 5/4/2043 150,000 122,080
4.38%, 5/13/2045 145,000 126,454
2.80%, 2/8/2061 60,000 35,579
Dell International LLC ,
3.38%, 12/15/2041(c) 25,000 15,516
8.35%, 7/15/2046 30,000 31,847
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(d) 50,000 45,218
HP, Inc. ,
4.00%, 4/15/2029 10,000 8,737
4.20%, 4/15/2032 10,000 8,189
6.00%, 9/15/2041 50,000 44,306
1,338,554
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 43,370
3.38%, 11/1/2046 100,000 72,810
116,180
Thrifts & Mortgage Finance 0 .1%
BPCE SA ,
4.00%, 4/15/2024 250,000 243,271
Tobacco 0 .2%
Altria Group, Inc. ,
3.88%, 9/16/2046 200,000 122,828
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 143,364
4.39%, 8/15/2037 100,000 72,434
Philip Morris International,
Inc. ,
4.13%, 3/4/2043 100,000 68,368
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 96,514
5.70%, 8/15/2035 75,000 63,357
566,865
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 128,746
Aircastle Ltd. ,
4.13%, 5/1/2024 100,000 95,300
GATX Corp. ,
4.00%, 6/30/2030 100,000 86,157
310,203

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 39,261
Wireless Telecommunication Services 0 .2%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 83,238
Rogers Communications, Inc. ,
2.95%, 3/15/2025(c) 10,000 9,428
3.20%, 3/15/2027(c) 10,000 9,070
5.00%, 3/15/2044 100,000 80,920
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 100,000 88,460
4.38%, 4/15/2040 100,000 81,433
4.50%, 4/15/2050 100,000 79,229
5.65%, 1/15/2053 30,000 27,667
Vodafone Group plc ,
4.25%, 9/17/2050 90,000 63,393
522,838
Total Corporate Bonds
(cost $67,890,842)
56,960,899
Foreign Government Securities 1 .6%
CANADA 0.3%
Province of Alberta,
2.95%, 1/23/2024 250,000 244,492
3.30%, 3/15/2028 100,000 93,462
Province of New Brunswick,
3.63%, 2/24/2028 100,000 95,207
Province of Ontario,
1.13%, 10/7/2030 200,000 153,319
Province of Quebec,
7.50%, 9/15/2029(a) 50,000 58,227
644,707
CHILE 0.0%
†
Republic of Chile,
3.10%, 1/22/2061 200,000 111,815
HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024 200,000 198,092
INDONESIA 0.1%
Republic of Indonesia,
3.55%, 3/31/2032(a) 200,000 170,649
ISRAEL 0.1%
State of Israel Government
Bond,
2.75%, 7/3/2030 200,000 173,550
ITALY 0.1%
Italian Republic Government
Bond,
2.38%, 10/17/2024 200,000 186,400
Foreign Government Securities
Principal
Amount ($) Value ($)
2.88%, 10/17/2029 200,000 160,770
347,170
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.00%, 10/17/2029 200,000 166,878
MEXICO 0.1%
United Mexican States,
5.00%, 4/27/2051 300,000 226,716
5.75%, 10/12/2110 50,000 37,925
264,641
PANAMA 0.1%
Republic of Panama,
6.70%, 1/26/2036 200,000 194,314
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 89,561
3.30%, 3/11/2041 120,000 80,702
170,263
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 257,997
POLAND 0.1%
Republic of Poland,
4.00%, 1/22/2024 250,000 246,083
SOUTH KOREA 0.3%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 333,087
Republic of Korea,
5.63%, 11/3/2025 200,000 203,082
2.50%, 6/19/2029 200,000 177,525
713,694
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 89,322
Total Foreign Government Securities
(cost $4,302,382)
3,749,175
Mortgage-Backed Securities 27 .5%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 41 41
Pool# D60780
8.00%, 6/1/2025 223 223
Pool# G30267
5.00%, 8/1/2025 27,106 26,985
Pool# J18127
3.00%, 3/1/2027 51,861 50,093
Pool# J18702
3.00%, 3/1/2027 46,850 45,329

48 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19106
3.00%, 5/1/2027 20,962 20,249
Pool# D82854
7.00%, 10/1/2027 25 25
Pool# C00566
7.50%, 12/1/2027 245 251
Pool# C18271
7.00%, 11/1/2028 1,064 1,078
Pool# C00678
7.00%, 11/1/2028 236 241
Pool# C00836
7.00%, 7/1/2029 208 216
Pool# C31285
7.00%, 9/1/2029 325 329
Pool# C37436
8.00%, 1/1/2030 580 608
Pool# C36429
7.00%, 2/1/2030 349 350
Pool# C36306
7.00%, 2/1/2030 337 338
Pool# C00921
7.50%, 2/1/2030 417 435
Pool# G01108
7.00%, 4/1/2030 147 152
Pool# C37703
7.50%, 4/1/2030 220 220
Pool# J32255
3.00%, 7/1/2030 15,600 14,691
Pool# C41561
8.00%, 8/1/2030 1,107 1,117
Pool# C01051
8.00%, 9/1/2030 585 614
Pool# C43550
7.00%, 10/1/2030 806 808
Pool# C44017
7.50%, 10/1/2030 258 258
Pool# C43967
8.00%, 10/1/2030 1,011 1,011
Pool# C44957
8.00%, 11/1/2030 503 505
Pool# C01106
7.00%, 12/1/2030 2,870 2,971
Pool# C01103
7.50%, 12/1/2030 297 314
Pool# C46932
7.50%, 1/1/2031 378 380
Pool# C01116
7.50%, 1/1/2031 280 291
Pool# G01217
7.00%, 3/1/2031 2,898 3,007
Pool# C48206
7.50%, 3/1/2031 1,002 1,002
Pool# C91366
4.50%, 4/1/2031 42,467 41,977
Pool# G18605
3.00%, 6/1/2031 6,987 6,580
Pool# C91377
4.50%, 6/1/2031 22,777 22,515
Pool# C53324
7.00%, 6/1/2031 921 928
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01209
8.00%, 6/1/2031 196 196
Pool# C54792
7.00%, 7/1/2031 838 839
Pool# J35107
2.50%, 8/1/2031 21,791 20,216
Pool# G01309
7.00%, 8/1/2031 344 352
Pool# G01311
7.00%, 9/1/2031 2,847 2,947
Pool# C01222
7.00%, 9/1/2031 410 429
Pool# G01315
7.00%, 9/1/2031 105 110
Pool# J35522
2.50%, 10/1/2031 88,378 81,980
Pool# C58694
7.00%, 10/1/2031 2,562 2,598
Pool# C60012
7.00%, 11/1/2031 395 396
Pool# C61298
8.00%, 11/1/2031 1,439 1,445
Pool# J35957
2.50%, 12/1/2031 163,003 151,209
Pool# C61105
7.00%, 12/1/2031 3,132 3,164
Pool# C63171
7.00%, 1/1/2032 2,247 2,294
Pool# V61548
2.50%, 2/1/2032 185,284 172,373
Pool# G01391
7.00%, 4/1/2032 5,449 5,660
Pool# C01345
7.00%, 4/1/2032 1,927 2,017
Pool# C01370
8.00%, 4/1/2032 456 472
Pool# G16285
3.50%, 5/1/2032 13,142 12,507
Pool# C01381
8.00%, 5/1/2032 6,983 7,301
Pool# C68290
7.00%, 6/1/2032 1,407 1,425
Pool# C68300
7.00%, 6/1/2032 554 554
Pool# G01449
7.00%, 7/1/2032 3,350 3,488
Pool# C69908
7.00%, 8/1/2032 14,441 14,727
Pool# C91558
3.50%, 9/1/2032 49,894 47,129
Pool# G16407
2.50%, 1/1/2033 66,852 61,867
Pool# G01536
7.00%, 3/1/2033 5,272 5,471
Pool# G30646
3.00%, 5/1/2033 80,608 73,810
Pool# G30642
3.00%, 5/1/2033 40,888 37,439
Pool# K90535
3.00%, 5/1/2033 18,016 16,497

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A16419
6.50%, 11/1/2033 9,315 9,614
Pool# A16522
6.50%, 12/1/2033 7,803 8,054
Pool# C01806
7.00%, 1/1/2034 7,267 7,305
Pool# A21356
6.50%, 4/1/2034 29,633 30,584
Pool# C01851
6.50%, 4/1/2034 11,469 11,838
Pool# A24301
6.50%, 5/1/2034 17,400 17,960
Pool# A22067
6.50%, 5/1/2034 9,067 9,359
Pool# A24988
6.50%, 7/1/2034 6,921 7,144
Pool# G01741
6.50%, 10/1/2034 4,087 4,218
Pool# G08023
6.50%, 11/1/2034 8,886 9,227
Pool# G08064
6.50%, 4/1/2035 4,753 5,017
Pool# G01947
7.00%, 5/1/2035 4,204 4,349
Pool# A39759
5.50%, 11/1/2035 2,785 2,812
Pool# A40376
5.50%, 12/1/2035 1,726 1,736
Pool# A42305
5.50%, 1/1/2036 5,357 5,380
Pool# A41548
7.00%, 1/1/2036 4,290 4,291
Pool# G08111
5.50%, 2/1/2036 9,693 9,951
Pool# A43861
5.50%, 3/1/2036 30,933 30,674
Pool# G08116
5.50%, 3/1/2036 11,914 12,231
Pool# A43534
6.50%, 3/1/2036 1,319 1,361
Pool# A48735
5.50%, 5/1/2036 4,543 4,491
Pool# G08136
6.50%, 6/1/2036 4,908 5,166
Pool# A53039
6.50%, 10/1/2036 29,361 30,305
Pool# C91982
3.50%, 3/1/2038 41,136 37,473
Pool# G04251
6.50%, 4/1/2038 2,268 2,341
Pool# G04569
6.50%, 8/1/2038 2,808 2,898
Pool# A84252
6.50%, 1/1/2039 13,808 14,252
Pool# A84287
6.50%, 1/1/2039 7,335 7,570
Pool# G60342
4.50%, 5/1/2042 61,846 59,928
Pool# G07158
3.50%, 10/1/2042 67,883 61,661
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07163
3.50%, 10/1/2042 60,515 54,974
Pool# Q12051
3.50%, 10/1/2042 59,048 53,642
Pool# Q11532
3.50%, 10/1/2042 47,477 43,120
Pool# Q12052
3.50%, 10/1/2042 26,140 23,747
Pool# C09020
3.50%, 11/1/2042 229,216 208,182
Pool# G07264
3.50%, 12/1/2042 98,150 89,123
Pool# Q14292
3.50%, 1/1/2043 26,105 23,709
Pool# Q14881
3.50%, 1/1/2043 22,316 20,267
Pool# V80002
2.50%, 4/1/2043 163,176 136,348
Pool# Q16915
3.00%, 4/1/2043 291,197 255,721
Pool# Q17675
3.50%, 4/1/2043 131,944 119,855
Pool# G07410
3.50%, 7/1/2043 53,277 48,396
Pool# Q20332
3.50%, 7/1/2043 9,867 8,952
Pool# G07946
4.00%, 7/1/2044 53,096 49,791
Pool# Q28607
3.50%, 9/1/2044 49,972 45,300
Pool# G61231
3.50%, 9/1/2044 7,953 7,220
Pool# G08609
3.50%, 10/1/2044 19,606 17,712
Pool# Q30833
4.00%, 1/1/2045 4,741 4,443
Pool# V81873
4.00%, 8/1/2045 9,433 8,839
Pool# G08669
4.00%, 9/1/2045 50,634 47,437
Pool# Q38357
4.00%, 1/1/2046 3,752 3,514
Pool# G61365
4.50%, 1/1/2046 42,692 41,367
Pool# G08697
3.00%, 3/1/2046 76,756 66,708
Pool# Q39440
4.00%, 3/1/2046 2,950 2,749
Pool# G08704
4.50%, 4/1/2046 7,744 7,448
Pool# Q40097
4.50%, 4/1/2046 1,272 1,207
Pool# Q40718
3.50%, 5/1/2046 14,100 12,702
Pool# G08707
4.00%, 5/1/2046 62,867 58,871
Pool# G08708
4.50%, 5/1/2046 5,612 5,412
Pool# Q40728
4.50%, 5/1/2046 1,156 1,097

50 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41548
3.00%, 7/1/2046 15,398 13,411
Pool# Q41903
3.50%, 7/1/2046 80,860 72,849
Pool# Q41491
3.50%, 7/1/2046 7,624 6,863
Pool# Q41935
3.50%, 7/1/2046 6,926 6,240
Pool# G61791
4.00%, 7/1/2046 9,404 8,813
Pool# Q41947
4.50%, 7/1/2046 1,654 1,574
Pool# G08715
3.00%, 8/1/2046 106,234 92,456
Pool# Q42596
3.50%, 8/1/2046 67,274 60,833
Pool# Q42203
3.50%, 8/1/2046 12,037 10,862
Pool# Q42393
3.50%, 8/1/2046 10,238 9,213
Pool# G61323
3.00%, 9/1/2046 137,331 120,485
Pool# G08721
3.00%, 9/1/2046 78,909 68,646
Pool# V82617
3.50%, 9/1/2046 51,644 46,500
Pool# G08722
3.50%, 9/1/2046 11,217 10,143
Pool# G60733
4.50%, 9/1/2046 22,518 21,688
Pool# G60722
3.00%, 10/1/2046 211,333 183,923
Pool# Q44035
3.00%, 10/1/2046 98,971 85,955
Pool# G61815
4.00%, 10/1/2046 5,692 5,333
Pool# G61257
3.00%, 11/1/2046 196,664 170,586
Pool# Q44452
3.00%, 11/1/2046 44,506 38,623
Pool# G08732
3.00%, 11/1/2046 12,761 11,059
Pool# Q44473
3.50%, 11/1/2046 10,386 9,342
Pool# Q44223
3.50%, 11/1/2046 6,051 5,442
Pool# G08734
4.00%, 11/1/2046 102,658 96,101
Pool# G08737
3.00%, 12/1/2046 554,897 481,922
Pool# G60989
3.00%, 12/1/2046 82,660 71,935
Pool# Q45878
3.00%, 12/1/2046 14,708 12,740
Pool# G61862
3.50%, 12/1/2046 12,693 11,436
Pool# G08741
3.00%, 1/1/2047 114,191 99,133
Pool# G08747
3.00%, 2/1/2047 193,837 168,265
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08748
3.50%, 2/1/2047 18,188 16,403
Pool# Q47484
3.50%, 4/1/2047 21,910 19,735
Pool# G60988
3.00%, 5/1/2047 466,404 406,059
Pool# Q48098
3.50%, 5/1/2047 67,460 60,776
Pool# G61390
3.00%, 6/1/2047 172,630 149,862
Pool# G61339
3.00%, 8/1/2047 42,633 37,041
Pool# Q53085
3.00%, 9/1/2047 31,233 27,266
Pool# G61622
3.00%, 10/1/2047 102,348 88,997
Pool# G08785
4.00%, 10/1/2047 4,241 3,932
Pool# Q52075
4.00%, 11/1/2047 72,545 67,479
Pool# T65458
3.50%, 2/1/2048 75,464 66,077
Pool# G08800
3.50%, 2/1/2048 9,683 8,698
Pool# G08801
4.00%, 2/1/2048 28,631 26,529
Pool# Q54727
3.50%, 3/1/2048 26,187 23,538
Pool# Q55401
5.00%, 4/1/2048 6,036 5,922
Pool# G08817
4.00%, 6/1/2048 6,072 5,613
Pool# G08827
4.50%, 7/1/2048 46,237 44,168
Pool# Q57401
4.50%, 7/1/2048 15,706 15,055
Pool# Q57402
4.50%, 7/1/2048 6,247 5,987
Pool# G08831
4.00%, 8/1/2048 49,329 45,708
Pool# G67716
4.50%, 10/1/2048 57,180 54,774
Pool# G61846
4.00%, 1/1/2049 83 77
Pool# V85279
3.50%, 4/1/2049 21,258 19,002
FHLMC Non Gold Pool
Pool# 1B8478
4.00%, 7/1/2041(e) 17,352 17,536
Pool# 2B0108
2.15%, 1/1/2042(e) 1,361 1,336
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 376,462 349,836
Pool# SB8500
2.50%, 7/1/2035 256,671 232,138
Pool# SB0479
2.50%, 10/1/2035 55,772 50,575
Pool# RC1826
2.00%, 2/1/2036 252,442 221,918

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8092
1.50%, 3/1/2036 60,878 51,870
Pool# RC1887
2.00%, 3/1/2036 394,896 347,146
Pool# RC2045
2.00%, 6/1/2036 20,563 18,079
Pool# QN8913
2.00%, 12/1/2036 69,503 61,077
Pool# RC2402
2.00%, 1/1/2037 91,235 80,203
Pool# RC2399
2.00%, 1/1/2037 69,683 61,250
Pool# SB8140
1.50%, 2/1/2037 164,429 140,085
Pool# SB8144
1.50%, 3/1/2037 188,976 160,938
Pool# QN9700
1.50%, 3/1/2037 35,758 30,452
Pool# SB8148
2.00%, 4/1/2037 72,018 63,302
Pool# SB8158
2.00%, 6/1/2037 72,489 63,716
Pool# ZM2339
3.50%, 1/1/2047 63,619 57,097
Pool# RA3022
2.50%, 6/1/2050 218,664 180,342
Pool# SD7521
2.50%, 7/1/2050 578,794 479,476
Pool# SD7523
2.50%, 8/1/2050 272,528 225,978
Pool# RA3382
3.00%, 8/1/2050 205,277 175,642
Pool# SD0514
2.00%, 10/1/2050 224,007 177,984
Pool# RA3723
2.00%, 10/1/2050 117,949 93,369
Pool# RA3932
2.50%, 11/1/2050 245,854 203,758
Pool# RA3987
2.50%, 11/1/2050 136,248 112,412
Pool# RA4351
2.50%, 1/1/2051 291,927 240,252
Pool# RA4410
2.50%, 1/1/2051 212,480 174,894
Pool# RA4652
2.00%, 2/1/2051 1,341,974 1,062,008
Pool# RA4493
2.00%, 2/1/2051 853,618 675,540
Pool# QB9104
2.00%, 2/1/2051 361,118 285,804
Pool# RA4737
2.00%, 3/1/2051 1,064,659 842,667
Pool# RA4718
2.00%, 3/1/2051 595,441 471,224
Pool# RA4727
2.00%, 3/1/2051 332,509 263,139
Pool# SD7537
2.00%, 3/1/2051 154,356 122,172
Pool# SD8140
2.00%, 4/1/2051 1,490,377 1,179,462
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0576
2.50%, 4/1/2051 71,164 58,562
Pool# SD8145
1.50%, 5/1/2051 946,497 705,273
Pool# QC2070
2.00%, 5/1/2051 66,965 53,266
Pool# RA5436
2.00%, 6/1/2051 203,134 160,690
Pool# RA5398
2.00%, 7/1/2051 249,692 198,476
Pool# RA6091
2.00%, 10/1/2051 209,073 165,999
Pool# RA6236
2.00%, 11/1/2051 232,946 184,214
Pool# SD8182
2.00%, 12/1/2051 929,790 735,132
Pool# RA6959
2.50%, 3/1/2052 47,404 38,899
Pool# QE0374
2.50%, 4/1/2052 266,934 219,071
FNMA Pool
Pool# AC9890
2.75%, 4/1/2040(e) 105,704 106,455
Pool# AJ1249
4.07%, 9/1/2041(e) 33,749 34,075
Pool# AL1437
2.07%, 1/1/2042(e) 7,003 6,987
Pool# AK0714
2.24%, 2/1/2042(e) 1,972 1,941
Pool# AP1961
3.94%, 8/1/2042(e) 16,222 16,372
Pool# BF0206
4.00%, 2/1/2047 35,331 33,460
Pool# BF0200
3.50%, 11/1/2051 196,893 176,666
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 6,349 6,232
Pool# 935348
5.50%, 6/1/2024 1,244 1,241
Pool# AC1374
4.00%, 8/1/2024 8,229 8,018
Pool# AC1529
4.50%, 9/1/2024 5,769 5,727
Pool# AD0244
4.50%, 10/1/2024 3,674 3,648
Pool# AH1361
3.50%, 12/1/2025 32,422 31,007
Pool# AH1518
3.50%, 12/1/2025 14,645 14,314
Pool# AE6384
4.00%, 1/1/2026 3,070 3,012
Pool# AP4746
3.00%, 8/1/2027 31,667 30,541
Pool# AP4640
3.00%, 9/1/2027 29,320 28,249
Pool# AQ5096
3.00%, 11/1/2027 46,359 44,643
Pool# AQ4532
3.00%, 11/1/2027 38,512 37,007

52 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ3758
3.00%, 11/1/2027 29,591 28,407
Pool# AB6886
3.00%, 11/1/2027 19,604 18,868
Pool# AS0487
2.50%, 9/1/2028 97,675 92,578
Pool# 930998
4.50%, 4/1/2029 2,535 2,382
Pool# MA0243
5.00%, 11/1/2029 6,770 6,731
Pool# AL8077
3.50%, 12/1/2029 7,752 7,482
Pool# MA0268
5.00%, 12/1/2029 6,733 6,695
Pool# AD5655
5.00%, 5/1/2030 17,059 16,962
Pool# MA0443
5.00%, 5/1/2030 8,435 8,386
Pool# AB1038
5.00%, 5/1/2030 7,225 7,117
Pool# AS5420
3.00%, 7/1/2030 34,288 32,250
Pool# MA0559
5.00%, 9/1/2030 3,166 3,148
Pool# AZ9234
3.50%, 10/1/2030 7,980 7,586
Pool# AH1515
4.00%, 12/1/2030 137,311 131,109
Pool# AD0716
6.50%, 12/1/2030 91,737 94,700
Pool# MA0641
4.00%, 2/1/2031 129,648 123,790
Pool# 560868
7.50%, 2/1/2031 375 375
Pool# BC5968
2.50%, 4/1/2031 31,075 28,878
Pool# BC4430
3.00%, 4/1/2031 10,545 9,890
Pool# AL8566
3.00%, 6/1/2031 35,088 32,995
Pool# AL8565
3.00%, 6/1/2031 32,498 30,559
Pool# AS8028
2.50%, 9/1/2031 94,195 87,521
Pool# 607212
7.50%, 10/1/2031 2,036 2,039
Pool# BM3814
2.50%, 12/1/2031 52,178 48,490
Pool# AS8609
3.00%, 1/1/2032 44,322 41,676
Pool# AL9585
3.50%, 1/1/2032 11,663 11,200
Pool# BM4624
3.00%, 2/1/2032 39,350 37,010
Pool# AS8767
3.00%, 2/1/2032 34,071 32,040
Pool# AL9871
3.00%, 2/1/2032 15,939 14,991
Pool# BM3269
2.50%, 4/1/2032 86,190 80,092
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4088
3.00%, 6/1/2032 33,285 31,302
Pool# MA1107
3.50%, 7/1/2032 32,034 29,670
Pool# BH6610
3.50%, 7/1/2032 10,712 10,180
Pool# BM1669
3.00%, 8/1/2032 18,885 17,436
Pool# BM5167
3.50%, 9/1/2032 8,050 7,731
Pool# BH9391
3.50%, 10/1/2032 8,427 8,010
Pool# BM3977
3.00%, 12/1/2032 70,481 65,071
Pool# CA0951
3.00%, 12/1/2032 46,150 42,602
Pool# FM1661
2.50%, 1/1/2033 203,295 188,958
Pool# BM4338
2.50%, 1/1/2033 85,828 79,757
Pool# 656559
6.50%, 2/1/2033 9,271 9,567
Pool# 694846
6.50%, 4/1/2033 4,299 4,432
Pool# AB9402
3.00%, 5/1/2033 108,869 99,563
Pool# AB9403
3.00%, 5/1/2033 41,950 38,366
Pool# MA1527
3.00%, 8/1/2033 189,469 173,271
Pool# 750229
6.50%, 10/1/2033 11,870 12,238
Pool# 725228
6.00%, 3/1/2034 257,614 264,071
Pool# 788027
6.50%, 9/1/2034 14,582 15,035
Pool# FM4900
2.00%, 12/1/2035 62,779 55,190
Pool# CA8789
2.00%, 2/1/2036 370,859 326,028
Pool# CA9145
2.00%, 2/1/2036 306,688 269,627
Pool# FM5571
2.00%, 2/1/2036 172,239 151,429
Pool# CA9475
2.00%, 3/1/2036 97,548 85,754
Pool# CB0262
2.00%, 4/1/2036 1,983,350 1,743,629
Pool# FM8538
2.00%, 8/1/2036 22,573 19,843
Pool# AL4260
5.50%, 9/1/2036 20,751 21,203
Pool# MA4441
1.50%, 10/1/2036 44,917 38,254
Pool# FS0180
2.00%, 12/1/2036 140,900 123,853
Pool# FS0155
2.00%, 12/1/2036 68,404 60,132
Pool# BU1381
2.00%, 12/1/2036 46,246 40,640

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB2709
2.00%, 1/1/2037 114,893 100,994
Pool# MA4535
1.50%, 2/1/2037 306,810 261,295
Pool# MA4566
1.50%, 3/1/2037 526,030 447,981
Pool# MA4581
1.50%, 4/1/2037 81,016 68,995
Pool# FS2497
1.50%, 8/1/2037 43,959 37,450
Pool# 955194
7.00%, 11/1/2037 75,567 78,905
Pool# AB1735
3.50%, 11/1/2040 4,883 4,430
Pool# AB2067
3.50%, 1/1/2041 164,995 149,959
Pool# AB2068
3.50%, 1/1/2041 94,807 85,992
Pool# 932888
3.50%, 1/1/2041 67,003 60,767
Pool# 932891
3.50%, 1/1/2041 10,978 9,960
Pool# AI9920
4.00%, 9/1/2041 4,388 4,135
Pool# AI9851
4.50%, 9/1/2041 23,487 22,662
Pool# AJ5431
4.50%, 10/1/2041 49,650 47,333
Pool# AJ4861
4.00%, 12/1/2041 78,097 73,294
Pool# AX5316
4.50%, 1/1/2042 8,052 7,793
Pool# AL2499
4.50%, 1/1/2042 2,693 2,609
Pool# AW8167
3.50%, 2/1/2042 181,649 164,805
Pool# AB5185
3.50%, 5/1/2042 142,855 129,613
Pool# AO3575
4.50%, 5/1/2042 45,611 43,451
Pool# AP2092
4.50%, 8/1/2042 11,472 10,844
Pool# AP7489
4.00%, 9/1/2042 225,776 210,482
Pool# AL2782
4.50%, 9/1/2042 31,856 30,829
Pool# AL2677
3.50%, 11/1/2042 85,234 77,333
Pool# MA1273
3.50%, 12/1/2042 106,106 96,247
Pool# AR8213
3.50%, 4/1/2043 101,275 91,882
Pool# AB9238
3.00%, 5/1/2043 337,519 295,843
Pool# AB9237
3.00%, 5/1/2043 276,207 242,073
Pool# AB9236
3.00%, 5/1/2043 64,198 56,257
Pool# AB9362
3.50%, 5/1/2043 241,275 218,789
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AT4145
3.00%, 6/1/2043 133,816 117,235
Pool# AB9814
3.00%, 7/1/2043 337,467 295,727
Pool# AS0255
4.50%, 8/1/2043 91,886 88,921
Pool# AS0516
3.00%, 9/1/2043 125,768 110,067
Pool# BM4222
3.00%, 1/1/2044 174,943 153,293
Pool# AW1006
4.00%, 5/1/2044 66,948 62,324
Pool# AL7767
4.50%, 6/1/2044 4,386 4,145
Pool# AS3946
4.00%, 12/1/2044 219,569 205,514
Pool# BM3611
4.00%, 1/1/2045 33,507 31,418
Pool# BM3804
3.50%, 2/1/2045 18,964 17,192
Pool# AL9555
4.00%, 2/1/2045 483,307 453,586
Pool# AL6889
4.50%, 2/1/2045 35,518 34,372
Pool# BM3931
3.00%, 3/1/2045 38,620 33,857
Pool# BM3664
3.00%, 5/1/2045 174,358 152,817
Pool# AS4921
3.50%, 5/1/2045 244,477 220,349
Pool# BM5562
4.00%, 6/1/2045 58,588 54,838
Pool# AL7207
4.50%, 8/1/2045 44,557 43,120
Pool# AS6362
4.50%, 12/1/2045 8,939 8,634
Pool# AS6474
3.50%, 1/1/2046 70,054 63,033
Pool# AS6539
3.50%, 1/1/2046 64,906 58,401
Pool# AL9849
3.50%, 1/1/2046 53,054 48,104
Pool# AL9781
4.50%, 2/1/2046 69,029 66,567
Pool# BM4621
3.50%, 3/1/2046 41,389 37,551
Pool# BC0823
3.50%, 4/1/2046 41,836 37,658
Pool# AL8833
4.00%, 6/1/2046 73,027 68,353
Pool# AS7545
3.50%, 7/1/2046 60,565 54,480
Pool# MA2705
3.00%, 8/1/2046 153,780 133,738
Pool# BC1489
3.00%, 8/1/2046 23,258 20,233
Pool# AS7760
4.00%, 8/1/2046 66,067 61,788
Pool# AS7770
4.50%, 8/1/2046 4,987 4,783

54 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8947
3.50%, 9/1/2046 12,701 11,429
Pool# AL9263
3.00%, 10/1/2046 44,504 38,639
Pool# BM3932
3.50%, 10/1/2046 52,994 47,644
Pool# FM1871
4.00%, 10/1/2046 43,458 40,785
Pool# BC4766
4.50%, 10/1/2046 10,822 10,374
Pool# AS8154
4.50%, 10/1/2046 3,453 3,291
Pool# FM1368
3.00%, 11/1/2046 424,604 369,510
Pool# BC9003
3.00%, 11/1/2046 48,001 41,957
Pool# BE5067
3.50%, 11/1/2046 139,443 125,536
Pool# BC9067
3.00%, 12/1/2046 66,267 57,487
Pool# AS8417
3.50%, 12/1/2046 56,351 50,642
Pool# AS8650
3.00%, 1/1/2047 322,532 278,573
Pool# AS8692
3.50%, 1/1/2047 57,265 51,532
Pool# BD2440
3.50%, 1/1/2047 20,061 18,032
Pool# BE7115
4.50%, 1/1/2047 2,443 2,324
Pool# BD5046
3.50%, 2/1/2047 19,658 17,671
Pool# AS8979
4.50%, 3/1/2047 14,528 13,910
Pool# BM3707
2.50%, 4/1/2047 42,726 35,657
Pool# AS9467
4.00%, 4/1/2047 5,900 5,516
Pool# AS9470
4.50%, 4/1/2047 46,172 44,125
Pool# BH0304
4.50%, 4/1/2047 3,699 3,538
Pool# AS9562
3.00%, 5/1/2047 26,343 22,805
Pool# BM3237
3.50%, 5/1/2047 99,943 89,933
Pool# AS9577
3.50%, 5/1/2047 81,231 72,984
Pool# AS9586
4.00%, 5/1/2047 373,440 349,141
Pool# BM1268
4.00%, 5/1/2047 112,565 105,235
Pool# AS9794
3.50%, 6/1/2047 74,205 66,703
Pool# BE3702
4.00%, 6/1/2047 34,868 32,360
Pool# BM1295
4.50%, 6/1/2047 45,709 43,749
Pool# BE9624
4.50%, 6/1/2047 19,108 18,176
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3801
3.00%, 7/1/2047 106,288 92,244
Pool# AS9909
3.50%, 7/1/2047 59,937 53,865
Pool# BM3556
4.00%, 9/1/2047 23,630 22,091
Pool# CA0623
4.50%, 10/1/2047 9,086 8,705
Pool# BM3379
3.00%, 12/1/2047 194,100 168,733
Pool# BJ1699
4.00%, 12/1/2047 75,359 70,455
Pool# MA3238
3.50%, 1/1/2048 109,097 98,097
Pool# MA3277
4.00%, 2/1/2048 80,416 74,481
Pool# BK1972
4.50%, 3/1/2048 17,591 16,910
Pool# MA3332
3.50%, 4/1/2048 84,301 75,572
Pool# CA1531
3.50%, 4/1/2048 26,866 24,117
Pool# CA1510
3.50%, 4/1/2048 25,557 22,947
Pool# CA1560
4.50%, 4/1/2048 27,150 26,050
Pool# CA1898
4.50%, 6/1/2048 52,758 50,530
Pool# CA1951
4.00%, 7/1/2048 23,497 21,759
Pool# BK6577
4.50%, 7/1/2048 4,730 4,481
Pool# CA2376
4.00%, 9/1/2048 34,896 32,315
Pool# MA3495
4.00%, 10/1/2048 67,710 62,660
Pool# BM4664
4.50%, 10/1/2048 34,607 33,073
Pool# FM1001
3.50%, 11/1/2048 12,702 11,409
Pool# MA3521
4.00%, 11/1/2048 52,396 48,438
Pool# MA3536
4.00%, 12/1/2048 53,528 49,436
Pool# BN0340
4.50%, 12/1/2048 75,804 72,089
Pool# CA2779
4.50%, 12/1/2048 38,021 36,335
Pool# BN3944
4.00%, 1/1/2049 20,975 19,346
Pool# CA3387
4.00%, 4/1/2049 77,950 72,091
Pool# CA3489
4.00%, 5/1/2049 47,315 43,786
Pool# MA3665
4.50%, 5/1/2049 72,494 69,133
Pool# CA3669
4.00%, 6/1/2049 92,592 85,528
Pool# CA3825
4.00%, 7/1/2049 27,926 25,812

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM2887
3.00%, 3/1/2050 97,187 83,617
Pool# FM0077
3.00%, 3/1/2050 47,553 40,667
Pool# CA5510
3.00%, 4/1/2050 156,676 134,176
Pool# MA4077
2.00%, 7/1/2050 97,690 77,333
Pool# CA6598
2.50%, 8/1/2050 334,424 275,982
Pool# BQ4909
2.00%, 9/1/2050 852,302 675,158
Pool# CA6985
2.00%, 9/1/2050 556,016 440,152
Pool# FM4222
2.50%, 9/1/2050 650,976 540,096
Pool# CA7572
2.50%, 10/1/2050 512,214 427,420
Pool# CA7368
2.50%, 10/1/2050 406,081 335,116
Pool# CA7369
2.50%, 10/1/2050 304,767 251,483
Pool# MA4181
1.50%, 11/1/2050 468,875 349,802
Pool# FM4808
2.50%, 11/1/2050 272,042 224,291
Pool# MA4210
2.50%, 12/1/2050 72,785 60,037
Pool# CA8442
2.00%, 1/1/2051 1,057,962 841,746
Pool# FM6031
2.00%, 2/1/2051 1,393,047 1,102,107
Pool# CA8893
2.00%, 2/1/2051 419,911 332,335
Pool# BQ9747
2.00%, 2/1/2051 357,273 282,747
Pool# CA8823
2.00%, 2/1/2051 228,490 180,860
Pool# FM6135
2.00%, 2/1/2051 150,736 119,317
Pool# FM6554
2.00%, 3/1/2051 575,315 455,339
Pool# FM6569
2.50%, 3/1/2051 621,756 511,700
Pool# FM7677
2.50%, 3/1/2051 612,493 506,412
Pool# FM6834
2.00%, 4/1/2051 716,147 566,761
Pool# CB0235
2.00%, 4/1/2051 325,966 258,694
Pool# CB0149
2.00%, 4/1/2051 218,699 173,045
Pool# CB0400
2.00%, 5/1/2051 89,394 71,707
Pool# CB0684
2.00%, 6/1/2051 339,674 269,485
Pool# FM8630
1.50%, 7/1/2051 41,651 31,034
Pool# CB1110
2.00%, 7/1/2051 89,927 71,112
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8160
2.50%, 7/1/2051 179,253 148,006
Pool# FM8007
2.50%, 7/1/2051 109,128 89,835
Pool# FM8011
2.50%, 8/1/2051 340,817 280,736
Pool# FM8441
2.50%, 8/1/2051 137,591 113,121
Pool# CB1330
2.50%, 8/1/2051 113,250 93,165
Pool# MA4399
2.50%, 8/1/2051 91,767 75,465
Pool# FM8794
2.50%, 9/1/2051 336,854 276,860
Pool# FM9082
2.00%, 10/1/2051 116,384 92,449
Pool# CB1871
2.50%, 10/1/2051 409,718 336,650
Pool# MA4464
1.50%, 11/1/2051 53,963 40,157
Pool# MA4465
2.00%, 11/1/2051 730,443 576,630
Pool# FM9450
2.00%, 11/1/2051 113,643 90,113
Pool# FM9491
2.50%, 11/1/2051 47,837 39,305
Pool# FM9494
2.50%, 11/1/2051 29,988 24,640
Pool# FM9543
2.50%, 12/1/2051 494,818 406,647
Pool# CB2410
2.50%, 12/1/2051 120,834 99,234
Pool# FM9806
2.50%, 12/1/2051 105,313 86,527
Pool# MA4512
2.50%, 1/1/2052 874,834 718,478
Pool# FS2639
2.50%, 1/1/2052 347,589 285,918
Pool# BU9929
2.00%, 2/1/2052 265,916 210,084
Pool# MA4578
2.50%, 4/1/2052 484,724 397,208
Pool# CB3351
2.50%, 4/1/2052 74,492 61,120
Pool# FS2972
4.50%, 10/1/2052 50,000 47,064
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 11/25/2037 597,938 508,627
3.00%, 11/25/2037 100,000 91,954
3.50%, 11/25/2037 200,000 187,906
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 11/25/2052 225,000 167,089
2.50%, 11/25/2052 1,474,000 1,206,157
3.00%, 11/25/2052 75,000 63,732
3.50%, 11/25/2052 475,000 417,438
4.00%, 11/25/2052 325,000 295,389
4.50%, 11/25/2052 525,000 492,434
5.00%, 11/25/2052 700,000 674,981

56 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 115 116
Pool# 457801
7.00%, 8/15/2028 894 902
Pool# 486936
6.50%, 2/15/2029 379 390
Pool# 502969
6.00%, 3/15/2029 1,162 1,185
Pool# 487053
7.00%, 3/15/2029 452 456
Pool# 781014
6.00%, 4/15/2029 846 862
Pool# 509099
7.00%, 6/15/2029 1,687 1,691
Pool# 470643
7.00%, 7/15/2029 4,418 4,429
Pool# 434505
7.50%, 8/15/2029 29 29
Pool# 781124
7.00%, 12/15/2029 3,092 3,214
Pool# 507396
7.50%, 9/15/2030 20,899 21,046
Pool# 531352
7.50%, 9/15/2030 1,360 1,368
Pool# 536334
7.50%, 10/15/2030 100 100
Pool# 540659
7.00%, 1/15/2031 466 466
Pool# 486019
7.50%, 1/15/2031 507 510
Pool# 535388
7.50%, 1/15/2031 319 320
Pool# 528589
6.50%, 3/15/2031 5,625 5,787
Pool# 508473
7.50%, 4/15/2031 2,078 2,100
Pool# 544470
8.00%, 4/15/2031 1,027 1,027
Pool# 781287
7.00%, 5/15/2031 1,495 1,549
Pool# 781319
7.00%, 7/15/2031 459 486
Pool# 485879
7.00%, 8/15/2031 2,011 2,029
Pool# 572554
6.50%, 9/15/2031 19,042 19,590
Pool# 781328
7.00%, 9/15/2031 1,389 1,447
Pool# 550991
6.50%, 10/15/2031 301 309
Pool# 571267
7.00%, 10/15/2031 189 190
Pool# 555171
6.50%, 12/15/2031 737 758
Pool# 781380
7.50%, 12/15/2031 467 495
Pool# 781481
7.50%, 1/15/2032 2,174 2,301
Pool# 580972
6.50%, 2/15/2032 102 105
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781401
7.50%, 2/15/2032 1,507 1,580
Pool# 781916
6.50%, 3/15/2032 17,377 17,877
Pool# 552474
7.00%, 3/15/2032 2,364 2,424
Pool# 781478
7.50%, 3/15/2032 854 899
Pool# 781429
8.00%, 3/15/2032 1,547 1,637
Pool# 781431
7.00%, 4/15/2032 5,550 5,826
Pool# 552616
7.00%, 6/15/2032 22,129 22,661
Pool# 570022
7.00%, 7/15/2032 8,263 8,551
Pool# 595077
6.00%, 10/15/2032 2,669 2,800
Pool# 552903
6.50%, 11/15/2032 29,694 30,549
Pool# 552952
6.00%, 12/15/2032 2,049 2,092
Pool# 602102
6.00%, 2/15/2033 8,987 9,172
Pool# 588192
6.00%, 2/15/2033 1,846 1,883
Pool# 553144
5.50%, 4/15/2033 7,124 7,398
Pool# 604243
6.00%, 4/15/2033 3,483 3,623
Pool# 611526
6.00%, 5/15/2033 5,018 5,118
Pool# 553320
6.00%, 6/15/2033 9,831 10,255
Pool# 604788
6.50%, 11/15/2033 31,959 32,879
Pool# 781688
6.00%, 12/15/2033 14,208 14,975
Pool# 604875
6.00%, 12/15/2033 13,073 13,712
Pool# 781690
6.00%, 12/15/2033 5,333 5,622
Pool# 781699
7.00%, 12/15/2033 1,821 1,854
Pool# 621856
6.00%, 1/15/2034 5,645 5,757
Pool# 564799
6.00%, 3/15/2034 7,395 7,545
Pool# 630038
6.50%, 8/15/2034 19,820 20,391
Pool# 781804
6.00%, 9/15/2034 13,447 14,125
Pool# 781847
6.00%, 12/15/2034 10,320 10,879
Pool# 486921
5.50%, 2/15/2035 3,716 3,878
Pool# 781902
6.00%, 2/15/2035 14,219 14,986
Pool# 649510
5.50%, 10/15/2035 51,599 52,935

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 652207
5.50%, 3/15/2036 27,242 27,388
Pool# 655519
5.00%, 5/15/2036 12,700 12,494
Pool# 652539
5.00%, 5/15/2036 4,407 4,335
Pool# 606308
5.50%, 5/15/2036 4,560 4,605
Pool# 656666
6.00%, 6/15/2036 10,455 10,710
Pool# 657912
6.50%, 8/15/2036 2,095 2,155
Pool# 704630
5.50%, 7/15/2039 13,393 13,806
Pool# 757039
4.00%, 12/15/2040 121,577 114,204
Pool# 757038
4.00%, 12/15/2040 118,874 111,649
Pool# 755656
4.00%, 12/15/2040 39,710 37,689
Pool# 757044
4.00%, 12/15/2040 37,882 35,884
Pool# 742235
4.00%, 12/15/2040 32,263 30,285
Pool# 755655
4.00%, 12/15/2040 24,169 22,926
Pool# 757043
4.00%, 12/15/2040 17,651 16,582
Pool# 756631
4.00%, 12/15/2040 12,066 11,489
Pool# 755959
4.00%, 1/15/2041 87,281 82,832
Pool# 742244
4.00%, 1/15/2041 77,601 72,844
Pool# 753826
4.00%, 1/15/2041 37,975 35,704
Pool# 690662
4.00%, 1/15/2041 27,350 25,642
Pool# 719486
4.00%, 1/15/2041 7,348 6,908
Pool# 757555
4.00%, 2/15/2041 19,156 18,240
Pool# 757557
4.00%, 2/15/2041 12,203 11,612
Pool# AD6012
3.50%, 4/15/2043 230,515 211,742
Pool# AA6307
3.50%, 4/15/2043 66,359 60,853
Pool# AA6403
3.00%, 5/15/2043 324,641 291,080
Pool# 783781
3.50%, 6/15/2043 71,604 65,793
Pool# 784015
3.00%, 7/15/2043 17,934 16,079
Pool# 784714
3.00%, 1/15/2044 94,057 84,309
Pool# 784458
3.50%, 12/15/2047 194,439 178,725
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 70,720 72,519
Pool# 4559
5.00%, 10/20/2039 97,301 97,640
Pool# 737727
4.00%, 12/20/2040 398,372 374,287
Pool# 737730
4.00%, 12/20/2040 116,548 109,502
Pool# 4923
4.50%, 1/20/2041 65,487 64,651
Pool# 4978
4.50%, 3/20/2041 9,260 9,062
Pool# 5017
4.50%, 4/20/2041 95,508 93,467
Pool# 5082
4.50%, 6/20/2041 168,827 164,701
Pool# 675523
3.50%, 3/20/2042 150,965 136,474
Pool# MA0462
3.50%, 10/20/2042 243,076 222,341
Pool# MA0625
3.50%, 12/20/2042 186,282 171,308
Pool# MA0698
3.00%, 1/20/2043 156,668 140,078
Pool# AF1001
3.50%, 6/20/2043 124,546 113,703
Pool# AJ9335
3.50%, 10/20/2044 8,898 8,126
Pool# MA2754
3.50%, 4/20/2045 89,518 81,736
Pool# MA2824
2.50%, 5/20/2045 129,220 111,574
Pool# MA2825
3.00%, 5/20/2045 187,250 167,325
Pool# MA2891
3.00%, 6/20/2045 490,419 437,982
Pool# MA2960
3.00%, 7/20/2045 161,498 144,147
Pool# MA3172
3.00%, 10/20/2045 57,231 51,023
Pool# MA3173
3.50%, 10/20/2045 3,526 3,214
Pool# MA3243
3.00%, 11/20/2045 51,137 45,564
Pool# MA3244
3.50%, 11/20/2045 66,481 60,455
Pool# 784098
3.00%, 12/20/2045 266,962 237,591
Pool# 784119
3.00%, 2/20/2046 213,202 189,637
Pool# MA3520
3.00%, 3/20/2046 180,994 160,988
Pool# MA3521
3.50%, 3/20/2046 151,883 138,414
Pool# MA3735
3.00%, 6/20/2046 173,153 153,479
Pool# MA3876
4.50%, 8/20/2046 5,902 5,809
Pool# MA3939
4.50%, 9/20/2046 3,679 3,527

58 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4125
2.50%, 12/20/2046 50,699 43,774
Pool# MA4126
3.00%, 12/20/2046 597,942 528,953
Pool# MA4194
2.50%, 1/20/2047 126,430 109,160
Pool# MA4196
3.50%, 1/20/2047 17,288 15,743
Pool# MA4264
4.50%, 2/20/2047 6,417 6,245
Pool# MA4321
3.50%, 3/20/2047 223,927 203,046
Pool# AZ1974
3.50%, 4/20/2047 86,667 78,979
Pool# MA4384
4.50%, 4/20/2047 5,526 5,358
Pool# MA4512
4.50%, 6/20/2047 15,640 15,004
Pool# MA4652
3.50%, 8/20/2047 62,587 56,891
Pool# MA4836
3.00%, 11/20/2047 96,837 85,769
Pool# 784421
3.50%, 12/20/2047 198,907 176,630
Pool# MA4900
3.50%, 12/20/2047 137,472 125,108
Pool# 784480
3.50%, 4/20/2048 52,812 49,387
Pool# 784481
3.50%, 4/20/2048 10,133 9,234
Pool# MA5331
4.50%, 7/20/2048 42,576 40,839
Pool# BK2856
4.50%, 12/20/2048 4,380 4,155
Pool# MA5818
4.50%, 3/20/2049 27,192 26,116
Pool# MA6092
4.50%, 8/20/2049 25,348 24,192
Pool# MA6409
3.00%, 1/20/2050 228,306 200,955
Pool# MA6764
2.00%, 7/20/2050 61,547 50,887
Pool# MA6818
2.00%, 8/20/2050 493,115 407,702
Pool# BW4732
2.50%, 8/20/2050 390,506 323,627
Pool# BW6206
2.50%, 8/20/2050 376,667 312,158
Pool# BW4741
2.50%, 9/20/2050 375,491 311,184
Pool# MA7051
2.00%, 12/20/2050 381,714 315,586
Pool# MA7311
2.00%, 4/20/2051 1,706,448 1,410,132
Pool# MA7472
2.50%, 7/20/2051 672,266 571,355
Pool# MA7767
2.50%, 12/20/2051 119,125 101,196
Pool# MA7936
2.50%, 3/20/2052 298,297 252,970
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7987
2.50%, 4/20/2052 297,825 252,715
Pool# MA8197
2.50%, 8/20/2052 690,543 586,221
Pool# MA8201
4.50%, 8/20/2052 75,000 71,161
GNMA TBA
2.00%, 11/15/2052 500,000 410,625
2.50%, 11/15/2052 470,000 398,181
4.00%, 11/15/2052 150,000 138,209
4.50%, 11/15/2052 325,000 307,988
Total Mortgage-Backed Securities
(cost $75,667,706)
64,874,958
Municipal Bonds 0 .9%
California 0 .2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 25,000 28,859
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 108,085
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 111,518
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 102,340
State of California,
GO, 7.63%, 3/1/2040 100,000 119,500
University of California, RB
3.06%, 7/1/2025 50,000 47,626
Series R, 5.77%, 5/15/2043 50,000 50,742
568,670
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 44,000 45,178
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 28,896
State of Illinois, GO, 5.10%,
6/1/2033 185,000 172,881
201,777
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 37,970

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 59
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 159,489
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 135,096
294,585
New York 0 .2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 25,000 20,927
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series
B-1, 5.57%, 11/1/2038 100,000 98,995
New York City Transitional
Finance Authority, RB,
Series CC, 5.88%,
6/15/2044 25,000 25,905
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 75,508
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 39,523
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 103,582
364,440
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 92,190
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 93,759
185,949
Texas 0 .2%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 152,281
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 38,415
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 15,908
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 50,517
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Texas Transportation
Commission, RB, 5.18%,
4/1/2030 100,000 98,459
355,580
Wisconsin 0 .0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 18,415
Total Municipal Bonds
(cost $2,309,692)
2,072,564
Supranational 1 .3%
Asian Development Bank
1.50%, 10/18/2024 500,000 471,147
2.50%, 11/2/2027 250,000 228,611
2.75%, 1/19/2028 200,000 184,537
3.13%, 9/26/2028 75,000 69,922
European Investment Bank
2.63%, 3/15/2024 500,000 486,885
1.63%, 3/14/2025(a) 200,000 187,030
0.38%, 3/26/2026 100,000 87,197
Inter-American Development
Bank, 1.13%, 1/13/2031 50,000 39,117
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 500,000 454,291
2.50%, 7/29/2025 250,000 236,820
1.75%, 10/23/2029 250,000 211,674
International Finance Corp.,
1.38%, 10/16/2024 250,000 234,963
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 192,858
Total Supranational
(cost $3,350,642)
3,085,052
U.S. Government Agency Securities 1 .6%
FHLB
3.13%, 6/13/2025 475,000 458,139
5.50%, 7/15/2036 200,000 211,617
FHLMC
0.25%, 6/26/2023 200,000 194,311
0.25%, 8/24/2023 605,000 583,448
0.25%, 12/4/2023 205,000 195,505
0.38%, 7/21/2025 65,000 58,197
6.75%, 3/15/2031 200,000 230,405
6.25%, 7/15/2032(a) 165,000 186,486
FNMA
2.63%, 9/6/2024 200,000 192,949
0.50%, 6/17/2025 500,000 450,896
6.25%, 5/15/2029 300,000 331,371
7.25%, 5/15/2030 200,000 235,904
0.88%, 8/5/2030 280,000 214,929

60 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
Tennessee Valley Authority,
4.88%, 1/15/2048 200,000 186,564
Total U.S. Government Agency Securities
(cost $3,994,218)
3,730,721
U.S. Treasury Obligations 39 .9%
U.S. Treasury Bonds
6.00%, 2/15/2026 (a) 444,500 465,371
5.50%, 8/15/2028 300,000 318,176
5.25%, 11/15/2028 500,000 524,199
4.50%, 2/15/2036 (a) 400,000 416,609
4.75%, 2/15/2037 400,000 425,422
4.50%, 5/15/2038 500,000 514,844
4.50%, 8/15/2039 (a) 185,000 189,892
4.38%, 11/15/2039 480,000 483,844
1.13%, 5/15/2040 500,000 298,457
3.88%, 8/15/2040 400,000 375,797
1.38%, 11/15/2040 300,000 185,332
4.25%, 11/15/2040 200,000 197,367
1.75%, 8/15/2041 500,000 326,328
3.75%, 8/15/2041 250,000 229,170
2.00%, 11/15/2041 250,000 170,430
3.13%, 11/15/2041 300,000 248,988
2.38%, 2/15/2042 100,000 73,016
3.13%, 2/15/2042 250,000 207,607
3.25%, 5/15/2042 300,000 253,641
2.75%, 11/15/2042 800,000 616,344
3.13%, 2/15/2043 750,000 614,736
2.88%, 5/15/2043 900,000 705,480
3.63%, 8/15/2043 500,000 443,457
3.75%, 11/15/2043 650,000 586,853
3.63%, 2/15/2044 700,000 617,859
3.13%, 8/15/2044 400,000 323,797
3.00%, 11/15/2044 350,000 276,746
3.00%, 5/15/2045 400,000 315,516
2.50%, 5/15/2046 400,000 285,406
2.25%, 8/15/2046 300,000 203,039
2.88%, 11/15/2046 275,000 211,524
3.00%, 2/15/2047 400,000 314,594
3.00%, 5/15/2047 400,000 314,641
2.75%, 8/15/2047 (a) 500,000 375,000
3.00%, 8/15/2048 350,000 277,895
2.88%, 5/15/2049 400,000 311,500
2.25%, 8/15/2049 500,000 339,883
2.38%, 11/15/2049 550,000 384,377
2.00%, 2/15/2050 500,000 318,066
1.25%, 5/15/2050 800,000 412,219
1.38%, 8/15/2050 900,000 479,777
1.63%, 11/15/2050 (a) 250,000 142,969
1.88%, 2/15/2051 950,000 581,615
2.38%, 5/15/2051 900,000 623,215
2.00%, 8/15/2051 700,000 440,973
1.88%, 11/15/2051 900,000 548,227
2.25%, 2/15/2052 800,000 536,500
2.88%, 5/15/2052 740,000 574,309
3.00%, 8/15/2052 300,000 240,234
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.25%, 11/15/2023 500,000 477,832
2.13%, 11/30/2023 900,000 876,410
0.75%, 12/31/2023 500,000 477,949
2.25%, 12/31/2023 (a) 500,000 486,484
2.25%, 1/31/2024 1,300,000 1,262,270
2.50%, 1/31/2024 1,000,000 974,062
0.13%, 2/15/2024 1,000,000 943,867
2.75%, 2/15/2024 500,000 488,066
2.25%, 3/31/2024 500,000 483,574
2.00%, 4/30/2024 500,000 480,840
2.25%, 4/30/2024 700,000 675,746
2.50%, 4/30/2024 100 97
2.50%, 5/15/2024 700,000 677,633
2.00%, 5/31/2024 1,000,000 960,000
2.00%, 6/30/2024 500,000 479,121
2.13%, 7/31/2024 500,000 479,238
0.38%, 8/15/2024 1,000,000 928,008
2.38%, 8/15/2024 250,000 240,410
1.88%, 8/31/2024 (a) 1,000,000 952,539
0.38%, 9/15/2024 500,000 462,949
1.50%, 9/30/2024 (a) 500,000 472,480
2.13%, 9/30/2024 500,000 478,164
4.25%, 9/30/2024 500,000 497,461
0.63%, 10/15/2024 1,000,000 928,086
1.50%, 10/31/2024 1,000,000 942,891
2.25%, 10/31/2024 (a) 1,000,000 957,305
0.75%, 11/15/2024 500,000 463,555
2.25%, 11/15/2024 660,000 631,177
2.13%, 11/30/2024 1,200,000 1,142,812
1.38%, 1/31/2025 600,000 560,859
2.50%, 1/31/2025 500,000 478,730
2.00%, 2/15/2025 500,000 473,066
0.50%, 3/31/2025 700,000 638,094
2.63%, 3/31/2025 700,000 671,289
2.63%, 4/15/2025 300,000 287,262
0.38%, 4/30/2025 500,000 452,734
2.13%, 5/15/2025 600,000 566,250
2.75%, 5/15/2025 500,000 479,492
0.25%, 5/31/2025 500,000 449,063
0.25%, 6/30/2025 500,000 448,516
2.75%, 6/30/2025 550,000 526,883
3.00%, 7/15/2025 700,000 674,188
2.88%, 7/31/2025 1,250,000 1,199,316
2.00%, 8/15/2025 500,000 467,910
0.25%, 8/31/2025 1,000,000 889,492
3.50%, 9/15/2025 (a) 600,000 584,906
3.00%, 10/31/2025 (a) 800,000 767,781
2.25%, 11/15/2025 1,500,000 1,406,895
0.38%, 11/30/2025 1,500,000 1,326,270
0.38%, 12/31/2025 1,200,000 1,058,531
0.38%, 1/31/2026 1,000,000 878,438
2.63%, 1/31/2026 750,000 709,277
1.63%, 2/15/2026 400,000 365,875
0.75%, 3/31/2026 500,000 442,422
0.63%, 7/31/2026 1,000,000 871,211
1.50%, 8/15/2026 400,000 359,969
0.75%, 8/31/2026 1,000,000 873,125
1.38%, 8/31/2026 1,500,000 1,342,910
1.63%, 9/30/2026 1,000,000 903,555
1.63%, 10/31/2026 1,000,000 900,547

Nationwide Bond Index Fund - October 31, 2022 - Statement of Investments - 61
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.00%, 11/15/2026 1,000,000 913,281
1.25%, 12/31/2026 700,000 618,406
1.50%, 1/31/2027 800,000 712,938
2.25%, 2/15/2027 800,000 735,250
1.13%, 2/28/2027 1,000,000 875,469
1.88%, 2/28/2027 (a) 700,000 633,281
0.63%, 3/31/2027 1,000,000 853,555
2.50%, 3/31/2027 600,000 556,688
0.50%, 4/30/2027 1,000,000 846,406
2.75%, 4/30/2027 450,000 421,699
2.38%, 5/15/2027 500,000 460,410
2.63%, 5/31/2027 700,000 652,449
2.75%, 7/31/2027 300,000 280,430
2.25%, 8/15/2027 500,000 456,328
0.50%, 8/31/2027 500,000 418,574
3.13%, 8/31/2027 100,000 95,180
0.38%, 9/30/2027 500,000 414,492
4.13%, 9/30/2027 (a) 700,000 696,172
4.13%, 10/31/2027 500,000 497,383
2.25%, 11/15/2027 870,000 790,579
0.63%, 11/30/2027 250,000 208,789
0.63%, 12/31/2027 500,000 416,426
0.75%, 1/31/2028 500,000 418,105
2.75%, 2/15/2028 1,000,000 928,086
1.13%, 2/29/2028 1,000,000 851,094
1.25%, 3/31/2028 500,000 427,422
1.25%, 4/30/2028 700,000 597,105
2.88%, 5/15/2028 1,000,000 930,820
1.25%, 5/31/2028 500,000 425,820
1.25%, 6/30/2028 700,000 594,672
1.00%, 7/31/2028 1,000,000 835,039
2.88%, 8/15/2028 1,000,000 928,789
1.25%, 9/30/2028 500,000 421,914
1.38%, 10/31/2028 500,000 424,336
1.50%, 11/30/2028 500,000 426,895
1.75%, 1/31/2029 500,000 432,109
2.63%, 2/15/2029 657,000 598,383
2.38%, 3/31/2029 400,000 358,406
2.88%, 4/30/2029 350,000 323,217
2.38%, 5/15/2029 100,000 89,516
2.75%, 5/31/2029 500,000 457,832
2.63%, 7/31/2029 200,000 181,578
1.63%, 8/15/2029 500,000 426,152
3.13%, 8/31/2029 400,000 374,813
3.88%, 9/30/2029 500,000 491,094
4.00%, 10/31/2029 300,000 297,188
1.75%, 11/15/2029 (a) 500,000 429,316
1.50%, 2/15/2030 1,000,000 837,773
0.63%, 8/15/2030 1,200,000 926,906
0.88%, 11/15/2030 800,000 629,125
1.13%, 2/15/2031 1,600,000 1,279,313
1.63%, 5/15/2031 1,700,000 1,404,891
1.25%, 8/15/2031 500,000 397,402
1.38%, 11/15/2031 1,200,000 957,469
1.88%, 2/15/2032 750,000 623,672
2.88%, 5/15/2032 1,250,000 1,132,617
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.75%, 8/15/2032 1,200,000 1,073,813
Total U.S. Treasury Obligations
(cost $108,079,801)
94,183,990
Repurchase Agreement 1 .6%
CF Secured, LLC
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $3,672,397,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$3,745,845. (f)(g) 3,672,091 3,672,091
Total Repurchase Agreement
(cost $3,672,091)
3,672,091
Total Investments
(cost $275,312,535) — 100.8%
237,697,638
Liabilities in excess of other
assets — (0.8)% (1,802,874)
NET ASSETS — 100.0%
$ 235,894,764

62 - Statement of Investments - October 31, 2022 - Nationwide Bond Index Fund
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $12,109,992, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,672,091 and by $8,793,347 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.38%, and maturity dates
ranging from 12/15/2022 – 8/15/2052, a total value of
$12,465,438.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2022.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $571,227 which represents 0.24% of net assets.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2022.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2022.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of October 31,
2022 was $3,672,091.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 63
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 8.0%
Airlines 0.0%
†
Qantas Airways Ltd.* 66,807 249,135
Banks 2.2%
Australia & New Zealand
Banking Group Ltd. 202,863 3,306,962
Commonwealth Bank of
Australia 115,479 7,708,392
National Australia Bank Ltd. 218,484 4,518,387
Westpac Banking Corp. 238,308 3,664,743
19,198,484
Beverages 0.0%
†
Treasury Wine Estates Ltd. 51,239 423,528
Capital Markets 0.4%
ASX Ltd. 12,683 548,072
Macquarie Group Ltd. 24,808 2,674,399
3,222,471
Chemicals 0.0%
†
Orica Ltd. 29,622 261,622
Commercial Services & Supplies 0.1%
Brambles Ltd. 96,143 717,087
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 13,438 252,771
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 276,418 693,098
Electric Utilities 0.0%
†
Origin Energy Ltd. 115,843 411,174
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 76,323 380,497
Goodman Group 114,446 1,246,545
GPT Group (The) 121,477 335,294
Mirvac Group 267,661 353,245
Scentre Group 340,714 630,123
Stockland 162,554 374,379
Vicinity Ltd. 259,245 322,512
3,642,595
Food & Staples Retailing 0.4%
Coles Group Ltd.(a) 90,948 949,083
Endeavour Group Ltd. 92,409 422,012
Woolworths Group Ltd.(a) 82,626 1,742,492
3,113,587
Gas Utilities 0.1%
APA Group 77,414 519,089
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,628 592,192
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 11,971 448,730
Sonic Healthcare Ltd. 30,267 632,950
1,081,680
Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd. 40,963 966,634
Domino's Pizza Enterprises
Ltd.(a) 4,581 186,147
Flutter Entertainment plc* 11,366 1,501,622
Lottery Corp. Ltd. (The)* 152,377 417,338
3,071,741
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd. 169,589 530,092
Medibank Pvt Ltd. 179,263 322,394
QBE Insurance Group Ltd. 99,734 778,664
Suncorp Group Ltd. 83,735 608,455
2,239,605
Interactive Media & Services 0.1%
REA Group Ltd. 3,771 292,065
SEEK Ltd.(a) 22,940 315,315
607,380
Metals & Mining 2.4%
BHP Group Ltd. 182,785 4,376,573
BHP Group Ltd. 160,021 3,810,628
BlueScope Steel Ltd.(a) 33,977 339,260
Evolution Mining Ltd.(a) 104,476 138,129
Fortescue Metals Group Ltd. 115,265 1,075,645
Glencore plc 663,700 3,793,391
Mineral Resources Ltd. 11,624 538,736
Newcrest Mining Ltd. 60,929 672,864
Northern Star Resources Ltd. 75,848 421,302
Rio Tinto Ltd. 25,267 1,415,585
Rio Tinto plc 76,530 3,981,880
South32 Ltd. 319,896 730,891
21,294,884
Multiline Retail 0.3%
Wesfarmers Ltd. 77,197 2,235,836
Oil, Gas & Consumable Fuels 0.5%
Ampol Ltd. 17,112 298,729
Santos Ltd. 212,408 1,049,508
Washington H Soul Pattinson
& Co. Ltd.(a) 13,862 247,094
Woodside Energy Group Ltd. 127,289 2,946,058
4,541,389
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 48,413 268,147
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 129,780 299,801
Software 0.0%
†
WiseTech Global Ltd.(a) 10,322 381,933
Trading Companies & Distributors 0.0%
†
Reece Ltd.(a) 16,184 159,978
Transportation Infrastructure 0.2%
Transurban Group 209,012 1,768,811
71,248,018
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 23,221 572,063
Electric Utilities 0.0%
†
Verbund AG 4,821 377,668
Metals & Mining 0.0%
†
voestalpine AG 8,782 190,529
Oil, Gas & Consumable Fuels 0.1%
OMV AG 9,962 458,664

64 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Paper & Forest Products 0.1%
Mondi plc 33,959 569,559
2,168,483
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 17,197 860,617
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 59,122 2,961,330
Chemicals 0.1%
Solvay SA 5,228 470,624
Umicore SA 14,384 473,506
944,130
Distributors 0.0%
†
D'ieteren Group 1,781 295,928
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
NV 3,442 253,474
Groupe Bruxelles Lambert
NV 3,265 240,468
Sofina SA(a) 1,095 213,437
707,379
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 115,402
Electric Utilities 0.0%
†
Elia Group SA/NV 2,070 261,707
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 10,647 273,242
Insurance 0.1%
Ageas SA/NV 11,041 381,838
Pharmaceuticals 0.1%
UCB SA 8,503 641,168
7,442,741
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 11,238 501,087
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 27,899 375,493
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 251,600 782,753
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 119,400 251,383
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 109,000 140,320
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR* 4,142 140,248
Food Products 0.1%
Wilmar International Ltd. 128,558 352,684
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 0.3%
Prosus NV* 56,458 2,457,195
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 91,000 149,207
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(b) 126,000 215,351
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. 143,800 246,268
4,735,409
DENMARK 2.7%
Air Freight & Logistics 0.2%
DSV A/S 12,742 1,722,335
Banks 0.1%
Danske Bank A/S 45,376 731,503
Beverages 0.1%
Carlsberg A/S
, Class B
6,412 754,990
Biotechnology 0.2%
Genmab A/S* 4,476 1,726,216
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
661 131,360
Chemicals 0.1%
Chr Hansen Holding A/S 7,418 411,427
Novozymes A/S
, Class B
13,813 724,634
1,136,061
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 12,876 1,060,940
Electrical Equipment 0.2%
Vestas Wind Systems A/S 67,131 1,319,413
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
8,166 909,902
Demant A/S* 6,363 173,650
GN Store Nord A/S 9,117 193,706
1,277,258
Insurance 0.1%
Tryg A/S 24,771 535,655
Marine 0.1%
AP Moller - Maersk A/S
, Class
A
217 433,664
AP Moller - Maersk A/S
, Class
B
342 714,097
1,147,761
Pharmaceuticals 1.4%
Novo Nordisk A/S
, Class B
112,271 12,201,080
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 5,917 311,238
24,055,810
FINLAND 1.3%
Banks 0.3%
Nordea Bank Abp 227,956 2,178,560

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 65
Common Stocks
Shares Value ($)
FINLAND
Banks
Nordea Bank Abp 4,188 40,008
2,218,568
Communications Equipment 0.2%
Nokia OYJ 368,336 1,635,249
Diversified Telecommunication Services 0.1%
Elisa OYJ 9,785 472,838
Electric Utilities 0.1%
Fortum OYJ 30,795 433,520
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
18,422 358,379
Insurance 0.2%
Sampo OYJ
, Class A
32,594 1,489,619
Machinery 0.1%
Kone OYJ
, Class B
22,280 911,808
Wartsila OYJ Abp(a) 31,322 213,188
1,124,996
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 28,796 1,260,613
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
37,916 493,736
UPM-Kymmene OYJ 36,329 1,216,432
1,710,168
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
7,335 337,432
11,041,382
FRANCE 10.7%
Aerospace & Defense 0.9%
Airbus SE 40,234 4,357,038
Dassault Aviation SA 1,665 247,268
Safran SA 23,265 2,586,719
Thales SA 7,237 919,765
8,110,790
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 46,177 1,176,213
Valeo 12,620 207,769
1,383,982
Automobiles 0.0%
†
Renault SA* 12,937 398,508
Banks 0.6%
BNP Paribas SA 75,615 3,542,404
Credit Agricole SA 79,833 723,800
Societe Generale SA 54,131 1,240,783
5,506,987
Beverages 0.3%
Pernod Ricard SA 14,260 2,501,881
Remy Cointreau SA 1,588 243,210
2,745,091
Building Products 0.2%
Cie de Saint-Gobain 33,884 1,384,284
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,054 191,133
Common Stocks
Shares Value ($)
FRANCE
Chemicals 0.6%
Air Liquide SA 35,262 4,605,880
Arkema SA 3,829 302,746
4,908,626
Construction & Engineering 0.5%
Bouygues SA 15,694 447,563
Eiffage SA 5,905 533,698
Vinci SA 36,320 3,337,726
4,318,987
Diversified Financial Services 0.0%
†
Eurazeo SE 2,995 170,899
Wendel SE 2,029 158,782
329,681
Diversified Telecommunication Services 0.1%
Orange SA 135,795 1,295,660
Electric Utilities 0.0%
†
Electricite de France SA 37,783 446,226
Electrical Equipment 0.2%
Legrand SA 18,204 1,386,226
Entertainment 0.1%
Bollore SE 58,711 293,619
Ubisoft Entertainment SA* 6,425 176,143
469,762
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 3,448 184,515
Gecina SA 2,926 260,718
Klepierre SA* 14,695 295,207
Unibail-Rodamco-Westfield* 7,741 365,618
1,106,058
Food & Staples Retailing 0.1%
Carrefour SA 41,408 666,045
Food Products 0.2%
Danone SA 43,698 2,172,562
Health Care Equipment & Supplies 0.4%
BioMerieux 2,621 231,844
EssilorLuxottica SA 19,580 3,103,401
3,335,245
Hotels, Restaurants & Leisure 0.1%
Accor SA* 10,419 249,269
La Francaise des Jeux
SAEM Reg. S(b) 6,838 222,817
Sodexo SA 6,087 539,408
1,011,494
Household Durables 0.0%
†
SEB SA 1,553 101,017
Insurance 0.4%
AXA SA 127,218 3,139,745
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,721 141,575
IT Services 0.4%
Capgemini SE 11,147 1,828,912
Edenred 16,632 853,439
Worldline SA Reg. S*(b) 16,537 723,253
3,405,604
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 1,938 614,898

66 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Machinery 0.0%
†
Alstom SA(a) 21,829 449,306
Media 0.1%
Publicis Groupe SA 15,693 878,997
Vivendi SE 49,572 405,543
1,284,540
Multi-Utilities 0.3%
Engie SA 124,320 1,614,861
Veolia Environnement SA 45,731 1,019,638
2,634,499
Oil, Gas & Consumable Fuels 1.0%
TotalEnergies SE 168,755 9,222,510
Personal Products 0.6%
L'Oreal SA 16,288 5,113,846
Pharmaceuticals 0.8%
Ipsen SA 2,555 262,439
Sanofi 76,980 6,646,967
6,909,406
Professional Services 0.2%
Bureau Veritas SA 20,229 500,752
Teleperformance 3,998 1,070,955
1,571,707
Software 0.2%
Dassault Systemes SE 45,368 1,518,937
Textiles, Apparel & Luxury Goods 1.9%
Hermes International 2,156 2,792,239
Kering SA 5,092 2,330,792
LVMH Moet Hennessy Louis
Vuitton SE 18,829 11,878,765
17,001,796
Transportation Infrastructure 0.1%
Aeroports de Paris* 1,783 241,137
Getlink SE 29,297 463,788
704,925
94,981,658
GERMANY 7.7%
Aerospace & Defense 0.1%
MTU Aero Engines AG 3,773 675,693
Rheinmetall AG 2,827 459,615
1,135,308
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 67,470 2,393,840
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 37,238 255,513
Auto Components 0.0%
†
Continental AG 7,551 391,620
Automobiles 1.0%
Bayerische Motoren Werke
AG 22,537 1,771,083
Bayerische Motoren Werke
AG (Preference) 3,920 289,383
Dr Ing hc F Porsche AG
(Preference)* 7,745 792,189
Mercedes-Benz Group AG 54,615 3,162,824
Common Stocks
Shares Value ($)
GERMANY
Automobiles
Porsche Automobil Holding
SE (Preference) 10,262 574,004
Volkswagen AG 2,026 346,379
Volkswagen AG (Preference) 12,632 1,614,622
8,550,484
Banks 0.1%
Commerzbank AG* 70,352 562,782
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 140,677 1,342,834
Deutsche Boerse AG 12,933 2,104,194
3,447,028
Chemicals 0.5%
BASF SE 62,517 2,806,419
Covestro AG Reg. S(b) 13,423 457,026
Evonik Industries AG 13,691 252,404
Symrise AG 8,721 890,738
4,406,587
Construction Materials 0.1%
HeidelbergCement AG(a) 10,312 475,426
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 218,257 4,134,130
Telefonica Deutschland
Holding AG 67,021 146,107
United Internet AG
(Registered) 7,411 138,601
4,418,838
Electrical Equipment 0.0%
†
Siemens Energy AG(a) 30,226 352,913
Food & Staples Retailing 0.0%
†
HelloFresh SE* 10,840 217,045
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 2,683 324,967
Siemens Healthineers AG
Reg. S(b) 19,400 893,105
1,218,072
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA 14,670 405,778
Fresenius SE & Co. KGaA 27,985 644,323
1,050,101
Household Products 0.1%
Henkel AG & Co. KGaA 7,185 422,129
Henkel AG & Co. KGaA
(Preference) 11,975 754,791
1,176,920
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 43,726 1,685,310
Uniper SE(a) 6,223 18,659
1,703,969
Industrial Conglomerates 0.6%
Siemens AG (Registered) 52,071 5,692,326
Insurance 0.9%
Allianz SE (Registered) 27,554 4,960,740
Hannover Rueck SE 4,148 675,517

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 67
Common Stocks
Shares Value ($)
GERMANY
Insurance
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 9,536 2,519,420
8,155,677
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 5,250 269,176
Internet & Direct Marketing Retail 0.0%
†
Zalando SE Reg. S*(a)(b) 11,035 254,421
Zalando SE Reg. S*∞(b) 4,053 93,446
347,867
IT Services 0.0%
†
Bechtle AG 5,365 185,570
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 1,702 600,698
Machinery 0.2%
Daimler Truck Holding AG* 30,808 822,030
GEA Group AG 9,613 336,296
KION Group AG 5,493 121,968
Knorr-Bremse AG 4,821 217,025
Rational AG 329 185,694
1,683,013
Multi-Utilities 0.2%
E.ON SE 152,817 1,280,356
Personal Products 0.1%
Beiersdorf AG 7,070 678,990
Pharmaceuticals 0.6%
Bayer AG (Registered) 66,020 3,473,116
Merck KGaA 8,797 1,434,533
4,907,649
Real Estate Management & Development 0.2%
Aroundtown SA 75,561 149,973
LEG Immobilien SE 4,907 320,624
Vonovia SE 48,077 1,064,290
1,534,887
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 88,889 2,164,174
Software 0.8%
Nemetschek SE 3,699 176,758
SAP SE 71,077 6,862,449
7,039,207
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 11,768 1,151,107
Puma SE 7,186 318,221
1,469,328
Trading Companies & Distributors 0.1%
Brenntag SE 10,281 624,121
68,389,485
HONG KONG 2.3%
Banks 0.1%
Hang Seng Bank Ltd. 52,000 731,110
Capital Markets 0.2%
Hong Kong Exchanges &
Clearing Ltd. 82,000 2,177,066
Common Stocks
Shares Value ($)
HONG KONG
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 265,420 300,094
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 43,500 206,816
CLP Holdings Ltd. 111,500 748,039
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 168,500 107,200
Power Assets Holdings Ltd. 98,800 472,721
1,534,776
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 145,151 858,731
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 594,743 300,062
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 750,565 578,772
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 10,300 471,740
Jardine Matheson Holdings
Ltd. 900 41,436
513,176
Insurance 0.9%
AIA Group Ltd. 819,800 6,190,882
Prudential plc 187,135 1,736,845
7,927,727
Machinery 0.1%
Techtronic Industries Co. Ltd. 93,500 881,989
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 135,886 751,508
Hang Lung Properties Ltd. 138,000 173,230
Henderson Land
Development Co. Ltd. 100,352 245,761
Hongkong Land Holdings
Ltd. 66,300 247,299
Hongkong Land Holdings
Ltd. 12,100 46,619
New World Development Co.
Ltd. 101,707 207,653
Sino Land Co. Ltd. 222,200 237,692
Sun Hung Kai Properties Ltd. 99,200 1,068,138
Swire Pacific Ltd.
, Class A
31,000 205,219
Swire Properties Ltd. 82,000 157,663
Wharf Real Estate
Investment Co. Ltd. 109,270 430,067
3,770,849
Road & Rail 0.1%
MTR Corp. Ltd. 101,714 447,844
20,022,196
IRELAND 0.5%
Building Products 0.1%
Kingspan Group plc 10,385 523,713
Construction Materials 0.2%
CRH plc 51,945 1,868,971

68 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
IRELAND
Containers & Packaging 0.1%
Smurfit Kappa Group plc 17,297 572,286
Food Products 0.1%
Kerry Group plc
, Class A
(a) 10,838 941,932
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 9,086 485,283
4,392,185
ISRAEL 0.8%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 1,704 344,512
Banks 0.3%
Bank Hapoalim BM 85,292 821,731
Bank Leumi Le-Israel BM 105,688 1,007,718
Israel Discount Bank Ltd.
,
Class A
81,706 464,406
Mizrahi Tefahot Bank Ltd. 10,228 386,453
2,680,308
Chemicals 0.1%
ICL Group Ltd. 45,822 412,151
Diversified Telecommunication Services 0.0%
†
Bezeq The Israeli
Telecommunication Corp.
Ltd. 145,495 257,492
IT Services 0.0%
†
Wix.com Ltd.* 3,680 309,488
Marine 0.0%
†
ZIM Integrated Shipping
Services Ltd.(a) 6,003 141,010
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 77,513 691,416
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,160 234,106
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 7,808 334,112
Software 0.2%
Check Point Software
Technologies Ltd.* 6,941 896,986
Nice Ltd.* 4,290 812,327
1,709,313
7,113,908
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 8,580 1,693,162
Banks 0.5%
FinecoBank Banca Fineco
SpA 42,370 572,210
Intesa Sanpaolo SpA 1,124,173 2,146,549
Mediobanca Banca di
Credito Finanziario SpA 41,784 379,260
UniCredit SpA 140,820 1,748,968
4,846,987
Beverages 0.1%
Coca-Cola HBC AG 13,559 295,652
Common Stocks
Shares Value ($)
ITALY
Beverages
Davide Campari-Milano NV 36,825 331,189
626,841
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 20,736 183,187
Telecom Italia SpA* 753,603 147,756
330,943
Electric Utilities 0.3%
Enel SpA 553,605 2,475,651
Terna - Rete Elettrica
Nazionale 92,614 614,562
3,090,213
Electrical Equipment 0.1%
Prysmian SpA 16,700 544,491
Gas Utilities 0.1%
Snam SpA 143,066 637,160
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,541 201,566
Health Care Providers & Services 0.0%
†
Amplifon SpA 8,940 222,231
Insurance 0.2%
Assicurazioni Generali SpA 73,184 1,098,646
Poste Italiane SpA Reg. S(b) 36,919 322,231
1,420,877
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 34,405 298,659
Oil, Gas & Consumable Fuels 0.3%
Eni SpA 171,793 2,260,728
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,430 279,377
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 13,505 583,143
Transportation Infrastructure 0.1%
Atlantia SpA 33,718 752,471
17,788,849
JAPAN 21.8%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 4,950 248,184
SG Holdings Co. Ltd. 19,300 255,425
Yamato Holdings Co. Ltd. 19,900 294,492
798,101
Airlines 0.0%
†
ANA Holdings, Inc.*(a) 9,600 186,303
Japan Airlines Co. Ltd.*(a) 10,174 189,561
375,864
Auto Components 0.4%
Aisin Corp.(a) 10,300 264,090
Bridgestone Corp. 38,900 1,401,919
Denso Corp. 29,500 1,464,789
Koito Manufacturing Co. Ltd. 13,400 190,338
Sumitomo Electric Industries
Ltd. 48,000 501,304
3,822,440

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 69
Common Stocks
Shares Value ($)
JAPAN
Automobiles 1.8%
Honda Motor Co. Ltd. 111,000 2,516,581
Isuzu Motors Ltd. 39,700 465,362
Mazda Motor Corp. 37,860 255,211
Nissan Motor Co. Ltd. 161,800 515,830
Subaru Corp. 40,500 630,262
Suzuki Motor Corp. 24,800 836,761
Toyota Motor Corp. 718,500 9,966,073
Yamaha Motor Co. Ltd. 20,000 412,703
15,598,783
Banks 1.1%
Chiba Bank Ltd. (The) 33,600 183,451
Concordia Financial Group
Ltd. 68,500 208,622
Japan Post Bank Co. Ltd. 30,400 202,286
Mitsubishi UFJ Financial
Group, Inc. 813,684 3,857,351
Mizuho Financial Group, Inc. 164,151 1,771,339
Resona Holdings, Inc. 148,201 557,639
Shizuoka Financial Group,
Inc. 29,100 183,569
Sumitomo Mitsui Financial
Group, Inc. 88,905 2,494,241
Sumitomo Mitsui Trust
Holdings, Inc. 22,176 637,647
10,096,145
Beverages 0.2%
Asahi Group Holdings Ltd. 31,100 870,537
Ito En Ltd.(a) 3,900 137,382
Kirin Holdings Co. Ltd. 55,300 813,255
Suntory Beverage & Food
Ltd. 9,400 314,709
2,135,883
Building Products 0.4%
AGC, Inc. 13,120 411,388
Daikin Industries Ltd. 16,700 2,511,723
Lixil Corp. 21,300 322,207
TOTO Ltd. 9,400 268,466
3,513,784
Capital Markets 0.2%
Daiwa Securities Group, Inc. 89,200 347,221
Japan Exchange Group, Inc. 35,300 463,481
Nomura Holdings, Inc. 192,500 624,265
SBI Holdings, Inc. 16,470 297,595
1,732,562
Chemicals 0.7%
Asahi Kasei Corp. 88,300 566,524
JSR Corp. 12,900 245,634
Mitsubishi Chemical Group
Corp. 87,700 395,053
Mitsui Chemicals, Inc. 12,320 228,104
Nippon Paint Holdings Co.
Ltd. 56,500 359,630
Nippon Sanso Holdings
Corp. 10,900 173,755
Nissan Chemical Corp. 8,600 384,603
Nitto Denko Corp. 9,910 521,454
Shin-Etsu Chemical Co. Ltd. 25,500 2,662,712
Sumitomo Chemical Co. Ltd. 100,600 337,780
Toray Industries, Inc. 94,800 459,224
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Tosoh Corp. 17,800 193,712
6,528,185
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 14,650 293,347
Secom Co. Ltd. 14,200 809,040
Toppan, Inc. 18,900 281,785
1,384,172
Construction & Engineering 0.1%
Kajima Corp. 27,200 256,085
Obayashi Corp. 45,700 292,967
Shimizu Corp. 38,300 190,943
Taisei Corp. 12,000 326,685
1,066,680
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,500 194,978
ORIX Corp. 81,400 1,192,058
1,387,036
Diversified Telecommunication Services 0.3%
Nippon Telegraph &
Telephone Corp. 81,316 2,238,399
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 43,700 354,659
Kansai Electric Power Co.,
Inc. (The) 47,900 361,678
Tokyo Electric Power Co.
Holdings, Inc.* 108,900 353,181
1,069,518
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 9,140 353,747
Mitsubishi Electric Corp. 131,500 1,157,766
Nidec Corp. 30,400 1,676,323
3,187,836
Electronic Equipment, Instruments & Components 1.3%
Azbil Corp. 7,100 193,003
Hamamatsu Photonics KK 9,700 438,185
Hirose Electric Co. Ltd. 1,865 242,063
Ibiden Co. Ltd. 7,500 253,459
Keyence Corp. 13,072 4,926,538
Kyocera Corp. 22,100 1,103,014
Murata Manufacturing Co.
Ltd. 39,100 1,918,106
Omron Corp. 13,000 604,238
Shimadzu Corp. 16,400 430,488
TDK Corp. 26,300 818,814
Yokogawa Electric Corp. 14,500 242,735
11,170,643
Entertainment 0.6%
Capcom Co. Ltd. 12,000 335,032
Koei Tecmo Holdings Co.
Ltd.(a) 7,020 106,066
Konami Group Corp. 6,500 285,545
Nexon Co. Ltd. 32,500 544,240
Nintendo Co. Ltd. 75,100 3,060,313
Square Enix Holdings Co.
Ltd. 6,100 272,751
Toho Co. Ltd. 7,900 280,890
4,884,837

70 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 154 310,668
GLP J-REIT 273 283,084
Japan Metropolitan Fund
Invest 490 360,733
Japan Real Estate
Investment Corp. 83 347,689
Nippon Building Fund, Inc. 103 458,335
Nippon Prologis REIT, Inc. 137 286,943
Nomura Real Estate Master
Fund, Inc. 286 325,778
2,373,230
Food & Staples Retailing 0.3%
Aeon Co. Ltd.(a) 44,300 826,834
Kobe Bussan Co. Ltd. 9,500 206,134
Seven & i Holdings Co. Ltd. 51,300 1,915,052
Welcia Holdings Co. Ltd. 5,700 119,159
3,067,179
Food Products 0.3%
Ajinomoto Co., Inc. 31,100 855,107
Kikkoman Corp. 10,000 541,818
MEIJI Holdings Co. Ltd. 7,598 312,515
Nisshin Seifun Group, Inc. 12,152 131,259
Nissin Foods Holdings Co.
Ltd. 4,400 284,911
Yakult Honsha Co. Ltd. 8,400 464,962
2,590,572
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 24,080 355,007
Tokyo Gas Co. Ltd. 25,980 462,087
817,094
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 15,800 269,037
Hoya Corp. 24,900 2,321,603
Olympus Corp. 84,000 1,772,376
Sysmex Corp. 10,900 588,002
Terumo Corp. 43,900 1,334,245
6,285,263
Health Care Technology 0.1%
M3, Inc. 30,000 896,036
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 202,096
Oriental Land Co. Ltd. 13,600 1,820,285
2,022,381
Household Durables 0.9%
Iida Group Holdings Co. Ltd. 10,100 140,251
Open House Group Co. Ltd. 5,100 181,642
Panasonic Holdings Corp. 151,902 1,086,821
Sekisui Chemical Co. Ltd. 25,200 314,265
Sekisui House Ltd. 40,900 679,675
Sharp Corp. 16,100 96,412
Sony Group Corp. 85,800 5,809,746
8,308,812
Household Products 0.1%
Unicharm Corp. 27,400 834,772
Industrial Conglomerates 0.4%
Hitachi Ltd. 65,860 2,983,286
Common Stocks
Shares Value ($)
JAPAN
Industrial Conglomerates
Toshiba Corp.(a) 26,570 925,442
3,908,728
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 66,500 1,052,093
Japan Post Holdings Co. Ltd. 161,800 1,086,885
Japan Post Insurance Co.
Ltd. 13,300 196,445
MS&AD Insurance Group
Holdings, Inc. 30,155 798,917
Sompo Holdings, Inc. 21,325 887,846
T&D Holdings, Inc. 36,000 354,974
Tokio Marine Holdings, Inc. 125,000 2,258,184
6,635,344
Interactive Media & Services 0.1%
Kakaku.com, Inc. 9,700 163,821
Z Holdings Corp. 186,400 480,370
644,191
Internet & Direct Marketing Retail 0.0%
†
Rakuten Group, Inc. 56,300 250,817
ZOZO, Inc. 8,800 186,668
437,485
IT Services 0.6%
Fujitsu Ltd. 13,410 1,543,247
GMO Payment Gateway, Inc. 3,100 222,450
Itochu Techno-Solutions
Corp. 6,200 143,613
NEC Corp. 17,200 569,432
Nomura Research Institute
Ltd. 23,154 513,034
NTT Data Corp. 41,400 600,158
Obic Co. Ltd. 4,600 689,952
Otsuka Corp. 7,300 229,815
SCSK Corp. 10,800 159,112
TIS, Inc.(a) 15,300 411,956
5,082,769
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 13,549 896,257
Shimano, Inc. 5,000 775,322
Yamaha Corp. 9,300 351,196
2,022,775
Machinery 1.1%
Daifuku Co. Ltd. 7,000 320,777
FANUC Corp. 12,700 1,669,154
Hitachi Construction
Machinery Co. Ltd.(a) 7,200 140,509
Hoshizaki Corp. 7,100 203,128
Komatsu Ltd. 62,900 1,203,955
Kubota Corp. 70,200 979,325
Kurita Water Industries Ltd. 6,700 245,133
Makita Corp. 14,700 268,684
MINEBEA MITSUMI, Inc. 24,800 367,213
MISUMI Group, Inc. 19,600 416,832
Mitsubishi Heavy Industries
Ltd. 21,620 744,020
NGK Insulators Ltd. 16,700 194,529
SMC Corp. 3,900 1,569,903
Toyota Industries Corp. 10,200 525,080
Yaskawa Electric Corp. 16,600 458,968
9,307,210

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 71
Common Stocks
Shares Value ($)
JAPAN
Marine 0.1%
Mitsui OSK Lines Ltd.(a) 24,200 479,154
Nippon Yusen KK(a) 31,920 578,330
1,057,484
Media 0.1%
CyberAgent, Inc. 30,700 251,757
Dentsu Group, Inc. 14,061 437,985
Hakuhodo DY Holdings, Inc. 17,400 146,857
836,599
Metals & Mining 0.2%
Hitachi Metals Ltd.* 13,400 195,722
JFE Holdings, Inc. 34,300 313,476
Nippon Steel Corp. 54,706 749,581
Sumitomo Metal Mining Co.
Ltd. 17,500 491,814
1,750,593
Multiline Retail 0.0%
†
Pan Pacific International
Holdings Corp. 25,400 415,942
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 203,417 669,745
Idemitsu Kosan Co. Ltd. 14,044 306,785
Inpex Corp. 70,500 720,189
1,696,719
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 52,300 181,165
Personal Products 0.3%
Kao Corp. 32,300 1,212,132
Kobayashi Pharmaceutical
Co. Ltd. 3,500 186,156
Kose Corp. 2,400 239,113
Shiseido Co. Ltd. 27,500 952,800
2,590,201
Pharmaceuticals 1.5%
Astellas Pharma, Inc. 124,900 1,718,189
Chugai Pharmaceutical Co.
Ltd. 45,700 1,059,652
Daiichi Sankyo Co. Ltd. 119,300 3,825,416
Eisai Co. Ltd. 17,200 1,037,300
Kyowa Kirin Co. Ltd. 18,400 433,681
Nippon Shinyaku Co. Ltd. 3,600 198,989
Ono Pharmaceutical Co. Ltd. 25,400 597,013
Otsuka Holdings Co. Ltd. 26,500 849,261
Shionogi & Co. Ltd. 18,000 833,838
Takeda Pharmaceutical Co.
Ltd. 102,297 2,710,117
13,263,456
Professional Services 0.4%
Nihon M&A Center Holdings,
Inc. 19,500 220,492
Persol Holdings Co. Ltd. 11,500 229,830
Recruit Holdings Co. Ltd. 98,100 3,010,911
3,461,233
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd.(a) 4,400 435,143
Daiwa House Industry Co.
Ltd.(a) 40,800 825,995
Hulic Co. Ltd. 23,600 171,343
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Mitsubishi Estate Co. Ltd. 80,500 1,012,131
Mitsui Fudosan Co. Ltd. 60,400 1,156,942
Nomura Real Estate
Holdings, Inc. 7,700 174,162
Sumitomo Realty &
Development Co. Ltd. 21,300 488,874
4,264,590
Road & Rail 0.6%
Central Japan Railway Co. 9,800 1,135,879
East Japan Railway Co. 20,790 1,122,428
Hankyu Hanshin Holdings,
Inc. 16,200 480,845
Keio Corp. 6,680 234,400
Keisei Electric Railway Co.
Ltd. 9,300 246,549
Kintetsu Group Holdings Co.
Ltd. 11,850 400,235
Odakyu Electric Railway Co.
Ltd. 18,950 224,982
Tobu Railway Co. Ltd. 12,700 293,332
Tokyu Corp. 34,450 396,898
West Japan Railway Co. 15,000 594,433
5,129,981
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 12,900 678,133
Disco Corp. 2,000 478,598
Lasertec Corp. 5,200 740,727
Renesas Electronics Corp.* 78,500 657,392
Rohm Co. Ltd. 5,900 415,041
SUMCO Corp. 22,200 281,153
Tokyo Electron Ltd. 10,000 2,644,631
5,895,675
Software 0.1%
Oracle Corp. Japan 2,500 133,351
Trend Micro, Inc. 9,500 478,320
611,671
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 3,900 2,174,951
Hikari Tsushin, Inc.(a) 1,500 180,858
Nitori Holdings Co. Ltd. 5,600 507,007
USS Co. Ltd.(a) 13,900 209,504
3,072,320
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 17,100 290,896
Canon, Inc. 68,100 1,448,948
FUJIFILM Holdings Corp. 23,800 1,088,116
Ricoh Co. Ltd. 39,800 291,567
Seiko Epson Corp. 20,000 272,332
3,391,859
Tobacco 0.2%
Japan Tobacco, Inc. 81,700 1,353,562
Trading Companies & Distributors 1.0%
ITOCHU Corp. 80,900 2,092,783
Marubeni Corp. 103,100 902,831
Mitsubishi Corp. 86,000 2,329,947
Mitsui & Co. Ltd. 95,000 2,102,494
MonotaRO Co. Ltd. 17,200 262,111
Sumitomo Corp. 76,700 977,160

72 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Toyota Tsusho Corp. 14,900 500,302
9,167,628
Wireless Telecommunication Services 1.0%
KDDI Corp. 109,800 3,242,246
SoftBank Corp. 195,500 1,927,411
SoftBank Group Corp. 82,100 3,530,729
8,700,386
193,065,773
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 11,355 162,468
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 9,160 585,763
Metals & Mining 0.1%
ArcelorMittal SA 34,955 782,600
1,368,363
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 150,000 683,497
Sands China Ltd.* 168,300 293,836
977,333
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 5.4%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 29,030 285,304
ING Groep NV 261,485 2,568,380
2,853,684
Beverages 0.2%
Heineken Holding NV 6,596 450,404
Heineken NV 17,643 1,474,995
1,925,399
Biotechnology 0.2%
Argenx SE* 3,287 1,278,765
Argenx SE* 453 175,310
1,454,075
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 5,917 375,448
Chemicals 0.3%
Akzo Nobel NV 12,361 761,972
Koninklijke DSM NV 11,897 1,400,917
OCI NV 7,541 288,557
2,451,446
Diversified Financial Services 0.1%
EXOR NV* 7,461 501,095
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 222,791 623,242
Entertainment 0.1%
Universal Music Group NV 49,901 977,846
Common Stocks
Shares Value ($)
NETHERLANDS
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 71,178 1,986,343
Food Products 0.0%
†
JDE Peet's NV 6,476 185,368
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 59,778 756,876
Insurance 0.2%
Aegon NV 123,170 569,505
NN Group NV 18,990 803,377
1,372,882
IT Services 0.2%
Adyen NV Reg. S*(b) 1,476 2,114,396
Oil, Gas & Consumable Fuels 1.6%
Shell plc 504,647 13,987,861
Professional Services 0.3%
Randstad NV 8,106 403,611
Wolters Kluwer NV 17,868 1,899,124
2,302,735
Semiconductors & Semiconductor Equipment 1.5%
ASM International NV 3,222 713,608
ASML Holding NV 27,577 13,000,293
13,713,901
Trading Companies & Distributors 0.0%
†
IMCD NV 3,681 476,984
48,059,581
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 125,058 371,929
Electric Utilities 0.0%
†
Mercury NZ Ltd. 52,982 179,160
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 39,659 451,417
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 84,917 240,909
Software 0.1%
Xero Ltd.*(a) 9,259 459,661
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd.* 88,891 397,528
2,100,604
NORWAY 0.7%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 6,400 229,210
Banks 0.1%
DNB Bank ASA 61,485 1,084,800
Diversified Telecommunication Services 0.1%
Telenor ASA 49,074 445,880
Food Products 0.1%
Mowi ASA 28,460 423,981
Orkla ASA 50,860 342,681

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 73
Common Stocks
Shares Value ($)
NORWAY
Food Products
Salmar ASA 4,216 142,694
909,356
Insurance 0.0%
†
Gjensidige Forsikring ASA 14,145 258,187
Metals & Mining 0.1%
Norsk Hydro ASA 88,646 561,486
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA(a) 21,035 667,551
Equinor ASA 66,521 2,423,140
3,090,691
6,579,610
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 188,959 825,528
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 19,459 403,368
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA
,
Class B
34,119 346,453
1,575,349
SINGAPORE 1.6%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 104,600 243,774
Airlines 0.0%
†
Singapore Airlines Ltd.* 91,182 338,695
Banks 0.7%
DBS Group Holdings Ltd. 123,250 2,975,954
Oversea-Chinese Banking
Corp. Ltd. 230,489 1,973,844
United Overseas Bank Ltd. 80,362 1,575,374
6,525,172
Capital Markets 0.1%
Singapore Exchange Ltd. 58,500 347,852
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 568,103 1,002,937
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 17,300 195,001
Entertainment 0.1%
Sea Ltd., ADR*(a) 24,526 1,218,452
Equity Real Estate Investment Trusts (REITs) 0.2%
CapitaLand Ascendas REIT 226,313 418,737
CapitaLand Integrated
Commercial Trust 378,478 502,442
Mapletree Logistics Trust 233,375 250,481
Mapletree Pan Asia
Commercial Trust 147,300 165,386
1,337,046
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 399,917 227,438
Common Stocks
Shares Value ($)
SINGAPORE
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 95,100 468,019
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 180,645 384,635
City Developments Ltd. 29,899 161,380
UOL Group Ltd. 32,113 140,364
686,379
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 91,071 236,785
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 46,521 1,450,225
14,277,775
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 86,492 2,587,346
SOUTH KOREA 0.0%
†
Internet & Direct Marketing Retail 0.0%
†
Delivery Hero SE Reg. S*(b) 11,223 369,899
SPAIN 2.5%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 453,857 2,332,292
Banco Santander SA(a) 1,162,618 3,007,704
CaixaBank SA 301,761 999,916
6,339,912
Biotechnology 0.0%
†
Grifols SA* 20,723 176,176
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 14,810 379,421
Ferrovial SA 33,182 811,216
1,190,637
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 35,987 1,176,007
Telefonica SA 356,487 1,232,157
2,408,164
Electric Utilities 0.6%
Acciona SA(a) 1,767 317,780
Endesa SA 22,134 369,466
Iberdrola SA 400,976 4,073,202
Red Electrica Corp. SA 26,538 428,901
5,189,349
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 15,682 278,339
Gas Utilities 0.1%
Enagas SA 15,738 255,522
Naturgy Energy Group SA 10,411 267,094
522,616
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 19,634 413,167

74 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SPAIN
IT Services 0.2%
Amadeus IT Group SA* 30,664 1,596,243
Oil, Gas & Consumable Fuels 0.2%
Repsol SA 98,766 1,343,762
Specialty Retail 0.2%
Industria de Diseno Textil
SA(a) 74,248 1,681,659
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 5,299 623,417
21,763,441
SWEDEN 3.2%
Automobiles 0.0%
†
Volvo Car AB
, Class B
* 42,655 180,888
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
110,779 1,167,754
Svenska Handelsbanken AB
,
Class A
99,280 922,152
Swedbank AB
, Class A
61,501 916,341
3,006,247
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 12,091 222,563
Building Products 0.3%
Assa Abloy AB
, Class B
68,223 1,376,555
Nibe Industrier AB
, Class B
104,116 829,685
2,206,240
Capital Markets 0.1%
EQT AB 20,356 400,252
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
(a) 33,337 272,766
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
192,957 1,072,062
Construction & Engineering 0.0%
†
Skanska AB
, Class B
22,739 353,425
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
9,055 204,984
Industrivarden AB
, Class C
9,492 213,066
Investor AB
, Class A
32,878 558,693
Investor AB
, Class B
124,012 2,023,613
Kinnevik AB
, Class B
* 16,033 197,879
L E Lundbergforetagen AB
,
Class B
4,561 180,004
3,378,239
Diversified Telecommunication Services 0.1%
Telia Co. AB(a) 172,067 455,648
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB
, Class B
133,906 1,322,572
Entertainment 0.0%
†
Embracer Group AB*(a) 42,536 204,680
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
15,940 323,410
Common Stocks
Shares Value ($)
SWEDEN
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 12,446 1,163,256
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 13,024 160,564
Household Products 0.1%
Essity AB
, Class B
41,793 882,915
Industrial Conglomerates 0.0%
†
Investment AB Latour
, Class B
9,649 162,957
Lifco AB
, Class B
14,926 215,443
378,400
Machinery 1.0%
Alfa Laval AB 20,200 496,653
Atlas Copco AB
, Class A
(a) 182,830 1,951,959
Atlas Copco AB
, Class B
106,243 1,029,021
Epiroc AB
, Class A
44,300 677,356
Epiroc AB
, Class B
26,421 354,670
Husqvarna AB
, Class B
28,576 169,535
Indutrade AB 19,551 341,885
Sandvik AB 73,352 1,146,665
SKF AB
, Class B
26,185 378,696
Volvo AB
, Class A
12,269 209,368
Volvo AB
, Class B
102,715 1,679,514
8,435,322
Metals & Mining 0.1%
Boliden AB 18,486 537,651
Paper & Forest Products 0.1%
Holmen AB
, Class B
6,715 243,635
Svenska Cellulosa AB SCA
,
Class B
39,892 470,264
713,899
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class B
* 36,285 136,156
Sagax AB
, Class B
13,624 250,998
387,154
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 50,965 512,774
Tobacco 0.1%
Swedish Match AB 103,801 1,067,981
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
40,630 333,010
27,971,918
SWITZERLAND 6.0%
Building Products 0.1%
Geberit AG (Registered) 2,442 1,084,600
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 182,360 750,086
Julius Baer Group Ltd. 14,825 711,265
Partners Group Holding AG 1,545 1,384,869
UBS Group AG (Registered) 236,701 3,747,695
6,593,915
Chemicals 0.5%
Clariant AG (Registered)* 15,455 248,372
EMS-Chemie Holding AG
(Registered) 468 294,718

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 75
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals
Givaudan SA (Registered) 628 1,873,173
Sika AG (Registered) 9,941 2,237,982
4,654,245
Construction Materials 0.2%
Holcim AG* 37,732 1,711,546
Containers & Packaging 0.1%
SIG Group AG* 21,452 411,841
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,763 870,411
Electrical Equipment 0.4%
ABB Ltd. (Registered) 111,800 3,103,632
Food Products 0.2%
Barry Callebaut AG
(Registered) 251 474,489
Chocoladefabriken Lindt &
Spruengli AG 73 700,623
Chocoladefabriken Lindt &
Spruengli AG (Registered) 7 680,865
1,855,977
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 34,013 2,068,954
Sonova Holding AG
(Registered) 3,514 829,861
Straumann Holding AG
(Registered) 7,597 722,264
3,621,079
Insurance 0.7%
Baloise Holding AG
(Registered) 3,195 436,173
Swiss Life Holding AG
(Registered) 2,146 1,038,178
Zurich Insurance Group AG 10,241 4,366,553
5,840,904
Life Sciences Tools & Services 0.3%
Bachem Holding AG
, Class B
2,370 169,927
Lonza Group AG
(Registered) 4,986 2,563,245
2,733,172
Machinery 0.1%
Schindler Holding AG 2,818 458,944
Schindler Holding AG
(Registered) 1,404 221,262
VAT Group AG Reg. S(b) 1,900 433,250
1,113,456
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 3,720 792,034
Pharmaceuticals 1.3%
Novartis AG (Registered) 146,696 11,889,798
Professional Services 0.2%
Adecco Group AG
(Registered) 10,753 336,148
SGS SA (Registered) 434 956,581
1,292,729
Common Stocks
Shares Value ($)
SWITZERLAND
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 4,895 394,767
Software 0.0%
†
Temenos AG (Registered) 4,479 266,620
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 11,426 567,252
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 35,531 3,475,215
Swatch Group AG (The) 2,042 459,111
Swatch Group AG (The)
(Registered) 3,860 161,132
4,095,458
52,893,436
UNITED KINGDOM 11.9%
Aerospace & Defense 0.3%
BAE Systems plc 214,820 2,006,320
Rolls-Royce Holdings plc* 575,656 515,073
2,521,393
Banks 1.5%
Barclays plc 1,139,664 1,940,347
HSBC Holdings plc 1,368,099 7,017,338
Lloyds Banking Group plc 4,740,082 2,281,389
NatWest Group plc 360,657 968,517
Standard Chartered plc 171,707 1,024,345
13,231,936
Beverages 0.8%
Coca-Cola Europacific
Partners plc(a) 13,546 637,339
Diageo plc 154,614 6,374,131
7,011,470
Capital Markets 0.4%
3i Group plc 66,954 890,097
abrdn plc 152,351 277,438
Hargreaves Lansdown plc 23,596 206,257
London Stock Exchange
Group plc 22,432 1,945,035
Schroders plc 46,163 207,365
St James's Place plc 37,197 453,418
3,979,610
Chemicals 0.1%
Croda International plc 9,419 729,555
Johnson Matthey plc 12,759 282,766
1,012,321
Commercial Services & Supplies 0.1%
Rentokil Initial plc 169,461 1,057,125
Diversified Financial Services 0.0%
†
M&G plc 181,644 364,670
Diversified Telecommunication Services 0.1%
BT Group plc 468,847 696,927
Electric Utilities 0.1%
SSE plc 72,672 1,297,354
Electronic Equipment, Instruments & Components 0.1%
Halma plc 25,310 613,179

76 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 61,326 257,070
Land Securities Group plc 50,512 330,059
Segro plc 82,724 743,980
1,331,109
Food & Staples Retailing 0.2%
J Sainsbury plc 108,481 241,691
Ocado Group plc* 41,998 227,232
Tesco plc 506,682 1,249,029
1,717,952
Food Products 0.0%
†
Associated British Foods plc 24,491 378,175
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 59,379 702,792
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 121,424 2,557,309
Entain plc 41,410 599,343
InterContinental Hotels
Group plc 12,107 651,352
Whitbread plc 13,888 409,286
4,217,290
Household Durables 0.1%
Barratt Developments plc 68,676 296,286
Berkeley Group Holdings plc 7,672 305,387
Persimmon plc 22,189 332,075
Taylor Wimpey plc 243,256 261,351
1,195,099
Household Products 0.4%
Reckitt Benckiser Group plc 48,672 3,224,593
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 175,886 872,034
DCC plc 6,703 371,764
Melrose Industries plc 300,805 402,700
Smiths Group plc 25,486 456,093
2,102,591
Insurance 0.3%
Admiral Group plc 12,790 295,532
Aviva plc 189,672 908,541
Legal & General Group plc 394,474 1,052,252
Phoenix Group Holdings plc 50,119 311,487
2,567,812
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 60,588 362,061
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 13,355 228,671
Machinery 0.2%
CNH Industrial NV 69,534 899,190
Spirax-Sarco Engineering plc 4,877 600,570
1,499,760
Media 0.2%
Informa plc 99,745 635,537
Pearson plc 44,641 491,670
WPP plc 74,333 652,255
1,779,462
Common Stocks
Shares Value ($)
UNITED KINGDOM
Multiline Retail 0.1%
Next plc 8,523 481,405
Multi-Utilities 0.3%
National Grid plc 248,210 2,700,690
Oil, Gas & Consumable Fuels 0.8%
BP plc 1,315,123 7,295,969
Personal Products 1.0%
Haleon plc* 345,709 1,061,799
Unilever plc 172,711 7,875,482
8,937,281
Pharmaceuticals 1.4%
AstraZeneca plc 105,086 12,328,745
Professional Services 0.7%
Experian plc 61,316 1,948,939
Intertek Group plc 11,335 474,685
RELX plc 131,029 3,522,803
5,946,427
Software 0.1%
AVEVA Group plc 7,905 282,842
Sage Group plc (The) 69,257 576,626
859,468
Specialty Retail 0.1%
JD Sports Fashion plc 174,292 194,428
Kingfisher plc 143,269 359,308
553,736
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 25,917 539,447
Tobacco 0.8%
British American Tobacco plc 146,610 5,791,926
Imperial Brands plc 61,456 1,496,187
7,288,113
Trading Companies & Distributors 0.3%
Ashtead Group plc 30,144 1,568,720
Bunzl plc 22,596 735,537
2,304,257
Water Utilities 0.1%
Severn Trent plc 17,523 502,775
United Utilities Group plc 44,616 480,732
983,507
Wireless Telecommunication Services 0.2%
Vodafone Group plc 1,779,903 2,074,220
105,386,617
UNITED STATES 6.8%
Automobiles 0.2%
Stellantis NV 149,794 2,018,902
Biotechnology 0.7%
CSL Ltd.(a) 32,788 5,875,963
Construction Materials 0.1%
James Hardie Industries plc
CHDI(a) 29,399 645,865
Electrical Equipment 0.5%
Schneider Electric SE 36,928 4,673,422
Energy Equipment & Services 0.0%
†
Tenaris SA 31,431 487,966

Nationwide International Index Fund - October 31, 2022 - Statement of Investments - 77
Common Stocks
Shares Value ($)
UNITED STATES
Food Products 2.3%
Nestle SA (Registered) 191,035 20,792,513
Insurance 0.2%
Swiss Re AG 20,530 1,523,330
IT Services 0.1%
Computershare Ltd. 36,850 596,035
Life Sciences Tools & Services 0.1%
QIAGEN NV* 15,134 653,631
Pharmaceuticals 2.4%
GSK plc 276,837 4,536,442
Roche Holding AG 49,478 16,576,498
21,112,940
Software 0.0%
†
CyberArk Software Ltd.* 2,767 434,170
Trading Companies & Distributors 0.2%
Ferguson plc 14,595 1,590,287
60,405,024
Total Common Stocks
(cost $691,862,129) 873,801,241
Repurchase Agreement 0.7%
Principal
Amount ($)
CF Secured, LLC, 3.00%,
dated 10/31/2022, due
11/1/2022, repurchase
price $6,149,393,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$6,272,380.(c)(d) 6,148,880 6,148,880
Total Repurchase Agreement
(cost $6,148,880) 6,148,880
Total Investments
(cost $698,011,009) — 99.3% 879,950,121
Other assets in excess of liabilities — 0.7% 6,020,978
NET ASSETS — 100.0%
$ 885,971,099
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $22,932,927, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,148,880 and by $18,812,163 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/15/2022 – 5/15/2052, a total value of
$24,961,043.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2022
was $12,867,899 which represents 1.45% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $6,148,880.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

78 - Statement of Investments - October 31, 2022 - Nationwide International Index Fund
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 75 12/2022 EUR 2,681,616 120,152
FTSE 100 Index 22 12/2022 GBP 1,793,194 39,790
Nikkei 225 Index 18 12/2022 JPY 1,666,297 51,070
SPI 200 Index 8 12/2022 AUD 877,088 24,633
Net contracts 235,645
As of October 31, 2022, the Fund had $502,856 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - October 31, 2022 - Statement of Investments - 79
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 1 .4%
Axon Enterprise, Inc.* 21,512 3,128,705
Curtiss-Wright Corp. 12,297 2,063,806
Hexcel Corp.(a) 26,793 1,492,370
Mercury Systems, Inc.* 18,302 885,817
Woodward, Inc. 19,243 1,764,583
9,335,281
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 37,837 1,382,564
Airlines 0 .1%
JetBlue Airways Corp.* 102,986 828,007
Auto Components 1 .5%
Adient plc* 30,302 1,059,964
Dana, Inc. 41,278 658,797
Fox Factory Holding Corp.* 13,584 1,193,354
Gentex Corp. 74,676 1,978,167
Goodyear Tire & Rubber Co.
(The)* 90,071 1,143,902
Lear Corp. 18,902 2,621,897
Visteon Corp.* 8,939 1,166,271
9,822,352
Automobiles 0 .5%
Harley-Davidson, Inc. 42,510 1,827,930
Thor Industries, Inc.(a) 17,373 1,415,378
3,243,308
Banks 7 .6%
Associated Banc-Corp. 47,617 1,159,474
Bank of Hawaii Corp. 12,864 977,021
Bank OZK 35,528 1,526,993
Cadence Bank 58,328 1,612,769
Cathay General Bancorp 23,631 1,077,574
Commerce Bancshares, Inc.
(a) 34,734 2,460,557
Cullen/Frost Bankers, Inc. 20,430 3,167,671
East West Bancorp, Inc. 44,894 3,213,064
First Financial Bankshares,
Inc.(a) 41,199 1,585,749
First Horizon Corp. 170,954 4,190,082
FNB Corp. 111,955 1,617,750
Fulton Financial Corp.(a) 53,166 969,216
Glacier Bancorp, Inc. 35,288 2,021,297
Hancock Whitney Corp. 27,263 1,523,184
Home BancShares, Inc. 61,131 1,558,229
International Bancshares Corp. 16,818 834,173
Old National Bancorp 93,310 1,825,144
PacWest Bancorp 37,448 930,957
Pinnacle Financial Partners,
Inc. 24,282 2,015,163
Prosperity Bancshares, Inc. 28,989 2,074,743
Synovus Financial Corp. 46,558 1,855,336
Texas Capital Bancshares,
Inc.* 15,839 950,340
UMB Financial Corp. 13,910 1,157,590
Umpqua Holdings Corp. 68,748 1,366,710
United Bankshares, Inc. 43,041 1,822,786
Valley National Bancorp 133,233 1,581,476
Washington Federal, Inc. 20,818 805,657
Webster Financial Corp. 56,018 3,039,537
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 19,281 1,805,087
50,725,329
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 3,052 1,139,281
Celsius Holdings, Inc.*(a) 12,756 1,161,816
Coca-Cola Consolidated, Inc. 1,477 719,314
3,020,411
Biotechnology 1 .8%
Arrowhead Pharmaceuticals,
Inc.* 33,964 1,182,287
Exelixis, Inc.* 102,112 1,693,017
Halozyme Therapeutics,
Inc.*(a) 43,727 2,090,588
Neurocrine Biosciences,
Inc.*(a) 30,469 3,507,591
United Therapeutics Corp.* 14,501 3,342,916
11,816,399
Building Products 2 .2%
Builders FirstSource, Inc.* 49,723 3,065,920
Carlisle Cos., Inc. 16,478 3,934,946
Lennox International, Inc.(a) 10,261 2,396,662
Owens Corning 30,660 2,624,803
Simpson Manufacturing Co.,
Inc. 13,732 1,173,811
Trex Co., Inc.* 35,296 1,697,385
14,893,527
Capital Markets 2 .0%
Affiliated Managers Group, Inc. 12,178 1,512,020
Evercore, Inc., Class A 11,445 1,202,869
Federated Hermes, Inc., Class
B 26,809 931,613
Interactive Brokers Group,
Inc., Class A 32,731 2,623,390
Janus Henderson Group plc 42,877 976,309
Jefferies Financial Group, Inc. 58,987 2,029,743
SEI Investments Co. 32,926 1,787,882
Stifel Financial Corp. 33,987 2,102,776
13,166,602
Chemicals 2 .6%
Ashland, Inc. 15,918 1,670,117
Avient Corp. 27,093 934,438
Cabot Corp. 17,919 1,316,688
Chemours Co. (The) 49,494 1,417,013
Ingevity Corp.* 11,572 778,448
NewMarket Corp. 2,215 674,113
Olin Corp. 42,883 2,270,655
RPM International, Inc. 41,100 3,886,827
Scotts Miracle-Gro Co. (The)
(a) 12,856 590,219
Sensient Technologies Corp.
(a) 13,478 963,138
Valvoline, Inc. 56,395 1,655,757
Westlake Corp. 11,076 1,070,495
17,227,908
Commercial Services & Supplies 1 .5%
Brink's Co. (The) 15,247 909,179

80 - Statement of Investments - October 31, 2022 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Clean Harbors, Inc.* 16,114 1,973,321
IAA, Inc.* 42,609 1,616,159
MSA Safety, Inc. 11,640 1,562,554
Stericycle, Inc.* 29,278 1,305,213
Tetra Tech, Inc. 16,962 2,396,391
9,762,817
Communications Equipment 0 .9%
Calix, Inc.* 18,023 1,327,214
Ciena Corp.* 47,966 2,297,571
Lumentum Holdings, Inc.*(a) 21,871 1,628,296
Viasat, Inc.* 24,230 992,461
6,245,542
Construction & Engineering 2 .0%
AECOM 44,490 3,349,207
Dycom Industries, Inc.* 9,466 1,118,692
EMCOR Group, Inc. 15,664 2,210,190
Fluor Corp.*(a) 45,265 1,369,719
MasTec, Inc.*(a) 18,774 1,447,100
MDU Resources Group, Inc. 65,072 1,853,251
Valmont Industries, Inc. 6,777 2,163,354
13,511,513
Construction Materials 0 .2%
Eagle Materials, Inc. 12,029 1,471,267
Consumer Finance 0 .5%
Bread Financial Holdings, Inc. 15,923 574,979
FirstCash Holdings, Inc. 12,095 1,190,753
Navient Corp. 35,804 542,073
SLM Corp. 80,139 1,329,506
3,637,311
Containers & Packaging 0 .9%
AptarGroup, Inc. 20,749 2,057,263
Greif, Inc., Class A(a) 8,443 559,011
Silgan Holdings, Inc. 26,638 1,261,576
Sonoco Products Co. 31,230 1,938,758
5,816,608
Diversified Consumer Services 1 .0%
Graham Holdings Co., Class B 1,255 782,957
Grand Canyon Education,
Inc.* 10,256 1,032,061
H&R Block, Inc. 50,685 2,085,688
Service Corp. International 50,232 3,044,561
6,945,267
Diversified Financial Services 0 .3%
Voya Financial, Inc.(a) 31,091 2,125,381
Diversified Telecommunication Services 0 .6%
Frontier Communications
Parent, Inc.*(a) 71,024 1,663,382
Iridium Communications, Inc.* 40,298 2,076,556
3,739,938
Electric Utilities 1 .3%
ALLETE, Inc.(a) 18,198 1,024,001
Hawaiian Electric Industries,
Inc. 34,875 1,326,645
IDACORP, Inc. 16,163 1,692,266
OGE Energy Corp. 63,685 2,332,782
PNM Resources, Inc. 27,308 1,269,003
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric Co. 28,363 1,274,633
8,919,330
Electrical Equipment 2 .1%
Acuity Brands, Inc. 10,473 1,922,529
EnerSys 12,844 851,429
Hubbell, Inc. 17,101 4,061,145
nVent Electric plc 52,854 1,929,171
Regal Rexnord Corp. 21,179 2,679,991
SunPower Corp.*(a) 27,137 501,763
Sunrun, Inc.* 67,807 1,526,335
Vicor Corp.* 7,121 340,170
13,812,533
Electronic Equipment, Instruments & Components 3 .0%
Arrow Electronics, Inc.* 20,560 2,081,906
Avnet, Inc. 30,135 1,211,126
Belden, Inc.(a) 13,785 959,849
Cognex Corp. 55,207 2,552,220
Coherent Corp.* 41,534 1,395,958
IPG Photonics Corp.* 10,503 899,687
Jabil, Inc.(a) 43,823 2,815,628
Littelfuse, Inc.(a) 7,915 1,743,279
National Instruments Corp.(a) 42,154 1,609,440
Novanta, Inc.* 11,371 1,607,859
TD SYNNEX Corp.(a) 13,487 1,234,195
Vishay Intertechnology, Inc. 41,767 873,348
Vontier Corp. 50,065 956,241
19,940,736
Energy Equipment & Services 0 .7%
ChampionX Corp. 64,582 1,848,337
NOV, Inc. 124,983 2,799,619
4,647,956
Entertainment 0 .2%
World Wrestling Entertainment,
Inc., Class A 13,722 1,082,529
Equity Real Estate Investment Trusts (REITs) 7 .3%
Apartment Income REIT Corp. 48,870 1,878,074
Brixmor Property Group, Inc. 95,469 2,034,444
Corporate Office Properties
Trust 35,592 948,527
Cousins Properties, Inc. 48,037 1,141,359
Douglas Emmett, Inc. 56,541 994,556
EastGroup Properties, Inc. 13,834 2,167,649
EPR Properties 23,937 923,968
First Industrial Realty Trust,
Inc. 42,277 2,013,653
Healthcare Realty Trust, Inc. 121,138 2,462,736
Highwoods Properties, Inc. 33,532 946,608
Independence Realty Trust,
Inc. 70,585 1,183,005
JBG SMITH Properties 32,198 633,657
Kilroy Realty Corp. 33,295 1,423,028
Kite Realty Group Trust 70,334 1,381,360
Lamar Advertising Co., Class A 27,737 2,558,183
Life Storage, Inc. 26,884 2,973,639
Macerich Co. (The) 68,804 765,789
Medical Properties Trust, Inc. 190,385 2,179,908
National Retail Properties, Inc. 56,352 2,368,475

Nationwide Mid Cap Market Index Fund - October 31, 2022 - Statement of Investments - 81
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates
Trust 27,127 1,157,238
Omega Healthcare Investors,
Inc. 74,487 2,367,197
Park Hotels & Resorts, Inc. 71,225 931,623
Pebblebrook Hotel Trust 42,372 679,647
Physicians Realty Trust 72,279 1,088,522
PotlatchDeltic Corp. 25,652 1,141,257
Rayonier, Inc. 46,803 1,577,261
Rexford Industrial Realty, Inc. 54,499 3,012,705
Sabra Health Care REIT, Inc. 73,235 1,000,390
SL Green Realty Corp. 20,513 813,956
Spirit Realty Capital, Inc. 43,643 1,694,658
STORE Capital Corp. 84,656 2,692,061
49,135,133
Food & Staples Retailing 1 .6%
BJ's Wholesale Club Holdings,
Inc.* 43,067 3,333,386
Casey's General Stores, Inc. 11,861 2,760,173
Grocery Outlet Holding Corp.* 28,303 978,435
Performance Food Group Co.* 49,328 2,567,029
Sprouts Farmers Market, Inc.* 34,082 1,005,419
10,644,442
Food Products 1 .6%
Darling Ingredients, Inc.* 51,092 4,009,700
Flowers Foods, Inc. 61,704 1,771,522
Ingredion, Inc. 20,744 1,848,705
Lancaster Colony Corp.(a) 6,359 1,146,401
Pilgrim's Pride Corp.* 14,695 338,720
Post Holdings, Inc.* 17,375 1,571,047
10,686,095
Gas Utilities 1 .4%
National Fuel Gas Co. 29,271 1,975,500
New Jersey Resources Corp. 30,657 1,368,529
ONE Gas, Inc. 17,186 1,331,571
Southwest Gas Holdings, Inc. 19,670 1,437,287
Spire, Inc.(a) 16,821 1,174,274
UGI Corp. 66,592 2,352,695
9,639,856
Health Care Equipment & Supplies 3 .8%
Enovis Corp.*(a) 15,202 751,739
Envista Holdings Corp.* 51,853 1,711,668
Globus Medical, Inc., Class
A*(a) 24,612 1,649,004
Haemonetics Corp.* 16,466 1,398,787
ICU Medical, Inc.* 6,349 942,255
Inari Medical, Inc.*(a) 15,294 1,176,567
Integra LifeSciences Holdings
Corp.*(a) 23,314 1,171,529
Lantheus Holdings, Inc.* 21,794 1,612,538
LivaNova plc* 17,181 809,225
Masimo Corp.* 15,359 2,021,244
Neogen Corp.* 69,425 916,410
NuVasive, Inc.* 16,802 741,472
Omnicell, Inc.* 14,194 1,097,480
Penumbra, Inc.* 12,052 2,066,557
QuidelOrtho Corp.* 17,277 1,551,820
Shockwave Medical, Inc.* 11,446 3,355,395
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
STAAR Surgical Co.* 15,295 1,083,957
Tandem Diabetes Care, Inc.* 20,396 1,145,235
25,202,882
Health Care Providers & Services 2 .5%
Acadia Healthcare Co., Inc.* 28,917 2,350,952
Amedisys, Inc.* 10,301 1,005,275
Chemed Corp. 4,737 2,211,563
Encompass Health Corp. 31,787 1,730,484
HealthEquity, Inc.*(a) 27,028 2,105,751
LHC Group, Inc.* 9,916 1,656,964
Option Care Health, Inc.* 49,469 1,496,932
Patterson Cos., Inc. 27,458 713,084
Progyny, Inc.* 23,360 1,038,819
R1 RCM, Inc.* 43,424 766,868
Tenet Healthcare Corp.* 34,274 1,520,395
16,597,087
Hotels, Restaurants & Leisure 2 .9%
Boyd Gaming Corp. 25,821 1,491,421
Choice Hotels International,
Inc. 9,228 1,198,164
Churchill Downs, Inc. 10,543 2,191,995
Cracker Barrel Old Country
Store, Inc.(a) 7,373 842,144
Light & Wonder, Inc.* 30,052 1,687,119
Marriott Vacations Worldwide
Corp. 12,570 1,857,343
Papa John's International, Inc. 10,218 742,133
Penn Entertainment, Inc.*(a) 50,670 1,677,177
Texas Roadhouse, Inc. 21,233 2,101,006
Travel + Leisure Co. 26,630 1,011,408
Wendy's Co. (The) 53,903 1,120,104
Wingstop, Inc. 9,575 1,516,584
Wyndham Hotels & Resorts,
Inc. 28,667 2,176,685
19,613,283
Household Durables 1 .3%
Helen of Troy Ltd.* 7,750 733,305
KB Home 27,333 787,737
Leggett & Platt, Inc.(a) 42,333 1,428,739
Taylor Morrison Home Corp.,
Class A* 36,028 948,977
Tempur Sealy International,
Inc. 54,858 1,475,132
Toll Brothers, Inc. 34,164 1,471,785
TopBuild Corp.* 10,255 1,744,786
8,590,461
Household Products 0 .1%
Energizer Holdings, Inc. 20,873 603,021
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 14,358 1,298,681
Insurance 4 .1%
American Financial Group, Inc. 22,247 3,228,262
Brighthouse Financial, Inc.* 22,864 1,304,849
CNO Financial Group, Inc. 37,012 816,485
First American Financial Corp. 33,296 1,678,118

82 - Statement of Investments - October 31, 2022 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Hanover Insurance Group, Inc.
(The) 11,391 1,668,668
Kemper Corp. 20,246 965,127
Kinsale Capital Group, Inc. 6,826 2,151,350
Old Republic International
Corp. 91,370 2,120,698
Primerica, Inc. 11,973 1,732,493
Reinsurance Group of
America, Inc. 21,347 3,141,638
RenaissanceRe Holdings Ltd. 13,999 2,165,365
RLI Corp. 12,899 1,677,773
Selective Insurance Group,
Inc. 19,304 1,893,336
Unum Group 59,880 2,729,929
27,274,091
Interactive Media & Services 0 .3%
TripAdvisor, Inc.*(a) 32,791 774,524
Ziff Davis, Inc.* 15,142 1,171,839
1,946,363
IT Services 2 .1%
Concentrix Corp. 13,649 1,668,317
Euronet Worldwide, Inc.* 14,988 1,259,142
ExlService Holdings, Inc.* 10,533 1,915,426
Genpact Ltd. 54,164 2,626,954
Kyndryl Holdings, Inc.* 66,029 638,500
Maximus, Inc.(a) 19,263 1,187,949
Sabre Corp.* 104,192 605,356
Western Union Co. (The) 122,444 1,654,218
WEX, Inc.* 14,018 2,300,915
13,856,777
Leisure Products 1 .1%
Brunswick Corp. 23,793 1,681,451
Mattel, Inc.*(a) 112,386 2,130,839
Polaris, Inc. 17,835 1,812,036
Topgolf Callaway Brands
Corp.* 43,783 819,618
YETI Holdings, Inc.* 27,451 880,628
7,324,572
Life Sciences Tools & Services 1 .4%
Azenta, Inc. 23,783 1,055,965
Bruker Corp. 31,991 1,978,324
Medpace Holdings, Inc.*(a) 8,005 1,776,950
Repligen Corp.* 16,441 3,000,318
Sotera Health Co.* 32,875 226,180
Syneos Health, Inc.* 32,703 1,647,577
9,685,314
Machinery 4 .6%
AGCO Corp. 19,829 2,462,167
Chart Industries, Inc.*(a) 11,409 2,542,838
Crane Holdings Co. 15,184 1,523,563
Donaldson Co., Inc. 39,579 2,273,814
Esab Corp. 14,541 542,379
Flowserve Corp. 41,935 1,202,696
Graco, Inc. 53,877 3,748,762
ITT, Inc. 26,211 2,002,258
Kennametal, Inc. 26,316 702,900
Lincoln Electric Holdings, Inc. 18,437 2,618,054
Middleby Corp. (The)*(a) 17,148 2,398,319
Common Stocks
Shares Value ($)
Machinery
Oshkosh Corp. 20,903 1,839,464
Terex Corp. 21,936 889,285
Timken Co. (The) 21,327 1,520,402
Toro Co. (The) 33,314 3,512,295
Watts Water Technologies,
Inc., Class A 8,689 1,271,722
31,050,918
Marine 0 .2%
Kirby Corp.* 19,083 1,331,039
Media 0 .7%
Cable One, Inc. 1,554 1,335,554
John Wiley & Sons, Inc., Class
A 13,552 571,759
New York Times Co. (The),
Class A 52,899 1,531,955
TEGNA, Inc. 70,670 1,475,590
4,914,858
Metals & Mining 3 .0%
Alcoa Corp. 57,252 2,234,546
Cleveland-Cliffs, Inc.*(a) 164,726 2,139,791
Commercial Metals Co. 38,516 1,752,478
MP Materials Corp.*(a) 29,198 877,108
Reliance Steel & Aluminum
Co. 19,209 3,870,229
Royal Gold, Inc.(a) 21,007 1,994,825
Steel Dynamics, Inc. 55,268 5,197,955
United States Steel Corp.(a) 75,795 1,543,186
Worthington Industries, Inc. 9,774 464,851
20,074,969
Mortgage Real Estate Investment Trusts (REITs) 0 .4%
Annaly Capital Management,
Inc. 137,208 2,545,208
Multiline Retail 0 .7%
Kohl's Corp. 40,604 1,216,090
Macy's, Inc. 86,219 1,797,666
Nordstrom, Inc.(a) 35,925 730,714
Ollie's Bargain Outlet
Holdings, Inc.*(a) 18,649 1,044,344
4,788,814
Multi-Utilities 0 .3%
Black Hills Corp. 20,708 1,353,682
NorthWestern Corp.(a) 17,587 929,121
2,282,803
Oil, Gas & Consumable Fuels 3 .4%
Antero Midstream Corp.(a) 106,142 1,130,412
Antero Resources Corp.* 90,453 3,316,007
CNX Resources Corp.* 60,230 1,012,466
DT Midstream, Inc. 30,952 1,847,835
Equitrans Midstream Corp. 137,741 1,159,779
HF Sinclair Corp. 46,285 2,831,254
Matador Resources Co.(a) 35,647 2,368,743
Murphy Oil Corp. 46,734 2,267,066
PDC Energy, Inc. 30,616 2,208,638
Range Resources Corp. 78,822 2,244,851
Southwestern Energy Co.* 354,716 2,458,182
22,845,233

Nationwide Mid Cap Market Index Fund - October 31, 2022 - Statement of Investments - 83
Common Stocks
Shares Value ($)
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 23,560 1,334,674
Personal Products 0 .4%
BellRing Brands, Inc.* 42,979 1,040,952
Coty, Inc., Class A* 116,748 783,379
Nu Skin Enterprises, Inc.,
Class A(a) 15,985 610,467
2,434,798
Pharmaceuticals 0 .7%
Jazz Pharmaceuticals plc* 19,969 2,871,343
Perrigo Co. plc 42,887 1,727,488
4,598,831
Professional Services 1 .8%
ASGN, Inc.* 16,038 1,359,701
CACI International, Inc., Class
A* 7,460 2,268,064
FTI Consulting, Inc.*(a) 11,004 1,712,552
Insperity, Inc. 11,388 1,344,012
KBR, Inc. 44,170 2,198,341
ManpowerGroup, Inc. 16,467 1,290,025
Science Applications
International Corp. 17,809 1,929,427
12,102,122
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 15,258 2,427,395
Road & Rail 1 .8%
Avis Budget Group, Inc.*(a) 9,229 2,182,289
Knight-Swift Transportation
Holdings, Inc. 51,170 2,457,695
Landstar System, Inc.(a) 11,660 1,821,525
Ryder System, Inc. 16,217 1,305,631
Saia, Inc.*(a) 8,382 1,666,845
Werner Enterprises, Inc. 18,924 741,821
XPO Logistics, Inc.* 36,438 1,885,302
12,061,108
Semiconductors & Semiconductor Equipment 3 .0%
Amkor Technology, Inc. 31,773 660,561
Cirrus Logic, Inc.*(a) 17,807 1,195,206
First Solar, Inc.* 31,582 4,597,392
Lattice Semiconductor Corp.* 43,636 2,116,782
MACOM Technology Solutions
Holdings, Inc.* 16,120 932,864
MKS Instruments, Inc. 18,325 1,505,399
Power Integrations, Inc.(a) 18,203 1,214,322
Semtech Corp.*(a) 20,640 571,522
Silicon Laboratories, Inc.* 10,915 1,254,352
SiTime Corp.* 5,171 464,407
Synaptics, Inc.* 12,609 1,117,157
Universal Display Corp. 13,863 1,320,035
Wolfspeed, Inc.* 39,388 3,101,805
20,051,804
Software 3 .1%
ACI Worldwide, Inc.* 36,898 897,728
Aspen Technology, Inc.* 9,209 2,223,513
Blackbaud, Inc.* 14,412 788,336
CommVault Systems, Inc.* 14,376 875,355
Dynatrace, Inc.* 63,988 2,254,937
Envestnet, Inc.*(a) 12,673 624,906
Common Stocks
Shares Value ($)
Software
Fair Isaac Corp.* 8,045 3,852,268
Manhattan Associates, Inc.* 19,979 2,430,845
NCR Corp.*(a) 43,319 920,962
Paylocity Holding Corp.* 13,032 3,020,687
Qualys, Inc.* 11,154 1,590,114
Teradata Corp.* 32,644 1,031,224
20,510,875
Specialty Retail 2 .8%
AutoNation, Inc.*(a) 12,306 1,308,251
Dick's Sporting Goods, Inc.(a) 18,074 2,056,098
Five Below, Inc.* 17,669 2,585,858
Foot Locker, Inc. 25,397 805,085
GameStop Corp., Class A*(a) 80,938 2,291,355
Gap, Inc. (The)(a) 67,789 763,982
Lithia Motors, Inc., Class A 8,728 1,729,453
Murphy USA, Inc. 6,884 2,165,087
RH*(a) 6,393 1,623,374
Victoria's Secret & Co.* 26,373 991,625
Williams-Sonoma, Inc.(a) 21,906 2,712,620
19,032,788
Technology Hardware, Storage & Peripherals 0 .1%
Xerox Holdings Corp. 36,239 530,177
Textiles, Apparel & Luxury Goods 1 .8%
Capri Holdings Ltd.* 43,789 2,000,282
Carter's, Inc.(a) 12,358 838,737
Columbia Sportswear Co. 11,066 824,417
Crocs, Inc.* 19,543 1,382,667
Deckers Outdoor Corp.* 8,452 2,957,608
Hanesbrands, Inc.(a) 111,957 763,547
PVH Corp. 21,283 1,092,244
Skechers USA, Inc., Class A* 43,105 1,484,105
Under Armour, Inc., Class A* 60,304 449,265
Under Armour, Inc., Class C* 64,578 423,632
12,216,504
Thrifts & Mortgage Finance 0 .6%
Essent Group Ltd. 34,247 1,355,496
MGIC Investment Corp. 96,671 1,319,559
New York Community
Bancorp, Inc.(a) 148,611 1,383,569
4,058,624
Trading Companies & Distributors 1 .0%
GATX Corp. 11,200 1,172,752
MSC Industrial Direct Co., Inc.,
Class A 15,187 1,260,217
Univar Solutions, Inc.* 53,171 1,354,797
Watsco, Inc.(a) 10,579 2,866,486
6,654,252
Water Utilities 0 .5%
Essential Utilities, Inc. 75,976 3,359,659
Total Common Stocks
(cost $491,752,782) 660,425,927

84 - Statement of Investments - October 31, 2022 - Nationwide Mid Cap Market Index Fund
Repurchase Agreement 1 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $9,018,650,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$9,199,023.(b)(c) 9,017,898 9,017,898
Total Repurchase Agreement
(cost $9,017,898) 9,017,898
Total Investments
(cost $500,770,680) — 100.1% 669,443,825
Liabilities in excess of other assets — (0.1)% (964,197)
NET ASSETS — 100.0%
$ 668,479,628
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $70,502,179, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $9,017,898 and by $63,662,231 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/15/2022 – 5/15/2052, a total value of
$72,680,129.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $9,017,898.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 36 12/2022 USD 8,782,560 512,465
Net contracts 512,465
As of October 31, 2022, the Fund had $477,800 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2022 - Statement of Investments - 85
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 9 .5%
Boeing Co. (The)* 41,629 5,932,549
General Dynamics Corp. 41,629 10,398,924
L3Harris Technologies, Inc. 41,629 10,260,299
Lockheed Martin Corp. 41,629 20,260,002
Raytheon Technologies Corp. 41,629 3,947,262
50,799,036
Automobiles 1 .8%
Tesla, Inc.* 41,629 9,472,263
Biotechnology 5 .1%
Amgen, Inc. 41,629 11,254,400
Biogen, Inc.* 41,629 11,799,324
Gilead Sciences, Inc. 41,629 3,266,211
Myriad Genetics, Inc.* 41,629 863,386
27,183,321
Chemicals 0 .4%
DuPont de Nemours, Inc. 41,629 2,381,179
Communications Equipment 6 .9%
Ciena Corp.* 41,629 1,994,029
Cisco Systems, Inc. 41,629 1,891,205
F5, Inc.* 41,629 5,949,200
Juniper Networks, Inc. 41,629 1,273,847
Motorola Solutions, Inc. 41,629 10,395,178
Nokia OYJ, ADR-FI 41,629 183,168
Ubiquiti, Inc.(a) 41,629 14,434,856
Viavi Solutions, Inc.*(a) 41,629 628,598
36,750,081
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 41,629 758,897
Electrical Equipment 0 .3%
Sensata Technologies Holding
plc 41,629 1,673,902
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 41,629 3,156,727
Corning, Inc. 41,629 1,339,205
LG Display Co. Ltd., ADR-KR 41,629 184,833
4,680,765
Energy Equipment & Services 0 .9%
Halliburton Co. 41,629 1,516,128
NOV, Inc. 41,629 932,490
Schlumberger NV 41,629 2,165,957
4,614,575
Entertainment 0 .6%
Activision Blizzard, Inc. 41,629 3,030,591
Health Care Equipment & Supplies 1 .4%
Baxter International, Inc. 41,629 2,262,536
Boston Scientific Corp.* 41,629 1,794,626
Medtronic plc 41,629 3,635,877
7,693,039
Health Care Technology 1 .3%
Veeva Systems, Inc., Class A* 41,629 6,991,174
Household Durables 1 .1%
Garmin Ltd. 41,629 3,665,017
iRobot Corp.*(a) 41,629 2,352,039
6,017,056
Common Stocks
Shares Value ($)
Industrial Conglomerates 1 .6%
Honeywell International, Inc. 41,629 8,493,149
Interactive Media & Services 2 .1%
Alphabet, Inc., Class A* 41,629 3,934,357
Meta Platforms, Inc., Class A* 41,629 3,878,158
Ziff Davis, Inc.* 41,629 3,221,668
11,034,183
Internet & Direct Marketing Retail 1 .9%
Alibaba Group Holding Ltd.,
ADR-CN* 41,629 2,646,772
Amazon.com, Inc.* 41,629 4,264,475
eBay, Inc. 41,629 1,658,499
JD.com, Inc., ADR-CN 41,629 1,552,345
10,122,091
IT Services 10 .3%
Akamai Technologies, Inc.*(a) 41,629 3,677,090
Amdocs Ltd. 41,629 3,592,999
Automatic Data Processing,
Inc. 41,629 10,061,729
DXC Technology Co.* 41,629 1,196,834
International Business
Machines Corp. 41,629 5,756,874
Mastercard, Inc., Class A 41,629 13,661,805
VeriSign, Inc.* 41,629 8,344,949
Visa, Inc., Class A 41,629 8,623,864
54,916,144
Life Sciences Tools & Services 8 .9%
Agilent Technologies, Inc. 41,629 5,759,372
Danaher Corp. 41,629 10,476,770
Illumina, Inc.* 41,629 9,525,548
Thermo Fisher Scientific, Inc. 41,629 21,396,056
47,157,746
Pharmaceuticals 1 .8%
AstraZeneca plc, ADR-UK 41,629 2,448,201
Bausch Health Cos., Inc.*(a) 41,629 270,588
Bristol-Myers Squibb Co. 41,629 3,224,999
Novartis AG, ADR-CH 41,629 3,377,361
9,321,149
Semiconductors & Semiconductor Equipment 22 .8%
Advanced Micro Devices, Inc.* 41,629 2,500,238
Analog Devices, Inc. 41,629 5,937,128
Applied Materials, Inc. 41,629 3,675,424
ASML Holding NV
(Registered), NYRS-NL 41,629 19,666,372
Broadcom, Inc. 41,629 19,570,626
FormFactor, Inc.* 41,629 841,322
Intel Corp. 41,629 1,183,513
KLA Corp. 41,629 13,173,497
Lam Research Corp. 41,629 16,850,587
Microchip Technology, Inc. 41,629 2,570,174
Micron Technology, Inc. 41,629 2,252,129
NVIDIA Corp. 41,629 5,618,666
NXP Semiconductors NV 41,629 6,081,164
ON Semiconductor Corp.*(a) 41,629 2,557,270
QUALCOMM, Inc. 41,629 4,898,068
Synaptics, Inc.* 41,629 3,688,329
Teradyne, Inc. 41,629 3,386,519

86 - Statement of Investments - October 31, 2022 - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 41,629 6,686,866
121,137,892
Software 17 .1%
Adeia, Inc. 41,629 465,412
Adobe, Inc.* 41,629 13,258,837
Check Point Software
Technologies Ltd.* 41,629 5,379,716
InterDigital, Inc. 41,629 2,076,038
Intuit, Inc. 41,629 17,796,398
LiveRamp Holdings, Inc.* 41,629 764,308
Microsoft Corp. 41,629 9,663,340
NortonLifeLock, Inc. 41,629 937,901
Open Text Corp. 41,629 1,205,160
Oracle Corp. 41,629 3,249,976
Progress Software Corp. 41,629 2,124,328
PTC, Inc.* 41,629 4,905,145
Salesforce, Inc.* 41,629 6,768,459
SAP SE, ADR-DE(a) 41,629 3,998,882
Synopsys, Inc.* 41,629 12,178,564
Teradata Corp.* 41,629 1,315,060
VMware, Inc., Class A 41,629 4,684,511
90,772,035
Technology Hardware, Storage & Peripherals 2 .7%
Apple, Inc. 41,629 6,383,391
HP, Inc.(a) 41,629 1,149,793
NetApp, Inc. 41,629 2,883,641
Seagate Technology Holdings
plc 41,629 2,067,296
Western Digital Corp.* 41,629 1,430,789
Xerox Holdings Corp. 41,629 609,032
14,523,942
Wireless Telecommunication Services 0 .1%
Telephone & Data Systems,
Inc. 41,629 707,693
Total Common Stocks
(cost $175,997,470) 530,231,903
Repurchase Agreement 1 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $8,370,135,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$8,537,538.(b)(c) 8,369,437 8,369,437
Total Repurchase Agreement
(cost $8,369,437) 8,369,437
Total Investments
(cost $184,366,907) — 101.2% 538,601,340
Liabilities in excess of other assets — (1.2)% (6,508,905)
NET ASSETS — 100.0%
$ 532,092,435
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $11,972,824, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,369,437 and by $4,045,328 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 4.38%, and maturity dates
ranging from 12/15/2022 – 11/15/2051, a total value of
$12,414,765.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $8,369,437.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2022 - Statement of Investments - 87
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 11 12/2022 USD 2,518,395 (6,845)
Net contracts (6,845)
As of October 31, 2022, the Fund had $174,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

88 - Statement of Investments - October 31, 2022 - Nationwide S&P 500 Index Fund
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 1 .8%
Boeing Co. (The)* 19,021 2,710,683
General Dynamics Corp. 7,696 1,922,461
Howmet Aerospace, Inc. 12,965 460,906
Huntington Ingalls Industries,
Inc. 1,361 349,872
L3Harris Technologies, Inc. 6,447 1,588,992
Lockheed Martin Corp. 8,007 3,896,847
Northrop Grumman Corp. 4,913 2,697,286
Raytheon Technologies Corp. 50,098 4,750,292
Textron, Inc. 6,978 477,574
TransDigm Group, Inc. 1,761 1,013,914
19,868,827
Air Freight & Logistics 0 .6%
CH Robinson Worldwide, Inc.
(a) 4,135 404,072
Expeditors International of
Washington, Inc. 5,567 544,731
FedEx Corp. 8,022 1,285,766
United Parcel Service, Inc.,
Class B 24,832 4,166,065
6,400,634
Airlines 0 .2%
Alaska Air Group, Inc.* 4,421 196,558
American Airlines Group,
Inc.*(a) 21,153 299,949
Delta Air Lines, Inc.* 21,762 738,385
Southwest Airlines Co.* 19,773 718,749
United Airlines Holdings, Inc.* 10,890 469,141
2,422,782
Auto Components 0 .1%
Aptiv plc* 9,149 833,200
BorgWarner, Inc. 7,778 291,908
1,125,108
Automobiles 2 .2%
Ford Motor Co. 132,942 1,777,435
General Motors Co. 49,621 1,947,624
Tesla, Inc.* 90,371 20,563,017
24,288,076
Banks 3 .9%
Bank of America Corp. 235,313 8,480,680
Citigroup, Inc. 65,349 2,996,905
Citizens Financial Group, Inc. 16,501 674,891
Comerica, Inc. 4,568 322,044
Fifth Third Bancorp 23,628 843,283
First Republic Bank 6,365 764,436
Huntington Bancshares, Inc.
(a) 48,648 738,477
JPMorgan Chase & Co. 99,503 12,525,438
KeyCorp 32,166 574,806
M&T Bank Corp. 6,080 1,023,690
PNC Financial Services
Group, Inc. (The) 13,912 2,251,379
Regions Financial Corp. 32,047 703,432
Signature Bank 2,168 343,693
SVB Financial Group* 1,974 455,915
Truist Financial Corp. 45,034 2,017,073
US Bancorp 46,147 1,958,940
Wells Fargo & Co. 128,699 5,918,867
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,886 253,779
42,847,728
Beverages 1 .9%
Brown-Forman Corp., Class B 6,145 417,860
Coca-Cola Co. (The) 132,062 7,903,911
Constellation Brands, Inc.,
Class A 5,488 1,355,975
Keurig Dr Pepper, Inc.(a) 28,600 1,110,824
Molson Coors Beverage Co.,
Class B 6,173 311,304
Monster Beverage Corp.* 13,009 1,219,203
PepsiCo, Inc. 46,827 8,502,847
20,821,924
Biotechnology 2 .3%
AbbVie, Inc. 59,992 8,782,829
Amgen, Inc. 18,150 4,906,852
Biogen, Inc.* 4,939 1,399,910
Gilead Sciences, Inc. 42,557 3,339,022
Incyte Corp.* 6,374 473,843
Moderna, Inc.* 11,544 1,735,410
Regeneron Pharmaceuticals,
Inc.* 3,641 2,726,199
Vertex Pharmaceuticals, Inc.* 8,739 2,726,568
26,090,633
Building Products 0 .4%
A O Smith Corp.(a) 4,623 253,248
Allegion plc 2,995 313,786
Carrier Global Corp. 28,395 1,128,985
Fortune Brands Home &
Security, Inc. 4,150 250,328
Johnson Controls International
plc 23,649 1,367,858
Masco Corp. 7,552 349,431
Trane Technologies plc 7,912 1,262,993
4,926,629
Capital Markets 3 .0%
Ameriprise Financial, Inc. 3,648 1,127,670
Bank of New York Mellon
Corp. (The) 24,819 1,045,128
BlackRock, Inc. 5,075 3,277,993
Cboe Global Markets, Inc. 3,506 436,497
Charles Schwab Corp. (The) 51,866 4,132,164
CME Group, Inc. 12,196 2,113,567
FactSet Research Systems,
Inc. 1,270 540,372
Franklin Resources, Inc.(a) 10,279 241,043
Goldman Sachs Group, Inc.
(The) 11,582 3,990,115
Intercontinental Exchange, Inc. 19,168 1,831,886
Invesco Ltd. 15,312 234,580
MarketAxess Holdings, Inc. 1,251 305,294
Moody's Corp. 5,400 1,430,298
Morgan Stanley 45,485 3,737,502
MSCI, Inc. 2,747 1,287,958
Nasdaq, Inc. 11,790 733,810
Northern Trust Corp. 6,920 583,702
Raymond James Financial,
Inc. 6,542 772,872

Nationwide S&P 500 Index Fund - October 31, 2022 - Statement of Investments - 89
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 11,577 3,719,111
State Street Corp. 12,333 912,642
T. Rowe Price Group, Inc.(a) 7,527 799,066
33,253,270
Chemicals 1 .8%
Air Products & Chemicals, Inc. 7,573 1,896,279
Albemarle Corp. 3,940 1,102,688
Celanese Corp. 3,601 346,128
CF Industries Holdings, Inc. 7,002 744,032
Corteva, Inc. 24,164 1,578,876
Dow, Inc. 24,213 1,131,715
DuPont de Nemours, Inc. 17,124 979,493
Eastman Chemical Co. 4,227 324,676
Ecolab, Inc. 8,425 1,323,315
FMC Corp. 4,350 517,215
International Flavors &
Fragrances, Inc. 8,790 857,992
Linde plc 16,805 4,996,967
LyondellBasell Industries NV,
Class A 8,537 652,653
Mosaic Co. (The) 11,988 644,355
PPG Industries, Inc. 8,037 917,665
Sherwin-Williams Co. (The) 8,022 1,805,191
19,819,240
Commercial Services & Supplies 0 .5%
Cintas Corp. 2,945 1,259,135
Copart, Inc.* 7,112 818,022
Republic Services, Inc. 6,875 911,763
Rollins, Inc. 7,593 319,513
Waste Management, Inc. 12,863 2,037,113
5,345,546
Communications Equipment 0 .8%
Arista Networks, Inc.* 8,296 1,002,655
Cisco Systems, Inc. 140,504 6,383,097
F5, Inc.* 2,045 292,251
Juniper Networks, Inc. 11,279 345,137
Motorola Solutions, Inc. 5,700 1,423,347
9,446,487
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 4,773 677,957
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,157 724,709
Vulcan Materials Co. 4,586 750,728
1,475,437
Consumer Finance 0 .5%
American Express Co. 20,414 3,030,458
Capital One Financial Corp. 13,223 1,401,903
Discover Financial Services 9,379 979,730
Synchrony Financial 16,233 577,246
5,989,337
Containers & Packaging 0 .3%
Amcor plc 51,879 600,759
Avery Dennison Corp. 2,823 478,639
Ball Corp.(a) 10,875 537,116
International Paper Co. 12,041 404,698
Packaging Corp. of America 3,080 370,247
Sealed Air Corp. 4,677 222,719
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 8,296 282,562
2,896,740
Distributors 0 .2%
Genuine Parts Co. 4,691 834,341
LKQ Corp. 9,115 507,159
Pool Corp. 1,364 414,970
1,756,470
Diversified Financial Services 1 .6%
Berkshire Hathaway, Inc.,
Class B* 61,238 18,070,721
Diversified Telecommunication Services 0 .9%
AT&T, Inc. 241,787 4,407,777
Lumen Technologies, Inc.(a) 31,671 233,098
Verizon Communications, Inc. 142,497 5,325,113
9,965,988
Electric Utilities 1 .9%
Alliant Energy Corp. 8,371 436,715
American Electric Power Co.,
Inc. 17,277 1,518,994
Constellation Energy Corp. 11,239 1,062,535
Duke Energy Corp. 25,918 2,415,039
Edison International 12,839 770,854
Entergy Corp. 6,862 735,195
Evergy, Inc. 7,572 462,876
Eversource Energy 11,908 908,342
Exelon Corp. 33,384 1,288,289
FirstEnergy Corp. 19,128 721,317
NextEra Energy, Inc. 66,665 5,166,537
NRG Energy, Inc.(a) 8,395 372,738
PG&E Corp.*(a) 54,181 808,922
Pinnacle West Capital Corp. 3,789 254,659
PPL Corp. 25,495 675,362
Southern Co. (The) 36,177 2,368,870
Xcel Energy, Inc. 18,535 1,206,814
21,174,058
Electrical Equipment 0 .5%
AMETEK, Inc. 7,832 1,015,497
Eaton Corp. plc 13,413 2,012,889
Emerson Electric Co. 20,291 1,757,200
Generac Holdings, Inc.* 2,069 239,818
Rockwell Automation, Inc. 3,919 1,000,521
6,025,925
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 20,129 1,526,382
CDW Corp. 4,513 779,892
Corning, Inc. 25,806 830,179
Keysight Technologies, Inc.* 6,164 1,073,461
TE Connectivity Ltd. 10,837 1,324,606
Teledyne Technologies, Inc.* 1,577 627,614
Trimble, Inc.* 8,611 518,038
Zebra Technologies Corp.,
Class A* 1,767 500,450
7,180,622
Energy Equipment & Services 0 .4%
Baker Hughes Co. 34,057 942,016
Halliburton Co. 30,324 1,104,400

90 - Statement of Investments - October 31, 2022 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,991 2,496,972
4,543,388
Entertainment 1 .4%
Activision Blizzard, Inc. 24,402 1,776,466
Electronic Arts, Inc. 8,891 1,119,911
Live Nation Entertainment,
Inc.*(a) 4,694 373,689
Netflix, Inc.* 15,089 4,404,177
Take-Two Interactive Software,
Inc.* 5,194 615,385
Walt Disney Co. (The)* 61,857 6,590,245
Warner Bros Discovery, Inc.* 74,340 966,420
15,846,293
Equity Real Estate Investment Trusts (REITs) 2 .6%
Alexandria Real Estate
Equities, Inc. 5,112 742,774
American Tower Corp. 15,836 3,281,061
AvalonBay Communities, Inc. 4,761 833,746
Boston Properties, Inc. 4,960 360,592
Camden Property Trust 3,680 425,224
Crown Castle, Inc. 14,643 1,951,326
Digital Realty Trust, Inc. 9,883 990,771
Equinix, Inc. 3,071 1,739,537
Equity Residential 11,567 728,952
Essex Property Trust, Inc. 2,207 490,484
Extra Space Storage, Inc. 4,493 797,238
Federal Realty Investment
Trust 2,311 228,743
Healthpeak Properties, Inc. 18,549 440,168
Host Hotels & Resorts, Inc. 24,873 469,602
Invitation Homes, Inc. 19,518 618,525
Iron Mountain, Inc. 10,033 502,352
Kimco Realty Corp. 20,546 439,273
Mid-America Apartment
Communities, Inc. 3,913 616,102
Prologis, Inc. 31,326 3,469,355
Public Storage 5,318 1,647,251
Realty Income Corp. 20,788 1,294,469
Regency Centers Corp. 5,396 326,512
SBA Communications Corp. 3,704 999,710
Simon Property Group, Inc. 11,142 1,214,255
UDR, Inc. 10,678 424,557
Ventas, Inc. 13,603 532,285
VICI Properties, Inc. 32,398 1,037,384
Vornado Realty Trust 5,479 129,250
Welltower, Inc. 15,717 959,366
Weyerhaeuser Co. 24,636 761,991
28,452,855
Food & Staples Retailing 1 .6%
Costco Wholesale Corp. 15,030 7,537,545
Kroger Co. (The) 22,326 1,055,797
Sysco Corp. 17,250 1,493,160
Walgreens Boots Alliance, Inc. 24,516 894,834
Walmart, Inc. 48,364 6,883,648
17,864,984
Food Products 1 .2%
Archer-Daniels-Midland Co. 18,931 1,835,928
Campbell Soup Co.(a) 6,894 364,761
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 16,076 589,989
General Mills, Inc.(a) 20,078 1,637,963
Hershey Co. (The) 4,974 1,187,642
Hormel Foods Corp.(a) 9,810 455,674
J M Smucker Co. (The) 3,604 542,979
Kellogg Co. 8,874 681,701
Kraft Heinz Co. (The) 26,812 1,031,458
Lamb Weston Holdings, Inc. 4,780 412,131
McCormick & Co., Inc.
(Non-Voting) 8,665 681,416
Mondelez International, Inc.,
Class A 46,514 2,859,681
Tyson Foods, Inc., Class A 9,859 673,863
12,955,186
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 4,695 500,252
Health Care Equipment & Supplies 2 .7%
Abbott Laboratories 59,419 5,878,916
ABIOMED, Inc.* 1,492 376,103
Align Technology, Inc.* 2,432 472,538
Baxter International, Inc. 16,996 923,733
Becton Dickinson and Co. 9,648 2,276,639
Boston Scientific Corp.* 48,575 2,094,068
Cooper Cos., Inc. (The)(a) 1,621 443,165
Dentsply Sirona, Inc. 7,284 224,493
Dexcom, Inc.* 13,347 1,612,051
Edwards Lifesciences Corp.* 21,142 1,531,315
Hologic, Inc.* 8,483 575,147
IDEXX Laboratories, Inc.* 2,877 1,034,799
Intuitive Surgical, Inc.* 12,051 2,970,210
Medtronic plc 44,964 3,927,156
ResMed, Inc. 4,914 1,099,213
STERIS plc 3,395 585,909
Stryker Corp. 11,480 2,631,675
Teleflex, Inc. 1,667 357,671
Zimmer Biomet Holdings, Inc. 7,027 796,510
29,811,311
Health Care Providers & Services 3 .7%
AmerisourceBergen Corp. 5,328 837,668
Cardinal Health, Inc. 9,099 690,614
Centene Corp.* 19,515 1,661,312
Cigna Corp. 10,380 3,353,363
CVS Health Corp. 44,545 4,218,411
DaVita, Inc.* 1,981 144,633
Elevance Health, Inc. 8,149 4,455,629
HCA Healthcare, Inc. 7,246 1,575,788
Henry Schein, Inc.* 4,550 311,493
Humana, Inc. 4,300 2,399,744
Laboratory Corp. of America
Holdings 3,079 683,107
McKesson Corp. 4,840 1,884,551
Molina Healthcare, Inc.* 1,951 700,136
Quest Diagnostics, Inc. 3,860 554,489
UnitedHealth Group, Inc. 31,738 17,619,351
Universal Health Services,
Inc., Class B 2,196 254,450
41,344,739

Nationwide S&P 500 Index Fund - October 31, 2022 - Statement of Investments - 91
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .0%
Booking Holdings, Inc.* 1,350 2,523,798
Caesars Entertainment, Inc.* 7,015 306,766
Carnival Corp.*(a) 33,226 301,028
Chipotle Mexican Grill, Inc.* 937 1,403,935
Darden Restaurants, Inc. 4,172 597,180
Domino's Pizza, Inc. 1,240 411,978
Expedia Group, Inc.* 5,040 471,089
Hilton Worldwide Holdings,
Inc. 9,378 1,268,468
Las Vegas Sands Corp.* 11,605 441,106
Marriott International, Inc.,
Class A 9,249 1,480,857
McDonald's Corp. 24,963 6,806,412
MGM Resorts International 12,036 428,120
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 236,224
Royal Caribbean Cruises
Ltd.*(a) 7,614 406,435
Starbucks Corp. 38,978 3,375,105
Wynn Resorts Ltd.* 3,462 221,222
Yum! Brands, Inc. 9,532 1,127,159
21,806,882
Household Durables 0 .3%
DR Horton, Inc. 10,933 840,529
Garmin Ltd. 5,174 455,519
Lennar Corp., Class A(a) 8,746 705,802
Mohawk Industries, Inc.* 1,634 154,822
Newell Brands, Inc. 12,582 173,757
NVR, Inc.* 103 436,488
PulteGroup, Inc. 7,941 317,561
Whirlpool Corp.(a) 1,813 250,629
3,335,107
Household Products 1 .4%
Church & Dwight Co., Inc. 8,420 624,175
Clorox Co. (The)(a) 4,072 594,675
Colgate-Palmolive Co. 28,151 2,078,670
Kimberly-Clark Corp. 11,503 1,431,663
Procter & Gamble Co. (The) 81,078 10,918,774
15,647,957
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 22,538 589,594
Industrial Conglomerates 0 .9%
3M Co. 18,998 2,389,758
General Electric Co. 37,206 2,894,999
Honeywell International, Inc. 22,859 4,663,693
9,948,450
Insurance 2 .4%
Aflac, Inc. 19,572 1,274,333
Allstate Corp. (The) 9,092 1,147,865
American International Group,
Inc. 25,597 1,459,029
Aon plc, Class A 7,178 2,020,535
Arch Capital Group Ltd.* 12,532 720,590
Arthur J Gallagher & Co. 7,189 1,344,918
Assurant, Inc. 1,812 246,178
Brown & Brown, Inc. 7,865 462,383
Chubb Ltd. 14,087 3,027,156
Common Stocks
Shares Value ($)
Insurance
Cincinnati Financial Corp. 5,376 555,448
Everest Re Group Ltd. 1,377 444,303
Globe Life, Inc. 3,129 361,462
Hartford Financial Services
Group, Inc. (The) 11,153 807,589
Lincoln National Corp. 5,444 293,268
Loews Corp. 6,803 387,907
Marsh & McLennan Cos., Inc. 16,948 2,736,933
MetLife, Inc. 23,025 1,685,660
Principal Financial Group, Inc.
(a) 7,806 687,943
Progressive Corp. (The) 19,846 2,548,226
Prudential Financial, Inc. 12,691 1,334,966
Travelers Cos., Inc. (The) 8,088 1,491,913
W R Berkley Corp. 7,140 531,073
Willis Towers Watson plc 3,751 818,506
26,388,184
Interactive Media & Services 4 .0%
Alphabet, Inc., Class A* 203,446 19,227,681
Alphabet, Inc., Class C* 181,927 17,221,210
Match Group, Inc.* 9,738 420,682
Meta Platforms, Inc., Class A* 77,384 7,209,093
44,078,666
Internet & Direct Marketing Retail 2 .9%
Amazon.com, Inc.* 300,729 30,806,679
eBay, Inc. 18,835 750,386
Etsy, Inc.* 4,219 396,206
31,953,271
IT Services 4 .5%
Accenture plc, Class A 21,462 6,093,062
Akamai Technologies, Inc.* 5,257 464,351
Automatic Data Processing,
Inc. 14,099 3,407,728
Broadridge Financial
Solutions, Inc. 4,018 602,941
Cognizant Technology
Solutions Corp., Class A 17,407 1,083,586
DXC Technology Co.* 7,473 214,849
EPAM Systems, Inc.* 1,904 666,400
Fidelity National Information
Services, Inc. 20,629 1,712,001
Fiserv, Inc.* 21,853 2,245,177
FleetCor Technologies, Inc.* 2,602 484,284
Gartner, Inc.* 2,634 795,257
Global Payments, Inc. 9,429 1,077,358
International Business
Machines Corp. 30,662 4,240,248
Jack Henry & Associates, Inc. 2,500 497,650
Mastercard, Inc., Class A 28,950 9,500,811
Paychex, Inc. 10,968 1,297,624
PayPal Holdings, Inc.* 39,265 3,281,769
VeriSign, Inc.* 3,262 653,900
Visa, Inc., Class A(a) 55,476 11,492,408
49,811,404
Leisure Products 0 .0%
†
Hasbro, Inc. 4,173 272,288
Life Sciences Tools & Services 1 .8%
Agilent Technologies, Inc. 10,168 1,406,743

92 - Statement of Investments - October 31, 2022 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 698 245,494
Bio-Techne Corp. 1,319 390,767
Charles River Laboratories
International, Inc.* 1,775 376,744
Danaher Corp. 22,214 5,590,597
Illumina, Inc.*(a) 5,324 1,218,238
IQVIA Holdings, Inc.* 6,359 1,333,292
Mettler-Toledo International,
Inc.* 765 967,671
PerkinElmer, Inc. 4,257 568,650
Thermo Fisher Scientific, Inc. 13,293 6,832,203
Waters Corp.* 2,038 609,708
West Pharmaceutical
Services, Inc. 2,489 572,719
20,112,826
Machinery 1 .8%
Caterpillar, Inc. 17,957 3,886,972
Cummins, Inc. 4,791 1,171,448
Deere & Co. 9,437 3,735,353
Dover Corp.(a) 4,861 635,284
Fortive Corp. 12,060 770,634
IDEX Corp. 2,586 574,894
Illinois Tool Works, Inc. 9,574 2,044,336
Ingersoll Rand, Inc. 13,634 688,517
Nordson Corp. 1,837 413,325
Otis Worldwide Corp. 14,388 1,016,368
PACCAR, Inc. 11,674 1,130,394
Parker-Hannifin Corp. 4,339 1,261,000
Pentair plc 5,688 244,300
Snap-on, Inc. 1,742 386,811
Stanley Black & Decker, Inc. 5,079 398,651
Westinghouse Air Brake
Technologies Corp. 6,090 568,075
Xylem, Inc. 6,163 631,276
19,557,638
Media 0 .7%
Charter Communications, Inc.,
Class A* 3,731 1,371,590
Comcast Corp., Class A 149,272 4,737,893
DISH Network Corp., Class
A*(a) 8,381 124,961
Fox Corp., Class A 10,018 289,220
Fox Corp., Class B 5,046 137,251
Interpublic Group of Cos., Inc.
(The) 13,641 406,366
News Corp., Class A 13,611 229,618
News Corp., Class B 4,930 84,451
Omnicom Group, Inc. 6,899 501,902
Paramount Global, Class B(a) 16,998 311,403
8,194,655
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 48,217 1,527,997
Newmont Corp. 26,652 1,127,913
Nucor Corp. 8,845 1,162,056
3,817,966
Multiline Retail 0 .5%
Dollar General Corp. 7,694 1,962,355
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 7,493 1,187,640
Target Corp. 15,768 2,589,894
5,739,889
Multi-Utilities 0 .9%
Ameren Corp. 8,683 707,838
CenterPoint Energy, Inc. 21,376 611,567
CMS Energy Corp. 9,924 566,164
Consolidated Edison, Inc. 11,891 1,045,932
Dominion Energy, Inc. 28,506 1,994,565
DTE Energy Co. 6,520 730,957
NiSource, Inc. 13,375 343,604
Public Service Enterprise
Group, Inc. 17,033 955,040
Sempra Energy 10,792 1,628,945
WEC Energy Group, Inc. 10,557 964,171
9,548,783
Oil, Gas & Consumable Fuels 4 .9%
APA Corp. 11,379 517,289
Chevron Corp. 61,103 11,053,533
ConocoPhillips 43,081 5,432,083
Coterra Energy, Inc.(a) 27,531 857,040
Devon Energy Corp.(a) 22,041 1,704,871
Diamondback Energy, Inc.(a) 5,983 939,989
EOG Resources, Inc. 19,966 2,725,758
EQT Corp. 12,444 520,657
Exxon Mobil Corp. 141,409 15,669,531
Hess Corp. 9,462 1,334,899
Kinder Morgan, Inc. 66,738 1,209,293
Marathon Oil Corp. 23,809 724,984
Marathon Petroleum Corp. 16,784 1,906,998
Occidental Petroleum Corp.(a) 25,084 1,821,099
ONEOK, Inc. 15,326 909,138
Phillips 66(a) 16,185 1,687,934
Pioneer Natural Resources
Co. 8,163 2,093,075
Targa Resources Corp. 7,625 521,321
Valero Energy Corp. 13,262 1,665,044
Williams Cos., Inc. (The) 41,708 1,365,103
54,659,639
Personal Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 7,803 1,564,424
Pharmaceuticals 4 .7%
Bristol-Myers Squibb Co. 72,450 5,612,701
Catalent, Inc.* 6,061 398,390
Eli Lilly & Co. 26,759 9,689,166
Johnson & Johnson 89,209 15,519,690
Merck & Co., Inc. 85,955 8,698,646
Organon & Co. 8,781 229,887
Pfizer, Inc. 190,428 8,864,423
Viatris, Inc. 41,454 419,929
Zoetis, Inc. 15,884 2,394,990
51,827,822
Professional Services 0 .4%
CoStar Group, Inc.* 13,328 1,102,492
Equifax, Inc. 4,175 707,830
Jacobs Solutions, Inc. 4,374 503,972
Leidos Holdings, Inc. 4,524 459,593

Nationwide S&P 500 Index Fund - October 31, 2022 - Statement of Investments - 93
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,564 272,503
Verisk Analytics, Inc. 5,261 961,869
4,008,259
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 10,846 769,415
Road & Rail 0 .8%
CSX Corp. 73,148 2,125,681
JB Hunt Transport Services,
Inc. 2,786 476,601
Norfolk Southern Corp. 7,926 1,807,683
Old Dominion Freight Line,
Inc.(a) 3,056 839,178
Union Pacific Corp. 21,189 4,177,199
9,426,342
Semiconductors & Semiconductor Equipment 4 .7%
Advanced Micro Devices, Inc.* 54,774 3,289,726
Analog Devices, Inc. 17,637 2,515,389
Applied Materials, Inc. 29,456 2,600,670
Broadcom, Inc. 13,705 6,442,995
Enphase Energy, Inc.* 4,613 1,416,191
Intel Corp. 139,404 3,963,256
KLA Corp. 4,773 1,510,416
Lam Research Corp. 4,614 1,867,655
Microchip Technology, Inc. 18,852 1,163,922
Micron Technology, Inc. 37,341 2,020,148
Monolithic Power Systems,
Inc. 1,464 496,955
NVIDIA Corp. 84,962 11,467,321
NXP Semiconductors NV 8,952 1,307,708
ON Semiconductor Corp.*(a) 14,618 897,984
Qorvo, Inc.* 3,451 297,062
QUALCOMM, Inc. 38,104 4,483,317
Skyworks Solutions, Inc. 5,580 479,936
SolarEdge Technologies, Inc.* 1,893 435,447
Teradyne, Inc. 5,197 422,776
Texas Instruments, Inc. 31,002 4,979,851
52,058,725
Software 8 .1%
Adobe, Inc.* 15,885 5,059,372
ANSYS, Inc.* 2,923 646,451
Autodesk, Inc.* 7,372 1,579,820
Cadence Design Systems,
Inc.* 9,204 1,393,394
Ceridian HCM Holding, Inc.*(a) 5,152 341,011
Fortinet, Inc.* 22,245 1,271,524
Intuit, Inc. 9,571 4,091,602
Microsoft Corp. 253,048 58,740,032
NortonLifeLock, Inc. 19,462 438,479
Oracle Corp. 51,601 4,028,490
Paycom Software, Inc.* 1,618 559,828
PTC, Inc.* 3,660 431,258
Roper Technologies, Inc. 3,597 1,491,100
Salesforce, Inc.* 33,761 5,489,201
ServiceNow, Inc.* 6,891 2,899,319
Synopsys, Inc.* 5,198 1,520,675
Tyler Technologies, Inc.* 1,415 457,512
90,439,068
Common Stocks
Shares Value ($)
Specialty Retail 2 .3%
Advance Auto Parts, Inc. 2,093 397,503
AutoZone, Inc.* 662 1,676,767
Bath & Body Works, Inc. 8,139 271,680
Best Buy Co., Inc. 6,767 462,930
CarMax, Inc.*(a) 5,354 337,356
Home Depot, Inc. (The) 34,872 10,326,645
Lowe's Cos., Inc. 21,686 4,227,686
O'Reilly Automotive, Inc.* 2,208 1,848,471
Ross Stores, Inc. 11,805 1,129,620
TJX Cos., Inc. (The) 39,754 2,866,263
Tractor Supply Co. 3,712 815,786
Ulta Beauty, Inc.* 1,750 733,898
25,094,605
Technology Hardware, Storage & Peripherals 7 .3%
Apple, Inc. 512,567 78,597,024
Hewlett Packard Enterprise
Co. 44,790 639,153
HP, Inc.(a) 30,633 846,083
NetApp, Inc. 7,395 512,252
Seagate Technology Holdings
plc 6,487 322,144
Western Digital Corp.* 10,634 365,491
81,282,147
Textiles, Apparel & Luxury Goods 0 .4%
NIKE, Inc., Class B 42,876 3,973,748
Ralph Lauren Corp. 1,456 134,957
Tapestry, Inc. 8,802 278,847
VF Corp. 11,221 316,993
4,704,545
Tobacco 0 .7%
Altria Group, Inc. 61,348 2,838,572
Philip Morris International, Inc. 52,597 4,831,034
7,669,606
Trading Companies & Distributors 0 .2%
Fastenal Co. 19,312 933,349
United Rentals, Inc.*(a) 2,405 759,283
WW Grainger, Inc. 1,530 894,055
2,586,687
Water Utilities 0 .1%
American Water Works Co.,
Inc. 6,096 885,993
Wireless Telecommunication Services 0 .3%
T-Mobile US, Inc.* 20,498 3,106,677
Total Common Stocks
(cost $675,599,735) 1,104,076,661

94 - Statement of Investments - October 31, 2022 - Nationwide S&P 500 Index Fund
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $1,138,871,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$1,161,648.(b)(c) 1,138,776 1,138,776
Total Repurchase Agreement
(cost $1,138,776) 1,138,776
Total Investments
(cost $676,738,511) — 99.5% 1,105,215,437
Other assets in excess of liabilities — 0.5% 5,054,651
NET ASSETS — 100.0%
$ 1,110,270,088
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $34,906,966, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,138,776 and by $34,724,762 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/15/2022 – 5/15/2052, a total value of
$35,863,538.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $1,138,776.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 38 12/2022 USD 7,377,700 265,571
Net contracts 265,571
As of October 31, 2022, the Fund had $334,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 95
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 0 .9%
AAR Corp.* 3,201 141,868
Aerojet Rocketdyne Holdings,
Inc.* 7,423 359,644
AeroVironment, Inc.* 2,270 207,705
AerSale Corp.*(a) 1,444 30,613
Archer Aviation, Inc., Class
A*(a) 12,953 36,916
Astra Space, Inc.*(a) 12,921 8,145
Astronics Corp.* 2,468 22,854
Cadre Holdings, Inc. 1,555 45,670
Ducommun, Inc.* 1,100 51,931
Kaman Corp. 2,635 84,584
Kratos Defense & Security
Solutions, Inc.* 11,733 130,002
Maxar Technologies, Inc. 6,793 151,756
Momentus, Inc.*(a) 4,555 6,650
Moog, Inc., Class A 2,566 217,468
National Presto Industries, Inc. 485 34,188
Park Aerospace Corp.(a) 1,525 18,971
Parsons Corp.*(a) 3,158 148,047
Redwire Corp.*(a) 3,409 9,341
Rocket Lab USA, Inc.* 19,887 101,225
Terran Orbital Corp.* 2,004 5,250
Triumph Group, Inc.* 6,010 54,391
V2X, Inc.* 1,092 44,761
Virgin Galactic Holdings,
Inc.*(a) 22,208 102,601
2,014,581
Air Freight & Logistics 0 .4%
Air Transport Services Group,
Inc.* 5,519 161,155
Atlas Air Worldwide Holdings,
Inc.*(a) 2,615 264,481
Forward Air Corp. 2,526 267,428
Hub Group, Inc., Class A* 3,107 241,103
Radiant Logistics, Inc.* 3,719 22,574
956,741
Airlines 0 .3%
Allegiant Travel Co.* 1,464 109,873
Blade Air Mobility, Inc.* 5,011 22,550
Frontier Group Holdings, Inc.* 3,702 48,533
Hawaiian Holdings, Inc.* 4,651 67,114
Joby Aviation, Inc.*(a) 22,983 110,778
SkyWest, Inc.* 4,764 84,228
Spirit Airlines, Inc. 10,289 226,358
Sun Country Airlines Holdings,
Inc.* 3,046 49,589
Wheels Up Experience, Inc.* 13,273 23,493
742,516
Auto Components 1 .4%
Adient plc* 8,923 312,126
American Axle &
Manufacturing Holdings,
Inc.*(a) 10,525 101,987
Dana, Inc. 12,215 194,951
Dorman Products, Inc.* 2,463 201,030
Fox Factory Holding Corp.* 3,998 351,224
Gentherm, Inc.*(a) 3,100 181,102
Common Stocks
Shares Value ($)
Auto Components
Goodyear Tire & Rubber Co.
(The)* 26,230 333,121
Holley, Inc.*(a) 4,418 17,584
LCI Industries(a) 2,298 243,841
Luminar Technologies, Inc.*(a) 22,796 184,420
Modine Manufacturing Co.* 4,740 84,941
Motorcar Parts of America,
Inc.* 1,795 34,105
Patrick Industries, Inc. 2,089 95,488
Solid Power, Inc.*(a) 11,636 65,278
Standard Motor Products, Inc. 1,863 70,664
Stoneridge, Inc.* 2,472 51,591
Tenneco, Inc., Class A*(a) 7,487 147,494
Visteon Corp.* 2,605 339,874
XPEL, Inc. Reg. S* 2,011 139,141
3,149,962
Automobiles 0 .2%
Canoo, Inc.* 12,542 17,182
Cenntro Electric Group Ltd.*(a) 15,933 16,252
Faraday Future Intelligent
Electric, Inc.*(a) 8,747 4,724
Fisker, Inc.*(a) 15,624 127,336
Lordstown Motors Corp.*(a) 14,680 26,571
Mullen Automotive, Inc.*(a) 28,978 13,805
Winnebago Industries, Inc.(a) 2,908 173,578
Workhorse Group, Inc.*(a) 14,864 40,133
419,581
Banks 10 .2%
1st Source Corp. 1,572 91,428
ACNB Corp. 721 26,381
Amalgamated Financial Corp. 1,443 33,175
Amerant Bancorp, Inc. 2,554 76,875
American National
Bankshares, Inc. 1,003 36,680
Ameris Bancorp 6,157 317,147
Arrow Financial Corp. 1,453 50,593
Associated Banc-Corp. 13,777 335,470
Atlantic Union Bankshares
Corp. 6,992 241,504
Banc of California, Inc. 5,088 84,868
BancFirst Corp.(a) 1,864 178,608
Bancorp, Inc. (The)* 4,736 130,619
Bank First Corp.(a) 607 52,293
Bank of Marin Bancorp 1,552 56,027
Bank of NT Butterfield & Son
Ltd. (The) 4,691 162,027
BankUnited, Inc. 7,277 261,608
Bankwell Financial Group, Inc. 468 14,340
Banner Corp. 3,286 245,629
Bar Harbor Bankshares 1,512 45,375
BayCom Corp. 1,262 24,268
BCB Bancorp, Inc. 1,417 27,844
Berkshire Hills Bancorp, Inc. 4,296 125,658
Blue Ridge Bankshares, Inc. 1,644 21,454
Brookline Bancorp, Inc. 7,276 100,045
Business First Bancshares,
Inc. 1,893 46,909
Byline Bancorp, Inc. 2,437 56,343
Cadence Bank 15,354 424,538

96 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Cambridge Bancorp 670 58,860
Camden National Corp. 1,371 59,666
Capital Bancorp, Inc. 850 20,978
Capital City Bank Group, Inc. 1,391 49,269
Capstar Financial Holdings,
Inc. 1,971 34,847
Carter Bankshares, Inc.* 2,406 43,067
Cathay General Bancorp 6,652 303,331
Central Pacific Financial Corp. 2,361 48,448
Citizens & Northern Corp. 1,306 31,057
City Holding Co.(a) 1,362 137,358
Civista Bancshares, Inc. 1,468 34,792
CNB Financial Corp. 1,586 40,316
Coastal Financial Corp.* 973 45,361
Colony Bankcorp, Inc. 1,442 19,900
Columbia Banking System,
Inc. 6,820 228,265
Community Bank System, Inc.
(a) 4,921 307,218
Community Trust Bancorp, Inc. 1,383 65,402
ConnectOne Bancorp, Inc. 3,584 89,779
CrossFirst Bankshares, Inc.* 4,460 62,039
Customers Bancorp, Inc.* 2,806 94,534
CVB Financial Corp.(a) 12,249 351,791
Dime Community Bancshares,
Inc. 3,178 109,736
Eagle Bancorp, Inc. 2,998 135,749
Eastern Bankshares, Inc.(a) 14,371 275,492
Enterprise Bancorp, Inc. 946 29,591
Enterprise Financial Services
Corp. 3,270 174,847
Equity Bancshares, Inc., Class
A 1,391 49,687
Esquire Financial Holdings,
Inc.(a) 736 33,252
Farmers & Merchants
Bancorp, Inc. 1,241 36,312
Farmers National Banc Corp. 2,956 40,615
FB Financial Corp. 3,542 148,622
Financial Institutions, Inc. 1,547 36,865
First Bancorp 20,669 418,575
First Bancorp, Inc. (The) 1,016 31,049
First Bancshares, Inc. (The) 1,979 64,792
First Bank 1,606 25,246
First Busey Corp. 4,809 127,006
First Business Financial
Services, Inc. 723 27,582
First Commonwealth Financial
Corp.(a) 9,045 129,705
First Community Bankshares,
Inc. 1,606 59,807
First Financial Bancorp 8,817 229,859
First Financial Bankshares,
Inc.(a) 12,270 472,272
First Financial Corp. 1,025 49,702
First Foundation, Inc. 4,721 75,347
First Guaranty Bancshares,
Inc.(a) 510 11,766
First Internet Bancorp 816 20,963
Common Stocks
Shares Value ($)
Banks
First Interstate BancSystem,
Inc., Class A(a) 8,602 392,337
First Merchants Corp. 5,424 243,538
First Mid Bancshares, Inc. 1,941 69,507
First of Long Island Corp.
(The) 2,185 38,412
First Western Financial, Inc.* 851 23,496
Five Star Bancorp(a) 1,179 34,203
Flushing Financial Corp. 2,751 54,195
Fulton Financial Corp.(a) 15,187 276,859
FVCBankcorp, Inc.*(a) 1,289 26,192
German American Bancorp,
Inc. 2,648 104,040
Glacier Bancorp, Inc. 10,428 597,316
Great Southern Bancorp, Inc. 912 56,526
Guaranty Bancshares, Inc. 792 29,328
Hancock Whitney Corp. 8,127 454,056
Hanmi Financial Corp. 3,030 81,143
HarborOne Bancorp, Inc. 4,333 65,992
HBT Financial, Inc. 1,085 22,123
Heartland Financial USA, Inc. 3,855 190,129
Heritage Commerce Corp. 5,783 82,697
Heritage Financial Corp. 3,262 109,897
Hilltop Holdings, Inc. 4,716 136,528
Home BancShares, Inc. 17,936 457,189
HomeStreet, Inc. 1,670 43,353
HomeTrust Bancshares, Inc. 1,362 32,729
Hope Bancorp, Inc. 10,944 148,510
Horizon Bancorp, Inc. 4,101 61,146
Independent Bank Corp. 6,222 410,933
Independent Bank Group, Inc. 3,323 209,648
International Bancshares Corp. 4,931 244,578
John Marshall Bancorp, Inc.(a) 1,161 33,437
Lakeland Bancorp, Inc. 5,770 107,611
Lakeland Financial Corp. 2,306 190,591
Live Oak Bancshares, Inc. 3,043 98,806
Macatawa Bank Corp. 2,364 25,366
Mercantile Bank Corp. 1,512 52,844
Metrocity Bankshares, Inc. 1,755 39,049
Metropolitan Bank Holding
Corp.* 938 61,908
Mid Penn Bancorp, Inc. 1,357 46,382
Midland States Bancorp, Inc. 2,004 56,192
MidWestOne Financial Group,
Inc. 1,433 48,149
MVB Financial Corp. 976 24,166
National Bank Holdings Corp.,
Class A 2,824 123,748
NBT Bancorp, Inc. 3,926 186,053
Nicolet Bankshares, Inc.* 1,145 87,352
Northeast Bank 624 26,270
Northwest Bancshares, Inc. 11,140 167,768
OceanFirst Financial Corp. 5,493 124,032
OFG Bancorp 4,355 121,417
Old National Bancorp 27,585 539,563
Old Second Bancorp, Inc. 4,186 66,976
Origin Bancorp, Inc. 2,116 87,454
Orrstown Financial Services,
Inc. 1,042 27,582
Pacific Premier Bancorp, Inc. 8,257 300,637

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Banks
Park National Corp.(a) 1,358 200,305
Parke Bancorp, Inc. 1,095 23,608
Pathward Financial, Inc. 2,684 112,809
PCB Bancorp 1,142 21,127
PCSB Financial Corp. 1,180 22,998
Peapack-Gladstone Financial
Corp. 1,716 67,902
Peoples Bancorp, Inc. 2,535 76,734
Peoples Financial Services
Corp. 684 37,613
Preferred Bank 916 70,413
Premier Financial Corp. 3,500 100,975
Primis Financial Corp. 2,286 29,467
Professional Holding Corp.,
Class A*(a) 1,267 34,298
QCR Holdings, Inc. 1,501 76,116
RBB Bancorp 1,299 29,240
Red River Bancshares, Inc. 432 24,589
Renasant Corp. 5,168 208,632
Republic Bancorp, Inc., Class
A 813 37,683
Republic First Bancorp,
Inc.*(a) 3,583 10,140
S&T Bancorp, Inc. 3,473 131,314
Sandy Spring Bancorp, Inc. 4,146 146,934
Seacoast Banking Corp. of
Florida 5,218 161,236
ServisFirst Bancshares, Inc. 4,712 354,955
Shore Bancshares, Inc. 1,699 33,878
Sierra Bancorp(a) 1,449 31,950
Silvergate Capital Corp., Class
A* 2,955 167,726
Simmons First National Corp.,
Class A 11,397 272,046
SmartFinancial, Inc. 1,478 43,217
South Plains Financial, Inc. 995 31,114
Southern First Bancshares,
Inc.* 712 31,812
Southside Bancshares, Inc. 2,953 101,111
SouthState Corp. 7,032 635,904
Stellar Bancorp, Inc. 4,454 146,269
Stock Yards Bancorp, Inc.(a) 2,670 208,767
Summit Financial Group, Inc. 1,137 33,053
Texas Capital Bancshares,
Inc.* 4,696 281,760
Third Coast Bancshares, Inc.* 999 19,381
Tompkins Financial Corp. 1,344 111,337
Towne Bank 6,254 206,007
TriCo Bancshares 2,914 168,750
Triumph Bancorp, Inc.*(a) 2,250 115,875
Trustmark Corp. 5,693 208,193
UMB Financial Corp. 4,108 341,868
United Bankshares, Inc. 12,159 514,934
United Community Banks, Inc. 9,693 373,181
Unity Bancorp, Inc. 713 20,435
Univest Financial Corp. 2,649 74,543
USCB Financial Holdings,
Inc.*(a) 1,191 15,995
Valley National Bancorp 40,490 480,616
Veritex Holdings, Inc. 4,372 138,068
Common Stocks
Shares Value ($)
Banks
Washington Federal, Inc. 5,985 231,620
Washington Trust Bancorp,
Inc. 1,728 83,808
WesBanco, Inc. 5,525 223,431
West Bancorp, Inc. 1,569 35,255
Westamerica Bancorp(a) 2,410 151,179
23,060,547
Beverages 0 .6%
Celsius Holdings, Inc.*(a) 5,211 474,618
Coca-Cola Consolidated, Inc. 441 214,771
Duckhorn Portfolio, Inc. (The)* 3,393 49,606
MGP Ingredients, Inc. 1,343 150,483
National Beverage Corp. 2,186 103,660
Primo Water Corp. 14,904 217,449
Vintage Wine Estates, Inc.*(a) 2,639 7,310
Vita Coco Co., Inc. (The)*(a) 2,417 24,799
1,242,696
Biotechnology 7 .0%
2seventy bio, Inc.* 3,312 52,595
4D Molecular Therapeutics,
Inc.*(a) 2,671 23,131
Aadi Bioscience, Inc.* 1,234 15,937
ACADIA Pharmaceuticals,
Inc.* 11,341 181,796
Adicet Bio, Inc.* 2,581 42,561
ADMA Biologics, Inc.*(a) 16,071 45,320
Aerovate Therapeutics,
Inc.*(a) 1,053 20,544
Affimed NV* 11,589 20,397
Agenus, Inc.* 27,385 68,736
Agios Pharmaceuticals, Inc.* 5,139 141,528
Akero Therapeutics, Inc.* 2,551 107,805
Albireo Pharma, Inc.* 1,496 30,698
Alector, Inc.* 5,586 51,391
Alkermes plc* 15,353 348,513
Allogene Therapeutics, Inc.* 7,474 76,982
Allovir, Inc.*(a) 3,034 21,026
Alpine Immune Sciences, Inc.* 1,101 6,507
ALX Oncology Holdings,
Inc.*(a) 1,864 22,629
Amicus Therapeutics, Inc.* 25,879 258,790
AnaptysBio, Inc.*(a) 1,827 52,709
Anavex Life Sciences
Corp.*(a) 6,416 78,083
Anika Therapeutics, Inc.*(a) 1,420 40,356
Apellis Pharmaceuticals, Inc.* 8,719 527,412
Arbutus Biopharma Corp.* 10,829 25,340
Arcellx, Inc.*(a) 2,657 62,386
Arcturus Therapeutics
Holdings, Inc.* 2,082 36,851
Arcus Biosciences, Inc.*(a) 4,843 123,400
Arcutis Biotherapeutics,
Inc.*(a) 3,702 65,451
Arrowhead Pharmaceuticals,
Inc.* 9,815 341,660
Atara Biotherapeutics, Inc.* 8,249 38,440
Aura Biosciences, Inc.* 1,612 19,973
Aurinia Pharmaceuticals, Inc.* 12,999 105,682
Avid Bioservices, Inc.* 5,846 99,031

98 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Avidity Biosciences, Inc.*(a) 4,622 66,002
Beam Therapeutics, Inc.*(a) 6,020 265,241
BioCryst Pharmaceuticals,
Inc.* 17,573 234,600
Biohaven Ltd.*(a) 2,942 48,749
Bioxcel Therapeutics, Inc.*(a) 1,675 21,088
Bluebird Bio, Inc.* 6,910 43,326
Blueprint Medicines Corp.* 5,646 292,689
Bridgebio Pharma, Inc.* 10,147 105,833
C4 Therapeutics, Inc.* 3,810 36,652
CareDx, Inc.* 4,840 96,364
Caribou Biosciences, Inc.*(a) 5,138 50,044
Catalyst Pharmaceuticals,
Inc.*(a) 9,079 125,926
Celldex Therapeutics, Inc.* 4,398 154,502
Celularity, Inc., Class A* 5,533 12,892
Century Therapeutics, Inc.*(a) 1,910 20,055
Cerevel Therapeutics
Holdings, Inc.* 4,969 138,933
Chimerix, Inc.* 6,981 12,356
Chinook Therapeutics, Inc.* 4,462 97,048
Cogent Biosciences, Inc.*(a) 5,875 80,194
Coherus Biosciences, Inc.* 7,172 62,396
Crinetics Pharmaceuticals,
Inc.*(a) 5,006 92,411
CTI BioPharma Corp.*(a) 9,064 44,414
Cullinan Oncology, Inc.* 2,611 34,309
Cytokinetics, Inc.* 7,732 337,579
Day One Biopharmaceuticals,
Inc.*(a) 2,511 53,082
Deciphera Pharmaceuticals,
Inc.* 4,089 66,324
Denali Therapeutics, Inc.* 9,371 268,760
Design Therapeutics, Inc.*(a) 3,288 51,359
Dynavax Technologies
Corp.*(a) 11,098 127,072
Dyne Therapeutics, Inc.* 2,846 32,444
Eagle Pharmaceuticals, Inc.* 1,081 34,019
Editas Medicine, Inc.*(a) 6,513 81,738
Eiger BioPharmaceuticals,
Inc.* 4,162 21,268
Emergent BioSolutions, Inc.* 4,708 98,209
Enanta Pharmaceuticals, Inc.* 1,866 84,175
Enochian Biosciences, Inc.*(a) 2,625 5,329
EQRx, Inc.* 18,322 94,175
Erasca, Inc.*(a) 6,027 49,241
Fate Therapeutics, Inc.*(a) 7,762 162,381
FibroGen, Inc.* 8,188 133,301
Foghorn Therapeutics, Inc.*(a) 1,853 16,195
Generation Bio Co.* 4,131 21,151
Geron Corp.* 34,897 77,471
Gossamer Bio, Inc.*(a) 5,881 65,279
GreenLight Biosciences
Holdings PBC* 5,595 9,959
Halozyme Therapeutics, Inc.* 12,684 606,422
Heron Therapeutics, Inc.*(a) 9,068 34,912
HilleVax, Inc.*(a) 1,057 22,599
Humacyte, Inc.*(a) 2,572 8,861
Icosavax, Inc.* 2,280 7,820
Ideaya Biosciences, Inc.* 3,090 52,190
Common Stocks
Shares Value ($)
Biotechnology
IGM Biosciences, Inc.*(a) 945 18,900
Imago Biosciences, Inc.*(a) 2,644 44,948
ImmunityBio, Inc.* 8,231 45,270
ImmunoGen, Inc.* 20,750 123,255
Immunovant, Inc.* 3,765 42,168
Inhibrx, Inc.* 2,645 85,116
Inovio Pharmaceuticals,
Inc.*(a) 22,054 47,637
Insmed, Inc.* 11,464 198,556
Instil Bio, Inc.*(a) 7,072 23,338
Intellia Therapeutics, Inc.*(a) 7,069 373,102
Intercept Pharmaceuticals,
Inc.*(a) 2,196 30,458
Invivyd, Inc.*(a) 5,552 21,930
Iovance Biotherapeutics, Inc.* 14,468 135,131
Ironwood Pharmaceuticals,
Inc.* 12,675 138,664
iTeos Therapeutics, Inc.* 2,015 39,252
IVERIC bio, Inc.* 11,002 263,168
Janux Therapeutics, Inc.* 1,849 33,430
Jounce Therapeutics, Inc.* 3,124 6,810
KalVista Pharmaceuticals,
Inc.* 2,119 10,743
Karuna Therapeutics, Inc.* 2,782 610,204
Karyopharm Therapeutics,
Inc.* 6,670 31,749
Keros Therapeutics, Inc.* 1,632 82,155
Kezar Life Sciences, Inc.*(a) 4,714 35,426
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 31,611
Kinnate Biopharma, Inc.*(a) 2,610 22,002
Kodiak Sciences, Inc.* 3,213 23,069
Kronos Bio, Inc.* 3,678 10,887
Krystal Biotech, Inc.* 2,049 156,748
Kura Oncology, Inc.* 6,044 93,803
Kymera Therapeutics, Inc.*(a) 3,656 110,923
Lexicon Pharmaceuticals, Inc.* 6,694 14,392
Ligand Pharmaceuticals, Inc.* 1,429 125,252
Lyell Immunopharma, Inc.*(a) 15,810 92,963
MacroGenics, Inc.* 5,349 27,387
Madrigal Pharmaceuticals,
Inc.*(a) 1,126 79,743
MannKind Corp.* 23,396 79,078
MeiraGTx Holdings plc* 2,997 21,788
Mersana Therapeutics, Inc.* 8,823 69,349
MiMedx Group, Inc.* 10,526 31,157
Mirum Pharmaceuticals, Inc.* 1,571 35,426
Monte Rosa Therapeutics,
Inc.*(a) 2,724 25,061
Morphic Holding, Inc.* 2,499 69,997
Myriad Genetics, Inc.* 7,588 157,375
Nkarta, Inc.*(a) 2,853 35,976
Nurix Therapeutics, Inc.* 4,204 53,517
Nuvalent, Inc., Class A*(a) 1,786 63,778
Ocugen, Inc.*(a) 21,956 37,764
Organogenesis Holdings, Inc.* 6,549 21,481
Outlook Therapeutics, Inc.*(a) 12,464 14,458
Pardes Biosciences, Inc.* 2,910 3,492
PepGen, Inc.* 1,027 12,612
PMV Pharmaceuticals, Inc.*(a) 3,466 42,666

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 99
Common Stocks
Shares Value ($)
Biotechnology
Point Biopharma Global,
Inc.*(a) 6,549 61,102
Praxis Precision Medicines,
Inc.* 3,056 6,020
Precigen, Inc.* 8,987 14,559
Prometheus Biosciences, Inc.* 2,834 148,842
Protagonist Therapeutics, Inc.* 4,219 34,174
Prothena Corp. plc* 3,457 212,398
PTC Therapeutics, Inc.*(a) 6,570 248,477
Rallybio Corp.*(a) 1,662 15,889
RAPT Therapeutics, Inc.* 2,604 56,819
Recursion Pharmaceuticals,
Inc., Class A*(a) 12,663 133,595
REGENXBIO, Inc.*(a) 3,810 90,183
Relay Therapeutics, Inc.*(a) 7,276 161,673
Replimune Group, Inc.* 3,475 63,801
REVOLUTION Medicines,
Inc.* 6,780 137,363
Rigel Pharmaceuticals, Inc.* 15,130 11,024
Rocket Pharmaceuticals, Inc.* 3,994 74,528
Sage Therapeutics, Inc.* 4,986 187,773
Sana Biotechnology, Inc.*(a) 8,144 47,235
Sangamo Therapeutics, Inc.* 11,062 48,562
Seres Therapeutics, Inc.* 6,594 58,423
Sorrento Therapeutics, Inc.*(a) 35,173 55,222
SpringWorks Therapeutics,
Inc.*(a) 3,295 79,113
Stoke Therapeutics, Inc.* 1,986 29,492
Sutro Biopharma, Inc.* 4,108 30,112
Syndax Pharmaceuticals,
Inc.*(a) 4,708 108,096
Talaris Therapeutics, Inc.* 2,016 3,044
Tango Therapeutics, Inc.* 4,015 32,281
Tenaya Therapeutics, Inc.*(a) 2,696 7,225
TG Therapeutics, Inc.* 12,289 71,522
Travere Therapeutics, Inc.* 5,675 123,034
Twist Bioscience Corp.*(a) 5,220 171,373
Tyra Biosciences, Inc.* 1,150 7,958
Vanda Pharmaceuticals, Inc.* 4,908 51,387
Vaxart, Inc.*(a) 11,318 18,901
Vaxcyte, Inc.* 6,439 280,805
VBI Vaccines, Inc.* 18,498 13,320
Vera Therapeutics, Inc.*(a) 1,389 25,891
Veracyte, Inc.*(a) 6,907 138,900
Vericel Corp.* 4,459 119,858
Verve Therapeutics, Inc.*(a) 4,211 158,755
Vir Biotechnology, Inc.* 6,811 149,706
Viridian Therapeutics, Inc.*(a) 2,382 47,402
VistaGen Therapeutics,
Inc.*(a) 18,127 2,404
Xencor, Inc.* 5,407 151,396
Y-mAbs Therapeutics, Inc.* 3,311 11,953
Zentalis Pharmaceuticals,
Inc.*(a) 4,329 108,615
15,728,369
Building Products 1 .3%
AAON, Inc. 4,126 266,086
American Woodmark Corp.* 1,564 70,927
Apogee Enterprises, Inc. 2,116 97,082
Common Stocks
Shares Value ($)
Building Products
Caesarstone Ltd.(a) 2,067 18,355
CSW Industrials, Inc. 1,396 179,972
Gibraltar Industries, Inc.* 3,067 156,662
Griffon Corp. 4,180 134,345
Insteel Industries, Inc. 1,735 45,717
Janus International Group,
Inc.* 7,824 75,345
JELD-WEN Holding, Inc.* 7,897 83,787
Masonite International Corp.* 2,098 150,070
PGT Innovations, Inc.* 5,480 116,779
Quanex Building Products
Corp.(a) 3,061 67,832
Resideo Technologies, Inc.* 13,558 320,240
Simpson Manufacturing Co.,
Inc. 4,040 345,339
UFP Industries, Inc. 5,550 395,327
View, Inc.*(a) 13,195 17,813
Zurn Elkay Water Solutions
Corp. 11,605 272,602
2,814,280
Capital Markets 1 .5%
Artisan Partners Asset
Management, Inc., Class A 5,599 159,627
AssetMark Financial Holdings,
Inc.* 2,275 47,115
Associated Capital Group,
Inc., Class A 190 7,657
B. Riley Financial, Inc. 1,934 78,675
Bakkt Holdings, Inc.*(a) 6,042 12,869
BGC Partners, Inc., Class A 29,705 117,632
Blucora, Inc.* 4,495 99,025
Brightsphere Investment
Group, Inc. 2,915 54,860
Cohen & Steers, Inc.(a) 2,390 143,782
Cowen, Inc., Class A 2,441 94,271
Diamond Hill Investment
Group, Inc. 288 51,826
Donnelley Financial Solutions,
Inc.* 2,461 99,498
Federated Hermes, Inc., Class
B 7,983 277,409
Focus Financial Partners, Inc.,
Class A* 5,415 188,388
GCM Grosvenor, Inc., Class A 4,036 33,378
Hamilton Lane, Inc., Class A 3,336 199,560
Houlihan Lokey, Inc. 4,669 417,035
MarketWise, Inc.*(a) 2,602 6,401
Moelis & Co., Class A(a) 6,002 254,845
Open Lending Corp., Class A* 9,881 70,847
Oppenheimer Holdings, Inc.,
Class A 730 25,127
Perella Weinberg Partners(a) 4,625 36,445
Piper Sandler Cos. 1,608 205,776
PJT Partners, Inc., Class A 2,209 164,350
Sculptor Capital Management,
Inc. 1,922 20,392
Silvercrest Asset Management
Group, Inc., Class A 702 13,331

100 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
StepStone Group, Inc., Class
A 4,830 142,582
StoneX Group, Inc.* 1,594 148,752
Value Line, Inc. 100 5,360
Victory Capital Holdings, Inc.,
Class A 1,678 48,528
Virtus Investment Partners,
Inc. 662 113,526
WisdomTree Investments, Inc. 12,971 70,433
3,409,302
Chemicals 2 .1%
AdvanSix, Inc. 2,588 94,152
American Vanguard Corp. 2,817 65,552
Amyris, Inc.*(a) 18,147 50,993
Aspen Aerogels, Inc.* 2,841 36,024
Avient Corp. 8,604 296,752
Balchem Corp. 2,968 414,926
Cabot Corp. 5,227 384,080
Chase Corp. 705 66,418
Danimer Scientific, Inc.*(a) 8,565 22,440
Diversey Holdings Ltd.* 7,088 38,275
Ecovyst, Inc.* 5,743 57,143
FutureFuel Corp. 2,709 18,530
Hawkins, Inc. 1,821 82,000
HB Fuller Co. 4,933 343,879
Ingevity Corp.* 3,605 242,508
Innospec, Inc. 2,293 229,277
Intrepid Potash, Inc.* 950 42,988
Koppers Holdings, Inc. 1,968 49,121
Kronos Worldwide, Inc. 2,146 20,387
Livent Corp.*(a) 15,228 480,748
LSB Industries, Inc.* 2,892 50,986
Mativ Holdings, Inc.(a) 5,067 120,291
Minerals Technologies, Inc. 3,034 166,900
Origin Materials, Inc.* 9,450 53,676
Orion Engineered Carbons SA 5,680 90,653
Perimeter Solutions SA* 10,877 86,907
PureCycle Technologies,
Inc.*(a) 9,644 79,756
Quaker Chemical Corp.(a) 1,278 207,854
Rayonier Advanced Materials,
Inc.* 5,855 26,640
Sensient Technologies Corp.
(a) 3,931 280,909
Stepan Co. 2,008 209,716
Tredegar Corp. 2,642 28,771
Trinseo plc 3,315 62,388
Tronox Holdings plc 10,962 131,544
Valhi, Inc. 254 6,939
4,640,123
Commercial Services & Supplies 1 .4%
ABM Industries, Inc. 6,247 278,054
ACCO Brands Corp. 8,832 40,627
ACV Auctions, Inc., Class A* 10,605 96,718
Aris Water Solution, Inc., Class
A(a) 1,840 31,335
Brady Corp., Class A(a) 4,260 194,895
BrightView Holdings, Inc.* 4,427 39,489
Brink's Co. (The) 4,319 257,542
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Casella Waste Systems, Inc.,
Class A* 4,698 384,343
Cimpress plc* 1,682 39,157
CoreCivic, Inc.* 10,952 114,668
Deluxe Corp. 4,087 75,119
Ennis, Inc. 2,418 54,550
GEO Group, Inc. (The)*(a) 10,262 86,817
Harsco Corp.* 7,619 40,305
Healthcare Services Group,
Inc.(a) 7,109 99,242
Heritage-Crystal Clean, Inc.* 1,481 40,683
HNI Corp. 3,914 113,467
Interface, Inc. 5,456 61,707
KAR Auction Services, Inc.* 10,817 157,171
Kimball International, Inc.,
Class B 3,733 27,587
Li-Cycle Holdings Corp.*(a) 12,369 73,719
Matthews International Corp.,
Class A 2,839 76,312
MillerKnoll, Inc. 7,273 154,042
Montrose Environmental
Group, Inc.* 2,476 108,399
NL Industries, Inc. 865 7,577
Pitney Bowes, Inc. 12,266 38,147
Quad/Graphics, Inc.* 3,409 9,477
SP Plus Corp.* 2,192 81,170
Steelcase, Inc., Class A 8,159 63,396
UniFirst Corp. 1,394 256,510
Viad Corp.* 1,911 71,242
VSE Corp. 1,035 47,910
3,221,377
Communications Equipment 1 .0%
ADTRAN Holdings, Inc. 6,585 147,899
Aviat Networks, Inc.*(a) 638 20,837
Calix, Inc.* 5,327 392,280
Cambium Networks Corp.* 1,301 25,174
Casa Systems, Inc.* 3,315 10,442
Clearfield, Inc.*(a) 1,037 125,964
CommScope Holding Co.,
Inc.* 19,280 255,267
Comtech Telecommunications
Corp. 2,491 27,526
Digi International, Inc.* 3,229 130,226
DZS, Inc.* 1,867 29,667
Extreme Networks, Inc.* 12,193 218,742
Harmonic, Inc.*(a) 8,462 130,738
Infinera Corp.*(a) 17,337 97,261
Inseego Corp.*(a) 8,190 18,509
NETGEAR, Inc.* 2,780 54,627
NetScout Systems, Inc.* 6,469 232,366
Ondas Holdings, Inc.*(a) 2,893 11,572
Ribbon Communications, Inc.* 6,875 18,219
Viavi Solutions, Inc.*(a) 21,705 327,746
2,275,062
Construction & Engineering 1 .6%
Ameresco, Inc., Class A* 3,001 181,500
API Group Corp.* 19,526 321,984
Arcosa, Inc. 4,523 290,377
Argan, Inc. 1,218 42,228

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 101
Common Stocks
Shares Value ($)
Construction & Engineering
Comfort Systems USA, Inc. 3,317 408,920
Concrete Pumping Holdings,
Inc.* 2,745 17,582
Construction Partners, Inc.,
Class A* 3,755 116,931
Dycom Industries, Inc.* 2,707 319,913
EMCOR Group, Inc. 4,495 634,244
Fluor Corp.*(a) 13,342 403,729
Granite Construction, Inc. 4,201 141,700
Great Lakes Dredge & Dock
Corp.* 6,040 45,662
IES Holdings, Inc.* 836 27,621
MYR Group, Inc.* 1,548 135,465
Northwest Pipe Co.* 912 30,999
NV5 Global, Inc.* 1,262 182,927
Primoris Services Corp. 4,931 99,557
Sterling Infrastructure, Inc.* 2,625 70,849
Tutor Perini Corp.* 4,143 30,741
3,502,929
Construction Materials 0 .1%
Summit Materials, Inc., Class
A* 11,217 295,568
United States Lime & Minerals,
Inc. 214 26,996
322,564
Consumer Finance 0 .7%
Atlanticus Holdings Corp.*(a) 414 11,824
Bread Financial Holdings, Inc. 2,664 96,197
Consumer Portfolio Services,
Inc.* 949 6,093
Curo Group Holdings Corp.(a) 1,901 9,828
Encore Capital Group, Inc.*(a) 2,204 112,228
Enova International, Inc.* 2,993 112,208
EZCORP, Inc., Class A*(a) 4,554 43,992
FirstCash Holdings, Inc. 3,604 354,814
Green Dot Corp., Class A* 4,472 85,102
LendingClub Corp.* 9,635 102,516
LendingTree, Inc.*(a) 1,071 27,021
Moneylion, Inc.*(a) 12,787 14,321
Navient Corp. 10,457 158,319
Nelnet, Inc., Class A 1,292 115,104
NerdWallet, Inc., Class A*(a) 2,225 26,121
Oportun Financial Corp.* 2,766 15,213
OppFi, Inc.* 2,395 5,437
PRA Group, Inc.* 3,604 120,734
PROG Holdings, Inc.* 4,716 77,908
Regional Management Corp. 706 23,976
Sunlight Financial Holdings,
Inc.*(a) 3,022 3,657
World Acceptance Corp.*(a) 378 30,701
1,553,314
Containers & Packaging 0 .3%
Cryptyde, Inc.* 1,644 892
Greif, Inc., Class A(a) 2,353 155,792
Greif, Inc., Class B 509 36,042
Myers Industries, Inc. 3,254 66,024
O-I Glass, Inc.* 14,505 236,577
Pactiv Evergreen, Inc. 3,829 41,774
Common Stocks
Shares Value ($)
Containers & Packaging
Ranpak Holdings Corp.* 3,576 13,589
TriMas Corp. 3,934 89,892
640,582
Distributors 0 .0%
†
Funko, Inc., Class A*(a) 3,050 62,982
Weyco Group, Inc. 396 10,229
73,211
Diversified Consumer Services 0 .9%
2U, Inc.* 7,335 45,404
Adtalem Global Education,
Inc.*(a) 4,204 175,307
American Public Education,
Inc.* 1,745 22,353
Beachbody Co., Inc. (The)*(a) 9,111 9,202
Carriage Services, Inc. 1,130 27,583
Chegg, Inc.*(a) 11,731 253,038
Coursera, Inc.* 10,461 134,842
Duolingo, Inc.*(a) 2,265 185,368
European Wax Center, Inc.,
Class A(a) 2,010 28,904
Frontdoor, Inc.* 7,779 171,605
Graham Holdings Co., Class B 337 210,244
Laureate Education, Inc.,
Class A 10,037 126,868
Nerdy, Inc.*(a) 4,605 11,190
OneSpaWorld Holdings Ltd.* 5,379 48,787
Perdoceo Education Corp.* 6,305 72,066
PowerSchool Holdings, Inc.,
Class A* 4,035 80,700
Rover Group, Inc.*(a) 8,218 36,077
StoneMor, Inc.* 2,971 10,369
Strategic Education, Inc. 2,170 149,730
Stride, Inc.*(a) 3,805 127,505
Udemy, Inc.*(a) 6,705 97,558
Universal Technical Institute,
Inc.*(a) 2,701 18,637
Vivint Smart Home, Inc.* 8,682 66,417
WW International, Inc.* 5,088 22,998
2,132,752
Diversified Financial Services 0 .3%
Alerus Financial Corp. 1,429 31,867
A-Mark Precious Metals, Inc. 1,654 50,298
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,852 44,748
Cannae Holdings, Inc.* 6,914 160,128
Compass Diversified Holdings 5,591 118,976
Jackson Financial, Inc., Class
A 7,141 273,929
SWK Holdings Corp.* 383 7,124
687,070
Diversified Telecommunication Services 0 .7%
Anterix, Inc.* 1,535 58,867
ATN International, Inc. 1,053 45,405
Bandwidth, Inc., Class A* 2,225 26,411
Charge Enterprises, Inc.* 11,488 25,503
Cogent Communications
Holdings, Inc. 4,039 212,088

102 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Consolidated Communications
Holdings, Inc.* 6,909 35,720
EchoStar Corp., Class A* 3,201 60,403
Globalstar, Inc.*(a) 65,367 141,847
IDT Corp., Class B* 1,368 35,650
Iridium Communications, Inc.* 11,953 615,938
Liberty Latin America Ltd.,
Class A* 4,063 31,610
Liberty Latin America Ltd.,
Class C* 14,309 111,467
Ooma, Inc.* 2,215 35,950
Radius Global Infrastructure,
Inc.*(a) 6,786 63,449
Starry Group Holdings, Inc.,
Class A*(a) 2,368 523
1,500,831
Electric Utilities 0 .7%
ALLETE, Inc. 5,344 300,707
MGE Energy, Inc. 3,410 232,187
Otter Tail Corp. 3,894 262,533
PNM Resources, Inc. 8,048 373,991
Portland General Electric Co. 8,410 377,945
Via Renewables, Inc.(a) 1,304 9,115
1,556,478
Electrical Equipment 1 .3%
Allied Motion Technologies,
Inc. 1,074 36,323
Array Technologies, Inc.* 14,226 257,491
Atkore, Inc.* 3,860 367,858
AZZ, Inc.(a) 2,298 92,380
Babcock & Wilcox Enterprises,
Inc.* 5,260 23,986
Blink Charging Co.*(a) 3,460 51,208
Bloom Energy Corp., Class A* 16,538 309,426
Encore Wire Corp. 1,715 235,967
Energy Vault Holdings, Inc.*(a) 5,256 16,924
EnerSys 3,875 256,874
Enovix Corp.*(a) 10,106 190,700
ESS Tech, Inc.*(a) 7,186 30,397
Fluence Energy, Inc.* 3,158 47,149
FTC Solar, Inc.*(a) 3,920 8,114
FuelCell Energy, Inc.*(a) 35,953 112,173
GrafTech International Ltd. 18,419 93,753
Heliogen, Inc.* 7,813 14,063
NuScale Power Corp.*(a) 2,562 28,899
Powell Industries, Inc. 885 21,833
Preformed Line Products Co. 250 19,843
Shoals Technologies Group,
Inc., Class A* 10,521 243,140
Stem, Inc.* 13,663 185,817
SunPower Corp.*(a) 7,688 142,151
Thermon Group Holdings, Inc.* 3,123 55,464
TPI Composites, Inc.* 3,549 35,348
Vicor Corp.* 2,026 96,782
2,974,063
Electronic Equipment, Instruments & Components 2 .3%
908 Devices, Inc.* 2,243 35,866
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Advanced Energy Industries,
Inc. 3,563 280,230
Aeva Technologies, Inc.*(a) 9,995 19,990
AEye, Inc.*(a) 4,846 4,218
Akoustis Technologies, Inc.*(a) 4,880 16,250
Arlo Technologies, Inc.* 7,715 39,732
Badger Meter, Inc. 2,758 310,220
Belden, Inc. 4,035 280,957
Benchmark Electronics, Inc. 3,276 93,006
Cepton, Inc.* 2,692 5,922
CTS Corp. 3,041 120,180
ePlus, Inc.* 2,526 123,067
Evolv Technologies Holdings,
Inc.* 7,023 20,577
Fabrinet* 3,452 394,909
FARO Technologies, Inc.* 1,740 50,825
Focus Universal, Inc.*(a) 1,520 15,474
Identiv, Inc.* 1,958 23,594
Insight Enterprises, Inc.* 2,963 280,033
Itron, Inc.*(a) 4,309 210,667
Kimball Electronics, Inc.* 2,274 47,004
Knowles Corp.* 8,306 114,208
Lightwave Logic, Inc.*(a) 10,336 87,546
Methode Electronics, Inc. 3,463 142,780
MicroVision, Inc.*(a) 15,589 57,056
Mirion Technologies, Inc.*(a) 13,259 107,133
Napco Security Technologies,
Inc.* 2,819 80,116
nLight, Inc.* 4,132 44,502
Novanta, Inc.* 3,351 473,831
OSI Systems, Inc.* 1,485 122,037
Ouster, Inc.*(a) 12,030 15,038
PAR Technology Corp.*(a) 2,383 68,583
PC Connection, Inc. 996 52,927
Plexus Corp.* 2,563 252,199
Rogers Corp.* 1,757 413,475
Sanmina Corp.* 5,245 293,982
ScanSource, Inc.* 2,385 73,887
SmartRent, Inc.* 10,688 29,392
TTM Technologies, Inc.* 9,400 143,914
Velodyne Lidar, Inc.*(a) 16,608 16,400
Vishay Intertechnology, Inc. 12,045 251,861
Vishay Precision Group, Inc.* 1,184 39,960
5,253,548
Energy Equipment & Services 2 .0%
Archrock, Inc.(a) 12,502 93,890
Borr Drilling Ltd.* 17,765 87,226
Bristow Group, Inc.* 2,183 65,359
Cactus, Inc., Class A 5,579 288,546
ChampionX Corp. 19,147 547,987
Diamond Offshore Drilling,
Inc.* 9,044 89,083
DMC Global, Inc.* 1,761 38,108
Dril-Quip, Inc.* 3,363 83,671
Expro Group Holdings NV* 7,098 134,365
Helix Energy Solutions Group,
Inc.* 13,563 94,941
Helmerich & Payne, Inc. 9,822 486,287
Liberty Energy, Inc., Class A* 13,271 224,413

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Energy Equipment & Services
Nabors Industries Ltd.* 836 145,489
National Energy Services
Reunited Corp.* 3,805 28,766
Newpark Resources, Inc.* 8,796 32,193
NexTier Oilfield Solutions, Inc.* 16,517 166,491
Noble Corp. plc* 6,945 250,298
Oceaneering International,
Inc.* 9,394 131,422
Oil States International,
Inc.*(a) 6,072 39,286
Patterson-UTI Energy, Inc. 19,853 350,405
ProFrac Holding Corp., Class
A*(a) 979 21,450
ProPetro Holding Corp.* 7,975 94,424
RPC, Inc. 6,619 73,670
Select Energy Services, Inc.,
Class A* 5,884 56,781
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 39,049
TETRA Technologies, Inc.* 11,629 57,447
Tidewater, Inc.* 3,870 131,193
US Silica Holdings, Inc.* 6,960 100,154
Valaris Ltd.* 5,790 387,525
Weatherford International plc* 6,617 275,797
4,615,716
Entertainment 0 .3%
Cinemark Holdings, Inc.*(a) 10,241 108,657
IMAX Corp.* 4,722 60,111
Liberty Media Corp.-Liberty
Braves, Class A* 1,076 34,313
Liberty Media Corp.-Liberty
Braves, Class C* 3,430 106,879
Lions Gate Entertainment
Corp., Class A* 4,949 39,889
Lions Gate Entertainment
Corp., Class B* 10,774 81,775
Madison Square Garden
Entertainment Corp.* 2,497 122,428
Marcus Corp. (The)(a) 2,314 34,802
Playstudios, Inc.*(a) 6,910 31,164
Reservoir Media, Inc.* 1,940 11,252
Skillz, Inc.*(a) 27,626 28,455
659,725
Equity Real Estate Investment Trusts (REITs) 5 .7%
Acadia Realty Trust 8,032 112,207
Agree Realty Corp. 7,071 485,778
Alexander & Baldwin, Inc. 6,930 134,996
Alexander's, Inc. 189 44,394
American Assets Trust, Inc. 4,887 134,295
Apartment Investment and
Management Co., Class A 14,115 112,073
Apple Hospitality REIT, Inc. 20,207 345,944
Armada Hoffler Properties, Inc. 5,989 70,011
Ashford Hospitality Trust, Inc.* 3,465 28,136
Bluerock Homes Trust, Inc.* 324 8,197
Braemar Hotels & Resorts, Inc. 5,464 26,938
Brandywine Realty Trust 16,082 105,498
Broadstone Net Lease, Inc. 15,729 269,595
BRT Apartments Corp. 1,127 24,974
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
CareTrust REIT, Inc. 9,146 170,847
CBL & Associates Properties,
Inc. 2,580 74,123
Centerspace 1,507 104,435
Chatham Lodging Trust* 4,758 61,711
City Office REIT, Inc. 3,848 40,866
Clipper Realty, Inc. 1,519 10,770
Community Healthcare Trust,
Inc. 2,202 76,189
Corporate Office Properties
Trust 10,645 283,689
CTO Realty Growth, Inc. 1,818 36,542
DiamondRock Hospitality Co. 20,038 187,155
Diversified Healthcare Trust 22,423 30,495
Easterly Government
Properties, Inc. 8,766 152,441
Elme Communities 8,099 154,610
Empire State Realty Trust,
Inc., Class A 12,949 95,434
Equity Commonwealth 9,762 255,374
Essential Properties Realty
Trust, Inc. 12,616 271,496
Farmland Partners, Inc. 4,529 63,451
Four Corners Property Trust,
Inc. 7,390 189,332
Franklin Street Properties
Corp. 9,714 27,976
Getty Realty Corp. 3,776 118,906
Gladstone Commercial Corp. 3,638 63,992
Gladstone Land Corp. 2,898 58,974
Global Medical REIT, Inc. 5,727 52,345
Global Net Lease, Inc. 9,977 122,218
Hersha Hospitality Trust, Class
A 2,727 24,952
Independence Realty Trust,
Inc. 21,000 351,960
Indus Realty Trust, Inc. 551 28,536
Industrial Logistics Properties
Trust 6,009 28,122
Innovative Industrial
Properties, Inc. 2,649 286,357
InvenTrust Properties Corp. 6,381 160,801
iStar, Inc. 6,539 68,529
Kite Realty Group Trust 20,706 406,666
LTC Properties, Inc. 3,615 139,792
LXP Industrial Trust 25,968 251,370
Macerich Co. (The) 20,456 227,675
National Health Investors, Inc. 4,086 231,676
Necessity Retail REIT, Inc.
(The) 11,875 81,225
NETSTREIT Corp. 4,825 90,807
NexPoint Residential Trust,
Inc. 2,116 96,490
Office Properties Income Trust 4,572 69,952
One Liberty Properties, Inc. 1,527 34,419
Orion Office REIT, Inc. 4,938 46,269
Outfront Media, Inc. 13,726 247,754
Paramount Group, Inc. 17,693 114,474
Pebblebrook Hotel Trust 12,348 198,062

104 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Phillips Edison & Co., Inc. 10,778 324,849
Physicians Realty Trust 21,336 321,320
Piedmont Office Realty Trust,
Inc., Class A 11,909 124,449
Plymouth Industrial REIT, Inc. 3,600 66,384
Postal Realty Trust, Inc., Class
A 1,588 24,900
PotlatchDeltic Corp. 7,460 331,895
Retail Opportunity Investments
Corp. 11,370 164,638
RLJ Lodging Trust 15,380 187,175
RPT Realty 8,009 74,484
Ryman Hospitality Properties,
Inc. 5,103 453,759
Sabra Health Care REIT, Inc. 21,568 294,619
Safehold, Inc. 1,965 57,476
Saul Centers, Inc. 1,206 49,386
Service Properties Trust 15,554 126,143
SITE Centers Corp. 18,506 229,104
STAG Industrial, Inc. 17,011 537,378
Summit Hotel Properties, Inc. 9,803 84,698
Sunstone Hotel Investors, Inc. 19,989 222,877
Tanger Factory Outlet Centers,
Inc. 9,631 173,454
Terreno Realty Corp. 7,075 404,266
UMH Properties, Inc. 4,641 81,403
Uniti Group, Inc. 22,823 177,106
Universal Health Realty
Income Trust 1,227 59,718
Urban Edge Properties 10,974 154,953
Urstadt Biddle Properties, Inc.,
Class A 2,993 56,089
Veris Residential, Inc.* 8,220 130,123
Whitestone REIT 4,399 41,395
Xenia Hotels & Resorts, Inc. 10,899 186,155
12,932,491
Food & Staples Retailing 0 .6%
Andersons, Inc. (The) 2,967 104,646
Chefs' Warehouse, Inc. (The)* 3,239 118,645
Fresh Market, Inc. (The)*∞ 232 0
HF Foods Group, Inc.* 3,603 16,682
Ingles Markets, Inc., Class A 1,331 125,606
Natural Grocers by Vitamin
Cottage, Inc. 867 9,971
PriceSmart, Inc. 2,273 145,404
Rite Aid Corp.* 5,286 27,593
SpartanNash Co. 3,424 122,271
Sprouts Farmers Market, Inc.* 10,051 296,504
United Natural Foods, Inc.* 5,468 231,898
Village Super Market, Inc.,
Class A 852 18,948
Weis Markets, Inc. 1,539 144,158
1,362,326
Food Products 1 .2%
Alico, Inc. 645 19,750
AppHarvest, Inc.*(a) 6,581 14,018
B&G Foods, Inc.(a) 6,538 107,092
Benson Hill, Inc.*(a) 15,199 51,525
Beyond Meat, Inc.*(a) 5,958 93,541
Common Stocks
Shares Value ($)
Food Products
BRC, Inc., Class A*(a) 2,259 16,378
Calavo Growers, Inc. 1,637 56,624
Cal-Maine Foods, Inc.(a) 3,541 200,102
Fresh Del Monte Produce, Inc.
(a) 2,881 75,136
Hain Celestial Group, Inc.
(The)* 7,198 134,675
Hostess Brands, Inc.*(a) 12,738 337,302
J & J Snack Foods Corp. 1,431 211,230
John B Sanfilippo & Son, Inc. 808 67,395
Lancaster Colony Corp.(a) 1,816 327,388
Landec Corp.* 2,745 27,313
Local Bounti Corp.*(a) 3,745 11,085
Mission Produce, Inc.*(a) 3,514 58,473
Seneca Foods Corp., Class A* 515 32,502
Simply Good Foods Co. (The)* 8,368 320,494
Sovos Brands, Inc.* 2,943 40,790
SunOpta, Inc.* 8,731 98,049
Tattooed Chef, Inc.*(a) 4,431 21,047
Tootsie Roll Industries, Inc. 1,400 56,546
TreeHouse Foods, Inc.* 4,741 238,188
Utz Brands, Inc.(a) 6,332 102,642
Vital Farms, Inc.* 2,448 32,411
Whole Earth Brands, Inc.* 3,541 12,216
2,763,912
Gas Utilities 1 .2%
Brookfield Infrastructure Corp.,
Class A(a) 9,329 402,266
Chesapeake Utilities Corp. 1,633 203,113
New Jersey Resources Corp. 9,018 402,563
Northwest Natural Holding Co. 3,140 151,003
ONE Gas, Inc. 5,093 394,606
South Jersey Industries, Inc. 11,486 398,220
Southwest Gas Holdings, Inc. 6,204 453,326
Spire, Inc.(a) 4,851 338,648
2,743,745
Health Care Equipment & Supplies 3 .9%
Alphatec Holdings, Inc.*(a) 6,694 68,547
AngioDynamics, Inc.* 3,507 49,414
Artivion, Inc.*(a) 3,603 40,209
AtriCure, Inc.* 4,298 181,032
Atrion Corp. 134 80,441
Avanos Medical, Inc.* 4,446 98,479
Axogen, Inc.* 3,771 43,065
Axonics, Inc.* 4,494 328,691
BioLife Solutions, Inc.* 3,062 72,018
Bioventus, Inc., Class A*(a) 2,744 22,336
Butterfly Network, Inc.*(a) 12,189 59,726
Cardiovascular Systems, Inc.* 3,736 53,948
Cerus Corp.* 15,938 58,333
CONMED Corp. 2,715 216,467
Cue Health, Inc.*(a) 9,556 37,937
Cutera, Inc.*(a) 1,609 73,966
Embecta Corp. 5,460 168,823
Figs, Inc., Class A*(a) 11,725 86,530
Glaukos Corp.* 4,319 242,166
Haemonetics Corp.* 4,759 404,277
Heska Corp.*(a) 899 64,512
Inari Medical, Inc.*(a) 4,545 349,647

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Inogen, Inc.* 2,341 53,047
Inspire Medical Systems, Inc.* 2,579 502,776
Integer Holdings Corp.*(a) 3,138 195,592
iRadimed Corp. 736 21,381
iRhythm Technologies, Inc.* 2,791 355,825
Lantheus Holdings, Inc.* 6,409 474,202
LeMaitre Vascular, Inc. 1,747 75,820
LivaNova plc* 5,059 238,279
Meridian Bioscience, Inc.* 4,041 129,191
Merit Medical Systems, Inc.* 5,304 364,756
Mesa Laboratories, Inc. 476 62,932
Nano-X Imaging Ltd.*(a) 4,125 58,575
Neogen Corp.* 10,259 135,419
Nevro Corp.*(a) 3,243 124,337
NuVasive, Inc.* 4,976 219,591
Omnicell, Inc.* 4,099 316,935
OraSure Technologies, Inc.* 6,842 29,831
Orthofix Medical, Inc.* 1,884 30,257
OrthoPediatrics Corp.* 1,320 56,087
Outset Medical, Inc.* 4,481 69,635
Paragon 28, Inc.*(a) 4,131 82,496
PROCEPT BioRobotics Corp.* 2,367 107,533
Pulmonx Corp.* 3,424 45,745
RxSight, Inc.* 1,650 20,526
SeaSpine Holdings Corp.* 3,203 20,595
Senseonics Holdings, Inc.*(a) 41,335 48,775
Shockwave Medical, Inc.* 3,340 979,121
SI-BONE, Inc.* 2,966 57,659
Sight Sciences, Inc.* 2,106 16,490
Silk Road Medical, Inc.* 3,284 144,759
STAAR Surgical Co.* 4,520 320,332
Surmodics, Inc.* 1,282 43,767
Tactile Systems Technology,
Inc.* 1,898 14,121
TransMedics Group, Inc.* 2,811 135,546
Treace Medical Concepts,
Inc.* 3,292 80,588
UFP Technologies, Inc.* 662 62,129
Utah Medical Products, Inc. 343 30,716
Varex Imaging Corp.* 3,650 80,701
Vicarious Surgical, Inc.* 4,621 17,883
ViewRay, Inc.* 13,646 58,541
Zimvie, Inc.* 1,801 15,795
Zynex, Inc.(a) 2,132 24,305
8,723,155
Health Care Providers & Services 2 .9%
1Life Healthcare, Inc.* 17,051 291,572
23andMe Holding Co.*(a) 23,552 73,953
Accolade, Inc.*(a) 6,263 67,515
AdaptHealth Corp.*(a) 6,854 156,271
Addus HomeCare Corp.* 1,486 152,196
Agiliti, Inc.*(a) 2,715 47,431
AirSculpt Technologies, Inc.(a) 628 4,258
Alignment Healthcare, Inc.* 8,066 106,794
AMN Healthcare Services,
Inc.*(a) 4,054 508,777
Apollo Medical Holdings,
Inc.*(a) 3,682 130,564
ATI Physical Therapy, Inc.*(a) 7,024 7,656
Common Stocks
Shares Value ($)
Health Care Providers & Services
Aveanna Healthcare Holdings,
Inc.*(a) 3,656 5,082
Brookdale Senior Living, Inc.* 17,843 79,758
Cano Health, Inc.*(a) 14,888 53,299
CareMax, Inc.*(a) 5,324 37,481
Castle Biosciences, Inc.* 2,450 62,524
Clover Health Investments
Corp.*(a) 35,536 56,147
Community Health Systems,
Inc.* 11,774 33,791
CorVel Corp.* 840 137,936
Cross Country Healthcare,
Inc.* 3,257 120,802
DocGo, Inc.*(a) 7,139 70,676
Ensign Group, Inc. (The) 5,080 456,082
Fulgent Genetics, Inc.*(a) 1,996 79,102
HealthEquity, Inc.* 7,757 604,348
Hims & Hers Health, Inc.* 12,379 56,201
Innovage Holding Corp.* 1,737 10,752
Invitae Corp.*(a) 23,114 59,634
Joint Corp. (The)* 1,297 21,426
LHC Group, Inc.* 2,801 468,047
LifeStance Health Group,
Inc.*(a) 6,778 51,174
ModivCare, Inc.* 1,193 116,007
National HealthCare Corp. 1,187 72,312
National Research Corp. 1,343 54,700
Oncology Institute, Inc.
(The)*(a) 2,794 12,685
OPKO Health, Inc.* 38,556 73,256
Option Care Health, Inc.* 14,502 438,831
Owens & Minor, Inc. 6,879 116,943
P3 Health Partners, Inc.*(a) 2,825 13,984
Patterson Cos., Inc. 8,078 209,786
Pediatrix Medical Group,
Inc.*(a) 7,878 152,833
Pennant Group, Inc. (The)* 2,429 29,901
PetIQ, Inc.* 2,580 21,208
Privia Health Group, Inc.* 4,073 136,364
Progyny, Inc.* 7,025 312,402
R1 RCM, Inc.* 13,322 235,267
RadNet, Inc.* 4,915 93,975
Select Medical Holdings Corp. 9,795 251,536
Sema4 Holdings Corp.* 13,635 14,044
Surgery Partners, Inc.* 3,667 99,706
US Physical Therapy, Inc.(a) 1,220 108,336
6,575,325
Health Care Technology 0 .6%
Allscripts Healthcare Solutions,
Inc.* 10,261 150,837
American Well Corp., Class A* 20,561 84,094
Babylon Holdings Ltd., Class
A*(a) 10,839 5,132
Computer Programs &
Systems, Inc.* 1,315 42,475
Evolent Health, Inc., Class A* 7,624 242,519
Health Catalyst, Inc.*(a) 4,999 44,091
HealthStream, Inc.* 2,396 59,181
Multiplan Corp.*(a) 34,565 99,202

106 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Technology
NextGen Healthcare, Inc.* 5,322 106,653
Nutex Health, Inc.*(a) 3,722 2,996
OptimizeRx Corp.* 1,677 25,851
Pear Therapeutics, Inc.*(a) 5,299 14,572
Phreesia, Inc.* 4,736 129,388
Schrodinger, Inc.*(a) 5,226 125,267
Sharecare, Inc.*(a) 26,522 50,922
Simulations Plus, Inc. 1,449 60,134
1,243,314
Hotels, Restaurants & Leisure 2 .5%
Accel Entertainment, Inc.* 5,387 52,900
Bally's Corp.*(a) 3,571 80,490
Biglari Holdings, Inc., Class B* 64 8,829
BJ's Restaurants, Inc.* 2,108 69,248
Bloomin' Brands, Inc.(a) 8,254 198,179
Bluegreen Vacations Holding
Corp. 1,121 19,404
Bowlero Corp.*(a) 3,502 50,989
Brinker International, Inc.* 4,177 139,470
Century Casinos, Inc.* 2,834 22,530
Cheesecake Factory, Inc.
(The) 4,628 165,729
Chuy's Holdings, Inc.* 1,758 51,509
Cracker Barrel Old Country
Store, Inc.(a) 2,132 243,517
Dave & Buster's
Entertainment, Inc.*(a) 4,096 163,226
Denny's Corp.* 5,442 61,658
Dine Brands Global, Inc. 1,454 104,819
El Pollo Loco Holdings, Inc. 1,956 19,638
Everi Holdings, Inc.* 8,172 155,105
F45 Training Holdings, Inc.*(a) 2,992 9,993
First Watch Restaurant Group,
Inc.* 1,038 17,698
Full House Resorts, Inc.* 3,100 21,731
Golden Entertainment, Inc.* 1,955 82,540
Hilton Grand Vacations, Inc.* 8,338 327,183
Inspirato, Inc.* 1,634 3,497
Inspired Entertainment, Inc.* 1,845 18,893
International Game
Technology plc 9,197 184,400
Jack in the Box, Inc.(a) 1,996 176,107
Krispy Kreme, Inc.(a) 6,508 93,390
Kura Sushi USA, Inc., Class A* 469 37,065
Life Time Group Holdings,
Inc.*(a) 3,680 38,603
Light & Wonder, Inc.* 8,862 497,513
Lindblad Expeditions Holdings,
Inc.*(a) 2,806 23,542
Monarch Casino & Resort,
Inc.*(a) 1,231 97,754
NEOGAMES SA* 1,138 19,574
Noodles & Co., Class A* 3,955 23,018
ONE Group Hospitality, Inc.
(The)* 1,852 13,853
Papa John's International, Inc. 3,031 220,141
Portillo's, Inc., Class A* 2,225 47,704
RCI Hospitality Holdings, Inc.
(a) 862 72,779
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Red Rock Resorts, Inc., Class
A 4,846 201,836
Rush Street Interactive, Inc.* 4,959 20,580
Ruth's Hospitality Group, Inc. 3,016 62,672
SeaWorld Entertainment, Inc.* 4,002 232,756
Shake Shack, Inc., Class A* 3,530 196,162
Sonder Holdings, Inc.*(a) 16,748 36,678
Sweetgreen, Inc., Class A*(a) 8,033 149,414
Target Hospitality Corp.* 2,500 30,425
Texas Roadhouse, Inc. 6,243 617,745
Vacasa, Inc., Class A*(a) 9,854 35,967
Wingstop, Inc. 2,807 444,601
Xponential Fitness, Inc., Class
A* 1,463 28,309
5,691,363
Household Durables 1 .5%
Aterian, Inc.* 6,464 7,110
Beazer Homes USA, Inc.* 2,713 30,684
Cavco Industries, Inc.* 838 189,949
Century Communities, Inc. 2,759 122,803
Dream Finders Homes, Inc.,
Class A*(a) 1,888 20,957
Ethan Allen Interiors, Inc. 2,037 52,127
GoPro, Inc., Class A*(a) 12,312 67,100
Green Brick Partners, Inc.* 2,536 58,658
Helen of Troy Ltd.* 2,232 211,192
Hovnanian Enterprises, Inc.,
Class A* 485 19,560
Installed Building Products,
Inc. 2,258 194,188
iRobot Corp.* 2,566 144,979
KB Home 7,356 212,000
Landsea Homes Corp.* 1,027 4,991
La-Z-Boy, Inc. 3,962 98,139
Legacy Housing Corp.* 564 10,468
LGI Homes, Inc.*(a) 1,953 179,774
Lifetime Brands, Inc. 1,270 10,878
Lovesac Co. (The)* 1,259 30,644
M/I Homes, Inc.* 2,650 109,948
MDC Holdings, Inc. 5,412 164,850
Meritage Homes Corp.* 3,267 248,815
Purple Innovation, Inc.*(a) 5,433 19,124
Skyline Champion Corp.* 4,982 290,002
Snap One Holdings Corp.* 1,826 21,766
Sonos, Inc.* 12,021 193,779
Taylor Morrison Home Corp.,
Class A* 10,167 267,799
Traeger, Inc.* 3,642 15,114
Tri Pointe Homes, Inc.* 9,370 156,947
Tupperware Brands Corp.* 4,258 32,914
Universal Electronics, Inc.* 1,214 24,778
Vizio Holding Corp., Class
A*(a) 6,011 67,323
Vuzix Corp.*(a) 5,561 27,805
Weber, Inc., Class A(a) 2,543 16,936
3,324,101
Household Products 0 .3%
Central Garden & Pet Co.* 924 38,134

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Household Products
Central Garden & Pet Co.,
Class A* 3,753 146,892
Energizer Holdings, Inc. 6,295 181,862
WD-40 Co. 1,274 204,044
570,932
Independent Power and Renewable Electricity Producers
0 .5%
Altus Power, Inc.*(a) 3,630 36,155
Clearway Energy, Inc., Class A 3,334 107,788
Clearway Energy, Inc., Class C 7,737 268,784
Montauk Renewables, Inc.* 5,829 87,260
Ormat Technologies, Inc.(a) 4,264 385,679
Sunnova Energy International,
Inc.*(a) 9,358 173,497
1,059,163
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,500 64,050
Insurance 2 .1%
Ambac Financial Group, Inc.* 4,156 58,392
American Equity Investment
Life Holding Co. 6,824 293,978
AMERISAFE, Inc. 1,841 107,533
Argo Group International
Holdings Ltd. 3,004 74,709
Bright Health Group, Inc.* 17,380 17,901
BRP Group, Inc., Class A* 5,381 152,551
CNO Financial Group, Inc. 10,636 234,630
Crawford & Co., Class A 1,679 10,057
Donegal Group, Inc., Class A 1,195 17,495
eHealth, Inc.* 2,314 6,202
Employers Holdings, Inc. 2,166 94,459
Enstar Group Ltd.* 1,065 213,554
Genworth Financial, Inc.,
Class A* 47,149 220,186
Goosehead Insurance, Inc.,
Class A*(a) 1,866 77,458
Greenlight Capital Re Ltd.,
Class A* 2,858 24,122
HCI Group, Inc. 668 24,476
Hippo Holdings, Inc.*(a) 1,400 24,192
Horace Mann Educators Corp. 3,954 156,025
Investors Title Co. 135 19,838
James River Group Holdings
Ltd. 2,974 75,153
Kinsale Capital Group, Inc. 2,026 638,534
Lemonade, Inc.*(a) 4,382 106,044
MBIA, Inc.* 4,444 47,817
Mercury General Corp. 2,549 73,921
National Western Life Group,
Inc., Class A 218 43,168
NI Holdings, Inc.* 857 11,638
Oscar Health, Inc., Class A* 10,713 39,960
Palomar Holdings, Inc.* 2,301 204,697
ProAssurance Corp. 5,093 113,116
RLI Corp. 3,677 478,267
Root, Inc., Class A*(a) 658 5,613
Safety Insurance Group, Inc. 1,191 103,557
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 5,602 549,444
Selectquote, Inc.* 12,915 8,705
SiriusPoint Ltd.* 8,441 54,191
Stewart Information Services
Corp. 2,529 98,530
Tiptree, Inc. 2,044 24,896
Trean Insurance Group, Inc.* 1,839 6,749
Trupanion, Inc.*(a) 3,669 185,174
United Fire Group, Inc.(a) 1,888 51,165
Universal Insurance Holdings,
Inc. 2,267 22,761
4,770,858
Interactive Media & Services 0 .7%
Arena Group Holdings, Inc.
(The)*(a) 1,065 15,017
Bumble, Inc., Class A*(a) 8,196 208,178
Cargurus, Inc.* 9,550 139,048
Cars.com, Inc.* 6,546 90,858
DHI Group, Inc.* 3,527 22,573
Eventbrite, Inc., Class A*(a) 7,312 48,040
EverQuote, Inc., Class A* 1,856 11,303
fuboTV, Inc.*(a) 17,173 62,853
Leafly Holdings, Inc.* 1,709 1,515
MediaAlpha, Inc., Class A*(a) 2,082 22,860
Outbrain, Inc.* 4,543 19,444
QuinStreet, Inc.* 4,917 56,103
Shutterstock, Inc.(a) 2,240 112,067
TrueCar, Inc.* 8,503 15,305
Vimeo, Inc.* 12,941 49,176
Vinco Ventures, Inc.*(a) 19,867 18,111
Wejo Group Ltd.* 2,089 2,256
Yelp, Inc.* 6,515 250,241
Ziff Davis, Inc.* 4,340 335,873
ZipRecruiter, Inc., Class A* 7,675 128,710
1,609,531
Internet & Direct Marketing Retail 0 .4%
1-800-Flowers.com, Inc.,
Class A* 2,631 19,180
1stdibs.com, Inc.*(a) 2,086 14,122
aka Brands Holding Corp.*(a) 912 1,860
BARK, Inc.*(a) 10,233 18,726
Boxed, Inc.* 3,257 1,628
CarParts.com, Inc.* 4,490 21,013
ContextLogic, Inc., Class A*(a) 53,333 41,760
Duluth Holdings, Inc., Class B* 1,128 9,814
Groupon, Inc.*(a) 2,102 15,492
Lands' End, Inc.* 1,408 14,756
Liquidity Services, Inc.* 2,163 37,160
Lulu's Fashion Lounge
Holdings, Inc.*(a) 1,004 6,285
Overstock.com, Inc.* 4,047 94,093
PetMed Express, Inc.(a) 1,978 42,171
Porch Group, Inc.*(a) 7,274 9,893
Poshmark, Inc., Class A* 4,230 75,548
Quotient Technology, Inc.* 8,964 22,051
Qurate Retail, Inc., Series A 33,388 78,128
RealReal, Inc. (The)*(a) 7,451 12,592

108 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Rent the Runway, Inc., Class
A*(a) 5,433 10,594
Revolve Group, Inc.*(a) 3,865 92,760
RumbleON, Inc., Class B* 844 13,816
Stitch Fix, Inc., Class A* 7,702 30,808
ThredUp, Inc., Class A*(a) 5,220 6,421
Vivid Seats, Inc., Class A*(a) 2,123 17,409
Xometry, Inc., Class A*(a) 3,128 187,868
895,948
IT Services 2 .1%
AvidXchange Holdings, Inc.* 13,592 123,687
BigCommerce Holdings, Inc.,
Series 1* 5,960 88,566
Brightcove, Inc.* 4,060 27,202
Cantaloupe, Inc.* 5,521 18,495
Cass Information Systems,
Inc. 1,255 53,689
Cerberus Cyber Sentinel
Corp.* 4,190 14,497
Conduent, Inc.* 16,082 66,258
Core Scientific, Inc.*(a) 23,958 4,792
CSG Systems International,
Inc. 3,081 199,248
Cyxtera Technologies, Inc.* 3,553 8,598
DigitalOcean Holdings, Inc.*(a) 6,630 238,150
Edgio, Inc.* 12,615 33,934
EVERTEC, Inc. 5,730 205,191
Evo Payments, Inc., Class A* 4,434 149,382
ExlService Holdings, Inc.* 3,045 553,733
Fastly, Inc., Class A*(a) 10,205 86,640
Flywire Corp.* 5,301 116,357
Grid Dynamics Holdings, Inc.* 4,709 64,090
Hackett Group, Inc. (The) 2,349 51,302
I3 Verticals, Inc., Class A* 2,003 43,585
IBEX Holdings Ltd.* 552 10,615
Information Services Group,
Inc. 2,880 15,638
International Money Express,
Inc.* 3,197 86,415
Marqeta, Inc., Class A* 41,061 323,561
Maximus, Inc. 5,644 348,066
MoneyGram International,
Inc.* 8,949 94,770
Paya Holdings, Inc.* 7,790 62,632
Payoneer Global, Inc.* 19,855 153,876
Paysafe Ltd.* 30,859 45,054
Perficient, Inc.*(a) 3,255 217,987
PFSweb, Inc.*(a) 1,457 13,944
Priority Technology Holdings,
Inc.*(a) 732 3,755
Rackspace Technology,
Inc.*(a) 5,096 26,244
Remitly Global, Inc.* 9,071 105,405
Repay Holdings Corp.* 8,284 50,450
Sabre Corp.* 31,118 180,796
SolarWinds Corp.* 4,913 45,838
Squarespace, Inc., Class A* 2,865 63,632
StoneCo Ltd., Class A* 26,279 275,930
TTEC Holdings, Inc. 1,752 77,911
Common Stocks
Shares Value ($)
IT Services
Tucows, Inc., Class A*(a) 959 43,107
Unisys Corp.* 6,278 53,363
Verra Mobility Corp.*(a) 13,534 231,025
4,677,410
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 3,093 144,041
AMMO, Inc.*(a) 8,211 26,686
Clarus Corp. 2,530 30,638
Johnson Outdoors, Inc., Class
A 496 26,100
Latham Group, Inc.* 4,039 17,852
Malibu Boats, Inc., Class A* 1,910 101,039
Marine Products Corp. 694 6,940
MasterCraft Boat Holdings,
Inc.* 1,622 35,295
Smith & Wesson Brands, Inc. 4,217 47,610
Solo Brands, Inc., Class A* 1,108 4,576
Sturm Ruger & Co., Inc.(a) 1,579 88,629
Topgolf Callaway Brands
Corp.* 13,285 248,695
Vista Outdoor, Inc.* 5,176 150,311
928,412
Life Sciences Tools & Services 0 .8%
AbCellera Biologics, Inc.* 19,618 232,081
Absci Corp.*(a) 5,243 16,568
Adaptive Biotechnologies
Corp.* 10,868 84,553
Akoya Biosciences, Inc.*(a) 1,283 17,641
Alpha Teknova, Inc.* 657 3,016
Berkeley Lights, Inc.* 4,899 10,876
Bionano Genomics, Inc.*(a) 27,903 65,293
Codexis, Inc.* 5,840 32,821
CryoPort, Inc.*(a) 4,283 118,896
Cytek Biosciences, Inc.*(a) 10,410 161,563
Inotiv, Inc.*(a) 1,739 36,136
MaxCyte, Inc.* 8,706 60,246
Medpace Holdings, Inc.*(a) 2,390 530,532
NanoString Technologies, Inc.* 4,336 45,355
Nautilus Biotechnology,
Inc.*(a) 4,017 9,922
NeoGenomics, Inc.* 12,170 92,553
Pacific Biosciences of
California, Inc.*(a) 21,435 180,911
Quanterix Corp.* 2,924 32,369
Quantum-Si, Inc.*(a) 8,046 24,379
Science 37 Holdings, Inc.*(a) 5,281 7,657
Seer, Inc.*(a) 5,351 41,898
Singular Genomics Systems,
Inc.*(a) 4,442 11,816
SomaLogic, Inc.* 13,221 45,877
1,862,959
Machinery 4 .0%
3D Systems Corp.*(a) 11,875 104,856
Alamo Group, Inc. 951 144,628
Albany International Corp.,
Class A(a) 2,934 268,813
Altra Industrial Motion Corp. 6,145 369,560
Astec Industries, Inc. 2,172 94,808

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Machinery
Barnes Group, Inc. 4,529 160,191
Berkshire Grey, Inc.*(a) 5,999 8,039
Blue Bird Corp.* 1,550 14,214
Chart Industries, Inc.* 3,445 767,822
CIRCOR International, Inc.* 1,745 36,069
Columbus McKinnon Corp. 2,638 75,236
Desktop Metal, Inc., Class
A*(a) 24,223 61,284
Douglas Dynamics, Inc. 2,141 72,687
Energy Recovery, Inc.* 5,297 136,292
Enerpac Tool Group Corp. 5,532 140,568
EnPro Industries, Inc. 1,956 208,314
ESCO Technologies, Inc. 2,424 208,876
Evoqua Water Technologies
Corp.* 11,085 434,310
Federal Signal Corp. 5,556 259,187
Franklin Electric Co., Inc. 4,288 351,359
Gorman-Rupp Co. (The) 2,152 58,405
Greenbrier Cos., Inc. (The)(a) 2,954 104,306
Helios Technologies, Inc. 3,115 176,589
Hillenbrand, Inc. 6,473 285,977
Hillman Solutions Corp.* 12,720 99,343
Hydrofarm Holdings Group,
Inc.*(a) 3,672 9,474
Hyliion Holdings Corp.*(a) 13,719 39,099
Hyster-Yale Materials
Handling, Inc. 947 27,615
Hyzon Motors, Inc.*(a) 7,810 14,917
John Bean Technologies Corp.
(a) 2,981 271,867
Kadant, Inc. 1,086 193,254
Kennametal, Inc. 7,720 206,201
Lightning eMotors, Inc.*(a) 3,334 5,134
Lindsay Corp. 1,033 174,887
Luxfer Holdings plc 2,323 33,614
Manitowoc Co., Inc. (The)* 3,253 29,667
Markforged Holding Corp.* 9,255 20,176
Microvast Holdings, Inc.*(a) 15,342 37,588
Miller Industries, Inc. 1,051 26,727
Mueller Industries, Inc. 5,158 323,097
Mueller Water Products, Inc.,
Class A 14,830 173,511
Nikola Corp.*(a) 28,184 106,817
Omega Flex, Inc. 304 28,698
Proterra, Inc.*(a) 19,939 124,419
Proto Labs, Inc.*(a) 2,658 101,509
RBC Bearings, Inc.* 2,682 679,968
REV Group, Inc. 3,371 46,318
Sarcos Technology and
Robotics Corp.*(a) 9,490 19,170
Shyft Group, Inc. (The) 3,333 76,592
SPX Technologies, Inc.* 4,054 266,915
Standex International Corp. 1,141 113,016
Tennant Co.(a) 1,729 100,714
Terex Corp. 6,383 258,767
Titan International, Inc.* 4,784 71,569
Trinity Industries, Inc. 7,711 219,995
Velo3D, Inc.*(a) 6,180 24,349
Wabash National Corp. 4,565 98,832
Common Stocks
Shares Value ($)
Machinery
Watts Water Technologies,
Inc., Class A 2,544 372,340
Xos, Inc.*(a) 5,663 6,399
8,944,948
Marine 0 .2%
Costamare, Inc. 5,014 47,332
Eagle Bulk Shipping, Inc. 1,217 58,878
Eneti, Inc. 1,940 15,947
Genco Shipping & Trading Ltd. 3,520 47,168
Golden Ocean Group Ltd. 11,257 93,771
Matson, Inc. 3,577 263,196
Safe Bulkers, Inc. 5,545 14,029
540,321
Media 0 .9%
AdTheorent Holding Co., Inc.* 2,218 4,702
Advantage Solutions, Inc.*(a) 7,239 24,468
AMC Networks, Inc., Class A* 2,777 62,510
Audacy, Inc.* 12,043 4,162
Boston Omaha Corp., Class A* 1,949 54,319
Cardlytics, Inc.* 3,087 29,110
Clear Channel Outdoor
Holdings, Inc.* 34,415 49,213
Cumulus Media, Inc., Class A* 1,564 11,527
Daily Journal Corp.* 102 27,361
Entravision Communications
Corp., Class A 5,926 27,734
EW Scripps Co. (The), Class
A* 5,372 76,229
Gambling.com Group Ltd.* 980 8,212
Gannett Co., Inc.* 13,690 19,850
Gray Television, Inc. 7,949 112,478
iHeartMedia, Inc., Class A* 11,520 95,386
Innovid Corp.*(a) 6,608 24,714
Integral Ad Science Holding
Corp.* 3,038 25,580
John Wiley & Sons, Inc., Class
A 4,089 172,515
Loyalty Ventures, Inc.* 2,794 3,297
Magnite, Inc.* 12,419 90,534
PubMatic, Inc., Class A*(a) 3,896 67,790
Scholastic Corp. 2,705 103,169
Sinclair Broadcast Group, Inc.,
Class A(a) 3,743 66,663
Stagwell, Inc.* 7,598 57,669
TechTarget, Inc.*(a) 2,666 172,090
TEGNA, Inc. 20,918 436,768
Thryv Holdings, Inc.*(a) 2,441 49,943
Urban One, Inc.* 880 4,799
WideOpenWest, Inc.* 4,967 68,098
1,950,890
Metals & Mining 1 .5%
5E Advanced Materials,
Inc.*(a) 2,972 39,765
Alpha Metallurgical Resources,
Inc. 1,550 261,718
Arconic Corp.* 9,594 199,172
ATI, Inc.*(a) 11,646 346,585
Carpenter Technology Corp. 4,515 168,861

110 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Metals & Mining
Century Aluminum Co.* 4,849 34,961
Coeur Mining, Inc.* 28,194 106,573
Commercial Metals Co. 11,282 513,331
Compass Minerals
International, Inc. 3,271 129,335
Constellium SE* 11,885 130,973
Dakota Gold Corp.*(a) 4,450 15,353
Haynes International, Inc. 1,240 60,648
Hecla Mining Co. 50,001 228,505
Hycroft Mining Holding
Corp.*(a) 11,767 8,115
Ivanhoe Electric, Inc.*(a) 954 9,979
Kaiser Aluminum Corp. 1,498 121,023
Materion Corp.(a) 1,931 165,506
Novagold Resources, Inc.* 22,478 104,073
Olympic Steel, Inc.(a) 906 24,652
Piedmont Lithium, Inc.* 1,573 97,872
PolyMet Mining Corp.* 2,809 8,399
Ramaco Resources, Inc.(a) 2,232 25,199
Ryerson Holding Corp. 1,588 53,277
Schnitzer Steel Industries,
Inc., Class A 2,434 65,694
SunCoke Energy, Inc. 7,952 57,732
TimkenSteel Corp.*(a) 4,308 75,132
Warrior Met Coal, Inc. 4,802 178,346
Worthington Industries, Inc. 2,940 139,826
3,370,605
Mortgage Real Estate Investment Trusts (REITs) 1 .2%
AFC Gamma, Inc. 1,587 27,185
Angel Oak Mortgage, Inc. 1,273 13,150
Apollo Commercial Real
Estate Finance, Inc. 13,299 149,747
Arbor Realty Trust, Inc. 14,759 203,231
Ares Commercial Real Estate
Corp. 4,149 51,199
ARMOUR Residential REIT,
Inc. 11,898 63,297
Blackstone Mortgage Trust,
Inc., Class A 15,781 393,894
BrightSpire Capital, Inc. 9,502 72,975
Broadmark Realty Capital, Inc. 12,497 72,733
Chicago Atlantic Real Estate
Finance, Inc. 783 11,604
Chimera Investment Corp. 22,009 148,561
Claros Mortgage Trust, Inc. 8,481 135,696
Dynex Capital, Inc. 3,414 40,763
Ellington Financial, Inc. 5,150 68,907
Franklin BSP Realty Trust, Inc. 7,881 111,043
Granite Point Mortgage Trust,
Inc. 4,847 38,097
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 8,047 218,718
Invesco Mortgage Capital, Inc. 2,777 32,519
KKR Real Estate Finance
Trust, Inc. 5,033 87,675
Ladder Capital Corp. 11,020 117,583
MFA Financial, Inc. 9,358 93,206
New York Mortgage Trust, Inc. 36,726 98,793
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Nexpoint Real Estate Finance,
Inc. 601 10,560
Orchid Island Capital, Inc. 3,363 33,865
PennyMac Mortgage
Investment Trust 9,068 125,773
Ready Capital Corp. 7,168 86,876
Redwood Trust, Inc. 10,844 77,318
TPG RE Finance Trust, Inc. 6,823 57,791
Two Harbors Investment Corp. 32,912 117,167
2,759,926
Multiline Retail 0 .1%
Big Lots, Inc. 2,797 52,779
Dillard's, Inc., Class A(a) 383 125,927
Franchise Group, Inc.(a) 2,685 81,490
260,196
Multi-Utilities 0 .5%
Avista Corp. 6,464 265,218
Black Hills Corp. 6,098 398,626
NorthWestern Corp.(a) 5,053 266,950
Unitil Corp. 1,492 78,644
1,009,438
Oil, Gas & Consumable Fuels 4 .9%
Aemetis, Inc.*(a) 2,904 21,490
Alto Ingredients, Inc.* 6,777 27,989
Amplify Energy Corp.*(a) 3,841 37,987
Arch Resources, Inc. 1,416 215,643
Archaea Energy, Inc.* 5,359 138,316
Ardmore Shipping Corp.* 3,142 42,511
Berry Corp. 7,643 67,793
Brigham Minerals, Inc., Class
A 5,211 161,541
California Resources Corp.(a) 7,081 319,424
Callon Petroleum Co.* 4,547 199,886
Centrus Energy Corp., Class
A* 895 42,342
Chord Energy Corp. 3,873 592,918
Civitas Resources, Inc. 6,920 483,777
Clean Energy Fuels Corp.*(a) 16,347 109,688
CNX Resources Corp.* 17,587 295,637
Comstock Resources, Inc.*(a) 8,572 160,982
CONSOL Energy, Inc.(a) 3,223 203,113
Crescent Energy Co., Class
A(a) 3,269 45,047
CVR Energy, Inc.(a) 2,830 110,540
Delek US Holdings, Inc. 6,460 191,604
Denbury, Inc.* 4,689 428,622
DHT Holdings, Inc. 13,178 117,416
Dorian LPG Ltd. 2,831 51,156
Earthstone Energy, Inc., Class
A*(a) 4,347 70,248
Empire Petroleum Corp.*(a) 977 15,632
Energy Fuels, Inc.*(a) 14,527 104,594
Equitrans Midstream Corp. 38,754 326,309
Excelerate Energy, Inc., Class
A 1,980 54,688
FLEX LNG Ltd.(a) 2,646 82,688
Frontline Ltd. 11,763 147,743
Gevo, Inc.*(a) 19,704 44,334

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Golar LNG Ltd.* 9,354 260,228
Green Plains, Inc.*(a) 3,466 100,133
Gulfport Energy Corp.* 1,052 94,165
HighPeak Energy, Inc.(a) 570 13,292
International Seaways, Inc. 4,517 191,566
Kinetik Holdings, Inc.(a) 1,598 58,774
Kosmos Energy Ltd.* 42,584 276,370
Laredo Petroleum, Inc.*(a) 1,591 102,858
Magnolia Oil & Gas Corp.,
Class A(a) 15,730 403,946
Matador Resources Co.(a) 10,618 705,566
Murphy Oil Corp.(a) 13,832 670,990
NACCO Industries, Inc., Class
A 402 22,737
NextDecade Corp.* 3,069 21,483
Nordic American Tankers Ltd.
(a) 17,700 54,693
Northern Oil and Gas, Inc.(a) 6,385 217,984
Par Pacific Holdings, Inc.* 4,405 100,786
PBF Energy, Inc., Class A*(a) 9,085 402,011
Peabody Energy Corp.*(a) 10,933 261,299
Permian Resources Corp.*(a) 19,944 194,853
Petrocorp, Inc.*^∞ 1,500 0
Ranger Oil Corp. 1,943 79,469
REX American Resources
Corp.* 1,626 48,764
Riley Exploration Permian, Inc.
(a) 998 29,012
Ring Energy, Inc.*(a) 8,832 28,174
SandRidge Energy, Inc.* 1,979 37,383
Scorpio Tankers, Inc.(a) 4,622 221,579
SFL Corp. Ltd. 10,335 105,417
SilverBow Resources, Inc.* 1,115 39,549
Sitio Royalties Corp.(a) 1,214 34,429
SM Energy Co. 11,389 512,277
Talos Energy, Inc.* 6,227 132,511
Teekay Corp.* 6,581 25,732
Teekay Tankers Ltd., Class A* 2,260 71,167
Tellurian, Inc.*(a) 47,968 129,514
Uranium Energy Corp.*(a) 29,520 124,279
Ur-Energy, Inc.*(a) 17,145 22,117
VAALCO Energy, Inc. 10,190 52,479
Vertex Energy, Inc.*(a) 5,055 43,119
W&T Offshore, Inc.* 9,007 68,363
World Fuel Services Corp. 6,032 153,756
11,024,482
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,580 70,278
Glatfelter Corp.(a) 4,694 13,284
Resolute Forest Products,
Inc.* 4,310 89,691
Sylvamo Corp. 3,209 154,578
327,831
Personal Products 0 .7%
Beauty Health Co. (The)*(a) 9,135 104,413
BellRing Brands, Inc.* 12,351 299,141
Edgewell Personal Care Co.(a) 4,855 190,268
elf Beauty, Inc.* 4,619 199,818
Herbalife Nutrition Ltd.* 9,230 196,230
Common Stocks
Shares Value ($)
Personal Products
Honest Co., Inc. (The)* 7,495 24,808
Inter Parfums, Inc. 1,708 138,143
Medifast, Inc. 1,025 119,915
Nature's Sunshine Products,
Inc.* 1,134 9,571
Nu Skin Enterprises, Inc.,
Class A 4,710 179,875
Thorne HealthTech, Inc.* 1,655 8,043
USANA Health Sciences, Inc.* 1,073 56,343
Veru, Inc.*(a) 6,178 75,619
1,602,187
Pharmaceuticals 1 .6%
Aclaris Therapeutics, Inc.* 5,830 91,006
Aerie Pharmaceuticals, Inc.* 4,306 65,537
Amneal Pharmaceuticals, Inc.* 10,204 22,449
Amphastar Pharmaceuticals,
Inc.* 3,633 112,260
Amylyx Pharmaceuticals, Inc.* 3,223 114,964
AN2 Therapeutics, Inc.* 261 3,764
ANI Pharmaceuticals, Inc.* 1,046 40,365
Arvinas, Inc.* 4,700 233,637
Atea Pharmaceuticals, Inc.*(a) 7,410 44,460
Athira Pharma, Inc.* 3,056 10,115
Axsome Therapeutics, Inc.*(a) 2,750 124,163
Cara Therapeutics, Inc.* 4,282 40,251
Cassava Sciences, Inc.*(a) 3,625 132,095
CinCor Pharma, Inc.* 1,791 60,249
Collegium Pharmaceutical,
Inc.* 3,301 59,220
Corcept Therapeutics, Inc.*(a) 8,012 229,143
DICE Therapeutics, Inc.*(a) 2,520 89,485
Edgewise Therapeutics,
Inc.*(a) 3,166 30,109
Esperion Therapeutics, Inc.*(a) 5,976 48,585
Evolus, Inc.*(a) 3,056 26,159
EyePoint Pharmaceuticals,
Inc.*(a) 2,729 14,737
Fulcrum Therapeutics, Inc.*(a) 3,033 16,864
Harmony Biosciences
Holdings, Inc.* 2,448 127,296
Innoviva, Inc.* 6,015 81,563
Intra-Cellular Therapies, Inc.* 8,625 393,904
Liquidia Corp.*(a) 4,119 20,142
Nektar Therapeutics* 17,826 67,026
NGM Biopharmaceuticals,
Inc.* 3,797 20,276
Nuvation Bio, Inc.* 10,446 22,981
Ocular Therapeutix, Inc.* 7,507 27,100
Pacira BioSciences, Inc.* 4,224 218,634
Phathom Pharmaceuticals,
Inc.* 1,919 20,341
Phibro Animal Health Corp.,
Class A 2,135 31,363
Prestige Consumer
Healthcare, Inc.*(a) 4,622 251,807
Provention Bio, Inc.*(a) 5,449 37,816
Reata Pharmaceuticals, Inc.,
Class A*(a) 2,690 86,618
Relmada Therapeutics, Inc.* 2,694 17,215

112 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Revance Therapeutics, Inc.* 6,651 148,384
SIGA Technologies, Inc. 4,443 40,831
Supernus Pharmaceuticals,
Inc.* 4,656 159,561
Tarsus Pharmaceuticals,
Inc.*(a) 1,855 34,169
Theravance Biopharma,
Inc.*(a) 6,371 63,519
Theseus Pharmaceuticals,
Inc.*(a) 1,101 5,923
Tricida, Inc.*(a) 2,916 969
Ventyx Biosciences, Inc.*(a) 2,062 66,747
Xeris Biopharma Holdings,
Inc.*(a) 11,522 18,435
3,572,237
Professional Services 1 .6%
Alight, Inc., Class A* 32,406 268,646
ASGN, Inc.* 4,630 392,531
Atlas Technical Consultants,
Inc.* 1,304 9,884
Barrett Business Services, Inc. 676 58,961
CBIZ, Inc.* 4,632 229,932
CRA International, Inc.(a) 674 69,247
Exponent, Inc. 4,761 453,533
First Advantage Corp.* 5,206 73,144
Forrester Research, Inc.* 1,137 48,118
Franklin Covey Co.* 1,198 60,619
Heidrick & Struggles
International, Inc. 1,849 52,068
HireRight Holdings Corp.* 2,121 28,549
Huron Consulting Group, Inc.* 1,953 143,799
ICF International, Inc.(a) 1,761 210,668
Insperity, Inc. 3,422 403,864
Kelly Services, Inc., Class A 3,187 52,076
Kforce, Inc. 1,901 120,276
Korn Ferry 5,051 280,785
Legalzoom.com, Inc.* 8,928 82,584
Planet Labs PBC*(a) 14,362 75,401
Red Violet, Inc.*(a) 752 13,115
Resources Connection, Inc. 2,989 54,609
Skillsoft Corp.* 6,992 12,516
Spire Global, Inc.*(a) 9,981 14,373
Sterling Check Corp.*(a) 2,353 45,954
TriNet Group, Inc.* 3,507 227,885
TrueBlue, Inc.* 3,067 60,297
Upwork, Inc.* 11,223 150,949
Willdan Group, Inc.* 1,086 15,009
3,709,392
Real Estate Management & Development 0 .6%
Anywhere Real Estate, Inc.*(a) 10,671 79,285
Compass, Inc., Class A*(a) 25,056 66,148
Cushman & Wakefield plc* 14,864 171,679
DigitalBridge Group, Inc. 14,115 180,672
Doma Holdings, Inc.*(a) 12,292 6,670
Douglas Elliman, Inc. 6,899 31,873
eXp World Holdings, Inc.(a) 6,861 90,634
Forestar Group, Inc.* 1,740 20,149
FRP Holdings, Inc.* 633 38,379
Kennedy-Wilson Holdings, Inc. 11,155 185,285
Common Stocks
Shares Value ($)
Real Estate Management & Development
Marcus & Millichap, Inc.(a) 2,250 82,890
Newmark Group, Inc., Class A 13,447 110,131
Offerpad Solutions, Inc.*(a) 6,108 5,952
RE/MAX Holdings, Inc., Class
A 1,632 31,759
Redfin Corp.*(a) 9,869 47,470
RMR Group, Inc. (The), Class
A 1,446 39,577
St Joe Co. (The) 3,210 114,051
Stratus Properties, Inc.(a) 455 13,450
Tejon Ranch Co.* 1,728 29,272
1,345,326
Road & Rail 0 .5%
ArcBest Corp. 2,300 182,689
Bird Global, Inc., Class A*(a) 24,076 10,454
Covenant Logistics Group, Inc.
(a) 968 36,629
Daseke, Inc.* 4,227 25,193
Heartland Express, Inc. 4,267 63,493
Marten Transport Ltd. 5,515 103,516
PAM Transportation Services,
Inc.* 683 19,022
Saia, Inc.*(a) 2,483 493,769
TuSimple Holdings, Inc., Class
A*(a) 12,979 44,518
Universal Logistics Holdings,
Inc. 692 22,144
Werner Enterprises, Inc. 5,745 225,204
1,226,631
Semiconductors & Semiconductor Equipment 2 .2%
ACM Research, Inc., Class A* 4,260 27,264
Alpha & Omega
Semiconductor Ltd.*(a) 2,025 66,319
Ambarella, Inc.* 3,407 186,465
Amkor Technology, Inc. 9,506 197,630
Atomera, Inc.*(a) 2,268 20,435
Axcelis Technologies, Inc.* 3,089 179,162
AXT, Inc.* 4,177 18,964
CEVA, Inc.* 2,039 56,399
Cohu, Inc.* 4,542 149,523
Credo Technology Group
Holding Ltd.*(a) 8,753 120,266
CyberOptics Corp.* 538 29,036
Diodes, Inc.* 4,176 299,294
FormFactor, Inc.* 7,244 146,401
Ichor Holdings Ltd.* 2,684 68,281
Impinj, Inc.* 2,004 229,718
indie Semiconductor, Inc.,
Class A* 9,038 70,677
Kulicke & Soffa Industries, Inc.
(a) 5,332 223,624
MACOM Technology Solutions
Holdings, Inc.* 4,850 280,669
MaxLinear, Inc.* 6,756 208,625
Onto Innovation, Inc.* 4,682 312,945
PDF Solutions, Inc.* 2,937 69,254
Photronics, Inc.* 5,617 91,108
Power Integrations, Inc.(a) 5,310 354,230
Rambus, Inc.* 10,439 314,840

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Rigetti Computing, Inc.*(a) 2,958 6,212
Rockley Photonics Holdings
Ltd.*(a) 8,879 4,529
Semtech Corp.*(a) 5,961 165,060
Silicon Laboratories, Inc.* 3,167 363,952
SiTime Corp.* 1,531 137,499
SkyWater Technology, Inc.*(a) 745 6,042
SMART Global Holdings,
Inc.*(a) 4,601 62,252
Synaptics, Inc.* 3,703 328,086
Transphorm, Inc.* 2,324 16,036
Ultra Clean Holdings, Inc.* 4,222 131,346
Veeco Instruments, Inc.* 4,719 86,027
5,028,170
Software 4 .7%
8x8, Inc.*(a) 10,793 45,654
A10 Networks, Inc. 5,968 100,262
ACI Worldwide, Inc.* 10,655 259,236
Adeia, Inc. 9,947 111,207
Agilysys, Inc.* 1,967 126,222
Alarm.com Holdings, Inc.*(a) 4,481 263,662
Alkami Technology, Inc.* 3,588 56,870
Altair Engineering, Inc., Class
A*(a) 4,881 239,413
American Software, Inc., Class
A 2,802 47,998
Amplitude, Inc., Class A*(a) 5,079 85,327
Appfolio, Inc., Class A* 1,823 228,550
Appian Corp., Class A* 3,762 183,661
Arteris, Inc.* 2,093 11,595
Asana, Inc., Class A*(a) 7,040 145,024
Avaya Holdings Corp.*(a) 7,893 12,471
AvePoint, Inc.*(a) 11,189 48,896
Benefitfocus, Inc.* 2,366 16,680
Blackbaud, Inc.* 4,472 244,618
Blackline, Inc.* 5,263 294,728
Blend Labs, Inc., Class A*(a) 17,337 43,516
Box, Inc., Class A* 12,541 364,316
BTRS Holdings, Inc., Class 1* 8,967 84,649
C3.ai, Inc., Class A*(a) 6,367 83,471
Cerence, Inc.*(a) 3,839 66,031
ChannelAdvisor Corp.* 2,716 62,577
Cipher Mining, Inc.*(a) 6,963 7,033
Cleanspark, Inc.*(a) 4,032 14,031
Clear Secure, Inc., Class A* 5,799 156,689
CommVault Systems, Inc.* 4,209 256,286
Consensus Cloud Solutions,
Inc.* 1,538 86,343
Couchbase, Inc.*(a) 2,396 30,669
CS Disco, Inc.* 2,111 22,630
Cvent Holding Corp.*(a) 4,857 28,413
Digimarc Corp.*(a) 1,247 20,376
Digital Turbine, Inc.* 8,683 126,772
Domo, Inc., Class B* 3,041 53,735
Duck Creek Technologies,
Inc.* 6,990 83,461
E2open Parent Holdings,
Inc.*(a) 18,807 109,645
Ebix, Inc.(a) 2,515 49,772
Common Stocks
Shares Value ($)
Software
eGain Corp.* 2,246 18,080
Enfusion, Inc., Class A*(a) 2,338 33,129
EngageSmart, Inc.* 3,227 63,378
Envestnet, Inc.* 5,149 253,897
Everbridge, Inc.* 3,662 114,730
EverCommerce, Inc.*(a) 2,830 24,649
ForgeRock, Inc., Class A*(a) 2,768 62,446
Greenidge Generation
Holdings, Inc.*(a) 850 826
Instructure Holdings, Inc.*(a) 1,705 40,272
Intapp, Inc.* 1,361 30,568
InterDigital, Inc. 2,842 141,731
IronNet, Inc.*(a) 5,559 3,947
Kaleyra, Inc.*(a) 4,675 4,021
KnowBe4, Inc., Class A* 6,639 163,187
Latch, Inc.*(a) 9,822 13,162
LivePerson, Inc.*(a) 7,065 74,677
LiveRamp Holdings, Inc.* 6,340 116,402
LiveVox Holdings, Inc.*(a) 1,059 3,294
Marathon Digital Holdings,
Inc.*(a) 10,307 135,125
Matterport, Inc.*(a) 20,581 71,828
MeridianLink, Inc.*(a) 2,138 38,484
MicroStrategy, Inc., Class
A*(a) 887 237,281
Mitek Systems, Inc.*(a) 3,977 44,980
Model N, Inc.* 3,337 126,806
Momentive Global, Inc.* 12,430 96,457
N-able, Inc.* 5,998 64,958
NextNav, Inc.* 5,715 19,602
Olo, Inc., Class A*(a) 8,121 71,546
ON24, Inc.* 3,640 29,630
OneSpan, Inc.* 3,447 37,883
PagerDuty, Inc.*(a) 7,852 195,829
Progress Software Corp. 4,136 211,060
PROS Holdings, Inc.* 3,788 94,511
Q2 Holdings, Inc.* 5,230 162,339
Qualys, Inc.* 3,635 518,206
Rapid7, Inc.*(a) 5,401 244,503
Rimini Street, Inc.* 4,202 23,573
Riot Blockchain, Inc.*(a) 12,501 86,132
Sapiens International Corp.
NV 2,958 58,184
SecureWorks Corp., Class A* 927 7,583
ShotSpotter, Inc.* 841 31,958
Sprout Social, Inc., Class A* 4,290 258,816
SPS Commerce, Inc.* 3,412 431,686
Sumo Logic, Inc.* 10,112 77,964
Telos Corp.* 5,243 55,576
Tenable Holdings, Inc.* 10,371 421,477
Terawulf, Inc.*(a) 1,945 2,217
Upland Software, Inc.* 2,485 19,979
UserTesting, Inc.*(a) 4,186 30,976
Varonis Systems, Inc.* 10,202 273,108
Verint Systems, Inc.* 6,028 213,572
Veritone, Inc.*(a) 2,716 20,126
Viant Technology, Inc., Class
A* 1,092 4,980
Weave Communications,
Inc.*(a) 2,679 14,735

114 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
WM Technology, Inc.*(a) 6,364 13,046
Workiva, Inc.* 4,537 353,024
Xperi, Inc.* 3,978 55,573
Yext, Inc.* 11,026 58,658
Zeta Global Holdings Corp.,
Class A*(a) 10,021 83,575
Zuora, Inc., Class A* 10,696 82,252
10,514,683
Specialty Retail 2 .3%
Aaron's Co., Inc. (The) 2,877 29,978
Abercrombie & Fitch Co.,
Class A* 4,488 78,899
Academy Sports & Outdoors,
Inc.(a) 7,710 339,471
American Eagle Outfitters, Inc.
(a) 14,334 162,834
America's Car-Mart, Inc.*(a) 575 39,307
Arko Corp. 7,859 80,555
Asbury Automotive Group,
Inc.* 2,070 326,542
Bed Bath & Beyond, Inc.*(a) 7,287 33,302
Big 5 Sporting Goods Corp. 1,973 25,432
Boot Barn Holdings, Inc.* 2,748 156,086
Buckle, Inc. (The) 2,821 110,950
Build-A-Bear Workshop, Inc. 1,190 20,932
Caleres, Inc. 3,322 90,790
Camping World Holdings, Inc.,
Class A(a) 3,445 95,874
Cato Corp. (The), Class A 1,875 22,331
Chico's FAS, Inc.* 11,400 67,032
Children's Place, Inc. (The)* 1,233 49,912
Citi Trends, Inc.* 845 19,105
Conn's, Inc.* 1,358 11,149
Container Store Group, Inc.
(The)* 3,257 17,686
Designer Brands, Inc., Class A 5,454 83,064
Destination XL Group, Inc.* 4,979 33,260
EVgo, Inc.*(a) 6,172 45,735
Express, Inc.* 5,715 6,972
Foot Locker, Inc. 7,635 242,030
Genesco, Inc.* 1,247 58,659
Group 1 Automotive, Inc. 1,424 246,352
GrowGeneration Corp.*(a) 5,296 18,907
Guess?, Inc.(a) 2,927 49,700
Haverty Furniture Cos., Inc. 1,344 35,724
Hibbett, Inc.(a) 1,219 76,090
JOANN, Inc.(a) 1,100 5,819
LL Flooring Holdings, Inc.* 2,943 24,486
MarineMax, Inc.* 1,967 63,554
Monro, Inc. 3,038 145,065
Murphy USA, Inc. 2,009 631,851
National Vision Holdings,
Inc.*(a) 7,382 273,429
ODP Corp. (The)* 3,991 157,924
OneWater Marine, Inc., Class
A* 1,039 34,287
Party City Holdco, Inc.*(a) 10,472 17,698
Rent-A-Center, Inc.(a) 5,003 104,313
Sally Beauty Holdings, Inc.*(a) 10,023 127,392
Common Stocks
Shares Value ($)
Specialty Retail
Shoe Carnival, Inc. 1,575 37,769
Signet Jewelers Ltd. 4,295 280,206
Sleep Number Corp.*(a) 2,022 56,090
Sonic Automotive, Inc., Class
A(a) 1,870 87,422
Sportsman's Warehouse
Holdings, Inc.* 4,125 37,042
Tile Shop Holdings, Inc. 3,582 14,113
Tilly's, Inc., Class A 2,277 20,174
Torrid Holdings, Inc.*(a) 1,732 8,539
TravelCenters of America,
Inc.* 1,183 75,215
Urban Outfitters, Inc.* 5,964 142,301
Volta, Inc.* 10,981 12,189
Warby Parker, Inc., Class A*(a) 7,738 124,195
Winmark Corp. 248 62,407
Zumiez, Inc.* 1,500 33,645
5,251,785
Technology Hardware, Storage & Peripherals 0 .3%
Avid Technology, Inc.* 3,411 93,768
Corsair Gaming, Inc.*(a) 3,474 47,941
Diebold Nixdorf, Inc.* 6,882 17,136
Eastman Kodak Co.*(a) 5,475 29,291
IonQ, Inc.*(a) 11,128 65,544
Super Micro Computer, Inc.* 4,260 296,454
Turtle Beach Corp.* 1,441 11,240
Xerox Holdings Corp. 10,870 159,028
720,402
Textiles, Apparel & Luxury Goods 0 .6%
Allbirds, Inc., Class A*(a) 8,239 28,342
Crocs, Inc.* 5,696 402,992
Ermenegildo Zegna NV(a) 4,685 51,348
Fossil Group, Inc.* 4,469 18,993
G-III Apparel Group Ltd.* 4,123 80,399
Kontoor Brands, Inc.(a) 5,185 185,105
Movado Group, Inc. 1,414 46,761
Oxford Industries, Inc. 1,415 143,948
PLBY Group, Inc.*(a) 2,726 9,868
Rocky Brands, Inc. 535 10,531
Steven Madden Ltd. 7,231 215,990
Superior Group of Cos., Inc. 1,108 10,991
Unifi, Inc.* 1,392 12,695
Wolverine World Wide, Inc. 7,397 126,711
1,344,674
Thrifts & Mortgage Finance 1 .4%
Axos Financial, Inc.* 5,408 210,696
Blue Foundry Bancorp*(a) 2,445 30,098
Bridgewater Bancshares, Inc.* 2,014 38,508
Capitol Federal Financial, Inc.
(a) 12,315 100,737
Columbia Financial, Inc.*(a) 3,068 63,017
Enact Holdings, Inc.(a) 2,787 71,459
Essent Group Ltd. 9,788 387,409
Federal Agricultural Mortgage
Corp., Class C 831 95,731
Finance of America Cos., Inc.,
Class A* 3,164 5,094
Flagstar Bancorp, Inc. 4,848 187,618

Nationwide Small Cap Index Fund - October 31, 2022 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Greene County Bancorp, Inc. 286 19,048
Hingham Institution for
Savings 139 34,368
Home Bancorp, Inc. 746 31,891
Home Point Capital, Inc. 642 1,117
Kearny Financial Corp. 5,803 58,842
Luther Burbank Corp. 1,224 15,459
Merchants Bancorp 1,376 32,955
Mr. Cooper Group, Inc.* 6,586 260,081
NMI Holdings, Inc., Class A* 8,042 176,361
Northfield Bancorp, Inc. 3,885 62,315
PennyMac Financial Services,
Inc.(a) 2,658 141,725
Pioneer Bancorp, Inc.* 1,383 14,259
Provident Bancorp, Inc. 1,535 18,973
Provident Financial Services,
Inc. 6,956 155,953
Radian Group, Inc. 14,994 312,925
Southern Missouri Bancorp,
Inc. 686 35,157
Sterling Bancorp, Inc.*(a) 1,722 10,969
TrustCo Bank Corp. 1,139 42,507
Velocity Financial, Inc.* 813 7,894
Walker & Dunlop, Inc.(a) 2,870 258,185
Waterstone Financial, Inc. 1,891 32,109
WSFS Financial Corp. 5,587 260,131
3,173,591
Tobacco 0 .1%
22nd Century Group, Inc.*(a) 14,307 18,742
Turning Point Brands, Inc. 1,380 32,513
Universal Corp. 2,235 113,113
Vector Group Ltd. 13,429 142,616
306,984
Trading Companies & Distributors 1 .6%
Alta Equipment Group, Inc. 1,843 22,540
Applied Industrial
Technologies, Inc. 3,579 445,156
Beacon Roofing Supply, Inc.* 4,814 271,269
BlueLinx Holdings, Inc.* 850 59,891
Boise Cascade Co. 3,669 244,979
Custom Truck One Source,
Inc.*(a) 5,616 38,919
Distribution Solutions Group,
Inc.* 479 14,408
DXP Enterprises, Inc.* 1,451 41,513
GATX Corp. 3,299 345,438
Global Industrial Co. 1,274 40,437
GMS, Inc.* 4,067 191,962
H&E Equipment Services, Inc.
(a) 3,076 116,150
Herc Holdings, Inc. 2,385 280,500
Hudson Technologies, Inc.*(a) 3,808 35,072
Karat Packaging, Inc.* 412 6,749
McGrath RentCorp 2,268 213,305
MRC Global, Inc.* 7,907 79,307
NOW, Inc.* 10,446 132,978
Rush Enterprises, Inc., Class A 3,848 191,977
Rush Enterprises, Inc., Class
B 610 32,708
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Textainer Group Holdings Ltd. 4,240 126,861
Titan Machinery, Inc.* 1,946 66,903
Transcat, Inc.* 692 57,270
Triton International Ltd. 5,710 346,540
Veritiv Corp.* 1,273 147,999
3,550,831
Water Utilities 0 .5%
American States Water Co. 3,568 322,762
Artesian Resources Corp.,
Class A 675 35,289
California Water Service
Group 5,029 312,100
Global Water Resources, Inc. 1,383 17,647
Middlesex Water Co. 1,626 145,478
Pure Cycle Corp.* 1,413 12,194
SJW Group 2,540 179,527
York Water Co. (The) 1,234 53,753
1,078,750
Wireless Telecommunication Services 0 .2%
Gogo, Inc.* 2,956 42,034
KORE Group Holdings,
Inc.*(a) 3,207 9,814
Shenandoah
Telecommunications Co. 4,580 103,783
Telephone & Data Systems,
Inc. 9,577 162,809
United States Cellular Corp.* 1,449 45,165
363,605
Total Common Stocks
(cost $201,117,458) 223,924,800
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 97
97
Pharmaceuticals 0 .0%
†
Zogenix, Inc., CVR*^∞ 5,150 0
Total Rights
(cost $3,781) 97

116 - Statement of Investments - October 31, 2022 - Nationwide Small Cap Index Fund
Repurchase Agreement 5 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.00%, dated
10/31/2022, due
11/1/2022, repurchase
price $11,547,257,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2022 - 8/15/2052;
total market value
$11,778,202.(b)(c) 11,546,294 11,546,294
Total Repurchase Agreement
(cost $11,546,294) 11,546,294
Total Investments
(cost $212,667,533) — 104.3% 235,471,191
Liabilities in excess of other assets — (4.3)% (9,764,043)
NET ASSETS — 100.0%
$ 225,707,148
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2022. The total value of securities on loan as of
October 31, 2022 was $38,552,953, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,546,294 and by $28,357,815 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/15/2022 – 5/15/2052, a total value of
$39,904,109.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2022 was $11,546,294.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 237 12/2022 USD 2,195,805 114,207
Net contracts 114,207
As of October 31, 2022, the Fund had $125,600 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

118 - Statements of Assets and Liabilities - October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 234,025,547
Repurchase agreements, at value 3,672,091
Cash 7,400,227
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,509,322
Security lending income receivable 2,427
Receivable for investments sold 752,762
Receivable for capital shares issued 146,540
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 6,774
Prepaid expenses 18,762
Total Assets 247,534,452
Liabilities:
Payable for investments purchased 7,371,733
Distributions payable 58,388
Payable for capital shares redeemed 271,956
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 3,672,091
Accrued expenses and other payables:
Investment advisory fees 37,414
Fund administration fees 50,842
Distribution fees 45,569
Administrative servicing fees 56,586
Accounting and transfer agent fees 10,218
Trustee fees 703
Custodian fees 17,699
Compliance program costs (Note 3) 6
Professional fees 4,150
Printing fees 25,281
Other 17,052
Total Liabilities 11,639,688
Net Assets $ 235,894,764
* Includes value of securities on loan (Note 2) 12,109,992
Cost of investment securities 271,640,444
Cost of repurchase agreements 3,672,091
Cost of foreign currencies —
Represented by:
Capital $ 275,526,235
Total distributable earnings (loss) (39,631,471)
Net Assets $ 235,894,764

Index Funds - October 31, 2022 - Statements of Assets and Liabilities - 119
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 873,801,241 $ 660,425,927 $ 530,231,903 $ 1,104,076,661 $ 223,924,897
6,148,880 9,017,898 8,369,437 1,138,776 11,546,294
464,311 8,347,607 4,244,876 7,419,163 2,139,389
489,295 477,794 468,173 334,191 129,169
1,337,330 — — — —
2,169,561 290,306 164,660 833,104 67,843
9,516 20,908 2,603 4,170 33,280
3,266,248 — 7,155,151 — 4,842
224,932 82,925 66,390 462,044 66,615
5,417,660 — — — —
59,137 — — — —
36,115 — — — 17,145
26,727 24,010 33,224 34,486 22,949
893,450,953 678,687,375 550,736,417 1,114,302,595 237,952,423
637,241 — 9,472,263 720,655 55,207
— — — — —
115,639 749,113 267,408 1,228,747 365,758
— 5,202 32,918 47,078 2,089
6,148,880 9,017,898 8,369,437 1,138,776 11,546,294
181,992 100,042 104,082 112,992 30,776
86,881 71,074 66,077 92,746 49,145
60,174 60,030 97,247 138,543 39,329
79,649 76,940 84,469 400,965 72,257
5,658 4,164 18,042 6,956 3,446
2,678 1,917 1,509 3,154 641
43,379 10,800 7,320 14,473 3,732
83 70 43 96 24
15,610 10,431 9,192 13,643 6,432
47,259 39,373 108,852 46,095 16,390
54,731 60,693 5,123 67,588 53,755
7,479,854 10,207,747 18,643,982 4,032,507 12,245,275
$ 885,971,099 $ 668,479,628 $ 532,092,435 $ 1,110,270,088 $ 225,707,148
22,932,927 70,502,179 11,972,824 34,906,966 38,552,953
691,862,129 491,752,782 175,997,470 675,599,735 201,121,239
6,148,880 9,017,898 8,369,437 1,138,776 11,546,294
1,322,503 — — — —
$ 867,872,820 $ 455,431,899 $ 104,563,761 $ 682,679,527 $ 203,738,581
18,098,279 213,047,729 427,528,674 427,590,561 21,968,567
$ 885,971,099 $ 668,479,628 $ 532,092,435 $ 1,110,270,088 $ 225,707,148

120 - Statements of Assets and Liabilities - October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 210,652,356
Class C Shares 399,080
Class R Shares —
Class R6 Shares 16,807,315
Institutional Service Class Shares 8,036,013
Service Class Shares —
Total $ 235,894,764
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 22,746,700
Class C Shares 43,091
Class R Shares —
Class R6 Shares 1,818,363
Institutional Service Class Shares 869,619
Service Class Shares —
Total 25,477,773
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .26 (a)
Class C Shares $ 9 .26 (c)
Class R Shares $ —
Class R6 Shares $ 9 .24
Institutional Service Class Shares $ 9 .24
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .47
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - October 31, 2022 - Statements of Assets and Liabilities - 121
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 241,567,099 $ 230,143,860 $ 281,015,375 $ 114,244,513 $ 136,870,909
1,503,925 7,686,309 49,655,921 42,910,188 3,385,972
21,787,941 18,209,937 — 130,082,189 22,939,455
608,243,856 397,088,651 23,630,544 218,922,257 54,434,583
12,868,278 15,350,871 177,790,595 378,474,914 8,076,229
— — — 225,636,027 —
$ 885,971,099 $ 668,479,628 $ 532,092,435 $ 1,110,270,088 $ 225,707,148
35,577,202 14,571,977 2,759,459 6,193,443 13,408,348
239,921 556,245 569,839 2,403,704 369,037
3,219,325 1,179,581 — 7,097,346 2,304,750
88,853,570 24,506,680 229,471 11,734,177 5,146,051
1,883,388 947,662 1,725,379 20,353,895 764,498
— — — 12,217,721 —
129,773,406 41,762,145 5,284,148 60,000,286 21,992,684
$ 6 .79 (b) $ 15 .79 (b) $ 101 .84 (b) $ 18 .45 (b) $ 10 .21 (b)
$ 6 .27 (c) $ 13 .82 (c) $ 87 .14 (c) $ 17 .85 (c) $ 9 .18 (c)
$ 6 .77 $ 15 .44 $ — $ 18 .33 $ 9 .95
$ 6 .85 $ 16 .20 $ 102 .98 $ 18 .66 $ 10 .58
$ 6 .83 $ 16 .20 $ 103 .04 $ 18 .59 $ 10 .56
$ — $ — $ — $ 18 .47 $ —
$ 7 .20 $ 16 .75 $ 108 .05 $ 19 .58 $ 10 .83
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

122 - Statements of Operations - For the Year Ended October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 7,600,873
Income from securities lending (Note 2) 10,535
Dividend income —
Income from non-cash dividends —
European Union tax reclaims (Note 2) —
Foreign tax withholding —
Total Income 7,611,408
EXPENSES:
Investment advisory fees 610,119
Fund administration fees 128,079
Distribution fees Class A 618,667
Distribution fees Class C 6,089
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 420,691
Administrative servicing fees Class C 304
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 22,617
Administrative servicing fees Service Class —
Registration and filing fees 56,689
Professional fees 44,796
Printing fees 20,235
Trustee fees 9,602
Custodian fees 17,609
Accounting and transfer agent fees 55,914
Compliance program costs (Note 3) 1,125
Other 15,726
Total expenses before fees waived and expenses reimbursed 2,028,262
Investment advisory fees waived (Note 3) (17,988)
Expenses reimbursed by adviser (Note 3) (184,842)
Net Expenses 1,825,432
NET INVESTMENT INCOME 5,785,976
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (959,658)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) 37
Net realized gains (losses) (959,621)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (57,877,114)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (57,877,114)
Net realized/unrealized gains (losses) (58,836,735)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (53,050,759)

Index Funds - For the Year Ended October 31, 2022 - Statements of Operations - 123
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ — $ 39,404 $ 16,805 $ 110,816 $ 17,781
131,606 249,095 42,819 30,868 290,306
36,149,185 11,013,496 7,984,576 18,374,770 3,097,062
— — — — 178,576
293,838 — — — —
(2,815,407) — (174,341) (4,120) (4,473)
33,759,222 11,301,995 7,869,859 18,512,334 3,579,252
2,756,286 1,446,520 1,435,744 1,513,532 468,664
354,359 251,796 226,751 373,167 121,913
720,788 626,403 833,210 326,252 372,212
23,627 87,295 603,937 491,967 37,734
129,217 91,656 — 654,421 117,775
— — — 376,558 —
432,475 425,952 306,698 182,701 253,103
5,041 9,561 47,267 19,679 4,474
64,608 38,709 — 327,210 54,177
38,181 37,388 277,391 1,034,758 15,618
— — — 627,594 —
67,610 66,582 65,433 82,836 68,012
93,920 43,854 41,698 60,342 31,630
32,701 23,035 72,410 43,120 74,251
35,049 24,015 20,487 38,727 7,951
79,758 34,551 30,212 55,547 11,296
37,853 25,146 85,558 39,225 18,315
4,149 2,770 2,372 4,563 926
177,850 96,595 16,078 93,379 63,691
5,053,472 3,331,828 4,065,246 6,345,578 1,721,742
— (74,198) — — (49,329)
(340,215) — — — (174,873)
4,713,257 3,257,630 4,065,246 6,345,578 1,497,540
29,045,965 8,044,365 3,804,613 12,166,756 2,081,712
(44,282,479) 50,329,364 80,136,087 5,552,044 1,935,666
(564,084) (333,607) (631,662) (2,074,606) (553,431)
(1,636,676) — — (1) —
— — — — —
(46,483,239) 49,995,757 79,504,425 3,477,437 1,382,235
(275,895,600) (154,947,450) (231,381,530) (213,663,303) (58,723,286)
145,008 334,718 (74,054) 7,738 103,419
(677,566) — — — —
(276,428,158) (154,612,732) (231,455,584) (213,655,565) (58,619,867)
(322,911,397) (104,616,975) (151,951,159) (210,178,128) (57,237,632)
$ (293,865,432) $ (96,572,610) $ (148,146,546) $ (198,011,372) $ (55,155,920)

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - October 31, 2022 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 5,785,976 $ 11,674,917
Net realized gains (losses) (959,621) 12,258,343
Net change in unrealized appreciation/depreciation (57,877,114) (40,179,579)
Change in net assets resulting from operations (53,050,759) (16,246,319)
Distributions to Shareholders From:
Distributable earnings:
Class A (8,819,047) (4,259,688)
Class C (18,479) (8,794)
Class R — —
Class R6 (4,328,843) (9,353,516)
Institutional Service Class (337,516) (196,135)
Change in net assets from shareholder distributions (13,503,885) (13,818,133)
Change in net assets from capital transactions (251,195,343) (413,256,211)
Change in net assets (317,749,987) (443,320,663)
Net Assets:
Beginning of year 553,644,751 996,965,414
End of year $ 235,894,764 $ 553,644,751
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 38,969,365 $ 115,740,234
Proceeds from shares issued from class conversion (Note 1) 12,668 31,768
Dividends reinvested 7,616,859 3,627,846
Cost of shares redeemed (56,628,343) (91,814,979)
Total Class A Shares (10,029,451) 27,584,869
Class C Shares
Proceeds from shares issued 4,595 115,516
Dividends reinvested 18,423 8,764
Cost of shares redeemed in class conversion (Note 1) (12,668) (31,768)
Cost of shares redeemed (302,655) (433,593)
Total Class C Shares (292,305) (341,081)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 8,661,327 100,829,226
Dividends reinvested 4,206,930 9,353,516
Cost of shares redeemed (254,277,928) (551,319,046)
Total Class R6 Shares (241,409,671) (441,136,304)
Institutional Service Class Shares
Proceeds from shares issued 2,209,646 6,551,265
Dividends reinvested 337,422 196,135
Cost of shares redeemed (2,010,984) (6,111,095)
Total Institutional Service Class Shares 536,084 636,305
Change in net assets from capital transactions $ (251,195,343) $ (413,256,211)

Index Funds - October 31, 2022 - Statements of Changes in Net Assets - 125
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 29,045,965 $ 33,177,896 $ 8,044,365 $ 7,674,474
(46,483,239) 45,517,774 49,995,757 88,408,293
(276,428,158) 301,938,639 (154,612,732) 224,158,527
(293,865,432) 380,634,309 (96,572,610) 320,241,294
(14,015,301) (5,434,641) (32,179,144) (7,685,499)
(116,026) (36,803) (1,279,529) (304,520)
(1,188,102) (372,262) (2,355,552) (502,855)
(41,774,452) (22,022,207) (58,564,555) (17,887,993)
(798,256) (359,473) (2,179,361) (494,065)
(57,892,137) (28,225,386) (96,558,141) (26,874,932)
(77,256,657) (146,107,989) 9,685,626 (145,468,610)
(429,014,226) 206,300,934 (183,445,125) 147,897,752
1,314,985,325 1,108,684,391 851,924,753 704,027,001
$ 885,971,099 $ 1,314,985,325 $ 668,479,628 $ 851,924,753
$ 65,104,697 $ 269,077,607 $ 29,792,668 $ 43,986,634
22,700 11,995 4,628 78,646
13,564,622 5,274,507 30,367,739 7,150,804
(64,403,182) (185,568,243) (49,402,766) (69,205,152)
14,288,837 88,795,866 10,762,269 (17,989,068)
513,030 558,352 532,502 963,676
115,085 36,638 1,279,247 304,045
(22,700) (11,995) (4,628) (78,646)
(1,387,819) (1,426,093) (2,337,219) (3,481,717)
(782,404) (843,098) (530,098) (2,292,642)
8,442,148 7,501,803 6,105,510 6,065,400
1,187,605 372,080 2,326,904 487,125
(8,726,912) (6,638,795) (5,561,350) (7,505,279)
902,841 1,235,088 2,871,064 (952,754)
90,471,231 123,034,215 25,335,060 41,811,450
41,767,556 22,020,937 57,657,636 17,656,437
(223,777,026) (388,360,668) (86,805,928) (184,688,029)
(91,538,239) (243,305,516) (3,813,232) (125,220,142)
4,689,503 18,036,998 1,690,046 4,084,027
779,581 350,164 2,176,329 494,065
(5,596,776) (10,377,491) (3,470,752) (3,592,096)
(127,692) 8,009,671 395,623 985,996
$ (77,256,657) $ (146,107,989) $ 9,685,626 $ (145,468,610)

The accompanying notes are an integral part of these financial statements.
126 - Statements of Changes in Net Assets - October 31, 2022 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 3,657,170 9,933,517
Issued in class conversion (Note 1) 1,110 2,767
Reinvested 712,716 313,806
Redeemed (5,484,898) (7,933,476)
Total Class A Shares (1,113,902) 2,316,614
Class C Shares
Issued 434 9,841
Reinvested 1,704 757
Redeemed in class conversion (Note 1) (1,110) (2,767)
Redeemed (29,513) (36,981)
Total Class C Shares (28,485) (29,150)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 820,446 8,608,146
Reinvested 378,853 806,867
Redeemed (23,102,580) (48,319,633)
Total Class R6 Shares (21,903,281) (38,904,620)
Institutional Service Class Shares
Issued 209,612 563,132
Reinvested 31,708 16,998
Redeemed (196,682) (529,588)
Total Institutional Service Class Shares 44,638 50,542
Total change in shares (23,001,030) (36,566,614)

Index Funds - October 31, 2022 - Statements of Changes in Net Assets - 127
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
7,825,346 30,481,287 1,757,717 2,376,984
2,556 1,320 255 4,061
1,598,048 606,612 1,711,395 424,497
(8,034,449) (20,419,485) (2,918,987) (3,762,742)
1,391,501 10,669,734 550,380 (957,200)
68,776 67,561 35,212 55,959
14,540 4,668 82,000 20,530
(2,758) (1,424) (288) (4,556)
(199,740) (176,673) (152,198) (210,433)
(119,182) (105,868) (35,274) (138,500)
1,065,605 847,358 382,395 326,330
140,255 43,257 133,955 29,651
(1,144,518) (751,599) (339,948) (411,102)
61,342 139,016 176,402 (55,121)
11,343,318 14,055,075 1,455,721 2,234,487
4,915,450 2,499,508 3,175,955 1,015,416
(28,718,268) (42,902,575) (4,973,835) (9,836,256)
(12,459,500) (26,347,992) (342,159) (6,586,353)
564,465 2,069,109 96,917 212,016
91,223 39,918 119,751 28,490
(694,766) (1,123,900) (201,712) (189,635)
(39,078) 985,127 14,956 50,871
(11,164,917) (14,659,983) 364,305 (7,686,303)

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - October 31, 2022 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 3,804,613 $ 2,656,860
Net realized gains 79,504,425 65,341,383
Net change in unrealized appreciation/depreciation (231,455,584) 174,389,308
Change in net assets resulting from operations (148,146,546) 242,387,551
Distributions to Shareholders From:
Distributable earnings:
Class A (33,840,062) (16,882,855)
Class C (6,797,777) (3,525,067)
Class R — —
Class R6 (2,278,499) (1,308,925)
Institutional Service Class (24,690,026) (12,343,134)
Service Class — —
Change in net assets from shareholder distributions (67,606,364) (34,059,981)
Change in net assets from capital transactions (39,605,243) (57,497,087)
Change in net assets (255,358,153) 150,830,483
Net Assets:
Beginning of year 787,450,588 636,620,105
End of year $ 532,092,435 $ 787,450,588

Index Funds - October 31, 2022 - Statements of Changes in Net Assets - 129
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 12,166,756 $ 11,699,539 $ 2,081,712 $ 1,257,186
3,477,437 52,763,225 1,382,235 22,418,038
(213,655,565) 362,751,234 (58,619,867) 81,450,619
(198,011,372) 427,213,998 (55,155,920) 105,125,843
(7,225,300) (1,175,154) (11,503,834) (626,991)
(2,533,251) (205,683) (311,473) (10,766)
(6,313,665) (802,948) (1,699,188) (64,559)
(13,509,363) (3,025,041) (4,722,814) (499,745)
(22,771,311) (4,001,143) (792,146) (46,458)
(13,739,132) (2,284,989) — —
(66,092,022) (11,494,958) (19,029,455) (1,248,519)
52,575,846 (174,745,113) 12,594,053 (34,097,165)
(211,527,548) 240,973,927 (61,591,322) 69,780,159
1,321,797,636 1,080,823,709 287,298,470 217,518,311
$ 1,110,270,088 $ 1,321,797,636 $ 225,707,148 $ 287,298,470

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - October 31, 2022 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 19,750,665 $ 28,418,223
Proceeds from shares issued from class conversion (Note 1) 390,537 749,740
Dividends reinvested 32,759,058 16,308,504
Cost of shares redeemed (62,951,079) (75,771,069)
Total Class A Shares (10,050,819) (30,294,602)
Class C Shares
Proceeds from shares issued 3,826,134 4,872,970
Dividends reinvested 6,702,092 3,466,552
Cost of shares redeemed in class conversion (Note 1) (390,537) (749,740)
Cost of shares redeemed (13,927,463) (14,995,009)
Total Class C Shares (3,789,774) (7,405,227)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 9,906,599 3,075,234
Dividends reinvested 2,278,499 1,297,793
Cost of shares redeemed (6,266,028) (9,483,919)
Total Class R6 Shares 5,919,070 (5,110,892)
Institutional Service Class Shares
Proceeds from shares issued 32,016,890 51,655,398
Dividends reinvested 23,843,619 11,766,008
Cost of shares redeemed (87,544,229) (78,107,772)
Total Institutional Service Class Shares (31,683,720) (14,686,366)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (39,605,243) $ (57,497,087)

Index Funds - October 31, 2022 - Statements of Changes in Net Assets - 131
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
$ 33,833,419 $ 17,581,514 $ 25,761,532 $ 37,588,863
110,952 114,760 10,857 68,383
6,566,360 1,077,503 11,000,131 598,471
(42,615,540) (45,414,005) (27,809,521) (52,818,913)
(2,104,809) (26,640,228) 8,962,999 (14,563,196)
4,398,107 3,876,114 425,122 281,575
2,505,252 202,141 311,458 10,736
(110,952) (114,760) (10,857) (68,383)
(10,253,301) (10,827,682) (684,902) (1,071,677)
(3,460,894) (6,864,187) 40,821 (847,749)
41,422,549 36,486,670 7,410,829 8,458,881
6,313,575 802,429 1,699,153 64,034
(18,394,810) (70,333,312) (5,247,874) (5,595,431)
29,341,314 (33,044,213) 3,862,108 2,927,484
39,445,178 99,960,702 8,720,370 19,014,150
13,010,695 2,931,613 4,711,064 499,481
(43,884,424) (125,819,711) (12,537,529) (43,691,442)
8,571,449 (22,927,396) 893,905 (24,177,811)
64,377,838 56,210,094 3,029,334 7,180,852
22,726,839 3,993,417 792,146 46,458
(66,598,384) (107,130,354) (4,987,260) (4,663,203)
20,506,293 (46,926,843) (1,165,780) 2,564,107
27,659,772 18,464,217 — —
13,738,994 2,284,989 — —
(41,676,273) (59,091,452) — —
(277,507) (38,342,246) — —
$ 52,575,846 $ (174,745,113) $ 12,594,053 $ (34,097,165)

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - October 31, 2022 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 166,775 221,383
Issued in class conversion (Note 1) 2,955 5,963
Reinvested 253,478 140,945
Redeemed (544,010) (603,004)
Total Class A Shares (120,802) (234,713)
Class C Shares
Issued 38,168 43,997
Reinvested 60,056 34,493
Redeemed in class conversion (Note 1) (3,415) (6,833)
Redeemed (140,007) (136,353)
Total Class C Shares (45,198) (64,696)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 81,210 23,814
Reinvested 17,582 11,051
Redeemed (54,134) (76,023)
Total Class R6 Shares 44,658 (41,158)
Institutional Service Class Shares
Issued 274,626 403,947
Reinvested 182,808 100,180
Redeemed (765,044) (612,543)
Total Institutional Service Class Shares (307,610) (108,416)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (428,952) (448,983)

Index Funds - October 31, 2022 - Statements of Changes in Net Assets - 133
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
1,586,112 877,946 2,244,195 2,924,340
5,199 5,380 866 5,205
300,863 54,841 911,960 51,409
(2,045,159) (2,293,521) (2,573,504) (4,220,969)
(152,985) (1,355,354) 583,517 (1,240,015)
221,434 201,586 39,273 25,691
117,503 11,057 28,487 1,017
(5,366) (5,541) (955) (5,727)
(510,708) (555,787) (68,840) (95,703)
(177,137) (348,685) (2,035) (74,722)
2,038,972 1,845,665 692,046 677,065
290,041 41,992 143,846 5,654
(911,127) (3,442,461) (494,920) (453,009)
1,417,886 (1,554,804) 340,972 229,710
1,953,137 5,112,831 770,231 1,470,556
593,009 146,291 379,380 40,096
(2,114,456) (6,386,262) (1,107,117) (3,337,270)
431,690 (1,127,140) 42,494 (1,826,618)
3,139,237 2,758,349 266,965 567,434
1,035,908 200,351 63,704 3,787
(3,311,809) (5,455,233) (445,986) (364,887)
863,336 (2,496,533) (115,317) 206,334
1,388,209 916,187 — —
629,075 116,030 — —
(2,061,820) (2,938,442) — —
(44,536) (1,906,225) — —
2,338,254 (8,788,741) 849,631 (2,705,311)

134 - Financial Highlights - October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 11.43 $ 0.18 $ (1.99) $ (1.81) $ (0.19) $ (0.17) $ (0.36) $ 9.26 (16.18)% $ 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
10/31/2020 11.37 0.20 0.39 0.59 (0.22) — (0.22) 11.74 5.23% 252,916 0.65% 1.68% 0.67% 144.76%
10/31/2019 10.51 0.25 0.87 1.12 (0.26) — (0.26) 11.37 10.75% 226,260 0.66% 2.24% 0.67% 98.29%
10/31/2018 11.04 0.22 (0.51) (0.29) (0.24) — (0.24) 10.51 (2.68)% 188,895 0.67% 2.08% 0.67% 163.27%
Class C Shares
10/31/2022 11.43 0.11 (1.98) (1.87) (0.13) (0.17) (0.30) 9.26 (16.71)% 399 1.28% 1.05% 1.34% 66.27%
10/31/2021 11.74 0.07 (0.27) (0.20) (0.11) — (0.11) 11.43 (1.74)% 818 1.33% 0.63% 1.35% 151.19%
10/31/2020 11.37 0.12 0.39 0.51 (0.14) — (0.14) 11.74 4.52% 1,183 1.33% 0.99% 1.35% 144.76%
10/31/2019 10.50 0.17 0.88 1.05 (0.18) — (0.18) 11.37 10.11% 1,038 1.34% 1.55% 1.36% 98.29%
10/31/2018 11.04 0.15 (0.53) (0.38) (0.16) — (0.16) 10.50 (3.43)% 1,149 1.35% 1.38% 1.35% 163.27%
Class R6 Shares
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
10/31/2020 11.35 0.25 0.39 0.64 (0.27) — (0.27) 11.72 5.69% 733,795 0.23% 2.11% 0.25% 144.76%
10/31/2019 10.48 0.29 0.88 1.17 (0.30) — (0.30) 11.35 11.34% 629,550 0.24% 2.66% 0.26% 98.29%
10/31/2018 11.02 0.27 (0.53) (0.26) (0.28) — (0.28) 10.48 (2.38)% 580,462 0.26% 2.48% 0.26% 163.27%
Institutional Service Class Shares
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
10/31/2020 11.35 0.22 0.38 0.60 (0.24) — (0.24) 11.71 5.33% 9,072 0.48% 1.85% 0.50% 144.76%
10/31/2019 10.48 0.26 0.89 1.15 (0.28) — (0.28) 11.35 11.06% 7,394 0.49% 2.40% 0.51% 98.29%
10/31/2018 11.02 0.25 (0.53) (0.28) (0.26) — (0.26) 10.48 (2.59)% 3,157 0.50% 2.31% 0.50% 163.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

136 - Financial Highlights - October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 9.28 $ 0.19 $ (2.29) $ (2.10) $ (0.39) $ — $ (0.39) $ 6.79 (23.43)% $ 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
10/31/2020 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) 7.09 (6.93)% 166,664 0.75% 1.75% 0.75% 6.80%
10/31/2019 7.57 0.20 0.54 0.74 (0.29) (0.17) (0.46) 7.85 10.47% 191,579 0.74% 2.65% 0.74% 3.75%
10/31/2018 8.72 0.20 (0.82) (0.62) (0.22) (0.31) (0.53) 7.57 (7.62)% 198,584 0.71% 2.39% 0.71% 9.38%
Class C Shares
10/31/2022 8.60 0.12 (2.12) (2.00) (0.33) — (0.33) 6.27 (24.02)% 1,504 1.51% 1.61% 1.54% 10.02%
10/31/2021 6.58 0.11 2.00 2.11 (0.09) — (0.09) 8.60 32.20% 3,089 1.50% 1.31% 1.50% 25.24%
10/31/2020 7.32 0.07 (0.61) (0.54) (0.09) (0.11) (0.20) 6.58 (7.67)% 3,059 1.43% 1.09% 1.43% 6.80%
10/31/2019 7.08 0.14 0.50 0.64 (0.23) (0.17) (0.40) 7.32 9.75% 2,889 1.42% 1.97% 1.42% 3.75%
10/31/2018 8.21 0.13 (0.75) (0.62) (0.20) (0.31) (0.51) 7.08 (8.18)% 3,880 1.38% 1.70% 1.38% 9.38%
Class R Shares
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
10/31/2020 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) 7.06 (7.37)% 21,325 1.05% 1.51% 1.05% 6.80%
10/31/2019 7.55 0.18 0.54 0.72 (0.26) (0.17) (0.43) 7.84 10.29% 10,553 1.04% 2.34% 1.04% 3.75%
10/31/2018 8.71 0.18 (0.82) (0.64) (0.21) (0.31) (0.52) 7.55 (7.88)% 7,414 1.02% 2.11% 1.02% 9.38%
Class R6 Shares
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
10/31/2020 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) 7.14 (6.51)% 910,956 0.33% 2.18% 0.33% 6.80%
10/31/2019 7.62 0.23 0.55 0.78 (0.33) (0.17) (0.50) 7.90 11.02% 1,128,271 0.32% 3.02% 0.32% 3.75%
10/31/2018 8.76 0.23 (0.81) (0.58) (0.25) (0.31) (0.56) 7.62 (7.22)% 1,234,310 0.31% 2.74% 0.31% 9.38%
Institutional Service Class Shares
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
10/31/2020 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) 7.13 (6.68)% 6,680 0.49% 2.04% 0.49% 6.80%
10/31/2019 7.61 0.22 0.54 0.76 (0.31) (0.17) (0.48) 7.89 10.78% 7,532 0.49% 2.96% 0.49% 3.75%
10/31/2018 8.76 0.22 (0.82) (0.60) (0.24) (0.31) (0.55) 7.61 (7.40)% 6,111 0.47% 2.61% 0.47% 9.38%

Index Funds - October 31, 2022 - Financial Highlights - 137
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

138 - Financial Highlights - October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 20.33 $ 0.14 $ (2.35) $ (2.21) $ (0.15) $ (2.18) $ (2.33) $ 15.79 (12.10)% $ 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
10/31/2020 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) 14.17 (1.91)% 212,219 0.67% 0.88% 0.68% 18.95%
10/31/2019 17.09 0.15 0.81 0.96 (0.21) (2.63) (2.84) 15.21 8.25% 273,121 0.67% 1.00% 0.68% 16.22%(g)
10/31/2018 19.31 0.17 (0.01) 0.16 (0.19) (2.19) (2.38) 17.09 0.38% 289,155 0.67% 0.95% 0.68% 21.84%
Class C Shares
10/31/2022 18.12 0.02 (2.06) (2.04) (0.08) (2.18) (2.26) 13.82 (12.70)% 7,686 1.37% 0.15% 1.38% 15.40%
10/31/2021 12.69 — 5.88 5.88 (0.04) (0.41) (0.45) 18.12 47.06% 10,717 1.34% (0.02)% 1.35% 15.98%
10/31/2020 13.73 0.03 (0.35) (0.32) (0.08) (0.64) (0.72) 12.69 (2.65)% 9,267 1.36% 0.21% 1.37% 18.95%
10/31/2019 15.74 0.04 0.72 0.76 (0.14) (2.63) (2.77) 13.73 7.55% 15,301 1.36% 0.33% 1.37% 16.22%(g)
10/31/2018 17.99 0.04 0.01 0.05 (0.11) (2.19) (2.30) 15.74 (0.28)% 19,195 1.35% 0.26% 1.36% 21.84%
Class R Shares
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
10/31/2020 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) 13.91 (2.23)% 14,720 0.99% 0.58% 1.00% 18.95%
10/31/2019 16.85 0.10 0.80 0.90 (0.17) (2.63) (2.80) 14.95 7.96% 20,786 0.99% 0.69% 1.00% 16.22%(g)
10/31/2018 19.09 0.12 (0.02) 0.10 (0.15) (2.19) (2.34) 16.85 0.03% 24,649 0.97% 0.64% 0.98% 21.84%
Class R6 Shares
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
10/31/2020 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) 14.48 (1.52)% 455,058 0.27% 1.28% 0.28% 18.95%
10/31/2019 17.38 0.22 0.83 1.05 (0.27) (2.63) (2.90) 15.53 8.74% 511,165 0.27% 1.41% 0.28% 16.22%(g)
10/31/2018 19.60 0.25 (0.01) 0.24 (0.27) (2.19) (2.46) 17.38 0.78% 885,017 0.26% 1.36% 0.27% 21.84%
Institutional Service Class Shares
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
10/31/2020 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) 14.47 (1.68)% 12,763 0.42% 1.14% 0.43% 18.95%
10/31/2019 17.37 0.18 0.83 1.01 (0.23) (2.63) (2.86) 15.52 8.48% 16,190 0.48% 1.19% 0.49% 16.22%(g)
10/31/2018 19.59 0.20 — 0.20 (0.23) (2.19) (2.42) 17.37 0.58% 22,233 0.48% 1.10% 0.49% 21.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Index Funds - October 31, 2022 - Financial Highlights - 139
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2022 $ 139.18 $ 0.65 $ (26.12) $ (25.47) $ (0.59) $ (11.28) $ (11.87) $ 101.84 (20.08)% $ 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
10/31/2020 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) 104.27 14.23% 324,798 0.70% 0.66% 0.70% 4.82%
10/31/2019 81.72 0.71 13.02 13.73 (0.65) (1.74) (2.39) 93.06 17.34% 339,453 0.71% 0.82% 0.71% 19.57%
10/31/2018 78.46 0.48 5.83 6.31 (0.40) (2.65) (3.05) 81.72 8.22% 304,905 0.74% 0.57% 0.74% 17.24%
Class C Shares
10/31/2022 121.01 (0.17) (22.37) (22.54) (0.05) (11.28) (11.33) 87.14 (20.67)% 49,656 1.39% (0.17)% 1.39% 4.64%
10/31/2021 91.70 (0.43) 35.05 34.62 (0.10) (5.21) (5.31) 121.01 38.93% 74,423 1.36% (0.39)% 1.36% 5.39%
10/31/2020 82.29 (0.06) 11.00 10.94 (0.22) (1.31) (1.53) 91.70 13.42% 62,331 1.42% (0.07)% 1.42% 4.82%
10/31/2019 72.68 0.05 11.52 11.57 (0.22) (1.74) (1.96) 82.29 16.46% 64,137 1.46% 0.07% 1.46% 19.57%
10/31/2018 70.31 (0.12) 5.21 5.09 (0.07) (2.65) (2.72) 72.68 7.44% 59,925 1.46% (0.16)% 1.46% 17.24%
Class R6 Shares
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
10/31/2020 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) 105.36 14.63% 23,808 0.35% 0.99% 0.35% 4.82%
10/31/2019 82.54 1.01 13.16 14.17 (0.94) (1.74) (2.68) 94.03 17.74% 19,103 0.37% 1.15% 0.37% 19.57%
10/31/2018 79.18 0.77 5.88 6.65 (0.64) (2.65) (3.29) 82.54 8.59% 15,336 0.39% 0.90% 0.39% 17.24%
Institutional Service Class Shares
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
10/31/2020 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) 105.39 14.49% 225,683 0.48% 0.88% 0.48% 4.82%
10/31/2019 82.56 0.90 13.17 14.07 (0.85) (1.74) (2.59) 94.04 17.60% 255,111 0.49% 1.02% 0.49% 19.57%
10/31/2018 79.20 0.67 5.89 6.56 (0.55) (2.65) (3.20) 82.56 8.47% 188,241 0.50% 0.79% 0.50% 17.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

140 - Financial Highlights - October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2022 $ 22.85 $ 0.19 $ (3.47) $ (3.28) $ (0.18) $ (0.94) $ (1.12) $ 18.45 (15.06)% $ 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
10/31/2020 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) 16.22 9.08%(f) 124,885 0.64% 1.27% 0.64% 2.79%
10/31/2019 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) 15.78 13.64% 131,343 0.64% 1.75% 0.64% 4.25%(g)
10/31/2018 16.29 0.22 0.85 1.07 (0.25) (0.83) (1.08) 16.28 6.67% 132,086 0.59% 1.33% 0.59% 9.63%
Class C Shares
10/31/2022 22.17 0.06 (3.37) (3.31) (0.07) (0.94) (1.01) 17.85 (15.64)% 42,910 1.23% 0.30% 1.23% 4.17%
10/31/2021 15.76 0.04 6.44 6.48 (0.07) — (0.07) 22.17 41.23% 57,226 1.25% 0.22% 1.25% 5.58%
10/31/2020 15.36 0.10 1.16 1.26 (0.16) (0.70) (0.86) 15.76 8.36% 46,181 1.27% 0.65% 1.27% 2.79%
10/31/2019 15.92 0.17 1.45 1.62 (0.18) (2.00) (2.18) 15.36 12.85% 51,803 1.27% 1.14% 1.27% 4.25%(g)
10/31/2018 15.95 0.11 0.84 0.95 (0.15) (0.83) (0.98) 15.92 6.04% 46,120 1.24% 0.68% 1.24% 9.63%
Class R Shares
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
10/31/2020 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) 16.14 8.72% 116,748 0.94% 0.94% 0.94% 2.79%
10/31/2019 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) 15.71 13.40% 92,128 0.84% 1.59% 0.84% 4.25%(g)
10/31/2018 16.24 0.19 0.86 1.05 (0.23) (0.83) (1.06) 16.23 6.53% 71,548 0.76% 1.16% 0.76% 9.63%
Class R6 Shares
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
10/31/2020 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) 16.39 9.53% 203,736 0.20% 1.70% 0.20% 2.79%
10/31/2019 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) 15.94 14.09% 168,300 0.19% 2.29% 0.19% 4.25%(g)
10/31/2018 16.42 0.29 0.87 1.16 (0.32) (0.83) (1.15) 16.43 7.19% 2,047,162 0.17% 1.76% 0.17% 9.63%
Institutional Service Class Shares
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
10/31/2020 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) 16.34 9.28% 359,249 0.45% 1.46% 0.45% 2.79%
10/31/2019 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) 15.89 13.84% 372,474 0.45% 1.96% 0.45% 4.25%(g)
10/31/2018 16.38 0.25 0.86 1.11 (0.28) (0.83) (1.11) 16.38 6.88% 329,181 0.42% 1.51% 0.42% 9.63%
Service Class Shares
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
10/31/2020 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) 16.23 9.04%(f) 230,025 0.60% 1.31% 0.60% 2.79%
10/31/2019 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) 15.80 13.68% 254,151 0.60% 1.79% 0.60% 4.25%(g)
10/31/2018 16.30 0.23 0.86 1.09 (0.26) (0.83) (1.09) 16.30 6.75% 271,668 0.57% 1.37% 0.57% 9.63%

Index Funds - October 31, 2022 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover excludes securities received or delivered in-kind.

142 - Financial Highlights - October 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2022 $ 13.51 $ 0.08 $ (2.51) $ (2.43) $ (0.08) $ (0.79) $ (0.87) $ 10.21 (18.96)% $ 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
10/31/2020 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) 9.06 (0.36)% 127,384 0.70% 0.72% 0.74% 15.29%
10/31/2019 13.58 0.08 (0.03) (g) 0.05 (0.11) (3.76) (3.87) 9.76 4.35% 153,310 0.70% 0.82% 0.75% 17.17%(h)
10/31/2018 15.79 0.11 0.14 0.25 (0.12) (2.34) (2.46) 13.58 1.30% 217,457 0.70% 0.72% 0.72% 26.86%
Class C Shares
10/31/2022 12.26 0.01 (2.27) (2.26) (0.03) (0.79) (0.82) 9.18 (19.49)% 3,386 1.38% 0.07% 1.47% 17.43%
10/31/2021 8.27 (0.04) 4.06 4.02 (0.03) — (0.03) 12.26 48.61% 4,550 1.40% (0.34)% 1.44% 19.96%
10/31/2020 8.99 — (0.05) (0.05) (0.03) (0.64) (0.67) 8.27 (1.05)% 3,685 1.40% 0.04% 1.44% 15.29%
10/31/2019 12.86 0.01 (0.06) (g) (0.05) (0.06) (3.76) (3.82) 8.99 3.60% 5,532 1.37% 0.15% 1.42% 17.17%(h)
10/31/2018 15.10 0.01 0.15 0.16 (0.06) (2.34) (2.40) 12.86 0.68% 7,242 1.38% 0.06% 1.41% 26.86%
Class R Shares
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
10/31/2020 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) 8.87 (0.79)% 15,382 1.01% 0.40% 1.05% 15.29%
10/31/2019 13.42 0.05 (0.03) (g) 0.02 (0.09) (3.76) (3.85) 9.59 4.11% 14,664 1.01% 0.50% 1.05% 17.17%(h)
10/31/2018 15.64 0.06 0.15 0.21 (0.09) (2.34) (2.43) 13.42 0.99% 11,587 1.00% 0.42% 1.03% 26.86%
Class R6 Shares
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
10/31/2020 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) 9.35 0.04% 64,779 0.28% 1.14% 0.32% 15.29%
10/31/2019 13.87 0.13 (0.04) (g) 0.09 (0.15) (3.76) (3.91) 10.05 4.76% 69,935 0.28% 1.26% 0.33% 17.17%(h)
10/31/2018 16.06 0.18 0.15 0.33 (0.18) (2.34) (2.52) 13.87 1.79% 188,961 0.28% 1.19% 0.30% 26.86%
Institutional Service Class Shares
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
10/31/2020 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) 9.34 (0.22)% 6,288 0.53% 0.88% 0.57% 15.29%
10/31/2019 13.85 0.10 (0.03) (g) 0.07 (0.12) (3.76) (3.88) 10.04 4.53% 5,679 0.53% 0.99% 0.58% 17.17%(h)
10/31/2018 16.06 0.13 0.16 0.29 (0.16) (2.34) (2.50) 13.85 1.49% 7,034 0.50% 0.86% 0.53% 26.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Index Funds - October 31, 2022 - Notes to Financial Statements - 143
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

144 - Notes to Financial Statements - October 31, 2022 - Index Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

Index Funds - October 31, 2022 - Notes to Financial Statements - 145
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 497,854 $ – $ 497,854
Commercial Mortgage-Backed Securities – 4,870,334 – 4,870,334
Corporate Bonds – 56,960,899 – 56,960,899
Foreign Government Securities – 3,749,175 – 3,749,175
Mortgage-Backed Securities – 64,874,958 – 64,874,958
Municipal Bonds – 2,072,564 – 2,072,564
Repurchase Agreement – 3,672,091 – 3,672,091
Supranational – 3,085,052 – 3,085,052
U.S. Government Agency Securities – 3,730,721 – 3,730,721
U.S. Treasury Obligations – 94,183,990 – 94,183,990
Total $ – $ 237,697,638 $ – $ 237,697,638
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 6,363,358 $ 6,221,629 $ – $ 12,584,987
Air Freight & Logistics – 4,914,276 – 4,914,276
Airlines – 1,219,207 – 1,219,207
Auto Components – 5,598,042 – 5,598,042
Automobiles 1,190,697 27,250,030 – 28,440,727
Banks 4,386,390 77,443,668 – 81,830,058
Beverages 637,339 18,198,576 – 18,835,915
Biotechnology 175,310 9,279,683 – 9,454,993
Building Products – 8,984,301 – 8,984,301
Capital Markets 347,613 22,259,972 – 22,607,585
Chemicals 288,557 26,927,904 – 27,216,461
Commercial Services & Supplies 272,766 3,158,384 – 3,431,150
Communications Equipment – 2,707,311 – 2,707,311
Construction & Engineering – 6,929,729 – 6,929,729
Construction Materials – 4,701,808 – 4,701,808
Containers & Packaging – 984,127 – 984,127
Distributors – 295,928 – 295,928
Diversified Consumer Services – 252,771 – 252,771
Diversified Financial Services 253,474 6,414,626 – 6,668,100
Diversified Telecommunication Services 693,098 16,304,804 – 16,997,902
Electric Utilities 433,520 15,743,613 – 16,177,133
Electrical Equipment 278,339 14,567,933 – 14,846,272
Electronic Equipment, Instruments &
Components – 13,301,395 – 13,301,395
Energy Equipment & Services – 487,966 – 487,966
Entertainment 1,218,452 6,537,125 – 7,755,577
Equity Real Estate Investment Trusts (REITs) – 10,922,011 – 10,922,011
Food & Staples Retailing – 11,529,898 – 11,529,898
Food Products – 30,479,201 – 30,479,201
Gas Utilities 267,094 2,807,637 – 3,074,731
Health Care Equipment & Supplies – 18,765,170 – 18,765,170
Health Care Providers & Services – 2,354,012 – 2,354,012
Health Care Technology – 896,036 – 896,036
Hotels, Restaurants & Leisure 2,557,309 10,133,624 – 12,690,933
Household Durables 933,748 8,831,744 – 9,765,492
Household Products 1,176,920 4,942,280 – 6,119,200

146 - Notes to Financial Statements - October 31, 2022 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ – $ 2,358,045 $ – $ 2,358,045
Industrial Conglomerates 927,833 12,135,407 – 13,063,240
Insurance – 43,489,202 – 43,489,202
Interactive Media & Services – 2,024,383 – 2,024,383
Internet & Direct Marketing Retail 2,457,195 1,383,922 – 3,841,117
IT Services 309,488 13,279,276 – 13,588,764
Leisure Products – 2,022,775 – 2,022,775
Life Sciences Tools & Services – 5,188,162 – 5,188,162
Machinery 2,175,686 22,319,366 – 24,495,052
Marine 141,010 3,146,486 – 3,287,496
Media 1,127,207 2,773,394 – 3,900,601
Metals & Mining 11,162,454 16,918,128 – 28,080,582
Multiline Retail – 3,133,183 – 3,133,183
Multi-Utilities – 6,615,545 – 6,615,545
Oil, Gas & Consumable Fuels 346,453 45,158,906 – 45,505,359
Paper & Forest Products 813,194 2,361,597 – 3,174,791
Personal Products 678,990 16,641,328 – 17,320,318
Pharmaceuticals 1,028,848 83,696,087 – 84,724,935
Professional Services 1,899,124 12,675,707 – 14,574,831
Real Estate Management & Development 247,299 11,508,931 – 11,756,230
Road & Rail 236,785 5,877,626 – 6,114,411
Semiconductors & Semiconductor
Equipment – 23,558,087 – 23,558,087
Software 1,613,998 11,666,982 – 13,280,980
Specialty Retail – 6,066,757 – 6,066,757
Technology Hardware, Storage & Peripherals – 3,959,111 – 3,959,111
Textiles, Apparel & Luxury Goods 6,806,901 17,193,509 – 24,000,410
Tobacco 1,067,981 8,641,675 – 9,709,656
Trading Companies & Distributors 485,283 14,323,255 – 14,808,538
Transportation Infrastructure – 4,247,152 – 4,247,152
Water Utilities – 983,507 – 983,507
Wireless Telecommunication Services – 11,107,616 – 11,107,616
Total Common Stocks $ 54,999,713 $ 818,801,528 $ – $ 873,801,241
Futures Contracts# 235,645 – – 235,645
Repurchase Agreement – 6,148,880 – 6,148,880
Total $ 55,235,358 $ 824,950,408 $ – $ 880,185,766
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 660,425,927 $ – $ – $ 660,425,927
Futures Contracts# 512,465 – – 512,465
Repurchase Agreement – 9,017,898 – 9,017,898
Total $ 660,938,392 $ 9,017,898 $ – $ 669,956,290
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 530,231,903 $ – $ – $ 530,231,903
Repurchase Agreement – 8,369,437 – 8,369,437
Total Assets $ 530,231,903 $ 8,369,437 $ – $ 538,601,340
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (6,845) $ – $ – $ (6,845)
Total Liabilities $ (6,845) $ – $ – $ (6,845)
Total $ 530,225,058 $ 8,369,437 $ – $ 538,594,495

Index Funds - October 31, 2022 - Notes to Financial Statements - 147
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,104,076,661 $ – $ – $ 1,104,076,661
Futures Contracts# 265,571 – – 265,571
Repurchase Agreement – 1,138,776 – 1,138,776
Total $ 1,104,342,232 $ 1,138,776 $ – $ 1,105,481,008
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,014,581 $ – $ – $ 2,014,581
Air Freight & Logistics 956,741 – – 956,741
Airlines 742,516 – – 742,516
Auto Components 3,149,962 – – 3,149,962
Automobiles 419,581 – – 419,581
Banks 23,060,547 – – 23,060,547
Beverages 1,242,696 – – 1,242,696
Biotechnology 15,728,369 – – 15,728,369
Building Products 2,814,280 – – 2,814,280
Capital Markets 3,409,302 – – 3,409,302
Chemicals 4,640,123 – – 4,640,123
Commercial Services & Supplies 3,221,377 – – 3,221,377
Communications Equipment 2,275,062 – – 2,275,062
Construction & Engineering 3,502,929 – – 3,502,929
Construction Materials 322,564 – – 322,564
Consumer Finance 1,553,314 – – 1,553,314
Containers & Packaging 640,582 – – 640,582
Distributors 73,211 – – 73,211
Diversified Consumer Services 2,132,752 – – 2,132,752
Diversified Financial Services 687,070 – – 687,070
Diversified Telecommunication Services 1,500,831 – – 1,500,831
Electric Utilities 1,556,478 – – 1,556,478
Electrical Equipment 2,974,063 – – 2,974,063
Electronic Equipment, Instruments &
Components 5,253,548 – – 5,253,548
Energy Equipment & Services 4,615,716 – – 4,615,716
Entertainment 659,725 – – 659,725
Equity Real Estate Investment Trusts (REITs) 12,932,491 – – 12,932,491
Food & Staples Retailing 1,362,326 – – 1,362,326
Food Products 2,763,912 – – 2,763,912
Gas Utilities 2,743,745 – – 2,743,745
Health Care Equipment & Supplies 8,723,155 – – 8,723,155
Health Care Providers & Services 6,575,325 – – 6,575,325
Health Care Technology 1,243,314 – – 1,243,314
Hotels, Restaurants & Leisure 5,691,363 – – 5,691,363
Household Durables 3,324,101 – – 3,324,101
Household Products 570,932 – – 570,932
Independent Power and Renewable
Electricity Producers 1,059,163 – – 1,059,163
Industrial Conglomerates 64,050 – – 64,050
Insurance 4,770,858 – – 4,770,858
Interactive Media & Services 1,609,531 – – 1,609,531
Internet & Direct Marketing Retail 895,948 – – 895,948
IT Services 4,677,410 – – 4,677,410
Leisure Products 928,412 – – 928,412
Life Sciences Tools & Services 1,862,959 – – 1,862,959
Machinery 8,944,948 – – 8,944,948
Marine 540,321 – – 540,321
Media 1,950,890 – – 1,950,890

148 - Notes to Financial Statements - October 31, 2022 - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Metals & Mining $ 3,370,605 $ – $ – $ 3,370,605
Mortgage Real Estate Investment Trusts
(REITs) 2,759,926 – – 2,759,926
Multiline Retail 260,196 – – 260,196
Multi-Utilities 1,009,438 – – 1,009,438
Oil, Gas & Consumable Fuels 11,024,482 – – 11,024,482
Paper & Forest Products 327,831 – – 327,831
Personal Products 1,602,187 – – 1,602,187
Pharmaceuticals 3,572,237 – – 3,572,237
Professional Services 3,709,392 – – 3,709,392
Real Estate Management & Development 1,345,326 – – 1,345,326
Road & Rail 1,226,631 – – 1,226,631
Semiconductors & Semiconductor
Equipment 5,028,170 – – 5,028,170
Software 10,514,683 – – 10,514,683
Specialty Retail 5,251,785 – – 5,251,785
Technology Hardware, Storage & Peripherals 720,402 – – 720,402
Textiles, Apparel & Luxury Goods 1,344,674 – – 1,344,674
Thrifts & Mortgage Finance 3,173,591 – – 3,173,591
Tobacco 306,984 – – 306,984
Trading Companies & Distributors 3,550,831 – – 3,550,831
Water Utilities 1,078,750 – – 1,078,750
Wireless Telecommunication Services 363,605 – – 363,605
Total Common Stocks $ 223,924,800 $ – $ – $ 223,924,800
Futures Contracts# 114,207 – – 114,207
Repurchase Agreement – 11,546,294 – 11,546,294
Rights   – 97 – 97
Total $ 224,039,007 $ 11,546,391 $ – $ 235,585,398
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2022, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2022, Small Cap Index held two rights investments and one common stock investment that were categorized as Level 3 investments which were each valued at $0.
Small Cap Index
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases — — —
Sales — (686) (686)
Change in Unrealized Appreciation/Depreciation — 686 686
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 10/31/2022 $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
10/31/2022 ** $ — $ 686 $ 686
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - October 31, 2022 - Notes to Financial Statements - 149
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

150 - Notes to Financial Statements - October 31, 2022 - Index Funds
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2022:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 235,645
Total $ 235,645
Mid Cap Market Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 512,465
Total $ 512,465
NYSE Arca Tech 100 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (6,845)
Total $ (6,845)
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 265,571
Total $ 265,571
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 114,207
Total $ 114,207
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (564,084)
Total $ (564,084)
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (333,607)
Total $ (333,607)

Index Funds - October 31, 2022 - Notes to Financial Statements - 151
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2022:
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (631,662)
Total $ (631,662)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,074,606)
Total $ (2,074,606)
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (553,431)
Total $ (553,431)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 145,008
Total $ 145,008
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 334,718
Total $ 334,718
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (74,054)
Total $ (74,054)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 7,738
Total $ 7,738
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 103,419
Total $ 103,419
International Index
Futures Contracts:
Average Notional Balance Long $ 9,828,700

152 - Notes to Financial Statements - October 31, 2022 - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of October 31, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the year ended October 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 5,316,218
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 2,662,422
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 10,797,943
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 2,350,004

Index Funds - October 31, 2022 - Notes to Financial Statements - 153
For the period from November 1, 2021 through February 18, 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended October 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price,
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 3,672,091
International Index 6,148,880
Mid Cap Market Index 9,017,898
NYSE Arca Tech 100 Index 8,369,437
S&P 500 Index 1,138,776
Small Cap Index 11,546,294

154 - Notes to Financial Statements - October 31, 2022 - Index Funds
which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $170,641,174 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 8/15/2052; total market value $174,054,011.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,672,091 $ – $ 3,672,091 $ (3,672,091) $ –
Total $ 3,672,091 $ – $ 3,672,091 $ (3,672,091) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,148,880 $ – $ 6,148,880 $ (6,148,880) $ –
Total $ 6,148,880 $ – $ 6,148,880 $ (6,148,880) $ –

Index Funds - October 31, 2022 - Notes to Financial Statements - 155
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,017,898 $ – $ 9,017,898 $ (9,017,898) $ –
Total $ 9,017,898 $ – $ 9,017,898 $ (9,017,898) $ –
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,369,437 $ – $ 8,369,437 $ (8,369,437) $ –
Total $ 8,369,437 $ – $ 8,369,437 $ (8,369,437) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,138,776 $ – $ 1,138,776 $ (1,138,776) $ –
Total $ 1,138,776 $ – $ 1,138,776 $ (1,138,776) $ –

156 - Notes to Financial Statements - October 31, 2022 - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 11,546,294 $ – $ 11,546,294 $ (11,546,294) $ –
Total $ 11,546,294 $ – $ 11,546,294 $ (11,546,294) $ –
* As of October 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - October 31, 2022 - Notes to Financial Statements - 157
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2022 are primarily attributable to paydown reclass, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, non-
taxable distributions, and reclassifications due to corporate actions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals, investments in PFICs, mark-to-market adjustments on futures, non-taxable distributions, and treatment of corporate actions. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2022 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders.
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ (1) $ 1
International Index – –
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

158 - Notes to Financial Statements - October 31, 2022 - Index Funds
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2023.
Prior to February 28, 2022, the Trust and NFA had entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02
Fund
Advisory Fee
Waiver
(annual rate)
Bond Index 0.02%

Index Funds - October 31, 2022 - Notes to Financial Statements - 159
During the year ended October 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Amount
Bond Index $ 17,988
Mid Cap Market Index 74,198
Small Cap Index 49,329
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.19% 0.18% 0.12%
International Index 0.25 N/A 0.21
Mid Cap Market Index 0.20 0.19 0.19
NYSE Arca Tech 100 Index 0.22 N/A 0.22
S&P 500 Index 0.13 N/A 0.13
Small Cap Index 0.19 0.17 0.10
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index(a) All Classes 0.22%
International Index(b) All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
(a) The rate is effective on January 1, 2022. Prior to the effective date, Fund Operating Expenses was limited to 0.29%.
(b) The rate is effective on January 1, 2022. Prior to the effective date, Fund Operating Expenses was limited to 0.34%.

160 - Notes to Financial Statements - October 31, 2022 - Index Funds
As of October 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
As of October 31, 2022, there were no cumulative potential reimbursements which could be reimbursed to NFA.
During the year ended October 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2022, NFM earned an aggregate of $1,456,065 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2022, the Funds’ aggregate portion of such costs amounted to $15,905.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Bond Index $ — $ — $ 184,842 $ 184,842
International Index — — 340,215 340,215
Mid Cap Market Index — — — —
NYSE Arca Tech 100 Index — — — —
S&P 500 Index — — — —
Small Cap Index 38,646 54,788 174,873 268,307
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Index Funds - October 31, 2022 - Notes to Financial Statements - 161
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to
5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2022, the Funds imposed aggregate front-end sales charges of $174,973. From these fees, NFD retained a portion amounting to $24,658.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. Class C CDSCs are 1.00% for all Funds. During the year ended October 31, 2022, the Funds imposed aggregate CDSCs of $521. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the year ended October 31, 2022, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% N/A N/A
International Index 0.25 1.00 0.50% N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.05% N/A 0.25% N/A
International Index 0.15 0.21 0.25% 0.24 N/A
Mid Cap Market Index 0.17 0.11 0.21 0.22 N/A
NYSE Arca Tech 100 Index 0.09 0.08 N/A 0.12 N/A
S&P 500 Index 0.14 0.04 0.25 0.25 0.25%
Small Cap Index 0.17 0.12 0.23 0.15 N/A
N/A — Not Applicable.

162 - Notes to Financial Statements - October 31, 2022 - Index Funds
For the year ended October 31, 2022, each Fund’s total administrative services fees were as follows:
As of October 31, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2022 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended October 31, 2022, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended October 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for
Fund Amount
Bond Index $ 443,612
International Index 540,305
Mid Cap Market Index 511,610
NYSE Arca Tech 100 Index 631,356
S&P 500 Index 2,191,942
Small Cap Index 327,372
Fund
% of Shares
Outstanding
Owned
Bond Index 71.39%
International Index 85.58
Mid Cap Market Index 71.95
NYSE Arca Tech 100 Index 0.77
S&P 500 Index 39.76
Small Cap Index 52.45
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 799,928 $ 35,613 $ 7,040
S&P 500 Index 546,050 197,528 34,951
Small Cap Index – 26,991 (2,899)

Index Funds - October 31, 2022 - Notes to Financial Statements - 163
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2022, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed
Fund Purchases
*
Sales
*
Bond Index $ 222,210,202 $ 476,827,140
International Index 110,978,795 216,191,907
Mid Cap Market Index 113,442,207 195,278,513
NYSE Arca Tech 100 Index 30,098,271 133,193,646
S&P 500 Index 50,099,119 52,231,791
Small Cap Index 42,597,412 47,841,010
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 34,302,016 $ 127,782,914

164 - Notes to Financial Statements - October 31, 2022 - Index Funds
securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Index Funds - October 31, 2022 - Notes to Financial Statements - 165
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(f) Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Index 75.21% 3(a)
International Index 53.79 4(a)
Mid Cap Market Index 40.00 3(a)
NYSE Arca Tech 100 Index — —
S&P 500 Index 55.57 4(a)
Small Cap Index 49.82 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

166 - Notes to Financial Statements - October 31, 2022 - Index Funds
10. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
I
As of October 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 6,305,860 $ 7,198,025 $ 13,503,885 $ – $ 13,503,885
International Index 57,892,137 – 57,892,137 – 57,892,137
Mid Cap Market Index 23,740,491 72,817,650 96,558,141 – 96,558,141
NYSE Arca Tech 100 Index 5,385,776 62,220,588 67,606,364 – 67,606,364
S&P 500 Index 13,835,172 52,256,850 66,092,022 – 66,092,022
Small Cap Index 6,544,889 12,484,566 19,029,455 – 19,029,455
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 13,818,133 $ – $ 13,818,133 $ – $ 13,818,133
International Index 28,225,386 – 28,225,386 – 28,225,386
Mid Cap Market Index 11,808,539 15,066,393 26,874,932 – 26,874,932
NYSE Arca Tech 100 Index 4,769,701 29,290,280 34,059,981 – 34,059,981
S&P 500 Index 11,494,958 – 11,494,958 – 11,494,958
Small Cap Index 1,248,519 – 1,248,519 – 1,248,519
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 479,473 $ – $ 479,473 $ (469,002) $ (1,623,767) $ (38,018,175) $ (39,631,471)
International Index 733,046 – 733,046 – (65,599,086) 82,964,319 18,098,279
Mid Cap Market Index 1,919,368 50,731,126 52,650,494 – – 160,397,235 213,047,729
NYSE Arca Tech 100 Index 1,745,702 78,000,913 79,746,615 – – 347,782,059 427,528,674
S&P 500 Index 2,602,320 4,782,566 7,384,886 – – 420,205,675 427,590,561
Small Cap Index 369,492 1,486,973 1,856,465 – – 20,112,102 21,968,567
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 275,715,813 $ 121,339 $ (38,139,514) $ (38,018,175)
International Index 796,610,987 189,551,453 (105,976,674) 83,574,779
Mid Cap Market Index 509,559,055 209,778,649 (49,381,414) 160,397,235
NYSE Arca Tech 100 Index 190,812,436 363,077,857 (15,295,798) 347,782,059
S&P 500 Index 685,275,333 468,627,118 (48,421,443) 420,205,675
Small Cap Index 215,473,296 63,798,580 (43,686,478) 20,112,102

Index Funds - October 31, 2022 - Notes to Financial Statements - 167
As of October 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Bond Index $ (1,623,767)
International Index (65,599,086)

168 - Report of Independent Registered Public Accounting Firm - October 31, 2022 - Index Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Index Fund, Nationwide
International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech 100 Index Fund,
Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech
100 Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund (six of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October
31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Index Funds - October 31, 2022 (Unaudited) - Supplemental Information - 169
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2022, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Market Index 54.09
NYSE Arca Tech 100 Index 100.00
S&P 500 Index 100.00
Small Cap Index 52.22
Fund Amount
Bond Index $ 7,198,025
International Index –
Mid Cap Market Index 72,817,650
NYSE Arca Tech 100 Index 62,220,588
S&P 500 Index 52,256,850
Small Cap Index 12,484,566
Fund Amount Per Share
Bond Index $ – $ –
International Index 34,211,609 0.2636
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 1,706,991 0.0132
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

Index Funds - October 31, 2022 - Management Information - 171
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

172 - Management Information - October 31, 2022 - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - October 31, 2022 - Management Information - 173
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

174 - Market Index Definitions - October 31, 2022 - Index Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - October 31, 2022 - Market Index Definitions - 175
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

176 - Market Index Definitions - October 31, 2022 - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Index Funds - October 31, 2022 - Market Index Definitions - 177
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

178 - Market Index Definitions - October 31, 2022 - Index Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

180 - Glossary - October 31, 2022 - Index Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Index Funds - October 31, 2022 - Glossary - 181
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

182 - Glossary - October 31, 2022 - Index Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-IDX (12-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers
LLP
(“PwC”), for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022, respectively.

	2021	2022

Audit Fees	$1,278,966	$1,306,400
Audit-Related Fees	$0	$18,200
Tax Fees (a)	$38,503	$31,420
All Other Fees	$450	$0

Total	$1,317,919	$1,356,020

(a)
Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022, respectively.

	2021	2022

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2021 and October 31, 2022, respectively:

	2021	2022

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2021 and October 31, 2022, respectively:

	2021	2022

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal year ended October 31, 2022, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended October 31, 2021 and October 31, 2022, were $66,634 and $320,413, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence
.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;
(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of December 6, 2022 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   _____/s Lee T. Cummings_____
Name:    Lee T. Cummings
Title:      Principal Executive Officer
Date:      December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   ___/s David Majewski_________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      December 22, 2022

By (Signature and Title)*                   ___/s Lee T. Cummings________
Name:    Lee T. Cummings
Title:      Principal Executive Officer
Date:      December 22, 2022

*
Print the name and title of each signing officer under his or her signature.

]